UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4497
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Date of fiscal year end: 8/31

Date of reporting period: 2/28/14

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared thirteen semiannual reports to shareholders for the period ended February 28, 2014. The first report applies to the Floating Rate Income Fund, the second report applies to the Natural Resources Fund, the third report applies to the Strategic Income Opportunities Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the U.S. Equity Fund, the sixth report applies to the Emerging Markets Fund, the seventh report applies to the Emerging Markets Debt Fund, the eighth report applies to the International Small Company Fund, the ninth report applies to the Small Cap Value Fund, the tenth report applies to the 9 Retirement Living Portfolios, the eleventh report applies to the 9 Retirement Living II Portfolios, the twelfth report applies to 9 Retirement Choices Portfolios and the thirteenth report applies to 49 of the Registrant’s funds.

John Hancock
Floating Rate Income Fund

Semiannual report 2/28/14

A look at performance

Total returns for the period ended February 28, 2014

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	as of 2-28-14	as of 2-28-14

Class A	1.81	10.24	—	4.83	0.39	1.81	62.81	—	33.76	3.68	3.68

Class B	–1.45	9.69	—	4.49	–2.41	–1.45	58.80	—	31.04	3.03	3.03

Class C	2.74	10.04	—	4.55	1.75	2.74	61.34	—	31.57	3.12	3.12

Class I3	4.70	11.20	—	5.66	3.16	4.70	70.02	—	40.38	4.12	4.12

Class R6[3,4]	4.84	11.24	—	5.68	3.16	4.84	70.33	—	40.59	4.17	4.14

Class 1[3]	4.90	11.31	—	5.73	3.31	4.90	70.83	—	40.95	4.23	4.22

Class NAV[3]	4.95	11.36	—	5.78	3.23	4.95	71.22	—	41.41	4.28	4.28

Index†	4.80	12.83	—	5.71	2.77	4.80	82.83	—	40.75	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, Class NAV, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A and Class B shares. The fee waivers and/or expense limitations are contractual at least until 12-31-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Net (%)	1.18	1.94	1.88	0.87	0.81	0.76	0.71
Gross (%)	1.20	1.95	1.88	0.87	1.17	0.76	0.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

6	Floating Rate Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	1-2-08	$13,104	$13,104	$14,075

Class C5	1-2-08	13,157	13,157	14,075

Class I3	1-2-08	14,038	14,038	14,075

Class R6[3,4]	1-2-08	14,059	14,059	14,075

Class 1[3]	1-2-08	14,095	14,095	14,075

Class NAV[3]	1-2-08	14,141	14,141	14,075

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,029.70	$6.04	1.20%

Class B	1,000.00	1,025.90	9.80	1.95%

Class C	1,000.00	1,027.50	9.30	1.85%

Class I	1,000.00	1,031.60	4.18	0.83%

Class R6	1,000.00	1,031.60	4.08	0.81%

Class 1	1,000.00	1,033.10	3.78	0.75%

Class NAV	1,000.00	1,032.30	3.53	0.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,018.80	$6.01	1.20%

Class B	1,000.00	1,015.10	9.74	1.95%

Class C	1,000.00	1,015.60	9.25	1.85%

Class I	1,000.00	1,020.70	4.16	0.83%

Class R6	1,000.00	1,020.80	4.06	0.81%

Class 1	1,000.00	1,021.10	3.76	0.75%

Class NAV	1,000.00	1,021.30	3.51	0.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Floating Rate Income Fund	9

Portfolio summary

Top 10 Issuers (11.0% of Net Assets on 2-28-14)[1,2]

Univision Communications, Inc.	1.6%	FMG Resources August 2006 Pty, Ltd.	1.0%

American Airlines, Inc.	1.5%	Commercial Barge Line Company	0.9%

Hilton Worldwide Finance LLC	1.2%	Equipower Resources Holdings LLC	0.9%

Caesars Entertainment Operating		Party City Holdings, Inc.	0.9%
Company, Inc.	1.1%
		Schaeffler AG	0.9%
Kronos, Inc.	1.0%

Sector Composition[1,3]

Consumer Discretionary	29.5%	Consumer Staples	6.0%

Industrials	15.0%	Utilities	5.8%

Energy	9.8%	Telecommunication Services	4.2%

Health Care	9.2%	Information Technology	3.6%

Materials	6.4%	Short-Term Investments & Other	4.3%

Financials	6.2%

Quality Composition[1,4]

BBB	2.3%	Equity	0.7%

BB	27.2%	Not Rated	7.6%

B	52.2%	Short-Term Investments & Other	4.3%

CCC & Below	5.7%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Illiquid securities may be difficult to sell at a price approximating their value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Please see the fund’s prospectuses for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-14 and do not reflect subsequent downgrades or upgrades, if any.

10	Floating Rate Income Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 86.6%			$3,283,184,863

(Cost $3,269,530,762)

Consumer Discretionary 28.3%			1,074,643,996

Auto Components 1.4%

Allison Transmission, Inc.	3.160	08-07-17	1,078,330	1,075,634

Allison Transmission, Inc.	3.500	08-23-19	3,236,810	3,238,160

August LuxUK Holding Company	5.000	04-27-18	6,641,957	6,671,015

August US Holding Company, Inc.	5.000	04-27-18	5,109,332	5,131,685

CBS Outdoor Americas Capital LLC	3.000	01-31-21	2,940,000	2,933,262

Schaeffler AG	4.250	01-27-17	33,700,000	33,874,532

Automobiles 0.5%

Chrysler Group LLC (T)	TBD	12-31-18	9,660,000	9,623,775

Chrysler Group LLC	3.500	05-24-17	8,232,402	8,239,696

Diversified Consumer Services 2.6%

Bakercorp International, Inc.	4.250	02-14-20	19,717,879	19,734,304

Laureate Education, Inc.	5.000	06-15-18	34,319,540	33,697,499

Monitronics International, Inc.	4.250	03-23-18	25,229,683	25,303,278

Pacific Industrial Services BidCo Pty, Ltd.	5.000	10-02-18	11,377,725	11,529,424

SRS Distribution, Inc.	4.750	09-02-19	8,237,750	8,237,750

Hotels, Restaurants & Leisure 9.7%

Boyd Gaming Corp.	4.000	08-14-20	6,423,900	6,423,849

Caesars Entertainment Operating
Company, Inc.	5.489	01-26-18	27,560,433	26,337,439

Caesars Entertainment Operating
Company, Inc.	9.500	10-31-16	16,430,817	16,547,196

Caesars Entertainment Resort Properties LLC	7.000	10-12-20	18,040,000	18,291,279

CCM Merger, Inc.	5.000	03-01-17	22,944,892	23,030,935

CityCenter Holdings LLC	5.000	10-16-20	26,280,000	26,524,036

El Pollo Loco, Inc.	5.250	10-11-18	15,480,000	15,596,100

Equinox Holdings, Inc.	4.501	01-31-20	21,964,025	22,128,755

Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,647,800

Hilton Worldwide Finance LLC	3.750	10-26-20	47,114,211	47,261,207

La Quinta Intermediate Holdings LLC (T)	TBD	02-19-21	8,972,450	8,994,881

Landry’s, Inc.	4.000	04-24-18	28,041,400	28,193,301

MGM Resorts International	2.905	12-20-17	2,970,000	2,970,891

MGM Resorts International	3.500	12-20-19	17,161,684	17,129,506

Mohegan Tribal Gaming Authority	5.500	11-19-19	20,480,000	20,812,800

Oceania Cruises, Inc.	5.250	07-20-20	25,373,100	25,616,250

See notes to financial statements	Semiannual report | Floating Rate Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Pinnacle Entertainment, Inc.	3.750	08-13-20	$1,778,531	$1,784,089

QCE LLC (H)	TBD	01-24-17	13,713,345	5,896,738

Seven Seas Cruises S de RL LLC	3.750	12-21-18	13,957,100	14,035,609

Station Casinos LLC	5.000	03-02-20	16,220,684	16,234,196

Stockbridge SBE Holdings LLC	13.000	05-02-17	5,000,000	5,600,000

Wendy’s International, Inc.	3.250	05-15-19	9,595,683	9,583,688

Household Durables 0.6%

Jarden Corp.	2.905	09-30-20	6,433,875	6,440,521

Leslie’s Poolmart, Inc.	4.250	10-16-19	5,671,683	5,692,952

WNA Holdings, Inc.	4.500	06-05-20	4,386,283	4,397,249

WNA Holdings, Inc.	4.500	06-07-20	2,564,087	2,570,497

WNA Holdings, Inc.	8.500	12-07-20	4,090,000	4,151,350

Household Products 0.4%

Anchor Hocking LLC	7.500	05-21-20	17,417,587	17,591,763

Leisure Products 0.8%

Eastman Kodak Company	7.250	09-03-19	17,912,494	18,009,526

Eastman Kodak Company	10.750	07-31-20	11,690,000	11,792,288

Media 6.6%

Advantage Sales & Marketing LLC	4.250	12-18-17	16,233,709	16,290,527

Charter Communications Operating LLC	3.000	07-01-20	7,691,350	7,649,686

Crossmark Holdings, Inc.	4.500	12-20-19	9,184,781	9,133,117

CSC Holdings LLC	2.655	04-17-20	16,576,688	16,442,002

Cumulus Media Holdings, Inc.	4.250	12-23-20	4,411,000	4,442,936

Getty Images, Inc.	4.750	10-18-19	22,871,245	21,802,014

NEP Broadcasting LLC	4.500	01-22-20	1,818,750	1,822,160

NEP Broadcasting LLC	4.750	01-22-20	22,710,600	22,757,906

Nielsen Finance LLC	2.157	02-02-17	3,244,737	3,243,578

Nielsen Finance LLC	2.907	05-02-16	11,778,675	11,782,880

Nine Entertainment Group Pty, Ltd.	3.254	02-05-20	12,413,725	12,351,656

Sinclair Television Group, Inc.	3.000	04-09-20	6,801,121	6,775,616

TWCC Holding Corp.	3.500	02-13-17	13,415,375	13,009,560

Univision Communications, Inc.	4.000	03-01-20	38,038,646	38,133,742

Univision Communications, Inc.	4.000	03-02-20	7,185,700	7,203,664

UPC Financing Partnership	3.250	06-30-21	14,341,186	14,341,186

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	19,550,000	19,522,063

Visant Corp.	5.250	12-22-16	25,008,617	24,704,938

Multiline Retail 0.1%

Neiman Marcus Group, Inc.	5.000	10-26-20	2,009,125	2,031,728

Specialty Retail 5.4%

Allflex Holdings III, Inc.	4.250	07-17-20	9,446,325	9,478,801

Allflex Holdings III, Inc.	8.000	07-19-21	11,980,000	12,137,238

CWGS Group LLC	5.750	02-20-20	31,488,800	31,587,203

FGI Operating Company LLC	5.500	04-19-19	10,840,193	11,009,571

Gymboree Corp.	5.000	02-23-18	31,874,771	28,983,283

J Crew Group, Inc. (T)	TBD	02-20-21	1,590,000	1,582,050

J Crew Group, Inc.	4.000	03-07-18	12,916,044	12,913,357

Michaels Stores, Inc.	3.750	01-28-20	18,652,781	18,696,392

12	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Specialty Retail (continued)

Party City Holdings, Inc.	4.000	07-27-19	$34,394,677	$34,394,677

Petco Animal Supplies, Inc.	4.000	11-24-17	15,632,204	15,682,446

The Container Store, Inc.	4.250	04-06-19	17,242,232	17,317,236

ValleyCrest Cos LLC	5.500	06-13-19	9,919,814	9,923,951

Textiles, Apparel & Luxury Goods 0.2%

PVH Corp.	3.250	02-13-20	9,909,513	9,920,127

Consumer Staples 5.1%				194,063,414

Beverages 0.1%

DS Waters of America, Inc.	5.250	08-31-20	4,199,475	4,267,716

Food & Staples Retailing 2.3%

AdvancePierre Foods	5.750	07-10-17	11,476,235	11,511,960

AdvancePierre Foods	9.500	10-10-17	17,510,000	16,897,150

Michael Foods Group, Inc.	4.250	02-23-18	5,354,537	5,361,231

Mill US Acquisition LLC	4.750	07-03-20	22,686,000	22,813,609

Mill US Acquisition LLC	8.500	07-03-21	8,100,000	8,241,750

SUPERVALU, Inc.	4.500	03-21-19	23,199,028	23,290,177

Food Products 2.0%

Candy Intermediate Holdings	7.500	06-18-18	23,589,538	22,410,061

Del Monte Foods Company	3.500	02-12-20	29,766,478	29,791,273

Dole Food Company, Inc.	4.500	11-01-18	14,640,000	14,736,082

HJ Heinz Company	3.250	06-07-19	1,562,150	1,567,610

HJ Heinz Company	3.500	06-05-20	8,308,250	8,365,328

Household Products 0.7%

The Sun Products Corp.	5.500	03-23-20	25,978,500	24,809,467

Energy 9.1%				343,073,532

Electric Utilities 0.4%

Topaz Power Holdings LLC	5.250	02-26-20	15,410,507	15,025,244

Energy Equipment & Services 0.5%

Pacific Drilling SA	4.500	06-04-18	19,482,100	19,598,993

Oil, Gas & Consumable Fuels 8.2%

Alpha Natural Resources, Inc.	3.500	05-22-20	34,354,674	33,391,506

BBTS Borrower LP	7.750	05-31-19	12,045,866	12,196,439

Bowie Resource Holdings LLC	6.750	08-14-20	20,377,063	20,504,419

Bowie Resource Holdings LLC	11.750	02-16-21	5,250,000	5,250,000

Chesapeake Energy Corp.	5.750	12-01-17	27,020,000	27,560,400

EP Energy LLC	3.500	05-24-18	11,666,667	11,661,802

Foresight Energy LLC	5.500	08-19-20	13,496,175	13,605,831

FTS International, Inc.	8.500	05-06-16	25,513,277	25,818,518

Murray Energy Corp.	5.250	12-05-19	25,560,000	25,719,750

Murray Energy Corp.	9.500	12-01-20	5,380,000	5,801,432

Oxbow Carbon & Minerals LLC	8.000	01-17-20	8,260,000	8,487,150

Panda Temple Power II LLC	7.250	04-03-19	5,930,000	6,063,425

Peabody Energy Corp.	4.250	09-24-20	17,984,925	18,027,082

Philadelphia Energy Solutions Refining and
Marketing LLC	6.250	04-04-18	1,686,175	1,517,557

Quicksilver Resources, Inc.	7.000	06-21-19	28,607,929	28,429,129

See notes to financial statements	Semiannual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Rice Drilling B LLC	8.500	10-25-18	$15,734,856	$16,010,216

Samson Investment Company	5.000	09-25-18	23,550,000	23,720,738

Teine Energy Ltd.	7.500	05-09-19	21,610,402	21,880,532

Tesoro Corp.	2.405	05-30-16	2,782,500	2,803,369

Financials 4.8%				180,259,641

Banks 0.5%

Flying Fortress, Inc.	3.500	06-30-17	18,329,166	18,245,163

Capital Markets 0.7%

BATS Global Markets Holdings, Inc.	5.000	01-31-20	3,380,000	3,398,309

Gardner Denver, Inc.	4.250	07-30-20	13,057,275	12,997,930

Gimv NV	4.250	05-08-20	10,967,254	11,035,799

Consumer Finance 0.2%

The Brickman Group, Ltd. LLC	4.000	12-18-20	7,670,000	7,696,024

Diversified Financial Services 1.9%

Hostess Brands, Inc.	6.750	04-09-20	11,556,093	12,003,892

International Lease Finance Corp. (T)	TBD	02-13-21	23,570,000	23,643,656

McGraw-Hill Global Education Holdings LLC	9.000	03-22-19	21,589,575	21,960,657

TPF II LC LLC	6.500	08-16-19	13,711,100	13,779,656

Real Estate Management & Development 0.8%

Realogy Corp.	2.210	10-10-16	2,187,423	2,181,954

Realogy Corp.	4.500	03-05-20	25,512,831	25,576,613

Technology Hardware, Storage & Peripherals 0.7%

Compucom Systems, Inc.	4.250	05-11-20	27,809,512	27,739,988

Health Care 9.1%				346,861,263

Biotechnology 0.5%

Alvogen Pharma US, Inc.	7.000	05-23-18	19,167,268	19,358,940

Ikaria, Inc.	8.750	01-17-22	1,210,000	1,225,881

Health Care Equipment & Supplies 1.6%

Biomet, Inc.	3.661	07-25-17	15,271,162	15,290,251

ConvaTec, Inc.	4.000	12-22-16	14,611,528	14,648,057

Immucor, Inc.	5.000	08-17-18	10,759,196	10,806,268

RegionalCare Hospital Partners, Inc.	7.000	11-04-18	20,212,915	19,758,124

Health Care Providers & Services 3.9%

Ardent Medical Services, Inc.	6.750	07-02-18	12,306,404	12,337,170

Catalent Pharma Solutions, Inc.	4.250	09-15-17	9,801,186	9,847,643

CRC Health Corp.	4.655	11-16-15	28,805,638	28,841,645

Envision Healthcare Corp.	4.000	05-25-18	27,762,121	27,822,670

Healogics, Inc.	5.250	02-05-19	5,706,096	5,722,148

Healogics, Inc.	9.250	02-05-20	4,500,000	4,590,000

MultiPlan, Inc.	4.000	08-25-17	19,297,448	19,321,416

Physiotherapy Associates Holdings, Inc.	12.250	10-10-16	11,823,774	11,646,417

Radnet Management, Inc.	4.253	10-10-18	22,957,515	22,857,076

Universal Health Services, Inc.	2.405	11-15-16	5,500,000	5,525,784

Health Care Technology 0.5%

Merge Healthcare, Inc.	6.000	04-23-19	19,519,688	18,348,507

14	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Life Sciences Tools & Services 0.6%

Patheon, Inc. (T)	TBD	01-09-21	$21,650,000	$21,562,058

Pharmaceuticals 2.0%

Akorn, Inc. (T)	TBD	08-27-20	12,190,000	12,266,188

Ikaria, Inc.	5.000	02-12-21	6,000,000	6,033,000

Par Pharmaceutical Companies, Inc.	4.000	09-30-19	24,144,152	24,189,134

Pharmaceutical Product Development, Inc.	4.000	12-05-18	21,054,376	21,128,950

Salix Pharmaceuticals, Ltd.	4.250	01-02-20	13,612,000	13,733,936

Industrials 13.3%				504,595,360

Aerospace & Defense 1.4%

Accudyne Industries Borrower SCA	4.000	12-13-19	20,711,979	20,755,018

TASC, Inc.	4.500	12-18-15	1,868,319	1,770,232

WP CPP Holdings LLC	4.750	12-27-19	18,961,450	19,062,192

WP CPP Holdings LLC	8.750	04-30-21	10,630,000	10,776,163

Aerospace & Defense 0.2%

DAE Aviation Holdings, Inc.	7.750	08-05-19	7,410,000	7,539,675

Air Freight & Logistics 0.7%

Syncreon Group BV	5.250	10-28-20	25,160,000	25,285,800

Airlines 3.2%

American Airlines, Inc.	3.750	06-27-19	37,715,350	37,793,911

Commercial Barge Line Company	7.500	09-23-19	23,465,187	23,406,524

Commercial Barge Line Company	10.750	03-22-20	12,580,000	12,422,750

Delta Air Lines, Inc.	3.500	04-20-17	22,744,056	22,843,562

United Airlines, Inc.	4.000	04-01-19	5,270,225	5,298,226

US Airways, Inc.	3.500	05-23-19	18,520,000	18,523,852

Building Products 0.5%

Ply Gem Industries, Inc.	4.000	01-16-21	3,320,000	3,322,075

Wilsonart International Holding LLC	4.000	10-31-19	15,617,154	15,597,129

Commercial Services & Supplies 3.1%

ADS Waste Holdings, Inc.	4.250	10-09-19	29,997,000	29,997,000

Allied Security Holdings LLC	0.500	02-12-21	1,047,619	522,827

Allied Security Holdings LLC	0.500	07-29-21	350,685	176,658

Allied Security Holdings LLC	4.250	02-12-21	1,476,190	1,473,423

Allied Security Holdings LLC	8.000	08-31-21	464,658	468,142

ARAMARK Corp.	1.835	07-26-16	267,979	268,086

ARAMARK Corp.	1.840	07-26-16	72,135	72,135

ARAMARK Corp.	3.250	02-24-21	14,336,093	14,291,292

ARC Document Solutions, Inc.	6.250	12-20-18	9,700,000	9,784,875

Language Line LLC	6.250	06-20-16	23,809,708	23,720,422

ServiceMaster Company	4.250	01-31-17	17,192,113	17,141,964

Waste Industries USA, Inc.	4.000	03-17-17	19,007,205	19,030,641

Electrical Equipment 0.8%

Generac Power Systems, Inc.	3.500	05-31-20	23,463,501	23,458,620

Southwire Company	3.250	02-11-21	7,130,000	7,126,435

Hotels, Restaurants & Leisure 0.2%

Four Seasons Holdings, Inc.	3.500	06-27-20	9,112,503	9,140,980

See notes to financial statements	Semiannual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Machinery 1.6%

CPM Holdings, Inc.	6.250	08-29-17	$7,252,154	$7,306,546

CPM Holdings, Inc.	10.250	03-01-18	250,000	252,500

Filtration Group, Inc.	4.500	11-21-20	910,000	918,816

Filtration Group, Inc.	8.250	11-21-21	1,800,000	1,840,500

Intelligrated, Inc.	4.500	07-30-18	16,019,509	16,049,545

Intelligrated, Inc.	10.500	01-30-20	6,310,000	6,451,975

Mirror BidCo Corp.	4.250	12-27-19	26,293,306	26,380,942

Xerium Technologies, Inc.	5.750	05-17-19	2,183,500	2,194,418

Real Estate Investment Trusts 0.2%

Lineage Logistics LLC	4.500	04-26-19	9,074,400	9,063,057

Road & Rail 0.7%

The Hertz Corp.	3.000	03-11-18	17,525,293	17,470,527

The Hertz Corp.	3.750	03-12-18	7,425,000	7,431,913

Trading Companies & Distributors 0.5%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	19,817,750	19,823,953

Transportation Infrastructure 0.2%

Atlantic Aviation FBO, Inc.	3.250	06-01-20	8,350,497	8,340,059

Information Technology 3.2%				121,088,109

Software 3.2%

Activision Blizzard, Inc.	3.250	10-12-20	17,632,227	17,669,889

BMC Software Finance, Inc.	5.000	09-10-20	4,165,000	4,175,413

Ellucian, Inc.	4.500	07-19-18	8,316,263	8,374,477

First Data Corp.	4.156	03-23-18	3,945,507	3,953,256

First Data Corp.	4.156	09-24-18	8,500,000	8,515,938

First Data Corp.	4.156	03-24-21	2,840,000	2,841,184

Infor US, Inc.	3.750	06-03-20	8,224,378	8,208,351

Kronos, Inc.	4.500	10-30-19	20,712,966	20,816,531

Kronos, Inc.	9.750	04-30-20	17,384,000	17,688,220

SunGard Data Systems, Inc.	4.000	03-09-20	20,869,499	20,912,970

SunGard Data Systems, Inc.	4.500	01-31-20	7,920,000	7,931,880

Materials 5.0%				189,789,999

Chemicals 0.1%

Eagle Spinco, Inc.	3.500	01-27-17	3,086,336	3,097,910

Construction Materials 0.0%

Roofing Supply Group LLC	5.000	05-24-19	8,044	8,056

Containers & Packaging 1.0%

Ardagh Holdings USA, Inc. (T)	TBD	12-17-19	5,740,000	5,747,175

Ardagh Holdings USA, Inc.	4.250	12-17-19	8,200,800	8,236,679

Clondalkin Acquisition BV	3.734	05-31-20	5,711,300	5,739,857

Consolidated Container Company LLC	5.000	07-03-19	9,628,125	9,694,318

Expera Specialty Solutions LLC	7.500	12-21-18	7,462,500	7,537,125

Metals & Mining 2.9%

Atlas Iron, Inc.	8.750	12-07-17	19,561,206	19,610,109

Constellium NV	6.000	03-25-20	11,552,700	11,783,754

Essar Steel Algoma, Inc.	9.250	09-19-14	19,011,819	19,077,181

16	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Metals & Mining (continued)

Fairmount Minerals, Ltd.	5.000	09-05-19	$10,479,600	$10,599,371

FMG Resources August 2006 Pty, Ltd.	4.250	06-28-19	37,819,925	38,174,487

Walter Energy, Inc.	6.750	04-02-18	10,670,236	10,461,280

Paper & Forest Products 1.0%

Exopack Holdings SA	5.250	05-08-19	9,840,000	9,958,897

NewPage Corp.	9.500	02-05-21	29,840,000	30,063,800

Telecommunication Services 2.9%				108,118,224

Diversified Telecommunication Services 2.4%

Crown Castle Operating Company	3.250	01-31-19	3,892,566	3,895,267

Intelsat Jackson Holdings SA	3.750	06-30-19	25,967,705	26,130,003

Level 3 Financing, Inc.	4.000	08-01-19	1,000,000	1,002,917

Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,077,676

Syniverse Holdings, Inc.	4.000	04-23-19	7,832,801	7,857,279

Telesat Canada	3.500	03-28-19	12,763,412	12,785,748

Windstream Corp.	3.500	01-23-20	6,672,600	6,670,518

Ziggo BV (T)	TBD	01-15-22	25,200,000	25,081,887

Wireless Telecommunication Services 0.5%

Cricket Communications, Inc.	4.750	03-09-20	16,606,550	16,616,929

Utilities 5.8%				220,691,325

Electric Utilities 2.8%

Astoria Generating Company Acquisitions LLC	8.500	10-26-17	26,724,000	27,347,551

Equipower Resources Holdings LLC	4.250	12-31-19	4,725,134	4,736,946

La Frontera Generation LLC	4.500	09-30-20	10,164,837	10,177,543

Sapphire Power LLC	6.000	07-10-18	8,525,800	8,696,316

Star West Generation LLC	4.250	03-13-20	27,370,289	27,404,502

Texas Competitive Electric Holdings
Company LLC	4.737	10-10-17	37,084,306	25,838,490

Independent Power and Renewable Electricity Producers 2.8%

Atlantic Power LP (T)	TBD	02-19-21	9,620,000	9,668,100

Calpine Corp.	4.000	10-30-20	6,500,000	6,529,790

EFS Cogen Holdings I LLC	3.750	12-17-20	8,280,000	8,316,225

Equipower Resources Holdings LLC	4.250	12-21-18	30,723,214	30,800,022

Notheast Wind Capital II LLC	5.000	11-11-20	25,575,344	25,958,974

NRG Energy, Inc.	2.750	07-02-18	7,756,944	7,699,977

STS Operating, Inc.	4.750	02-19-21	7,920,000	7,939,800

Windsor Financing LLC	6.250	12-05-17	9,998,518	10,248,481

Multi-Utilities 0.2%

Panda Power Funds	6.750	12-18-20	9,090,000	9,328,608

Corporate Bonds 8.4%				$318,726,472

(Cost $304,998,096)

Consumer Discretionary 1.2%				46,976,438

Hotels, Restaurants & Leisure 0.3%

Paris Las Vegas Holding LLC (S)	8.000	10-01-20	$11,170,000	11,882,088

Household Durables 0.0%

Taylor Morrison Communities, Inc. (S)	5.250	04-15-21	1,580,000	1,564,200

See notes to financial statements	Semiannual report | Floating Rate Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Media 0.9%

CCO Holdings LLC	8.125	04-30-20	$2,300,000	$2,518,500

DISH DBS Corp.	6.750	06-01-21	4,720,000	5,286,400

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	5,260,000	5,720,250

Univision Communications, Inc. (S)	6.750	09-15-22	13,480,000	14,962,800

Virgin Media Finance PLC (S)	6.375	04-15-23	200,000	211,500

Virgin Media Secured Finance PLC (S)	5.375	04-15-21	4,690,000	4,830,700

Consumer Staples 0.5%				17,301,300

Tobacco 0.5%

Alliance One International, Inc.	9.875	07-15-21	17,130,000	17,301,300

Energy 0.8%				30,048,613

Energy Equipment & Services 0.7%

Atwood Oceanics, Inc.	6.500	02-01-20	5,460,000	5,883,150

Hercules Offshore, Inc. (S)	7.125	04-01-17	15,890,000	16,783,813

Hercules Offshore, Inc. (S)	7.500	10-01-21	3,400,000	3,595,500

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.	7.250	12-15-18	230,000	270,825

Chesapeake Energy Corp.	9.500	02-15-15	1,160,000	1,248,450

MarkWest Energy Partners LP	4.500	07-15-23	2,340,000	2,266,875

Financials 0.9%				35,599,000

Consumer Finance 0.3%

SLM Corp.	8.000	03-25-20	10,790,000	12,462,450

Diversified Financial Services 0.3%

Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	12,649,850

Real Estate Management & Development 0.3%

The Howard Hughes Corp. (S)	6.875	10-01-21	9,940,000	10,486,700

Health Care 0.1%				3,975,038

Health Care Providers & Services 0.1%

Radnet Management, Inc.	10.375	04-01-18	3,985,000	3,975,038

Industrials 2.0%				74,983,501

Airlines 0.7%

American Airlines 2013-2 Class B Pass Through
Trust (S)	5.600	07-15-20	16,643,496	17,309,236

Continental Airlines Pass Thru Certificates
Series 2012-3, Class C	6.125	04-29-18	3,890,000	4,118,538

Delta Air Lines Pass Thru Certificates
Series 2012-1, Class B (S)	6.875	05-07-19	5,236,800	5,721,204

Building Products 0.1%

Griffon Corp. (S)	5.250	03-01-22	3,900,000	3,904,875

Construction & Engineering 0.5%

Aguila 3 SA (S)	7.875	01-31-18	15,830,000	16,819,375

Marine 0.7%

Horizon Lines LLC	11.000	10-15-16	17,003,000	17,130,523

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	9,550,000	9,979,750

18	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Information Technology 0.4%				$16,999,200

Software 0.4%

First Data Corp. (S)	6.750	11-01-20	$15,740,000	16,999,200

Materials 1.2%				44,369,994

Chemicals 0.1%

Eagle Spinco, Inc. (S)	4.625	02-15-21	5,040,000	5,014,800

Metals & Mining 1.1%

Midwest Vanadium Pty, Ltd. (H)(S)	12.250	02-15-18	6,080,000	3,344,000

Mirabela Nickel, Ltd. (H)(S)	8.750	04-15-18	940,000	216,200

Mirabela Nickel, Ltd., PIK (S)	3.500	03-28-14	2,304,806	1,625,556

Molycorp, Inc. (L)	10.000	06-01-20	13,160,000	13,160,000

Ryerson, Inc.	9.000	10-15-17	6,800,000	7,412,000

St. Barbara, Ltd. (S)	8.875	04-15-18	6,210,000	5,216,400

Walter Energy, Inc. (S)	9.500	10-15-19	8,300,000	8,320,750

Paper & Forest Products 0.0%

Verso Paper Holdings LLC (L)	11.750	01-15-19	65,000	60,288

Telecommunication Services 1.3%				48,473,388

Diversified Telecommunication Services 0.5%

Wind Acquisition Finance SA (S)	6.500	04-30-20	1,470,000	1,620,675

Wind Acquisition Finance SA (S)	7.250	02-15-18	17,650,000	18,576,625

Wireless Telecommunication Services 0.8%

SoftBank Corp. (S)	4.500	04-15-20	13,110,000	13,191,938

Sprint Corp. (S)	7.875	09-15-23	13,620,000	15,084,150

			Shares	Value
Common Stocks 0.2%				$6,505,931

(Cost $2,035,602)

Consumer Discretionary 0.0%				1,070,602

Hotels, Restaurants & Leisure 0.0%

Tropicana Entertainment, Inc. (I)			72,338	1,070,602

Materials 0.2%				5,435,329

Chemicals 0.2%

LyondellBasell Industries NV, Class A			61,709	5,435,329

Preferred Securities 0.5%				$20,251,158

(Cost $19,205,940)

Financials 0.5%				20,251,158

Diversified Financial Services 0.5%

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			745,899	20,251,158

See notes to financial statements	Semiannual report | Floating Rate Income Fund	19

	Yield (%)	Shares	Value
Securities Lending Collateral 0.2%			$6,602,835

(Cost $6,602,918)

Securities Lending Collateral 0.2%			6,602,835

John Hancock Collateral Investment Trust (W)	0.1432 (Y)	659,835	6,602,835

Short-Term Investments 6.9%			$259,228,585

(Cost $259,228,585)

Money Market Funds 6.8%			257,740,354

State Street Institutional Liquid Reserves Fund	0.0736 (Y)	257,740,354	257,740,354

		Par value	Value
Repurchase Agreement 0.1%			1,488,231

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $1,488,231 on 3-3-14, collateralized by $1,610,000 Federal National Mortgage Association, 2.080%
due 11-02-22 (valued at $1,520,668, including interest)		1,488,231	1,488,231

Total investments (Cost $3,861,601,903)† 102.7%		$3,894,499,844

Other assets and liabilities, net (2.7%)			($103,869,544)

Total net assets 100.0%		$3,790,630,300

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBD To Be Determined

(H) Non-income producing— Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $3,864,367,055. Net unrealized appreciation aggregated $30,132,789, of which $57,226,470 related to appreciated investment securities and $27,093,681 related to depreciated investment securities.

20	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,854,998,985)
including $6,320,979 of securities loaned)	$3,887,897,009
Investments in affiliated issuers, at value (Cost $6,602,918)	6,602,835

Total investments, at value (Cost $3,861,601,903)	3,894,499,844
Receivable for investments sold	39,957,633
Receivable for fund shares sold	5,218,342
Dividends and interest receivable	25,670,417
Receivable for securities lending income	5,326
Receivable due from advisor	30
Other receivables and prepaid expenses	151,618

Total assets	3,965,503,210

Liabilities

Due to custodian	1,488,231
Payable for investments purchased	162,713,174
Payable for fund shares repurchased	3,089,916
Payable upon return of securities loaned	6,604,920
Distributions payable	444,853
Payable to affiliates
Accounting and legal services fees	47,236
Transfer agent fees	291,869
Trustees’ fees	2,351
Other liabilities and accrued expenses	190,360

Total liabilities	174,872,910

Net assets	$3,790,630,300

Net assets consist of

Paid-in capital	$3,756,058,123
Undistributed net investment income	2,221,853
Accumulated net realized gain (loss) on investments	(547,617)
Net unrealized appreciation (depreciation) on investments	32,897,941

Net assets	$3,790,630,300

See notes to financial statements	Semiannual report | Floating Rate Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($593,631,449 ÷ 62,977,026 shares)[1]	$9.43
Class B ($33,855,805 ÷ 3,590,478 shares)[1]	$9.43
Class C ($286,771,596 ÷ 30,296,335 shares)[1]	$9.47
Class I ($449,998,103 ÷ 47,756,373 shares)	$9.42
Class R6 ($23,048,250 ÷ 2,445,137 shares)	$9.43
Class 1 ($25,243,133 ÷ 2,681,104 shares)	$9.42
Class NAV ($2,378,081,964 ÷ 252,279,207 shares)	$9.43

Maximum offering price per share

Class A (net asset value per share ÷ 97.5%)[2]	$9.67

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

22	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$96,973,121
Dividends	734,136
Securities lending	43,541

Total investment income	97,750,798

Expenses

Investment management fees	12,158,217
Distribution and service fees	2,373,308
Accounting and legal services fees	211,650
Transfer agent fees	873,912
Trustees’ fees	17,931
State registration fees	79,664
Printing and postage	34,099
Professional fees	56,144
Custodian fees	176,566
Registration and filing fees	49,305
Expense recapture	159,987
Other	26,854

Total expenses	16,217,637
Less expense reductions	(112,623)

Net expenses	16,105,014

Net investment income	81,645,784

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	6,969,187
Investments in affiliated issuers	(1,425)

6,967,762
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,870,899
Investments in affiliated issuers	289

23,871,188

Net realized and unrealized gain	30,838,950

Increase in net assets from operations	$112,484,734

See notes to financial statements	Semiannual report | Floating Rate Income Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$81,645,784	$146,101,543
Net realized gain	6,967,762	13,888,717
Change in net unrealized appreciation (depreciation)	23,871,188	(10,917,332)

Increase in net assets resulting from operations	112,484,734	149,072,928

Distributions to shareholders
From net investment income
Class A	(11,484,771)	(18,170,744)
Class B	(575,532)	(1,080,836)
Class C	(4,662,826)	(7,537,771)
Class I	(9,781,886)	(13,062,436)
Class R6	(499,332)	(183,123)
Class 1	(436,056)	(241,584)
Class NAV	(52,371,721)	(103,955,386)
From net realized gain
Class A	(1,485,668)	(3,126,045)
Class B	(89,739)	(222,472)
Class C	(721,119)	(1,498,509)
Class I	(1,213,528)	(1,859,126)
Class R6	(58,794)	(1,028)
Class 1	(55,249)	(16,552)
Class NAV	(5,968,746)	(16,696,809)

Total distributions	(89,404,967)	(167,652,421)

From fund share transactions	313,400,523	782,523,693

Total increase	336,480,290	763,944,200

Net assets

Beginning of period	3,454,150,010	2,690,205,810

End of period	$3,790,630,300	$3,454,150,010

Undistributed net investment income	$2,221,853	$388,193

24	Floating Rate Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.43	$9.13	$9.79
Net investment income[2]	0.20	0.43	0.45	0.44	0.52	0.56
Net realized and unrealized gain (loss)
on investments	0.07	0.03	0.48	(0.08)	0.33	(0.66)
Total from investment operations	0.27	0.46	0.93	0.36	0.85	(0.10)
Less distributions
From net investment income	(0.19)	(0.42)	(0.45)	(0.48)	(0.55)	(0.56)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.21)	(0.50)	(0.57)	(0.74)	(0.55)	(0.56)
Net asset value, end of period	$9.43	$9.37	$9.41	$9.05	$9.43	$9.13
Total return (%)[4,5]	2.97[6]	5.02	10.52	3.66	9.47	(0.07)

Ratios and supplemental data

Net assets, end of period (in millions)	$594	$518	$354	$414	$267	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[7]	1.21[8]	1.25	1.21[8]	1.21[8]	1.23
Expenses including reductions	1.20[7]	1.20	1.20	1.20	1.20	1.20
Net investment income	4.19[7]	4.54	4.86	4.64	5.58	6.16
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	25

CLASS B SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.42	$9.13	$9.79
Net investment income[2]	0.16	0.36	0.38	0.37	0.45	0.49
Net realized and unrealized gain (loss)
on investments	0.08	0.03	0.48	(0.07)	0.32	(0.65)
Total from investment operations	0.24	0.39	0.86	0.30	0.77	(0.16)
Less distributions
From net investment income	(0.16)	(0.35)	(0.38)	(0.41)	(0.48)	(0.50)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.18)	(0.43)	(0.50)	(0.67)	(0.48)	(0.50)
Net asset value, end of period	$9.43	$9.37	$9.41	$9.05	$9.42	$9.13
Total return (%)[4,5]	2.59[6]	4.23	9.70	2.99	8.52	(0.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$34	$25	$21	$9	$3
Ratios (as a percentage of average net assets):
Expense before reductions	1.96[7]	1.97[8]	2.03	2.02[8]	2.08[8]	3.86
Expenses including reductions	1.95[7]	1.95	1.95	1.95	1.95	1.95
Net investment income	3.45[7]	3.80	4.10	3.85	4.77	5.53
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS C SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.40	$9.45	$9.08	$9.46	$9.16	$9.80
Net investment income[2]	0.17	0.36	0.38	0.37	0.45	0.47
Net realized and unrealized gain (loss)
on investments	0.08	0.03	0.49	(0.08)	0.33	(0.62)
Total from investment operations	0.25	0.39	0.87	0.29	0.78	(0.15)
Less distributions
From net investment income	(0.16)	(0.36)	(0.38)	(0.41)	(0.48)	(0.49)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.18)	(0.44)	(0.50)	(0.67)	(0.48)	(0.49)
Net asset value, end of period	$9.47	$9.40	$9.45	$9.08	$9.46	$9.16
Total return (%)[4,5]	2.75[6]	4.18	9.80	2.92	8.65	(0.69)

Ratios and supplemental data

Net assets, end of period (in millions)	$287	$251	$178	$186	$95	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85[7]	1.89	1.95	1.92	1.93[8]	2.09
Expenses including reductions	1.85[7]	1.89	1.95	1.92	1.93	1.95
Net investment income	3.54[7]	3.85	4.11	3.90	4.77	5.39
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

26	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.36	$9.40	$9.04	$9.42	$9.12	$9.79
Net investment income[2]	0.21	0.46	0.48	0.47	0.56	0.60
Net realized and unrealized gain (loss)
on investments	0.08	0.04	0.48	(0.07)	0.32	(0.68)
Total from investment operations	0.29	0.50	0.96	0.40	0.88	(0.08)
Less distributions
From net investment income	(0.21)	(0.46)	(0.48)	(0.52)	(0.58)	(0.59)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.23)	(0.54)	(0.60)	(0.78)	(0.58)	(0.59)
Net asset value, end of period	$9.42	$9.36	$9.40	$9.04	$9.42	$9.12
Total return (%)[4]	3.16[5]	5.41	10.91	4.08	9.88	0.25

Ratios and supplemental data

Net assets, end of period (in millions)	$450	$376	$203	$191	$86	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.83	0.86	0.80	0.82[7]	0.95
Expenses including reductions	0.83[6]	0.82	0.85	0.80	0.82	0.85
Net investment income	4.55[6]	4.90	5.21	4.93	5.94	6.36
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS R6 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05
Net investment income[3]	0.21	0.43	0.51
Net realized and unrealized gain on investments	0.08	0.07	0.45
Total from investment operations	0.29	0.50	0.96
Less distributions
From net investment income	(0.21)	(0.46)	(0.48)
From net realized gain	(0.02)	(0.08)	(0.12)
Total distributions	(0.23)	(0.54)	(0.60)
Net asset value, end of period	$9.43	$9.37	$9.41
Total return (%)[4]	3.16[5]	5.45	10.95

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$18	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[7]	1.17[8]	1.58
Expenses including reductions	0.81[7]	0.81	0.81
Net investment income	4.59[7]	4.82	5.50
Portfolio turnover (%)	24	65	59

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	27

CLASS 1 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.35	$9.40	$9.04	$9.41	$9.12	$9.78
Net investment income[2]	0.22	0.46	0.48	0.51	0.57	0.59
Net realized and unrealized gain (loss)
on investments	0.08	0.04	0.49	(0.10)	0.31	(0.65)
Total from investment operations	0.30	0.50	0.97	0.41	0.88	(0.06)
Less distributions
From net investment income	(0.21)	(0.47)	(0.49)	(0.52)	(0.59)	(0.60)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.23)	(0.55)	(0.61)	(0.78)	(0.59)	(0.60)
Net asset value, end of period	$9.42	$9.35	$9.40	$9.04	$9.41	$9.12
Total return (%)[4]	3.31[5]	5.38	11.01	4.22	9.82	0.40

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$13	$1	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[7]	0.76	0.77	0.77	0.78	0.80
Expenses including reductions	0.75[7]	0.75	0.77	0.77	0.78	0.80
Net investment income	4.66[7]	4.93	5.25	5.31	6.11	7.13
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than 0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.42	$9.12	$9.79
Net investment income[2]	0.22	0.48	0.49	0.51	0.58	0.60
Net realized and unrealized gain (loss)
on investments	0.07	0.03	0.48	(0.10)	0.31	(0.67)
Total from investment operations	0.29	0.51	0.97	0.41	0.89	(0.07)
Less distributions
From net investment income	(0.21)	(0.47)	(0.49)	(0.52)	(0.59)	(0.60)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—	—[3]
Total distributions	(0.23)	(0.55)	(0.61)	(0.78)	(0.59)	(0.60)
Net asset value, end of period	$9.43	$9.37	$9.41	$9.05	$9.42	$9.12
Total return (%)[4]	3.23[5]	5.54	11.06	4.27	9.99	0.31

Ratios and supplemental data

Net assets, end of period (in millions)	$2,378	$2,244	$1,929	$1,512	$1,119	$962
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[6]	0.71	0.71	0.72	0.73	0.75
Expenses including reductions	0.70[6]	0.70	0.71	0.72	0.73	0.75
Net investment income	4.71[6]	5.06	5.34	5.33	6.16	7.08
Portfolio turnover (%)	24	65	59	80	57	36

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

28	Floating Rate Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Semiannual report | Floating Rate Income Fund	29

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$1,074,643,996	—	$1,074,643,996	—
Consumer Staples	194,063,414	—	194,063,414	—
Energy	343,073,532	—	343,073,532	—
Financials	180,259,641	—	180,259,641	—
Health Care	346,861,263	—	346,861,263	—
Industrials	504,595,360	—	504,595,360	—
Information Technology	121,088,109	—	121,088,109	—
Materials	189,789,999	—	189,789,999	—
Telecommunication
Services	108,118,224	—	108,118,224	—
Utilities	220,691,325	—	220,691,325	—
Corporate Bonds
Consumer Discretionary	46,976,438	—	46,976,438	—
Consumer Staples	17,301,300	—	17,301,300	—
Energy	30,048,613	—	30,048,613	—
Financials	35,599,000	—	35,599,000	—
Health Care	3,975,038	—	3,975,038	—
Industrials	74,983,501	—	74,983,501	—
Information Technology	16,999,200	—	16,999,200	—
Materials	44,369,994	—	42,744,438	$1,625,556
Telecommunication
Services	48,473,388	—	48,473,388	—
Common Stocks
Consumer Discretionary	1,070,602	—	1,070,602	—
Materials	5,435,329	$5,435,329	—	—
Preferred Securities
Financials	20,251,158	20,251,158	—	—
Securities Lending
Collateral	6,602,835	6,602,835	—	—
Short-Term Investments	259,228,585	257,740,354	1,488,231	—

Total Investments in
Securities	$3,894,499,844	$290,029,676	$3,602,844,612	$1,625,556

30	Floating Rate Income Fund | Semiannual report

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2014, the fund had $699,485 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an

Semiannual report | Floating Rate Income Fund	31

investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $1,411. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

32	Floating Rate Income Fund | Semiannual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the fund’s average daily net assets, (b) 0.675% of the next $900,000,000 of the fund’s average daily net assets, and (c) 0.65% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating

Semiannual report | Floating Rate Income Fund	33

portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage fees, short dividend expense and acquired fund fees. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees to 1.20%, 1.95%, 1.95% and 0.81% for Class A, Class B, Class C and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Accordingly, these expense reductions amounted to $16,758, $1,025, $8,086, $13,115, $5,114, $578 and $67,947 for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2014.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	FEBRUARY 28, 2014

—	$26,830	$39,938	$39	$159,987

Amounts recovered by class

CLASS A	CLASS B	CLASS R6	TOTAL

$145,109	$10,160	$4,718	$159,987

34	Floating Rate Income Fund | Semiannual report

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $466,926 for the six months ended February 28, 2014. Of this amount, $87,707 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $372,546 was paid as sales commissions to broker-dealers and $6,673 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 2.50%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 3.00%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class A shares purchased on or following February 3, 2014 to which a CDSC applies, that are subsequently exchanged into Class A shares of another fund after February 3, 2014, are subject to the CDSC rate of 0.50% if redeemed within 18 months of purchase of the original fund. Prior to February 3, 2014, certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, CDSCs received by the Distributor amounted to $45,637 and $23,094 for Class B and Class C shares, respectively and there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other

Semiannual report | Floating Rate Income Fund	35

John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$842,376	$386,927	$30,525	$14,807
Class B	171,702	23,682	8,341	1,484
Class C	1,354,453	186,473	13,779	7,574
Class I	—	274,355	17,741	9,574
Class R6	—	2,475	9,278	660
Class 1	4,777	—	—	—
Total	$2,373,308	$873,912	$79,664	$34,099

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	17,415,247	$163,817,329	30,769,811	$290,452,778
Distributions reinvested	1,345,319	12,661,239	2,162,664	20,398,882
Repurchased	(11,108,633)	(104,533,529)	(15,207,785)	(143,637,565)

Net increase	7,651,933	$71,945,039	17,724,690	$167,214,095

Class B shares

Sold	274,285	$2,578,909	1,436,727	$13,567,821
Distributions reinvested	58,951	555,041	113,135	1,067,235
Repurchased	(417,611)	(3,933,110)	(485,702)	(4,587,908)

Net increase (decrease)	(84,375)	($799,160)	1,064,160	$10,047,148

36	Floating Rate Income Fund | Semiannual report

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	5,775,972	$54,552,080	11,083,937	$105,050,758
Distributions reinvested	492,366	4,653,589	802,649	7,601,321
Repurchased	(2,619,114)	(24,753,086)	(4,081,165)	(38,714,310)

Net increase	3,649,224	$34,452,583	7,805,421	$73,937,769

Class I shares

Sold	17,914,295	$168,465,466	27,973,942	$264,070,704
Distributions reinvested	960,450	9,037,092	1,296,946	12,226,740
Repurchased	(11,321,403)	(106,556,142)	(10,698,533)	(100,892,923)

Net increase	7,553,342	$70,946,416	18,572,355	$175,404,521

Class R6 shares

Sold	426,650	$3,998,840	1,927,698	$18,193,148
Distributions reinvested	59,038	555,627	18,978	178,363
Repurchased	(39)	(372)	(295)	(2,783)

Net increase	485,649	$4,554,095	1,946,381	$18,368,728

Class 1 shares

Sold	1,434,073	$13,483,168	1,272,628	$12,008,377
Distributions reinvested	52,244	491,305	27,428	258,136
Repurchased	(164,113)	(1,543,480)	(68,855)	(649,365)

Net increase	1,322,204	$12,430,993	1,231,201	$11,617,148

Class NAV shares

Sold	9,110,890	$85,800,519	29,016,418	$274,005,238
Distributions reinvested	6,199,056	58,340,467	12,789,161	120,652,195
Repurchased	(2,575,499)	(24,270,429)	(7,305,830)	(68,723,149)

Net increase	12,734,447	$119,870,557	34,499,749	$325,934,284

Total net increase	33,312,424	$313,400,523	82,843,957	$782,523,693

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $1,076,647,725 and $845,380,273, respectively, for the six months ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 62.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Lifestyle Balanced Portfolio	23.2%
John Hancock Funds II Lifestyle Moderate Portfolio	11.3%
John Hancock Funds II Lifestyle Growth Portfolio	11.0%
John Hancock Funds II Lifestyle Conservative Portfolio	10.7%

Semiannual report | Floating Rate Income Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Western Asset Management Company
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Floating Rate Income Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	328SA 2/14
MF177878	4/14

John Hancock
Natural Resources Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception 1	6-months	1-year	5-year	10-year	Since inception [1]

Class A2	–0.81	9.44	—	2.90	2.25	–0.81	56.96	—	27.05

Class I2,3	4.58	10.92	—	4.06	7.65	4.58	67.88	—	39.53

Class R6[2,3]	4.74	10.88	—	3.93	7.74	4.74	67.56	—	38.10

Class 1[3]	4.95	11.14	—	4.20	7.81	4.95	69.58	—	41.15

Class NAV[3]	4.98	11.20	—	4.25	7.87	4.98	70.05	—	41.76

Index 1†	13.52	14.79	—	6.82	9.61	13.52	99.31	—	73.72

Index 2†	–6.46	10.34	—	4.94	8.95	–6.46	63.56	—	49.71

Index 3†	4.23	12.48	—	5.60	9.00	4.23	80.06	—	57.85

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A, Class I, Class 1 and Class NAV shares, and 12-31-15 for Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Net (%)	1.58	1.38	1.08	1.11	1.06
Gross (%)	1.76	1.44	16.18	1.13	1.08

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2.

See the following page for footnotes.

6	Natural Resources Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class I3	10-15-05	$13,953	$13,953	$17,372	$14,971	$15,785

Class R6[3]	10-15-05	13,810	13,810	17,372	14,971	15,785

Class 1[3]	10-15-05	14,115	14,115	17,372	14,971	15,785

Class NAV[3]	10-15-05	14,176	14,176	17,372	14,971	15,785

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 1 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

Combined Index (gross of foreign withholding tax on dividends) — Index 3 — comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in different values.

Footnotes related to performance pages

1 From 10-15-05.
2 Class A and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3 For certain types of investors, as described in the fund’s Class I, Class 1, Class NAV, and Class R6 share prospectuses.

Semiannual report | Natural Resources Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,076.30	$8.13	1.58%

Class I	1,000.00	1,076.50	7.11	1.38%

Class R6	1,000.00	1,077.40	6.59	1.28%

Class 1	1,000.00	1,078.10	5.56	1.08%

Class NAV	1,000.00	1,078.70	5.31	1.03%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Natural Resources Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,017.00	$7.90	1.58%

Class I	1,000.00	1,018.00	6.90	1.38%

Class R6	1,000.00	1,018.40	6.41	1.28%

Class 1	1,000.00	1,019.40	5.41	1.08%

Class NAV	1,000.00	1,019.70	5.16	1.03%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Natural Resources Fund	9

Portfolio summary

Top 10 Holdings (30.2% of Total Net Assets on 2-28-14)[1,2]

First Quantum Minerals, Ltd.	4.4%	The Mosaic Company	2.9%

Rio Tinto PLC	3.8%	BG Group PLC	2.8%

Turquoise Hill Resources, Ltd.	3.3%	Ophir Energy PLC	2.4%

Sociedad Quimica y Minera de		Goldcorp, Inc.	2.4%

Chile SA, ADR	3.0%	BP PLC	2.3%

Oil Search, Ltd.	2.9%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	49.3%	Commercial Services & Supplies	1.5%

Metals & Mining	33.3%	Semiconductors & Semiconductor
		Equipment	0.9%
Chemicals	6.6%
		Construction & Engineering	0.6%
Independent Power and Renewable
Electricity Producers	2.0%	Short-Term Investments & Other	4.0%

Energy Equipment & Services	1.8%

Country Composition[1,3]

United States	38.2%	South Korea	0.9%

Canada	22.6%	Portugal	0.8%

United Kingdom	19.1%	Japan	0.8%

Australia	9.9%	China	0.7%

Chile	3.0%	Other Countries	2.2%

Brazil	1.8%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Currency transactions are affected by fluctuations in exchange rates. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Natural Resources Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

	Shares	Value

Common Stocks 96.0%		$843,472,583

(Cost $820,143,368)

Energy 51.1%		448,985,713

Energy Equipment & Services 1.8%

Halliburton Company	154,573	8,810,665

Patterson-UTI Energy, Inc.	257,965	7,509,361

Oil, Gas & Consumable Fuels 49.3%

Anadarko Petroleum Corp.	58,511	4,924,286

Apache Corp.	99,601	7,897,363

ARC Resources, Ltd.	337,200	9,096,147

Beach Energy, Ltd.	4,787,989	7,028,024

BG Group PLC	1,351,553	24,589,789

BP PLC, ADR	392,316	19,855,113

Cabot Oil & Gas Corp.	466,595	16,330,825

Canadian Natural Resources, Ltd.	128,792	4,712,952

Chevron Corp.	137,506	15,858,567

Cobalt International Energy, Inc. (I)	297,312	5,732,175

Concho Resources, Inc. (I)	152,019	18,414,061

CONSOL Energy, Inc.	156,928	6,292,813

Denbury Resources, Inc.	987,820	16,160,735

Enbridge, Inc.	295,067	12,478,383

EnCana Corp.	180,389	3,423,273

EOG Resources, Inc.	69,490	13,162,796

Exxon Mobil Corp.	26,960	2,595,439

Galp Energia SGPS SA	428,084	7,178,671

Imperial Oil, Ltd.	309,987	13,940,115

Kosmos Energy, Ltd. (I)	579,927	6,367,598

Laredo Petroleum, Inc. (I)	466,482	12,170,515

MEG Energy Corp. (I)	299,770	9,237,020

Noble Energy, Inc.	220,642	15,171,344

Oil Search, Ltd.	3,321,894	25,657,731

Ophir Energy PLC (I)	3,929,581	20,925,579

Painted Pony Petroleum, Ltd. (I)	516,892	3,986,505

PetroChina Company, Ltd., H Shares	6,208,000	6,540,442

Petroleo Brasileiro SA, ADR	619,863	6,942,466

Petroleo Brasileiro SA, ADR, Class A	256,790	2,994,171

Peyto Exploration & Development Corp.	534,694	17,432,000

Phillips 66	148,158	11,091,108

Pioneer Natural Resources Company	68,101	13,700,559

See notes to financial statements	Semiannual report | Natural Resources Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Range Resources Corp.	154,163	$13,265,726

Reliance Industries, Ltd.	255,786	3,297,685

Reliance Industries, Ltd., GDR (S)	168	4,331

Rosetta Resources, Inc. (I)	323,283	14,344,067

Royal Dutch Shell PLC, Class A	119,126	4,336,792

Salamander Energy PLC (I)	2,143,745	3,603,645

Southwestern Energy Company (I)	393,897	16,283,702

Tourmaline Oil Corp. (I)	10,000	457,961

Tullow Oil PLC	1,134,807	15,183,213

Industrials 2.1%		18,731,654

Commercial Services & Supplies 1.5%

Mineral Resources, Ltd.	1,248,985	13,453,665

Construction & Engineering 0.6%

KBR, Inc.	191,093	5,277,989

Information Technology 0.9%		7,852,375

Semiconductors & Semiconductor Equipment 0.9%

First Solar, Inc. (I)	137,592	7,852,375

Materials 39.9%		350,519,816

Chemicals 6.6%

JSR Corp.	352,000	6,051,302

Mitsui Chemicals, Inc.	294,000	762,228

Sociedad Quimica y Minera de Chile SA, ADR	848,636	26,137,989

The Mosaic Company	512,157	25,023,991

Metals & Mining 33.3%

Allegheny Technologies, Inc.	356,763	11,337,928

Anglo American PLC	608,452	15,539,664

Antofagasta PLC	1,118,182	16,855,822

Barrick Gold Corp. (L)	439,137	8,947,319

BHP Billiton PLC	561,859	18,106,937

Compass Minerals International, Inc.	158,350	13,515,173

First Quantum Minerals, Ltd.	2,013,784	39,064,463

Fortescue Metals Group, Ltd.	1,956,714	9,524,673

Goldcorp, Inc.	776,256	20,904,574

HudBay Minerals, Inc. (I)	878,800	7,206,160

Iluka Resources, Ltd.	2,067,250	17,361,473

Medusa Mining, Ltd. (I)	3,488,593	6,696,041

Mongolian Mining Corp. (I)(L)	41,501,240	4,984,507

New Gold, Inc. (I)	3,106,079	18,978,143

POSCO, ADR	121,114	8,061,348

Rio Tinto PLC	580,971	33,313,266

Turquoise Hill Resources, Ltd. (I)	7,666,408	28,979,022

Vale SA, ADR	444,431	6,297,587

Western Areas, Ltd. (L)	2,342,700	6,870,206

12	Natural Resources Fund | Semiannual report	See notes to financial statements

		Shares	Value
Utilities 2.0%			$17,383,025

Independent Power and Renewable Electricity Producers 2.0%

Calpine Corp. (I)		789,199	15,034,242

Pattern Energy Group, Inc.		85,722	2,348,783

	Yield (%)	Shares	Value

Securities Lending Collateral 1.6%			$13,808,940

(Cost $13,809,080)
John Hancock Collateral Investment Trust (W)	0.1432 (Y)	1,379,956	13,808,940

		Par value	Value

Short-Term Investments 4.0%			$35,117,000

(Cost $35,117,000)

Repurchase Agreement 4.0%			35,117,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated
2-28-14 at 0.060% to be repurchased at $8,800,044 on 3-3-14, collateralized by $1,187,939 Government National Mortgage
Association, 4.000–5.000% due 3-15-41 (valued at $1,299,236, including interest), $7,407,054 Federal National Mortgage
Association, 3.500–4.000% due 1-1-31 (valued at $7,676,764,
including interest)		$8,800,000	8,800,000

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $26,317,000 on 3-3-14, collateralized by $23,730,000 U.S. Treasury Note, 4.750% due 8-15-17 (valued at
$26,844,563, including interest)		26,317,000	26,317,000

Total investments (Cost $869,069,448)† 101.6%			$892,398,523

Other assets and liabilities, net (1.6%)			($14,380,418)

Total net assets 100.0%			$878,018,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $879,978,527. Net unrealized appreciation aggregated $12,419,996, of which $61,677,150 related to appreciated investment securities and $49,257,154 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Natural Resources Fund	13

Notes to Fund’s investments

The fund had the following country composition as a percentage of net assets on 2-28-14:

United States	38.2%
Canada	22.6%
United Kingdom	19.1%
Australia	9.9%
Chile	3.0%
Brazil	1.8%
South Korea	0.9%
Portugal	0.8%
Japan	0.8%
China	0.7%
Other Countries	2.2%

Total	100.0%

14	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $855,260,368) including
$13,890,031 of securities loaned	$878,589,583
Investments in affiliated issuers, at value (Cost $13,809,080)	13,808,940

Total investments, at value (Cost $869,069,448)	892,398,523
Cash	41,474
Receivable for investments sold	3,021,803
Receivable for fund shares sold	15,202
Dividends and interest receivable	1,100,005
Receivable for securities lending income	10,171
Receivable due from advisor	2,474
Other receivables and prepaid expenses	41,837

Total assets	896,631,489

Liabilities

Foreign capital gains tax payable	829
Payable for investments purchased	4,351,135
Payable for fund shares repurchased	298,633
Payable upon return of securities loaned	13,811,358
Payable to affiliates
Accounting and legal services fees	10,833
Transfer agent fees	2,246
Trustees’ fees	695
Other liabilities and accrued expenses	137,655

Total liabilities	18,613,384

Net assets	$878,018,105

Net assets consist of

Paid-in capital	$988,599,428
Accumulated distributions in excess of net investment income	(1,685,344)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(132,219,736)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	23,323,757

Net assets	$878,018,105

See notes to financial statements	Semiannual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($9,057,768 ÷ 516,516 shares)[1]	$17.54
Class I ($1,747,945 ÷ 99,698 shares)	$17.53
Class R6 ($100,106 ÷ 5,695 shares)	$17.58
Class 1 ($125,331,120 ÷ 7,092,127 shares)	$17.67
Class NAV ($741,781,166 ÷ 42,293,832 shares)	$17.54

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.46

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,317,830
Securities lending	45,386
Interest	2,074
Less foreign taxes withheld	(318,562)

Total investment income	5,046,728

Expenses

Investment management fees	4,121,734
Distribution and service fees	44,528
Accounting and legal services fees	48,362
Transfer agent fees	7,779
Trustees’ fees	4,313
State registration fees	25,987
Printing and postage	5,050
Professional fees	34,486
Custodian fees	223,363
Registration and filing fees	18,250
Expense recapture	39
Other	10,445

Total expenses	4,544,336
Less expense reductions	(219,683)

Net expenses	4,324,653

Net investment income	722,075

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	31,829,251
Investments in affiliated issuers	1,096
Foreign currency transactions	21,851
31,852,198
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	31,806,487[1]
Investments in affiliated issuers	(615)
Translation of assets and liabilities in foreign currencies	3,933
31,809,805
Net realized and unrealized gain	63,662,003

Increase in net assets from operations	$64,384,078

1 Net of $1,496 decrease in deferred india foreign withholding taxes.

See notes to financial statements	Semiannual report | Natural Resources Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$722,075	$4,355,511
Net realized gain (loss)	31,852,198	(18,025,778)
Change in net unrealized appreciation (depreciation)	31,809,805	34,802,570

Increase in net assets resulting from operations	64,384,078	21,132,303

Distributions to shareholders
From net investment income
Class A	(17,381)	(10,340)
Class I	(8,688)	(30,027)
Class R6	(481)	(327)
Class 1	(821,221)	(860,547)
Class NAV	(5,061,626)	(3,833,049)

Total distributions	(5,909,397)	(4,734,290)

From fund share transactions	18,420,500	16,625,961

Total increase	76,895,181	33,023,974

Net assets

Beginning of period	801,122,924	768,098,950

End of period	$878,018,105	$801,122,924

Undistributed (accumulated distributions in excess of) net
investment income	($1,685,344)	$3,501,978

18	Natural Resources Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$16.33	$16.04	$21.13	$18.34	$20.70
Net investment income (loss)[3]	(0.03)	0.01	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.27	0.30	(3.04)	2.80	(2.41)
Total from investment operations	1.24	0.31	(2.98)	2.83	(2.36)
Less distributions
From net investment income	(0.03)	(0.02)	(0.04)	—	—
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.03)	(0.02)	(2.11)	(0.04)	—
Net asset value, end of period	$17.54	$16.33	$16.04	$21.13	$18.34
Total return (%)[4,5]	7.63[6]	1.92	(14.60)	15.41	(11.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79[7]	1.77	1.82	1.77	1.81[7]
Expenses including reductions	1.58[7]	1.58	1.60	1.60	1.60[7]
Net investment income (loss)	(0.35)[7]	0.03	0.37	0.13	0.41[7]
Portfolio turnover (%)	31	66	176	85	70[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Natural Resources Fund	19

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$16.35	$16.06	$21.18	$18.37	$20.70
Net investment income[3]	—[4]	0.04	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.25	0.30	(3.06)	2.79	(2.43)
Total from investment operations	1.25	0.34	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.07)	(0.05)	(0.10)	(0.06)	—
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.07)	(0.05)	(2.17)	(0.10)	—
Net asset value, end of period	$17.53	$16.35	$16.06	$21.18	$18.37
Total return (%)[5]	7.65[6]	2.12	(14.39)	15.79	(11.26)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$7	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[7]	1.40	1.43	1.53	1.54[7]
Expenses including reductions	1.38[7]	1.38	1.37	1.30	1.30[7]
Net investment income (loss)	(0.02)[7]	0.24	0.65	0.54	0.82[7]
Portfolio turnover (%)	31	66	176	85	70[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$16.40	$16.10	$20.40
Net investment income	—[3]	0.06	0.11
Net realized and unrealized gain (loss) on investments	1.26	0.31	(2.24)
Total from investment operations	1.26	0.37	(2.13)
Less distributions
From net investment income	(0.08)	(0.07)	(0.10)
From net realized gain	—	—	(2.07)
Total distributions	(0.08)	(0.07)	(2.17)
Net asset value, end of period	$17.58	$16.40	$16.10
Total return (%)[4]	7.74[5]	2.27	(10.92)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.21[7]	16.18	24.48[7]
Expenses including reductions	1.28[7]	1.28	1.30[7]
Net investment income (loss)	(0.06)[7]	0.34	0.78[7]
Portfolio turnover (%)	31	66	176[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R6 shares is 11-1-11.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio Turnover is shown for the period from 9-1-11 to 8-31-12.

20	Natural Resources Fund | Semiannual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$16.50	$16.20	$21.35	$18.51	$17.66	$35.15
Net investment income[2]	0.01	0.08	0.15	0.12	0.10	0.18
Net realized and unrealized gain (loss)
on investments	1.27	0.32	(3.09)	2.86	0.87	(11.42)
Total from investment operations	1.28	0.40	(2.94)	2.98	0.97	(11.24)
Less distributions
From net investment income	(0.11)	(0.10)	(0.14)	(0.10)	(0.12)	(0.19)
From net realized gain	—	—	(2.07)	(0.04)	—	(6.06)
Total distributions	(0.11)	(0.10)	(2.21)	(0.14)	(0.12)	(6.25)
Net asset value, end of period	$17.67	$16.50	$16.20	$21.35	$18.51	$17.66
Total return (%)[3]	7.81[4]	2.44	(14.21)	16.02	5.43	(27.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$125	$128	$152	$194	$154	$139
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[5]	1.13	1.12	1.12	1.11	1.11
Expenses including reductions	1.08[5]	1.11	1.11	1.12	1.11	1.11
Net investment income	0.15[5]	0.50	0.84	0.54	0.52	1.06
Portfolio turnover (%)	31	66	176	85	70	22

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$16.38	$16.09	$21.21	$18.39	$17.55	$35.01
Net investment income[2]	0.02	0.09	0.17	0.14	0.11	0.18
Net realized and unrealized gain (loss)
on investments	1.26	0.31	(3.06)	2.83	0.86	(11.37)
Total from investment operations	1.28	0.40	(2.89)	2.97	0.97	(11.19)
Less distributions
From net investment income	(0.12)	(0.11)	(0.16)	(0.11)	(0.13)	(0.21)
From net realized gain	—	—	(2.07)	(0.04)	—	(6.06)
Total distributions	(0.12)	(0.11)	(2.23)	(0.15)	(0.13)	(6.27)
Net asset value, end of period	$17.54	$16.38	$16.09	$21.21	$18.39	$17.55
Total return (%)[3]	7.87[4]	2.45	(14.11)	16.07	5.45	(27.20)

Ratios and supplemental data

Net assets, end of period (in millions)	$742	$657	$597	$754	$548	$529
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[5]	1.08	1.07	1.07	1.06	1.06
Expenses including reductions	1.03[5]	1.06	1.06	1.07	1.06	1.06
Net investment income	0.19[5]	0.57	0.91	0.59	0.58	1.10
Portfolio turnover (%)	31	66	176	85	70	22

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Natural Resources Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees or each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 PM., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

22	Natural Resources Fund | Semiannual report

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$448,985,713	$330,639,811	$118,345,902	—
Industrials	18,731,654	5,277,989	13,453,665	—
Information Technology	7,852,375	7,852,375	—	—
Materials	350,519,816	214,453,697	136,066,119	—
Utilities	17,383,025	17,383,025	—	—
Securities Lending
Collateral	13,808,940	13,808,940	—	—
Short-Term Investments	35,117,000	—	35,117,000	—

Total Investments in
Securities	$892,398,523	$589,415,837	$302,982,686	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist

Semiannual report | Natural Resources Fund	23

in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

24	Natural Resources Fund | Semiannual report

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $403. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund has a capital loss carryforward of $153,766,224 available to offset future net realized capital gains as of August 31, 2013. The following table details the capital loss carryforward available as of August 31, 2013:

NO EXPIRATION DATE
SHORT-TERM	LONG-TERM

$46,417,677	$107,348,547

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semiannual report | Natural Resources Fund	25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Terms of the investment management contract with JHA are substantially identical as the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the fund’s aggregate net assets; (b) 0.975% of the fund’s next $1,000,000,000 of the fund’s aggregate net assets; and (c) 0.950% of the fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the fund and Natural Resources Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has subadvisory agreements with Wellington Management Company, LLP and RS Investment Management Co. LLC. The fund is not responsible for payment of the subadvisory fees. Effective on March 20, 2014, RS Investment Management Co. LLC, will no longer be a subadvisor to this fund.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its management fee or other expenses of the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing

26	Natural Resources Fund | Semiannual report

and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated by the Advisor, on notice to the fund.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A, Class I and Class R6 shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58%, 1.38% and 1.28% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect for Class A shares and Class I shares until at least December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Effective March 20, 2014, the Advisor has voluntarily agreed to waive the fund’s management fees by 0.03% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

For the six months ended February 28, 2014, the expense reductions amounted to the following:

CLASS	REDUCTIONS

A	$9,838
I	7,399
R6	8,606
1	29,832
NAV	164,008
Total	$219,683

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 0.95% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Semiannual report | Natural Resources Fund	27

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	FEBRUARY 1, 2017

$7,718	$39,812	$31,153	$20,138	$39

Amounts recovered by class

CLASS R6

$39

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,602 for the six months ended February 28, 2014. Of this amount, $1,312 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,643 was paid as sales commissions to broker-dealers and $647 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share

28	Natural Resources Fund | Semiannual report

Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

Class A	$13,225	$6,089	$8,813	$3,706
Class I	—	1,679	8,753	1,111
Class R6	—	11	8,421	233
Class 1	31,303	—	—	—
Total	$44,528	$7,779	$25,987	$5,050

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	67,171	$1,147,947	231,547	$3,886,844
Distributions reinvested	1,041	17,381	616	10,215
Repurchased	(101,757)	(1,729,244)	(355,430)	(5,973,483)

Net decrease	(33,545)	($563,916)	(123,267)	($2,076,424)

Class I shares

Sold	390	$6,587	80,878	$1,337,324
Distributions reinvested	520	8,667	1,812	30,012
Repurchased	(317,876)	(5,373,517)	(186,559)	(3,127,914)

Net decrease	(316,966)	($5,358,263)	(103,869)	($1,760,578)

Class R6 shares

Sold	52	$876	742	$12,443
Distributions reinvested	4	65	—	—
Repurchased	(3)	(43)	(2)	(40)

Net increase	53	$898	740	$12,403

Class 1 shares

Sold	123,495	$2,109,186	289,762	$4,901,059
Distributions reinvested	48,882	821,221	51,592	860,547
Repurchased	(866,296)	(14,845,750)	(1,916,133)	(32,189,678)

Net increase	(693,919)	($11,915,343)	(1,574,779)	($26,428,072)

Semiannual report | Natural Resources Fund	29

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,327,242	$55,908,493	6,329,366	$103,151,746
Distributions reinvested	303,637	5,061,626	231,604	3,833,048
Repurchased	(1,438,381)	(24,712,995)	(3,585,742)	(60,106,162)

Net increase	2,192,498	$36,257,124	2,975,228	$46,878,632

Total net increase	1,148,121	$18,420,500	1,174,053	$16,625,961

Affiliates of the fund owned 100%, 86% and 100% of shares of beneficial interest of Class I, Class R6 and Class NAV, respectively, on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $246,157,714 and $244,355,614, respectively, for the six months ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 84.5% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Lifestyle Balanced Portfolio	24.7%
John Hancock Funds II Lifestyle Growth Portfolio	24.4%
John Hancock Funds II Lifestyle Aggressive Portfolio	11.0%
John Hancock Funds II Lifestyle Moderate Portfolio	5.4%

30	Natural Resources Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*	RS Investment Management Co. LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Natural Resources Fund	31

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Natural Resources Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	354SA 2/14
MF177881	4/14

John Hancock
Strategic Income Opportunities Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since				&NBSP;	Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-28-14	2-28-14

Class A3	–1.30	11.26	—	6.72	1.03	–1.30	70.45	—	66.50	3.12	3.12

Class C3	1.13	11.25	—	6.18	3.88	1.13	70.39	—	59.95	2.56	2.56

Class I3,4	3.18	12.62	—	7.86	5.42	3.18	81.16	—	80.93	3.57	3.57

Class R2[3,4]	2.87	12.41	—	7.67	5.21	2.87	79.46	—	78.52	3.21	2.69

Class R6[3,4]	3.18	12.67	—	7.91	5.42	3.18	81.59	—	81.61	3.59	0.87

Class NAV[4]	3.40	12.75	—	7.96	5.49	3.40	82.23	—	83.28	3.74	3.73

Index†	0.15	5.13	—	5.33	2.84	0.15	28.39	—	50.15	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class NAV, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class C, and Class R2 shares and 12-31-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.18	1.88	0.88	1.23	0.72	0.72
Gross (%)	1.19	1.90	0.88	2.56	6.46	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Strategic Income Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3,5	4-28-06	$15,995	$15,995	$15,015

Class I3,4	4-28-06	18,093	18,093	15,015

Class R2[3,4]	4-28-06	17,852	17,852	15,015

Class R6[3,4]	4-28-06	18,161	18,161	15,015

Class NAV[4]	4-28-06	18,328	18,328	15,015

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 Class A, Class C, and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6, and Class R2 shares, as applicable.

4 For certain types of investors, as described in the fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Strategic Income Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,052.40	$5.95	1.17%

Class C	1,000.00	1,048.80	9.50	1.87%

Class I	1,000.00	1,054.20	4.23	0.83%

Class R2	1,000.00	1,052.10	6.21	1.22%

Class R6	1,000.00	1,054.20	4.23	0.83%

Class NAV	1,000.00	1,054.90	3.52	0.69%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,019.00	$5.86	1.17%

Class C	1,000.00	1,015.50	9.35	1.87%

Class I	1,000.00	1,020.70	4.16	0.83%

Class R2	1,000.00	1,018.70	6.11	1.22%

Class R6	1,000.00	1,020.70	4.16	0.83%

Class NAV	1,000.00	1,021.40	3.46	0.69%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Opportunities Fund	9

Portfolio summary

Portfolio Composition[1,2]

Corporate Bonds	41.3%	Common Stocks	1.9%

Foreign Government Obligations	22.9%	Asset Backed Securities	1.0%

Term Loans	12.5%	U.S. Government Agency Collateralized
		Mortgage Obligations	0.5%
Preferred Securities	6.5%
		Purchased Options	0.2%
Collateralized Mortgage Obligations	5.3%
		Investment Companies	0.1%
Capital Preferred Securities	2.4%
		Short-Term Investments & Other	3.3%
Convertible Bonds	2.1%

Quality Composition[1,2,3]

U.S. Government Agency Collateralized		BB	17.8%
Mortgage Obligations	0.5%
		B	23.3%
AAA	13.7%
		CCC & Below	2.5%
AA	5.7%
		Not Rated	1.7%
A	6.8%
		Equities	8.7%
BBB	16.0%
		Short-Term Investments & Other	3.3%

Top 10 Countries[1,2]

United States	64.2%	Singapore	2.5%

Australia	3.1%	South Korea	2.2%

New Zealand	2.7%	Philippines	2.2%

Mexico	2.6%	Sweden	2.1%

Canada	2.6%	Thailand	1.9%

1 As a percentage of net assets on 2-28-14.

2 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-14 and do not reflect subsequent downgrades or upgrades, if any.

10	Strategic Income Opportunities Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 41.3%			$1,782,747,774

(Cost $1,718,258,741)

Consumer Discretionary 8.2%			355,283,385

Auto Components 1.5%

American Axle & Manufacturing, Inc.	6.625	10-15-22	11,250,000	12,234,349

General Motors Financial Company, Inc.	3.250	05-15-18	4,915,000	5,031,731

General Motors Financial Company, Inc.	4.250	05-15-23	16,525,000	16,690,250

Lear Corp.	8.125	03-15-20	3,222,000	3,528,090

Tenneco, Inc.	6.875	12-15-20	2,745,000	3,019,500

The Goodyear Tire & Rubber Company	7.000	05-15-22	18,125,000	20,209,375

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,247,900

Automobiles 0.9%

Chrysler Group LLC	8.250	06-15-21	1,805,000	2,044,163

Ford Motor Company	4.750	01-15-43	17,080,000	16,519,451

Ford Motor Company	6.625	10-01-28	6,849,000	7,956,079

Ford Motor Company	7.450	07-16-31	3,919,000	5,037,824

Ford Motor Credit Company LLC	4.250	02-03-17	6,080,000	6,549,802

Distributors 0.4%

Ferrellgas LP (S)	6.750	01-15-22	9,913,000	10,359,085

Svensk Exportkredit AB	7.625	06-30-14	NZD 6,175,000	5,248,273

Hotels, Restaurants & Leisure 0.2%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 7,730,000	3,065,956

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	424,000	424,752

MGM Resorts International	8.625	02-01-19	3,310,000	3,963,725

Household Durables 0.2%

Beazer Homes USA, Inc.	6.625	04-15-18	1,480,000	1,598,400

Meritage Homes Corp.	7.000	04-01-22	2,975,000	3,257,625

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,403,800

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,651,613

Internet & Catalog Retail 0.4%

Netflix, Inc.	5.375	02-01-21	9,896,000	10,341,320

QVC, Inc.	5.950	03-15-43	9,460,000	9,161,915

Media 3.8%

Cablevision Systems Corp.	8.000	04-15-20	9,565,000	11,262,788

Cablevision Systems Corp.	8.625	09-15-17	3,325,000	3,965,063

CBS Outdoor Americas Capital LLC (S)	5.625	02-15-24	10,270,000	10,603,775

CCO Holdings LLC	5.750	01-15-24	14,027,000	14,097,135

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	11

		Maturity
	Rate (%)	date	Par value^	Value

Media (continued)

CCO Holdings LLC	7.000	01-15-19	12,715,000	$13,462,006

Cinemark USA, Inc.	4.875	06-01-23	11,565,000	11,218,050

Cinemark USA, Inc.	7.375	06-15-21	3,234,000	3,605,910

DISH DBS Corp.	5.000	03-15-23	9,330,000	9,260,025

DISH DBS Corp.	7.875	09-01-19	19,105,000	22,448,375

Grupo Televisa SAB	7.250	05-14-43	MXN 57,630,000	3,519,894

Lamar Media Corp.	5.000	05-01-23	5,335,000	5,321,663

Quebecor Media, Inc.	7.375	01-15-21	CAD 985,000	966,275

Regal Entertainment Group	9.125	08-15-18	889,000	961,871

Shaw Communications, Inc.	5.500	12-07-20	CAD 1,580,000	1,610,921

Shaw Communications, Inc.	5.700	03-02-17	CAD 610,000	606,188

Sirius XM Holdings, Inc. (S)	4.625	05-15-23	8,870,000	8,337,800

Sirius XM Holdings, Inc. (S)	5.250	08-15-22	2,975,000	3,079,125

Sirius XM Holdings, Inc. (S)	5.875	10-01-20	10,945,000	11,519,613

Univision Communications, Inc. (S)	6.750	09-15-22	10,075,000	11,183,250

Videotron, Ltd. (S)	7.125	01-15-20	CAD 1,780,000	1,736,115

Videotron, Ltd.	7.125	01-15-20	CAD 290,000	282,850

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,300,950

WMG Acquisition Corp.	11.500	10-01-18	13,580,000	15,447,250

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,529,000	5,064,871

Specialty Retail 0.6%

L Brands, Inc.	5.625	10-15-23	13,940,000	14,462,750

New Look Bondco I PLC (S)	8.375	05-14-18	5,075,000	5,417,563

New Look Bondco I PLC (S)	8.750	05-14-18	GBP 4,430,000	8,030,268

Textiles, Apparel & Luxury Goods 0.1%

PVH Corp.	7.375	05-15-20	3,565,000	3,966,063

Consumer Staples 2.2%			96,662,230

Beverages 0.1%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,468,000	3,153,138

Constellation Brands, Inc.	3.750	05-01-21	300,000	291,750

Corporacion Lindley SA (S)	6.750	11-23-21	2,745,000	2,937,150

Commercial Services & Supplies 0.1%

ARAMARK Corp. (S)	5.750	03-15-20	2,355,000	2,484,525

Food & Staples Retailing 0.4%

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	14,475,000	14,438,813

Smithfield Foods, Inc. (S)	5.875	08-01-21	4,215,000	4,341,450

Food Products 0.7%

B&G Foods, Inc.	4.625	06-01-21	15,485,000	15,426,931

JBS Investments GmbH (S)	7.750	10-28-20	3,520,000	3,643,200

Marfrig Holding Europe BV (S)	8.375	05-09-18	1,459,000	1,400,640

TreeHouse Foods, Inc.	4.875	03-15-22	7,241,000	7,367,718

TreeHouse Foods, Inc.	7.750	03-01-18	2,005,000	2,091,215

Household Products 0.4%

Harbinger Group, Inc.	7.875	07-15-19	17,220,000	18,683,700

12	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Tobacco 0.5%

Alliance One International, Inc.	9.875	07-15-21	20,200,000	$20,402,000

Energy 3.9%			169,090,832

Energy Equipment & Services 0.5%

Calfrac Holdings LP (S)	7.500	12-01-20	3,830,000	4,002,350

Exterran Partners LP	6.000	04-01-21	4,770,000	4,722,300

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	7,333,200

PHI, Inc.	8.625	10-15-18	4,528,000	4,867,600

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,575,000	1,685,250

Weatherford International, Ltd.	9.625	03-01-19	1,075,000	1,403,293

Gas Utilities 0.2%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	8,870,000	8,315,625

Oil, Gas & Consumable Fuels 3.2%

Arch Coal, Inc.	7.000	06-15-19	2,640,000	2,191,200

Arch Coal, Inc.	7.250	06-15-21	9,120,000	7,341,600

Bill Barrett Corp.	7.000	10-15-22	7,555,000	7,913,863

Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,415,000	3,756,500

CNOOC Finance 2013, Ltd.	3.000	05-09-23	9,975,000	9,038,956

Ecopetrol SA	4.250	09-18-18	1,535,000	1,621,344

Ecopetrol SA	5.875	09-18-23	4,480,000	4,860,800

EP Energy LLC	7.750	09-01-22	6,040,000	6,810,100

EP Energy LLC	9.375	05-01-20	18,583,000	21,509,823

MarkWest Energy Partners LP	6.500	08-15-21	2,165,000	2,349,025

Niska Gas Storage US LLC	8.875	03-15-18	3,905,000	4,080,725

Pertamina Persero PT (S)	5.250	05-23-21	2,410,000	2,428,075

Pertamina Persero PT (S)	6.500	05-27-41	1,730,000	1,595,925

Petrobras Global Finance BV	4.375	05-20-23	16,465,000	14,934,298

Petrobras International Finance Company	5.375	01-27-21	3,940,000	3,951,079

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,390,300

Sabine Pass Liquefaction LLC (S)	5.625	04-15-23	11,600,000	11,397,000

Sabine Pass Liquefaction LLC (S)	5.875	02-01-21	2,405,000	2,465,125

Samson Investment Company (S)	10.750	02-15-20	7,700,000	8,556,625

SandRidge Energy, Inc.	7.500	02-15-23	7,115,000	7,506,325

SM Energy Company (S)	5.000	01-15-24	8,890,000	8,667,750

Valero Energy Corp.	6.125	02-01-20	735,000	863,217

Williams Partners LP	7.250	02-01-17	460,000	531,559

Financials 11.9%			511,885,698

Banks 4.6%

ANZ National International, Ltd.	2.950	07-27-15	SGD 2,750,000	2,222,739

Asian Development Bank	3.250	07-20-17	NZD 11,400,000	9,219,894

Banco Safra SA (S)	10.250	08-08-16	BRL 3,326,000	1,329,833

Banco Votorantim SA (S)	6.250	05-16-16	BRL 7,675,000	3,643,477

Bancolombia SA	5.950	06-03-21	4,695,000	4,976,700

Bank of America Corp. (P)	1.003	09-15-26	26,395,000	22,827,795

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	6,620,000	7,546,800

BBVA Bancomer SA (S)	6.500	03-10-21	3,995,000	4,334,575

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Banks (continued)

Citigroup, Inc.	6.250	06-29-17	NZD 8,565,000	$7,420,695

Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	12,670,000	12,543,300

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	12,410,000	12,254,875

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	14,730,000	13,477,950

First Niagara Financial Group, Inc.	7.250	12-15-21	14,175,000	16,611,838

First Tennessee Bank NA	5.050	01-15-15	508,000	525,244

International Finance Corp.	3.875	02-26-18	NZD 12,705,000	10,393,341

JPMorgan Chase & Company	4.250	11-02-18	NZD 11,405,000	9,168,679

National Australia Bank, Ltd.	6.000	02-15-17	AUD 5,795,000	5,510,901

Northgroup Preferred Capital Corp.
(6.378% to 10-15-17 then 3 month
LIBOR + 1.173%) (Q)(S)	6.378	10-15-17	3,345,000	3,378,450

PNC Financial Services Group, Inc. (P)(Q)	4.454	04-07-14	4,140,000	4,144,140

Regions Bank	6.450	06-26-37	1,250,000	1,383,554

Regions Financial Corp.	7.375	12-10-37	3,970,000	4,532,077

Synovus Financial Corp.	5.125	06-15-17	10,985,000	11,479,325

Synovus Financial Corp.	7.875	02-15-19	5,005,000	5,680,675

The Royal Bank of Scotland PLC (P)	1.849	03-31-14	SGD 7,500,000	5,857,330

Westpac Banking Corp.	5.000	10-21-19	GBP 3,115,000	5,847,995

Westpac Banking Corp.	7.250	02-11-20	AUD 5,300,000	5,360,863

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	8,290,000	7,585,350

Capital Markets 0.2%

Hongkong Land Treasury Services (Singapore)
Pte, Ltd.	3.860	12-29-17	SGD 2,500,000	2,073,636

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 5,250,000	4,371,645

Consumer Finance 0.2%

Credit Acceptance Corp. (S)	6.125	02-15-21	7,165,000	7,433,688

Diversified Financial Services 4.8%

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,724,847

Banco Santander Brasil SA (S)	8.000	03-18-16	BRL 7,060,000	2,770,103

Corporacion Andina de Fomento	3.750	01-15-16	2,210,000	2,309,163

European Investment Bank	4.250	02-04-15	NOK 70,100,000	11,933,398

European Investment Bank	5.375	05-20-14	AUD 13,665,000	12,261,244

European Investment Bank (S)	6.000	01-25-16	BRL 12,000,000	4,792,323

European Investment Bank	6.500	09-10-14	NZD 3,920,000	3,332,372

Forethought Financial Group, Inc. (S)	8.625	04-15-21	3,000,000	3,402,852

General Electric Capital Australia Funding
Pty, Ltd.	5.750	02-17-17	AUD 1,235,000	1,160,029

General Electric Capital Australia Funding
Pty, Ltd.	7.000	10-08-15	AUD 5,660,000	5,343,458

General Electric Capital Corp.	4.250	01-17-18	NZD 5,515,000	4,515,802

General Electric Capital Corp.	4.875	04-05-16	SEK 41,000,000	6,821,629

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	12,650,000	14,357,750

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 14,055,000	12,113,680

14	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Diversified Financial Services (continued)

Gruposura Finance (S)	5.700	05-18-21	3,775,000	$3,930,719

Inter-American Development Bank	3.750	10-09-18	AUD 8,825,000	7,881,199

Inter-American Development Bank	5.375	05-27-14	AUD 12,537,000	11,254,836

Intercorp Retail Trust (S)	8.875	11-14-18	3,010,000	3,175,550

International Bank for Reconstruction
& Development	2.125	05-29-17	NOK 31,200,000	5,216,253

International Bank for Reconstruction
& Development	3.750	01-23-19	AUD 8,355,000	7,433,170

International Bank for Reconstruction
& Development	4.500	08-16-16	NZD 16,555,000	13,995,012

International Bank for Reconstruction
& Development	5.375	12-15-14	NZD 7,930,000	6,741,931

KFW	4.000	12-15-14	NOK 39,250,000	6,647,388

KFW	5.750	05-13-15	AUD 15,350,000	14,180,187

KFW	6.000	01-19-16	AUD 10,200,000	9,614,962

KFW	6.000	08-20-20	AUD 18,700,000	18,321,774

Nationstar Mortgage LLC	7.875	10-01-20	1,920,000	1,944,000

Nationstar Mortgage LLC	9.625	05-01-19	8,127,000	9,000,653

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,415,000	2,626,313

Insurance 1.4%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	32,505,000	41,859,939

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	7,251,000	7,051,598

MetLife, Inc.	6.400	12-15-36	5,295,000	5,522,685

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,630,000	5,855,200

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	1,095,000	1,166,175

Real Estate Investment Trusts 0.3%

Corrections Corp. of America	4.125	04-01-20	7,610,000	7,438,775

DDR Corp.	4.625	07-15-22	730,000	766,253

Host Hotels & Resorts LP	5.250	03-15-22	4,975,000	5,403,019

Real Estate Management & Development 0.4%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 7,750,000	6,440,555

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,190,000	1,306,025

Realogy Group LLC (S)	7.625	01-15-20	585,000	656,663

Realogy Group LLC (S)	7.875	02-15-19	3,055,000	3,314,675

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	3,164,175

Health Care 3.8%			162,234,569

Biotechnology 0.0%

Grifols, Inc.	8.250	02-01-18	1,390,000	1,487,300

Health Care Providers & Services 2.4%

Community Health Systems, Inc. (S)	6.875	02-01-22	12,880,000	13,701,100

Community Health Systems, Inc.	7.125	07-15-20	2,170,000	2,370,725

Community Health Systems, Inc.	8.000	11-15-19	7,040,000	7,821,440

HCA Holdings, Inc.	6.250	02-15-21	15,513,000	16,909,170

HCA, Inc.	7.500	02-15-22	13,685,000	15,874,600

HCA, Inc.	8.000	10-01-18	1,600,000	1,908,000

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Health Care Providers & Services (continued)

HCA, Inc.	8.500	04-15-19	4,475,000	$4,698,750

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	14,475,000	15,144,469

Tenet Healthcare Corp.	4.375	10-01-21	17,886,000	17,662,425

WellCare Health Plans, Inc.	5.750	11-15-20	5,171,000	5,390,768

Pharmaceuticals 1.4%

AbbVie, Inc.	4.400	11-06-42	5,090,000	5,004,315

Endo Finance Company (S)	5.750	01-15-22	6,925,000	7,150,063

Endo International PLC	7.250	01-15-22	3,945,000	4,314,844

Forest Laboratories, Inc. (S)	4.875	02-15-21	15,790,000	16,895,300

Forest Laboratories, Inc. (S)	5.000	12-15-21	16,600,000	17,762,000

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	240,000	261,900

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	6,910,000	7,877,400

Industrials 2.9%			123,974,151

Aerospace & Defense 0.2%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	10,025,000	10,701,688

Airlines 0.6%

Air Canada (S)	6.750	10-01-19	2,830,000	3,028,100

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	1,320,915	1,532,262

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	2,033,138	2,376,332

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,875,000	6,176,094

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,761,825

UAL 2009-1 Pass Through Trust	10.400	11-01-16	518,049	584,618

UAL 2009-2A Pass Through Trust	9.750	01-15-17	940,526	1,081,605

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	1,959,348	2,174,876

US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	6,219,487	6,965,826

Building Products 0.2%

Nortek, Inc.	8.500	04-15-21	1,740,000	1,948,800

Nortek, Inc.	10.000	12-01-18	4,160,000	4,586,400

Voto-Votorantim Overseas Trading Operations
V, Ltd. (S)	6.625	09-25-19	330,000	366,300

Commercial Services & Supplies 0.3%

Covanta Holding Corp.	7.250	12-01-20	7,365,000	8,027,850

Garda World Security Corp. (S)	7.250	11-15-21	3,305,000	3,503,300

Iron Mountain, Inc.	5.750	08-15-24	370,000	360,750

Construction & Engineering 0.3%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,010,000	2,057,738

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	7,150,000	7,328,750

Tutor Perini Corp.	7.625	11-01-18	4,425,000	4,718,156

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	2,550,000	2,671,125

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,480,000	4,368,000

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	8,405,000	8,405,000

Smiths Group PLC (S)	7.200	05-15-19	190,000	225,194

Tenedora Nemak SA de CV (S)	5.500	02-28-23	3,130,000	3,114,350

16	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Machinery 0.0%

Volvo Treasury AB (S)	5.950	04-01-15	1,215,000	$1,280,124

Marine 0.8%

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	8,760,000	9,154,200

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	19,460,000	20,189,750

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,740,000	2,815,350

Navios South American Logistics, Inc.	9.250	04-15-19	1,120,000	1,201,200

Trading Companies & Distributors 0.0%

Aircastle, Ltd.	6.750	04-15-17	555,000	620,213

Aircastle, Ltd.	7.625	04-15-20	570,000	648,375

Information Technology 1.0%			42,222,031

Communications Equipment 0.0%

Hughes Satellite Systems Corp.	7.625	06-15-21	475,000	536,750

Internet Software & Services 0.1%

j2 Global, Inc.	8.000	08-01-20	1,790,000	1,946,625

Zayo Group LLC	8.125	01-01-20	2,575,000	2,838,938

IT Services 0.4%

Brightstar Corp. (S)	9.500	12-01-16	6,265,000	6,860,175

IBM Corp.	2.750	12-21-20	GBP 5,515,000	9,179,830

Semiconductors & Semiconductor Equipment 0.3%

Micron Technology, Inc. (S)	5.875	02-15-22	11,420,000	11,933,900

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,409,813

Technology Hardware, Storage & Peripherals 0.1%

Seagate HDD Cayman	7.000	11-01-21	4,925,000	5,516,000

Materials 3.2%			139,537,835

Chemicals 0.2%

PetroLogistics LP	6.250	04-01-20	1,325,000	1,344,875

TPC Group, Inc. (S)	8.750	12-15-20	8,650,000	9,342,000

Construction Materials 0.3%

Cemex Finance LLC (S)	9.375	10-12-22	2,720,000	3,117,120

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	2,505,000	2,570,756

Votorantim Cimentos SA (S)	7.250	04-05-41	7,010,000	6,799,700

Vulcan Materials Company	7.500	06-15-21	1,215,000	1,418,513

Containers & Packaging 1.2%

AEP Industries, Inc.	8.250	04-15-19	4,330,000	4,611,450

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	9,385,000	10,030,219

Ball Corp.	4.000	11-15-23	14,085,000	13,503,994

Ball Corp.	6.750	09-15-20	12,765,000	13,850,025

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,234,625

Sealed Air Corp. (S)	6.500	12-01-20	2,400,000	2,655,000

Metals & Mining 1.3%

APERAM (S)	7.750	04-01-18	1,690,000	1,782,950

ArcelorMittal	7.250	03-01-41	9,390,000	9,554,325

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	529,125

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,375,000	2,006,875

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	4,068,000	4,017,150

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Metals & Mining (continued)

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,165,000	$14,284,025

HudBay Minerals, Inc.	9.500	10-01-20	5,235,000	5,549,100

New Gold, Inc. (S)	6.250	11-15-22	2,755,000	2,755,000

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	2,595,000	3,292,232

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	2,019,548

SunCoke Energy, Inc.	7.625	08-01-19	5,085,000	5,466,375

Vale Overseas, Ltd.	4.625	09-15-20	2,805,000	2,947,578

Paper & Forest Products 0.2%

Mercer International, Inc.	9.500	12-01-17	2,795,000	3,046,550

Sappi Papier Holding GmbH (S)	7.500	06-15-32	6,715,000	5,405,575

Sappi Papier Holding GmbH (S)	7.750	07-15-17	1,565,000	1,737,150

Sappi Papier Holding GmbH (S)	8.375	06-15-19	600,000	666,000

Telecommunication Services 2.7%			115,405,417

Diversified Telecommunication Services 1.8%

American Tower Corp.	4.700	03-15-22	3,195,000	3,339,491

American Tower Corp.	7.000	10-15-17	5,072,000	5,948,046

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,336,553

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,154,725

Frontier Communications Corp.	7.125	01-15-23	10,420,000	10,914,950

Frontier Communications Corp.	9.250	07-01-21	1,815,000	2,146,238

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	3,444,188

Satelites Mexicanos SA de CV	9.500	05-15-17	3,653,000	3,899,578

SingTel Group Treasury Pte, Ltd.	3.488	04-08-20	SGD 1,000,000	821,783

T-Mobile USA, Inc.	6.125	01-15-22	16,135,000	17,042,594

T-Mobile USA, Inc.	6.250	04-01-21	5,882,000	6,271,683

T-Mobile USA, Inc.	6.625	04-01-23	3,450,000	3,708,750

T-Mobile USA, Inc.	6.836	04-28-23	3,940,000	4,255,200

Verizon Communications, Inc. (P)	1.993	09-14-18	4,995,000	5,236,199

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,635,000	1,720,838

Wireless Telecommunication Services 0.9%

ENTEL Chile SA (S)	4.875	10-30-24	14,460,000	14,423,778

Millicom International Cellular SA (S)	6.625	10-15-21	7,870,000	8,204,475

SBA Telecommunications, Inc.	5.750	07-15-20	3,495,000	3,678,488

SBA Tower Trust (S)	5.101	04-17-17	4,191,000	4,537,047

SoftBank Corp. (S)	4.500	04-15-20	7,070,000	7,114,188

Sprint Communications, Inc. (S)	9.000	11-15-18	985,000	1,206,625

Utilities 1.5%			66,451,626

Electric Utilities 0.1%

Appalachian Power Company	5.000	06-01-17	900,000	984,368

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,365,000	4,046,413

Gas Utilities 0.0%

Southern Gas Networks PLC	4.875	12-21-20	GBP 805,000	1,479,787

Independent Power and Renewable Electricity Producers 1.0%

AES Corp.	4.875	05-15-23	13,345,000	12,944,650

Calpine Corp. (S)	6.000	01-15-22	5,920,000	6,275,200

Dynegy, Inc. (S)	5.875	06-01-23	9,745,000	9,550,100

18	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Independent Power and Renewable Electricity Producers (continued)

NRG Energy, Inc. (S)	6.250	07-15-22	5,610,000	$5,834,400

NRG Energy, Inc.	6.625	03-15-23	10,250,000	10,813,750

Multi-Utilities 0.3%

NiSource Finance Corp.	4.800	02-15-44	3,930,000	3,770,359

NiSource Finance Corp.	5.650	02-01-45	7,190,000	7,698,649

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,000,000	3,053,950

Foreign Government Obligations 22.9%			$988,602,870

(Cost $1,018,047,901)

Australia 1.9%			83,699,043

New South Wales Treasury Corp.	6.000	05-01-20	AUD 37,015,000	36,828,544

Queensland Treasury Corp.	6.000	10-21-15	AUD 27,105,000	25,419,350

Queensland Treasury Corp.	6.000	04-21-16	AUD 22,608,000	21,451,149

Bermuda 0.3%			14,007,757

Government of Bermuda (S)	4.854	02-06-24	13,960,000	14,007,757

Brazil 1.2%			50,540,164

Federative Republic of Brazil	10.000	01-01-21	BRL 38,265,000	14,785,035

Federative Republic of Brazil	10.000	01-01-23	BRL 28,750,000	10,864,968

Federative Republic of Brazil	10.250	01-10-28	BRL 24,952,000	10,748,063

Federative Republic of Brazil	12.500	01-05-16	BRL 31,915,000	14,142,098

Canada 1.0%			44,756,024

Export Development Canada	3.250	08-08-17	AUD 6,135,000	5,455,689

Government of Canada	2.750	09-01-16	CAD 3,000,000	2,820,374

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 3,815,000	3,853,863

Province of Ontario	1.650	09-27-19	7,065,000	6,898,796

Province of Ontario	3.150	12-15-17	4,115,000	4,396,589

Province of Ontario	6.250	06-16-15	NZD 12,870,000	11,096,985

Province of Ontario	6.250	09-29-20	AUD 5,965,000	5,820,713

Province of Quebec	6.750	11-09-15	NZD 5,060,000	4,413,015

Chile 0.0%				1,876,200

Republic of Chile	3.875	08-05-20	1,770,000	1,876,200

Indonesia 0.0%				1,501,500

Republic of Indonesia (S)	5.875	03-13-20	1,365,000	1,501,500

Malaysia 1.9%			80,507,081

Government of Malaysia	3.741	02-27-15	MYR 105,000,000	32,262,384

Government of Malaysia	3.835	08-12-15	MYR 69,750,000	21,512,931

Government of Malaysia	4.262	09-15-16	MYR 85,650,000	26,731,766

Mexico 2.3%			98,083,636

Government of Mexico	5.000	06-15-17	MXN 233,003,100	17,861,893

Government of Mexico	6.000	06-18-15	MXN 160,075,000	12,400,657

Government of Mexico	7.750	05-29-31	MXN 632,061,500	50,758,103

Government of Mexico	8.000	12-07-23	MXN 198,247,500	16,814,698

Government of Mexico	9.500	12-18-14	MXN 3,150,000	248,285

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value

New Zealand 2.7%			$114,752,862

Dominion of New Zealand	5.000	03-15-19	NZD 27,600,000	24,132,772

Dominion of New Zealand	6.000	04-15-15	NZD 14,495,000	12,523,507

Dominion of New Zealand	6.000	12-15-17	NZD 59,260,000	53,399,423

Dominion of New Zealand	6.000	05-15-21	NZD 26,800,000	24,697,160

Norway 1.4%			59,441,253

Government of Norway	4.500	05-22-19	NOK 191,128,000	35,340,529

Government of Norway	5.000	05-15-15	NOK 138,862,000	24,100,724

Peru 0.0%				2,008,125

Republic of Peru	7.350	07-21-25	1,575,000	2,008,125

Philippines 1.9%			83,956,502

Republic of Philippines	4.950	01-15-21	PHP 659,000,000	15,059,482

Republic of Philippines	5.875	12-16-20	PHP 321,278,240	8,056,767

Republic of Philippines	6.250	01-14-36	PHP 895,000,000	19,851,014

Republic of Philippines	6.500	04-28-21	PHP 792,600,000	20,331,686

Republic of Philippines	7.375	03-03-21	PHP 313,800,000	8,518,473

Republic of Philippines	8.125	12-16-35	PHP 419,020,160	12,139,080

Singapore 2.1%			89,388,539

Republic of Singapore	2.375	04-01-17	SGD 36,300,000	30,172,712

Republic of Singapore	2.500	06-01-19	SGD 10,700,000	8,904,031

Republic of Singapore	2.875	07-01-15	SGD 27,350,000	22,314,549

Republic of Singapore	3.250	09-01-20	SGD 32,710,000	27,997,247

South Korea 2.3%			97,093,501

Korea Development Bank	4.375	08-10-15	485,000	509,745

Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW 654,810,000	532,642

Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW 654,810,000	543,050

Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW 654,810,000	562,318

Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW 654,810,000	552,965

Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW 654,810,000	571,330

Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW 654,810,000	580,046

Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW 654,810,000	588,831

Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW 654,810,000	597,151

Korea Treasury Bond Coupon Strips	3.347	09-10-14	KRW 654,810,000	605,211

Korea Treasury Bond Coupon Strips	3.356	03-10-14	KRW 654,810,000	613,186

Korea Treasury Bond Principal Strips, PO	3.286	09-10-18	KRW 22,776,000,000	18,526,692

Republic of Korea	3.250	06-10-15	KRW 19,800,000,000	18,675,156

Republic of Korea	3.500	06-10-14	KRW 5,150,000,000	4,835,447

Republic of Korea	3.500	03-10-17	KRW 32,200,000,000	30,679,225

Republic of Korea	4.000	03-10-16	KRW 18,900,000,000	18,120,506

Sweden 2.0%			84,238,621

Kingdom of Sweden	3.750	08-12-17	SEK 162,735,000	27,551,230

Kingdom of Sweden	4.500	08-12-15	SEK 150,095,000	24,678,538

Kingdom of Sweden	5.000	12-01-20	SEK 134,390,000	25,151,208

Svensk Exportkredit AB	7.625	06-30-14	NZD 8,075,000	6,857,645

Thailand 1.9%			82,752,062

Bank of Thailand	3.200	10-22-14	THB 1,036,250,000	31,951,470

Kingdom of Thailand	3.250	06-16-17	THB 1,630,000,000	50,800,592

20	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Capital Preferred Securities 2.4%			$104,912,626

(Cost $104,920,346)

Financials 2.4%			104,912,626

Banks 1.7%

Cullen/Frost Capital Trust II (P)	1.786	03-01-34	3,479,000	2,999,255

First Tennessee Capital II	6.300	04-15-34	2,879,000	2,799,828

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	10,258,000	10,578,563

M&T Capital Trust III	9.250	02-01-27	480,000	487,865

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	7,370,000	7,895,113

SunTrust Preferred Capital I (P)(Q)	4.000	04-07-14	9,340,000	7,145,100

USB Capital IX (P)(Q)	3.500	04-07-14	18,244,000	14,777,640

Wachovia Capital Trust III (P)(Q)	5.570	04-07-14	27,585,000	26,688,488

Diversified Financial Services 0.7%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	03-24-14	19,065,000	14,775,375

Baggot Securities, Ltd. (Q)(S)	10.240	02-21-15	EUR 6,250,000	9,306,244

JPMorgan Chase Capital XXIII (P)	1.236	05-15-47	10,046,000	7,459,155

Convertible Bonds 2.1%			$91,074,092

(Cost $78,643,775)

Consumer Discretionary 0.5%			24,017,095

Household Durables 0.1%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	5,032,813

Internet & Catalog Retail 0.1%

Liberty Interactive LLC (S)	0.750	03-30-43	3,700,000	4,680,500

Media 0.3%

Liberty Media Corp. (S)	1.375	10-15-23	3,300,000	3,209,250

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,549,000	11,094,532

Financials 0.7%			28,908,443

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,865,063

Real Estate Investment Trusts 0.5%

Colony Financial, Inc.	5.000	04-15-23	5,770,000	6,127,019

Dundee International	5.500	07-31-18	CAD 1,095,000	1,006,198

Redwood Trust, Inc.	4.625	04-15-18	885,000	932,016

Starwood Property Trust, Inc.	4.000	01-15-19	8,650,000	9,936,688

Transglobe Apartment (S)	5.400	09-30-18	CAD 1,370,000	1,315,809

Thrifts & Mortgage Finance 0.1%

MGIC Investment Corp.	2.000	04-01-20	3,895,000	5,725,650

Health Care 0.3%			13,825,954

Health Care Equipment & Supplies 0.0%

Teleflex, Inc.	3.875	08-01-17	690,000	1,168,688

Health Care Providers & Services 0.3%

WellPoint, Inc.	2.750	10-15-42	9,294,000	12,657,266

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 0.2%			$7,959,047

Trading Companies & Distributors 0.2%

Air Lease Corp.	3.875	12-01-18	5,295,000	7,959,047

Information Technology 0.4%			16,363,553

Internet Software & Services 0.2%

Equinix, Inc.	3.000	10-15-14	5,175,000	8,784,563

Semiconductors & Semiconductor Equipment 0.2%

Intel Corp.	3.250	08-01-39	4,535,000	6,125,084

Software 0.0%

Electronic Arts, Inc.	0.750	07-15-16	1,250,000	1,453,906

Municipal Bonds 0.0%				$486,864

(Cost $484,800)

California 0.0%				486,864

City of Long Beach (California)	7.282	11-01-30	480,000	486,864

Term Loans (M) 12.5%			$538,238,754

(Cost $535,848,987)

Consumer Discretionary 2.4%			100,999,262

Automobiles 0.2%

Chrysler Group LLC	3.250	12-31-18	9,255,000	9,220,294

Diversified Consumer Services 0.1%

Pacific Industrial Services BidCo Pty, Ltd.	5.000	10-02-18	2,548,613	2,582,593

Hotels, Restaurants & Leisure 0.5%

CCM Merger, Inc.	5.000	03-01-17	810,563	813,603

Hilton Worldwide Finance LLC	3.750	10-26-20	9,150,000	9,178,548

La Quinta Intermediate Holdings LLC (T)	TBD	02-19-21	8,965,000	8,987,413

Travelport LLC	6.250	06-26-19	2,101,584	2,150,183

Media 0.9%

Clear Channel Communications, Inc.	3.810	01-29-16	195,938	192,509

Clear Channel Communications, Inc.	6.905	01-30-19	11,630,802	11,410,643

Clear Channel Communications, Inc.	7.655	07-30-19	3,618,449	3,609,403

Mood Media Corp.	7.000	05-07-18	1,048,270	1,055,695

RentPath, Inc.	6.250	05-29-20	11,840,500	11,514,886

Univision Communications, Inc.	4.000	03-01-20	4,248,573	4,259,195

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	8,910,000	8,897,268

Multiline Retail 0.4%

Hudson’s Bay Company	4.750	11-04-20	15,609,375	15,840,269

Specialty Retail 0.2%

J Crew Group, Inc. (T)	TBD	02-20-21	8,425,000	8,382,875

Textiles, Apparel & Luxury Goods 0.1%

Burlington Coat Factory Warehouse Corp.	4.250	02-23-17	2,884,415	2,903,885

Consumer Staples 0.9%			38,887,693

Food & Staples Retailing 0.3%

Rite Aid Corp.	5.750	08-21-20	1,035,000	1,057,253

SUPERVALU, Inc.	4.500	03-21-19	11,576,811	11,622,296

22	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Food Products 0.2%

Del Monte Foods Company	3.500	02-12-20	6,934,368	$6,940,145

HJ Heinz Company	3.500	06-05-20	3,553,210	3,577,620

Household Products 0.4%

The Sun Products Corp.	5.500	03-23-20	16,429,716	15,690,379

Energy 0.5%			22,657,497

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	5.000	10-25-17	7,224,007	7,253,358

Oil, Gas & Consumable Fuels 0.3%

Arch Coal, Inc.	6.250	05-16-18	9,169,795	9,033,889

Fieldwood Energy LLC	8.375	09-30-20	6,140,000	6,370,250

Financials 2.4%			102,975,742

Capital Markets 0.4%

Walter Investment Management Corp.	4.750	12-11-20	18,569,474	18,505,651

Diversified Financial Services 1.2%

Carestream Health, Inc.	5.000	06-07-19	27,046,870	27,326,995

Carestream Health, Inc.	9.500	12-07-19	14,840,000	15,149,162

Ocwen Loan Servicing LLC	5.000	02-15-18	6,940,237	6,987,867

Springleaf Financial Funding Company	4.750	09-25-19	1,727,588	1,751,342

Insurance 0.4%

HUB International, Ltd.	4.750	10-02-20	17,989,913	18,160,817

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	10-16-17	15,065,660	15,093,908

Health Care 1.3%			56,749,375

Health Care Equipment & Supplies 0.2%

Biomet, Inc.	3.661	07-25-17	4,170,110	4,175,322

Brand Energy & Infrastructure Services, Inc.	4.750	11-26-20	3,987,646	4,000,108

Health Care Providers & Services 0.4%

Catalent Pharma Solutions, Inc.	3.655	09-15-16	2,659,777	2,668,089

Catalent Pharma Solutions, Inc.	4.250	09-15-17	5,472,857	5,498,798

National Mentor Holdings, Inc. (T)	TBD	01-27-21	2,259,133	2,270,429

Opal Acquisition, Inc.	5.000	11-27-20	10,310,000	10,355,106

Life Sciences Tools & Services 0.1%

Patheon, Inc.	7.250	12-06-18	2,300,177	2,298,261

Pharmaceuticals 0.6%

Endo Health Solutions, Inc. (T)	TBD	11-05-20	5,965,000	5,955,683

Endo Luxembourg Finance I Company Sarl (T)	TBD	12-13-18	4,140,000	4,136,108

Salix Pharmaceuticals, Ltd.	4.250	01-02-20	7,490,000	7,557,095

Valeant Pharmaceuticals International, Inc.	3.750	08-05-20	7,799,558	7,834,376

Industrials 1.4%			61,716,668

Airlines 0.3%

Delta Air Lines, Inc.	3.500	04-20-17	4,875,733	4,897,064

US Airways, Inc.	3.500	05-23-19	6,990,000	6,991,454

Commercial Services & Supplies 0.4%

ARAMARK Corp. (T)	TBD	02-21-21	20,190,000	20,126,906

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value

Hotels, Restaurants & Leisure 0.3%

Four Seasons Holdings, Inc.	3.500	06-27-20	14,957,513	$15,004,255

Road & Rail 0.1%

Swift Transportation Company LLC	4.000	12-21-17	2,326,047	2,344,074

Trading Companies & Distributors 0.3%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	12,349,050	12,352,915

Information Technology 1.4%			61,589,789

Communications Equipment 0.3%

Alcatel-Lucent USA, Inc.	4.500	01-30-19	14,921,399	15,058,184

Electronic Equipment, Instruments & Components 0.6%

Dell International LLC	4.500	04-29-20	26,358,938	26,282,048

Software 0.5%

Aspect Software, Inc.	7.000	05-06-16	1,531,742	1,533,656

BMC Software Finance, Inc.	5.000	09-10-20	12,060,000	12,090,150

First Data Corp.	4.156	03-23-18	3,478,092	3,484,923

First Data Corp.	4.156	09-24-18	1,245,000	1,247,334

First Data Corp.	4.156	03-24-21	1,892,705	1,893,494

Materials 1.0%			41,008,685

Chemicals 0.2%

US Coatings Acquisition, Inc.	4.750	02-01-20	9,945,260	10,011,148

Construction Materials 0.3%

Apex Tool Group LLC	4.500	01-31-20	8,842,894	8,741,200

Doncasters Group, Ltd.	5.500	04-09-20	4,456,698	4,499,407

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-07-20	8,673,833	8,624,271

Consolidated Container Company LLC	5.000	07-03-19	2,686,000	2,704,466

Metals & Mining 0.2%

FMG Resources August 2006 Pty, Ltd.	4.250	06-28-19	6,368,489	6,428,193

Telecommunication Services 0.7%			29,845,424

Diversified Telecommunication Services 0.5%

Crown Castle Operating Company	3.250	01-31-19	8,865,431	8,871,584

Crown Castle Operating Company	3.250	01-31-21	13,805,000	13,806,726

Wireless Telecommunication Services 0.2%

nTelos, Inc.	5.750	11-08-19	7,173,090	7,167,114

Utilities 0.5%			21,808,619

Electric Utilities 0.4%

La Frontera Generation LLC	4.500	09-30-20	17,884,166	17,906,521

Independent Power and Renewable Electricity Producers 0.1%

Dynegy, Inc.	4.000	04-23-20	3,889,596	3,902,098

24	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value

Collateralized Mortgage Obligations 5.8%			$252,498,631

(Cost $247,690,301)

Commercial & Residential 5.3%			229,711,023

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.646	04-25-35	3,303,372	3,276,538

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.041	12-25-46	30,809,981	2,009,895

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,138,142

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.772	05-10-45	3,540,000	3,900,843
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,494,073

Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.464	04-20-35	11,355,403	10,720,761

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.696	01-25-35	3,571,913	3,597,116
Series 2005-2, Class A1 (P)	2.560	03-25-35	2,346,639	2,396,941

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.856	01-25-35	3,086,071	2,966,946
Series 2004-13, Class A1 (P)	0.896	11-25-34	5,530,174	5,484,179
Series 2004-8, Class 1A (P)	0.856	09-25-34	1,128,841	1,090,048
Series 2005-7, Class 11A1 (P)	0.696	08-25-35	2,485,552	2,234,397

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.706	02-25-37	1,959,722	1,948,280

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12-10-49	3,930,000	4,444,645
Series 2014-TWC, Class D (P)(S)	2.404	02-13-32	8,060,000	8,060,572

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.041	09-19-44	22,294,968	1,149,928
Series 2005-AR2, Class X2 IO	2.948	03-19-45	34,302,441	2,679,576

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12-05-19	1,145,694	1,178,894

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.820	07-10-38	5,674,000	6,216,571

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P)(S)	3.757	11-08-29	7,310,000	7,352,420

GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.769	05-25-34	6,870,586	6,860,541
Series 2005-AR6, Class 3A1 (P)	2.620	09-25-35	3,653,082	3,643,609

HarborView Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.402	06-19-34	4,720,097	4,731,397
Series 2004-7, Class 4A (P)	2.665	11-19-34	5,931,304	5,998,518
Series 2005-2, Class IX IO	2.210	05-19-35	13,251,835	756,890
Series 2005-9, Class 2A1A (P)	0.494	06-20-35	3,922,009	3,680,601
Series 2005-9, Class 2A1C (P)	0.604	06-20-35	2,746,664	2,546,674
Series 2005-8, Class 1X IO	2.159	09-19-35	5,174,089	343,482
Series 2007-3, Class ES IO (S)	0.350	05-19-47	12,282,702	130,504
Series 2007-4, Class ES IO	0.350	07-19-47	13,046,652	130,467
Series 2007-6, Class ES IO (S)	0.342	08-19-37	10,185,044	108,216

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.908	11-05-30	5,735,000	5,749,446

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.092	10-25-36	17,730,817	1,289,357
Series 2005-AR18, Class 2X IO	1.738	10-25-36	17,669,052	677,159

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.280	12-15-44	4,175,000	$4,489,503
Series 2006-LDP7, Class AM (P)	5.873	04-15-45	8,081,000	8,920,196
Series 2007-CB18, Class A4	5.440	06-12-47	4,160,000	4,582,136

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,618,575

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12-25-34	2,395,087	2,418,892
Series 2005-A2, Class A2 (P)	2.485	02-25-35	3,448,435	3,482,475
Series 2006-3, Class 2A1 (P)	2.335	10-25-36	2,163,745	2,090,946
Series 2007-1, Class 2A1 (P)	2.561	01-25-37	10,674,481	10,733,297

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.308	01-12-44	5,425,000	5,826,450

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,888,655	3,146,762

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,343,830

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.463	10-25-34	1,790,272	1,758,001
Series 2004-9, Class 1A (P)	5.654	11-25-34	2,377,860	2,364,648

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.466	11-25-35	3,531,768	3,232,634

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.482	12-25-33	3,779,168	3,756,977

WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.446	12-25-45	5,217,235	4,796,486
Series 2005-AR2, Class 2A1B (P)	0.526	01-25-45	6,363,441	5,765,698
Series 2005-AR2, Class 2A2B (P)	0.536	01-25-45	4,421,341	4,006,027
Series 2005-AR6, Class 2A1A (P)	0.386	04-25-45	9,739,260	9,090,265
Series 2005-AR8, Class 2AB2 (P)	0.576	07-25-45	4,887,492	4,560,255
Series 2005-AR8, Class 2AB3 (P)	0.516	07-25-45	3,531,607	3,277,279

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	7,406,403	6,122,355

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	4,247,862	4,339,710

U.S. Government Agency 0.5%			22,787,608

Federal Home Loan Mortgage Corp.
Series 291, Class IO	3.500	11-15-32	13,918,295	2,665,017
Series 292, Class IO	3.500	11-15-27	9,943,999	1,485,196
Series 296, Class IO	3.000	12-15-27	7,531,426	1,055,606
Series 304, Class C42 IO	4.000	12-15-27	16,687,834	2,160,860
Series 4077, Class IK IO	5.000	07-15-42	11,649,814	2,387,869
Series K705, Class X1 IO	1.754	09-25-18	23,163,092	1,616,737

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	13,342,553	2,415,739
Series 2013-39, Class KI IO	4.000	05-25-28	22,752,358	3,030,182
Series 402, Class 3 IO	4.000	11-25-39	1,116,743	198,289
Series 402, Class 4 IO	4.000	10-25-39	1,728,155	368,726
Series 402, Class 7 IO	4.500	11-25-39	2,533,938	546,994
Series 406, Class 3 IO	4.000	01-25-41	5,898,999	1,075,237
Series 407, Class 4 IO	4.500	03-25-41	9,335,034	1,819,663
Series 407, Class 7 IO	5.000	03-25-41	6,622,675	1,345,556
Series 407, Class 8 IO	5.000	03-25-41	3,282,159	615,937

26	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities 1.0%			$43,132,077

(Cost $41,544,623)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	22,088,675	22,436,483

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	14,113,500	15,201,905

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.656	06-25-33	2,038,884	1,912,969

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,344,861	3,580,720

			Shares	Value

Common Stocks 1.9%			$81,223,327

(Cost $67,727,033)

Consumer Discretionary 0.3%			10,869,895

Auto Components 0.3%

Lear Corp.			1,146	93,055

TRW Automotive Holdings Corp.			130,914	10,776,840

Media 0.0%

Vertis Holdings, Inc. (I)			110,794	0

Financials 1.6%			70,314,025

Banks 1.1%

PNC Financial Services Group, Inc.			144,725	11,835,611

SunTrust Banks, Inc.			328,570	12,380,518

Talmer Bancorp, Inc. (I)			721,216	9,086,411

Talmer Bancorp, Inc., Class A (I)			110,000	1,385,861

U.S. Bancorp			301,525	12,404,739

Consumer Finance 0.3%

Capital One Financial Corp.			168,445	12,368,916

Insurance 0.2%

MetLife, Inc.			205,012	10,387,958

Real Estate Investment Trusts 0.0%

Dundee International			55,606	464,011

Materials 0.0%				39,407

Chemicals 0.0%

LyondellBasell Industries NV, Class A			33	2,907

Containers & Packaging 0.0%

Rock-Tenn Company, Class A			327	36,500

Preferred Securities 6.5%			$281,258,358

(Cost $271,490,760)

Consumer Discretionary 0.0%				324,927

Auto Components 0.0%

The Goodyear Tire & Rubber Company,
5.875%			1,750	129,955

Household Durables 0.0%

Beazer Homes USA, Inc., 7.500%			5,550	194,972

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	27

	Shares	Value

Financials 4.3%	$186,776,856

Banks 2.7%

First Niagara Financial Group, Inc. (8.6250% to
12-15-17, then 3 month LIBOR + 7.3270%)	173,250	4,894,313

First Tennessee Bank NA, 3.750% (S)	17,017	11,321,623

HSBC USA, Inc., 3.500%	354,999	7,217,130

Huntington Bancshares, Inc., 8.500%	10,050	12,763,500

M&T Bank Corp., Series A, 6.375%	11,955	11,895,225

Regions Financial Corp., 6.375%	366,170	8,733,155

SunTrust Banks, Inc., 4.000%	309,575	6,284,373

U.S. Bancorp, 3.500%	18,202	14,233,964

U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	425,675	11,761,400

United Community Banks, Inc., Series B,
9.000%	2,425	2,425,000

Wells Fargo & Company, 6.625%	185,473	4,963,257

Wells Fargo & Company, Series L, 7.500%	7,219	8,503,982

Wintrust Financial Corp., 5.000%	855	1,058,597

Zions Bancorporation, 6.950%	185,190	4,953,833

Zions Bancorporation, 7.900%	295,750	8,369,725

Capital Markets 0.1%

State Street Corp., 5.900%	164,960	4,189,984

Insurance 0.5%

Hartford Financial Services Group, Inc., 7.875%	333,100	9,843,105

MetLife, Inc., 5.000%	361,574	10,698,975

Real Estate Investment Trusts 0.8%

Health Care REIT, Inc., 6.500%	88,350	4,947,600

Weyerhaeuser Company, 6.375%	518,550	28,240,233

Thrifts & Mortgage Finance 0.2%

Flagstar Bancorp, Inc., 9.000%	8,933	9,477,882

Industrials 0.5%		21,802,382

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%	162,985	10,833,613

Airlines 0.0%

Continental Airlines Finance Trust II, 6.000%	40,023	1,984,893

Machinery 0.2%

Stanley Black & Decker, Inc., 6.250%	84,040	8,983,876

Materials 0.3%		12,178,023

Metals & Mining 0.3%

ArcelorMittal, 6.000%	165,650	3,906,027

Cliffs Natural Resources, Inc., 7.000%	418,200	8,271,996

Telecommunication Services 0.3%		12,383,178

Diversified Telecommunication Services 0.3%

Crown Castle International Corp., 4.500%	81,957	8,351,418

Intelsat SA, 5.750%	75,360	4,031,760

28	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

			Shares	Value

Utilities 1.1%			$47,792,992

Electric Utilities 0.4%

NextEra Energy, Inc., 5.799%			61,330	3,217,985

NextEra Energy, Inc., 5.889%			216,910	12,823,719

SCE Trust III, 5.750%			129,835	3,282,229

Multi-Utilities 0.7%

CenterPoint Energy, Inc., 3.719%			189,635	10,260,088

Dominion Resources, Inc., 6.000%			318,450	18,208,971

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$8,225

(Cost $50)

Consumer Discretionary 0.0%				8,225
Lear Corp., Series B (I)	8.750	12-01-16	940,000	8,225

			Shares	Value

Investment Companies 0.1%				$3,701,163

(Cost $5,096,897)

FII BTG Pactual Corporate Office Fund			68,748	3,701,163

Warrants 0.0%				$20,096

(Cost $0)

Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			128	20,096

			Notional par	Value

Purchased Options 0.2%				$8,381,468

(Cost $6,713,396)

Call Options 0.2%				6,598,878

Over the Counter on the GBP vs. CAD
(Expiration Date: 8-14-14; Strike Price:
GBP 1.95; Counterparty: Goldman Sachs & Company) (I)			41,470,000	548,952

Over the Counter on the USD vs. CAD
(Expiration Date: 6-13-14; Strike Price: $1.12;
Counterparty: Capital Institutional Services, Inc.) (I)			116,280,000	1,250,940

Over the Counter on the USD vs. CAD
(Expiration Date: 7-2-14; Strike Price: $1.10;
Counterparty: JPMorgan Securities, Inc.) (I)			169,290,000	3,874,202

Over the Counter on the USD vs. CAD
(Expiration Date: 8-5-14; Strike Price: $1.18;
Counterparty: Morgan Stanley Company, Inc.) (I)			123,605,000	427,550

Over the Counter on the USD vs. CAD
(Expiration Date: 9-3-15; Strike Price: $1.30;
Counterparty: Goldman Sachs & Company) (I)			89,190,000	497,234

Put Options 0.0%				1,782,590

Over the Counter on the EUR vs. CHF
(Expiration Date: 8-5-14; Strike Price:
EUR 1.20; Counterparty: Morgan Stanley Company, Inc.) (I)			247,215,000	1,782,590

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	29

	Par value	Value

Short-Term Investments 2.2%	$93,824,034

(Cost $93,824,034)

Repurchase Agreement 2.2%		93,824,034

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040%
to be repurchased at $88,862,296 on 3-3-14, collateralized by
$89,598,500 U.S. Treasury Notes, 0.250–1.000% due 9-30-15 to
3-31-17 (valued at $90,282,976, including interest)	88,862,000	88,862,000

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $143,034 on 3-3-14, collateralized by $155,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $146,400, including interest)	143,034	143,034

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $4,819,000 on 3-3-14, collateralized by $4,920,000 Federal Home Loan Discount Notes, 0.010% due
3-26-14 (valued at $4,917,540, including interest)	4,819,000	4,819,000

Total investments (Cost $4,190,291,644)† 98.9%	$4,270,110,359

Other assets and liabilities, net 1.1%	$45,687,529

Total net assets 100.0%	$4,315,797,888

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippine Peso
GBP	Pound Sterling	SEK	Swedish Krona
KRW	Korean Won	SGD	Singapore Dollar
MXN	Mexican Peso	THB	Thai Baht

IO Interest-Only Security— (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security— (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $673,686,214 or 15.6% of the fund’s net assets as of 2-28-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $4,211,265,623. Net unrealized appreciation aggregated $58,844,736, of which $166,121,564 related to appreciated investment securities and $107,276,828 related to depreciated investment securities.

30	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

The fund had the following country concentration as a percentage of net assets on 2-28-14:

United States	64.2%
Australia	3.1%
New Zealand	2.7%
Mexico	2.6%
Canada	2.6%
Singapore	2.5%
South Korea	2.2%
Philippines	2.2%
Sweden	2.1%
Thailand	1.9%
Other Countries	13.9%

Total	100.0%

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	31

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $4,190,291,644)	$4,270,110,359
Cash	34,621,472
Foreign currency, at value (Cost $16,018,492)	16,075,718
Cash held at broker for futures contracts	23,095,576
Receivable for investments sold	13,223,868
Receivable for fund shares sold	16,828,812
Receivable for forward foreign currency exchange contracts	10,866,390
Dividends and interest receivable	46,679,932
Receivable for futures variation margin	1,166,625
Receivable due from advisor	436
Other receivables and prepaid expenses	166,493

Total assets	4,432,835,681

Liabilities

Payable for investments purchased	88,801,150
Payable for forward foreign currency exchange contracts	14,765,764
Payable for fund shares repurchased	10,025,720
Written options, at value (premiums received $800,358)	1,500,164
Distributions payable	772,469
Payable to affiliates
Accounting and legal services fees	53,426
Transfer agent fees	596,965
Distribution and service fees	1,703
Trustees’ fees	3,238
Other liabilities and accrued expenses	517,194

Total liabilities	117,037,793

Net assets	$4,315,797,888

Net assets consist of

Paid-in capital	$4,263,213,904
Accumulated distributions in excess of net investment income	(4,247,585)
Accumulated net realized gain (loss) on investments, futures contracts,
options written and foreign currency transactions	(13,831,743)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and translation of assets and liabilities in
foreign currencies	70,663,312

Net assets	$4,315,797,888

32	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,222,494,247 ÷ 111,338,844 shares)[1]	$10.98
Class C ($446,679,948 ÷ 40,681,808 shares)	$10.98
Class I ($1,214,634,291 ÷ 110,609,495 shares)	$10.98
Class R2 ($5,857,854 ÷ 533,250 shares)	$10.99
Class R6 ($704,100 ÷ 64,129 shares)	$10.98
Class NAV ($1,425,427,448 ÷ 129,879,025 shares)	$10.98

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$11.44

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	33

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$93,402,849
Dividends	9,077,520
Less foreign taxes withheld	(366,870)

Total investment income	102,113,499

Expenses

Investment management fees	13,181,134
Distribution and service fees	3,989,565
Accounting and legal services fees	240,258
Transfer agent fees	1,811,192
Trustees’ fees	21,997
State registration fees	116,665
Printing and postage	81,820
Professional fees	64,831
Custodian fees	748,369
Registration and filing fees	37,538
Expense recapture	206,819
Other	34,764

Total expenses	20,534,952
Less expense reductions	(143,536)

Net expenses	20,391,416

Net investment income	81,722,083

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments[1]	(6,085,892)
Futures contracts	(14,158,563)
Written options	1,786,936
Foreign currency transactions	12,940,042

(5,517,477)
Change in net unrealized appreciation (depreciation) of
Investments	156,210,983
Futures contracts	(4,318,004)
Written options	(1,479,213)
Translation of assets and liabilities in foreign currencies	(12,308,506)

138,105,260

Net realized and unrealized gain	132,587,783

Increase in net assets from operations	$214,309,866

1 Net of India foreign taxes of $13,214.

34	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$81,722,083	$158,683,193
Net realized gain (loss)	(5,517,477)	109,165,170
Change in net unrealized appreciation (depreciation)	138,105,260	(168,017,438)

Increase in net assets resulting from operations	214,309,866	99,830,925

Distributions to shareholders
From net investment income
Class A	(28,066,029)	(48,827,687)
Class C	(8,692,864)	(14,211,876)
Class I	(27,588,747)	(44,677,615)
Class R2	(129,141)	(55,469)
Class R6	(15,750)	(12,997)
Class NAV	(35,304,929)	(66,875,691)
From net realized gain
Class A	(13,385,823)	—
Class C	(4,904,503)	—
Class I	(12,560,004)	—
Class R2	(65,897)	—
Class R6	(7,124)	—
Class NAV	(15,406,025)	—

Total distributions	(146,126,836)	(174,661,335)

From fund share transactions	199,399,684	921,195,824

Total increase	267,582,714	846,365,414

Net assets

Beginning of period	4,048,215,174	3,201,849,760

End of period	$4,315,797,888	$4,048,215,174

Undistributed (accumulated distributions in excess of) net
investment income	($4,247,585)	$13,827,792

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	35

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.75	$10.53	$10.25
Net investment income[3]	0.21	0.45	0.51	0.58	0.43
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	0.28	0.34	0.33
Total from investment operations	0.56	0.36	0.79	0.92	0.76
Less distributions
From net investment income	(0.26)	(0.50)	(0.60)	(0.70)	(0.48)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.38)	(0.50)	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.75	$10.53
Total return (%)[4,5]	5.24[6]	3.29	7.61	8.80	7.53[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,222	$1,213	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[7]	1.19	1.26	1.23	1.26[7]
Expenses including reductions	1.17[7]	1.17	1.17	1.17	1.17[7]
Net investment income	3.81[7]	4.05	4.82	5.28	6.33[7]
Portfolio turnover (%)	21	41	29	40	49[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

36	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74	$10.53	$10.25
Net investment income[3]	0.17	0.37	0.44	0.50	0.38
Net realized and unrealized gain (loss) on investments	0.35	(0.08)	0.28	0.33	0.33
Total from investment operations	0.52	0.29	0.72	0.83	0.71
Less distributions
From net investment income	(0.22)	(0.43)	(0.52)	(0.62)	(0.43)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.34)	(0.43)	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.74	$10.53
Total return (%)[4,5]	4.88[6]	2.56	6.96	7.93	6.99[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$447	$434	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.90	1.96	1.95	1.99[7]
Expenses including reductions	1.87[7]	1.87	1.87	1.87	1.87[7]
Net investment income	3.11[7]	3.33	4.10	4.57	5.63[7]
Portfolio turnover (%)	21	41	29	40	49[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class C shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.75	$10.54	$10.25
Net investment income[3]	0.22	0.49	0.55	0.61	0.46
Net realized and unrealized gain (loss) on investments	0.36	(0.09)	0.27	0.34	0.33
Total from investment operations	0.58	0.40	0.82	0.95	0.79
Less distributions
From net investment income	(0.28)	(0.54)	(0.63)	(0.74)	(0.50)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.40)	(0.54)	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.75	$10.54
Total return (%)[4]	5.42[5]	3.65	7.94	9.09	7.83[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,215	$1,055	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.83	0.86	0.82	0.85[6]
Expenses including reductions	0.83[6]	0.82	0.86	0.82	0.85[6]
Net investment income	4.15[6]	4.38	5.11	5.57	6.69[6]
Portfolio turnover (%)	21	41	29	40	49[7]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	37

CLASS R2 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.81	$10.94	$10.88
Net investment income[3]	0.20	0.41	0.23
Net realized and unrealized gain (loss) on investments	0.35	(0.04)	0.07
Total from investment operations	0.55	0.37	0.30
Less distributions
From net investment income	(0.25)	(0.50)	(0.24)
From net realized gain	(0.12)	—	—
Total distributions	(0.37)	(0.50)	(0.24)
Net asset value, end of period	$10.99	$10.81	$10.94
Total return (%)[4]	5.21[5]	3.34	2.83[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$5	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[7]	2.33	17.19[7]
Expenses including reductions	1.22[7]	1.22	1.22[7]
Net investment income	3.77[7]	3.85	4.27[7]
Portfolio turnover (%)	21	41	29[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

CLASS R6 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74
Net investment income[3]	0.22	0.48	0.55
Net realized and unrealized gain (loss) on investments	0.36	(0.08)	0.28
Total from investment operations	0.58	0.40	0.83
Less distributions
From net investment income	(0.28)	(0.54)	(0.63)
From net realized gain	(0.12)	—	—
Total distributions	(0.40)	(0.54)	(0.63)
Net asset value, end of period	$10.98	$10.80	$10.94
Total return (%)[4]	5.42[5]	3.65	8.08

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.61[7]	6.45	18.33
Expenses including reductions	0.83[7]	0.83	0.83
Net investment income	4.15[7]	4.38	5.19
Portfolio turnover (%)	21	41	29

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

38	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74	$10.53	$9.76	$10.02
Net investment income[2]	0.23	0.51	0.56	0.64	0.80	0.69[3]
Net realized and unrealized gain (loss)
on investments	0.35	(0.09)	0.28	0.32	0.77	0.17
Total from investment operations	0.58	0.42	0.84	0.96	1.57	0.86
Less distributions
From net investment income	(0.28)	(0.56)	(0.64)	(0.75)	(0.80)	(1.04)
From net realized gain	(0.12)	—	—	—	—	(0.08)
Total distributions	(0.40)	(0.56)	(0.64)	(0.75)	(0.80)	(1.12)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.74	$10.53	$9.76
Total return (%)[4]	5.49[5]	3.77	8.19	9.17	16.55	10.67

Ratios and supplemental data

Net assets, end of period (in millions)	$1,425	$1,341	$1,297	$1,174	$633	$450
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.70[6]	0.71	0.73	0.74	0.79	0.83[3]
Expenses including reductions	0.69[6]	0.71	0.73	0.74	0.79	0.83[3]
Net investment income	4.29[6]	4.54	5.29	5.84	7.75	7.81[3]
Portfolio turnover (%)	21	41	29	40	49	55

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	39

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

40	Strategic Income Opportunities Fund | Semiannual report

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERV-
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	ABLE INPUTS

Corporate Bonds	$1,782,747,774	—	$1,782,747,774	—
Foreign Government
Obligations	988,602,870	—	988,602,870	—
Capital Preferred Securities	104,912,626	—	104,912,626	—
Convertible Bonds	91,074,092	—	91,074,092	—
Municipal Bonds	486,864	—	486,864	—
Term Loans	538,238,754	—	538,238,754	—
Collateralized Mortgage
Obligations	252,498,631	—	252,129,444	$369,187
Asset Backed Securities	43,132,077	—	43,132,077	—
Common Stocks	81,223,327	$70,751,055	10,472,272	—
Preferred Securities	281,258,358	244,730,275	34,103,083	2,425,000
Escrow Certificates	8,225	—	—	8,225
Investment Companies	3,701,163	—	3,701,163	—
Warrants	20,096	—	20,096	—
Purchased Options	8,381,468	—	8,381,468	—
Short-Term Investments	93,824,034	—	93,824,034	—

Total Investments in
Securities	$4,270,110,359	$315,481,330	$3,951,826,617	$2,802,412

Semiannual report | Strategic Income Opportunities Fund	41

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERV-
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	ABLE INPUTS

Other Financial Instruments
Futures	($4,615,581)	($4,615,581)	—	—
Forward Foreign
Currency Contracts	($3,899,374)	—	($3,899,374)	—
Written Options	($1,500,164)	—	($1,500,164)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2014, the fund had $5,399,180 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is

42	Strategic Income Opportunities Fund | Semiannual report

recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $1,642. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Semiannual report | Strategic Income Opportunities Fund	43

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss

44	Strategic Income Opportunities Fund | Semiannual report

on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund used futures contracts to manage duration of the portfolio. During the six months ended February 28, 2014 the fund held futures contracts with total notional values ranging from approximately $430.6 million to $1 billion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 10-	4,298	Short	Jun 2014	($534,082,395)	($535,235,312)	($1,152,917)
Year Note Futures
U.S. Treasury Long	3,623	Short	Jun 2014	(478,622,774)	(482,085,438)	(3,462,664)
Bond Futures
						($4,615,581)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the

Semiannual report | Strategic Income Opportunities Fund	45

risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. During the six months ended February 28, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $2 billion to $11 billion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	173,710,000	NZD	186,397,899	UBS AG	4-30-14	—	($1,191,630)	($1,191,630)
AUD	77,265,000	USD	68,717,946	Citibank N.A.	4-30-14	—	(34,839)	(34,839)
AUD	38,610,000	USD	34,409,232	Deutsche Bank	4-30-14	—	(87,680)	(87,680)
				AG London
CAD	71,749,456	GBP	38,640,000	HSBC Bank USA	4-30-14	$31,572	—	31,572
CAD	44,120,000	MXN	530,556,236	Bank of Nova	4-30-14	—	(48,928)	(48,928)
				Scotia
CAD	22,091,212	NZD	24,150,000	Deutsche Bank	4-30-14	—	(237,373)	(237,373)
				AG London
CAD	82,419,790	NZD	89,085,000	Royal Bank of	4-30-14	—	(37,533)	(37,533)
				Canada
CAD	35,385,434	NZD	38,615,000	Royal Bank of	4-30-14	—	(323,308)	(323,308)
				Scotland PLC
CAD	50,438,449	NZD	54,960,000	State Street	4-30-14	—	(392,493)	(392,493)
				Bank and Trust
				Company
CAD	66,180,946	USD	59,417,482	Barclays Bank	4-30-14	269,047	—	269,047
				PLC Wholesale
CAD	64,694,276	USD	57,935,000	J. Aron &	4-30-14	410,748	—	410,748
				Company
CAD	151,049,931	USD	135,110,000	Royal Bank of	4-30-14	1,117,217	—	1,117,217
				Canada
EUR	77,515,000	GBP	63,983,982	Royal Bank of	4-30-14	—	(107,035)	(107,035)
				Scotland PLC
EUR	2,911,010	USD	3,979,933	Citibank N.A.	4-30-14	38,135	—	38,135
GBP	38,640,000	CAD	71,525,441	HSBC Bank USA	4-30-14	170,460	—	170,460
GBP	118,680,000	CAD	220,252,278	J. Aron &	4-30-14	12,202	—	12,202
				Company
GBP	56,772,495	USD	92,598,493	J. Aron &	4-30-14	2,429,352	—	2,429,352
				Company
MXN	536,433,020	CAD	44,120,000	Bank of Nova	4-30-14	490,215	—	490,215
				Scotia
NZD	62,606,308	AUD	57,915,000	UBS AG	4-30-14	782,269	—	782,269
NZD	30,755,000	CAD	28,026,682	Deutsche Bank	4-30-14	398,304	—	398,304
				AG London
NZD	6,140,000	CAD	5,598,882	Royal Bank of	4-30-14	76,298	—	76,298
				Canada

46	Strategic Income Opportunities Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

NZD	6,140,000	CAD	5,593,540	State Street	4-30-14	$81,116	—	$81,116
				Bank and Trust
				Company
NZD	156,704,027	USD	127,839,145	Royal Bank of	4-30-14	2,979,508	—	2,979,508
				Scotland PLC
USD	293,867,517	AUD	330,749,381	Bank of Nova	4-30-14	—	($145,230)	(145,230)
				Scotia
USD	103,272,579	AUD	115,935,000	Barclays Bank	4-30-14	214,585	—	214,585
				PLC Wholesale
USD	68,908,404	AUD	77,265,000	Citibank N.A.	4-30-14	225,298	—	225,298
USD	138,033,079	AUD	154,485,000	Deutsche Bank	4-30-14	706,868	—	706,868
				AG London
USD	57,985,000	CAD	64,274,053	Barclays Bank	4-30-14	18,238	—	18,238
				PLC Wholesale
USD	57,935,000	CAD	64,301,476	J. Aron &	4-30-14	—	(56,493)	(56,493)
				Company
USD	118,680,000	CAD	131,787,019	Royal Bank of	4-30-14	—	(174,599)	(174,599)
				Canada
USD	13,500,000	CAD	14,956,380	Standard	4-30-14	11,308	—	11,308
				Chartered Bank
USD	838,539,621	CAD	929,332,498	Toronto	4-30-14	403,650	—	403,650
				Dominion Bank
USD	56,281,377	EUR	41,631,010	Citibank N.A.	4-30-14	—	(1,180,672)	(1,180,672)
USD	189,704,446	EUR	140,459,386	Deutsche Bank	4-30-14	—	(4,167,480)	(4,167,480)
				AG London
USD	57,054,664	EUR	41,935,000	J. Aron &	4-30-14	—	(826,973)	(826,973)
				Company
USD	1,594,226	GBP	972,089	State Street	4-30-14	—	(32,892)	(32,892)
				Bank and Trust
				Company
USD	9,980,880	GBP	6,100,344	Toronto	4-30-14	—	(230,096)	(230,096)
				Dominion Bank
USD	79,731,829	NOK	502,964,324	Barclays Bank	4-30-14	—	(3,890,369)	(3,890,369)
				PLC Wholesale
USD	82,656,142	SEK	540,455,453	Citibank N.A.	4-30-14	—	(1,559,042)	(1,559,042)
USD	111,616,905	SGD	141,539,164	HSBC Bank USA	4-30-14	—	(41,099)	(41,099)

						$10,866,390	($14,765,764)	($3,899,374)

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid

Semiannual report | Strategic Income Opportunities Fund	47

to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2014, the fund used purchased options to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2014, the fund held purchased options with market values ranging from $8.1 million to $11.1 million as measured at each quarter end.

During the six months ended February 28, 2014, the fund wrote option contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following tables summarize the fund’s written options activities during the six months ended February 28, 2014 and the contracts held at February 28, 2014.

	NUMBER OF
	CONTRACTS	PREMIUMS
	(EQUITY)	RECEIVED

Outstanding, beginning of period	122,780,000	$827,732
Options written	472,535,000	2,386,656
Option closed	—	—
Options exercised	(160,855,000)	(627,093)
Options expired	(302,290,000)	(1,786,937)
Outstanding, end of period	132,170,000	$800,358

	EXERCISE	EXPIRATION	NUMBER OF
DESCRIPTION	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
NZD versus CAD	NZD 0.78	Apr 2014	132,170,000	$800,358	($1,500,164)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures†	—	($4,615,581)
	futures

Foreign exchange	Investments, at value*	Purchased options	$8,381,468	—
contracts

Foreign exchange	Written options, at value	Written options	—	(1,500,164)
contracts

Foreign exchange	Receivable/payable for	Forward foreign	10,866,390	(14,765,764)
contracts	forward foreign currency	currency contracts
	exchange contracts

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

48	Strategic Income Opportunities Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

	STATEMENT OF	INVESTMENTS			FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized	—	—	($14,158,563)	—	($14,158,563)
contracts	gain (loss)

Foreign	Net realized	($7,733,378)	$1,786,936	—	$27,729,547	21,783,105
exchange	gain (loss)
contracts

Total		($7,733,378)	$1,786,936	($14,158,563)	$27,729,547	$7,624,542

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

					TRANSLATION
					OF ASSETS AND
	STATEMENT OF	INVESTMENTS			LIABILITIES IN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	FOREIGN
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in	—	—	($4,318,004)	—	($4,318,004)
contracts	unrealized
	appreciation
	(depreciation)

Foreign	Change in	$8,014,062	($1,479,213)	—	($13,047,641)	(6,512,792)
exchange	unrealized
contracts	appreciation
	(depreciation)

Total		$8,014,062	($1,479,213)	($4,318,004)	($13,047,641)	($10,830,796)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal

Semiannual report | Strategic Income Opportunities Fund	49

underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the fund’s aggregate daily net assets; (b) 0.650% of the next $3,000,000,000 of the fund’s aggregate daily net assets; and (c) 0.600% of the fund’s aggregate daily net assets in excess of $3,500,000,000. Aggregate net assets include the net assets of the fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense, to 1.17%, 1.87%, 1.22% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

50	Strategic Income Opportunities Fund | Semiannual report

Accordingly, these expense reductions amounted to the following for the six months ended February 28, 2014.

EXPENSE
CLASS	REDUCTION

Class A	$35,750
Class C	12,987
Class I	32,675
Class R2	12,693
Class R6	8,685
Class NAV	40,746

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	ENDED 2-28-14

$9,893	$874,551	$414,175	$18,107	$206,819

AMOUNT RECOVERED
CLASS	BY CLASS

Class A	154,400
Class C	52,265
Class R6	154

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the six months ended February 28, 2014 were equivalent to the net annualized effective rate of 0.65% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Semiannual report | Strategic Income Opportunities Fund	51

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $993,058 for the six months ended February 28, 2014. Of this amount, $126,299 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $848,065 was paid as sales commissions to broker-dealers and $18,694 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, CDSCs received by the Distributor amounted to $26,605 and $55,741 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,799,092	$826,756	$47,043	$35,458
Class C	2,176,335	299,928	20,181	12,701
Class I	—	683,828	28,984	33,042
Class R2	14,138	611	11,855	350
Class R6	—	69	8,602	269

Total	$3,989,565	$1,811,192	$116,665	$81,820

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

52	Strategic Income Opportunities Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	22,937,942	$250,176,292	61,080,422	$681,318,215
Distributions reinvested	3,745,222	40,631,908	4,301,583	47,824,678
Repurchased	(27,601,331)	(301,074,075)	(34,540,541)	(383,607,418)

Net increase (decrease)	(918,167)	($10,265,875)	30,841,464	$345,535,475

Class C shares

Sold	5,420,072	$59,122,106	19,679,011	$219,964,173
Distributions reinvested	1,140,904	12,369,770	1,178,892	13,107,403
Repurchased	(6,084,558)	(66,346,499)	(7,214,785)	(80,048,605)

Net increase	476,418	$5,145,377	13,643,118	$153,022,971

Class I shares

Sold	34,995,475	$381,887,242	60,350,055	$674,315,722
Distributions reinvested	3,180,830	34,523,340	3,662,002	40,724,166
Repurchased	(25,187,165)	(274,330,149)	(32,469,015)	(359,790,207)

Net increase	12,989,140	$142,080,433	31,543,042	$355,249,681

Class R2 shares

Sold	145,461	$1,588,632	511,480	$5,698,710
Distributions reinvested	8,788	95,059	642	7,046
Repurchased	(86,441)	(942,454)	(55,871)	(613,540)

Net increase	67,808	$741,237	456,251	$5,092,216

Class R6 shares

Sold	15,274	$166,551	46,934	$518,512
Distributions reinvested	1,769	19,190	703	7,775
Repurchased	(4,750)	(51,909)	(8,245)	(91,894)

Net increase	12,293	$133,832	39,392	$434,393

Class NAV shares

Sold	4,339,430	$47,292,142	11,437,877	$127,135,666
Distributions reinvested	4,675,389	50,710,954	6,015,860	66,875,691
Repurchased	(3,337,157)	(36,438,416)	(11,793,577)	(132,150,269)

Net increase	5,677,662	$61,564,680	5,660,160	$61,861,088

Total net increase	18,305,154	$199,399,684	82,183,427	$921,195,824

Affiliates of the fund owned 2%, 15% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on February 28, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities amounted to $996,515,649 and $861,490,389, respectively, for the six months ended February 28, 2014.

Semiannual report | Strategic Income Opportunities Fund	53

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 33.01% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

Lifestyle Balanced Portfolio	12.59%
Lifestyle Growth Portfolio	5.75%
Lifestyle Moderate Portfolio	5.06%

54	Strategic Income Opportunities Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Strategic Income Opportunities Fund	55

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	356SA 2/14
MF177881	4/14

John Hancock
Alternative Asset Allocation Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1,2]	6-months	1-year	5-year	10-year	Since inception [1,2]

Class A	0.16	13.34	—	10.80	–0.18	0.16	87.02	—	69.81

Class C3	3.68	13.56	—	11.02	3.68	3.68	88.88	—	71.52

Class I3,4	5.77	14.54	—	11.96	5.19	5.77	97.17	—	79.20

Class R2[3,4]	5.22	12.72	—	10.17	4.93	5.22	82.00	—	64.86

Class R4[3,4]	5.08	13.35	—	10.81	5.11	5.08	87.14	—	69.89

Class R6[3,4]	5.78	11.90	—	9.30	5.20	5.78	75.47	—	58.28

Index 1†	22.34	20.65	—	15.43	14.92	22.34	155.66	—	109.61

Index 2†	0.15	5.13	—	4.71	2.84	0.15	28.39	—	26.78

Index 3†	11.98	13.79	—	10.89	9.43	11.98	90.81	—	70.47

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class C, Class I, Class R2 and Class R4 and until 6-30-15 for Class R6. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4^	Class R6
Net (%)	1.69	2.41	1.36	1.87	1.62	1.31
Gross (%)	1.80	2.52	1.47	9.13	17.03	2.47

^ The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is a 55%/45% blend of Index 1 and Index 2.

See the following page for footnotes.

6	Alternative Asset Allocation Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C2,5	1-2-09	$17,152	$17,152	$20,961	$12,678	$17,047

Class I2,4	1-2-09	17,920	17,920	20,961	12,678	17,047

Class R2[2,4]	1-2-09	16,486	16,486	20,961	12,678	17,047

Class R4[2,4]	1-2-09	16,989	16,989	20,961	12,678	17,047

Class R6[2,4]	1-2-09	15,828	15,828	20,961	12,678	17,047

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

Combined Index — Index 3 — comprises 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 1-2-09.
2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund’s investments had been allocated to its current mix of underlying funds.
3 Class I, Class C, and Class R6, Class R2, and Class R4 shares were first offered on 12-31-10, 6-14-11, 9-1-11, 3-1-12, and 6-27-13, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6, Class R2, and Class R4 shares, as applicable.
4 For certain types of investors, as described in the fund’s prospectuses.
5 The contingent deferred sales charge is not applicable.

Semiannual report | Alternative Asset Allocation Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1,2]	expense ratio

Class A	$1,000.00	$1,050.70	$3.10	0.61%

Class C	1,000.00	1,046.80	6.70	1.32%

Class I	1,000.00	1,051.90	1.53	0.30%

Class R2	1,000.00	1,049.30	4.22	0.83%

Class R4	1,000.00	1,051.10	2.90	0.57%

Class R6	1,000.00	1,052.00	1.48	0.29%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Alternative Asset Allocation Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1,2]	expense ratio

Class A	$1,000.00	$1,021.80	$3.06	0.61%

Class C	1,000.00	1,018.20	6.61	1.32%

Class I	1,000.00	1,023.30	1.51	0.30%

Class R2	1,000.00	1,020.70	4.16	0.83%

Class R4	1,000.00	1,022.00	2.86	0.57%

Class R6	1,000.00	1,023.40	1.45	0.29%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 The fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.69%–3.11%.

Semiannual report | Alternative Asset Allocation Fund	9

Portfolio summary

Asset Allocation[1]

Affiliated Underlying Funds	80.8%	Unaffiliated Investment
		Companies	18.9%
Alternative	27.5%
		Equity	12.6%
Fixed Income	27.2%
		Energy ETF	2.7%
Equity	26.1%
		Gold ETF	1.3%

		Commodities ETF	1.3%

		Equity ETF	0.7%

		Silver ETF	0.3%

		Other Assets & Liabilities	0.3%

1 As a percentage of net assets on 2-28-14.

10	Alternative Asset Allocation Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

	Shares	Value

Affiliated Investment Companies (G) 80.8%		$783,417,790

(Cost $767,045,511)

Equity 26.1%		252,708,435

Emerging Markets, Class NAV (DFA)	1,034,798	10,244,499

Global Real Estate, Class NAV (Deutsche)	2,106,695	18,012,246

Natural Resources, Class NAV (RS Investments/Wellington)	1,309,293	22,965,004

Redwood, Class NAV (Allianz)	9,761,696	110,892,864

Technical Opportunities, Class NAV (Wellington)	6,019,523	90,593,822

Fixed Income 27.2%		263,711,341

Global Income, Class NAV (Stone Harbor)	7,126,184	71,333,105

Real Return Bond, Class NAV (PIMCO)	1,637,215	18,860,718

Short Duration Credit Opportunities, Class NAV (Stone Harbor)	10,772,981	109,561,213

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	5,830,110	63,956,305

Alternative 27.5%		266,998,014

Absolute Return Currency, Class NAV (First Quadrant)	10,949,611	105,773,245

Global Absolute Return Strategies, Class NAV (Standard Life)	11,579,427	128,763,229

Seaport Fund, Class NAV (Wellington) (I)	3,118,304	32,461,540

Unaffiliated Investment Companies 18.9%		$183,623,488

(Cost $178,357,943)

Equity 12.6%		122,314,602

The Arbitrage Fund, Class I	2,097,495	26,973,787

Touchstone Merger Arbitrage Fund, Institutional, Class I	2,730,487	29,461,954

Turner Spectrum Fund, Institutional, Class I (I)	5,431,069	65,878,861

Exchange Traded Funds 6.3%		61,308,886

Market Vectors Gold Miners ETF	108,240	2,801,251

PowerShares DB Commodity Index Tracking Fund (I)	477,425	12,475,115

PowerShares DB Energy Fund (I)	878,880	25,918,171

PowerShares DB Gold Fund (I)	226,734	10,087,396

PowerShares DB Silver Fund (I)	75,961	2,682,183

Vanguard REIT ETF	103,813	7,344,770

Total investments (Cost $945,403,454)† 99.7%		$967,041,278

Other assets and liabilities, net 0.3%		$2,795,230

Total net assets 100.0%		$969,836,508

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	11

Notes to Schedule of Investments

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The fund’s subadvisor is shown parenthetically.

(I) Non-income producing security.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $948,773,483. Net unrealized appreciation aggregated $18,267,795, of which $26,243,055 related to appreciated investment securities and $7,975,260 related to depreciated investment securities.

Investment companies

Affiliated Underlying Funds’ Subadvisors

Allianz Global Investors U.S. LLC	(Allianz)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RS Investment Management Company LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

12	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $178,357,943)	$183,623,488
Investments in affiliated funds, at value (Cost $767,045,511)	783,417,790

Total investments, at value (Cost $945,403,454)	967,041,278
Cash	199
Receivable for fund shares sold	5,288,741
Dividends receivable	841,631
Receivable due from advisor	22,517
Other receivables and prepaid expenses	108,961

Total assets	973,303,327

Liabilities

Payable for investments purchased	1,977,525
Payable for fund shares repurchased	1,213,668
Payable to affiliates
Accounting and legal services fees	12,517
Transfer agent fees	196,703
Distribution and service fees	575
Trustees’ fees	295
Other liabilities and accrued expenses	65,536

Total liabilities	3,466,819

Net assets	$969,836,508

Net assets consist of

Paid-in capital	$937,626,820
Undistributed net investment income	660,730
Accumulated net realized gain (loss) on investments	9,911,134
Net unrealized appreciation (depreciation) on investments	21,637,824

Net assets	$969,836,508

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($468,680,621 ÷ 31,065,510 shares)[1]	$15.09
Class C ($135,183,532 ÷ 8,928,156 shares)	$15.14
Class I ($361,865,276 ÷ 23,990,675 shares)	$15.08
Class R2 ($1,405,309 ÷ 93,204 shares)	$15.08
Class R4 ($161,306 ÷ 10,685 shares)	$15.10
Class R6 ($2,540,464 ÷ 168,368 shares)	$15.09

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.88

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$8,559,146
Dividends	169,919

Total investment income	8,729,065

Expenses

Investment management fees	936,330
Distribution and service fees	1,202,915
Accounting and legal services fees	49,742
Transfer agent fees	556,845
Trustees’ fees	3,776
State registration fees	79,623
Printing and postage	27,532
Professional fees	35,958
Custodian fees	5,947
Registration and filing fees	54,617
Expense recapture	27,187
Other	5,825

Total expenses	2,986,297
Less expense reductions	(483,256)

Net expenses	2,503,041

Net investment income	6,226,024

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(276,164)
Investments in affiliated issuers	2,700,463
Capital gain distributions received from unaffiliated underlying funds	652,264
Capital gain distributions received from affiliated underlying funds	18,842,552
21,919,115
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,398,663
Investments in affiliated issuers	9,818,867
14,217,530
Net realized and unrealized gain	36,136,645

Increase in net assets from operations	$42,362,669

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$6,226,024	$5,243,545
Net realized gain	21,919,115	3,228,914
Change in net unrealized appreciation (depreciation)	14,217,530	4,436,529

Increase in net assets resulting from operations	42,362,669	12,908,988

Distributions to shareholders
From net investment income
Class A	(3,755,819)	(1,707,753)
Class C	(229,591)	(184,747)
Class I	(3,925,223)	(1,899,683)
Class R2	(6,836)	(953)
Class R4	(960)	—
Class R6	(27,466)	(22,960)
From net realized gain
Class A	(5,496,720)	(899,654)
Class C	(1,629,544)	(310,194)
Class I	(4,232,075)	(734,534)
Class R2	(13,081)	(595)
Class R4	(1,339)	—
Class R6	(31,144)	(9,278)

Total distributions	(19,349,798)	(5,770,351)

From fund share transactions	216,032,461	495,911,783

Total increase	239,045,332	503,050,420

Net assets

Beginning of period	730,791,176	227,740,756

End of period	$969,836,508	$730,791,176

Undistributed net investment income	$660,730	$2,380,601

16	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09[2]

Per share operating performance

Net asset value, beginning of period	$14.68	$14.32	$14.02	$13.72	$12.82	$10.00
Net investment income[3,4]	0.11	0.16	0.22	0.21	0.44	0.10
Net realized and unrealized gain
on investments	0.63	0.42	0.47	0.92	1.10	2.72
Total from investment operations	0.74	0.58	0.69	1.13	1.54	2.82
Less distributions
From net investment income	(0.14)	(0.14)	(0.15)	(0.20)	(0.47)	—
From net realized gain	(0.19)	(0.08)	(0.24)	(0.63)	(0.17)	—
Total distributions	(0.33)	(0.22)	(0.39)	(0.83)	(0.64)	—
Net asset value, end of period	$15.09	$14.68	$14.32	$14.02	$13.72	$12.82
Total return (%)[5,6]	5.07[7]	4.10	5.12	8.16	12.12	28.20[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$469	$329	$111	$31	$1	$1
Ratios (as a percentage of average net
assets):
Expenses before reductions[8]	0.72[9]	0.76	0.97	1.68	5.03	6.78[9]
Expenses including reductions[8]	0.61[9]	0.65	0.73	0.63	0.71	0.55[9]
Net investment income[4]	1.47[9]	1.09	1.62	1.44	3.25	1.33[9]
Portfolio turnover (%)	13	22	34	90	9	1

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14, 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12, 0.74%
to 1.37% for 8-31-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.
9 Annualized.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	17

CLASS C SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.68	$14.32	$14.03	$14.50
Net investment income[3,4]	0.06	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.62	0.43	0.48	(0.49)
Total from investment operations	0.68	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.03)	(0.04)	(0.06)	—
From net realized gain	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.22)	(0.12)	(0.30)	—
Net asset value, end of period	$15.14	$14.68	$14.32	$14.03
Total return (%)[5,6]	4.68[7]	3.38	4.32	(3.24)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$135	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.43[9]	1.48	1.66	3.03[9]
Expenses including reductions[8]	1.32[9]	1.37	1.42	1.27[9]
Net investment income[4]	0.74[9]	0.36	0.83	0.58[9]
Portfolio turnover (%)	13	22	34	90[10]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class C shares is 6-14-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14, 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12 and 0.74%
to 1.37% for 8-31-11.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

18	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.70	$14.34	$14.06	$14.21
Net investment income[3,4]	0.13	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.62	0.43	0.48	(0.31)
Total from investment operations	0.75	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.18)	(0.20)	(0.22)	—
From net realized gain	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.37)	(0.28)	(0.46)	—
Net asset value, end of period	$15.08	$14.70	$14.34	$14.06
Total return (%)[5]	5.19[6]	4.47	5.48	(1.06)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$362	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.40[8]	0.39	0.57	1.42[8]
Expenses including reductions[7]	0.30[8]	0.28	0.33	0.30[8]
Net investment income[4]	1.76[8]	1.42	1.90	1.74[8]
Portfolio turnover (%)	13	22	34	90[9]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 12-31-10.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14, 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12 and 0.74%
to 1.37% for 8-31-11.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	19

CLASS R2 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.66	$14.30	$14.21
Net investment income[3,4]	0.09	0.11	0.09
Net realized and unrealized gain on investments	0.63	0.45	—[5]
Total from investment operations	0.72	0.56	0.09
Less distributions
From net investment income	(0.11)	(0.12)	—
From net realized gain	(0.19)	(0.08)	—
Total distributions	(0.30)	(0.20)	—
Net asset value, end of period	$15.08	$14.66	$14.30
Total return (%)[6]	4.93[7]	3.94	0.63[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	2.61[10]	7.89	16.91[10]
Expenses including reductions[9]	0.83[10]	0.82	0.81[10]
Net investment income[4]	1.19[10]	0.74	1.29[10]
Portfolio turnover (%)	13	22	34[11]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
5 Less than $0.005 per share.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Less than $500,000.
9 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14, 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12.
10 Annualized.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

20	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	2-28-14[1]	8-31-13[2]

Per share operating performance

Net asset value, beginning of period	$14.69	$14.50
Net investment income[3,4]	0.11	0.02
Net realized and unrealized gain on investments	0.63	0.17
Total from investment operations	0.74	0.19
Less distributions
From net investment income	(0.14)	—
From net realized gain	(0.19)	—
Total distributions	(0.33)	—
Net asset value, end of period	$15.10	$14.69
Total return (%)[5]	5.11[6]	1.31[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	17.47[9]	15.62
Expenses including reductions[8]	0.57[9]	0.57
Net investment income[4]	1.44[9]	0.70
Portfolio turnover (%)	13	22[10]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R4 shares is 6-27-13.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14 and 0.71% to 1.29% for 8-31-13.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

CLASS R6 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.70	$14.34	$14.06
Net investment income[3,4]	0.13	0.22	0.30
Net realized and unrealized gain on investments	0.63	0.41	0.44
Total from investment operations	0.76	0.63	0.74
Less distributions
From net investment income	(0.18)	(0.19)	(0.22)
From net realized gain	(0.19)	(0.08)	(0.24)
Total distributions	(0.37)	(0.27)	(0.46)
Net asset value, end of period	$15.09	$14.70	$14.34
Total return (%)[5]	5.20[6]	4.41	5.48

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.08[9]	1.42	18.25
Expenses including reductions[8]	0.29[9]	0.35	0.34
Net investment income[4]	1.80[9]	1.50	2.12
Portfolio turnover (%)	13	22	34

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.69% to 3.11% for 2-28-14 and 0.73% to 1.43% for 8-31-12.
9 Annualized.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	21

Notes to financial statements
(unaudited)

Note 1— Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees, and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs

22	Alternative Asset Allocation Fund | Semiannual report

may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $320. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Alternative Asset Allocation Fund	23

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a daily management fee for its services to the fund. The fund pays the Advisor a daily management fee equivalent, on an annual basis, to: (a) a 0.15% fee on assets invested in Affiliated Fund Assets on the first $500 million, (b) a 0.125% fee on assets invested in Affiliated Fund Assets on the next $500 million and (c) a 0.10% fee on assets invested in Affiliated Fund Assets over $1 billion and (a) a 0.60% fee on assets invested in Other Assets on the first $500 million, (b) a 0.575% fee on assets invested in Other Assets on the next $500 million and (c) a 0.55% fee on assets invested in Other Assets over $1 billion. Affiliated Fund Assets are funds of the Trust, John Hancock Variable Investment Trust or John Hancock Funds III. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

24	Alternative Asset Allocation Fund | Semiannual report

The Advisor has contractually agreed to reimburse the fund for certain fund expenses that exceed 0.04% of the fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, state registration fees, printing and postage, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. In addition, the Advisor has contractually agreed to waive the fund’s management fees by 0.10% of the fund’s average daily net assets. Both current expense limitation agreements expire on December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse the fund so the aggregate advisory fee retained by the Advisor with respect to the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business for Class R2 and Class R4 shares, to the extent that the above expenses for each class exceed 0.67% and 0.42%, respectively, of the average net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2014, except Class R6, which will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursements will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Accordingly, the expense reductions amounted to $217,077, $65,442, $173,843, $8,581, $9,213, and $9,045 for Class A, Class C, Class I, Class R2, Class R4 and Class R6 shares, respectively, for the six months ended February 28, 2014.

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured, incurred for the six months ended February 28, 2014 were equivalent to a net effective rate of 0.11% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	RECOVERED DURING
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	2-28-14

$76,766	$150,835	$88,102	$36,281	$27,187

Semiannual report | Alternative Asset Allocation Fund	25

Amounts recovered by class
CLASS A	CLASS C	CLASS I	CLASS R2	CLASS R4	CLASS R6

$12,911	$3,890	$10,280	$31	$3	$72

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that is appropriate under the circumstances at the time. For the six months ended February 28, 2014 the fund was reimbursed $55 for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,195,728 for the six months ended February 28, 2014. Of this amount, $196,478 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $992,590 was paid as sales commissions to broker-dealers and $6,660 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, CDSCs received by the Distributor amounted to $456 and $15,494 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other

26	Alternative Asset Allocation Fund | Semiannual report

John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$597,123	$273,486	$22,788	$12,929
C	$603,314	$82,988	$13,652	$4,533
I	—	$200,003	$17,096	$9,027
R2	$2,341	$105	$8,417	$395
R4	$137	$12	$9,244	$45
R6	—	$251	$8,426	$603

Total	$1,202,915	$556,845	$79,623	$27,532

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	11,382,969	$169,682,442	18,133,078	$265,683,877
Distributions reinvested	621,040	9,154,128	174,010	2,516,178
Repurchased	(3,382,773)	(50,414,919)	(3,596,892)	(52,674,118)

Net increase	8,621,236	$128,421,651	14,710,196	$215,525,937

Class C shares

Sold	2,261,999	$33,755,104	5,544,996	$81,288,730
Distributions reinvested	112,792	1,671,586	29,667	431,058
Repurchased	(841,692)	(12,549,385)	(521,148)	(7,664,429)

Net increase	1,533,099	$22,877,305	5,053,515	$74,055,359

Semiannual report | Alternative Asset Allocation Fund	27

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	7,405,869	$110,404,311	17,088,503	$250,341,493
Distributions reinvested	412,067	6,069,754	145,878	2,106,473
Repurchased	(3,557,272)	(53,061,123)	(3,309,999)	(48,599,243)

Net increase	4,260,664	$63,412,942	13,924,382	$203,848,723

Class R2 shares

Sold	59,599	$885,357	34,681	$510,508
Distributions reinvested	923	13,609	—	—
Repurchased	(8,965)	(133,459)	(71)	(1,052)

Net increase	51,557	$765,507	34,610	$509,456

Class R4 shares

Sold	4,074	$59,894	6,897	$100,000
Repurchased	(286)	(4,249)	—	—

Net increase	3,788	$55,645	6,897	$100,000

Class R6 shares

Sold	32,966	$492,090	134,410	$1,971,066
Distributions reinvested	3,802	56,011	2,101	30,333
Repurchased	(3,261)	(48,690)	(8,779)	(129,091)

Net increase	33,507	$499,411	127,732	$1,872,308

Total net increase	14,503,851	$216,032,461	33,857,332	$495,911,783

Affiliates of the fund owned 4% of shares of beneficial interest of Class R6 on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $332,424,726 and $109,555,658, respectively, for the six months ended February 28, 2014.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. At February 28, 2014, the fund held 5% or more of the following underlying funds’ net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Redwood	13.28%

John Hancock Funds II Global Absolute Return Strategies	11.43%

John Hancock Funds II Short Duration Credit Opportunities	11.30%

John Hancock Funds II Absolute Return Currency	10.91%

John Hancock Funds II Technical Opportunities	9.34%

John Hancock Funds II Global Income	7.36%

John Hancock Funds II Strategic Income Opportunities	6.59%

28	Alternative Asset Allocation Fund | Semiannual report

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

	BEGINNING			ENDING	INCOME	CAPITAL GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
SECURITY	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Absolute Return	9,899,573	4,574,983	(3,524,945)	10,949,611	—	$7,806,924	$1,052,453	$105,773,245
Currency

Emerging Markets	1,384,774	473,656	(823,632)	1,034,798	$313,082	—	(426,522)	10,244,499
Global Absolute	9,323,247	3,037,706	(781,526)	11,579,427	1,787,684	—	372,227	128,763,229
Return Strategies

Global Income	7,076,128	1,894,438	(1,844,382)	7,126,184	2,079,780	463,277	(1,058,300)	71,333,105

Global Real Estate	1,618,170	548,249	(59,724)	2,106,695	641,577	—	72,919	18,012,246

Natural Resources	555,265	797,490	(43,462)	1,309,293	147,519	—	64,855	22,965,004

Real Return Bond	1,282,147	377,318	(22,250)	1,637,215	143,762	—	(36,501)	18,860,718

Redwood	7,979,703	3,244,085	(1,462,092)	9,761,696	—	1,719,934	1,041,392	110,892,864

Seaport	—	3,121,671	(3,367)	3,118,304	—	—	101	32,461,540

Short Duration	8,264,178	3,107,012	(598,209)	10,772,981	1,787,547	1,214,984	98,796	109,561,213
Credit Opportunities

Strategic Income	6,008,328	216,302	(394,520)	5,830,110	1,658,195	696,877	41,935	63,956,305
Opportunities

Technical Opportunities	4,239,883	2,103,182	(323,542)	6,019,523	—	6,940,556	1,477,108	90,593,822

					$8,559,146	$18,842,552	$2,700,463	$783,417,790

Semiannual report | Alternative Asset Allocation Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America)
Deborah C. Jackson	Limited
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Andrew G. Arnott#	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

30	Alternative Asset Allocation Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	345SA 2/14
MF177885	4/14

John Hancock U.S. Equity Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	13.74	17.23	—	5.19	6.52	13.74	121.44	—	52.51

Class I2,3	20.17	18.98	—	6.31	12.41	20.17	138.39	—	66.60

Class 1[2,3]	20.24	19.05	—	6.38	12.39	20.24	139.14	—	67.57

Class NAV[3]	20.29	19.11	—	6.43	12.35	20.29	139.74	—	68.23

Index†	26.74	23.86	—	20.48	15.83	26.74	191.53	—	54.64

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Net (%)	1.33	0.90	0.84	0.79
Gross (%)	1.34	0.97	0.84	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 3000 Index.

See the following page for footnotes.

6	U.S. Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	10-29-05	$16,660	$16,660	$19,138

Class 1[3]	10-29-05	16,757	16,757	19,138

Class NAV[3]	10-29-05	16,823	16,823	19,138

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 10-29-05.

2 Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, and Class 1 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | U.S. Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1000.00	$1,121.60	$6.79	1.29%

Class I	1000.00	1,124.10	4.69	0.89%

Class 1	1000.00	1,123.90	4.37	0.83%

Class NAV	1000.00	1,123.50	4.11	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1000.00	$1,018.40	$6.46	1.29%

Class I	1000.00	1,020.40	4.46	0.89%

Class 1	1000.00	1,020.70	4.16	0.83%

Class NAV	1000.00	1,020.90	3.91	0.78%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Equity Fund	9

Portfolio summary

Top 10 Holdings (36.5% of Total Net Assets on 2-28-14)[1,2]

Google, Inc., Class A	5.5%	Oracle Corp.	3.6%

Microsoft Corp.	5.0%	Philip Morris International, Inc.	3.0%

Johnson & Johnson	4.6%	The Coca-Cola Company	2.5%

IBM Corp.	4.3%	Cisco Systems, Inc.	2.1%

The Procter & Gamble Company	3.8%	QUALCOMM, Inc.	2.1%

Sector Composition[1,3]

Information Technology	31.8%	Energy	3.0%

Health Care	24.5%	Materials	0.6%

Consumer Staples	20.4%	Telecommunication Services	0.3%

Consumer Discretionary	7.2%	Utilities	0.2%

Financials	6.1%	Short-Term Investments & Other	1.4%

Industrials	4.5%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. Value stocks may decline in price. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

10	U.S. Equity Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

	Shares	Value

Common Stocks 98.6%	$1,165,392,039

(Cost $750,220,206)

Consumer Discretionary 7.2%		85,383,308

Auto Components 0.2%

Delphi Automotive PLC	18,200	1,211,574

TRW Automotive Holdings Corp. (I)	8,800	724,416

Automobiles 0.4%

Ford Motor Company	80,800	1,243,512

General Motors Company	88,701	3,210,976

Distributors 0.2%

Genuine Parts Company	27,300	2,404,857

Diversified Consumer Services 0.0%

Apollo Education Group, Inc. (I)	10,800	359,964

Capella Education Company	2,000	132,960

Hotels, Restaurants & Leisure 2.1%

Burger King Worldwide, Inc.	13,300	353,514

Einstein Noah Restaurant Group, Inc.	6,900	102,948

McDonald’s Corp.	151,230	14,389,535

Panera Bread Company, Class A (I)	6,010	1,089,733

Ruth’s Hospitality Group, Inc.	10,500	129,780

Starbucks Corp.	88,800	6,301,248

Yum! Brands, Inc.	34,480	2,554,278

Leisure Products 0.0%

Hasbro, Inc.	6,800	375,088

Media 0.2%

Clear Channel Outdoor Holdings, Inc., Class A	13,800	138,690

DIRECTV (I)	12,200	946,720

Morningstar, Inc.	5,600	468,496

Viacom, Inc., Class B	9,200	807,116

Multiline Retail 0.5%

Dollar Tree, Inc. (I)	42,800	2,344,156

Family Dollar Stores, Inc.	18,200	1,192,100

Kohl’s Corp. (L)	17,000	955,230

Sears Canada, Inc.	1	14

Sears Holdings Corp. (I)(L)	25,300	1,132,175

See notes to financial statements	Semiannual report | U.S. Equity Fund	11

	Shares	Value

Specialty Retail 1.9%

Advance Auto Parts, Inc.	9,900	$1,260,864

AutoNation, Inc. (I)	17,600	926,464

AutoZone, Inc. (I)	5,500	2,961,420

Bed Bath & Beyond, Inc. (I)	68,700	4,659,234

GameStop Corp., Class A (L)	12,297	458,801

Guess?, Inc.	8,900	270,026

O’Reilly Automotive, Inc. (I)	10,700	1,614,095

Ross Stores, Inc.	42,200	3,072,160

Sears Hometown and Outlet Stores, Inc. (I)	8,500	196,860

Staples, Inc.	68,500	930,915

TJX Companies, Inc.	109,300	6,717,578

Textiles, Apparel & Luxury Goods 1.7%

Coach, Inc.	55,800	2,723,598

Deckers Outdoor Corp. (I)	3,500	260,225

NIKE, Inc., Class B	139,260	10,904,058

Ralph Lauren Corp.	11,400	1,836,312

VF Corp.	68,640	4,021,618

Consumer Staples 20.4%		240,684,813

Beverages 4.9%

Brown-Forman Corp., Class B	24,900	2,086,620

Dr. Pepper Snapple Group, Inc.	20,400	1,063,044

Monster Beverage Corp. (I)	29,020	2,147,480

PepsiCo, Inc.	290,270	23,241,919

The Coca-Cola Company	775,200	29,612,640

Food & Staples Retailing 3.8%

Costco Wholesale Corp.	61,300	7,159,840

CVS Caremark Corp.	69,800	5,105,172

Spartan Stores, Inc.	6,700	151,353

Sysco Corp. (L)	117,800	4,243,156

The Kroger Company	19,300	809,442

Wal-Mart Stores, Inc.	318,633	23,801,885

Walgreen Company	52,900	3,594,555

Food Products 1.8%

Archer-Daniels-Midland Company	19,200	779,520

Campbell Soup Company (L)	33,300	1,442,223

General Mills, Inc.	139,400	6,974,182

Hormel Foods Corp.	29,600	1,404,520

Kellogg Company	45,700	2,773,533

McCormick & Company, Inc.	24,400	1,620,160

Mead Johnson Nutrition Company	26,500	2,161,075

The Hershey Company	30,900	3,269,838

The J.M. Smucker Company	11,300	1,130,113

Household Products 5.6%

Church & Dwight Company, Inc.	28,200	1,917,036

Colgate-Palmolive Company	181,300	11,391,079

Kimberly-Clark Corp.	46,200	5,098,170

12	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Household Products (continued)

The Clorox Company	26,200	$2,286,736

The Procter & Gamble Company	575,400	45,260,964

Personal Products 0.4%

Herbalife, Ltd. (L)	19,000	1,265,400

The Estee Lauder Companies, Inc., Class A	46,160	3,177,654

Tobacco 3.9%

Altria Group, Inc.	80,800	2,929,808

Lorillard, Inc.	72,470	3,555,378

Philip Morris International, Inc.	444,657	35,977,198

Reynolds American, Inc.	64,000	3,253,120

Energy 3.0%		35,648,599

Oil, Gas & Consumable Fuels 3.0%

Apache Corp.	25,818	2,047,109

Chevron Corp.	130,214	15,017,581

ConocoPhillips	51,200	3,404,800

Exxon Mobil Corp.	73,000	7,027,710

Hess Corp.	11,700	936,351

Marathon Oil Corp.	30,400	1,018,400

Marathon Petroleum Corp.	19,200	1,612,800

Occidental Petroleum Corp.	18,800	1,814,576

Overseas Shipholding Group, Inc. (I)	13,300	77,140

Phillips 66	23,400	1,751,724

Valero Energy Corp.	19,600	940,408

Financials 6.1%		72,343,998

Banks 3.8%

Bank of America Corp.	232,636	3,845,473

Citigroup, Inc.	69,500	3,379,785

JPMorgan Chase & Company	341,574	19,408,235

OmniAmerican Bancorp, Inc.	3,300	71,841

PNC Financial Services Group, Inc.	17,000	1,390,260

Wells Fargo & Company	356,300	16,539,446

Capital Markets 0.3%

Morgan Stanley	40,500	1,247,400

NGP Capital Resources Company	2,000	15,120

PennantPark Investment Corp.	13,000	148,720

Solar Capital, Ltd.	7,300	162,206

State Street Corp.	10,300	676,401

The Goldman Sachs Group, Inc.	8,600	1,431,470

Consumer Finance 0.2%

American Express Company	8,200	748,496

Capital One Financial Corp.	12,500	917,875

Nelnet, Inc., Class A	3,900	156,468

SLM Corp.	41,100	983,934

Insurance 1.8%

Aflac, Inc.	37,000	2,370,960

American Financial Group, Inc.	8,500	485,860

American International Group, Inc.	71,000	3,533,670

See notes to financial statements	Semiannual report | U.S. Equity Fund	13

	Shares	Value

Insurance (continued)

Assurant, Inc.	9,200	$603,796

Genworth Financial, Inc., Class A (I)	50,900	790,986

Hartford Financial Services Group, Inc.	41,100	1,446,309

Lincoln National Corp.	25,700	1,288,341

MetLife, Inc.	63,600	3,222,612

National Western Life Insurance Company, Class A	500	113,025

Primerica, Inc.	6,700	300,294

Principal Financial Group, Inc.	18,300	829,905

Protective Life Corp.	7,900	411,906

Prudential Financial, Inc.	31,400	2,655,812

StanCorp Financial Group, Inc.	5,200	344,136

Symetra Financial Corp.	15,700	309,290

The Allstate Corp.	14,000	759,640

Torchmark Corp.	7,700	596,827

Unum Group	29,300	1,019,054

Real Estate Management & Development 0.0%

Tejon Ranch Company (I)	2,900	102,805

Thrifts & Mortgage Finance 0.0%

Franklin Financial Corp. (I)	1,800	35,640

Health Care 24.5%		289,408,526

Biotechnology 2.0%

Amgen, Inc.	80,500	9,983,610

Biogen Idec, Inc. (I)	28,790	9,808,177

Celgene Corp. (I)	14,700	2,363,025

Gilead Sciences, Inc. (I)	11,400	943,806

Idenix Pharmaceuticals, Inc. (I)(L)	39,900	272,118

Theravance, Inc. (I)(L)	18,000	666,000

Health Care Equipment & Supplies 6.1%

Abbott Laboratories	366,400	14,575,392

Baxter International, Inc.	106,300	7,387,850

Becton, Dickinson and Company	44,900	5,173,378

C.R. Bard, Inc.	15,180	2,188,349

Covidien PLC	89,500	6,439,525

DENTSPLY International, Inc.	12,800	580,864

Edwards Lifesciences Corp. (I)	23,120	1,612,851

IDEXX Laboratories, Inc. (I)	11,100	1,397,490

Intuitive Surgical, Inc. (I)	7,970	3,545,295

Medtronic, Inc.	229,534	13,602,185

ResMed, Inc. (L)	28,200	1,241,364

St. Jude Medical, Inc.	68,100	4,584,492

Stryker Corp.	59,900	4,806,376

Varian Medical Systems, Inc. (I)	22,000	1,844,260

Zimmer Holdings, Inc.	38,300	3,594,072

Health Care Providers & Services 5.2%

Aetna, Inc.	42,005	3,054,184

AmerisourceBergen Corp.	19,800	1,343,430

Cardinal Health, Inc.	19,100	1,366,223

14	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Health Care Providers & Services (continued)

Cigna Corp.	19,300	$1,536,087

Express Scripts Holding Company (I)	207,010	15,589,923

HCA Holdings, Inc. (I)	24,400	1,249,280

Henry Schein, Inc. (I)	17,500	2,083,200

Humana, Inc.	17,900	2,013,034

Laboratory Corp. of America Holdings (I)	41,600	3,891,264

LifePoint Hospitals, Inc. (I)	6,900	374,325

MEDNAX, Inc. (I)	27,600	1,678,632

Patterson Companies, Inc.	15,000	617,400

Quest Diagnostics, Inc.	34,600	1,833,800

UnitedHealth Group, Inc.	282,546	21,832,329

WellPoint, Inc.	32,100	2,907,939

Health Care Technology 0.3%

Cerner Corp. (I)	50,740	3,113,914

Life Sciences Tools & Services 0.3%

Mettler-Toledo International, Inc. (I)	3,500	860,160

Techne Corp.	5,000	444,200

Waters Corp. (I)	17,200	1,916,080

Pharmaceuticals 10.6%

AbbVie, Inc.	51,100	2,601,501

Allergan, Inc.	57,326	7,280,402

Bristol-Myers Squibb Company	185,300	9,963,581

Eli Lilly & Company	214,700	12,798,267

Endo Health Solutions, Inc. (I)	200	15,964

Johnson & Johnson	584,100	53,807,292

Merck & Company, Inc.	379,925	21,651,926

Perrigo Company PLC	9,900	1,627,956

Pfizer, Inc.	477,912	15,345,754

Industrials 4.5%		53,287,802

Aerospace & Defense 1.0%

Alliant Techsystems, Inc.	3,500	471,765

Engility Holdings, Inc. (I)	9,700	404,781

Exelis, Inc.	20,700	422,901

General Dynamics Corp.	22,800	2,497,512

L-3 Communications Holdings, Inc.	9,400	1,084,760

National Presto Industries, Inc.	1,300	100,152

Northrop Grumman Corp.	6,100	738,283

Raytheon Company	20,700	2,026,737

United Technologies Corp.	32,700	3,826,554

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide, Inc. (L)	32,300	1,675,078

Commercial Services & Supplies 0.2%

Cenveo, Inc. (I)	17,000	57,630

Intersections, Inc.	4,200	25,746

Quad/Graphics, Inc.	5,100	114,087

Rollins, Inc.	15,950	476,267

Stericycle, Inc. (I)	17,400	1,983,600

See notes to financial statements	Semiannual report | U.S. Equity Fund	15

	Shares	Value

Electrical Equipment 0.2%

Emerson Electric Company	43,500	$2,838,810

Industrial Conglomerates 2.3%

3M Company	143,000	19,266,390

Danaher Corp.	107,800	8,245,622

Machinery 0.0%

Dover Corp.	4,400	414,920

Professional Services 0.2%

ICF International, Inc. (I)	4,300	173,806

Navigant Consulting, Inc. (I)	8,000	139,440

The Dun & Bradstreet Corp.	4,700	466,287

Verisk Analytics, Inc., Class A (I)	28,700	1,828,621

Trading Companies & Distributors 0.3%

Fastenal Company (L)	20,200	953,238

W.W. Grainger, Inc.	9,980	2,545,100

Transportation Infrastructure 0.1%

Wesco Aircraft Holdings, Inc. (I)	23,500	509,715

Information Technology 31.8%		375,693,602

Communications Equipment 4.2%

Cisco Systems, Inc.	1,126,806	24,564,371

QUALCOMM, Inc.	323,698	24,371,222

ViaSat, Inc. (I)	10,500	700,455

Electronic Equipment, Instruments & Components 0.4%

Arrow Electronics, Inc. (I)	10,600	600,278

Avnet, Inc.	10,500	457,065

Corning, Inc.	83,700	1,612,899

Ingram Micro, Inc., Class A (I)	19,600	577,220

TE Connectivity, Ltd.	15,900	931,422

Tech Data Corp. (I)	4,800	276,480

Internet Software & Services 6.1%

eBay, Inc. (I)	136,100	7,998,597

Google, Inc., Class A (I)	53,100	64,551,015

VistaPrint NV (I)(L)	6,500	319,930

IT Services 7.5%

Accenture PLC, Class A	125,500	10,460,425

Amdocs, Ltd.	33,600	1,494,528

Automatic Data Processing, Inc.	63,980	4,976,364

Broadridge Financial Solutions, Inc.	19,100	721,216

CACI International, Inc., Class A (I)	3,400	268,022

Cognizant Technology Solutions Corp., Class A (I)	58,800	6,118,728

Fiserv, Inc. (I)	28,200	1,637,010

Global Payments, Inc.	12,100	850,993

Higher One Holdings, Inc. (I)	13,600	108,800

IBM Corp.	274,997	50,921,194

Jack Henry & Associates, Inc.	18,100	1,052,153

ManTech International Corp., Class A	8,000	234,160

MasterCard, Inc., Class A	46,500	3,613,980

16	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

IT Services (continued)

ModusLink Global Solutions, Inc. (I)	8,700	$39,759

NeuStar, Inc., Class A (I)	14,100	505,062

Paychex, Inc. (L)	65,600	2,739,456

Teradata Corp. (I)	27,100	1,244,432

The Western Union Company (L)	91,100	1,524,103

Office Electronics 0.1%

Xerox Corp.	69,100	759,409

Semiconductors & Semiconductor Equipment 0.8%

Intel Corp.	257,200	6,368,272

Micron Technology, Inc. (I)	68,400	1,654,596

Texas Instruments, Inc.	23,700	1,065,552

Software 9.6%

ANSYS, Inc. (I)	18,900	1,578,528

CA, Inc.	21,300	713,550

Citrix Systems, Inc. (I)	37,200	2,233,860

FactSet Research Systems, Inc. (L)	8,790	925,499

Intuit, Inc.	55,900	4,368,585

MICROS Systems, Inc. (I)	15,300	849,303

Microsoft Corp.	1,528,585	58,560,091

Oracle Corp.	1,072,755	41,955,448

Symantec Corp.	74,100	1,591,668

Synopsys, Inc. (I)	30,500	1,232,200

Technology Hardware, Storage & Peripherals 3.1%

Apple, Inc.	31,400	16,523,936

EMC Corp.	357,800	9,435,186

Hewlett-Packard Company	251,634	7,518,824

Imation Corp. (I)	5,400	34,560

Seagate Technology PLC	19,000	991,610

Western Digital Corp.	21,400	1,861,586

Materials 0.6%		6,693,179

Chemicals 0.6%

Air Products & Chemicals, Inc.	100	12,132

E.I. du Pont de Nemours & Company	14,400	959,328

LyondellBasell Industries NV, Class A	16,400	1,444,512

Monsanto Company	23,000	2,530,460

Sigma-Aldrich Corp.	18,400	1,737,144

Paper & Forest Products 0.0%

Mercer International, Inc. (I)	1,100	9,603

Telecommunication Services 0.3%		3,480,684

Diversified Telecommunication Services 0.3%

AT&T, Inc.	85,905	2,742,948

CenturyLink, Inc.	23,600	737,736

Utilities 0.2%		2,767,528

Electric Utilities 0.1%

Exelon Corp.	45,800	1,392,778

See notes to financial statements	Semiannual report | U.S. Equity Fund	17

		Shares	Value

Multi-Utilities 0.1%

Public Service Enterprise Group, Inc.		37,500	$1,374,750

Rights 0.0%			$1,456

(Cost $1,820)

Health Care 0.0%			1,456
Community Health Systems, Inc. (I)		28,000	1,456

Warrants 0.0%			$178

(Cost $280)

Financials 0.0%			178
Tejon Ranch Company (Expiration Date: 8-31-16;
Strike Price: $40.00) (I)		44	178

	Yield (%)	Shares	Value

Securities Lending Collateral 1.4%			$16,046,458

(Cost $16,046,452)

John Hancock Collateral Investment Trust (W)	0.1432 (Y)	1,603,555	16,046,458

Money Market Funds 1.2%			$14,350,190

(Cost $14,350,190)

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	14,350,190	14,350,190

Total investments (Cost $780,618,948)† 101.2%		$1,195,790,321

Other assets and liabilities, net (1.2%)			($13,995,774)

Total net assets 100.0%		$1,181,794,547

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $803,306,043. Net unrealized appreciation aggregated $387,484,278, of which $389,076,989 related to appreciated investment securities and $1,592,711 related to depreciated investment securities.

18	U.S. Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $764,572,496) including
$15,272,544 of securities loaned)	$1,179,743,863
Investments in affiliated issuers, at value (Cost $16,046,452)	16,046,458

Total investments, at value (Cost $780,618,948)	1,195,790,321
Foreign currency, at value (Cost $5)	5
Receivable for fund shares sold	501,573
Dividends receivable	2,396,865
Receivable for securities lending income	9,240
Receivable due from advisor	741
Other receivables and prepaid expenses	41,519

Total assets	1,198,740,264

Liabilities

Due to custodian	43,449
Payable for fund shares repurchased	728,228
Payable upon return of securities loaned	16,057,774
Payable to affiliates
Accounting and legal services fees	14,318
Transfer agent fees	33,474
Trustees’ fees	1,264
Other liabilities and accrued expenses	67,210

Total liabilities	16,945,717

Net assets	$1,181,794,547

Net assets consist of

Paid-in capital	$734,739,049
Undistributed net investment income	1,636,676
Accumulated net realized gain (loss) on investments and foreign
currency transactions	30,247,712
Net unrealized appreciation (depreciation) on investments	415,171,110

Net assets	$1,181,794,547

See notes to financial statements	Semiannual report | U.S. Equity Fund	19

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($46,964,847 ÷ 3,637,313 shares)[1]	$12.91
Class I ($116,652,036 ÷ 9,057,726 shares)	$12.88
Class 1 ($56,792,732 ÷ 4,411,855 shares)	$12.87
Class NAV ($961,384,932 ÷ 74,679,931 shares)	$12.87

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.59

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	U.S. Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-14
(unaudited)1

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,990,924
Securities lending	106,336
Less foreign taxes withheld	(597)

Total investment income	12,096,663

Expenses

Investment management fees	4,326,736
Distribution and service fees	77,007
Accounting and legal services fees	67,073
Transfer agent fees	93,731
Trustees’ fees	7,238
State registration fees	27,278
Printing and postage	4,989
Professional fees	32,133
Custodian fees	59,640
Registration and filing fees	22,925
Expense recapture	2,247
Other	14,072

Total expenses	4,735,069
Less expense reductions	(65,443)

Net expenses	4,669,626

Net investment income	7,427,037

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	71,333,921
Investments in affiliated issuers	71

71,333,992
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	56,345,179
Investments in affiliated issuers	(1,212)

56,343,967

Net realized and unrealized gain	127,677,959

Increase in net assets from operations	$135,104,996

See notes to financial statements	Semiannual report | U.S. Equity Fund	21

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$7,427,037	$25,473,193
Net realized gain	71,333,992	232,222,898
Change in net unrealized appreciation (depreciation)	56,343,967	(12,546,041)

Increase in net assets resulting from operations	135,104,996	245,150,050

Distributions to shareholders
From net investment income
Class A	(628,059)	(275,342)
Class I	(1,916,341)	(918,712)
Series I	(1,070,734)	(718,206)
Class NAV	(17,961,426)	(23,728,681)
From net realized gain
Class A	(4,581,829)	—
Class I	(10,753,939)	—
Class 1	(5,861,712)	—
Class NAV	(95,978,912)	—

Total distributions	(138,752,952)	(25,640,941)

From fund share transactions	67,285,328	(711,668,690)

Total increase (decrease)	63,637,372	(492,159,581)

Net assets

Beginning of period	1,118,157,175	1,610,316,756

End of period	$1,181,794,547	$1,118,157,175

Undistributed net investment income	$1,636,676	$15,786,199

22	U.S. Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$10.33
Net investment income[3]	0.05	0.13	0.10
Net realized and unrealized gain on investments	1.50	1.45	1.20
Total from investment operations	1.55	1.58	1.30
Less distributions
From net investment income	(0.20)	(0.12)	(0.07)
From net realized gain	(1.46)	—	—
Total distributions	(1.66)	(0.12)	(0.07)
Net asset value, end of period	$12.91	$13.02	$11.56
Total return (%)[4,5]	12.16[6]	13.84	12.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$47	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[7]	1.35	1.39[7]
Expenses including reductions	1.29[7]	1.35[8]	1.35[7]
Net investment income	0.83[7]	1.03	1.06[7]
Portfolio turnover (%)	20	42	48[9,10]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 10-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
9 Excludes merger activity.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Semiannual report | U.S. Equity Fund	23

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$10.33
Net investment income[3]	0.08	0.18	0.13
Net realized and unrealized gain on investments	1.50	1.46	1.21
Total from investment operations	1.58	1.64	1.34
Less distributions
From net investment income	(0.26)	(0.18)	(0.11)
From net realized gain	(1.46)	—	—
Total distributions	(1.72)	(0.18)	(0.11)
Net asset value, end of period	$12.88	$13.02	$11.56
Total return (%)[4]	12.41[5]	14.35	13.11[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$117	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[6]	0.92	0.96[6]
Expenses including reductions	0.89[6]	0.89	0.89[6]
Net investment income	1.22[6]	1.48	1.47[6]
Portfolio turnover (%)	20	42	48[7,8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 10-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.
8 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

CLASS 1 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$11.04
Net investment income[3]	0.08	0.19	0.06
Net realized and unrealized gain on investments	1.50	1.45	0.46
Total from investment operations	1.58	1.64	0.52
Less distributions
From net investment income	(0.27)	(0.18)	—
From net realized gain	(1.46)	—	—
Total distributions	(1.73)	(0.18)	—
Net asset value, end of period	$12.87	$13.02	$11.56
Total return (%)[4]	12.39[5]	14.41	4.71[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$57	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.83	0.84[6]
Expenses including reductions	0.83[6]	0.83	0.84[6]
Net investment income	1.27[6]	1.54	1.77[6]
Portfolio turnover (%)	20	42	48[7,8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class 1 shares is 5-7-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.
8 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

24	U.S. Equity Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$13.03	$11.56	$9.84	$8.30	$8.25	$9.65
Net investment income[2]	0.09	0.20	0.16	0.14	0.12	0.13
Net realized and unrealized gain (loss)
on investments	1.48	1.46	1.68	1.52	0.05	(1.33)
Total from investment operations	1.57	1.66	1.84	1.66	0.17	(1.20)
Less distributions
From net investment income	(0.27)	(0.19)	(0.12)	(0.12)	(0.12)	(0.20)
From net realized gain	(1.46)	—	—	—	—	—
Total distributions	(1.73)	(0.19)	(0.12)	(0.12)	(0.12)	(0.20)
Net asset value, end of period	$12.87	$13.03	$11.56	$9.84	$8.30	$8.25
Total return (%)[3]	12.35[4]	14.55	18.86	20.03	1.92	(12.22)

Ratios and supplemental data

Net assets, end of period (in millions)	$961	$939	$1,477	$1,049	$902	$870
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.78	0.79	0.79	0.79	0.81
Expenses including reductions	0.78[5]	0.78	0.79	0.79	0.79	0.81
Net investment income	1.33[5]	1.60	1.51	1.47	1.33	1.72
Portfolio turnover (%)	20	42	48[6]	72	34	67

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.

See notes to financial statements	Semiannual report | U.S. Equity Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are

26	U.S. Equity Fund | Semiannual report

not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | U.S. Equity Fund	27

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $560. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	U.S. Equity Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.78% of the first $500 million aggregate net assets; b) 0.76% of the aggregate net assets between $500 million and $1 billion; and c) 0.74% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and the net assets of John Hancock U.S. Equity Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to limit the fund’s total expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees and state registration fees, printing and postage, short dividend expense and acquired fund fees. The waivers are such that these expenses will not exceed 0.20% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $1,259, $34,319, $1,668, and $28,197 for Class A, Class I, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2014.

Semiannual report | U.S. Equity Fund	29

The investment management fees incurred for the six months ended February 28, 2014, were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	ENDED 2-28-14

$30,698	$20,437	$31,208	$2.247

The amount recovered from Class A shares was $2,247.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,338 for the six months ended February 28, 2014. Of this amount, $10,353 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,554 was paid as sales commissions to broker-dealers and $431 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, CDSCs received by the Distributor amounted to $2,012 and $0 for Class A and Class C shares, respectively.

30	U.S. Equity Fund | Semiannual report

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014, were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$63,034	$28,876	$9,330	$2,000
I	—	$64,855	$17,948	$2,989
1	$13,973	—	—	—
Total	$77,007	$93,731	$27,278	$4,989

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	980,693	$13,089,799	1,934,007	$24,468,892
Distributions reinvested	399,274	5,066,786	22,838	261,948
Repurchased	(520,628)	(6,891,629)	(1,558,723)	(19,107,027)

Net increase	859,339	$11,264,956	398,122	$5,623,813

Class I shares

Sold	2,581,073	$33,779,313	3,557,592	$45,081,226
Distributions reinvested	965,747	12,216,695	64,128	733,620
Repurchased	(1,266,796)	(16,583,507)	(1,988,482)	(25,091,798)

Net increase	2,280,024	$29,412,501	1,633,238	$20,723,048

Semiannual report | U.S. Equity Fund	31

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	200,154	$2,658,355	869,126	$10,834,092
Distributions reinvested	548,453	6,932,446	62,835	718,206
Repurchased	(509,642)	(6,757,912)	(740,955)	(9,205,791)

Net increase	238,965	$2,832,889	191,006	$2,346,507

Class NAV shares

Sold	622,218	$7,925,975	2,600,931	$30,528,632
Distributions reinvested	9,014,267	113,940,338	2,076,000	23,728,681
Repurchased	(7,075,618)	(98,091,331)	(60,334,344)	(794,619,371)

Net increase (decrease)	2,560,867	$23,774,982	(55,657,413)	($740,362,058)

Total net increase (decrease)	5,939,195	$67,285,328	(53,435,047)	($711,668,690)

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $226,365,109 and $290,999,012, respectively, for the six months ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 65.5% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	25.97%
John Hancock Lifestyle Balanced Portfolio	25.26%
John Hancock Lifestyle Moderate Portfolio	8.12%
John Hancock Lifestyle Aggressive Portfolio	6.12%

32	U.S. Equity Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | U.S. Equity Fund	33

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	390SA 2/14
MF177887	4/14

John Hancock Emerging Markets Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	–10.99	18.42	—	1.55	0.19	–10.99	132.87	—	11.05

Class I2,3	–6.33	20.03	—	2.68	5.10	–6.33	149.14	—	19.78

Class R6[2,3]	–6.41	20.04	—	2.69	5.01	–6.41	149.29	—	19.89

Class NAV[3]	–6.26	20.20	—	2.82	5.16	–6.26	150.96	—	20.93

Index†	–5.67	17.24	—	2.65	4.88	–5.67	121.52	—	19.55

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.65	1.25	1.08	1.08
Gross (%)	1.65	1.25	16.99	1.08

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

6	Emerging Markets Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	5-1-07	$11,978	$11,978	$11,955

Class R6[3]	5-1-07	11,989	11,989	11,955

Class NAV[3]	5-1-07	12,093	12,093	11,955

MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 5-1-07.

2 Class A shares and Class I shares were first offered on 3-31-11; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | Emerging Markets Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,049.00	$7.93	1.56%

Class I	1,000.00	1,051.00	6.46	1.27%

Class R6	1,000.00	1,050.10	6.15	1.21%

Class NAV	1,000.00	1,051.60	5.44	1.07%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Emerging Markets Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,017.10	$7.80	1.56%

Class I	1,000.00	1,018.50	6.36	1.27%

Class R6	1,000.00	1,018.80	6.06	1.21%

Class NAV	1,000.00	1,019.50	5.36	1.07%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Emerging Markets Fund	9

Portfolio summary

Top 10 Holdings (9.1% of Net Assets on 2-28-14)[1,2]

Samsung Electronics Company, Ltd.	1.8%	Tencent Holdings, Ltd.	0.7%

Taiwan Semiconductor		Naspers, Ltd.	0.7%
Manufacturing Company, Ltd.	1.1%
		Hon Hai Precision Industry
Gazprom OAO, ADR	1.1%	Company, Ltd.	0.7%

China Construction Bank		Hyundai Motor Company	0.7%
Corp., H Shares	0.8%
		Cemex SAB de CV, ADR	0.7%
Industrial & Commercial Bank of China,
Ltd., H Shares	0.8%

Sector Composition[1,3]

Financials	24.8%	Consumer Staples	7.3%

Information Technology	13.4%	Telecommunication Services	4.1%

Materials	11.9%	Utilities	3.6%

Consumer Discretionary	11.0%	Health Care	2.3%

Industrials	10.6%	Short-Term Investments & Other	2.2%

Energy	8.8%

Top 10 Countries[1,2,3]

Taiwan	15.1%	India	6.9%

South Korea	15.0%	Mexico	5.3%

China	10.1%	Malaysia	4.7%

Brazil	9.7%	Hong Kong	4.7%

South Africa	7.8%	Russia	3.4%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Emerging Markets Fund | Semiannual report

Fund’s investments

Summary of fund’s investments as of 2-28-14 (unaudited)
(showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets

Common Stocks 96.3%	$2,168,588,522

(Cost $2,048,404,507)

Australia 0.0%		211,339	0.0%

Brazil 8.3%		186,489,942	8.3%

Banco Bradesco SA, ADR	605,607	7,115,881	0.3%

BM&F Bovespa SA	1,683,628	7,245,827	0.3%

BRF SA, ADR (L)	422,692	7,718,356	0.3%

Embraer SA, ADR (L)	167,129	5,999,931	0.3%

Gerdau SA, ADR	894,088	5,588,050	0.2%

Itau Unibanco Holding SA, ADR (L)	711,322	9,474,809	0.4%

Petroleo Brasileiro SA, ADR (L)	561,754	6,291,645	0.3%

Petroleo Brasileiro SA, ADR, Class A	837,292	9,762,825	0.4%

Vale SA, ADR, Ordinary A Shares (L)	622,881	8,826,224	0.4%

Vale SA, ADR, Preference A Shares	530,973	6,631,853	0.3%

OTHER SECURITIES		111,834,541	5.1%

Cayman Islands 0.0%		54,768	0.0%

Chile 1.6%		35,289,693	1.6%

China 10.1%		227,354,986	10.1%

Bank of China, Ltd., H Shares	30,879,075	13,003,463	0.6%

China Construction Bank Corp., H Shares	26,957,000	18,607,717	0.8%

China Petroleum & Chemical Corp., ADR (L)	105,002	9,285,327	0.4%

CNOOC, Ltd.	4,194,000	6,866,054	0.3%

Industrial & Commercial Bank of China, Ltd.,
H Shares	29,947,000	18,042,063	0.8%

Tencent Holdings, Ltd.	203,700	16,356,297	0.7%

OTHER SECURITIES		145,194,065	6.5%

Colombia 0.7%		15,466,780	0.7%

Bancolombia SA, ADR (L)	111,261	5,618,681	0.2%

OTHER SECURITIES		9,848,099	0.5%

See notes to financial statements	Semiannual report | Emerging Markets Fund	11

			% of
			Net
	Shares	Value	Assets

Cyprus 0.1%		$2,237,368	0.1%

Czech Republic 0.3%		6,597,878	0.3%

Egypt 0.1%		1,317,850	0.1%

Greece 0.4%		8,090,328	0.4%

Guernsey Channel Islands 0.0%		560,199	0.0%

Hong Kong 4.7%		105,964,443	4.7%

China Mobile, Ltd., ADR (L)	297,443	14,143,415	0.6%

OTHER SECURITIES		91,821,028	4.1%

Hungary 0.3%		6,161,533	0.3%

India 6.9%		155,907,927	6.9%

HDFC Bank, Ltd.	538,287	5,852,508	0.3%

Infosys, Ltd., ADR (L)	100,446	6,194,505	0.3%

Reliance Industries, Ltd.	764,698	9,858,761	0.4%

OTHER SECURITIES		134,002,153	5.9%

Indonesia 3.0%		68,858,016	3.0%

Astra International Tbk PT	9,170,500	5,505,496	0.2%

OTHER SECURITIES		63,352,520	2.8%

Luxembourg 0.0%		106,198	0.0%

Malaysia 4.7%		106,366,087	4.7%

CIMB Group Holdings BHD	2,537,902	5,550,237	0.2%

Malayan Banking BHD	2,333,736	6,971,753	0.3%

OTHER SECURITIES		93,844,097	4.2%

Malta 0.1%		1,742,667	0.1%

Mexico 5.3%		119,251,854	5.3%

Alfa SAB de CV, Class A	2,376,350	5,729,081	0.3%

Cemex SAB de CV, ADR (I)(L)	1,122,766	14,685,779	0.7%

Fomento Economico Mexicano SAB de
CV, ADR	114,228	9,780,201	0.4%

Grupo Financiero Banorte SAB de CV, Series O	1,482,720	9,599,119	0.4%

Grupo Mexico SAB de CV, Series B	1,884,988	5,771,205	0.3%

OTHER SECURITIES		73,686,469	3.2%

Netherlands 0.1%		2,652,232	0.1%

Peru 0.1%		2,135,882	0.1%

Philippines 1.3%		30,379,523	1.3%

Poland 2.5%		55,366,777	2.5%

Powszechna Kasa Oszczednosci Bank Polski
SA (L)	443,960	6,497,178	0.3%

OTHER SECURITIES		48,869,599	2.2%

Russia 3.4%		75,761,362	3.4%

Gazprom OAO, ADR	3,118,809	23,974,725	1.1%

Lukoil OAO, ADR	259,750	14,257,263	0.6%

Sberbank of Russia, ADR	1,163,719	11,977,186	0.5%

OTHER SECURITIES		25,552,188	1.2%

12	Emerging Markets Fund | Semiannual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets

South Africa 7.8%		$175,938,845	7.8%

FirstRand, Ltd. (L)	1,661,802	5,266,931	0.2%

MTN Group, Ltd. (L)	598,222	10,927,594	0.5%

Naspers, Ltd.	135,541	16,281,791	0.7%

Sanlam, Ltd.	1,598,767	7,845,777	0.3%

Sasol, Ltd.	228,205	11,586,615	0.5%

Standard Bank Group, Ltd.	700,342	8,004,622	0.4%

Steinhoff International Holdings, Ltd. (L)	1,150,158	5,535,895	0.2%

OTHER SECURITIES		110,489,620	5.0%

South Korea 15.0%		336,966,310	15.0%

Hana Financial Group, Inc.	224,604	8,786,164	0.4%

Hyundai Mobis	22,179	$6,513,126	0.3%

Hyundai Motor Company	64,299	14,772,775	0.7%

KB Financial Group, Inc., ADR	177,598	6,553,366	0.3%

Samsung C&T Corp.	100,931	5,956,977	0.3%

Samsung Electronics Company, Ltd.	31,776	40,253,920	1.8%

Samsung Electronics Company, Ltd., GDR	2,125	1,338,240	0.1%

Shinhan Financial Group Company, Ltd.,
ADR (L)	241,669	10,046,180	0.4%

OTHER SECURITIES		242,745,562	10.7%

Spain 0.0%		472,405	0.0%

Taiwan 15.1%		340,720,366	15.1%

Hon Hai Precision Industry Company, Ltd.	5,511,946	15,350,541	0.7%

Taiwan Semiconductor Manufacturing
Company, Ltd.	6,915,000	24,944,498	1.1%

OTHER SECURITIES		300,425,327	13.3%

Thailand 2.8%		62,945,545	2.8%

Turkey 1.6%		36,700,709	1.6%

Ukraine 0.0%		431,010	0.0%

United States 0.0%		87,700	0.0%

Preferred Securities 1.5%		$32,299,230

(Cost $46,265,995)

Brazil 1.4%		31,199,839	1.4%

Itau Unibanco Holding SA	414,188	5,532,302	0.2%

OTHER SECURITIES		25,667,537	1.2%

Chile 0.1%		564,806	0.1%

Colombia 0.0%		534,585	0.0%

Warrants 0.0%		$182,545

(Cost $99,514)

Warrants 0.0%		$182,545	0.0%

Rights 0.0%		$51,295

(Cost $0)

Rights 0.0%		$51,295	0.0%

See notes to financial statements	Semiannual report | Emerging Markets Fund	13

				% of
				Net
	Yield (%)	Shares	Value	Assets

Securities Lending Collateral 9.6%		$216,671,026

(Cost $216,625,280)

John Hancock Collateral
Investment Trust (W)	0.1432 (Y)	21,652,379	216,671,026	9.6%

Short-Term Investments 1.9%			$43,383,976

(Cost $43,383,976)

Money Market Funds 1.9%			43,383,976	1.9%

State Street Institutional
Liquid Reserves Fund	0.0736 (Y)	43,383,976	43,383,976	1.9%

Total investments (Cost $2,354,779,272)† 109.3%		$2,461,176,594		109.3%

Other Assets And Liabilities, net (9.3%)		(209,696,006)		(9.3)%

Total net assets 100.0%		$2,251,480,588		100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $2,367,186,865. Net unrealized appreciation aggregated $93,989,729, of which $483,389,441 related to appreciated investment securities and $389,399,712 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 2-28-14:

Financials	24.8%
Information Technology	13.4%
Materials	11.9%
Consumer Discretionary	11.0%
Industrials	10.6%
Energy	8.8%
Consumer Staples	7.3%
Telecommunication Services	4.1%
Utilities	3.6%
Health Care	2.3%
Short-Term Investments & Other	2.2%

Total	100.0%

14	Emerging Markets Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,138,153,992)
including $206,840,453 of securities loaned	$2,244,505,568
Investments in affiliated issuers, at value (Cost $216,625,280)	216,671,026

Total investments, at value (Cost $2,354,779,272)	2,461,176,594
Foreign currency, at value (Cost $5,562,545)	5,608,729
Cash held at broker for futures contracts	2,125,040
Receivable for investments sold	75,934
Receivable for fund shares sold	5,634,181
Dividends and interest receivable	3,555,503
Receivable for securities lending income	141,557
Other receivables and prepaid expenses	55,098

Total assets	2,478,372,636

Liabilities

Foreign capital gains tax payable	202,520
Payable for investments purchased	8,760,982
Payable for fund shares repurchased	250,300
Payable upon return of securities loaned	216,674,450
Payable for futures variation margin	315,120
Payable to affiliates
Accounting and legal services fees	27,847
Transfer agent fees	36,568
Trustees’ fees	2,321
Other liabilities and accrued expenses	621,940

Total liabilities	226,892,048

Net assets	$2,251,480,588

Net assets consist of

Paid-in capital	$2,179,231,678
Accumulated distributions in excess of net investment income	(16,466,692)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(18,149,976)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	106,865,578

Net assets	$2,251,480,588

See notes to financial statements	Semiannual report | Emerging Markets Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($145,365,252 ÷ 14,669,885 shares)[1]	$9.91
Class I ($45,227,704 ÷ 4,570,393 shares)	$9.90
Class R6 ($113,199 ÷ 11,442 shares)	$9.89
Class NAV ($2,060,774,433 ÷ 208,133,249 shares)	$9.90

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.43

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Emerging Markets Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,263,368
Securities lending	975,890
Interest	6,532
Less foreign taxes withheld	(2,600,037)

Total investment income	18,645,753

Expenses

Investment management fees	10,972,620
Distribution and service fees	107,407
Accounting and legal services fees	135,835
Transfer agent fees	89,702
Trustees’ fees	12,521
State registration fees	27,264
Printing and postage	21,399
Professional fees	49,532
Custodian fees	1,191,009
Registration and filing fees	29,981
Expense recapture	26
Other	28,214

Total expenses	12,665,510
Less expense reductions	(77,519)

Net expenses	12,587,991

Net investment income	6,057,762

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	42,446,588
Investments in affiliated issuers	2,482
Futures contracts	(1,398,723)
Foreign currency transactions	(416,030)

40,634,317
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	73,044,152[1]
Investments in affiliated issuers	(16,024)
Futures contracts	658,745
Translation of assets and liabilities in foreign currencies	148,163

73,835,036

Net realized and unrealized gain	114,469,353

Increase in net assets from operations	$120,527,115

1 Net of $202,520 decrease in deferred India foreign withholding taxes.

See notes to financial statements	Semiannual report | Emerging Markets Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$6,057,762	$31,282,955
Net realized gain	40,634,317	34,013,490
Change in net unrealized appreciation (depreciation)	73,835,036	(43,182,662)

Increase in net assets resulting from operations	120,527,115	22,113,783

Distributions to shareholders
From net investment income
Class A	(1,219,758)	(130,173)
Class I	(1,228,293)	(1,141,447)
Class R6	(2,072)	(1,209)
Class NAV	(40,776,992)	(30,510,643)

Total distributions	(43,227,115)	(31,783,472)

From fund share transactions	(88,697,003)	25,588,956

Total increase (decrease)	(11,397,003)	15,919,267

Net assets

Beginning of period	2,262,877,591	2,246,958,324

End of period	$2,251,480,588	$2,262,877,591

Undistributed (accumulated distributions in excess of) net
investment income	($16,466,692)	$20,702,661

18	Emerging Markets Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.58	$9.59	$10.65	$12.23
Net investment income[3]	—[4]	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.47	(0.03)	(1.10)	(1.68)
Total from investment operations	0.47	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.14)	(0.07)	(0.06)	—
From net realized gain	—	—	(0.01)	—
Total distributions	(0.14)	(0.07)	(0.07)	—
Net asset value, end of period	$9.91	$9.58	$9.59	$10.65
Total return (%)[5,6]	4.90[7]	0.60	(9.25)	(12.92)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$145	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[8]	1.74[9]	1.96	2.26[8]
Expenses including reductions	1.56[8]	1.74	1.75	1.75[8]
Net investment income (loss)	(0.02)[8]	0.85	1.10	2.29[8]
Portfolio turnover (%)	4	7	23	11[10]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Semiannual report | Emerging Markets Fund	19

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.59	$9.60	$10.67	$12.23
Net investment income[3]	0.02	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.47	(0.01)	(1.06)	(1.69)
Total from investment operations	0.49	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.18)	(0.13)	(0.11)	—
From net realized gain	—	—	(0.01)	—
Total distributions	(0.18)	(0.13)	(0.12)	—
Net asset value, end of period	$9.90	$9.59	$9.60	$10.67
Total return (%)[4]	5.10[5]	1.13	(8.87)	(12.76)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.21	1.23	1.26[6]
Expenses including reductions	1.27[6]	1.21	1.23	1.26[6]
Net investment income	0.35[6]	1.29	1.11	2.99[6]
Portfolio turnover (%)	4	7	23	11[7]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS R6 SHARES Period ended	2-28-14[1]	8-31-13	8-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.59	$9.60	$10.68
Net investment income[3]	0.02	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.46	—	(1.08)
Total from investment operations	0.48	0.12	(0.95)
Less distributions
From net investment income	(0.18)	(0.13)	(0.12)
From net realized gain	—	—	(0.01)
Total distributions	(0.18)	(0.13)	(0.13)
Net asset value, end of period	$9.89	$9.59	$9.60
Total return (%)[4]	5.01[5]	1.12	(8.80)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.94[7]	16.99	20.83
Expenses including reductions	1.21[7]	1.22	1.22
Net investment income	0.39[7]	1.18	1.33
Portfolio turnover (%)	4	7	23

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

20	Emerging Markets Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.60	$9.61	$10.68	$10.82	$9.09	$9.47
Net investment income[2]	0.03	0.13	0.14	0.15	0.08	0.10
Net realized and unrealized gain (loss)
on investments	0.47	—	(1.08)	0.61	1.77	(0.19)
Total from investment operations	0.50	0.13	(0.94)	0.76	1.85	(0.09)
Less distributions
From net investment income	(0.20)	(0.14)	(0.12)	(0.09)	(0.08)	(0.16)
From net realized gain	—	—	(0.01)	(0.81)	(0.04)	(0.13)
Total distributions	(0.20)	(0.14)	(0.13)	(0.90)	(0.12)	(0.29)
Net asset value, end of period	$9.90	$9.60	$9.61	$10.68	$10.82	$9.09
Total return (%)[3]	5.16[4]	1.25	(8.71)	6.13	20.43	1.07

Ratios and supplemental data

Net assets, end of period (in millions)	$2,061	$2,163	$2,107	$2,099	$1,590	$1,037
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[5]	1.08	1.07	1.07	1.08	1.07
Expenses including reductions	1.07[5]	1.08	1.07	1.07	1.08	1.07
Net investment income	0.55[5]	1.30	1.49	1.25	0.81	1.39
Portfolio turnover (%)	4	7	23	11	29	32

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Emerging Markets Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign

22	Emerging Markets Fund | Semiannual report

securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with market value of approximately $162,700,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$211,339	—	$211,339	—
Brazil	186,489,942	$95,413,656	91,076,286	—
Cayman Islands	54,768	—	54,768	—
Chile	35,289,693	8,495,774	26,793,919	—
China	227,354,986	22,098,756	204,824,517	$431,713
Colombia	15,466,780	15,419,970	46,810	—
Cyprus	2,237,368	—	2,237,368	—
Czech Republic	6,597,878	—	6,597,878	—
Egypt	1,317,850	—	1,317,850	—
Greece	8,090,328	—	8,090,328	—
Guernsey Channel Islands	560,199	—	560,199	—
Hong Kong	105,964,443	16,729,055	89,134,436	100,952
Hungary	6,161,533	—	6,161,533	—
India	155,907,927	13,581,109	142,278,638	48,180
Indonesia	68,858,016	2,889,983	65,931,701	36,332
Luxembourg	106,198	—	106,198	—
Malaysia	106,366,087	—	106,366,087	—
Malta	1,742,667	—	1,742,667	—
Mexico	119,251,854	119,131,664	15,546	104,644
Netherlands	2,652,232	2,618,821	33,411	—
Peru	2,135,882	2,135,882	—	—

Semiannual report | Emerging Markets Fund	23

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (cont.)
Philippines	$30,379,523	—	$30,379,523	—
Poland	55,366,777	—	55,366,777	—
Russia	75,761,362	$286,353	75,475,009	—
South Africa	175,938,845	12,034,981	163,903,864	—
South Korea	336,966,310	25,272,618	311,693,071	$621
Spain	472,405	—	472,405	—
Taiwan	340,720,366	7,241,190	333,479,176	—
Thailand	62,945,545	—	62,945,545	—
Turkey	36,700,709	587,804	36,107,694	5,211
Ukraine	431,010	—	431,010	—
United States	87,700	—	87,700	—
Preferred Securities
Brazil	31,199,839	—	31,199,839	—
Chile	564,806	—	564,806	—
Colombia	534,585	—	534,585	—
Warrants	182,545	182,449	96	—
Rights	51,295	21,815	29,480	—
Securities Lending
Collateral	216,671,026	216,671,026	—	—
Short-Term
Investments	43,383,976	43,383,976	—	—

Total Investments in
Securities	$2,461,176,594	$604,196,882	$1,856,252,059	$727,653
Other Financial
Instruments:
Futures	$658,745	$658,745	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the

24	Emerging Markets Fund | Semiannual report

lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $1,025.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Emerging Markets Fund	25

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2013, the fund has a short-term capital loss carryfoward of $12,103,882 and a long-term capital loss carryforward of $45,011,672 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

26	Emerging Markets Fund | Semiannual report

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2014, the fund used futures contracts to gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. During the six months ended February 28, 2014, the fund held futures contracts with notional values ranging up to $70.6 million as measured at each quarter end.

						UNREALIZED
OPEN	NUMBER OF					APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

Mini MSCI	808	Long	Mar 2014	$38,012,135	$38,670,880	$658,745
Emerging Markets
Index Futures
						$658,745

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable/payable for	Futures†	$658,745	—
futures

† Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the period end variation margin is separately disclosed in the Statements of assets and liabilities.

Semiannual report | Emerging Markets Fund	27

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

RISK	STATEMENT OF OPERATION LOCATION	FUTURES CONTRACTS

Equity contracts	Net realized gain (loss) on	($1,398,723)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

RISK	STATEMENT OF OPERATION LOCATION	FUTURES CONTRACTS

Equity contracts	Change in unrealized appreciation	$658,745
	(depreciation):

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC)

Management fee. The fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100,000,000 of the fund’s aggregate daily net assets and (b) 0.95% of the fund’s aggregate daily net assets in excess of $100,000,000. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion

28	Emerging Markets Fund | Semiannual report

to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class R6 shares, to the extent that the expenses for such class exceed 1.22% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waiver and/or reimbursement will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2014, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.75% for Class A and the limits for the remainder of the share classes above were unchanged.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $2,201, $1,954, $8,791 and $64,573 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2014.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	FEBRUARY 28, 2014

—	$17,292	$16,413	$5,906	$26

Amounts recovered by class

CLASS R6

$26

Semiannual report | Emerging Markets Fund	29

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $242,414 for the six months ended February 28, 2014. Of this amount, $41,384 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $200,383 was paid as sales commissions to broker-dealers and $647 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	Emerging Markets Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$107,407	$48,716	$9,595	$3,727
I	—	40,974	8,968	17,548
R6	—	12	8,701	124
Total	$107,407	$89,702	$27,264	21,399

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

BORROWER	AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$14,067,670	10	0.44%	$1,715

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	11,930,741	$120,532,213	2,469,135	$25,368,394
Distributions reinvested	120,613	1,218,190	12,335	130,132
Repurchased	(717,838)	(7,254,376)	(584,842)	(6,053,656)

Net increase	11,333,516	$114,496,027	1,896,628	$19,444,870

Class I shares

Sold	481,828	$4,878,379	9,385,696	$97,581,488
Distributions reinvested	36,666	369,965	14,732	154,983
Repurchased	(2,983,966)	(29,425,926)	(15,530,268)	(156,542,145)

Net decrease	(2,465,472)	($24,177,582)	(6,129,840)	($58,805,674)

Class R6 shares[1]

Sold	1,258	$12,921	1,743	$18,133
Distributions reinvested	35	351	—	—
Repurchased	(422)	(4,288)	(535)	(5,635)

Net increase	871	$8,984	1,208	$12,498

Semiannual report | Emerging Markets Fund	31

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,592,019	$16,281,000	12,033,436	$123,328,337
Distributions reinvested	4,041,327	40,776,992	2,900,251	30,510,643
Repurchased	(22,794,945)	(236,082,424)	(8,836,498)	(88,901,718)

Net increase (decrease)	(17,161,599)	($179,024,432)	6,097,189	$64,937,262

Total net increase (decrease)	(8,292,684)	($88,697,003)	1,865,185	$25,588,956

1 The inception date for Class R6 shares is 9-1-11.

Affiliates of the fund owned 82%, and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 28, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $79,980,654 and $257,028,703, respectively, for the six months ended February 28, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 88.4% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	33.1%
John Hancock Lifestyle Balanced Portfolio	23.1%
John Hancock Lifestyle Aggressive Portfolio	14.4%

32	Emerging Markets Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Emerging Markets Fund	33

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	368SA 2/14
MF177889	4/14

John Hancock
Emerging Markets Debt Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total									SEC 30-day	SEC 30-day
	returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-28-14	2-28-14

Class A	–8.74	—	—	5.13	1.64	–8.74	—	—	23.13	5.19	0.06

Class I3	–4.58	—	—	6.60	6.12	–4.58	—	—	30.48	5.69	1.30

Class NAV[3,4]	–4.72	—	—	6.10	6.22	–4.72	—	—	27.96	5.86	5.80

Index†	–3.02	—	—	7.96	5.88	–3.02	—	—	37.52	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV*
Net (%)	1.35	1.04	1.04
Gross (%)	1.54	1.27	1.04

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the JPMorgan EMBI Global Index.

See the following page for footnotes.

6	Emerging Markets Debt Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	1-4-10	$13,048	$13,048	$13,752

Class NAV[3]	1-4-10	12,796	12,796	13,752

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

JPMorgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-4-10.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class NAV shares were first offered on 6-20-13. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.

Semiannual report | Emerging Markets Debt Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,058.80	$6.89	1.35%

Class I	1,000.00	1,061.20	5.32	1.04%

Class NAV	1,000.00	1,062.20	4.45	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Emerging Markets Debt Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,018.10	$6.76	1.35%

Class I	1,000.00	1,019.60	5.21	1.04%

Class NAV	1,000.00	1,020.50	4.36	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Emerging Markets Debt Fund	9

Portfolio summary

Top 10 Issuers (34.9% of Net Assets on 2-28-14)[1,2]

Petroleos de Venezuela SA	6.5%	Republic of Philippines	2.7%

Government of Mexico	6.5%	Republic of Indonesia	2.3%

Federative Republic of Brazil	5.1%	Pertamina Persero PT	1.9%

Republic of Turkey	3.9%	Perusahaan Listrik Negara PT	1.7%

Government of Russia	2.8%	Pemex Project Funding Master Trust	1.5%

Portfolio Composition[1,3]

Foreign Government Obligations	35.0%	Utilities	3.8%

Energy	20.3%	Consumer Staples	2.8%

Financials	11.5%	Consumer Discretionary	1.1%

Materials	9.8%	Information Technology	0.7%

Industrials	6.4%	Short-Term Investments & Other	4.0%

Telecommunication Services	4.6%

Top 10 Countries[1,2,3]

Mexico	14.4%	Indonesia	5.9%

Brazil	8.0%	Netherlands	4.7%

Cayman Islands	7.7%	Peru	4.4%

Venezuela	7.5%	Luxembourg	4.1%

Turkey	6.2%	Colombia	3.9%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest, or settlement payments. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-14 and do not reflect subsequent downgrades or upgrades, if any.

10	Emerging Markets Debt Fund | Semiannual report

Fund’s investments

As of 2-28-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 61.0%			$133,096,706

(Cost $134,293,136)

Austria 1.0%				2,070,000

JBS Investments GmbH (S)	7.750	10-28-20	2,000,000	2,070,000

Brazil 1.6%				3,570,527

Cielo SA (S)	3.750	11-16-22	900,000	815,625

Vale Overseas, Ltd.	6.875	11-21-36	1,300,000	1,396,902

Votorantim Cimentos SA	7.250	04-05-41	1,400,000	1,358,000

Cayman Islands 7.7%				16,809,956

Banco BTG Pactual SA (S)	4.000	01-16-20	1,200,000	1,081,500

Banco BTG Pactual SA	5.750	09-28-22	1,000,000	885,000

Banco do Brasil SA (S)	5.875	01-19-23	400,000	395,000

Banco do Brasil SA (6.250% to 4-15-24, then
10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,000,000	2,403,750

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	1,000,000	980,000

Cementos Progreso Trust (S)	7.125	11-06-23	2,000,000	2,050,000

Comcel Trust (S)	6.875	02-06-24	1,800,000	1,860,750

Grupo Aval, Ltd.	4.750	09-26-22	500,000	475,000

Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06-30-21	1,170,000	1,203,638

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	1,465,000	1,465,000

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	2,000,000	2,050,000

Petrobras International Finance Company	5.375	01-27-21	1,180,000	1,183,318

Voto-Votorantim Overseas Trading Operations
V, Ltd.	6.625	09-25-19	700,000	777,000

Chile 1.9%				4,192,203

Corporacion Nacional del Cobre de Chile	5.625	09-21-35	1,500,000	1,541,694

Empresa de Transporte de Pasajeros Metro
SA (S)	4.750	02-04-24	800,000	820,674

Empresa Nacional del Petroleo	5.250	08-10-20	700,000	732,590

ENTEL Chile SA (S)	4.875	10-30-24	1,100,000	1,097,245

Colombia 2.6%				5,603,250

Ecopetrol SA	5.875	09-18-23	1,150,000	1,247,750

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,500,000	1,440,000

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	1,000,000	1,030,000

Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	1,800,000	1,885,500

Hong Kong 0.5%				1,030,180

CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,030,180

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	11

		Maturity
	Rate (%)	date	Par value^	Value

India 0.9%				$2,027,875

Reliance Industries, Ltd. (Q)(S)	5.875	02-05-18	550,000	479,875

Vedanta Resources PLC (S)	7.125	05-31-23	1,600,000	1,548,000

Indonesia 3.6%				7,844,000

Pertamina Persero PT (S)	6.000	05-03-42	4,700,000	4,100,750

Perusahaan Listrik Negara PT (S)	5.250	10-24-42	4,650,000	3,743,250

Ireland 1.8%				3,883,469

MTS International Funding, Ltd. (S)	8.625	06-22-20	1,450,000	1,707,375

Rosneft Oil Company (S)	4.199	03-06-22	400,000	365,000

Vnesheconombank	6.902	07-09-20	1,675,000	1,811,094

Isle of Man 1.0%				2,200,000

AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	2,200,000

Israel 0.6%				1,356,510

Israel Electric Corp., Ltd.	6.700	02-10-17	250,000	272,500

Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,000,000	1,084,010

Jamaica 0.9%				1,983,000

Digicel Group, Ltd.	8.250	09-30-20	1,200,000	1,269,000

Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	211,500

Digicel, Ltd. (S)	6.000	04-15-21	500,000	502,500

Kazakhstan 1.4%				2,996,438

KazAgro National Management
Holding JSC (S)	4.625	05-24-23	2,100,000	1,905,750

Zhaikmunai LP (S)	7.125	11-13-19	1,050,000	1,090,688

Luxembourg 4.1%				9,044,111

Altice Financing SA (S)	7.875	12-15-19	400,000	436,000

Altice Finco SA (S)	8.125	01-15-24	300,000	321,000

Gazprom Neft OAO (S)	4.375	09-19-22	1,850,000	1,690,438

Millicom International Cellular SA (S)	6.625	10-15-21	1,000,000	1,042,500

Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,000,000	2,020,486

Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	671,687

Sberbank of Russia	6.125	02-07-22	1,500,000	1,586,250

Sberbank of Russia (S)	6.125	02-07-22	200,000	211,500

Severstal OAO	5.900	10-17-22	1,100,000	1,064,250

Mexico 7.9%				17,268,044

Alpek SA de CV	4.500	11-20-22	1,350,000	1,296,000

America Movil SAB de CV	3.125	07-16-22	400,000	378,190

Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero	4.125	11-09-22	1,900,000	1,862,000

Comision Federal de Electricidad (S)	4.875	05-26-21	1,700,000	1,770,125

Grupo Bimbo SAB de CV (S)	4.500	01-25-22	1,000,000	1,013,573

Grupo Televisa SAB	8.500	03-11-32	700,000	915,600

Mexichem SAB de CV (S)	4.875	09-19-22	1,500,000	1,477,500

Mexichem SAB de CV (S)	6.750	09-19-42	1,000,000	962,500

Office Depot de Mexico SA de CV (S)	6.875	09-20-20	1,100,000	1,152,250

Petroleos Mexicanos	5.500	01-21-21	1,110,000	1,209,900

Petroleos Mexicanos	6.500	06-02-41	1,050,000	1,132,531

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,825,000	1,815,875

12	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Mexico (continued)

Trust F/1401 (S)	5.250	12-15-24	850,000	$845,750

Trust F/1401 (S)	6.950	01-30-44	1,500,000	1,436,250

Netherlands 4.7%				10,195,055

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	1,650,000	1,589,775

Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20	600,000	646,500

Lukoil International Finance BV	4.563	04-24-23	1,920,000	1,792,800

Majapahit Holding BV	7.750	01-20-20	870,000	998,325

Myriad International Holdings BV (S)	6.000	07-18-20	1,300,000	1,400,750

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	1,300,000	1,311,375

Petrobras Global Finance BV	4.375	05-20-23	1,350,000	1,224,495

VimpelCom Holdings BV (L)(S)	7.504	03-01-22	1,180,000	1,231,035

Panama 0.5%				1,156,375

Banco de Credito del Peru (S)	5.375	09-16-20	1,100,000	1,156,375

Paraguay 0.5%				1,042,500

Telefonica Celular del Paraguay SA	6.750	12-13-22	1,000,000	1,042,500

Peru 3.0%				6,578,325

Cia Minera Ares SAC (S)	7.750	01-23-21	2,100,000	2,152,500

SAN Miguel Industrias Pet SA (S)	7.750	11-06-20	2,000,000	2,055,000

Volcan Cia Minera SAA (S)	5.375	02-02-22	2,460,000	2,370,825

Philippines 0.2%				479,000

Power Sector Assets & Liabilities
Management Corp.	7.250	05-27-19	400,000	479,000

Russia 0.9%				1,969,500

EuroChem Mineral & Chemical Company OJSC	5.125	12-12-17	1,950,000	1,969,500

Thailand 1.3%				2,751,984

PTT Global Chemical PCL (S)	4.250	09-19-22	1,200,000	1,138,469

PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	1,600,000	1,613,515

Turkey 2.3%				4,983,860

KOC Holding AS	3.500	04-24-20	1,600,000	1,432,320

KOC Holding AS (S)	3.500	04-24-20	200,000	179,040

Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20	1,500,000	1,470,000

Turkiye Garanti Bankasi AS (S)	5.250	09-13-22	2,000,000	1,902,500

United Kingdom 0.7%				1,503,750

Afren PLC (S)	6.625	12-09-20	1,500,000	1,503,750

United States 2.6%				5,706,819

BBVA Bancomer SA	6.500	03-10-21	2,150,000	2,332,750

Pemex Project Funding Master Trust	6.625	06-15-35	3,080,000	3,374,069

Venezuela 6.5%				14,261,350

Petroleos de Venezuela SA	8.500	11-02-17	13,300,000	10,739,750

Petroleos de Venezuela SA (S)	9.000	11-17-21	400,000	285,800

Petroleos de Venezuela SA	9.000	11-17-21	1,500,000	1,071,750

Petroleos de Venezuela SA	9.750	05-17-35	3,150,000	2,164,050

Virgin Islands 0.3%				588,625

Sinopec Group Overseas Development
2012, Ltd.	3.900	05-17-22	600,000	588,625

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 35.0%			$76,455,665

(Cost $79,130,209)

Argentina 1.1%				2,439,546

Republic of Argentina
Bond	8.280	12-31-33	3,364,891	2,439,546

Bahrain 1.0%				2,205,000

Kingdom of Bahrain
Bond (S)	6.125	08-01-23	2,000,000	2,205,000

Bolivia 0.2%				384,000

Republic of Bolivia
Bond	4.875	10-29-22	400,000	384,000

Brazil 6.4%				14,005,831

Banco Nacional de Desenvolvimento
Economico e Social
Bond (S)	5.750	09-26-23	2,800,000	2,852,500

Federative Republic of Brazil
Bond	4.250	01-07-25	1,300,000	1,251,250
Bond	5.625	01-07-41	3,900,000	3,831,750
Bond	10.000	01-01-21	BRL 16,000,000	6,070,331

Colombia 1.3%				2,771,125

Republic of Colombia
Bond	4.375	07-12-21	2,000,000	2,085,000
Bond	7.375	09-18-37	550,000	686,125

Costa Rica 0.2%				508,750

Republic of Costa Rica
Bond	4.250	01-26-23	550,000	508,750

Croatia 0.9%				1,919,000

Republic of Croatia
Bond	5.500	04-04-23	1,900,000	1,919,000

Dominican Republic 0.7%				1,602,250

Government of Dominican Republic
Bond	7.500	05-06-21	1,450,000	1,602,250

Hungary 0.6%				1,321,450

Republic of Hungary
Bond	5.375	02-21-23	1,300,000	1,321,450

Indonesia 2.3%				4,934,000

Republic of Indonesia
Bond (S)	5.375	10-17-23	1,350,000	1,404,000
Bond	5.875	03-13-20	800,000	880,000
Bond	6.625	02-17-37	2,500,000	2,650,000

Lithuania 0.7%				1,543,750

Republic of Lithuania
Bond (S)	6.625	02-01-22	1,300,000	1,543,750

Mexico 6.5%				14,246,444

Government of Mexico
Bond	6.750	09-27-34	2,100,000	2,546,250
Bond	7.750	05-29-31	MXN 145,695,800	11,700,194

14	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Nigeria 0.5%				$1,010,000

Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	1,000,000	1,010,000

Panama 0.6%				1,367,413

Republic of Panama
Bond	4.300	04-29-53	200,000	158,600
Bond	6.700	01-26-36	1,050,000	1,208,813

Paraguay 0.1%				197,600

Republic of Paraguay
Bond (S)	4.625	01-25-23	200,000	197,600

Peru 1.4%				3,039,500

Republic of Peru
Bond	6.550	03-14-37	1,600,000	1,892,000
Bond	7.350	07-21-25	900,000	1,147,500

Philippines 2.7%				5,995,586

Republic of Philippines
Bond	4.950	01-15-21	PHP 48,000,000	1,099,961
Bond	5.500	03-30-26	2,100,000	2,370,375
Bond	7.750	01-14-31	1,850,000	2,525,250

Russia 2.8%				6,054,620

Government of Russia
Bond	7.500	03-31-30	5,219,500	6,054,620

Turkey 3.9%				8,425,700

Republic of Turkey
Bond	6.000	01-14-41	2,650,000	2,500,275
Bond	6.250	09-26-22	3,200,000	3,428,800
Bond	6.875	03-17-36	1,300,000	1,373,125
Bond	7.000	03-11-19	1,000,000	1,123,500

Uruguay 0.1%				247,600

Republic of Uruguay
Bond	7.625	03-21-36	200,000	247,600

Venezuela 1.0%				2,236,500

Republic of Venezuela
Bond	9.375	01-13-34	3,150,000	2,236,500

		Yield (%)	Shares	Value

Securities Lending Collateral 0.5%			$1,088,861

(Cost $1,088,819)

John Hancock Collateral Investment Trust (W)		0.1432 (Y)	108,812	1,088,861

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	15

	Par value	Value

Short-Term Investments 1.1%		$2,417,000

(Cost $2,417,000)

Repurchase Agreement 1.1%		2,417,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040%
to be repurchased at $2,417,008 on 3-3-14, collateralized by
$2,461,700 U.S. Treasury Notes, 0.250% due 9-30-15 (valued at
$2,465,408, including interest)	$2,417,000	2,417,000

Total investments (Cost $216,929,164)† 97.6%		$213,058,232

Other assets and liabilities, net 2.4%		$5,187,505

Total net assets 100.0%		$218,245,737

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

CMT Constant Maturity Treasury

MXN Mexican Peso

PHP Philippine Peso

(L) A portion of this security is on loan as of 2-28-14.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $84,225,978 or 38.6% of the fund’s net assets as of 2-28-14.

(W) The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $217,272,544. Net unrealized depreciation aggregated $4,214,312, of which $2,314,152 related to appreciated investment securities and $6,528,464 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 2-28-14:

Foreign Government Obligations	35.0%
Energy	20.3%
Financials	11.5%
Materials	9.8%
Industrials	6.4%
Telecommunication Services	4.6%
Utilities	3.8%
Consumer Staples	2.8%
Consumer Discretionary	1.1%
Information Technology	0.7%
Short-Term Investments & Other	4.0%

Total	100.0%

16	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $215,840,345) including
$1,027,653 of securities loaned)	$211,969,371
Investments in affiliated issuers, at value (Cost $1,088,819)	1,088,861

Total investments, at value (Cost $216,929,164)	213,058,232
Cash	707,047
Foreign currency, at value (Cost $9,390)	9,405
Receivable for investments sold	1,797,675
Receivable for fund shares sold	252,679
Receivable for forward foreign currency exchange contracts	3,847
Dividends and interest receivable	3,673,545
Receivable for securities lending income	309
Receivable due from advisor	16,871
Other receivables and prepaid expenses	26,666

Total assets	219,546,276

Liabilities

Payable for fund shares repurchased	131,515
Payable upon return of securities loaned	1,088,910
Distributions payable	841
Payable to affiliates
Accounting and legal services fees	2,847
Transfer agent fees	282
Trustees’ fees	44
Other liabilities and accrued expenses	76,100

Total liabilities	1,300,539

Net assets	$218,245,737

Net assets consist of

Paid-in capital	$221,741,507
Undistributed net investment income	189,952
Accumulated net realized gain (loss) on investments and foreign
currency transactions	182,031
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(3,867,753)

Net assets	$218,245,737

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	17

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($982,859 ÷ 102,143 shares)[1]	$9.62
Class I ($797,311 ÷ 82,810 shares)	$9.63
Class NAV ($216,465,567 ÷ 22,501,810 shares)	$9.62

Maximum offering price per share

Class A (net asset value per share ÷ 96.0%)[2]	$10.02

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,560,856
Securities lending	1,768
Less foreign taxes withheld	(1,366)

Total investment income	6,561,258

Expenses

Investment management fees	750,289
Distribution and service fees	412
Accounting and legal services fees	12,029
Transfer agent fees	728
Trustees’ fees	520
State registration fees	21,757
Printing and postage	14
Professional fees	40,533
Custodian fees	74,835
Registration and filing fees	24,441
Expense recapture	10,273
Other	5,124

Total expenses	940,955
Less expense reductions	(38,564)

Net expenses	902,391

Net investment income	5,658,867

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	211,237
Investments in affiliated issuers	(93)
Foreign currency transactions	192,070

403,214
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	6,167,576
Investments in affiliated issuers	42
Translation of assets and liabilities in foreign currencies	107,798

6,275,416

Net realized and unrealized gain	6,678,630

Increase in net assets from operations	$12,337,497

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	19

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13[1]

Increase (decrease) in net assets

From operations
Net investment income	$5,658,867	$1,651,907
Net realized gain	403,214	1,063,254
Change in net unrealized appreciation (depreciation)	6,275,416	(10,663,593)

Increase (decrease) in net assets resulting from operations	12,337,497	(7,948,432)

Distributions to shareholders
From net investment income
Class A	(7,089)	(508,291)
Class I	(22,453)	(139,370)
Class NAV	(5,514,379)	(1,117,429)
From net realized gain
Class A	(1,004)	(277,644)
Class I	(4,443)	(69,411)
Class NAV	(920,803)	—

Total distributions	(6,470,171)	(2,112,145)

From fund share transactions	16,848,273	189,902,247

Total increase	22,715,599	179,841,670

Net assets

Beginning of period	195,530,138	15,688,468

End of period	$218,245,737	$195,530,138

Undistributed net investment income	$189,952	$75,006

1 The inception date for Class NAV shares is 6-20-13.

20	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[3]	0.25	0.53	0.62	0.61	0.34
Net realized and unrealized gain (loss) on investments	0.29	(0.92)	0.31	(0.03)	0.58
Total from investment operations	0.54	(0.39)	0.93	0.58	0.92
Less distributions
From net investment income	(0.23)	(0.49)	(0.64)	(0.68)	(0.38)
From net realized gain	(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.27)	(0.72)	(0.84)	(0.75)	(0.38)
Net asset value, end of period	$9.62	$9.35	$10.46	$10.37	$10.54
Total return (%)[4,5]	5.88[6]	(4.30)	9.62	5.63	9.36[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	$13	$12	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	9.19[8]	1.86	1.99	1.82	1.85[8]
Expenses including reductions	1.35[8]	1.35	1.35	1.35	1.25[8]
Net investment income	5.29[8]	4.90	6.12	5.82	5.09[8]
Portfolio turnover (%)	12	92	191	123	112

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Emerging Markets Debt Fund	21

CLASS I SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[3]	0.25	0.56	0.66	0.67	0.36
Net realized and unrealized gain (loss) on investments	0.31	(0.91)	0.31	(0.04)	0.58
Total from investment operations	0.56	(0.35)	0.97	0.63	0.94
Less distributions
From net investment income	(0.24)	(0.53)	(0.68)	(0.73)	(0.40)
From net realized gain	(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.28)	(0.76)	(0.88)	(0.80)	(0.40)
Net asset value, end of period	$9.63	$9.35	$10.46	$10.37	$10.54
Total return (%)[4]	6.12[5]	(3.96)	10.06	6.12	9.62[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.54[6]	1.52	1.64	1.41	1.51[6]
Expenses including reductions	1.04[6]	0.98	0.95	0.88	0.88[6]
Net investment income	5.32[6]	5.26	6.52	6.28	5.47[6]
Portfolio turnover (%)	12	92	191	123	112

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13[2]

Per share operating performance

Net asset value, beginning of period	$9.34	$9.84
Net investment income[3]	0.26	0.07
Net realized and unrealized gain (loss) on investments	0.31	(0.50)
Total from investment operations	0.57	(0.43)
Less distributions
From net investment income	(0.25)	(0.07)
From net realized gain	(0.04)	—
Total distributions	(0.29)	(0.07)
Net asset value, end of period	$9.62	$9.34
Total return (%)[4]	6.22[5]	(4.36)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$216	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.90[6]
Expenses including reductions	0.87[6]	0.87[6]
Net investment income	5.47[6]	3.73[6]
Portfolio turnover (%)	12	92[7]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class NAV shares is 6-20-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22	Emerging Markets Debt Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation

Semiannual report | Emerging Markets Debt Fund	23

of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above except for securities lending collateral which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it

24	Emerging Markets Debt Fund | Semiannual report

invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Emerging Markets Debt Fund	25

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $207. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and

26	Emerging Markets Debt Fund | Semiannual report

the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $2.3 million to $12.0 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

Semiannual report | Emerging Markets Debt Fund	27

			CONTRACTUAL			NET UNREALIZED
CONTRACT	CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY	TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD 7,991,511	CAD 8,856,792	Toronto Dominion Bank	4-30-14	$3,847	—	$3,847

				$3,847	—	$3,847

Currency Abbreviation
CAD Canadian Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$3,847	—
contracts	forward foreign currency	currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	$183,756

Total		$183,756

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized appreciation	$79,574
	(depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other

28	Emerging Markets Debt Fund | Semiannual report

personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical as the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $250,000,000 of the fund’s average daily net assets, (b) 0.700% of the next $500,000,000 of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35% and 1.04%, for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $10,760, $10,860 and $16,944 for Class A, Class I and Class NAV shares, respectively, for the six months ended February 28, 2014.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the

Semiannual report | Emerging Markets Debt Fund	29

month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	FEBRUARY 28, 2014

$46,455	$92,950	$81,330	$32,383	$10,273

Amounts recovered by class

CLASS A	CLASS I	CLASS NAV	TOTAL

$16	$44	$10,213	$10,273

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,169 for the six months ended February 28, 2014. Of this amount, $159 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,010 was paid as sales commissions to broker-dealers. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more

30	Emerging Markets Debt Fund | Semiannual report

John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$412	$186	$10,762	$3
Class I	—	542	10,995	11

Total	$412	$728	$21,757	$14

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	97,098	$922,719	—	—
Distributions reinvested	542	5,153	—	—
Repurchased	(5,660)	(53,124)	(1,189,837)	(11,707,996)

Net increase (decrease)	91,980	$874,748	(1,189,837)	($11,707,996)

Class I shares

Sold	26,239	$258,840	69,347	$670,273
Distributions reinvested	2,485	23,679	235	2,195
Repurchased	(25,659)	(242,224)	(289,837)	(2,851,996)

Net increase (decrease)	3,065	$40,295	(220,255)	($2,179,528)

Class NAV shares[1]

Sold	1,172,312	$11,272,751	20,823,611	$203,637,438
Distributions reinvested	675,539	6,435,182	118,195	1,117,429
Repurchased	(185,163)	(1,774,703)	(102,684)	(965,096)

Net increase	1,662,688	$15,933,230	20,839,122	$203,789,771

Total net increase	1,757,733	$16,848,273	19,429,030	$189,902,247

1 The inception date for Class NAV shares is 6-20-13.

Affiliates of the fund owned 13%, 12%, and 100% of shares of beneficial interest of Class A, Class I, and Class NAV, respectively, on February 28, 2014.

Semiannual report | Emerging Markets Debt Fund	31

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities amounted to $55,733,290 and $23,015,574, respectively, for the six months ended February 28, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 99.2% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Lifestyle Balanced Portfolio	33.4%
John Hancock Funds II Lifestyle Growth Portfolio	21.2%
John Hancock Funds II Lifestyle Conservative Portfolio	17.4%
John Hancock Funds II Lifestyle Moderate Portfolio	16.4%

32	Emerging Markets Debt Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Emerging Markets Debt Fund	33

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	358SA 2/14
MF177892	4/14

John Hancock
International Small Company Fund

Semiannual report 2/28/14

IRELAND
FRANCE
POLAND
London
Dublin
Cork

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	19.88	20.53	—	3.13	14.17	19.88	154.36	—	27.30

Class I2,3	26.59	22.24	—	4.21	20.26	26.59	172.89	—	38.14

Class NAV[3]	26.82	22.43	—	4.37	20.42	26.82	175.06	—	39.80

Index†	26.65	23.78	—	4.25	20.00	26.65	190.55	—	38.50

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A and Class I shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A*	Class I*	Class NAV
Net (%)	1.63	1.23	1.09
Gross (%)	16.58	16.26	1.09

* Expenses have been estimated for the first year of the fund’s Class A shares and Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

6	International Small Company Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	4-28-06	$13,814	$13,814	$13,850

Class NAV[3]	4-28-06	13,980	13,980	13,850

MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 4-28-06.

2 Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | International Small Company Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,201.70	$8.90	1.63%

Class I	1,000.00	1,202.60	6.72	1.23%

Class NAV	1,000.00	1,204.20	5.90	1.08%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Small Company Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,016.70	$8.15	1.63%

Class I	1,000.00	1,018.70	6.16	1.23%

Class NAV	1,000.00	1,019.40	5.41	1.08%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | International Small Company Fund	9

Portfolio summary

Top 10 Holdings (3.4% of Net Assets on 2-28-14)[1,2]

Smurfit Kappa Group PLC	0.4%	Unione di Banche Italiane SCPA	0.3%

Barratt Developments PLC	0.4%	Banco Comercial Portugues SA	0.3%

Taylor Wimpey PLC	0.4%	Delta Lloyd NV	0.3%

Ashtead Group PLC	0.4%	Lonza Group AG	0.3%

Vestas Wind Systems A/S	0.3%	Melrose Industries PLC	0.3%

Sector Composition[1,3]

Industrials	25.0%	Health Care	5.9%

Consumer Discretionary	19.9%	Consumer Staples	5.4%

Financials	14.4%	Utilities	2.3%

Materials	10.1%	Telecommunication Services	1.8%

Information Technology	8.6%	Short-Term Investments & Other	0.7%

Energy	5.9%

Top 10 Countries[1,2,3]

United Kingdom	20.3%	Switzerland	4.9%

Japan	20.1%	France	4.7%

Canada	8.7%	Sweden	3.9%

Germany	5.5%	Italy	3.8%

Australia	5.4%	Hong Kong	3.0%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	International Small Company Fund | Semiannual report

Fund’s investments

Summary of fund’s investments as of 2-28-14 (unaudited)
(showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets

Common Stocks 99.3%		$603,182,148

(Cost $480,969,392)

Australia 5.4%		32,970,123	5.4%

Austria 1.0%		6,226,840	1.0%

Bahamas 0.0%		101,408	0.0%

Belgium 1.2%		7,354,040	1.2%

Bermuda 0.4%		2,514,219	0.4%

Hiscox, Ltd.	111,665	1,219,988	0.2%

OTHER SECURITIES		1,294,231	0.2%

Cambodia 0.0%		24,006	0.0%

Canada 8.7%		52,676,927	8.7%

Cayman Islands 0.0%		15,100	0.0%

China 0.1%		276,904	0.1%

Cyprus 0.0%		254,905	0.0%

Denmark 1.7%		10,488,195	1.7%

Jyske Bank AS (I)	19,610	1,178,242	0.2%

Vestas Wind Systems A/S (I)	55,798	2,009,882	0.3%

OTHER SECURITIES		7,300,071	1.2%

Faroe Islands 0.0%		127,966	0.0%

Finland 2.6%		15,931,270	2.6%

Elisa OYJ, Class A	54,577	1,526,588	0.3%

OTHER SECURITIES		14,404,682	2.3%

France 4.7%		28,478,473	4.7%

Lagardere SCA	39,934	1,601,581	0.3%

Peugeot SA (I)(L)	89,492	1,576,332	0.3%

Teleperformance	19,264	1,223,340	0.2%

OTHER SECURITIES		24,077,220	3.9%

See notes to financial statements	Semiannual report | International Small Company Fund	11

			% of
			Net
	Shares	Value	Assets

Gabon 0.0%		$127,436	0.0%

Germany 5.5%		33,506,342	5.5%

Celesio AG (L)	34,202	1,204,628	0.2%

Deutsche Wohnen AG	61,464	1,301,909	0.2%

Freenet AG	38,674	1,305,771	0.2%

Rheinmetall AG	15,900	1,201,468	0.2%

Rhoen-Klinikum AG	39,678	1,280,819	0.2%

OTHER SECURITIES		27,211,747	4.5%

Gibraltar 0.1%		659,576	0.1%

Greece 0.0%		5,809	0.0%

Guernsey, Channel Islands 0.0%		61,115	0.0%

Hong Kong 3.0%		17,980,320	3.0%

Esprit Holdings, Ltd. (I)	630,150	1,184,513	0.2%

OTHER SECURITIES		16,795,807	2.8%

India 0.1%		525,177	0.1%

Ireland 1.8%		10,675,560	1.8%

DCC PLC	26,347	1,394,298	0.2%

Henderson Group PLC	332,360	1,416,217	0.2%

Smurfit Kappa Group PLC	94,704	2,637,074	0.4%

OTHER SECURITIES		5,227,971	1.0%

Isle of Man 0.0%		163,168	0.0%

Israel 0.9%		5,286,168	0.9%

Italy 3.8%		23,238,519	3.8%

Azimut Holding SpA	35,238	1,174,519	0.2%

Unione di Banche Italiane SCPA	227,157	1,967,937	0.3%

OTHER SECURITIES		20,096,063	3.3%

Japan 20.1%		122,177,715	20.1%

Jersey, Channel Islands 0.2%		1,451,257	0.2%

Liechtenstein 0.1%		391,786	0.1%

Luxembourg 0.3%		1,851,007	0.3%

Malaysia 0.0%		101,692	0.0%

Malta 0.1%		497,377	0.1%

Mauritius 0.0%		125,277	0.0%

Monaco 0.0%		52,597	0.0%

Mongolia 0.0%		61,914	0.0%

Netherlands 2.2%		13,602,705	2.2%

Aalberts Industries NV	34,977	1,179,603	0.2%

Delta Lloyd NV	68,633	1,955,085	0.3%

Nutreco NV	25,711	1,171,033	0.2%

OTHER SECURITIES		9,296,984	1.5%

12	International Small Company Fund | Semiannual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets

New Zealand 1.1%		$6,395,358	1.1%

Norway 0.9%		5,471,176	0.9%

Portugal 0.9%		5,563,788	0.9%

Banco Comercial Portugues SA (I)	7,246,802	1,960,562	0.3%

OTHER SECURITIES		3,603,226	0.6%

Russia 0.0%		7,388	0.0%

Singapore 1.5%		8,853,478	1.5%

Spain 1.5%		8,814,036	1.5%

Sweden 3.9%		23,703,819	3.9%

Switzerland 4.9%		29,416,349	4.9%

Dufry AG (I)	7,421	1,257,389	0.2%

Informa PLC	188,246	1,645,929	0.3%

Lonza Group AG (I)	18,240	1,924,909	0.3%

OTHER SECURITIES		24,588,122	4.1%

Thailand 0.0%		22,301	0.0%

United Arab Emirates 0.0%		154,989	0.0%

United Kingdom 20.3%		123,303,093	20.3%

AMEC PLC	84,779	1,592,185	0.3%

Amlin PLC	165,498	1,244,861	0.2%

Ashtead Group PLC	151,134	2,214,403	0.4%

Barratt Developments PLC	338,761	2,493,116	0.4%

Bellway PLC	42,123	1,180,567	0.2%

Berkeley Group Holdings PLC	40,263	1,846,665	0.3%

Booker Group PLC	487,010	1,419,986	0.2%

Close Brothers Group PLC	48,826	1,197,031	0.2%

Cobham PLC	339,361	1,694,157	0.3%

D.S. Smith PLC (I)	307,884	1,817,853	0.3%

Daily Mail & General Trust PLC	83,972	1,478,605	0.2%

Drax Group PLC	129,743	1,751,078	0.3%

ICAP PLC	181,432	1,331,157	0.2%

IG Group Holdings PLC	108,566	1,150,302	0.2%

Inchcape PLC	146,217	1,535,507	0.3%

Inmarsat PLC	136,339	1,585,334	0.3%

John Wood Group PLC	105,549	1,347,613	0.2%

Melrose Industries PLC	337,557	1,853,747	0.3%

Pennon Group PLC	120,792	1,502,164	0.2%

Persimmon PLC (I)	69,046	1,670,441	0.3%

Rightmove PLC	26,393	1,216,514	0.2%

Serco Group PLC	157,045	1,212,574	0.2%

Spectris PLC	35,495	1,457,917	0.2%

Taylor Wimpey PLC	1,064,103	2,225,150	0.4%

Thomas Cook Group PLC (I)	512,467	1,587,120	0.3%

OTHER SECURITIES		83,697,046	13.7%

United States 0.3%		1,493,480	0.3%

See notes to financial statements	Semiannual report | International Small Company Fund	13

				% of
				Net
			Value	Assets

Preferred Securities 0.0%			$1,685

(Cost $2,309)

France 0.0%			1,685	0.0%

Warrants 0.0%			$104	0.0%

(Cost $0)

Rights 0.0%			$16,691	0.0%

(Cost $0)
				% of
				Net
	Yield	Shares	Value	Assets

Securities Lending Collateral 4.7%		$28,537,565

(Cost $28,537,867)

John Hancock Collateral
Investment Trust (W)	0.1432% (Y)	2,851,817	28,537,565	4.7%

Short-Term Investments 0.2%			$1,143,789

(Cost $1,143,789)

Money Market Funds 0.2%			1,143,789	0.2%

State Street Institutional Liquid Reserves Fund	0.0736% (Y)	1,143,789	1,143,789	0.2%

Total investments (Cost $510,653,357)† 104.2%		$632,881,982		104.2%

Other Assets And Liabilities, Net (4.2%)		(25,657,762)		(4.2)%

Total net assets 100.0%		$607,224,220		100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

(†) At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $513,102,256. Net unrealized appreciation aggregated $119,779,726, of which $158,815,821 related to appreciated investment securities and $39,036,095 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 2-28-14.

Industrials	25.0%
Consumer Discretionary	19.9%
Financials	14.4%
Materials	10.1%
Information Technology	8.6%
Energy	5.9%
Health Care	5.9%
Consumer Staples	5.4%
Utilities	2.3%
Telecommunication Services	1.8%
Short-Term Investments & Other	0.7%

Total	100.0%

14	International Small Company Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $482,115,490) including
$28,582,910 of securities loaned	$604,344,417
Investments in affiliated issuers, at value (Cost $28,537,867)	28,537,565

Total investments, at value (Cost $510,653,357)	632,881,982
Foreign currency, at value (Cost $1,924,840)	1,941,332
Receivable for investments sold	449,863
Receivable for fund shares sold	194,006
Dividends and interest receivable	749,094
Receivable for securities lending income	49,240
Receivable due from advisor	1,021
Other receivables and prepaid expenses	26,641

Total assets	636,293,179

Liabilities

Payable for investments purchased	173,703
Payable for fund shares repurchased	191,087
Payable upon return of securities loaned	28,539,657
Payable to affiliates
Accounting and legal services fees	7,406
Transfer agent fees	163
Trustees’ fees	333
Other liabilities and accrued expenses	156,610

Total liabilities	29,068,959

Net assets	$607,224,220

Net assets consist of

Paid-in capital	$600,372,552
Accumulated distributions in excess of net investment income	(2,684,393)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(112,721,942)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	122,258,003

Net assets	$607,224,220

See notes to financial statements	Semiannual report | International Small Company Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,451,629 ÷ 133,687 shares)[1]	$10.86
Class I ($143,835 ÷ 13,266 shares)	$10.84
Class NAV ($605,628,756 ÷ 55,860,860 shares)	$10.84

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.43

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	International Small Company Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,219,940
Securities lending	263,603
Interest	1,338
Less foreign taxes withheld	(308,791)

Total investment income	5,176,090

Expenses

Investment management fees	2,708,104
Distribution and service fees	620
Accounting and legal services fees	33,206
Transfer agent fees	358
Trustees’ fees	2,654
State registration fees	20,796
Printing and postage	956
Professional fees	31,011
Custodian fees	289,362
Registration and filing fees	20,931
Other	9,338

Total expenses	3,117,336
Less expense reductions	(38,578)

Net expenses	3,078,758

Net investment income	2,097,332

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,279,586
Investments in affiliated issuers	(828)
Foreign currency transactions	(75,291)

14,203,467
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	88,731,582
Investments in affiliated issuers	(1,003)
Translation of assets and liabilities in foreign currencies	43,942

88,774,521

Net realized and unrealized gain	102,977,988

Increase in net assets from operations	$105,075,320

See notes to financial statements	Semiannual report | International Small Company Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$2,097,332	$5,563,433
Net realized gain (loss)	14,203,467	(724,925)
Change in net unrealized appreciation (depreciation)	88,774,521	57,207,212

Increase in net assets resulting from operations	105,075,320	62,045,720

Distributions to shareholders
From net investment income
Class A	(3,939)	—
Class I	(1,428)	—
Class NAV	(7,586,748)	(4,447,729)

Total distributions	(7,592,115)	(4,447,729)

From fund share transactions	(8,030,673)	210,109,848

Total increase	89,452,532	267,707,839

Net assets

Beginning of period	517,771,688	250,063,849

End of period	$607,224,220	$517,771,688

Undistributed (accumulated distributions in excess of) net
investment income	($2,684,393)	$2,810,390

18	International Small Company Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]	8-31-13[2]

Per share operating performance

Net asset value, beginning of period	$9.11	$8.50
Net investment income[3]	—[4]	—[4]
Net realized and unrealized gain on investments	1.83	0.61
Total from investment operations	1.83	0.61
Less distributions
From net investment income	(0.08)	—
Net asset value, end of period	$10.86	$9.11
Total return (%)[5,6]	20.17[7]	7.18[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.80[9]	18.73[9]
Expenses including reductions	1.63[9]	1.63[9]
Net investment income	0.06[9]	0.08[9]
Portfolio turnover (%)	4	9[10]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class A shares is 6-27-13.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-12 to 8-31-13.

See notes to financial statements	Semiannual report | International Small Company Fund	19

CLASS I SHARES Period ended	2-28-14[1]	8-31-13[2]

Per share operating performance

Net asset value, beginning of period	$9.12	$8.50
Net investment income[3]	0.03	0.01
Net realized and unrealized gain on investments	1.81	0.61
Total from investment operations	1.84	0.62
Less distributions
From net investment income	(0.12)	—
Net asset value, end of period	$10.84	$9.12
Total return (%)[4]	20.26[5]	7.29[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.57[7]	18.78[7]
Expenses including reductions	1.23[7]	1.23[7]
Net investment income	0.57[7]	0.47[7]
Portfolio turnover (%)	4	9[8]

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class I shares is 6-27-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for period from 9-1-12 to 8-31-13.

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.12	$7.59	$8.15	$7.08	$7.11	$8.49
Net investment income[2]	0.04	0.15	0.14	0.14	0.08	0.11
Net realized and unrealized gain (loss)
on investments	1.81	1.52	(0.55)	1.08	0.20	(1.24)
Total from investment operations	1.85	1.67	(0.41)	1.22	0.28	(1.13)
Less distributions
From net investment income	(0.13)	(0.14)	(0.15)	(0.15)	(0.31)	(0.10)
From net realized gain	—	—	—	—	—	(0.15)
Total distributions	(0.13)	(0.14)	(0.15)	(0.15)	(0.31)	(0.25)
Net asset value, end of period	$10.84	$9.12	$7.59	$8.15	$7.08	$7.11
Total return (%)[3]	20.42[4]	22.17	(4.87)	17.11	3.87	(12.23)

Ratios and supplemental data

Net assets, end of period (in millions)	$606	$518	$250	$191	$151	$125
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[5]	1.09	1.09	1.09	1.12	1.09
Expenses including reductions	1.08[5]	1.09	1.09	1.09	1.12	1.09
Net investment income	0.74[5]	1.73	1.91	1.61	1.11	2.03
Portfolio turnover (%)	4	9	9	14	28	21

1 Six months ended 2-28-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

20	International Small Company Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees or each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee,

Semiannual report | International Small Company Fund	21

following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$32,970,123	$77,664	$32,840,495	$51,964
Austria	6,226,840	—	6,226,840	—
Bahamas	101,408	—	101,408	—
Belgium	7,354,040	—	7,354,021	19
Bermuda	2,514,219	—	2,514,219	—
Cambodia	24,006	—	24,006	—
Canada	52,676,927	52,671,350	3,519	2,058
Cayman Islands	15,100	15,100	—	—
China	276,904	—	276,904	—
Cyprus	254,905	—	254,905	—
Denmark	10,488,195	—	10,488,195	—
Faroe Islands	127,966	—	127,966	—
Finland	15,931,270	—	15,931,270	—
France	28,478,473	—	28,478,473	—
Gabon	127,436	—	127,436	—
Germany	33,506,342	55,843	33,450,499	—
Gibraltar	659,576	—	659,576	—
Greece	5,809	—	5,707	102
Guernsey, Channel
Islands	61,115	5,343	55,772	—
Hong Kong	17,980,320	13,358	17,934,677	32,285
India	525,177	—	525,177	—
Ireland	10,675,560	—	10,675,560	—
Isle of Man	163,168	—	163,168	—
Israel	5,286,168	83,455	5,202,713	—
Italy	23,238,519	—	23,238,264	255
Japan	122,177,715	—	122,177,715	—
Jersey, Channel Islands	1,451,257	—	1,451,257	—

22	International Small Company Fund | Semiannual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (continued)
Liechtenstein	$391,786	—	$391,786	—
Luxembourg	1,851,007	—	1,851,007	—
Malaysia	101,692	—	101,692	—
Malta	497,377	—	497,377	—
Mauritius	125,277	—	125,277	—
Monaco	52,597	—	52,597	—
Mongolia	61,914	—	61,914	—
Netherlands	13,602,705	—	13,602,705	—
New Zealand	6,395,358	—	6,395,358	—
Norway	5,471,176	—	5,471,176	—
Portugal	5,563,788	—	5,563,788	—
Russia	7,388	—	7,388	—
Singapore	8,853,478	—	8,853,478	—
Spain	8,814,036	—	8,814,036	—
Sweden	23,703,819	—	23,703,819	—
Switzerland	29,416,349	—	29,416,349	—
Thailand	22,301	—	22,301	—
United Arab Emirates	154,989	—	154,989	—
United Kingdom	123,303,093	$350,092	122,940,376	$12,625
United States	1,493,480	808,458	685,022	—
Preferred Securities
France	1,685	—	1,685	—
Warrants	104	15	89	—
Rights	16,691	—	16,691	—
Securities Lending
Collateral	28,537,565	28,537,565	—	—
Short-Term Investments	1,143,789	1,143,789	—	—

Total Investments in
Securities	$632,881,982	$83,762,032	$549,020,642	$99,308

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the

Semiannual report | International Small Company Fund	23

borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $287. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

24	International Small Company Fund | Semiannual report

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2013, the fund has a capital loss carryforward of $126,272,315 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT	NO EXPIRATION DATE
AUGUST 31, 2018	LONG TERM

$124,137,010	$2,135,305

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service

Semiannual report | International Small Company Fund	25

providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 0.95% of the fund’s average daily aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust (combined average daily aggregate net assets). The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.63% and 1.23%, for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

26	International Small Company Fund | Semiannual report

Accordingly, these expense reductions amounted to $10,663, $10,905 and $17,010 for Class A, Class I and Class NAV for the six months ended February 28, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	FEBRUARY 1, 2017

—	—	$6,722	$21,551	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rate of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for Class A shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,479 for the six months ended February 28, 2014. Of this amount, $2,079 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,400 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

Semiannual report | International Small Company Fund	27

John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Shares Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$620	$279	$10,266	$569
I	—	79	10,530	387
Total	$620	$358	$20,796	$956

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN		WEIGHTED AVERAGE
BORROWER OR LENDER	BALANCE	DAYS OUTSTANDING	INTEREST RATE	INTEREST EXPENSE

Borrower	10,560,642	1	0.44%	(129)

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	125,616	$1,320,765	12,208	$103,984
Distributions reinvested	291	2,969	—	—
Repurchased	(4,428)	(46,417)	—	—

Net increase	121,479	$1,277,317	12,208	$103,984

28	International Small Company Fund | Semiannual report

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class I shares[1]

Sold	1,501	$15,008	11,765	$100,000

Net increase	1,501	$15,008	11,765	$100,000

Class NAV shares

Sold	352,398	$3,564,098	23,920,670	$210,947,692
Distributions reinvested	746,727	7,586,748	541,086	4,447,729
Repurchased	(1,965,385)	(20,473,844)	(687,829)	(5,489,557)

Net increase (decrease)	(866,260)	($9,322,998)	23,773,927	$209,905,864

Total net increase (decrease)	(743,280)	($8,030,673)	23,797,900	$210,109,848

1 The inception date for Class A and Class I shares is 6-27-13.

Affiliates of the fund owned 9%, 1% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $22,638,973 and $37,670,762, respectively, for the six months ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 99.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Lifestyle Growth Portfolio	34.5%
John Hancock Funds II Lifestyle Balanced Portfolio	26.5%
John Hancock Funds II Lifestyle Aggressive Portfolio	15.2%
John Hancock Funds II Lifestyle Moderate Portfolio	5.2%

Semiannual report | International Small Company Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

30	International Small Company Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	424SA 2/14
MF177890	4/14

John Hancock Small Cap Value Fund

Semiannual report 2/28/14

John Hancock
INVESTMENTS

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A2	$1,000.00	$998.40	$2.63	1.60%

Class I2	1,000.00	998.40	2.14	1.30%

Class R6[2]	1,000.00	999.00	1.87	1.14%

Class NAV	1,000.00	1,151.60	5.92	1.11%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Small Cap Value Fund 1

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,016.90	$8.00	1.60%

Class I	1,000.00	1,018.30	6.51	1.30%

Class R6	1,000.00	1,019.10	5.71	1.14%

Class NAV	1,000.00	1,019.30	5.56	1.11%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period).

2 Small Cap Value Fund | Semiannual report

Portfolio summary

Top 10 Holdings (23.7% of Net Assets on 2-28-14)[1,2]

Belden, Inc.	3.5%	GATX Corp.	2.2%

Helen of Troy, Ltd.	2.9%	United Stationers, Inc.	2.1%

Charles River Laboratories		Amsurg Corp.	2.0%
International, Inc.	2.4%
		Webster Financial Corp.	2.0%
Mueller Industries, Inc.	2.4%
		Albany International Corp., Class A	1.9%
G&K Services, Inc., Class A	2.3%

Sector Composition[1,3]

Financials	21.1%	Materials	6.6%

Industrials	18.2%	Energy	5.5%

Information Technology	14.1%	Utilities	4.4%

Consumer Discretionary	11.7%	Consumer Staples	3.2%

Health Care	11.5%	Short-Term Investments & Other	3.7%

1 As a percentage of net assets on 2-28-14.
2 Cash and cash equivalents not included.
3 The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

Semiannual report | Small Cap Value Fund 3

Fund’s investments

As of 2-28-14 (unaudited)

	Shares	Value

Common Stocks 96.3%		$175,565,883

(Cost $111,976,888)

Consumer Discretionary 11.7%		21,307,798

Diversified Consumer Services 1.6%

Matthews International Corp., Class A	71,340	2,927,078

Hotels, Restaurants & Leisure 0.3%

Choice Hotels International, Inc.	10,490	512,227

Household Durables 2.9%

Helen of Troy, Ltd. (I)	81,640	5,331,908

Multiline Retail 1.8%

Fred’s, Inc., Class A	164,130	3,271,111

Specialty Retail 5.1%

Advance Auto Parts, Inc.	1,250	159,200

Ascena Retail Group, Inc. (I)	171,500	3,136,735

Stage Stores, Inc. (L)	124,580	2,466,684

The Cato Corp., Class A	124,790	3,502,855

Consumer Staples 3.2%		5,837,985

Food & Staples Retailing 1.4%

Casey’s General Stores, Inc.	36,430	2,495,091

Food Products 1.8%

Cranswick PLC	71,444	1,502,488

Post Holdings, Inc. (I)	32,220	1,840,406

Energy 5.5%		10,033,597

Energy Equipment & Services 2.4%

Era Group, Inc. (I)	67,208	1,898,626

SEACOR Holdings, Inc. (I)(L)	27,548	2,436,896

Oil, Gas & Consumable Fuels 3.1%

Diamondback Energy, Inc. (I)	33,765	2,172,102

Scorpio Tankers, Inc.	356,090	3,486,121

Whiting Petroleum Corp. (I)	580	39,852

Financials 21.1%		38,403,122

Banks 10.3%

First Busey Corp.	243,202	1,447,052

First Midwest Bancorp, Inc.	163,220	2,720,877

First Niagara Financial Group, Inc.	177,120	1,606,478

Flushing Financial Corp.	82,068	1,700,449

4	Small Cap Value Fund | Semiannual report	See notes to financial statements

	Shares	Value
Banks (continued)

Hancock Holding Company	48,680	$1,677,513

International Bancshares Corp.	129,670	3,005,751

MB Financial, Inc.	71,880	2,194,496

Webster Financial Corp.	115,110	3,564,957

WestAmerica Bancorp. (L)	15,497	779,189

Capital Markets 0.8%

Ares Capital Corp.	3,360	60,581

Solar Capital, Ltd.	60,360	1,341,199

Insurance 4.8%

Alleghany Corp. (I)	210	80,955

AMERISAFE, Inc.	38,600	1,680,644

Assured Guaranty, Ltd.	83,200	2,042,560

Platinum Underwriters Holdings, Ltd.	29,000	1,699,980

Primerica, Inc.	70,270	3,149,501

Reinsurance Group of America, Inc.	1,210	93,158

White Mountains Insurance Group, Ltd.	110	63,752

Real Estate Investment Trusts 3.5%

Campus Crest Communities, Inc.	160,049	1,325,206

Corrections Corp. of America	1,950	65,033

DiamondRock Hospitality Company	142,992	1,804,559

Education Realty Trust, Inc.	172,620	1,627,807

Mid-America Apartment Communities, Inc.	890	60,200

Summit Hotel Properties, Inc.	165,770	1,531,715

Thrifts & Mortgage Finance 1.7%

Northwest Bancshares, Inc. (L)	214,600	3,079,510

Health Care 11.5%		20,942,037

Health Care Equipment & Supplies 2.9%

Haemonetics Corp. (I)	9,030	329,414

ICU Medical, Inc. (I)	49,000	2,835,140

STERIS Corp.	46,260	2,134,899

Health Care Providers & Services 2.8%

Amsurg Corp. (I)	83,920	3,680,731

Corvel Corp. (I)	29,800	1,371,098

Health Care Technology 2.1%

Allscripts Healthcare Solutions, Inc. (I)	131,120	2,434,898

MedAssets, Inc. (I)	58,690	1,425,580

Life Sciences Tools & Services 3.7%

Charles River Laboratories International, Inc. (I)	74,700	4,437,927

ICON PLC (I)	48,940	2,292,350

Industrials 18.2%		33,134,832

Aerospace & Defense 1.4%

Cubic Corp.	49,100	2,553,200

Air Freight & Logistics 1.1%

Atlas Air Worldwide Holdings, Inc. (I)	27,940	841,832

UTi Worldwide, Inc.	126,110	1,240,922

See notes to financial statements	Semiannual report | Small Cap Value Fund	5

	Shares	Value
Commercial Services & Supplies 7.1%

ACCO Brands Corp. (I)(L)	297,190	$1,759,365

Clean Harbors, Inc. (I)	840	39,698

G&K Services, Inc., Class A	66,890	4,189,321

SP Plus Corp. (I)	118,498	3,110,573

United Stationers, Inc.	89,330	3,808,138

Industrial Conglomerates 0.1%

Carlisle Companies, Inc.	1,420	112,634

Machinery 6.3%

Albany International Corp., Class A	97,970	3,534,758

ESCO Technologies, Inc.	66,320	2,376,909

Luxfer Holdings PLC, ADR	60,330	1,203,584

Mueller Industries, Inc.	70,720	4,418,586

Trading Companies & Distributors 2.2%

GATX Corp.	60,800	3,945,312

Information Technology 14.1%		25,761,056

Electronic Equipment, Instruments & Components 8.3%

Belden, Inc.	87,770	6,330,850

Coherent, Inc. (I)	27,490	1,873,444

MTS Systems Corp.	19,990	1,418,490

ScanSource, Inc. (I)	61,320	2,407,423

Zebra Technologies Corp., Class A (I)	45,640	3,148,704

IT Services 2.2%

Forrester Research, Inc.	70,180	2,541,920

MAXIMUS, Inc.	31,918	1,525,361

Semiconductors & Semiconductor Equipment 0.8%

Maxim Integrated Products, Inc.	2,830	92,569

Micrel, Inc.	125,860	1,313,978

Software 1.1%

MICROS Systems, Inc. (I)	1,850	102,694

Verint Systems, Inc. (I)	40,470	1,894,401

Technology Hardware, Storage & Peripherals 1.7%

Diebold, Inc.	83,210	3,111,222

Materials 6.6%		12,106,674

Chemicals 4.5%

Innospec, Inc.	47,070	2,048,016

Koppers Holdings, Inc.	45,930	1,816,072

Sensient Technologies Corp.	38,940	2,041,624

Zep, Inc.	130,400	2,295,040

Containers & Packaging 0.9%

Aptargroup, Inc.	820	54,259

Greif, Inc., Class A	32,810	1,642,469

Paper & Forest Products 1.2%

Deltic Timber Corp.	35,100	2,209,194

6	Small Cap Value Fund | Semiannual report	See notes to financial statements

		Shares	Value
Utilities 4.4%			$8,038,782

Electric Utilities 1.2%

UNS Energy Corp.		34,800	2,105,748

Westar Energy, Inc.		1,110	37,984

Gas Utilities 3.2%

Atmos Energy Corp.		46,940	2,163,934

New Jersey Resources Corp.		17,880	804,779

The Laclede Group, Inc.		29,720	1,362,662

UGI Corp.		1,760	78,654

WGL Holdings, Inc.		36,950	1,485,021

	Yield (%)	Shares	Value

Securities Lending Collateral 3.0%			$5,570,689

(Cost $5,569,989)
John Hancock Collateral Investment Trust (W)	0.1432 (Y)	556,690	5,570,689

		Par value	Value

Short-Term Investments 3.8%			$6,900,000

(Cost $6,900,000)

Repurchase Agreement 3.8%			6,900,000

Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-14 at
0.060% to be repurchased at $6,900,035 on 3-3-14, collateralized by $3,793,368 Government National Mortgage Association,
3.500%–6.000% due 3-15-27 to 2-20-44 (valued at 4,055,942,
including interest) and $2,849,388 Federal National Mortgage
Association, 3.500%–4.000% due 4-1-25 to 9-1-43 (valued at
$2,982,058, including interest)		$6,900,000	6,900,000

Total investments (Cost $124,446,877)† 103.1%			$188,036,572

Other assets and liabilities, net (3.1%)			($5,663,351)

Total net assets 100.0%			$182,373,221

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $124,948,977. Net unrealized appreciation aggregated $63,087,595, of which $64,296,907 related to appreciated investment securities and $1,209,312 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Small Cap Value Fund	7

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $118,876,888) including
$5,401,722 of securities loaned	$182,465,883
Investments in affiliated issuers, at value (Cost $5,569,989)	5,570,689

Total investments, at value (Cost $124,446,877)	188,036,572
Cash	26,138
Receivable for fund shares sold	15,232
Dividends and interest receivable	156,413
Receivable for securities lending income	546
Receivable due from advisor	169
Other receivables and prepaid expenses	73,527

Total assets	188,308,597

Liabilities

Payable for investments purchased	281,827
Payable upon return of securities loaned	5,567,117
Payable to affiliates
Accounting and legal services fees	2,111
Transfer agent fees	61
Trustees’ fees	95
Other liabilities and accrued expenses	84,165

Total liabilities	5,935,376

Net assets	$182,373,221

Net assets consist of
Paid-in capital	$115,069,309
Accumulated distributions in excess of net investment income	(31)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	3,714,248
Net unrealized appreciation (depreciation) on investments	63,589,695

Net assets	$182,373,221

8	Small Cap Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($454,232 ÷ 23,627 shares)[1]	$19.23
Class I ($99,858 ÷ 5,192 shares)	$19.23
Class R6 ($99,885 ÷ 5,192 shares)	$19.24
Class NAV ($181,719,246 ÷ 9,447,792 shares)	$19.23

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Small Cap Value Fund	9

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,171,477
Securities lending	8,838
Interest	1,664

Total investment income	1,181,979

Expenses

Investment management fees	874,663
Distribution and service fees	79
Accounting and legal services fees	9,714
Transfer agent fees	62
Trustees’ fees	805
State registration fees	8,744
Printing and postage	17
Professional fees	21,636
Custodian fees	12,535
Registration and filing fees	14,643
Other	5,899

Total expenses	948,797
Less expense reductions	(13,825)

Net expenses	934,972

Net investment income	247,007

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,177,837
Investments in affiliated issuers	179
Foreign currency transactions	206
7,178,222
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,119,670
Investments in affiliated issuers	(644)
15,119,026
Net realized and unrealized gain	22,297,248

Increase in net assets from operations	$22,544,255

10	Small Cap Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	2-28-14	ended
	(Unaudited)	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$247,007	$698,666
Net realized gain	7,178,222	15,238,018
Change in net unrealized appreciation (depreciation)	15,119,026	13,481,384

Increase in net assets resulting from operations	22,544,255	29,418,068

Distributions to shareholders
From net investment income
Class NAV	(333,052)	(1,674,157)
From net realized gain
Class NAV	(16,952,094)	(11,908,469)

Total distributions	(17,285,146)	(13,582,626)

From fund share transactions	34,152,414	1,488,676

Total increase	39,411,523	17,324,118

Net assets

Beginning of period	142,961,698	125,637,580

End of period	$182,373,221	$142,961,698

Undistributed (accumulated distributions in excess of) net
investment income	($31)	$86,014

See notes to financial statements	Semiannual report | Small Cap Value Fund	11

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	—[3]
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$19.23
Total return (%)[4,5]	(0.16)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.73[8]
Expenses including reductions	1.60[8]
Net investment income	0.03[8]
Portfolio turnover (%)	12[9]

1 Period from 12-30-13 (inception date) to 2-28-14. Unaudited
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period 9-1-13 to 2-28-14.

CLASS I SHARES Period ended	2-28-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	—[3]
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$19.23
Total return (%)[4]	(0.16)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.39[7]
Expenses including reductions	1.30[7]
Net investment loss	(0.12)[7]
Portfolio turnover (%)	12[8]

1 Period from 12-30-13 (inception date) to 2-28-14. Unaudited
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 9-1-13 to 2-28-14.

12	Small Cap Value Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	2-28-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	—[3]
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$19.24
Total return (%)[4]	(0.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.28[7]
Expenses including reductions	1.14[7]
Net investment income	0.04[7]
Portfolio turnover (%)	12[8]

1 Period from 12-30-13 (inception date) to 2-28-14. Unaudited
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 9-1-13 to 2-28-14.

CLASS NAV SHARES Period ended	2-28-14[1]	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.47	$16.57	$15.81	$13.72	$12.50	$10.00
Net investment income[3]	0.03	0.09	0.17	0.10	0.07	0.03
Net realized and unrealized gain on investments	2.76	3.63	1.78	2.75	1.39	2.47
Total from investment operations	2.79	3.72	1.95	2.85	1.46	2.50
Less distributions
From net investment income	(0.04)	(0.22)	(0.06)	(0.10)	(0.06)	—
From net realized gain	(1.99)	(1.60)	(1.13)	(0.66)	(0.18)	—
Total distributions	(2.03)	(1.82)	(1.19)	(0.76)	(0.24)	—
Net asset value, end of period	$19.23	$18.47	$16.57	$15.81	$13.72	$12.50
Total return (%)[4]	15.16[5]	24.20	12.84	20.54	11.72	25.00[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$182	$143	$126	$149	$131	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.11	1.11	1.11	1.14	1.32[6]
Expenses including reductions	1.11[6]	1.11	1.11	1.11	1.14	1.32[6]
Net investment income	0.29[6]	0.51	1.05	0.61	0.51	0.33[6]
Portfolio turnover (%)	12	19	18	16	22	9

1 Six months ended 2-28-14. Unaudited.
2 The inception date for Class NAV shares is 12-16-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Small Cap Value Fund	13

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

14 Small Cap Value Fund | Semiannual report

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$21,307,798	$21,307,798	—	—
Consumer Staples	5,837,985	4,335,497	$1,502,488	—
Energy	10,033,597	10,033,597	—	—
Financials	38,403,122	38,403,122	—	—
Health Care	20,942,037	20,942,037	—	—
Industrials	33,134,832	33,134,832	—	—
Information Technology	25,761,056	25,761,056	—	—
Materials	12,106,674	12,106,674	—	—
Utilities	8,038,782	8,038,782	—	—
Securities Lending
Collateral	5,570,689	5,570,689	—	—
Short-Term Investments	6,900,000	—	6,900,000	—

Total Investments in
Securities	$188,036,572	$179,634,084	$8,402,488	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for

Semiannual report | Small Cap Value Fund 15

repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2014 were $211. For the six months ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets

16 Small Cap Value Fund | Semiannual report

of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals and real estate investment trusts.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical as the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.10% of the first $100,000,000 of the fund’s average daily net assets and (b) 1.05% of the next $500,000,000 of the fund’s average daily net assets and c) 1.00% of the fund’s average daily

Semiannual report | Small Cap Value Fund 17

net assets in excess of $600,000,000. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has agreed to contractually waive and/or reimburse fund expenses for Class A, Class I, and Class R6 shares, to the extent that the expenses for each class exceed 1.60%, 1.30% and 1.20%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waiver and/or reimbursement will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination of that this is appropriate under the circumstances at that time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Accordingly, these expense reductions amounted to $2,946, $2,915, $2,925 and $5,039 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2014 were equivalent to a net annual effective rate of 1.02% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

18 Small Cap Value Fund | Semiannual report

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	FEBRUARY 28, 2014

—	—	—	$5,859	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended February 28, 2014, there were no up front sales charges for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$79	$37	$2,915	$8
I	—	21	2,915	5
R6	—	4	2,914	4
Total	$79	$62	$8,744	$17

Semiannual report | Small Cap Value Fund 19

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2014 and the year ended August 31, 2013 were as follows:

	Six months ended 2-28-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	23,627	$445,923	—	—

Net increase	23,627	$445,923	—	—

Class I shares[1]

Sold	5,192	$100,000	—	—

Net increase	5,192	$100,000	—	—

Class R6 shares[1]

Sold	5,192	$100,000	—	—

Net increase	5,192	$100,000	—	—

Class NAV shares

Sold	1,077,652	$21,800,424	229,949	$4,077,510

Distributions reinvested	901,677	17,285,146	851,042	13,582,626
Repurchased	(272,372)	(5,579,079)	(924,561)	(16,171,460)

Net increase	1,706,957	$33,506,491	156,430	$1,488,676

Total net increase	1,740,968	$34,152,414	156,430	$1,488,676

1 The inception date for A, I, and R6 is 12-30-13.

Affiliates of the fund owned 22%, 100%, 100%, and 100% of shares of beneficial interest of Class A, Class I, Class R6, and Class NAV, respectively, on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $33,306,200 and $19,120,519, respectively, for the six months ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 99.6% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	36.0%
John Hancock Lifestyle Balanced Portfolio	30.1%
John Hancock Lifestyle Aggressive Portfolio	17.6%
John Hancock Lifestyle Moderate Portfolio	8.1%

20 Small Cap Value Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Small Cap Value Fund 21

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	439SA 2/14
MF177893	4/14

John Hancock
Retirement Living Portfolios

Semiannual report 2/28/14

John Hancock INVESTMENTS

Management’s discussion of
Portfolio performance

From the Portfolio Management Team of John Hancock Asset Management

John Hancock
Retirement Living Portfolios

Market review

During the six months ended February 28, 2014, global stocks contended with uncertainty about the vigor and durability of the global economic recovery. However, investors were heartened by the accommodative policies of key central banks, including the U.S. Federal Reserve (Fed), the European Central Bank, and the Bank of Japan. U.S. stocks climbed for the six-month period, with the broadly based S&P 500 Index up 15.07%, but returns varied across market caps and investment disciplines. Neither the U.S. government’s temporary shutdown in October nor news in December of the Fed’s planned tapering of its bond buying did much to impede the market through year end. However, conditions shifted in January, as investors worried about financial turmoil in emerging markets, some disappointing corporate earnings reports, fears around future Fed tapering, and sluggish economic growth in Europe and China.

Although emerging-market stocks performed well in the first two months of the period, disappointing economic growth, outflows of investment capital, and currency weakness hampered these stocks thereafter. Fortunately, worries about emerging markets eased a bit in February, and reassuring comments from new Fed Chair Janet Yellen helped most equity markets end the period on a positive note.

Bond markets around the world struggled under the pressure of rising interest rates for much of the period. In the United States, intermediate-term bonds, as represented by the broadly based Barclays U.S. Aggregate Bond Index, produced a semiannual gain of 2.84%. However, early in the new year, jitters around tightening credit conditions in China and a looming currency crisis in Argentina sent U.S. bond yields lower, with a corresponding increase in bond prices. Meanwhile, credit-oriented fixed-income instruments, such as high-yield bonds, bank loans, and multi-sector bonds, did even better than the interest-rate-sensitive sectors of the bond market, benefiting from investors’ ongoing appetite for higher-yielding alternatives.

Outlook

We expect the U.S. economy to continue to improve, bolstered by an ongoing recovery in housing, job creation, and a still-buoyant U.S. equity market. Moreover, further action by the Fed to downsize its stimulative bond-buying program could have a significant impact on the financial markets. Equities sold off when the Fed first raised the likelihood of tapering back in May 2013, but had the opposite reaction when the decision to taper was announced in December. Going forward, we believe the stock market could interpret further tapering as an affirmation of stronger, more sustainable economic growth. While current equity valuations are not cheap, we look for rising top-line revenues to support earnings growth and thereby bring downward pressure on price-to-earnings ratios, making valuations more attractive.

For the
Market Index	six months ended
Total Returns	February 28, 2014

U.S. Stocks

S&P 500 Index	15.07%
Russell Midcap Index	17.66%
Russell 2000 Index	17.75%
FTSE NAREIT All Equity REIT Index	11.66%

International Stocks

MSCI EAFE Index	15.12%
MSCI Emerging Markets Index	4.88%
MSCI EAFE Small Cap Index	20.00%

Fixed Income

Barclays U.S. Aggregate Bond Index	2.84%
Bank of America Merrill Lynch U.S. High
Yield Master II Index	7.41%
JPMorgan Global Government Bonds
Unhedged Index	3.48%

2	Retirement Living Portfolios | Semiannual report

From an international perspective, we believe there could be modest growth in the eurozone in 2014. Elsewhere, we are optimistic about the direction taken by Japan’s government, and we will continue to monitor its implementation of aggressive growth initiatives aimed at ending the deflationary spiral that has plagued Japan’s economy for more than 20 years. In our view, emerging markets will likely offer divergent opportunities, depending in part on each nation’s economic growth and the health of its current account, which is a gauge of a nation’s global trade activity.

On the fixed-income side, we believe interest rates have stabilized for the moment, but we expect the continued Fed tapering to lead to higher rates, which would be a headwind for U.S. Treasuries and other rate-sensitive sectors. On the other hand, non-investment-grade credit and emerging-market bonds offer the potential for better returns in our view.

Retirement Living through 2050 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2050 Portfolio’s Class A shares returned 13.92%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 14.45%. The Morningstar, Inc. target-date 2046–2050 fund category returned an average 12.90%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as exposure to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included International Small-Cap Fund (Franklin Templeton) and Fundamental Global Franchise Fund (JHAM). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Semiannual report | Retirement Living Portfolios	3

Retirement Living through 2045 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2045 Portfolio’s Class A shares returned 13.86%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 14.45%. The Morningstar, Inc. target-date 2041–2045 fund category returned an average 13.25%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included International Small-Cap Fund (Franklin Templeton) and Fundamental Global Franchise Fund (JHAM). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2040 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2040 Portfolio’s Class A shares returned 13.97%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 14.45%. The Morningstar, Inc. target-date 2036–2040 fund category returned an average 12.46%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included International Small-Cap Fund (Franklin Templeton) and Fundamental Global Franchise Fund (JHAM). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2035 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2035 Portfolio’s Class A shares returned 13.80%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 14.45%. The Morningstar, Inc. target-date 2031–2035 fund category returned an average 12.43%.1

The portfolio’s performance was supported by the strong absolute returns of both developed-world equities, including those in the United States, plus its allocation to health care and technology stocks, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

4	Retirement Living Portfolios | Semiannual report

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included International Small-Cap Fund (Franklin Templeton) and Fundamental Global Franchise Fund (JHAM). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2030 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2030 Portfolio’s Class A shares returned 13.15%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 13.54%. The Morningstar, Inc. target-date 2026–2030 fund category returned an average 11.12%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included Capital Appreciation Value Fund (T. Rowe Price), Redwood Fund (Allianz), and International Small-Cap Fund (Franklin Templeton). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2025 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2025 Portfolio’s Class A shares returned 12.11%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 12.42%. The Morningstar, Inc. target-date 2021–2025 fund category returned an average 10.55%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Strategic Growth Fund (JHAM). Detractors from performance included Capital Appreciation Value Fund (T. Rowe Price), Redwood Fund (Allianz), and International Small-Cap Fund (Franklin Templeton). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Semiannual report | Retirement Living Portfolios	5

Retirement Living through 2020 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2020 Portfolio’s Class A shares returned 10.83%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 10.94%. The Morningstar, Inc. target-date 2016–2020 fund category returned an average 8.98%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare and information technology, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Blue Chip Growth Fund (T. Rowe Price), Capital Appreciation Fund (Jennison), Science & Technology Fund (T. Rowe Price/Allianz), and Active Bond Fund (Declaration/JHAM). Detractors from performance included Capital Appreciation Value Fund (T. Rowe Price), Redwood Fund (Allianz),and U.S. Equity Fund (GMO). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2015 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2015 Portfolio’s Class A shares returned 9.31%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 9.58%. The Morningstar, Inc. target-date 2011–2015 fund category returned an average 8.05%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare stocks, as well as to credit-sensitive bond sectors such as high-yield and multi-sector bonds. The portfolio was negatively impacted by its exposure to global natural resources and international small-cap stocks, as well as a large passive equity position.

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Active Bond Fund (Declaration/JHAM), Total Return Fund (PIMCO), and Blue Chip Growth Fund (T. Rowe Price). Detractors from performance included Capital Appreciation Value Fund (T. Rowe Price), Redwood Fund (Allianz), and Global Shareholder Yield (Epoch). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

Retirement Living through 2010 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Living through 2010 Portfolio’s Class A shares returned 8.19%, excluding sales charges. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 8.41%. The Morningstar, Inc. target-date 2000–2010 fund category returned an average 7.17%.1

The portfolio’s performance was supported by the strong absolute returns of developed-world equities, including those in the United States, plus its allocation to healthcare, as well as to credit-sensitive bond sectors such as high-yield and multisector bonds. The portfolio was negatively impacted by its exposure to global natural resources, as well as a large passive equity position.

6	Retirement Living Portfolios | Semiannual report

A diverse range of underlying fund managers and strategies affected the portfolio’s overall performance. Among its top positive contributors were Active Bond Fund (Declaration/JHAM), Total Return Fund (PIMCO), and Blue Chip Growth Fund (T. Rowe Price). Detractors from performance included Capital Appreciation Value Fund (T. Rowe Price), Redwood Fund (Allianz), and U.S. Equity Fund (GMO). Relative results also were negatively impacted by the portfolio’s position in Strategic Equity Allocation Fund (JHAM), a global equity strategy implemented with a passive index replication, which comprises roughly 40% of the portfolio’s total equity allocation.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

The portfolios’ performance depends on the advisor’s and subadvisors’ skills in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive results. They employ certain techniques that are intended to reduce risk and volatility in the portfolios and provide protection against a decline in the portfolios’ assets. However, there is no guarantee that any investment strategy will be successful or that the portfolios’ objectives will be achieved. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

1 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Semiannual report | Retirement Living Portfolios	7

John Hancock Retirement Living through 2050 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	91.2% OF TOTAL

Large Blend	42.0%

U.S. Large Cap	19.0%

International Large Cap	9.1%

U.S. Mid Cap	5.1%

Emerging Markets	4.6%

International Small Cap	4.1%

U.S. Small Cap	2.1%

Natural Resources	1.9%

Health Sciences	1.3%

Real Estate	1.1%

Global Large Cap	0.9%

FIXED INCOME	4.6% OF TOTAL

Multi-Sector Bond	1.3%

High Yield Bond	1.1%

Bank Loan	0.9%

Intermediate Bond	0.8%

Global Bond	0.4%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	4.2% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A1	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1 year	13.96%	19.69%	19.96%	19.80%	20.23%	20.43%	20.49%	20.45%	25.37%	0.15%	24.01%

Since inception	6.47%	8.63%	8.81%	8.70%	8.99%	9.16%	9.20%	9.13%	14.13%	3.61%	13.63%

Cumulative returns

6 months	8.23%	13.77%	13.92%	13.77%	13.97%	14.16%	14.22%	14.07%	15.07%	2.84%	14.45%

1 year	13.96%	19.69%	19.96%	19.80%	20.23%	20.43%	20.49%	20.45%	25.37%	0.15%	24.01%

Since inception	19.48%	26.48%	27.07%	26.72%	27.67%	28.25%	28.37%	28.15%	45.51%	10.58%	43.71%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.37	1.62	1.37	1.52	1.12	0.92	0.87	0.92
Gross (%)	2.90	13.84	12.90	16.72	16.40	3.44	9.06	0.99

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.

2 For certain types of investors, as described in the portfolio’s prospectuses.

8	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2045 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	91.3% OF TOTAL

Large Blend	41.3%

U.S. Large Cap	19.2%

International Large Cap	8.1%

Emerging Markets	5.2%

U.S. Mid Cap	5.1%

International Small Cap	4.1%

U.S. Small Cap	2.0%

Natural Resources	1.9%

Global Large Cap	1.7%

Health Sciences	1.7%

Real Estate	1.0%

FIXED INCOME	4.3% OF TOTAL

Multi-Sector Bond	1.3%

High Yield Bond	1.0%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.3%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	4.4% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.86%	19.47%	19.76%	19.67%	20.17%	20.43%	20.40%	20.33%	25.37%	0.15%	24.01%

5-year	19.35%	20.33%	19.39%	20.47%	20.87%	21.19%	20.24%	21.14%	23.00%	5.13%	22.11%

Since inception	4.48%	5.00%	3.94%	5.10%	5.42%	5.72%	4.65%	5.70%	6.46%	5.10%	6.48%

Cumulative returns

6-months	8.17%	13.73%	13.92%	13.82%	14.09%	14.14%	14.22%	14.15%	15.07%	2.84%	14.45%

1-year	13.86%	19.47%	19.76%	19.67%	20.17%	20.43%	20.40%	20.33%	25.37%	0.15%	24.01%

5-year	142.18%	152.31%	142.52%	153.70%	157.99%	161.42%	151.34%	160.83%	181.57%	28.39%	171.50%

Since inception	37.97%	43.01%	32.78%	44.03%	47.29%	50.38%	39.63%	50.16%	58.29%	44.07%	58.47%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.39	2.55	12.95	2.65	3.16	1.87	1.98	0.89

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Semiannual report | Retirement Living Portfolios	9

John Hancock Retirement Living through 2040 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	91.3% OF TOTAL

Large Blend	41.2%

U.S. Large Cap	19.2%

International Large Cap	9.0%

Emerging Markets	5.1%

U.S. Mid Cap	5.1%

International Small Cap	4.1%

U.S. Small Cap	2.1%

Natural Resources	1.9%

Health Sciences	1.7%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	4.3% OF TOTAL

Multi-Sector Bond	1.2%

High Yield Bond	1.1%

Bank Loan	0.8%

Intermediate Bond	0.7%

Global Bond	0.4%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	4.4% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.87%	19.55%	19.86%	19.68%	20.06%	20.42%	20.39%	20.44%	25.37%	0.15%	24.01%

5-year	19.38%	20.36%	19.60%	20.50%	20.86%	21.20%	20.26%	21.14%	23.00%	5.13%	22.11%

Since inception	4.51%	5.02%	4.18%	5.10%	5.43%	5.73%	4.67%	5.71%	6.46%	5.10%	6.48%

Cumulative returns

6-months	8.31%	13.74%	13.94%	13.86%	14.02%	14.27%	14.24%	14.17%	15.07%	2.84%	14.45%

1-year	13.87%	19.55%	19.86%	19.68%	20.06%	20.42%	20.39%	20.44%	25.37%	0.15%	24.01%

5-year	142.43%	152.56%	144.72%	154.05%	157.86%	161.48%	151.54%	160.89%	181.57%	28.39%	171.50%

Since inception	38.25%	43.30%	35.06%	44.11%	47.37%	50.56%	39.80%	50.35%	58.29%	44.07%	58.47%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.38	2.33	10.46	1.98	3.46	1.26	1.88	0.89

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current wavier agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

10	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2035 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	90.3% OF TOTAL

Large Blend	40.9%

U.S. Large Cap	19.3%

International Large Cap	8.7%

Emerging Markets	5.0%

U.S. Mid Cap	5.0%

International Small Cap	4.1%

U.S. Small Cap	2.0%

Natural Resources	1.9%

Health Sciences	1.6%

Real Estate	1.0%

Global Large Cap	0.8%

FIXED INCOME	5.3% OF TOTAL

Multi-Sector Bond	1.4%

High Yield Bond	1.3%

Bank Loan	1.0%

Intermediate Bond	0.9%

Global Bond	0.5%

Treasury Inflation-Protected Securities	0.2%

ALTERNATIVE	4.4% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.59%	19.21%	19.60%	19.42%	19.87%	20.19%	20.15%	20.19%	25.37%	0.15%	23.72%

5-year	19.31%	20.29%	19.54%	20.39%	20.86%	21.13%	20.29%	21.09%	23.00%	5.13%	22.03%

Since inception	4.47%	4.98%	4.14%	5.06%	5.42%	5.69%	4.75%	5.68%	6.46%	5.10%	6.43%

Cumulative returns

6-months	8.08%	13.66%	13.85%	13.65%	13.90%	14.09%	14.05%	14.09%	15.07%	2.84%	14.30%

1-year	13.59%	19.21%	19.60%	19.42%	19.87%	20.19%	20.15%	20.19%	25.37%	0.15%	23.72%

5-year	141.80%	151.85%	144.14%	152.87%	157.89%	160.74%	151.90%	160.38%	181.57%	28.39%	170.65%

Since inception	37.83%	42.84%	34.69%	43.64%	47.32%	50.08%	40.59%	50.01%	58.29%	44.07%	57.93%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.37	2.21	15.91	2.04	2.51	1.44	1.46	0.89

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Semiannual report | Retirement Living Portfolios	11

John Hancock Retirement Living through 2030 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	84.6% OF TOTAL

Large Blend	38.0%

U.S. Large Cap	19.2%

International Large Cap	7.2%

U.S. Mid Cap	4.6%

Emerging Markets	4.4%

International Small Cap	3.6%

Global Large Cap	1.7%

Natural Resources	1.7%

Health Sciences	1.6%

U.S. Small Cap	1.5%

Real Estate	1.1%

FIXED INCOME	11.2% OF TOTAL

Multi-Sector Bond	3.1%

High Yield Bond	2.6%

Bank Loan	2.2%

Intermediate Bond	2.1%

Global Bond	0.8%

Treasury Inflation-Protected Securities	0.4%

ALTERNATIVE	4.2% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	12.41%	18.06%	18.34%	18.26%	18.71%	18.92%	18.99%	18.92%	25.37%	0.15%	22.08%

5 years	18.92%	19.91%	19.29%	20.01%	20.37%	20.72%	19.99%	20.69%	23.00%	5.13%	21.29%

Since inception	4.24%	4.73%	4.07%	4.81%	5.13%	5.42%	4.63%	5.41%	6.46%	5.10%	6.12%

Cumulative returns

6 months	7.49%	12.94%	13.10%	13.03%	13.24%	13.33%	13.40%	13.33%	15.07%	2.84%	13.54%

1 year	12.41%	18.06%	18.34%	18.26%	18.71%	18.92%	18.99%	18.92%	25.37%	0.15%	22.08%

5 years	137.86%	147.87%	141.58%	148.89%	152.69%	156.44%	148.75%	156.02%	181.57%	28.39%	162.49%

Since inception	35.68%	40.34%	33.99%	41.14%	44.37%	47.33%	39.37%	47.26%	58.29%	44.07%	54.59%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.33	1.48	1.08	0.88	0.83	0.88
Gross (%)	1.35	2.08	6.55	1.95	3.48	1.12	1.24	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

12	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2025 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	75.9% OF TOTAL

Large Blend	34.1%

U.S. Large Cap	18.1%

International Large Cap	7.0%

U.S. Mid Cap	3.9%

Emerging Markets	3.7%

International Small Cap	3.1%

Natural Resources	1.5%

Health Sciences	1.4%

Real Estate	1.1%

U.S. Small Cap	1.1%

Global Large Cap	0.9%

FIXED INCOME	19.9% OF TOTAL

Multi-Sector Bond	5.6%

High Yield Bond	4.3%

Intermediate Bond	4.1%

Bank Loan	3.7%

Global Bond	1.6%

Treasury Inflation-Protected Securities	0.6%

ALTERNATIVE	4.2% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	10.76%	16.18%	16.57%	16.39%	16.92%	17.04%	17.11%	17.04%	25.37%	0.15%	19.69%

5-year	18.21%	19.18%	18.59%	19.28%	19.68%	20.00%	19.31%	19.96%	23.00%	5.13%	19.87%

Since inception	4.21%	4.67%	4.02%	4.75%	5.10%	5.37%	4.62%	5.36%	6.46%	5.10%	5.93%

Cumulative returns

6-months	6.51%	11.91%	12.17%	12.00%	12.30%	12.42%	12.38%	12.31%	15.07%	2.84%	12.42%

1-year	10.76%	16.18%	16.57%	16.39%	16.92%	17.04%	17.11%	17.04%	25.37%	0.15%	19.69%

5-year	130.82%	140.47%	134.52%	141.46%	145.54%	148.82%	141.77%	148.44%	181.57%	28.39%	147.51%

Since inception	35.30%	39.83%	33.56%	40.62%	44.06%	46.79%	39.35%	46.75%	58.29%	44.07%	52.63%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.33	1.48	1.08	0.88	0.83	0.88
Gross (%)	1.34	2.05	8.04	1.89	2.14	1.16	1.19	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Semiannual report | Retirement Living Portfolios	13

John Hancock Retirement Living through 2020 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	64.3% OF TOTAL

Large Blend	28.2%

U.S. Large Cap	15.6%

International Large Cap	6.2%

U.S. Mid Cap	3.0%

Emerging Markets	2.8%

International Small Cap	2.6%

Natural Resources	1.5%

Health Sciences	1.3%

Real Estate	1.2%

U.S. Small Cap	1.0%

Global Large Cap	0.9%

FIXED INCOME	31.4% OF TOTAL

Multi-Sector Bond	9.0%

Intermediate Bond	8.0%

High Yield Bond	5.7%

Bank Loan	5.3%

Global Bond	2.5%

Treasury Inflation-Protected Securities	0.9%

ALTERNATIVE	4.3% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	8.37%	13.74%	14.02%	13.95%	14.30%	14.58%	14.55%	14.59%	25.37%	0.15%	16.55%

5-year	17.08%	18.07%	17.41%	18.16%	18.51%	18.85%	18.14%	18.80%	23.00%	5.13%	17.99%

Since inception	4.20%	4.69%	4.00%	4.77%	5.08%	5.40%	4.60%	5.38%	6.46%	5.10%	5.73%

Cumulative returns

6-months	5.33%	10.60%	10.77%	10.70%	10.92%	11.00%	11.07%	11.00%	15.07%	2.84%	10.94%

1-year	8.37%	13.74%	14.02%	13.95%	14.30%	14.58%	14.55%	14.59%	25.37%	0.15%	16.55%

5-year	120.00%	129.43%	123.14%	130.38%	133.72%	137.16%	130.11%	136.61%	181.57%	28.39%	128.66%

Since inception	35.26%	40.00%	33.34%	40.80%	43.88%	47.06%	39.10%	46.90%	58.29%	44.07%	50.49%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.33	1.48	1.08	0.88	0.83	0.88
Gross (%)	1.34	2.07	6.61	1.82	3.00	1.07	1.22	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

14	Retirement Living Portfolios | Semiannual report

John Hancock Retirement Living through 2015 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	54.5% OF TOTAL

Large Blend	23.2%

U.S. Large Cap	15.9%

International Large Cap	2.8%

Emerging Markets	2.3%

International Small Cap	2.3%

U.S. Mid Cap	2.3%

Global Large Cap	1.6%

Natural Resources	1.3%

Real Estate	1.2%

Health Sciences	0.9%

U.S. Small Cap	0.7%

FIXED INCOME	41.9% OF TOTAL

Intermediate Bond	13.3%

Multi-Sector Bond	11.0%

Bank Loan	6.9%

High Yield Bond	6.8%

Global Bond	2.8%

Treasury Inflation-Protected Securities	1.1%

ALTERNATIVE	3.6% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	5.96%	11.31%	11.58%	11.41%	11.85%	12.04%	12.20%	12.15%	25.37%	0.15%	13.73%

5-year	15.68%	16.68%	16.05%	16.76%	17.12%	17.44%	16.66%	17.41%	23.00%	5.13%	15.91%

Since inception	4.07%	4.59%	3.90%	4.66%	4.98%	5.28%	4.37%	5.27%	6.46%	5.10%	5.68%

Cumulative returns

6-months	3.84%	9.28%	9.33%	9.27%	9.38%	9.57%	9.63%	9.57%	15.07%	2.84%	9.58%

1-year	5.96%	11.31%	11.58%	11.41%	11.85%	12.04%	12.20%	12.15%	25.37%	0.15%	13.73%

5-year	107.17%	116.30%	110.45%	117.03%	120.36%	123.44%	116.11%	123.14%	181.57%	28.39%	109.22%

Since inception	34.05%	38.98%	32.41%	39.67%	42.83%	45.87%	36.91%	45.82%	58.29%	44.07%	50.00%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.33	1.48	1.08	0.88	0.83	0.88
Gross (%)	1.34	2.60	11.58	1.76	13.92	1.29	1.40	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Semiannual report | Retirement Living Portfolios	15

John Hancock Retirement Living through 2010 Portfolio

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation

EQUITY	44.3% OF TOTAL

Large Blend	18.9%

U.S. Large Cap	13.3%

International Large Cap	3.1%

International Small Cap	1.9%

U.S. Mid Cap	1.8%

Emerging Markets	1.5%

Natural Resources	1.1%

Real Estate	1.1%

Global Large Cap	0.8%

U.S. Small Cap	0.5%

Health Sciences	0.3%

FIXED INCOME	51.7% OF TOTAL

Intermediate Bond	18.0%

Multi-Sector Bond	12.2%

Bank Loan	8.3%

High Yield Bond	7.6%

Global Bond	4.3%

Treasury Inflation-Protected Securities	1.3%

ALTERNATIVE	4.0% OF TOTAL

As a percentage of net assets on 2-28-14.

Performance chart

Total returns with maximum sales charge for the period ended 2-28-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	4.12%	9.38%	9.74%	9.48%	9.90%	10.10%	10.15%	10.09%	25.37%	0.15%	11.28%

5-year	14.39%	15.35%	14.63%	15.45%	15.85%	16.13%	15.30%	16.12%	23.00%	5.13%	14.05%

Since inception	4.06%	4.56%	3.74%	4.64%	4.99%	5.26%	4.28%	5.26%	6.46%	5.10%	5.63%

Cumulative returns

6-months	2.83%	8.06%	8.30%	8.16%	8.35%	8.45%	8.49%	8.44%	15.07%	2.84%	8.41%

1-year	4.12%	9.38%	9.74%	9.48%	9.90%	10.10%	10.15%	10.09%	25.37%	0.15%	11.28%

5-year	95.89%	104.26%	97.92%	105.11%	108.65%	111.23%	103.73%	111.12%	181.57%	28.39%	93.00%

Since inception	33.96%	38.72%	30.97%	39.51%	42.92%	45.70%	36.02%	45.72%	58.29%	44.07%	49.44%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.33	1.48	1.08	0.88	0.83	0.88
Gross (%)	1.36	5.09	6.79	2.49	4.49	1.33	1.71	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The portfolio’s performance results reflect any fee waivers or applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those for Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

16	Retirement Living Portfolios | Semiannual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2013 through February 28, 2014).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Semiannual report | Retirement Living Portfolios	17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Living through 2050 Portfolio

Class A	Actual	$1,000.00	$1,139.20	$3.24	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Class R1	Actual	1,000.00	1,137.70	4.56	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

Class R2	Actual	1,000.00	1,139.20	3.24	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Class R3	Actual	1,000.00	1,137.70	4.03	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual	1,000.00	1,139.70	1.91	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%

Class R5	Actual	1,000.00	1,141.60	0.85	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Class R6	Actual	1,000.00	1,142.20	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,140.70	0.85	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Retirement Living through 2045 Portfolio

Class A	Actual	$1,000.00	$1,138.60	$3.13	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,137.30	4.40	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,139.20	3.13	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,138.20	3.92	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,140.90	1.75	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,141.40	0.74	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,142.20	0.48	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,141.50	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

18	Retirement Living Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Living through 2040 Portfolio

Class A	Actual	$1,000.00	$1,139.70	$3.08	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,137.40	4.40	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,139.40	3.13	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R3	Actual	1,000.00	1,138.60	3.87	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R4	Actual	1,000.00	1,140.20	1.75	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,142.70	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Class R6	Actual	1,000.00	1,142.40	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Class 1	Actual	1,000.00	1,141.70	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Retirement Living through 2035 Portfolio

Class A	Actual	$1,000.00	$1,138.00	$3.07	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,136.60	4.40	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,138.50	3.08	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R3	Actual	1,000.00	1,136.50	3.87	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R4	Actual	1,000.00	1,139.00	1.75	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,140.90	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Class R6	Actual	1,000.00	1,140.50	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Class 1	Actual	1,000.00	1,140.90	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Semiannual report | Retirement Living Portfolios	19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Living through 2030 Portfolio

Class A	Actual	$1,000.00	$1,131.50	$3.07	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,129.40	4.38	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,131.00	3.06	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R3	Actual	1,000.00	1,130.30	3.86	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R4	Actual	1,000.00	1,132.40	1.74	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,133.30	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Class R6	Actual	1,000.00	1,134.00	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Class 1	Actual	1,000.00	1,133.30	0.69	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Retirement Living through 2025 Portfolio

Class A	Actual	$1,000.00	$1,121.10	$3.05	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,119.10	4.36	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,121.70	3.05	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R3	Actual	1,000.00	1,120.00	3.84	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R4	Actual	1,000.00	1,123.00	1.74	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,124.20	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Class R6	Actual	1,000.00	1,123.80	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Class 1	Actual	1,000.00	1,123.10	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

20	Retirement Living Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Living through 2020 Portfolio

Class A	Actual	$1,000.00	$1,108.30	$3.03	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,106.00	4.33	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R2	Actual	1,000.00	1,107.70	3.03	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R3	Actual	1,000.00	1,107.00	3.81	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R4	Actual	1,000.00	1,109.20	1.73	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class R5	Actual	1,000.00	1,110.00	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Class R6	Actual	1,000.00	1,110.70	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Class 1	Actual	1,000.00	1,110.00	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

Retirement Living through 2015 Portfolio

Class A	Actual	$1,000.00	$1,093.10	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,092.80	4.36	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Class R2	Actual	1,000.00	1,093.30	3.01	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.59%

Class R3	Actual	1,000.00	1,092.70	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R4	Actual	1,000.00	1,093.80	1.77	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.33%

Class R5	Actual	1,000.00	1,095.70	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Class R6	Actual	1,000.00	1,096.30	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,095.70	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Semiannual report | Retirement Living Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Living through 2010 Portfolio

Class A	Actual	$1,000.00	$1,081.90	$3.10	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,080.60	4.38	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

Class R2	Actual	1,000.00	1,083.00	3.10	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R3	Actual	1,000.00	1,081.60	3.87	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,083.50	1.81	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%

Class R5	Actual	1,000.00	1,084.50	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

Class R6	Actual	1,000.00	1,084.90	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%

Class 1	Actual	1,000.00	1,084.40	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period 181 and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through	through	through	through	through	through	through	through	through
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
2-28-14	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%	0.51%–1.27%

22	Retirement Living Portfolios | Semiannual report

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisors

Allianz Life Insurance Company	(Allianz)

Baillie Gifford Investment Trust	(Baillie Gifford)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors L.P.	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, LP	(First Quadrant)

Franklin Mutual Advisers	(Franklin)

Franklin Templeton Investment Corp.	(Franklin Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jenninson Associates LLC	(Jenninson)

John Hancock Asset Management	(John Hancock)

Pacific Investment Management
Company LLC	(PIMCO)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co., LLC	(RS Investments)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investments Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Templeton Investment Counsel, LLC	(Templeton)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

Retirement Living through 2050 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 91.2%
Alpha Opportunities, Class NAV (Wellington)	431,011	$5,672,106

Blue Chip Growth, Class NAV (T. Rowe Price)	139,054	4,854,361

Capital Appreciation, Class NAV (Jennison)	231,570	4,138,153

Capital Appreciation Value, Class NAV (T. Rowe Price)	542,598	6,522,024

China Emerging Leaders, Class NAV (DFA)	154,877	1,389,250

Disciplined Value, Class NAV (Robeco)	88,085	1,591,702

Emerging Markets, Class NAV (DFA)	731,600	7,242,837

Equity-Income, Class NAV (T. Rowe Price)	177,186	3,550,809

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	129,858	1,660,881

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	226,423	2,950,287

Fundamental Value, Class NAV (Davis)	94,163	2,013,209

Global Equity, Class NAV (John Hancock1) (A)	149,061	1,647,123

Global Real Estate, Class NAV (Deutsche)	119,701	1,023,440

Global Shareholder Yield, Class NAV (Epoch)	197,826	2,330,388

Health Sciences, Class NAV (T. Rowe Price)	126,914	2,424,064

International Core, Class NAV (GMO)	61,410	2,183,116

International Growth Opportunities, Series NAV
(Baillie Gifford)	60,298	847,784

International Growth Stock, Class NAV (Invesco)	137,983	1,864,155

International Small Cap, Class NAV
(Franklin Templeton)	177,938	3,403,954

International Small Company, Class NAV (DFA)	314,915	3,413,684

International Value Equity, Class NAV
(John Hancock1) (A)	121,029	1,127,988

International Value, Class NAV (Templeton)	272,127	4,813,923

Mid Cap Stock, Class NAV (Wellington)	198,852	4,519,898

Mid Value, Class NAV (T. Rowe Price)	220,850	3,688,198

Mutual Shares, Class NAV (Franklin)	69,774	959,386

Natural Resources, Class NAV
(RS Investments/Wellington)	206,171	3,616,235

Real Estate Equity, Class NAV (T. Rowe Price)	92,872	970,510

Redwood, Class NAV (Allianz)	148,678	1,688,979

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	407,805	5,550,222

Small Cap Growth, Class NAV (Wellington)	88,351	991,301

Small Cap Value, Class NAV (Wellington)	38,585	741,980

Small Company Growth, Class NAV (Invesco)	42,177	890,346

Small Company Value, Class NAV (T. Rowe Price)	34,798	1,311,885

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	5,559,264	73,048,723

Strategic Growth, Class NAV (John Hancock1) (A)	237,970	3,843,221

U.S. Equity, Class NAV (GMO)	216,168	2,782,087

Value, Class NAV (Invesco)	126,134	1,511,090

FIXED INCOME 4.6%
Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	71,452	732,386

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	31,619	292,788

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	17,110	164,599

Floating Rate Income, Class NAV (WAMCO)	178,857	1,686,619

Global Bond, Class NAV (PIMCO)	18,135	222,882

Global Income, Class NAV (Stone Harbor)	63,635	636,983

High Yield, Class NAV (WAMCO)	78,458	747,700

	Semiannual report | Retirement Living Portfolios	23
See notes to financial statements

Retirement Living through 2050 Portfolio
(continued)

	Shares	Value
FIXED INCOME (continued)

Real Return Bond, Class NAV (PIMCO)	24,377	$280,827

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	70,183	713,761

Spectrum Income, Class NAV (T. Rowe Price)	57,310	630,982

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	93,645	1,027,286

Total Return, Class NAV (PIMCO)	52,918	732,386

U.S. High Yield Bond, Class NAV (Wells Capital)	59,625	747,700

ALTERNATIVE 4.2%

Absolute Return Currency, Class NAV (First Quadrant)	391,957	3,786,307

Financial Industries, Class NAV (John Hancock1) (A)	170,153	2,868,779

Global Absolute Return Strategies, Class NAV
(Standard Life)	117,519	1,306,810

Total investments
(Cost $166,270,427) 100.0%		$189,358,094
Other assets and liabilities, net 0.0%		56,676

TOTAL NET ASSETS 100.0%		$189,414,770

Percentages are based upon net assets.

Retirement Living through 2045 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 91.3%
Alpha Opportunities, Class NAV (Wellington)	1,714,309	$22,560,301

Blue Chip Growth, Class NAV (T. Rowe Price)	553,073	19,307,782

Capital Appreciation, Class NAV (Jennison)	921,048	16,459,131

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,132,899	25,637,444

China Emerging Leaders, Class NAV (DFA)	693,509	6,220,779

Disciplined Value, Class NAV (Robeco)	347,699	6,282,912

Emerging Markets, Class NAV (DFA)	3,382,541	33,487,151

Equity-Income, Class NAV (T. Rowe Price)	696,965	13,967,181

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	512,650	6,556,791

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	893,490	11,642,181

Fundamental Value, Class NAV (Davis)	545,438	11,661,469

Global Equity, Class NAV (John Hancock1) (A)	587,583	6,492,795

Global Real Estate, Class NAV (Deutsche)	472,523	4,040,074

Global Shareholder Yield, Class NAV (Epoch)	780,299	9,191,922

Health Sciences, Class NAV (T. Rowe Price)	678,775	12,964,600

International Core, Class NAV (GMO)	243,986	8,673,689

International Growth Opportunities, Series NAV
(Baillie Gifford)	281,992	3,964,808

International Growth Stock, Class NAV (Invesco)	548,362	7,408,373

International Small Cap, Class NAV
(Franklin Templeton)	703,098	13,450,273

International Small Company, Class NAV (DFA)	1,246,123	13,507,971

International Value Equity, Class NAV
(John Hancock1) (A)	477,406	4,449,420

International Value, Class NAV (Templeton)	1,108,540	19,610,080

Mid Cap Stock, Class NAV (Wellington)	790,915	17,977,487

Mid Value, Class NAV (T. Rowe Price)	876,878	14,643,863

Mutual Shares, Class NAV (Franklin)	337,644	4,642,606

Natural Resources, Class NAV
(RS Investments/Wellington)	819,954	14,381,989

Real Estate Equity, Class NAV (T. Rowe Price)	366,615	3,831,129

Redwood, Class NAV (Allianz)	582,925	6,622,030

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,622,006	22,075,506

Retirement Living through 2045 Portfolio
(continued)

	Shares	Value
EQUITY (continued)
Small Cap Growth, Class NAV (Wellington)	349,580	$3,922,291

Small Cap Value, Class NAV (Wellington)	153,060	2,943,335

Small Company Growth, Class NAV (Invesco)	167,401	3,533,838

Small Company Value, Class NAV (T. Rowe Price)	138,167	5,208,891

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	21,919,124	288,017,284

Strategic Growth, Class NAV (John Hancock1) (A)	946,506	15,286,066

U.S. Equity, Class NAV (GMO)	852,448	10,971,007

Value, Class NAV (Invesco)	499,051	5,978,636

FIXED INCOME 4.3%
Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	267,698	2,743,907

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	156,585	1,449,981

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	73,723	709,217

Floating Rate Income, Class NAV (WAMCO)	670,174	6,319,745

Global Bond, Class NAV (PIMCO)	68,110	837,078

Global Income, Class NAV (Stone Harbor)	239,163	2,394,019

High Yield, Class NAV (WAMCO)	294,252	2,804,224

Real Return Bond, Class NAV (PIMCO)	91,410	1,053,042

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	263,229	2,677,039

Spectrum Income, Class NAV (T. Rowe Price)	214,908	2,366,142

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	350,566	3,845,713

Total Return, Class NAV (PIMCO)	198,116	2,741,925

U.S. High Yield Bond, Class NAV (Wells Capital)	223,566	2,803,517

ALTERNATIVE 4.4%
Absolute Return Currency, Class NAV
(First Quadrant)	1,560,239	15,071,905

Financial Industries, Class NAV (John Hancock1) (A)	672,724	11,342,130

Global Absolute Return Strategies, Class NAV
(Standard Life)	639,261	7,108,582

Total investments
(Cost $587,943,261) 100.0%		$763,841,251
Other assets and liabilities, net 0.0%		48,692

TOTAL NET ASSETS 100.0%		$763,889,943

Percentages are based upon net assets.

Retirement Living through 2040 Portfolio
As of 2-28-14 (Unaudited)

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 91.3%
Alpha Opportunities, Class NAV (Wellington)	1,792,947	$23,595,186

Blue Chip Growth, Class NAV (T. Rowe Price)	579,654	20,235,712

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,230,263	26,807,767

Capital Appreciation, Class NAV (Jennison)	967,026	17,280,759

China Emerging Leaders, Class NAV (DFA)	692,315	6,210,067

Disciplined Value, Class NAV (Robeco)	363,571	6,569,721

Emerging Markets, Class NAV (DFA)	3,483,548	34,487,121

Equity-Income, Class NAV (T. Rowe Price)	728,781	14,604,769

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	535,830	6,853,263

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	933,833	12,167,842

Fundamental Value, Class NAV (Davis)	564,352	12,065,848

Global Equity, Class NAV (John Hancock1) (A)	614,406	6,789,185

Global Real Estate, Class NAV (Deutsche)	494,093	4,224,499

Global Shareholder Yield, Class NAV (Epoch)	816,297	9,615,978

Health Sciences, Class NAV (T. Rowe Price)	715,960	13,674,840

24	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Retirement Living through 2040 Portfolio
(continued)
	Shares	Value
EQUITY (continued)
International Core, Class NAV (GMO)	254,996	$9,065,098

International Growth Opportunities, Series NAV
(Baillie Gifford)	289,459	4,069,797

International Growth Stock, Class NAV (Invesco)	574,018	7,754,981

International Small Cap, Class NAV
(Franklin Templeton)	734,844	14,057,573

International Small Company, Class NAV (DFA)	1,304,675	14,142,675

International Value Equity, Class NAV
(John Hancock1) (A)	499,511	4,655,444

International Value, Class NAV (Templeton)	1,143,008	20,219,808

Mid Cap Stock, Class NAV (Wellington)	835,151	18,982,983

Mid Value, Class NAV (T. Rowe Price)	916,218	15,300,840

Mutual Shares, Class NAV (Franklin)	349,924	4,811,455

Natural Resources, Class NAV
(RS Investments/Wellington)	855,752	15,009,885

Real Estate Equity, Class NAV (T. Rowe Price)	384,096	4,013,804

Redwood, Class NAV (Allianz)	610,937	6,940,244

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,696,682	23,091,840

Small Cap Growth, Class NAV (Wellington)	369,772	4,148,846

Small Cap Value, Class NAV (Wellington)	160,457	3,085,597

Small Company Growth, Class NAV (Invesco)	177,053	3,737,579

Small Company Value, Class NAV (T. Rowe Price)	144,175	5,435,410

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	22,937,977	301,405,016

Strategic Growth, Class NAV (John Hancock1) (A)	990,407	15,995,074

U.S. Equity, Class NAV (GMO)	890,937	11,466,364

Value, Class NAV (Invesco)	522,400	6,258,353

FIXED INCOME 4.3%
Active Bond, Class NAV (John Hancock[1] (A)/
Declaration)	280,927	2,879,499

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	161,207	1,492,781

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	76,701	737,862

Floating Rate Income, Class NAV (WAMCO)	703,206	6,631,229

Global Bond, Class NAV (PIMCO)	71,376	877,216

Global Income, Class NAV (Stone Harbor)	250,631	2,508,813

High Yield, Class NAV (WAMCO)	308,469	2,939,709

Real Return Bond, Class NAV (PIMCO)	95,844	1,104,120

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	275,936	2,806,271

Spectrum Income, Class NAV (T. Rowe Price)	225,324	2,480,812

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	368,181	4,038,947

Total Return, Class NAV (PIMCO)	208,056	2,879,499

U.S. High Yield Bond, Class NAV (Wells Capital)	234,427	2,939,709

ALTERNATIVE 4.4%
Absolute Return Currency, Class NAV
(First Quadrant)	1,641,398	15,855,904

Financial Industries, Class NAV (John Hancock1) (A)	704,130	11,871,631

Global Absolute Return Strategies,
Class NAV (Standard Life)	657,740	7,314,069

Total investments
(Cost $619,324,622) 100.0%		$798,189,294
Other assets and liabilities, net 0.0%		45,618

TOTAL NET ASSETS 100.0%		$798,234,912

Percentages are based upon net assets.

Retirement Living through 2035 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 90.3%
Alpha Opportunities, Class NAV (Wellington)	2,270,320	$29,877,408

Blue Chip Growth, Class NAV (T. Rowe Price)	742,349	25,915,415

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,889,843	34,735,910

Capital Appreciation, Class NAV (Jennison)	1,236,380	22,094,102

China Emerging Leaders, Class NAV (DFA)	912,948	8,189,145

Disciplined Value, Class NAV (Robeco)	467,482	8,447,398

Emerging Markets, Class NAV (DFA)	4,382,723	43,388,956

Equity-Income, Class NAV (T. Rowe Price)	937,021	18,777,899

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	678,444	8,677,295

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,181,710	15,397,679

Fundamental Value, Class NAV (Davis)	726,117	15,524,380

Global Equity, Class NAV (John Hancock1) (A)	790,008	8,729,586

Global Real Estate, Class NAV (Deutsche)	643,746	5,504,030

Global Shareholder Yield, Class NAV (Epoch)	1,066,562	12,564,102

Health Sciences, Class NAV (T. Rowe Price)	883,068	16,866,598

International Core, Class NAV (GMO)	319,823	11,369,714

International Growth Opportunities, Series NAV
(Baillie Gifford)	373,857	5,256,428

International Growth Stock, Class NAV (Invesco)	718,796	9,710,936

International Small Cap, Class NAV
(Franklin Templeton)	926,891	17,731,419

International Small Company, Class NAV (DFA)	1,641,497	17,793,831

International Value Equity, Class NAV
(John Hancock1) (A)	625,884	5,833,244

International Value, Class NAV (Templeton)	1,380,520	24,421,396

Mid Cap Stock, Class NAV (Wellington)	1,043,977	23,729,591

Mid Value, Class NAV (T. Rowe Price)	1,163,033	19,422,655

Mutual Shares, Class NAV (Franklin)	451,396	6,206,695

Natural Resources, Class NAV
(RS Investments/Wellington)	1,079,304	18,930,994

Real Estate Equity, Class NAV (T. Rowe Price)	492,521	5,146,846

Redwood, Class NAV (Allianz)	770,077	8,748,075

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,152,690	29,298,115

Small Cap Growth, Class NAV (Wellington)	451,587	5,066,809

Small Cap Value, Class NAV (Wellington)	197,466	3,797,276

Small Company Growth, Class NAV (Invesco)	216,106	4,561,990

Small Company Value, Class NAV (T. Rowe Price)	178,962	6,746,885

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	29,104,358	382,431,269

Strategic Growth, Class NAV (John Hancock1) (A)	1,250,902	20,202,065

U.S. Equity, Class NAV (GMO)	1,153,617	14,847,047

Value, Class NAV (Invesco)	666,077	7,979,600

FIXED INCOME 5.3%
Active Bond, Class NAV (John Hancock[1] (A)/
Declaration)	443,373	4,544,571

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	253,989	2,351,943

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	121,837	1,172,069

Floating Rate Income, Class NAV (WAMCO)	1,111,062	10,477,310

Global Bond, Class NAV (PIMCO)	113,462	1,394,450

Global Income, Class NAV (Stone Harbor)	398,091	3,984,890

High Yield, Class NAV (WAMCO)	486,879	4,639,957

Real Return Bond, Class NAV (PIMCO)	151,499	1,745,265

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	436,184	4,435,991

Spectrum Income, Class NAV (T. Rowe Price)	355,541	3,914,508

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	580,926	6,372,753

Total Return, Class NAV (PIMCO)	328,128	4,541,290

U.S. High Yield Bond, Class NAV (Wells Capital)	369,919	4,638,787

	Semiannual report | Retirement Living Portfolios	25
See notes to financial statements

Retirement Living through 2035 Portfolio
(continued)
	Shares	Value
ALTERNATIVE 4.4%
Absolute Return Currency, Class NAV
(First Quadrant)	2,093,244	$20,220,735

Financial Industries, Class NAV (John Hancock1) (A)	896,983	15,123,128

Global Absolute Return Strategies, Class NAV
(Standard Life)	844,245	9,388,004

Total investments
(Cost $793,994,419) 100.0%		$1,022,868,434
Other assets and liabilities, net 0.0%		35,203

TOTAL NET ASSETS 100.0%		$1,022,903,637

Percentages are based upon net assets.

Retirement Living through 2030 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 84.6%
Alpha Opportunities, Class NAV (Wellington)	2,450,461	$32,248,069

Blue Chip Growth, Class NAV (T. Rowe Price)	860,201	30,029,607

Capital Appreciation, Class NAV (Jennison)	1,424,360	25,453,312

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,861,342	46,413,330

China Emerging Leaders, Class NAV (DFA)	975,222	8,747,740

Disciplined Value, Class NAV (Robeco)	534,644	9,661,018

Emerging Markets, Class NAV (DFA)	4,675,725	46,289,675

Equity-Income, Class NAV (T. Rowe Price)	1,076,577	21,574,605

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	870,987	11,139,925

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,316,634	17,155,744

Fundamental Value, Class NAV (Davis)	790,667	16,904,450

Global Equity, Class NAV (John Hancock1) (A)	963,478	10,646,432

Global Real Estate, Class NAV (Deutsche)	833,247	7,124,263

Global Shareholder Yield, Class NAV (Epoch)	1,517,042	17,870,755

Health Sciences, Class NAV (T. Rowe Price)	1,029,141	19,656,591

International Core, Class NAV (GMO)	334,293	11,884,122

International Growth Opportunities, Series NAV
(Baillie Gifford)	402,165	5,654,442

International Growth Stock, Class NAV (Invesco)	747,921	10,104,408

International Small Cap, Class NAV
(Franklin Templeton)	987,836	18,897,298

International Small Company, Class NAV (DFA)	1,784,547	19,344,492

International Value Equity, Class NAV
(John Hancock1) (A)	647,175	6,031,675

International Value, Class NAV (Templeton)	1,586,711	28,068,917

Mid Cap Stock, Class NAV (Wellington)	1,175,910	26,728,442

Mid Value, Class NAV (T. Rowe Price)	1,332,245	22,248,484

Mutual Shares, Class NAV (Franklin)	522,126	7,179,227

Natural Resources, Class NAV
(RS Investments/Wellington)	1,184,709	20,779,794

Real Estate Equity, Class NAV (T. Rowe Price)	604,424	6,316,226

Redwood, Class NAV (Allianz)	958,995	10,894,188

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,455,999	33,426,153

Small Cap Growth, Class NAV (Wellington)	408,627	4,584,790

Small Cap Value, Class NAV (Wellington)	187,698	3,609,429

Small Company Growth, Class NAV (Invesco)	202,005	4,264,327

Small Company Value, Class NAV (T. Rowe Price)	176,724	6,662,508

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	33,317,450	437,791,294

Strategic Growth, Class NAV (John Hancock1) (A)	1,393,214	22,500,399

U.S. Equity, Class NAV (GMO)	1,641,481	21,125,856

Value, Class NAV (Invesco)	706,109	8,459,183

Retirement Living through 2030 Portfolio
(continued)
	Shares	Value
FIXED INCOME 11.2%
Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	1,146,089	$11,747,408

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	641,103	5,936,613

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	316,930	3,048,869

Floating Rate Income, Class NAV (WAMCO)	2,870,534	27,069,133

Global Bond, Class NAV (PIMCO)	291,853	3,586,870

Global Income, Class NAV (Stone Harbor)	1,025,696	10,267,212

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	251,093	2,510,935

High Yield, Class NAV (WAMCO)	1,185,646	11,299,207

Real Return Bond, Class NAV (PIMCO)	391,353	4,508,383

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	1,086,343	11,048,113

Spectrum Income, Class NAV (T. Rowe Price)	900,835	9,918,192

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,466,619	16,088,815

Total Return, Class NAV (PIMCO)	848,801	11,747,408

U.S. High Yield Bond, Class NAV (Wells Capital)	901,053	11,299,207

ALTERNATIVE 4.2%
Absolute Return Currency, Class NAV
(First Quadrant)	2,558,964	24,719,594

Financial Industries, Class NAV
(John Hancock1) (A)	995,687	16,787,275

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,022,005	11,364,694

Total investments
(Cost $982,766,362) 100.0%		$1,250,419,098
Other assets and liabilities, net 0.0%		(47,174)

TOTAL NET ASSETS 100.0%		$1,250,371,924

Percentages are based upon net assets.

Retirement Living through 2025 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 75.9%
Alpha Opportunities, Class NAV (Wellington)	2,273,342	$29,917,186

Blue Chip Growth, Class NAV (T. Rowe Price)	839,229	29,297,475

Capital Appreciation Value, Class NAV
(T. Rowe Price)	4,502,727	54,122,782

Capital Appreciation, Class NAV (Jennison)	1,398,312	24,987,832

China Emerging Leaders, Class NAV (DFA)	956,484	8,579,662

Disciplined Value, Class NAV (Robeco)	529,095	9,560,738

Emerging Markets, Class NAV (DFA)	4,309,630	42,665,334

Equity-Income, Class NAV (T. Rowe Price)	1,056,424	21,170,747

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	981,516	12,553,593

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,281,782	16,701,620

Fundamental Value, Class NAV (Davis)	794,354	16,983,285

Global Equity, Class NAV (John Hancock1) (A)	1,017,443	11,242,744

Global Real Estate, Class NAV (Deutsche)	1,036,534	8,862,367

Global Shareholder Yield, Class NAV (Epoch)	1,782,057	20,992,626

Health Sciences, Class NAV (T. Rowe Price)	1,035,310	19,774,427

International Core, Class NAV (GMO)	311,932	11,089,179

International Growth Opportunities, Series NAV
(Baillie Gifford)	380,395	5,348,352

International Growth Stock, Class NAV (Invesco)	695,155	9,391,550

International Small Cap, Class NAV
(Franklin Templeton)	942,600	18,031,938

26	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Retirement Living through 2025 Portfolio
(continued)
	Shares	Value
EQUITY (continued)
International Small Company, Class NAV (DFA)	1,706,486	$18,498,308

International Value Equity, Class NAV
(John Hancock1) (A)	610,142	5,686,523

International Value, Class NAV (Templeton)	1,469,276	25,991,493

Mid Cap Stock, Class NAV (Wellington)	1,141,343	25,942,737

Mid Value, Class NAV (T. Rowe Price)	1,230,173	20,543,893

Mutual Shares, Class NAV (Franklin)	517,426	7,114,606

Natural Resources, Class NAV
(RS Investments/Wellington)	1,193,563	20,935,092

Real Estate Equity, Class NAV (T. Rowe Price)	675,159	7,055,411

Redwood, Class NAV (Allianz)	1,042,375	11,841,377

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,490,817	33,900,020

Small Cap Growth, Class NAV (Wellington)	332,610	3,731,879

Small Company Growth, Class NAV (Invesco)	164,769	3,478,276

Small Company Value, Class NAV (T. Rowe Price)	229,571	8,654,826

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	33,571,875	441,134,438

Strategic Growth, Class NAV (John Hancock1) (A)	1,343,250	21,693,489

U.S. Equity, Class NAV (GMO)	1,975,880	25,429,574

Value, Class NAV (Invesco)	711,574	8,524,659

FIXED INCOME 19.9%
Active Bond, Class NAV (John Hancock[1] (A)/
Declaration)	2,809,498	28,797,358

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	1,000,860	9,267,965

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	546,795	5,260,169

Floating Rate Income, Class NAV (WAMCO)	5,407,098	50,988,938

Global Bond, Class NAV (PIMCO)	664,747	8,169,743

Global Income, Class NAV (Stone Harbor)	1,881,108	18,829,895

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	279,671	2,796,714

High Yield, Class NAV (WAMCO)	2,142,013	20,413,380

Real Return Bond, Class NAV (PIMCO)	741,438	8,541,370

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	2,227,270	22,651,335

Spectrum Income, Class NAV (T. Rowe Price)	1,917,301	21,109,488

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,950,122	32,362,838

Total Return, Class NAV (PIMCO)	2,079,232	28,776,566

U.S. High Yield Bond, Class NAV (Wells Capital)	1,627,451	20,408,234

ALTERNATIVE 4.2%
Absolute Return Currency, Class NAV
(First Quadrant)	2,918,724	28,194,872

Financial Industries, Class NAV (John Hancock1) (A)	975,708	16,450,443

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,210,430	13,459,985

Total investments
(Cost $1,120,874,811) 100.0%		$1,397,909,331
Other assets and liabilities, net 0.0%		25,273

TOTAL NET ASSETS 100.0%		$1,397,934,604

Percentages are based upon net assets.

Retirement Living through 2020 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 64.3%
Alpha Opportunities, Class NAV (Wellington)	1,064,805	$14,012,837

Blue Chip Growth, Class NAV (T. Rowe Price)	572,885	19,999,406

Capital Appreciation, Class NAV (Jennison)	949,958	16,975,755

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,850,783	46,286,416

China Emerging Leaders, Class NAV (DFA)	676,263	6,066,077

Disciplined Value, Class NAV (Robeco)	378,887	6,846,495

Emerging Markets, Class NAV (DFA)	2,839,371	28,109,775

Equity-Income, Class NAV (T. Rowe Price)	772,676	15,484,432

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	824,112	10,540,394

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	913,448	11,902,221

Fundamental Value, Class NAV (Davis)	346,874	7,416,170

Global Equity, Class NAV (John Hancock1) (A)	888,463	9,817,512

Global Real Estate, Class NAV (Deutsche)	1,025,059	8,764,257

Global Shareholder Yield, Class NAV (Epoch)	1,531,982	18,046,753

Health Sciences, Class NAV (T. Rowe Price)	822,378	15,707,414

International Core, Class NAV (GMO)	233,237	8,291,568

International Growth Opportunities, Series NAV
(Baillie Gifford)	266,682	3,749,545

International Growth Stock, Class NAV (Invesco)	533,402	7,206,265

International Small Cap, Class NAV
(Franklin Templeton)	684,073	13,086,320

International Small Company, Class NAV (DFA)	1,222,419	13,251,023

International Value Equity, Class NAV
(John Hancock1) (A)	460,114	4,288,266

International Value, Class NAV (Templeton)	1,100,650	19,470,493

Mid Cap Stock, Class NAV (Wellington)	735,052	16,707,737

Mid Value, Class NAV (T. Rowe Price)	842,786	14,074,526

Mutual Shares, Class NAV (Franklin)	366,527	5,039,741

Natural Resources, Class NAV
(RS Investments/Wellington)	1,006,412	17,652,462

Real Estate Equity, Class NAV (T. Rowe Price)	586,284	6,126,668

Redwood, Class NAV (Allianz)	876,346	9,955,295

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,886,118	25,670,069

Small Cap Growth, Class NAV (Wellington)	474,824	5,327,521

Small Company Value, Class NAV (T. Rowe Price)	167,397	6,310,853

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	24,856,248	326,611,100

Strategic Growth, Class NAV (John Hancock1) (A)	905,507	14,623,937

U.S. Equity, Class NAV (GMO)	1,717,153	22,099,760

Value, Class NAV (Invesco)	434,624	5,206,795

FIXED INCOME 31.4%
Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	4,747,635	48,663,262

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	1,294,584	11,987,849

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	578,752	5,567,595

Floating Rate Income, Class NAV (WAMCO)	6,833,364	64,438,619

Global Bond, Class NAV (PIMCO)	1,049,244	12,895,203

Global Income, Class NAV (Stone Harbor)	2,112,847	21,149,601

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	301,698	3,016,984

High Yield, Class NAV (WAMCO)	2,510,172	23,921,935

Real Return Bond, Class NAV (PIMCO)	942,618	10,858,961

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	3,073,070	31,253,120

Spectrum Income, Class NAV (T. Rowe Price)	2,717,952	29,924,646

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	4,107,344	45,057,560

Total Return, Class NAV (PIMCO)	3,513,593	48,628,126

U.S. High Yield Bond, Class NAV (Wells Capital)	1,907,401	23,918,812

	Semiannual report | Retirement Living Portfolios	27
See notes to financial statements

Retirement Living through 2020 Portfolio
(continued)

	Shares	Value
ALTERNATIVE 4.3%
Absolute Return Currency, Class NAV
(First Quadrant)	2,704,608	$26,126,509

Financial Industries, Class NAV (John Hancock1) (A)	706,967	11,919,458

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,215,647	13,517,994

Total investments
(Cost $1,000,579,563) 100.0%		$1,213,572,092
Other assets and liabilities, net 0.0%		(68,309)

TOTAL NET ASSETS 100.0%		$1,213,503,783

Percentages are based upon net assets.

Retirement Living through 2015 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 54.5%
Alpha Opportunities, Class NAV (Wellington)	283,269	$3,727,816

Blue Chip Growth, Class NAV (T. Rowe Price)	283,294	9,889,785

Capital Appreciation, Class NAV (Jennison)	472,800	8,448,929

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,493,450	29,971,266

China Emerging Leaders, Class NAV (DFA)	307,863	2,761,531

Disciplined Value, Class NAV (Robeco)	200,542	3,623,789

Emerging Markets, Class NAV (DFA)	1,302,736	12,897,088

Equity-Income, Class NAV (T. Rowe Price)	470,251	9,423,838

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	469,468	6,004,498

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	493,500	6,430,299

Fundamental Value, Class NAV (Davis)	114,051	2,438,401

Global Equity, Class NAV (John Hancock1) (A)	442,194	4,886,246

Global Real Estate, Class NAV (Deutsche)	543,660	4,648,292

Global Shareholder Yield, Class NAV (Epoch)	1,018,076	11,992,941

Health Sciences, Class NAV (T. Rowe Price)	307,831	5,879,573

International Core, Class NAV (GMO)	114,743	4,079,109

International Growth Opportunities, Series NAV
(Baillie Gifford)	119,948	1,686,475

International Growth Stock, Class NAV (Invesco)	254,052	3,432,239

International Small Cap, Class NAV
(Franklin Templeton)	332,214	6,355,251

International Small Company, Class NAV (DFA)	614,902	6,665,537

International Value Equity, Class NAV
(John Hancock1) (A)	218,461	2,036,054

International Value, Class NAV (Templeton)	560,211	9,910,125

Mid Cap Stock, Class NAV (Wellington)	325,379	7,395,859

Mid Value, Class NAV (T. Rowe Price)	367,033	6,129,446

Mutual Shares, Class NAV (Franklin)	198,020	2,722,772

Natural Resources, Class NAV
(RS Investments/Wellington)	511,713	8,975,451

Real Estate Equity, Class NAV (T. Rowe Price)	332,893	3,478,736

Redwood, Class NAV (Allianz)	505,283	5,740,011

Small Cap Growth, Class NAV (Wellington)	203,202	2,279,921

Small Company Value, Class NAV (T. Rowe Price)	72,777	2,743,676

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	11,804,974	155,117,361

Strategic Growth, Class NAV
(John Hancock1) (A)	371,796	6,004,498

U.S. Equity, Class NAV (GMO)	1,227,717	15,800,723

Value, Class NAV (Invesco)	207,565	2,486,625

Retirement Living through 2015 Portfolio
(continued)

	Shares	Value
FIXED INCOME 41.9%
Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	4,328,939	$44,371,624

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	895,187	8,289,436

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	417,691	4,018,190

Floating Rate Income, Class NAV (WAMCO)	5,024,747	47,383,360

Global Bond, Class NAV (PIMCO)	893,966	10,986,848

Global Income, Class NAV (Stone Harbor)	1,402,567	14,039,697

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	171,887	1,718,874

High Yield, Class NAV (WAMCO)	1,730,236	16,489,147

Real Return Bond, Class NAV (PIMCO)	658,865	7,590,125

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	2,342,550	23,823,738

Spectrum Income, Class NAV (T. Rowe Price)	2,086,274	22,969,877

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,473,651	27,135,949

Total Return, Class NAV (PIMCO)	3,203,727	44,339,587

U.S. High Yield Bond, Class NAV (Wells Capital)	1,312,786	16,462,343

ALTERNATIVE 3.6%

Absolute Return Currency, Class NAV
(First Quadrant)	1,611,210	15,564,288

Global Absolute Return Strategies, Class NAV
(Standard Life)	850,137	9,453,527

Total investments
(Cost $582,299,552) 100.0%		$690,700,771
Other assets and liabilities, net 0.0%		14,789

TOTAL NET ASSETS 100.0%		$690,715,560

Percentages are based upon net assets.

Retirement Living through 2010 Portfolio
As of 2-28-14 (Unaudited)
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 44.3%
Alpha Opportunities, Class NAV (Wellington)	112,852	$1,485,137

Blue Chip Growth, Class NAV (T. Rowe Price)	122,697	4,283,367

Capital Appreciation Value, Class NAV
(T. Rowe Price)	1,294,194	15,556,216

Capital Appreciation, Class NAV (Jennison)	202,953	3,626,775

China Emerging Leaders, Class NAV (DFA)	122,672	1,100,367

Disciplined Value, Class NAV (Robeco)	98,379	1,777,703

Emerging Markets, Class NAV (DFA)	511,706	5,065,893

Equity-Income, Class NAV (T. Rowe Price)	198,720	3,982,346

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	238,944	3,056,097

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	269,326	3,509,316

Fundamental Value, Class NAV (Davis)	42,959	918,470

Global Equity, Class NAV (John Hancock1) (A)	256,117	2,830,094

Global Real Estate, Class NAV (Deutsche)	264,000	2,257,202

Global Shareholder Yield, Class NAV (Epoch)	523,941	6,172,030

Health Sciences, Class NAV (T. Rowe Price)	60,702	1,159,416

International Core, Class NAV (GMO)	55,612	1,977,023

International Growth Opportunities, Series NAV
(Baillie Gifford)	52,132	732,978

International Growth Stock, Class NAV (Invesco)	133,140	1,798,727

International Small Cap, Class NAV
(Franklin Templeton)	161,234	3,084,398

International Small Company, Class NAV (DFA)	295,728	3,205,687

28	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Retirement Living through 2010 Portfolio
(continued)

	Shares	Value
EQUITY (continued)
International Value Equity, Class NAV
(John Hancock1) (A)	115,737	$1,078,670

International Value, Class NAV (Templeton)	287,148	5,079,654

Mid Cap Stock, Class NAV (Wellington)	150,564	3,422,310

Mid Value, Class NAV (T. Rowe Price)	240,037	4,008,625

Mutual Shares, Class NAV (Franklin)	97,726	1,343,735

Natural Resources, Class NAV
(RS Investments/Wellington)	253,136	4,440,013

Real Estate Equity, Class NAV (T. Rowe Price)	193,458	2,021,640

Redwood, Class NAV (Allianz)	304,225	3,455,997

Small Cap Growth, Class NAV (Wellington)	76,599	859,441

Small Company Value, Class NAV (T. Rowe Price)	28,800	1,085,756

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	5,648,834	74,225,673

Strategic Growth, Class NAV (John Hancock1) (A)	153,283	2,475,523

U.S. Equity, Class NAV (GMO)	634,219	8,162,394

FIXED INCOME 51.7%
Active Bond, Class NAV (John Hancock1) (A)/
Declaration)	3,558,724	36,476,917

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	627,872	5,814,098

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	293,492	2,823,396

Floating Rate Income, Class NAV (WAMCO)	3,564,522	33,613,442

Global Bond, Class NAV (PIMCO)	701,181	8,617,519

Global Income, Class NAV (Stone Harbor)	901,850	9,027,516

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	121,926	1,219,259

High Yield, Class NAV (WAMCO)	1,147,887	10,939,362

Real Return Bond, Class NAV (PIMCO)	443,806	5,112,642

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	1,526,180	15,521,248

Spectrum Income, Class NAV (T. Rowe Price)	1,341,437	14,769,226

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,618,297	17,752,723

Total Return, Class NAV (PIMCO)	2,631,704	36,422,790

U.S. High Yield Bond, Class NAV (Wells Capital)	879,584	11,029,982

ALTERNATIVE 4.0%
Absolute Return Currency, Class NAV
(First Quadrant)	985,236	9,517,378

Global Absolute Return Strategies, Class NAV
(Standard Life)	594,755	6,613,673

Total investments
(Cost $350,429,926 100.0%		$404,509,844
Other assets and liabilities, net 0.0%		20,895

TOTAL NET ASSETS 100.0%		$404,530,739

Percentages are based upon net assets.

Footnote Legend:
(A) The subadvisor is an affiliate of the advisor.
(G) The portfolio’s subadvisor is shown parenthetically.
[1] Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

	Semiannual report | Retirement Living Portfolios	29
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-28-14 (Unaudited)

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in affiliated funds, at value	$189,358,094	$763,841,251	$798,189,294	$1,022,868,434
Cash	2,098	1,405	1,461	1,371
Receivable for investments sold	—	658,946	—	503,827
Receivable for fund shares sold	534,976	28,756	238,383	4,738
Dividends and interest receivable	14,898	68,187	70,702	107,641
Receivable due from advisor	8,924	363	432	428
Other assets	70,273	62,895	61,596	63,362
Total assets	189,989,263	764,661,803	798,561,868	1,023,549,801

Liabilities

Payable for investments purchased	534,583	55,823	232,508	92,481
Payable for fund shares repurchased	10,000	668,555	43,559	497,020
Payable to affiliates
Accounting and legal services fees	2,364	9,831	10,337	13,187
Transfer agent fees	1,018	8,088	8,451	9,998
Trustees’ fees	52	504	513	654
Distribution and service fees	134	1,210	2,462	2,153
Other liabilities and accrued expenses	26,342	27,849	29,126	30,671
Total liabilities	574,493	771,860	326,956	646,164

Net assets	$189,414,770	$763,889,943	$798,234,912	$1,022,903,637

Net assets consist of

Paid-in capital	$163,208,346	$581,768,054	$612,519,080	$785,798,013
Undistributed net investment income (loss)	(89,730)	(411,966)	(409,987)	(478,114)
Accumulated undistributed net realized gain on investments	3,208,487	6,635,865	7,261,147	8,709,723
Net unrealized appreciation on investments	23,087,667	175,897,990	178,864,672	228,874,015
Net assets	$189,414,770	$763,889,943	$798,234,912	$1,022,903,637
Investments in affiliated funds, at cost	$166,270,427	$587,943,261	$619,324,622	$793,994,419

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$4,885,402	$37,731,764	$38,548,665	$46,085,179
Shares outstanding	412,544	3,232,601	3,278,594	3,899,351
Net asset value and redemption price per share	$11.84	$11.67	$11.76	$11.82
Class R1: Net assets	$372,253	$1,298,043	$2,060,276	$2,985,583
Shares outstanding	31,439	111,397	175,509	252,937
Net asset value, offering and redemption price per share	$11.84	$11.65	$11.74	$11.80
Class R2: Net assets	$369,160	$465,005	$1,208,334	$342,939
Shares outstanding	31,171	39,735	102,567	28,925
Net asset value, offering and redemption price per share	$11.84	$11.70	$11.78	$11.86
Class R3: Net assets	$124,744	$1,679,064	$3,767,708	$2,624,294
Shares outstanding	10,535	144,007	321,288	222,127
Net asset value, offering and redemption price per share	$11.84	$11.66	$11.73	$11.81
Class R4: Net assets	$124,463	$960,100	$1,056,868	$1,422,822
Shares outstanding	10,509	82,132	89,851	119,959
Net asset value, offering and redemption price per share	$11.84	$11.69	$11.76	$11.86
Class R5: Net assets	$1,097,041	$1,523,543	$4,065,390	$1,646,946
Shares outstanding	92,579	129,892	344,372	138,767
Net asset value, offering and redemption price per share	$11.85	$11.73	$11.81	$11.87
Class R6: Net assets	$372,541	$2,840,888	$2,815,871	$4,428,364
Shares outstanding	31,433	242,558	238,802	373,313
Net asset value, offering and redemption price per share	$11.85	$11.71	$11.79	$11.86
Class 1: Net assets	$182,069,166	$717,391,536	$744,711,800	$963,367,510
Shares outstanding	15,372,077	61,210,728	63,132,350	81,176,437
Net asset value, offering and redemption price per share	$11.84	$11.72	$11.80	$11.87

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.46	$12.28	$12.38	$12.44

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Retirement Living Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value	$1,250,419,098	$1,397,909,331	$1,213,572,092	$690,700,771	$404,509,844
Cash	1,251	1,092	1,141	1,384	1,506
Receivable for investments sold	—	—	302,092	510,710	462,148
Receivable for fund shares sold	2,128,315	215,837	142,974	44,327	68,781
Dividends and interest receivable	264,260	481,224	601,742	413,096	280,727
Receivable due from advisor	579	672	673	423	718
Other assets	65,488	64,712	65,945	60,751	58,087
Total assets	1,252,878,991	1,398,672,868	1,214,686,659	691,731,462	405,381,811

Liabilities

Payable for investments purchased	2,299,167	647,450	605,240	418,413	285,279
Payable for fund shares repurchased	141,671	20,425	510,099	545,951	524,542
Payable to affiliates
Accounting and legal services fees	16,302	18,242	15,949	9,158	5,479
Transfer agent fees	13,705	14,863	15,183	11,460	8,360
Trustees’ fees	827	958	888	573	387
Distribution and service fees	3,255	2,841	3,204	2,128	784
Other liabilities and accrued expenses	32,140	33,485	32,313	28,219	26,241
Total liabilities	2,507,067	738,264	1,182,876	1,015,902	851,072

Net assets	$1,250,371,924	$1,397,934,604	$1,213,503,783	$690,715,560	$404,530,739

Net assets consist of

Paid-in capital	$971,145,055	$1,108,917,457	$988,646,059	$574,018,231	$348,159,988
Undistributed net investment income (loss)	(323,480)	32,298	391,916	338,526	251,607
Accumulated undistributed net realized gain
on investments	11,897,613	11,950,329	11,473,279	7,957,584	2,039,226
Net unrealized appreciation on investments	267,652,736	277,034,520	212,992,529	108,401,219	54,079,918
Net assets	$1,250,371,924	$1,397,934,604	$1,213,503,783	$690,715,560	$404,530,739
Investments in affiliated funds, at cost	$982,766,362	$1,120,874,811	$1,000,579,563	$582,299,552	$350,429,926

Net asset value per share

The funds have an unlimited number of shares authorized
with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of
outstanding shares in the class.
Class A1: Net assets	$62,413,312	$68,215,700	$68,763,471	$52,618,613	$37,888,202
Shares outstanding	5,374,742	5,933,554	6,146,072	4,830,208	3,722,270
Net asset value and redemption price per share	$11.61	$11.50	$11.19	$10.89	$10.18
Class R1: Net assets	$3,459,057	$3,355,726	$3,196,028	$1,255,400	$497,166
Shares outstanding	298,941	292,965	286,309	115,426	48,982
Net asset value, offering and redemption price per share	$11.57	$11.45	$11.16	$10.88	$10.15
Class R2: Net assets	$938,321	$704,860	$882,610	$286,485	$652,082
Shares outstanding	81,149	61,571	79,127	26,348	64,078
Net asset value, offering and redemption price per share	$11.56	$11.45	$11.15	$10.87	$10.18
Class R3: Net assets	$3,785,090	$4,404,375	$4,332,702	$5,821,787	$1,168,470
Shares outstanding	326,891	384,312	387,881	535,322	115,002
Net asset value, offering and redemption price per share	$11.58	$11.46	$11.17	$10.88	$10.16
Class R4: Net assets	$1,151,850	$1,318,605	$967,943	$237,959	$521,501
Shares outstanding	99,539	114,980	86,777	21,886	51,286
Net asset value, offering and redemption price per share	$11.57	$11.47	$11.15	$10.87	$10.17
Class R5: Net assets	$6,609,745	$2,216,460	$7,016,312	$1,557,879	$1,097,694
Shares outstanding	570,609	193,395	627,576	143,080	107,928
Net asset value, offering and redemption price per share	$11.58	$11.46	$11.18	$10.89	$10.17
Class R6: Net assets	$8,583,782	$9,861,230	$9,285,867	$4,854,939	$3,695,903
Shares outstanding	741,656	861,167	831,803	445,771	363,177
Net asset value, offering and redemption price per share	$11.57	$11.45	$11.16	$10.89	$10.18
Class 1: Net assets	$1,163,430,767	$1,307,857,648	$1,119,058,850	$624,082,498	$359,009,721
Shares outstanding	100,441,252	114,106,910	100,141,805	57,323,480	35,274,194
Net asset value, offering and redemption price per share	$11.58	$11.46	$11.17	$10.89	$10.18

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.22	$12.11	$11.78	$11.46	$10.72

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Semiannual report | Retirement Living Portfolios	31
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-14 (Unaudited)

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$1,988,557	$8,982,962	$9,277,323	$12,055,519

Expenses

Investment management fees	49,103	227,617	235,290	300,210
Distribution and service fees	44,702	231,645	247,925	308,477
Transfer agent fees	2,568	23,953	24,976	30,169
Accounting and legal services fees	9,131	42,517	43,787	56,015
State registration fees	46,066	49,153	48,981	50,173
Professional fees	18,907	23,956	24,098	25,427
Printing and postage	1,356	3,230	3,467	3,567
Custodian fees	5,947	5,947	5,947	5,947
Trustees’ fees	681	3,616	3,718	4,746
Registration and filing fees	16,687	16,462	17,464	18,670
Expense recapture	—	1,369	1,640	3,078
Other	5,387	7,263	7,330	7,927
Total expenses before reductions and
amounts recaptured	200,535	636,728	664,623	814,406

Net expense reductions	(68,374)	(66,177)	(68,167)	(73,263)
Total expenses	132,161	570,551	596,456	741,143

Net investment income	1,856,396	8,412,411	8,680,867	11,314,376

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	304,457	2,149,664	2,017,520	1,926,854
Capital gain distributions received from affiliated
underlying funds	5,144,370	23,734,054	24,482,629	31,216,935
	5,448,827	25,883,718	26,500,149	33,143,789
Change in net unrealized appreciation of
Investments in affiliated issuers	12,839,304	60,445,380	62,819,522	80,011,452

Net realized and unrealized gain	18,288,131	86,329,098	89,319,671	113,155,241

Increase in net assets from operations	$20,144,527	$94,741,509	$98,000,538	$124,469,617

32	Retirement Living Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$15,538,671	$18,571,857	$17,313,245	$10,880,710	$6,730,981

Expenses

Investment management fees	367,871	408,126	353,299	192,278	115,268
Distribution and service fees	384,673	427,734	386,267	247,753	151,028
Transfer agent fees	40,985	44,537	44,542	34,559	26,045
Accounting and legal services fees	68,521	76,772	67,054	39,316	23,608
State registration fees	50,412	49,873	49,625	50,359	48,774
Professional fees	26,826	27,771	26,746	23,754	22,022
Printing and postage	4,434	4,907	4,853	3,718	3,438
Custodian fees	5,947	5,947	5,947	5,947	5,947
Trustees’ fees	5,865	6,636	5,847	3,523	2,155
Registration and filing fees	19,363	19,662	19,196	16,521	16,048
Expense recapture	6,109	7,881	8,179	4,309	2,227
Other	8,649	9,141	8,812	7,390	7,081
Total expenses before reductions and
amounts recaptured	989,655	1,088,987	980,367	629,427	423,641

Net expense reductions	(80,495)	(80,884)	(74,055)	(47,355)	(45,310)
Total expenses	909,160	1,008,103	906,312	582,072	378,331

Net investment income	14,629,511	17,563,754	16,406,933	10,298,638	6,352,650

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	3,669,479	4,288,336	5,007,192	4,579,048	3,228,812
Capital gain distributions received from affiliated
underlying funds	37,367,284	39,183,771	30,940,705	17,121,222	8,925,580
	41,036,763	43,472,107	35,947,897	21,700,270	12,154,392
Change in net unrealized appreciation of
Investments in affiliated issuers	90,210,093	91,058,752	67,049,195	29,234,292	14,227,695

Net realized and unrealized gain	131,246,856	134,530,859	102,997,092	50,934,562	26,382,087

Increase in net assets from operations	$145,876,367	$152,094,613	$119,404,025	$61,233,200	$32,734,737

	Semiannual report | Retirement Living Portfolios	33
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Retirement Living		Retirement Living		Retirement Living
	through 2050 Portfolio		through 2045 Portfolio		through 2040 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$1,856,396	$826,077	$8,412,411	$6,956,299	$8,680,867	$7,012,083
Net realized gain	5,448,827	2,228,470	25,883,718	14,443,834	26,500,149	13,977,050
Change in net unrealized appreciation	12,839,304	8,563,672	60,445,380	66,483,751	62,819,522	68,171,908
Increase in net assets resulting
from operations	20,144,527	11,618,219	94,741,509	87,883,884	98,000,538	89,161,041

Distributions to shareholders

From net investment income
Class A	(29,235)	(6,895)	(297,736)	(169,103)	(297,991)	(181,590)
Class R1	(2,324)	(537)	(7,733)	(9,525)	(11,840)	(11,980)
Class R2	(2,652)	(1,044)	(3,503)	(858)	(4,545)	(1,066)
Class R3	(820)	(635)	(10,869)	(8,075)	(24,758)	(19,388)
Class R4	(1,276)	(1,035)	(9,408)	(7,126)	(9,794)	(5,686)
Class R5	(13,355)	(1,336)	(14,156)	(22,907)	(53,099)	(44,776)
Class R6	(4,203)	(2,382)	(32,186)	(8,917)	(31,176)	(7,720)
Class 1	(1,910,224)	(817,263)	(8,618,941)	(6,892,075)	(8,814,528)	(6,894,093)
From net realized gain
Class A	(87,246)	(11,997)	(1,058,430)	(1,153,753)	(1,029,836)	(1,125,828)
Class R1	(9,733)	(1,372)	(37,924)	(91,498)	(56,555)	(104,623)
Class R2	(7,915)	(1,815)	(12,450)	(5,853)	(15,708)	(6,607)
Class R3	(2,960)	(1,366)	(46,275)	(66,679)	(102,574)	(145,530)
Class R4	(2,959)	(1,365)	(26,225)	(37,699)	(26,514)	(27,326)
Class R5	(26,269)	(1,478)	(33,652)	(102,720)	(122,520)	(182,351)
Class R6	(7,966)	(2,533)	(73,795)	(39,087)	(69,373)	(30,510)
Class 1	(3,757,094)	(904,290)	(20,488,593)	(31,143,700)	(20,338,727)	(28,293,893)

Total distributions	(5,866,231)	(1,757,343)	(30,771,876)	(39,759,575)	(31,009,538)	(37,082,967)
From Fund share transactions	46,867,129	65,886,628	32,376,471	69,145,047	45,471,796	83,853,430

Total increase	61,145,425	75,747,504	96,346,104	117,269,356	112,462,796	135,931,504

Net assets

Beginning of period	128,269,345	52,521,841	667,543,839	550,274,483	685,772,116	549,840,612

End of period	$189,414,770	$128,269,345	$763,889,943	$667,543,839	$798,234,912	$685,772,116

Undistributed net investment
income (loss)	($89,730)	$17,963	($411,966)	$170,155	($409,987)	$156,877

34	Retirement Living Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2035 Portfolio		through 2030 Portfolio		through 2025 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$11,314,376	$9,242,750	$14,629,511	$13,531,444	$17,563,754	$18,796,012
Net realized gain	33,143,789	17,550,126	41,036,763	21,182,212	43,472,107	22,338,694
Change in net unrealized appreciation	80,011,452	86,243,892	90,210,093	98,308,261	91,058,752	96,971,202
Increase in net assets resulting
from operations	124,469,617	113,036,768	145,876,367	133,021,917	152,094,613	138,105,908

Distributions to shareholders
From net investment income
Class A	(382,285)	(218,307)	(601,350)	(382,701)	(810,882)	(574,203)
Class R1	(16,995)	(15,825)	(26,075)	(25,952)	(34,399)	(34,839)
Class R2	(2,888)	(850)	(8,199)	(1,320)	(7,185)	(2,547)
Class R3	(17,682)	(17,508)	(32,173)	(28,845)	(47,157)	(40,579)
Class R4	(14,502)	(10,471)	(13,264)	(7,040)	(23,844)	(23,327)
Class R5	(21,829)	(47,256)	(90,163)	(106,859)	(41,448)	(154,881)
Class R6	(55,474)	(11,207)	(105,403)	(13,618)	(163,641)	(17,508)
Class 1	(11,714,912)	(8,919,369)	(16,047,491)	(12,904,919)	(21,050,266)	(17,514,879)
From net realized gain
Class A	(1,254,024)	(1,256,026)	(1,569,138)	(1,533,447)	(1,585,235)	(1,496,030)
Class R1	(76,063)	(128,693)	(87,793)	(134,635)	(82,421)	(111,376)
Class R2	(9,476)	(4,885)	(21,394)	(5,290)	(14,046)	(6,686)
Class R3	(69,065)	(122,187)	(97,052)	(133,855)	(103,636)	(118,928)
Class R4	(37,545)	(46,613)	(28,253)	(22,980)	(39,363)	(51,290)
Class R5	(48,365)	(178,131)	(167,454)	(303,772)	(60,851)	(302,753)
Class R6	(118,632)	(40,988)	(189,672)	(37,500)	(233,783)	(33,479)
Class 1	(25,955,857)	(33,621,396)	(29,804,258)	(37,407,201)	(30,904,943)	(34,428,342)

Total distributions	(39,795,594)	(44,639,712)	(48,889,132)	(53,049,934)	(55,203,100)	(54,911,647)
From Fund share transactions	61,757,626	98,393,016	71,112,621	100,969,071	79,512,171	91,261,467

Total increase	146,431,649	166,790,072	168,099,856	180,941,054	176,403,684	174,455,728

Net assets

Beginning of period	876,471,988	709,681,916	1,082,272,068	901,331,014	1,221,530,920	1,047,075,192

End of period	$1,022,903,637	$876,471,988	$1,250,371,924	$1,082,272,068	$1,397,934,604	$1,221,530,920

Undistributed net investment
income (loss)	($478,114)	$434,077	($323,480)	$1,971,127	$32,298	$4,647,366

	Semiannual report | Retirement Living Portfolios	35
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2020 Portfolio		through 2015 Portfolio		through 2010 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$16,406,933	$20,551,065	$10,298,638	$14,787,634	$6,352,650	$10,765,455
Net realized gain	35,947,897	22,929,720	21,700,270	14,016,066	12,154,392	12,601,527
Change in net unrealized appreciation	67,049,195	64,014,331	29,234,292	27,963,199	14,227,695	8,664,491
Increase in net assets resulting
from operations	119,404,025	107,495,116	61,233,200	56,766,899	32,734,737	32,031,473

Distributions to shareholders
From net investment income
Class A	(1,004,168)	(687,680)	(935,672)	(688,224)	(807,595)	(648,860)
Class R1	(40,338)	(44,541)	(21,739)	(26,566)	(7,515)	(8,074)
Class R2	(11,215)	(1,718)	(3,882)	(2,147)	(13,665)	(2,422)
Class R3	(62,633)	(65,305)	(98,365)	(106,288)	(22,575)	(34,262)
Class R4	(16,488)	(13,356)	(5,024)	(1,500)	(11,838)	(11,189)
Class R5	(140,282)	(221,192)	(41,527)	(129,795)	(29,445)	(116,233)
Class R6	(161,682)	(9,464)	(104,898)	(15,368)	(86,673)	(2,999)
Class 1	(21,186,229)	(19,022,412)	(14,061,292)	(13,878,950)	(9,133,778)	(10,487,113)
From net realized gain
Class A	(1,678,170)	(1,395,024)	(1,327,408)	(619,062)	(1,334,530)	(1,666,045)
Class R1	(79,406)	(106,048)	(35,341)	(27,210)	(13,993)	(23,145)
Class R2	(18,742)	(3,504)	(5,508)	(1,931)	(22,581)	(6,221)
Class R3	(115,108)	(145,382)	(151,097)	(103,141)	(40,006)	(93,849)
Class R4	(23,940)	(23,723)	(6,322)	(1,203)	(17,584)	(26,015)
Class R5	(184,352)	(354,340)	(47,928)	(95,759)	(40,462)	(251,259)
Class R6	(207,535)	(14,882)	(118,611)	(11,117)	(116,912)	(6,393)
Class 1	(27,841,761)	(30,613,869)	(16,228,724)	(10,239,504)	(12,551,031)	(22,669,689)

Total distributions	(52,772,049)	(52,722,440)	(33,193,338)	(25,947,765)	(24,250,183)	(36,053,768)
From Fund share transactions	66,794,468	59,266,237	13,984,661	(8,627,058)	316,039	(26,356,269)

Total increase (decrease)	133,426,444	114,038,913	42,024,523	22,192,076	8,800,593	(30,378,564)

Net assets

Beginning of period	1,080,077,339	966,038,426	648,691,037	626,498,961	395,730,146	426,108,710

End of period	$1,213,503,783	$1,080,077,339	$690,715,560	$648,691,037	$404,530,739	$395,730,146

Undistributed net investment
income	$391,916	$6,608,018	$338,526	$5,312,288	$251,607	$4,012,041

36	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Living through 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.73	0.11	1.38	1.49	(0.10)	(0.28)	—	(0.38)	11.84	13.92[7]	1.01[8]	0.61[8]	1.99[8]	4,885	3
08-31-2013	9.51	0.04	1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	2.15	0.61	0.42	2,264	16
08-31-2012[9]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	7.08[8]	0.61[8]	(0.16)[7]	503	67[10]

CLASS R1

02-28-2014[6]	10.72	0.11	1.36	1.47	(0.07)	(0.28)	—	(0.35)	11.84	13.77[7]	4.45[8]	0.86[8]	1.94[8]	372	3
08-31-2013	9.50	0.02	1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95	12.87	0.86	0.23	183	16
08-31-2012[9]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.28[8]	0.86[8]	(0.28)[7]	100	67[10]

CLASS R2

02-28-2014[6]	10.73	0.15	1.34	1.49	(0.10)	(0.28)	—	(0.38)	11.84	13.92[7]	6.19[8]	0.61[8]	2.66[8]	369	3
08-31-2013	9.51	0.07	1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	11.95	0.61	0.71	155	16
08-31-2012[9]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	16.97[8]	0.61[8]	(0.15)[7]	100	67[10]

CLASS R3

02-28-2014[6]	10.73	0.10	1.37	1.47	(0.08)	(0.28)	—	(0.36)	11.84	13.77[7]	11.69[8]	0.76[8]	1.77[8]	125	3
08-31-2013	9.50	0.06	1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17	15.81	0.76	0.55	113	16
08-31-2012[9]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.31[8]	0.76[8]	(0.23)[7]	100	67[10]

CLASS R4

02-28-2014[6]	10.75	0.12	1.38	1.50	(0.13)	(0.28)	—	(0.41)	11.84	13.97[7]	11.42[8]	0.36[8]	2.18[8]	124	3
08-31-2013	9.52	0.10	1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59	15.54	0.36	0.95	113	16
08-31-2012[9]	9.52	—[11]	—	—[11]	—	—	—	—	9.52	—[7]	17.05[8]	0.41[8]	(0.05)[7]	100	67[10]

CLASS R5

02-28-2014[6]	10.76	0.13	1.39	1.52	(0.15)	(0.28)	—	(0.43)	11.85	14.16[7]	1.47[8]	0.16[8]	2.35[8]	1,097	3
08-31-2013	9.53	0.02	1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	2.67	0.16	0.23	985	16
08-31-2012[9]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.34[8]	0.16[8]	0.07[7]	108	67[10]

CLASS R6

02-28-2014[6]	10.76	0.14	1.38	1.52	(0.15)	(0.28)	—	(0.43)	11.85	14.22[7]	4.54[8]	0.11[8]	2.49[8]	373	3
08-31-2013	9.53	0.12	1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85	8.30	0.11	1.17	253	16
08-31-2012[9]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.75[8]	0.11[8]	0.10[7]	100	67[10]

CLASS 1

02-28-2014[6]	10.76	0.14	1.37	1.51	(0.15)	(0.28)	—	(0.43)	11.84	14.07[7]	0.19[8]	0.16[8]	2.39[8]	182,069	3
08-31-2013	9.53	0.10	1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	0.23	0.16	0.94	124,203	16
08-31-2012	8.88	0.08	0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25	0.42	0.16	0.86	51,411	67
08-31-2011[12]	10.00	—[11]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[7]	4.97[8]	0.16[8]	(0.01)[8]	6,391	4

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47% and 0.48%–1.14% for the peri-
ods ended 2-28-14, 8-31-13, 8-31-12 and 8-31-11, respectively.

	Semiannual report | Retirement Living Portfolios	37
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2050 Portfolio continued
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 Less than $0.005 per share.
12 The inception date for Class 1 shares is 4-29-11.

Retirement Living through 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.65	0.11	1.36	1.47	(0.10)	(0.35)	—	(0.45)	11.67	13.86[7]	0.59[8]	0.59[8]	1.98[8]	37,732	7
08-31-2013	9.88	0.06	1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25	0.65	0.59	0.62	28,714	15
08-31-2012	9.22	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72	0.75	0.59	0.74	17,140	70
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37	0.78	0.59	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00	0.85	0.60[9]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)	1.90	0.63	0.86	3,488	22

CLASS R1

02-28-2014[6]	10.62	0.09	1.36	1.45	(0.07)	(0.35)	—	(0.42)	11.65	13.73[7]	1.97[8]	0.83[8]	1.57[8]	1,298	7
08-31-2013	9.86	0.06	1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89	1.80	0.84	0.54	1,163	15
08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45	2.05	0.81	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.27	0.74	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88	1.73	0.75[10]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)	5.27	0.86	0.87	616	22

CLASS R2

02-28-2014[6]	10.67	0.11	1.37	1.48	(0.10)	(0.35)	—	(0.45)	11.70	13.92[7]	3.91[8]	0.59[8]	2.03[8]	465	7
08-31-2013	9.90	0.05	1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22	11.95	0.59	0.50	293	15
08-31-2012[11]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[7]	16.78[8]	0.59[8]	(0.15)[7]	100	70[12]

CLASS R3

02-28-2014[6]	10.63	0.10	1.36	1.46	(0.08)	(0.35)	—	(0.43)	11.66	13.82[7]	1.72[8]	0.74[8]	1.77[8]	1,679	7
08-31-2013	9.87	0.05	1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99	1.90	0.74	0.53	1,332	15
08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55	2.20	0.71	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46	2.59	0.64	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83	2.54	0.65[10]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)	6.51	0.76	0.95	259	22

CLASS R4

02-28-2014[6]	10.67	0.12	1.37	1.49	(0.12)	(0.35)	—	(0.47)	11.69	14.09[7]	2.07[8]	0.33[8]	2.10[8]	960	7
08-31-2013	9.90	0.10	1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50	2.41	0.34	0.92	812	15
08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81	2.75	0.40	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66	3.75	0.39	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17	3.96	0.40[10]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)	6.09	0.48	1.10	324	22

38	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2045 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

02-28-2014[6]	10.72	0.13	1.37	1.50	(0.14)	(0.35)	—	(0.49)	11.73	14.14[7]	1.39[8]	0.14[8]	2.21[8]	1,524	7
08-31-2013	9.94	0.15	1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78	1.11	0.14	1.43	1,023	15
08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24	1.47	0.13	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	2.72	0.09	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55	3.66	0.10[10]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)	7.40	0.19	1.60	216	22

CLASS R6

02-28-2014[6]	10.70	0.14	1.37	1.51	(0.15)	(0.35)	—	(0.50)	11.71	14.22[7]	0.71[8]	0.09[8]	2.47[8]	2,841	7
08-31-2013	9.93	0.09	1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72	1.22	0.09	0.87	1,885	15
08-31-2012[13]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25	16.83	0.09	1.35	107	70

CLASS 1

02-28-2014[6]	10.71	0.13	1.37	1.50	(0.14)	(0.35)	—	(0.49)	11.72	14.15[7]	0.14[8]	0.13[8]	2.36[8]	717,392	7
08-31-2013	9.93	0.12	1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78	0.14	0.14	1.14	632,322	15
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.14	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38	0.16	0.15	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)	0.19	0.19	1.40	190,278	22

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.31% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes small account fee credits of 0.02% of average net assets.
10 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
11 The inception date for Class R2 shares is 3-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 The inception date for Class R6 Shares is 9-1-11.

	Semiannual report | Retirement Living Portfolios	39
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.71	0.11	1.38	1.49	(0.10)	(0.34)	—	(0.44)	11.76	13.97[7]	0.59[8]	0.58[8]	1.95[8]	38,549	6
08-31-2013	9.89	0.07	1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13	0.64	0.59	0.63	30,120	14
08-31-2012	9.23	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71	0.73	0.60	0.75	18,146	69
08-31-2011	8.12	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35	0.76	0.59	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00	0.75	0.60[9,10]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)	1.61	0.63	0.90	4,434	20

CLASS R1

02-28-2014[6]	10.69	0.10	1.36	1.46	(0.07)	(0.34)	—	(0.41)	11.74	13.74[7]	1.64[8]	0.83[8]	1.67[8]	2,060	6
08-31-2013	9.86	0.05	1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00	1.58	0.84	0.51	1,985	14
08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44	1.72	0.82	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.02	0.74	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.37	0.75[10]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)	4.57	0.85	0.98	728	20

CLASS R2

02-28-2014[6]	10.73	0.08	1.41	1.49	(0.10)	(0.34)	—	(0.44)	11.78	13.94[7]	2.57[8]	0.59[8]	1.37[8]	1,208	6
08-31-2013	9.90	0.05	1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21	9.52	0.59	0.51	312	14
08-31-2012[11]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[7]	16.77[8]	0.60[8]	(0.15)[7]	100	69[12]

CLASS R3

02-28-2014[6]	10.68	0.10	1.37	1.47	(0.08)	(0.34)	—	(0.42)	11.73	13.86[7]	1.16[8]	0.73[8]	1.67[8]	3,768	6
08-31-2013	9.86	0.05	1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01	1.23	0.74	0.51	3,235	14
08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56	1.32	0.71	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34	1.43	0.64	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97	1.25	0.65[10]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)	1.96	0.76	1.14	1,271	20

CLASS R4

02-28-2014[6]	10.73	0.12	1.37	1.49	(0.12)	(0.34)	—	(0.46)	11.76	14.02[7]	2.05[8]	0.33[8]	2.16[8]	1,057	6
08-31-2013	9.90	0.09	1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51	2.71	0.34	0.84	763	14
08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93	3.78	0.40	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54	8.19	0.39	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18	6.93	0.40[10]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)	6.79	0.48	1.21	253	20

CLASS R5

02-28-2014[6]	10.77	0.14	1.39	1.53	(0.15)	(0.34)	—	(0.49)	11.81	14.27[7]	0.52[8]	0.13[8]	2.38[8]	4,065	6
08-31-2013	9.94	0.11	1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67	0.51	0.14	1.03	4,126	14
08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23	0.92	0.14	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	1.89	0.09	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56	1.57	0.10[10]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)	2.54	0.19	1.80	561	20

CLASS R6

02-28-2014[6]	10.76	0.13	1.39	1.52	(0.15)	(0.34)	—	(0.49)	11.79	14.24[7]	0.69[8]	0.08[8]	2.35[8]	2,816	6
08-31-2013	9.93	0.07	1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73	1.12	0.09	0.69	2,168	14
08-31-2012[13]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24	16.85	0.10	1.35	107	69

40	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2014[6]	10.77	0.14	1.38	1.52	(0.15)	(0.34)	—	(0.49)	11.80	14.17[7]	0.14[8]	0.13[8]	2.36[8]	744,712	6
08-31-2013	9.93	0.12	1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78	0.14	0.14	1.14	643,062	14
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.15	1.25	523,000	69
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52	0.16	0.15	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)	0.18	0.18	1.46	197,012	20

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.31% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes small account fee credits of 0.01% of average net assets.
10 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
11 The inception date for Class R2 shares is 3-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2035 Portfolio

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.78	0.11	1.37	1.48	(0.10)	(0.34)	—	(0.44)	11.82	13.80[7]	0.59[8]	0.58[8]	2.01[8]	46,085	6
08-31-2013	9.92	0.07	1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04	0.63	0.59	0.66	37,108	15
08-31-2012	9.26	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69	0.70	0.59	0.74	23,816	70
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45	0.71	0.59	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00	0.71	0.60[9,10]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)	1.29	0.62	1.06	5,950	20

	Semiannual report | Retirement Living Portfolios	41
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

02-28-2014[6]	10.75	0.10	1.36	1.46	(0.07)	(0.34)	—	(0.41)	11.80	13.66[7]	1.44[8]	0.83[8]	1.69[8]	2,986	6
08-31-2013	9.90	0.06	1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68	1.46	0.84	0.61	2,400	15
08-31-2012	9.24	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54	1.51	0.81	0.66	2,475	70
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19	1.61	0.74	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74	1.35	0.75[9]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)	4.49	0.84	1.13	647	20

CLASS R2

02-28-2014[6]	10.81	0.13	1.36	1.49	(0.10)	(0.34)	—	(0.44)	11.86	13.85[7]	5.54[8]	0.58[8]	2.28[8]	343	6
08-31-2013	9.94	0.08	1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10	14.91	0.59	0.77	111	15
08-31-2012[11]	9.96	(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[7]	16.77[8]	0.59[8]	(0.14)[7]	100	70[12]

CLASS R3

02-28-2014[6]	10.77	0.10	1.36	1.46	(0.08)	(0.34)	—	(0.42)	11.81	13.65[7]	1.35[8]	0.73[8]	1.70[8]	2,624	6
08-31-2013	9.91	0.06	1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88	1.29	0.74	0.57	2,382	15
08-31-2012	9.25	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59	1.45	0.73	0.63	2,376	70
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22	1.58	0.69	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91	1.56	0.70[9]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)	4.47	0.77	0.84	451	20

CLASS R4

02-28-2014[6]	10.83	0.13	1.37	1.50	(0.13)	(0.34)	—	(0.47)	11.86	13.90[7]	1.58[8]	0.33[8]	2.22[8]	1,423	6
08-31-2013	9.96	0.10	1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36	1.78	0.34	0.93	1,145	15
08-31-2012	9.30	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89	1.82	0.40	1.02	1,146	70
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58	1.95	0.39	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43	2.77	0.40[9]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)	9.27	0.47	1.06	182	20

CLASS R5

02-28-2014[6]	10.84	0.15	1.37	1.52	(0.15)	(0.34)	—	(0.49)	11.87	14.09[7]	1.10[8]	0.13[8]	2.52[8]	1,647	6
08-31-2013	9.97	0.17	1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.68	0.14	1.61	1,411	15
08-31-2012	9.31	0.09	0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	1.09	0.13	0.97	3,543	70
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88	1.60	0.09	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55	2.64	0.10[9]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)	7.18	0.17	1.61	199	20

CLASS R6

02-28-2014[6]	10.84	0.15	1.36	1.51	(0.15)	(0.34)	—	(0.49)	11.86	14.05[7]	0.47[8]	0.08[8]	2.54[8]	4,428	6
08-31-2013	9.97	0.07	1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62	0.70	0.09	0.70	3,720	15
08-31-2012[13]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	16.85	0.09	1.36	107	70

CLASS 1

02-28-2014[6]	10.84	0.14	1.38	1.52	(0.15)	(0.34)	—	(0.49)	11.87	14.09[7]	0.14[8]	0.13[8]	2.39[8]	963,368	6
08-31-2013	9.97	0.12	1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.14	0.14	1.17	828,194	15
08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17	0.14	0.14	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97	0.14	0.14	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38	0.15	0.15	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)	0.17	0.17	1.49	272,778	20

42	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.31% for the years ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 Includes small account fee credits of 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.65	0.12	1.27	1.39	(0.12)	(0.31)	—	(0.43)	11.61	13.15[7]	0.59[8]	0.58[8]	2.12[8]	62,413	6
08-31-2013	9.85	0.09	1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11	0.61	0.58	0.86	49,497	15
08-31-2012	9.21	0.10	0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66	0.68	0.59	1.02	32,160	69
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09	0.66	0.59	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31	0.67	0.59[9]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)	1.06	0.61	1.13	9,351	23

CLASS R1

02-28-2014[6]	10.61	0.10	1.26	1.36	(0.09)	(0.31)	—	(0.40)	11.57	12.94[7]	1.31[8]	0.83[8]	1.79[8]	3,459	6
08-31-2013	9.81	0.08	1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88	1.32	0.83	0.74	2,908	15
08-31-2012	9.17	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53	1.44	0.81	0.83	2,742	69
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86	1.47	0.74	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06	1.17	0.74[9]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)	3.04	0.83	1.04	1,245	23

CLASS R2

02-28-2014[6]	10.61	0.12	1.26	1.38	(0.12)	(0.31)	—	(0.43)	11.56	13.10[7]	2.33[8]	0.58[8]	2.21[8]	938	6
08-31-2013	9.82	0.04	1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04	5.79	0.58	0.37	567	15
08-31-2012[10]	9.80	—[11]	0.02	0.02	—	—	—	—	9.82	0.20[7]	16.01[8]	0.59	(0.01)[8]	100	69[13]

CLASS R3

02-28-2014[6]	10.62	0.11	1.26	1.37	(0.10)	(0.31)	—	(0.41)	11.58	13.03[7]	1.16[8]	0.73[8]	1.88[8]	3,785	6
08-31-2013	9.82	0.08	1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98	1.20	0.73	0.79	3,397	15
08-31-2012	9.18	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58	1.28	0.72	0.88	3,146	69
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90	1.38	0.69	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10	1.41	0.69[9]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)	3.09	0.76	1.12	609	23

	Semiannual report | Retirement Living Portfolios	43
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R4

02-28-2014[6]	10.63	0.13	1.27	1.40	(0.15)	(0.31)	—	(0.46)	11.57	13.24[7]	1.99[8]	0.33[8]	2.35[8]	1,152	6
08-31-2013	9.83	0.11	1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42	2.72	0.33	1.09	747	15
08-31-2012	9.19	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91	2.36	0.40	1.31	498	69
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19	3.87	0.39	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37	5.30	0.39[9]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)	5.43	0.45	1.52	360	23

CLASS R5

02-28-2014[6]	10.65	0.14	1.27	1.41	(0.17)	(0.31)	—	(0.48)	11.58	13.33[7]	0.41[8]	0.13[8]	2.55[8]	6,610	6
08-31-2013	9.85	0.15	1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62	0.36	0.13	1.43	5,557	15
08-31-2012	9.21	0.11	0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24	0.58	0.13	1.18	6,777	69
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61	0.88	0.09	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76	0.98	0.09[9]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)	1.61	0.17	1.77	979	23

CLASS R6

02-28-2014[6]	10.64	0.14	1.27	1.41	(0.17)	(0.31)	—	(0.48)	11.57	13.40[7]	0.31[8]	0.08[8]	2.48[8]	8,584	6
08-31-2013	9.85	0.07	1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57	0.48	0.08	0.66	6,446	15
08-31-2012[12]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36	16.91	0.09	1.60	107	69

CLASS 1

02-28-2014[6]	10.65	0.14	1.27	1.41	(0.17)	(0.31)	—	(0.48)	11.58	13.33[7]	0.14[8]	0.13[8]	2.53[8]	1,163,431	6
08-31-2013	9.85	0.14	1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58	0.13	0.13	1.37	1,013,152	15
08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30	0.14	0.14	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58	0.14	0.14	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72	0.15	0.14	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16	0.16	1.58	350,658	23

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%,
and 0.49%–1.31% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10, and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $0.005 per share.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

44	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.65	0.13	1.15	1.28	(0.14)	(0.29)	—	(0.43)	11.50	12.11[7]	0.58[8]	0.58[8]	2.29[8]	68,216	6
08-31-2013	9.91	0.12	1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71	0.60	0.58	1.18	54,244	17
08-31-2012	9.27	0.13	0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93	0.67	0.59	1.36	38,080	66
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09	0.66	0.58	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02	0.65	0.59[9]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)	0.98	0.61	1.59	9,419	25

CLASS R1

02-28-2014[6]	10.60	0.11	1.14	1.25	(0.11)	(0.29)	—	(0.40)	11.45	11.91[7]	1.32[8]	0.83[8]	2.04[8]	3,356	6
08-31-2013	9.87	0.10	1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38	1.30	0.83	0.99	2,928	17
08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80	1.41	0.81	1.26	2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86	1.53	0.73	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91	1.22	0.74[9]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)	3.27	0.82	1.40	1,197	25

CLASS R2

02-28-2014[6]	10.60	0.13	1.15	1.28	(0.14)	(0.29)	—	(0.43)	11.45	12.17[7]	3.01[8]	0.58[8]	2.32[8]	705	6
08-31-2013	9.87	0.10	1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64	7.20	0.58	1.00	438	17
08-31-2012[10]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	0.61[7]	17.38[8]	0.59[8]	0.29[7]	101	66[11]

CLASS R3

02-28-2014[6]	10.61	0.12	1.14	1.26	(0.12)	(0.29)	—	(0.41)	11.46	12.00[7]	1.11[8]	0.73[8]	2.11[8]	4,404	6
08-31-2013	9.88	0.11	1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47	1.14	0.73	1.04	3,710	17
08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84	1.21	0.72	1.27	3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04	1.27	0.68	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82	1.27	0.69[9]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)	2.11	0.75	0.87	1,381	25

CLASS R4

02-28-2014[6]	10.63	0.14	1.16	1.30	(0.17)	(0.29)	—	(0.46)	11.47	12.30[7]	1.39[8]	0.33[8]	2.54[8]	1,319	6
08-31-2013	9.90	0.16	1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89	1.40	0.33	1.52	1,408	17
08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17	1.64	0.39	1.46	1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32	1.87	0.38	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35	2.18	0.39[9]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)	7.64	0.45	1.56	260	25

CLASS R5

02-28-2014[6]	10.63	0.16	1.15	1.31	(0.19)	(0.29)	—	(0.48)	11.46	12.42[7]	0.83[8]	0.13[8]	2.87[8]	2,216	6
08-31-2013	9.90	0.23	1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11	0.40	0.13	2.21	2,099	17
08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	0.50	0.12	1.66	8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63	0.64	0.08	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48	1.24	0.09[9]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)	4.27	0.16	2.08	339	25

CLASS R6

02-28-2014[6]	10.63	0.15	1.15	1.30	(0.19)	(0.29)	—	(0.48)	11.45	12.38[7]	0.26[8]	0.08[8]	2.71[8]	9,861	6
08-31-2013	9.90	0.09	1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16	0.43	0.08	0.88	9,211	17
08-31-2012[12]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	18.84	0.09	1.95	107	66

	Semiannual report | Retirement Living Portfolios	45
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2014[6]	10.64	0.15	1.15	1.30	(0.19)	(0.29)	—	(0.48)	11.46	12.31[7]	0.13[8]	0.13[8]	2.71[8] 1,307,858		6
08-31-2013	9.90	0.17	1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21	0.13	0.13	1.65	1,147,492	17
08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46	0.14	0.14	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58	0.14	0.13	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44	0.14	0.14	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)	0.16	0.16	2.08	428,618	25

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.31% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 The inception date for Class R2 shares is 3-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.53	0.14	0.99	1.13	(0.18)	(0.29)	—	(0.47)	11.19	10.83[7]	0.59[8]	0.58[8]	2.47[8]	68,763	6
08-31-2013	10.00	0.16	0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71	0.60	0.58	1.50	52,733	18
08-31-2012	9.39	0.17	0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03	0.67	0.59	1.78	37,860	63
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87	0.65	0.58	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91	0.65	0.59[9]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)	0.86	0.61	2.06	13,067	26

CLASS R1

02-28-2014[6]	10.50	0.12	0.98	1.10	(0.15)	(0.29)	—	(0.44)	11.16	10.60[7]	1.33[8]	0.83[8]	2.19[8]	3,196	6
08-31-2013	9.97	0.14	0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48	1.33	0.83	1.34	2,973	18
08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77	1.39	0.81	1.59	2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61	1.47	0.73	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92	1.12	0.74[9]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)	2.11	0.83	2.14	1,675	26

46	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R2

02-28-2014[6]	10.50	0.13	0.99	1.12	(0.18)	(0.29)	—	(0.47)	11.15	10.77[7]	2.42[8]	0.58[8]	2.34[8]	883	6
08-31-2013	9.98	0.10	0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62	5.81	0.58	0.93	640	18
08-31-2012[10]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22[7]	16.59[8]	0.59[8]	0.37[7]	101	63[11]

CLASS R3

02-28-2014[6]	10.51	0.13	0.99	1.12	(0.17)	(0.29)	—	(0.46)	11.17	10.70[7]	1.09[8]	0.73[8]	2.30[8]	4,333	6
08-31-2013	9.98	0.15	0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57	1.07	0.73	1.40	4,378	18
08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82	1.14	0.72	1.62	4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78	1.15	0.68	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96	1.18	0.69[9]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)	2.29	0.76	2.37	895	26

CLASS R4

02-28-2014[6]	10.51	0.15	0.99	1.14	(0.21)	(0.29)	—	(0.50)	11.15	10.92[7]	1.98[8]	0.33[8]	2.81[8]	968	6
08-31-2013	9.99	0.18	0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89	2.25	0.33	1.74	891	18
08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27	2.34	0.40	2.01	797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09	5.58	0.39	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11	5.54	0.39[9]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)	7.25	0.45	2.24	255	26

CLASS R5

02-28-2014[6]	10.55	0.16	0.99	1.15	(0.23)	(0.29)	—	(0.52)	11.18	11.00[7]	0.38[8]	0.13[8]	2.94[8]	7,016	6
08-31-2013	10.02	0.22	0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19	0.31	0.13	2.12	6,515	18
08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58	0.44	0.13	1.97	10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50	0.70	0.08	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50	0.95	0.09[9]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	1.96	0.16	2.92	759	26

CLASS R6

02-28-2014[6]	10.53	0.16	0.99	1.15	(0.23)	(0.29)	—	(0.52)	11.16	11.07[7]	0.29[8]	0.08[8]	2.88[8]	9,286	6
08-31-2013	10.01	0.11	0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14	0.46	0.08	1.11	7,360	18
08-31-2012[12]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59	16.95	0.09	2.38	106	63

CLASS 1

02-28-2014[6]	10.54	0.16	0.99	1.15	(0.23)	(0.29)	—	(0.52)	11.17	11.00[7]	0.14[8]	0.13[8]	2.90[8]	1,119,059	6
08-31-2013	10.01	0.21	0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18	0.13	0.13	2.00	1,004,587	18
08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53	0.14	0.14	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33	0.14	0.13	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45	0.14	0.14	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	0.16	0.16	2.67	420,276	26

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.31 for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.

	Semiannual report | Retirement Living Portfolios	47
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 The inception date for Class R2 shares is 3-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	10.43	0.14	0.82	0.96	(0.21)	(0.29)	—	(0.50)	10.89	9.31[7]	0.59[8]	0.59[8]	2.69[8]	52,619	9
08-31-2013	9.96	0.19	0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78	0.61	0.59	1.80	43,192	20
08-31-2012	9.39	0.21	0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11	0.68	0.59	2.16	31,143	59
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54	0.67	0.59	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82	0.66	0.59[9]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)	1.03	0.61	2.96	8,596	28

CLASS R1

02-28-2014[6]	10.40	0.13	0.83	0.96	(0.19)	(0.29)	—	(0.48)	10.88	9.28[7]	1.99[8]	0.84[8]	2.45[8]	1,255	9
08-31-2013	9.93	0.17	0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53	1.86	0.84	1.69	1,276	20
08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85	1.83	0.81	2.32	1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41	1.78	0.74	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69	1.39	0.74[9]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)	5.13	0.83	2.79	762	28

CLASS R2

02-28-2014[6]	10.41	0.13	0.83	0.96	(0.21)	(0.29)	—	(0.50)	10.87	9.33[7]	6.27[8]	0.59[8]	2.42[8]	286	9
08-31-2013	9.94	0.16	0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79	10.80	0.59	1.53	194	20
08-31-2012[10]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84[7]	16.51[8]	0.59[8]	0.56[8]	102	59[11]

CLASS R3

02-28-2014[6]	10.41	0.13	0.83	0.96	(0.20)	(0.29)	—	(0.49)	10.88	9.27[7]	1.03[8]	0.74[8]	2.48[8]	5,822	9
08-31-2013	9.93	0.18	0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75	1.03	0.74	1.73	5,628	20
08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91	1.08	0.73	2.14	5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46	1.34	0.69	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74	1.31	0.69[9]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)	2.59	0.77	2.81	763	28

CLASS R4

02-28-2014[6]	10.43	0.16	0.81	0.97	(0.24)	(0.29)	—	(0.53)	10.87	9.38[7]	6.89[8]	0.33[8]	2.94[8]	238	9
08-31-2013	9.95	0.18	0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16	13.15	0.34	1.78	160	20
08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34	10.46	0.41	2.51	68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76	11.17	0.39	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01	7.45	0.39[9]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)	5.34	0.46	3.00	355	28

48	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

02-28-2014[6]	10.45	0.18	0.81	0.99	(0.26)	(0.29)	—	(0.55)	10.89	9.57[7]	1.04[8]	0.14[8]	3.26[8]	1,558	9
08-31-2013	9.97	0.29	0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.54	0.14	2.76	1,662	20
08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55	0.76	0.13	2.22	5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17	1.24	0.09	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41	3.59	0.09[9]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)	5.04	0.20	4.98	103	28

CLASS R6

02-28-2014[6]	10.45	0.17	0.82	0.99	(0.26)	(0.29)	—	(0.55)	10.89	9.63[7]	0.42[8]	0.09[8]	3.09[8]	4,855	9
08-31-2013	9.97	0.16	0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40	0.65	0.09	1.53	4,406	20
08-31-2012[12]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67	15.61	0.09	2.80	106	59

CLASS 1

02-28-2014[6]	10.45	0.17	0.82	0.99	(0.26)	(0.29)	—	(0.55)	10.89	9.57[7]	0.14[8]	0.14[8]	3.12[8]	624,082	9
08-31-2013	9.97	0.24	0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.14	0.14	2.32	592,173	20
08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14	0.14	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14	0.14	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36	0.14	0.14	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)	0.16	0.16	3.51	305,171	28

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.14%, 0.48%–1.14%, 0.48%–1.17%
and 0.49%–1.18% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 The inception date for Class R2 shares is 3-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

	Semiannual report | Retirement Living Portfolios	49
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2014[6]	9.97	0.14	0.66	0.80	(0.22)	(0.37)	—	(0.59)	10.18	8.19[7]	0.60[8]	0.60[8]	2.80[8]	37,888	11
08-31-2013	10.11	0.20	0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40	0.63	0.59	2.03	35,013	18
08-31-2012	9.58	0.25	0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09	0.71	0.60	2.56	21,845	55
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21	0.70	0.59	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60	0.65	0.60[9]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)	1.22	0.64	3.75	5,637	31

CLASS R1

02-28-2014[6]	9.93	0.13	0.66	0.79	(0.20)	(0.37)	—	(0.57)	10.15	8.06[7]	4.48[8]	0.85[8]	2.54[8]	497	11
08-31-2013	10.08	0.18	0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05	4.34	0.84	1.82	387	18
08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94	4.76	0.82	2.31	379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09	4.44	0.74	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36	1.94	0.75[9]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)	9.94	0.87	3.39	286	31

CLASS R2

02-28-2014[6]	9.96	0.14	0.67	0.81	(0.22)	(0.37)	—	(0.59)	10.18	8.30[7]	2.63[8]	0.60[8]	2.79[8]	652	11
08-31-2013	10.11	0.15	0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30	6.04	0.59	1.50	613	18
08-31-2012[10]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43[7]	16.44[8]	0.60[8]	0.72[7]	102	55[11]

CLASS R3

02-28-2014[6]	9.94	0.13	0.67	0.80	(0.21)	(0.37)	—	(0.58)	10.16	8.16[7]	2.00[8]	0.75[8]	2.54[8]	1,168	11
08-31-2013	10.09	0.22	0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16	1.74	0.74	2.13	1,124	18
08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99	1.47	0.73	2.51	1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13	1.53	0.69	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39	1.34	0.70[9]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)	2.34	0.79	3.48	1,260	31

CLASS R4

02-28-2014[6]	9.97	0.15	0.67	0.82	(0.25)	(0.37)	—	(0.62)	10.17	8.35[7]	3.44[8]	0.35[8]	3.06[8]	522	11
08-31-2013	10.12	0.24	0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57	3.75	0.34	2.41	445	18
08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42	4.40	0.40	2.64	407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42	8.04	0.39	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79	8.98	0.40[9]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)	11.93	0.49	3.82	116	31

CLASS R5

02-28-2014[6]	9.98	0.17	0.66	0.83	(0.27)	(0.37)	—	(0.64)	10.17	8.45[7]	1.47[8]	0.15[8]	3.25[8]	1,098	11
08-31-2013	10.13	0.29	0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78	0.58	0.15	2.87	1,085	18
08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64	0.62	0.13	2.82	4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83	0.79	0.09	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08	3.29	0.10[9]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)	5.86	0.20	4.12	207	31

CLASS R6

02-28-2014[6]	9.99	0.16	0.67	0.83	(0.27)	(0.37)	—	(0.64)	10.18	8.49[7]	0.54[8]	0.10[8]	3.21[8]	3,696	11
08-31-2013	10.13	0.15	0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92	0.96	0.09	1.58	3,149	18
08-31-2012[12]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63	16.98	0.10	3.12	106	55

50	Retirement Living Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2010 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-		From tax		Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	return	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

02-28-2014[6]	9.99	0.16	0.67	0.83	(0.27)	(0.37)	—	(0.64)	10.18	8.44[7]	0.15[8]	0.15[8]	3.23[8]	359,010	11
08-31-2013	10.13	0.26	0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88	0.14	0.14	2.60	353,914	18
08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58	0.15	0.15	3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	0.14	0.14	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04	0.15	0.15	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)	0.19	0.19	4.10	151,035	31

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%–1.27%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.12%, 0.48%–1.13%
and 0.49%–1.09% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Six months ended 2-28-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
10 The inception date for Class R2 shares is 3-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

	Semiannual report | Retirement Living Portfolios	51
See notes to financial statements

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Living Portfolios or the portfolios, and each individually the portfolio), are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, state registration fees, and printing and postage expenses for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each

52	Retirement Living Portfolios | Semiannual report

calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 28, 2014, the portfolios had no borrowings under the line of credit.

The commitment fees for the six months ended February 28, 2014 were as follows:

Portfolio	Commitment fees

Retirement Living through 2050	$198
Retirement Living through 2045	354
Retirement Living through 2040	358
Retirement Living through 2035	413
Retirement Living through 2030	469
Retirement Living through 2025	511
Retirement Living through 2020	476
Retirement Living through 2015	356
Retirement Living through 2010	290

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2014, including short-term investments, for federal income tax purposes, were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Retirement Living through 2050	$166,640,763	$23,008,941	($291,610)	$22,717,331
Retirement Living through 2045	598,100,788	166,151,490	(411,027)	165,740,463
Retirement Living through 2040	629,005,624	169,655,610	(471,940)	169,183,670
Retirement Living through 2035	806,361,761	217,155,887	(649,214)	216,506,673
Retirement Living through 2030	998,403,486	253,250,935	(1,235,323)	252,015,612
Retirement Living through 2025	1,138,533,176	261,028,301	(1,652,146)	259,376,155
Retirement Living through 2020	1,014,667,106	200,546,419	(1,641,433)	198,904,986
Retirement Living through 2015	589,447,036	102,256,767	(1,003,032)	101,253,735
Retirement Living through 2010	356,436,399	48,655,959	(582,514)	48,073,445

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Semiannual report | Retirement Living Portfolios	53

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT, and JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. QS Investors, LLC acts as subadvisor consultant. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee if certain expenses of each portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, acquired fund fees, short dividend expense and other extraordinary expenses not incurred in the ordinary course of a portfolio’s business. This expense reimbursement may be terminated by the Advisor on notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding portfolio level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses of a portfolio’s business, short dividend expenses and acquired fund fees and expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2014.

Additionally, the Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for Retirement Living through 2050 that exceed 0.05% of the portfolio’s average net assets excluding advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, short dividend expense and acquired fund fees and expenses for all classes. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2014.

54	Retirement Living Portfolios | Semiannual report

For the six months ended February 28, 2014, the expense reductions resulting from these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

				Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2050	$6,786	$6,371	$6,584	$6,553	$6,584	$6,970	$6,848	$21,618	$68,314
Retirement Living through 2045	1,622	7,337	6,450	7,405	7,254	7,414	7,343	20,909	65,734
Retirement Living through 2040	1,504	7,683	6,793	7,673	7,248	8,006	7,391	21,421	67,719
Retirement Living through 2035	1,452	7,927	6,667	7,684	7,353	7,606	7,757	26,174	72,620
Retirement Living through 2030	1,678	7,756	6,419	7,818	7,242	8,502	8,282	32,335	80,032
Retirement Living through 2025	1,636	7,739	6,554	7,831	7,371	7,844	8,711	32,428	80,114
Retirement Living through 2020	1,482	7,584	6,808	7,957	7,318	8,639	8,372	25,422	73,582
Retirement Living through 2015	279	7,355	6,460	8,349	7,117	7,577	7,664	2,444	47,245
Retirement Living through 2010	509	7,106	6,406	7,349	7,178	7,406	7,403	1,713	45,070

The investment management fees incurred for the six months ended February 28, 2014, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Living through 2050	0.00%	Retirement Living through 2025	0.05%
Retirement Living through 2045	0.05%	Retirement Living through 2020	0.05%
Retirement Living through 2040	0.05%	Retirement Living through 2015	0.04%
Retirement Living through 2035	0.05%	Retirement Living through 2010	0.04%
Retirement Living through 2030	0.05%

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios are below their expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture. The following portfolios recaptured operating expenses during the period and/or have amounts eligible for recovery going forward.

	Amounts eligible	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery	for recovery	for recovery	for recovery	during the
	through	through	through	through	period ended
Portfolio	August 1, 2014	August 1, 2015	August 1, 2016	August 1, 2017	February 28, 2014

Retirement Living through 2050	$39,939	$126,925	$180,669	$63,665	—
Retirement Living through 2045	7,492	83,742	99,026	43,546	$1,369
Retirement Living through 2040	6,977	83,000	100,265	44,824	1,640
Retirement Living through 2035	6,895	84,209	100,797	44,866	3,078
Retirement Living through 2030	6,093	87,764	100,755	45,369	6,109
Retirement Living through 2025	4,814	91,621	104,725	45,496	7,881
Retirement Living through 2020	4,707	90,407	103,168	46,099	8,179
Retirement Living through 2015	6,833	86,631	101,241	44,546	4,309
Retirement Living through 2010	6,449	81,740	100,076	43,142	2,227

Amount recovered
Portfolio	by Class A

Retirement Living through 2045	$1,369
Retirement Living through 2040	1,640
Retirement Living through 2035	3,078
Retirement Living through 2030	6,109
Retirement Living through 2025	7,881
Retirement Living through 2020	8,179
Retirement Living through 2015	4,309
Retirement Living through 2010	2,227

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Semiannual report | Retirement Living Portfolios	55

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R2	0.25%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

The portfolio’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

These fee waivers and/or reimbursements amounted to the following for Class R4 shares for the six months ended February 28, 2014:

Class R4
Portfolio	Rule 12b-1 Reimbursement

Retirement Living through 2050	$60
Retirement Living through 2045	443
Retirement Living through 2040	448
Retirement Living through 2035	643
Retirement Living through 2030	463
Retirement Living through 2025	770
Retirement Living through 2020	473
Retirement Living through 2015	110
Retirement Living through 2010	240

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2014:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
	through	through	through	through	through	through	through	through	through
	2050	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$4,024	$15,781	$13,596	$15,733	$17,256	$13,546	$23,097	$5,079	$1,580
Retained for printing prospectuses,
advertising and sales literature	552	1,876	1,735	1,705	2,092	1,469	2,738	361	162
Sales commissions to unrelated
broker-dealers	3,446	12,627	10,090	13,644	14,914	11,589	20,349	4,680	1,418
Sales commissions to affiliated
sales personnel	26	1,278	1,771	384	250	488	10	38	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2014, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A

Retirement Living through 2045	$2,141
Retirement Living through 2040	704
Retirement Living through 2035	2,918
Retirement Living through 2030	1,780
Retirement Living through 2025	895
Retirement Living through 2020	795
Retirement Living through 2015	470
Retirement Living through 2010	324

56	Retirement Living Portfolios | Semiannual report

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2050	Class A	$5,092	$2,323	$6,576	$768
	Class R1	994	39	6,554	63
	Class R2	371	26	6,664	76
	Class R3	300	13	6,554	60
	Class R4	150	13	6,554	60
	Class R5	247	119	6,554	170
	Class R6	—	34	6,611	159
	Class 1	37,548	—	—	—
	Total	$44,702	$2,568	$46,066	$1,356

Retirement Living through 2045	Class A	$50,416	$23,108	$7,545	$2,167
	Class R1	4,699	144	7,035	240
	Class R2	557	43	6,750	59
	Class R3	4,858	167	7,035	172
	Class R4	1,547	99	7,035	98
	Class R5	301	131	7,035	206
	Class R6	—	261	6,721	288
	Class 1	169,267	—	—	—
	Total	$231,645	$23,953	$49,153	$3,230

Retirement Living through 2040	Class A	$51,152	$23,451	$7,272	$2,188
	Class R1	7,282	213	7,042	219
	Class R2	1,498	74	6,814	95
	Class R3	11,623	403	7,042	235
	Class R4	1,578	100	7,042	69
	Class R5	1,067	464	7,042	343
	Class R6	—	271	6,727	318
	Class 1	173,724	—	—	—
	Total	$247,925	$24,976	$48,981	$3,467

Retirement Living through 2035	Class A	$62,826	$28,813	$7,918	$2,302
	Class R1	9,760	290	7,302	263
	Class R2	456	29	6,825	21
	Class R3	8,040	277	7,110	218
	Class R4	2,223	143	7,110	88
	Class R5	396	176	7,110	272
	Class R6	—	441	6,797	403
	Class 1	224,775	—	—	—
	Total	$308,477	$30,169	$50,173	$3,567

Retirement Living through 2030	Class A	$84,083	$38,555	$8,651	$2,741
	Class R1	12,054	362	7,130	264
	Class R2	1,337	81	6,746	63
	Class R3	11,801	405	7,068	231
	Class R4	1,629	103	7,044	60
	Class R5	1,572	676	7,044	544
	Class R6	—	804	6,730	532
	Class 1	272,198	—	—	—
	Total	$384,673	$40,985	$50,412	$4,434

Semiannual report | Retirement Living Portfolios	57

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2025	Class A	$91,997	$42,188	$8,170	$3,091
	Class R1	11,743	350	7,048	263
	Class R2	993	60	6,776	57
	Class R3	13,226	455	7,048	244
	Class R4	2,695	172	7,048	110
	Class R5	570	251	7,048	477
	Class R6	—	1,061	6,735	665
	Class 1	306,510	—	—	—
	Total	$427,734	$44,537	$49,873	$4,907

Retirement Living through 2020	Class A	$91,339	$41,852	$7,861	$3,001
	Class R1	11,209	338	7,053	231
	Class R2	1,700	82	6,768	86
	Class R3	14,295	493	7,098	253
	Class R4	1,664	106	7,053	130
	Class R5	1,752	769	7,053	617
	Class R6	—	902	6,739	535
	Class 1	264,308	—	—	—
	Total	$386,267	$44,542	$49,625	$4,853

Retirement Living through 2015	Class A	$72,035	$33,029	$8,346	$2,420
	Class R1	4,762	143	7,058	166
	Class R2	206	25	6,773	22
	Class R3	18,545	639	7,323	366
	Class R4	383	24	7,058	37
	Class R5	425	187	7,058	318
	Class R6	—	513	6,744	389
	Class 1	151,396	—	—	—
	Total	$247,753	$34,559	$50,359	$3,718

Retirement Living through 2010	Class A	$55,009	$25,245	$7,372	$2,157
	Class R1	1,420	44	7,000	105
	Class R2	1,067	70	6,715	124
	Class R3	3,694	131	7,000	314
	Class R4	833	54	7,000	129
	Class R5	268	126	7,000	285
	Class R6	—	375	6,686	325
	Class 1	88,737	—	—	—
	Total	$151,028	$26,045	$48,774	$3,438

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock funds complex.

58	Retirement Living Portfolios | Semiannual report

Note 5 — Fund share transactions

Transactions in portfolio shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

Retirement Living through 2050 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	294,909	$3,405,231	274,604	$2,870,449
Distributions reinvested	10,012	116,136	1,728	16,742
Repurchased	(103,335)	(1,192,348)	(118,294)	(1,245,904)

Net increase	201,586	$2,329,019	158,038	$1,641,287

Class R1 shares

Sold	32,059	$363,406	7,774	$82,122
Distributions reinvested	101	1,176	1	8
Repurchased	(17,838)	(206,940)	(1,191)	(12,949)

Net increase	14,322	$157,642	6,584	$69,181

Class R2 shares

Sold	22,584	$265,083	3,936	$38,759
Distributions reinvested	555	6,439	73	709
Repurchased	(6,452)	(75,326)	(29)	(324)

Net increase	16,687	$196,196	3,980	$39,144

Class R3 shares

Sold	31	$354	—	$3
Repurchased	—	—	—	(3)

Net increase	31	$354	—	—

Class R4 shares

Sold	5	$50	—	—
Net increase	5	$50	—	—

Class R5 shares

Sold	9,896	$114,383	93,546	$923,785
Distributions reinvested	3,031	35,161	22	215
Repurchased	(11,847)	(136,978)	(13,365)	(141,567)

Net increase	1,080	$12,566	80,203	$782,433

Class R6 shares

Sold	8,521	$98,936	20,434	$205,568
Distributions reinvested	659	7,649	234	2,266
Repurchased	(1,260)	(14,425)	(7,659)	(79,713)

Net increase	7,920	$92,160	13,009	$128,121

Class 1 shares

Sold	3,529,269	$40,646,374	6,229,552	$64,122,981
Distributions reinvested	488,983	5,667,318	177,846	1,721,553
Repurchased	(193,607)	(2,234,550)	(257,378)	(2,618,072)

Net increase	3,824,645	$44,079,142	6,150,020	$63,226,462

Total net increase	4,066,276	$46,867,129	6,411,834	$65,886,628

Semiannual report | Retirement Living Portfolios	59

Retirement Living through 2045 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	888,045	$10,127,931	1,656,943	$17,189,870
Distributions reinvested	118,246	1,351,554	135,595	1,304,424
Repurchased	(470,675)	(5,359,299)	(830,177)	(8,615,395)

Net increase	535,616	$6,120,186	962,361	$9,878,899

Class R1 shares

Sold	19,751	$224,939	84,023	$859,698
Distributions reinvested	3,791	43,259	9,073	87,191
Repurchased	(21,624)	(247,700)	(110,848)	(1,162,103)

Net increase (decrease)	1,918	$20,498	(17,752)	($215,214)

Class R2 shares

Sold	12,282	$142,261	17,821	$189,734
Distributions reinvested	701	8,036	1	5
Repurchased	(664)	(7,721)	(487)	(5,320)

Net increase	12,319	$142,576	17,335	$184,419

Class R3 shares

Sold	22,840	$259,666	51,606	$534,158
Distributions reinvested	5,004	57,144	7,779	74,754
Repurchased	(9,152)	(103,821)	(45,747)	(476,206)

Net increase	18,692	$212,989	13,638	$132,706

Class R4 shares

Sold	9,985	$113,893	22,848	$238,536
Distributions reinvested	3,115	35,633	4,655	44,825
Repurchased	(7,078)	(82,711)	(19,798)	(204,721)

Net increase	6,022	$66,815	7,705	$78,640

Class R5 shares

Sold	67,630	$772,465	66,100	$684,258
Distributions reinvested	4,168	47,808	13,018	125,627
Repurchased	(37,381)	(425,642)	(147,974)	(1,543,644)

Net increase (decrease)	34,417	$394,631	(68,856)	($733,759)

Class R6 shares

Sold	64,245	$737,675	211,283	$2,190,688
Distributions reinvested	8,777	100,586	4,183	40,318
Repurchased	(6,582)	(76,200)	(50,135)	(522,936)

Net increase	66,440	$762,061	165,331	$1,708,070

Class 1 shares

Sold	2,614,404	$29,826,473	5,306,542	$54,795,110
Distributions reinvested	2,537,710	29,107,534	3,945,620	38,035,775
Repurchased	(2,989,755)	(34,277,292)	(3,381,463)	(34,719,599)

Net increase	2,162,359	$24,656,715	5,870,699	$58,111,286

Total net increase	2,837,783	$32,376,471	6,950,461	$69,145,047

60	Retirement Living Portfolios | Semiannual report

Retirement Living through 2040 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	852,224	$9,790,429	1,659,472	$17,227,913
Distributions reinvested	115,193	1,325,870	134,293	1,299,954
Repurchased	(500,331)	(5,733,138)	(817,811)	(8,529,606)

Net increase	467,086	$5,383,161	975,954	$9,998,261

Class R1 shares

Sold	21,599	$248,535	100,866	$1,046,180
Distributions reinvested	5,648	64,951	10,477	101,309
Repurchased	(37,545)	(421,925)	(112,674)	(1,170,622)

Net decrease	(10,298)	($108,439)	(1,331)	($23,133)

Class R2 shares

Sold	77,830	$893,376	20,699	$218,068
Distributions reinvested	1,069	12,337	156	1,510
Repurchased	(5,436)	(63,653)	(1,832)	(19,264)

Net increase	73,463	$842,060	19,023	$200,314

Class R3 shares

Sold	44,607	$505,908	102,288	$1,054,735
Distributions reinvested	11,092	127,332	17,072	164,918
Repurchased	(37,344)	(430,643)	(97,078)	(1,018,039)

Net increase	18,355	$202,597	22,282	$201,614

Class R4 shares

Sold	20,738	$238,470	29,139	$303,317
Distributions reinvested	3,155	36,308	3,414	33,012
Repurchased	(5,205)	(60,377)	(12,353)	(130,033)

Net increase	18,688	$214,401	20,200	$206,296

Class R5 shares

Sold	48,703	$563,800	236,879	$2,369,916
Distributions reinvested	15,205	175,619	23,415	227,127
Repurchased	(102,447)	(1,178,055)	(216,588)	(2,274,254)

Net increase (decrease)	(38,539)	($438,636)	43,706	$322,789

Class R6 shares

Sold	37,174	$427,560	217,512	$2,261,464
Distributions reinvested	8,254	95,251	3,211	31,114
Repurchased	(8,026)	(91,719)	(30,110)	(316,083)

Net increase	37,402	$431,092	190,613	$1,976,495

Class 1 shares

Sold	3,472,764	$39,745,623	6,781,273	$70,205,408
Distributions reinvested	2,526,279	29,153,255	3,627,627	35,187,986
Repurchased	(2,594,788)	(29,953,318)	(3,345,061)	(34,422,600)

Net increase	3,404,255	$38,945,560	7,063,839	$70,970,794

Total net increase	3,970,412	$45,471,796	8,334,286	$83,853,430

Semiannual report | Retirement Living Portfolios	61

Retirement Living through 2035 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,030,345	$11,899,106	1,877,113	$19,699,207
Distributions reinvested	140,437	1,624,855	149,304	1,455,712
Repurchased	(714,167)	(8,224,665)	(984,977)	(10,321,536)

Net increase	456,615	$5,299,296	1,041,440	$10,833,383

Class R1 shares

Sold	59,299	$685,426	78,295	$812,895
Distributions reinvested	6,656	76,942	10,687	104,096
Repurchased	(36,254)	(416,610)	(115,844)	(1,204,857)

Net increase (decrease)	29,701	$345,758	(26,862)	($287,866)

Class R2 shares

Sold	28,515	$331,514	279	$2,954
Distributions reinvested	66	764	—	—
Repurchased	(9,968)	(115,318)	(7)	(75)

Net increase	18,613	$216,960	272	$2,879

Class R3 shares

Sold	36,734	$420,049	60,929	$636,409
Distributions reinvested	7,498	86,747	14,328	139,695
Repurchased	(43,287)	(495,577)	(93,905)	(1,025,446)

Net increase (decrease)	945	$11,219	(18,648)	($249,342)

Class R4 shares

Sold	10,825	$125,408	18,727	$195,798
Distributions reinvested	4,483	52,047	5,837	57,084
Repurchased	(1,139)	(13,014)	(33,856)	(349,342)

Net increase (decrease)	14,169	$164,441	(9,292)	($96,460)

Class R5 shares

Sold	22,929	$265,684	74,335	$778,513
Distributions reinvested	6,046	70,194	23,046	225,387
Repurchased	(20,304)	(234,671)	(322,554)	(3,391,301)

Net increase (decrease)	8,671	$101,207	(225,173)	($2,387,401)

Class R6 shares

Sold	92,042	$1,085,323	398,730	$4,171,516
Distributions reinvested	14,541	168,818	4,661	45,539
Repurchased	(76,462)	(869,852)	(70,939)	(749,647)

Net increase	30,121	$384,289	332,452	$3,467,408

Class 1 shares

Sold	4,564,997	$52,628,935	8,857,303	$92,439,215
Distributions reinvested	3,244,683	37,670,769	4,349,771	42,540,765
Repurchased	(3,022,716)	(35,065,248)	(4,614,325)	(47,869,565)

Net increase	4,786,964	$55,234,456	8,592,749	$87,110,415

Total net increase	5,345,799	$61,757,626	9,686,938	$98,393,016

62	Retirement Living Portfolios | Semiannual report

Retirement Living through 2030 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,210,830	$13,728,825	2,457,260	$25,552,759
Distributions reinvested	189,226	2,151,500	194,778	1,889,345
Repurchased	(671,334)	(7,607,575)	(1,269,386)	(13,217,625)

Net increase	728,722	$8,272,750	1,382,652	$14,224,479

Class R1 shares

Sold	49,844	$565,660	120,346	$1,236,460
Distributions reinvested	8,796	99,652	14,927	144,492
Repurchased	(33,863)	(380,720)	(140,492)	(1,465,519)

Net increase (decrease)	24,777	$284,592	(5,219)	($84,567)

Class R2 shares

Sold	30,276	$343,124	43,336	$450,054
Distributions reinvested	2,126	24,066	117	1,131
Repurchased	(4,724)	(53,458)	(186)	(2,001)

Net increase	27,678	$313,732	43,267	$449,184

Class R3 shares

Sold	26,792	$302,983	88,325	$903,808
Distributions reinvested	11,395	129,225	16,808	162,700
Repurchased	(31,275)	(359,506)	(105,418)	(1,084,778)

Net increase (decrease)	6,912	$72,702	(285)	($18,270)

Class R4 shares

Sold	25,981	$298,247	23,649	$244,159
Distributions reinvested	3,665	41,517	3,108	30,021
Repurchased	(393)	(4,445)	(7,099)	(73,944)

Net increase	29,253	$335,319	19,658	$200,236

Class R5 shares

Sold	42,483	$480,001	417,630	$4,136,785
Distributions reinvested	22,737	257,617	42,464	410,631
Repurchased	(16,468)	(185,485)	(626,156)	(6,498,961)

Net increase (decrease)	48,752	$552,133	(166,062)	($1,951,545)

Class R6 shares

Sold	132,086	$1,488,439	669,926	$6,926,923
Distributions reinvested	25,601	289,806	4,633	44,751
Repurchased	(21,812)	(245,458)	(79,648)	(835,003)

Net increase	135,875	$1,532,787	594,911	$6,136,671

Class 1 shares

Sold	4,886,654	$55,291,027	8,861,769	$91,040,947
Distributions reinvested	4,046,933	45,851,749	5,202,908	50,312,121
Repurchased	(3,640,612)	(41,394,170)	(5,828,945)	(59,340,185)

Net increase	5,292,975	$59,748,606	8,235,732	$82,012,883

Total net increase	6,294,944	$71,112,621	10,104,654	$100,969,071

Semiannual report | Retirement Living Portfolios	63

Retirement Living through 2025 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,323,668	$14,914,354	2,388,556	$24,776,973
Distributions reinvested	211,251	2,378,689	209,375	2,051,879
Repurchased	(696,476)	(7,826,657)	(1,344,844)	(13,953,480)

Net increase	838,443	$9,466,386	1,253,087	$12,875,372

Class R1 shares

Sold	52,158	$589,875	132,281	$1,356,545
Distributions reinvested	9,047	101,505	12,538	122,497
Repurchased	(44,546)	(501,550)	(136,658)	(1,429,225)

Net increase	16,659	$189,830	8,161	$49,817

Class R2 shares

Sold	23,625	$265,991	30,659	$322,021
Distributions reinvested	1,227	13,758	448	4,374
Repurchased	(4,561)	(50,408)	(21)	(223)

Net increase	20,291	$229,341	31,086	$326,172

Class R3 shares

Sold	34,380	$384,054	120,002	$1,240,791
Distributions reinvested	13,427	150,793	16,310	159,507
Repurchased	(13,296)	(150,988)	(156,116)	(1,636,219)

Net increase (decrease)	34,511	$383,859	(19,804)	($235,921)

Class R4 shares

Sold	12,735	$142,656	25,338	$261,760
Distributions reinvested	5,629	63,207	7,638	74,617
Repurchased	(35,822)	(405,730)	(43,571)	(459,608)

Net decrease	(17,458)	($199,867)	(10,595)	($123,231)

Class R5 shares

Sold	28,790	$325,665	132,452	$1,374,457
Distributions reinvested	9,117	102,201	46,878	457,527
Repurchased	(41,863)	(467,758)	(858,980)	(8,926,956)

Net decrease	(3,956)	($39,892)	(679,650)	($7,094,972)

Class R6 shares

Sold	42,034	$473,995	913,436	$9,484,605
Distributions reinvested	35,017	392,190	4,642	45,310
Repurchased	(82,536)	(931,655)	(62,225)	(659,528)

Net increase (decrease)	(5,485)	($65,470)	855,853	$8,870,387

Class 1 shares

Sold	6,056,737	$67,985,354	10,363,552	$107,050,946
Distributions reinvested	4,630,589	51,955,209	5,322,051	51,943,221
Repurchased	(4,472,325)	(50,392,579)	(8,035,814)	(82,400,324)

Net increase	6,215,001	$69,547,984	7,649,789	$76,593,843

Total net increase	7,098,006	$79,512,171	9,087,927	$91,261,467

64	Retirement Living Portfolios | Semiannual report

Retirement Living through 2020 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,723,772	$19,081,703	2,092,572	$21,779,580
Distributions reinvested	241,671	2,648,715	205,987	2,028,972
Repurchased	(826,533)	(9,142,311)	(1,075,524)	(11,177,012)

Net increase	1,138,910	$12,588,107	1,223,035	$12,631,540

Class R1 shares

Sold	35,028	$385,731	156,970	$1,597,986
Distributions reinvested	9,484	103,758	13,294	130,680
Repurchased	(41,452)	(455,690)	(158,073)	(1,628,401)

Net increase	3,060	$33,799	12,191	$100,265

Class R2 shares

Sold	17,415	$190,464	50,889	$533,988
Distributions reinvested	2,259	24,687	10	97
Repurchased	(1,532)	(16,454)	(56)	(590)

Net increase	18,142	$198,697	50,843	$533,495

Class R3 shares

Sold	62,486	$687,275	131,232	$1,359,926
Distributions reinvested	16,247	177,741	21,411	210,687
Repurchased	(107,428)	(1,184,427)	(186,141)	(1,939,437)

Net decrease	(28,695)	($319,411)	(33,498)	($368,824)

Class R4 shares

Sold	9,356	$102,776	14,696	$152,575
Distributions reinvested	3,702	40,428	3,780	37,079
Repurchased	(11,070)	(124,325)	(13,513)	(135,942)

Net increase	1,988	$18,879	4,963	$53,712

Class R5 shares

Sold	47,758	$529,712	481,181	$4,847,617
Distributions reinvested	29,674	324,634	58,549	575,532
Repurchased	(67,655)	(745,119)	(932,015)	(9,691,622)

Net increase (decrease)	9,777	$109,227	(392,285)	($4,268,473)

Class R6 shares

Sold	119,327	$1,303,378	756,974	$7,857,635
Distributions reinvested	33,300	363,640	1,878	18,444
Repurchased	(19,551)	(215,539)	(70,763)	(748,980)

Net increase	133,076	$1,451,479	688,089	$7,127,099

Class 1 shares

Sold	4,384,783	$48,371,370	8,237,506	$85,298,330
Distributions reinvested	4,481,535	49,027,990	5,049,469	49,636,281
Repurchased	(4,033,071)	(44,685,669)	(8,860,173)	(91,477,188)

Net increase	4,833,247	$52,713,691	4,426,802	$43,457,423

Total net increase	6,109,505	$66,794,468	5,980,140	$59,266,237

Semiannual report | Retirement Living Portfolios	65

Retirement Living through 2015 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,016,037	$11,009,716	2,015,136	$20,764,289
Distributions reinvested	207,182	2,212,708	129,698	1,284,014
Repurchased	(533,196)	(5,766,989)	(1,132,609)	(11,629,357)

Net increase	690,023	$7,455,435	1,012,225	$10,418,946

Class R1 shares

Sold	12,795	$138,510	71,028	$731,950
Distributions reinvested	4,674	49,866	5,161	51,042
Repurchased	(24,691)	(264,489)	(87,446)	(900,635)

Net decrease	(7,222)	($76,113)	(11,257)	($117,643)

Class R2 shares

Sold	8,717	$93,300	28,450	$296,632
Distributions reinvested	356	3,797	15	148
Repurchased	(1,314)	(14,388)	(20,122)	(214,694)

Net increase	7,759	$82,709	8,343	$82,086

Class R3 shares

Sold	31,275	$337,308	207,672	$2,137,088
Distributions reinvested	23,380	249,462	21,197	209,429
Repurchased	(60,078)	(651,099)	(240,309)	(2,483,415)

Net decrease	(5,423)	($64,329)	(11,440)	($136,898)

Class R4 shares

Sold	7,099	$76,491	10,167	$105,170
Distributions reinvested	1,064	11,346	274	2,703
Repurchased	(1,607)	(17,075)	(1,987)	(20,399)

Net increase	6,556	$70,762	8,454	$87,474

Class R5 shares

Sold	19,888	$215,636	76,436	$780,799
Distributions reinvested	8,384	89,455	22,829	225,553
Repurchased	(44,266)	(473,308)	(479,664)	(4,963,548)

Net decrease	(15,994)	($168,217)	(380,399)	($3,957,196)

Class R6 shares

Sold	49,605	$532,214	497,457	$5,151,684
Distributions reinvested	20,395	217,610	2,215	21,882
Repurchased	(45,707)	(500,880)	(88,832)	(921,676)

Net increase	24,293	$248,944	410,840	$4,251,890

Class 1 shares

Sold	2,229,734	$24,142,234	5,103,920	$52,634,239
Distributions reinvested	2,838,802	30,290,016	2,441,139	24,118,454
Repurchased	(4,425,140)	(47,996,780)	(9,334,851)	(96,008,410)

Net increase (decrease)	643,396	$6,435,470	(1,789,792)	($19,255,717)

Total net increase (decrease)	1,343,388	$13,984,661	(753,026)	($8,627,058)

66	Retirement Living Portfolios | Semiannual report

Retirement Living through 2010 Portfolio
	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	630,763	$6,438,012	1,934,153	$19,591,902
Distributions reinvested	213,019	2,128,057	241,006	2,306,430
Repurchased	(634,868)	(6,425,851)	(821,938)	(8,292,394)

Net increase	208,914	$2,140,218	1,353,221	$13,605,938

Class R1 shares

Sold	16,033	$162,376	14,069	$140,473
Distributions reinvested	2,138	21,293	3,144	30,022
Repurchased	(8,197)	(82,968)	(15,839)	(158,841)

Net increase	9,974	$100,701	1,374	$11,654

Class R2 shares

Sold	776	$8,018	51,450	$516,569
Distributions reinvested	3,028	30,217	—	—
Repurchased	(1,249)	(12,691)	(59)	(594)

Net increase	2,555	$25,544	51,391	$515,975

Class R3 shares

Sold	24,350	$248,089	51,309	$515,968
Distributions reinvested	6,277	62,581	13,062	124,748
Repurchased	(28,700)	(298,815)	(126,237)	(1,264,756)

Net increase (decrease)	1,927	$11,855	(61,866)	($624,040)

Class R4 shares

Sold	5,358	$54,754	9,961	$100,285
Distributions reinvested	2,951	29,422	3,895	37,204
Repurchased	(1,711)	(17,115)	(9,380)	(92,973)

Net increase	6,598	$67,061	4,476	$44,516

Class R5 shares

Sold	7,250	$74,675	141,321	$1,365,017
Distributions reinvested	7,012	69,907	38,480	367,492
Repurchased	(15,014)	(151,902)	(526,850)	(5,257,508)

Net decrease	(752)	($7,320)	(347,049)	($3,524,999)

Class R6 shares

Sold	38,854	$388,669	322,583	$3,215,419
Distributions reinvested	19,726	196,861	—	—
Repurchased	(10,686)	(108,585)	(17,717)	(177,559)

Net increase	47,894	$476,945	304,866	$3,037,860

Class 1 shares

Sold	2,539,274	$25,682,302	2,537,009	$25,455,983
Distributions reinvested	2,172,827	21,684,809	3,468,285	33,156,802
Repurchased	(4,879,302)	(49,866,076)	(9,737,039)	(98,035,958)

Net decrease	(167,201)	($2,498,965)	(3,731,745)	($39,423,173)

Total net increase (decrease)	109,909	$316,039	(2,425,332)	($26,356,269)

Semiannual report | Retirement Living Portfolios	67

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2014.

Portfolio	Class	% by Class

Retirement Living through 2050	R1	33%
Retirement Living through 2050	R2	34%
Retirement Living through 2050	R3	100%
Retirement Living through 2050	R4	100%
Retirement Living through 2050	R5	11%
Retirement Living through 2050	R6	33%
Retirement Living through 2045	R2	25%
Retirement Living through 2045	R6	4%
Retirement Living through 2040	R2	10%
Retirement Living through 2040	R6	5%
Retirement Living through 2035	R2	35%
Retirement Living through 2035	R6	3%
Retirement Living through 2030	R2	13%
Retirement Living through 2030	R6	1%
Retirement Living through 2025	R2	17%
Retirement Living through 2025	R6	1%
Retirement Living through 2020	R2	13%
Retirement Living through 2020	R6	1%
Retirement Living through 2015	R2	39%
Retirement Living through 2015	R6	2%
Retirement Living through 2010	R2	16%
Retirement Living through 2010	R6	3%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2014:

Portfolio	Purchases	Sales

Retirement Living through 2050	$52,904,505	$4,949,715
Retirement Living through 2045	81,583,963	47,887,390
Retirement Living through 2040	91,378,235	43,796,104
Retirement Living through 2035	120,067,424	55,616,031
Retirement Living through 2030	140,419,920	66,167,589
Retirement Living through 2025	156,688,556	75,686,765
Retirement Living through 2020	124,976,502	63,590,580
Retirement Living through 2015	65,594,598	57,428,054
Retirement Living through 2010	45,630,976	54,333,152

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2014, the following portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliated Class NAV	Portfolio’s Net Assets

Retirement Living through 2050	John Hancock Fund II Strategic Equity Allocation	38.6%
Retirement Living through 2045	John Hancock Fund II Strategic Equity Allocation	37.7%
Retirement Living through 2040	John Hancock Fund II Strategic Equity Allocation	37.8%
Retirement Living through 2035	John Hancock Fund II Strategic Equity Allocation	37.4%
Retirement Living through 2030	John Hancock Fund II Strategic Equity Allocation	35.0%
Retirement Living through 2025	John Hancock Fund II Strategic Equity Allocation	31.6%
Retirement Living through 2020	John Hancock Fund II Floating Rate Income	5.3%
	John Hancock Fund II Strategic Equity Allocation	26.9%
Retirement Living through 2015	John Hancock Fund II Active Bond	6.4%
	John Hancock Fund II Floating Rate Income	6.9%
	John Hancock Fund II Strategic Equity Allocation	22.5%
	John Hancock Fund II Total Return	6.4%
Retirement Living through 2010	John Hancock Fund II Active Bond	9.0%
	John Hancock Fund II Floating Rate Income	8.3%
	John Hancock Fund II Strategic Equity Allocation	18.3%
	John Hancock Fund II Total Return	9.0%

68	Retirement Living Portfolios | Semiannual report

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2050
Absolute Return Currency, Class NAV	251,898	145,266	(5,207)	391,957	—	$212,772	$2,369	$3,786,307
Active Bond, Class NAV	45,769	27,291	(1,608)	71,452	$11,596	3,065	(615)	732,386
All Cap Value, Class NAV	91,247	16,344	(107,591)	—	6,902	190,376	65,198	—
Alpha Opportunities, Class NAV	256,198	177,722	(2,909)	431,011	24,044	557,271	4,770	5,672,106
Asia Pacific Total Return Bond,	—	31,619	—	31,619	10,083	626	—	292,788
Class NAV
Blue Chip Growth, Class NAV	106,183	34,129	(1,258)	139,054	—	93,157	10,771	4,854,361
Capital Appreciation, Class NAV	171,722	62,021	(2,173)	231,570	3,846	189,850	7,554	4,138,153
Capital Appreciation Value, Class NAV	343,172	201,986	(2,560)	542,598	74,366	652,564	179	6,522,024
China Emerging Leaders, Class NAV	149,617	5,260	—	154,877	6,624	38,351	—	1,389,250
Disciplined Value, Class NAV	60,064	28,532	(511)	88,085	11,558	62,707	2,033	1,591,702
Emerging Markets Debt, Class NAV	13,171	4,495	(556)	17,110	4,013	698	(140)	164,599
Emerging Markets, Class NAV	750,611	141,234	(160,245)	731,600	143,026	—	38,218	7,242,837
Equity-Income, Class NAV	116,321	65,989	(5,124)	177,186	67,987	19,441	20,238	3,550,809
Financial Industries, Class NAV	83,479	88,304	(1,630)	170,153	18,313	—	182	2,868,779
Floating Rate Income, Class NAV	116,019	66,095	(3,257)	178,857	31,021	3,651	(322)	1,686,619
Fundamental Global Franchise,	92,051	39,210	(1,403)	129,858	13,458	62,431	2,597	1,660,881
Class NAV
Fundamental Large Cap Value,
Class NAV	149,241	81,133	(3,951)	226,423	29,774	229,050	7,868	2,950,287
Fundamental Value, Class NAV	93,492	671	—	94,163	14,030	—	—	2,013,209
Global Absolute Return Strategies,	115,705	1,814	—	117,519	19,990	—	—	1,306,810
Class NAV
Global Bond, Class NAV	11,865	6,656	(386)	18,135	—	—	(415)	222,882
Global Equity, Class NAV	111,472	38,694	(1,105)	149,061	10,729	6,779	16	1,647,123
Global Income, Class NAV	43,332	21,935	(1,632)	63,635	14,881	3,680	(1,098)	636,983
Global Real Estate, Class NAV	84,393	36,564	(1,256)	119,701	34,467	—	125	1,023,440
Global Shareholder Yield, Class NAV	139,291	59,323	(788)	197,826	22,535	69,991	1,095	2,330,388
Health Sciences, Class NAV	105,359	21,555	—	126,914	—	363,636	—	2,424,064
High Yield, Class NAV	53,805	26,299	(1,646)	78,458	21,242	—	279	747,700
International Core, Class NAV	47,917	13,995	(502)	61,410	59,685	—	2,899	2,183,116
International Growth Opportunities,	—	60,298	—	60,298	5,746	7,968	—	847,784
Series NAV
International Growth Stock, Class NAV	103,402	35,449	(868)	137,983	25,261	—	1,629	1,864,155
International Small Cap, Class NAV	135,643	44,914	(2,619)	177,938	43,360	—	6,453	3,403,954
International Small Company, Class NAV	250,761	68,075	(3,921)	314,915	37,787	—	6,079	3,413,684
International Value Equity, Class NAV	86,908	34,852	(731)	121,029	13,841	38,108	505	1,127,988
International Value, Class NAV	159,894	112,233	—	272,127	63,198	—	—	4,813,923
Mid Cap Stock, Class NAV	136,196	64,550	(1,894)	198,852	54	442,166	5,336	4,519,898
Mid Value, Class NAV	150,551	71,313	(1,014)	220,850	16,507	98,916	2,351	3,688,198
Mutual Shares, Class NAV	60,423	9,908	(557)	69,774	14,985	61,976	1,159	959,386
Natural Resources, Class NAV	162,537	51,883	(8,249)	206,171	22,543	—	(7,711)	3,616,235
Real Estate Equity, Class NAV	69,483	23,465	(76)	92,872	12,982	—	(11)	970,510
Real Return Bond, Class NAV	15,520	9,337	(480)	24,377	1,830	—	(762)	280,827
Redwood, Class NAV	87,105	62,292	(719)	148,678	—	26,590	237	1,688,979
Science & Technology, Class NAV	326,013	88,137	(6,345)	407,805	4,150	92,352	760	5,550,222
Short Duration Credit Opportunities,	43,929	27,567	(1,313)	70,183	10,643	7,363	(191)	713,761
Class NAV
Small Cap Growth, Class NAV	64,912	24,112	(673)	88,351	—	80,752	1,151	991,301
Small Cap Value, Class NAV	27,051	12,062	(528)	38,585	1,186	60,346	1,018	741,980
Small Company Growth,
Class NAV	32,729	9,672	(224)	42,177	—	33,960	1,047	890,346
Small Company Value, Class NAV	22,872	12,345	(419)	34,798	1,993	5,728	2,966	1,311,885
Spectrum Income, Class NAV	38,709	19,731	(1,130)	57,310	8,286	13,082	(159)	630,982
Strategic Equity Allocation,	4,161,581	1,451,424	(53,741)	5,559,264	939,471	964,473	110,261	73,048,723
Class NAV
Strategic Growth, Class NAV	188,216	52,939	(3,185)	237,970	11,781	109,606	9,351	3,843,221
Strategic Income Opportunities,	72,203	31,865	(10,423)	93,645	22,097	9,595	(876)	1,027,286
Class NAV

Semiannual report | Retirement Living Portfolios	69

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2050 (continued)
Total Return, Class NAV	33,633	20,348	(1,063)	52,918	$5,193	$8,371	($921)	$732,386
U.S. Equity, Class NAV	145,795	71,483	(1,110)	216,168	45,425	242,734	849	2,782,087
U.S. High Yield Bond, Class NAV	39,782	21,146	(1,303)	59,625	20,313	12,002	(562)	747,700
Value, Class NAV	84,953	41,806	(625)	126,134	5,755	68,186	697	1,511,090
					$1,988,557	$5,144,370	$304,457	$189,358,094
Retirement Living through 2045
Absolute Return Currency, Class NAV	1,302,501	399,428	(141,690)	1,560,239	—	$956,511	($79,033)	$15,071,905
Active Bond, Class NAV	234,660	58,525	(25,487)	267,698	$53,060	13,204	(8,521)	2,743,907
All Cap Value, Class NAV	497,839	89,174	(587,013)	—	37,657	1,038,681	993,082	—
Alpha Opportunities, Class NAV	1,373,437	387,684	(46,812)	1,714,309	107,549	2,492,685	(28,206)	22,560,301
Asia Pacific Total Return Bond,	—	156,585	—	156,585	49,935	3,100	—	1,449,981
Class NAV
Blue Chip Growth, Class NAV	579,534	20,358	(46,819)	553,073	—	417,437	550,885	19,307,782
Capital Appreciation, Class NAV	955,568	53,784	(88,304)	921,048	17,281	853,037	445,457	16,459,131
Capital Appreciation Value,	1,868,444	334,993	(70,538)	2,132,899	329,891	2,894,787	62,105	25,637,444
Class NAV
China Emerging Leaders,	811,939	28,545	(146,975)	693,509	35,945	208,124	(226,932)	6,220,779
Class NAV
Disciplined Value, Class NAV	321,708	40,047	(14,056)	347,699	52,475	284,714	12,748	6,282,912
Emerging Markets Debt,	67,986	8,836	(3,099)	73,723	18,270	3,028	(1,000)	709,217
Class NAV
Emerging Markets, Class NAV	4,227,643	162,749	(1,007,851)	3,382,541	661,278	—	(214,389)	33,487,151
Equity-Income, Class NAV	635,131	105,613	(43,779)	696,965	302,579	86,523	15,221	13,967,181
Financial Industries, Class NAV	516,117	183,522	(26,915)	672,724	83,147	—	13,426	11,342,130
Floating Rate Income, Class NAV	595,023	144,590	(69,439)	670,174	137,274	15,727	(5,148)	6,319,745
Fundamental Global Franchise,	463,720	71,518	(22,588)	512,650	59,881	277,776	11,670	6,556,791
Class NAV
Fundamental Large Cap Value,	753,189	211,590	(71,289)	893,490	133,008	1,023,237	6,332	11,642,181
Class NAV
Fundamental Value, Class NAV	545,960	3,922	(4,444)	545,438	81,932	—	4,939	11,661,469
Global Absolute Return Strategies,	629,393	9,868	—	639,261	108,740	—	—	7,108,582
Class NAV
Global Bond, Class NAV	60,839	13,889	(6,618)	68,110	—	—	(473)	837,078
Global Equity, Class NAV	562,074	44,123	(18,614)	587,583	47,931	30,283	5,334	6,492,795
Global Income, Class NAV	222,887	48,978	(32,702)	239,163	65,508	15,851	(20,799)	2,394,019
Global Real Estate, Class NAV	425,676	63,376	(16,529)	472,523	153,327	—	(5,945)	4,040,074
Global Shareholder Yield,	785,666	55,451	(60,818)	780,299	113,498	316,803	97,102	9,191,922
Class NAV
Health Sciences, Class NAV	624,688	125,766	(71,679)	678,775	—	2,121,658	29,012	12,964,600
High Yield, Class NAV	283,071	56,985	(45,804)	294,252	99,011	—	(4,360)	2,804,224
International Core, Class NAV	239,766	10,791	(6,571)	243,986	270,571	—	9,059	8,673,689
International Growth Opportunities,	—	281,992	—	281,992	26,434	36,655	—	3,964,808
Series NAV
International Growth Stock,	519,623	39,324	(10,585)	548,362	112,495	—	2,137	7,408,373
Class NAV
International Small Cap,	685,557	37,075	(19,534)	703,098	192,344	—	12,617	13,450,273
Class NAV
International Small Company, Class NAV	1,277,215	27,268	(58,360)	1,246,123	170,317	—	45,768	13,507,971
International Value Equity,	435,982	50,149	(8,725)	477,406	62,491	172,060	(3,088)	4,449,420
Class NAV
International Value, Class NAV	840,907	267,633	—	1,108,540	286,266	—	—	19,610,080
Mid Cap Stock, Class NAV	712,790	124,156	(46,031)	790,915	242	1,989,968	(6,855)	17,977,487
Mid Value, Class NAV	703,059	192,410	(18,591)	876,878	73,799	442,224	(1,260)	14,643,863
Mutual Shares, Class NAV	305,586	35,540	(3,482)	337,644	73,115	302,385	1,268	4,642,606
Natural Resources, Class NAV	826,024	71,969	(78,039)	819,954	100,622	—	(83,362)	14,381,989
Real Estate Equity, Class NAV	349,525	38,536	(21,446)	366,615	57,587	—	(8,614)	3,831,129
Real Return Bond, Class NAV	79,831	21,750	(10,171)	91,410	8,848	—	(16,325)	1,053,042
Redwood, Class NAV	514,948	95,689	(27,712)	582,925	—	117,954	(3,666)	6,622,030
Science & Technology, Class NAV	1,690,415	45,154	(113,563)	1,622,006	18,616	414,219	91,370	22,075,506
Short Duration Credit Opportunities,	225,777	58,711	(21,259)	263,229	46,948	31,713	(3,611)	2,677,039
Class NAV
Small Cap Growth, Class NAV	329,558	42,950	(22,928)	349,580	—	362,084	7,955	3,922,291

70	Retirement Living Portfolios | Semiannual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2045 (continued)
Small Cap Value, Class NAV	134,931	25,017	(6,888)	153,060	$5,279	$268,708	$8,744	$2,943,335
Small Company Growth,	166,478	9,953	(9,030)	167,401	—	151,825	10,186	3,533,838
Class NAV
Small Company Value, Class NAV	114,195	28,400	(4,428)	138,167	8,868	25,481	3,067	5,208,891
Spectrum Income, Class NAV	199,209	43,601	(27,902)	214,908	38,035	56,350	(1,461)	2,366,142
Strategic Equity Allocation,	20,944,139	1,336,605	(361,620)	21,919,124	4,184,723	4,296,088	73,789	288,017,284
Class NAV
Strategic Growth, Class NAV	951,885	55,261	(60,640)	946,506	53,491	497,642	119,812	15,286,066
Strategic Income Opportunities,	366,745	72,566	(88,745)	350,566	96,426	41,329	(10,175)	3,845,713
Class NAV
Total Return, Class NAV	172,736	44,591	(19,211)	198,116	24,785	36,057	(10,567)	2,741,925
U.S. Equity, Class NAV	810,545	129,403	(87,500)	852,448	202,462	1,081,879	268,666	10,971,007
U.S. High Yield Bond, Class NAV	204,004	49,021	(29,459)	223,566	93,315	51,697	(9,695)	2,803,517
Value, Class NAV	436,285	73,597	(10,831)	499,051	25,706	304,570	(580)	5,978,636
					$8,982,962	$23,734,054	$2,147,686	$763,841,251
Retirement Living through 2040
Absolute Return Currency,	1,335,225	388,481	(82,308)	1,641,398	—	$991,669	($44,279)	$15,855,904
Class NAV
Active Bond, Class NAV	240,463	57,474	(17,010)	280,927	$54,790	13,701	(5,740)	2,879,499
All Cap Value, Class NAV	510,939	91,521	(602,460)	—	38,647	1,066,013	1,010,381	—
Alpha Opportunities, Class NAV	1,412,243	427,290	(46,586)	1,792,947	111,023	2,573,204	(23,123)	23,595,186
Asia Pacific Total Return Bond,	—	161,207	—	161,207	51,409	3,191	—	1,492,781
Class NAV
Blue Chip Growth, Class NAV	594,808	27,612	(42,766)	579,654	—	429,965	516,072	20,235,712
Capital Appreciation, Class NAV	979,116	65,998	(78,088)	967,026	17,812	879,263	405,001	17,280,759
Capital Appreciation Value,	1,918,502	361,203	(49,442)	2,230,263	342,290	3,003,585	12,612	26,807,767
Class NAV
China Emerging Leaders,	810,785	28,505	(146,975)	692,315	35,893	207,829	(227,375)	6,210,067
Class NAV
Disciplined Value, Class NAV	329,986	46,797	(13,212)	363,571	54,234	294,256	6,949	6,569,721
Emerging Markets Debt,	69,668	8,544	(1,511)	76,701	18,844	3,129	(474)	737,862
Class NAV
Emerging Markets, Class NAV	4,356,312	112,870	(985,634)	3,483,548	681,024	—	(248,344)	34,487,121
Equity-Income, Class NAV	650,713	118,511	(40,443)	728,781	312,925	89,481	9,852	14,604,769
Financial Industries, Class NAV	538,142	182,297	(16,309)	704,130	85,934	—	5,815	11,871,631
Floating Rate Income, Class NAV	609,739	134,513	(41,046)	703,206	142,305	16,320	(2,615)	6,631,229
Fundamental Global Franchise,	476,450	81,813	(22,433)	535,830	61,946	287,352	9,684	6,853,263
Class NAV
Fundamental Large Cap Value,	773,292	228,439	(67,898)	933,833	137,041	1,054,260	4,868	12,167,842
Class NAV
Fundamental Value, Class NAV	560,327	4,025	—	564,352	84,088	—	—	12,065,848
Global Absolute Return Strategies,	647,587	10,153	—	657,740	111,884	—	—	7,314,069
Class NAV
Global Bond, Class NAV	62,344	13,530	(4,498)	71,376	—	—	(268)	877,216
Global Equity, Class NAV	577,504	53,632	(16,730)	614,406	49,517	31,285	3,879	6,789,185
Global Income, Class NAV	228,399	43,537	(21,305)	250,631	68,050	16,448	(15,405)	2,508,813
Global Real Estate, Class NAV	437,281	72,831	(16,019)	494,093	158,642	—	(4,394)	4,224,499
Global Shareholder Yield,	804,872	82,438	(71,013)	816,297	116,451	325,571	121,443	9,615,978
Class NAV
Health Sciences, Class NAV	638,713	129,028	(51,781)	715,960	—	2,176,695	10,523	13,674,840
High Yield, Class NAV	290,071	53,748	(35,350)	308,469	102,307	—	(3,753)	2,939,709
International Core, Class NAV	246,348	14,147	(5,499)	254,996	277,999	—	7,839	9,065,098
International Growth Opportunities,	—	289,459	—	289,459	27,271	37,816	—	4,069,797
Series NAV
International Growth Stock,	533,888	50,476	(10,346)	574,018	116,272	—	1,800	7,754,981
Class NAV
International Small Cap,	708,986	42,266	(16,408)	734,844	199,573	—	6,621	14,057,573
Class NAV
International Small Company, Class NAV	1,319,677	31,223	(46,225)	1,304,675	175,979	—	31,909	14,142,675
International Value Equity,	447,951	59,926	(8,366)	499,511	64,229	176,847	(3,290)	4,655,444
Class NAV
International Value, Class NAV	864,677	278,331	—	1,143,008	295,472	—	—	20,219,808

Semiannual report | Retirement Living Portfolios	71

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2040 (continued)
Mid Cap Stock, Class NAV	732,546	135,527	(32,922)	835,151	$249	$2,045,937	($7,624)	$18,982,983
Mid Value, Class NAV	728,802	198,802	(11,386)	916,218	76,146	456,290	(577)	15,300,840
Mutual Shares, Class NAV	313,083	38,715	(1,874)	349,924	75,437	311,990	(377)	4,811,455
Natural Resources, Class NAV	829,252	94,048	(67,548)	855,752	103,959	—	(66,044)	15,009,885
Real Estate Equity, Class NAV	360,023	45,898	(21,825)	384,096	59,752	—	(6,199)	4,013,804
Real Return Bond, Class NAV	81,805	20,744	(6,705)	95,844	9,175	—	(10,573)	1,104,120
Redwood, Class NAV	527,581	101,458	(18,102)	610,937	—	122,387	(3,020)	6,940,244
Science & Technology, Class NAV	1,763,811	47,661	(114,790)	1,696,682	19,161	426,356	86,079	23,091,840
Short Duration Credit Opportunities,	231,361	57,877	(13,302)	275,936	48,583	32,907	(2,666)	2,806,271
Class NAV
Small Cap Growth, Class NAV	338,692	47,798	(16,718)	369,772	—	371,945	6,383	4,148,846
Small Cap Value, Class NAV	138,662	28,315	(6,520)	160,457	5,443	277,061	6,513	3,085,597
Small Company Growth,	170,880	13,019	(6,846)	177,053	—	156,199	7,261	3,737,579
Class NAV
Small Company Value, Class NAV	117,391	32,235	(5,451)	144,175	9,153	26,299	3,076	5,435,410
Spectrum Income, Class NAV	204,136	40,736	(19,548)	225,324	39,293	58,471	(1,601)	2,480,812
Strategic Equity Allocation,	21,519,116	1,777,310	(358,449)	22,937,977	4,324,147	4,439,222	82,495	301,405,016
Class NAV
Strategic Growth, Class NAV	975,239	72,403	(57,235)	990,407	55,284	514,321	102,232	15,995,074
Strategic Income Opportunities,	375,878	68,695	(76,392)	368,181	100,101	42,885	(8,747)	4,038,947
Class NAV
Total Return, Class NAV	177,007	44,096	(13,047)	208,056	25,530	37,414	(7,551)	2,879,499
U.S. Equity, Class NAV	830,622	144,342	(84,027)	890,937	209,143	1,117,579	258,096	11,466,364
U.S. High Yield Bond, Class NAV	209,049	46,835	(21,457)	234,427	96,427	53,643	(6,986)	2,939,709
Value, Class NAV	449,999	84,900	(12,499)	522,400	26,489	313,843	(786)	6,258,353
					$9,277,323	$24,482,629	$2,015,572	$798,189,294
Retirement Living through 2035
Absolute Return Currency, Class NAV	1,718,254	515,580	(140,590)	2,093,244	—	$1,271,063	($74,704)	$20,220,735
Active Bond, Class NAV	381,914	90,024	(28,565)	443,373	$86,449	21,647	(12,620)	4,544,571
All Cap Value, Class NAV	657,373	117,751	(775,124)	—	49,724	1,371,531	1,306,579	—
Alpha Opportunities, Class NAV	1,785,372	537,493	(52,545)	2,270,320	141,794	3,286,404	(40,367)	29,877,408
Asia Pacific Total Return Bond,	—	253,989	—	253,989	80,997	5,028	—	2,351,943
Class NAV
Blue Chip Growth, Class NAV	758,650	27,088	(43,389)	742,349	—	557,155	476,589	25,915,415
Capital Appreciation, Class NAV	1,242,486	82,888	(88,994)	1,236,380	23,029	1,136,830	344,606	22,094,102
Capital Appreciation Value, Class NAV	2,465,433	466,761	(42,351)	2,889,843	443,410	3,890,914	(23,691)	34,735,910
China Emerging Leaders, Class NAV	1,068,648	37,571	(193,271)	912,948	47,309	273,926	(300,006)	8,189,145
Disciplined Value, Class NAV	428,157	57,167	(17,842)	467,482	70,158	380,653	19,019	8,447,398
Emerging Markets Debt, Class NAV	110,765	15,630	(4,558)	121,837	29,947	4,982	(1,281)	1,172,069
Emerging Markets, Class NAV	5,555,486	279,959	(1,452,722)	4,382,723	856,811	—	(345,152)	43,388,956
Equity-Income, Class NAV	834,337	148,060	(45,376)	937,021	404,405	115,640	13,331	18,777,899
Financial Industries, Class NAV	569,422	356,820	(29,259)	896,983	110,414	—	13,043	15,123,128
Floating Rate Income, Class NAV	964,941	208,265	(62,144)	1,111,062	225,175	25,809	(3,435)	10,477,310
Fundamental Global Franchise,	603,219	99,561	(24,336)	678,444	78,630	364,747	10,695	8,677,295
Class NAV
Fundamental Large Cap Value,	979,695	287,946	(85,931)	1,181,710	174,565	1,342,934	6,458	15,397,679
Class NAV
Fundamental Value, Class NAV	720,938	5,179	—	726,117	108,191	—	—	15,524,380
Global Absolute Return Strategies,	831,213	13,032	—	844,245	143,609	—	—	9,388,004
Class NAV
Global Bond, Class NAV	99,592	21,777	(7,907)	113,462	—	—	(1,518)	1,394,450
Global Equity, Class NAV	742,509	66,305	(18,806)	790,008	63,915	40,382	4,224	8,729,586
Global Income, Class NAV	360,256	68,000	(30,165)	398,091	108,278	26,116	(22,134)	3,984,890
Global Real Estate, Class NAV	569,793	84,646	(10,693)	643,746	207,385	—	(4,938)	5,504,030
Global Shareholder Yield,	1,042,159	89,564	(65,161)	1,066,562	152,204	429,702	110,961	12,564,102
Class NAV
Health Sciences, Class NAV	747,454	149,980	(14,366)	883,068	—	2,530,171	69,152	16,866,598
High Yield, Class NAV	453,588	77,263	(43,972)	486,879	159,916	—	(6,043)	4,639,957
International Core, Class NAV	309,172	18,608	(7,957)	319,823	350,783	—	8,484	11,369,714
International Growth Opportunities,	—	373,857	—	373,857	35,101	48,674	—	5,256,428
Series NAV
International Growth Stock, Class NAV	670,305	60,942	(12,451)	718,796	146,544	—	1,864	9,710,936

72	Retirement Living Portfolios | Semiannual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2035 (continued)
International Small Cap, Class NAV	903,129	47,016	(23,254)	926,891	$251,792	—	$16,963	$17,731,419
International Small Company, Class NAV	1,639,114	43,864	(41,481)	1,641,497	219,434	—	19,035	17,793,831
International Value Equity, Class NAV	561,593	74,204	(9,913)	625,884	81,412	$224,157	(4,063)	5,833,244
International Value, Class NAV	1,079,056	301,464	—	1,380,520	355,818	—	—	24,421,396
Mid Cap Stock, Class NAV	918,652	180,440	(55,115)	1,043,977	317	2,605,209	(8,469)	23,729,591
Mid Value, Class NAV	910,239	275,110	(22,316)	1,163,033	97,630	585,026	(732)	19,422,655
Mutual Shares, Class NAV	406,290	47,327	(2,221)	451,396	96,947	400,948	7,219	6,206,695
Natural Resources, Class NAV	1,068,183	107,323	(96,202)	1,079,304	131,935	—	(92,307)	18,930,994
Real Estate Equity, Class NAV	466,755	47,512	(21,746)	492,521	76,855	—	(8,124)	5,146,846
Real Return Bond, Class NAV	130,014	33,440	(11,955)	151,499	14,471	—	(20,339)	1,745,265
Redwood, Class NAV	669,565	125,050	(24,538)	770,077	—	154,584	(3,147)	8,748,075
Science & Technology, Class NAV	2,023,676	259,036	(130,022)	2,152,690	24,588	547,108	44,570	29,298,115
Short Duration Credit Opportunities,	367,637	89,984	(21,437)	436,184	76,995	52,016	(5,505)	4,435,991
Class NAV
Small Cap Growth, Class NAV	420,139	61,870	(30,422)	451,587	—	465,633	6,844	5,066,809
Small Cap Value, Class NAV	170,989	34,676	(8,199)	197,466	6,785	345,367	6,606	3,797,276
Small Company Growth, Class NAV	211,800	14,636	(10,330)	216,106	—	195,238	7,914	4,561,990
Small Company Value, Class NAV	145,083	40,228	(6,349)	178,962	11,469	32,955	4,041	6,746,885
Spectrum Income, Class NAV	328,173	59,496	(32,128)	355,541	62,273	92,278	(5,761)	3,914,508
Strategic Equity Allocation, Class NAV	27,366,849	2,086,884	(349,375)	29,104,358	5,519,594	5,666,483	52,496	382,431,269
Strategic Growth, Class NAV	1,245,976	72,677	(67,751)	1,250,902	70,419	655,133	123,445	20,202,065
Strategic Income Opportunities,	599,287	102,118	(120,479)	580,926	158,971	67,791	(24,981)	6,372,753
Class NAV
Total Return, Class NAV	281,131	68,158	(21,161)	328,128	40,250	59,113	(16,337)	4,541,290
U.S. Equity, Class NAV	1,065,403	181,489	(93,275)	1,153,617	271,990	1,453,411	293,434	14,847,047
U.S. High Yield Bond, Class NAV	335,466	68,865	(34,412)	369,919	152,606	84,671	(16,261)	4,638,787
Value, Class NAV	569,469	111,374	(14,766)	666,077	34,225	405,506	(1,340)	7,979,600
					$12,055,519	$31,216,935	$1,924,317	$1,002,868,434
Retirement Living through 2030
Absolute Return Currency, Class NAV	2,129,256	583,703	(153,995)	2,558,964	—	$1,556,659	($78,296)	$24,719,594
Active Bond, Class NAV	1,018,867	162,394	(35,172)	1,146,089	$227,144	56,610	(11,985)	11,747,408
All Cap Value, Class NAV	769,652	137,863	(907,515)	—	58,216	1,605,786	1,576,292	—
Alpha Opportunities, Class NAV	1,921,824	579,489	(50,853)	2,450,461	151,109	3,502,296	(19,536)	32,248,069
Asia Pacific Total Return Bond,	617,294	23,809	—	641,103	204,448	12,692	—	5,936,613
Class NAV
Blue Chip Growth, Class NAV	884,057	36,839	(60,695)	860,201	—	636,736	813,290	30,029,607
Capital Appreciation, Class NAV	1,434,684	93,537	(103,861)	1,424,360	26,264	1,296,515	39,242	25,453,312
Capital Appreciation Value, Class NAV	3,351,305	569,027	(58,990)	3,861,342	597,166	5,240,118	524,664	46,413,330
China Emerging Leaders, Class NAV	1,141,390	40,129	(206,297)	975,222	50,529	292,572	(320,511)	8,747,740
Disciplined Value, Class NAV	495,969	49,467	(10,792)	534,644	80,489	436,710	6,792	9,661,018
Emerging Markets Debt, Class NAV	283,915	34,019	(1,004)	316,930	77,928	12,930	(211)	3,048,869
Emerging Markets, Class NAV	6,106,871	135,969	(1,567,115)	4,675,725	914,092	—	(56,105)	46,289,675
Equity-Income, Class NAV	974,189	161,155	(58,767)	1,076,577	465,894	133,223	16,716	21,574,605
Financial Industries, Class NAV	620,597	383,293	(8,203)	995,687	122,387	—	4,660	16,787,275
Floating Rate Income, Class NAV	2,523,131	439,502	(92,099)	2,870,534	584,835	67,470	(8,554)	27,069,133
Fundamental Global Franchise,	782,632	116,425	(28,070)	870,987	100,948	468,274	15,077	11,139,925
Class NAV
Fundamental Large Cap Value,	1,106,077	296,963	(86,406)	1,316,634	194,700	1,497,837	10,560	17,155,744
Class NAV
Fundamental Value, Class NAV	792,490	5,694	(7,517)	790,667	118,929	—	15,797	16,904,450
Global Absolute Return Strategies,	1,006,229	15,776	—	1,022,005	173,846	—	—	11,364,694
Class NAV
Global Bond, Class NAV	264,357	37,551	(10,055)	291,853	—	—	(1,620)	3,586,870
Global Equity, Class NAV	890,960	90,227	(17,709)	963,478	77,481	48,953	5,789	10,646,432
Global Income, Class NAV	898,162	147,306	(19,772)	1,025,696	278,017	68,294	(17,892)	10,267,212
Global Real Estate, Class NAV	731,718	123,214	(21,685)	833,247	269,594	—	(1,666)	7,124,263
Global Shareholder Yield, Class NAV	1,481,718	126,731	(91,407)	1,517,042	215,371	605,040	169,623	17,870,755
Global Short Duration Credit Fund,	—	257,350	(6,257)	251,093	48,548	—	(732)	2,510,935
Class NAV
Health Sciences, Class NAV	941,979	189,064	(101,902)	1,029,141	—	3,189,511	183,452	19,656,591
High Yield, Class NAV	1,128,461	153,198	(96,013)	1,185,646	394,872	—	(2,340)	11,299,207
International Core, Class NAV	325,149	17,855	(8,711)	334,293	366,924	—	11,542	11,884,122

Semiannual report | Retirement Living Portfolios	73

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2030 (continued)
International Growth Opportunities,	—	402,165	—	402,165	$37,816	$52,438	—	$5,654,442
Series NAV
International Growth Stock, Class NAV	714,045	43,860	(9,984)	747,921	152,074	—	$2,141	10,104,408
International Small Cap, Class NAV	981,241	34,440	(27,845)	987,836	273,256	—	22,214	18,897,298
International Small Company, Class NAV	1,674,927	147,486	(37,866)	1,784,547	237,254	—	8,343	19,344,492
International Value Equity, Class NAV	590,719	64,816	(8,360)	647,175	82,316	226,646	1,109	6,031,675
International Value, Class NAV	1,141,267	445,444	—	1,586,711	410,020	—	—	28,068,917
Mid Cap Stock, Class NAV	1,049,559	182,309	(55,958)	1,175,910	355	2,920,468	1,743	26,728,442
Mid Value, Class NAV	1,030,754	308,921	(7,430)	1,332,245	110,312	661,020	(305)	22,248,484
Mutual Shares, Class NAV	474,638	50,699	(3,211)	522,126	112,137	463,773	4,098	7,179,227
Natural Resources, Class NAV	1,258,096	112,535	(185,922)	1,184,709	143,095	—	(141,292)	20,779,794
Real Estate Equity, Class NAV	554,375	77,067	(27,018)	604,424	93,692	—	(5,234)	6,316,226
Real Return Bond, Class NAV	346,313	59,641	(14,601)	391,353	38,088	—	(24,222)	4,508,383
Redwood, Class NAV	851,492	122,210	(14,707)	958,995	—	193,529	(2,857)	10,894,188
Science & Technology, Class NAV	2,309,406	239,306	(92,713)	2,455,999	27,758	617,652	29,316	33,426,153
Short Duration Credit Opportunities,	979,974	164,451	(58,082)	1,086,343	195,256	131,209	(14,621)	11,048,113
Class NAV
Small Cap Growth, Class NAV	380,393	47,026	(18,792)	408,627	—	415,837	9,815	4,584,790
Small Cap Value, Class NAV	163,830	31,042	(7,174)	187,698	6,396	325,576	18,639	3,609,429
Small Company Growth, Class NAV	196,369	13,562	(7,926)	202,005	—	179,244	9,440	4,264,327
Small Company Value, Class NAV	139,186	41,049	(3,511)	176,724	11,189	32,150	2,690	6,662,508
Spectrum Income, Class NAV	827,262	125,549	(51,976)	900,835	157,781	236,748	(7,441)	9,918,192
Strategic Equity Allocation, Class NAV	31,606,802	2,186,489	(475,841)	33,317,450	6,273,115	6,440,058	341,375	437,791,294
Strategic Growth, Class NAV	1,395,473	79,260	(81,519)	1,393,214	77,355	719,659	209,518	22,500,399
Strategic Income Opportunities,	1,333,573	210,395	(77,349)	1,466,619	394,194	173,013	(32,097)	16,088,815
Class NAV
Total Return, Class NAV	750,000	126,253	(27,452)	848,801	105,907	154,586	(16,285)	11,747,408
U.S. Equity, Class NAV	1,500,829	260,055	(119,403)	1,641,481	386,092	2,063,124	398,928	21,125,856
U.S. High Yield Bond, Class NAV	838,984	140,897	(78,828)	901,053	377,735	208,815	(23,515)	11,299,207
Value, Class NAV	599,918	121,382	(15,191)	706,109	35,747	423,513	908	8,459,183
					$15,538,671	$37,367,284	$3,666,456	$1,250,419,098
Retirement Living through 2025
Absolute Return Currency, Class NAV	2,445,506	631,574	(158,356)	2,918,724	—	$1,783,261	($85,006)	$28,194,872
Active Bond, Class NAV	2,527,734	362,218	(80,454)	2,809,498	$559,952	139,508	(35,968)	28,797,358
All Cap Value, Class NAV	764,524	136,945	(901,469)	—	57,829	1,595,088	1,649,058	—
Alpha Opportunities, Class NAV	1,808,854	505,274	(40,786)	2,273,342	140,577	3,258,203	(40,344)	29,917,186
Asia Pacific Total Return Bond,	963,690	37,170	—	1,000,860	319,174	19,813	—	9,267,965
Class NAV
Blue Chip Growth, Class NAV	866,213	37,513	(64,497)	839,229	—	626,840	566,038	29,297,475
Capital Appreciation, Class NAV	1,405,298	88,347	(95,333)	1,398,312	25,953	1,281,130	450,546	24,987,832
Capital Appreciation Value, Class NAV	3,926,251	634,387	(57,911)	4,502,727	694,601	6,095,107	88,202	54,122,782
China Emerging Leaders, Class NAV	1,120,420	39,391	(203,327)	956,484	49,601	287,197	(313,854)	8,579,662
Disciplined Value, Class NAV	492,748	52,190	(15,843)	529,095	79,660	432,212	13,064	9,560,738
Emerging Markets Debt, Class NAV	492,330	59,019	(4,554)	546,795	134,203	22,308	(1,503)	5,260,169
Emerging Markets, Class NAV	5,889,564	179,581	(1,759,515)	4,309,630	842,521	—	189,085	42,665,334
Equity-Income, Class NAV	961,818	150,245	(55,639)	1,056,424	455,737	130,318	16,669	21,170,747
Financial Industries, Class NAV	612,740	385,475	(22,507)	975,708	120,486	—	11,433	16,450,443
Floating Rate Income, Class NAV	4,809,405	749,176	(151,483)	5,407,098	1,114,441	127,742	(14,031)	50,988,938
Fundamental Global Franchise,	879,918	143,386	(41,788)	981,516	113,370	525,898	27,464	12,553,593
Class NAV
Fundamental Large Cap Value,	1,078,497	306,485	(103,200)	1,281,782	189,438	1,457,356	9,335	16,701,620
Class NAV
Fundamental Value, Class NAV	802,654	5,733	(14,033)	794,354	119,761	—	65,534	16,983,285
Global Absolute Return Strategies,	1,191,746	18,684	—	1,210,430	205,898	—	—	13,459,985
Class NAV
Global Bond, Class NAV	609,449	77,029	(21,731)	664,747	—	—	(307)	8,169,743
Global Equity, Class NAV	931,648	114,723	(28,928)	1,017,443	81,873	51,728	10,010	11,242,744
Global Income, Class NAV	1,642,755	276,055	(37,702)	1,881,108	512,794	125,078	(32,112)	18,829,895
Global Real Estate, Class NAV	909,764	136,295	(9,525)	1,036,534	334,391	—	(5,070)	8,862,367
Global Shareholder Yield, Class NAV	1,744,819	155,943	(118,705)	1,782,057	253,218	710,209	210,251	20,992,626
Global Short Duration Credit Fund,	—	285,168	(5,497)	279,671	54,742	—	(658)	2,796,714
Class NAV

74	Retirement Living Portfolios | Semiannual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2025 (continued)
Health Sciences, Class NAV	859,473	175,837	—	1,035,310	—	$2,966,376	—	$19,774,427
High Yield, Class NAV	2,017,171	231,565	(106,723)	2,142,013	$708,400	—	($18,205)	20,413,380
International Core, Class NAV	302,158	18,993	(9,219)	311,932	340,979	—	12,481	11,089,179
International Growth Opportunities,	—	380,395	—	380,395	35,480	49,200	—	5,348,352
Series NAV
International Growth Stock, Class NAV	646,714	58,466	(10,025)	695,155	140,985	—	2,146	9,391,550
International Small Cap, Class NAV	924,758	40,922	(23,080)	942,600	258,628	—	10,921	18,031,938
International Small Company, Class NAV	1,725,299	52,638	(71,451)	1,706,486	230,069	—	51,300	18,498,308
International Value Equity, Class NAV	545,118	74,434	(9,410)	610,142	78,520	216,194	(3,505)	5,686,523
International Value, Class NAV	1,079,122	390,154	—	1,469,276	378,852	—	—	25,991,493
Mid Cap Stock, Class NAV	1,028,576	189,741	(76,974)	1,141,343	349	2,866,125	(3,297)	25,942,737
Mid Value, Class NAV	951,630	289,846	(11,303)	1,230,173	102,273	612,849	(337)	20,543,893
Mutual Shares, Class NAV	470,877	46,549	—	517,426	111,128	459,598	—	7,114,606
Natural Resources, Class NAV	1,361,540	126,101	(294,078)	1,193,563	145,058	—	(120,520)	20,935,092
Real Estate Equity, Class NAV	620,896	86,127	(31,864)	675,159	104,615	—	(5,066)	7,055,411
Real Return Bond, Class NAV	664,055	104,074	(26,691)	741,438	72,494	—	(40,682)	8,541,370
Redwood, Class NAV	931,309	125,915	(14,849)	1,042,375	—	211,644	(3,265)	11,841,377
Science & Technology, Class NAV	2,389,547	230,677	(129,407)	2,490,817	28,282	629,316	40,202	33,900,020
Short Duration Credit Opportunities,	1,996,003	311,438	(80,171)	2,227,270	402,968	270,131	(20,781)	22,651,335
Class NAV
Small Cap Growth, Class NAV	312,415	43,898	(23,703)	332,610	—	341,188	9,895	3,731,879
Small Company Growth, Class NAV	161,691	10,820	(7,742)	164,769	—	147,016	7,913	3,478,276
Small Company Value, Class NAV	192,228	43,797	(6,454)	229,571	14,596	41,941	4,699	8,654,826
Spectrum Income, Class NAV	1,744,830	244,460	(71,989)	1,917,301	334,441	506,092	(12,924)	21,109,488
Strategic Equity Allocation, Class NAV	31,998,812	2,221,005	(647,942)	33,571,875	6,309,890	6,477,811	1,069,578	441,134,438
Strategic Growth, Class NAV	1,342,558	73,574	(72,882)	1,343,250	75,212	699,718	176,368	21,693,489
Strategic Income Opportunities,	2,702,785	343,094	(95,757)	2,950,122	800,563	350,107	(39,094)	32,362,838
Class NAV
Total Return, Class NAV	1,857,871	288,656	(67,295)	2,079,232	261,515	380,954	(53,096)	28,776,566
U.S. Equity, Class NAV	1,806,451	314,465	(145,036)	1,975,880	464,524	2,482,235	482,317	25,429,574
U.S. High Yield Bond, Class NAV	1,491,866	220,976	(85,391)	1,627,451	675,736	378,846	(40,370)	20,408,234
Value, Class NAV	598,779	129,796	(17,001)	711,574	36,080	427,434	851	8,524,659
					$18,571,857	$39,183,771	$14,285,365	$1,397,909,331
Retirement Living through 2020
Absolute Return Currency, Class NAV	2,301,293	513,636	(110,321)	2,704,608	—	$1,655,425	($57,665)	$26,126,509
Active Bond, Class NAV	4,311,070	552,195	(115,630)	4,747,635	$938,069	234,108	(51,256)	48,663,262
All Cap Value, Class NAV	553,945	99,224	(653,169)	—	41,900	1,155,739	1,241,389	—
Alpha Opportunities, Class NAV	820,552	280,384	(36,131)	1,064,805	65,985	1,529,362	(5,832)	14,012,837
Asia Pacific Total Return Bond,	1,246,506	48,078	—	1,294,584	412,843	25,628	—	11,987,849
Class NAV
Blue Chip Growth, Class NAV	600,895	24,395	(52,405)	572,885	—	426,451	698,778	19,999,406
Capital Appreciation, Class NAV	973,398	59,230	(82,670)	949,958	17,586	868,120	540,434	16,975,755
Capital Appreciation Value, Class NAV	3,368,588	542,084	(59,889)	3,850,783	590,636	5,182,813	173,685	46,286,416
China Emerging Leaders, Class NAV	792,742	27,871	(144,350)	676,263	35,095	203,204	(223,968)	6,066,077
Disciplined Value, Class NAV	354,159	32,590	(7,862)	378,887	56,964	309,067	10,397	6,846,495
Emerging Markets Debt, Class NAV	539,519	42,264	(3,031)	578,752	142,073	23,612	(1,122)	5,567,595
Emerging Markets, Class NAV	4,303,330	97,734	(1,561,693)	2,839,371	555,089	—	434,659	28,109,775
Equity-Income, Class NAV	701,325	102,156	(30,805)	772,676	331,117	94,683	10,987	15,484,432
Financial Industries, Class NAV	491,762	235,064	(19,859)	706,967	87,235	—	5,309	11,919,458
Floating Rate Income, Class NAV	6,176,996	774,839	(118,471)	6,833,364	1,406,588	160,314	(12,277)	64,438,619
Fundamental Global Franchise,	743,248	100,190	(19,326)	824,112	94,717	439,370	24,590	10,540,394
Class NAV
Fundamental Large Cap Value,	766,820	210,924	(64,296)	913,448	133,923	1,030,279	16,730	11,902,221
Class NAV
Fundamental Value, Class NAV	351,106	2,474	(6,706)	346,874	51,685	—	69,177	7,416,170
Global Absolute Return Strategies,	1,196,882	18,765	—	1,215,647	206,785	—	—	13,517,994
Class NAV
Global Bond, Class NAV	977,627	101,780	(30,163)	1,049,244	—	—	(803)	12,895,203
Global Equity, Class NAV	844,019	54,443	(9,999)	888,463	70,847	44,762	3,268	9,817,512
Global Income, Class NAV	1,838,379	299,075	(24,607)	2,112,847	570,667	139,126	(21,406)	21,149,601
Global Real Estate, Class NAV	925,611	104,428	(4,980)	1,025,059	330,456	—	(2,259)	8,764,257
Global Shareholder Yield, Class NAV	1,508,165	122,993	(99,176)	1,531,982	218,309	610,645	217,232	18,046,753

Semiannual report | Retirement Living Portfolios	75

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2020 (continued)
Global Short Duration Credit Fund,	—	306,073	(4,375)	301,698	$59,350	—	($543)	$3,016,984
Class NAV
Health Sciences, Class NAV	742,428	151,892	(71,942)	822,378	—	$2,562,409	113,011	15,707,414
High Yield, Class NAV	2,398,330	226,554	(114,712)	2,510,172	823,117	—	(10,495)	23,921,935
International Core, Class NAV	231,429	11,234	(9,426)	233,237	261,163	—	13,800	8,291,568
International Growth Opportunities,	—	266,682	—	266,682	24,365	33,786	—	3,749,545
Series NAV
International Growth Stock, Class NAV	506,418	33,882	(6,898)	533,402	108,312	—	1,601	7,206,265
International Small Cap, Class NAV	675,069	20,708	(11,704)	684,073	187,993	—	6,701	13,086,320
International Small Company, Class NAV	1,261,753	27,053	(66,387)	1,222,419	168,255	—	51,069	13,251,023
International Value Equity, Class NAV	418,761	44,879	(3,526)	460,114	59,353	163,419	(507)	4,288,266
International Value, Class NAV	829,337	271,313	—	1,100,650	284,334	—	—	19,470,493
Mid Cap Stock, Class NAV	683,375	104,738	(53,061)	735,052	224	1,839,209	26,138	16,707,737
Mid Value, Class NAV	759,356	104,608	(21,178)	842,786	70,008	419,508	6,179	14,074,526
Mutual Shares, Class NAV	336,580	29,947	—	366,527	78,719	325,563	—	5,039,741
Natural Resources, Class NAV	1,011,098	92,372	(97,058)	1,006,412	121,799	—	(57,081)	17,652,462
Real Estate Equity, Class NAV	557,576	56,531	(27,823)	586,284	90,650	—	(1,423)	6,126,668
Real Return Bond, Class NAV	1,046,494	94,934	(198,810)	942,618	108,580	—	(77,789)	10,858,961
Redwood, Class NAV	793,409	90,381	(7,444)	876,346	—	176,954	(1,748)	9,955,295
Science & Technology, Class NAV	1,893,568	105,056	(112,506)	1,886,118	21,475	477,842	68,543	25,670,069
Short Duration Credit Opportunities,	2,792,222	362,711	(81,863)	3,073,070	555,987	370,120	(20,758)	31,253,120
Class NAV
Small Cap Growth, Class NAV	452,469	57,637	(35,282)	474,824	—	489,423	44,821	5,327,521
Small Company Value, Class NAV	142,008	30,362	(4,973)	167,397	10,635	30,560	2,974	6,310,853
Spectrum Income, Class NAV	2,505,931	287,877	(75,856)	2,717,952	470,126	712,341	(13,559)	29,924,646
Strategic Equity Allocation, Class NAV	23,809,567	1,541,532	(494,851)	24,856,248	4,645,612	4,769,242	1,363,551	326,611,100
Strategic Growth, Class NAV	916,431	48,407	(59,331)	905,507	50,918	473,708	147,080	14,623,937
Strategic Income Opportunities,	3,784,456	411,844	(88,956)	4,107,344	1,107,982	483,175	(33,231)	45,057,560
Class NAV
Total Return, Class NAV	3,167,960	447,817	(102,184)	3,513,593	438,352	639,279	(80,934)	48,628,126
U.S. Equity, Class NAV	1,563,644	268,296	(114,787)	1,717,153	400,386	2,139,503	423,876	22,099,760
U.S. High Yield Bond, Class NAV	1,773,765	222,565	(88,929)	1,907,401	784,897	440,312	(38,777)	23,918,812
Value, Class NAV	356,425	89,203	(11,004)	434,624	22,084	261,644	1,779	5,206,795
					$17,313,245	$30,940,705	$5,004,325	$1,213,572,094
Retirement Living through 2015
Absolute Return Currency, Class NAV	1,468,425	220,649	(77,864)	1,611,210	—	$1,014,996	($38,912)	$15,564,288
Active Bond, Class NAV	4,003,849	454,296	(129,206)	4,328,939	$873,174	220,483	(45,451)	44,371,624
All Cap Value, Class NAV	310,949	55,698	(366,647)	—	23,520	648,757	610,323	—
Alpha Opportunities, Class NAV	268,655	43,550	(28,936)	283,269	18,062	418,624	16,594	3,727,816
Asia Pacific Total Return Bond,	861,942	33,245	—	895,187	285,475	17,722	—	8,289,436
Class NAV
Blue Chip Growth, Class NAV	316,413	14,269	(47,388)	283,294	—	216,903	148,334	9,889,785
Capital Appreciation, Class NAV	516,430	32,711	(76,341)	472,800	9,006	444,567	112,147	8,448,929
Capital Appreciation Value, Class NAV	2,161,988	357,911	(26,449)	2,493,450	389,094	3,414,290	(20,838)	29,971,266
China Emerging Leaders, Class NAV	360,451	12,672	(65,260)	307,863	15,957	92,394	(100,529)	2,761,531
Disciplined Value, Class NAV	196,542	17,548	(13,548)	200,542	30,374	164,801	7,111	3,623,789
Emerging Markets Debt, Class NAV	393,559	31,101	(6,969)	417,691	103,340	17,102	(2,656)	4,018,190
Emerging Markets, Class NAV	1,966,994	48,506	(712,764)	1,302,736	254,681	—	556,501	12,897,088
Equity-Income, Class NAV	391,419	105,118	(26,286)	470,251	205,756	58,836	7,018	9,423,838
Floating Rate Income, Class NAV	4,864,696	282,428	(122,377)	5,024,747	1,068,519	121,759	(12,811)	47,383,360
Fundamental Global Franchise,	452,622	60,073	(43,227)	469,468	55,268	256,375	83,462	6,004,498
Class NAV
Fundamental Large Cap Value,	352,114	178,260	(36,874)	493,500	73,752	567,378	(489)	6,430,299
Class NAV
Fundamental Value, Class NAV	113,237	814	—	114,051	16,993	—	—	2,438,401
Global Absolute Return Strategies,	837,015	13,122	—	850,137	144,611	—	—	9,453,527
Class NAV
Global Bond, Class NAV	892,107	34,576	(32,717)	893,966	—	—	940	10,986,848
Global Equity, Class NAV	444,055	28,047	(29,908)	442,194	36,244	22,899	8,871	4,886,246
Global Income, Class NAV	1,314,114	114,719	(26,266)	1,402,567	391,460	95,372	(20,575)	14,039,697
Global Real Estate, Class NAV	514,976	58,270	(29,586)	543,660	179,673	—	(1,114)	4,648,292
Global Shareholder Yield, Class NAV	1,003,944	96,090	(81,958)	1,018,076	146,636	414,022	99,631	11,992,941

76	Retirement Living Portfolios | Semiannual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2015 (continued)
Global Short Duration Credit Fund,	—	175,496	(3,609)	171,887	$34,451	—	($393)	$1,718,874
Class NAV
Health Sciences, Class NAV	335,010	58,346	(85,525)	307,831	—	$984,304	498,220	5,879,573
High Yield, Class NAV	1,742,884	74,234	(86,882)	1,730,236	590,682	—	4,146	16,489,147
International Core, Class NAV	122,198	7,377	(14,832)	114,743	137,898	—	45,250	4,079,109
International Growth Opportunities,	—	119,948	—	119,948	11,148	15,458	—	1,686,475
Series NAV
International Growth Stock, Class NAV	260,350	13,633	(19,931)	254,052	55,233	—	17,069	3,432,239
International Small Cap, Class NAV	348,104	13,035	(28,925)	332,214	96,940	—	52,464	6,355,251
International Small Company, Class NAV	657,390	23,135	(65,623)	614,902	87,663	—	79,913	6,665,537
International Value Equity, Class NAV	213,476	18,450	(13,465)	218,461	29,680	81,718	4,138	2,036,054
International Value, Class NAV	438,259	121,952	—	560,211	145,269	—	—	9,910,125
Mid Cap Stock, Class NAV	320,968	46,621	(42,210)	325,379	102	837,697	14,872	7,395,859
Mid Value, Class NAV	326,012	65,648	(24,627)	367,033	31,375	188,007	4,468	6,129,446
Mutual Shares, Class NAV	190,975	16,180	(9,135)	198,020	42,529	175,889	4,816	2,722,772
Natural Resources, Class NAV	527,026	56,692	(72,005)	511,713	63,883	—	(11,511)	8,975,451
Real Estate Equity, Class NAV	330,601	31,506	(29,214)	332,893	52,680	—	1,636	3,478,736
Real Return Bond, Class NAV	789,267	69,809	(200,211)	658,865	82,614	—	(46,018)	7,590,125
Redwood, Class NAV	490,481	20,251	(5,449)	505,283	—	104,275	(561)	5,740,011
Short Duration Credit Opportunities,	2,276,744	200,647	(134,841)	2,342,550	442,073	291,412	(20,334)	23,823,738
Class NAV
Small Cap Growth, Class NAV	206,852	29,912	(33,562)	203,202	—	214,741	67,460	2,279,921
Small Company Value, Class NAV	63,755	15,015	(5,993)	72,777	4,742	13,626	3,245	2,743,676
Spectrum Income, Class NAV	2,098,230	177,848	(189,804)	2,086,274	388,347	564,429	20,527	22,969,877
Strategic Equity Allocation, Class NAV	12,060,722	836,571	(1,092,319)	11,804,974	2,271,369	2,331,815	2,201,577	155,117,361
Strategic Growth, Class NAV	405,472	22,122	(55,798)	371,796	21,330	198,438	137,968	6,004,498
Strategic Income Opportunities,	2,448,691	196,387	(171,427)	2,473,651	696,233	300,511	(22,272)	27,135,949
Class NAV
Total Return, Class NAV	2,953,500	346,166	(95,939)	3,203,727	405,740	602,075	(54,306)	44,339,587
U.S. Equity, Class NAV	1,105,931	199,662	(77,876)	1,227,717	293,613	1,568,952	184,101	15,800,723
U.S. High Yield Bond, Class NAV	1,297,185	77,469	(61,868)	1,312,786	562,697	312,345	(16,501)	16,462,343
Value, Class NAV	182,253	41,865	(16,553)	207,565	10,824	128,250	(230)	2,486,625
					$10,880,710	$17,121,222	$4,577,301	$690,700,771
Retirement Living through 2010
Absolute Return Currency, Class NAV	911,894	151,191	(77,849)	985,236	—	$620,344	($19,451)	$9,517,378
Active Bond, Class NAV	3,554,796	266,689	(262,761)	3,558,724	$746,452	182,231	(21,253)	36,476,917
All Cap Value, Class NAV	158,832	28,450	(187,282)	—	12,014	331,383	297,728	—
Alpha Opportunities, Class NAV	115,760	23,318	(26,226)	112,852	7,347	170,290	2,534	1,485,137
Asia Pacific Total Return Bond,	604,555	23,317	—	627,872	200,228	12,430	—	5,814,098
Class NAV
Blue Chip Growth, Class NAV	144,761	13,347	(35,411)	122,697	—	96,061	99,270	4,283,367
Capital Appreciation, Class NAV	233,942	24,677	(55,666)	202,953	3,952	195,084	63,914	3,626,775
Capital Appreciation Value, Class NAV	1,146,913	270,002	(122,721)	1,294,194	205,645	1,804,525	18,312	15,556,216
China Emerging Leaders, Class NAV	144,005	5,063	(26,396)	122,672	6,375	36,913	(40,452)	1,100,367
Disciplined Value, Class NAV	101,758	13,505	(16,884)	98,379	15,352	83,297	3,752	1,777,703
Emerging Markets Debt, Class NAV	224,617	80,763	(11,888)	293,492	70,736	12,167	(3,451)	2,823,396
Emerging Markets, Class NAV	848,354	12,266	(348,914)	511,706	100,037	—	278,370	5,065,893
Equity-Income, Class NAV	197,276	33,336	(31,892)	198,720	88,465	25,297	4,456	3,982,346
Floating Rate Income, Class NAV	3,529,483	248,900	(213,861)	3,564,522	768,876	87,075	(13,666)	33,613,442
Fundamental Global Franchise,	242,666	42,524	(46,246)	238,944	28,719	133,219	55,047	3,056,097
Class NAV
Fundamental Large Cap Value,	172,563	139,483	(42,720)	269,326	41,093	316,129	(11,540)	3,509,316
Class NAV
Fundamental Value, Class NAV	42,653	306	—	42,959	6,401	—	—	918,470
Global Absolute Return Strategies,	585,574	9,181	—	594,755	101,170	—	—	6,613,673
Class NAV
Global Bond, Class NAV	714,650	42,253	(55,722)	701,181	—	—	5,458	8,617,519
Global Equity, Class NAV	275,471	27,892	(47,246)	256,117	21,432	13,541	11,788	2,830,094
Global Income, Class NAV	839,153	106,494	(43,797)	901,850	253,855	62,088	(11,530)	9,027,516
Global Real Estate, Class NAV	266,969	37,028	(39,997)	264,000	88,508	—	40,511	2,257,202
Global Shareholder Yield, Class NAV	544,448	72,100	(92,607)	523,941	78,359	220,473	95,702	6,172,030

Semiannual report | Retirement Living Portfolios	77

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2010 (continued)
Global Short Duration Credit Fund,	—	128,252	(6,326)	121,926	$24,657	—	($415)	$1,219,259
Class NAV
Health Sciences, Class NAV	79,378	11,701	(30,377)	60,702	—	$197,410	211,356	1,159,416
High Yield, Class NAV	1,195,867	70,839	(118,819)	1,147,887	400,608	—	23,106	10,939,362
International Core, Class NAV	63,536	6,342	(14,266)	55,612	71,699	—	42,844	1,977,023
International Growth Opportunities,	—	52,132	—	52,132	4,914	6,814	—	732,978
Series NAV
International Growth Stock, Class NAV	137,602	12,344	(16,806)	133,140	29,192	—	9,152	1,798,727
International Small Cap, Class NAV	172,184	12,327	(23,277)	161,234	47,950	—	26,179	3,084,398
International Small Company, Class NAV	319,831	23,009	(47,112)	295,728	42,649	—	41,880	3,205,687
International Value Equity, Class NAV	122,048	15,373	(21,684)	115,737	16,968	46,720	7,421	1,078,670
International Value, Class NAV	231,984	55,164	—	287,148	74,932	—	—	5,079,654
Mid Cap Stock, Class NAV	157,428	30,000	(36,864)	150,564	48	394,951	15,270	3,422,310
Mid Value, Class NAV	218,595	58,916	(37,474)	240,037	20,957	125,580	5,357	4,008,625
Mutual Shares, Class NAV	96,591	7,984	(6,849)	97,726	20,989	86,804	2,950	1,343,735
Natural Resources, Class NAV	273,882	38,667	(59,413)	253,136	32,199	—	(5,673)	4,440,013
Real Estate Equity, Class NAV	205,052	29,248	(40,842)	193,458	31,220	—	8,139	2,021,640
Real Return Bond, Class NAV	487,023	43,966	(87,183)	443,806	50,969	—	(61,171)	5,112,642
Redwood, Class NAV	300,372	17,394	(13,541)	304,225	—	62,631	5,539	3,455,997
Short Duration Credit Opportunities,	1,539,664	107,707	(121,191)	1,526,180	290,433	191,213	5,249	15,521,248
Class NAV
Small Cap Growth, Class NAV	82,094	15,395	(20,890)	76,599	—	82,814	24,054	859,441
Small Company Value, Class NAV	25,303	9,167	(5,670)	28,800	1,915	5,503	8,838	1,085,756
Spectrum Income, Class NAV	1,415,712	110,408	(184,683)	1,341,437	253,148	365,220	47,213	14,769,226
Strategic Equity Allocation, Class NAV	6,080,526	698,552	(1,130,244)	5,648,834	1,109,642	1,139,172	1,637,236	74,225,673
Strategic Growth, Class NAV	174,379	18,001	(39,097)	153,283	9,026	83,967	115,421	2,475,523
Strategic Income Opportunities,	1,662,476	118,096	(162,275)	1,618,297	459,079	198,053	39,235	17,752,723
Class NAV
Total Return, Class NAV	2,616,725	218,965	(203,986)	2,631,704	353,945	497,619	(14,094)	36,422,790
U.S. Equity, Class NAV	606,742	133,041	(105,564)	634,219	154,853	827,469	183,009	8,162,394
U.S. High Yield Bond, Class NAV	890,837	73,169	(84,422)	879,584	383,973	211,093	(5,742)	11,029,982
					$6,730,981	$8,925,580	$3,227,852	$404,509,844

78	Retirement Living Portfolios | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America) Limited
Deborah C. Jackson
Hassell H. McClellan	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
Warren A. Thomson†
Custodian
Officers	State Street Bank and Trust Company
Andrew G. Arnott#
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3 13 14

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Retirement Living Portfolios | Semiannual report	79

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

jhinvestments.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LCSA 2/14
MF177869	4/14

John Hancock
Retirement Living II Portfolios

Semiannual report 2/28/14

John Hancock INVESTMENTS

Asset allocation*

Retirement Living through II 2050 Portfolio		Retirement Living through II 2045 Portfolio

Affiliated Investment Companies	63.7%	Affiliated Investments Companies	63.7%

Equity	63.7%	Equity	63.7%

Unaffiliated Investment Companies/	36.3%	Unaffiliated Investment Companies/	36.3%
Exchange Traded Funds		Exchange Traded Funds

Equity	31.4%	Equity	31.4%

Fixed Income	4.9%	Fixed Income	4.9%

Retirement Living through II 2040 Portfolio		Retirement Living through II 2035 Portfolio

Affiliated Investment Companies	63.7%	Affiliated Investment Companies	62.4%

Equity	63.7%	Equity	62.4%

Unaffiliated Investment Companies/	36.3%	Unaffiliated Investment Companies/	37.6%
Exchange Traded Funds		Exchange Traded Funds

Equity	31.4%	Equity	30.7%

Fixed Income	4.9%	Fixed Income	6.9%

Retirement Living through II 2030 Portfolio		Retirement Living through II 2025 Portfolio

Affiliated Investments Companies	57.8%	Affiliated Investment Companies	51.8%

Equity	57.8%	Equity	51.8%

Unaffiliated Investment Companies/	42.2%	Unaffiliated Investment Companies/	48.2%
Exchange Traded Funds		Exchange Traded Funds

Equity	28.5%	Equity	25.6%

Fixed Income	13.7%	Fixed Income	22.6%

Retirement Living through II 2020 Portfolio		Retirement Living through II 2015 Portfolio

Affiliated Investment Companies	43.9%	Affiliated Investments Companies	36.5%

Equity	43.9%	Equity	36.5%

Unaffiliated Investment Companies/	56.1%	Unaffiliated Investment Companies/	63.5%
Exchange Traded Funds		Exchange Traded Funds

Fixed Income	34.5%	Fixed Income	45.4%

Equity	21.6%	Equity	18.1%

Retirement Living through II 2010 Portfolio

Affiliated Investment Companies	30.5%

Equity	30.5%

Unaffiliated Investment Companies/	69.5%
Exchange Traded Funds

Fixed Income	54.4%

Equity	15.1%

*As a percentage of total investments on 2-28-14.

2	Retirement Living II Portfolios | Semiannual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living II Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which each portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2013 through February 28, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Semiannual report | Retirement Living II Portfolios	3

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[3]

Retirement Living through II 2050 Portfolio

Class R2	Actual[2]	$1,000.00	$1,052.70	$2.44	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual[2]	1,000.00	1,054.10	1.64	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R6	Actual[2]	1,000.00	1,054.50	0.87	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%

Class 1	Actual[2]	1,000.00	1,054.40	1.06	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Retirement Living through II 2045 Portfolio

Class R2	Actual[2]	$1,000.00	$1,052.70	$2.41	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual[2]	1,000.00	1,054.10	1.64	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R6	Actual[2]	1,000.00	1,054.50	0.87	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%

Class 1	Actual[2]	1,000.00	1,054.40	1.02	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%

Retirement Living through II 2040 Portfolio

Class R2	Actual[2]	$1,000.00	$1,052.70	$2.40	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.76%

Class R4	Actual[2]	1,000.00	1,054.10	1.64	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R6	Actual[2]	1,000.00	1,054.50	0.87	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%

Class 1	Actual[2]	1,000.00	1,054.40	1.03	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.33%

Retirement Living through II 2035 Portfolio

Class R2	Actual[2]	$1,000.00	$1,052.50	$2.44	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual[2]	1,000.00	1,052.90	1.64	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R6	Actual[2]	1,000.00	1,054.30	0.90	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.28%

Class 1	Actual[2]	1,000.00	1,054.20	1.06	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Retirement Living through II 2030 Portfolio

Class R2	Actual[2]	$1,000.00	$1,050.50	$2.53	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Class R4	Actual[2]	1,000.00	1,051.90	1.73	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Class R6	Actual[2]	1,000.00	1,052.30	0.96	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Class 1	Actual[2]	1,000.00	1,052.20	1.12	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%

4	Retirement Living II Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[3]

Retirement Living through II 2025 Portfolio

Class R2	Actual[2]	$1,000.00	$1,048.60	$2.57	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

Class R4	Actual[2]	1,000.00	1,048.90	1.78	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%

Class R6	Actual[2]	1,000.00	1,050.40	1.02	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%

Class 1	Actual[2]	1,000.00	1,049.30	1.21	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Retirement Living through II 2020 Portfolio

Class R2	Actual[2]	$1,000.00	$1,045.10	$2.69	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

Class R4	Actual[2]	1,000.00	1,045.50	1.90	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R6	Actual[2]	1,000.00	1,045.90	1.14	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%

Class 1	Actual[2]	1,000.00	1,045.80	1.30	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Retirement Living through II 2015 Portfolio

Class R2	Actual[2]	$1,000.00	$1,039.90	$2.80	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Class R4	Actual[2]	1,000.00	1,040.30	2.01	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

Class R6	Actual[2]	1,000.00	1,041.70	1.24	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class 1	Actual[2]	1,000.00	1,041.60	1.40	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%

Retirement Living through II 2010 Portfolio

Class R2	Actual[2]	$1,000.00	$1,037.70	$2.86	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%

Class R4	Actual[2]	1,000.00	1,038.10	2.07	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Class R6	Actual[2]	1,000.00	1,038.50	1.34	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%

Class 1	Actual[2]	1,000.00	1,038.40	1.50	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 The inception date for each of the Retirement Living through II Portfolios is 11-7-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (114) and divided by 365 (to reflect the period).

3 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through II	through II	through II	through II	through II	through II	through II	through II	through II
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
2-28-14	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%

Semiannual report | Retirement Living II Portfolios	5

Portfolios’ investments

Retirement Living through II 2050 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 63.9%

EQUITY 63.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	19,703	$258,895

UNAFFILIATED INVESTMENT COMPANIES 36.3%

EXCHANGE TRADED FUNDS 36.3%

Financial Select Sector SPDR Fund	271	5,881

iShares Barclays TIPS Bond Fund	5	564

iShares iBoxx Investment Grade Corporate Bond Fund	11	1,291

PowerShares Senior Loan Portfolio	189	4,700

SPDR Barclays Capital High Yield Bond ETF	164	6,811

Vanguard Consumer Staples ETF	95	10,287

Vanguard Dividend Appreciation ETF	487	36,509

Vanguard Energy ETF	45	5,638

Vanguard FTSE Emerging Markets ETF	538	20,923

Vanguard Health Care ETF	88	9,602

Vanguard Information Technology ETF	128	11,736

Vanguard Intermediate-Term Bond ETF	13	1,091

Vanguard Intermediate-Term Corporate Bond ETF	36	3,067

Vanguard Materials ETF	19	2,002

Vanguard Mid-Cap ETF	94	10,701

Vanguard MSCI EAFE ETF	128	5,358

Vanguard REIT ETF	61	4,316

Vanguard Small-Cap ETF	38	4,300

Vanguard Total Bond Market ETF	30	2,445

Total investments
(Cost $393,907) 100.2%		$406,117

Other assets and liabilities, net (0.2%)		(613)

TOTAL NET ASSETS 100.0%		$405,504

Percentages are based upon net assets.

Retirement Living through II 2045 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 63.8%

EQUITY 63.8%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	19,703	$258,895

UNAFFILIATED INVESTMENT COMPANIES	36.3%

EXCHANGE TRADED FUNDS 36.3%

Financial Select Sector SPDR Fund	271	5,881

iShares Barclays TIPS Bond Fund	5	564

iShares iBoxx Investment Grade Corporate Bond Fund	11	1,291

PowerShares Senior Loan Portfolio	189	4,700

SPDR Barclays Capital High Yield Bond ETF	164	6,811

Retirement Living through II 2045 Portfolio
(continued)

	Shares	Value

EXCHANGE TRADED FUNDS (continued)

Vanguard Consumer Staples ETF	95	$10,287

Vanguard Dividend Appreciation ETF	487	36,509

Vanguard Energy ETF	45	5,638

Vanguard FTSE Emerging Markets ETF	538	20,923

Vanguard Health Care ETF	88	9,602

Vanguard Information Technology ETF	128	11,736

Vanguard Intermediate-Term Bond ETF	13	1,091

Vanguard Intermediate-Term Corporate Bond ETF	36	3,067

Vanguard Materials ETF	19	2,002

Vanguard Mid-Cap ETF	94	10,701

Vanguard MSCI EAFE ETF	128	5,358

Vanguard REIT ETF	61	4,316

Vanguard Small-Cap ETF	38	4,300

Vanguard Total Bond Market ETF	30	2,445

Total investments
(Cost $393,907) 100.1%		$406,117

Other assets and liabilities, net (0.1%)		(603)

TOTAL NET ASSETS 100.0%		$405,514

Percentages are based upon net assets.

Retirement Living through II 2040 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 63.9%

EQUITY 63.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	19,703	$258,895

UNAFFILIATED INVESTMENT COMPANIES	36.3%

EXCHANGE TRADED FUNDS 36.3%

Financial Select Sector SPDR Fund	271	5,881

iShares Barclays TIPS Bond Fund	5	564

iShares iBoxx Investment Grade Corporate Bond Fund	11	1,291

PowerShares Senior Loan Portfolio	189	4,700

SPDR Barclays Capital High Yield Bond ETF	164	6,811

Vanguard Consumer Staples ETF	95	10,287

Vanguard Dividend Appreciation ETF	487	36,509

Vanguard Energy ETF	45	5,638

Vanguard FTSE Emerging Markets ETF	538	20,923

Vanguard Health Care ETF	88	9,602

Vanguard Information Technology ETF	128	11,736

Vanguard Intermediate-Term Bond ETF	13	1,091

Vanguard Intermediate-Term Corporate Bond ETF	36	3,067

Vanguard Materials ETF	19	2,002

Vanguard Mid-Cap ETF	94	10,701

Vanguard MSCI EAFE ETF	128	5,358

6	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

Retirement Living through II 2040 Portfolio
(continued)

	Shares	Value

EXCHANGE TRADED FUNDS (continued)

Vanguard REIT ETF	61	$4,316

Vanguard Small-Cap ETF	38	4,300

Vanguard Total Bond Market ETF	30	2,445

Total investments
(Cost $393,907) 100.2%		$406,117

Other assets and liabilities, net (0.2%)		(613)

TOTAL NET ASSETS 100.0%		$405,504

Percentages are based upon net assets.

Retirement Living through II 2035 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 62.5%

EQUITY 62.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	19,291	$253,481

UNAFFILIATED INVESTMENT COMPANIES	37.7%

EXCHANGE TRADED FUNDS 37.7%

Financial Select Sector SPDR Fund	266	5,772

iShares Barclays TIPS Bond Fund	8	902

iShares iBoxx Investment Grade Corporate Bond Fund	16	1,878

PowerShares Senior Loan Portfolio	265	6,591

SPDR Barclays Capital High Yield Bond ETF	229	9,510

Vanguard Consumer Staples ETF	94	10,178

Vanguard Dividend Appreciation ETF	485	36,361

Vanguard Energy ETF	44	5,513

Vanguard FTSE Emerging Markets ETF	521	20,263

Vanguard Health Care ETF	86	9,383

Vanguard Information Technology ETF	125	11,461

Vanguard Intermediate-Term Bond ETF	18	1,510

Vanguard Intermediate-Term Corporate Bond ETF	50	4,260

Vanguard Materials ETF	18	1,897

Vanguard Mid-Cap ETF	91	10,359

Vanguard MSCI EAFE ETF	119	4,981

Vanguard REIT ETF	60	4,245

Vanguard Small-Cap ETF	36	4,074

Vanguard Total Bond Market ETF	42	3,423

Total investments
(Cost $393,973) 100.2%		$406,042

Other assets and liabilities, net (0.2%)		(626)

TOTAL NET ASSETS 100.0%		$405,416

Percentages are based upon net assets.

Retirement Living through II 2030 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 57.9%

EQUITY 57.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	17,845	$234,487

UNAFFILIATED INVESTMENT COMPANIES	42.3%

EXCHANGE TRADED FUNDS 42.3%

Financial Select Sector SPDR Fund	241	5,230

iShares Barclays TIPS Bond Fund	16	1,803

iShares iBoxx Investment Grade Corporate Bond Fund	31	3,638

PowerShares Senior Loan Portfolio	530	13,181

SPDR Barclays Capital High Yield Bond ETF	458	19,021

Vanguard Consumer Staples ETF	93	10,070

Vanguard Dividend Appreciation ETF	497	37,261

Vanguard Energy ETF	39	4,886

Vanguard FTSE Emerging Markets ETF	423	16,450

Vanguard Health Care ETF	84	9,165

Vanguard Information Technology ETF	115	10,544

Vanguard Intermediate-Term Bond ETF	35	2,937

Vanguard Intermediate-Term Corporate Bond ETF	99	8,435

Vanguard Materials ETF	16	1,686

Vanguard Mid-Cap ETF	81	9,221

Vanguard MSCI EAFE ETF	97	4,060

Vanguard REIT ETF	62	4,387

Vanguard Small-Cap ETF	22	2,490

Vanguard Total Bond Market ETF	84	6,846

Total investments
(Cost $394,097) 100.2%		$405,798

Other assets and liabilities, net (0.2%)		(687)

TOTAL NET ASSETS 100.0%		$405,111

Percentages are based upon net assets.

Retirement Living through II 2025 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 51.9%

EQUITY 51.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	15,977	$209,941

UNAFFILIATED INVESTMENT COMPANIES	48.2%

EXCHANGE TRADED FUNDS 48.2%

Financial Select Sector SPDR Fund	209	4,535

iShares Barclays TIPS Bond Fund	25	2,818

iShares iBoxx Investment Grade Corporate Bond Fund	56	6,572

PowerShares Senior Loan Portfolio	798	19,846

SPDR Barclays Capital High Yield Bond ETF	707	29,362

Vanguard Consumer Staples ETF	92	9,962

Vanguard Dividend Appreciation ETF	495	37,109

Vanguard Energy ETF	35	4,385

Vanguard FTSE Emerging Markets ETF	308	11,978

	Semiannual report | Retirement Living II Portfolios	7
See notes to financial statements

Retirement Living through II 2025 Portfolio
(continued)

	Shares	Value

EXCHANGE TRADED FUNDS (continued)

Vanguard Health Care ETF	75	$8,183

Vanguard Information Technology ETF	104	9,536

Vanguard Intermediate-Term Bond ETF	64	5,370

Vanguard Intermediate-Term Corporate Bond ETF	179	15,251

Vanguard Materials ETF	14	1,475

Vanguard Mid-Cap ETF	65	7,400

Vanguard MSCI EAFE ETF	73	3,056

Vanguard REIT ETF	65	4,599

Vanguard Small-Cap ETF	11	1,245

Vanguard Total Bond Market ETF	152	12,388

Total investments
(Cost $393,892) 100.1%		$405,011

Other assets and liabilities, net (0.1%)		(525)

TOTAL NET ASSETS 100.0%		$404,486

Percentages are based upon net assets.

Retirement Living through II 2020 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G)	43.9%

EQUITY 43.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	13,487	$177,215

UNAFFILIATED INVESTMENT COMPANIES	56.2%

EXCHANGE TRADED FUNDS 56.2%

Financial Select Sector SPDR Fund	172	3,732

iShares Barclays TIPS Bond Fund	35	3,945

iShares iBoxx Investment Grade Corporate Bond Fund	96	11,267

PowerShares Senior Loan Portfolio	1,072	26,661

SPDR Barclays Capital High Yield Bond ETF	988	41,031

Vanguard Consumer Staples ETF	84	9,096

Vanguard Dividend Appreciation ETF	421	31,562

Vanguard Energy ETF	33	4,135

Vanguard FTSE Emerging Markets ETF	218	8,478

Vanguard Health Care ETF	65	7,092

Vanguard Information Technology ETF	90	8,252

Vanguard Intermediate-Term Bond ETF	109	9,146

Vanguard Intermediate-Term Corporate Bond ETF	306	26,071

Vanguard Materials ETF	14	1,475

Vanguard Mid-Cap ETF	42	4,781

Vanguard MSCI EAFE ETF	72	3,014

Vanguard REIT ETF	69	4,882

Vanguard Small-Cap ETF	8	905

Vanguard Total Bond Market ETF	260	21,190

Total investments
(Cost $393,672) 100.1%		$403,930

Other assets and liabilities, net (0.1%)		(331)

TOTAL NET ASSETS 100.0%		$403,599

Percentages are based upon net assets.

Retirement Living through II 2015 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 36.6%

EQUITY 36.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	11,191	$147,046

UNAFFILIATED INVESTMENT COMPANIES	63.5%

EXCHANGE TRADED FUNDS 63.5%

iShares Barclays TIPS Bond Fund	43	4,846

iShares iBoxx Investment Grade Corporate Bond Fund	135	15,844

PowerShares Senior Loan Portfolio	1,312	32,629

SPDR Barclays Capital High Yield Bond ETF	1,192	49,503

Vanguard Consumer Staples ETF	83	8,987

Vanguard Dividend Appreciation ETF	475	35,611

Vanguard Energy ETF	29	3,633

Vanguard FTSE Emerging Markets ETF	136	5,289

Vanguard Health Care ETF	62	6,765

Vanguard Intermediate-Term Bond ETF	154	12,922

Vanguard Intermediate-Term Corporate Bond ETF	434	36,977

Vanguard Materials ETF	12	1,265

Vanguard Mid-Cap ETF	31	3,529

Vanguard MSCI EAFE ETF	72	3,014

Vanguard REIT ETF	65	4,599

Vanguard Total Bond Market ETF	369	30,074

Total investments
(Cost $393,544) 100.1%		$402,533

Other assets and liabilities, net (0.1%)		(342)

TOTAL NET ASSETS 100.0%		$402,191

Percentages are based upon net assets.

Retirement Living through II 2010 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) 30.5%

EQUITY 30.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	9,339	$122,718

UNAFFILIATED INVESTMENT COMPANIES	69.6%

EXCHANGE TRADED FUNDS 69.6%

iShares Barclays TIPS Bond Fund	48	5,410

iShares iBoxx Investment Grade Corporate Bond Fund	171	20,069

PowerShares Senior Loan Portfolio	1,501	37,330

SPDR Barclays Capital High Yield Bond ETF	1,326	55,068

Vanguard Consumer Staples ETF	83	8,987

Vanguard Dividend Appreciation ETF	433	32,462

Vanguard Energy ETF	25	3,132

Vanguard FTSE Emerging Markets ETF	63	2,450

Vanguard Health Care ETF	58	6,328

Vanguard Intermediate-Term Bond ETF	194	16,279

Vanguard Intermediate-Term Corporate Bond ETF	547	46,604

Vanguard Materials ETF	10	1,054

8	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

Retirement Living through II 2010 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Mid-Cap ETF	19	$2,163

Vanguard REIT ETF	59	4,174

Vanguard Total Bond Market ETF	465	37,898

Total investments
(Cost $393,753) 100.1%		$402,126

Other assets and liabilities, net (0.1%)		(517)

TOTAL NET ASSETS 100.0%		$401,609

Percentages are based upon net assets.

Footnote Legend:

ETF Exchange Traded Funds

SPDR Standard & Poor’s Depositary Receipts

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

	Semiannual report | Retirement Living II Portfolios	9
See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statements of assets and liabilities 2-28-14 (Unaudited)

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living
	through II	through II	through II	through II
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in unaffiliated issuers, at value	$147,222	$147,222	$147,222	$152,561
Investments in affiliated funds, at value	258,895	258,895	258,895	253,481
Total investments, at value	406,117	406,117	406,117	406,042
Cash	29,439	29,440	30,440	30,429
Receivable due from advisor	3,651	3,651	3,651	3,651
Other assets	44,193	44,193	44,193	44,193
Total assets	483,400	483,401	484,401	484,315

Liabilities

Payable to affiliates
Accounting and legal services fees	5	5	5	5
Transfer agent fees	11	11	11	11
Trustees’ fees	4	4	4	4
Other liabilities and accrued expenses	77,876	77,867	78,877	78,879
Total liabilities	77,896	77,887	78,897	78,899

Net assets	$405,504	$405,514	$405,504	$405,416

Net assets consist of

Paid-in capital	$400,000	$400,000	$400,000	$400,000
Accumulated distributions in excess of net investment income	(10,013)	(10,003)	(10,013)	(9,971)
Accumulated undistributed net realized gain on investments	3,307	3,307	3,307	3,318
Net unrealized appreciation on investments	12,210	12,210	12,210	12,069
Net assets	$405,504	$405,514	$405,504	$405,416
Investments in unaffiliated issuers, at cost	$142,703	$142,703	$142,703	$148,027
Investments in affiliated funds, at cost	$251,204	$251,204	$251,204	$245,946

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2: Net assets	$101,329	$101,328	$101,329	$101,307
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.13	$10.13	$10.13	$10.13
Class R4: Net assets	$101,370	$101,370	$101,370	$101,348
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.14	$10.14	$10.14	$10.13
Class R6: Net assets	$101,407	$101,408	$101,407	$101,386
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.14	$10.14	$10.14	$10.14
Class 1: Net assets	$101,398	$101,408	$101,398	$101,375
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.14	$10.14	$10.14	$10.14

10	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of assets and liabilities 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$171,311	$195,070	$226,715	$255,487	$279,408
Investments in affiliated funds, at value	234,487	209,941	177,215	147,046	122,718
Total investments, at value	405,798	405,011	403,930	402,533	402,126
Cash	30,392	30,578	30,772	30,787	31,161
Receivable due from advisor	3,651	3,651	3,651	3,651	3,151
Other assets	44,193	44,193	44,193	44,193	44,193
Total assets	484,034	483,433	482,546	481,164	480,631

Liabilities

Payable for investments purchased	25	50	50	75	124
Payable to affiliates
Accounting and legal services fees	5	5	5	5	5
Transfer agent fees	11	11	11	11	11
Trustees’ fees	4	4	4	4	4
Other liabilities and accrued expenses	78,878	78,877	78,877	78,878	78,878
Total liabilities	78,923	78,947	78,947	78,973	79,022

Net assets	$405,111	$404,486	$403,599	$402,191	$401,609

Net assets consist of

Paid-in capital	$400,000	$400,000	$400,000	$400,000	$400,000
Accumulated distributions in excess of net
investment income	(9,751)	(9,572)	(9,292)	(9,131)	(8,868)
Accumulated undistributed net realized gain
on investments	3,161	2,939	2,633	2,333	2,104
Net unrealized appreciation on investments	11,701	11,119	10,258	8,989	8,373
Net assets	$405,111	$404,486	$403,599	$402,191	$401,609
Investments in unaffiliated issuers, at cost	$166,599	$190,229	$221,780	$250,931	$274,745
Investments in affiliated funds, at cost	$227,498	$203,663	$171,892	$142,613	$119,008

Net asset value per share

The portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class R2: Net assets	$101,231	$101,075	$100,853	$100,501	$100,356
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.12	$10.11	$10.09	$10.05	$10.04
Class R4: Net assets	$101,272	$101,115	$100,894	$100,542	$100,396
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.13	$10.11	$10.09	$10.05	$10.04
Class R6: Net assets	$101,309	$101,153	$100,931	$100,579	$100,433
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.13	$10.12	$10.09	$10.06	$10.04
Class 1: Net assets	$101,299	$101,143	$100,921	$100,569	$100,424
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.13	$10.11	$10.09	$10.06	$10.04

	Semiannual report | Retirement Living II Portfolios	11
See notes to financial statements

FINANCIAL STATEMENTS

Statements of operations For the period ended 2-28-14 (Unaudited)

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living
	through II	through II	through II	through II
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$3,957	$3,957	$3,957	$3,874
Dividends	1,423	1,423	1,423	1,475
Total investment income	5,380	5,380	5,380	5,349

Expenses

Investment management fees	270	270	270	276
Distribution and service fees	171	171	171	171
Transfer agent fees	20	20	20	20
Accounting and legal services fees	15	15	15	15
State registration fees	13,994	13,994	13,994	13,994
Professional fees	12,177	12,177	12,177	12,177
Printing and postage	27	27	27	27
Custodian fees	3,723	3,723	3,723	3,723
Trustees’ fees	7	7	7	7
Registration and filing fees	7,369	7,369	7,369	7,369
Other	3,334	3,334	3,334	3,335

Total expenses before reductions	41,107	41,107	41,107	41,114

Net expense reductions	(40,526)	(40,526)	(40,526)	(40,526)
Total expenses	581	581	581	588

Net investment income	4,799	4,799	4,799	4,761

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	146	146	146	168
Investments in affiliated underlying funds	156	156	156	200
Capital gain distributions received from unaffiliated
underlying funds	30	30	30	41
Capital gain distributions received from affiliated
underlying funds	4,063	4,063	4,063	3,977

	4,395	4,395	4,395	4,386
Change in net unrealized appreciation of
Investments in unaffiliated issuers	4,519	4,519	4,519	4,534
Investments in affiliated underlying funds	7,691	7,691	7,691	7,535

	12,210	12,210	12,210	12,069

Net realized and unrealized gain	16,605	16,605	16,605	16,455

Increase in net assets from operations	$21,404	$21,404	$21,404	$21,216

12	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of operations For the period ended 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$3,579	$3,201	$2,698	$2,590	$1,862
Dividends	1,690	1,970	2,317	2,236	2,842
Total investment income	5,269	5,171	5,015	4,826	4,704

Expenses

Investment management fees	301	334	377	415	448
Distribution and service fees	171	171	171	170	170
Transfer agent fees	20	20	20	20	20
Accounting and legal services fees	15	15	15	15	15
State registration fees	13,994	13,994	13,994	13,994	13,994
Professional fees	12,177	12,177	12,177	12,177	12,177
Printing and postage	27	27	27	27	27
Custodian fees	3,723	3,723	3,723	3,723	3,723
Trustees’ fees	7	7	7	7	7
Registration and filing fees	7,369	7,369	7,369	7,369	7,369
Other	3,335	3,333	3,334	3,336	2,833

Total expenses before reductions	41,139	41,170	41,214	41,253	40,783

Net expense reductions	(40,527)	(40,527)	(40,527)	(40,528)	(40,027)
Total expenses	612	643	687	725	756

Net investment income	4,657	4,528	4,328	4,101	3,948

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	158	162	139	82	79
Investments in affiliated underlying funds	236	236	240	248	225
Capital gain distributions received from unaffiliated
underlying funds	84	155	265	375	473
Capital gain distributions received from affiliated
underlying funds	3,675	3,286	2,769	2,296	1,911

	4,153	3,839	3,413	3,001	2,688
Change in net unrealized appreciation of
Investments in unaffiliated issuers	4,712	4,841	4,935	4,556	4,663
Investments in affiliated underlying funds	6,989	6,278	5,323	4,433	3,710

	11,701	11,119	10,258	8,989	8,373

Net realized and unrealized gain	15,854	14,958	13,671	11,990	11,061

Increase in net assets from operations	$20,511	$19,486	$17,999	$16,091	$15,009

	Semiannual report | Retirement Living II Portfolios	13
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last period. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio	2030 Portfolio
	Period ended 2-28-14[1]	Period ended 2-28-14[1]	Period ended 2-28-14[1]	Period ended 2-28-14[1]	Period ended 2-28-14[1]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$4,799	$4,799	$4,799	$4,761	$4,657
Net realized gain	4,395	4,395	4,395	4,386	4,153
Change in net unrealized appreciation	12,210	12,210	12,210	12,069	11,701
Increase in net assets resulting from
operations	21,404	21,404	21,404	21,216	20,511

Distributions to shareholders

From net investment income
Class R2	(3,657)	(3,657)	(3,657)	(3,637)	(3,556)
Class R4	(3,695)	(3,695)	(3,695)	(3,675)	(3,594)
Class R6	(3,734)	(3,734)	(3,734)	(3,714)	(3,633)
Class 1	(3,726)	(3,716)	(3,726)	(3,706)	(3,625)
From net realized gain
Class R2	(272)	(272)	(272)	(267)	(248)
Class R4	(272)	(272)	(272)	(267)	(248)
Class R6	(272)	(272)	(272)	(267)	(248)
Class 1	(272)	(272)	(272)	(267)	(248)

Total distributions	(15,900)	(15,890)	(15,900)	(15,800)	(15,400)
From portfolio share transactions	400,000	400,000	400,000	400,000	400,000

Total increase	405,504	405,514	405,504	405,416	405,111

Net assets

Beginning of period	—	—	—	—	—

End of period	$405,504	$405,514	$405,504	$405,416	$405,111

Accumulated distributions in excess of
net investment income	($10,013)	($10,003)	($10,013)	($9,971)	($9,751)

1Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.

14	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

Continued

	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living
	through II	through II	through II	through II
	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
	Period ended 2-28-14[1]	Period ended 2-28-14[1]	Period ended 2-28-14[1]	Period ended 2-28-14[1]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$4,528	$4,328	$4,101	$3,948
Net realized gain	3,839	3,413	3,001	2,688
Change in net unrealized appreciation	11,119	10,258	8,989	8,373

Increase in net assets resulting from operations	19,486	17,999	16,091	15,009

Distributions to shareholders

From net investment income
Class R2	(3,479)	(3,359)	(3,262)	(3,159)
Class R4	(3,517)	(3,397)	(3,300)	(3,196)
Class R6	(3,556)	(3,436)	(3,339)	(3,234)
Class 1	(3,548)	(3,428)	(3,331)	(3,227)
From net realized gain
Class R2	(225)	(195)	(167)	(146)
Class R4	(225)	(195)	(167)	(146)
Class R6	(225)	(195)	(167)	(146)
Class 1	(225)	(195)	(167)	(146)
Total distributions	(15,000)	(14,400)	(13,900)	(13,400)
From portfolio share transactions	400,000	400,000	400,000	400,000

Total increase	404,486	403,599	402,191	401,609

Net assets

Beginning of period	—	—	—	—

End of period	$404,486	$403,599	$402,191	$401,609

Accumulated distributions in excess of net investment income	($9,572)	($9,292)	($9,131)	($8,868)

1Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.

	Semiannual report | Retirement Living II Portfolios	15
See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the commencement of operations.

Retirement Living through II 2050 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.11	0.41	0.52	(0.36)	(0.03)	—	(0.39)	10.13	5.27[6]	36.59[7]	0.76[7]	3.53[7]	101	5

CLASS R4

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.41[6]	36.58[7]	0.51[7]	3.78[7]	101	5

CLASS R6

02-28-2014[5]	10.00	0.13	0.41	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.45[6]	36.35[7]	0.27[7]	4.01[7]	101	5

CLASS 1

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.44[6]	21.49[7]	0.33[7]	3.96[7]	101	5

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

Retirement Living through II 2045 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.11	0.41	0.52	(0.36)	(0.03)	—	(0.39)	10.13	5.27[6]	36.91[7]	0.76[7]	3.56[7]	101	5

CLASS R4

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.41[6]	36.91[7]	0.51[7]	3.81[7]	101	5

CLASS R6

02-28-2014[5]	10.00	0.13	0.41	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.45[6]	36.67[7]	0.27[7]	4.05[7]	101	5

CLASS 1

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.44[6]	21.67[7]	0.32[7]	4.00[7]	101	5

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

16	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2040 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.11	0.41	0.52	(0.36)	(0.03)	—	(0.39)	10.13	5.27[6]	36.59[7]	0.76[7]	3.53[7]	101	5

CLASS R4

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.41[6]	36.58[7]	0.51[7]	3.78[7]	101	5

CLASS R6

02-28-2014[5]	10.00	0.13	0.41	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.45[6]	36.35[7]	0.27[7]	4.01[7]	101	5

CLASS 1

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.44[6]	21.49[7]	0.33[7]	3.96[7]	101	5

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

Retirement Living through II 2035 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.11	0.41	0.52	(0.36)	(0.03)	—	(0.39)	10.13	5.25[6]	36.60[7]	0.76[7]	3.50[7]	101	6

CLASS R4

02-28-2014[5]	10.00	0.12	0.40	0.52	(0.36)	(0.03)	—	(0.39)	10.13	5.29[6]	36.59[7]	0.51[7]	3.75[7]	101	6

CLASS R6

02-28-2014[5]	10.00	0.13	0.41	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.43[6]	36.36[7]	0.28[7]	3.99[7]	101	6

CLASS 1

02-28-2014[5]	10.00	0.12	0.42	0.54	(0.37)	(0.03)	—	(0.40)	10.14	5.42[6]	21.50[7]	0.33[7]	3.93[7]	101	6

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

	Semiannual report | Retirement Living II Portfolios	17
See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2030 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)4	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.11	0.39	0.50	(0.36)	(0.02)	—	(0.38)	10.12	5.05[6]	36.97[7]	0.79[7]	3.45[7]	101	7

CLASS R4

02-28-2014[5]	10.00	0.12	0.39	0.51	(0.36)	(0.02)	—	(0.38)	10.13	5.19[6]	36.97[7]	0.54[7]	3.70[7]	101	7

CLASS R6

02-28-2014[5]	10.00	0.12	0.40	0.52	(0.37)	(0.02)	—	(0.39)	10.13	5.23[6]	36.73[7]	0.30[7]	3.94[7]	101	7

CLASS 1

02-28-2014[5]	10.00	0.12	0.40	0.52	(0.37)	(0.02)	—	(0.39)	10.13	5.22[6]	21.72[7]	0.35[7]	3.88[7]	101	7

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

Retirement Living through II 2025 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.10	0.38	0.48	(0.35)	(0.02)	—	(0.37)	10.11	4.86[6]	37.05[7]	0.81[7]	3.35[7]	101	7

CLASS R4

02-28-2014[5]	10.00	0.11	0.37	0.48	(0.35)	(0.02)	—	(0.37)	10.11	4.89[6]	37.05[7]	0.56[7]	3.60[7]	101	7

CLASS R6

02-28-2014[5]	10.00	0.12	0.38	0.50	(0.36)	(0.02)	—	(0.38)	10.12	5.04[6]	36.80[7]	0.32[7]	3.84[7]	101	7

CLASS 1

02-28-2014[5]	10.00	0.12	0.37	0.49	(0.36)	(0.02)	—	(0.38)	10.11	4.93[6]	21.78[7]	0.38[7]	3.79[7]	101	7

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

18	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2020 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.10	0.35	0.45	(0.34)	(0.02)	—	(0.36)	10.09	4.51[6]	37.16[7]	0.85[7]	3.20[7]	101	8

CLASS R4

02-28-2014[5]	10.00	0.11	0.34	0.45	(0.34)	(0.02)	—	(0.36)	10.09	4.55[6]	37.15[7]	0.60[7]	3.45[7]	101	8

CLASS R6

02-28-2014[5]	10.00	0.11	0.34	0.45	(0.34)	(0.02)	—	(0.36)	10.09	4.59[6]	36.91[7]	0.36[7]	3.69[7]	101	8

CLASS 1

02-28-2014[5]	10.00	0.11	0.34	0.45	(0.34)	(0.02)	—	(0.36)	10.09	4.58[6]	21.86[7]	0.41[7]	3.64[7]	101	8

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

Retirement Living through II 2015 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.09	0.30	0.39	(0.32)	(0.02)	—	(0.34)	10.05	3.99[6]	37.29[7]	0.88[7]	3.03[7]	101	8

CLASS R4

02-28-2014[5]	10.00	0.10	0.30	0.40	(0.33)	(0.02)	—	(0.35)	10.05	4.03[6]	37.28[7]	0.63[7]	3.28[7]	101	8

CLASS R6

02-28-2014[5]	10.00	0.11	0.32	0.43	(0.35)	(0.02)	—	(0.37)	10.06	4.17[6]	37.04[7]	0.39[7]	3.52[7]	101	8

CLASS 1

02-28-2014[5]	10.00	0.11	0.30	0.41	(0.33)	(0.02)	—	(0.35)	10.06	4.16[6]	21.95[7]	0.44[7]	3.46[7]	101	8

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

	Semiannual report | Retirement Living II Portfolios	19
See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2010 Portfolio
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	thousands)	(%)

CLASS R2

02-28-2014[5]	10.00	0.09	0.28	0.37	(0.32)	(0.01)	—	(0.33)	10.04	3.77[6]	36.63[7]	0.90[7]	2.88[7]	100	7

CLASS R4

02-28-2014[5]	10.00	0.10	0.27	0.37	(0.32)	(0.01)	—	(0.33)	10.04	3.81[6]	36.63[7]	0.65[7]	3.13[7]	100	7

CLASS R6

02-28-2014[5]	10.00	0.10	0.28	0.38	(0.33)	(0.01)	—	(0.34)	10.04	3.85[6]	36.39[7]	0.42[7]	3.36[7]	100	7

CLASS 1

02-28-2014[5]	10.00	0.10	0.28	0.38	(0.33)	(0.01)	—	(0.34)	10.04	3.84[6]	21.41[7]	0.47[7]	3.31[7]	100	7

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows 0.10%–0.65% for the period ended 2-28-14.
5 Period from 11-7-13 (commencement of operations) to 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.

20	Retirement Living II Portfolios | Semiannual report
See notes to financial statements

Notes to financial statements (Unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Living II Portfolios or the portfolios, and each individually the portfolio) are presented in this report. The Retirement Living II Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other affiliated funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R2 shares and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Retirement Living II Portfolios commenced operations on November 7, 2013.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

Semiannual report | Retirement Living II Portfolios	21

entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the period ended February 28, 2014, the portfolios had no borrowings under the line of credit.

The commitment fees for the period ended February 28, 2014 were as follows:

Portfolio	Amount

Retirement Living through II 2050	$110
Retirement Living through II 2045	110
Retirement Living through II 2040	110
Retirement Living through II 2035	110
Retirement Living through II 2030	110
Retirement Living through II 2025	110
Retirement Living through II 2020	110
Retirement Living through II 2015	110
Retirement Living through II 2010	110

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The costs of investments owned on February 28, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Living through II 2050	$393,907	$13,364	($1,154)	$12,210
Retirement Living through II 2045	393,907	13,364	(1,154)	12,210
Retirement Living through II 2040	393,907	13,364	(1,154)	12,210
Retirement Living through II 2035	393,973	13,188	(1,119)	12,069
Retirement Living through II 2030	394,097	12,628	(927)	11,701
Retirement Living through II 2025	393,892	11,828	(709)	11,119
Retirement Living through II 2020	393,672	10,787	(529)	10,258
Retirement Living through II 2015	393,544	9,367	(378)	8,989
Retirement Living through II 2010	393,753	8,633	(260)	8,373

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

22	Retirement Living II Portfolios | Semiannual report

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT, and JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolio and all similar funds of JHF II and JHVIT portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the portfolios of in an amount equal to the amount by which the expenses of each portfolio does not exceed 0.05% of the average net assets of the portfolios. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, and printing and postage. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the Trust and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payments to Class R2, Class R4, and Class R6 shares, of the portfolios in an amount equal to the amount by which the expenses of the share class exceed 0.50%, 0.25%, and 0.00%, respectively, of the average net assets. Expenses means all expenses attributable to Class R2, Class R4 and Class R6 shares, excluding all fund level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, short dividend and acquired fund fees and expenses. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2014, unless renewed by mutual agreement of the Trust and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fee for each Retirement Living II Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

Semiannual report | Retirement Living II Portfolios	23

For the period ended February 28, 2014, the expense reductions of these plans amounted to the following and are reflected as a reduction of total expenses in the Statement of operations:

Expense Reimbursement by Class

Portfolio	Class R2	Class R4	Class R6	Class 1	Total

Retirement Living through II 2050	$11,242	$11,290	$11,322	$6,641	$40,495
Retirement Living through II 2045	11,242	11,290	11,322	6,641	40,495
Retirement Living through II 2040	11,242	11,290	11,322	6,641	40,495
Retirement Living through II 2035	11,242	11,290	11,322	6,641	40,495
Retirement Living through II 2030	11,242	11,290	11,322	6,642	40,496
Retirement Living through II 2025	11,242	11,290	11,322	6,642	40,496
Retirement Living through II 2020	11,242	11,290	11,322	6,642	40,496
Retirement Living through II 2015	11,243	11,290	11,322	6,642	40,497
Retirement Living through II 2010	11,117	11,165	11,197	6,517	39,996

The investment management fees incurred for the period ended February 28, 2014, including the impact of waivers and reimbursements, were equivalent to a net annual effective rate of 0.00% for each of the portfolio’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the period ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

					Amount recovered
	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	during the
	recovery through	recovery through	recovery through	recovery through	period ended
Portfolio	August 1, 2014	August 1, 2015	August 1, 2016	February 1, 2017	February 28, 2014

Retirement Living through II 2050	—	—	—	$40,495	—
Retirement Living through II 2045	—	—	—	40,495	—
Retirement Living through II 2040	—	—	—	40,495	—
Retirement Living through II 2035	—	—	—	40,495	—
Retirement Living through II 2030	—	—	—	40,496	—
Retirement Living through II 2025	—	—	—	40,496	—
Retirement Living through II 2020	—	—	—	40,496	—
Retirement Living through II 2015	—	—	—	40,497	—
Retirement Living through II 2010	—	—	—	39,996	—

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended February 28, 2014 amounted to an annual rate of 0.01% of each of the portfolio’s average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolio may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	12b-1 Fee	Service Fee

R2	0.25%	0.25%
R4	0.25%	0.10%
1	0.05%	—

The portfolios’ Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2014, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the period ended February 28, 2014.

24	Retirement Living II Portfolios | Semiannual report

Class R4 Rule 12b-1
Portfolio	Reimbursement

Retirement Living through II 2050	$31
Retirement Living through II 2045	31
Retirement Living through II 2040	31
Retirement Living through II 2035	31
Retirement Living through II 2030	31
Retirement Living through II 2025	31
Retirement Living through II 2020	31
Retirement Living through II 2015	31
Retirement Living through II 2010	31

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended February 28, 2014 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through II 2050	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2045	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2040	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2035	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2030	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2025	Class R2	$78	$7	$4,665	$9
	Class R4	78	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	15	—	—	—
	Total	$171	$20	$13,994	$27

Semiannual report | Retirement Living II Portfolios	25

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through II 2020	Class R2	$77	$7	$4,665	$9
	Class R4	77	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	17	—	—	—
	Total	$171	$20	$13,994	$27

Retirement Living through II 2015	Class R2	$77	$7	$4,665	$9
	Class R4	77	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	16	—	—	—
	Total	$170	$20	$13,994	$27

Retirement Living through II 2010	Class R2	$77	$7	$4,665	$9
	Class R4	77	7	4,665	9
	Class R6	—	6	4,664	9
	Class 1	16	—	—	—
	Total	$170	$20	$13,994	$27

Trustee expenses. The Trust compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in portfolios shares for the period ended February 28, 2014 were as follows:

Retirement Living through II 2050 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Retirement Living through II 2045 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

26	Retirement Living II Portfolios | Semiannual report

Retirement Living through II 2040 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Retirement Living through II 2035 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Retirement Living through II 2030 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Semiannual report | Retirement Living II Portfolios	27

Retirement Living through II 2025 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Retirement Living through II 2020 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Retirement Living through II 2015 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

28	Retirement Living II Portfolios | Semiannual report

Retirement Living through II 2010 Portfolio

		Period ended 2-28-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Total net increase	40,000	$400,000

1Period from 11-7-13 (commencement of operations) to 2-28-14.

Affiliates of the Trust owned 100% of shares of beneficial interest of Class R2, Class R4, Class R6, and Class 1 in each portfolio on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to the following for the period ended February 28, 2014:

Portfolio	Purchases	Sales

Retirement Living through II 2050	$412,682	$19,077
Retirement Living through II 2045	412,682	19,077
Retirement Living through II 2040	412,682	19,077
Retirement Living through II 2035	417,257	23,652
Retirement Living through II 2030	421,302	27,599
Retirement Living through II 2025	422,257	28,763
Retirement Living through II 2020	423,499	30,205
Retirement Living through II 2015	424,882	31,668
Retirement Living through II 2010	423,140	29,691

Semiannual report | Retirement Living II Portfolios	29

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the period ended February 28, 2014, the portfolios did not hold 5% or more of an underlying funds’ net assets:

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living though II 2050
Strategic Equity Allocation	—	20,765	(1,062)	19,703	$3,957	$4,063	$156	$258,895

Retirement Living though II 2045
Strategic Equity Allocation	—	20,765	(1,062)	19,703	3,957	4,063	156	258,895

Retirement Living though II 2040
Strategic Equity Allocation	—	20,765	(1,062)	19,703	3,957	4,063	156	258,895

Retirement Living though II 2035
Strategic Equity Allocation	—	20,576	(1,285)	19,291	3,874	3,977	200	253,481

Retirement Living though II 2030
Strategic Equity Allocation	—	19,299	(1,454)	17,845	3,579	3,675	236	234,487

Retirement Living though II 2025
Strategic Equity Allocation	—	17,406	(1,429)	15,977	3,201	3,286	236	209,941

Retirement Living though II 2020
Strategic Equity Allocation	—	14,902	(1,415)	13,487	2,698	2,769	240	177,215

Retirement Living though II 2015
Strategic Equity Allocation	—	12,615	(1,424)	11,191	2,236	2,296	248	147,046

Retirement Living though II 2010
Strategic Equity Allocation	—	10,624	(1,285)	9,339	1,862	1,911	225	122,718

30	Retirement Living II Portfolios | Semiannual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on September 25–26, 2013, the Board of Trustees (the Board) of John Hancock Funds II, (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

Retirement Living through II Portfolios (2010 – 2050) (the New Portfolios)

This section describes the evaluation by the Board of:

(a) an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the New Portfolios (the Advisory Agreement);

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) to add the New Portfolios (the JHAM US Subadvisory Agreement); and

(c) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM NA and, together with JHAM US, the Subadvisors) to add the New Portfolios (the JHAM NA Subadvisory Agreement and, together with the JHAM US Subadvisory Agreement, the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolios, the Board received in advance of the meeting a variety of materials relating to the New Portfolios, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar mutual funds; and including with respect to the Subadvisors, performance information for comparatively managed funds and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the New Portfolios and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at its prior meetings with respect to the services provided by the Advisor and the Subadvisors to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the other Funds that it manages. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the New Portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Portfolios, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Portfolios, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Portfolios, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

Semiannual report | Retirement Living II Portfolios	31

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring the investment performance and compliance programs of the Funds’ subadvisors, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Portfolios; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolios.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Portfolios’ contractual and net management fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolios. In comparing the New Portfolios’ contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Portfolios would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Portfolios. The Board also noted management’s discussion of the New Portfolios’ anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each New Portfolio and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the New Portfolios, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a New Portfolios and those of their underlying portfolios.

The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios are reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the New Portfolios, the Board:

(a) considered the financial condition of the Advisor;

(b) considered an analysis presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Portfolios;

(c) considered that the Advisor will also provide administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement;

(d) noted that the Subadvisors are affiliates of the Advisor;

(e) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Portfolios, and that the Trust’s distributor will receive Rule 12b-1 payments to support distribution of the New Portfolios;

(f) oted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Portfolios;

(g) noted that the subadvisory fees for the New Portfolios will be paid by Advisor; and

32	Retirement Living II Portfolios | Semiannual report

(h) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolios and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the New Portfolios is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Portfolios grow and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which the New Portfolios may invest and for each of the other John Hancock open-end funds (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.0150% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, including the New Portfolios, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust and the John Hancock closed-end funds.);

(b) considered that the Advisor has agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the New Portfolios to reduce operating expenses;

(c) reviewed the Trust’s and the New Portfolios’ advisory fee structure and subadvisory fee structure and concluded that: (i) the New Portfolios’ fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the New Portfolios grow; and

(d) the Board also considered the potential effect of the New Portfolios’ future growth in size on their performance and fees. The Board also noted that if the New Portfolios’ assets increase over time, the New Portfolios may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(b) the comparative performance of the New Portfolios’ benchmarks and comparable funds managed by the New Portfolios’ portfolio managers; and

(c) the proposed subadvisory fee for the New Portfolios.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, as well as took into account information presented throughout the year. The Board considered the Subadvisors’ current level of staffing and their overall resources, as well as their compensation programs. The Board reviewed the Subadvisors’ history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisors’ investment and compliance personnel who will provide services to the New Portfolios. The Board also considered, among other things, the Subadvisors’ compliance programs and any disciplinary history. The Board also considered the Subadvisors’ risk assessment and monitoring processes. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of each Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered the Subadvisors’ investment processes and philosophies. The Board took into account that each Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Portfolios that is consistent with the New Portfolios’ investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered information regarding each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisory Compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship to the New Portfolios, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the New Portoflios. The Board also received information and took into account any other potential con-

Semiannual report | Retirement Living II Portfolios	33

flicts of interests the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the New Portfolios, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the New Portfolios will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board considered the New Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Portfolio, as applicable.

Subadvisor Performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with each Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the New Portfolios; and

(2) The proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the New Portfolios and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the New Portfolios, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Portfolios and those of their underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the New Portfolios and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

34	Retirement Living II Portfolios | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America) Limited
Deborah C. Jackson
Hassell H. McClellan	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
Warren A. Thomson†
Custodian
Officers	State Street Bank and Trust Company
Andrew G. Arnott#
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3 13 14

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 1-800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Retirement Living II Portfolios	35

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF177827	RL2SA 2/14
4/14

John Hancock
Retirement Choices Portfolios

Semiannual report 2/28/14

John Hancock
INVESTMENTS

Management’s discussion of

Portfolio performance

From the Portfolio Management Team of John Hancock Asset Management

John Hancock

Retirement Choices Portfolios

Market review

During the six months ended February 28, 2014, global stocks contended with uncertainty about the vigor and durability of the global economic recovery. However, investors were heartened by the accommodative policies of key central banks, including the U.S. Federal Reserve (Fed), the European Central Bank, and the Bank of Japan. U.S. stocks climbed for the six-month period, with the broadly based S&P 500 Index up 15.07%, but returns varied across market caps and investment disciplines. Neither the U.S. government’s temporary shutdown in October nor news in December of the Fed’s planned tapering of its bond buying did much to impede the market through year end. However, conditions shifted in January, as investors worried about financial turmoil in emerging markets, some disappointing corporate earnings reports, fears around future Fed tapering, and sluggish economic growth in Europe and China.

Although emerging-market stocks performed well in the first two months of the period, disappointing economic growth, outflows of investment capital, and currency weakness hampered these stocks thereafter. Fortunately, worries about emerging markets eased a bit in February, and reassuring comments from new Fed Chair Janet Yellen helped most equity markets end the period on a positive note.

Bond markets around the world struggled under the pressure of rising interest rates for much of the period. In the United States, intermediate-term bonds, as represented by the broadly based Barclays U.S. Aggregate Bond Index, produced a semiannual gain of 2.84%. However, early in the new year, jitters around tightening credit conditions in China and a looming currency crisis in Argentina sent U.S. bond yields lower, with a corresponding increase in bond prices. Meanwhile, credit-oriented fixed-income instruments, such as high-yield bonds, bank loans, and multi-sector bonds, did better than the interest-rate-sensitive sectors of the bond market, benefiting from investors’ ongoing appetite for higher-yielding alternatives.

Outlook

We expect the U.S. economy to continue to improve, bolstered by an ongoing recovery in housing, job creation, and a still-buoyant U.S. equity market. Moreover, further action by the Fed to downsize its stimulative bond-buying program could have a significant impact on the financial markets. Equities sold off when the Fed first raised the likelihood of tapering back in May 2013, but had the opposite reaction when the decision to taper was announced in December. Going forward, we believe the stock market could interpret further tapering as an affirmation of stronger, more sustainable economic growth. While current equity valuations are not cheap, we look for rising top-line revenues to support earnings growth and thereby bring downward pressure on price-to-earnings ratios, making valuations more attractive.

For the
Market index	six months ended
total returns	February 28, 2014

U.S. Stocks

S&P 500 Index	15.07%
Russell Midcap Index	17.66%
Russell 2000 Index	17.75%
FTSE NAREIT All Equity REIT Index	11.66%

International Stocks

MSCI EAFE Index	15.12%
MSCI Emerging Markets Index	4.88%
MSCI EAFE Small Cap Index	20.00%

Fixed Income

Barclays U.S. Aggregate Bond Index	2.84%
Bank of America Merrill Lynch U.S.
High Yield Master II Index	7.41%
JPMorgan Global Government Bonds
Unhedged Index	3.48%

2 Retirement Choices Portfolios | Semiannual report

We believe there will be positive growth in the eurozone in 2014, albeit still weak. Elsewhere, we are optimistic about the direction taken by Japan’s government, and we will continue to monitor its implementation of aggressive growth initiatives aimed at ending the deflationary spiral that has plagued Japan’s economy for more than 20 years. Emerging markets will likely offer divergent opportunities, depending in part on each nation’s economic growth and the health of its current account, which is a gauge of a nation’s global trade activity.

On the fixed-income side, we believe interest rates have stabilized for the moment, but we expect continued Fed tapering to lead to higher rates, which would be a headwind for U.S. Treasuries and other rate-sensitive sectors. On the other hand, non-investment-grade credit and emerging-market bonds offer the potential for better returns in our view.

Retirement Choices at 2050 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2050 Portfolio’s Class 1 shares returned 12.10%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 12.83%.1 The Morningstar, Inc. target-date 2046–2050 fund category returned an average 12.90%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds also helped, as did an underweight to intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF, Vanguard Energy ETF, and SPDR Barclays Capital Short-Term Corporate Bond ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 83% of the portfolio’s total equity allocation.

Semiannual report | Retirement Choices Portfolios 3

Retirement Choices at 2045 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2045 Portfolio’s Class 1 shares returned 12.12%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 12.83%.1 The Morningstar, Inc. target-date 2041–2045 fund category returned an average 13.25%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds also helped, as did an underweight to intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its top positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF, Vanguard Energy ETF, and SPDR Barclays Capital Short-Term Corporate Bond ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 83% of the portfolio’s total equity allocation.

Retirement Choices at 2040 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2040 Portfolio’s Class 1 shares returned 12.02%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path, returned 12.70%.1 The Morningstar, Inc. target-date 2036–2040 fund category returned an average 12.46%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds also helped, as did an underweight to intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF and Vanguard Energy ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 84% of the portfolio’s total equity allocation.

Retirement Choices at 2035 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2035 Portfolio’s Class 1 shares returned 11.45%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 12.18%.1 The Morningstar, Inc. target-date 2031–2035 fund category returned an average 12.43%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds also helped, as did an underweight to intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

4 Retirement Choices Portfolios | Semiannual report

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF and Vanguard Energy ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 84% of the portfolio’s total equity allocation.

Retirement Choices at 2030 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2030 Portfolio’s Class 1 shares returned 10.62%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 11.18%.1 The Morningstar, Inc. target-date 2026–2030 fund category returned an average 11.12%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds also helped, as did the portfolio’s exposure to intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF, Vanguard Energy ETF, and SPDR Barclays Capital Short-Term Corporate Bond ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 83% of the portfolio’s total equity allocation.

Retirement Choices at 2025 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2025 Portfolio’s Class 1 shares returned 8.93%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 9.43%.1 The Morningstar, Inc. target-date 2021–2025 fund category returned an average 10.55%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, health care, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds and intermediate-term credit also helped. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Short-Term Corporate Bond Index ETF. Detractors from performance included Vanguard Dividend Appreciation ETF, Vanguard Energy ETF, and Vanguard FTSE Emerging Markets Index ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 82% of the portfolio’s total equity allocation.

Semiannual report | Retirement Choices Portfolios 5

Retirement Choices at 2020 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2020 Portfolio’s Class 1 shares returned 6.78%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 7.10%.1 The Morningstar, Inc. target-date 2016–2020 fund category returned an average 8.98%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to global natural resources, healthcare, and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds and intermediate-term credit also helped, as did positions in short-term and intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Materials ETF and Vanguard Intermediate-Term Corporate Bond Index ETF. Detractors from performance included Vanguard Dividend Appreciation ETF, Vanguard Energy ETF, and SPDR Barclays Capital Short-Term Corporate Bond Index ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 81% of the portfolio’s total equity allocation.

Retirement Choices at 2015 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2015 Portfolio’s Class 1 shares returned 4.38%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 4.47%.1 The Morningstar, Inc. target-date 2011–2015 fund category returned an average 8.05%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and by its exposure to healthcare and U.S. real estate stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds and intermediate-term credit also helped, as did positions in short-term intermediate-term bonds. The portfolio was negatively impacted by its allocations to emerging-market stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were Vanguard Intermediate-Term Corporate Bond Index ETF and iShares iBoxx Investment Grade Corporate Bond Fund. Detractors from performance included Vanguard Dividend Appreciation ETF and SPDR Barclays Capital Short-Term Corporate Bond ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 78% of the portfolio’s total equity allocation.

6 Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2010 Portfolio

For the six months ended February 28, 2014, John Hancock Retirement Choices at 2010 Portfolio’s Class 1 shares returned 3.31%. By comparison, the S&P 500 Index returned 15.07% and the Barclays U.S. Aggregate Bond Index returned 2.84%. A composite index that blends these two indexes and rolls down its equity weighting to match the portfolio’s glide path returned 3.80%.1 The Morningstar, Inc. target-date 2000–2010 fund category returned an average 7.17%.2

The portfolio’s absolute performance was supported by the strong returns of developed-world equities, including those in the United States, and particularly by its exposure to healthcare stocks. Allocations to credit-sensitive bond sectors such as high-yield bonds and intermediate-term credit also helped, as did a position in short-term bonds. The portfolio was negatively impacted by its allocations to emerging markets stocks, as well as a large passive equity position.

A diverse range of underlying investments affected the portfolio’s overall performance. Among its positive contributors were iShares iBoxx Investment Grade Corporate Bond Fund and Vanguard Capital Short-Term Bond ETF. Detractors from performance included Vanguard Dividend Appreciation ETF and SPDR Barclays Capital Short-Term Corporate Bond ETF. Relative results also were negatively impacted by the portfolio’s position in John Hancock Strategic Equity Allocation Fund, a global equity strategy implemented with a passive index replication, which comprises roughly 72% of the portfolio’s total equity allocation.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

The portfolios’ performance depends on the advisor’s and subadvisors’ skills in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive results. They employ certain techniques that are intended to reduce risk and volatility in the fund and provide protection against a decline in the fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the portfolios’ objectives will be achieved. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

1 The S&P 500 Index comprises 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios’ primary benchmarks. A custom benchmark is also shown to reflect the portfolio’s asset allocation under normal conditions. This blended benchmark adjusts over time to match each portfolio’s glide path.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Semiannual report | Retirement Choices Portfolios 7

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1-year	14.70%	14.89%	15.33%	15.56%	15.51%	25.37%	0.15%	20.53%

Since inception	7.89%	6.50%	8.68%	8.20%	8.83%	14.13%	3.61%	12.32%

Cumulative returns

6-months	11.74%	11.82%	12.04%	12.15%	12.10%	15.07%	2.84%	12.83%

1-year	14.70%	14.89%	15.33%	15.56%	15.51%	25.37%	0.15%	20.53%

Since inception	24.07%	19.57%	26.66%	25.08%	27.14%	45.51%	10.58%	39.05%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for all classes. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.39	1.14	0.89	0.64	0.69
Gross (%)	15.39	15.14	20.31	14.76	0.72

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectus.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

8 Retirement Choices Portfolios | Semiannual report

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	14.74%	15.02%	15.26%	15.59%	15.54%	25.37%	0.15%	20.53%

Since inception	8.85%	7.24%	10.09%	7.91%	10.20%	14.37%	4.10%	12.64%

Cumulative returns

6-months	11.72%	11.90%	11.95%	12.17%	12.12%	15.07%	2.84%	12.83%

1-year	14.74%	15.02%	15.26%	15.59%	15.54%	25.37%	0.15%	20.53%

Since inception	38.42%	30.75%	44.60%	33.91%	45.15%	67.34%	16.65%	57.87%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for all classes. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.39	1.14	0.89	0.64	0.69
Gross (%)	15.38	15.15	20.32	14.74	0.70

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectus.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

Semiannual report | Retirement Choices Portfolios 9

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	14.66%	14.94%	15.16%	15.51%	15.44%	25.37%	0.15%	20.25%

Since inception	8.81%	7.80%	10.07%	7.98%	10.18%	14.37%	4.10%	12.54%

Cumulative returns

6-months	11.63%	11.81%	11.86%	12.08%	12.02%	15.07%	2.84%	12.70%

1-year	14.66%	14.94%	15.16%	15.51%	15.44%	25.37%	0.15%	20.25%

Since inception	38.26%	33.37%	44.46%	34.26%	45.02%	67.34%	16.65%	57.31%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. For Class 1 shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.39	1.14	0.89	0.64	0.69
Gross (%)	15.40	15.15	20.14	13.75	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectus.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

10 Retirement Choices Portfolios | Semiannual report

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	13.87%	14.07%	14.39%	14.72%	14.58%	25.37%	0.15%	19.17%

Since inception	8.64%	7.63%	9.78%	8.55%	9.86%	14.37%	4.10%	12.12%

Cumulative returns

6-months	11.14%	11.24%	11.37%	11.59%	11.45%	15.07%	2.84%	12.18%

1-year	13.87%	14.07%	14.39%	14.72%	14.58%	25.37%	0.15%	19.17%

Since inception	37.41%	32.58%	43.01%	36.98%	43.45%	67.34%	16.65%	55.08%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.38	1.13	0.88	0.63	0.68
Gross (%)	15.42	15.18	20.37	13.80	0.68

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

Semiannual report | Retirement Choices Portfolios 11

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	12.20%	12.49%	12.81%	13.05%	12.98%	25.37%	0.15%	17.07%

Since inception	8.09%	7.40%	9.19%	8.14%	9.30%	14.37%	4.10%	11.33%

Cumulative returns

6-months	10.23%	10.32%	10.46%	10.58%	10.62%	15.07%	2.84%	11.18%

1-year	12.20%	12.49%	12.81%	13.05%	12.98%	25.37%	0.15%	17.07%

Since inception	34.75%	31.51%	40.12%	35.01%	40.64%	67.34%	16.65%	50.91%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.38	1.13	0.88	0.63	0.68
Gross (%)	15.52	15.27	20.27	12.30	0.68

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

12 Retirement Choices Portfolios | Semiannual report

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	9.48%	9.84%	10.00%	10.30%	10.25%	25.37%	0.15%	13.44%

Since inception	7.14%	6.49%	8.21%	7.46%	8.31%	14.37%	4.10%	9.90%

Cumulative returns

6-months	8.55%	8.72%	8.78%	8.98%	8.93%	15.07%	2.84%	9.43%

1-year	9.48%	9.84%	10.00%	10.30%	10.25%	25.37%	0.15%	13.44%

Since inception	30.28%	27.26%	35.33%	31.78%	35.80%	67.34%	16.65%	43.64%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. For Class 1 shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.38	1.13	0.88	0.63	0.68
Gross (%)	15.70	15.46	20.64	11.24	0.68

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and the chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

Semiannual report | Retirement Choices Portfolios 13

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	5.94%	6.20%	6.55%	6.73%	6.59%	25.37%	0.15%	8.67%

Since inception	5.67%	5.03%	6.75%	5.83%	6.81%	14.37%	4.10%	7.94%

Cumulative returns

6-months	6.40%	6.57%	6.74%	6.83%	6.78%	15.07%	2.84%	7.10%

1-year	5.94%	6.20%	6.55%	6.73%	6.59%	25.37%	0.15%	8.67%

Since inception	23.56%	20.71%	28.45%	24.28%	28.77%	67.34%	16.65%	34.05%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4, and Class R6 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.39	1.14	0.89	0.64	0.69
Gross (%)	15.96	15.71	20.89	12.32	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

14 Retirement Choices Portfolios | Semiannual report

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	2.16%	2.41%	2.67%	3.02%	2.88%	25.37%	0.15%	3.38%

Since inception	3.93%	3.43%	5.03%	3.83%	5.14%	14.37%	4.10%	5.61%

Cumulative returns

6-months	4.02%	4.09%	4.26%	4.43%	4.38%	15.07%	2.84%	4.47%

1-year	2.16%	2.41%	2.67%	3.02%	2.88%	25.37%	0.15%	3.38%

Since inception	15.92%	13.82%	20.71%	15.51%	21.20%	67.34%	16.65%	23.29%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for Class R1, Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class 1 shares, the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.42	1.17	0.92	0.67	0.72
Gross (%)	16.30	16.06	21.45	12.36	0.72

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectus.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

Semiannual report | Retirement Choices Portfolios 15

Performance chart

Total returns for period ending 2-28-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	1.19%	1.54%	2.67%	1.95%	1.90%	25.37%	0.15%	2.02%

Since inception	3.41%	2.50%	5.03%	3.10%	4.64%	14.37%	4.10%	4.98%

Cumulative returns

6-months	2.96%	3.13%	4.26%	3.36%	3.31%	15.07%	2.84%	3.80%

1-year	1.19%	1.54%	2.67%	1.95%	1.90%	25.37%	0.15%	2.02%

Since inception	13.73%	9.93%	20.71%	12.40%	19.02%	67.34%	16.65%	20.47%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 12-31-14 for all classes. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Net (%)	1.42	1.17	0.92	0.67	0.72
Gross (%)	16.42	16.18	21.39	15.09	0.73

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6, and Class R4 shares, as applicable.

16 Retirement Choices Portfolios | Semiannual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which each portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2013 through February 28, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Semiannual report | Retirement Choices Portfolios 17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Choices at 2050 Portfolio

Class R1	Actual	$1,000.00	$1,117.40	$5.20	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Class R2	Actual	1,000.00	1,118.20	3.94	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,120.40	2.58	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Class R6	Actual	1,000.00	1,121.50	1.32	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,121.00	1.53	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%

Retirement Choices at 2045 Portfolio

Class R1	Actual	$1,000.00	$1,117.20	$5.25	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual	1,000.00	1,119.00	3.94	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,119.50	2.58	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Class R6	Actual	1,000.00	1,121.70	1.32	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,121.20	1.58	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Retirement Choices at 2040 Portfolio

Class R1	Actual	$1,000.00	$1,116.30	$5.25	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual	1,000.00	1,118.10	3.94	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,118.60	2.63	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class R6	Actual	1,000.00	1,120.80	1.31	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,120.20	1.58	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

Retirement Choices at 2035 Portfolio

Class R1	Actual	$1,000.00	$1,111.40	$5.24	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R2	Actual	1,000.00	1,112.40	3.93	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R4	Actual	1,000.00	1,113.70	2.62	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Class R6	Actual	1,000.00	1,115.90	1.31	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

Class 1	Actual	1,000.00	1,114.50	1.57	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%

18 Retirement Choices Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Choices at 2030 Portfolio

Class R1	Actual	$1,000.00	$1,102.30	$5.32	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

Class R2	Actual	1,000.00	1,103.20	4.02	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Class R4	Actual	1,000.00	1,104.60	2.71	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

Class R6	Actual	1,000.00	1,105.80	1.41	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%

Class 1	Actual	1,000.00	1,106.20	1.67	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%

Retirement Choices at 2025 Portfolio

Class R1	Actual	$1,000.00	$1,085.50	$5.53	1.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

Class R2	Actual	1,000.00	1,087.20	4.24	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

Class R4	Actual	1,000.00	1,087.80	2.95	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%

Class R6	Actual	1,000.00	1,089.80	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%

Class 1	Actual	1,000.00	1,089.30	1.97	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Retirement Choices at 2020 Portfolio

Class R1	Actual	$1,000.00	$1,064.00	$5.89	1.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%

Class R2	Actual	1,000.00	1,065.70	4.56	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R4	Actual	1,000.00	1,067.40	3.33	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Class R6	Actual	1,000.00	1,068.30	2.05	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%

Class 1	Actual	1,000.00	1,067.80	2.31	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%

Retirement Choices at 2015 Portfolio

Class R1	Actual	$1,000.00	$1,040.20	$6.27	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class R2	Actual	1,000.00	1,040.90	5.06	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R4	Actual	1,000.00	1,042.60	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.75%

Class R6	Actual	1,000.00	1,044.30	2.53	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class 1	Actual	1,000.00	1,043.80	2.79	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%

Semiannual report | Retirement Choices Portfolios 19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-13	2-28-14	9-1-13–2-28-14	Expense Ratio[2]
Retirement Choices at 2010 Portfolio

Class R1	Actual	$1,000.00	$1,029.60	$6.34	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%

Class R2	Actual	1,000.00	1,031.30	5.09	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Class R4	Actual	1,000.00	1,032.00	3.83	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.77%

Class R6	Actual	1,000.00	1,033.60	2.62	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

Class 1	Actual	1,000.00	1,033.10	2.87	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Period	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
2-28-14	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%

20 Retirement Choices Portfolios | Semiannual report

Portfolios’ investments

Retirement Choices at 2050 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 70.4%

EQUITY 69.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	16,545,947	$217,413,743

FIXED INCOME 0.9%

Short Term Government Income, Class NAV
(John Hancock1) (A)	279,193	2,736,093

UNAFFILIATED INVESTMENT COMPANIES — 29.5%

EXCHANGE TRADED FUNDS 29.5%

Financial Select Sector SPDR Fund	106,589	2,312,981

iShares iBoxx Investment Grade
Corporate Bond Fund	13,277	1,558,189

PowerShares Senior Loan Portfolio	250,680	6,234,412

SPDR Barclays Capital High Yield Bond ETF	413,818	17,185,862

Vanguard Dividend Appreciation ETF	182,172	13,657,435

Vanguard Energy ETF	16,451	2,061,146

Vanguard FTSE Emerging Markets ETF	283,142	11,011,392

Vanguard Health Care ETF	24,940	2,721,203

Vanguard Information Technology Index ETF	49,242	4,514,999

Vanguard Intermediate-Term Corporate Bond ETF	78,542	6,691,778

Vanguard Materials ETF	6,557	690,977

Vanguard REIT ETF	28,732	2,032,789

Vanguard Total Bond Market ETF	266,584	21,726,596

Total investments
(Cost $275,242,133) 99.9%		$312,549,595

Other assets and liabilities, net 0.1%		212,234

TOTAL NET ASSETS 100.0%		$312,761,829

Percentages are based upon net assets.

Retirement Choices at 2045 Portfolio

As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 69.8%

EQUITY 69.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	22,892,783	$300,811,165

FIXED INCOME 0.7%

Short Term Government Income, Class NAV
(John Hancock1) (A)	290,935	2,851,159

UNAFFILIATED INVESTMENT COMPANIES — 30.2%

EXCHANGE TRADED FUNDS 30.2%

Financial Select Sector SPDR Fund	147,687	3,204,808

iShares iBoxx Investment Grade
Corporate Bond Fund	27,807	3,263,430

PowerShares Senior Loan Portfolio	349,415	8,689,951

SPDR Barclays Capital High Yield Bond ETF	576,809	23,954,876

Retirement Choices at 2045 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

SPDR Barclays Capital Short Term
Corporate Bond ETF	70,512	$2,172,475

Vanguard Dividend Appreciation ETF	252,968	18,965,011

Vanguard Energy ETF	22,794	2,855,860

Vanguard FTSE Emerging Markets ETF	446,515	17,364,968

Vanguard Health Care ETF	34,538	3,768,441

Vanguard Information Technology Index ETF	68,620	6,291,768

Vanguard Intermediate-Term Bond ETF	33,955	2,849,164

Vanguard Intermediate-Term Corporate
Bond ETF	104,384	8,893,517

Vanguard Materials ETF	9,100	958,958

Vanguard REIT ETF	39,810	2,816,558

Vanguard Total Bond Market ETF	313,583	25,557,015

Total investments
(Cost $375,349,783) 100.0%		$435,269,124

Other assets and liabilities, net 0.0%		(149,759)

TOTAL NET ASSETS 100.0%		$435,119,365

Percentages are based upon net assets.

Retirement Choices at 2040 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 68.9%

EQUITY 68.3%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	30,704,360	$403,455,295

FIXED INCOME 0.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	333,088	3,264,263

UNAFFILIATED INVESTMENT COMPANIES — 31.1%

EXCHANGE TRADED FUNDS 31.1%

Financial Select Sector SPDR Fund	198,785	4,313,634

iShares iBoxx Investment Grade
Corporate Bond Fund	40,074	4,703,085

PowerShares Senior Loan Portfolio	473,848	11,784,600

SPDR Barclays Capital High Yield Bond ETF	726,484	30,170,881

SPDR Barclays Capital Short Term
Corporate Bond ETF	242,882	7,483,194

Vanguard Dividend Appreciation ETF	340,328	25,514,390

Vanguard Energy ETF	30,790	3,857,679

Vanguard FTSE Emerging Markets ETF	581,191	22,602,518

Vanguard Health Care ETF	47,105	5,139,627

Vanguard Information Technology Index ETF	91,580	8,396,970

Vanguard Intermediate-Term Bond ETF	128,833	10,810,377

Vanguard Intermediate-Term Corporate
Bond ETF	133,272	11,354,774

	Semiannual report | Retirement Choices Portfolios	21
See notes to financial statements

Retirement Choices at 2040 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Materials ETF	12,246	$1,290,483

Vanguard REIT ETF	54,232	3,836,914

Vanguard Total Bond Market ETF	397,651	32,408,557

Total investments
(Cost $509,554,367) 100.0%		$590,387,241

Other assets and liabilities, net 0.0%		209,335

TOTAL NET ASSETS 100.0%		$590,596,576

Percentages are based upon net assets.

Retirement Choices at 2035 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 65.4%

EQUITY 64.4%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	40,692,628	$534,701,131

FIXED INCOME 1.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	837,422	8,206,739

UNAFFILIATED INVESTMENT COMPANIES — 34.6%

EXCHANGE TRADED FUNDS 34.6%

Financial Select Sector SPDR Fund	259,403	5,629,045

iShares iBoxx Investment Grade
Corporate Bond Fund	67,130	7,878,377

PowerShares Senior Loan Portfolio	665,409	16,548,722

SPDR Barclays Capital High Yield Bond ETF	930,506	38,643,914

SPDR Barclays Capital Short Term
Corporate Bond ETF	778,823	23,995,537

Vanguard Dividend Appreciation ETF	443,193	33,226,179

Vanguard Energy ETF	39,956	5,006,087

Vanguard FTSE Emerging Markets ETF	790,869	30,756,895

Vanguard Health Care ETF	60,661	6,618,722

Vanguard Information Technology Index ETF	121,058	11,099,808

Vanguard Intermediate-Term Bond ETF	229,164	19,229,151

Vanguard Intermediate-Term Corporate
Bond ETF	364,393	31,046,284

Vanguard Materials ETF	15,991	1,685,132

Vanguard REIT ETF	69,787	4,937,430

Vanguard Short-Term Corporate Bond ETF	25,754	2,069,076

Vanguard Total Bond Market ETF	600,812	48,966,178

Total investments
(Cost Cost $720,376,659) 100.0%		$830,244,407

Other assets and liabilities, net 0.0%		319,503

TOTAL NET ASSETS 100.0%		$830,563,910

Percentages are based upon net assets.

Retirement Choices at 2030 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 58.1%

EQUITY 57.2%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	45,401,655	$596,577,751

FIXED INCOME 0.9%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,014,993	9,946,935

UNAFFILIATED INVESTMENT COMPANIES — 41.8%

EXCHANGE TRADED FUNDS 41.8%

Financial Select Sector SPDR Fund	281,290	6,103,993

iShares iBoxx Investment Grade
Corporate Bond Fund	132,978	15,606,298

PowerShares Senior Loan Portfolio	835,608	20,781,572

SPDR Barclays Capital High Yield Bond ETF	1,055,099	43,818,261

SPDR Barclays Capital Short Term
Corporate Bond ETF	795,340	24,504,425

Vanguard Dividend Appreciation ETF	545,590	40,902,882

Vanguard Energy ETF	43,357	5,432,199

Vanguard FTSE Emerging Markets ETF	880,344	34,236,578

Vanguard Health Care ETF	65,788	7,178,129

Vanguard Information Technology Index ETF	130,495	11,965,087

Vanguard Intermediate-Term Bond ETF	460,012	38,599,607

Vanguard Intermediate-Term Corporate
Bond ETF	566,487	48,264,692

Vanguard Materials ETF	17,282	1,821,177

Vanguard REIT ETF	75,713	5,356,695

Vanguard Short-Term Bond ETF	342,438	27,532,015

Vanguard Short-Term Corporate Bond ETF	305,086	24,510,609

Vanguard Total Bond Market ETF	969,174	78,987,681

Total investments
(Cost $918,470,973) 99.9%		$1,042,126,586

Other assets and liabilities, net 0.1%		1,360,525

TOTAL NET ASSETS 100.0%		$1,043,487,111

Percentages are based upon net assets.

Retirement Choices at 2025 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 45.2%

EQUITY 43.7%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	37,956,355	$498,746,501

FIXED INCOME 1.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,781,291	17,456,647

UNAFFILIATED INVESTMENT COMPANIES — 54.7%

EXCHANGE TRADED FUNDS 54.7%

Financial Select Sector SPDR Fund	248,221	5,386,394

iShares iBoxx Investment Grade
Corporate Bond Fund	193,875	22,753,170

22 Retirement Choices Portfolios | Semiannual report

See notes to financial statements

Retirement Choices at 2025 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

PowerShares Senior Loan Portfolio	916,360	$22,789,873

SPDR Barclays Capital High Yield Bond ETF	1,029,718	42,764,189

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,408,807	43,405,344

Vanguard Dividend Appreciation ETF	554,225	41,550,248

Vanguard Energy ETF	38,279	4,795,976

Vanguard FTSE Emerging Markets ETF	757,628	29,464,153

Vanguard Health Care ETF	58,052	6,334,054

Vanguard Information Technology Index ETF	114,420	10,491,170

Vanguard Intermediate-Term Bond ETF	553,314	46,428,578

Vanguard Intermediate-Term Corporate
Bond ETF	1,118,886	95,329,087

Vanguard Materials ETF	15,303	1,612,630

Vanguard REIT ETF	66,844	4,729,213

Vanguard Short-Term Bond ETF	807,619	64,932,568

Vanguard Short-Term Corporate Bond ETF	540,421	43,417,423

Vanguard Total Bond Market ETF	1,706,667	139,093,361

Total investments
(Cost $1,029,043,630) 99.9%		$1,141,480,579

Other assets and liabilities, net 0.1%		1,033,642

TOTAL NET ASSETS 100.0%		$1,142,514,221

Percentages are based upon net assets.

Retirement Choices at 2020 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 29.1%

EQUITY 27.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	18,328,570	$240,837,414

FIXED INCOME 1.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,351,050	13,240,286

UNAFFILIATED INVESTMENT COMPANIES — 70.9%

EXCHANGE TRADED FUNDS 70.9%

Financial Select Sector SPDR Fund	108,870	2,362,478

iShares Barclays TIPS Bond Fund	78,775	8,877,943

iShares iBoxx Investment Grade
Corporate Bond Fund	195,695	22,966,765

PowerShares Senior Loan Portfolio	699,398	17,394,028

SPDR Barclays Capital High Yield Bond ETF	658,928	27,365,280

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,810,955	55,795,524

Vanguard Dividend Appreciation ETF	322,143	24,151,061

Vanguard Energy ETF	16,845	2,110,510

Vanguard FTSE Emerging Markets ETF	378,562	14,722,276

Vanguard Health Care ETF	25,652	2,798,890

Vanguard Information Technology Index ETF	51,054	4,681,141

Vanguard Intermediate-Term Bond ETF	632,574	53,079,284

Retirement Choices at 2020 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Intermediate-Term Corporate
Bond ETF	965,660	$82,274,232

Vanguard Materials ETF	6,708	706,889

Vanguard REIT ETF	29,334	2,075,381

Vanguard Short-Term Bond ETF	929,845	74,759,538

Vanguard Short-Term Corporate Bond ETF	802,944	64,508,521

Vanguard Total Bond Market ETF	1,950,908	158,999,002

Total investments
(Cost $818,697,967) 100.0%		$873,706,443

Other assets and liabilities, net 0.0%		(46,716)

TOTAL NET ASSETS 100.0%		$873,659,727

Percentages are based upon net assets.

Retirement Choices at 2015 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 12.7%

EQUITY 10.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	3,532,461	$46,416,535

FIXED INCOME 2.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	936,832	9,180,951

UNAFFILIATED INVESTMENT COMPANIES — 87.2%

EXCHANGE TRADED FUNDS 87.2%

Financial Select Sector SPDR Fund	39,996	867,913

iShares Barclays TIPS Bond Fund	71,330	8,038,891

iShares iBoxx Investment Grade
Corporate Bond Fund	255,811	30,021,979

PowerShares Senior Loan Portfolio	351,728	8,747,475

SPDR Barclays Capital High Yield Bond ETF	377,219	15,665,905

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,808,237	55,711,783

Vanguard Dividend Appreciation ETF	96,532	7,237,004

Vanguard Energy ETF	4,392	550,274

Vanguard FTSE Emerging Markets ETF	68,626	2,668,865

Vanguard Health Care ETF	4,994	544,895

Vanguard Information Technology Index ETF	10,044	920,934

Vanguard Intermediate-Term Bond ETF	218,484	18,332,992

Vanguard Intermediate-Term Corporate
Bond ETF	335,980	28,625,496

Vanguard Short-Term Bond ETF	798,648	64,211,299

Vanguard Short-Term Corporate Bond ETF	693,624	55,725,752

Vanguard Total Bond Market ETF	1,030,662	83,998,953

Total investments
(Cost $427,486,207) 99.9%		$437,467,896

Other assets and liabilities, net 0.1%		402,198

TOTAL NET ASSETS 100.0%		$437,870,094

Percentages are based upon net assets.

	Semiannual report | Retirement Choices Portfolios	23
See notes to financial statements

Retirement Choices at 2010 Portfolio
As of 2-28-14 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 9.5%

EQUITY 7.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	1,492,928	$19,617,072

FIXED INCOME 2.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	530,603	5,199,905

UNAFFILIATED INVESTMENT COMPANIES — 90.5%

EXCHANGE TRADED FUNDS 90.5%

Financial Select Sector SPDR Fund	18,169	394,266

iShares Barclays TIPS Bond Fund	57,918	6,527,359

iShares iBoxx Investment Grade
Corporate Bond Fund	55,609	6,526,272

PowerShares Senior Loan Portfolio	209,084	5,199,919

SPDR Barclays Capital High Yield Bond ETF	189,236	7,858,971

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,476,764	45,499,099

Vanguard Dividend Appreciation ETF	61,806	4,633,596

Vanguard Energy ETF	1,995	249,954

Vanguard FTSE Emerging Markets ETF	15,249	593,034

Vanguard Health Care ETF	2,276	248,334

Vanguard Information Technology Index ETF	4,564	418,473

Vanguard Intermediate-Term Corporate
Bond ETF	91,783	7,819,912

Vanguard Short-Term Bond ETF	614,340	49,392,936

Vanguard Short-Term Corporate Bond ETF	566,474	45,510,521

Vanguard Total Bond Market ETF	669,777	54,586,826

Total investments
(Cost $255,840,622) 100.0%		$260,276,449

Other assets and liabilities, net 0.0%		(76,844)

TOTAL NET ASSETS 100.0%		$260,199,605

Percentages are based upon net assets.

Footnote Legend:
ETF	Exchange Traded Funds
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

24	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-28-14 (Unaudited)

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in unaffiliated issuers, at value	$92,399,759	$131,606,800	$183,667,683	$287,336,537
Investments in affiliated underlying funds, at value	220,149,836	303,662,324	406,719,558	542,907,870
Total investments, at value	312,549,595	435,269,124	590,387,241	830,244,407
Cash	810,061	617,190	562,609	917,046
Receivable for investments sold	81	1,412	—	81
Receivable for fund shares sold	506,499	—	212,236	331,045
Dividends and interest receivable	3,447	7,475	9,792	13,668
Receivable due from advisor	7,117	2,876	1,381	280
Other assets	29,001	29,755	30,665	33,182
Total assets	313,905,801	435,927,832	591,203,924	831,539,709

Liabilities

Due to custodian	—	—	—	—
Payable for investments purchased	1,111,705	616,781	567,832	929,098
Payable for fund shares repurchased	—	156,585	—	—
Payable to affiliates
Accounting and legal services fees	3,930	5,578	7,583	10,751
Transfer agent fees	16	16	20	20
Trustees’ fees	104	192	263	395
Other liabilities and accrued expenses	28,217	29,315	31,650	35,535
Total liabilities	1,143,972	808,467	607,348	975,799

Net assets	$312,761,829	$435,119,365	$590,596,576	$830,563,910

Net assets consist of

Paid-in capital	$274,291,898	$373,800,105	$507,413,577	$716,601,393
Undistributed net investment income (loss)	511	23,996	29,998	106,154
Accumulated undistributed net realized gain (loss) on investments	1,161,958	1,375,923	2,320,127	3,988,615
Net unrealized appreciation (depreciation) on investments	37,307,462	59,919,341	80,832,874	109,867,748
Net assets	$312,761,829	$435,119,365	$590,596,576	$830,563,910
Investments in unaffiliated issuers, at cost	$88,978,132	$126,253,616	$176,633,684	$278,849,319
Investments in affiliated underlying funds, at cost	$186,264,001	$249,096,167	$332,920,683	$441,527,340

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1: Net assets	$119,308	$119,224	$118,847	$117,831
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$11.97	$13.41	$13.37	$13.27
Class R2: Net assets	$119,181	$120,285	$119,618	$122,808
Shares outstanding	9,970	8,977	8,956	9,266
Net asset value, offering and redemption price per share	$11.95	$13.40	$13.36	$13.25
Class R4: Net assets	$119,757	$119,519	$119,233	$118,254
Shares outstanding	10,000	8,905	8,905	8,905
Net asset value, offering and redemption price per share	$11.98	$13.42	$13.39	$13.28
Class R6: Net assets	$118,955	$118,844	$226,626	$223,437
Shares outstanding	9,972	8,889	17,007	16,893
Net asset value, offering and redemption price per share	$11.93	$13.37	$13.33	$13.23
Class 1: Net assets	$312,284,628	$434,641,493	$590,012,252	$829,981,580
Shares outstanding	26,177,846	32,510,640	44,244,482	62,770,889
Net asset value, offering and redemption price per share	$11.93	$13.37	$13.34	$13.22

	Semiannual report | Retirement Choices Portfolios	25
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$435,601,900	$625,277,431	$619,628,743	$381,870,410	$235,459,472
Investments in affiliated underlying funds, at value	606,524,686	516,203,148	254,077,700	55,597,486	24,816,977
Total investments, at value	1,042,126,586	1,141,480,579	873,706,443	437,467,896	260,276,449

Cash	1,113,944	1,398,815	325,691	—	523,022
Receivable for investments sold	91	207,390	404,948	2,105,755	99,398
Receivable for fund shares sold	1,609,182	1,064,332	—	401,015	—
Dividends and interest receivable	15,486	15,780	9,251	3,167	1,004
Receivable due from advisor	346	407	358	10,281	9,012
Other assets	33,691	33,936	32,291	30,876	28,757
Total assets	1,044,899,326	1,144,201,239	874,478,982	440,018,990	260,937,642

Liabilities

Due to custodian	—	—	—	527,714	—
Payable for investments purchased	1,357,480	1,634,904	485,534	1,585,577	522,621
Payable for fund shares repurchased	—	—	289,843	—	183,080
Payable to affiliates
Accounting and legal services fees	13,468	14,929	11,501	5,796	3,529
Transfer agent fees	22	30	24	18	16
Trustees’ fees	509	612	550	334	221
Other liabilities and accrued expenses	40,736	36,543	31,803	29,457	28,570
Total liabilities	1,412,215	1,687,018	819,255	2,148,896	738,037

Net assets	$1,043,487,111	$1,142,514,221	$873,659,727	$437,870,094	$260,199,605

Net assets consist of

Paid-in capital	$915,146,992	$1,025,674,971	$813,838,678	$426,741,852	$256,289,360
Undistributed net investment income (loss)	196,432	390,263	434,579	286,981	127,302
Accumulated undistributed net realized gain (loss)
on investments	4,488,074	4,012,038	4,377,994	859,572	(652,884)
Net unrealized appreciation (depreciation)
on investments	123,655,613	112,436,949	55,008,476	9,981,689	4,435,827
Net assets	$1,043,487,111	$1,142,514,221	$873,659,727	$437,870,094	$260,199,605
Investments in unaffiliated issuers, at cost	$426,764,582	$616,848,213	$618,121,422	$382,813,278	$234,988,083
Investments in affiliated underlying funds, at cost	$491,706,391	$412,195,417	$200,576,545	$44,672,929	$20,852,539

Net asset value per share

The portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class R1: Net assets	$115,438	$112,167	$106,895	$101,102	$98,945
Shares outstanding	8,881	8,927	8,922	8,957	8,921
Net asset value, offering and redemption price per share	$13.00	$12.56	$11.98	$11.29	$11.09
Class R2: Net assets	$121,740	$111,160	$105,898	$100,115	$98,815
Shares outstanding	9,376	8,857	8,850	8,881	8,921
Net asset value, offering and redemption price per share	$12.98	$12.55	$11.97	$11.27	$11.08
Class R4: Net assets	$116,062	$112,369	$107,505	$102,091	$100,866
Shares outstanding	8,921	8,945	8,984.7	9,066	9,124.09
Net asset value, offering and redemption price per share	$13.01	$12.56	$11.97	$11.26	$11.05
Class R6: Net assets	$280,425	$597,246	$403,657	$216,069	$157,024
Shares outstanding	21,650	47,700	33,812	19,207	14,213
Net asset value, offering and redemption price per share	$12.95	$12.52	$11.94	$11.25	$11.05
Class 1: Net assets	$1,042,853,446	$1,141,581,279	$872,935,772	$437,350,717	$259,743,955
Shares outstanding	80,473,833	91,166,017	73,144,547	38,875,556	23,509,238
Net asset value, offering and redemption price per share	$12.96	$12.52	$11.93	$11.25	$11.05

26	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 2-28-14 (Unaudited)

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$2,865,476	$4,180,730	$5,593,921	$7,513,737

Dividends	1,307,290	1,964,214	2,681,055	3,996,737
Total investment income	4,172,766	6,144,944	8,274,976	11,510,474

Expenses

Investment management fees	252,037	375,682	519,809	790,169
Distribution and service fees	65,426	96,181	130,501	184,983
Transfer agent fees	52	52	63	62
Accounting and legal services fees	15,059	22,210	30,189	42,860
State registration fees	24,755	24,755	24,755	24,755
Professional fees	24,021	24,721	24,814	26,153
Printing and postage	695	469	471	595
Custodian fees	5,947	5,947	5,947	5,947
Trustees’ fees	1,166	1,799	2,469	3,521
Registration and filing fees	19,122	20,214	22,725	26,668
Expense recapture	5,423	19,692	42,470	29,509
Other	4,249	4,587	4,916	5,433

Total expenses before reductions	417,952	596,309	809,129	1,140,655

Net expense reductions	(35,136)	(28,344)	(28,356)	(28,482)
Total expenses	382,816	567,965	780,773	1,112,173

Net investment income	3,789,950	5,576,979	7,494,203	10,398,301

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,128,413)	(1,364,808)	(1,494,337)	(1,363,313)
Investments in affiliated underlying funds	331,940	(23,580)	(10,084)	31,078
Capital gain distributions received from unaffiliated issuers	55,280	97,454	178,954	408,614
Capital gain distributions received from affiliated underlying funds	2,922,303	4,270,281	5,718,115	7,650,830
	2,181,110	2,979,347	4,392,648	6,727,209

Change in net unrealized appreciation of
Investments in unaffiliated issuers	5,264,579	7,525,098	9,797,082	13,100,238
Investments in affiliated underlying funds	17,700,877	26,675,031	35,808,408	48,529,450
	22,965,456	34,200,129	45,605,490	61,629,688
Net realized and unrealized gain	25,146,566	37,179,476	49,998,138	68,356,897

Increase in net assets from operations	$28,936,516	$42,756,455	$57,492,341	$78,755,198

	Semiannual report | Retirement Choices Portfolios	27
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 2-28-14 (Unaudited)

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$8,384,452	$7,221,432	$3,575,342	$774,576	$332,697
Dividends	5,667,118	7,614,207	7,066,286	4,114,715	2,149,779
Total investment income	14,051,570	14,835,639	10,641,628	4,889,291	2,482,476

Expenses

Investment management fees	1,143,986	1,568,243	1,519,404	941,700	576,841
Distribution and service fees	232,894	260,328	203,857	105,647	62,290
Transfer agent fees	72	99	80	58	51
Accounting and legal services fees	53,995	60,426	47,358	24,515	14,427
State registration fees	24,755	24,755	24,755	24,755	24,755
Professional fees	27,339	28,102	26,816	28,347	24,250
Printing and postage	663	724	674	665	756
Custodian fees	5,947	5,947	5,947	5,947	5,947
Trustees’ fees	4,435	5,077	4,117	2,202	1,317
Registration and filing fees	30,436	27,372	24,518	22,452	20,466
Expense recapture	3,352	3,345	3,347	25,941	4,034
Other	6,047	6,620	6,593	7,202	7,490

Total expenses before reductions	1,533,921	1,991,038	1,867,466	1,189,431	742,624

Net expense reductions and amounts recaptured	(28,561)	(28,653)	(28,596)	(34,139)	(38,199)
Total expenses	1,505,360	1,962,385	1,838,870	1,155,292	704,425

Net investment income	12,546,210	12,873,254	8,802,758	3,733,999	1,778,051

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,874,301)	(3,398,808)	(2,073,293)	(367,198)	(457,906)
Investments in affiliated underlying funds	46,181	1,437,599	3,216,442	1,147,695	39,582
Capital gain distributions received from
unaffiliated issuers	776,202	1,349,562	1,428,649	765,668	388,499
Capital gain distributions received from affiliated
underlying funds	8,530,283	7,276,300	3,563,094	717,948	298,636
	7,478,365	6,664,653	6,134,892	2,264,113	268,811
Change in net unrealized appreciation of
Investments in unaffiliated issuers	16,779,535	21,111,644	15,966,323	7,605,460	4,127,535
Investments in affiliated underlying funds	54,563,278	47,020,723	22,171,477	4,417,696	1,921,433
	71,342,813	68,132,367	38,137,800	12,023,156	6,048,968
Net realized and unrealized gain	78,821,178	74,797,020	44,272,692	14,287,269	6,317,779

Increase in net assets from operations	$91,367,388	$87,670,274	$53,075,450	$18,021,268	$8,095,830

28	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2050 Portfolio		2045 Portfolio		2040 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$3,789,950	$2,358,148	$5,576,979	$3,989,571	$7,494,203	$5,371,452
Net realized gain (loss)	2,181,110	(191,479)	2,979,347	(385,844)	4,392,648	(440,886)
Change in net unrealized appreciation	22,965,456	12,484,776	34,200,129	22,217,354	45,605,490	30,238,806
Increase in net assets resulting
from operations	28,936,516	14,651,445	42,756,455	25,821,081	57,492,341	35,169,372

Distributions to shareholders

From net investment income
Class R1	(1,182)	(700)	(1,203)	(718)	(1,173)	(690)
Class R2	(1,458)	(949)	(1,489)	(966)	(1,455)	(938)
Class R4	(1,739)	(1,201)	(1,758)	(1,216)	(1,727)	(1,189)
Class R6	(2,009)	(1,446)	(2,030)	(1,462)	(3,771)	(1,435)
Class 1	(4,554,669)	(1,734,187)	(6,728,756)	(3,084,330)	(9,027,521)	(4,171,623)
From net realized gain
Class R1	(337)	(1,683)	(338)	(1,831)	(332)	(2,039)
Class R2	(337)	(1,683)	(340)	(1,831)	(334)	(2,039)
Class R4	(338)	(1,688)	(338)	(1,835)	(332)	(2,043)
Class R6	(337)	(1,683)	(338)	(1,831)	(626)	(2,039)
Class 1	(786,185)	(2,089,964)	(1,150,127)	(3,998,954)	(1,541,475)	(6,140,596)

Total distributions	(5,348,591)	(3,835,184)	(7,886,717)	(7,094,974)	(10,578,746)	(10,324,631)
From portfolio share transactions	71,959,829	119,763,765	67,721,757	144,934,882	89,549,868	202,277,268

Total increase	95,547,754	130,580,026	102,591,495	163,660,989	136,463,463	227,122,009

Net assets

Beginning of period	217,214,075	86,634,049	332,527,870	168,866,881	454,133,113	227,011,104

End of period	$312,761,829	$217,214,075	$435,119,365	$332,527,870	$590,596,576	$454,133,113

Undistributed net investment
income	$511	$771,618	$23,996	$1,182,253	$29,998	$1,571,442

	Semiannual report | Retirement Choices Portfolios	29
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2035 Portfolio		2030 Portfolio		2025 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations

Net investment income	$10,398,301	$7,937,631	$12,546,210	$10,310,807	$12,873,254	$12,348,883
Net realized gain (loss)	6,727,209	(485,341)	7,478,365	(328,282)	6,664,653	154,122
Change in net unrealized appreciation	61,629,688	41,366,419	71,342,813	43,803,104	68,132,367	33,896,163
Increase in net assets resulting
from operations	78,755,198	48,818,709	91,367,388	53,785,629	87,670,274	46,399,168

Distributions to shareholders
From net investment income
Class R1	(1,152)	(680)	(1,131)	(669)	(1,087)	(638)
Class R2	(1,468)	(928)	(1,462)	(917)	(1,337)	(886)
Class R4	(1,704)	(1,180)	(1,679)	(1,171)	(1,617)	(1,145)
Class R6	(3,695)	(1,425)	(5,326)	(1,414)	(9,800)	(1,381)
Class 1	(12,729,688)	(6,144,114)	(16,026,370)	(7,735,788)	(17,739,788)	(8,925,728)
From net realized gain
Class R1	(315)	(1,949)	(283)	(1,896)	(247)	(1,947)
Class R2	(325)	(1,949)	(295)	(1,896)	(244)	(1,947)
Class R4	(316)	(1,954)	(284)	(1,904)	(247)	(1,966)
Class R6	(591)	(1,949)	(776)	(1,895)	(1,280)	(1,947)
Class 1	(2,093,908)	(8,702,838)	(2,400,299)	(10,743,002)	(2,385,815)	(13,043,468)

Total distributions	(14,833,162)	(14,858,966)	(18,437,905)	(18,490,552)	(20,141,462)	(21,981,053)
From portfolio share transactions	116,834,152	271,097,877	149,717,873	352,865,149	137,606,724	393,415,728

Total increase	180,756,188	305,057,620	222,647,356	388,160,226	205,135,536	417,833,843

Net assets

Beginning of period	649,807,722	344,750,102	820,839,755	432,679,529	937,378,685	519,544,842
End of period	$830,563,910	$649,807,722	$1,043,487,111	$820,839,755	$1,142,514,221	$937,378,685

Undistributed net investment
income	$106,154	$2,445,560	$196,432	$3,686,190	$390,263	$5,270,638

30	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2020 Portfolio		2015 Portfolio		2010 Portfolio
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13	2-28-14 (Unaudited)	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$8,802,758	$10,464,820	$3,733,999	$5,910,603	$1,778,051	$3,265,534
Net realized gain (loss)	6,134,892	1,294,728	2,264,113	378,614	268,811	(356,037)
Change in net unrealized appreciation	38,137,800	9,218,738	12,023,156	(6,144,524)	6,048,968	(3,918,587)
(depreciation)
Increase (decrease) in net assets
resulting from operations	53,075,450	20,978,286	18,021,268	144,693	8,095,830	(1,009,090)

Distributions to shareholders
From net investment income
Class R1	(993)	(605)	(854)	(608)	(611)	(552)
Class R2	(1,237)	(853)	(1,091)	(855)	(856)	(799)
Class R4	(1,516)	(1,118)	(1,365)	(1,126)	(1,126)	(1,070)
Class R6	(6,567)	(1,348)	(3,381)	(1,351)	(2,134)	(1,294)
Class 1	(13,481,065)	(7,608,926)	(6,687,837)	(4,688,032)	(3,375,746)	(2,972,181)
From net realized gain
Class R1	(330)	(1,660)	(310)	(1,605)	(108)	(1,664)
Class R2	(326)	(1,659)	(306)	(1,605)	(108)	(1,664)
Class R4	(331)	(1,684)	(313)	(1,639)	(110)	(1,702)
Class R6	(1,222)	(1,659)	(653)	(1,604)	(170)	(1,664)
Class 1	(2,585,949)	(9,718,772)	(1,333,469)	(5,783,474)	(279,280)	(3,976,905)

Total distributions	(16,079,536)	(17,338,284)	(8,029,579)	(10,481,899)	(3,660,249)	(6,959,495)
From portfolio share transactions	79,106,363	305,652,456	23,020,718	122,227,472	19,694,440	46,580,412

Total increase	116,102,277	309,292,458	33,012,407	111,890,266	24,130,021	38,611,827

Net assets

Beginning of period	757,557,450	448,264,992	404,857,687	292,967,421	236,069,584	197,457,757

End of period	$873,659,727	$757,557,450	$437,870,094	$404,857,687	$260,199,605	$236,069,584

Undistributed net investment
income	$434,579	$5,123,199	$286,981	$3,247,510	$127,302	$1,729,724

	Semiannual report | Retirement Choices Portfolios	31
See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Choices at 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	10.85	0.13	1.14	1.27	(0.12)	(0.03)	—	(0.15)	11.97	11.74[6]	13.29[7]	0.99[7]	2.19[7]	—[8]	9
08-31-2013[9]	10.03	0.11	0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73[6]	14.75[7]	1.00[7]	1.01[7]	—[8]	3[10]

CLASS R2

02-28-2014[5]	10.85	0.14	1.14	1.28	(0.15)	(0.03)	—	(0.18)	11.95	11.82[6]	13.04[7]	0.75[7]	2.44[7]	—[8]	9
08-31-2013[9]	10.03	0.13	0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00[6]	14.50[7]	0.75[7]	1.26[7]	—[8]	3[10]

CLASS R4

02-28-2014[5]	10.88	0.16	1.15	1.31	(0.18)	(0.03)	—	(0.21)	11.98	12.04[6]	12.67[7]	0.49[7]	2.69[7]	—[8]	9
08-31-2013	10.06	0.16	0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24	19.82	0.50	1.49	—[8]	3
08-31-2012[11]	10.00	0.01	0.05	0.06	—	—	—	—	10.06	0.60[6]	21.46[7]	0.48[7]	0.23[7]	—[8]	132[12]

CLASS R6

02-28-2014[5]	10.85	0.17	1.15	1.32	(0.21)	(0.03)	—	(0.24)	11.93	12.15[6]	13.22[7]	0.25[7]	2.94[7]	—[8]	9
08-31-2013[9]	10.03	0.19	0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55[6]	14.37[7]	0.25[7]	1.76[7]	—[8]	3[10]

CLASS 1

02-28-2014[5]	10.85	0.17	1.14	1.31	(0.20)	(0.03)	—	(0.23)	11.93	12.10[6]	0.30[7]	0.29[7]	2.92[7]	312	9
08-31-2013	10.03	0.16	0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49	0.33	0.30	1.48	217	3
08-31-2012	9.14	0.11	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	0.38	0.23	1.14	87	132
08-31-2011[13]	10.00	—[14]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[6]	4.34[7]	0.16[7]	(0.08)[7]	11	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63% and 0.48%–0.56% for the
periods ended 2-28-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 The inception date for Class 1 shares is 4-29-11.
14 Less than $0.005 per share.
15 Less than 1%.

32	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	12.16	0.14	1.28	1.42	(0.13)	(0.04)	—	(0.17)	13.41	11.72[6]	13.29[7]	1.00[7]	2.19[7]	—[10]	9
08-31-2013[8]	11.25	0.12	1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82[6]	14.74[7]	1.00[7]	1.00[7]	—[10]	3[9]

CLASS R2

02-28-2014[5]	12.16	0.16	1.28	1.44	(0.16)	(0.04)	—	(0.20)	13.40	11.90[6]	12.98[7]	0.75[7]	2.44[7]	—[10]	9
08-31-2013[8]	11.25	0.15	1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09[6]	14.51[7]	0.75[7]	1.25[7]	—[10]	3[9]

CLASS R4

02-28-2014[5]	12.20	0.17	1.29	1.46	(0.20)	(0.04)	—	(0.24)	13.42	11.95[6]	12.68[7]	0.49[7]	2.70[7]	—[10]	9
08-31-2013	11.28	0.18	1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43	19.83	0.50	1.48	—[10]	3
08-31-2012[11]	11.23	0.01	0.04	0.05	—	—	—	—	11.28	0.45[6]	21.41[7]	0.49[7]	0.21[7]	—[10]	124[12]

CLASS R6

02-28-2014[5]	12.16	0.19	1.29	1.48	(0.23)	(0.04)	—	(0.27)	13.37	12.17[6]	12.83[7]	0.25[7]	2.94[7]	—[10]	9
08-31-2013[8]	11.25	0.21	1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64[6]	14.35[7]	0.25[7]	1.74[7]	—[10]	3[9]

CLASS 1

02-28-2014[5]	12.16	0.19	1.28	1.47	(0.22)	(0.04)	—	(0.26)	13.37	12.12[6]	0.30[7]	0.30[7]	2.91[7]	435	9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59	0.31	0.30	1.51	332	3
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	—[14]	—	(0.16)	11.25	11.16	0.26	0.23	1.30	169	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45	0.55	0.16	0.54	44	5
08-31-2010[15]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[6]	336.54[7]	0.16[7]	0.39[7]	—[10]	—[13]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfo-
lio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 Less than $500,000.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than 1%.
14 Less than $0.005 per share.
15 The inception date for Class 1 shares is 4-30-10.

	Semiannual report | Retirement Choices Portfolios	33
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	12.13	0.14	1.27	1.41	(0.13)	(0.04)	—	(0.17)	13.37	11.63[6]	13.33[7]	1.00[7]	2.16[7]	—[8]	8
08-31-2013[9]	11.25	0.11	1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75[6]	14.76[7]	1.00[7]	0.97[7]	—[8]	3[10]

CLASS R2

02-28-2014[5]	12.13	0.16	0.95	1.11	0.16	(0.04)	—	0.12	13.36	11.81[6]	13.04[7]	0.75[7]	2.41[7]	—[8]	8
08-31-2013[9]	11.25	0.14	1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02[6]	14.51[7]	0.75[7]	1.22[7]	—[8]	3[10]

CLASS R4

02-28-2014[5]	12.18	0.17	1.27	1.44	(0.19)	(0.04)	—	(0.23)	13.39	11.86[6]	12.72[7]	0.50[7]	2.67[7]	—[8]	8
08-31-2013	11.29	0.17	1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34	19.65	0.50	1.45	—[8]	3
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[6]	21.37[7]	0.49[7]	0.20[7]	—[8]	124[12]

CLASS R6

02-28-2014[5]	12.13	0.19	1.27	1.46	(0.22)	(0.04)	—	(0.26)	13.33	12.08[6]	6.95[7]	0.25[7]	2.92[7]	—[8]	8
08-31-2013[9]	11.25	0.19	1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56[6]	13.36[7]	0.25[7]	1.64[7]	—[8]	3[10]

CLASS 1

02-28-2014[5]	12.14	0.19	1.27	1.46	(0.22)	(0.04)	—	(0.26)	13.34	12.02[6]	0.30[7]	0.30[7]	2.88[7]	590	8
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60	0.30	0.30	1.49	454	3
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	—[13]	—	(0.15)	11.25	11.09	0.25	0.23	1.28	227	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49	0.54	0.16	0.55	50	12
08-31-2010[14]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[6]	336.54[7]	0.16[7]	0.39[7]	—[8]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.

34	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	12.09	0.13	1.22	1.35	(0.13)	(0.04)	—	(0.17)	13.27	11.14[6]	13.43[7]	1.00[7]	2.10[7]	—[8]	9
08-31-2013[9]	11.26	0.11	1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18[6]	14.79[7]	1.02[7]	0.97[7]	—[8]	5[10]

CLASS R2

02-28-2014[5]	12.09	0.15	1.21	1.36	(0.16)	(0.04)	—	(0.20)	13.25	11.24[6]	12.93[7]	0.75[7]	2.34[7]	—[8]	9
08-31-2013[9]	11.26	0.14	1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45[6]	14.55[7]	0.77[7]	1.22[7]	—[8]	5[10]

CLASS R4

02-28-2014[5]	12.13	0.17	1.21	1.38	(0.19)	(0.04)	—	(0.23)	13.28	11.37[6]	12.81[7]	0.50[7]	2.61[7]	—[8]	9
08-31-2013	11.29	0.17	1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78	19.89	0.52	1.45	—[8]	5
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[6]	21.34[7]	0.49[7]	0.25[7]	—[8]	128[12]

CLASS R6

02-28-2014[5]	12.09	0.18	1.22	1.40	(0.22)	(0.04)	—	(0.26)	13.23	11.59[6]	7.17[7]	0.25[7]	2.85[7]	—[8]	9
08-31-2013[9]	11.26	0.19	1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99[6]	13.42[7]	0.27[7]	1.65[7]	—[8]	5[10]

CLASS 1

02-28-2014[5]	12.09	0.18	1.20	1.38	(0.21)	(0.04)	—	(0.25)	13.22	11.45[6]	0.30[7]	0.30[7]	2.82[7]	830	9
08-31-2013	11.26	0.18	1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94	0.32[16]	0.32	1.51	649	5
08-31-2012	10.30	0.14	0.98	1.12	(0.16)	—[13]	—	(0.16)	11.26	10.98	0.24	0.23	1.28	345	128
08-31-2011	9.15	0.07	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25	0.40	0.16	0.72	75	13
08-31-2010[14]	10.00	0.01	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[6]	335.74[7]	0.16[7]	0.46[7]	—[8]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.
16 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

	Semiannual report | Retirement Choices Portfolios	35
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	11.94	0.13	1.09	1.22	(0.13)	(0.03)	—	(0.16)	13.00	10.23[6]	13.67[7]	1.02[7]	1.99[7]	—[10]	9
08-31-2013[8]	11.26	0.12	0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75	14.92[7]	1.04[7]	1.01[7]	—[10]	6[9]

CLASS R2

02-28-2014[5]	11.94	0.14	1.09	1.23	(0.16)	(0.03)	—	(0.19)	12.98	10.32[6]	13.07[7]	0.77[7]	2.24[7]	—[10]	9
08-31-2013[8]	11.26	0.15	0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02	14.67[7]	0.79[7]	1.26[7]	—[10]	6[9]

CLASS R4

02-28-2014[5]	11.98	0.16	1.09	1.25	(0.19)	(0.03)	—	(0.22)	13.01	10.46[6]	13.03[7]	0.52[7]	2.50[7]	—[10]	9
08-31-2013	11.29	0.18	0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35	19.82	0.54	1.49	—[10]	6
08-31-2012[11]	11.21	0.01	0.07	0.08	—	—	—	—	11.29	0.71	21.28[7]	0.52[7]	0.33[7]	—[10]	122[12]

CLASS R6

02-28-2014[5]	11.94	0.17	1.09	1.26	(0.22)	(0.03)	—	(0.25)	12.95	10.58[6]	5.17[7]	0.27[7]	2.76[7]	—[10]	9
08-31-2013[8]	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55	11.95[7]	0.29[7]	1.59[7]	—[10]	6[9]

CLASS 1

02-28-2014[5]	11.94	0.17	1.09	1.26	(0.21)	(0.03)	—	(0.24)	12.96	10.62[6]	0.32[7]	0.32[7]	2.70[7]	1,043	9
08-31-2013	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50	0.34[16]	0.34	1.55	820	6
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	—[13]	—	(0.16)	11.26	10.54	0.24	0.24	1.34	433	122
08-31-2011	9.25	0.09	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	0.35	0.16	0.88	91	10
08-31-2010[14]	10.00	0.02	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[6]	333.40[7]	0.16[7]	0.63[7]	—[10]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65% 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-13-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 Less than $500,000.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.
16 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

36	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	11.71	0.11	0.89	1.00	(0.12)	(0.03)	—	(0.15)	12.56	8.55[6]	14.02[7]	1.07[7]	1.78[7]	—[8]	12
08-31-2013[9]	11.29	0.12	0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40[6]	15.15[7]	1.09[7]	1.04[7]	—[8]	9[10]

CLASS R2

02-28-2014[5]	11.71	0.12	0.90	1.02	(0.15)	(0.03)	—	(0.18)	12.55	8.72[6]	13.90[7]	0.82[7]	2.03[7]	—[8]	12
08-31-2013[9]	11.29	0.15	0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67[6]	14.91[7]	0.84[7]	1.30[7]	—[8]	9[10]

CLASS R4

02-28-2014[5]	11.74	0.14	0.89	1.03	(0.18)	(0.03)	—	(0.21)	12.56	8.78[6]	13.44[7]	0.57[7]	2.28[7]	—[8]	12
08-31-2013	11.31	0.18	0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01	20.24	0.59	1.53	—[8]	9
08-31-2012[11]	11.18	0.02	0.11	0.13	—	—	—	—	11.31	1.16[6]	21.16[7]	0.55[7]	0.49[7]	—[8]	123[12]

CLASS R6

02-28-2014[5]	11.71	0.15	0.90	1.05	(0.21)	(0.03)	—	(0.24)	12.52	8.98[6]	2.98[7]	0.33[7]	2.51[7]	1	12
08-31-2013[9]	11.29	0.19	0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19[6]	10.94[7]	0.34[7]	1.62[7]	1	9[10]

CLASS 1

02-28-2014[5]	11.71	0.15	0.89	1.04	(0.20)	(0.03)	—	(0.23)	12.52	8.93[6]	0.38[7]	0.38[7]	2.48[7]	1,142	12
08-31-2013	11.29	0.19	0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14	0.39[16]	0.39	1.60	937	9
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	—[13]	—	(0.15)	11.29	9.96	0.26[16]	0.26	1.47	519	123
08-31-2011	9.40	0.12	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57	0.30	0.16	1.20	123	14
08-31-2010[14]	10.00	0.03	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[6]	329.87[7]	0.16[7]	0.89[7]	—[8]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfo-
lio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.
16 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

	Semiannual report | Retirement Choices Portfolios	37
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	11.40	0.09	0.64	0.73	(0.11)	(0.04)	—	(0.15)	11.98	6.40[7]	14.66[8]	1.15[8]	1.48[8]	—[9]	13
08-31-2013[6]	11.30	0.12	0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18[7]	15.47[8]	1.16[8]	1.02[8]	—[9]	11[10]

CLASS R2

02-28-2014[5]	11.40	0.10	0.68	0.78	(0.17)	(0.04)	—	(0.21)	11.97	6.57[7]	14.54[8]	0.89[8]	1.73[8]	—[9]	13
08-31-2013[6]	11.30	0.15	0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44[7]	15.22[8]	0.91[8]	1.27[8]	—[9]	11[10]

CLASS R4

02-28-2014[5]	11.41	0.12	0.65	0.77	(0.17)	(0.04)	—	(0.21)	11.97	6.74[7]	14.00[8]	0.65[8]	1.98[8]	—[9]	13
08-31-2013	11.31	0.17	0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69	20.55	0.66	1.50	—[9]	11
08-31-2012[11]	11.13	0.03	0.15	0.18	—	—	—	—	11.31	1.62[7]	21.05[8]	0.60[8]	0.76[8]	—[9]	127[12]

CLASS R6

02-28-2014[5]	11.40	0.13	0.64	0.77	(0.19)	(0.04)	—	(0.23)	11.94	6.83[7]	4.10[8]	0.40[8]	2.18[8]	—[9]	13
08-31-2013[6]	11.30	0.19	0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95[7]	12.08[8]	0.41[8]	1.71[8]	—[9]	11[10]

CLASS 1

02-28-2014[5]	11.39	0.13	0.64	0.77	(0.19)	(0.04)	—	(0.23)	11.93	6.78[7]	0.45[8]	0.45[8]	2.16[8]	873	13
08-31-2013	11.30	0.18	0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81	0.46[16]	0.46	1.61	757	11
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	—[13]	—	(0.15)	11.30	8.75	0.29[16]	0.29	1.62	448	127
08-31-2011	9.70	0.17	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13	0.32	0.16	1.60	105	12
08-31-2010[14]	10.00	0.05	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[7]	323.16[8]	0.16[8]	1.41[8]	—[9]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 is 5-1-12.
12 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.
16 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

38	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	10.98	0.06	0.38	0.44	(0.10)	(0.03)	—	(0.13)	11.29	4.02[7]	15.44[8]	1.24[8]	1.08[8]	—[9]	12
08-31-2013[6]	11.26	0.11	(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30)[7]	15.88[8]	1.25[8]	0.93[8]	—[9]	27[10]

CLASS R2

02-28-2014[5]	10.98	0.07	0.38	0.45	(0.13)	(0.03)	—	(0.16)	11.27	4.09[7]	15.35[8]	1.00[8]	1.32[8]	—[9]	12
08-31-2013[6]	11.26	0.13	(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05)[7]	15.64[8]	1.00[8]	1.18[8]	—[9]	27[10]

CLASS R4

02-28-2014[5]	10.98	0.09	0.38	0.47	(0.16)	(0.03)	—	(0.19)	11.26	4.26[7]	14.72[8]	0.75[8]	1.57[8]	—[9]	12
08-31-2013	11.26	0.16	(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20	21.18	0.75	1.42	—[9]	27
08-31-2012[11]	11.03	0.04	0.19	0.23	—	—	—	—	11.26	2.09[7]	20.89[8]	0.66[8]	1.04[8]	—[9]	133[12]

CLASS R6

02-28-2014[5]	10.98	0.10	0.38	0.48	(0.18)	(0.03)	—	(0.21)	11.25	4.43[7]	7.38[8]	0.50[8]	1.81[8]	—[9]	12
08-31-2013[6]	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45[7]	12.19[8]	0.50[8]	1.64[8]	—[9]	27[10]

CLASS 1

02-28-2014[5]	10.98	0.10	0.38	0.48	(0.18)	(0.03)	—	(0.21)	11.25	4.38[7]	0.55[8]	0.55[8]	1.77[8]	437	12
08-31-2013	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40	0.55[16]	0.55	1.57	404	27
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	—[13]	—	(0.15)	11.26	6.92	0.32	0.31	1.79	293	133
08-31-2011	10.03	0.23	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85	0.41	0.16	2.21	70	26
08-31-2010[14]	10.00	0.07	(0.04)	0.03	—	—	—	—	10.03	0.30[7]	315.94[8]	0.16[8]	1.96[8]	—[9]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65% 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Less than $500,000.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.
16 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

	Semiannual report | Retirement Choices Portfolios	39
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period	(in turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(loss) (%)[2]	millions)	(%)

CLASS R1

02-28-2014[5]	10.85	0.04	0.28	0.32	(0.07)	(0.01)	—	(0.08)	11.09	2.96[6]	15.79[7]	1.26[7]	0.76[7]	—[8]	12
08-31-2013[9]	11.21	0.08	(0.19)	(0.11)	(0.06)	(0.19)	—	(0.25)	10.85	(1.03)[6]	16.02[7]	1.28[7]	0.73[7]	—[8]	46[10]

CLASS R2

02-28-2014[5]	10.85	0.05	0.29	0.34	(0.10)	(0.01)	—	(0.11)	11.08	3.13[6]	15.54[7]	1.01[7]	1.00[7]	—[8]	12
08-31-2013[9]	11.21	0.11	(0.19)	(0.08)	(0.09)	(0.19)	—	(0.28)	10.85	(0.78)[6]	15.78[7]	1.03[7]	0.98[7]	—[8]	46[10]

CLASS R4

02-28-2014[5]	10.84	0.07	0.27	0.34	(0.12)	(0.01)	—	(0.13)	11.05	3.20[6]	14.90[7]	0.77[7]	1.26[7]	—[8]	12
08-31-2013	11.20	0.13	(0.18)	(0.05)	(0.12)	(0.19)	—	(0.31)	10.84	(0.53)	21.14	0.78	1.21	—[8]	46
08-31-2012[11]	10.96	0.04	0.20	0.24	—	—	—	—	11.20	2.19[6]	20.84[7]	0.69[7]	1.06[7]	—[8]	148[12]

CLASS R6

02-28-2014[5]	10.85	0.08	0.28	0.36	(0.15)	(0.01)	—	(0.16)	11.05	3.36[6]	10.24[7]	0.52[7]	1.50[7]	—[8]	12
08-31-2013[9]	11.21	0.16	(0.18)	(0.02)	(0.15)	(0.19)	—	(0.34)	10.85	(0.28)[6]	14.94[7]	0.53[7]	1.48[7]	—[8]	46[10]

CLASS 1

02-28-2014[5]	10.85	0.08	0.28	0.36	(0.15)	(0.01)	—	(0.16)	11.05	3.31[6]	0.58[7]	0.57[7]	1.44[7]	260	12
08-31-2013	11.21	0.15	(0.18)	(0.03)	(0.14)	(0.19)	—	(0.33)	10.85	(0.33)	0.58	0.58	1.36	236	46
08-31-2012	10.75	0.20	0.43	0.63	(0.17)	—[13]	—	(0.17)	11.21	5.96	0.35	0.33	1.83	197	148
08-31-2011	10.37	0.29	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19	0.44	0.16	2.82	52	109
08-31-2010[14]	10.00	0.09	0.28	0.37	—	—	—	—	10.37	3.70[6]	308.90[7]	0.16[7]	2.55[7]	—[8]	—[15]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfo-
lio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and
0.48%–0.56% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Six months ended 2-28-14. Unaudited.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11 The inception date for Class R4 shares is 5-1-12.
12 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 The inception date for Class 1 shares is 4-30-10.
15 Less than 1%.

40	Retirement Choices Portfolios | Semiannual report
See notes to financial statements

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios) nine of which are presented in this report.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). The Lifestyle, Retirement Choices and Retirement Living Portfolios, are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Retirement Choices Portfolios 41

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio’s property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 28, 2014, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2014 were as follows:

Portfolio	Commitment Fees

Retirement Choices at 2050	$221
Retirement Choices at 2045	253
Retirement Choices at 2040	283
Retirement Choices at 2035	334
Retirement Choices at 2030	380
Retirement Choices at 2025	410
Retirement Choices at 2020	369
Retirement Choices at 2015	281
Retirement Choices at 2010	241

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain portfolios have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2013. Availability of a certain amount of the loss carryforwards may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2013:

	No expiration date

Portfolio	Short-Term	Long-Term

Retirement Choices at 2050 Portfolio	—	$199,878
Retirement Choices at 2040 Portfolio	$328,580	—
Retirement Choices at 2035 Portfolio	191,356	—

As of August 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

42 Retirement Choices Portfolios | Semiannual report

The costs of investments owned at February 28, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Choices at 2050 Portfolio	$275,273,873	$38,237,925	($962,203)	$37,275,722
Retirement Choices at 2045 Portfolio	375,458,233	61,566,500	(1,755,609)	59,810,891
Retirement Choices at 2040 Portfolio	509,755,208	83,086,527	(2,454,494)	80,632,033
Retirement Choices at 2035 Portfolio	720,828,442	113,677,214	(4,261,249)	109,415,965
Retirement Choices at 2030 Portfolio	919,074,062	129,321,721	(6,269,197)	123,052,524
Retirement Choices at 2025 Portfolio	1,029,573,000	119,309,743	(7,402,164)	111,907,579
Retirement Choices at 2020 Portfolio	819,300,424	62,897,970	(8,491,951)	54,406,019
Retirement Choices at 2015 Portfolio	428,421,940	13,420,552	(4,374,596)	9,045,956
Retirement Choices at 2010 Portfolio	256,504,225	5,654,438	(1,882,214)	3,772,224

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the portfolios. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust. John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets investment in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT, or JHF III.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The fees on Affiliated Fund Assets and Other Assets are stated as an annual percentage of the current value of the aggregate net assets of the portfolios and similar funds of the Trust and JHFIII. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

	First $7.5 billion of	Excess over $7.5 billion
	aggregate net assets	of aggregate net assets

Affiliated Fund Assets	0.06%	0.05%
Other Assets	0.51%	0.50%

Semiannual report | Retirement Choices Portfolios 43

Expense reimbursements. The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

The Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for the Retirement Choices Portfolios excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, short dividend expense and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The waivers are such that these expenses will not exceed 0.05% of average annual net assets of a portfolio. This expense limitation shall continue in effect until at least December 31, 2014.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class R1, Class R2, Class R4 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.75%, 0.50%, 0.25% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2014.

For the six months ended February 28, 2014, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

			Expense Reimbursement by Class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	$7,055	$7,055	$6,970	$7,444	$6,554	$35,078
Retirement Choices at 2045	7,052	7,052	6,968	7,215	—	28,287
Retirement Choices at 2040	7,052	7,052	6,968	7,227	—	28,299
Retirement Choices at 2035	7,053	7,052	6,968	7,352	—	28,425
Retirement Choices at 2030	7,055	7,054	6,969	7,427	—	28,505
Retirement Choices at 2025	7,058	7,058	6,970	7,512	—	28,598
Retirement Choices at 2020	7,062	7,063	6,972	7,447	—	28,544
Retirement Choices at 2015	7,068	7,068	6,974	7,425	5,553	34,088
Retirement Choices at 2010	7,072	7,072	6,978	7,515	9,512	38,149

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

					Amount recovered
	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	during the
	recovery through	recovery through	recovery through	recovery through	period ended
Fund Name	August 1, 2014	August 1, 2015	August 1, 2016	February 1, 2017	February 28, 2014

Retirement Choices at 2050	$40,352	$66,177	$101,004	$35,078	$5,423
Retirement Choices at 2045	$28,385	$42,509	$76,754	$28,287	$19,692
Retirement Choices at 2040	$7,837	$32,715	$67,317	$28,299	$42,470
Retirement Choices at 2035	—	$6,281	$61,280	$28,425	$29,509
Retirement Choices at 2030	—	$6,255	$61,110	$28,505	$3,352
Retirement Choices at 2025	—	$6,282	$61,304	$28,598	$3,345
Retirement Choices at 2020	—	$6,282	$61,309	$28,544	$3,347
Retirement Choices at 2015	$20,383	$24,322	$65,191	$34,089	$25,941
Retirement Choices at 2010	$27,284	$36,629	$74,316	$38,149	$4,034

Amounts recovered by class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	$1,131	$1,131	$1	$1,098	$2,062	$5,423
Retirement Choices at 2045	1,135	1,135	5	1,102	16,315	19,692
Retirement Choices at 2040	1,138	1,138	8	1,111	39,075	42,470
Retirement Choices at 2035	1,134	1,134	4	1,103	26,134	29,509
Retirement Choices at 2030	1,129	1,130	—	1,093	—	3,352
Retirement Choices at 2025	1,129	1,128	—	1,088	—	3,345
Retirement Choices at 2020	1,128	1,128	—	1,091	—	3,347
Retirement Choices at 2015	1,132	1,132	5	1,106	22,566	25,941
Retirement Choices at 2010	1,127	1,127	—	1,096	684	4,034

44 Retirement Choices Portfolios | Semiannual report

The investment management fees incurred for the six months ended February 28, 2014, including expense waivers and amounts recaptured as discussed above, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate

Retirement Choices at 2050	0.17%
Retirement Choices at 2045	0.19%
Retirement Choices at 2040	0.21%
Retirement Choices at 2035	0.21%
Retirement Choices at 2030	0.24%
Retirement Choices at 2025	0.30%
Retirement Choices at 2020	0.37%
Retirement Choices at 2015	0.44%
Retirement Choices at 2010	0.44%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. Each portfolio has adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

R1	0.50%	0.25%
R2	0.25%	0.25%
R4	0.25%	0.10%
1	0.05%	—

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2014, unless renewed by mutual agreement of the portfolio and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to the following for Class R4 shares, for the six months ended February 28, 2014.

Class R4 12b-1
Portfolio	Reimbursement

Retirement Choices at 2050	$58
Retirement Choices at 2045	57
Retirement Choices at 2040	57
Retirement Choices at 2035	57
Retirement Choices at 2030	56
Retirement Choices at 2025	55
Retirement Choices at 2020	52
Retirement Choices at 2015	51
Retirement Choices at 2010	50

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Retirement Choices Portfolios 45

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Choices at 2050	Class R1	$287	$13	$5,949	$104
	Class R2	144	13	5,949	104
	Class R4	144	13	6,908	105
	Class R6	—	13	5,949	382
	Class 1	64,851	—	—	—
	Total	$65,426	$52	$24,755	$695

Retirement Choices at 2045	Class R1	$287	$13	$5,949	$104
	Class R2	144	13	5,949	104
	Class R4	144	13	6,908	105
	Class R6	—	13	5,949	156
	Class 1	95,606	—	—	—
	Total	$96,181	$52	$24,755	$469

Retirement Choices at 2040	Class R1	$286	$13	$5,949	$104
	Class R2	144	13	5,949	104
	Class R4	144	13	6,908	105
	Class R6	—	24	5,949	158
	Class 1	129,927	—	—	—
	Total	$130,501	$63	$24,755	$471

Retirement Choices at 2035	Class R1	$284	$13	$5,949	$104
	Class R2	145	13	5,949	104
	Class R4	143	13	6,908	105
	Class R6	—	23	5,949	282
	Class 1	184,411	—	—	—
	Total	$184,983	$62	$24,755	$595

Retirement Choices at 2030	Class R1	$280	$13	$5,949	$104
	Class R2	143	13	5,949	104
	Class R4	140	12	6,908	105
	Class R6	—	34	5,949	350
	Class 1	232,331	—	—	—
	Total	$232,894	$72	$24,755	$663

Retirement Choices at 2025	Class R1	$273	$12	$5,949	$104
	Class R2	135	12	5,949	104
	Class R4	136	12	6,908	105
	Class R6	—	63	5,949	411
	Class 1	259,784	—	—	—
	Total	$260,328	$99	$24,755	$724

Retirement Choices at 2020	Class R1	$261	$12	$5,949	$104
	Class R2	129	12	5,949	104
	Class R4	131	12	6,908	105
	Class R6	—	44	5,949	361
	Class 1	203,336	—	—	—
	Total	$203,857	$80	$24,755	$674

Retirement Choices at 2015	Class R1	$249	$11	$5,949	$103
	Class R2	123	11	5,949	103
	Class R4	126	11	6,908	105
	Class R6	—	25	5,949	354
	Class 1	105,149	—	—	—
	Total	$105,647	$58	$24,755	$665

Retirement Choices at 2010	Class R1	$243	$11	$5,949	$103
	Class R2	122	11	5,949	103
	Class R4	124	11	6,908	105
	Class R6	—	18	5,949	445
	Class 1	61,801	—	—	—
	Total	$62,290	$51	$24,755	$756

46 Retirement Choices Portfolios | Semiannual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolio shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

Retirement Choices at 2050 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	9,970	$100,000

Net increase	—	—	9,970	$100,000

Class R2 shares[1]

Sold	—	—	9,970	$100,000

Net increase	—	—	9,970	$100,000

Class R6 shares[1]

Sold	2	$28	9,970	$100,000

Net increase	2	$28	9,970	$100,000

Class 1 shares

Sold	5,955,069	$69,134,605	11,094,899	$116,922,060
Distributions reinvested	453,383	5,340,854	379,757	3,824,151
Repurchased	(213,177)	(2,515,658)	(119,968)	(1,282,446)

Net increase	6,195,275	$71,959,801	11,354,688	$119,463,765

Total net increase	6,195,277	$71,959,829	11,384,598	$119,763,765

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Retirement Choices at 2045 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	8,889	$100,000

Net increase	—	—	8,889	$100,000

Class R2 shares[1]

Sold	88	$1,160	8,889	$100,000

Net increase	88	$1,160	8,889	$100,000

Class R6 shares[1]

Sold	—	—	8,889	$100,000

Net increase	—	—	8,889	$100,000

Class 1 shares

Sold	5,006,235	$65,132,457	11,998,432	$141,461,765
Distributions reinvested	596,885	7,878,883	627,951	7,083,284
Repurchased	(401,331)	(5,290,743)	(321,679)	(3,910,167)

Net increase	5,201,789	$67,720,597	12,304,704	$144,634,882

Total net increase	5,201,877	$67,721,757	12,331,371	$144,934,882

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Semiannual report | Retirement Choices Portfolios 47

Retirement Choices at 2040 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	8,889	$100,000

Net increase	—	—	8,889	$100,000

Class R2 shares[1]

Sold	67	$878	8,889	$100,000

Net increase	67	$878	8,889	$100,000

Class R6 shares[1]

Sold	276	$3,591	16,596	$195,943
Distributions reinvested	157	2,067	—	—
Repurchased	(22)	(287)	—	—

Net increase	411	$5,371	16,596	$195,943

Class 1 shares

Sold	6,377,569	$82,933,703	16,643,376	$195,807,922
Distributions reinvested	802,505	10,568,996	915,828	10,312,219
Repurchased	(303,888)	(3,959,080)	(352,498)	(4,238,816)

Net increase	6,876,186	$89,543,619	17,206,706	$201,881,325

Total net increase	6,876,664	$89,549,868	17,241,080	$202,277,268

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Retirement Choices at 2035 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R2 shares[1]

Sold	385	$4,990	8,881	$100,000

Net increase	385	$4,990	8,881	$100,000

Class R6 shares[1]

Sold	364	$4,695	16,399	$193,200
Distributions reinvested	153	1,998	—	—
Repurchased	(22)	(279)	—	—

Net increase	495	$6,414	16,399	$193,200

Class 1 shares

Sold	8,570,938	$110,555,074	22,573,714	$265,341,294
Distributions reinvested	1,135,908	14,823,596	1,317,387	14,846,952
Repurchased	(660,210)	(8,555,922)	(785,347)	(9,483,569)

Net increase	9,046,636	$116,822,748	23,105,754	$270,704,677

Total net increase	9,047,516	$116,834,152	23,139,915	$271,097,877

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

48 Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2030 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R2 shares[1]

Sold	534	$6,792	8,881	$100,000
Distributions reinvested	6	73	—	—
Repurchased	(45)	(580)	—	—

Net increase	495	$6,285	8,881	$100,000

Class R6 shares[1]

Sold	470	$5,928	31,179	$372,472
Distributions reinvested	303	3,876	—	—
Repurchased	(3,175)	(40,554)	(7,127)	(85,385)

Net increase (decrease)	(2,402)	($30,750)	24,052	$287,087

Class 1 shares

Sold	10,819,313	$137,122,579	30,125,968	$351,785,926
Distributions reinvested	1,440,709	18,426,669	1,642,559	18,478,790
Repurchased	(457,571)	(5,806,910)	(1,509,628)	(17,886,654)

Net increase	11,802,451	$149,742,338	30,258,899	$352,378,062

Total net increase	11,800,544	$149,717,873	30,300,713	$352,865,149

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Retirement Choices at 2025 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	124	$1,503	8,857	$100,000
Repurchased	(54)	(671)	—	—

Net increase	70	$832	8,857	$100,000

Class R2 shares[1]

Sold	—	—	8,857	$100,000

Net increase	—	—	8,857	$100,000

Class R6 shares[1]

Sold	1,593	$19,577	45,486	$537,660
Distributions reinvested	727	8,970	—	—
Repurchased	(106)	(1,293)	—	—

Net increase	2,214	$27,254	45,486	$537,660

Class 1 shares

Sold	11,284,471	$138,780,870	33,889,749	$392,883,409
Distributions reinvested	1,630,924	20,125,603	1,958,039	21,969,196
Repurchased	(1,730,115)	(21,327,835)	(1,879,245)	(22,174,537)

Net increase	11,185,280	$137,578,638	33,968,543	$392,678,068

Total net increase	11,187,564	$137,606,724	34,031,743	$393,415,728

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Semiannual report | Retirement Choices Portfolios 49

Retirement Choices at 2020 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	128	$1,504	8,850	$100,000
Repurchased	(56)	(666)	—	—

Net increase	72	$838	8,850	$100,000

Class R2 shares[1]

Sold	—	—	8,850	$100,000

Net increase	—	—	8,850	$100,000

Class R4 shares[2]

Sold	32	$389	—	—
Repurchased	(33)	(395)	—	—

Net decrease	(1)	($6)	—	—

Class R6 shares[1]

Sold	551	$6,498	35,399	$407,422
Distributions reinvested	486	5,714	—	—
Repurchased	(2,624)	(31,337)	—	—

Net increase (decrease)	(1,587)	($19,125)	35,399	$407,422

Class 1 shares

Sold	8,171,524	$96,286,944	28,133,519	$321,654,148
Distributions reinvested	1,367,405	16,067,014	1,548,498	17,327,698
Repurchased	(2,815,337)	(33,229,302)	(2,938,050)	(33,936,812)

Net increase	6,723,592	$79,124,656	26,743,967	$305,045,034

Total net increase	6,722,076	$79,106,363	26,797,066	$305,652,456

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2015 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	134	$1,502	8,881	$100,000
Repurchased	(58)	(659)	—	—

Net increase	76	$843	8,881	$100,000

Class R2 shares[1]

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R6 shares[1]

Sold	278	$3,101	21,854	$244,056
Distributions reinvested	193	2,143	—	—
Repurchased	(3,118)	(34,736)	—	—

Net increase (decrease)	(2,647)	($29,492)	21,854	$244,056

Class 1 shares

Sold	4,588,806	$51,455,149	15,087,434	$169,317,685
Distributions reinvested	723,945	8,021,306	946,791	10,471,506
Repurchased	(3,264,161)	(36,427,088)	(5,208,677)	(58,005,775)

Net increase	2,048,590	$23,049,367	10,825,548	$121,783,416

Total net increase	2,046,019	$23,020,718	10,865,164	$122,227,472

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

50 Retirement Choices Portfolios | Semiannual report

Retirement Choices at 2010 Portfolio

	Six months ended 2-28-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	—	—	8,921	$100,002

Net increase	—	—	8,921	$100,002

Class R2 shares[1]

Sold	—	—	8,921	$100,000

Net increase	—	—	8,921	$100,000

Class R6 shares[1]

Sold	—	—	14,150	$157,160
Distributions reinvested	78	$851	—	—
Repurchased	(15)	(162)	—	—

Net increase	63	$689	14,150	$157,160

Class 1 shares

Sold	4,163,837	$45,811,724	10,813,383	$120,034,822
Distributions reinvested	335,016	3,655,027	634,620	6,949,086
Repurchased	(2,711,694)	(29,773,000)	(7,332,957)	(80,760,658)

Net increase	1,787,159	$19,693,751	4,115,046	$46,223,250

Total net increase	1,787,222	$19,694,440	4,147,038	$46,580,412

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2014:

Portfolio	Class	% By Class

Retirement Choices at 2050	R1	100%
Retirement Choices at 2050	R2	100%
Retirement Choices at 2050	R4	100%
Retirement Choices at 2050	R6	100%
Retirement Choices at 2045	R1	100%
Retirement Choices at 2045	R2	99%
Retirement Choices at 2045	R4	100%
Retirement Choices at 2045	R6	100%
Retirement Choices at 2040	R1	100%
Retirement Choices at 2040	R2	99%
Retirement Choices at 2040	R4	100%
Retirement Choices at 2040	R6	52%
Retirement Choices at 2035	R1	100%
Retirement Choices at 2035	R2	96%
Retirement Choices at 2035	R4	100%
Retirement Choices at 2035	R6	53%
Retirement Choices at 2030	R1	100%
Retirement Choices at 2030	R2	95%
Retirement Choices at 2030	R4	100%
Retirement Choices at 2030	R6	41%
Retirement Choices at 2025	R1	99%
Retirement Choices at 2025	R2	100%
Retirement Choices at 2025	R4	100%
Retirement Choices at 2025	R6	19%
Retirement Choices at 2020	R1	99%
Retirement Choices at 2020	R2	100%
Retirement Choices at 2020	R4	100%
Retirement Choices at 2020	R6	26%
Retirement Choices at 2015	R1	99%
Retirement Choices at 2015	R2	100%
Retirement Choices at 2015	R4	100%
Retirement Choices at 2015	R6	46%
Retirement Choices at 2010	R1	100%
Retirement Choices at 2010	R2	100%
Retirement Choices at 2010	R4	100%
Retirement Choices at 2010	R6	63%

Semiannual report | Retirement Choices Portfolios 51

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to the following for the six months ended February 28, 2014:

Portfolio	Purchases	Sales

Retirement Choices at 2050	$96,124,300	$23,323,225
Retirement Choices at 2045	102,053,990	33,432,754
Retirement Choices at 2040	133,214,179	41,940,291
Retirement Choices at 2035	182,159,590	63,332,341
Retirement Choices at 2030	232,628,298	83,606,509
Retirement Choices at 2025	263,209,252	128,104,655
Retirement Choices at 2020	177,753,688	104,368,340
Retirement Choices at 2015	67,911,603	49,540,604
Retirement Choices at 2010	48,730,019	30,450,967

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2014, the following portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Choices 2045	Strategic Equity Allocation	5.6%
Retirement Choices 2040	Strategic Equity Allocation	7.5%
Retirement Choices 2035	Strategic Equity Allocation	10.0%
Retirement Choices 2030	Strategic Equity Allocation	11.1%
Retirement Choices 2025	Strategic Equity Allocation	9.3%
Retirement Choices 2025	Short Term Government Income	7.4%
Retirement Choices 2020	Short Term Government Income	5.6%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds is as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Choices at 2050 Portfolio
Short Term Government Income	138,925	141,617	(1,349)	279,193	$18,926	—	($432)	$2,736,093
Strategic Equity Allocation	12,504,423	4,184,016	(142,492)	16,545,947	2,846,550	$2,922,303	332,372	217,413,743
					$2,865,476	$2,922,303	$331,940	$220,149,836
Retirement Choices at 2045 Portfolio
Short Term Government Income	190,791	102,316	(2,172)	290,935	$21,145	—	($608)	$2,851,159
Strategic Equity Allocation	19,161,378	3,954,603	(223,198)	22,892,783	4,159,585	$4,270,281	(22,972)	300,811,165
					$4,180,730	$4,270,281	($23,580)	$303,662,324
Retirement Choices at 2040 Portfolio
Short Term Government Income	249,614	88,541	(5,067)	333,088	$24,033	—	($1,545)	$3,264,263
Strategic Equity Allocation	25,817,992	4,960,114	(73,746)	30,704,360	5,569,888	$5,718,115	(8,539)	403,455,295
					$5,593,921	$5,718,115	($10,084)	$406,719,558
Retirement Choices at 2035 Portfolio
Short Term Government Income	697,879	156,597	(17,054)	837,422	$61,236	—	($5,356)	$8,206,739
Strategic Equity Allocation	35,176,133	6,068,730	(552,235)	40,692,628	7,452,501	$7,650,830	36,434	534,701,131
					$7,513,737	$7,650,830	$31,078	$542,907,870
Retirement Choices at 2030 Portfolio
Short Term Government Income	893,719	170,066	(48,792)	1,014,993	$75,295	—	($14,469)	$9,946,935
Strategic Equity Allocation	39,661,053	6,399,985	(659,383)	45,401,655	8,309,157	$8,530,283	60,650	596,577,751
					$8,384,452	$8,530,283	$46,181	$606,524,686
Retirement Choices at 2025 Portfolio
Short Term Government Income	1,576,001	278,167	(72,877)	1,781,291	$133,752	—	($21,836)	$17,456,647
Strategic Equity Allocation	35,536,898	4,879,896	(2,460,439)	37,956,355	7,087,680	$7,276,300	1,459,435	498,746,501
					$7,221,432	$7,276,300	$1,437,599	$516,203,148

52 Retirement Choices Portfolios | Semiannual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Choices at 2020 Portfolio
Short Term Government Income	1,232,782	158,235	(39,967)	1,351,050	$3,470,730	—	($11,395)	$13,240,286
Strategic Equity Allocation	18,809,310	2,503,373	(2,984,113)	18,328,570	104,612	$3,563,094	3,227,817	240,837,414
					$3,575,342	$3,563,094	$3,216,422	$254,077,700
Retirement Choices at 2015 Portfolio
Short Term Government Income	872,505	106,416	(42,089)	936,832	$75,239	—	($11,837)	$9,180,951
Strategic Equity Allocation	4,262,592	694,694	(1,424,825)	3,532,461	699,337	$717,948	1,159,532	46,416,535
					$774,576	$717,948	$1,147,695	$55,597,486
Retirement Choices at 2010 Portfolio
Short Term Government Income	483,646	90,583	(43,626)	530,603	$41,803	—	($12,270)	$5,199,905
Strategic Equity Allocation	1,493,345	387,911	(388,328)	1,492,928	290,894	$298,636	51,852	19,617,072
					$332,697	$298,636	$39,582	$24,816,977

Semiannual report | Retirement Choices Portfolios 53

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America) Limited
Deborah C. Jackson
Hassell H. McClellan	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
Warren A. Thomson†
Custodian
Officers	State Street Bank and Trust Company
Andrew G. Arnott#
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3 13 14

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

54 Retirement Choices Portfolios | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	RCPSA	2/14
MF177871		4/14

JOHN HANCOCK

Funds II

2.28.2014 **Semiannual Report**

John Hancock

John Hancock Funds II

Semiannual report — Table of contents

Sector weightings	3
Shareholder expense example	8
Portfolio of investments (See below for each fund’s page #)	13–222
Statements of assets and liabilities	223
Statements of operations	236
Statements of changes in net assets	249
Financial highlights	258
Notes to financial statements	270
Evaluation of advisory and subadvisory agreements by the board of trustees	335
For more information	338

	Portfolio of		Portfolio of
Fund	investments	Fund	investments
Active Bond Fund	13	Lifestyle II Balanced Portfolio	97
All Cap Core Fund	31	Lifestyle II Conservative Portfolio	97
Alpha Opportunities Fund	34	Lifestyle II Growth Portfolio	97
Asia Pacific Total Return Bond Fund	39	Lifestyle II Moderate Portfolio	98
Blue Chip Growth Fund	42	Mid Cap Growth Index Fund	98
Capital Appreciation Fund	44	Mid Cap Stock Fund	101
Capital Appreciation Value Fund	45	Mid Cap Value Index Fund	103
Core Bond Fund	50	Mid Value Fund	107
Core Diversified Growth & Income Portfolio	57	Mutual Shares Fund	109
Core Fundamental Holdings Portfolio	57	Real Estate Equity Fund	111
Core Global Diversification Portfolio	57	Real Estate Securities Fund	112
Equity-Income Fund	58	Real Return Bond Fund	113
Fundamental Global Franchise Fund	60	Redwood Fund	115
Fundamental Value Fund	61	Science & Technology Fund	116
Global Bond Fund	62	Short Term Government Income Fund	118
Global Equity Fund	68	Small Cap Growth Fund	119
Global Real Estate Fund	69	Small Cap Opportunities Fund	121
Health Sciences Fund	71	Small Company Growth Fund	132
High Yield Fund	72	Small Company Value Fund	134
International Growth Opportunities Fund	81	Spectrum Income Fund	137
International Growth Stock Fund	82	Strategic Equity Allocation Fund	171
International Small Cap Fund	83	Total Return Fund	206
International Value Fund	85	U.S. High Yield Bond Fund	212
Investment Quality Bond Fund	86	Value Fund	217
Lifestyle II Aggressive Portfolio	96

2

John Hancock Funds II

Sector weightings

Active Bond Fund
% of
Portfolio Composition*	Total

Collateralized Mortgage Obligations	20.5
Financials	19.6
U.S. Government Agency	17.5
Energy	6.1
U.S. Government	6.0
Industrials	4.9
Asset Backed Securities	4.6
Consumer Discretionary	4.2
Telecommunication Services	3.3
Materials	2.9
Utilities	2.7
Consumer Staples	1.9
Health Care	1.7
Information Technology	0.6
Foreign Government Obligations	0.1
Municipal Bonds	0.1
Short-Term Investments & Other	3.3

All Cap Core Fund
% of
Sector Weighting*	Total

Information Technology	18.7
Financials	17.1
Industrials	14.4
Health Care	13.2
Consumer Discretionary	12.9
Energy	7.7
Consumer Staples	6.2
Utilities	3.8
Materials	3.3
Telecommunication Services	1.0
Short-Term Investments & Other	1.7

Alpha Opportunities Fund
% of
Sector Weighting*	Total

Information Technology	19.5
Consumer Discretionary	19.0
Health Care	17.8
Industrials	14.8
Financials	9.3
Energy	7.4
Consumer Staples	4.4
Materials	4.1
Utilities	0.7
Telecommunication Services	0.5
Short-Term Investments & Other	2.5

Asia Pacific Total Return Bond Fund
% of
Portfolio Composition*	Total

Financials	38.5
Foreign Government Obligations	33.0
Energy	5.6
Consumer Discretionary	3.7
Utilities	3.2
Consumer Staples	2.7
Industrials	2.4
Materials	2.1
Telecommunication Services	2.0
Other	6.8

Blue Chip Growth Fund
% of
Sector Weighting*	Total

Consumer Discretionary	26.6
Information Technology	23.3
Health Care	16.8
Industrials	13.7
Financials	6.2
Energy	4.3
Materials	4.1
Consumer Staples	2.5
Telecommunication Services	2.0
Short-Term Investments & Other	0.5

Capital Appreciation Fund
% of
Sector Weighting*	Total

Information Technology	28.1
Consumer Discretionary	27.3
Health Care	21.8
Industrials	7.7
Consumer Staples	5.5
Energy	3.7
Financials	2.2
Materials	1.9
Telecommunication Services	1.1
Short-Term Investments & Other	0.7

Capital Appreciation Value Fund
% of
Sector Weighting*	Total

Financials	14.3
Consumer Discretionary	13.3
Industrials	11.5
Health Care	10.3
Consumer Staples	10.0
Telecommunication Services	7.3
Information Technology	7.2
Utilities	6.1
Energy	6.0
U.S. Government	5.9
Asset Backed Securities	0.7
Materials	0.3
Short-Term Investments & Other	7.1

Core Bond Fund
% of
Portfolio Composition**	Total

U.S. Government	25.5
U.S. Government Agency	25.4
Asset Backed Securities	12.6
Collateralized Mortgage Obligations	10.0
Financials	7.7
Energy	2.8
Consumer Discretionary	2.2
Foreign Government Obligations	2.0
Telecommunication Services	1.5
Consumer Staples	1.4
Health Care	1.4
Utilities	1.3
Municipal Bonds	1.0
Information Technology	0.7
Materials	0.6
Industrials	0.4
Short-Term Investments	3.5

Core Diversified Growth & Income
Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	40.0

Equity	28.0
Fixed Income	12.0

American Funds Insurance Series	60.0

Equity	42.0
Fixed Income	18.0

Core Fundamental Holdings Portfolio
% of
Underlying Funds**	Total

Affiliated Investment Companies	40.0

Equity	24.1
Fixed Income	15.9

American Funds Insurance Series	60.0

Equity	36.1
Fixed Income	23.9

Core Global Diversification Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	28.4

Equity	14.5
Fixed Income	13.9

American Funds Insurance Series	60.1

Equity	39.2
Fixed Income	20.9

Exchange Traded Funds	11.5

3

John Hancock Funds II

Sector weightings

Equity-Income Fund
% of
Sector Weighting*	Total

Financials	19.4
Industrials	14.8
Energy	14.0
Consumer Discretionary	10.4
Information Technology	9.6
Health Care	6.2
Utilities	5.3
Materials	4.9
Consumer Staples	4.9
Telecommunication Services	3.3
Short-Term Investments & Other	7.2

Fundamental Global Franchise Fund
% of
Sector Weighting*	Total

Consumer Staples	45.2
Information Technology	21.6
Consumer Discretionary	19.1
Health Care	5.9
Industrials	4.2
Short-Term Investments & Other	4.0

Fundamental Value Fund
% of
Sector Weighting*	Total

Financials	32.9
Consumer Discretionary	13.8
Information Technology	13.0
Consumer Staples	10.8
Energy	7.5
Health Care	7.3
Materials	6.0
Industrials	4.3
Short-Term Investments & Other	4.4

Global Bond Fund
% of
Portfolio Composition*	Total

Foreign Government Obligations	41.5
Financials	18.1
Collateralized Mortgage Obligations	14.7
U.S. Government	4.3
Energy	1.6
Consumer Discretionary	1.3
U.S. Government Agency	1.3
Asset Backed Securities	1.1
Telecommunication Services	0.7
Consumer Staples	0.6
Industrials	0.6
Information Technology	0.4
Materials	0.4
Purchased Options	0.2
Short-Term Investments & Other	13.2

Global Equity Fund
% of
Sector Weighting*	Total

Financials	15.3
Consumer Discretionary	15.1
Health Care	14.5
Consumer Staples	14.4
Industrials	13.6
Information Technology	11.5
Energy	7.5
Materials	2.4
Telecommunication Services	2.1
Short-Term Investments & Other	3.6

Global Real Estate Fund
% of
Industry Weighting*	Total

Retail REITs	23.5
Real Estate Management & Development	13.3
Office REITs	13.2
Specialized REITs	13.0
Diversified REITs	12.7
Residential REITs	9.1
Real Estate Operating Companies	8.3
Industrial REITs	4.5
Real Estate Development	1.3
Marine Ports & Services	0.1
Short-Term Investments & Other	1.0

Health Sciences Fund
% of
Sector Weighting*	Total

Health Care	92.5
Industrials	1.8
Consumer Staples	1.7
Information Technology	0.8
Short-Term Investments & Other	3.2

High Yield Fund
% of
Portfolio Composition*	Total

Consumer Discretionary	19.1
Energy	17.7
Industrials	15.6
Financials	10.1
Materials	8.6
Telecommunication Services	8.3
Consumer Staples	5.9
Health Care	5.1
Utilities	3.1
Information Technology	2.9
Foreign Government Obligations	1.0
Short-Term Investments & Other	2.6

International Growth Opportunities
Fund
% of
Sector Weighting*	Total

Financials	23.9
Information Technology	20.1
Consumer Discretionary	18.4
Industrials	14.7
Materials	7.5
Consumer Staples	5.1
Telecommunication Services	4.5
Health Care	4.3
Energy	0.5
Short-Term Investments & Other	1.0

International Growth Stock Fund
% of
Sector Weighting*	Total

Consumer Discretionary	23.3
Financials	14.7
Information Technology	13.3
Industrials	9.8
Health Care	9.7
Consumer Staples	8.8
Energy	8.2
Materials	3.3
Telecommunication Services	1.8
Utilities	0.9
Short-Term Investments & Other	6.2

International Small Cap Fund
% of
Sector Weighting*	Total

Consumer Discretionary	27.1
Industrials	17.8
Information Technology	13.4
Financials	13.3
Consumer Staples	6.1
Materials	5.0
Energy	4.8
Health Care	4.7
Utilities	1.2
Short-Term Investments & Other	6.6

International Value Fund
% of
Sector Weighting*	Total

Financials	26.1
Energy	17.6
Health Care	11.0
Industrials	8.6
Consumer Discretionary	7.2
Telecommunication Services	6.7
Information Technology	5.8
Materials	5.2
Consumer Staples	4.7
Utilities	0.3
Short-Term Investments & Other	6.8

4

John Hancock Funds II

Sector weightings

Investment Quality Bond Fund
% of
Portfolio Composition*	Total

U.S. Government	25.7
Financials	23.1
Collateralized Mortgage Obligations	8.3
Consumer Discretionary	6.8
Energy	5.7
Utilities	3.9
Industrials	3.5
Telecommunication Services	3.4
Municipal Bonds	3.1
Asset Backed Securities	2.9
Foreign Government Obligations	2.9
Health Care	2.7
Consumer Staples	2.4
U.S. Government Agency	2.0
Information Technology	1.5
Materials	1.0
Short-Term Investments & Other	1.1

Lifestyle II Aggressive Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	67.1

Equity	67.1
Unaffiliated Investment Companies/
Exchange Traded Funds	32.9

Equity	32.9

Lifestyle II Balanced Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	40.9

Equity	40.9
Unaffiliated Investment Companies/
Exchange Traded Funds	59.1

Fixed Income	39.1
Equity	20.0

Lifestyle II Conservative Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	13.7

Equity	13.7
Unaffiliated Investment Companies/
Exchange Traded Funds	86.3

Fixed Income	79.6
Equity	6.7

Lifestyle II Growth Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	54.7

Equity	54.7
Unaffiliated Investment Companies/
Exchange Traded Funds	45.2

Equity	26.8
Fixed Income	18.4
Other Assets	0.1

Lifestyle II Moderate Portfolio
% of
Underlying Funds*	Total

Affiliated Investment Companies	27.2

Equity	27.2
Unaffiliated Investment Companies/
Exchange Traded Funds	72.8

Fixed Income	59.5
Equity	13.3

Mid Cap Growth Index Fund
% of
Sector Weighting*	Total

Consumer Discretionary	20.9
Information Technology	18.9
Industrials	17.3
Health Care	15.9
Energy	9.1
Financials	6.3
Consumer Staples	4.2
Materials	3.8
Telecommunication Services	1.2
Utilities	0.4
Short-Term Investments & Other	2.0

Mid Cap Stock Fund
% of
Sector Weighting*	Total

Information Technology	27.4
Consumer Discretionary	25.2
Health Care	16.6
Industrials	14.3
Consumer Staples	4.9
Energy	3.9
Financials	2.7
Materials	2.4
Short-Term Investments & Other	2.6

Mid Cap Value Index Fund
% of
Sector Weighting*	Total

Financials	28.6
Consumer Discretionary	12.5
Industrials	11.0
Information Technology	10.8
Utilities	10.0
Materials	9.7
Consumer Staples	6.7
Energy	6.3
Health Care	3.3
Telecommunication Services	0.6
Short-Term Investments & Other	0.5

Mid Value Fund
% of
Sector Weighting*	Total

Financials	26.6
Industrials	10.5
Consumer Discretionary	9.8
Energy	8.9
Materials	8.8
Consumer Staples	8.6
Utilities	8.0
Health Care	7.1
Information Technology	5.2
Telecommunication Services	0.7
Short-Term Investments & Other	5.8

Mutual Shares Fund
% of
Sector Weighting*	Total

Financials	17.1
Consumer Staples	12.0
Information Technology	11.9
Energy	11.9
Consumer Discretionary	11.4
Health Care	11.4
Materials	4.8
Industrials	4.5
Utilities	3.0
Telecommunication Services	2.1
Short-Term Investments & Other	9.9

Real Estate Equity Fund
% of
Industry Weighting*	Total

Retail REITs	32.1
Residential REITs	18.2
Office REITs	15.5
Specialized REITs	11.9
Industrial REITs	8.5
Diversified REITs	5.2
Hotels, Resorts & Cruise Lines	3.3
Real Estate Operating Companies	1.1
Short-Term Investments & Other	4.2

5

John Hancock Funds II

Sector weightings

Real Estate Securities Fund
% of
Industry Weighting*	Total

Retail REITs	27.0
Specialized REITs	25.8
Residential REITs	16.6
Office REITs	14.8
Diversified REITs	9.0
Industrial REITs	6.0
Short-Term Investments & Other	0.8

Real Return Bond Fund
% of
Portfolio Composition**	Total

U.S. Government	87.5
Foreign Government Obligations	5.5
Asset Backed Securities	3.3
Collateralized Mortgage Obligations	2.5
Consumer Discretionary	0.4
Utilities	0.2
Materials	0.2
Industrials	0.2
Financials	0.1
Municipal Bonds	0.1

Redwood Fund
% of
Sector Weighting*	Total

Consumer Discretionary	16.4
Health Care	14.2
Information Technology	12.9
Consumer Staples	7.0
Industrials	6.4
Energy	5.4
Financials	4.5
Materials	0.8
Short-Term Investments & Other	32.4

Science & Technology Fund
% of
Sector Weighting*	Total

Information Technology	79.3
Consumer Discretionary	11.8
Health Care	2.0
Industrials	0.6
Telecommunication Services	0.3
Short-Term Investments & Other	6.0

Short Term Government Income Fund
% of
Portfolio Composition*	Total

U.S. Government Agency	72.8
U.S. Government	20.6
Collateralized Mortgage Obligations	4.0
Short-Term Investments & Other	2.6

Small Cap Growth Fund
% of
Sector Weighting*	Total

Information Technology	36.0
Industrials	19.7
Health Care	17.0
Consumer Discretionary	12.8
Financials	7.1
Consumer Staples	2.6
Energy	2.1
Materials	1.1
Short-Term Investments & Other	1.6

Small Cap Opportunities Fund
% of
Sector Weighting*	Total

Financials	23.8
Industrials	17.4
Information Technology	16.7
Consumer Discretionary	13.9
Health Care	9.7
Energy	8.2
Materials	5.9
Consumer Staples	2.4
Utilities	0.7
Telecommunication Services	0.5
Short-Term Investments & Other	0.8

Small Company Growth Fund
% of
Sector Weighting*	Total

Information Technology	25.8
Industrials	16.9
Health Care	16.9
Consumer Discretionary	12.4
Financials	11.1
Energy	5.6
Materials	3.7
Consumer Staples	2.0
Telecommunication Services	1.2
Utilities	0.8
Short-Term Investments & Other	3.6

Small Company Value Fund
% of
Sector Weighting*	Total

Industrials	24.4
Financials	22.9
Consumer Discretionary	14.7
Information Technology	11.3
Materials	10.0
Energy	5.9
Utilities	3.9
Health Care	3.8
Consumer Staples	0.7
Telecommunication Services	0.4
Short-Term Investments & Other	2.0

Spectrum Income Fund
% of
Portfolio Composition*	Total

U.S. Government Agency	15.5
Foreign Government Obligations	14.9
Financials	12.6
Consumer Discretionary	8.4
Energy	8.1
Industrials	5.7
U.S. Government	5.4
Telecommunication Services	4.5
Materials	3.5
Information Technology	3.0
Consumer Staples	2.9
Health Care	2.8
Collateralized Mortgage Obligations	2.8
Asset Backed Securities	2.6
Utilities	2.3
Municipal Bonds	0.8
Short-Term Investments & Other	4.2

Strategic Equity Allocation Fund
% of
Sector Weighting*	Total

Financials	18.1
Information Technology	14.3
Consumer Discretionary	11.4
Health Care	11.3
Industrials	10.9
Consumer Staples	8.3
Energy	7.9
Materials	4.8
Utilities	3.1
Telecommunication Services	2.9
Short-Term Investments & Other	7.0

Total Return Fund
% of
Portfolio Composition**	Total

U.S. Government Agency	33.2
U.S. Government	28.1
Financials	8.5
Collateralized Mortgage Obligations	7.0
Foreign Government Obligations	6.5
Municipal Bonds	5.6
Consumer Discretionary	0.7
Asset Backed Securities	0.7
Materials	0.6
Industrials	0.6
Energy	0.5
Telecommunication Services	0.2
Health Care	0.2
Short-Term Investments	7.6

6

John Hancock Funds II

Sector weightings

U.S. High Yield Bond Fund
% of
Portfolio Composition*	Total

Consumer Discretionary	24.0
Financials	16.1
Energy	16.0
Telecommunication Services	12.3
Health Care	7.3
Industrials	7.0
Information Technology	6.4
Utilities	5.0
Materials	2.5
Consumer Staples	1.3
Short-Term Investments & Other	2.1

Value Fund
% of
Sector Weighting*	Total

Financials	24.2
Industrials	15.8
Consumer Discretionary	12.5
Information Technology	10.5
Health Care	9.8
Energy	7.5
Materials	6.3
Utilities	4.4
Consumer Staples	3.8
Telecommunication Services	2.6
Short-Term Investments & Other	2.6

* As a percentage of net assets.
** As a percentage of total investments.

7

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, in addition to the operating expenses which the funds bear directly, the funds indirectly bear a pro rata share of the operating expenses of the underlying funds in which the funds invest. Because the underlying funds have varied operating expenses and transaction costs and the funds may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the funds will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 through February 28, 2014).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2013–	Expense
	9/1/2013	2/28/2014	2/28/2014	Ratio

Active Bond Fund

Class 1 — Actual	$1,000.00	$1,044.10	$3.40	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.36	0.67%
Series NAV — Actual	1,000.00	1,044.40	3.14	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

All Cap Core Fund

Series NAV — Actual	$1,000.00	$1,152.40	$4.27	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Alpha Opportunities Fund

Class NAV — Actual	$1,000.00	$1,179.30	$5.30	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Asia Pacific Total Return Bond Fund

Class NAV — Actual	$1,000.00	$1,039.70	$4.35	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

8

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2013–	Expense
	9/1/2013	2/28/2014	2/28/2014	Ratio

Blue Chip Growth Fund

Class 1 — Actual	$1,000.00	$1,243.20	$4.56	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	1,243.40	4.28	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Capital Appreciation Fund

Class 1 — Actual	$1,000.00	$1,252.30	$4.36	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,253.40	4.08	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Capital Appreciation Value Fund

Class NAV — Actual	$1,000.00	$1,113.80	$4.19	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Core Bond Fund

Class 1 — Actual	$1,000.00	$1,033.70	$3.38	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class NAV — Actual	1,000.00	1,034.80	3.13	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Core Diversified Growth & Income Portfolio

Class 1 — Actual	$1,000.00	$1,113.10	$0.68	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]

Core Fundamental Holdings Portfolio

Class 1 — Actual	$1,000.00	$1,098.80	$0.68	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]

Core Global Diversification Portfolio

Class 1 — Actual	$1,000.00	$1,107.10	$0.68	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]

Equity-Income Fund

Class 1 — Actual	$1,000.00	$1,114.10	$4.35	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,114.10	4.09	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Fundamental Global Franchise Fund

Class A — Actual	$1,000.00	$1,108.80	$7.01	1.34%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.71	1.34%
Class I — Actual	1,000.00	1,110.80	5.34	1.02%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Class NAV — Actual	1,000.00	1,111.90	4.66	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Fundamental Value Fund

Class NAV — Actual	$1,000.00	$1,148.50	$4.21	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Global Bond Fund

Class 1 — Actual	$1,000.00	$1,039.70	$4.45	0.88%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.41	0.88%
Class NAV — Actual	1,000.00	1,039.80	4.20	0.83%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.16	0.83%

Global Equity Fund

Class A — Actual	$1,000.00	$1,122.10	$7.00	1.33%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Class I — Actual	1,000.00	1,123.40	5.53	1.05%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Class NAV — Actual	1,000.00	1,124.50	4.90	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%

9

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2013–	Expense
	9/1/2013	2/28/2014	2/28/2014	Ratio

Global Real Estate Fund

Class NAV — Actual	$1,000.00	$1,092.20	$5.19	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Health Sciences Fund

Class NAV — Actual	$1,000.00	$1,294.70	$5.80	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

High Yield Fund

Class 1 — Actual	$1,000.00	$1,071.20	$3.85	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class NAV — Actual	1,000.00	1,070.90	3.59	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%

International Growth Opportunities Fund

Class NAV — Actual	$1,000.00	$1,174.30	$5.12	0.95%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%

International Growth Stock Fund

Class NAV — Actual	$1,000.00	$1,130.70	$4.81	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%

International Small Cap Fund

Class 1 — Actual	$1,000.00	$1,151.20	$5.97	1.12%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Class NAV — Actual	1,000.00	1,151.80	5.71	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

International Value Fund

Class 1 — Actual	$1,000.00	$1,144.20	$5.10	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Class NAV — Actual	1,000.00	1,144.40	4.84	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%

Investment Quality Bond Fund

Class 1 — Actual	$1,000.00	$1,038.40	$3.44	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	1,038.70	3.18	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

Lifestyle II Aggressive Portfolio

Class R6 — Actual	$1,000.00	$1,000.90	$0.64	0.39%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%[2]
Class 1 — Actual	1,000.00	1,009.00	0.56	0.34%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[2]

Lifestyle II Balanced Portfolio

Class R6 — Actual	$1,000.00	$1,016.00	$0.85	0.51%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%[2]
Class 1 — Actual	1,000.00	1,016.00	0.76	0.46%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%[2]

Lifestyle II Conservative Portfolio

Class R6 — Actual	$1,000.00	$1,021.00	$1.05	0.63%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[2]
Class 1 — Actual	1,000.00	1,021.00	0.96	0.58%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%[2]

Lifestyle II Growth Portfolio

Class R6 — Actual	$1,000.00	$1,012.00	$0.74	0.45%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Class 1 — Actual	1,000.00	1,012.00	0.66	0.40%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[2]

Lifestyle II Moderate Portfolio

Class R6 — Actual	$1,000.00	$1,017.00	$0.94	0.57%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.86	0.57%[2]
Class 1 — Actual	1,000.00	1,018.00	0.86	0.52%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%[2]

10

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2013–	Expense
	9/1/2013	2/28/2014	2/28/2014	Ratio

Mid Cap Growth Index Fund

Class 1 — Actual	$1,000.00	$1,201.50	$3.55	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Mid Cap Stock Fund

Class 1 — Actual	$1,000.00	$1,193.00	$4.95	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class NAV — Actual	1,000.00	1,193.10	4.68	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

Mid Cap Value Index Fund

Class 1 — Actual	$1,000.00	$1,160.90	$2.68	0.50%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Mid Value Fund

Class NAV — Actual	$1,000.00	$1,160.20	$5.25	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Mutual Shares Fund

Class NAV — Actual	$1,000.00	$1,110.80	$5.13	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Real Estate Equity Fund

Class NAV — Actual	$1,000.00	$1,130.60	$4.65	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Real Estate Securities Fund

Class 1 — Actual	$1,000.00	$1,121.80	$4.10	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Real Return Bond Fund

Class 1 — Actual	$1,000.00	$1,023.70	$4.01	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Class NAV — Actual	1,000.00	1,024.20	3.76	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Redwood Fund

Class A — Actual[4]	$1,000.00	$1,006.20	$2.67	1.62%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,016.80	8.10	1.62%
Class I — Actual[4]	1,000.00	1,007.10	2.14	1.30%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Class R6 — Actual[4]	1,000.00	1,007.10	1.93	1.17%
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Class NAV — Actual	1,000.00	1,036.10	5.81	1.15%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%

Science & Technology Fund

Class NAV — Actual	$1,000.00	$1,236.90	$5.60	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Short Term Government Income Fund

Class NAV — Actual	$1,000.00	$1,009.50	$3.09	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Small Cap Growth Fund

Class NAV — Actual	$1,000.00	$1,212.20	$6.09	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%

Small Cap Opportunities Fund

Class 1 — Actual	$1,000.00	$1,166.60	$5.48	1.02%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Class NAV — Actual	1,000.00	1,166.70	5.21	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

Small Company Growth Fund

Class NAV — Actual	$1,000.00	$1,209.60	$5.81	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%

11

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2013–	Expense
	9/1/2013	2/28/2014	2/28/2014	Ratio

Small Company Value Fund

Class 1 — Actual	$1,000.00	$1,158.00	$5.67	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Class NAV — Actual	1,000.00	1,158.30	5.40	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Spectrum Income Fund

Class NAV — Actual	$1,000.00	$1,054.40	$3.87	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Strategic Equity Allocation Fund

Class NAV — Actual	$1,000.00	$1,146.50	$2.71	0.51%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Total Return Fund

Class 1 — Actual	$1,000.00	$1,036.20	$3.79	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class NAV — Actual	1,000.00	1,035.80	3.53	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.51	0.70%

U.S. High Yield Bond Fund

Class 1 — Actual	$1,000.00	$1,060.90	$4.14	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class NAV — Actual	1,000.00	1,061.20	3.88	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Value Fund

Class NAV — Actual	$1,000.00	$1,150.90	$3.89	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.31%—0.62%
Core Fundamental Holdings Portfolio	0.31%—0.62%
Core Global Diversification Portfolio	0.10%—0.62%
Lifestyle II Aggressive Portfolio	0.10%—0.51%
Lifestyle II Balanced Portfolio	0.10%—0.65%
Lifestyle II Conservative Portfolio	0.10%—0.65%
Lifestyle II Growth Portfolio	0.10%—0.65%
Lifestyle II Moderate Portfolio	0.10%—0.65%

3 The inception date for Lifestyle II Aggressive Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio and Lifestyle II Moderate Portfolio is 12-30-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (60), and divided by 365 (to reflect the period).

4 The inception date for Class A, Class I and Class R6 of Redwood Fund is 12-30-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (60), and divided by 365 (to reflect the period).

12

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.5%
U.S. Government - 6.0%
U.S. Treasury Bond 3.750%, 11/15/2043		$44,825,000	$46,169,750
U.S. Treasury Notes
1.000%, 06/30/2019		5,755,000	5,562,564
1.375%, 09/30/2018		5,000,000	4,999,610
1.500%, 07/31/2016		2,740,000	2,807,645
2.000%, 07/31/2020		3,000,000	3,007,266
2.375%, 05/31/2018 to 12/31/2020		10,200,000	10,495,313
2.750%, 02/15/2024		31,007,000	31,263,769

			104,305,917
U.S. Government Agency - 17.5%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		3,400,857	3,307,434
4.500%, 09/01/2041 to 10/01/2041		8,828,322	9,467,342
5.000%, 03/01/2041 to 04/01/2041		6,467,217	7,096,666
6.500%, 11/01/2037 to 09/01/2039		1,703,629	1,904,044
Federal National Mortgage Association
2.180%, 01/01/2036 (P)		400,618	424,148
2.196%, 05/01/2035 (P)		581,585	610,326
2.429%, 04/01/2036 (P)		128,708	136,268
2.497%, 07/01/2033 (P)		963	1,023
3.000%, TBA (C)		12,250,000	11,897,217
3.000%, 07/01/2027 to 05/01/2043		34,774,998	34,118,637
3.500%, TBA (C)		14,000,000	14,189,993
3.500%, 02/01/2026 to 03/01/2026		6,769,126	7,178,711
4.000%, TBA (C)		15,200,000	15,929,126
4.000%, 12/01/2024 to 05/01/2042		34,449,546	36,219,829
4.500%, TBA (C)		19,300,000	20,728,515
4.500%, 02/01/2041 to 11/01/2042		49,049,355	52,763,815
5.000%, 05/01/2018 to 04/01/2041		40,115,391	44,034,378
5.500%, 02/01/2018 to 03/01/2039		21,027,863	23,248,495
6.000%, 09/01/2022 to 02/01/2037		5,817,742	6,461,674
6.250%, 05/15/2029		157,000	204,489
6.500%, 02/01/2036 to 06/01/2039		4,084,958	4,580,911
7.000%, 04/01/2017 to 06/01/2032		7,836	9,079
7.500%, 09/01/2029 to 08/01/2031		1,789	2,112
Government National
Mortgage Association
4.000%, 02/15/2041		6,746,933	7,168,880
5.000%, 04/15/2035		23,390	25,820
5.500%, 03/15/2035		10,774	12,105
6.000%, 03/15/2033 to 06/15/2033		9,785	11,225
6.500%, 09/15/2028 to 08/15/2031		2,385	2,753
7.000%, 04/15/2029		1,308	1,538
8.000%, 10/15/2026		1,180	1,412

			301,737,965

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $403,870,681)			$406,043,882

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,235,000	1,160,900
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	21,310
9.224%, 12/15/2035 (P)		393,449	5,738

			1,187,948
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	13,369

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	$20,263
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,168
9.375%, 04/01/2029		1,000	1,405

			9,573
Turkey - 0.0%
Republic of Turkey
6.625%, 02/17/2045		1,000,000	1,012,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,271,491)			$2,243,653

CORPORATE BONDS - 45.9%
Consumer Discretionary - 4.1%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,065,390
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,348,672
6.400%, 12/15/2035		430,000	511,539
6.650%, 11/15/2037		865,000	1,048,794
6.750%, 01/09/2038		2,000	2,398
7.750%, 12/01/2045		9,000	12,378
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,379,844
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		905,000	977,400
AMC Entertainment, Inc.
5.875%, 02/15/2022 (S)		1,220,000	1,235,250
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	537,435
AutoNation, Inc.
5.500%, 02/01/2020		$2,065,000	2,225,038
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	942,955
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,025,492
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,253,750
Chrysler Group LLC
8.000%, 06/15/2019 (S)		490,000	539,000
Cinemark USA, Inc.
4.875%, 06/01/2023		835,000	809,950
7.375%, 06/15/2021		440,000	490,600
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,259,141
COX Communications, Inc.
5.450%, 12/15/2014		70,000	72,657
Dana Holding Corp.
6.000%, 09/15/2023		1,220,000	1,262,700
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	903,726
Delphi Corp.
5.000%, 02/15/2023		3,170,000	3,380,013
Ford Motor Credit Company LLC
5.875%, 08/02/2021		6,348,000	7,331,001
8.000%, 12/15/2016		1,285,000	1,510,935
General Motors Company
4.875%, 10/02/2023 (S)		1,495,000	1,566,013
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,037,928

The accompanying notes are an integral part of the financial statements.
13

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hillman Group, Inc.
10.875%, 06/01/2018	$773,000	$830,975
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	895,000	955,413
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,500,516
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,408,888
L Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,816,425
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,155,000	1,270,500
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	716,000	717,270
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,440,000	1,610,381
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,357,994
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	905,100
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	405,650
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,618,331
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)	825,000	888,938
QVC, Inc.
4.375%, 03/15/2023	1,030,000	1,003,023
5.125%, 07/02/2022	680,000	691,485
Radio One, Inc.
9.250%, 02/15/2020 (S)	405,000	425,250
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,032,500
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,325,500
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	852,000
Target Corp.
7.000%, 01/15/2038	168,000	220,885
Time Warner Cable, Inc.
4.500%, 09/15/2042	2,650,000	2,414,230
5.500%, 09/01/2041	1,450,000	1,503,540
8.250%, 04/01/2019	1,135,000	1,429,240
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,438
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	729,813
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,493,013
7.625%, 04/15/2031	9,000	11,862
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,435,000
Tops Holding II Corp.
8.750%, 06/15/2018	785,000	814,438
Toys R Us Property Company II LLC
8.500%, 12/01/2017	330,000	339,488
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	953,604
6.125%, 10/05/2017	1,500,000	1,728,314
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	101,306	28,438

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.
3.875%, 11/01/2023	$1,400,000	$1,399,976
6.250%, 03/15/2018	88,000	101,775
6.875%, 11/15/2037	250,000	301,419

		70,293,611
Consumer Staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,087,800
Alliance One International, Inc.
9.875%, 07/15/2021	2,655,000	2,681,550
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	12,953
B&G Foods, Inc.
4.625%, 06/01/2021	690,000	687,413
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,105,000	1,375,082
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	790,136
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	1,030,000	1,138,150
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	336,887	438,072
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,024,838
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,733,368
General Mills, Inc.
5.700%, 02/15/2017	245,000	276,604
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,013,573
Harbinger Group, Inc.
7.875%, 07/15/2019	1,215,000	1,318,275
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	645,000	585,338
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	503,450
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,155,666
Nabisco, Inc.
7.550%, 06/15/2015	229,000	249,067
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	870,000	883,050
Revlon Consumer Products Corp.
5.750%, 02/15/2021	960,000	960,000
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,901,710
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	557,678
Safeway, Inc.
4.750%, 12/01/2021 (L)	415,000	414,314
5.000%, 08/15/2019	2,760,000	2,858,248
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,472,439
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,794,875
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	280,000	288,400
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	213,760
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	644,505

The accompanying notes are an integral part of the financial statements.
14

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Clorox Company
5.950%, 10/15/2017	$500,000	$574,571
The Kroger Company
6.800%, 12/15/2018	920,000	1,105,802
7.000%, 05/01/2018	580,000	690,977
Tops Holding Corp.
8.875%, 12/15/2017	488,000	534,360
Vector Group, Ltd.
7.750%, 02/15/2021	620,000	661,850

		31,627,874
Energy - 6.0%
Afren PLC
6.625%, 12/09/2020 (S)	1,300,000	1,303,250
10.250%, 04/08/2019 (S)	510,000	583,313
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,838,836
8.700%, 03/15/2019	500,000	639,072
Apache Corp.
6.900%, 09/15/2018	455,000	550,391
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	1,670,000	1,753,500
BJ Services Company
6.000%, 06/01/2018	880,000	1,018,851
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	674,934
4.750%, 03/10/2019	1,000,000	1,127,009
BreitBurn Energy Partners LP
7.875%, 04/15/2022	1,030,000	1,122,700
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,157,352
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,301,995
Chaparral Energy, Inc.
7.625%, 11/15/2022	1,000,000	1,085,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,000,000	1,075,000
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,504
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	765,000	693,213
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,218,130
Continental Resources, Inc.
5.000%, 09/15/2022	1,635,000	1,712,663
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,537,213
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,756,250
DCP Midstream Operating LP
3.875%, 03/15/2023	690,000	669,011
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,051,515
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,441,614
Ecopetrol SA
5.875%, 09/18/2023	640,000	694,400
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	531,974
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	699,835

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP (continued)
7.500%, 04/15/2038	$600,000	$765,365
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,154,860
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	1,988,269
6.700%, 07/01/2018	700,000	818,456
9.700%, 03/15/2019	1,230,000	1,602,562
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	492,038
6.125%, 10/15/2039	1,000,000	1,155,869
6.300%, 09/15/2017	820,000	953,034
6.875%, 03/01/2033	209,000	257,135
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,846,750
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	715,000	799,013
EP Energy LLC
7.750%, 09/01/2022	635,000	715,963
EV Energy Partners LP
8.000%, 04/15/2019	1,110,000	1,143,300
Exterran Partners LP
6.000%, 04/01/2021	310,000	306,900
Halcon Resources Corp.
8.875%, 05/15/2021	690,000	702,075
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,631,246
Kerr-McGee Corp.
6.950%, 07/01/2024	1,730,000	2,108,024
Key Energy Services, Inc.
6.750%, 03/01/2021	895,000	937,513
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,010,528
5.800%, 03/15/2035	208,000	220,138
7.300%, 08/15/2033	212,000	256,501
7.750%, 03/15/2032	480,000	603,486
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	1,042,500
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	2,185,000	2,198,656
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	938,339
MarkWest Energy Partners LP
6.500%, 08/15/2021	716,000	776,860
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021	1,425,000	1,506,938
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,063,438
Newfield Exploration Company
5.750%, 01/30/2022	1,085,000	1,169,088
Nexen Energy ULC
5.875%, 03/10/2035	212,000	233,474
6.400%, 05/15/2037	2,625,000	3,071,985
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,359,324
5.250%, 03/15/2042	500,000	491,717
6.200%, 08/01/2040	500,000	547,321
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	1,080,000	1,089,450

The accompanying notes are an integral part of the financial statements.
15

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NuStar Logistics LP
8.150%, 04/15/2018	$691,000	$787,740
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	765,000	782,213
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,454,710
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	840,000
5.375%, 01/26/2019 (S)	1,125,000	1,158,750
Petro-Canada
6.050%, 05/15/2018	396,000	460,032
Petrobras Global Finance BV
4.375%, 05/20/2023	2,395,000	2,172,344
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,860,000	1,013,700
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	741,950
Plains Exploration & Production Company
6.500%, 11/15/2020	1,300,000	1,436,500
6.750%, 02/01/2022	2,380,000	2,629,900
6.875%, 02/15/2023	350,000	390,250
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	774,000
Regency Energy Partners LP
5.500%, 04/15/2023	1,565,000	1,580,650
5.875%, 03/01/2022	285,000	296,400
Rex Energy Corp.
8.875%, 12/01/2020	560,000	618,800
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	830,000	892,250
Rowan Companies, Inc.
4.875%, 06/01/2022	930,000	965,517
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,141,150
6.750%, 02/15/2032	511,000	549,529
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	495,000	524,700
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	888,032
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,368,819
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,229,617
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	773,488
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,018,502
7.125%, 01/15/2019	400,000	489,508
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,840,000	1,904,952
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,126,357
6.375%, 12/15/2021	500,000	561,094
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	605,000	647,350
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	782,213
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,227,713
Williams Partners LP
4.300%, 03/04/2024	1,300,000	1,296,182

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
5.250%, 03/15/2020		$1,880,000	$2,094,102
WPX Energy, Inc.
6.000%, 01/15/2022		840,000	854,700

			103,679,354
Financials - 18.1%
Aflac, Inc.
8.500%, 05/15/2019		985,000	1,275,062
Alfa Bank OJSC
7.750%, 04/28/2021 (S)		375,000	401,250
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016		490,000	559,809
Ally Financial, Inc.
4.750%, 09/10/2018		985,000	1,049,025
American Express Bank FSB
6.000%, 09/13/2017		805,000	928,951
American International Group, Inc.
3.800%, 03/22/2017		1,000,000	1,074,269
4.125%, 02/15/2024		940,000	965,501
5.850%, 01/16/2018		1,100,000	1,264,651
6.250%, 03/15/2037		1,700,000	1,748,875
8.250%, 08/15/2018		580,000	727,789
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		810,000	1,043,118
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)		3,455,000	3,464,470
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,031,928
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,726,351
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,689,323
AXA SA
8.600%, 12/15/2030		820,000	1,057,800
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		355,000	368,313
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,042,500
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		1,600,000	1,282,000
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	1,020,151
Banco Santander Chile
5.375%, 12/09/2014 (S)		$5,000	5,155
Bank of America Corp.
3.300%, 01/11/2023		690,000	671,614
3.625%, 03/17/2016		1,250,000	1,317,144
5.000%, 05/13/2021		3,135,000	3,485,176
5.625%, 07/01/2020		1,000,000	1,151,345
5.650%, 05/01/2018		1,000,000	1,143,104
5.700%, 01/24/2022		1,225,000	1,416,149
5.750%, 12/01/2017		849,000	968,376
6.875%, 04/25/2018		1,935,000	2,304,457
7.625%, 06/01/2019		685,000	853,291
Bank of America NA
5.300%, 03/15/2017		485,000	537,438

The accompanying notes are an integral part of the financial statements.
16

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Ceylon
6.875%, 05/03/2017 (S)	$775,000	$809,875
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,940,000	2,614,713
Barclays Bank PLC (5.926% to
12/152016, then 3 month
LIBOR + 1.750%)
12/15/2016 (Q)(S)	1,030,000	1,093,088
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,024,258
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,115,910
BPCE SA
5.700%, 10/22/2023 (S)	2,120,000	2,233,420
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,652,603
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,581,845
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,050,248
3.500%, 06/15/2023	605,000	590,678
4.750%, 07/15/2021	3,390,000	3,714,660
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,087,500
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,317,916
3.875%, 10/25/2023	580,000	580,455
4.450%, 01/10/2017	1,350,000	1,467,050
4.500%, 01/14/2022	2,000,000	2,131,378
5.375%, 08/09/2020	800,000	907,306
5.500%, 09/13/2025	2,290,000	2,469,582
6.125%, 08/25/2036	1,060,000	1,168,891
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,109,583
7.250%, 11/15/2023	1,570,000	1,940,253
Commerzbank AG
8.125%, 09/19/2023 (S)	1,915,000	2,163,950
Corrections Corp. of America
4.625%, 05/01/2023	1,010,000	974,650
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)	1,410,000	1,462,875
Credit Agricole SA (7.875% to 1-23-2024,
then 5 year U.S. Swap Rate + 4.898%)
01/23/2024 (Q)(S)	1,275,000	1,369,031
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,647,612
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,071,330
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,025,000
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,357,371
7.500%, 04/01/2017	2,430,000	2,829,764
7.875%, 09/01/2020	345,000	433,306
Discover Bank
7.000%, 04/15/2020	695,000	826,072
Discover Financial Services
5.200%, 04/27/2022	1,200,000	1,292,732
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	800,000	832,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Doric Nimrod Air Alpha 2013-1 Pass
Through Trust (continued)
6.125%, 11/30/2019 (S)	$900,000	$942,750
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through
5.125%, 11/30/2022 (S)	760,263	788,773
Dresdner Bank AG
7.250%, 09/15/2015	281,000	302,638
DTEK Finance PLC
7.875%, 04/04/2018 (S)	1,450,000	1,145,500
EPR Properties
5.250%, 07/15/2023	2,000,000	2,041,386
7.750%, 07/15/2020	920,000	1,089,878
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,812,119
5.750%, 06/15/2017	775,000	880,074
Fifth Street Finance Corp.
4.875%, 03/01/2019	1,345,000	1,361,813
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,375,000	1,258,125
General Electric Capital Corp.
0.716%, 08/15/2036 (P)	1,470,000	1,219,024
4.375%, 09/16/2020	885,000	972,090
5.300%, 02/11/2021	485,000	547,720
5.550%, 05/04/2020	2,010,000	2,343,129
5.875%, 01/14/2038	305,000	361,210
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	555,000	613,969
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,270,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	579,600
Genworth Holdings, Inc.
4.900%, 08/15/2023	1,500,000	1,571,033
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,065,000	2,008,213
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,715,000	1,949,537
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,516,227
6.625%, 03/30/2040	500,000	630,953
HBOS PLC
6.000%, 11/01/2033 (S)	1,475,000	1,494,927
6.750%, 05/21/2018 (S)	2,570,000	2,927,700
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,324,491
4.250%, 11/15/2023	1,000,000	1,023,069
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,061,688
4.950%, 01/15/2021	575,000	625,268
6.125%, 04/15/2020	2,225,000	2,560,908
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,106,906

The accompanying notes are an integral part of the financial statements.
17

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Healthcare Realty Trust, Inc. (continued)
6.500%, 01/17/2017	$1,027,000	$1,157,377
Highwoods Realty LP
5.850%, 03/15/2017	2,255,000	2,517,572
Host Hotels & Resorts LP
5.250%, 03/15/2022	1,155,000	1,254,369
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,354,421
5.750%, 11/16/2020 (S)	1,080,000	1,141,885
ING Bank NV
5.800%, 09/25/2023 (S)	725,000	775,735
ING US, Inc.
5.500%, 07/15/2022	695,000	777,615
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	825,000	808,500
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	406,175
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,115,655
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,196,087
6.875%, 04/15/2021	1,630,000	1,886,725
8.500%, 07/15/2019	1,280,000	1,580,800
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,051,086
3.375%, 05/01/2023	2,750,000	2,624,364
4.500%, 01/24/2022	1,300,000	1,406,122
4.625%, 05/10/2021	2,815,000	3,090,349
6.300%, 04/23/2019	1,267,000	1,504,943
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,152,900
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,526,192
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	655,091
Leucadia National Corp.
5.500%, 10/18/2023	4,095,000	4,308,799
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	1,994,620
5.000%, 06/01/2021 (S)	2,075,000	2,216,990
7.800%, 03/15/2037 (S)	1,670,000	1,811,950
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,017,028
5.500%, 12/15/2016	1,500,000	1,656,503
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,173,347
8.750%, 07/01/2019	900,000	1,170,795
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,332,000	2,314,510
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	435,000	443,700
Loews Corp.
2.625%, 05/15/2023	870,000	800,551

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	$655,000	$744,402
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,358,064
6.000%, 01/14/2020 (S)	720,000	804,457
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	485,000	506,605
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,733,948
5.350%, 06/01/2021	1,500,000	1,670,465
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,032,008
MBIA Insurance Corp.
11.499%, 01/15/2033 (S)	650,000	557,375
MetLife, Inc.
6.400%, 12/15/2036	915,000	954,345
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,601,529
Mid-America Apartments LP
6.250%, 06/15/2014 (S)	211,000	214,227
MidAmerican Energy Holdings Company
3.750%, 11/15/2023 (S)	2,000,000	2,005,610
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,429,464
Morgan Stanley
0.687%, 10/18/2016 (P)	830,000	828,108
3.750%, 02/25/2023	3,700,000	3,695,856
4.100%, 05/22/2023	2,995,000	2,982,406
4.875%, 11/01/2022	1,140,000	1,203,370
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,063,914
5.550%, 04/27/2017	805,000	903,281
5.625%, 09/23/2019	1,000,000	1,148,697
5.750%, 01/25/2021	1,575,000	1,810,445
5.950%, 12/28/2017	290,000	332,706
6.000%, 04/28/2015	1,000,000	1,060,309
6.625%, 04/01/2018	140,000	164,719
7.300%, 05/13/2019	2,940,000	3,604,937
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	876,750
6.875%, 05/01/2021	635,000	687,388
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	822,825
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,649,666
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,020,000	1,032,750
9.625%, 05/01/2019	855,000	946,913
10.875%, 04/01/2015	1,050,000	1,055,250
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	965,000	1,017,027
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,200,000	1,261,624
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	935,533
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	545,000	620,825
Piedmont Operating Partnership LP
4.450%, 03/15/2024	2,000,000	1,999,020
PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,191,294
4.454%, 04/14/2014 (P)(Q)	810,000	810,810

The accompanying notes are an integral part of the financial statements.
18

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	$1,010,000	$919,100
Prologis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,594,447
ProLogis LP
3.350%, 02/01/2021	1,015,000	1,007,541
4.500%, 08/15/2017	1,250,000	1,355,858
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	227,772
5.200%, 03/15/2044 (P)	355,000	351,450
5.375%, 06/21/2020	700,000	803,331
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,275,000	1,326,000
Rabobank Nederland NV
3.875%, 02/08/2022	2,860,000	2,956,699
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,887,000	2,490,840
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	974,415
4.650%, 08/01/2023	465,000	488,905
5.375%, 09/15/2017	1,250,000	1,395,001
5.950%, 09/15/2016	560,000	623,043
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,569,813
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,027,422
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	846,000
Simon Property Group LP
5.750%, 12/01/2015	530,000	570,628
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	925,167
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	618,788
Springleaf Finance Corp.
6.000%, 06/01/2020	1,015,000	1,037,838
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,471,422
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,060,249
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	601,550
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,897,269
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	2,080,200
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,108,091
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,026,000
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,035,000	1,144,193

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	$2,200,000	$2,170,373
5.250%, 07/27/2021	3,455,000	3,849,437
5.375%, 03/15/2020	1,000,000	1,126,540
5.500%, 11/15/2014	447,000	462,636
5.750%, 01/24/2022	325,000	371,277
5.950%, 01/18/2018	750,000	856,752
6.000%, 05/01/2014	645,000	650,653
6.150%, 04/01/2018	1,000,000	1,152,613
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	414,697
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	623,229
UBS AG
7.625%, 08/17/2022	1,370,000	1,626,280
Unum Group
7.125%, 09/30/2016	945,000	1,079,993
USB Realty Corp.
1.386%, 01/15/2017 (P)(Q)(S)	1,125,000	1,001,250
USI, Inc.
7.750%, 01/15/2021 (S)	1,165,000	1,211,600
Ventas Realty LP
4.000%, 04/30/2019	960,000	1,026,975
4.750%, 06/01/2021	2,015,000	2,169,331
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,025,738
5.000%, 01/15/2022	1,250,000	1,337,485
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,083,750
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	15,861
Wachovia Bank NA
5.850%, 02/01/2037	930,000	1,115,050
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	1,490,000	1,497,450
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,087,072
6.750%, 09/02/2019 (S)	745,000	898,462
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,428,123
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,076,365
3.500%, 03/08/2022	1,700,000	1,741,251
5.375%, 11/02/2043	2,000,000	2,139,484
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,464,000	2,808,960
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	2,188,168
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,115,000	3,272,921
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,497,427
WR Berkley Corp.
5.375%, 09/15/2020	800,000	891,791

The accompanying notes are an integral part of the financial statements.
19

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	$2,288,000	$2,256,540

		311,718,252
Health Care - 1.7%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	1,966,332
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	920,624
Alere, Inc.
7.250%, 07/01/2018	950,000	1,042,625
Allergan, Inc.
5.750%, 04/01/2016	400,000	441,909
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,085,162
6.150%, 11/15/2036	500,000	596,949
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	335,000	356,356
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	430,605
Covidien International Finance SA
6.000%, 10/15/2017	610,000	700,422
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,123,000	1,228,281
Forest Laboratories, Inc.
5.000%, 12/15/2021 (S)	905,000	968,350
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,000,000
7.500%, 02/15/2022	935,000	1,084,600
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,005,480
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	275,000	287,719
Medco Health Solutions, Inc.
7.125%, 03/15/2018	915,000	1,092,071
Mylan, Inc.
2.600%, 06/24/2018 (S)	940,000	955,728
7.875%, 07/15/2020 (S)	1,700,000	1,910,021
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,301,000	1,385,565
Perrigo Company PLC
2.300%, 11/08/2018 (S)	2,000,000	2,003,502
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	735,000	786,450
Select Medical Corp.
6.375%, 06/01/2021	885,000	902,700
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	193,503
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,393
5.700%, 10/15/2040	1,500,000	1,747,893
5.800%, 03/15/2036	115,000	133,372
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)	790,000	900,600
WellCare Health Plans, Inc.
5.750%, 11/15/2020	625,000	651,563
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,445,649
5.000%, 12/15/2014	208,000	215,436

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellPoint, Inc. (continued)
6.375%, 06/15/2037	$415,000	$497,137

		28,952,997
Industrials - 4.7%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	1,535,000	1,251,025
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	645,000	709,500
Air Lease Corp.
3.375%, 01/15/2019	1,405,000	1,422,563
4.500%, 01/15/2016	235,000	247,925
4.750%, 03/01/2020	2,190,000	2,304,975
5.625%, 04/01/2017	570,000	629,850
Aircastle, Ltd.
6.250%, 12/01/2019	695,000	757,550
7.625%, 04/15/2020	430,000	489,125
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	348,204	402,176
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,371,606	2,573,192
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	2,096,065	2,242,789
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	589,538	613,120
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	2,015,000	2,115,750
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	500,000	535,000
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,184,500
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	996,390
5.500%, 03/15/2016	405,000	441,453
7.150%, 02/15/2019	450,000	555,713
Coleman Cable, Inc.
9.000%, 02/15/2018	680,000	712,300
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	756,547	819,870
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	291,744	308,519
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	420,111	458,972
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	46,771	50,512
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,307,147	1,480,344
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	326,991	353,151
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	607,567	644,021

The accompanying notes are an integral part of the financial statements.
20

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp.
7.375%, 02/01/2019		$727,000	$897,209
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		1,847,697	2,143,329
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		2,114,464	2,471,385
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		241,677	269,470
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		751,325	828,336
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		827,000	854,705
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		660,000	677,056
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)		850,000	870,188
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)		2,000,000	1,926,416
GATX Corp.
5.200%, 03/15/2044		400,000	403,348
General Electric Company
2.700%, 10/09/2022		1,400,000	1,354,436
Glencore Funding LLC
4.125%, 05/30/2023 (S)		1,235,000	1,186,267
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		1,070,000	1,190,375
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		650,000	755,625
Iron Mountain, Inc.
5.750%, 08/15/2024		1,330,000	1,296,750
6.000%, 08/15/2023		1,465,000	1,556,563
KOC Holding AS
3.500%, 04/24/2020 (S)		1,100,000	984,720
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,320,000	1,409,100
Masco Corp.
5.850%, 03/15/2017		705,000	777,263
7.125%, 03/15/2020		810,000	937,575
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		885,000	924,825
Navios South American Logistics, Inc.
9.250%, 04/15/2019		1,765,000	1,892,963
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		800,970	904,135
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,220,000	1,189,500
7.500%, 09/14/2015 (Q)(S)		620,000	620,000
8.250%, 04/25/2018 (S)	BRL	1,300,000	464,335
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$400,000	410,000
Owens Corning
4.200%, 12/15/2022		1,255,000	1,245,409
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,147,063
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		1,240,000	1,326,160

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Ryder System, Inc.
2.450%, 11/15/2018	$1,850,000	$1,854,050
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	580,000	616,250
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)	1,350,000	1,451,250
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	975,000	970,125
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,145,000	3,699,413
Textron, Inc.
5.600%, 12/01/2017	1,106,000	1,230,716
7.250%, 10/01/2019	710,000	856,072
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,696,269
Tutor Perini Corp.
7.625%, 11/01/2018	1,350,000	1,439,438
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	541,623
6.550%, 10/01/2017	730,000	847,901
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	203,519	229,672
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	655,063	753,322
Union Pacific Corp.
4.163%, 07/15/2022	686,000	728,094
United Rentals North America, Inc.
6.125%, 06/15/2023	2,000,000	2,120,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	792,481	893,522
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	509,046	565,041
Voto-Votorantim Overseas Trading
Operations V, Ltd.
6.625%, 09/25/2019 (S)	1,170,000	1,298,700
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,385,000	1,526,963

		80,533,212
Information Technology - 0.6%
Altice Financing SA
6.500%, 01/15/2022 (S)	480,000	500,400
Ancestry.com, Inc.
9.625%, 10/15/2018 (S)	590,000	619,500
11.000%, 12/15/2020	960,000	1,128,000
Blackboard, Inc.
7.750%, 11/15/2019 (S)	465,000	481,275
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,410,000	1,543,950
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	590,000	610,650
Leidos, Inc.
5.500%, 07/01/2033	825,000	795,017
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,185,000	1,238,325
NCR Escrow Corp.
5.875%, 12/15/2021 (S)	715,000	765,050
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,012,241

The accompanying notes are an integral part of the financial statements.
21

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
XLIT, Ltd.
5.750%, 10/01/2021	$1,000,000	$1,158,975

		10,853,383
Materials - 2.9%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	163,559
5.870%, 02/23/2022	650,000	693,159
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	413,481
9.375%, 06/01/2019	2,275,000	2,788,417
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,373,625
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)	1,300,000	1,430,000
ArcelorMittal
10.350%, 06/01/2019	825,000	1,048,781
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,105,134	1,211,503
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,002,500
Axiall Corp.
4.875%, 05/15/2023 (S)	1,000,000	987,500
Ball Corp.
4.000%, 11/15/2023	1,000,000	958,750
Braskem America Finance Company
7.125%, 07/22/2041 (S)	1,000,000	925,000
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,905,200
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,100,000	1,157,750
CF Industries, Inc.
4.950%, 06/01/2043	730,000	698,990
7.125%, 05/01/2020	1,640,000	1,962,536
Commercial Metals Company
7.350%, 08/15/2018	790,000	903,563
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	999,000	1,061,438
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,040,688
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,055,197
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	644,000	743,820
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,055,000
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023	1,100,000	1,064,938
Georgia-Pacific LLC
7.250%, 06/01/2028	490,000	618,321
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	699,300
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	974,225
International Paper Company
9.375%, 05/15/2019	875,000	1,154,250
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	457,600
Kinross Gold Corp.
5.950%, 03/15/2024 (S)	1,300,000	1,294,186
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,052,800
Methanex Corp.
5.250%, 03/01/2022	1,080,000	1,175,023

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	$760,000	$762,379
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	455,000	451,588
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	575,813
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	434,600
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,035,000	1,081,575
8.250%, 01/15/2021 (S)	630,000	648,900
Rock-Tenn Company
4.000%, 03/01/2023	1,475,000	1,496,290
Severstal Columbus LLC
10.250%, 02/15/2018	245,000	258,108
SunCoke Energy, Inc.
7.625%, 08/01/2019	678,000	728,850
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	732,000	838,140
The Dow Chemical Company
3.000%, 11/15/2022	460,000	438,718
4.125%, 11/15/2021	1,700,000	1,786,766
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,724,942
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	944,350
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,029,240
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	822,375
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	1,100,000	1,188,000
Xstrata Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	705,000	694,506
4.950%, 11/15/2021 (S)	1,100,000	1,150,555

		51,126,795
Telecommunication Services - 3.3%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,314,443
American Tower Corp.
3.400%, 02/15/2019	740,000	768,690
4.700%, 03/15/2022	1,100,000	1,149,746
5.000%, 02/15/2024	1,330,000	1,390,984
5.900%, 11/01/2021	1,500,000	1,692,089
AT&T, Inc.
4.350%, 06/15/2045	762,000	674,729
5.100%, 09/15/2014	16,000	16,396
5.350%, 09/01/2040	257,000	263,826
5.550%, 08/15/2041	800,000	842,491
5.600%, 05/15/2018	500,000	573,362
CenturyLink, Inc.
5.625%, 04/01/2020	415,000	433,675
5.800%, 03/15/2022	1,400,000	1,435,000
6.450%, 06/15/2021	890,000	954,525
7.600%, 09/15/2039	1,850,000	1,743,625
Comcel Trust
6.875%, 02/06/2024 (S)	1,040,000	1,075,100
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,140,756
4.883%, 08/15/2020 (S)	1,705,000	1,865,623
6.113%, 01/15/2020 (S)	1,448,000	1,665,610

The accompanying notes are an integral part of the financial statements.
22

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		$870,000	$1,041,718
8.750%, 06/15/2030		227,000	327,633
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,221,413
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,981,191
7.628%, 06/15/2016 (S)		2,020,000	2,164,000
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		695,000	667,200
6.625%, 10/15/2021 (S)		1,000,000	1,042,500
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	631,571
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,004,503
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,104,698
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,247,993
3.598%, 04/15/2018 (S)		2,465,000	2,428,306
5.101%, 04/17/2017 (S)		1,065,000	1,152,936
SoftBank Corp.
4.500%, 04/15/2020 (S)		1,300,000	1,308,125
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	893,250
8.750%, 03/15/2032		685,000	768,913
T-Mobile USA, Inc.
6.125%, 01/15/2022		485,000	512,281
6.250%, 04/01/2021		560,000	597,100
Telecom Italia Capital SA
6.999%, 06/04/2018		1,020,000	1,156,425
7.200%, 07/18/2036		960,000	988,800
Telefonica Emisiones SAU
6.421%, 06/20/2016		2,175,000	2,420,325
Verizon Communications, Inc.
4.500%, 09/15/2020		1,480,000	1,603,408
5.150%, 09/15/2023		3,500,000	3,835,213
6.100%, 04/15/2018		910,000	1,057,305
6.550%, 09/15/2043		3,050,000	3,734,670
6.900%, 04/15/2038		450,000	555,500

			57,447,647
Utilities - 2.7%
AES Corp.
4.875%, 05/15/2023		1,560,000	1,513,200
Appalachian Power Company
7.000%, 04/01/2038		425,000	547,828
Arizona Public Service Company
5.500%, 09/01/2035		222,000	252,876
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		397,000	422,892
BVPS II Funding Corp.
8.890%, 06/01/2017		136,000	142,906
Calpine Corp.
6.000%, 01/15/2022 (S)		375,000	397,500
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	13,381
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021		202,000	219,550
CenterPoint Energy, Inc.
6.500%, 05/01/2018		1,000,000	1,168,102
Centrica PLC
4.000%, 10/16/2023 (S)		2,000,000	1,988,142

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CMS Energy Corp.
5.050%, 03/15/2022	$1,830,000	$2,042,642
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,463,305
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,398,250
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,050,702
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	655,000	659,585
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,064,466
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	302,876
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,471,898
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,840,000	1,842,300
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,370,000	1,454,940
6.875%, 06/21/2023 (S)	655,000	710,027
7.250%, 01/15/2019 (S)	1,195,000	1,338,400
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	300,000	317,250
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	16,359
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	641,875
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	535,000	539,013
NiSource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,669,319
5.650%, 02/01/2045	2,000,000	2,141,488
NRG Energy, Inc.
7.625%, 01/15/2018	1,160,000	1,310,800
8.250%, 09/01/2020	1,085,000	1,204,350
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,729,327
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	573,011
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,139,361
PNPP II Funding Corp.
9.120%, 05/30/2016	290,000	302,375
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,532,984
3.500%, 12/01/2022	1,530,000	1,497,781
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,288,213
PSEG Power LLC
8.625%, 04/15/2031	214,000	301,410

The accompanying notes are an integral part of the financial statements.
23

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of New Mexico
7.950%, 05/15/2018	$1,000,000	$1,205,054
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,253,814
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	936,551
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	895,700
TransAlta Corp.
6.650%, 05/15/2018	580,000	665,533
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	754,902
W3A Funding Corp.
8.090%, 01/02/2017	856,021	858,476
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	945,000	966,263

		46,206,977

TOTAL CORPORATE BONDS (Cost $751,064,454)		$792,440,102

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.739%, 07/15/2029 (P)	310,000	254,200
BAC Capital Trust XIV, Series G
4.000%, 03/31/2014 (Q)	660,000	511,500
Goldman Sachs Capital II
04/14/2014 (Q)	2,155,000	1,648,575
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,701,563
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,300,000	1,241,500
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	437,813
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,113,638
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,540,000	1,649,725
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,126,406
State Street Capital Trust IV
1.233%, 06/15/2037 (P)	2,170,000	1,681,750
SunTrust Preferred Capital I
4.000%, 04/14/2014 (P)(Q)	102,000	78,030
USB Capital IX
3.500%, 04/14/2014 (P)(Q)	1,525,000	1,235,250

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	$2,845,000	$3,044,150
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,177,000	2,340,275

		18,064,375

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $17,465,526)		$18,064,375

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.1%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	585,817

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$585,817

TERM LOANS (M) - 0.4%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	357,964	359,307
Marina District Finance Company, Inc.
6.750%, 08/15/2018	325,000	327,708

		687,015
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	1,278,559	1,221,024
Financials - 0.1%
iStar Financial, Inc.
4.500%, 10/16/2017	271,791	272,300
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	218,350	219,849
Walter Investment Management Corp.
4.750%, 12/11/2020	458,510	456,934

		949,083
Industrials - 0.1%
Syncreon Group BV
5.250%, 10/28/2020	$1,400,000	1,407,000
WP CPP Holdings LLC
4.750%, 12/27/2019	495,000	497,630

		1,904,630
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	760,394	767,523
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	518,442	519,090
Energy - 0.1%
Templar Energy LLC
8.000%, 11/25/2020	770,000	771,925

TOTAL TERM LOANS (Cost $6,744,077)		$6,820,290

MUNICIPAL BONDS - 0.1%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	762,572

TOTAL MUNICIPAL BONDS (Cost $592,699)		$762,572

The accompanying notes are an integral part of the financial statements.
24

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.5%
Commercial & Residential - 16.3%
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.041%, 12/25/2046	$11,771,868	$767,940
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.337%, 02/25/2045 (P)	205,380	205,916
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,458,856
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,595,000	4,060,096
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.755%, 09/15/2026 (P)(S)	1,145,000	1,148,231
Banc of America Commercial
Mortgage Trust, Series 2007-3,
Class AJ 5.618%, 06/10/2049 (P)	725,000	745,025
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.082%, 10/10/2045 (S)	58,131,049	106,496
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	53,004
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,203,783
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,791,512
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,815,844
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,882,218
Series 2007-1, Class A3,
5.449%, 01/15/2049	239,950	239,833
Series 2006-5, Class AJ,
5.477%, 09/10/2047	1,000,000	888,696
Series 2007-3, Class AM,
5.618%, 06/10/2049 (P)	1,000,000	1,109,328
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	349,048	353,136
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,625,000	2,861,373
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	797,629
Series 2007-4, Class AM,
5.842%, 02/10/2051 (P)	2,800,000	3,123,282
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,764,686	1,914,907
Bayview Commercial Asset Trust
Series 2006-2A, Class A2,
0.436%, 07/25/2036 (P)(S)	1,255,690	1,080,168
Series 2005-4A , Class A2,
0.546%, 01/25/2036 (P)(S)	1,271,000	1,047,264
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	1,653,979	1,680,480
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)	1,510,064	1,542,433
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.696%, 08/25/2035 (P)	3,744,479	3,366,114
Series 2005-1, Class A1,
0.716%, 01/25/2035 (P)	1,488,980	1,473,044

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-5, Class 1A4,
0.716%, 07/25/2035 (P)	$1,485,477	$1,381,720
Series 2004-12, Class 1A1,
0.856%, 01/25/2035 (P)	2,718,130	2,613,208
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,168,689	1,206,302
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,174,382	1,206,818
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class C,
5.706%, 06/11/2040 (P)(S)	860,000	706,041
Series 2007-PWR16, Class AJ,
5.706%, 06/11/2040 (P)	500,000	502,305
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.650%, 11/11/2041 (S)	40,129,395	285,882
Series 2005-PWR8, Class X1 IO,
0.753%, 06/11/2041 (S)	52,361,030	401,504
Series 2004-T16, Class X1 IO,
0.753%, 02/13/2046 (S)	382,512	1,501
Series 2004-PWR5, Class X1 IO,
0.848%, 07/11/2042 (S)	276,192	1,493
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.366%, 12/25/2036 (P)	1,123,922	827,170
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.403%, 03/10/2033 (S)	46,410,000	1,808,041
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.438%, 04/15/2044 (S)	13,088,870	555,557
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.544%, 07/20/2034 (P)	606,864	614,540
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class C,
5.219%, 07/15/2044 (P)	545,000	566,714
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,563,016
Commercial Mortgage Pass
Through Certificates
Series 2014-CR15, Class XA IO,
1.367%, 02/10/2047	18,490,000	1,444,420
Series 2012-CR5, Class XA IO,
1.924%, 12/10/2045	12,916,158	1,350,384
Series 2012-CR2, Class XA IO,
1.937%, 08/15/2045	26,251,139	2,876,547
Series 2014-TWC, Class D,
2.405%, 02/13/2032 (P)(S)	1,390,000	1,390,099
Series 2012-LC4, Class XA IO,
2.494%, 12/10/2044 (S)	6,102,381	802,335
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	2,020,000	1,903,301
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	800,000	727,446
Series 2014-CR14, Class C,
4.613%, 02/10/2047 (P)	1,000,000	998,578

The accompanying notes are an integral part of the financial statements.
25

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2013-CR13, Class C,
4.746%, 10/10/2046 (P)	$1,420,000	$1,427,972
Series 2014-CR15, Class D,
4.769%, 02/10/2047 (P)(S)	750,000	685,762
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	930,000	994,522
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,780,000	1,880,353
Series 2013-CR11, Class B,
5.165%, 10/10/2046 (P)	1,920,000	2,059,296
Series 2012-LC4, Class C,
5.648%, 12/10/2044 (P)	2,055,000	2,229,342
Series 2010-C1, Class D,
5.908%, 07/10/2046 (P)(S)	1,675,000	1,822,119
Series 2007-GG11, Class AJ,
6.063%, 12/10/2049 (P)	1,230,000	1,241,882
Commercial Mortgage Trust
Series 2005-GG5, Class AJ,
5.222%, 04/10/2037 (P)	925,000	928,549
Series 2006-GG7, Class AM,
5.820%, 07/10/2038 (P)	2,965,000	3,248,525
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,663,497
Connecticut Avenue Securities,
Series 2013-C01, Class M1
2.156%, 10/25/2023 (P)	1,901,231	1,925,122
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class AM,
5.509%, 09/15/2039	2,000,000	2,165,518
Series 2007-C3, Class AM,
5.678%, 06/15/2039 (P)	1,550,000	1,647,193
Series 2007-C4, Class A1,
5.757%, 09/15/2039 (P)	3,600,000	3,862,584
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.344%, 02/15/2038 (S)	56,286,749	144,319
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,749,559	2,880,293
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,246,198
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.696%, 06/25/2034 (P)	1,764,841	1,646,110
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.604%, 07/19/2044 (P)	2,018,195	1,841,290
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,140,363
Series 2013-ESFL, Class DFL,
3.295%, 12/05/2031 (P)(S)	1,660,000	1,641,026
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	405,556	417,308
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	902,177	887,753
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	905,138

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust (continued)
Series 2011-K10, Class B,
4.615%, 11/25/2049 (P)(S)	$1,055,000	$1,098,572
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.489%, 06/10/2048 (S)	921,506	3,418
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,212,478
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,611,863
GMACM Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.129%, 08/19/2034 (P)	1,391,569	1,352,615
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.666%, 12/10/2043 (S)	60,164,620	900,183
Series 2005-GG4, Class XC IO,
0.702%, 07/10/2039 (S)	1,340,212	8,537
Series 2013-KYO, Class D,
2.757%, 11/08/2029 (P)(S)	1,815,000	1,815,062
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,108,276
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,237,330
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.592%, 04/10/2038 (P)	700,000	714,651
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.620%, 09/25/2035 (P)	1,850,333	1,845,535
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	5,092,522	54,108
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)(P)	6,141,351	65,252
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	6,523,326	65,233
Series 2005-9, Class 2A1C,
0.604%, 06/20/2035 (P)	2,278,762	2,112,841
Series 2005-8, Class 1X IO,
2.159%, 09/19/2035	5,215,678	346,243
Series 2005-11, Class X IO,
2.184%, 08/19/2045	4,739,074	251,894
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.906%, 11/05/2030 (P)(S)	1,680,000	1,684,232
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	811,000	830,011
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	1,000,000	1,027,838
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.738%, 10/25/2036	20,798,381	797,090
Series 2005-AR18, Class 1X IO,
2.092%, 10/25/2036	15,822,552	1,150,591
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	29,572,766	1,493,632
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.251%, 02/15/2046 (S)	26,096,573	1,207,541

The accompanying notes are an integral part of the financial statements.
26

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	$26,750,000	$2,708,705
Series 2011-C4, Class XA IO,
1.507%, 07/15/2046 (S)	34,107,716	1,820,670
Series 2014-FBLU, Class D,
2.755%, 12/15/2028 (P)(S)	2,260,000	2,262,120
Series 2013-JWRZ, Class D,
3.145%, 04/15/2030 (P)(S)	1,455,000	1,454,364
Series 2012-PHH, Class D,
3.422%, 10/15/2025 (P)(S)	815,000	819,207
Series 2014-FBLU, Class E,
3.655%, 12/15/2028 (P)(S)	1,620,000	1,620,935
Series 2013-JWRZ, Class E,
3.895%, 04/15/2030 (P)(S)	1,000,000	999,565
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	661,858	670,990
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,898,548
Series 2005-LDP5, Class A4,
5.238%, 12/15/2044 (P)	2,025,000	2,147,427
Series 2005-LDP5, Class A3,
5.267%, 12/15/2044 (P)	2,887,893	2,928,009
Series 2005-LDP5, Class AM,
5.280%, 12/15/2044 (P)	2,000,000	2,150,660
Series 2005-CB13, Class AJ,
5.314%, 01/12/2043 (P)	1,000,000	912,974
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,371,904
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,422,508
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,931,788
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	5,055,000	5,301,416
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	993,731
Series 2007-CB19, Class AJ,
5.712%, 02/12/2049 (P)	700,000	583,781
Series 2006-LDP7, Class AJ,
5.873%, 04/15/2045 (P)	720,000	738,626
Series 2007-LD12, Class AM,
6.011%, 02/15/2051 (P)	4,690,330	5,247,175
Series 2013-INMZ, Class M,
6.132%, 09/15/2018 (P)(S)	1,710,000	1,719,533
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class XCL IO,
0.641%, 01/15/2036 (S)	5,677,672	43,485
Series 2005-C1, Class XCL IO,
0.802%, 02/15/2040 (S)	385,489	2,726
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,552,724
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,037,958
Series 2006-C6, Class AM,
5.413%, 09/15/2039	1,430,000	1,569,251
Series 2006-C4, Class AJ,
5.857%, 06/15/2038 (P)	950,000	1,008,714
Series 2007-C7, Class AJ,
6.256%, 09/15/2045 (P)	1,300,000	1,353,261

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.406%, 02/25/2030 (P)(S)	$1,517,353	$1,346,180
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.256%, 11/25/2034 (P)	1,675,000	1,555,238
Series 2004-8, Class 5A1,
2.562%, 08/25/2034 (P)	313,645	315,979
Series 2004-13, Class 2A1,
2.648%, 04/21/2034 (P)	354,776	367,832
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,043,497	1,085,949
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A1
2.146%, 12/25/2034 (P)	1,601,276	1,617,192
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.225%, 07/12/2038 (S)	151,271,507	458,050
Series 2006-C2, Class X IO,
0.336%, 08/12/2043 (S)	14,149,823	121,306
Series 2008-C1, Class X IO,
0.417%, 02/12/2051 (S)	52,170,007	759,230
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	30,703	31,014
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	3,740,000	3,983,343
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	2,050,000	2,133,808
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.742%, 02/15/2046	8,608,491	842,668
Series 2012-C5, Class XA IO,
1.882%, 08/15/2045 (S)	19,116,336	1,783,095
Series 2012-C6, Class XA IO,
2.165%, 11/15/2045 (S)	14,732,555	1,590,453
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	961,813
Series 2013-C7, Class C,
4.188%, 02/15/2046 (P)	1,149,000	1,106,519
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.622%, 12/13/2041 (S)	1,067,270	3,832
Series 2005-IQ9, Class X1 IO,
1.181%, 07/15/2056 (S)	391,653	6,703
Series 2011-C3, Class XA IO,
1.269%, 07/15/2049 (S)	20,310,508	931,156
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,405,766
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	199,701	199,586
Series 2007-IQ14, Class AM,
5.693%, 04/15/2049 (P)	3,595,000	3,788,163
Series 2006-T23, Class A4,
5.810%, 08/12/2041 (P)	630,000	690,901
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.782%, 08/25/2034 (P)	2,366,974	2,337,569

The accompanying notes are an integral part of the financial statements.
27

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
MortgageIT Trust, Series 2005-2,
Class 1A2 0.486%, 05/25/2035 (P)	$1,499,748	$1,416,033
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,794,248
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	693,121	731,832
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.394%, 12/25/2045	11,960,106	1,163,071
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	3,536	3,607
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.354%, 05/20/2035 (P)	4,065	3,750
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	801,801
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.606%, 11/25/2023 (P)	1,900,235	1,902,190
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.703%, 03/25/2044 (P)	1,552,407	1,521,250
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	980,581
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,273,279
Series 2012-C1, Class C,
5.535%, 05/10/2045 (P)(S)	815,000	874,726
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.789%, 05/10/2063 (S)	23,431,434	2,058,990
VFC 2013-1 LLC, Series 2013-1, Class A
3.130%, 03/20/2026 (S)	1,023,421	1,033,903
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,905,809
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.267%, 03/15/2042 (S)	54,752,619	124,617
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	39,191
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,734,189
Series 2005-C21, Class AJ,
5.239%, 10/15/2044 (P)	2,170,000	2,291,075
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,000,000	1,020,442
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,900,000	3,200,078
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,538,282
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.446%, 12/25/2045 (P)	2,193,610	2,016,704
Series 2005-AR2, Class 2A3,
0.506%, 01/25/2045 (P)	1,248,534	1,155,545

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR8, Class 2AB3,
0.516%, 07/25/2045 (P)	$962,025	$892,745
Series 2005-AR2, Class 2A1B,
0.526%, 01/25/2045 (P)	3,151,873	2,855,805
Series 2005-AR8, Class 2AB2,
0.576%, 07/25/2045 (P)	3,795,387	3,541,271
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,213,841	1,127,112
Series 2005-AR13, Class X IO,
1.468%, 10/25/2045	63,979,972	3,039,049
Series 2005-AR6, Class X IO,
1.613%, 04/25/2045	25,665,382	1,231,474
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,442,622	1,527,336
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	8,607	8,876
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,595,000	4,266,012
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	3,190,000	2,636,950
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.621%, 03/25/2035 (P)	1,129,260	1,112,061
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class XA IO,
1.076%, 09/15/2046	15,680,508	960,415
Series 2011-C3, Class XA IO,
1.664%, 03/15/2044 (S)	24,845,726	1,638,750
Series 2012-C10, Class XA IO,
1.823%, 12/15/2045 (S)	8,960,059	958,377
Series 2012-C9, Class XA IO,
2.249%, 11/15/2045 (S)	27,044,067	3,311,357
Series 2013-C15, Class B,
4.486%, 08/15/2046 (P)	1,505,000	1,537,814
Series 2013-C15, Class C,
4.486%, 08/15/2046 (P)	1,000,000	987,659
Series 2013-C16, Class B,
4.985%, 09/15/2046 (P)	880,000	934,881

		281,827,827
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.355%, 11/25/2020	56,399,571	1,058,169
Series K010, Class X1 IO,
0.375%, 10/25/2020	37,609,906	638,503
Series K026, Class X1 IO,
1.052%, 11/25/2022	13,747,763	983,460
Series K014, Class X1 IO,
1.257%, 04/25/2021	5,537,325	402,547
Series K022, Class X1 IO,
1.305%, 07/25/2022	18,807,323	1,586,906
Series KAIV, Class X1 IO,
1.377%, 06/25/2021	26,266,828	1,931,111
Series K017, Class X1 IO,
1.444%, 12/25/2021	24,197,955	2,103,649
Series K018, Class X1 IO,
1.454%, 01/25/2022	10,915,386	953,492

The accompanying notes are an integral part of the financial statements.
28

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K021, Class X1 IO,
1.511%, 06/25/2022	$16,976,850	$1,658,808
Series K709, Class X1 IO,
1.543%, 03/25/2019	9,648,442	645,481
Series K707, Class X1 IO,
1.555%, 12/25/2018	11,604,771	747,556
Series K705, Class X1 IO,
1.754%, 09/25/2018	15,784,049	1,101,695
Series K710, Class X1 IO,
1.782%, 05/25/2019	21,226,660	1,674,423
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	959,440
Series 3632, Class AP,
3.000%, 02/15/2040	3,778,980	3,935,710
Series 4060, Class HC,
3.000%, 03/15/2041	2,716,675	2,789,256
Series 4065, Class QA,
3.000%, 08/15/2041	2,252,238	2,295,812
Series 290, Class IO,
3.500%, 11/15/2032	5,313,760	1,026,708
Series 4068, Class AP,
3.500%, 06/15/2040	3,505,622	3,644,932
Series 3908, Class PA,
4.000%, 06/15/2039	1,255,329	1,320,364
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,718,720	702,879
Series 3830, Class NI IO,
4.500%, 01/15/2036	6,257,970	648,519
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,404,126	159,785
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,651,864	689,755
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,740,654	561,754
Series T-41, Class 3A,
6.562%, 07/25/2032 (P)	2,161	2,527
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.637%, 02/25/2022	15,510,845	611,701
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,888,997	2,770,187
Series 2012-MB, Class X1 IO,
2.201%, 12/25/2019	12,876,566	1,031,967
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,365,582	3,393,405
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	9,497,759	1,102,018
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,341,970	1,022,313
Series 2011-118, Class CD,
3.500%, 10/25/2039	5,289,541	5,541,360
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,058,621	1,095,679
Series 2012-19, Class JA,
3.500%, 03/25/2041	3,733,398	3,884,814
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,401,389	963,672
Series 402, Class 4 IO,
4.000%, 10/25/2039	973,895	207,794
Series 402, Class 3 IO,
4.000%, 11/25/2039	629,074	111,699

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2011-41, Class KA,
4.000%, 01/25/2041	$1,932,380	$2,020,897
Series 2011-86, Class NA,
4.000%, 01/25/2041	3,271,169	3,427,014
Series 402, Class 7 IO,
4.500%, 11/25/2039	988,514	213,388
Series 407, Class 21 IO,
5.000%, 01/25/2039	938,553	142,054
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	811,169	114,396
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	984,065	127,165
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,842,710	336,835
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,577,970	320,602
Series 407, Class 8 IO,
5.000%, 03/25/2041	781,461	146,651
Series 407, Class C6 IO,
5.500%, 01/25/2040	6,233,240	1,356,054
Series 2012-103, Class PS,
6.495%, 04/25/2042	4,401,785	966,905
Series 2001-50, Class BA,
7.000%, 10/25/2041	497	573
Series 2002-W3, Class A5,
7.500%, 11/25/2041	16,343	19,238
Government National
Mortgage Association
Series 2012-125, Class IO,
0.857%, 02/16/2053	22,144,631	1,584,116
Series 2012-70, Class IO,
0.964%, 08/16/2052	15,173,499	988,872
Series 2012-120, Class IO,
1.016%, 02/16/2053	17,568,643	1,282,212
Series 2012-114, Class IO,
1.033%, 01/16/2053	22,907,677	2,032,048
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	7,786,878	1,306,441

		72,345,311

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $347,328,042)		$354,173,138

ASSET BACKED SECURITIES - 4.6%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.606%, 05/25/2035 (P)	1,035,000	982,832
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.606%, 10/25/2035 (P)	2,220,000	1,853,886
Series 2004-3, Class A1,
0.876%, 09/25/2034 (P)	488,244	477,770
Aircraft Lease Securitisation, Ltd.
0.418%, 05/10/2032 (P)(S)	1,264,304	1,220,053
Airlie CLO 2006-I, Ltd., Series 2006-1A,
Class B 0.995%, 05/20/2020 (P)(S)	1,500,000	1,464,791
Ameriquest Mortgage Securities, Inc.
0.566%, 01/25/2036 (P)	1,100,000	936,811
Series 2005-R3, Class M2,
0.626%, 05/25/2035 (P)	1,480,000	1,351,333

The accompanying notes are an integral part of the financial statements.
29

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	$90	$91
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.706%, 05/25/2034 (P)	902,055	876,936
Series 2003-W10, Class M1,
1.236%, 01/25/2034 (P)	834,401	803,458
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,064,327
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.576%, 03/25/2035 (P)	1,319,269	1,255,086
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,319,518
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.396%, 07/25/2036 (P)(S)	1,751,247	1,614,012
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.456%, 06/27/2033 (P)(S)	1,735,427	1,527,176
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.849%, 06/25/2037 (P)	875,583	881,560
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,554,556	3,610,526
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,742,103	1,871,226
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.110%, 02/25/2035 (P)	1,434,097	1,475,869
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.816%, 04/25/2036 (P)	1,392,256	1,369,732
Series 2006-MH1, Class B1,
5.704%, 10/25/2036 (P)(S)	460,000	219,754
Cronos Containers Program, Ltd.
Series 2013-1A, Class A,
3.080%, 04/18/2028 (S)	2,016,667	1,996,395
Series 2012-1A, Class A,
4.210%, 05/18/2027 (S)	1,072,500	1,077,777
CSMC Trust, Series 2006-CF2, Class M1
0.626%, 05/25/2036 (P)(S)	1,655,000	1,603,488
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,388,350	5,803,889
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.846%, 11/25/2035 (P)	1,850,000	1,710,066
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.921%, 06/25/2035 (P)	793,418	780,834
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,600,000	1,581,845
Global Leveraged Capital Credit
Opportunity Fund
2.187%, 12/20/2018 (P)(S)	1,000,000	961,110
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.639%, 04/15/2019 (P)(S)	1,000,000	951,529

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.426%, 10/25/2035 (P)	$2,355,095	$2,219,044
GSAA Trust, Series 2005-10, Class M3
0.706%, 06/25/2035 (P)	2,000,000	1,867,762
GSAMP Trust, Series 2006-NC1,
Class A2 0.336%, 02/25/2036 (P)	901,610	848,438
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.456%, 03/25/2035 (P)(S)	2,061,491	1,997,210
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.986%, 04/17/2020 (P)(S)	1,300,000	1,245,677
Home Equity Asset Trust, Series 2005-6,
Class M1 0.626%, 12/25/2035 (P)	1,025,000	1,008,228
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.526%, 10/25/2035 (P)	1,490,000	1,407,602
Loomis Sayles CLO I, Ltd.
1.839%, 10/26/2020 (P)(S)	2,200,000	2,071,304
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.856%, 08/25/2037 (P)	190,690	188,735
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.906%, 09/25/2035 (P)	640,103	593,963
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.606%, 03/25/2035 (P)	2,500,000	2,347,913
Northwoods Capital V, Ltd.,
Series 2005-5A, Class C2
1.020%, 12/07/2020 (S)	2,000,000	1,852,416
Northwoods Capital VII, Ltd.,
Series 2006-7A, Class A3
0.477%, 10/22/2021 (P)(S)	1,240,520	1,232,056
RAMP Trust, Series 2005-RS3, Class M1
0.576%, 03/25/2035 (P)	985,000	925,539
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,494,981
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,225,970	1,312,418
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.336%, 05/25/2036 (P)	685,729	631,319
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.456%, 12/25/2036 (P)	3,250,000	3,070,239
Series 2005-AB1, Class M1,
0.586%, 03/25/2036 (P)	1,000,000	952,779
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2005-2XS,
Class 2A2 1.659%, 02/25/2035 (P)	1,611,837	1,539,575
TAL Advantage LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	2,395,000	2,396,341
TAL Advantage V LLC, Series 2013-1A,
Class A 2.830%, 02/22/2038 (S)	1,170,000	1,150,180
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	911,485	913,554
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,188,868	1,195,538
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	619,618	613,612

The accompanying notes are an integral part of the financial statements.
30

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	$1,903,243	$1,924,179
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	267,001	270,317

TOTAL ASSET BACKED SECURITIES (Cost $78,305,754)		$79,914,599

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	12
Rescap Liquidating Trust (I)	328	4,267

		4,279

TOTAL COMMON STOCKS (Cost $3,003)		$4,279

PREFERRED SECURITIES - 0.4%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$439,217
Financials - 0.3%
Discover Financial Services, 6.500%	31,500	766,395
FNB Corp., 7.250% (L)	30,650	824,454
Regions Financial Corp., 6.375%	54,355	1,296,367
The Goldman Sachs Group, Inc., 5.500%	35,450	839,811
Wells Fargo & Company,
Series L, 7.500%	623	733,894
Weyerhaeuser Company, 6.375%	5,600	304,976

		4,765,897
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	743,907
United Technologies Corp., 7.500%	16,493	1,096,290

		1,840,197

TOTAL PREFERRED SECURITIES (Cost $6,665,332)		$7,045,311

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	266,000

TOTAL ESCROW CERTIFICATES (Cost $101,130)		$266,000

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1476% (W)(Y)	174,966	$1,750,850

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,750,758)		$1,750,850

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	102,837,384	102,837,384
Repurchase Agreement - 0.4%
Repurchase Agreement with State
Street Corp. dated 02/28/2014 at
0.000% to be repurchased at $329,000
on 03/03/2014, collateralized by
$340,000 Federal Home Discount Note,
0.010% due 03/26/2014 (valued at
$339,830, including interest)	$329,000	$329,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Barclays Tri-Party Repurchase Agreement
dated 02/28/2014 at 0.040% to be
repurchased at $7,004,023 on
03/03/2014, collateralized by
$7,133,400 U.S. Treasury Notes,
0.250% due 09/30/2015 (valued at
$7,144,144, including interest)	$7,004,000	$7,004,000

		7,333,000

TOTAL SHORT-TERM INVESTMENTS (Cost $110,170,384)		$110,170,384

Total Investments (Active Bond Fund)
(Cost $1,726,649,405) - 103.2%		$1,780,285,252
Other assets and liabilities, net - (3.2%)		(54,544,740)

TOTAL NET ASSETS - 100.0%		$1,725,740,512

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 12.9%
Auto Components - 0.1%
Tower International, Inc. (I)	40,400	$1,037,472
Diversified Consumer Services - 0.6%
Apollo Education Group, Inc. (I)	14,000	466,620
Capella Education Company	10,800	717,984
Graham Holdings Company, Class B	3,625	2,605,289

		3,789,893
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp.	80,800	6,888,200
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,888,334
Wynn Resorts, Ltd.	38,000	9,214,620

		17,991,154
Household Durables - 1.2%
Harman International Industries, Inc.	75,300	7,886,169
NACCO Industries, Inc., Class A	1,800	105,534

		7,991,703
Internet & Catalog Retail - 2.9%
Netflix, Inc. (I)	19,900	8,868,037
Nutrisystem, Inc.	11,200	164,864
The Priceline Group, Inc. (I)	7,300	9,846,532

		18,879,433
Leisure Products - 0.6%
Sturm Ruger & Company, Inc. (L)	58,700	3,741,538
Media - 2.6%
Comcast Corp., Class A	223,200	11,537,208
Live Nation Entertainment, Inc. (I)	117,100	2,656,999
The Walt Disney Company	1,300	105,053
Viacom, Inc., Class B	28,800	2,526,624

		16,825,884
Multiline Retail - 0.4%
Macy’s, Inc.	44,900	2,597,914
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	19,300	2,458,048
O’Reilly Automotive, Inc. (I)	45,300	6,833,505

The accompanying notes are an integral part of the financial statements.
31

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Home Depot, Inc.	24,100	$1,976,923

		11,268,476
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	13,200	967,296

		85,090,763
Consumer Staples - 6.2%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	51,200	2,668,032
Monster Beverage Corp. (I)	13,700	1,013,800

		3,681,832
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	6,100	446,154
The Andersons, Inc.	67,800	3,718,152
The Kroger Company	61,000	2,558,340

		6,722,646
Food Products - 2.0%
Archer-Daniels-Midland Company	69,100	2,805,460
John B. Sanfilippo & Son, Inc.	16,200	392,850
Kraft Foods Group, Inc.	147,800	8,168,906
Tyson Foods, Inc., Class A	37,500	1,479,375

		12,846,591
Household Products - 1.4%
Kimberly-Clark Corp.	83,900	9,258,365
Personal Products - 0.3%
Herbalife, Ltd. (L)	17,900	1,192,140
Inter Parfums, Inc.	6,500	218,465
USANA Health Sciences, Inc. (I)	8,100	592,677

		2,003,282
Tobacco - 0.9%
Altria Group, Inc.	8,500	308,210
Lorillard, Inc.	115,800	5,681,148

		5,989,358

		40,502,074
Energy - 7.7%
Energy Equipment & Services - 1.4%
Exterran Holdings, Inc. (I)	14,500	594,065
Helmerich & Payne, Inc.	71,600	7,070,500
Matrix Service Company (I)	26,100	844,857
Patterson-UTI Energy, Inc.	3,800	110,618
Tesco Corp. (I)	29,700	563,409

		9,183,449
Oil, Gas & Consumable Fuels - 6.3%
Clayton Williams Energy, Inc. (I)	1,500	145,500
EQT Corp.	1,300	132,977
Exxon Mobil Corp.	51,000	4,909,770
Knightsbridge Tankers, Ltd.	27,000	279,720
Marathon Petroleum Corp.	102,500	8,610,000
PBF Energy, Inc., Class A (L)	66,400	1,673,280
Phillips 66	107,100	8,017,506
SM Energy Company	77,800	5,737,750
Valero Energy Corp.	181,600	8,713,168
Western Refining, Inc. (L)	78,600	2,864,970
Westmoreland Coal Company (I)	17,300	390,980

		41,475,621

		50,659,070

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 17.1%
Banks - 4.2%
Bank of America Corp.	266,600	$4,406,898
Comerica, Inc.	130,800	6,301,944
First Citizens BancShares, Inc., Class A	4,100	919,999
JPMorgan Chase & Company	1,600	90,912
KeyCorp	464,900	6,122,733
Popular, Inc. (I)	20,300	580,377
Simmons First National Corp., Class A	2,800	99,764
State Bank Financial Corp.	18,900	321,678
SunTrust Banks, Inc.	54,500	2,053,560
SVB Financial Group (I)	15,600	1,964,196
The PNC Financial Services Group, Inc.	13,700	1,120,386
United Community Banks, Inc. (I)	19,200	320,448
Wintrust Financial Corp.	72,400	3,350,672

		27,653,567
Capital Markets - 4.4%
Ameriprise Financial, Inc.	32,400	3,531,276
E*TRADE Financial Corp. (I)	377,400	8,480,178
Financial Engines, Inc.	17,900	1,011,529
Gladstone Investment Corp.	12,300	100,368
Legg Mason, Inc.	2,900	133,284
TD Ameritrade Holding Corp.	184,600	6,171,178
The Charles Schwab Corp.	238,300	6,317,333
Waddell & Reed Financial, Inc., Class A	46,300	3,227,110

		28,972,256
Consumer Finance - 0.3%
American Express Company	23,000	2,099,440
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	35,000	1,891,050
McGraw-Hill Financial, Inc.	87,300	6,954,318
Moody’s Corp.	10,300	813,700

		9,659,068
Insurance - 3.8%
Alleghany Corp. (I)	2,100	809,550
Allied World Assurance Company Holdings AG	10,400	1,037,088
Aspen Insurance Holdings, Ltd.	21,200	796,272
Assurant, Inc.	29,900	1,962,337
Everest Re Group, Ltd.	1,800	268,632
MetLife, Inc.	185,000	9,373,950
PartnerRe, Ltd.	78,900	7,801,632
Primerica, Inc.	10,300	461,646
StanCorp Financial Group, Inc.	17,500	1,158,150
The Hanover Insurance Group, Inc.	17,800	1,047,352
The Navigators Group, Inc. (I)	6,300	381,906

		25,098,515
Real Estate Investment Trusts - 2.4%
Apollo Commercial Real Estate Finance, Inc.	44,000	736,560
Highwoods Properties, Inc.	2,700	101,817
iStar Financial, Inc. (I)	99,500	1,542,250
Potlatch Corp.	82,100	3,254,444
Public Storage	41,500	7,013,500
Realty Income Corp.	4,900	217,658
Retail Properties of America, Inc., Class A	38,300	533,902
The Geo Group, Inc.	65,300	2,104,619

		15,504,750
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	136,800	1,874,160

The accompanying notes are an integral part of the financial statements.
32

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (I)	159,700	$1,430,912

		3,305,072

		112,292,668
Health Care - 13.2%
Biotechnology - 4.5%
Biogen Idec, Inc. (I)	11,200	3,815,616
Celgene Corp. (I)	58,400	9,387,800
Gilead Sciences, Inc. (I)	113,800	9,421,502
PDL BioPharma, Inc. (L)	547,900	4,695,503
United Therapeutics Corp. (I)	24,800	2,515,216

		29,835,637
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson and Company	28,900	3,329,858
C.R. Bard, Inc.	23,600	3,402,176
DexCom, Inc. (I)	51,600	2,327,160
NuVasive, Inc. (I)	27,500	1,010,625
Stryker Corp.	18,100	1,452,344

		11,522,163
Health Care Providers & Services - 1.9%
Addus HomeCare Corp. (I)	18,000	517,680
Aetna, Inc.	37,000	2,690,270
Cardinal Health, Inc.	32,000	2,288,960
Health Net, Inc. (I)	156,300	5,322,015
Magellan Health Services, Inc. (I)	10,200	623,628
WellPoint, Inc.	8,200	742,838

		12,185,391
Life Sciences Tools & Services - 1.6%
Covance, Inc. (I)	12,000	1,242,720
Thermo Fisher Scientific, Inc.	75,700	9,427,678

		10,670,398
Pharmaceuticals - 3.5%
Forest Laboratories, Inc. (I)	52,700	5,141,939
Johnson & Johnson	133,500	12,298,020
Pfizer, Inc.	164,700	5,288,517

		22,728,476

		86,942,065
Industrials - 14.4%
Aerospace & Defense - 8.0%
Alliant Techsystems, Inc.	58,000	7,817,820
Engility Holdings, Inc. (I)	7,500	312,975
General Dynamics Corp.	32,000	3,505,280
Huntington Ingalls Industries, Inc.	85,500	8,663,715
L-3 Communications Holdings, Inc.	43,600	5,031,440
Lockheed Martin Corp. (L)	57,400	9,316,020
Northrop Grumman Corp.	73,300	8,871,499
Raytheon Company	92,100	9,017,511

		52,536,260
Airlines - 2.7%
Alaska Air Group, Inc.	23,800	2,062,032
Delta Air Lines, Inc.	159,900	5,310,279
Southwest Airlines Company	392,400	8,805,456
Spirit Airlines, Inc. (I)	26,000	1,468,480

		17,646,247
Building Products - 0.1%
AAON, Inc.	15,950	476,586

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.5%
Kimball International, Inc., Class B	62,500	$1,173,125
Pitney Bowes, Inc.	57,600	1,465,920
The Brink’s Company	8,500	258,485
UniFirst Corp.	700	76,783

		2,974,313
Construction & Engineering - 0.1%
Argan, Inc.	32,800	937,752
Electrical Equipment - 0.4%
Acuity Brands, Inc.	18,000	2,538,900
Industrial Conglomerates - 0.0%
General Electric Company	10,000	254,700
Machinery - 0.7%
Barnes Group, Inc.	5,200	199,940
CIRCOR International, Inc.	4,800	343,488
Greenbrier Companies, Inc. (I)	10,100	424,907
IDEX Corp.	49,600	3,723,472

		4,691,807
Professional Services - 1.4%
ManpowerGroup, Inc.	94,300	7,370,488
RPX Corp. (I)	123,300	1,975,266

		9,345,754
Road & Rail - 0.5%
Union Pacific Corp.	17,000	3,066,460
Trading Companies & Distributors - 0.0%
Aceto Corp.	7,000	128,030

		94,596,809
Information Technology - 18.7%
Communications Equipment - 0.3%
Harris Corp.	14,700	1,085,154
Ubiquiti Networks, Inc. (I)	22,700	1,121,607

		2,206,761
Electronic Equipment, Instruments & Components - 0.4%
Benchmark Electronics, Inc. (I)	57,300	1,366,032
FARO Technologies, Inc. (I)	3,700	212,898
Ingram Micro, Inc., Class A (I)	14,600	429,970
Zebra Technologies Corp., Class A (I)	9,800	676,102

		2,685,002
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (I)	90,200	5,513,926
AOL, Inc. (I)	44,400	1,943,832
Google, Inc., Class A (I)	2,200	2,674,430

		10,132,188
IT Services - 4.2%
Acxiom Corp. (I)	26,900	1,001,487
Amdocs, Ltd.	177,300	7,886,303
Broadridge Financial Solutions, Inc.	78,400	2,960,384
Computer Sciences Corp.	132,400	8,367,680
Euronet Worldwide, Inc. (I)	19,300	738,418
Fiserv, Inc. (I)	4,800	278,640
FleetCor Technologies, Inc. (I)	36,900	4,794,417
Jack Henry & Associates, Inc.	12,700	738,251
Syntel, Inc. (I)	5,000	471,800
Virtusa Corp. (I)	6,300	229,131

		27,466,511
Semiconductors & Semiconductor Equipment - 2.9%
First Solar, Inc. (I)(L)	118,000	6,734,260

The accompanying notes are an integral part of the financial statements.
33

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc. (I)	75,200	$886,608
International Rectifier Corp. (I)	49,000	1,320,550
Intersil Corp., Class A	73,100	929,832
Lam Research Corp. (I)	15,100	781,123
Linear Technology Corp.	135,500	6,346,820
Microchip Technology, Inc.	1,800	81,990
Micron Technology, Inc. (I)	58,400	1,412,696
Ultra Clean Holdings, Inc. (I)	15,500	203,980

		18,697,859
Software - 3.6%
Activision Blizzard, Inc.	200,400	3,877,740
CA, Inc.	238,900	8,003,150
Electronic Arts, Inc. (I)	157,300	4,497,207
Manhattan Associates, Inc. (I)	89,300	3,383,577
Microsoft Corp.	49,893	1,911,401
Ultimate Software Group, Inc. (I)	12,600	2,091,600

		23,764,675
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	22,339	11,755,675
Hewlett-Packard Company	326,800	9,764,784
Lexmark International, Inc., Class A (L)	196,100	8,263,654
Western Digital Corp.	97,300	8,464,127

		38,248,240

		123,201,236
Materials - 3.3%
Chemicals - 1.7%
Minerals Technologies, Inc.	5,900	315,650
PPG Industries, Inc.	32,600	6,448,932
Westlake Chemical Corp.	34,200	4,559,886

		11,324,468
Containers & Packaging - 1.3%
Packaging Corp. of America	112,000	8,163,680
Paper & Forest Products - 0.3%
Resolute Forest Products, Inc. (I)	104,800	2,147,352

		21,635,500
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	3,000	196,620
Level 3 Communications, Inc. (I)	35,600	1,310,792
Verizon Communications, Inc.	107,000	5,091,060

		6,598,472

		6,598,472
Utilities - 3.8%
Electric Utilities - 1.4%
Edison International	166,400	8,714,368
PPL Corp.	18,300	590,907

		9,305,275
Multi-Utilities - 2.4%
Ameren Corp.	207,500	8,385,075
DTE Energy Company	10,500	753,480
Public Service Enterprise Group, Inc.	170,100	6,235,866

		15,374,421

		24,679,696

TOTAL COMMON STOCKS (Cost $559,332,793)		$646,198,353

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	2,981,934	29,839,615

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,834,546)		$29,839,615

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	9,023,041	9,023,041

TOTAL SHORT-TERM INVESTMENTS (Cost $9,023,041)		$9,023,041

Total Investments (All Cap Core Fund)
(Cost $598,190,380) - 104.2%		$685,061,009
Other assets and liabilities, net - (4.2%)		(27,763,494)

TOTAL NET ASSETS - 100.0%		$657,297,515

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 19.0%
Auto Components - 0.8%
Allison Transmission Holdings, Inc.	281,670	$8,388,135
Dana Holding Corp.	114,300	2,478,024
Tenneco, Inc. (I)	51,085	3,077,360

		13,943,519
Automobiles - 0.9%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,606,690	2,180,314
Fiat SpA (I)	532,499	5,559,898
General Motors Company	26,700	966,540
Harley-Davidson, Inc.	103,595	6,843,486

		15,550,238
Hotels, Restaurants & Leisure - 2.5%
Bloomin’ Brands, Inc. (I)	436,966	10,985,325
Compass Group PLC	158,725	2,508,829
Dunkin’ Brands Group, Inc.	79,139	4,089,112
Galaxy Entertainment Group, Ltd. (I)	56,968	573,414
McDonald’s Corp.	138,909	13,217,191
Panera Bread Company, Class A (I)	41,790	7,577,363
Sands China, Ltd.	72,553	609,711
Six Flags Entertainment Corp.	14,219	580,135
Wyndham Worldwide Corp.	56,075	4,086,746

		44,227,826
Household Durables - 4.1%
KB Home (L)	399,825	8,156,430
Lennar Corp., Class A	388,899	17,064,888
M/I Homes, Inc. (I)(L)	118,960	2,962,104
NVR, Inc. (I)	9,125	10,877,000
PulteGroup, Inc.	527,758	11,077,640
Taylor Morrison Home Corp., Class A (I)	101,878	2,559,175
Toll Brothers, Inc. (I)	119,245	4,651,747
Whirlpool Corp.	93,402	13,508,731

		70,857,715
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (I)	21,653	7,840,551
Groupon, Inc. (I)(L)	1,037,579	8,622,281

The accompanying notes are an integral part of the financial statements.
34

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HomeAway, Inc. (I)	15,805	$724,975
Netflix, Inc. (I)	32,338	14,410,783
Rakuten, Inc.	72,188	1,037,754
The Priceline Group, Inc. (I)	12,996	17,529,525
TripAdvisor, Inc. (I)	130,985	13,129,936

		63,295,805
Leisure Products - 0.5%
Mattel, Inc.	246,863	9,210,459
Media - 1.2%
Dentsu, Inc.	10,971	413,736
DHX Media, Ltd. (L)	376,465	1,621,726
DIRECTV (I)	56,210	4,361,896
DISH Network Corp., Class A (I)	75,071	4,417,178
Loral Space & Communications, Inc. (I)	28,100	2,220,462
ProSiebenSat.1 Media AG	21,630	1,029,619
Time Warner, Inc.	49,755	3,340,053
WPP PLC	195,429	4,280,343

		21,685,013
Multiline Retail - 0.3%
Intime Retail Group Company, Ltd.	2,060,305	2,104,779
Tuesday Morning Corp. (I)	167,325	2,616,963

		4,721,742
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	110,310	14,049,082
AutoZone, Inc. (I)	14,047	7,563,467
CarMax, Inc. (I)	19,290	934,215
Francesca’s Holdings Corp. (I)(L)	132,855	2,599,972
GameStop Corp., Class A (L)	91,212	3,403,120
Lowe’s Companies, Inc.	416,740	20,849,502
Office Depot, Inc. (I)	507,074	2,499,875
Outerwall, Inc. (I)(L)	26,885	1,901,576
Pal Company, Ltd.	21,080	370,896
The Home Depot, Inc.	92,000	7,546,760
Tiffany & Company	23,240	2,167,130
Zhongsheng Group Holdings, Ltd.	1,905,435	2,758,888

		66,644,483
Textiles, Apparel & Luxury Goods - 1.3%
Asics Corp.	10,700	209,566
Hanesbrands, Inc.	7,723	565,941
Kate Spade & Company (I)	73,718	2,522,630
Lululemon Athletica, Inc. (I)(L)	127,926	6,435,957
Michael Kors Holdings, Ltd. (I)	6,316	619,157
PVH Corp.	65,696	8,305,945
Samsonite International SA	1,389,900	3,816,396

		22,475,592

		332,612,392
Consumer Staples - 4.4%
Beverages - 2.0%
Anheuser-Busch InBev NV	42,590	4,454,661
Anheuser-Busch InBev NV, ADR	70,640	7,389,650
Diageo PLC	232,663	7,306,088
LT Group, Inc.	2,278,760	906,736
Molson Coors Brewing Company, Class B	105,059	5,970,503
Monster Beverage Corp. (I)	8,915	659,710
Treasury Wine Estates, Ltd.	2,268,406	7,873,890

		34,561,238
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	62,562	4,575,785

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Metro AG (I)	54,018	$2,234,282
Seven & I Holdings Company, Ltd.	25,318	951,984

		7,762,051
Food Products - 1.5%
Ingredion, Inc.	92,705	6,103,697
Keurig Green Mountain, Inc.	4,145	455,038
Kraft Foods Group, Inc.	124,112	6,859,670
Mead Johnson Nutrition Company	7,063	575,988
Mondelez International, Inc., Class A	220,452	7,501,982
Unilever NV - NY Shares	128,650	5,089,394

		26,585,769
Household Products - 0.3%
Kimberly-Clark Corp.	10,473	1,155,696
Svenska Cellulosa AB, B Shares	93,645	2,840,251
The Procter & Gamble Company	9,275	729,572

		4,725,519
Tobacco - 0.2%
Philip Morris International, Inc.	47,845	3,871,139

		77,505,716
Energy - 7.4%
Energy Equipment & Services - 1.0%
Halliburton Company	66,945	3,815,865
Helmerich & Payne, Inc.	10,646	1,051,293
Patterson-UTI Energy, Inc.	23,154	674,013
Superior Energy Services, Inc.	72,625	2,148,974
Trican Well Service, Ltd.	789,420	9,973,797

		17,663,942
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	86,194	7,254,087
BG Group PLC	511,224	9,301,071
BP PLC, ADR	143,716	7,273,467
Cabot Oil & Gas Corp.	67,299	2,355,465
Cameco Corp.	102,200	2,474,471
Cameco Corp.	131,500	3,190,190
Chesapeake Energy Corp.	45,420	1,176,832
Chevron Corp.	60,910	7,024,750
Cobalt International Energy, Inc. (I)	834,760	16,094,173
Exxon Mobil Corp.	82,510	7,943,238
GS Holdings	14,487	673,498
Gulfport Energy Corp. (I)	14,431	953,889
Karoon Gas Australia, Ltd. (I)	1,316,710	3,685,109
Lundin Petroleum AB (I)	24,689	494,301
Occidental Petroleum Corp.	40,731	3,931,356
Pioneer Natural Resources Company	131,876	26,530,814
Suncor Energy, Inc. (L)	180,815	5,974,128
Whiting Petroleum Corp. (I)	7,290	500,896
YPF SA, ADR (L)	155,190	4,176,163

		111,007,898

		128,671,840
Financials - 9.2%
Banks - 3.3%
BOK Financial Corp.	57,420	3,716,797
Cullen/Frost Bankers, Inc. (L)	15,025	1,121,466
Fifth Third Bancorp	21,279	461,648
First Republic Bank	58,300	3,029,851
JPMorgan Chase & Company	146,151	8,304,300
M&T Bank Corp. (L)	83,645	9,752,171
SVB Financial Group (I)	4,066	511,950

The accompanying notes are an integral part of the financial statements.
35

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	179,130	$14,649,251
Wells Fargo & Company	329,925	15,315,119

		56,862,553
Capital Markets - 2.1%
BlackRock, Inc.	60,139	18,332,773
CETIP SA - Mercados Organizados	201,995	2,155,185
Daiwa Securities Group, Inc.	53,265	482,031
Henderson Group PLC	655,300	2,792,294
LPL Financial Holdings, Inc.	88,282	4,738,978
SEI Investments Company	165,240	5,547,107
T. Rowe Price Group, Inc.	22,255	1,806,438

		35,854,806
Consumer Finance - 0.0%
Hitachi Capital Corp.	11,724	279,485
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	31,390	3,634,334
IntercontinentalExchange Group, Inc.	4,550	950,222
Japan Exchange Group, Inc.	29,424	702,035
McGraw-Hill Financial, Inc.	24,905	1,983,932
Moody’s Corp.	29,760	2,351,040
ORIX Corp.	19,327	286,631
Silver Eagle Acquisition Corp. (I)	48,600	495,720
The NASDAQ OMX Group, Inc.	22,163	850,838

		11,254,752
Insurance - 3.0%
ACE, Ltd.	61,355	6,004,814
Alleghany Corp. (I)	10,330	3,982,215
American International Group, Inc.	197,094	9,809,368
Fairfax Financial Holdings, Ltd.	7,170	2,978,338
Markel Corp. (I)(L)	12,568	7,264,304
Marsh & McLennan Companies, Inc.	351,095	16,908,735
MetLife, Inc.	123,505	6,257,998

		53,205,772
Real Estate Investment Trusts - 0.0%
Kennedy Wilson Europe Real Estate PLC (I)	3,300	58,631
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	341,325	2,615,813
Hulic Company, Ltd. (I)	27,677	320,148

		2,935,961

		160,451,960
Health Care - 17.8%
Biotechnology - 4.5%
Alkermes PLC (I)	28,770	1,400,236
Alnylam Pharmaceuticals, Inc. (I)	70,428	5,721,571
Amgen, Inc.	12,183	1,510,936
Arena Pharmaceuticals, Inc. (I)(L)	330,385	2,150,806
Biogen Idec, Inc. (I)	24,015	8,181,430
Celgene Corp. (I)	33,256	5,345,902
Cubist Pharmaceuticals, Inc. (I)	24,599	1,956,112
Foundation Medicine, Inc. (I)(L)	54,240	1,932,571
Gilead Sciences, Inc. (I)	223,053	18,466,558
Incyte Corp. Ltd. (I)	31,971	2,054,456
Innate Pharma SA (I)	94,100	1,361,843
Isis Pharmaceuticals, Inc. (I)	61,709	3,147,159
Medivation, Inc. (I)	32,328	2,324,706
NPS Pharmaceuticals, Inc. (I)	76,140	2,663,377
Portola Pharmaceuticals, Inc. (I)	105,195	2,565,706
Puma Biotechnology, Inc. (I)(L)	9,565	1,112,027
Regeneron Pharmaceuticals, Inc. (I)	30,966	10,296,195

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (I)(L)	92,124	$4,844,801
TESARO, Inc. (I)	35,040	1,156,670
Vertex Pharmaceuticals, Inc. (I)	10,503	849,273

		79,042,335
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (I)	43,980	576,138
Medtronic, Inc.	124,210	7,360,685
Varian Medical Systems, Inc. (I)	8,547	716,495

		8,653,318
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	153,926	11,010,327
Catamaran Corp. (I)	154,857	6,980,954
Envision Healthcare Holdings, Inc. (I)	270,000	9,088,200
HCA Holdings, Inc. (I)	22,602	1,157,222
Laboratory Corp. of America Holdings (I)	53,120	4,968,845
UnitedHealth Group, Inc.	95,955	7,414,443
Universal Health Services, Inc., Class B	8,308	666,966

		41,286,957
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	975,035
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	9,620	1,649,734
Pharmaceuticals - 10.3%
Actavis PLC (I)	61,995	13,689,736
Astellas Pharma, Inc.	4,500	292,503
AstraZeneca PLC	163,890	11,140,789
AstraZeneca PLC, ADR	315,320	21,366,083
Bristol-Myers Squibb Company	624,708	33,590,549
Eli Lilly & Company	134,613	8,024,281
Jazz Pharmaceuticals PLC (I)	7,601	1,154,934
Johnson & Johnson	168,889	15,558,055
Merck & Company, Inc.	639,454	36,442,483
Ono Pharmaceutical Company, Ltd.	98,301	9,745,724
Roche Holding AG	51,623	15,894,721
Salix Pharmaceuticals, Ltd. (I)	11,473	1,238,166
Sino Biopharmaceutical, Ltd.	546,975	510,995
Teva Pharmaceutical Industries, Ltd., ADR	81,900	4,085,991
TherapeuticsMD, Inc. (I)	1,046,227	7,187,579

		179,922,589

		311,529,968
Industrials - 14.8%
Aerospace & Defense - 3.0%
Bombardier, Inc., Class B	493,435	1,608,688
DigitalGlobe, Inc. (I)	352,925	10,968,909
Esterline Technologies Corp. (I)	13,870	1,493,799
Lockheed Martin Corp.	44,820	7,274,286
Moog, Inc., Class A (I)	31,200	1,932,216
Northrop Grumman Corp.	60,570	7,330,787
Rolls-Royce Holdings PLC (I)	212,287	3,547,673
Safran SA	63,639	4,473,427
Textron, Inc.	25,305	1,004,609
TransDigm Group, Inc.	21,953	3,910,707
United Technologies Corp.	73,500	8,600,970

		52,146,071
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	146,714	14,050,800
Airlines - 1.0%
AirAsia BHD	2,587,992	2,017,200

The accompanying notes are an integral part of the financial statements.
36

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
American Airlines Group, Inc. (I)(L)	250,715	$9,258,905
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	320,170	1,559,228
United Continental Holdings, Inc. (I)	93,575	4,207,132

		17,042,465
Building Products - 2.5%
Armstrong World Industries, Inc. (I)	356,437	19,564,827
Daikin Industries, Ltd.	7,047	406,026
Lennox International, Inc.	103,515	9,510,958
Owens Corning	293,705	13,439,941

		42,921,752
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (I)(L)	264,387	12,494,930
EnerNOC, Inc. (I)	80,870	1,754,070
The ADT Corp. (L)	125,885	3,865,928

		18,114,928
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)	100,139	6,073,430
KBR, Inc.	60,700	1,676,534

		7,749,964
Electrical Equipment - 1.0%
Eaton Corp. PLC	103,580	7,738,462
Hubbell, Inc., Class B	10,257	1,226,122
Mitsubishi Electric Corp.	82,500	981,852
Polypore International, Inc. (I)(L)	11,400	394,554
SolarCity Corp. (I)(L)	10,928	928,443
Zumtobel AG	231,123	5,845,260

		17,114,693
Industrial Conglomerates - 0.2%
3M Company	31,704	4,271,480
Machinery - 1.4%
Arcam AB (I)	51,400	1,840,752
Barnes Group, Inc.	91,585	3,521,443
IDEX Corp.	48,830	3,665,668
Jain Irrigation Systems, Ltd.	1,821,652	1,754,512
Kubota Corp.	25,325	355,889
PACCAR, Inc.	112,806	7,427,147
Pall Corp.	42,175	3,627,050
SMC Corp.	2,344	597,150
WABCO Holdings, Inc. (I)	15,695	1,607,953
Westport Innovations, Inc. (I)(L)	18,215	293,262

		24,690,826
Marine - 0.1%
Mitsui O.S.K. Lines, Ltd.	228,580	951,642
Nippon Yusen KK	322,635	1,033,519

		1,985,161
Professional Services - 1.0%
IHS, Inc., Class A (I)	107,041	12,832,075
Nielsen Holdings NV	99,305	4,701,099

		17,533,174
Road & Rail - 0.4%
Canadian National Railway Company	53,240	3,007,942
Kansas City Southern	30,565	2,870,665
Old Dominion Freight Line, Inc. (I)	32,047	1,706,182

		7,584,789
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (I)	414,374	9,642,483

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Company, Inc., Class A	87,340	$7,540,062
Rexel SA	289,174	7,292,974
WESCO International, Inc. (I)(L)	93,863	8,091,929

		32,567,448
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	98,009	1,176,732

		258,950,283
Information Technology - 19.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	640,312	13,958,802
Palo Alto Networks, Inc. (I)	63,165	4,494,190
Parkervision, Inc. (I)(L)	1,326,300	6,631,500

		25,084,492
Electronic Equipment, Instruments & Components - 0.2%
FEI Company	9,294	954,029
IPG Photonics Corp. (I)(L)	7,048	505,835
TE Connectivity, Ltd.	33,400	1,956,572
Truly International Holdings, Ltd.	1,743,700	944,919

		4,361,355
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (I)	22,992	1,405,501
Angie’s List, Inc. (I)(L)	100,500	1,397,955
Bankrate, Inc. (I)	158,440	3,189,397
Constant Contact, Inc. (I)	85,854	2,366,995
CoStar Group, Inc. (I)	30,815	6,195,048
Facebook, Inc., Class A (I)	98,568	6,747,965
Google, Inc., Class A (I)	15,836	19,251,033
IAC/InterActiveCorp	35,298	2,736,654
Pandora Media, Inc. (I)	119,394	4,467,723
Web.com Group, Inc. (I)	139,786	5,095,200
Yahoo!, Inc. (I)	464,783	17,973,159
Yelp, Inc. (I)	47,121	4,449,165
Zillow, Inc., Class A (I)(L)	37,552	3,139,347

		78,415,142
IT Services - 1.2%
Accenture PLC, Class A	86,610	7,218,944
Amadeus IT Holding SA, A Shares	35,334	1,551,693
Automatic Data Processing, Inc.	61,100	4,752,358
Cap Gemini SA	11,332	885,423
Global Payments, Inc.	6,962	489,637
Nomura Research Institute, Ltd.	30,274	990,408
Optimal Payments PLC (I)	270,139	2,195,142
Otsuka Corp.	3,450	443,536
Total System Services, Inc.	64,700	1,970,762

		20,497,903
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	151,265	7,687,287
Avago Technologies, Ltd.	44,900	2,770,330
Freescale Semiconductor, Ltd. (I)(L)	173,200	3,940,300
GCL-Poly Energy Holdings, Ltd. (I)	8,183,805	3,088,554
GT Advanced Technologies, Inc. (I)(L)	187,410	2,685,585
Intel Corp.	191,055	4,730,522
Lam Research Corp. (I)	54,815	2,835,580
Maxim Integrated Products, Inc.	104,692	3,424,475
Micron Technology, Inc. (I)	504,005	12,191,881
NXP Semiconductor NV (I)	563,093	31,662,719
SK Hynix, Inc. (I)	95,080	3,457,056
Skyworks Solutions, Inc. (I)	164,460	5,831,752
Sumco Corp.	732,345	5,639,211

The accompanying notes are an integral part of the financial statements.
37

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SunEdison, Inc. (I)	396,039	$7,271,276

		97,216,528
Software - 5.8%
Activision Blizzard, Inc.	289,911	5,609,778
Adobe Systems, Inc. (I)	46,833	3,213,212
ANSYS, Inc. (I)	22,145	1,849,550
Autodesk, Inc. (I)	226,696	11,892,472
Cadence Design Systems, Inc. (I)(L)	619,707	9,500,108
Concur Technologies, Inc. (I)(L)	110,441	13,633,941
Ellie Mae, Inc. (I)	42,630	1,321,530
FactSet Research Systems, Inc. (L)	20,745	2,184,241
Informatica Corp. (I)	11,732	487,582
Microsoft Corp.	532,815	20,412,143
Monitise PLC (I)	4,060,835	5,409,977
Oracle Corp.	278,096	10,876,335
Salesforce.com, Inc. (I)	50,662	3,159,789
Solera Holdings, Inc.	8,300	567,886
Symantec Corp.	156,400	3,359,472
Tableau Software, Inc., Class A (I)	18,740	1,767,932
UBISOFT Entertainment SA (I)	377,124	6,162,432

		101,408,380
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (I)(L)	37,850	2,875,086
Nokia OYJ, ADR (I)	211,555	1,603,587
SanDisk Corp.	62,573	4,649,174
Stratasys, Ltd. (I)(L)	26,940	3,424,882
Western Digital Corp.	10,705	931,228

		13,483,957

		340,467,757
Materials - 4.1%
Chemicals - 2.0%
Ecolab, Inc.	18,420	1,984,755
Givaudan SA (I)	909	1,424,128
International Flavors & Fragrances, Inc.	5,180	485,832
Methanex Corp.	45,467	3,197,694
Mitsui Chemicals, Inc.	772,450	2,002,664
OCI Company, Ltd. (I)	8,990	1,747,294
Platform Specialty Products Corp. (I)	144,286	2,954,977
Praxair, Inc.	72,959	9,511,665
The Dow Chemical Company	109,875	5,352,011
The Sherwin-Williams Company	15,110	3,029,253
Wacker Chemie AG	23,810	3,206,928

		34,897,201
Containers & Packaging - 0.6%
Graphic Packaging Holding Company (I)	36,508	373,842
Packaging Corp. of America	67,525	4,921,897
Rock-Tenn Company, Class A	29,649	3,309,421
Silgan Holdings, Inc.	48,065	2,317,214

		10,922,374
Metals & Mining - 0.5%
Allied Nevada Gold Corp. (I)(L)	323,435	1,691,565
AuRico Gold, Inc. (L)	643,883	3,167,904
Continental Gold, Ltd. (I)	656,365	2,993,446

		7,852,915
Paper & Forest Products - 1.0%
International Paper Company	76,060	3,718,573
KapStone Paper and Packaging Corp. (I)	51,440	1,635,278

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Norbord, Inc. (L)	438,080	$12,189,330

		17,543,181

		71,215,671
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	138,250	6,577,935
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	35,100	2,659,994

		9,237,929
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	256,327	11,455,254
Independent Power and Renewable Electricity
Producers - 0.1%
NRG Energy, Inc.	37,745	1,097,247

		12,552,501

TOTAL COMMON STOCKS (Cost $1,430,573,900)		$1,703,196,017

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Cloudera, Inc. (I)(R)	28,981	421,963
DocuSign, Inc. (I)	33,734	443,008
Dropbox (I)(R)	20,535	392,243

		1,257,214

TOTAL PREFERRED SECURITIES (Cost $1,257,214)		$1,257,214

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	1,040,540	1,815,447
Platform Specialty Products Corp. (Expiration
Date: 10/31/2016; Strike Price: $11.50) (I)	62,850	153,983

TOTAL WARRANTS (Cost $1,771,606)		$1,969,430

SECURITIES LENDING COLLATERAL - 7.3%
Securities Lending Collateral - 7.3%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	12,722,291	127,309,421

TOTAL SECURITIES LENDING
COLLATERAL (Cost $127,311,564)		$127,309,421

The accompanying notes are an integral part of the financial statements.
38

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/28/2014 at 0.060% to
be repurchased at $47,700,239 on
03/03/2014 collateralized by $21,084,200
U.S. Treasury Note, 2.750% due 02/15/2024,
(valued at $21,302,686 including interest)
and $26,339,341 Federal National Mortgage
Association, 3.500% due 12/01/2031,
(valued at $27,351,404 including interest)	$47,700,000	$47,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,700,000)		$47,700,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,608,614,284) - 107.5%		$1,881,432,082
Other assets and liabilities, net - (7.5%)		(130,711,569)

TOTAL NET ASSETS - 100.0%		$1,750,720,513

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 33.0%
Australia - 6.3%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	4,000,000	$3,104,056
New South Wales Treasury Corp.
6.000%, 05/01/2020		6,500,000	6,467,257
Queensland Treasury Corp.
6.000%, 10/21/2015		6,000,000	5,626,862
7.125%, 09/18/2017	NZD	5,565,000	5,054,512
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,686,947

			26,939,634
China - 4.4%
Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,134,772
1.400%, 08/18/2016		52,000,000	8,249,036
1.800%, 12/01/2015		20,000,000	3,241,686
2.380%, 07/19/2014		20,000,000	3,269,006

			18,894,500
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.777%, 02/22/2017 (P)	AUD	2,000,000	1,811,045

			1,811,045
Indonesia - 5.6%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,550,607
6.875%, 01/17/2018		$5,500,000	6,270,000
7.000%, 05/15/2027	IDR	24,000,000,000	1,762,426
8.250%, 06/15/2032		56,000,000,000	4,510,294
8.375%, 03/15/2024		75,000,000,000	6,492,807
9.500%, 07/15/2031		26,000,000,000	2,318,029

			23,904,163
Malaysia - 3.0%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,818,277

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
3.418%, 08/15/2022	MYR	12,000,000	$3,474,594
3.580%, 09/28/2018		10,000,000	3,038,160
4.262%, 09/15/2016		7,000,000	2,184,733
4.392%, 04/15/2026		8,000,000	2,447,973

			12,963,737
New Zealand - 1.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,661,314
5.500%, 04/15/2023		4,100,000	3,673,627
6.000%, 12/15/2017		2,400,000	2,162,650

			7,497,591
Philippines - 2.4%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	4,851,854
4.950%, 01/15/2021		76,000,000	1,741,604
7.000%, 01/27/2016		79,800,000	1,944,152
7.750%, 08/23/2017		57,000,000	1,473,173

			10,010,783
Singapore - 0.5%
Republic of Singapore
4.000%, 09/01/2018	SGD	2,450,000	2,178,400

			2,178,400
South Korea - 5.2%
Republic of Korea
2.750%, 03/10/2018	KRW	2,000,000,000	1,852,251
4.000%, 03/10/2016		9,500,000,000	9,108,191
4.750%, 03/10/2014		4,300,000,000	4,029,287
5.000%, 06/10/2020		1,000,000,000	1,027,163
5.750%, 09/10/2018		6,000,000,000	6,232,772

			22,249,664
Thailand - 2.6%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	3,083,375
Kingdom of Thailand
1.200%, 07/14/2021		127,088,400	3,632,177
3.250%, 06/16/2017		134,000,000	4,176,245

			10,891,797
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,285,000

			3,285,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $155,491,539)			$140,626,314

CORPORATE BONDS - 58.7%
Australia - 2.0%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		4,000,000	4,110,682
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,312,243
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017		2,000,000	1,874,801

The accompanying notes are an integral part of the financial statements.
39

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Telstra Corp., Ltd.
4.000%, 11/15/2017	AUD	520,000	$466,205

			8,763,931
Cayman Islands - 4.1%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	3,641,403
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,547,748
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,014,904
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,145,848

			17,349,903
China - 5.8%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,057,500
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,023,684
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,145,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,912,500
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,162,636
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		300,000	298,500
Longfor Properties Company, Ltd.
9.500%, 04/07/2016		2,000,000	2,092,600
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,770,000
Shanghai Baosteel Group Corp.
3.250%, 03/01/2014	CNY	10,000,000	1,634,067
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$5,332,000	5,545,280
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,159,142

			24,800,909
Germany - 0.9%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,847,526

			3,847,526
Hong Kong - 8.1%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	3,952,940
Bank of Communications Company, Ltd.
1.350%, 04/01/2014	CNY	10,000,000	1,632,892
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,896,780
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$1,300,000	1,306,500
5.250%, 04/25/2018		1,000,000	1,005,000
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,157,500
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	1,980,000
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	157,366

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hong Kong (continued)
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	$3,951,116
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,180,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,513,089
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,000,000	1,882,500
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,080,000
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,549,127
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,230,564

			34,475,374
India - 0.3%
Vedanta Resources PLC
9.500%, 07/18/2018		1,000,000	1,125,000

			1,125,000
Indonesia - 4.2%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,656,250
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,872,000
5.625%, 05/20/2043		2,500,000	2,081,250
5.625%, 05/20/2043 (S)		2,000,000	1,665,000
6.000%, 05/03/2042		4,000,000	3,490,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,060,000

			17,824,500
Japan - 0.8%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,076,684
ORIX Corp.
4.000%, 11/29/2014		13,800,000	2,269,153

			3,345,837
Luxembourg - 0.8%
European Investment Bank
6.000%, 04/22/2014	IDR	32,340,000,000	2,777,412
6.125%, 01/23/2017	AUD	500,000	481,813

			3,259,225
Malaysia - 4.4%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,779,459
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	3,996,960
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,223,507
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	5,879,076

			18,879,002
Netherlands - 2.4%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,468,600
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,647,000
Indosat Palapa Company BV
7.375%, 07/29/2020		1,700,000	1,831,750

The accompanying notes are an integral part of the financial statements.
40

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Listrindo Capital BV
6.950%, 02/21/2019		$3,000,000	$3,153,750

			10,101,100
Philippines - 0.5%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	908,854
Philippine Long Distance Telephone
Company
8.350%, 03/06/2017		$900,000	1,040,625

			1,949,479
Singapore - 7.9%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	742,000
9.000%, 01/29/2019 (S)		2,000,000	2,060,000
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,641,123
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,395,859
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	402,776
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,609,014
Oversea-Chinese Banking Corp., Ltd.
3.150%, 03/11/2023 (P)		$2,000,000	2,009,008
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	4,000,418
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,764,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	2,018,696
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	5,042,500
3.150%, 07/11/2022 (P)	SGD	5,000,000	3,975,305

			33,660,699
South Korea - 0.8%
Export-Import Bank of Korea
8.300%, 03/15/2014	IDR	10,760,000,000	922,233
Hyundai Capital Services, Inc.
3.250%, 03/04/2014	CNY	15,000,000	2,451,100

			3,373,333
Thailand - 2.0%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	3,794,896
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	907,602
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,711,196

			8,413,694
United Kingdom - 2.8%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,052,600
European Bank for Reconstruction
& Development
5.000%, 05/28/2015	INR	40,000,000	627,106

Asia Pacific Total Return Bond Fund (formerly
known as Asia Total Return Bond Fund) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
European Bank for Reconstruction &
Development (continued)
12.000%, 09/19/2014	IDR	104,000,000,000	$9,155,207

			11,834,913
United States - 7.6%
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	5,731,118
Inter-American Development Bank
3.000%, 03/25/2014	INR	150,700,000	2,428,390
4.500%, 02/04/2016	IDR	60,000,000,000	4,920,837
5.000%, 07/24/2015	INR	250,000,000	3,902,872
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,665,871
7.750%, 12/03/2016	INR	265,000,000	4,301,567
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,796,946
7.375%, 02/22/2018		2,250,000	2,204,602
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,647,833

			32,600,036
Virgin Islands - 3.3%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,760,330
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,654,024
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,772,199
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	1,961,280
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,132,280

			14,280,113

TOTAL CORPORATE BONDS (Cost $261,437,300)			$249,884,574

CAPITAL PREFERRED SECURITIES - 1.5%
Cayman Islands - 1.5%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,336,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,336,000

Total Investments (Asia Pacific Total Return Bond Fund
(formerly known as Asia Total Return Bond Fund))
(Cost $423,361,589) - 93.2%			$396,846,888
Other assets and liabilities, net - 6.8%			29,086,522

TOTAL NET ASSETS - 100.0%			$425,933,410

The accompanying notes are an integral part of the financial statements.
41

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 26.6%
Auto Components - 0.3%
Delphi Automotive PLC	29,700	$1,977,129
Johnson Controls, Inc.	49,000	2,420,600
TRW Automotive Holdings Corp. (I)	40,000	3,292,800

		7,690,529
Automobiles - 0.9%
Harley-Davidson, Inc.	192,300	12,703,337
Tesla Motors, Inc. (I)(L)	49,700	12,167,057

		24,870,394
Hotels, Restaurants & Leisure - 7.9%
Carnival Corp.	31,900	1,265,154
Chipotle Mexican Grill, Inc. (I)	56,300	31,821,324
Hilton Worldwide Holdings, Inc. (I)	253,200	5,661,552
Las Vegas Sands Corp.	555,000	47,313,750
Marriott International, Inc., Class A	135,985	7,374,467
MGM Resorts International (I)	203,100	5,595,405
Starbucks Corp.	567,900	40,298,184
Starwood Hotels & Resorts Worldwide, Inc.	303,500	25,026,610
Wynn Macau, Ltd.	2,013,200	9,692,014
Wynn Resorts, Ltd.	148,100	35,912,769

		209,961,229
Household Durables - 0.0%
Lennar Corp., Class A	16,600	728,408
Internet & Catalog Retail - 9.5%
Amazon.com, Inc. (I)	330,611	119,714,243
Ctrip.com International, Ltd., ADR (I)	211,600	11,428,516
Netflix, Inc. (I)	51,000	22,727,130
The Priceline Group, Inc. (I)	71,000	95,767,640
TripAdvisor, Inc. (I)(L)	28,800	2,886,912

		252,524,441
Media - 1.8%
Discovery Communications, Inc., Series C (I)	378,700	29,209,131
Liberty Global PLC, Class A (I)	12,700	1,099,185
The Walt Disney Company	113,300	9,155,773
Twenty-First Century Fox, Inc., Class A	209,600	7,029,984

		46,494,073
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	118,800	6,506,676
Specialty Retail - 4.6%
AutoZone, Inc. (I)	6,600	3,553,704
CarMax, Inc. (I)	87,900	4,256,997
L Brands, Inc.	158,778	8,943,965
Lowe’s Companies, Inc.	556,800	27,856,704
O’Reilly Automotive, Inc. (I)	166,800	25,161,780
Ross Stores, Inc.	143,300	10,432,240
The Home Depot, Inc.	319,200	26,183,976
Tiffany & Company	19,000	1,771,750
Tractor Supply Company	191,200	13,491,072

		121,652,188
Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group, Inc. (I)	57,300	6,584,343
Michael Kors Holdings, Ltd. (I)	58,300	5,715,149
NIKE, Inc., Class B	153,300	12,003,390
PVH Corp.	63,200	7,990,376
Ralph Lauren Corp.	16,400	2,641,712
VF Corp.	7,700	451,143

		35,386,113

		705,814,051

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 2.5%
Beverages - 0.6%
Constellation Brands, Inc., Class A (I)	71,300	$5,777,439
Monster Beverage Corp. (I)	71,000	5,254,000
PepsiCo, Inc.	51,200	4,099,584

		15,131,023
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	88,800	10,371,840
CVS Caremark Corp.	198,510	14,519,021
Walgreen Company	12,600	856,170
Whole Foods Market, Inc.	293,700	15,874,485

		41,621,516
Food Products - 0.1%
Keurig Green Mountain, Inc.	19,100	2,096,798
Household Products - 0.2%
The Procter & Gamble Company	87,900	6,914,214

		65,763,551
Energy - 4.3%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	192,308	17,884,644
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	47,136	1,649,760
Concho Resources, Inc. (I)	129,600	15,698,448
EOG Resources, Inc.	15,300	2,898,126
EQT Corp.	181,100	18,524,719
Pioneer Natural Resources Company	189,000	38,023,020
Range Resources Corp.	237,476	20,434,810

		97,228,883

		115,113,527
Financials - 6.2%
Banks - 0.3%
Citigroup, Inc.	6,900	335,547
JPMorgan Chase & Company	4,500	255,690
U.S. Bancorp	154,900	6,372,586

		6,963,823
Capital Markets - 4.0%
Ameriprise Financial, Inc.	123,889	13,502,662
Franklin Resources, Inc.	254,705	13,563,041
Invesco, Ltd.	627,300	21,516,390
Morgan Stanley	581,000	17,894,800
Northern Trust Corp.	80,911	5,004,345
State Street Corp.	250,529	16,452,239
TD Ameritrade Holding Corp.	540,200	18,058,886
The Goldman Sachs Group, Inc.	2,224	370,185

		106,362,548
Consumer Finance - 1.3%
American Express Company	362,148	33,056,869
Diversified Financial Services - 0.4%
IntercontinentalExchange Group, Inc.	52,450	10,953,658
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	129,900	6,255,984

		163,592,882
Health Care - 16.8%
Biotechnology - 10.1%
Alexion Pharmaceuticals, Inc. (I)	206,700	36,544,560
Biogen Idec, Inc. (I)	189,100	64,422,588
Celgene Corp. (I)	285,500	45,894,125

The accompanying notes are an integral part of the financial statements.
42

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)	1,113,200	$92,161,828
Pharmacyclics, Inc. (I)	20,200	2,800,932
Regeneron Pharmaceuticals, Inc. (I)	70,000	23,275,000
Vertex Pharmaceuticals, Inc. (I)	40,400	3,266,744

		268,365,777
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson and Company	58,500	6,740,370
Covidien PLC	93,400	6,720,130
Intuitive Surgical, Inc. (I)	3,900	1,734,837
Stryker Corp.	116,721	9,365,693

		24,561,030
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	21,700	1,472,345
Cardinal Health, Inc.	107,500	7,689,475
Express Scripts Holding Company (I)	43,800	3,298,578
Henry Schein, Inc. (I)	3,400	404,736
McKesson Corp.	353,900	62,657,995
UnitedHealth Group, Inc.	111,100	8,584,697

		84,107,826
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	276,800	34,472,672
Pharmaceuticals - 1.3%
Actavis PLC (I)	6,200	1,369,084
Allergan, Inc.	74,900	9,512,300
Perrigo Company PLC	41,000	6,742,040
Valeant Pharmaceuticals International, Inc. (I)	115,500	16,731,330

		34,354,754

		445,862,059
Industrials - 13.7%
Aerospace & Defense - 4.9%
Honeywell International, Inc.	167,016	15,772,991
Precision Castparts Corp.	205,600	53,020,128
The Boeing Company (L)	322,600	41,589,592
United Technologies Corp.	169,900	19,881,698

		130,264,409
Air Freight & Logistics - 0.7%
FedEx Corp.	141,200	18,826,196
Airlines - 1.8%
American Airlines Group, Inc. (I)	354,300	13,084,299
Delta Air Lines, Inc.	382,200	12,692,862
United Continental Holdings, Inc. (I)	460,900	20,722,064

		46,499,225
Electrical Equipment - 0.5%
Roper Industries, Inc.	94,400	12,802,528
Industrial Conglomerates - 2.7%
3M Company	21,300	2,869,749
Danaher Corp.	908,774	69,512,123

		72,381,872
Machinery - 0.7%
Flowserve Corp.	129,100	10,484,211
Wabtec Corp.	109,600	8,698,952

		19,183,163
Professional Services - 0.2%
IHS, Inc., Class A (I)	46,000	5,514,480
Road & Rail - 1.8%
Canadian Pacific Railway, Ltd.	34,100	5,353,700

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
J.B. Hunt Transport Services, Inc.	46,400	$3,334,768
Kansas City Southern	142,500	13,383,600
Union Pacific Corp.	137,000	24,712,060

		46,784,128
Trading Companies & Distributors - 0.4%
Fastenal Company (L)	152,500	7,196,475
W.W. Grainger, Inc.	8,300	2,116,666

		9,313,141

		361,569,142
Information Technology - 23.3%
Communications Equipment - 1.0%
Juniper Networks, Inc. (I)	10,879	290,904
QUALCOMM, Inc.	326,023	24,546,272

		24,837,176
Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd. (I)	66,200	2,525,530
Internet Software & Services - 12.7%
Akamai Technologies, Inc. (I)	242,400	14,817,912
Baidu, Inc., ADR (I)	226,200	38,664,366
eBay, Inc. (I)	377,362	22,177,565
Facebook, Inc., Class A (I)	757,365	51,849,208
Google, Inc., Class A (I)	131,884	160,324,785
LinkedIn Corp., Class A (I)	80,700	16,466,028
NAVER Corp.	8,956	6,847,342
Tencent Holdings, Ltd.	321,200	25,791,077

		336,938,283
IT Services - 6.7%
Alliance Data Systems Corp. (I)(L)	36,300	10,349,493
Cognizant Technology
Solutions Corp., Class A (I)	224,100	23,319,846
Fiserv, Inc. (I)	234,600	13,618,530
MasterCard, Inc., Class A	948,100	73,686,332
Visa, Inc., Class A	250,300	56,552,782

		177,526,983
Software - 1.8%
Autodesk, Inc. (I)	13,000	681,980
Intuit, Inc.	3,300	257,895
Microsoft Corp.	7,000	268,170
Red Hat, Inc. (I)	192,900	11,379,171
Salesforce.com, Inc. (I)	550,800	34,353,396

		46,940,612
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	52,200	27,469,728

		616,238,312
Materials - 4.1%
Chemicals - 4.1%
Airgas, Inc.	2,200	237,160
Ecolab, Inc.	294,000	31,678,500
FMC Corp.	89,800	6,930,764
Monsanto Company	91,104	10,023,262
Praxair, Inc.	197,700	25,774,149
The Sherwin-Williams Company	169,000	33,881,120

		108,524,955

		108,524,955

The accompanying notes are an integral part of the financial statements.
43

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.8%
American Tower Corp.	582,662	$47,469,473
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	67,000	5,077,481

		52,546,954

TOTAL COMMON STOCKS (Cost $1,258,670,230)		$2,635,025,433

SECURITIES LENDING COLLATERAL - 2.3%
Securities Lending Collateral - 2.3%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	6,108,048	61,122,017

TOTAL SECURITIES LENDING
COLLATERAL (Cost $61,122,635)		$61,122,017

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	524,892	524,892
T. Rowe Price Prime Reserve Investment
Fund, 0.0521% (Y)	10,651,049	10,651,049

		11,175,941

TOTAL SHORT-TERM INVESTMENTS (Cost $11,175,941)		$11,175,941

Total Investments (Blue Chip Growth Fund)
(Cost $1,330,968,806) - 102.2%		$2,707,323,391
Other assets and liabilities, net - (2.2%)		(58,079,670)

TOTAL NET ASSETS - 100.0%		$2,649,243,721

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 27.3%
Automobiles - 1.3%
Tesla Motors, Inc. (I)(L)	122,635	$30,022,274
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (I)	40,631	22,965,048
Dunkin’ Brands Group, Inc.	464,277	23,989,193
Las Vegas Sands Corp.	184,965	15,768,266
Starbucks Corp.	342,105	24,275,771

		86,998,278
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (I)	196,652	71,207,689
Netflix, Inc. (I)	63,188	28,158,468
The Priceline Group, Inc. (I)	44,704	60,298,543
TripAdvisor, Inc. (I)(L)	109,527	10,978,986

		170,643,686
Media - 3.9%
Discovery Communications, Inc., Class A (I)	301,217	25,097,400
The Walt Disney Company	530,339	42,856,695
Twenty-First Century Fox, Inc., Class A	545,812	18,306,534

		86,260,629
Specialty Retail - 4.2%
Inditex SA	250,199	35,927,157

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	80,470	$12,138,900
The TJX Companies, Inc.	657,334	40,399,748
Tiffany & Company	59,509	5,549,214

		94,015,019
Textiles, Apparel & Luxury Goods - 6.4%
Luxottica Group SpA	414,442	23,010,433
Michael Kors Holdings, Ltd. (I)	273,872	26,847,672
NIKE, Inc., Class B	576,697	45,155,375
The Swatch Group AG, ADR (L)	677,139	22,555,500
Under Armour, Inc., Class A (I)	220,691	24,971,187

		142,540,167

		610,480,053
Consumer Staples - 5.5%
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	306,842	35,839,146
Sprouts Farmers Market, Inc. (I)	122,505	4,780,145
Whole Foods Market, Inc.	531,375	28,720,819

		69,340,110
Food Products - 1.6%
Mead Johnson Nutrition Company	167,968	13,697,790
Mondelez International, Inc., Class A	660,322	22,470,758

		36,168,548
Personal Products - 0.8%
The Estee Lauder Companies, Inc., Class A	266,994	18,379,867

		123,888,525
Energy - 3.7%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc. (I)	44,293	2,225,280
Schlumberger, Ltd.	284,154	26,426,322

		28,651,602
Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (I)	217,479	26,343,231
EOG Resources, Inc.	142,802	27,049,555

		53,392,786

		82,044,388
Financials - 2.2%
Capital Markets - 2.2%
Morgan Stanley	556,676	17,145,621
The Goldman Sachs Group, Inc.	186,186	30,990,660

		48,136,281

		48,136,281
Health Care - 21.8%
Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (I)	254,403	44,978,450
Biogen Idec, Inc. (I)	184,424	62,829,568
Celgene Corp. (I)	186,304	29,948,368
Gilead Sciences, Inc. (I)	490,183	40,582,251
Incyte Corp. Ltd. (I)	132,943	8,542,917
Intercept Pharmaceuticals, Inc. (I)	10,554	4,332,417
Vertex Pharmaceuticals, Inc. (I)	337,068	27,255,318

		218,469,289
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	829,013	32,978,137
Health Care Providers & Services - 1.0%
Express Scripts Holding Company (I)	287,939	21,684,686

The accompanying notes are an integral part of the financial statements.
44

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.0%
Illumina, Inc. (I)(L)	261,511	$44,846,521
Pharmaceuticals - 7.6%
Allergan, Inc.	322,059	40,901,493
Bristol-Myers Squibb Company	624,596	33,584,527
Merck & Company, Inc.	591,184	33,691,576
Novo Nordisk A/S, ADR (L)	910,945	43,297,216
Perrigo Company PLC	109,952	18,080,507

		169,555,319

		487,533,952
Industrials - 7.7%
Aerospace & Defense - 5.1%
Precision Castparts Corp.	158,165	40,787,590
The Boeing Company	325,960	42,022,763
United Technologies Corp.	277,916	32,521,730

		115,332,083
Road & Rail - 2.6%
Canadian Pacific Railway, Ltd.	181,670	28,522,190
Union Pacific Corp.	163,542	29,499,706

		58,021,896

		173,353,979
Information Technology - 28.1%
Internet Software & Services - 9.3%
Facebook, Inc., Class A (I)	842,045	57,646,401
Google, Inc., Class A (I)	81,489	99,062,102
LinkedIn Corp., Class A (I)	167,647	34,206,694
Pandora Media, Inc. (I)	149,054	5,577,601
Twitter, Inc. (I)(L)	196,219	10,774,385

		207,267,183
IT Services - 6.4%
Accenture PLC, Class A	77,688	6,475,295
FleetCor Technologies, Inc. (I)	38,833	5,045,572
MasterCard, Inc., Class A	1,021,378	79,381,498
Visa, Inc., Class A	237,213	53,595,905

		144,498,270
Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings PLC, ADR	356,023	17,872,355
Software - 8.7%
Adobe Systems, Inc. (I)	389,842	26,747,060
FireEye, Inc. (I)(L)	105,247	9,013,353
Red Hat, Inc. (I)	480,900	28,368,291
Salesforce.com, Inc. (I)	667,783	41,649,626
Splunk, Inc. (I)	343,040	31,816,960
Tableau Software, Inc., Class A (I)	63,343	5,975,779
VMware, Inc., Class A (I)(L)	291,857	28,032,865
Workday, Inc., Class A (I)	205,231	22,558,992

		194,162,926
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	123,892	65,196,926

		628,997,660
Materials - 1.9%
Chemicals - 1.9%
Monsanto Company	391,336	43,054,787

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
American Tower Corp.	310,661	$25,309,552

TOTAL COMMON STOCKS (Cost $1,178,513,629)		$2,222,799,177

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	10,901,887	109,093,005

TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,091,763)		$109,093,005

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $6,392,000 on 03/03/2014,
collateralized by $5,765,000 U.S. Treasury
Notes, 4.750% due 08/15/2017 (valued at
$6,521,656, including interest)	$6,392,000	$6,392,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,392,000)		$6,392,000

Total Investments (Capital Appreciation Fund)
(Cost $1,293,997,392) - 104.5%		$2,338,284,182
Other assets and liabilities, net - (4.5%)		(99,914,408)

TOTAL NET ASSETS - 100.0%		$2,238,369,774

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.3%
Consumer Discretionary - 9.3%
Auto Components - 2.9%
Delphi Automotive PLC	304,100	$20,243,921
Johnson Controls, Inc.	274,800	13,575,120
TRW Automotive Holdings Corp. (I)	242,600	19,970,832

		53,789,873
Media - 1.2%
Liberty Global PLC, Class A (I)	41,100	3,557,205
Twenty-First Century Fox, Inc., Class A	63,200	2,119,728
Twenty-First Century Fox, Inc., Class B	506,700	16,482,951

		22,159,884
Multiline Retail - 1.0%
Dollar Tree, Inc. (I)	336,300	18,419,151
Specialty Retail - 4.2%
AutoZone, Inc. (I)	79,200	42,644,448
L Brands, Inc.	30,200	1,701,166
Lowe’s Companies, Inc.	259,800	12,997,794
O’Reilly Automotive, Inc. (I)	141,300	21,315,105

		78,658,513

		173,027,421
Consumer Staples - 7.2%
Beverages - 1.1%
PepsiCo, Inc.	252,500	20,217,675
Food & Staples Retailing - 0.2%
CVS Caremark Corp.	51,300	3,752,082

The accompanying notes are an integral part of the financial statements.
45

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.5%
General Mills, Inc.	489,900	$24,509,697
Mondelez International, Inc., Class A	550,500	18,733,515
Nestle SA	300,127	22,673,139

		65,916,351
Household Products - 1.0%
The Procter & Gamble Company	242,300	19,059,318
Personal Products - 0.2%
Avon Products, Inc.	204,900	3,169,803
Tobacco - 1.2%
Philip Morris International, Inc.	280,700	22,711,437

		134,826,666
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	61,100	5,142,176
Apache Corp.	176,000	13,955,040
Pioneer Natural Resources Company	33,700	6,779,766
Range Resources Corp.	104,400	8,983,620

		34,860,602
Financials - 12.1%
Banks - 2.1%
JPMorgan Chase & Company	303,400	17,239,188
M&T Bank Corp. (L)	39,900	4,651,941
The PNC Financial Services Group, Inc.	77,600	6,346,128
U.S. Bancorp	252,500	10,387,850

		38,625,107
Capital Markets - 4.7%
Invesco, Ltd.	459,800	15,771,140
State Street Corp.	507,300	33,314,391
TD Ameritrade Holding Corp.	1,150,100	38,447,843

		87,533,374
Insurance - 3.4%
Marsh & McLennan Companies, Inc.	971,700	46,797,072
XL Group PLC	544,620	16,556,448

		63,353,520
Real Estate Investment Trusts - 1.9%
Crown Castle International Corp.	380,200	28,857,180
Simon Property Group, Inc.	36,500	5,887,085

		34,744,265

		224,256,266
Health Care - 10.0%
Health Care Equipment & Supplies - 0.4%
DENTSPLY International, Inc.	154,200	6,997,596
Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc. (I)	130,000	8,934,900
Henry Schein, Inc. (I)	68,900	8,201,856
Humana, Inc.	59,000	6,635,140
UnitedHealth Group, Inc.	603,100	46,601,537

		70,373,433
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	256,200	31,907,148
Pharmaceuticals - 4.1%
Allergan, Inc.	235,600	29,921,200
Perrigo Company PLC	37,800	6,215,832
Pfizer, Inc.	939,801	30,177,010

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	305,093	$9,463,985

		75,778,027

		185,056,204
Industrials - 9.3%
Aerospace & Defense - 3.7%
The Boeing Company	112,400	14,490,608
United Technologies Corp.	461,000	53,946,220

		68,436,828
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	382,700	10,409,440
Tyco International, Ltd.	390,800	16,483,944

		26,893,384
Electrical Equipment - 0.4%
Roper Industries, Inc.	59,600	8,082,952
Industrial Conglomerates - 3.7%
Danaher Corp.	899,900	68,833,351

		172,246,515
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	125,900	7,375,222
Internet Software & Services - 1.0%
Google, Inc., Class A (I)	15,500	18,842,575
IT Services - 3.0%
Accenture PLC, Class A	58,200	4,850,970
Fiserv, Inc. (I)	717,900	41,674,095
International Business Machines Corp.	48,200	8,925,194

		55,450,259
Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductor NV (I)	349,400	19,646,762
Texas Instruments, Inc.	556,300	25,011,248

		44,658,010

		126,326,066
Materials - 0.3%
Chemicals - 0.3%
Airgas, Inc.	62,500	6,737,500
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.4%
American Tower Corp.	308,100	25,100,907
Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A (I)	102,000	9,707,340

		34,808,247
Utilities - 5.5%
Electric Utilities - 3.4%
Edison International	171,700	8,991,929
Entergy Corp.	296,700	18,935,394
Xcel Energy, Inc.	1,140,600	34,548,774

		62,476,097
Multi-Utilities - 2.1%
PG&E Corp.	891,119	39,262,703

		101,738,800

TOTAL COMMON STOCKS (Cost $922,435,387)		$1,193,884,287

The accompanying notes are an integral part of the financial statements.
46

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.4%
Financials - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,067,000
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,657,800

		3,724,800
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,356,000
SCE Trust II, 5.100%	9,890	203,833
SCE Trust III, 5.750%	64,295	1,625,378

		3,185,211

TOTAL PREFERRED SECURITIES (Cost $6,693,589)		$6,910,011

CORPORATE BONDS - 15.7%
Consumer Discretionary - 3.1%
American Honda Finance Corp.
0.337%, 11/13/2014 (P)(S)	$1,250,000	$1,250,940
CCO Holdings LLC
7.250%, 10/30/2017	710,000	754,375
Cedar Fair LP
5.250%, 03/15/2021	850,000	863,813
9.125%, 08/01/2018	1,000,000	1,073,750
Daimler Finance North America LLC
1.098%, 08/01/2018 (P)(S)	750,000	753,915
Delphi Corp.
5.000%, 02/15/2023	525,000	559,781
5.875%, 05/15/2019	4,650,000	4,888,313
6.125%, 05/15/2021	1,875,000	2,085,938
Dollar General Corp.
1.875%, 04/15/2018	2,235,000	2,211,792
4.125%, 07/15/2017	1,125,000	1,211,222
Ford Motor Credit Company LLC
1.487%, 05/09/2016 (P)	2,955,000	3,005,640
2.750%, 05/15/2015	2,300,000	2,353,993
3.875%, 01/15/2015	3,260,000	3,350,152
4.250%, 02/03/2017	1,110,000	1,195,770
5.000%, 05/15/2018	1,490,000	1,656,242
6.625%, 08/15/2017	1,225,000	1,421,273
8.000%, 06/01/2014	1,900,000	1,933,847
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	5,075,000	5,270,625
6.625%, 04/01/2021	375,000	420,469
6.900%, 07/15/2017	650,000	744,250
7.000%, 05/01/2020	650,000	742,625
8.500%, 06/15/2019	650,000	788,125
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,246,875
5.875%, 02/01/2022	675,000	715,500
Toyota Motor Credit Corp.
0.316%, 08/22/2014 (P)	1,835,000	1,835,892
0.407%, 01/23/2015 (P)	1,595,000	1,597,388
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	525,000	543,375
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,250,000	2,328,750
7.500%, 03/15/2019 (S)	3,200,000	3,480,000
7.500%, 03/15/2019 (S)	720,000	1,080,775
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	625,000	640,625
6.750%, 09/15/2022 (S)	2,150,000	2,386,500
6.875%, 05/15/2019 (S)	2,400,000	2,580,000
7.875%, 11/01/2020 (S)	550,000	609,125

		57,581,655

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.2%
B&G Foods, Inc.
4.625%, 06/01/2021	$1,100,000	$1,095,875
Campbell Soup Company
0.538%, 08/01/2014 (P)	5,250,000	5,255,345
General Mills, Inc.
0.536%, 01/29/2016 (P)	2,365,000	2,366,128
0.875%, 01/29/2016	590,000	591,708
Heineken NV
0.800%, 10/01/2015 (S)	940,000	942,183
Rite Aid Corp.
8.000%, 08/15/2020	2,150,000	2,413,375
SABMiller Holdings, Inc.
0.928%, 08/01/2018 (P)(S)	1,045,000	1,050,016
2.200%, 08/01/2018 (S)	1,450,000	1,456,667
The Procter & Gamble Company
3.100%, 08/15/2023	5,000,000	4,973,705
Walgreen Company
0.744%, 03/13/2014 (P)	2,480,000	2,479,948

		22,624,950
Energy - 4.0%
Antero Resources Finance Corp.
5.375%, 11/01/2021 (S)	2,925,000	2,990,813
6.000%, 12/01/2020	1,950,000	2,081,625
7.250%, 08/01/2019	195,000	209,625
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	3,375,000	3,541,625
6.500%, 01/15/2022	650,000	710,938
7.000%, 01/15/2021	1,800,000	1,989,000
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,446,949
4.900%, 02/01/2024	1,800,000	1,869,511
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,332,138
6.500%, 04/01/2018	1,165,000	1,322,090
8.125%, 06/01/2019	2,791,000	3,427,772
Laredo Petroleum, Inc.
5.625%, 01/15/2022 (S)	575,000	585,063
7.375%, 05/01/2022	400,000	444,000
9.500%, 02/15/2019	1,750,000	1,938,125
MarkWest Energy Partners LP
4.500%, 07/15/2023	4,875,000	4,722,656
5.500%, 02/15/2023	3,705,000	3,834,675
6.250%, 06/15/2022	4,543,000	4,906,440
6.500%, 08/15/2021	3,000,000	3,255,000
6.750%, 11/01/2020	650,000	706,875
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,132,145
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	8,025,000	8,242,625
5.750%, 06/01/2021	4,695,000	5,047,125
6.750%, 08/01/2020	900,000	978,750
8.000%, 05/15/2019	3,500,000	3,688,125
SM Energy Company
6.500%, 01/01/2023	1,350,000	1,444,500
Spectra Energy Partners LP
4.750%, 03/15/2024	1,855,000	1,964,464
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	2,425,000	2,279,500
5.250%, 05/01/2023	125,000	125,313

		74,217,467

The accompanying notes are an integral part of the financial statements.
47

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 2.0%
Burlington Northern Santa Fe LLC
3.850%, 09/01/2023	$4,250,000	$4,321,379
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	525,000
6.625%, 10/15/2020	400,000	428,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	401,000
Crown Castle International Corp.
5.250%, 01/15/2023	1,375,000	1,409,375
7.125%, 11/01/2019	2,745,000	2,930,288
E*TRADE Financial Corp.
6.000%, 11/15/2017	4,650,000	4,929,000
6.375%, 11/15/2019	2,900,000	3,146,500
6.750%, 06/01/2016	5,025,000	5,439,563
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,437,300
KFW
0.500%, 04/19/2016	4,762,000	4,766,933
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	4,011,077
Regions Bank
7.500%, 05/15/2018	75,000	89,300
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	88,825
Toyota Motor Credit Corp.
0.391%, 03/10/2015 (P)	2,250,000	2,252,754

		36,176,294
Health Care - 0.2%
Baxter International, Inc.
0.413%, 12/11/2014 (P)	2,400,000	2,403,322
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	673,438
5.875%, 01/31/2022 (S)	350,000	374,500
Zoetis, Inc.
1.150%, 02/01/2016	695,000	698,257
1.875%, 02/01/2018	410,000	411,152

		4,560,669
Industrials - 2.0%
Actuant Corp.
5.625%, 06/15/2022	100,000	103,250
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	550,000	574,750
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,601,058
1.250%, 11/06/2017	1,700,000	1,695,998
CNH Capital LLC
3.625%, 04/15/2018	2,375,000	2,410,625
3.875%, 11/01/2015	675,000	694,406
6.250%, 11/01/2016	1,250,000	1,371,875
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,394,958	1,593,740
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	330,431	382,474
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,760,580	1,811,197
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	412,956	437,733

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$118,229	$130,347
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	799,513
International Lease Finance Corp.
2.193%, 06/15/2016 (P)	1,620,000	1,632,717
John Deere Capital Corp.
0.312%, 01/12/2015 (P)	4,250,000	4,252,202
0.339%, 10/08/2014 (P)	3,250,000	3,252,460
0.700%, 09/04/2015	2,335,000	2,346,451
PACCAR Financial Corp.
0.365%, 05/05/2015 (P)	1,005,000	1,005,936
0.507%, 02/08/2016 (P)	455,000	455,915
0.750%, 05/16/2016	825,000	827,133
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,130,000
8.500%, 02/15/2019 (S)	1,200,000	1,341,000
United Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	173,400
United Technologies Corp.
0.736%, 06/01/2015 (P)	3,976,000	4,000,588
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	83,860	94,553
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	289,005	302,010
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	353,614	381,903
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,536,438
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	455,000	462,394
Xylem, Inc.
3.550%, 09/20/2016	400,000	423,654
4.875%, 10/01/2021	100,000	107,322

		37,333,042
Information Technology - 0.4%
NXP BV
3.750%, 06/01/2018 (S)	1,100,000	1,112,375
5.750%, 02/15/2021 to 03/15/2023 (S)	5,250,000	5,548,750

		6,661,125
Materials - 0.0%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067	550,000	816,103
Telecommunication Services - 2.4%
American Tower Corp.
3.500%, 01/31/2023	350,000	331,830
4.625%, 04/01/2015	170,000	176,832
5.000%, 02/15/2024	580,000	606,595
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	1,800,000	1,779,750
7.250%, 04/01/2019 to 10/15/2020	7,575,000	8,223,313
7.500%, 04/01/2021	950,000	1,047,375
8.500%, 11/01/2019	1,450,000	1,567,813

The accompanying notes are an integral part of the financial statements.
48

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	$450,000	$516,771
6.750%, 05/15/2019 (S)	1,400,000	1,718,777
SBA Communications Corp.
5.625%, 10/01/2019	575,000	602,313
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,025,000	1,078,813
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	4,980,000	6,100,500
11.500%, 11/15/2021	330,000	442,200
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	674,375
UPC Holding BV
9.875%, 04/15/2018 (S)	1,550,000	1,643,000
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	4,465,000	4,771,969
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	5,000,000	5,512,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	2,750,000	3,007,813
Verizon Communications, Inc.
0.441%, 03/06/2015 (P)(S)	4,200,000	4,196,653

		43,999,192
Utilities - 0.4%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	136,250
7.000%, 05/20/2022	650,000	710,125
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	322,500
CMS Energy Corp.
6.550%, 07/17/2017	745,000	864,696
8.750%, 06/15/2019	345,000	447,205
NSTAR Electric Company
0.476%, 05/17/2016 (P)	1,800,000	1,797,761
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	1,025,000	1,111,875
7.500%, 10/01/2018	700,000	745,500
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,982,665

		8,118,577

TOTAL CORPORATE BONDS (Cost $283,675,735)		$292,089,074

CONVERTIBLE BONDS - 0.2%
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	1,324,000	3,169,325

TOTAL CONVERTIBLE BONDS (Cost $1,752,158)		$3,169,325

TERM LOANS (M) - 5.7%
Consumer Discretionary - 0.9%
Cequel Communications LLC
3.500%, 02/14/2019	2,882,050	2,880,681
Charter Communications Operating LLC
3.000%, 07/01/2020	1,990,000	1,979,220
3.000%, 01/03/2021	813,427	809,020
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	2,565,789	2,573,795
Kasima LLC
3.250%, 05/17/2021	550,000	549,313
Peninsula Gaming LLC
4.250%, 11/20/2017	4,294,580	4,314,657

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Wendy’s International, Inc.
3.250%, 05/15/2019	$3,084,500	$3,080,644

		16,187,330
Consumer Staples - 1.6%
HJ Heinz Company
3.500%, 06/05/2020	26,715,750	26,899,287
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	3,233,178	3,222,807

		30,122,094
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	1,121,233	1,121,233
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	1,683,000	1,687,191
HCA, Inc.
2.905%, 03/31/2017	798,000	796,504

		2,483,695
Telecommunication Services - 3.0%
Crown Castle Operating Company
3.250%, 01/31/2021	15,777,546	15,779,518
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	23,973,120	24,122,952
Telesat Canada
3.250%, 03/26/2019	3,721,875	3,367,099
3.500%, 03/28/2019	3,512,914	3,519,061
4.375%, 03/24/2017	783,750	705,149
UPC Broadband Holding BV
3.250%, 06/30/2021	8,950,000	8,950,000

		56,443,779

TOTAL TERM LOANS (Cost $106,290,626)		$106,358,131

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.855%, 06/15/2017 (P)	$9,050,000	$9,091,386
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	2,151,856	2,155,058
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	2,157,068	2,160,120

TOTAL ASSET BACKED SECURITIES (Cost $13,358,814)		$13,406,564

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Notes
2.500%, 08/15/2023	$37,375,000	$37,088,857
2.750%, 11/15/2023	71,300,000	72,057,563

		109,146,420

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $106,014,343)		$109,146,420

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	248,091	2,482,600

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,482,575)		$2,482,600

The accompanying notes are an integral part of the financial statements.
49

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	7,539,051	7,539,051
T. Rowe Price Reserve Investment
Fund, 0.0521% (Y)	135,045,399	135,045,399

		142,584,450

TOTAL SHORT-TERM INVESTMENTS (Cost $142,584,450)		$142,584,450

Total Investments (Capital Appreciation Value Fund)
(Cost $1,585,287,677) - 100.7%		$1,870,030,862
Other assets and liabilities, net - (0.7%)		(13,738,073)

TOTAL NET ASSETS - 100.0%		$1,856,292,789

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 56.9%
U.S. Government - 28.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,141,166
3.125%, 02/15/2043	2,747,000	2,513,505
3.625%, 08/15/2043 to 02/15/2044	5,880,000	5,919,854
3.750%, 11/15/2043	1,658,000	1,707,740
4.500%, 08/15/2039	147,000	172,426
U.S. Treasury Notes
0.250%, 09/30/2015 to 02/29/2016	24,491,000	24,482,591
0.375%, 08/31/2015 to 01/31/2016	24,834,000	24,892,261
0.625%, 08/15/2016 to 09/30/2017	46,129,000	46,022,269
0.750%, 01/15/2017	4,412,000	4,425,099
1.500%, 01/31/2019 to 02/28/2019	25,860,000	25,853,860
2.000%, 02/28/2021	6,530,000	6,473,873
2.125%, 01/31/2021	2,929,000	2,931,747
2.750%, 11/15/2023 to 02/15/2024	4,717,000	4,757,231
3.125%, 04/30/2017	4,028,000	4,321,287

		155,614,909
U.S. Government Agency - 28.4%
Federal Home Loan Mortgage Corp.
2.117%, 02/01/2043 (P)	23	23
2.238%, 07/01/2043 (P)	28,914	29,333
2.375%, 02/01/2043 (P)	29	30
2.500%, 05/01/2028	1,885,444	1,897,858
2.682%, 11/01/2042 (P)	586,132	590,758
2.710%, 07/01/2042 (P)	1,893,482	1,914,525
2.909%, 01/01/2044 (P)	797,000	821,555
3.000%, 07/01/2032 to 12/01/2042	2,363,909	2,310,538
3.158%, 03/01/2044 (P)	269,000	279,283
3.201%, 11/01/2043 (P)	1,011,308	1,053,449
3.300%, 03/15/2044	409,000	426,043
3.500%, 03/01/2033 to 08/01/2043	9,658,007	9,717,199
4.000%, 03/01/2029 to 04/25/2034	1,369,303	1,450,452
4.500%, 06/01/2042 to 09/01/2042	4,803,836	5,164,966
5.000%, 08/01/2039 to 08/01/2041	5,414,408	5,959,996
5.500%, 07/01/2038	1,547,783	1,712,598
6.000%, 03/01/2034 to 03/01/2036	607,255	680,165
Federal National Mortgage Association
1.000%, 06/01/2042 (P)	2,599,717	2,646,042
2.113%, 04/01/2043 (P)	341	345
2.133%, 01/01/2043 (P)	1,552	1,575

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.207%, 07/01/2043 (P)	$1,209	$1,225
2.296%, 12/01/2042 (P)	1,424	1,455
2.473%, 09/01/2043 (P)	713,251	728,524
2.500%, 07/01/2027 to 02/01/2028	11,191,581	11,294,089
2.524%, 02/01/2044 (P)	602,000	621,223
2.556%, 05/01/2043 (P)	398,157	398,609
2.785%, 01/01/2044 (P)	758,171	780,876
2.809%, 03/01/2042 (P)	891,652	910,620
2.851%, 12/01/2043 (P)	614,509	634,545
2.940%, 04/25/2044 (P)	906,000	933,913
2.942%, 05/01/2042 (P)	2,385,521	2,449,306
3.000%, TBA (C)	15,000,000	14,579,370
3.000%, 02/01/2033 to 04/15/2044	13,185,745	12,789,180
3.000%, 12/01/2043 (P)	891,710	924,009
3.010%, 12/01/2043 (P)	768,400	796,248
3.020%, 12/01/2043 (P)	680,717	706,236
3.080%, 03/15/2044	496,000	514,960
3.140%, 02/01/2044 (P)	1,008,000	1,047,942
3.199%, 02/01/2044 (P)	806,000	839,691
3.500%, TBA (C)	6,400,000	6,486,854
3.500%, 07/01/2032 to 09/01/2042	7,380,591	7,471,587
4.000%, TBA (C)	5,700,000	6,006,454
4.000%, 12/01/2028 to 03/01/2034	10,033,749	10,674,267
4.500%, TBA (C)	900,000	964,048
5.000%, 03/01/2041 to 09/01/2041	7,504,593	8,319,470
5.500%, 09/01/2034 to 04/01/2040	1,599,736	1,778,539
6.000%, 03/01/2034 to 07/01/2037	7,076,080	7,907,000
6.500%, 10/01/2036	72,834	81,841
Government National Mortgage Association
3.500%, TBA (C)	2,500,000	2,571,875
4.000%, TBA (C)	14,200,000	15,025,149

		154,895,838

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $311,283,712)		$310,510,747

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Brazil - 0.2%
Federative Republic of Brazil
4.250%, 01/07/2025	1,295,000	1,246,438
Canada - 0.1%
Province of Quebec
2.625%, 02/13/2023	775,000	739,436
Japan - 0.4%
Japan Bank for International Cooperation
1.750%, 07/31/2018	1,210,000	1,214,620
3.375%, 07/31/2023	805,000	815,615

		2,030,235
Jordan - 0.1%
Hashemite Kingdom of Jordan
2.503%, 10/30/2020	781,000	785,417
Mexico - 0.4%
Government of Mexico
3.500%, 01/21/2021	605,000	612,563
5.550%, 01/21/2045	90,000	93,600
5.750%, 10/12/2110	1,712,000	1,626,400

		2,332,563

The accompanying notes are an integral part of the financial statements.
50

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.2%
Republic of Poland
4.000%, 01/22/2024	$998,000	$1,005,485
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,440,000	1,544,400
Slovenia - 0.5%
Republic of Slovenia
4.125%, 02/18/2019 (S)	530,000	544,575
4.750%, 05/10/2018 (S)	685,000	727,038
5.250%, 02/18/2024 (S)	660,000	674,197
5.500%, 10/26/2022 (S)	520,000	543,265

		2,489,075

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,294,647)		$12,173,049

CORPORATE BONDS - 22.4%
Consumer Discretionary - 2.5%
Comcast Corp.
3.600%, 03/01/2024	855,000	861,807
4.250%, 01/15/2033	270,000	266,373
4.750%, 03/01/2044	645,000	655,908
Daimler Finance North America LLC
1.875%, 09/15/2014 (S)	759,000	764,569
2.375%, 08/01/2018 (S)	820,000	833,246
DIRECTV Holdings LLC
3.800%, 03/15/2022	250,000	247,190
6.000%, 08/15/2040	150,000	155,792
Ford Motor Credit Company LLC
4.375%, 08/06/2023	1,020,000	1,057,493
General Motors Company
3.500%, 10/02/2018 (S)	735,000	758,888
4.875%, 10/02/2023 (S)	475,000	497,563
6.250%, 10/02/2043 (S)	240,000	265,800
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	965,000	975,904
Thomson Reuters Corp.
1.300%, 02/23/2017	490,000	489,633
5.650%, 11/23/2043	135,000	142,756
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,500,000	1,511,081
3.400%, 09/15/2021	300,000	310,597
TRW Automotive, Inc. 4.450%, 12/01/2023 (S)	715,000	715,000
Viacom, Inc.
4.250%, 09/01/2023	655,000	676,530
5.850%, 09/01/2043	655,000	718,926
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,255,000	1,257,455
Yum! Brands, Inc. 5.350%, 11/01/2043	385,000	401,007

		13,563,518
Consumer Staples - 1.6%
Altria Group, Inc.
4.000%, 01/31/2024	265,000	265,064
5.375%, 01/31/2044	235,000	245,348
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,200,000	1,210,603
3.700%, 02/01/2024	450,000	458,043
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	400,000	501,380
CVS Caremark Corp.
4.000%, 12/05/2023	335,000	343,668

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp. (continued)
5.300%, 12/05/2043	$195,000	$214,314
Diageo Capital PLC 1.125%, 04/29/2018	660,000	646,154
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	275,000	251,321
PepsiCo, Inc. 2.250%, 01/07/2019	985,000	996,561
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	807,000	916,043
Tyson Foods, Inc. 4.500%, 06/15/2022	610,000	633,531
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	230,000	231,801
2.400%, 10/21/2018 (S)	330,000	333,267
2.900%, 10/21/2019 (S)	661,000	669,807
3.375%, 10/21/2020 (S)	680,000	693,155

		8,610,060
Energy - 3.1%
Buckeye Partners LP 5.850%, 11/15/2043	295,000	308,358
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	332,000	361,889
DCP Midstream Operating LP
4.950%, 04/01/2022	450,000	473,372
Devon Energy Corp. 1.200%, 12/15/2016	835,000	837,932
Ecopetrol SA 7.375%, 09/18/2043	715,000	806,163
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	635,000	666,322
Energy Transfer Partners LP
5.150%, 02/01/2043	165,000	157,948
Enterprise Products Operating LLC
5.100%, 02/15/2045	475,000	485,763
Halliburton Company 2.000%, 08/01/2018	805,000	813,678
Husky Energy, Inc. 7.250%, 12/15/2019	347,000	429,036
Kerr-McGee Corp. 6.950%, 07/01/2024	895,000	1,090,567
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	445,000	441,250
5.000%, 03/01/2043	245,000	231,242
5.500%, 03/01/2044	320,000	323,037
Magellan Midstream Partners LP
5.150%, 10/15/2043	500,000	522,050
Murphy Oil Corp. 3.700%, 12/01/2022	760,000	726,783
ONEOK Partners LP
2.000%, 10/01/2017	490,000	495,314
3.200%, 09/15/2018	440,000	458,089
6.200%, 09/15/2043	170,000	193,405
Petrobras Global Finance BV
3.000%, 01/15/2019	740,000	706,003
Petroleos Mexicanos
2.257%, 07/18/2018 (P)	345,000	357,938
4.875%, 01/18/2024	295,000	303,374
5.500%, 06/27/2044	410,000	387,773
6.375%, 01/23/2045 (S)	595,000	631,832
Rowan Companies, Inc. 5.400%, 12/01/2042	320,000	303,674
Spectra Energy Partners LP
2.950%, 09/25/2018	330,000	339,919
Statoil ASA 2.900%, 11/08/2020	590,000	598,234
Talisman Energy, Inc. 3.750%, 02/01/2021	300,000	299,364
TC Pipelines LP 4.650%, 06/15/2021	181,000	187,754
TransCanada Pipelines, Ltd.
4.625%, 03/01/2034	750,000	759,638
Transocean, Inc. 6.375%, 12/15/2021	710,000	796,753
Weatherford International, Ltd.
4.500%, 04/15/2022	215,000	224,333
Western Gas Partners LP 5.375%, 06/01/2021	185,000	199,733
Williams Partners LP 4.300%, 03/04/2024	515,000	513,488

The accompanying notes are an integral part of the financial statements.
51

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc. 6.000%, 01/15/2022	$415,000	$422,263

		16,854,271
Financials - 8.6%
American Express Credit Corp.
1.750%, 06/12/2015	1,353,000	1,375,215
American International Group, Inc.
6.400%, 12/15/2020	395,000	473,577
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	165,000	212,487
Assurant, Inc.
2.500%, 03/15/2018	640,000	641,462
AvalonBay Communities, Inc.
3.625%, 10/01/2020	215,000	222,563
Bank of America Corp.
1.500%, 10/09/2015	2,129,000	2,151,838
2.600%, 01/15/2019	1,465,000	1,483,059
4.125%, 01/22/2024	1,345,000	1,375,698
5.000%, 01/21/2044	355,000	369,952
6.000%, 09/01/2017	730,000	833,606
Bank of America NA
1.125%, 11/14/2016	1,870,000	1,872,158
Berkshire Hathaway Finance Corp.
2.900%, 10/15/2020	980,000	1,003,737
Boston Properties LP
3.125%, 09/01/2023	325,000	307,293
3.800%, 02/01/2024	495,000	493,581
Capital One Bank USA NA
1.150%, 11/21/2016	580,000	580,729
Citigroup, Inc.
1.700%, 07/25/2016	735,000	744,996
2.650%, 03/02/2015	427,000	435,455
4.450%, 01/10/2017	876,000	951,953
Cooperatieve Centrale Raiffeisen
5.750%, 12/01/2043	390,000	425,081
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.250%, 01/14/2019	1,210,000	1,217,769
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	643,437
DDR Corp.
3.375%, 05/15/2023	735,000	694,238
4.625%, 07/15/2022	770,000	808,239
Deutsche Bank AG
2.500%, 02/13/2019	910,000	918,445
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	475,000	467,661
Discover Bank
4.200%, 08/08/2023	475,000	487,469
Federal Realty Investment Trust
3.000%, 08/01/2022	605,000	587,221
3.950%, 01/15/2024	345,000	352,332
Five Corners Funding Trust
4.419%, 11/15/2023 (S)	1,210,000	1,235,253
General Electric Capital Corp.
5.875%, 01/14/2038	705,000	834,928
HSBC Holdings PLC
4.000%, 03/30/2022	395,000	409,484
HSBC USA, Inc.
2.375%, 02/13/2015	845,000	860,750
ING Bank NV
5.800%, 09/25/2023 (S)	785,000	839,934

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
3.875%, 10/28/2041	$583,000	$555,215
4.375%, 01/24/2044	205,000	211,102
Intesa Sanpaolo SpA
2.375%, 01/13/2017	800,000	801,951
JPMorgan Chase & Company
4.850%, 02/01/2044	405,000	415,685
Lazard Group LLC
4.250%, 11/14/2020	630,000	662,940
6.850%, 06/15/2017	1,280,000	1,462,990
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	765,000	762,942
6.500%, 05/01/2042 (S)	367,000	428,920
Markel Corp.
3.625%, 03/30/2023	270,000	260,864
4.900%, 07/01/2022	380,000	406,354
Mid-America Apartments LP
4.300%, 10/15/2023	490,000	495,475
MidAmerican Energy Holdings Company
5.150%, 11/15/2043 (S)	290,000	310,520
Morgan Stanley
2.500%, 01/24/2019	450,000	451,850
5.375%, 10/15/2015	665,000	712,917
5.500%, 07/28/2021	450,000	512,761
Morgan Stanley Company
5.000%, 11/24/2025	535,000	555,918
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,166,000	1,263,735
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	2,400,000	2,393,784
ProLogis LP
4.250%, 08/15/2023	300,000	306,778
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	1,190,000	1,225,751
Societe Generale SA
5.000%, 01/17/2024 (S)	520,000	526,651
Standard Chartered PLC
3.950%, 01/11/2023 (S)	690,000	657,832
Swedbank AB
2.375%, 02/27/2019 (S)	1,345,000	1,349,086
Tanger Properties LP
3.875%, 12/01/2023	330,000	330,256
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	1,055,000	1,061,037
4.000%, 03/03/2024	1,190,000	1,190,119
6.250%, 02/01/2041	260,000	311,931
6.750%, 10/01/2037	269,000	310,566
WR Berkley Corp.
4.625%, 03/15/2022	330,000	346,010
XLIT, Ltd.
5.250%, 12/15/2043	330,000	353,099

		46,946,639
Health Care - 1.6%
Amgen, Inc. 5.375%, 05/15/2043	580,000	630,208
Boston Scientific Corp. 4.125%, 10/01/2023	355,000	360,227
Celgene Corp.
2.300%, 08/15/2018	425,000	428,406
5.250%, 08/15/2043	440,000	472,134
Express Scripts Holding Company
2.100%, 02/12/2015	890,000	902,408
Merck & Company, Inc. 2.800%, 05/18/2023	515,000	492,527
Mylan, Inc. 5.400%, 11/29/2043	195,000	205,822
Novartis Capital Corp. 4.400%, 05/06/2044	590,000	595,469

The accompanying notes are an integral part of the financial statements.
52

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Perrigo Company PLC
2.300%, 11/08/2018 (S)	$555,000	$555,972
4.000%, 11/15/2023 (S)	265,000	267,391
Pfizer, Inc. 3.000%, 06/15/2023	415,000	403,011
St. Jude Medical, Inc. 3.250%, 04/15/2023	745,000	722,356
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	392,000	376,717
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	740,000	740,079
2.400%, 02/01/2019	300,000	300,679
4.150%, 02/01/2024	300,000	308,447
WellPoint, Inc.
3.125%, 05/15/2022	773,000	744,203
5.100%, 01/15/2044	230,000	236,985

		8,743,041
Industrials - 0.5%
Crane Company 4.450%, 12/15/2023	295,000	304,606
ERAC USA Finance LLC
5.625%, 03/15/2042 (S)	699,000	757,270
Glencore Funding LLC
2.500%, 01/15/2019 (S)	405,000	398,545
Northrop Grumman Corp.
3.250%, 08/01/2023	820,000	788,070
4.750%, 06/01/2043	630,000	628,492
Weatherford International, Ltd.
5.950%, 04/15/2042	150,000	159,413

		3,036,396
Information Technology - 0.8%
Cisco Systems, Inc. 3.625%, 03/04/2024	1,320,000	1,329,961
Google, Inc. 3.375%, 02/25/2024	680,000	685,758
IBM Corp. 3.625%, 02/12/2024	1,195,000	1,201,958
Juniper Networks, Inc. 4.500%, 03/15/2024	175,000	175,467
Microsoft Corp. 4.875%, 12/15/2043	355,000	381,672
Oracle Corp. 3.625%, 07/15/2023	470,000	477,094

		4,251,910
Materials - 0.6%
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	555,000	586,505
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	340,000	346,917
LYB International Finance BV
4.000%, 07/15/2023	330,000	336,589
4.875%, 03/15/2044	385,000	384,395
5.250%, 07/15/2043	205,000	216,267
Nucor Corp. 4.000%, 08/01/2023	300,000	302,645
The Mosaic Company
5.450%, 11/15/2033	210,000	223,513
5.625%, 11/15/2043	235,000	249,456
Vale SA 5.625%, 09/11/2042	420,000	392,390
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	425,000	430,590

		3,469,267
Telecommunication Services - 1.7%
America Movil SAB de CV
3.125%, 07/16/2022	1,085,000	1,025,839
American Tower Corp.
3.500%, 01/31/2023	531,000	503,434
4.500%, 01/15/2018	565,000	614,587
5.050%, 09/01/2020	422,000	459,164
AT&T, Inc.
1.600%, 02/15/2017	830,000	838,953

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc. (continued)
4.300%, 12/15/2042	$205,000	$182,220
British Telecommunications PLC
1.250%, 02/14/2017	325,000	325,788
Telefonica Chile SA 3.875%, 10/12/2022 (S)	565,000	528,319
Telefonica Emisiones SAU
4.570%, 04/27/2023	535,000	545,204
Verizon Communications, Inc.
4.500%, 09/15/2020	385,000	417,103
5.150%, 09/15/2023	1,500,000	1,643,663
6.400%, 09/15/2033	1,096,000	1,303,464
6.550%, 09/15/2043	640,000	783,668

		9,171,406
Utilities - 1.4%
Ameren Corp. 8.875%, 05/15/2014	720,000	731,492
American Electric Power Company, Inc.
1.650%, 12/15/2017	790,000	790,115
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)	390,000	394,875
Dominion Gas Holdings LLC
4.800%, 11/01/2043 (S)	275,000	279,144
Dominion Resources, Inc. 8.875%, 01/15/2019	680,000	869,695
Duke Energy Corp. 3.950%, 10/15/2023	295,000	302,479
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	320,000	330,971
Electricite de France
4.875%, 01/22/2044 (S)	335,000	332,277
6.000%, 01/22/2114 (S)	500,000	519,202
Louisville Gas & Electric Company
4.650%, 11/15/2043	185,000	193,723
MidAmerican Energy Company
2.400%, 03/15/2019	540,000	552,104
4.800%, 09/15/2043	40,000	42,804
Pacific Gas & Electric Company
3.250%, 06/15/2023	605,000	590,518
4.750%, 02/15/2044	215,000	218,286
Puget Energy, Inc. 6.000%, 09/01/2021	880,000	1,015,392
Southwestern Electric Power Company
3.550%, 02/15/2022	260,000	260,807
Virginia Electric and Power Company
4.450%, 02/15/2044	285,000	287,593

		7,711,477

TOTAL CORPORATE BONDS (Cost $119,835,904)		$122,357,985

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	580,000	759,643
Los Angeles Community College District
(California) 6.750%, 08/01/2049	555,000	754,117
New Jersey State Turnpike Authority
7.102%, 01/01/2041	703,000	960,860
North Texas Tollway Authority
6.718%, 01/01/2049	640,000	848,038
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	750,000	696,683
State of California 7.600%, 11/01/2040	480,000	677,237
State of Illinois, GO
5.365%, 03/01/2017	405,000	442,049
5.877%, 03/01/2019	330,000	369,626
The Ohio State University 4.800%, 06/01/2111	219,000	209,463

TOTAL MUNICIPAL BONDS (Cost $5,024,093)		$5,717,716

The accompanying notes are an integral part of the financial statements.
53

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
Commercial & Residential - 6.8%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class A4
5.439%, 03/11/2039 (P)	$604,000	$648,163
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	29,063	29,074
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,030,429
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AAB
3.552%, 03/10/2047	412,000	424,350
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	616,964	620,154
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	375,037
Series 2013-CR7, Class A4,
3.213%, 03/10/2046	465,000	455,879
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	752,000	779,349
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	867,000	914,339
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	304,000	315,352
Series 2014-CR15, Class A4,
4.074%, 02/10/2047 (P)	304,000	316,509
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	477,000	514,019
Series 2013-CR11, Class A4,
4.258%, 10/10/2046	755,000	797,343
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C5, Class A4
4.829%, 11/15/2037	162,986	165,793
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	418,000	437,027
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	534,331	559,737
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	877,000	957,631
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	825,000	926,557
DDR I Depositor LLC Trust,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	918,525	934,329
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	376,000	395,117
GS Mortgage Securities Corp. II
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	661,000	685,063
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	975,000	1,021,715
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	728,000	767,186
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	321,296	331,705
Series 2007-GG10, Class A4,
5.806%, 08/10/2045 (P)	618,755	683,020
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	2,016,467	2,266,455

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013, Class C12,
1.085%, 07/15/2045	$576,805	$576,550
Series 2013-C14, Class A2,
3.019%, 08/15/2046	261,000	271,938
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	298,000	312,882
Series 2013-C15, Class A4,
4.096%, 11/15/2045	760,000	792,177
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	581,443
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	324,051	339,286
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,681,337
Series 2011-C4, Class A4,
4.388%, 07/15/2046 (S)	675,000	730,245
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	421,312	424,313
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	87,306	88,054
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	1,040,000	1,124,112
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	308,316	328,483
Series 2007-C1, Class A4,
5.716%, 02/15/2051	606,000	674,771
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class A3
4.388%, 02/15/2046 (S)	1,671,000	1,833,525
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.880%, 07/15/2044 (P)	272,785	274,665
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	97,553	98,865
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,169,616	1,176,047
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,389,000	1,359,563
Series 2012-C5, Class A3,
2.825%, 08/15/2045	644,000	640,473
Series 2013-C10, Class A3,
3.967%, 07/15/2046 (P)	736,000	769,004
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,177,000	1,235,280
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	422,287	424,779
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.266%, 02/25/2047 (P)	15,439	14,171
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,335,577
Sequoia Mortgage Trust, Series 2011-1,
Class A1 4.125%, 02/25/2041 (P)	38,236	38,969

The accompanying notes are an integral part of the financial statements.
54

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	$669,000	$669,306
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	1,383,000	1,376,104
Series 2013-C5, Class A4,
3.185%, 03/10/2046	218,000	213,284
Series 2012-C2, Class A4,
3.525%, 05/10/2063	341,000	344,863

		37,081,398
U.S. Government Agency - 4.4%
Federal Home Loan Mortgage Corp.
Series 2013-121, Class LB,
3.000%, 12/25/2043	2,362,348	2,435,595
Series 3664, Class DA,
4.000%, 11/15/2037	539,044	581,015
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	763,690
Series 3876, Class NB,
5.000%, 08/15/2038	904,535	996,142
Series 3645, Class KP,
5.000%, 02/15/2040	1,252,280	1,382,382
Series 3622, Class WA,
5.500%, 09/15/2039	116,125	129,747
Series T-48, Class 1A,
5.830%, 07/25/2033 (P)	19,034	21,806
Series 2980, Class QA,
6.000%, 05/15/2035	160,958	181,661
Series 3529, Class AG,
6.500%, 04/15/2039	1,239,450	1,386,207
Series T-57, Class 1A2,
7.000%, 07/25/2043	204,270	236,522
Series T-57, Class 1A3,
7.500%, 07/25/2043	185,748	223,093
Series T-59, Class 1A3,
7.500%, 10/25/2043	257,845	306,878
Series T-60, Class 1A3,
7.500%, 03/25/2044	270,428	324,317
Federal National Mortgage Association
Series 2012-133, Class JP,
2.500%, 07/25/2042	1,657,094	1,613,433
Series 2013-41, Class WG,
2.500%, 11/25/2042	484,880	477,880
Series 2012-130, Class DC,
3.000%, 12/25/2042	6,706,152	6,403,477
Series 2012-134, Class LC,
3.000%, 12/25/2042	620,458	610,308
Series 416, Class A350,
3.500%, 11/25/2042	2,428,904	2,478,218
Series 2011-53, Class TN,
4.000%, 06/25/2041	916,623	974,996
Series 2009-20, Class DT,
4.500%, 04/25/2039	683,079	737,288
Series 2005-5, Class PA,
5.000%, 01/25/2035	19,537	21,187
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	364,312
Series 2002-95, Class DB,
6.000%, 01/25/2033	823,981	949,279
Series 2006-56, Class CA,
6.000%, 07/25/2036	11,189	12,413

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2002-33, Class A2,
7.500%, 06/25/2032	$222,444	$263,662

		23,875,508

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $61,427,074)		$60,956,906

ASSET BACKED SECURITIES - 14.0%
Ally Auto Receivables Trust
Series 2012-2, Class A3,
0.740%, 04/15/2016	804,574	805,955
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,342,000	1,338,383
Series 2012-1, Class A3,
0.930%, 02/16/2016	187,211	187,682
Series 2010-4, Class A4,
1.350%, 12/15/2015	722,859	725,040
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,113,806	1,119,849
Series 2010-2, Class A4,
2.090%, 05/15/2015	32,151	32,182
Series 2011-1, Class A4,
2.230%, 03/15/2016	1,301,012	1,309,885
Ally Master Owner Trust
Series 2014-1, Class A1,
0.624%, 01/15/2019 (P)	1,070,000	1,071,242
Series 2011-4, Class A1,
0.954%, 09/15/2016 (P)	708,000	709,572
Series 2012-5, Class A,
1.540%, 09/15/2019	769,000	769,331
American Express Issuance Trust II
Series 2013-1, Class A,
0.434%, 02/15/2019 (P)	1,294,000	1,295,052
Series 2013-2, Class A,
0.584%, 08/15/2019 (P)	1,703,000	1,709,994
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class A2,
0.530%, 11/08/2016	230,733	230,787
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	706,877
Series 2013-3, Class A2,
0.680%, 10/11/2016	1,734,135	1,735,141
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	1,734,000	1,735,333
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,031,000	1,034,213
Series 2013-3, Class A2,
1.040%, 11/21/2016	461,000	463,117
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	751,056
Series 2014-1, Class A3,
1.320%, 06/20/2018	1,426,000	1,430,376
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,024,859
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	554,475
Series 2013-3, Class A4,
1.680%, 04/20/2018	591,000	597,918
Series 2014-1, Class A4,
1.690%, 10/22/2018	607,000	610,499

The accompanying notes are an integral part of the financial statements.
55

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2013-A2, Class A2,
0.254%, 02/15/2017 (P)	$403,000	$402,881
Series 2012-A9, Class A9,
0.304%, 10/16/2017 (P)	1,130,000	1,130,201
Series 2012-A8, Class A8,
0.540%, 10/16/2017	398,000	398,131
Series 2013-A9, Class A,
0.574%, 11/16/2020 (P)	611,000	612,153
Series 2013-A7, Class A,
0.584%, 09/15/2020 (P)	218,000	218,551
Citibank Credit Card Issuance Trust
Series 2013-A1, Class A1,
0.256%, 04/24/2017 (P)	1,015,000	1,014,882
Series 2013-A7, Class A7,
0.586%, 09/10/2020 (P)	1,730,000	1,736,335
Series 2013-A6, Class A6,
1.320%, 09/07/2018	2,005,000	2,027,448
Discover Card Execution Note Trust
Series 2014-A1, Class A1,
0.585%, 07/15/2021 (P)	1,814,000	1,816,790
Series 2013-A5, Class A5,
1.040%, 04/15/2019	200,000	200,451
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%, 02/15/2019	2,374,000	2,374,430
Honda Auto Receivables Owner Trust
Series 2013-2, Class A3,
0.530%, 02/16/2017	669,000	669,787
Series 2013-3, Class A2,
0.540%, 01/15/2016	1,287,000	1,288,142
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	252,230	253,579
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.245%, 11/27/2018 (P)	323,205	322,597
Series 2006-2, Class A4,
0.319%, 10/26/2026 (P)	1,943,155	1,938,123
Series 2006-1, Class A4,
0.326%, 11/23/2022 (P)	1,757,181	1,752,406
Series 2004-3, Class A5,
0.419%, 10/27/2036 (P)	970,100	952,638
Series 2007-2A, Class A3L,
0.596%, 03/25/2026 (P)(S)	3,065,000	3,032,254
Series 2010-4, Class A,
0.956%, 04/25/2046 (P)(S)	540,220	547,714
Nissan Auto Receivables Owner Trust,
Series 2012-B, Class A2
0.390%, 04/15/2015	60,023	60,026
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	1,284,821	1,285,497
Series 2012-5, Class A2,
0.570%, 12/15/2015	31,869	31,871
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	396,215
Series 2013-2, Class A3,
0.700%, 09/15/2017	1,955,000	1,958,122
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	354,588
Series 2014-1, Class A3,
0.870%, 01/16/2018	605,000	606,203
SLC Student Loan Trust, Series 2007-2,
Class A2 0.636%, 05/15/2028 (P)	417,633	416,918

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust,
Series 2010-A, Class 2A
3.404%, 05/16/2044 (P)(S)	$1,829,940	$1,943,392
SLM Student Loan Trust
Series 2005-9, Class A4,
0.339%, 01/25/2023 (P)	99,075	99,087
Series 2005-5, Class A3,
0.339%, 04/25/2025 (P)	140,794	140,056
Series 2006-5, Class A5,
0.349%, 01/25/2027 (P)	764,000	747,931
Series 2013-1, Class A2,
0.406%, 09/25/2019 (P)	628,000	622,903
Series 2007-2, Class B,
0.409%, 07/25/2025 (P)	512,000	441,217
Series 2013-3, Class A2,
0.456%, 05/26/2020 (P)	641,000	640,712
Series 2013-5, Class A2,
0.556%, 10/26/2020 (P)	828,000	829,481
Series 2010-1, Class A,
0.556%, 03/25/2025 (P)	1,107,278	1,110,914
Series 2013-6, Class A2,
0.656%, 02/25/2021 (P)	272,000	272,982
Series 2004-8A, Class A5,
0.739%, 04/25/2024 (P)(S)	1,677,305	1,683,576
Series 2014-A, Class A1,
0.755%, 07/15/2022 (P)(S)	1,456,000	1,456,017
Series 2008-6, Class A2,
0.789%, 10/25/2017 (P)	105,973	106,224
Series 2013-C, Class A1,
1.005%, 02/15/2022 (P)(S)	978,791	982,510
Series 2012-E, Class A1,
1.014%, 10/16/2023 (P)(S)	1,194,299	1,196,581
Series 2012-6, Class B,
1.156%, 04/27/2043 (P)	720,000	656,765
Series 2012-C, Class A1,
1.254%, 08/15/2023 (P)(S)	682,784	686,916
Series 2005-6, Class A5B,
1.439%, 07/27/2026 (P)	579,442	588,724
Series 2008-5, Class A3,
1.539%, 01/25/2018 (P)	548,000	552,482
Series 2012-A, Class A1,
1.554%, 08/15/2025 (P)(S)	1,143,107	1,156,718
Series 2013-2, Class B,
1.656%, 06/25/2043 (P)	119,000	114,202
Series 2013-3, Class B,
1.656%, 09/25/2043 (P)	366,000	345,559
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	2,129,000	2,074,240
Series 2012-E, Class A2B,
1.904%, 06/15/2045 (P)(S)	1,428,000	1,462,133
Series 2013-1, Class B,
1.956%, 11/25/2043 (P)	331,000	325,976
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	489,006
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	992,000	1,013,963
SMS Student Loan Trust
Series 2000-A, Class A2,
0.425%, 10/28/2028 (P)	489,323	486,139
Series 2000-B, Class A2,
0.435%, 04/28/2029 (P)	457,430	455,564
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.856%, 12/10/2018 (P)(S)	1,586,000	1,590,948

The accompanying notes are an integral part of the financial statements.
56

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	$242,842	$242,803
World Financial Network Credit
Card Master Trust
Series 2014-A, Class A,
0.535%, 12/15/2019 (P)	1,031,000	1,031,439
Series 2013-B, Class A,
0.910%, 03/16/2020	1,325,000	1,323,156

TOTAL ASSET BACKED SECURITIES (Cost $76,426,951)		$76,618,067

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	37	485

TOTAL COMMON STOCKS (Cost $291)		$485

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	21,437,665	21,437,665

TOTAL SHORT-TERM INVESTMENTS (Cost $21,437,665)		$21,437,665

Total Investments (Core Bond Fund)
(Cost $607,730,337) - 111.7%		$609,772,620
Other assets and liabilities, net - (11.7%)		(63,640,268)

TOTAL NET ASSETS - 100.0%		$546,132,352

Core Diversified Growth & Income Portfolio
(in liquidation)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 40.0%
Equity - 28.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	942,974	$12,390,683
Fixed Income - 12.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	539,939	5,291,398
Unaffiliated Investment Companies - 60.0%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	35,981	1,662,309
American Funds EuroPacific Growth
Fund, Class R5	25,387	1,261,752
American Funds New Perspective
Fund, Class R5	43,452	1,656,831
American Funds The Growth Fund of
America, Class R5	80,607	3,572,484
American Funds The Investment Company of
America, Class R5	183,279	6,839,954
American Funds Washington Mutual Investors
Fund, Class R5	90,490	3,592,460

Core Diversified Growth & Income Portfolio (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 18.0%
American Funds U.S. Government Securities
Fund, Class R5	576,405	$7,937,096

TOTAL INVESTMENT COMPANIES (Cost $34,585,944)		$44,204,967

Total Investments (Core Diversified Growth & Income
Portfolio (in liquidation)) (Cost $34,585,944) - 100.0%		$44,204,967
Other assets and liabilities, net - 0.0%		(8,643)

TOTAL NET ASSETS - 100.0%		$44,196,324

Core Fundamental Holdings Portfolio (in liquidation)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies (G) - 40.0%
Equity - 24.1%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	313,222	$4,115,737
Fixed Income - 15.9%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	278,339	2,727,726
Unaffiliated Investment Companies - 60.1%
Equity - 36.1%
American Funds EuroPacific Growth
Fund, Class R5	26,960	1,339,931
American Funds The Growth Fund of
America, Class R5	27,223	1,206,515
American Funds The Investment Company of
America, Class R5	64,796	2,418,177
American Funds Washington Mutual Investors
Fund, Class R5	30,499	1,210,790
Fixed Income - 24.0%
American Funds U.S. Government Securities
Fund, Class R5	297,137	4,091,577

TOTAL INVESTMENT COMPANIES (Cost $13,522,210)		$17,110,453

Total Investments (Core Fundamental Holdings Portfolio (in
liquidation)) (Cost $13,522,210) - 100.1%		$17,110,453
Other assets and liabilities, net - (0.1%)		(10,633)

TOTAL NET ASSETS - 100.0%		$17,099,820

Core Global Diversification Portfolio (in liquidation)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 28.4%
Equity - 14.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	432,093	$5,677,696

The accompanying notes are an integral part of the financial statements.
57

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 13.9%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	552,867	$5,418,100
Unaffiliated Investment Companies - 71.6%
Equity - 39.2%
American Funds Capital World Growth and
Income Fund, Class R5	73,127	3,378,452
American Funds EuroPacific Growth
Fund, Class R5	133,356	6,627,771
American Funds New Perspective
Fund, Class R5	88,731	3,383,326
American Funds The Investment Company of
America, Class R5	51,277	1,913,671
Fixed Income - 20.9%
American Funds U.S. Government Securities
Fund, Class R5	590,699	8,133,920
Exchange Traded Funds - 11.5%
Vanguard MSCI EAFE ETF	107,359	4,494,048

TOTAL INVESTMENT COMPANIES (Cost $32,462,049)		$39,026,984

Total Investments (Core Global Diversification Portfolio (in
liquidation)) (Cost $32,462,049) - 100.0%		$39,026,984
Other assets and liabilities, net - 0.0%		(7,139)

TOTAL NET ASSETS - 100.0%		$39,019,845

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.8%
Consumer Discretionary - 10.4%
Auto Components - 0.6%
Johnson Controls, Inc.	241,600	$11,935,040
Automobiles - 1.1%
Ford Motor Company	602,000	9,264,780
General Motors Company	292,439	10,586,292

		19,851,072
Distributors - 0.6%
Genuine Parts Company	118,150	10,407,834
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	392,600	15,570,516
Household Durables - 0.1%
Whirlpool Corp.	11,600	1,677,708
Leisure Products - 0.9%
Mattel, Inc.	444,200	16,573,102
Media - 3.4%
Cablevision Systems Corp., Class A	445,900	7,847,840
Comcast Corp., Class A	165,300	8,544,355
The Madison Square Garden, Inc., Class A (I)	126,525	7,213,190
The New York Times Company, Class A	408,200	6,702,644
The Walt Disney Company	127,200	10,279,032
Time Warner, Inc.	288,666	19,378,149

		59,965,210
Multiline Retail - 1.8%
Kohl’s Corp. (L)	334,100	18,773,079

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Macy’s, Inc.	224,100	$12,966,426

		31,739,505
Specialty Retail - 0.7%
Staples, Inc. (L)	797,800	10,842,102
Tiffany & Company	12,400	1,156,300

		11,998,402
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	105,700	5,159,217

		184,877,606
Consumer Staples - 4.9%
Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	30,000	1,563,300
PepsiCo, Inc.	180,900	14,484,663

		16,047,963
Food Products - 2.3%
Archer-Daniels-Midland Company	450,000	18,270,000
Campbell Soup Company (L)	358,300	15,517,973
McCormick & Company, Inc.	99,500	6,606,800

		40,394,773
Household Products - 1.2%
The Clorox Company	194,800	17,002,144
The Procter & Gamble Company	45,300	3,563,298

		20,565,442
Personal Products - 0.5%
Avon Products, Inc.	612,000	9,467,640

		86,475,818
Energy - 14.0%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	194,700	9,209,310
Schlumberger, Ltd.	197,900	18,404,700

		27,614,010
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	192,100	16,167,136
Apache Corp.	362,400	28,734,696
BP PLC, ADR	196,592	9,949,521
Chevron Corp.	324,060	37,373,840
ConocoPhillips	100,100	6,656,650
CONSOL Energy, Inc.	330,700	13,261,070
Eni SpA	144,623	3,471,907
Exxon Mobil Corp.	336,024	32,349,030
Hess Corp.	241,600	19,335,248
Murphy Oil Corp.	284,600	16,896,702
Petroleo Brasileiro SA, ADR (L)	694,600	7,779,520
Royal Dutch Shell PLC, ADR	351,500	25,613,805
Talisman Energy, Inc.	330,700	3,409,517

		220,998,642

		248,612,652
Financials - 19.4%
Banks - 10.8%
Bank of America Corp.	1,763,622	29,152,672
JPMorgan Chase & Company	817,214	46,434,099
Regions Financial Corp.	662,000	7,043,680
SunTrust Banks, Inc.	460,000	17,332,800
The PNC Financial Services Group, Inc.	302,000	24,697,560
U.S. Bancorp	739,400	30,418,916

The accompanying notes are an integral part of the financial statements.
58

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	804,500	$37,344,890

		192,424,617
Capital Markets - 1.9%
Legg Mason, Inc. (L)	363,900	16,724,844
Northern Trust Corp.	271,000	16,761,350
The Bank of New York Mellon Corp.	10,600	339,200

		33,825,394
Consumer Finance - 1.1%
American Express Company	210,600	19,223,568
Diversified Financial Services - 0.6%
McGraw-Hill Financial, Inc.	137,000	10,913,420
Insurance - 4.0%
Lincoln National Corp.	70,598	3,539,078
Loews Corp.	120,300	5,230,644
Marsh & McLennan Companies, Inc.	460,400	22,172,864
Sun Life Financial, Inc. (L)	199,300	6,905,745
The Allstate Corp.	362,400	19,663,824
The Chubb Corp.	88,200	7,715,736
Willis Group Holdings PLC	119,800	4,930,968

		70,158,859
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc.	105,700	5,724,712
Weyerhaeuser Company	415,713	12,267,691

		17,992,403

		344,538,261
Health Care - 6.2%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	181,200	9,603,600
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Company	354,200	19,045,334
GlaxoSmithKline PLC	344,781	9,657,188
Johnson & Johnson	279,800	25,775,176
Merck & Company, Inc.	400,200	22,807,398
Pfizer, Inc.	742,088	23,828,446

		101,113,542

		110,717,142
Industrials - 14.8%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	251,600	23,761,104
The Boeing Company	150,000	19,338,000

		43,099,104
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	189,200	18,119,684
Airlines - 1.1%
United Continental Holdings, Inc. (I)	430,800	19,368,768
Building Products - 1.0%
Masco Corp.	434,300	10,140,905
USG Corp. (I)	236,500	8,355,545

		18,496,450
Electrical Equipment - 1.7%
Eaton Corp. PLC	132,626	9,908,488
Emerson Electric Company	307,200	20,047,872

		29,956,360
Industrial Conglomerates - 2.7%
General Electric Company	1,889,600	48,128,112

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 3.9%
Deere & Company	119,800	$10,294,414
Illinois Tool Works, Inc.	301,200	24,849,000
Joy Global, Inc. (L)	165,500	9,102,500
Stanley Black & Decker, Inc.	141,800	11,775,072
Xylem, Inc.	313,300	12,328,355

		68,349,341
Road & Rail - 1.0%
Norfolk Southern Corp. (L)	193,300	17,766,203

		263,284,022
Information Technology - 9.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	636,100	13,866,980
Harris Corp.	247,000	18,233,540

		32,100,520
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	901,900	17,379,613
IT Services - 1.1%
Computer Sciences Corp.	210,600	13,309,920
The Western Union Company (L)	360,800	6,036,184

		19,346,104
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	249,000	12,654,180
Applied Materials, Inc.	758,400	14,379,264
Texas Instruments, Inc.	288,200	12,957,472

		39,990,916
Software - 1.5%
CA, Inc.	150,300	5,035,050
Microsoft Corp.	566,000	21,683,460

		26,718,510
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	39,300	20,681,232
Dell, Inc.	1,010,600	13,895,750

		34,576,982

		170,112,645
Materials - 4.9%
Chemicals - 1.0%
E.I. du Pont de Nemours & Company (L)	158,400	10,552,608
Potash Corp. of Saskatchewan, Inc. (L)	224,700	7,480,263

		18,032,871
Construction Materials - 0.8%
Vulcan Materials Company	212,800	14,455,504
Containers & Packaging - 0.5%
MeadWestvaco Corp.	240,400	8,998,172
Metals & Mining - 1.2%
Newmont Mining Corp.	270,000	6,280,200
Nucor Corp.	302,500	15,197,600

		21,477,800
Paper & Forest Products - 1.4%
International Paper Company	485,525	23,737,317

		86,701,664
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	740,773	23,652,882
CenturyLink, Inc.	246,798	7,714,905

The accompanying notes are an integral part of the financial statements.
59

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telefonica SA	349,685	$5,346,793
Verizon Communications, Inc.	353,478	16,804,029

		53,518,609
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,058,256	4,409,713

		57,928,322
Utilities - 5.3%
Electric Utilities - 3.7%
Duke Energy Corp.	282,736	20,040,328
Entergy Corp.	238,800	15,240,216
Exelon Corp.	421,800	12,826,938
FirstEnergy Corp.	246,375	7,583,423
Xcel Energy, Inc.	354,200	10,728,718

		66,419,623
Independent Power and Renewable Electricity
Producers - 0.4%
AES Corp.	466,000	6,360,900
Multi-Utilities - 1.2%
NiSource, Inc.	587,000	20,439,340

		93,219,863

TOTAL COMMON STOCKS (Cost $1,181,957,187)		$1,646,467,995

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Weyerhaeuser Company, 6.375%	16,000	871,360

TOTAL PREFERRED SECURITIES (Cost $800,000)		$871,360

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	10,064,556	100,713,997

TOTAL SECURITIES LENDING
COLLATERAL (Cost $100,715,394)		$100,713,997

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,436,610	1,436,610
T. Rowe Price Reserve Investment
Fund, 0.0521% (Y)	118,853,099	118,853,099

		120,289,709

TOTAL SHORT-TERM INVESTMENTS (Cost $120,289,709)		$120,289,709

Total Investments (Equity-Income Fund)
(Cost $1,403,762,290) - 105.3%		$1,868,343,061
Other assets and liabilities, net - (5.3%)		(93,776,672)

TOTAL NET ASSETS - 100.0%		$1,774,566,389

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Belgium - 4.4%
Anheuser-Busch InBev NV	183,430	$19,185,689

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 5.6%
Danone SA	340,061	$23,979,637
Germany - 6.4%
Adidas AG	161,320	18,756,799
SAP AG	110,941	8,923,220

		27,680,019
Ireland - 2.5%
Experian PLC	597,583	10,808,872
Netherlands - 5.2%
Heineken Holding NV	349,311	22,571,409
Switzerland - 5.5%
Nestle SA	105,610	7,978,323
Novartis AG	187,408	15,597,983

		23,576,306
United Kingdom - 18.1%
Diageo PLC	504,878	15,854,189
Imperial Tobacco Group PLC	329,205	13,428,149
Intertek Group PLC	148,584	7,308,523
Reckitt Benckiser Group PLC	153,562	12,632,635
SABMiller PLC	592,888	29,034,623

		78,258,119
United States - 48.3%
Amazon.com, Inc. (I)	91,082	32,980,792
Amgen, Inc.	78,885	9,783,318
Apple, Inc.	37,356	19,658,221
AutoZone, Inc. (I)	13,352	7,189,251
Google, Inc., Class A (I)	13,931	16,935,220
McCormick & Company, Inc.	67,050	4,452,120
McDonald’s Corp.	133,479	12,700,527
Oracle Corp.	435,848	17,046,015
PepsiCo, Inc.	197,488	15,812,864
Philip Morris International, Inc.	39,417	3,189,229
QUALCOMM, Inc.	337,392	25,402,244
Starbucks Corp.	151,146	10,725,320
The Coca-Cola Company	263,679	10,072,538
The Procter & Gamble Company	217,575	17,114,450
Visa, Inc., Class A	24,089	5,442,669

		208,504,778

TOTAL COMMON STOCKS (Cost $329,014,227)		$414,564,829

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $2,664,000 on 03/03/2014,
collateralized by $2,720,000 Federal Home
Loan Discount Notes, 0.010% due
03/26/2014 (valued at $2,718,640,
including interest)	$2,664,000	$2,664,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,664,000)		$2,664,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $331,678,227) - 96.6%		$417,228,829
Other assets and liabilities, net - 3.4%		14,897,475

TOTAL NET ASSETS - 100.0%		$432,126,304

The accompanying notes are an integral part of the financial statements.
60

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.6%
Consumer Discretionary - 13.8%
Automobiles - 0.8%
Harley-Davidson, Inc.	124,976	$8,255,915
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	271,270	23,125,768
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,789,420
Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (I)	30,460	11,029,566
Liberty Interactive Corp., Series A (I)	312,234	9,117,233
Liberty Ventures, Series A (I)	20,998	2,992,425
Netflix, Inc. (I)	14,170	6,314,577
The Priceline Group, Inc. (I)	11,894	16,043,102

		45,496,903
Media - 2.7%
Liberty Global PLC, Series C (I)	226,470	19,172,950
The Walt Disney Company	129,407	10,457,380

		29,630,330
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (I)	445,288	30,199,432
CarMax, Inc. (I)	184,145	8,918,142

		39,117,574
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	2,702,191

		151,118,101
Consumer Staples - 10.8%
Beverages - 2.9%
Diageo PLC, ADR	163,791	20,590,167
Heineken Holding NV	170,795	11,036,251

		31,626,418
Food & Staples Retailing - 7.0%
Costco Wholesale Corp.	379,662	44,344,522
CVS Caremark Corp.	318,656	23,306,500
Sysco Corp. (L)	236,950	8,534,939

		76,185,961
Food Products - 0.1%
Nestle SA	14,085	1,064,053
Tobacco - 0.8%
Philip Morris International, Inc.	113,536	9,186,198

		118,062,630
Energy - 7.5%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	85,710	7,971,030
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources, Ltd.	798,490	29,240,704
EOG Resources, Inc.	207,755	39,352,952
Occidental Petroleum Corp.	56,377	5,441,508

		74,035,164

		82,006,194
Financials - 32.9%
Banks - 6.4%
JPMorgan Chase & Company	159,826	9,081,313
Wells Fargo & Company	1,306,611	60,652,883

		69,734,196

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets - 8.7%
Julius Baer Group, Ltd. (I)	551,541	$25,810,543
The Bank of New York Mellon Corp.	1,663,456	53,230,592
The Charles Schwab Corp.	442,340	11,726,433
The Goldman Sachs Group, Inc.	27,031	4,499,310

		95,266,878
Consumer Finance - 6.7%
American Express Company	800,966	73,112,176
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class A (I)	187	32,483,396
Insurance - 6.0%
ACE, Ltd.	93,464	9,147,322
Alleghany Corp. (I)	16,400	6,322,200
Fairfax Financial Holdings, Ltd.	12,223	5,090,635
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,971,276
Loews Corp.	441,297	19,187,594
Markel Corp. (I)	3,989	2,305,642
The Progressive Corp.	868,145	21,260,871

		66,285,540
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc., Class A	314,470	12,751,759
Brookfield Property Partners LP (I)(L)	18,924	365,990
Hang Lung Group, Ltd.	2,093,000	9,843,170

		22,960,919

		359,843,105
Health Care - 7.3%
Health Care Providers & Services - 6.7%
Express Scripts Holding Company (I)	285,708	21,516,669
Laboratory Corp. of America Holdings (I)(L)	250,840	23,463,574
UnitedHealth Group, Inc.	367,590	28,403,679

		73,383,922
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	99,100	5,641,763

		79,025,685
Industrials - 4.3%
Aerospace & Defense - 0.5%
Textron, Inc.	146,540	5,817,638
Electrical Equipment - 0.1%
Schneider Electric SA	6,020	535,703
Machinery - 1.2%
PACCAR, Inc.	203,130	13,374,079
Marine - 1.3%
Kuehne & Nagel International AG	99,665	14,226,382
Professional Services - 0.2%
Experian PLC	128,025	2,315,671
Transportation Infrastructure - 1.0%
China Merchants Holdings
International Company, Ltd.	2,659,554	9,485,998
Wesco Aircraft Holdings, Inc. (I)	67,950	1,473,836

		10,959,834

		47,229,307
Information Technology - 13.0%
Internet Software & Services - 6.9%
Google, Inc., Class A (I)	56,775	69,018,529

The accompanying notes are an integral part of the financial statements.
61

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Qihoo 360 Technology
Company, Ltd., ADR (I)	44,250	$4,850,685
Twitter, Inc. (I)(L)	35,290	1,937,774

		75,806,988
IT Services - 1.1%
Visa, Inc., Class A	51,160	11,559,090
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments, Inc.	492,665	22,150,218
Software - 2.6%
Activision Blizzard, Inc.	524,067	10,140,696
Microsoft Corp.	256,340	9,820,385
Oracle Corp.	205,450	8,035,150

		27,996,231
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett-Packard Company	137,510	4,108,799

		141,621,326
Materials - 6.0%
Chemicals - 4.8%
Air Products & Chemicals, Inc.	199,430	24,194,848
Ecolab, Inc.	127,690	13,758,598
Monsanto Company	78,964	8,687,619
Praxair, Inc.	43,400	5,658,058

		52,299,123
Construction Materials - 1.2%
Lafarge SA	138,080	10,352,730
Martin Marietta Materials, Inc. (L)	22,566	2,752,601

		13,105,331
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	320,854	51,337

		65,455,791

TOTAL COMMON STOCKS (Cost $564,545,685)		$1,044,362,139

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Sino-Forest Corp.
5.000%, 08/01/2049	$2,107,900	$0

TOTAL CONVERTIBLE BONDS (Cost $0)		$0

CORPORATE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020	358,508	271,570

TOTAL CORPORATE BONDS (Cost $2,090,645)		$271,570

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	2,153,511	21,549,755

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,549,709)		$21,549,755

SHORT-TERM INVESTMENTS - 4.3%
Commercial Paper - 4.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.100%,
03/06/2014 *	$13,000,000	$12,999,819

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
Total Fina Elf Cap 0.300%, 03/03/2014 *	$30,578,000	$30,577,949
Working Capital Management Company
0.120%, 03/05/2014 *	4,000,000	3,999,947

		47,577,715

TOTAL SHORT-TERM INVESTMENTS (Cost $47,577,715)		$47,577,715

Total Investments (Fundamental Value Fund)
(Cost $635,763,754) - 101.9%		$1,113,761,179
Other assets and liabilities, net - (1.9%)		(20,950,796)

TOTAL NET ASSETS - 100.0%		$1,092,810,383

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 41.5%
Australia - 0.3%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,362,554
3.750%, 11/20/2020		200,000	228,604

			1,591,158
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	499,738
Province of Ontario
2.100%, 09/08/2018		1,000,000	909,907
2.450%, 06/29/2022		$1,100,000	1,055,542
3.150%, 06/02/2022	CAD	600,000	552,430
4.100%, 06/16/2014		$200,000	202,196
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,330,656
4.250%, 12/01/2021		1,900,000	1,885,158

			6,435,627
France - 7.7%
Caisse d’Amortissement de la Dette
Sociale
1.125%, 01/30/2017 (S)		$2,200,000	2,212,980
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	20,300,000	28,260,693
3.250%, 05/25/2045		7,800,000	10,900,308
4.000%, 10/25/2038		700,000	1,123,992
4.500%, 04/25/2041		1,600,000	2,775,879

			45,273,852
Germany - 0.2%
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		819,176	1,124,580
Italy - 2.5%
Republic of Italy
4.500%, 05/01/2023 to 03/01/2024		6,700,000	10,084,812
5.500%, 09/01/2022		1,500,000	2,419,114
6.000%, 08/04/2028	GBP	1,300,000	2,358,994

			14,862,920

The accompanying notes are an integral part of the financial statements.
62

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan - 7.8%
Government of Japan
1.500%, 03/20/2033	JPY	70,000,000	$699,460
1.600%, 03/20/2033		1,670,000,000	16,960,600
1.700%, 09/20/2032		2,720,000,000	28,248,738

			45,908,798
Mexico - 3.2%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,874,835
7.000%, 06/19/2014	MXN	20,000,000	1,523,329
7.750%, 05/29/2031		5,900,000	473,803
8.000%, 12/07/2023		40,000,000	3,392,668
8.500%, 11/18/2038		10,000,000	851,186
10.000%, 12/05/2024		21,900,000	2,115,838

			19,231,659
New Zealand - 4.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	15,301,577
5.500%, 04/15/2023		5,800,000	5,196,838
6.000%, 05/15/2021		8,400,000	7,740,901
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	875,971

			29,115,287
Norway - 0.7%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,106,524
6.500%, 04/12/2021	AUD	1,300,000	1,297,095

			4,403,619
Slovenia - 0.8%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	3,200,000	4,697,747
Spain - 9.9%
Autonomous Community of Catalonia
4.950%, 02/11/2020		1,000,000	1,435,512
Autonomous Community of Madrid
4.200%, 09/24/2014		4,300,000	6,032,630
Kingdom of Spain
2.044%, 03/25/2014 (P)		11,000,000	15,189,377
3.750%, 10/31/2018		8,000,000	11,880,963
3.800%, 04/30/2024 (S)		2,200,000	3,108,387
4.850%, 10/31/2020		3,900,000	6,066,027
5.400%, 01/31/2023 (S)		9,300,000	14,873,222

			58,586,118
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	1,111,588
United Kingdom - 2.2%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,300,000	5,247,341
4.250%, 06/07/2032 to 12/07/2040		1,300,000	2,468,007
4.500%, 09/07/2034 to 12/07/2042		1,300,000	2,555,726
4.750%, 12/07/2030 to 12/07/2038		800,000	1,612,671
6.000%, 12/07/2028		500,000	1,123,850

			13,007,595

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $241,415,306)			$245,350,548

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 23.4%
Australia - 0.6%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	$402,920
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	1,928,814
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,495,263

			3,826,997
Belgium - 0.3%
European Union
2.750%, 06/03/2016	EUR	1,200,000	1,747,487
3.250%, 04/04/2018		100,000	152,312

			1,899,799
Denmark - 0.4%
Nykredit Realkredit A/S
2.000%, 01/01/2015	DKK	7,300,000	1,368,522
Realkredit Danmark A/S
2.000%, 01/01/2015		5,100,000	956,893

			2,325,415
France - 3.1%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,947,427
Cie de Financement Foncier SA
0.981%, 04/17/2014 (P)(S)		1,700,000	1,700,974
2.500%, 09/16/2015 (S)		3,900,000	4,008,319
Credit Agricole Home Loan
0.987%, 07/21/2014 (P)(S)		4,600,000	4,611,146
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,205,000

			18,472,866
Germany - 4.1%
FMS Wertmanagement
0.755%, 06/16/2014 (P)	GBP	800,000	1,340,445
3.375%, 06/17/2021	EUR	2,600,000	4,066,699
KFW
2.000%, 09/07/2016		4,000,000	5,751,988
6.250%, 05/19/2021	AUD	9,600,000	9,530,885
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,810,665

			24,500,682
Hong Kong - 0.3%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$1,500,000	1,471,686
Ireland - 2.3%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	9,400,000	13,670,793
Luxembourg - 1.5%
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	770,901
6.250%, 04/15/2015		2,900,000	2,686,477
Gazprom Neft OAO
6.000%, 11/27/2023 (S)		$2,900,000	2,918,125
Gazprom OAO
9.250%, 04/23/2019 (S)		900,000	1,101,375

The accompanying notes are an integral part of the financial statements.
63

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg (continued)
Hypothekenbank Frankfurt
International SA
4.005%, 06/13/2014		$1,500,000	$1,505,387

			8,982,265
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,849,500
Netherlands - 0.4%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,373,202
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014	EUR	3,300,000	4,617,094
Banco Santander SA
3.125%, 09/28/2015		3,600,000	5,136,470
Bankia SA
3.500%, 12/14/2015		3,300,000	4,730,950

			14,484,514
Sweden - 0.4%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	483,275
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	648,838
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	505,833
Swedbank Hypotek AB
3.750%, 12/20/2017		2,500,000	416,312

			2,054,258
Switzerland - 0.6%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,238,820
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	2,985,479
United Kingdom - 0.8%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,784,618
LBG Capital No.2 PLC
7.625%, 12/09/2019	GBP	400,000	706,661
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,147,712
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	308,307

			4,947,298
United States - 4.9%
Altria Group, Inc.
9.250%, 08/06/2019		354,000	471,213
Bank of America Corp.
0.587%, 08/25/2014 (P)	EUR	2,000,000	2,762,020
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,322,072
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	401,000
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,867,500
Dexia Credit Local SA
0.716%, 04/29/2014 (P)(S)		250,000	250,165
2.750%, 04/29/2014 (S)		1,100,000	1,103,696

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
HJ Heinz Company
4.250%, 10/15/2020 (S)		$3,000,000	$2,992,500
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	652,893
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$2,100,000	2,354,625
7.125%, 09/01/2018 (S)		500,000	581,250
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,253,478
Masco Corp.
6.125%, 10/03/2016		700,000	777,000
The Jones Group, Inc.
5.125%, 11/15/2014		600,000	613,500
Verizon Communications, Inc.
1.993%, 09/14/2018 (P)		3,800,000	3,983,494
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,564,311

			28,950,717
Virgin Islands - 0.4%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		$500,000	490,521
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,900,000	1,897,008

			2,387,529

TOTAL CORPORATE BONDS (Cost $135,743,484)			$138,421,820

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.6%
U.S. Government - 4.3%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		1,313,299	1,286,308
1.375%, 01/15/2020		431,084	472,475
2.375%, 01/15/2027		577,815	691,933
2.500%, 01/15/2029		5,318,803	6,510,965
U.S. Treasury Bonds
3.125%, 11/15/2041 (D)		5,600,000	5,161,626
3.625%, 08/15/2043		3,300,000	3,322,688
3.750%, 11/15/2043		2,100,000	2,163,000
5.250%, 02/15/2029		2,800,000	3,511,374
U.S. Treasury Note 2.500%, 08/15/2023		2,000,000	1,984,688

			25,105,057
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		388,143	406,204
Federal National Mortgage Association
1.334%, 11/01/2042 to 10/01/2044 (P)		1,645,565	1,678,575
1.984%, 11/01/2035 (P)		177,934	184,785
3.730%, 01/01/2018		5,000,000	5,265,902
5.134%, 09/01/2035 (P)		65,144	69,263
5.199%, 07/01/2035 (P)		88,759	94,418

			7,699,147

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $32,806,377)			$32,804,204

The accompanying notes are an integral part of the financial statements.
64

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7%
Commercial & Residential - 13.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.797%, 09/25/2035 (P)		$88,327	$79,129
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2 IO,
0.396%, 05/25/2047		20,970	304
Series 2004-3, Class 5A,
2.173%, 10/25/2034 (P)		174,536	173,964
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.429%, 07/01/2034 (P)	EUR	91,905	126,309
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.634%, 02/20/2036 (P)		$777,898	778,506
Series 2006-J, Class 4A1,
2.785%, 01/20/2047 (P)		101,732	82,016
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		557,957	566,897
Series 2003-7, Class 6A,
2.517%, 10/25/2033 (P)		71,401	72,281
Series 2005-2, Class A2,
2.533%, 03/25/2035 (P)		176,911	179,056
Series 2003-5, Class 1A2,
2.548%, 08/25/2033 (P)		33,581	33,566
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)		890,937	910,036
Series 2005-4, Class 3A1,
2.701%, 08/25/2035 (P)		363,132	334,079
Series 2004-2, Class 23A,
2.729%, 05/25/2034 (P)		72,444	68,279
Series 2003-9, Class 2A1,
2.742%, 02/25/2034 (P)		15,162	14,853
Series 2004-2, Class 22A,
2.795%, 05/25/2034 (P)		157,857	152,265
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.316%, 02/25/2034 (P)		60,592	57,617
Series 2005-9, Class 24A1,
2.566%, 11/25/2035 (P)		578,523	453,317
Series 2006-6, Class 32A1,
2.594%, 11/25/2036 (P)		1,253,116	876,085
Series 2005-7, Class 22A1,
2.677%, 09/25/2035 (P)		1,330,912	1,176,863
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.501%, 01/26/2036 (P)		706,765	537,913
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.404%, 05/20/2045 (P)		496,843	410,861
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)	EUR	2,301,832	3,001,929
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.956%, 08/25/2035 (P)(S)		$1,063,311	864,091
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		301,192	301,020
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		318,732	316,266

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		$884,717	$875,106
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		193,497	189,701
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.334%, 02/20/2047 (P)		1,691,135	1,209,293
Series 2006-OA1, Class 2A1,
0.364%, 03/20/2046 (P)		1,008,230	746,606
Series 2005-81, Class A1,
0.436%, 02/25/2037 (P)		3,131,505	2,439,808
Series 2007-11T1, Class A12,
0.506%, 05/25/2037 (P)		321,604	213,297
Series 2005-56, Class 2A3,
1.476%, 11/25/2035 (P)		75,678	58,095
Series 2005-56, Class 2A2,
2.016%, 11/25/2035 (P)		75,730	59,769
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		112,437	102,516
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		148,577	118,165
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.486%, 02/25/2035 (P)		165,475	155,288
Series 2004-25, Class 2A1,
0.496%, 02/25/2035 (P)		202,972	180,222
Series 2005-R2, Class 1AF1,
0.496%, 06/25/2035 (P)(S)		301,362	266,836
Series 2005-HYB9, Class 5A1,
2.376%, 02/20/2036 (P)		430,823	335,451
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		345,728	327,646
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)		158,433	146,022
Series 2004-12, Class 12A1,
2.666%, 08/25/2034 (P)		412,431	387,562
Series 2004-12, Class 11A1,
2.827%, 08/25/2034 (P)		47,932	42,890
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.312%, 07/25/2033 (P)		14,813	14,985
Series 2003-AR20, Class 2A1,
2.569%, 08/25/2033 (P)		122,200	121,125
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.757%, 12/16/2049 (P)(S)		278,490	304,905
Crusade Global Trust, Series 2005-2,
Class A2
2.805%, 08/14/2037 (P)	AUD	1,441,162	1,281,399
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.222%, 02/20/2044 (P)	GBP	1,515,259	2,586,693
Eurosail PLC, Series 2006-1X, Class A2C
0.683%, 06/10/2044 (P)		2,043,133	3,292,942
First Flexible PLC, Series 7, Class A
0.765%, 09/15/2033 (P)		280,788	461,040

The accompanying notes are an integral part of the financial statements.
65

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.613%, 08/25/2035 (P)		$87,033	$82,123
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.505%, 11/15/2031 (P)		240,212	240,843
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.620%, 10/18/2054 (P)(S)	GBP	2,900,000	4,939,297
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.968%, 06/25/2034 (P)		$12,611	12,128
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.420%, 03/18/2039 (P)	EUR	1,584,860	2,061,494
Series 2006-1, Class A2B,
0.440%, 06/18/2038 (P)		1,458,348	1,910,160
Series 2007-1, Class A2A,
0.656%, 03/18/2039 (P)	GBP	1,362,980	2,147,764
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.794%, 10/25/2033 (P)		$10,557	10,611
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.384%, 11/10/2045		3,445,238	451,385
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		57,719	57,297
HarborView Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.395%, 03/19/2036 (P)		909,367	656,850
Series 2003-1, Class A,
2.527%, 05/19/2033 (P)		131,283	132,498
Series 2005-4, Class 3A1,
2.734%, 07/19/2035 (P)		29,174	25,472
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.509%, 12/25/2034 (P)		55,413	51,551
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		15,671	13,134
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)		81,776	81,952
Series 2006-A1, Class 3A2,
2.615%, 02/25/2036 (P)		765,571	670,755
Series 2007-A1, Class 5A6,
2.668%, 07/25/2035 (P)		263,982	240,523
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.595%, 12/15/2030 (P)		351,223	330,847
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.406%, 08/25/2036 (P)		82,988	77,888
Series 2003-C, Class A1,
0.816%, 06/25/2028 (P)		322,921	307,652
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)		440,882	432,562
Series 2003-A2, Class 1A1,
2.219%, 02/25/2033 (P)		80,934	78,036

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		$950,000	$1,035,467
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.894%, 08/12/2049 (P)		2,000,000	2,249,676
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.608%, 10/07/2020 (P)		2,368,430	2,382,363
Series 2010-R2, Class 2A,
0.628%, 11/05/2020 (P)		15,917,723	15,994,080
Newgate Funding PLC, Series 2007-3X,
Class A1
1.125%, 12/15/2050 (P)	GBP	213,210	356,779
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.374%, 02/21/2038 (P)(S)		$361,564	358,559
Series 2005-P11, Class BA,
3.035%, 08/22/2037 (P)	AUD	125,114	110,213
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.306%, 02/25/2047 (P)		$350,397	200,932
Series 2006-QO6, Class A1,
0.336%, 06/25/2046 (P)		1,623,261	726,651
Series 2006-QO3, Class A1,
0.366%, 04/25/2046 (P)		1,006,881	512,095
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.556%, 01/25/2046 (P)		397,726	218,731
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.068%, 09/25/2035 (P)		133,369	110,414
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.674%, 06/12/2044 (P)	GBP	841,841	1,310,192
Sequoia Mortgage Trust, Series 5, Class A
0.854%, 10/19/2026 (P)		$98,410	97,056
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.529%, 01/25/2035 (P)		553,766	444,996
Series 2004-1, Class 4A2,
2.463%, 02/25/2034 (P)		608,027	617,664
Series 2004-1, Class 4A1,
2.463%, 02/25/2034 (P)		110,550	112,302
Series 2004-4, Class 3A2,
2.481%, 04/25/2034 (P)		244,586	248,319
Series 2004-12, Class 7A1,
2.553%, 09/25/2034 (P)		247,849	249,122
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.376%, 05/25/2036 (P)		1,274,148	954,653
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.625%, 10/28/2035 (P)(S)		180,876	168,799
Swan Trust
Series 2006-1E, Class A1,
0.394%, 05/12/2037 (P)		520,906	519,785

The accompanying notes are an integral part of the financial statements.
66

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Swan Trust (continued)
Series 2006-1E, Class A2,
2.925%, 05/12/2037 (P)	AUD	468,815	$414,664
Series 2010-1, Class A,
3.905%, 04/25/2041 (P)		955,695	855,733
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.406%, 06/25/2047 (P)		$227,410	201,001
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		549,884	514,898
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		546,864	547,739
Torrens Trust, Series 2007-1, Class A
3.025%, 10/19/2038 (P)	AUD	548,269	484,281
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.446%, 10/25/2045 (P)		$117,042	107,802
Series 2005-AR2, Class 2A1A,
0.466%, 01/25/2045 (P)		184,031	177,737
Series 2006-AR17, Class 1A1A,
0.945%, 12/25/2046 (P)		313,865	287,654
Series 2006-AR3, Class A1A,
1.135%, 02/25/2046 (P)		662,979	635,183
Series 2002-AR17, Class 1A,
1.332%, 11/25/2042 (P)		219,177	211,715
Series 2006-AR13, Class 2A,
2.283%, 10/25/2046 (P)		2,052,621	1,863,478
Series 2003-AR5, Class A7,
2.450%, 06/25/2033 (P)		60,593	61,600
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.075%, 07/25/2046 (P)		251,934	146,392
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.619%, 09/25/2034 (P)		123,037	126,167

			78,112,578
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
Series 4263, Class FB,
0.555%, 11/15/2043 (P)		2,744,868	2,741,673
Series T-63, Class 1A1,
1.334%, 02/25/2045 (P)		173,145	177,192
Federal National Mortgage Association
Series 2005-120, Class NF,
0.256%, 01/25/2021 (P)		29,451	29,437
Series 2006-15, Class FC,
0.286%, 03/25/2036 (P)		194,039	182,652
Series 2006-16, Class FC,
0.456%, 03/25/2036 (P)		843,903	843,807
Series 2003-W6, Class F,
0.506%, 09/25/2042 (P)		310,609	307,496
Series 2004-W2, Class 5AF,
0.506%, 03/25/2044 (P)		205,368	204,376
Series 2010-136, Class FA,
0.656%, 12/25/2040 (P)		1,817,131	1,820,581
Series 2011-53, Class FT,
0.736%, 06/25/2041 (P)		2,412,165	2,427,752

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-5, Class 3A2,
2.365%, 05/25/2035 (P)		$303,524	$314,819

			9,049,785

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $90,112,947)			$87,162,363

ASSET BACKED SECURITIES - 1.1%
Access Group, Inc., Series 2008-1,
Class A
1.539%, 10/27/2025 (P)		1,392,086	1,406,320
Globaldrive BV, Series 2011-AA, Class A
0.974%, 04/20/2019 (P)(S)	EUR	579,523	802,247
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.622%, 10/11/2019 (P)		56,357	77,732
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.716%, 10/25/2034 (P)		$134,514	128,672
Magi Funding PLC, Series 2010-1A,
Class A
0.591%, 04/11/2021 (P)(S)	EUR	640,109	872,137
Mercator CLO II PLC, Series X, Class A1
0.522%, 02/18/2024 (P)		795,090	1,069,761
Mid-State Trust, Series 4, Class A
8.330%, 04/01/2030		$528,489	543,049
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	871,477	1,178,086
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.499%, 04/15/2020 (P)(S)		$269,233	265,127
SACO I Trust, Series 2005-10, Class 1A
0.676%, 06/25/2036 (P)		146,455	159,937
SLM Student Loan Trust, Series 2003-6,
Class A4
0.443%, 12/17/2018 (P)		87,644	87,582

TOTAL ASSET BACKED SECURITIES (Cost $6,431,374)			$6,590,650

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,663	47,617

TOTAL COMMON STOCKS (Cost $28,570)			$47,617

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.287%		6,200	$146,940

TOTAL PREFERRED SECURITIES (Cost $69,750)			$146,940

PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		5,000,000	557,300

The accompanying notes are an integral part of the financial statements.
67

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS (continued)
Put Options (continued)
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,100,000	$345,526

TOTAL PURCHASED OPTIONS (Cost $659,811)			$902,826

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	864,000
6.875%, 05/02/2018 (I)		4,200,000	1,023,750

TOTAL ESCROW SHARES (Cost $733,906)			$1,887,750

SHORT-TERM INVESTMENTS - 12.0%
Certificate of Deposit - 0.8%
Credit Suisse New York 0.614%,
01/28/2016 *		$4,600,000	$4,610,911
Commercial Paper - 0.1%
Entergy Corp. 0.895%, 03/10/2014 *		600,000	599,936
Foreign Government - 8.9%
Government of Mexico
3.482%, 06/26/2014 *	MXN	318,000,000	23,718,437
3.582%, 03/20/2014 *		58,000,000	4,366,200
3.628%, 03/06/2014 *		274,000,000	20,651,737
Slovenia Ministry of Finance Treasury Bill
0.799%, 06/12/2014 *	EUR	1,700,000	2,340,532
1.180%, 10/16/2014 *		1,300,000	1,783,253

			52,860,159
U.S. Government - 1.2%
U.S. Treasury Bill
0.045%, 07/17/2014 (D)*		$1,856,000	1,855,614
0.046%, 05/08/2014 *		5,500,000	5,499,516
U.S. Treasury Bills
0.080%, 08/21/2014 (D)*		56,000	55,980

			7,411,110
Repurchase Agreement - 1.0%
Repurchase Agreement with Morgan
Stanley dated 02/28/2014 at 0.060% to
be repurchased at $5,500,028 on
03/03/2014, collateralized by
$5,611,100 U.S. Treasury Notes,
2.000% due 11/30/2020 (valued at
$5,627,450, including interest)		5,500,000	5,500,000
Repurchase Agreement with State
Street Corp. dated 02/28/2014 at
0.000% to be repurchased at $154,000
on 03/03/2014, collateralized by
$160,000 Federal Home Loan Discount
Notes, 0.010% due 03/26/2014 (valued
at $159,920, including interest).		154,000	154,000

			5,654,000

TOTAL SHORT-TERM INVESTMENTS (Cost $71,895,958)			$71,136,116

Total Investments (Global Bond Fund)
(Cost $579,897,483) - 98.8%			$584,450,834
Other assets and liabilities, net - 1.2%			6,806,183

TOTAL NET ASSETS - 100.0%			$591,257,017

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING - (0.2)%
United States - (0.2)%
Federal National Mortgage Association
4.000%, TBA (C)	(1,000,000)	$(1,044,805)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,039,375))		$(1,044,805)

Global Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Australia - 1.4%
Amcor, Ltd.	611,085	$5,524,018
Belgium - 1.0%
Anheuser-Busch InBev NV	38,049	3,979,699
Bermuda - 1.0%
Catlin Group, Ltd.	459,240	4,079,156
France - 5.1%
Safran SA	51,636	3,629,690
Total SA	175,865	11,409,964
Vivendi SA	175,963	5,017,697

		20,057,351
Germany - 1.5%
Deutsche Boerse AG	71,122	5,826,333
Hong Kong - 1.5%
Hutchison Whampoa, Ltd.	432,000	5,835,554
Ireland - 5.4%
Accenture PLC, Class A	70,935	5,912,432
Covidien PLC	67,171	4,832,953
Eaton Corp. PLC	136,202	10,175,651

		20,921,036
Italy - 2.0%
Eni SpA	321,447	7,716,850
Japan - 4.2%
Canon, Inc.	118,100	3,684,807
Honda Motor Company, Ltd.	157,400	5,665,308
Japan Tobacco, Inc.	118,600	3,777,378
Meitec Corp.	37,100	974,351
Optex Company, Ltd.	57,700	906,381
Ryoyo Electro Corp.	75,100	846,056
Shimachu Company, Ltd.	33,000	709,225

		16,563,506
Luxembourg - 2.0%
SES SA	221,580	7,717,013
Netherlands - 2.6%
Akzo Nobel NV	47,274	3,908,023
Koninklijke Ahold NV	324,833	6,055,118

		9,963,141
Singapore - 0.9%
ComfortDelGro Corp., Ltd.	2,420,000	3,686,403
Switzerland - 6.6%
Novartis AG	117,931	9,815,407
Roche Holding AG	33,465	10,303,873
Tyco International, Ltd.	129,713	5,471,294

		25,590,574

The accompanying notes are an integral part of the financial statements.
68

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 12.3%
Aon PLC	68,356	$5,851,274
British American Tobacco PLC	271,716	14,811,619
GlaxoSmithKline PLC	211,922	5,935,857
HSBC Holdings PLC	905,545	9,557,131
Pearson PLC	513,455	8,695,313
Vodafone Group PLC	806,993	3,362,712

		48,213,906
United States - 48.9%
Apple, Inc.	17,791	9,362,337
Arthur J. Gallagher & Company	81,861	3,781,978
Automatic Data Processing, Inc.	71,096	5,529,847
Baxter International, Inc.	109,841	7,633,950
Chevron Corp.	66,646	7,686,283
Exxon Mobil Corp.	26,298	2,531,708
Honeywell International, Inc.	42,698	4,032,399
Huntington Bancshares, Inc.	621,458	5,922,495
Johnson & Johnson	112,823	10,393,255
JPMorgan Chase & Company	177,311	10,074,811
Macy’s, Inc.	119,612	6,920,750
McDonald’s Corp.	58,582	5,574,077
Merck & Company, Inc.	34,239	1,951,281
Microsoft Corp.	256,332	9,820,079
Mondelez International, Inc., Class A	274,344	9,335,926
Northern Trust Corp.	77,186	4,773,954
Pfizer, Inc.	179,464	5,762,589
Philip Morris International, Inc.	144,006	11,651,525
QUALCOMM, Inc.	117,442	8,842,208
Raytheon Company	39,488	3,866,270
Robert Half International, Inc.	94,770	3,879,884
Samsonite International SA	2,108,400	5,789,258
Target Corp.	133,505	8,349,403
The Procter & Gamble Company	84,663	6,659,592
Time Warner, Inc.	69,547	4,668,690
United Parcel Service, Inc., Class B	36,626	3,507,672
United Technologies Corp.	68,946	8,068,061
Verizon Communications, Inc.	1	32
Viacom, Inc., Class B	53,578	4,700,398
Wells Fargo & Company	209,181	9,710,182

		190,780,894

TOTAL COMMON STOCKS (Cost $344,846,323)		$376,455,434

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	12,032,380	12,032,380

TOTAL SHORT-TERM INVESTMENTS (Cost $12,032,380)		$12,032,380

Total Investments (Global Equity Fund)
(Cost $356,878,703) - 99.5%		$388,487,814
Other assets and liabilities, net - 0.5%		1,926,486

TOTAL NET ASSETS - 100.0%		$390,414,300

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Australia - 6.1%
Dexus Property Group	2,210,285	$2,114,428
Federation Centres, Ltd.	360,081	769,337
GDI Property Group (I)	475,606	371,356
Goodman Group	556,636	2,391,511
GPT Group	330,789	1,100,068
Investa Office Fund	42,224	120,848
Mirvac Group	1,518,037	2,396,665
Stockland	893,178	3,084,590
Westfield Group	586,306	5,385,293
Westfield Retail Trust	847,946	2,356,760

		20,090,856
Canada - 3.5%
Allied Properties Real Estate Investment Trust	121,650	3,680,371
Boardwalk Real Estate Investment Trust	28,997	1,559,181
Chartwell Retirement Residences	243,906	2,275,399
First Capital Realty, Inc. (L)	87,299	1,400,190
RioCan Real Estate Investment Trust	117,021	2,775,193

		11,690,334
China - 0.5%
Agile Property Holdings, Ltd.	562,000	479,660
Country Garden Holdings Company, Ltd.	2,026,447	1,048,967

		1,528,627
Finland - 0.2%
Citycon OYJ	200,367	787,989
France - 3.7%
Gecina SA	8,000	1,096,336
ICADE	14,631	1,440,955
Klepierre	38,047	1,732,801
Societe Fonciere Lyonnaise SA (I)	10,500	546,328
Unibail-Rodamco SE	28,000	7,370,471

		12,186,891
Germany - 2.3%
Alstria Office REIT AG (I)	72,000	999,559
Deutsche Euroshop AG	12,673	569,230
Deutsche Wohnen AG (L)	110,500	2,340,573
DIC Asset AG	156,000	1,472,385
LEG Immobilien AG (I)	36,000	2,338,010

		7,719,757
Guernsey, Channel Islands - 0.1%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	175,828
Hong Kong - 6.6%
Hang Lung Properties, Ltd.	259,000	722,416
Henderson Land Development Company, Ltd.	301,700	1,697,760
Hong Kong Land Holdings, Ltd.	421,000	2,643,796
Hysan Development Company, Ltd.	139,000	579,476
New World Development Company, Ltd.	1,770,000	2,293,187
Shimao Property Holdings, Ltd.	513,000	1,032,216
Sun Hung Kai Properties, Ltd.	402,173	5,155,268
Swire Properties, Ltd.	466,600	1,243,880
The Link REIT	570,000	2,651,377
Wharf Holdings, Ltd.	509,900	3,574,845

		21,594,221
Ireland - 0.2%
Hibernia Reit PLC (I)	530,000	782,768
Italy - 0.2%
Beni Stabili SpA	635,000	560,795

The accompanying notes are an integral part of the financial statements.
69

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 12.8%
Global One Real Estate Investment Corp.	102 $	693,932
GLP J-REIT	1,251	1,320,634
Hulic Company, Ltd. (I)	15,300	176,980
Hulic Reit, Inc. (I)	310	420,969
Japan Hotel REIT Investment Corp.	932	457,556
Japan Real Estate Investment Corp.	447	2,427,346
Japan Retail Fund Investment Corp.	987	1,950,422
Mitsubishi Estate Company, Ltd.	426,000	10,103,884
Mitsui Fudosan Company, Ltd.	270,000	8,071,054
Nippon Accommodations Fund, Inc.	500	1,727,991
Nippon Building Fund, Inc.	374	2,144,918
Nomura Real Estate Master Fund, Inc.	1,645	1,715,145
Nomura Real Estate Office Fund, Inc. (L)	511	2,163,735
NTT Urban Development Corp.	135,200	1,170,105
Sumitomo Realty &
Development Company, Ltd.	108,000	4,363,691
Tokyo Tatemono Company, Ltd.	251,000	2,050,113
Tokyu REIT, Inc.	1,100	1,347,853

		42,306,328
Jersey, Channel Islands - 0.6%
LXB Retail Properties PLC (I)	714,000	1,553,603
Max Property Group PLC (I)	105,152	276,056

		1,829,659
Netherlands - 0.9%
Corio NV	40,000	1,873,584
Wereldhave NV	13,500	1,158,067

		3,031,651
Norway - 0.5%
Norwegian Property ASA	1,235,000	1,500,988
Singapore - 3.3%
Ascendas Real Estate Investment Trust	628,000	1,070,965
CapitaCommercial Trust	973,000	1,125,673
CapitaLand, Ltd.	1,044,500	2,351,643
CapitaMall Trust	867,000	1,300,988
City Developments, Ltd.	74,000	548,553
Global Logistic Properties, Ltd.	1,178,000	2,634,236
Keppel Land, Ltd.	293,000	743,334
Suntec Real Estate Investment Trust	962,000	1,264,198

		11,039,590
Spain - 0.5%
Lar Espana Real Estate Socim	108,752	1,501,104
Sweden - 0.6%
Castellum AB	36,908	645,780
Fabege AB	86,885	1,206,805

		1,852,585
Switzerland - 0.7%
PSP Swiss Property AG (I)	25,000	2,315,800
United Kingdom - 7.0%
British Land Company PLC	423,000	4,937,253
Capital & Counties Properties PLC	324,000	2,042,735
Derwent London PLC	42,500	1,972,057
Great Portland Estates PLC	136,000	1,468,422
Hammerson PLC	395,000	3,799,462
Land Securities Group PLC	225,000	4,092,383
NewRiver Retail, Ltd.	108,800	520,929
Quintain Estates & Development PLC (I)	552,000	961,191
Safestore Holdings PLC	281,458	1,119,204
St. Modwen Properties PLC (I)	137,000	904,895

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Unite Group PLC	155,444	$1,167,283

		22,985,814
United States - 48.7%
Acadia Realty Trust	51,892	1,372,543
Alexandria Real Estate Equities, Inc.	46,252	3,350,957
American Campus Communities, Inc.	54,126	1,999,414
AvalonBay Communities, Inc.	42,086	5,427,831
Boston Properties, Inc.	84,956	9,551,603
BRE Properties, Inc.	50,112	3,095,418
Camden Property Trust	52,606	3,508,820
Chesapeake Lodging Trust	27,476	715,750
CommonWealth REIT	41,917	1,138,047
CubeSmart	133,767	2,342,260
DCT Industrial Trust, Inc.	251,386	1,990,977
DiamondRock Hospitality Company	167,184	2,109,862
Douglas Emmett, Inc.	157,816	4,249,985
Duke Realty Corp.	209,411	3,518,105
DuPont Fabros Technology, Inc.	53,886	1,431,212
Equity Lifestyle Properties, Inc.	6,170	248,343
Equity Residential	138,268	8,084,530
Essex Property Trust, Inc.	19,325	3,232,106
Federal Realty Investment Trust	34,928	3,887,836
First Industrial Realty Trust, Inc.	6,583	126,657
General Growth Properties, Inc.	318,494	7,013,238
Glimcher Realty Trust	151,573	1,474,805
HCP, Inc.	65,204	2,527,959
Health Care REIT, Inc.	61,558	3,615,917
Healthcare Realty Trust, Inc.	72,501	1,737,849
Home Properties, Inc.	676	39,843
Host Hotels & Resorts, Inc.	177,381	3,489,084
Kilroy Realty Corp.	13,416	771,688
Kite Realty Group Trust	185,266	1,144,944
LaSalle Hotel Properties	62,509	1,959,032
Lexington Realty Trust	51,788	590,901
Mack-Cali Realty Corp.	30,710	683,298
National Retail Properties, Inc.	105,702	3,793,645
Post Properties, Inc.	21,928	1,064,166
Prologis, Inc.	170,766	7,033,852
Public Storage	45,779	7,736,651
Realty Income Corp.	67,138	2,982,270
Regency Centers Corp.	43,299	2,198,290
Retail Properties of America, Inc., Class A	149,468	2,083,584
Rexford Industrial Realty, Inc.	62,595	888,223
RLJ Lodging Trust	40,946	1,064,187
Sabra Health Care REIT, Inc.	49,702	1,415,016
Simon Property Group, Inc.	101,120	16,309,645
SL Green Realty Corp.	39,874	3,960,684
Spirit Realty Capital, Inc.	313,377	3,422,077
Sunstone Hotel Investors, Inc.	140,546	1,900,182
Ventas, Inc.	150,499	9,395,653
Vornado Realty Trust	74,896	7,211,736
Weingarten Realty Investors	51,451	1,569,256

		160,459,931

TOTAL COMMON STOCKS (Cost $259,167,641)		$325,941,516

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	335,291	3,355,192

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,354,465)		$3,355,192

The accompanying notes are an integral part of the financial statements.
70

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $2,250,000 on 03/03/2014,
collateralized by $2,320,000 U.S. Treasury
Note, 0.625% due 08/31/2017 (valued at
$2,295,138, including interest)	$2,250,000	$2,250,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,250,000)		$2,250,000

Total Investments (Global Real Estate Fund)
(Cost $264,772,106) - 100.7%		$331,546,708
Other assets and liabilities, net - (0.7%)		(2,381,605)

TOTAL NET ASSETS - 100.0%		$329,165,103

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Staples - 1.7%
Food & Staples Retailing - 1.7%
CP ALL PCL	490,600	$590,224
Raia Drogasil SA	85,845	606,038
Rite Aid Corp. (I)	1,419,900	9,357,141

		10,553,403

		10,553,403
Health Care - 92.3%
Biotechnology - 37.7%
Abcam PLC	158,254	1,306,231
ACADIA Pharmaceuticals, Inc. (I)	48,100	1,361,230
Acceleron Pharma, Inc. (I)	15,217	714,134
Acorda Therapeutics, Inc. (I)	9,500	348,080
Aegerion Pharmaceuticals, Inc. (I)	92,200	5,048,872
Alexion Pharmaceuticals, Inc. (D)(I)	167,700	29,649,360
Alkermes PLC (I)	201,200	9,792,402
Alnylam Pharmaceuticals, Inc. (D)(I)	31,000	2,518,440
AMAG Pharmaceuticals, Inc. (I)	28,601	592,899
Array BioPharma, Inc. (I)	427,600	2,061,032
BioCryst Pharmaceuticals, Inc. (I)	36,700	429,023
Biogen Idec, Inc. (I)	65,200	22,212,336
BioMarin Pharmaceutical, Inc. (I)	60,000	4,860,000
Cara Therapeutics, Inc. (I)	20,700	390,816
Celgene Corp. (I)	42,200	6,783,650
Chimerix, Inc. (I)	21,900	438,000
Clovis Oncology, Inc. (I)	19,669	1,566,046
Dicerna Pharmaceuticals, Inc. (I)	8,700	319,464
Dyax Corp. (I)	88,600	856,762
Exelixis, Inc. (I)	376,200	2,655,972
Gilead Sciences, Inc. (D)(I)	491,000	40,649,890
Idenix Pharmaceuticals, Inc. (I)	179,500	1,224,190
Incyte Corp. Ltd. (D)(I)	268,300	17,240,958
Intercept Pharmaceuticals, Inc. (I)	10,900	4,474,450
InterMune, Inc. (I)	244,400	7,341,776
Intrexon Corp. (I)	9,600	249,408
Ironwood Pharmaceuticals, Inc. (I)	24,600	356,946
Isis Pharmaceuticals, Inc. (I)	73,500	3,748,500
Momenta Pharmaceuticals, Inc. (I)	28,509	421,933
Neurocrine Biosciences, Inc. (I)	251,900	4,440,997
Novavax, Inc. (I)	148,400	949,760

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ophthotech Corp. (I)	22,200	$747,474
Pharmacyclics, Inc. (D)(I)	114,000	15,807,240
Portola Pharmaceuticals, Inc. (I)	17,600	429,264
Prothena Corp. PLC (I)	54,787	1,972,880
Puma Biotechnology, Inc. (I)	56,256	6,540,323
Regeneron Pharmaceuticals, Inc. (D)(I)	35,275	11,728,938
Seattle Genetics, Inc. (I)	13,400	704,706
Sophiris Bio, Inc. (I)	87,400	337,364
Sophiris Bio, Inc. (I)	10,086	39,091
Stemline Therapeutics, Inc. (I)	22,506	582,005
Sunesis Pharmaceuticals, Inc. (I)	137,600	901,280
TESARO, Inc. (I)	60,117	1,984,462
Ultragenyx Pharmaceutical, Inc. (I)(R)	35,858	1,830,251
Ultragenyx Pharmaceutical, Inc. (I)	1,000	55,760
United Therapeutics Corp. (I)	29,406	2,982,357
Vanda Pharmaceuticals, Inc. (I)	67,088	1,015,041
Vertex Pharmaceuticals, Inc. (I)	105,600	8,538,816

		231,200,809
Health Care Equipment & Supplies - 10.5%
Becton, Dickinson and Company	81,100	9,344,342
Covidien PLC	82,000	5,899,900
DENTSPLY International, Inc.	90,300	4,097,814
DexCom, Inc. (I)	5,200	234,520
EnteroMedics, Inc. (I)	103,200	250,776
GenMark Diagnostics, Inc. (I)	58,600	730,156
GN Store Nord A/S	124,233	3,063,193
HeartWare International, Inc. (I)	13,800	1,325,214
IDEXX Laboratories, Inc. (I)	36,900	4,645,710
Insulet Corp. (I)	29,400	1,393,854
Intuitive Surgical, Inc. (I)	14,000	6,227,620
Oxford Immunotec Global PLC (I)	23,300	518,425
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	1,308,000	1,676,282
Sirona Dental Systems, Inc. (I)	97,800	6,890,988
St. Jude Medical, Inc.	67,900	4,571,028
Stryker Corp.	34,900	2,800,376
The Cooper Companies, Inc.	43,600	5,589,956
Thoratec Corp. (I)	41,471	1,540,233
Tornier NV (I)	87,900	1,687,680
Urologix, Inc. (I)	35,756	6,400
Utah Medical Products, Inc.	3,168	174,208
Volcano Corp. (I)	92,493	1,984,900

		64,653,575
Health Care Providers & Services - 19.9%
Acadia Healthcare Company, Inc. (I)	17,600	870,144
Accretive Health, Inc. (I)	21,674	179,461
Aetna, Inc.	163,700	11,902,627
Air Methods Corp. (I)	81,187	4,385,722
Cardinal Health, Inc.	138,600	9,914,058
Catamaran Corp. (I)	101,006	4,553,350
Cigna Corp.	66,600	5,300,694
Express Scripts Holding Company (I)	46,814	3,525,562
HCA Holdings, Inc. (I)	78,700	4,029,440
Henry Schein, Inc. (D)(I)	42,700	5,083,008
Humana, Inc.	97,500	10,964,850
Laboratory Corp. of America Holdings (I)	30,700	2,871,678
LCA-Vision, Inc. (I)	94,500	514,080
Life Healthcare Group Holdings, Ltd.	200,684	702,988
McKesson Corp.	94,800	16,784,340
Mediclinic International, Ltd.	122,508	763,501
MEDNAX, Inc. (I)	54,400	3,308,608
MWI Veterinary Supply, Inc. (I)	7,100	1,156,732

The accompanying notes are an integral part of the financial statements.
71

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Odontoprev SA	164,600	$600,312
Team Health Holdings, Inc. (I)	51,100	2,300,522
UnitedHealth Group, Inc.	298,700	23,080,549
Universal Health Services, Inc., Class B	74,700	5,996,916
WellCare Health Plans, Inc. (I)	49,800	3,078,636

		121,867,778
Health Care Technology - 1.6%
athenahealth, Inc. (D)(I)	28,400	5,505,908
Cerner Corp. (I)	27,914	1,713,082
HMS Holdings Corp. (I)	105,700	2,162,622
Veeva Systems, Inc., Class A (I)	6,900	243,570

		9,625,182
Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc.	268,934	15,310,413
Bruker Corp. (I)	78,100	1,775,994
Covance, Inc. (I)	37,700	3,904,212
Illumina, Inc. (I)	7,400	1,269,026
Mettler-Toledo International, Inc. (I)	5,000	1,228,800
Thermo Fisher Scientific, Inc.	55,000	6,849,700

		30,338,145
Pharmaceuticals - 17.6%
AbbVie, Inc.	97,400	4,958,634
Actavis PLC (I)	58,276	12,868,506
Allergan, Inc.	35,400	4,495,800
Aspen Pharmacare Holdings, Ltd.	71,534	1,809,370
Astellas Pharma, Inc.	25,100	1,631,519
AVANIR Pharmaceuticals, Inc., Class A (I)	535,472	2,227,564
Bayer AG	67,746	9,606,410
Bristol-Myers Squibb Company	116,400	6,258,828
CFR Pharmaceuticals SA	1,554,712	317,639
China Medical System Holdings, Ltd.	1,330,100	1,713,768
Endocyte, Inc. (I)	14,400	189,648
Forest Laboratories, Inc. (I)	59,700	5,824,929
GW Pharmaceuticals PLC, ADR (I)	7,400	487,734
Jazz Pharmaceuticals PLC (I)	36,600	5,561,187
Mallinckrodt PLC (I)	9,283	628,366
Merck & Company, Inc.	156,700	8,930,333
Natco Pharma, Ltd.	14,945	204,495
Nektar Therapeutics (I)	24,800	318,184
Novartis AG	36,787	3,061,785
Pacira Pharmaceuticals, Inc. (I)	67,400	5,273,376
Pfizer, Inc.	72,300	2,321,553
Supernus Pharmaceuticals, Inc. (I)	133,200	1,337,328
Takeda Pharmaceutical Company, Ltd.	61,500	2,955,497
The Medicines Company (I)	161,500	4,933,825
Valeant
Pharmaceuticals International, Inc. (D)(I)	127,600	18,484,136
Zeneca, Inc. (I)	33,315	84,620
Zoetis, Inc.	48,800	1,513,776

		107,998,810

		565,684,299
Industrials - 1.8%
Industrial Conglomerates - 1.2%
Danaher Corp.	90,900	6,952,941
Professional Services - 0.6%
The Advisory Board Company (I)	58,930	3,776,234

		10,729,175

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
FEI Company	44,100	$4,526,865

TOTAL COMMON STOCKS (Cost $364,235,361)		$591,493,742

PREFERRED SECURITIES - 0.2%
Health Care - 0.1%
Calithera Biosciences, Inc. (R)	807,689	141,507
Diplomat Pharmacy, Inc. (R)	7	996,240

		1,137,747
Information Technology - 0.1%
Castlight Health, Inc. Series D (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $1,495,631)		$1,495,631

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$122,250
Insulet Corp. 3.750%, 06/15/2016	100,000	183,500

		305,750

TOTAL CONVERTIBLE BONDS (Cost $198,749)		$305,750

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	20,400	6,324

TOTAL RIGHTS (Cost $51,000)		$6,324

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	699,085	699,085
T. Rowe Price Prime Reserve Investment
Fund, 0.0521% (Y)	12,949,154	12,949,154

TOTAL SHORT-TERM INVESTMENTS (Cost $13,648,239)		$13,648,239

Total Investments (Health Sciences Fund)
(Cost $379,628,980) - 99.0%		$606,949,686
Other assets and liabilities, net - 1.0%		6,233,497

TOTAL NET ASSETS - 100.0%		$613,183,183

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.0%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$530,000	$511,450
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2017 to 01/01/2021	BRL	11,328,000	4,651,974

			4,651,974

The accompanying notes are an integral part of the financial statements.
72

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	41,386,000	$3,194,581
Venezuela - 0.3%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	74,725
5.750%, 02/26/2016		1,737,000	1,450,395
7.650%, 04/21/2025		949,000	612,105
8.500%, 10/08/2014		339,000	331,373
9.375%, 01/13/2034		568,000	403,280

			2,871,878

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,632,103)			$11,229,883

CORPORATE BONDS - 91.0%
Consumer Discretionary - 18.2%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		1,680,000	1,827,000
7.750%, 11/15/2019		1,130,000	1,302,315
American Greetings Corp.
7.375%, 12/01/2021		1,100,000	1,145,375
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,776,116	2,743,706
Burger King Capital Holdings LLC (Zero
Coupon Steps up to 04/15/16, then
11.000% thereafter)
04/15/2019 (S)(Z)		1,020,000	925,650
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		2,700,000	2,592,000
9.000%, 02/15/2020		3,850,000	3,744,125
11.250%, 06/01/2017		2,540,000	2,593,975
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,103,425
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,470,000	2,840,500
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)		1,370,000	1,404,250
5.625%, 02/15/2024 (S)		1,370,000	1,414,525
CCO Holdings LLC
5.750%, 01/15/2024		930,000	934,650
8.125%, 04/30/2020		2,500,000	2,737,500
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		1,510,000	1,551,525
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	676,170
Chrysler Group LLC
8.250%, 06/15/2021 (S)		1,950,000	2,208,375
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		2,580,000	2,741,400
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		1,350,000	1,377,000
CSC Holdings LLC
6.750%, 11/15/2021		2,795,000	3,151,363
CST Brands, Inc.
5.000%, 05/01/2023		1,780,000	1,731,050
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,770,000	1,889,475
CVR Refining LLC
6.500%, 11/01/2022		2,580,000	2,676,750
Dana Holding Corp.
5.375%, 09/15/2021		2,390,000	2,461,700

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Dana Holding Corp. (continued)
6.000%, 09/15/2023		$1,010,000	$1,045,350
DISH DBS Corp.
5.000%, 03/15/2023		2,230,000	2,213,275
6.750%, 06/01/2021		6,770,000	7,582,400
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,100,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)		1,070,000	1,096,750
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		3,470,000	3,435,300
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,557,750
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,157,701
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	3,750
Gannett Company, Inc.
6.375%, 10/15/2023 (S)		3,130,000	3,302,150
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	905,250
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,740,000	1,792,200
Gymboree Corp.
9.125%, 12/01/2018 (L)		3,590,000	3,186,125
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	3,052,800
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		850,000	907,375
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		3,140,000	3,336,250
Landry’s, Inc.
9.375%, 05/01/2020 (S)		3,820,000	4,202,000
LKQ Corp.
4.750%, 05/15/2023 (S)		4,530,000	4,314,825
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	594,968
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,300,000	3,291,750
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		2,190,000	2,337,825
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,849,846
MGM Resorts International
6.625%, 12/15/2021		570,000	625,575
7.750%, 03/15/2022		930,000	1,067,175
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)		2,460,000	2,490,750
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,270,000	2,372,150
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)		2,150,000	2,370,375
Monitronics International, Inc.
9.125%, 04/01/2020		7,528,000	8,073,780
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,708,875
NCL Corp., Ltd.
5.000%, 02/15/2018		1,300,000	1,348,750
Neiman Marcus Group, Ltd., Inc.
8.750%, 10/15/2021 (S)		5,070,000	5,450,250

The accompanying notes are an integral part of the financial statements.
73

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		$250,000	$255,625
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,905,833	3,225,475
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,861,975
Paris Las Vegas Holding LLC
8.000%, 10/01/2020 (S)		3,610,000	3,840,138
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	898,645
Regal Entertainment Group
5.750%, 03/15/2022		$2,690,000	2,757,250
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		3,040,000	3,237,600
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,534,369
Service Corp. International
7.500%, 04/01/2027		$1,820,000	1,933,750
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		3,590,000	3,966,950
Sinclair Television Group, Inc.
5.375%, 04/01/2021		1,540,000	1,547,700
Sotheby’s
5.250%, 10/01/2022 (S)		3,690,000	3,560,850
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,284,450
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		4,700,000	4,794,000
Standard Pacific Corp.
6.250%, 12/15/2021		2,660,000	2,839,550
StoneMor Partners LP
7.875%, 06/01/2021 (S)		1,910,000	2,005,500
Taylor Morrison Communities, Inc.
5.625%, 03/01/2024 (S)		840,000	840,000
7.750%, 04/15/2020 (S)		4,114,000	4,535,685
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021		1,290,000	1,228,725
The William Carter Company
5.250%, 08/15/2021 (S)		1,650,000	1,691,250
Time Warner Cable, Inc.
8.250%, 04/01/2019		1,326,000	1,669,755
8.750%, 02/14/2019		3,088,000	3,940,205
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,855,082
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		$960,000	993,600
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		660,000	732,600
6.875%, 05/15/2019 (S)		3,100,000	3,332,500
8.500%, 05/15/2021 (S)		2,590,000	2,878,138
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	873,000
6.375%, 04/15/2023 (S)		3,090,000	3,267,675
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,124,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,280,000	2,325,600

			206,378,766
Consumer Staples - 5.6%
Alliance One International, Inc.
9.875%, 07/15/2021		2,560,000	2,585,600

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		$3,390,000	$3,457,800
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	978,859
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		$1,610,000	1,734,775
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		4,080,000	4,294,200
Chiquita Brands International, Inc.
7.875%, 02/01/2021		4,423,000	4,874,146
Constellation Brands, Inc.
4.250%, 05/01/2023		2,812,000	2,755,760
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)		2,580,000	2,850,900
Darling International, Inc.
5.375%, 01/15/2022 (S)		2,160,000	2,216,700
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		2,690,000	2,730,350
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,548,400
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,030,000	4,019,925
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	5,070,625
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		4,260,000	3,961,800
Pactiv LLC
7.950%, 12/15/2025		3,400,000	3,468,000
8.375%, 04/15/2027		1,170,000	1,190,475
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		4,180,000	4,368,100
9.875%, 08/15/2019		250,000	281,875
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,820,000	5,211,625
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)		3,020,000	3,110,600
Spectrum Brands, Inc.
6.375%, 11/15/2020		760,000	828,400
6.625%, 11/15/2022		1,130,000	1,231,700
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)		1,476,000	1,525,815

			64,296,430
Energy - 17.5%
Access Midstream Partners LP
6.125%, 07/15/2022		2,930,000	3,179,050
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,827,500
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)		480,000	438,000
Antero Resources Finance Corp.
5.375%, 11/01/2021 (S)		1,680,000	1,717,800
Arch Coal, Inc.
7.000%, 06/15/2019 (L)		2,740,000	2,274,200
9.875%, 06/15/2019		2,370,000	2,144,850
Atlas Pipeline Partners LP
4.750%, 11/15/2021		2,060,000	1,967,300
5.875%, 08/01/2023		2,160,000	2,122,200
6.625%, 10/01/2020		930,000	995,100
Atwood Oceanics, Inc.
6.500%, 02/01/2020		1,710,000	1,842,525
Berry Petroleum Company
6.375%, 09/15/2022		2,050,000	2,137,125

The accompanying notes are an integral part of the financial statements.
74

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Calumet Specialty Products Partners LP
7.625%, 01/15/2022	$2,390,000	$2,539,375
9.375%, 05/01/2019	3,475,000	3,839,875
9.625%, 08/01/2020	1,080,000	1,231,200
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,540,000
CGG SA
6.500%, 06/01/2021	3,250,000	3,339,375
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,200,000	1,290,000
6.125%, 02/15/2021	1,440,000	1,591,200
6.875%, 11/15/2020	980,000	1,127,000
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	4,185,000	4,467,488
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,510,000	1,559,075
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,249,775
Concho Resources, Inc.
5.500%, 04/01/2023	1,160,000	1,212,200
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,620,000	1,761,750
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,735,567	4,678,211
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	2,450,000	2,560,250
Denbury Resources, Inc.
4.625%, 07/15/2023	1,970,000	1,856,725
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,388,825
El Paso Corp.
6.500%, 09/15/2020	800,000	876,916
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	3,020,000	3,099,275
10.000%, 12/01/2020	3,790,000	3,941,600
12.250%, 03/01/2022 (S)	961,000	1,114,760
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,976,700
Foresight Energy LLC
7.875%, 08/15/2021 (S)	3,590,000	3,742,575
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,300,000	2,369,000
Halcon Resources Corp.
8.875%, 05/15/2021	2,500,000	2,543,750
9.750%, 07/15/2020 (S)	1,600,000	1,682,000
9.750%, 07/15/2020	2,870,000	3,020,675
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	5,200,000	5,499,000
8.750%, 07/15/2021 (S)	1,990,000	2,218,850
10.250%, 04/01/2019 (S)	1,290,000	1,470,600
Hiland Partners LP
7.250%, 10/01/2020 (S)	1,780,000	1,922,400
Key Energy Services, Inc.
6.750%, 03/01/2021	2,645,000	2,770,638
Kinder Morgan Inc
5.000%, 02/15/2021 (S)	3,040,000	3,059,374
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	1,480,000	1,646,500
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,320,000	4,784,400
MarkWest Energy Partners LP
4.500%, 07/15/2023	3,600,000	3,487,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP (continued)
6.250%, 06/15/2022		$2,405,000	$2,597,400
MEG Energy Corp.
6.375%, 01/30/2023 (S)		1,250,000	1,287,500
6.500%, 03/15/2021 (S)		2,070,000	2,183,850
7.000%, 03/31/2024 (S)		2,180,000	2,289,000
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)		3,490,000	2,617,500
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)		2,190,000	2,228,325
Natural Resource Partners LP
9.125%, 10/01/2018 (S)		2,400,000	2,502,000
Pacific Drilling SA
5.375%, 06/01/2020 (S)		1,420,000	1,437,750
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)		2,280,000	2,462,400
Pan American Energy LLC
7.875%, 05/07/2021		1,097,000	1,102,485
Parker Drilling Company
6.750%, 07/15/2022 (S)		2,630,000	2,735,200
Parsley Energy LLC
7.500%, 02/15/2022 (S)		2,260,000	2,373,000
Peabody Energy Corp.
7.875%, 11/01/2026		2,810,000	2,887,275
Petrobras Global Finance BV
4.375%, 05/20/2023		3,400,000	3,083,912
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,820,975
Plains Exploration & Production Company
6.875%, 02/15/2023		570,000	635,550
Puma International Financing SA
6.750%, 02/01/2021 (S)		5,450,000	5,463,625
PVR Partners LP
6.500%, 05/15/2021		830,000	883,950
QEP Resources, Inc.
5.250%, 05/01/2023		1,500,000	1,496,250
5.375%, 10/01/2022		2,790,000	2,803,950
6.875%, 03/01/2021		1,110,000	1,221,000
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)		4,330,000	4,741,350
Regency Energy Partners LP
4.500%, 11/01/2023		2,380,000	2,225,300
5.875%, 03/01/2022		2,800,000	2,912,000
Samson Investment Company
10.750%, 02/15/2020 (S)		5,840,000	6,489,700
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		5,820,000	6,081,900
SESI LLC
7.125%, 12/15/2021		2,300,000	2,553,000
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,831,750
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	986,225
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		1,430,000	1,515,800
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		280,000	263,200
6.375%, 08/01/2022		1,842,000	1,975,545
TMK OAO
6.750%, 04/03/2020 (S)		260,000	251,225
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	374,406

The accompanying notes are an integral part of the financial statements.
75

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)		$3,150,000	$3,299,625
Westmoreland Escrow Corp.
10.750%, 02/01/2018 (S)		1,710,000	1,866,038
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,020,000	2,874,300

			198,458,748
Financials - 7.6%
Ally Financial, Inc.
8.000%, 03/15/2020		1,980,000	2,450,250
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,340,600
Barclays Bank PLC
7.625%, 11/21/2022 (L)		1,190,000	1,314,950
10.179%, 06/12/2021 (S)		3,270,000	4,407,273
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		8,760,000	9,140,475
Co-operative Group Holdings 2011
6.875%, 07/08/2020	GBP	387,000	680,460
7.500%, 07/08/2026		720,000	1,266,829
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$3,260,000	3,260,000
Corrections Corp. of America
4.125%, 04/01/2020		880,000	860,200
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		1,560,000	1,762,800
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,550,000	1,650,750
First Data Corp.
11.750%, 08/15/2021 (S)		2,100,000	2,247,000
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		4,400,000	4,741,000
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,616,193
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		$5,550,000	6,118,875
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		1,240,000	1,171,800
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,763,855
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	1,887,900
M&T Bank Corp.
6.875%, 12/29/2049 (Q)(S)		2,900,000	2,890,624
Nationstar Mortgage LLC
6.500%, 08/01/2018		1,470,000	1,481,025
7.875%, 10/01/2020		2,000,000	2,025,000
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		980,000	1,293,600
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		1,200,000	1,236,052
SLM Corp.
8.450%, 06/15/2018		2,090,000	2,474,038

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,800,000	$1,957,500
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		1,300,000	1,326,000
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,229,126
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		$4,480,000	4,726,400
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
08/29/2031 (Q)		4,650,000	4,952,250
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	923,591
The Royal Bank of Scotland PLC
13.125%, 03/19/2022 (P)	AUD	5,160,000	5,502,411
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,170,000	1,278,225

			85,977,052
Health Care - 4.8%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		1,530,000	1,579,725
12.875%, 11/01/2018		1,469,000	1,777,490
Alere, Inc.
6.500%, 06/15/2020		3,945,000	4,142,250
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)		530,000	545,900
DJO Finance LLC
9.750%, 10/15/2017		863,000	903,993
9.875%, 04/15/2018		2,910,000	3,182,813
ExamWorks Group, Inc.
9.000%, 07/15/2019		3,996,000	4,395,600
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		3,110,000	3,327,700
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		3,700,000	3,959,000
IASIS Healthcare LLC
8.375%, 05/15/2019		5,430,000	5,810,100
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		3,000,000	3,060,000
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	440,052
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	551,568
9.000%, 04/15/2019		480,000	715,548
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (H)(S)		$3,310,000	1,290,900
Radnet Management, Inc.
10.375%, 04/01/2018		5,140,000	5,127,150
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		1,660,000	1,776,200
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)		4,380,000	4,708,500
8.125%, 04/01/2022		610,000	683,200
9.250%, 02/01/2015		200,000	215,000
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)		1,320,000	1,400,850

The accompanying notes are an integral part of the financial statements.
76

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellCare Health Plans, Inc.
5.750%, 11/15/2020		$4,370,000	$4,555,725

			54,149,264
Industrials - 14.8%
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,960,000	2,082,500
Air Canada
8.750%, 04/01/2020 (S)		2,810,000	3,027,775
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,173,000
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		2,550,000	2,613,750
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		1,109,200	1,214,574
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,371,231	1,487,785
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,475,480	1,504,990
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,402,000
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,894,097	3,009,861
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,950,000	3,031,125
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		1,670,000	1,630,338
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		3,240,000	3,515,400
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,710,700
Astaldi SpA
7.125%, 12/01/2020 (S)	EUR	1,470,000	2,161,092
7.125%, 12/01/2020		300,000	441,039
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,450,000	3,156,750
CBC Ammo LLC
7.250%, 11/15/2021 (S)		4,860,000	4,878,225
CMA CGM SA
8.500%, 04/15/2017 (S)		1,350,000	1,350,000
8.875%, 04/15/2019 (S)	EUR	900,000	1,245,376
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$500,179	528,314
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		369,422	392,991
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		275,282	275,282
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		42,674	47,794
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,275,351	1,428,393

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		$48,707	$49,194
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,444,133	1,639,091
Delta Air Lines Pass Through Certificates
Series 2012-1, Class B
6.875%, 05/07/2019 (S)		669,715	731,664
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		6,530,000	7,036,075
Ducommun, Inc.
9.750%, 07/15/2018		3,914,000	4,393,465
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		5,018,000	5,319,080
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	207,735
11.500%, 05/15/2017		400,000	637,975
11.500%, 05/15/2017 (S)		1,480,000	2,360,507
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,610,000	2,851,425
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		207,774	213,488
Garda World Security Corp.
7.250%, 11/15/2021 (S)		840,000	890,400
GenCorp, Inc.
7.125%, 03/15/2021		1,420,000	1,537,150
Griffon Corp.
5.250%, 03/01/2022 (S)		5,220,000	5,226,525
H&E Equipment Services, Inc.
7.000%, 09/01/2022		3,070,000	3,377,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,846,200
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		2,640,000	2,534,400
Horizon Lines LLC
11.000%, 10/15/2016		2,040,000	2,055,300
Horizon Lines LLC, PIK
13.000%, 10/15/2016		1,957,340	1,761,606
International Lease Finance Corp.
3.875%, 04/15/2018		290,000	298,338
4.625%, 04/15/2021		960,000	969,600
8.250%, 12/15/2020		3,080,000	3,769,150
8.625%, 01/15/2022		3,800,000	4,740,500
8.750%, 03/15/2017		910,000	1,074,938
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	2,060,100
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,778,700
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,760,000	1,812,800
KP Germany Erste GmbH
11.625%, 07/15/2017	EUR	630,000	991,906
11.625%, 07/15/2017 (S)		870,000	1,369,774
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		870,000	1,344,965
8.750%, 12/15/2020		825,000	1,275,398
Michael Baker International LLC
8.250%, 10/15/2018 (S)		$3,780,000	4,058,775
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,950,000	3,082,750

The accompanying notes are an integral part of the financial statements.
77

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		$3,660,000	$3,714,900
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		2,090,000	2,236,300
Quality Distribution LLC
9.875%, 11/01/2018		3,690,000	4,054,388
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,284,531
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		430,000	466,550
Rexel SA
5.250%, 06/15/2020 (S)		2,150,000	2,187,625
Stena AB
7.000%, 02/01/2024 (S)		580,000	597,400
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,806,400
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,201,082
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		$1,360,000	1,446,700
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	200,000	287,793
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		$2,520,000	2,740,500
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		5,800,000	5,974,000
United Rentals North America, Inc.
7.625%, 04/15/2022		3,884,000	4,413,195
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,683,402	1,818,074
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,117,875
Vander Intermediate Holding II Corp.
9.750%, 02/01/2019 (S)		1,210,000	1,255,375
Watco Companies LLC
6.375%, 04/01/2023 (S)		2,530,000	2,555,300
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (S)		1,050,000	1,110,375
WESCO Distribution, Inc.
5.375%, 12/15/2021 (S)		1,930,000	1,963,775

			167,837,166
Information Technology - 2.7%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		2,240,000	2,366,000
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,980,000	2,128,500
6.125%, 09/15/2023 (S)		1,400,000	1,519,000
Ancestry.com, Inc.
11.000%, 12/15/2020		1,290,000	1,515,750
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		1,460,000	1,533,000
APX Group, Inc.
6.375%, 12/01/2019		1,910,000	1,969,688
Audatex North America, Inc.
6.125%, 11/01/2023 (S)		770,000	823,900
Bankrate, Inc.
6.125%, 08/15/2018 (S)		1,010,000	1,064,288
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,797,250

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	250,000	$369,230
8.000%, 01/15/2021		350,000	522,101
8.000%, 01/15/2021 (S)		350,000	522,101
First Data Corp.
6.750%, 11/01/2020 (S)		$2,550,000	2,754,000
12.625%, 01/15/2021		4,350,000	5,198,250
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,340,000
Kemet Corp.
10.500%, 05/01/2018		490,000	512,050
VeriSign, Inc.
4.625%, 05/01/2023		3,560,000	3,471,000

			30,406,108
Materials - 8.4%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		1,100,000	1,210,000
Appvion, Inc.
9.000%, 06/01/2020 (S)		6,710,000	6,911,300
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,268,879	1,391,009
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (S)		240,000	249,000
6.750%, 01/31/2021 (S)		2,370,000	2,464,800
7.375%, 10/15/2017 (S)	EUR	750,000	1,103,809
9.125%, 10/15/2020 (S)		$4,130,000	4,563,650
9.250%, 10/15/2020 (S)	EUR	830,000	1,274,248
Axiall Corp.
4.875%, 05/15/2023 (S)		$1,750,000	1,728,125
Ball Corp.
4.000%, 11/15/2023		1,790,000	1,716,163
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,590,000	2,434,600
Barrick Gold Corp.
4.100%, 05/01/2023		600,000	574,523
Cemex SAB de CV
9.000%, 01/11/2018		800,000	871,000
Clearwater Paper Corp.
4.500%, 02/01/2023		1,300,000	1,228,500
Coeur Mining, Inc.
7.875%, 02/01/2021		3,620,000	3,733,125
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,420,000	1,412,900
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,109,000
Exopack Holdings SA
7.875%, 11/01/2019 (S)		3,700,000	3,848,000
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	867,025
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		3,600,000	3,789,000
8.250%, 11/01/2019 (S)		120,000	132,300
Global Brass & Copper, Inc.
9.500%, 06/01/2019		2,530,000	2,922,150
Graphic Packaging International, Inc.
4.750%, 04/15/2021		1,170,000	1,175,850
Hexion US Finance Corp.
6.625%, 04/15/2020		2,554,000	2,640,198
8.875%, 02/01/2018		2,132,000	2,222,610
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		450,000	465,750
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,858,046

The accompanying notes are an integral part of the financial statements.
78

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	$1,798,500
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (H)(S)		2,294,000	527,620
Mirabela Nickel, Ltd., PIK
3.500%, 03/28/2014 (S)		705,778	497,778
Molycorp, Inc.
10.000%, 06/01/2020 (L)		2,130,000	2,130,000
New World Resources NV
7.875%, 05/01/2018	EUR	290,000	220,718
7.875%, 01/15/2021 (S)		850,000	181,855
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	964,875
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		370,000	386,650
8.250%, 01/15/2021 (S)		3,250,000	3,347,500
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		4,620,000	4,527,600
Ryerson, Inc.
9.000%, 10/15/2017		2,710,000	2,953,900
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	918,000
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		3,690,000	3,099,600
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	1,289,000	1,849,308
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017 (L)		$1,770,000	1,977,975
12.500%, 05/01/2019		2,070,000	2,245,950
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		4,940,000	4,884,425
6.750%, 06/07/2016 (S)		1,300,000	1,356,875
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,380,000	2,570,400
11.750%, 01/15/2019 (L)		1,099,000	1,019,323
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	607,500

			95,963,033
Telecommunication Services - 8.3%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
8.000%, 01/31/2020 (S)		2,329,000	2,294,065
CenturyLink, Inc.
5.800%, 03/15/2022		420,000	430,500
6.450%, 06/15/2021		2,150,000	2,305,875
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	93,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,280,000	3,567,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		6,630,000	6,555,413
Level 3 Financing, Inc.
7.000%, 06/01/2020		2,000,000	2,180,000
8.625%, 07/15/2020		2,760,000	3,101,550
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,487,771
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,107,863
SoftBank Corp.
4.500%, 04/15/2020 (S)		$2,640,000	2,656,500
Sprint Capital Corp.
6.875%, 11/15/2028		7,130,000	7,076,525
8.750%, 03/15/2032		11,000,000	12,347,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		$2,380,000	$2,915,500
Sprint Corp.
7.125%, 06/15/2024 (S)		6,220,000	6,531,000
7.875%, 09/15/2023 (S)		6,430,000	7,121,225
tw telecom holdings, Inc.
5.375%, 10/01/2022		2,070,000	2,111,400
6.375%, 09/01/2023		3,010,000	3,220,700
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,535,750
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	648,125
8.250%, 05/23/2016		1,920,000	2,116,800
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,921,100
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		10,645,185	11,070,992
Windstream Corp.
6.375%, 08/01/2023		1,500,000	1,477,500
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,484,800

			94,358,454
Utilities - 3.1%
AES Corp.
4.875%, 05/15/2023		2,310,000	2,240,700
7.375%, 07/01/2021		1,570,000	1,785,875
Atlantic Power Corp.
9.000%, 11/15/2018		6,370,000	6,720,350
Calpine Corp.
5.875%, 01/15/2024 (S)		2,530,000	2,593,250
7.500%, 02/15/2021 (S)		1,553,000	1,712,183
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		2,384,579	2,712,459
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		314,049	330,537
10.060%, 12/30/2028		4,973,773	5,309,503
NRG REMA LLC
9.237%, 07/02/2017		4,134,262	4,092,919
9.681%, 07/02/2026		4,350,000	4,219,500
Red Oak Power LLC
9.200%, 11/30/2029		720,000	781,200
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,375,750

			34,874,226

TOTAL CORPORATE BONDS (Cost $1,000,091,420)			$1,032,699,247

CAPITAL PREFERRED SECURITIES - 0.5%
Consumer Staples - 0.2%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		2,229,000	2,162,130
Financials - 0.3%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,547,144

The accompanying notes are an integral part of the financial statements.
79

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		$1,842,000	$1,970,940

			3,518,084

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $5,256,780)			$5,680,214

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
8.000%, 01/31/2020 (S)	MXN	2,655,000	280,301

TOTAL CONVERTIBLE BONDS (Cost $414,542)			$280,301

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.9%
CWGS Group LLC
5.750%, 02/20/2020		$3,440,000	3,450,750
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,375,100
Gymboree Corp.
5.000%, 02/23/2018		1,170,000	1,063,865
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		2,705,000	3,029,600

			9,919,315
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	936,050
Energy - 0.2%
FTS International, Inc.
8.500%, 05/06/2016		2,410,000	2,438,833
Health Care - 0.3%
Immucor, Inc.
5.000%, 08/17/2018		1,182,971	1,188,147
Physiotherapy Associates Holdings, Inc.
12.250%, 10/10/2016		2,450,000	2,413,250

			3,601,397
Industrials - 0.3%
Intelligrated, Inc.
10.500%, 01/30/2020		3,850,000	3,936,625
Information Technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		1,810,000	1,841,675

TOTAL TERM LOANS (Cost $21,721,400)			$22,673,895

ASSET BACKED SECURITIES - 0.0%
Dynegy Roseton LLC 7.670%, 08/11/2016		1,820,000	0

TOTAL ASSET BACKED SECURITIES (Cost $903,859)			$0

COMMON STOCKS - 1.6%
Consumer Discretionary - 0.0%
Bossier Casino Venture Holdco, Inc. (S)		163,507	$327,015
New Cotai LLC (I)		11	0
PB Investors II LLC (I)		110,176	0

			327,015
Financials - 1.0%
Citigroup, Inc.		119,793	5,825,534

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
KCAD Holdings I, Ltd. (I)	752,218,031	$3,482,769
Realogy Holdings Corp. (I)	47,361	2,247,753

		11,556,056
Industrials - 0.5%
DeepOcean Group Holdings AS	151,066	4,464,000
Horizon Lines, Inc., Class A (I)(L)	1,563,813	1,141,583
Nortek, Inc. (I)	2,284	165,339

		5,770,922
Materials - 0.1%
LyondellBasell Industries NV, Class A	7,952	700,412

TOTAL COMMON STOCKS (Cost $20,049,337)		$18,354,405

PREFERRED SECURITIES - 1.3%
Financials - 1.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,329,625
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	394,500	10,710,675
Santander Finance Preferred
SAU, 10.500%	1,790	1,895,071

		13,935,371
Materials - 0.1%
ArcelorMittal, 6.000%	19,800	466,884

TOTAL PREFERRED SECURITIES (Cost $13,626,272)		$14,402,255

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	270,375

TOTAL WARRANTS (Cost $118,257)		$270,375

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	1,286,900	$12,877,756

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,878,210)		$12,877,756

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	$11,269,318	$11,269,318

TOTAL SHORT-TERM INVESTMENTS (Cost $11,269,318)		$11,269,318

Total Investments (High Yield Fund)
(Cost $1,099,961,498) - 99.5%		$1,129,737,649
Other assets and liabilities, net - 0.5%		5,119,464

TOTAL NET ASSETS - 100.0%		$1,134,857,113

The accompanying notes are an integral part of the financial statements.
80

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Argentina - 0.7%
MercadoLibre, Inc.	54,900	$5,719,482
Australia - 2.5%
Cochlear, Ltd.	49,453	2,533,200
Fortescue Metals Group, Ltd.	2,774,780	13,506,763
Woodside Petroleum, Ltd.	133,877	4,541,027

		20,580,990
Brazil - 2.2%
BM&F Bovespa SA	1,353,200	5,823,764
Itau Unibanco Holding SA, ADR	431,790	5,751,443
Vale SA (Preference A Shares), ADR	494,900	6,181,301

		17,756,508
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	137,100	4,222,680
China - 12.1%
Baidu, Inc., ADR (I)	224,200	38,322,507
New Oriental Education & Technology
Group, ADR	255,700	7,118,688
Tencent Holdings, Ltd.	607,400	48,771,794
Youku.com, Inc., ADR (I)	153,856	5,106,481

		99,319,470
Denmark - 4.0%
Chr. Hansen Holding A/S	113,514	4,696,246
Novo Nordisk A/S, B Shares	399,148	18,995,059
Novozymes A/S, B Shares	197,515	9,180,007

		32,871,312
France - 4.7%
Essilor International SA	41,465	4,319,211
Kering	81,793	16,713,932
L’Oreal SA	100,678	17,056,441

		38,089,584
Germany - 2.6%
Aixtron SE NA (I)	219,639	3,677,200
HeidelbergCement AG	67,780	5,576,476
SMA Solar Technology AG	58,021	3,463,876
Volkswagen AG	34,104	8,690,307

		21,407,859
Hong Kong - 3.7%
AIA Group, Ltd.	4,778,200	23,410,984
Belle International Holdings, Ltd.	1,653,000	2,038,508
Hong Kong Exchanges & Clearing, Ltd.	323,328	5,030,400

		30,479,892
Ireland - 0.7%
James Hardie Industries, Ltd.	415,008	5,396,978
Italy - 5.4%
Fiat SpA (I)	2,080,455	21,722,327
UniCredit SpA	2,873,003	22,799,631

		44,521,958
Japan - 10.2%
Gree, Inc.	253,600	2,814,304
Kyocera Corp.	81,000	3,669,209
Rakuten, Inc.	1,403,000	20,169,130
Sanrio Company, Ltd.	120,400	4,608,409
SMC Corp.	59,300	15,107,077
SoftBank Corp.	487,600	36,951,938

		83,320,067

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 1.1%
Schibsted ASA	137,392	$9,043,790
Peru - 1.2%
Credicorp, Ltd., ADR	75,603	9,820,830
Portugal - 0.5%
Jeronimo Martins SGPS SA	244,193	4,140,147
Russia - 0.9%
Magnit OJSC, GDR	58,961	3,294,004
Mail.ru Group, Ltd., GDR	89,691	3,807,006

		7,101,010
Singapore - 0.3%
Singapore Exchange, Ltd.	472,000	2,564,050
South Korea - 3.4%
Celltrion, Inc. (I)	118,025	5,306,084
NAVER Corp.	19,793	15,132,809
Samsung Electronics Company, Ltd.	5,744	7,276,514

		27,715,407
Spain - 8.7%
Banco Popular Espanol SA	3,285,411	23,560,113
Banco Santander SA	1,448,584	13,075,840
Distribuidora Internacional de Alimentacion SA	846,866	7,253,610
Inditex SA	191,639	27,518,273

		71,407,836
Sweden - 10.4%
Alfa Laval AB	342,827	9,289,671
Atlas Copco AB, A Shares	939,328	26,334,878
Elekta AB, B Shares	280,494	3,732,082
Investment AB Kinnevik, B Shares	462,216	17,925,766
Sandvik AB	534,556	7,445,173
Svenska Handelsbanken AB, A Shares	272,889	14,240,314
Volvo AB, B Shares	394,688	5,930,790

		84,898,674
Switzerland - 6.6%
ABB, Ltd. (I)	283,265	7,229,524
Cie Financiere Richemont SA	194,009	19,273,877
Geberit AG	35,111	11,034,173
Syngenta AG	34,763	12,655,145
The Swatch Group AG, BR Shares	6,231	4,149,595

		54,342,314
Taiwan - 0.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,567,000	5,652,643
Turkey - 1.3%
BIM Birlesik Magazalar AS	142,238	2,634,406
Turkiye Garanti Bankasi AS	2,982,283	8,148,045

		10,782,451
United Kingdom - 13.4%
Aggreko PLC	376,923	9,838,944
ARM Holdings PLC	1,288,719	21,602,772
British American Tobacco PLC	131,975	7,194,142
Meggitt PLC	1,270,811	10,705,286
Prudential PLC	1,262,554	28,587,686
Rolls-Royce Holdings PLC (I)	1,025,548	17,138,634
Standard Chartered PLC	711,172	15,054,350

		110,121,814

TOTAL COMMON STOCKS (Cost $605,847,140)		$801,277,746

The accompanying notes are an integral part of the financial statements.
81

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Porsche Automobil Holding SE	89,849	9,437,185

TOTAL PREFERRED SECURITIES (Cost $5,177,674)		$9,437,185

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	17,392,633	17,392,633

TOTAL SHORT-TERM INVESTMENTS (Cost $17,392,633)		$17,392,633

Total Investments (International Growth Opportunities Fund)
(Cost $628,417,447) - 101.1%		$828,107,564
Other assets and liabilities, net - (1.1%)		(9,009,249)

TOTAL NET ASSETS - 100.0%		$819,098,315

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.7%
Australia - 3.0%
Amcor, Ltd.	956,109	$8,642,927
Brambles, Ltd.	931,718	7,815,192
CSL, Ltd.	78,601	5,075,973

		21,534,092
Belgium - 1.5%
Anheuser-Busch InBev NV	101,647	10,631,672
Brazil - 2.9%
Banco Bradesco SA, ADR	701,480	8,242,390
BM&F Bovespa SA	2,503,900	10,776,029
BRF - Brasil Foods SA	80,089	1,466,889

		20,485,308
Canada - 7.2%
Agrium, Inc.	51,002	4,697,637
Canadian National Railway Company	103,598	5,853,058
Cenovus Energy, Inc.	204,709	5,418,605
CGI Group, Inc., Class A (I)	271,656	8,873,654
EnCana Corp.	382,694	7,257,811
Fairfax Financial Holdings, Ltd.	15,381	6,389,095
Suncor Energy, Inc.	385,118	12,705,103

		51,194,963
China - 3.8%
Baidu, Inc., ADR (I)	68,127	11,644,948
CNOOC, Ltd.	5,215,907	8,539,032
Industrial & Commercial Bank of China, Ltd.,
H Shares	10,721,539	6,459,368

		26,643,348
Denmark - 2.7%
Carlsberg A/S, B Shares	98,064	10,331,278
Novo Nordisk A/S, B Shares	185,015	8,804,681

		19,135,959
France - 4.9%
Publicis Groupe SA	141,699	13,447,974
Schneider Electric SA	90,499	8,053,260

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Total SA	201,538	$13,075,606

		34,576,840
Germany - 7.6%
Adidas AG	55,561	6,460,120
Allianz SE	56,381	10,054,736
Deutsche Boerse AG	98,041	8,031,544
Deutsche Post AG	196,967	7,384,942
Deutsche Telekom AG	486,877	8,236,636
SAP AG	171,703	13,810,437

		53,978,415
Hong Kong - 4.6%
Belle International Holdings, Ltd.	4,145,000	5,111,684
China Mobile, Ltd.	435,534	4,131,228
Galaxy Entertainment Group, Ltd. (I)	1,291,910	13,003,777
Hutchison Whampoa, Ltd.	783,410	10,582,480

		32,829,169
Ireland - 1.5%
Shire PLC	187,426	10,367,501
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	259,089	12,925,950
Japan - 5.8%
Denso Corp.	109,053	5,850,832
FANUC Corp.	44,188	7,692,416
Japan Tobacco, Inc.	162,400	5,172,396
Keyence Corp.	15,873	6,835,327
Komatsu, Ltd.	193,917	4,100,314
Toyota Motor Corp.	196,270	11,295,943

		40,947,228
Mexico - 1.6%
Fomento Economico Mexicano SAB
de CV, ADR	33,669	2,882,740
Grupo Televisa SA, ADR	292,398	8,599,425

		11,482,165
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	281,642	10,956,580
Unilever NV	199,326	7,882,306

		18,838,886
Singapore - 4.5%
Avago Technologies, Ltd.	223,138	13,767,615
Keppel Corp., Ltd.	1,065,135	8,807,495
United Overseas Bank, Ltd.	556,834	9,069,400

		31,644,510
South Korea - 3.2%
Hyundai Mobis	38,196	11,216,708
Samsung Electronics Company, Ltd.	9,006	11,408,824

		22,625,532
Spain - 1.2%
Amadeus IT Holding SA, A Shares	196,441	8,626,708
Sweden - 2.6%
Ericsson LM, B Shares	513,418	6,636,865
Investor AB, B Shares	301,670	10,733,973
Kinnevik Investment AB, B Shares	17,461	677,176

		18,048,014
Switzerland - 10.2%
ABB, Ltd. (I)	394,770	10,075,368
Informa PLC	662,311	5,790,916

The accompanying notes are an integral part of the financial statements.
82

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Julius Baer Group, Ltd. (I)	163,441	$7,648,572
Nestle SA	126,765	9,576,481
Novartis AG	93,773	7,804,734
Roche Holdings AG	50,380	15,512,001
Syngenta AG	26,253	9,557,159
UBS AG (I)	289,986	6,203,658

		72,168,889
Taiwan - 1.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,381,000	12,196,290
Thailand - 0.8%
Kasikornbank PCL, NVDR	1,095,100	5,735,940
Turkey - 0.9%
Akbank T.A.S.	2,358,277	6,075,236
United Kingdom - 16.0%
Aberdeen Asset Management PLC	1,024,203	6,682,287
British American Tobacco PLC	254,652	13,881,437
British Sky Broadcasting Group PLC	875,161	13,766,073
Centrica PLC	1,148,234	6,132,122
Compass Group PLC	1,023,757	16,181,644
Kingfisher PLC	1,029,418	6,785,274
Next PLC	61,047	6,881,810
Reed Elsevier PLC	1,303,107	19,978,298
Smith & Nephew PLC	593,897	9,452,635
WPP PLC	601,664	13,177,821

		112,919,401

TOTAL COMMON STOCKS (Cost $507,140,132)		$655,612,016

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Volkswagen AG	30,164	7,840,860

TOTAL PREFERRED SECURITIES (Cost $4,848,479)		$7,840,860

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	41,367,261	41,367,261

TOTAL SHORT-TERM INVESTMENTS (Cost $41,367,261)		$41,367,261

Total Investments (International Growth Stock Fund)
(Cost $553,355,872) - 99.7%		$704,820,137
Other assets and liabilities, net - 0.3%		2,408,153

TOTAL NET ASSETS - 100.0%		$707,228,290

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.9%
Austria - 0.8%
Wienerberger AG	303,325	$5,714,177
Bahamas - 1.0%
Steiner Leisure, Ltd. (I)	157,010	6,942,982
Belgium - 1.1%
Barco NV	99,780	7,891,184

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 0.4%
Cia de Saneamento de Minas Gerais	213,600	$3,034,848
Canada - 8.2%
AGF Management, Ltd., Class B	445,000	4,609,546
Canaccord Financial, Inc. (L)	542,706	3,969,944
Dorel Industries, Inc., Class B (L)	239,000	8,029,260
Enerflex, Ltd. (L)	327,300	4,667,269
Ensign Energy Services, Inc.	343,700	5,497,089
Genworth MI Canada, Inc.	294,500	9,574,641
HudBay Minerals, Inc.	1,214,170	10,022,138
Mullen Group, Ltd. (L)	295,470	7,319,373
Trican Well Service, Ltd.	276,900	3,498,448

		57,187,708
China - 3.2%
China ZhengTong Auto
Services Holdings, Ltd. (I)	5,026,100	2,830,152
Daphne International Holdings, Ltd. (L)	6,184,000	3,145,714
Kingdee International Software
Group Company, Ltd. (I)	27,712,000	10,098,805
Shenguan Holdings Group, Ltd.	2,569,200	1,074,436
SinoMedia Holding, Ltd.	1,167,300	828,924
Springland International Holdings, Ltd. (L)	9,712,000	4,072,753

		22,050,784
Finland - 4.4%
Amer Sports OYJ	681,168	15,369,742
Huhtamaki OYJ	531,936	15,326,485

		30,696,227
France - 2.1%
Beneteau SA (I)	266,260	4,094,931
Ipsos SA	252,300	10,752,904

		14,847,835
Germany - 5.6%
DMG MORI SEIKI AG	317,500	10,357,520
Gerresheimer AG	145,830	9,909,652
Jenoptik AG	212,765	3,741,012
Kloeckner & Company SE (I)	561,425	8,634,509
Leoni AG	89,430	6,761,880

		39,404,573
Greece - 0.6%
JUMBO SA (I)	221,230	4,190,901
Hong Kong - 6.5%
Dah Sing Financial Holdings, Ltd.	1,251,974	6,280,931
Digital China Holdings, Ltd. (L)	2,661,000	2,639,679
Luk Fook Holdings International, Ltd.	978,000	3,343,998
MIE Holdings Corp. (L)	12,910,000	2,465,417
Stella International Holdings, Ltd. (L)	2,709,500	6,649,162
Techtronic Industries Company	5,506,000	14,652,531
Value Partners Group, Ltd.	5,452,000	3,493,641
Yingde Gases Group Company, Ltd.	6,902,500	6,140,557

		45,665,916
India - 0.6%
Jain Irrigation Systems, Ltd.	4,023,453	3,875,163
Italy - 2.7%
Amplifon SpA	798,254	4,882,846
Azimut Holding SpA	185,710	6,189,906
MARR SpA	226,645	4,290,358
Sorin SpA (I)	1,215,403	3,783,244

		19,146,354

The accompanying notes are an integral part of the financial statements.
83

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 12.1%
Aderans Company, Ltd.	77,500	$850,962
Asahi Company, Ltd. (I)(L)	248,800	3,278,906
Asics Corp.	737,400	14,442,454
Capcom Company, Ltd.	125,800	2,411,339
Descente, Ltd.	910,860	6,237,601
en-japan, Inc. (I)	165,000	3,497,640
Keihin Corp.	435,600	6,562,490
Kobayashi Pharmaceutical Company, Ltd.	229,000	12,972,383
Meitec Corp.	346,511	9,100,360
Nissin Kogyo Company, Ltd.	145,410	2,832,344
Seria Company, Ltd.	118,900	4,938,335
Shinko Plantech Company, Ltd.	529,700	4,105,043
Square Enix Company, Ltd. (L)	342,500	7,783,353
Tokai Rika Company, Ltd.	185,800	3,317,557
Unipres Corp.	147,000	2,673,532

		85,004,299
Luxembourg - 0.5%
Oriflame Cosmetics SA (L)	149,210	3,787,711
Netherlands - 6.5%
Aalberts Industries NV	356,981	12,039,227
Accell Group	187,804	3,750,259
Arcadis NV	335,790	12,675,868
Beter Bed Holding NV	157,620	3,774,148
Royal Imtech NV (I)(L)	1,073,500	2,936,851
TKH Group NV	97,108	3,398,752
USG People NV	379,334	7,188,322

		45,763,427
Norway - 1.4%
Tomra Systems ASA	1,064,160	9,927,748
Russia - 0.5%
X5 Retail Group NV, GDR (I)	191,510	3,399,303
Singapore - 0.3%
Sakari Resources, Ltd. (I)	1,380,000	1,735,094
South Korea - 8.6%
Binggrae Company, Ltd.	63,919	5,860,531
BS Financial Group, Inc.	699,660	10,433,400
Daum Communications Corp. (I)	57,534	3,772,948
DGB Financial Group, Inc.	465,200	7,155,464
Hyundai Mipo Dockyard	61,574	9,137,096
KIWOOM Securities Company, Ltd.	60,289	3,021,116
Korea Investment Holdings Company, Ltd.	93,950	3,390,931
Mirae Asset Securities Company, Ltd.	99,820	3,556,911
Sindoh Company, Ltd.	127,171	7,454,402
Youngone Corp.	185,810	6,359,416

		60,142,215
Spain - 2.7%
Construcciones y Auxiliar de Ferrocarriles SA	21,113	11,239,674
Melia Hotels International SA (L)	249,458	3,162,622
Tecnicas Reunidas SA	84,949	4,704,079

		19,106,375
Sweden - 0.5%
Duni AB	257,510	3,569,541
Switzerland - 4.8%
Logitech International SA (L)	778,790	12,336,034
Nobel Biocare Holding AG (I)	472,420	6,925,304
Panalpina Welttransport Holding AG	49,270	8,155,969
Vontobel Holding AG	174,666	6,489,093

		33,906,400

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 5.2%
D-Link Corp.	10,667,668	$7,504,801
Giant Manufacturing Company, Ltd.	1,461,746	9,990,249
Simplo Technology Company, Ltd. (I)	2,331,300	10,535,969
Ta Chong Bank, Ltd. (I)	9,152,225	3,164,276
Tripod Technology Corp.	2,573,000	4,942,592

		36,137,887
Thailand - 1.0%
Glow Energy PCL	1,396,088	3,166,606
Hana Microelectronics PCL	5,091,800	3,979,798

		7,146,404
Turkey - 0.3%
Aygaz AS	564,738	2,017,973
United Kingdom - 9.3%
African Minerals, Ltd. (I)	1,552,450	3,850,032
Bellway PLC	177,346	4,970,416
Bodycote PLC	151,485	1,917,569
Bovis Homes Group PLC	252,440	3,939,332
Debenhams PLC	3,027,480	3,830,759
Dignity PLC	142,619	3,584,787
Greggs PLC	1,227,780	10,343,672
Homeserve PLC	1,070,300	5,910,038
Just Retirement Group PLC (I)	855,752	3,618,879
Laird PLC	1,683,800	8,860,618
Man Group PLC	4,338,558	7,516,599
Persimmon PLC (I)	158,535	3,835,462
UBM PLC	255,680	3,069,328

		65,247,491

TOTAL COMMON STOCKS (Cost $479,335,205)		$637,540,520

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Draegerwerk AG & Company KGaA (L)	54,800	7,329,353

TOTAL PREFERRED SECURITIES (Cost $7,123,702)		$7,329,353

EXCHANGED-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small Cap Index Fund	205,400	10,832,796

TOTAL EXCHANGED-TRADED FUNDS (Cost $8,813,252)		$10,832,796

SECURITIES LENDING COLLATERAL - 7.4%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	5,153,228	51,567,323

TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,566,898)		$51,567,323

SHORT-TERM INVESTMENTS - 4.6%
Time Deposits - 4.6%
Bank of Montreal, 0.0400%, 03/03/2014 *	$32,000,000	$32,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,000,000)		$32,000,000

Total Investments (International Small Cap Fund)
(Cost $578,839,057) - 105.4%		$739,269,992
Other assets and liabilities, net - (5.4%)		(37,928,463)

TOTAL NET ASSETS - 100.0%		$701,341,529

The accompanying notes are an integral part of the financial statements.
84

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.2%
Brazil - 0.6%
Centrais Eletricas Brasileiras SA	1,266,100	$2,702,868
Centrais Eletricas Brasileiras SA (L)	12,500	27,250
Petroleo Brasileiro SA, ADR, Class A	404,156	4,712,459
Vale SA, ADR	383,010	4,783,795

		12,226,372
Canada - 5.3%
AGF Management, Ltd., Class B (L)	339,400	3,515,685
Ensign Energy Services, Inc.	1,134,100	18,138,635
HudBay Minerals, Inc.	1,927,800	15,912,663
Suncor Energy, Inc.	811,600	26,774,811
Talisman Energy, Inc.	2,308,540	23,767,142
Trican Well Service, Ltd.	1,843,200	23,287,608

		111,396,544
China - 3.3%
China Life Insurance Company, Ltd., H Shares	1,775,000	5,161,565
China Shenhua Energy Company, Ltd.,
H Shares	7,161,000	19,538,916
China Telecom Corp., Ltd., H Shares	38,829,589	16,904,955
Shanghai Electric Group Company, Ltd.,
H Shares	17,228,000	5,829,926
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,236,600	16,210,896
Trina Solar, Ltd., ADR (I)(L)	322,189	5,164,690

		68,810,948
Denmark - 0.4%
FLSmidth & Company A/S, B Shares (L)	148,370	7,784,249
France - 15.2%
Alstom SA	31,760	854,600
AXA SA	1,640,857	42,739,911
BNP Paribas SA	799,720	65,322,986
Carrefour SA	533,300	19,619,975
Cie de Saint-Gobain	282,150	16,919,652
Cie Generale des Etablissements Michelin	170,680	20,747,928
Ipsen SA	224,632	9,630,615
Orange SA	1,015,031	12,659,506
Sanofi	396,826	41,273,809
Societe Generale SA	238,075	15,797,762
Technip SA	56,280	5,509,768
Total SA	707,822	45,922,860
Vivendi SA	693,112	19,764,529

		316,763,901
Germany - 5.1%
Commerzbank AG (I)	505,200	9,127,948
Deutsche Boerse AG	38,380	3,144,100
Deutsche Lufthansa AG (I)	759,900	19,652,911
Gerresheimer AG	69,600	4,729,560
Kloeckner & Company SE (I)	659,580	10,144,096
Metro AG (I)	382,320	15,813,446
Muenchener Rueckversicherungs AG	65,286	14,274,215
Siemens AG	224,819	29,974,550

		106,860,826
Hong Kong - 2.2%
China Mobile, Ltd.	1,421,500	13,483,540
Digital China Holdings, Ltd. (L)	6,792,000	6,737,580
First Pacific Company, Ltd.	3,393,000	3,365,885
Kingboard Chemical Holdings, Ltd.	8,592,800	18,948,707
Kunlun Energy Company, Ltd.	757,300	1,351,866
Noble Group, Ltd.	1,979,600	1,610,692

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd.	856,500	$548,845

		46,047,115
India - 0.7%
ICICI Bank, Ltd.	333,179	5,650,612
Jain Irrigation Systems, Ltd.	2,972,185	2,862,641
LIC Housing Finance, Ltd.	984,693	3,302,637
Power Grid Corp. of India, Ltd.	1,727,565	2,642,181

		14,458,071
Ireland - 0.9%
CRH PLC	621,770	18,337,648
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	293,028	14,619,167
Italy - 3.3%
Eni SpA	1,089,768	26,161,625
Saipem SpA	214,726	5,044,540
UniCredit SpA	4,849,578	38,485,372

		69,691,537
Japan - 6.0%
Capcom Company, Ltd.	588,200	11,274,637
ITOCHU Corp.	2,801,500	34,912,033
Namco Bandai Holdings, Inc.	855,200	19,180,055
Nikon Corp.	403,500	7,407,250
Nissan Motor Company, Ltd.	1,562,000	13,941,840
Suntory Beverage & Food, Ltd. (I)	293,700	10,363,691
Toyota Motor Corp.	418,600	24,091,719
Trend Micro, Inc.	92,300	3,105,283

		124,276,508
Netherlands - 7.2%
Aegon NV	4,008,760	36,137,233
Akzo Nobel NV	341,900	28,264,013
Fugro NV	213,068	12,355,369
ING Groep NV (I)	2,641,548	38,360,726
Royal Dutch Shell PLC, Class B	914,823	35,588,907

		150,706,248
Norway - 2.3%
Statoil ASA	1,222,430	32,242,848
Telenor ASA	673,991	14,849,602

		47,092,450
Russia - 0.4%
Lukoil OAO, ADR	86,628	4,712,563
MMC Norilsk Nickel OJSC, ADR	193,030	3,277,649

		7,990,212
South Korea - 9.3%
Daum Communications Corp. (I)	64,809	4,250,025
Hana Financial Group, Inc.	1,020,680	39,927,437
Hyundai Mobis	77,721	22,823,692
KB Financial Group, Inc., ADR (I)	1,141,739	42,130,169
KIWOOM Securities Company, Ltd.	115,721	5,798,844
Korea Investment Holdings Company, Ltd.	212,880	7,683,464
POSCO	96,919	25,778,815
Samsung Electronics Company, Ltd., GDR	42,064	26,490,223
Samsung Electronics Company, Ltd., GDR (S)	31,700	19,971,000

		194,853,669
Spain - 1.3%
Telefonica SA	1,804,729	27,594,869
Sweden - 0.9%
Getinge AB, B Shares	212,021	7,630,970

The accompanying notes are an integral part of the financial statements.
85

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	809,522	$10,464,549

		18,095,519
Switzerland - 7.4%
Basilea Pharmaceutica (I)	45,060	6,622,100
Credit Suisse Group AG (I)	1,643,391	51,599,871
GAM Holding AG (I)	484,900	8,557,525
Lonza Group AG (I)	127,490	13,454,315
Nobel Biocare Holding AG (I)	437,791	6,417,671
Novartis AG	231,380	19,257,776
Roche Holding AG	130,970	40,325,661
Swiss Re AG (I)	91,063	8,499,696

		154,734,615
United Arab Emirates - 0.2%
Dragon Oil PLC	405,400	4,120,820
United Kingdom - 17.9%
Aviva PLC (I)	6,126,680	48,710,407
BAE Systems PLC	3,153,190	21,644,176
BP PLC	4,233,702	35,779,250
Carillion PLC	1,897,950	12,046,493
GlaxoSmithKline PLC	1,733,275	48,548,389
HSBC Holdings PLC	1,477,760	15,596,294
Kingfisher PLC	3,113,920	20,524,997
Lloyds Banking Group PLC (I)	11,892,900	16,424,121
Man Group PLC	9,658,740	16,733,869
Marks & Spencer Group PLC	2,545,970	21,431,804
Noble Corp. PLC	517,710	16,074,896
Rexam PLC	1,486,996	12,287,860
Serco Group PLC	829,110	6,401,712
SIG PLC	2,141,870	7,575,923
Tesco PLC	9,413,940	51,839,072
Vodafone Group PLC	5,199,167	21,664,735

		373,283,998
United States - 2.6%
Baker Hughes, Inc.	418,950	26,511,156
Flextronics International, Ltd. (I)	1,706,330	15,271,654
Verizon Communications, Inc.	250,687	11,856,751

		53,639,561

TOTAL COMMON STOCKS (Cost $1,568,434,062)		$1,943,384,847

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	1,388,856	13,898,007

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,895,364)		$13,898,007

SHORT-TERM INVESTMENTS - 6.3%
Time Deposits - 6.3%
Bank of Montreal, 0.0400%, 03/03/2014 *	$80,000,000	$80,000,000
Royal Bank of Canada, 0.0300%, 03/03/2014 *	51,000,000	51,000,000

		131,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $131,000,000)		$131,000,000

Total Investments (International Value Fund)
(Cost $1,713,329,426) - 100.2%		$2,088,282,854
Other assets and liabilities, net - (0.2%)		(4,343,149)

TOTAL NET ASSETS - 100.0%		$2,083,939,705

Investment Quality Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 27.7%
U.S. Government - 25.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2018		$29,136,113	$30,174,087
0.625%, 01/15/2024		9,039,140	9,164,133
U.S. Treasury Bonds
3.750%, 11/15/2043		19,710,000	20,301,300
4.500%, 08/15/2039		1,865,000	2,187,587
6.250%, 05/15/2030 (D)		710,000	987,788
U.S. Treasury Notes
0.250%, 07/31/2015 (D)		16,245,000	16,260,871
0.375%, 08/31/2015 (D)		150,000	150,387
0.875%, 09/15/2016		7,575,000	7,643,645
0.875%, 04/30/2017 (D)		13,125,000	13,160,884
1.750%, 07/31/2015		9,520,000	9,730,106
2.000%, 04/30/2016		4,035,000	4,174,647

			113,935,435
U.S. Government Agency - 2.0%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019		130,252	139,007
6.500%, 04/01/2029 to 08/01/2034		6,869	7,776
7.500%, 08/01/2025 to 05/01/2028		2,381	2,786
Federal National Mortgage Association
2.500%, 12/01/2042 to 09/01/2043		2,787,949	2,595,407
4.860%, 01/01/2015		2,475,968	2,504,434
5.000%, 03/15/2016 to 06/01/2019		2,268,252	2,474,790
5.500%, 08/01/2035 to 11/01/2035		163,731	180,976
6.500%, 09/01/2031		9	10
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042		619,631	658,197
6.000%, 08/15/2032 to 04/15/2035		16,648	19,132
6.500%, 06/15/2028 to 08/15/2034		14,925	17,170
7.000%, 11/15/2031 to 11/15/2033		55,683	65,252
8.000%, 07/15/2030		1,048	1,270

			8,666,207

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,739,098)			$122,601,642

FOREIGN GOVERNMENT
OBLIGATIONS - 2.9%
Brazil - 0.2%
Federative Republic of Brazil
4.250%, 01/07/2025		210,000	202,125
7.125%, 01/20/2037		175,000	203,656
10.000%, 01/01/2017	BRL	1,081,000	445,839

			851,620
Japan - 2.1%
Government of Japan 0.100%, 09/10/2023	JPY	882,966,200	9,304,663
Mexico - 0.4%
Government of Mexico
4.750%, 03/08/2044		$1,258,000	1,173,085
8.000%, 12/07/2023	MXN	5,149,400	436,755

			1,609,840
Peru - 0.1%
Republic of Peru 8.200%, 08/12/2026	PEN	1,100,000	437,110

The accompanying notes are an integral part of the financial statements.
86

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.1%
Government of Russia
8.150%, 02/03/2027	RUB	15,825,000	$435,862

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,307,270)			$12,639,095

CORPORATE BONDS - 47.5%
Consumer Discretionary - 5.2%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$400,000	464,127
6.900%, 03/01/2019		600,000	729,384
7.750%, 01/20/2024		453,000	562,149
Arcelik AS
5.000%, 04/03/2023 (S)		340,000	298,350
AutoZone, Inc.
3.700%, 04/15/2022		450,000	449,839
4.000%, 11/15/2020		665,000	703,383
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	140,764
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	8,000
Comcast Corp.
3.600%, 03/01/2024		315,000	317,508
4.250%, 01/15/2033		490,000	483,417
4.750%, 03/01/2044		205,000	208,467
5.700%, 05/15/2018 to 07/01/2019		1,050,000	1,225,241
Cox Communications, Inc.
2.950%, 06/30/2023 (S)		560,000	510,322
5.875%, 12/01/2016 (S)		750,000	841,554
COX Communications, Inc.
6.250%, 06/01/2018 (S)		500,000	576,905
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,275,210
3.800%, 03/15/2022		220,000	217,527
DISH DBS Corp.
5.875%, 07/15/2022		50,000	52,625
6.750%, 06/01/2021		355,000	397,600
7.875%, 09/01/2019		150,000	176,250
Ford Motor Credit Company LLC
3.875%, 01/15/2015		1,000,000	1,027,654
5.000%, 05/15/2018		310,000	344,587
5.875%, 08/02/2021		475,000	548,555
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)		585,000	608,750
General Motors Financial Company, Inc.
4.750%, 08/15/2017		715,000	773,273
Home Depot, Inc.
5.875%, 12/16/2036		700,000	845,850
Lennar Corp.
4.500%, 06/15/2019		215,000	219,569
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)		100,000	100,500
Sotheby’s
5.250%, 10/01/2022 (S)		160,000	154,400
TCI Communications, Inc.
7.875%, 02/15/2026		150,000	199,600
8.750%, 08/01/2015		183,000	203,783
The William Carter Company
5.250%, 08/15/2021 (S)		295,000	302,375
Time Warner Cable, Inc.
4.000%, 09/01/2021		715,000	742,925
5.000%, 02/01/2020		755,000	830,994
5.875%, 11/15/2040		500,000	539,662

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc. (continued)
6.750%, 07/01/2018	$775,000	$913,640
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,555,987
6.100%, 07/15/2040	790,000	904,425
7.625%, 04/15/2031	500,000	659,011
7.700%, 05/01/2032	302,000	402,671
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	207,000
7.500%, 03/15/2019 (S)	175,000	190,313
Viacom, Inc.
4.375%, 03/15/2043	622,000	550,224
4.500%, 02/27/2042	225,000	202,990
5.625%, 09/15/2019	400,000	458,156

		23,125,516
Consumer Staples - 2.3%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	726,874
4.250%, 08/09/2042	230,000	202,863
9.250%, 08/06/2019	165,000	219,633
9.700%, 11/10/2018	191,000	253,969
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	717,643
Cargill, Inc.
4.307%, 05/14/2021 (S)	848,000	907,581
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,326,277
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	83,940
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,254,501
6.250%, 06/01/2027	725,000	878,438
CVS Pass-Through Trust
5.880%, 01/10/2028	281,186	314,129
6.943%, 01/10/2030	42,709	50,777
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	226,030
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	981,507
The Kroger Company
3.850%, 08/01/2023	225,000	226,302
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	700,000	788,978
6.200%, 04/15/2038	750,000	939,630

		10,099,072
Energy - 5.4%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	60,000	69,485
6.450%, 09/15/2036	1,220,000	1,447,342
BP Capital Markets PLC
2.237%, 05/10/2019	2,125,000	2,136,114
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	423,948
Cenovus Energy, Inc.
5.200%, 09/15/2043	1,450,000	1,507,110
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	143,486
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	830,507
ConocoPhillips
6.500%, 02/01/2039	500,000	653,812

The accompanying notes are an integral part of the financial statements.
87

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	$385,000	$366,231
El Paso Corp.
7.000%, 06/15/2017	695,000	785,830
Encana Corp.
3.900%, 11/15/2021	450,000	460,362
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	514,125
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	909,707
5.950%, 10/01/2043	1,125,000	1,187,016
Enterprise Products Operating LLC
3.900%, 02/15/2024	1,210,000	1,218,308
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,175,000	1,073,656
6.000%, 11/27/2023	200,000	201,250
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	232,200
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	965,000	974,160
6.500%, 09/01/2039	300,000	337,969
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	95,000	104,738
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	1,061,594
Newfield Exploration Company
5.625%, 07/01/2024	71,000	74,550
5.750%, 01/30/2022	70,000	75,425
6.875%, 02/01/2020	135,000	144,956
7.125%, 05/15/2018	200,000	207,500
Nexen, Inc.
6.200%, 07/30/2019	585,000	681,197
7.500%, 07/30/2039	40,000	52,579
Peabody Energy Corp.
6.500%, 09/15/2020	245,000	259,700
Petrobras Global Finance BV
4.375%, 05/20/2023	215,000	195,012
Petrobras International Finance Company
5.375%, 01/27/2021	1,030,000	1,032,896
7.875%, 03/15/2019	780,000	891,612
Petroleos Mexicanos
5.500%, 06/27/2044	1,180,000	1,116,030
Plains All American Pipeline LP
3.850%, 10/15/2023	1,395,000	1,395,506
Rosneft Oil Company
4.199%, 03/06/2022 (S)	200,000	182,500
Valero Energy Corp.
8.750%, 06/15/2030	162,000	214,043
Williams Partners LP
4.300%, 03/04/2024	610,000	608,208

		23,770,664
Financials - 22.0%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	127,475
American Express Company
7.000%, 03/19/2018	1,505,000	1,812,449
American Express Credit Corp.
5.125%, 08/25/2014	360,000	368,099
American International Group, Inc.
2.375%, 08/24/2015	325,000	332,024
4.875%, 06/01/2022	420,000	461,801
5.450%, 05/18/2017	430,000	483,689
8.250%, 08/15/2018	100,000	125,481

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	$250,000	$277,179
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	270,342
Bank of America Corp.
4.100%, 07/24/2023	400,000	411,147
5.625%, 07/01/2020	1,185,000	1,364,344
5.750%, 12/01/2017	205,000	233,825
6.400%, 08/28/2017	1,980,000	2,290,601
6.875%, 04/25/2018	1,825,000	2,173,455
7.750%, 05/14/2038	1,535,000	2,053,284
Bank One Michigan
8.250%, 11/01/2024	270,000	356,972
Barclays Bank PLC
6.050%, 12/04/2017 (S)	2,145,000	2,426,503
BNP Paribas SA
2.375%, 09/14/2017	1,675,000	1,722,468
2.400%, 12/12/2018	295,000	296,853
BPCE SA
2.500%, 12/10/2018	755,000	758,366
5.150%, 07/21/2024 (S)	540,000	542,106
5.700%, 10/22/2023 (S)	785,000	826,998
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	460,411
5.700%, 05/01/2017	835,000	919,949
Capital One Bank USA NA
3.375%, 02/15/2023	250,000	242,655
Capital One Financial Corp.
6.150%, 09/01/2016	500,000	559,838
7.375%, 05/23/2014	115,000	116,738
CIT Group, Inc.
3.875%, 02/19/2019	100,000	101,395
5.000%, 05/15/2017	15,000	16,088
5.250%, 03/15/2018	165,000	179,025
5.375%, 05/15/2020	20,000	21,600
5.500%, 02/15/2019 (S)	490,000	532,875
Citigroup, Inc.
3.875%, 10/25/2023	240,000	240,188
5.500%, 09/13/2025	415,000	447,544
6.125%, 11/21/2017 to 08/25/2036	4,075,000	4,631,636
6.675%, 09/13/2043	250,000	295,329
8.500%, 05/22/2019	565,000	727,799
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.250%, 01/14/2019	1,580,000	1,590,145
Credit Suisse New York
5.400%, 01/14/2020	825,000	929,202
Discover Financial Services
6.450%, 06/12/2017	950,000	1,076,791
Duke Realty LP
6.750%, 03/15/2020	430,000	506,115
Equity One, Inc.
6.000%, 09/15/2017	235,000	263,402
ERP Operating LP
5.250%, 09/15/2014	975,000	998,846
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	496,856
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	446,887
General Electric Capital Corp.
4.650%, 10/17/2021	2,325,000	2,568,627

The accompanying notes are an integral part of the financial statements.
88

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
5.500%, 01/08/2020	$900,000	$1,045,340
5.550%, 05/04/2020	1,775,000	2,069,181
5.875%, 01/14/2038	685,000	811,242
6.750%, 03/15/2032	934,000	1,195,021
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	429,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	535,000	538,490
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	250,000	291,875
HCP, Inc.
3.750%, 02/01/2019	195,000	206,621
4.200%, 03/01/2024	160,000	162,501
6.000%, 03/01/2015 to 01/30/2017	655,000	726,419
7.072%, 06/08/2015	67,000	72,266
Health Care REIT, Inc.
4.125%, 04/01/2019	110,000	117,424
4.500%, 01/15/2024	575,000	592,735
5.250%, 01/15/2022	885,000	974,319
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,246,078
6.500%, 09/15/2037	220,000	264,490
6.800%, 06/01/2038	445,000	552,054
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	529,692
9.500%, 04/15/2014	135,000	136,323
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	150,000	147,000
Intesa Sanpaolo SpA
2.375%, 01/13/2017	775,000	776,890
5.250%, 01/12/2024	560,000	576,409
JPMorgan Chase & Company
3.375%, 05/01/2023	470,000	448,528
4.250%, 10/15/2020	1,150,000	1,237,738
4.350%, 08/15/2021	875,000	943,898
4.400%, 07/22/2020	1,100,000	1,198,129
5.625%, 08/16/2043	1,205,000	1,315,512
6.000%, 01/15/2018	1,275,000	1,474,360
6.300%, 04/23/2019	300,000	356,340
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	649,472
5.584%, 11/23/2015	425,000	458,297
6.875%, 10/01/2019	300,000	360,600
Liberty Property LP
3.375%, 06/15/2023	260,000	244,896
4.125%, 06/15/2022	210,000	212,725
6.625%, 10/01/2017	100,000	115,546
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	380,000	388,339
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	949,109
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)	740,000	727,169
3.125%, 01/11/2016 (S)	1,825,000	1,908,565
Mid-America Apartments LP
4.300%, 10/15/2023	460,000	465,140

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.500%, 01/24/2019	$275,000	$276,131
4.875%, 11/01/2022	455,000	480,293
5.500%, 07/24/2020	1,050,000	1,195,601
5.550%, 04/27/2017	350,000	392,731
6.250%, 08/28/2017	850,000	980,297
6.625%, 04/01/2018	1,450,000	1,706,015
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	337,338
9.375%, 08/15/2039 (S)	900,000	1,335,686
Nordea Bank AB
4.875%, 05/13/2021 (S)	755,000	800,492
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,334,915
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	108,000	127,805
Prologis LP
3.350%, 02/01/2021	850,000	843,753
ProLogis LP
4.500%, 08/15/2017	920,000	997,911
6.125%, 12/01/2016	85,000	95,505
Prudential Financial, Inc.
5.100%, 08/15/2043	640,000	673,750
Realty Income Corp.
3.250%, 10/15/2022	81,000	77,380
5.750%, 01/15/2021	600,000	683,439
6.750%, 08/15/2019	450,000	534,920
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	659,989
6.125%, 12/15/2022	350,000	367,401
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	355,883
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	170,215
Santander Bank NA
8.750%, 05/30/2018	250,000	301,250
Santander UK PLC
5.000%, 11/07/2023 (S)	295,000	306,256
SLM Corp.
5.500%, 01/15/2019	165,000	174,500
6.000%, 01/25/2017	105,000	114,713
6.250%, 01/25/2016	35,000	37,800
7.250%, 01/25/2022	65,000	71,500
8.000%, 03/25/2020	11,000	12,705
8.450%, 06/15/2018	289,000	342,104
Societe Generale SA
2.625%, 10/01/2018	955,000	969,107
Standard Chartered PLC
5.200%, 01/26/2024 (L)(S)	430,000	441,724
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	246,700
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	864,222
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	174,622
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	704,913
7.250%, 02/01/2018	471,000	564,228
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024	1,035,000	1,035,104
5.750%, 01/24/2022	2,125,000	2,427,583
6.750%, 10/01/2037	1,520,000	1,754,869

The accompanying notes are an integral part of the financial statements.
89

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp
7.500%, 06/01/2026	$750,000	$971,069
UDR, Inc.
3.700%, 10/01/2020	215,000	221,236
Ventas Realty LP
2.000%, 02/15/2018	335,000	335,745
2.700%, 04/01/2020	430,000	421,944
4.750%, 06/01/2021	661,000	711,627
Wachovia Corp.
5.500%, 08/01/2035	600,000	655,363
5.750%, 06/15/2017	385,000	440,117
Wells Fargo & Company
3.450%, 02/13/2023	445,000	435,439
4.125%, 08/15/2023	1,340,000	1,366,289
5.375%, 11/02/2043	1,425,000	1,524,382
5.625%, 12/11/2017	150,000	172,480
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	49,891

		97,278,067
Health Care - 2.2%
AbbVie, Inc.
2.900%, 11/06/2022	435,000	420,215
Amgen, Inc.
5.150%, 11/15/2041	130,000	136,154
6.900%, 06/01/2038	260,000	331,749
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	95,000	98,325
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,901,141
3.125%, 05/15/2016	301,000	314,838
HCA, Inc.
5.875%, 03/15/2022	140,000	152,950
6.375%, 01/15/2015	5,000	5,206
6.500%, 02/15/2020	255,000	287,831
7.250%, 09/15/2020	155,000	168,563
8.500%, 04/15/2019	280,000	294,000
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,299,325
Pfizer, Inc.
6.200%, 03/15/2019	750,000	898,367
7.200%, 03/15/2039	425,000	591,052
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	433,000	512,362
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	505,000	542,875
WellCare Health Plans, Inc.
5.750%, 11/15/2020	110,000	114,675
WellPoint, Inc.
2.300%, 07/15/2018	40,000	40,415
4.350%, 08/15/2020	520,000	559,587
5.100%, 01/15/2044	125,000	128,796
7.000%, 02/15/2019	720,000	867,198

		9,665,624
Industrials - 2.3%
Air Lease Corp.
4.500%, 01/15/2016	925,000	975,875
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	373,294
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	570,000	667,613
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,400

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. (continued)
5.250%, 08/01/2020	$126,000	$129,780
CNH America LLC
7.250%, 01/15/2016	75,000	82,500
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	828,200
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	527,537
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,238
7.125%, 03/15/2021	225,000	250,313
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,402,685
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	713,980
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	141,627
5.750%, 05/15/2016	435,000	469,800
6.500%, 09/01/2014 (S)	5,000	5,138
6.750%, 09/01/2016 (S)	115,000	128,944
7.125%, 09/01/2018 (S)	135,000	156,938
8.625%, 09/15/2015	10,000	11,050
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023	380,000	355,803
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	55,000	58,822
4.250%, 01/17/2023 (S)	1,225,000	1,244,444
4.875%, 07/11/2022 (S)	55,000	58,366
Rockwell Collins, Inc.
3.700%, 12/15/2023	410,000	417,768
Ryder System, Inc.
2.550%, 06/01/2019	305,000	305,154
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	176,670	203,833
The ADT Corp.
6.250%, 10/15/2021 (S)	430,000	452,575
Waste Management, Inc.
6.375%, 03/11/2015	340,000	359,508

		10,358,185
Information Technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	435,000	467,625
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	360,000	384,300
Hewlett-Packard Company
2.600%, 09/15/2017	1,075,000	1,111,136
2.650%, 06/01/2016	345,000	357,793
2.750%, 01/14/2019	805,000	816,724
NCR Corp.
4.625%, 02/15/2021	255,000	256,913
5.000%, 07/15/2022	20,000	20,250
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,157,713

		4,572,454
Materials - 0.3%
Agrium, Inc.
7.125%, 05/23/2036	580,000	718,509

The accompanying notes are an integral part of the financial statements.
90

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoran Copper & Gold, Inc.
3.875%, 03/15/2023	$200,000	$193,625
United States Steel Corp.
7.375%, 04/01/2020	55,000	59,950
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	250,139

		1,222,223
Telecommunication Services - 3.0%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	169,149
AT&T, Inc.
4.450%, 05/15/2021	800,000	861,926
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	685,575
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	608,652
3.598%, 04/15/2018 (S)	940,000	926,007
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	213,675
9.000%, 11/15/2018 (S)	100,000	122,500
Sprint Corp.
7.125%, 06/15/2024 (S)	265,000	278,250
T-Mobile USA, Inc.
5.250%, 09/01/2018	115,000	121,469
6.125%, 01/15/2022	20,000	21,125
6.464%, 04/28/2019	210,000	224,175
6.500%, 01/15/2024	30,000	31,800
6.633%, 04/28/2021	80,000	86,600
6.731%, 04/28/2022	225,000	243,000
6.836%, 04/28/2023	30,000	32,400
Verizon Communications, Inc.
1.992%, 09/14/2018 (P)	430,000	450,764
3.650%, 09/14/2018	755,000	804,588
5.150%, 09/15/2023	1,065,000	1,167,000
5.500%, 02/15/2018	400,000	453,818
6.400%, 09/15/2033 to 02/15/2038	1,020,000	1,205,116
6.550%, 09/15/2043	2,080,000	2,546,923
6.900%, 04/15/2038	300,000	370,334
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	431,250
Vodafone Group PLC
4.150%, 06/10/2014	830,000	837,891
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	255,000	268,388

		13,162,375
Utilities - 3.8%
AES Corp.
8.000%, 06/01/2020	265,000	311,375
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	789,149
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	51,250
7.500%, 02/15/2021	193,729	213,586
7.500%, 02/15/2021 (S)	170,000	187,425
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	654,137
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,082,713
5.950%, 08/15/2016	125,000	139,739
Dominion Resources, Inc.
6.400%, 06/15/2018	1,295,000	1,515,844

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. (continued)
7.000%, 06/15/2038	$215,000	$273,801
DPL, Inc.
7.250%, 10/15/2021	310,000	309,613
Duke Energy Corp.
3.050%, 08/15/2022	245,000	239,017
3.550%, 09/15/2021	1,805,000	1,857,349
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	485,000	526,012
6.350%, 08/15/2038	600,000	772,540
Duke Energy Progress, Inc.
3.000%, 09/15/2021	985,000	997,298
Edison International
3.750%, 09/15/2017	475,000	509,456
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,048,244
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	121,550
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	299,576
Nevada Power Company
7.125%, 03/15/2019	800,000	991,288
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	233,806
Ohio Edison Company
6.875%, 07/15/2036	230,000	287,110
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	279,265
Pacific Gas & Electric Company
3.750%, 02/15/2024	340,000	342,961
PacifiCorp
6.350%, 07/15/2038	110,000	141,179
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	435,080
PSEG Power LLC
8.625%, 04/15/2031	154,000	216,903
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	438,360
7.000%, 03/09/2029	54,000	67,569
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	250,862
Southern California Edison Company
4.500%, 09/01/2040	500,000	512,933
6.000%, 01/15/2034	261,000	322,446
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	163,205
Xcel Energy, Inc.
6.500%, 07/01/2036	375,000	474,669

		17,057,310

TOTAL CORPORATE BONDS (Cost $203,047,129)		$210,311,490

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II ,
9.700%, 04/01/2030	248,000	359,600

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$359,600

MUNICIPAL BONDS - 3.1%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	790,000	1,031,764
City of Baltimore (Maryland)
5.000%, 07/01/2043	185,000	199,450

The accompanying notes are an integral part of the financial statements.
91

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
City of Baltimore (Maryland) (continued)
5.000%, 07/01/2042	$185,000	$199,920
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	540,150
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	501,129
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	973,632
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	149,168
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,030,884
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	185,000	197,615
New York State Thruway Authority
5.883%, 04/01/2030	590,000	691,610
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	265,000	351,141
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	216,778
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.200%, 07/01/2039	420,000	210,013
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	215,000	103,740
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	462,519
State of California
7.600%, 11/01/2040	110,000	155,200
7.300%, 10/01/2039	1,050,000	1,413,332
7.550%, 04/01/2039	820,000	1,142,293
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,149,647
University of California
5.000%, 05/15/2038	860,000	934,665
4.601%, 05/15/2031	660,000	707,632
5.770%, 05/15/2043	715,000	842,191
University of Missouri
5.960%, 11/01/2039	400,000	503,320

TOTAL MUNICIPAL BONDS (Cost $11,971,988)		$13,707,793

TERM LOANS (M) - 6.2%
Consumer Discretionary - 1.6%
99 Cents Only Stores
4.500%, 01/11/2019	239,400	239,283
Acosta, Inc.
4.250%, 03/02/2018	572,125	574,807
Advantage Sales & Marketing LLC
4.250%, 12/18/2017	220,000	220,770
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	990,000	995,481
Chrysler Group LLC
3.250%, 12/31/2018	200,000	199,250
CityCenter Holdings LLC
5.000%, 10/16/2020	315,000	317,925
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	552,632	554,356
Ion Media Networks, Inc.
5.000%, 12/18/2020	245,000	246,838
MGM Resorts International
3.500%, 12/20/2019	523,678	522,696

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Neiman Marcus Group, Inc.
5.000%, 10/26/2020	$608,475	$615,320
Penn National Gaming, Inc.
3.250%, 10/30/2020	325,000	325,081
Serta Simmons Holdings LLC
4.250%, 10/01/2019	337,344	339,453
SRAM LLC
4.018%, 04/10/2020	396,666	396,666
Town Sports International LLC
4.500%, 11/16/2020	410,000	405,900
Tribune Company
4.000%, 12/27/2020	1,100,000	1,096,563

		7,050,389
Consumer Staples - 0.1%
Dole Food Company, Inc.
4.500%, 11/01/2018	330,000	332,166
Energy - 0.3%
Arch Coal, Inc.
6.250%, 05/16/2018	174,558	171,971
Energy Transfer Equity LP
3.250%, 12/02/2019	296,000	295,667
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	620,000	621,771
Western Refining, Inc.
4.250%, 11/12/2020	205,000	206,452

		1,295,861
Financials - 0.8%
ARG IH Corp.
5.000%, 11/15/2020	155,000	156,163
Asurion LLC
TBD 02/19/2021 (T)	195,000	200,967
3.500%, 07/08/2020	548,622	543,547
Gardner Denver, Inc.
4.250%, 07/30/2020	548,625	546,132
International Lease Finance Corp.
TBD 02/13/2021 (T)	100,000	100,313
Nuveen Investments, Inc.
4.155%, 05/15/2017	550,000	548,711
6.500%, 02/28/2019	135,000	133,762
SAM Finance Lux Sarl
4.250%, 12/17/2020	965,000	967,111
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	330,000	331,120

		3,527,826
Health Care - 0.5%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	324,006	325,019
Community Health Systems, Inc.
4.250%, 01/27/2021	150,000	151,242
Opal Acquisition, Inc.
5.000%, 11/27/2020	675,000	677,953
PRA Holdings, Inc.
5.000%, 09/23/2020	359,100	359,725
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	395,000	398,538
Sheridan Holdings, Inc.
4.500%, 06/29/2018	105,000	104,934
US Renal Care, Inc.
4.250%, 07/03/2019	139,650	140,581

		2,157,992

The accompanying notes are an integral part of the financial statements.
92

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 1.2%
Accudyne Industries Borrower SCA
4.000%, 12/13/2019	$540,344	$541,466
AFGlobal Corp.
5.000%, 12/19/2019	159,600	160,331
American Airlines, Inc.
3.750%, 06/27/2019	892,757	894,617
Crosby US Acquisition Corp.
4.000%, 11/23/2020	875,000	872,448
Filtration Group, Inc.
4.500%, 11/21/2020	195,000	196,889
Fly Funding II Sarl
4.500%, 08/09/2019	217,250	220,147
Pro Mach, Inc.
4.500%, 07/06/2017	194,511	195,119
RBS Global, Inc.
4.000%, 08/21/2020	548,625	549,768
ServiceMaster Company
4.410%, 01/31/2017	623,418	623,937
TransUnion LLC
4.250%, 02/10/2019	319,176	319,974
Wilsonart International Holding LLC
4.000%, 10/31/2019	850,000	847,875

		5,422,571
Information Technology - 0.5%
Activision Blizzard, Inc.
3.250%, 10/12/2020	339,000	339,724
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	548,615	553,644
Freescale Semiconductor, Inc.
5.000%, 02/28/2020	423,932	424,992
Infor US, Inc.
3.750%, 06/03/2020	247,014	246,628
Kronos, Inc.
4.500%, 10/30/2019	113,824	114,393
NXP BV
3.250%, 01/11/2020	284,562	284,295
Zayo Group LLC
4.000%, 07/02/2019	412,939	413,907

		2,377,583
Materials - 0.7%
Ardagh Holdings USA, Inc.
4.250%, 12/17/2019	200,000	200,875
Berry Plastics Group, Inc.
3.750%, 01/09/2021	1,135,000	1,131,149
Exopack Holdings SA
5.250%, 05/08/2019	310,000	313,746
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/28/2019	1,155,883	1,166,719
Huntsman International LLC 10/15/2020	375,000	375,375

		3,187,864
Telecommunication Services - 0.4%
Crown Castle Operating Company
3.250%, 01/31/2021	315,000	315,039
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	885,500
Level 3 Financing, Inc.
4.000%, 01/15/2020	395,000	396,358

		1,596,897
Utilities - 0.1%
EFS Cogen Holdings I LLC
3.750%, 12/17/2020	180,000	180,788

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities (continued)
NRG Energy, Inc.
2.750%, 07/02/2018	$324,183	$321,803

		502,591

TOTAL TERM LOANS (Cost $27,269,792)		$27,451,740

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Commercial & Residential - 8.3%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.475%, 11/25/2035 (P)	257,813	204,287
Series 2005-64CB, Class 1A12,
0.955%, 12/25/2035 (P)	592,497	481,736
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	524,448	438,879
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	152,372	120,989
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	504,748	364,881
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.280%, 03/25/2047 (P)	230,266	177,791
Series 2006-3, Class 2A11,
1.071%, 10/25/2046 (P)	210,836	153,017
Aventura Mall Trust, Series 2013-AVM,
Class A 3.743%, 12/05/2032 (P)(S)	525,000	549,746
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.775%, 02/10/2051 (P)	931,683	1,045,427
Banc of America Funding Trust
Series 2007-1, Class TA1A,
0.215%, 01/25/2037 (P)	36,603	23,445
Series 2006-H, Class 6A1,
0.344%, 10/20/2036 (P)	256,548	182,766
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	462,846
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	456,251
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.325%, 01/25/2037 (P)	398,481	296,072
Series 2007-AA2, Class 12A1,
0.365%, 05/25/2047 (P)	301,217	211,540
Bear Stearns Alt-A Trust
Series 2006-3, Class 1A1,
0.535%, 05/25/2036 (P)	604,427	396,455
Series 2005-10, Class 11A1,
0.655%, 01/25/2036 (P)	261,029	162,181
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	479,846
Series 2007-PW16, Class A4,
5.705%, 06/11/2040 (P)	400,000	450,865
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	381,544
CHL Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1,
2.688%, 09/25/2047 (P)	496,932	417,547
Series 2007-HY1, Class 1A1,
2.825%, 04/25/2037 (P)	40,724	33,673
Series 2007-12, Class A9,
5.750%, 08/25/2037	339,125	323,705

The accompanying notes are an integral part of the financial statements.
93

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	$530,000	$545,860
Series 2013-GC15, Class E,
4.250%, 09/10/2046 (P)(S)	195,000	145,160
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	560,046	596,601
Series 2008-C7, Class A4,
6.135%, 12/10/2049 (P)	360,143	411,155
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	675,000	745,066
COMM Mortgage Trust
Series 2013-LC6, Class A4,
2.941%, 01/10/2046	485,000	467,734
Series 2013-CR8, Class A5,
3.612%, 06/10/2046 (P)	685,000	691,845
Series 2013-CR9, Class A4,
4.237%, 07/10/2045 (P)	205,110	218,091
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.009%, 12/10/2049 (P)	790,000	880,912
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,205,000	1,181,758
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	371,676
Series 2012-CR3, Class F,
4.750%, 10/15/2045 (P)(S)	305,000	255,944
Series 2006-C7, Class A4,
5.752%, 06/10/2046 (P)	395,280	429,738
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	400,883	436,534
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	410,000	460,471
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.305%, 03/25/2037 (P)	212,381	129,936
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.054%, 03/19/2046 (P)	757,521	583,615
First Horizon Alternative
Mortgage Securities Trust
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	31,016	25,914
Series 2005-AA9, Class 3A1,
2.223%, 11/25/2035 (P)	453,310	374,513
Series 2005-AA7, Class 2A1,
2.236%, 09/25/2035 (P)	179,017	157,002
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	102,055
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1,
2.874%, 04/19/2036 (P)	687,448	605,096
Series 2005-AR5, Class 4A1,
3.125%, 09/19/2035 (P)	137,514	127,874

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	$830,000	$839,284
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	322,718
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.985%, 06/25/2036 (P)	309,185	180,076
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.622%, 01/25/2036 (P)	35,715	32,769
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.343%, 01/19/2038 (P)	228,931	189,011
Series 2006-12, Class 2A13,
0.393%, 12/19/2036 (P)	1,338,035	872,137
Series 2005-8, Class 1A2A,
0.483%, 09/19/2035 (P)	127,595	97,867
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,315,000	1,327,641
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.610%, 12/25/2036 (P)	678,516	589,976
IndyMac INDX Mortgage Loan Trust
Series 2005-AR14, Class 1A1A,
0.435%, 07/25/2035 (P)	77,190	66,253
Series 2006-AR8, Class A4A,
0.555%, 07/25/2046 (P)	421,227	222,283
Series 2005-AR13, Class 1A1,
2.437%, 08/25/2035 (P)	159,264	123,441
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	165,677
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	460,000	466,273
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	321,463
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.768%, 05/25/2036 (P)	65,988	58,460
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	409,034	452,185
Series 2006-C4, Class A4,
5.837%, 06/15/2038 (P)	1,308,206	1,421,535
Lehman XS Trust, Series 2006-16N,
Class A4A 0.345%, 11/25/2046 (P)	457,177	374,146
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.355%, 02/25/2046 (P)	485,713	352,552
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.792%, 07/25/2035 (P)	555,497	477,908
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.686%, 05/12/2039 (P)	820,000	888,687
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4 5.378%, 08/12/2048	1,010,000	1,100,865
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	465,884	474,403

The accompanying notes are an integral part of the financial statements.
94

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	$1,189,437	$1,296,436
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	190,000	214,318
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	525,000	581,835
Morgan Stanley Mortgage Loan Trust
Series 2006-6AR, Class 1A1,
0.325%, 05/25/2036 (P)	105,961	53,660
Series 2006-6AR, Class 1A3,
0.325%, 05/25/2036 (P)	110,557	55,987
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	461,971
RALI Series Trust
Series 06-QO7, Class 1A1,
0.932%, 09/25/2046 (P)	494,672	318,482
Series 2007-QH9, Class A1,
1.418%, 11/25/2037 (P)	265,765	162,024
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.072%, 04/25/2037 (P)	71,526	62,134
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.452%, 07/20/2037 (P)	49,876	40,670
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	772,668
Structured Adjustable Rate
Mortgage Loan Trust
Series 2007-1, Class 1A1,
0.305%, 02/25/2037 (P)	52,320	37,144
Series 2004-13, Class A2,
0.455%, 09/25/2034 (P)	54,963	48,587
Structured Asset
Mortgage Investments II Trust
Series 2006-AR5, Class 4A1,
0.375%, 05/25/2046 (P)	146,960	82,755
Series 2005-AR8, Class A1A,
0.435%, 02/25/2036 (P)	42,889	33,803
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	480,000	469,616
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	525,175	557,431
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR16,
Class 4A8 2.624%, 10/25/2035 (P)	325,000	302,691
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.678%, 10/25/2036 (P)	427,820	400,136
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	451,685
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	620,000	686,748
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	310,000	268,970

		36,537,400

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	$58,041	$61,376
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.095%, 09/16/2035 (P)	29,789	6,212

		67,588

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $36,735,510)		$36,604,988

ASSET BACKED SECURITIES - 2.9%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	580,000	583,192
American Credit Acceptance
Receivables Trust 2013-1
1.450%, 04/16/2018 (S)	180,979	180,657
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	203,667	203,588
CPS Auto Trust
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	392,878	392,921
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	259,165	260,330
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	656,176
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	591,256
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	587,396
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	471,300
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	127,109	127,556
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,150,814
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,034
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.205%, 12/25/2046 (P)	769,437	531,177
Series 2007-1, Class 1A1,
0.235%, 02/25/2037 (P)	968,946	522,336
Series 2006-11, Class 2A2,
0.315%, 07/25/2036 (P)	694,736	331,316
Series 2006-17, Class A3A,
0.395%, 11/25/2036 (P)	446,920	260,252
GSAA Trust
Series 2007-3, Class 2A1A,
0.193%, 03/25/2047 (P)	119,731	70,557
Series 2007-3, Class 1A2,
0.325%, 03/25/2047 (P)	1,163,516	572,658
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	388,534
GSAMP Trust, Series 2007-FM2,
Class A2B 0.245%, 01/25/2037 (P)	645,671	344,511
Hertz Fleet Lease Funding LP,
Series 2013-3, Class A
0.706%, 12/10/2027 (P)(S)	615,000	616,106

The accompanying notes are an integral part of the financial statements.
95

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	$1,045,000	$1,095,911
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	380,253
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	443,743
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	641,233
Series 2011-1, Class B,
2.350%, 11/16/2015	423,438	424,883
Series 2010-2, Class C,
3.890%, 07/17/2017	513,623	520,852
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.245%, 07/25/2036 (P)	265,222	122,001
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	15,400	15,411
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.335%, 07/25/2037 (P)	55,000	32,625
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	232,493

TOTAL ASSET BACKED SECURITIES (Cost $12,748,948)		$12,942,072

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	893,750

TOTAL PREFERRED SECURITIES (Cost $910,000)		$893,750

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.710%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.710%;
Counterparty: Morgan Stanley
& Company) (I)	13,780,000	36,517
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.730%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.730%;
Counterparty: JPMorgan
Chase Company) (I)	16,815,000	45,232

TOTAL PURCHASED OPTIONS (Cost $81,749)		$81,749

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	40,897	409,247

TOTAL SECURITIES LENDING
COLLATERAL (Cost $409,245)		$409,247

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 02/28/2014 at 0.060%
to be repurchased at $8,500,043 on
03/03/2014, collateralized by
$8,039,965 Federal Home Loan
Mortgage Corp., 4.500% due
12/01/2043 (valued at $8,670,001,
including interest)	$8,500,000	$8,500,000
Repurchase Agreement with State
Street Corp. dated 02/28/2014 at
0.000% to be repurchased at $138,172
on 03/03/2014, collateralized by
$150,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $141,677, including interest).	138,172	138,172

		8,638,172

TOTAL SHORT-TERM INVESTMENTS (Cost $8,638,172)		$8,638,172

Total Investments (Investment Quality Bond Fund)
(Cost $433,191,126) - 100.9%		$446,641,338
Other assets and liabilities, net - (0.9%)		(4,147,623)

TOTAL NET ASSETS - 100.0%		$442,493,715

Lifestyle II Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 67.1%
Equity - 67.1%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	10,306	$135,425

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $133,879)		$135,425

UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange Traded Funds - 32.9%
Financial Select Sector SPDR Fund	146	3,167
Vanguard Consumer Staples ETF	55	5,955
Vanguard Dividend Appreciation ETF	249	18,668
Vanguard Energy ETF	24	3,007
Vanguard FTSE Emerging Markets ETF	231	8,984
Vanguard Health Care ETF	34	3,710
Vanguard Information Technology ETF	67	6,143
Vanguard Materials ETF	9	948
Vanguard Mid-Cap ETF	59	6,717
Vanguard MSCI EAFE ETF	96	4,019
Vanguard REIT ETF	30	2,123
Vanguard Small-Cap ETF	27	3,055

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $66,028)		$66,496

Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $199,907) - 100.0%		$201,921
Other assets and liabilities, net - 0.0%		(26)

TOTAL NET ASSETS - 100.0%		$201,895

The accompanying notes are an integral part of the financial statements.
96

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle II Balanced Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.9%
Equity - 40.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	6,328	$83,148

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $82,147)		$83,148

UNAFFILIATED INVESTMENT COMPANIES - 59.1%
Exchange Traded Funds - 59.1%
Financial Select Sector SPDR Fund	92	1,996
iShares Barclays TIPS Bond Fund	18	2,029
iShares iBoxx Investment Grade Corporate
Bond Fund	65	7,628
PowerShares Senior Loan Portfolio	540	13,430
SPDR Barclays Capital High Yield Bond ETF	441	18,313
Vanguard Consumer Staples ETF	27	2,924
Vanguard Dividend Appreciation ETF	195	14,619
Vanguard Energy ETF	17	2,130
Vanguard FTSE Emerging Markets ETF	94	3,656
Vanguard Health Care ETF	24	2,619
Vanguard Information Technology ETF	45	4,126
Vanguard Intermediate-Term Bond ETF	73	6,125
Vanguard Intermediate-Term Corporate
Bond ETF	206	17,551
Vanguard Materials ETF	6	632
Vanguard Mid-Cap ETF	27	3,074
Vanguard MSCI EAFE ETF	29	1,214
Vanguard REIT ETF	38	2,689
Vanguard Small-Cap ETF	8	905
Vanguard Total Bond Market ETF	175	14,263

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $117,900)		$119,923

Total Investments (Lifestyle II Balanced Portfolio)
(Cost $200,047) - 100.0%		$203,071
Other assets and liabilities, net - 0.0%		101

TOTAL NET ASSETS - 100.0%		$203,172

Lifestyle II Conservative Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 13.7%
Equity - 13.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	2,129	$27,977

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $27,611)		$27,977

UNAFFILIATED INVESTMENT COMPANIES - 86.3%
Exchange Traded Funds - 86.3%
iShares Barclays TIPS Bond Fund	48	5,410
iShares iBoxx Investment Grade Corporate
Bond Fund	153	17,956
PowerShares Senior Loan Portfolio	890	22,134
SPDR Barclays Capital High Yield Bond ETF	643	26,704
Vanguard Consumer Staples ETF	14	1,516
Vanguard Dividend Appreciation ETF	116	8,697
Vanguard Energy ETF	6	752
Vanguard Intermediate-Term Bond ETF	174	14,600

Lifestyle II Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange Traded Funds (continued)
Vanguard Intermediate-Term Corporate
Bond ETF	491	$41,831
Vanguard Materials ETF	2	211
Vanguard Mid-Cap ETF	3	342
Vanguard REIT ETF	30	2,123
Vanguard Total Bond Market ETF	417	33,986

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $172,822)		$176,262

Total Investments (Lifestyle II Conservative Portfolio)
(Cost $200,433) - 100.0%		$204,239
Other assets and liabilities, net - 0.0%		(71)

TOTAL NET ASSETS - 100.0%		$204,168

Lifestyle II Growth Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 54.7%
Equity - 54.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	8,432	$110,801

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $109,498)		$110,801

UNAFFILIATED INVESTMENT COMPANIES - 45.2%
Exchange Traded Funds - 45.2%
Financial Select Sector SPDR Fund	119	2,581
iShares Barclays TIPS Bond Fund	9	1,014
iShares iBoxx Investment Grade Corporate
Bond Fund	28	3,286
PowerShares Senior Loan Portfolio	296	7,362
SPDR Barclays Capital High Yield Bond ETF	220	9,137
Vanguard Consumer Staples ETF	50	5,414
Vanguard Dividend Appreciation ETF	245	18,368
Vanguard Energy ETF	18	2,255
Vanguard FTSE Emerging Markets ETF	161	6,261
Vanguard Health Care ETF	29	3,164
Vanguard Information Technology ETF	56	5,135
Vanguard Intermediate-Term Bond ETF	32	2,685
Vanguard Intermediate-Term Corporate
Bond ETF	89	7,583
Vanguard Materials ETF	7	738
Vanguard Mid-Cap ETF	48	5,464
Vanguard MSCI EAFE ETF	33	1,381
Vanguard REIT ETF	33	2,335
Vanguard Small-Cap ETF	10	1,132
Vanguard Total Bond Market ETF	76	6,194

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $90,356)		$91,489

Total Investments (Lifestyle II Growth Portfolio)
(Cost $199,854) - 99.9%		$202,290
Other assets and liabilities, net - 0.1%		157

TOTAL NET ASSETS - 100.0%		$202,447

The accompanying notes are an integral part of the financial statements.
97

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle II Moderate Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 27.2%
Equity - 27.2%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	4,208	$55,294

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $54,599)		$55,294

UNAFFILIATED INVESTMENT COMPANIES - 72.8%
Exchange Traded Funds - 72.8%
iShares Barclays TIPS Bond Fund	24	2,706
iShares iBoxx Investment Grade Corporate
Bond Fund	106	12,440
PowerShares Senior Loan Portfolio	768	19,100
SPDR Barclays Capital High Yield Bond ETF	587	24,378
Vanguard Consumer Staples ETF	42	4,548
Vanguard Dividend Appreciation ETF	191	14,319
Vanguard Energy ETF	12	1,503
Vanguard FTSE Emerging Markets ETF	32	1,244
Vanguard Intermediate-Term Bond ETF	120	10,069
Vanguard Intermediate-Term Corporate
Bond ETF	340	28,968
Vanguard Materials ETF	4	422
Vanguard Mid-Cap ETF	18	2,049
Vanguard MSCI EAFE ETF	14	586
Vanguard REIT ETF	30	2,123
Vanguard Small-Cap ETF	2	226
Vanguard Total Bond Market ETF	288	23,472

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $145,617)		$148,153

Total Investments (Lifestyle II Moderate Portfolio)
(Cost $200,216) - 100.0%		$203,447
Other assets and liabilities, net - 0.0%		56

TOTAL NET ASSETS - 100.0%		$203,503

Mid Cap Growth Index Fund (in liquidation)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 20.9%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	3,521	$104,855
BorgWarner, Inc.	8,786	539,900
The Goodyear Tire & Rubber Company	9,632	258,812

		903,567
Automobiles - 0.8%
Harley-Davidson, Inc.	8,537	563,954
Distributors - 0.5%
LKQ Corp. (I)	11,740	327,429
Hotels, Restaurants & Leisure - 3.4%
Aramark Holdings Corp.	1,791	50,435
Burger King Worldwide, Inc.	1,372	36,468
Chipotle Mexican Grill, Inc. (I)	1,195	675,426
Dunkin’ Brands Group, Inc.	4,168	215,361
Extended Stay America Inc (I)	1,108	28,232
Hyatt Hotels Corp., Class A (I)	604	31,505
MGM Resorts International (I)	15,277	420,881
Norwegian Cruise Line Holdings, Ltd. (I)	3,155	108,122
Panera Bread Company, Class A (I)	1,034	187,485

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	2,588	$213,406
Wyndham Worldwide Corp.	5,031	366,659

		2,333,980
Household Durables - 2.6%
Harman International Industries, Inc.	2,608	273,136
Jarden Corp. (I)	1,627	100,012
Mohawk Industries, Inc. (I)	2,411	341,229
NVR, Inc. (I)	167	199,064
PulteGroup, Inc.	13,310	279,377
Toll Brothers, Inc. (I)	6,443	251,341
Tupperware Brands Corp.	1,324	104,066
Whirlpool Corp.	1,536	222,152

		1,770,377
Internet & Catalog Retail - 1.6%
Groupon, Inc. (I)	16,657	138,420
Liberty Interactive Corp., Series A (I)	18,513	540,580
TripAdvisor, Inc. (I)	4,492	450,278

		1,129,278
Leisure Products - 0.5%
Polaris Industries, Inc.	2,559	342,983
Media - 1.6%
AMC Networks, Inc., Class A (I)	2,242	170,437
Cablevision Systems Corp., Class A	7,547	132,827
Charter Communications, Inc., Class A (I)	2,412	305,769
Lamar Advertising Company, Class A (I)	3,100	166,191
Scripps Networks Interactive, Inc., Class A	3,268	265,492
The Interpublic Group of Companies, Inc.	5,688	100,791

		1,141,507
Multiline Retail - 1.1%
Dollar Tree, Inc. (I)	8,034	440,022
Family Dollar Stores, Inc.	4,042	264,751
Sears Holdings Corp. (I) (L)	736	32,936

		737,709
Specialty Retail - 5.4%
Advance Auto Parts, Inc.	2,842	361,957
AutoNation, Inc. (I)	1,393	73,328
Cabela’s, Inc. (I)	1,922	127,467
CarMax, Inc. (I)	8,623	417,612
Dick’s Sporting Goods, Inc.	3,899	209,259
GNC Holdings, Inc., Class A	3,682	171,287
O’Reilly Automotive, Inc. (I)	4,144	625,122
PetSmart, Inc.	3,866	259,254
Sally Beauty Holdings, Inc. (I)	6,328	181,614
Tiffany & Company	4,989	465,224
Tractor Supply Company	5,448	384,411
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,374	212,924
Urban Outfitters, Inc. (I)	4,613	172,711
Williams-Sonoma, Inc.	1,172	68,257

		3,730,427
Textiles, Apparel & Luxury Goods - 2.1%
Fossil Group, Inc. (I)	1,918	220,397
Hanesbrands, Inc.	3,875	283,960
Lululemon Athletica, Inc. (I)	3,969	199,680
PVH Corp.	3,162	399,772
Under Armour, Inc., Class A (I)	3,153	356,762

		1,460,571

		14,441,782

The accompanying notes are an integral part of the financial statements.
98

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 4.2%
Beverages - 1.7%
Beam, Inc.	2,822	$234,113
Constellation Brands, Inc., Class A (I)	6,432	521,185
Monster Beverage Corp. (I)	5,550	410,700

		1,165,998
Food Products - 1.5%
Hillshire Brands Company	1,673	62,821
Hormel Foods Corp.	5,689	269,943
Keurig Green Mountain, Inc.	4,891	536,934
McCormick & Company, Inc.,	3,020	200,528

		1,070,226
Household Products - 0.3%
Church & Dwight Company, Inc.	2,678	182,050
Personal Products - 0.7%
Avon Products, Inc.	16,939	262,046
Coty, Inc., Class A	1,340	19,899
Herbalife, Ltd. (L)	3,323	221,312

		503,257

		2,921,531
Energy - 9.1%
Energy Equipment & Services - 3.0%
Core Laboratories NV	1,751	329,276
Dresser-Rand Group, Inc. (I)	2,948	160,165
FMC Technologies, Inc. (I)	9,134	458,892
Frank’s International NV	1,493	35,295
Oceaneering International, Inc.	4,224	302,354
Oil States International, Inc. (I)	2,137	202,844
Rowan Companies PLC, Class A (I)	2,405	80,231
Weatherford International, Ltd. (I)	29,640	494,099

		2,063,156
Oil, Gas & Consumable Fuels - 6.1%
Cabot Oil & Gas Corp.	16,291	570,185
Cheniere Energy, Inc. (I)	7,925	391,733
Cimarex Energy Company	1,190	137,695
Cobalt International Energy, Inc. (I)	11,283	217,536
Concho Resources, Inc. (I)	4,056	491,303
CONSOL Energy, Inc.	8,951	358,935
EQT Corp.	5,819	595,226
Kinder Morgan Management LLC (I)	2,792	194,882
QEP Resources, Inc.	6,956	201,237
Range Resources Corp.	6,310	542,976
SandRidge Energy, Inc. (I)	9,275	59,824
SM Energy Company	2,593	191,234
Whiting Petroleum Corp. (I)	4,643	319,021

		4,271,787

		6,334,943
Financials - 6.3%
Banks - 0.5%
CIT Group, Inc.	2,603	126,714
Signature Bank (I)	1,831	239,733

		366,447
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (I)	2,062	387,759
Eaton Vance Corp.	4,736	179,210
Legg Mason, Inc.	2,173	99,871
LPL Financial Holdings, Inc.	3,142	168,663

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SEI Investments Company	5,599	$187,958
TD Ameritrade Holding Corp.	5,597	187,108

		1,210,569
Consumer Finance - 0.1%
Santander Consumer USA Holdings, Inc. (I)	1,668	42,250
Diversified Financial Services - 1.1%
Moody’s Corp.	7,474	590,446
MSCI, Inc. (I)	4,343	189,833

		780,279
Insurance - 0.8%
Arch Capital Group, Ltd. (I)	5,209	292,329
Brown & Brown, Inc.	4,783	143,968
Markel Corp. (I)	245	141,610

		577,907
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management
Company, Class A	2,011	60,109
Brixmor Property Group, Inc.	1,100	24,288
Federal Realty Investment Trust	886	98,621
SL Green Realty Corp.	1,266	125,752
Taubman Centers, Inc.	2,476	174,434

		483,204
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (I)	10,999	307,422
Jones Lang LaSalle, Inc.	1,135	139,832
Realogy Holdings Corp. (I)	5,703	270,664

		717,918
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (I)	4,473	167,469

		4,346,043
Health Care - 15.9%
Biotechnology - 1.9%
BioMarin Pharmaceutical, Inc. (I)	5,464	442,584
Incyte Corp. Ltd. (I)	5,599	359,792
Medivation, Inc. (I)	2,945	211,775
Pharmacyclics, Inc. (I)	2,426	336,389

		1,350,540
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (I)	25,776	337,666
C.R. Bard, Inc.	2,857	411,865
DENTSPLY International, Inc.	5,572	252,857
Edwards Lifesciences Corp. (I)	4,224	294,666
IDEXX Laboratories, Inc. (I)	2,004	252,304
ResMed, Inc. (L)	5,549	244,267
The Cooper Companies, Inc.	1,906	244,368
Varian Medical Systems, Inc. (I)	4,082	342,194

		2,380,187
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	8,881	602,576
DaVita HealthCare Partners, Inc. (I)	7,043	484,065
Envision Healthcare Holdings, Inc. (I)	3,173	106,803
Henry Schein, Inc. (I)	3,315	394,618
Laboratory Corp. of America Holdings (I)	3,374	315,604
MEDNAX, Inc. (I)	3,928	238,901
Patterson Companies, Inc.	3,249	133,729
Premier, Inc., Class A (I)	1,250	41,813

The accompanying notes are an integral part of the financial statements.
99

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	3,549	$284,914

		2,603,023
Life Sciences Tools & Services - 2.6%
Covance, Inc. (I)	2,169	224,622
Illumina, Inc. (I)	4,874	835,842
Mettler-Toledo International, Inc. (I)	1,146	281,641
Quintiles Transnational Holdings, Inc. (I)	992	53,717
Waters Corp. (I)	3,325	370,405

		1,766,227
Pharmaceuticals - 4.2%
Forest Laboratories, Inc. (I)	9,361	913,347
Jazz Pharmaceuticals PLC (I)	1,897	288,240
Mylan, Inc. (I)	14,782	821,436
Perrigo Company PLC	5,161	848,675

		2,871,698

		10,971,675
Industrials - 17.3%
Aerospace & Defense - 1.0%
B/E Aerospace, Inc. (I)	3,843	323,773
Spirit Aerosystems Holdings, Inc., Class A (I)	1,669	48,117
TransDigm Group, Inc.	1,952	347,729

		719,619
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	5,854	303,588
Expeditors International of Washington, Inc.	7,937	313,591

		617,179
Airlines - 2.4%
American Airlines Group, Inc. (I)	12,382	457,267
Southwest Airlines Company	26,900	603,636
United Continental Holdings, Inc. (I)	13,971	628,136

		1,689,039
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	6,481	302,922
Masco Corp.	13,933	325,336
Owens Corning	4,318	197,592

		825,850
Commercial Services & Supplies - 1.1%
Copart, Inc. (I)	4,382	159,636
Stericycle, Inc. (I)	3,309	377,226
Waste Connections, Inc.	4,599	198,999

		735,861
Construction & Engineering - 0.5%
Chicago Bridge & Iron Company NV	3,771	317,480
Electrical Equipment - 1.8%
AMETEK, Inc.	9,522	506,951
Roper Industries, Inc.	3,867	524,443
Sensata Technologies Holding NV (I)	5,665	230,226

		1,261,620
Machinery - 3.4%
Colfax Corp. (I)	3,443	244,901
Donaldson Company, Inc.	5,376	230,308
Flowserve Corp.	5,385	437,316
IDEX Corp.	1,572	118,010
Lincoln Electric Holdings, Inc.	3,030	227,159
Nordson Corp.	2,269	166,000

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Pall Corp.	4,277	$367,822
WABCO Holdings, Inc. (I)	2,399	245,778
Wabtec Corp.	3,768	299,066

		2,336,360
Marine - 0.3%
Kirby Corp. (I)	2,003	209,534
Professional Services - 2.0%
IHS, Inc., Class A (I)	2,506	300,419
Nielsen Holdings NV	10,223	483,957
Robert Half International, Inc.	5,440	222,714
Verisk Analytics, Inc., Class A (I)	5,895	375,600

		1,382,690
Road & Rail - 2.0%
Genesee & Wyoming, Inc., Class A (I)	2,032	201,005
Hertz Global Holdings, Inc. (I)	17,335	485,553
J.B. Hunt Transport Services, Inc.	3,658	262,900
Kansas City Southern	4,299	403,762

		1,353,220
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Company, Inc., Class A	1,910	164,890
United Rentals, Inc. (I)	3,641	321,646

		486,536

		11,934,988
Information Technology - 18.9%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	2,996	336,571
Palo Alto Networks, Inc. (I)	1,959	139,383

		475,954
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	6,111	537,890
Dolby Laboratories, Inc., Class A (I)	1,788	73,719
Trimble Navigation, Ltd. (I)	10,015	382,072

		993,681
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (I)	6,948	424,731
Equinix, Inc. (I)	1,928	366,243
IAC/InterActiveCorp	2,996	232,280
MercadoLibre, Inc.	1,289	134,288
Rackspace Hosting, Inc. (I)	4,565	167,855
VeriSign, Inc. (I)	5,291	291,587

		1,616,984
IT Services - 3.7%
Alliance Data Systems Corp. (I)	1,881	536,292
Fiserv, Inc. (I)	9,959	578,120
FleetCor Technologies, Inc. (I)	2,711	352,240
Gartner, Inc. (I)	3,559	247,564
Global Payments, Inc.	2,814	197,909
Jack Henry & Associates, Inc.	3,349	194,677
Teradata Corp. (I)	6,368	292,419
Vantiv, Inc., Class A (I)	4,793	152,561

		2,551,782
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	12,459	452,386
Avago Technologies, Ltd.	9,624	593,801
Cree, Inc. (I)	4,690	288,107
Freescale Semiconductor, Ltd. (I)	3,970	90,318

The accompanying notes are an integral part of the financial statements.
100

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	4,217	$274,738
Lam Research Corp. (I)	6,270	324,347
LSI Corp.	21,428	237,637
Skyworks Solutions, Inc. (I)	3,690	130,847
Xilinx, Inc.	10,381	541,888

		2,934,069
Software - 5.2%
ANSYS, Inc. (I)	3,609	301,424
Autodesk, Inc. (I)	5,645	296,137
Electronic Arts, Inc. (I)	11,995	342,937
FactSet Research Systems, Inc. (L)	1,612	169,727
Informatica Corp. (I)	4,236	176,048
MICROS Systems, Inc. (I)	2,907	161,368
NetSuite, Inc. (I) (L)	1,298	149,387
Nuance Communications, Inc. (I)	9,636	147,334
Red Hat, Inc. (I)	7,383	435,523
ServiceNow, Inc. (I)	4,805	327,028
Solera Holdings, Inc.	2,659	181,929
Splunk, Inc. (I)	4,181	387,788
TIBCO Software, Inc. (I)	6,008	130,914
Workday, Inc., Class A (I)	3,255	357,790

		3,565,334
Technology Hardware, Storage & Peripherals - 1.4%
3D Systems Corp. (I)	3,770	286,369
SanDisk Corp.	8,721	647,970

		934,339

		13,072,143
Materials - 3.8%
Chemicals - 1.7%
FMC Corp.	5,146	397,168
Sigma-Aldrich Corp.	2,329	219,881
Valspar Corp.	3,179	237,630
W.R. Grace & Company (I)	2,843	288,110

		1,142,789
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	622	75,872
Vulcan Materials Company	5,072	344,541

		420,413
Containers & Packaging - 1.2%
Aptargroup, Inc.	914	60,479
Ball Corp.	5,382	299,024
Crown Holdings, Inc. (I)	5,330	239,957
Rock-Tenn Company, Class A	1,834	204,711

		804,171
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	2,115	67,215
Royal Gold, Inc.	2,501	171,844

		239,059

		2,606,432
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (I)	6,105	224,786
tw telecom, Inc. (I)	5,370	164,376

		389,162

Mid Cap Growth Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A (I)	4,982	$474,137

		863,299
Utilities - 0.4%
Independent Power and Renewable Electricity
Producers - 0.4%
Calpine Corp. (I)	13,442	256,070

TOTAL COMMON STOCKS (Cost $47,111,586)		$67,748,906

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1432% (W) (Y)	70,686	707,340

TOTAL SECURITIES LENDING
COLLATERAL (Cost $707,151)		$707,340

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.2%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0400% (Y)	1,482,998	1,482,998
U.S. Government - 0.1%
U.S. Treasury Bill 0.045%, 05/22/2014 *	$100,000	$99,992

TOTAL SHORT-TERM INVESTMENTS (Cost $1,582,987)		$1,582,990

Total Investments (Mid Cap Growth Index Fund (in
liquidation)) (Cost $49,401,724) - 101.3%		$70,039,236
Other assets and liabilities, net - (1.3%)		(905,669)

TOTAL NET ASSETS - 100.0%		$69,133,567

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.7%
Consumer Discretionary - 25.2%
Auto Components - 0.6%
Tenneco, Inc. (I)	168,847	$10,171,337
Hotels, Restaurants & Leisure - 7.5%
Bloomin’ Brands, Inc. (I)	894,927	22,498,465
Buffalo Wild Wings, Inc. (I)	92,501	13,412,645
Life Time Fitness, Inc. (I)(L)	270,582	12,771,470
Melco Crown Entertainment, Ltd., ADR (I)	334,233	14,345,280
Panera Bread Company, Class A (I)	116,709	21,161,676
Starwood Hotels & Resorts Worldwide, Inc.	291,589	24,044,429
Wyndham Worldwide Corp.	277,704	20,239,068

		128,473,033
Household Durables - 3.3%
Lennar Corp., Class A (L)	407,611	17,885,971
Taylor Morrison Home Corp., Class A (I)	484,084	12,160,190
Whirlpool Corp.	179,720	25,992,904

		56,039,065
Internet & Catalog Retail - 4.5%
HomeAway, Inc. (I)	424,131	19,454,889
Netflix, Inc. (I)	60,821	27,103,662
TripAdvisor, Inc. (I)(L)	302,390	30,311,574

		76,870,125

The accompanying notes are an integral part of the financial statements.
101

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.8%
DreamWorks Animation
SKG, Inc., Class A (I)	490,030	$14,656,797
IMAX Corp. (I)(L)	588,562	15,744,034

		30,400,831
Specialty Retail - 3.7%
Dick’s Sporting Goods, Inc.	358,287	19,229,263
Lumber Liquidators Holdings, Inc. (I)	166,081	17,817,170
Pier 1 Imports, Inc.	582,695	11,024,589
Ross Stores, Inc.	194,337	14,147,734

		62,218,756
Textiles, Apparel & Luxury Goods - 3.8%
Lululemon Athletica, Inc. (I)(L)	475,155	23,905,048
PVH Corp.	195,586	24,727,938
Samsonite International SA	5,787,300	15,890,805

		64,523,791

		428,696,938
Consumer Staples - 4.9%
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	309,123	16,708,098
Food Products - 2.5%
Keurig Green Mountain, Inc.	182,133	19,994,561
The WhiteWave Foods Company, Class A (I)	817,789	23,143,429

		43,137,990
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	201,898	15,750,063
Personal Products - 0.5%
Coty, Inc., Class A	573,243	8,512,659

		84,108,810
Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Diamondback Energy, Inc. (I)	248,823	16,006,784
Energen Corp.	284,985	22,924,193
Pioneer Natural Resources Company	138,559	27,875,300

		66,806,277

		66,806,277
Financials - 2.7%
Capital Markets - 1.8%
Julius Baer Group, Ltd. (I)	405,162	18,960,424
LPL Financial Holdings, Inc.	224,012	12,024,964

		30,985,388
Insurance - 0.9%
Assured Guaranty, Ltd.	587,971	14,434,688
Real Estate Investment Trusts - 0.0%
Kennedy Wilson Europe Real Estate PLC (I)	22,500	399,757

		45,819,833
Health Care - 16.6%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (I)	80,018	6,500,662
Cubist Pharmaceuticals, Inc. (I)	104,511	8,310,715
NPS Pharmaceuticals, Inc. (I)	214,551	7,504,994
Regeneron Pharmaceuticals, Inc. (I)	48,357	16,078,703

		38,395,074
Health Care Equipment & Supplies - 3.6%
DexCom, Inc. (I)	530,882	23,942,778

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc. (I)	199,133	$19,122,742
Insulet Corp. (I)	381,793	18,100,806

		61,166,326
Health Care Providers & Services - 3.5%
Acadia Healthcare Company, Inc. (I)	203,649	10,068,407
Catamaran Corp. (I)	412,968	18,616,597
Envision Healthcare Holdings, Inc. (I)	517,600	17,422,416
Team Health Holdings, Inc. (I)	289,847	13,048,912

		59,156,332
Life Sciences Tools & Services - 1.8%
Covance, Inc. (I)	175,001	18,123,104
Illumina, Inc. (I)	76,540	13,125,845

		31,248,949
Pharmaceuticals - 5.5%
Actavis PLC (I)	146,077	32,256,723
Forest Laboratories, Inc. (I)	275,373	26,868,144
Ono Pharmaceutical Company, Ltd.	161,390	16,000,472
Salix Pharmaceuticals, Ltd. (I)	165,810	17,894,215

		93,019,554

		282,986,235
Industrials - 14.3%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc. (I)	643,867	20,011,386
Textron, Inc.	443,524	17,607,903

		37,619,289
Airlines - 2.3%
Spirit Airlines, Inc. (I)	332,801	18,796,600
United Continental Holdings, Inc. (I)	434,148	19,519,294

		38,315,894
Building Products - 2.2%
Armstrong World Industries, Inc. (I)	374,772	20,571,235
Owens Corning	374,596	17,141,513

		37,712,748
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (I)	362,026	17,109,349
Electrical Equipment - 1.1%
Acuity Brands, Inc.	127,064	17,922,377
Machinery - 0.9%
Pall Corp.	187,456	16,121,216
Professional Services - 1.3%
IHS, Inc., Class A (I)	190,034	22,781,276
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (I)	605,256	16,953,221
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (I)	809,627	18,840,020
WESCO International, Inc. (I)(L)	237,724	20,494,186

		39,334,206

		243,869,576
Information Technology - 26.8%
Communications Equipment - 2.0%
F5 Networks, Inc. (I)	147,645	16,586,439
Palo Alto Networks, Inc. (I)	259,545	18,466,627

		35,053,066

The accompanying notes are an integral part of the financial statements.
102

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp. (I)	351,252	$13,228,150
Internet Software & Services - 9.2%
Akamai Technologies, Inc. (I)	289,885	17,720,670
Angie’s List, Inc. (I)(L)	899,873	12,517,233
Bankrate, Inc. (I)	1,176,389	23,680,711
Cornerstone OnDemand, Inc. (I)	282,978	16,520,256
CoStar Group, Inc. (I)	62,469	12,558,768
Demandware, Inc. (I)	153,291	11,513,687
LinkedIn Corp., Class A (I)	64,249	13,109,366
OpenTable, Inc. (I)(L)	7,026	559,902
Pandora Media, Inc. (I)	203,389	7,610,816
Shutterstock, Inc. (I)	150,452	14,951,920
Yelp, Inc. (I)	102,791	9,705,526
Zillow, Inc., Class A (I)(L)	204,159	17,067,692

		157,516,547
IT Services - 0.6%
Acxiom Corp. (I)	277,536	10,332,665
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductor NV (I)	527,021	29,634,391
SunEdison, Inc. (I)	774,661	14,222,776

		43,857,167
Software - 9.9%
Activision Blizzard, Inc.	935,193	18,095,985
Autodesk, Inc. (I)	571,678	29,990,228
Cadence Design Systems, Inc. (I)(L)	1,324,287	20,301,320
Concur Technologies, Inc. (I)(L)	232,386	28,688,052
FleetMatics Group PLC (I)(L)	538,978	19,915,237
ServiceNow, Inc. (I)(L)	149,795	10,195,048
Solera Holdings, Inc.	229,230	15,683,917
Tableau Software, Inc., Class A (I)	138,961	13,109,581
Tyler Technologies, Inc. (I)	134,800	12,641,544

		168,620,912
Technology Hardware, Storage & Peripherals - 1.7%
SanDisk Corp.	214,540	15,940,322
Stratasys, Ltd. (I)	102,243	12,998,153

		28,938,475

		457,546,982
Materials - 2.3%
Chemicals - 1.0%
Platform Specialty Products Corp. (I)	846,991	17,346,376
Containers & Packaging - 0.7%
Rock-Tenn Company, Class A	100,046	11,167,135
Paper & Forest Products - 0.6%
KapStone Paper and Packaging Corp. (I)	328,783	10,452,012

		38,965,523

TOTAL COMMON STOCKS (Cost $1,271,377,574)		$1,648,800,174

PREFERRED SECURITIES - 0.6%
Information Technology - 0.6%
DocuSign, Inc. (I)	225,349	2,959,373
One Kings Lane, Inc. (I)(R)	529,764	8,167,372

		11,126,745

TOTAL PREFERRED SECURITIES (Cost $11,126,745)		$11,126,745

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.1%
Platform Specialty Products Corp. (Expiration
Date: 07/31/2020; Strike Price: $11.50) (I)	425,250	1,041,863

TOTAL WARRANTS (Cost $705,915)		$1,041,863

SECURITIES LENDING COLLATERAL - 8.2%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	14,039,243	140,487,901

TOTAL SECURITIES LENDING
COLLATERAL (Cost $140,485,062)		$140,487,901

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Deutsche Tri-Party Repurchase Agreement
dated 02/28/2014 at 0.060% to be
repurchased at $20,000,100 on 03/03/2014,
collateralized by $6,938,540 Government
National Mortgage Association, 4.000 -
6.000% due 09/15/2040 - 07/20/2043
(valued at $7,458,064, including interest),
$12,809,200 U.S. Treasury Notes, 2.750%
due 02/15/2024 (valued at $12,941,936,
including interest)	$20,000,000	$20,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,000,000)		$20,000,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,443,695,296) - 106.8%		$1,821,456,683
Other assets and liabilities, net - (6.8%)		(115,809,234)

TOTAL NET ASSETS - 100.0%		$1,705,647,449

Mid Cap Value Index Fund (in liquidation)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 12.5%
Auto Components - 1.5%
Autoliv, Inc.	3,008	$289,791
Lear Corp.	2,433	197,560
TRW Automotive Holdings Corp. (I)	3,633	299,069

		786,420
Distributors - 0.8%
Genuine Parts Company	4,833	425,737
Diversified Consumer Services - 0.5%
H&R Block, Inc.	8,481	268,339
Hotels, Restaurants & Leisure - 1.9%
Burger King Worldwide, Inc.	1,100	29,238
Darden Restaurants, Inc.	4,027	205,619
Hyatt Hotels Corp., Class A (I)	927	48,352
International Game Technology	7,747	116,902
Royal Caribbean Cruises, Ltd.	4,784	253,217
Starwood Hotels & Resorts Worldwide, Inc.	3,881	320,027

		973,355
Household Durables - 2.8%
D.R. Horton, Inc.	9,076	222,907
Garmin, Ltd.	3,643	195,483
Jarden Corp. (I)	2,403	147,712
Leggett & Platt, Inc.	4,348	139,353
Lennar Corp., Class A	5,043	221,287

The accompanying notes are an integral part of the financial statements.
103

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	8,946	$287,256
Tupperware Brands Corp.	500	39,300
Whirlpool Corp.	1,245	180,064

		1,433,362
Internet & Catalog Retail - 0.5%
Expedia, Inc.	3,322	260,877
Leisure Products - 0.4%
Hasbro, Inc.	3,627	200,065
Media - 1.2%
Gannett Company, Inc.	7,223	214,884
News Corp., Class A (I)	11,743	215,249
News Corp., Class B (I)	3,400	60,826
The Interpublic Group of Companies, Inc.	8,622	152,782

		643,741
Multiline Retail - 0.6%
Nordstrom, Inc.	4,890	300,637
Sears Holdings Corp. (I)(L)	563	25,194

		325,831
Specialty Retail - 2.3%
Best Buy Company, Inc.	8,564	228,059
Foot Locker, Inc.	4,677	195,078
GameStop Corp., Class A	3,548	132,376
Signet Jewelers, Ltd.	2,470	236,009
Staples, Inc.	20,566	279,492
Williams-Sonoma, Inc.	1,785	103,958

		1,174,972

		6,492,699
Consumer Staples - 6.7%
Beverages - 2.2%
Beam, Inc.	2,319	192,384
Coca-Cola Enterprises, Inc.	7,693	362,186
Dr. Pepper Snapple Group, Inc.	6,289	327,720
Molson Coors Brewing Company, Class B	4,720	268,238

		1,150,528
Food & Staples Retailing - 0.6%
Safeway, Inc.	7,696	288,215
Food Products - 2.6%
Bunge, Ltd.	4,591	365,490
Hillshire Brands Company	2,500	93,875
Ingredion, Inc.	2,443	160,847
McCormick & Company, Inc.	1,335	88,644
The J.M. Smucker Company	3,303	330,333
Tyson Foods, Inc., Class A	8,560	337,692

		1,376,881
Household Products - 1.3%
Church & Dwight Company, Inc.	2,102	142,894
Energizer Holdings, Inc.	1,963	191,078
The Clorox Company	4,052	353,659

		687,631
Personal Products - 0.0%
Coty, Inc., Class A	1,000	14,850

		3,518,105
Energy - 6.3%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	2,200	104,060

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	3,395	$335,256
Nabors Industries, Ltd.	9,200	211,784
Noble Corp. PLC	7,977	247,686
Rowan Companies PLC, Class A (I)	1,930	64,385
Superior Energy Services, Inc.	5,020	148,542

		1,111,713
Oil, Gas & Consumable Fuels - 4.2%
Cimarex Energy Company	1,726	199,715
Denbury Resources, Inc.	11,558	189,089
Energen Corp.	2,278	183,242
HollyFrontier Corp.	5,930	270,230
Kinder Morgan Management LLC (I)	1,242	86,692
Newfield Exploration Company (I)	4,326	121,950
ONEOK, Inc.	6,369	376,663
Peabody Energy Corp.	8,478	148,874
Plains GP Holdings LP, Class A	4,000	112,000
SandRidge Energy, Inc. (I)	4,000	25,800
Tesoro Corp.	4,201	214,293
Ultra Petroleum Corp. (I)(L)	4,800	120,768
WPX Energy, Inc. (I)	6,216	109,526

		2,158,842

		3,270,555
Financials - 28.6%
Banks - 4.2%
BOK Financial Corp.	852	55,150
CIT Group, Inc.	3,863	188,051
Comerica, Inc.	5,775	278,240
Commerce Bancshares, Inc.	2,491	111,248
Cullen/Frost Bankers, Inc.	1,730	129,127
First Republic Bank	2,912	151,337
Huntington Bancshares, Inc.	25,759	245,483
KeyCorp	28,423	374,331
Regions Financial Corp.	43,263	460,318
Zions Bancorporation	5,693	177,622

		2,170,907
Capital Markets - 1.0%
Ares Capital Corp.	9,195	165,786
Legg Mason, Inc.	1,776	81,625
Raymond James Financial, Inc.	3,902	205,948
TD Ameritrade Holding Corp.	2,400	80,232

		533,591
Consumer Finance - 0.7%
Santander Consumer USA Holdings, Inc. (I)	1,400	35,462
SLM Corp.	13,609	325,799

		361,261
Diversified Financial Services - 1.0%
ING US, Inc.	3,700	132,719
Leucadia National Corp.	9,638	269,286
The NASDAQ OMX Group, Inc.	3,629	139,317

		541,322
Insurance - 9.8%
Alleghany Corp. (I)	529	203,930
American Financial Group, Inc.	2,187	125,009
Arthur J. Gallagher & Company	4,152	191,822
Assurant, Inc.	2,286	150,030
Axis Capital Holdings, Ltd.	3,174	139,561
Cincinnati Financial Corp.	4,839	226,852

The accompanying notes are an integral part of the financial statements.
104

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Everest Re Group, Ltd.	1,528	$228,039
Fidelity National Financial, Inc., Class A	7,756	256,413
Genworth Financial, Inc., Class A (I)	14,505	225,408
Hartford Financial Services Group, Inc.	13,312	468,449
HCC Insurance Holdings, Inc.	3,096	135,914
Lincoln National Corp.	8,225	412,319
Markel Corp. (I)	198	114,444
PartnerRe, Ltd.	1,532	151,484
Principal Financial Group, Inc.	9,138	414,408
Reinsurance Group of America, Inc.	2,186	168,300
RenaissanceRe Holdings, Ltd.	1,427	136,293
Torchmark Corp.	2,841	220,206
Unum Group	8,171	284,187
Validus Holdings, Ltd.	2,862	105,350
W.R. Berkley Corp.	3,629	149,660
White Mountains Insurance Group, Ltd.	177	102,582
Willis Group Holdings PLC	5,219	214,814
XL Group PLC	8,889	270,226

		5,095,700
Real Estate Investment Trusts - 10.8%
Alexandria Real Estate Equities, Inc.	2,243	162,505
American Campus Communities, Inc.	3,300	121,902
American Capital Agency Corp.	11,986	267,168
American Realty Capital Properties, Inc.	23,007	337,973
Apartment Investment & Management
Company, Class A	2,949	88,146
BRE Properties, Inc.	2,400	148,248
Brixmor Property Group, Inc.	500	11,040
Camden Property Trust	2,599	173,353
DDR Corp.	9,565	158,970
Digital Realty Trust, Inc.	4,000	216,640
Duke Realty Corp.	9,939	166,975
Essex Property Trust, Inc.	1,209	202,205
Extra Space Storage, Inc.	3,478	170,770
Federal Realty Investment Trust	1,360	151,382
Hospitality Properties Trust	4,545	120,443
Host Hotels & Resorts, Inc.	23,389	460,062
Kilroy Realty Corp.	2,500	143,800
Kimco Realty Corp.	12,778	284,438
Liberty Property Trust	4,507	172,438
Mid-America Apartment Communities, Inc.	2,300	155,572
Plum Creek Timber Company, Inc.	5,453	236,060
Rayonier, Inc.	3,899	183,604
Realty Income Corp.	6,158	273,538
Regency Centers Corp.	2,839	144,136
Senior Housing Properties Trust	5,787	129,050
SL Green Realty Corp.	1,889	187,634
The Macerich Company	4,367	262,588
UDR, Inc.	7,742	199,821
Weingarten Realty Investors	3,511	107,086
WP Carey, Inc.	2,767	175,760

		5,613,307
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	485	59,752
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	14,705	139,698
New York Community Bancorp, Inc.	13,710	219,086
People’s United Financial, Inc.	9,821	139,164

		497,948

		14,873,788

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 3.3%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (I)	20,830	$272,873
CareFusion Corp. (I)	6,681	270,781
Hologic, Inc. (I)	8,562	186,480

		730,134
Health Care Providers & Services - 0.8%
Omnicare, Inc.	3,174	186,949
Quest Diagnostics, Inc.	4,523	239,719

		426,668
Pharmaceuticals - 1.1%
Endo Health Solutions, Inc. (I)	4,440	354,401
Hospira, Inc. (I)	5,186	224,450

		578,851

		1,735,653
Industrials - 11.0%
Aerospace & Defense - 2.1%
L-3 Communications Holdings, Inc.	2,815	324,851
Rockwell Collins, Inc.	3,965	327,271
Spirit Aerosystems Holdings, Inc., Class A (I)	2,517	72,565
Textron, Inc.	8,840	350,948

		1,075,635
Commercial Services & Supplies - 1.5%
Cintas Corp.	3,184	193,141
Iron Mountain, Inc.	4,532	123,270
Republic Services, Inc.	8,995	306,819
The ADT Corp.	5,978	183,584

		806,814
Construction & Engineering - 1.9%
Fluor Corp.	5,094	395,753
Jacobs Engineering Group, Inc. (I)	4,054	245,875
KBR, Inc.	4,531	125,146
Quanta Services, Inc. (I)	6,534	230,062

		996,836
Electrical Equipment - 0.4%
Hubbell, Inc., Class B	1,660	198,436
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	2,000	158,640
Machinery - 3.2%
AGCO Corp.	2,995	157,178
IDEX Corp.	1,218	91,435
Joy Global, Inc. (L)	3,351	184,305
Pentair, Ltd.	6,218	502,477
Snap-on, Inc.	1,828	205,047
SPX Corp.	1,300	139,984
Timken Company	2,590	156,332
Xylem, Inc.	5,662	222,800

		1,659,558
Professional Services - 1.6%
Equifax, Inc.	3,829	268,260
ManpowerGroup, Inc.	2,460	192,274
The Dun & Bradstreet Corp.	1,235	122,524
Towers Watson & Company, Class A	2,076	226,492

		809,550

		5,705,469

The accompanying notes are an integral part of the financial statements.
105

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.8%
Communications Equipment - 1.3%
Harris Corp.	3,311	$244,418
Juniper Networks, Inc. (I)	15,851	423,856

		668,274
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. (I)	3,101	175,610
Avnet, Inc.	4,262	185,525
Flextronics International, Ltd. (I)	18,965	169,737
FLIR Systems, Inc.	4,426	151,104
Jabil Circuit, Inc.	5,727	106,007

		787,983
IT Services - 2.8%
Computer Sciences Corp.	4,610	291,352
Fidelity National Information Services, Inc.	9,103	506,218
Leidos Holdings, Inc.	2,275	101,602
Total System Services, Inc.	5,354	163,083
Xerox Corp.	36,196	397,794

		1,460,049
Semiconductors & Semiconductor Equipment - 3.2%
KLA-Tencor Corp.	1,779	115,902
Linear Technology Corp.	7,232	338,747
Marvell Technology Group, Ltd.	12,225	186,920
Maxim Integrated Products, Inc.	8,886	290,661
Microchip Technology, Inc.	6,191	282,000
NVIDIA Corp.	17,747	326,190
Skyworks Solutions, Inc. (I)	2,812	99,714

		1,640,134
Software - 0.6%
Autodesk, Inc. (I)	2,400	125,904
Synopsys, Inc. (I)	4,810	194,324

		320,228
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (I)	5,101	173,689
Western Digital Corp.	6,665	579,788

		753,477

		5,630,145
Materials - 9.7%
Chemicals - 5.5%
Airgas, Inc.	2,079	224,116
Albemarle Corp.	2,500	164,975
Ashland, Inc.	2,309	217,900
Axiall Corp.	2,204	89,196
Celanese Corp., Series A	4,967	265,188
CF Industries Holdings, Inc.	1,818	456,136
Eastman Chemical Company	4,809	420,451
Huntsman Corp.	6,336	154,345
International Flavors & Fragrances, Inc.	2,568	240,853
Rockwood Holdings, Inc.	2,138	168,645
RPM International, Inc.	4,200	175,812
Sigma-Aldrich Corp.	1,889	178,340
Westlake Chemical Corp.	752	100,264

		2,856,221
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	960	117,101
Containers & Packaging - 2.4%
Aptargroup, Inc.	1,370	90,653

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Avery Dennison Corp.	3,034	$151,154
Bemis Company, Inc.	3,258	127,974
MeadWestvaco Corp.	5,544	207,512
Owens-Illinois, Inc. (I)	4,787	162,375
Packaging Corp. of America	3,000	218,670
Rock-Tenn Company, Class A	794	88,626
Sealed Air Corp.	5,818	198,045

		1,245,009
Metals & Mining - 1.6%
Alcoa, Inc.	33,086	388,430
Allegheny Technologies, Inc.	1,668	53,009
Cliffs Natural Resources, Inc.	4,847	97,085
Reliance Steel & Aluminum Company	2,441	169,112
United States Steel Corp.	4,536	109,862

		817,498

		5,035,829
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.	31,530	153,866
Windstream Holdings, Inc.	18,627	149,389

		303,255

		303,255
Utilities - 10.0%
Electric Utilities - 1.7%
ITC Holdings Corp.	1,600	164,160
OGE Energy Corp.	6,204	223,344
Pepco Holdings, Inc.	7,661	156,208
Pinnacle West Capital Corp.	3,467	192,939
Westar Energy, Inc.	4,000	136,880

		873,531
Gas Utilities - 1.2%
AGL Resources, Inc.	3,749	176,353
National Fuel Gas Company	2,254	169,320
Questar Corp.	5,500	130,625
UGI Corp.	3,555	158,873

		635,171
Independent Power and Renewable Electricity
Producers - 1.1%
AES Corp.	21,316	290,963
NRG Energy, Inc.	10,095	293,462

		584,425
Multi-Utilities - 5.2%
Alliant Energy Corp.	3,422	185,609
Ameren Corp.	7,506	303,317
CenterPoint Energy, Inc.	12,629	298,676
CMS Energy Corp.	8,284	235,514
DTE Energy Company	5,553	398,483
Integrys Energy Group, Inc.	2,526	144,664
MDU Resources Group, Inc.	5,511	187,154
NiSource, Inc.	9,762	339,913
SCANA Corp.	4,160	205,920
TECO Energy, Inc. (L)	6,295	105,630
Wisconsin Energy Corp.	7,054	310,094

		2,714,974
Water Utilities - 0.8%
American Water Works Company, Inc.	5,564	249,490

The accompanying notes are an integral part of the financial statements.
106

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (in
liquidation) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Aqua America, Inc.	5,590	$140,812

		390,302

		5,198,403

TOTAL COMMON STOCKS (Cost $37,849,648)		$51,763,901

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	36,409	364,338

TOTAL SECURITIES LENDING
COLLATERAL (Cost $364,180)		$364,338

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.5%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0400% (Y)	242,888	242,888
U.S. Government - 0.1%
U.S. Treasury Bill, 0.045%, 05/22/2014 *	$50,000	$49,996

TOTAL SHORT-TERM INVESTMENTS (Cost $292,882)		$292,884

Total Investments (Mid Cap Value Index Fund (in
liquidation)) (Cost $38,506,710) - 100.8%		$52,421,123
Other assets and liabilities, net - (0.8%)		(411,569)

TOTAL NET ASSETS - 100.0%		$52,009,554

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.5%
Consumer Discretionary - 9.8%
Auto Components - 0.7%
Visteon Corp. (I)	91,200	$7,608,816
Diversified Consumer Services - 1.5%
Graham Holdings Company, Class B	11,600	8,336,920
Houghton Mifflin Harcourt Company (I)	104,300	2,119,376
Strayer Education, Inc. (I) (L)	108,300	5,173,491

		15,629,787
Hotels, Restaurants & Leisure - 0.2%
Aramark Holdings Corp.	79,100	2,227,456
Leisure Products - 1.3%
Hasbro, Inc.	59,500	3,282,020
Mattel, Inc.	228,800	8,536,528
Sankyo Company, Ltd.	47,600	1,979,358

		13,797,906
Media - 3.1%
Cablevision Systems Corp., Class A	654,900	11,526,240
Charter Communications, Inc., Class A (I)	25,635	3,249,749
DreamWorks Animation
SKG, Inc., Class A (I) (L)	158,100	4,728,771
News Corp., Class A (I)	380,100	6,967,233
Scholastic Corp.	104,900	3,700,872
Tribune Company (I)	23,900	1,894,075

		32,066,940

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.2%
Kohl’s Corp. (L)	219,000	$12,305,610
Specialty Retail - 1.7%
Abercrombie & Fitch Company, Class A	135,500	5,369,865
CarMax, Inc. (I)	85,300	4,131,079
The Gap, Inc.	180,300	7,888,125

		17,389,069
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	34,300	1,674,183

		102,699,767
Consumer Staples - 8.6%
Beverages - 0.3%
Beam, Inc.	28,400	2,356,064
Brown-Forman Corp., Class B	14,300	1,198,340

		3,554,404
Food & Staples Retailing - 2.5%
Sysco Corp. (L)	378,000	13,615,560
The Kroger Company	290,100	12,166,794

		25,782,354
Food Products - 4.3%
Archer-Daniels-Midland Company	300,400	12,196,240
Bunge, Ltd.	170,100	13,541,661
Flowers Foods, Inc.	274,100	5,638,237
Kellogg Company	119,000	7,222,110
McCormick & Company, Inc.	79,500	5,278,800
Tootsie Roll Industries, Inc. (L)	32,331	940,823

		44,817,871
Household Products - 0.5%
The Clorox Company	54,100	4,721,848
Personal Products - 1.0%
Avon Products, Inc.	680,200	10,522,694

		89,399,171
Energy - 8.9%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. (I)	593,600	24,319,792
SEACOR Holdings, Inc. (I)	20,100	1,778,046

		26,097,838
Oil, Gas & Consumable Fuels - 6.4%
Cameco Corp. (Toronto Stock Exchange)	188,100	4,563,306
CONSOL Energy, Inc.	393,100	15,763,310
Hess Corp.	187,200	14,981,616
Murphy Oil Corp.	7,700	457,149
PBF Energy, Inc., Class A (L)	160,900	4,054,680
Talisman Energy, Inc.	1,293,500	13,316,987
WPX Energy, Inc. (I)	760,900	13,407,058

		66,544,106

		92,641,944
Financials - 26.5%
Banks - 4.6%
CIT Group, Inc.	330,100	16,069,268
Commerce Bancshares, Inc.	86,484	3,862,375
First Horizon National Corp.	924,458	11,065,762
First Niagara Financial Group, Inc.	349,800	3,172,686
SunTrust Banks, Inc.	227,200	8,560,896
WestAmerica Bancorp. (L)	103,300	5,193,924

		47,924,911

The accompanying notes are an integral part of the financial statements.
107

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets - 7.8%
E*TRADE Financial Corp. (I)	1,109,210	$24,923,949
Lazard, Ltd., Class A	483,200	21,739,168
Legg Mason, Inc.	256,500	11,788,740
Northern Trust Corp.	373,100	23,076,235

		81,528,092
Consumer Finance - 0.6%
Ally Financial, Inc. (I) (R)	405	3,402,000
Ally Financial, Inc. (I)	406	3,410,400

		6,812,400
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	14,621	1,435,223
Insurance - 8.5%
CNA Financial Corp.	257,800	10,696,122
Enstar Group, Ltd. (I)	11,800	1,477,124
Fidelity National Financial, Inc., Class A	333,187	11,015,162
First American Financial Corp.	479,600	12,920,424
Kemper Corp.	202,000	7,833,560
Loews Corp.	146,400	6,365,472
Marsh & McLennan Companies, Inc.	352,100	16,957,136
OneBeacon Insurance Group, Ltd., Class A	110,800	1,817,120
The Progressive Corp.	256,600	6,284,134
White Mountains Insurance Group, Ltd.	22,300	12,924,188

		88,290,442
Real Estate Investment Trusts - 3.7%
AvalonBay Communities, Inc.	26,500	3,417,705
Digital Realty Trust, Inc.	29,500	1,597,720
Rayonier, Inc.	148,100	6,974,029
Vornado Realty Trust	82,600	7,953,554
Washington Real Estate Investment Trust	175,400	4,411,310
Weingarten Realty Investors	148,100	4,517,050
Weyerhaeuser Company	346,197	10,216,273

		39,087,641
Real Estate Management & Development - 0.5%
The St. Joe Company (I) (L)	251,000	4,851,830
Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial, Inc.	566,012	6,877,046

		276,807,585
Health Care - 7.1%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. (I)	99,500	2,167,110
Health Care Providers & Services - 3.7%
HealthSouth Corp.	216,600	7,078,488
Humana, Inc.	46,600	5,240,636
Kindred Healthcare, Inc.	243,100	5,265,546
Quest Diagnostics, Inc.	151,200	8,013,600
Select Medical Holdings Corp.	626,200	7,019,702
Tenet Healthcare Corp. (I)	127,525	5,626,403

		38,244,375
Pharmaceuticals - 3.2%
Forest Laboratories, Inc. (I)	86,000	8,391,020
Hospira, Inc. (I)	437,100	18,917,688
Mallinckrodt PLC (I)	95,300	6,450,857

		33,759,565

		74,171,050
Industrials - 10.2%
Aerospace & Defense - 2.5%
Textron, Inc.	652,100	25,888,370

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (L)	238,700	$12,378,982
Airlines - 2.2%
Southwest Airlines Company	1,011,900	22,707,036
Commercial Services & Supplies - 1.4%
Cintas Corp.	188,200	11,416,212
The ADT Corp.	100,400	3,083,284

		14,499,496
Machinery - 1.6%
Harsco Corp.	275,700	6,925,584
Ingersoll-Rand PLC	65,200	3,986,328
Xylem, Inc.	159,500	6,276,325

		17,188,237
Professional Services - 1.3%
ManpowerGroup, Inc.	178,700	13,967,192

		106,629,313
Information Technology - 5.2%
Communications Equipment - 0.5%
ADTRAN, Inc.	194,600	5,098,520
Electronic Equipment, Instruments & Components - 0.3%
AVX Corp.	191,400	2,455,662
Dolby Laboratories, Inc., Class A (I) (L)	30,465	1,256,072

		3,711,734
IT Services - 0.5%
CoreLogic, Inc. (I)	155,600	5,072,560
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	1,067,100	20,232,216
ASML Holding NV, ADR	35,676	3,073,131
Broadcom Corp., Class A	375,800	11,168,776
ON Semiconductor Corp. (I)	422,000	3,941,480

		38,415,603
Software - 0.2%
FactSet Research Systems, Inc. (L)	15,500	1,631,995

		53,930,412
Materials - 8.5%
Chemicals - 2.1%
Celanese Corp., Series A	109,000	5,819,510
International Flavors & Fragrances, Inc.	76,000	7,128,040
The Scotts Miracle-Gro Company, Class A	162,300	9,268,953

		22,216,503
Construction Materials - 1.4%
Vulcan Materials Company	211,500	14,367,195
Containers & Packaging - 2.6%
MeadWestvaco Corp.	331,800	12,419,274
Packaging Corp. of America	195,400	14,242,706

		26,661,980
Metals & Mining - 2.2%
Franco-Nevada Corp.	165,500	8,458,092
Gold Fields, Ltd., ADR	921,632	3,400,822
Lonmin PLC (I)	470,983	2,376,666
Newmont Mining Corp.	385,400	8,964,404

		23,199,984
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (I)	110,900	2,083,811

		88,529,473

The accompanying notes are an integral part of the financial statements.
108

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	347,556	$7,920,801
Utilities - 8.0%
Electric Utilities - 4.0%
American Electric Power Company, Inc.	159,400	8,001,880
Duke Energy Corp.	45,799	3,246,233
FirstEnergy Corp.	509,854	15,693,305
Pepco Holdings, Inc. (L)	160,600	3,274,634
PPL Corp.	365,000	11,785,850

		42,001,902
Independent Power and Renewable Electricity
Producers - 3.4%
Calpine Corp. (I)	384,100	7,317,105
Dynegy, Inc. (I) (L)	350,200	8,191,178
NRG Energy, Inc.	672,219	19,541,406

		35,049,689
Multi-Utilities - 0.6%
NiSource, Inc.	175,900	6,124,838

		83,176,429

TOTAL COMMON STOCKS (Cost $739,653,456)		$975,905,945

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	5,350	291,361

TOTAL PREFERRED SECURITIES (Cost $242,316)		$291,361

CONVERTIBLE BONDS - 0.7%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$837,379
Industrials - 0.3%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	3,528,000	3,493,814
Materials - 0.3%
Alcoa, Inc. 5.250%, 03/15/2014	1,401,000	2,557,701

TOTAL CONVERTIBLE BONDS (Cost $6,073,091)		$6,888,894

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.1432% (W) (Y)	4,818,926	48,222,027

TOTAL SECURITIES LENDING
COLLATERAL (Cost $48,222,916)		$48,222,027

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,094,263	1,094,263
T. Rowe Price Reserve Investment
Fund, 0.0521% (Y)	62,152,785	62,152,785

		63,247,048

TOTAL SHORT-TERM INVESTMENTS (Cost $63,247,048)		$63,247,048

Total Investments (Mid Value Fund)
(Cost $857,438,827) - 104.8%		$1,094,555,275
Other assets and liabilities, net - (4.8%)		(50,597,563)

TOTAL NET ASSETS - 100.0%		$1,043,957,712

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 83.4%
Consumer Discretionary - 9.0%
Automobiles - 1.4%
Fiat SpA (I)	147,737	$1,623,451
General Motors Company	115,910	4,195,942

		5,819,393
Media - 6.8%
CBS Corp., Class B	68,612	4,602,493
Comcast Corp., Special Class A	23,787	1,186,852
Reed Elsevier PLC	440,320	6,750,665
Time Warner Cable, Inc.	36,804	5,165,441
Tribune Company (I)	18,192	1,441,716
Tribune Company, Class 1C (I)	35,819	0
Tribune Company, Class B (I)	16,918	1,330,601
Twenty-First Century Fox, Inc.	226,257	7,360,140

		27,837,908
Multiline Retail - 0.8%
Kohl’s Corp. (L)	56,570	3,178,668

		36,835,969
Consumer Staples - 12.0%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	54,249	2,554,043
Dr. Pepper Snapple Group, Inc.	18,281	952,623
Pernod-Ricard SA	12,600	1,478,452

		4,985,118
Food & Staples Retailing - 5.0%
CVS Caremark Corp.	78,970	5,775,866
Tesco PLC	762,490	4,198,749
The Kroger Company	140,241	5,881,708
Walgreen Company	61,989	4,212,153

		20,068,476
Personal Products - 0.7%
Avon Products, Inc.	186,730	2,888,713
Tobacco - 5.1%
Altria Group, Inc.	106,008	3,843,850
British American Tobacco PLC	125,150	6,822,102
Imperial Tobacco Group PLC	96,062	3,918,333
Lorillard, Inc.	86,313	4,234,516
Philip Morris International, Inc.	24,333	1,968,783

		20,787,584

		48,729,891
Energy - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	83,409	5,278,122
Ensco PLC, Class A	28,978	1,525,981
Transocean, Ltd. (L)	81,798	3,468,235

		10,272,338
Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.	74,720	5,924,549
BG Group PLC	157,236	2,860,709
BP PLC	401,006	3,388,924
CONSOL Energy, Inc.	103,544	4,152,114
Marathon Oil Corp.	184,055	6,165,843
Murphy Oil Corp.	42,100	2,499,477
Petroleo Brasileiro SA, ADR (L)	110,643	1,239,202
Royal Dutch Shell PLC, A Shares	183,742	6,705,375
Talisman Energy, Inc.	229,470	2,365,836
Talisman Energy, Inc.	15,376	158,301

The accompanying notes are an integral part of the financial statements.
109

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (I)	34,882	$614,621

		36,074,951

		46,347,289
Financials - 17.0%
Banks - 7.6%
CIT Group, Inc.	58,279	2,837,022
Citigroup, Inc.	88,029	4,280,850
Columbia Banking System, Inc.	13,002	340,912
JPMorgan Chase & Company	93,310	5,301,874
KB Financial Group, Inc.	64,037	2,394,359
PNC Financial Services Group, Inc.	90,942	7,437,237
Societe Generale SA	31,045	2,060,029
SunTrust Banks, Inc.	95,538	3,599,872
Wells Fargo & Company	55,721	2,586,569

		30,838,724
Capital Markets - 0.5%
Morgan Stanley	72,616	2,236,573
Diversified Financial Services - 1.1%
Deutsche Boerse AG	22,820	1,869,420
ING Groep NV, ADR (I)	182,117	2,644,715

		4,514,135
Insurance - 7.4%
ACE, Ltd.	62,179	6,085,459
Aegon NV	58,362	526,108
Alleghany Corp. (I)	10,030	3,866,565
American International Group, Inc.	142,303	7,082,420
MetLife, Inc.	76,390	3,870,681
The Allstate Corp.	7,889	428,057
White Mountains Insurance Group, Ltd.	9,814	5,687,802
Zurich Insurance Group AG (I)	8,838	2,704,531

		30,251,623
Real Estate Management & Development - 0.4%
Brookfield Office Properties Corp. (L)	50,183	960,503
Forestar Group, Inc. (I)	34,742	655,234

		1,615,737

		69,456,792
Health Care - 11.4%
Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	180,540	10,698,800
Stryker Corp.	23,585	1,892,460

		12,591,260
Health Care Providers & Services - 2.5%
CIGNA Corp.	90,959	7,239,427
WellPoint, Inc.	31,119	2,819,070

		10,058,497
Pharmaceuticals - 5.8%
Eli Lilly & Company	46,931	2,797,557
Hospira, Inc. (I)	43,964	1,902,762
Merck & Company, Inc.	195,740	11,155,223
Teva Pharmaceutical Industries, Ltd., ADR	159,575	7,961,197

		23,816,739

		46,466,496
Industrials - 3.9%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	41,132	4,167,906

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.3%
Caterpillar, Inc.	26,649	$2,584,154
CNH Industrial NV (I)	104,048	1,143,362
Stanley Black & Decker, Inc.	18,039	1,497,959

		5,225,475
Marine - 1.6%
AP Moller - Maersk A/S, Series B	514	6,277,427

		15,670,808
Information Technology - 10.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	208,060	4,535,708
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity, Ltd.	32,678	1,914,277
IT Services - 1.3%
Xerox Corp.	478,613	5,259,957
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	2,160	2,736,294
Software - 3.8%
Microsoft Corp.	286,291	10,967,808
Symantec Corp.	223,082	4,791,801

		15,759,609
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	17,440	9,177,626
Hewlett-Packard Company	103,237	3,084,722

		12,262,348

		42,468,193
Materials - 4.8%
Containers & Packaging - 0.8%
MeadWestvaco Corp.	90,464	3,386,068
Metals & Mining - 2.7%
Anglo American PLC	111,760	2,854,314
Freeport-McMoRan Copper & Gold, Inc.	152,434	4,972,397
ThyssenKrupp AG (I)	111,048	3,020,394

		10,847,105
Paper & Forest Products - 1.3%
International Paper Company	112,012	5,476,267

		19,709,440
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 0.6%
Koninklijke KPN NV (I)	575,980	2,052,814
Verizon Communications, Inc.	10,749	508,379

		2,561,193
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	1,359,455	5,664,800

		8,225,993
Utilities - 1.5%
Electric Utilities - 0.4%
Entergy Corp.	21,984	1,403,019
Independent Power and Renewable Electricity
Producers - 0.8%
NRG Energy, Inc.	110,926	3,224,619

The accompanying notes are an integral part of the financial statements.
110

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.3%
GDF Suez	53,752	$1,376,530

		6,004,168

TOTAL COMMON STOCKS (Cost $248,496,636)		$339,915,039

CORPORATE BONDS - 3.1%
Consumer Discretionary - 0.5%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$2,013,000	$2,113,650
Energy - 0.5%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	764,000	755,405
9.625%, 06/01/2019 (S)	1,133,000	1,220,808

		1,976,213
Financials - 0.1%
First Data Corp. 11.750%, 08/15/2021 (S)	310,000	331,700
Industrials - 0.6%
American Airlines, Inc.
7.500%, 03/15/2016 (S)	2,245,000	2,323,575
Information Technology - 1.0%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,040,000	1,032,200
10.500%, 03/01/2021 (S)	1,139,000	1,079,203
First Data Corp.
8.250%, 01/15/2021 (S)	204,000	221,340
11.750%, 08/15/2021 (S)	892,000	954,440
12.625%, 01/15/2021	282,000	336,990
First Data Holdings, Inc.
14.500%, 09/24/2019 (S)	739,000	735,305

		4,359,478
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	192,000	281,369
11.750%, 07/15/2017 (S)	100,000	105,875

		387,244
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	1,800,000	1,325,250

TOTAL CORPORATE BONDS (Cost $11,963,221)		$12,817,110

TERM LOANS (M) - 3.6%
Consumer Discretionary - 1.9%
Caesars Entertainment
Operating Company, Inc.
4.489%, 01/26/2018	279,000	262,725
5.489%, 01/26/2018	1,330,000	1,270,981
Cengage Learning
Acquisitions, Inc. 07/03/2014 (H)	1,524,639	1,412,197
Clear Channel Communications, Inc.
3.805%, 01/29/2016	3,957	3,855
3.805%, 01/29/2016	35,314	34,696
6.905%, 01/30/2019	2,267,630	2,224,706
7.655%, 07/30/2019	728,888	727,065
JC Penney Corp., Inc.
6.000%, 05/22/2018	2,067,639	2,040,317

		7,976,542
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	67,223	65,610

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.5%
Avaya, Inc.
4.734%, 10/26/2017	$1,568,529	$1,525,885
6.500%, 03/30/2018	381,659	380,148

		1,906,033
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.737%, 10/10/2017	7,000,000	4,877,250

TOTAL TERM LOANS (Cost $13,999,988)		$14,825,435

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	677,462	$6,779,227

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,779,272)		$6,779,227

SHORT-TERM INVESTMENTS - 5.4%
U.S. Government - 5.4%
U.S. Treasury Bill
0.010%, 03/27/2014 *	$3,000,000	$2,999,913
0.035%, 03/20/2014 *	5,000,000	4,999,930
0.041%, 05/29/2014 *	2,000,000	1,999,758
0.045%, 03/06/2014 *	2,000,000	1,999,998
0.070%, 08/21/2014 *	2,000,000	1,999,288
0.075%, 05/01/2014 *	3,000,000	2,999,817
0.075%, 08/14/2014 *	3,000,000	2,999,043
0.080%, 06/26/2014 *	2,000,000	1,999,648

		21,997,395

TOTAL SHORT-TERM INVESTMENTS (Cost $21,996,972)		$21,997,395

Total Investments (Mutual Shares Fund)
(Cost $303,236,089) - 97.2%		$396,334,206
Other assets and liabilities, net - 2.8%		11,260,051

TOTAL NET ASSETS - 100.0%		$407,594,257

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
Hilton Worldwide Holdings, Inc. (I)	88,700	$1,983,332
Marriott International, Inc., Class A	27,773	1,506,130
Starwood Hotels & Resorts Worldwide, Inc.	58,200	4,799,172

		8,288,634

		8,288,634
Financials - 91.4%
Real Estate Investment Trusts - 91.4%
Diversified REITs - 5.2%
PS Business Parks, Inc.	40,400	3,394,408
Vornado Realty Trust	103,874	10,002,025

		13,396,433
Industrial REITs - 8.5%
DCT Industrial Trust, Inc.	635,700	5,034,744

The accompanying notes are an integral part of the financial statements.
111

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial REITs (continued)
EastGroup Properties, Inc.	54,900	$3,405,996
Prologis, Inc.	285,444	11,757,438
Terreno Realty Corp.	74,500	1,391,660

		21,589,838
Office REITs - 15.5%
Alexandria Real Estate Equities, Inc.	47,000	3,405,150
Boston Properties, Inc.	76,050	8,550,302
Douglas Emmett, Inc.	246,400	6,635,552
Highwoods Properties, Inc.	132,800	5,007,888
Kilroy Realty Corp.	119,400	6,867,888
SL Green Realty Corp.	91,000	9,039,030

		39,505,810
Residential REITs - 18.2%
American Campus Communities, Inc.	50,900	1,880,246
AvalonBay Communities, Inc.	87,816	11,325,630
BRE Properties, Inc.	104,240	6,438,905
Camden Property Trust	104,100	6,943,470
Equity Residential	194,350	11,363,645
Essex Property Trust, Inc.	44,600	7,459,350
Post Properties, Inc.	21,900	1,062,807

		46,474,053
Retail REITs - 32.1%
Acadia Realty Trust	83,500	2,208,575
CBL & Associates Properties, Inc.	137,414	2,444,595
Equity One, Inc.	78,400	1,818,880
Federal Realty Investment Trust	79,780	8,880,312
General Growth Properties, Inc.	418,794	9,221,844
Kimco Realty Corp.	318,900	7,098,714
Regency Centers Corp.	125,850	6,389,405
Simon Property Group, Inc.	156,100	25,177,369
Taubman Centers, Inc.	53,600	3,776,120
The Macerich Company	160,812	9,669,626
Weingarten Realty Investors	167,000	5,093,500

		81,778,940
Specialized REITs - 11.9%
Healthcare Realty Trust, Inc.	191,000	4,578,270
Host Hotels & Resorts, Inc.	296,762	5,837,309
Pebblebrook Hotel Trust	113,600	3,776,064
Plum Creek Timber Company, Inc.	80,100	3,467,529
Public Storage	75,500	12,759,500

		30,418,672

		233,163,746

		233,163,746

TOTAL COMMON STOCKS (Cost $120,366,300)		$241,452,380

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,579,000	$2,909,434

TOTAL CONVERTIBLE BONDS (Cost $2,574,287)		$2,909,434

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0521% (Y)	10,178,817	$10,178,817

		10,628,817

TOTAL SHORT-TERM INVESTMENTS (Cost $10,628,817)		$10,628,817

Total Investments (Real Estate Equity Fund)
(Cost $133,569,404) - 100.0%		$254,990,631
Other assets and liabilities, net - 0.0%		58,546

TOTAL NET ASSETS - 100.0%		$255,049,177

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Financials - 99.2%
Real Estate Investment Trusts - 99.2%
Diversified REITs - 9.0%
Duke Realty Corp.	731,730	$12,293,064
Spirit Realty Capital, Inc.	1,010,657	11,036,374
Vornado Realty Trust	223,642	21,534,489

		44,863,927
Industrial REITs - 6.0%
DCT Industrial Trust, Inc.	915,647	7,251,924
First Industrial Realty Trust, Inc.	18,854	362,751
Prologis, Inc.	534,978	22,035,744

		29,650,419
Office REITs - 14.8%
Alexandria Real Estate Equities, Inc.	131,787	9,547,968
Boston Properties, Inc.	225,105	25,308,555
CommonWealth REIT	118,845	3,226,642
Douglas Emmett, Inc.	525,627	14,155,135
DuPont Fabros Technology, Inc.	180,326	4,789,459
Kilroy Realty Corp.	34,138	1,963,618
Lexington Realty Trust	150,156	1,713,280
Mack-Cali Realty Corp.	87,998	1,957,956
SL Green Realty Corp.	110,164	10,942,590

		73,605,203
Residential REITs - 16.6%
American Campus Communities, Inc.	147,058	5,432,323
AvalonBay Communities, Inc.	145,541	18,770,420
BRE Properties, Inc.	135,492	8,369,341
Camden Property Trust	154,167	10,282,939
Equity Lifestyle Properties, Inc.	17,857	718,744
Equity Residential	449,129	26,260,573
Essex Property Trust, Inc.	58,309	9,752,180
Home Properties, Inc.	2,126	125,306
Post Properties, Inc.	62,381	3,027,350

		82,739,176
Retail REITs - 27.0%
Acadia Realty Trust	148,262	3,921,530
Federal Realty Investment Trust	104,459	11,627,331
General Growth Properties, Inc.	856,039	18,849,979
Glimcher Realty Trust	361,953	3,521,803
Kite Realty Group Trust	479,548	2,963,607
National Retail Properties, Inc.	335,181	12,029,646

The accompanying notes are an integral part of the financial statements.
112

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Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs (continued)
Realty Income Corp.	222,605	$9,888,114
Regency Centers Corp.	165,199	8,387,153
Retail Properties of America, Inc., Class A	487,958	6,802,135
Simon Property Group, Inc.	313,766	50,607,318
Weingarten Realty Investors	187,665	5,723,783

		134,322,399
Specialized REITs - 25.8%
Chesapeake Lodging Trust	84,242	2,194,504
CubeSmart	365,394	6,398,049
DiamondRock Hospitality Company	557,635	7,037,354
HCP, Inc.	173,594	6,730,239
Health Care REIT, Inc.	219,234	12,877,805
Healthcare Realty Trust, Inc.	251,909	6,038,259
Host Hotels & Resorts, Inc.	630,786	12,407,561
LaSalle Hotel Properties	227,284	7,123,081
Public Storage	146,572	24,770,668
RLJ Lodging Trust	116,188	3,019,726
Sabra Health Care REIT, Inc.	152,898	4,353,006
Sunstone Hotel Investors, Inc.	421,030	5,692,326
Ventas, Inc.	469,861	29,333,422

		127,976,000

TOTAL COMMON STOCKS (Cost $395,565,460)		$493,157,124

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $4,222,000 on 03/03/2014,
collateralized by $3,810,000 U.S. Treasury
Notes, 4.750% due 08/15/2017 (valued at
$4,310,063, including interest)	$4,222,000	$4,222,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,222,000)		$4,222,000

Total Investments (Real Estate Securities Fund)
(Cost $399,787,460) - 100.1%		$497,379,124
Other assets and liabilities, net - (0.1%)		(284,101)

TOTAL NET ASSETS - 100.0%		$497,095,023

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.2%
U.S. Government - 93.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (D)	$18,534,546	$19,164,423
0.125%, 04/15/2018 to 01/15/2023	123,473,177	122,705,583
0.375%, 07/15/2023	17,024,310	17,017,653
0.500%, 04/15/2015	12,582,063	12,890,714
0.625%, 07/15/2021 to 02/15/2043	40,819,329	40,707,161
1.125%, 01/15/2021	19,602,624	21,108,047
1.250%, 04/15/2014 to 07/15/2020	23,762,460	25,872,297
1.375%, 01/15/2020 to 02/15/2044	19,284,535	20,451,057
1.625%, 01/15/2015 (D)	16,497,846	17,000,519
1.625%, 01/15/2018	1,891,131	2,078,323
1.750%, 01/15/2028	17,687,637	19,754,880
1.875%, 07/15/2015 to 07/15/2019	22,085,390	24,821,309

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.000%, 07/15/2014 to 01/15/2026		$40,264,395	$44,398,105
2.125%, 02/15/2040		2,048,656	2,440,781
2.375%, 01/15/2025 to 01/15/2027		34,443,386	41,119,061
2.500%, 01/15/2029		13,242,734	16,210,974
2.625%, 07/15/2017		11,581,835	13,120,957
3.375%, 04/15/2032		7,089,984	9,890,528
3.875%, 04/15/2029		25,765,425	36,677,495
U.S. Treasury Notes
0.250%, 08/31/2014 to 07/31/2015 (D)		1,632,000	1,633,564
0.625%, 07/15/2014 (D)		456,000	456,908

			509,520,339
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.334%, 10/01/2044 (P)		36,970	37,724

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $521,734,803)			$509,558,063

FOREIGN GOVERNMENT
OBLIGATIONS - 5.8%
Australia - 1.1%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	1,900,000	1,847,259
New South Wales Treasury Corp.
2.750%, 11/20/2025		3,800,000	4,314,753

			6,162,012
Germany - 1.9%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	7,440,370	10,730,860
Italy - 1.4%
Republic of Italy
1.700%, 09/15/2018		1,516,650	2,139,069
2.100%, 09/15/2016 to 09/15/2021		3,046,576	4,341,014
3.100%, 09/15/2026		106,065	154,380
4.750%, 09/15/2016		200,000	300,196
5.250%, 08/01/2017		400,000	617,890

			7,552,549
New Zealand - 0.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	2,100,000	1,672,309
Slovenia - 0.3%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,468,046
United Kingdom - 0.8%
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024	GBP	522,550	897,525
2.500%, 07/26/2016		600,000	3,391,770

			4,289,295

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $31,509,167)			$31,875,071

CORPORATE BONDS - 1.3%
Consumer Discretionary - 0.5%
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		$2,500,000	2,525,855

The accompanying notes are an integral part of the financial statements.
113

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Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials - 0.1%
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$600,000	$615,748
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	11,056
7.000%, 09/27/2027 (H)		$300,000	72,000

			698,804
Health Care - 0.0%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	106,334
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,090,111
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,150,560
Utilities - 0.3%
Electricite de France
0.694%, 01/20/2017 (P)(S)		1,100,000	1,100,396
1.150%, 01/20/2017 (S)		300,000	300,300

			1,400,696

TOTAL CORPORATE BONDS (Cost $3,320,441)			$6,972,360

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		640,000	509,677

TOTAL MUNICIPAL BONDS (Cost $611,613)			$509,677

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Commercial & Residential - 2.2%
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.065%, 02/25/2035 (P)		430,831	431,618
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.210%, 08/25/2035 (P)		167,953	170,642
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		310,307	315,280
Series 2003-3, Class 3A2,
2.499%, 05/25/2033 (P)		69,190	69,964
Series 2005-2, Class A2,
2.533%, 03/25/2035 (P)		140,350	142,051
Series 2005-2, Class A1,
2.560%, 03/25/2035 (P)		558,119	570,083
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		330,032	338,915
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.940%, 09/25/2035 (P)		48,679	48,870
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		219,049	218,924
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		227,666	225,904
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		42,999	42,156
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.480%, 04/19/2034 (P)		5,664,009	5,718,254

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.736%, 07/25/2035 (P)		$368,956	$374,519
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.556%, 03/25/2036 (P)		628,702	178,245
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.673%, 05/25/2036 (P)		1,165,019	1,043,101
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.336%, 06/25/2046 (P)		1,009,054	451,702
Swan Trust, Series 2010-1, Class A
3.905%, 04/25/2041 (P)	AUD	955,695	855,733
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.499%, 03/25/2037 (P)		$718,402	673,133
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		710,781	393,237
U.S. Government Agency - 0.4%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.506%, 07/25/2037 (P)		1,837,568	1,835,486
Series 2003-34, Class A1,
6.000%, 04/25/2043		12,504	13,987
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		15,303	17,487
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		88,060	99,260

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,388,660)			$14,228,551

ASSET BACKED SECURITIES - 3.5%
ARES VIR CLO, Ltd., Series 2006-6RA,
Class A1B
0.469%, 03/12/2018 (P)(S)		508,757	508,127
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.356%, 10/25/2035 (P)		71,508	71,068
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.905%, 08/15/2018 (P)(S)		8,200,000	8,292,865
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		646,110	392,105
Magi Funding PLC, Series 2010-1A,
Class A
0.591%, 04/11/2021 (P)(S)	EUR	280,048	381,560
SLM Student Loan Trust, Series 2008-9,
Class A
1.739%, 04/25/2023 (P)		$8,717,449	8,998,587
Wood Street CLO BV, Series II-A,
Class A1
0.587%, 03/29/2021 (P)(S)	EUR	223,687	304,777

TOTAL ASSET BACKED SECURITIES (Cost $19,014,671)			$18,949,089

The accompanying notes are an integral part of the financial statements.
114

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Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	1,029	13,383

TOTAL COMMON STOCKS (Cost $8,030)		$13,383

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)	4,000,000	7,924

TOTAL PURCHASED OPTIONS (Cost $203,400)		$7,924

Total Investments (Real Return Bond Fund)
(Cost $593,790,785) - 106.5%		$582,114,118
Other assets and liabilities, net - (6.5%)		(35,718,903)

TOTAL NET ASSETS - 100.0%		$546,395,215

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.6%
Consumer Discretionary - 16.4%
Automobiles - 1.0%
General Motors Company (D)(I)	140,100	$5,071,620
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp. (D)	155,900	13,290,475
Household Durables - 1.4%
Lennar Corp., Class A (D)	150,400	6,599,552
Leisure Products - 1.1%
Hasbro, Inc. (D)	96,900	5,345,004
Media - 4.3%
CBS Corp., Class B (D)	264,000	17,709,120
DISH Network Corp., Class A (D)(I)	61,500	3,618,660

		21,327,780
Multiline Retail - 1.0%
Kohl’s Corp. (D)	85,700	4,815,483
Specialty Retail - 2.5%
Abercrombie & Fitch Company, Class A (D)	142,600	5,651,238
Urban Outfitters, Inc. (D)(I)	178,600	6,686,784

		12,338,022
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc. (D)	140,500	6,857,805
Ralph Lauren Corp.	30,300	4,880,724

		11,738,529

		80,526,465
Consumer Staples - 7.0%
Beverages - 2.0%
Monster Beverage Corp. (D)(I)	129,600	9,590,400
Food Products - 0.9%
Mead Johnson Nutrition Company (D)	56,800	4,632,040
Household Products - 1.9%
The Procter & Gamble Company (D)	116,300	9,148,158

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 2.2%
The Estee Lauder
Companies, Inc., Class A (D)	157,600	$10,849,184

		34,219,782
Energy - 5.4%
Energy Equipment & Services - 2.2%
Cameron International Corp. (D)(I)	170,400	10,915,824
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp. (D)	117,500	9,888,800
EOG Resources, Inc. (D)	31,300	5,928,846

		15,817,646

		26,733,470
Financials - 4.5%
Banks - 4.5%
Citigroup, Inc. (D)	458,800	22,311,444
Health Care - 14.2%
Health Care Equipment & Supplies - 3.2%
Edwards Lifesciences Corp. (D)(I)	137,400	9,585,024
Thoratec Corp. (D)(I)	168,300	6,250,662

		15,835,686
Health Care Providers & Services - 6.9%
Express Scripts Holding Company (D)(I)	159,300	11,996,883
HCA Holdings, Inc. (D)(I)	423,400	21,678,080

		33,674,963
Pharmaceuticals - 4.1%
Allergan, Inc. (D)	104,600	13,284,200
Bristol-Myers Squibb Company (D)	131,600	7,076,132

		20,360,332

		69,870,981
Industrials - 6.4%
Air Freight & Logistics - 1.1%
Expeditors International
of Washington, Inc. (D)	136,700	5,401,017
Electrical Equipment - 1.1%
Eaton Corp. PLC (D)	70,900	5,296,939
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (D)(I)	213,400	5,977,334
Trading Companies & Distributors - 3.0%
Fastenal Company (D)	139,400	6,578,286
United Rentals, Inc. (D)(I)	94,200	8,321,628

		14,899,914

		31,575,204
Information Technology - 12.9%
Internet Software & Services - 1.3%
eBay, Inc. (D)(I)	112,600	6,617,502
IT Services - 2.7%
Accenture PLC, Class A (D)	98,500	8,209,975
Teradata Corp. (D)(I)	104,700	4,807,824

		13,017,799
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp., Class A (D)	268,800	7,988,736
Software - 2.2%
Citrix Systems, Inc. (D)(I)	92,700	5,566,635

The accompanying notes are an integral part of the financial statements.
115

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp. (D)	134,400	$5,148,864

		10,715,499
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc. (D)	26,000	13,682,240
Hewlett-Packard Company (D)	382,900	11,441,052

		25,123,292

		63,462,828
Materials - 0.8%
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc. (D)	191,000	3,825,730

TOTAL COMMON STOCKS (Cost $270,732,101)		$332,525,904

SHORT-TERM INVESTMENTS - 48.4%
Repurchase Agreement - 48.4%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $238,233,000 on 03/03/2014,
collateralized by $243,305,000 Federal
Home Loan Mortgage Discount Note,
0.010% due 12/04/2014 (valued at
$242,999,950, including interest)	$238,233,000	$238,233,000

TOTAL SHORT-TERM INVESTMENTS (Cost $238,233,000)		$238,233,000

Total Investments (Redwood Fund)
(Cost $508,965,101) - 116.0%		$570,758,904
Other assets and liabilities, net - (16.0%)		(78,580,252)

TOTAL NET ASSETS - 100.0%		$492,178,652

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.9%
Consumer Discretionary - 11.8%
Automobiles - 2.1%
Tesla Motors, Inc. (I)	84,714	$20,738,828
Toyota Motor Corp., ADR	1,625	187,363

		20,926,191
Household Durables - 0.8%
Harman International Industries, Inc.	51,310	5,373,696
iRobot Corp. (I)(L)	53,900	2,259,488

		7,633,184
Internet & Catalog Retail - 8.3%
Amazon.com, Inc. (I)	105,285	38,123,699
Ctrip.com International, Ltd., ADR (I)	154,495	8,344,275
Netflix, Inc. (I)	19,100	8,511,533
Rakuten, Inc.	293,000	4,212,085
The Priceline Group, Inc. (I)	14,745	19,888,646
zulily, Inc., Class A (I)(L)	72,735	4,974,347

		84,054,585
Media - 0.6%
Twenty-First Century Fox, Inc., Class A	191,300	6,416,202

		119,030,162

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
GrubHub, Inc. (I)(R)	45,094	$385,012
Health Care - 2.0%
Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc. (I)	15,600	6,939,348
Stryker Corp.	45,820	3,676,597

		10,615,945
Health Care Technology - 0.0%
Veeva Systems, Inc., Class A (I)(L)	6,400	225,920
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	60,700	3,455,651
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	125,040	5,411,731

		19,709,247
Industrials - 0.6%
Construction & Engineering - 0.6%
Quanta Services, Inc. (I)	156,070	5,495,225
Information Technology - 79.2%
Communications Equipment - 8.6%
Alcatel-Lucent (I)	703,645	3,044,861
Alcatel-Lucent, ADR	1,776,965	7,605,410
Aruba Networks, Inc. (I)	609,280	12,496,333
Cisco Systems, Inc.	1,067,900	23,280,220
F5 Networks, Inc. (I)	44,905	5,044,628
JDS Uniphase Corp. (I)	252,400	3,478,072
Juniper Networks, Inc. (I)	333,670	8,922,336
QUALCOMM, Inc.	299,030	22,513,969

		86,385,829
Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc. (I)	62,894	3,561,687
Hirose Electric Company, Ltd.	21,400	3,057,600
Ingram Micro, Inc., Class A (I)	22,936	675,465
IPG Photonics Corp. (I)(L)	91,830	6,590,639
Keyence Corp.	6,900	2,971,320
Murata Manufacturing Company, Ltd.	18,200	1,737,556
National Instruments Corp.	158,500	4,591,745
Omron Corp.	53,600	2,260,680
RealD, Inc. (I)(L)	485,700	5,366,985
Trimble Navigation, Ltd. (I)	209,700	8,000,055

		38,813,732
Internet Software & Services - 19.2%
Akamai Technologies, Inc. (I)	90,800	5,550,604
Angie’s List, Inc. (I)(L)	140,800	1,958,528
Autohome, Inc., ADR (I)(L)	2,153	88,704
Baidu, Inc., ADR (I)	87,040	14,877,747
Equinix, Inc. (I)	43,400	8,244,264
Facebook, Inc., Class A (I)	455,060	31,153,408
Google, Inc., Class A (I)	49,515	60,192,910
LinkedIn Corp., Class A (I)	61,600	12,568,864
NAVER Corp.	3,025	2,312,775
NetEase.com, Inc., ADR (L)	89,690	6,203,857
Pandora Media, Inc. (I)	15,075	564,107
RealNetworks, Inc. (I)	138,600	1,040,886
Renren, Inc., ADR (I)(L)	445	1,606
SINA Corp. (I)	126,390	8,636,229
SouFun Holdings, Ltd., ADR (L)	133,925	10,550,612
Tencent Holdings, Ltd.	143,700	11,538,536
VeriSign, Inc. (I)(L)	103,500	5,703,885

The accompanying notes are an integral part of the financial statements.
116

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Yahoo!, Inc. (I)	28,915	$1,118,143
Yelp, Inc. (I)	116,545	11,004,179

		193,309,844
IT Services - 3.9%
Accenture PLC, Class A	73,430	6,120,391
AtoS	22,999	2,230,094
Computer Sciences Corp.	66,190	4,183,208
Fiserv, Inc. (I)	50,510	2,932,106
MasterCard, Inc., Class A	140,240	10,899,453
Visa, Inc., Class A	58,060	13,118,076

		39,483,328
Semiconductors & Semiconductor Equipment - 19.6%
Altera Corp.	459,900	16,698,969
Analog Devices, Inc.	11,485	583,668
Applied Materials, Inc.	698,165	13,237,208
ARM Holdings PLC, ADR	169,500	8,508,900
ASML Holding NV, ADR (L)	106,000	9,130,840
Atmel Corp. (I)	830,400	6,693,024
Avago Technologies, Ltd.	284,875	17,576,788
Broadcom Corp., Class A	103,000	3,061,160
First Solar, Inc. (I)	84,900	4,845,243
Infineon Technologies AG	448,623	5,078,502
Intel Corp.	6,870	170,101
Lam Research Corp. (I)	129,315	6,689,465
Marvell Technology Group, Ltd.	185,900	2,842,411
Maxim Integrated Products, Inc.	159,945	5,231,801
MediaTek, Inc.	688,000	10,142,326
Mellanox Technologies, Ltd. (I)(L)	233,100	8,512,812
Microchip Technology, Inc. (L)	32,635	1,486,524
Micron Technology, Inc. (I)	476,510	11,526,777
NVIDIA Corp.	139,720	2,568,054
NXP Semiconductor NV (I)	104,010	5,848,482
ON Semiconductor Corp. (I)	1,236,700	11,550,778
Semtech Corp. (I)	172,200	4,296,390
SK Hynix, Inc. (I)	81,030	2,946,206
STR Holdings, Inc. (I)	485,166	718,046
SunPower Corp. (I)(L)	235,770	7,811,060
Taiwan Semiconductor
Manufacturing Company, Ltd.	639,000	2,305,066
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	923,510	16,687,826
Teradyne, Inc. (I)(L)	201,195	4,080,235
Texas Instruments, Inc.	148,840	6,691,846

		197,520,508
Software - 15.9%
Activision Blizzard, Inc.	241,440	4,671,864
Adobe Systems, Inc. (I)	84,395	5,790,341
Aspen Technology, Inc. (I)	207,150	9,725,693
Autodesk, Inc. (I)	251,000	13,167,460
Check Point Software Technologies, Ltd. (I)	111,200	7,497,104
Citrix Systems, Inc. (I)	208,600	12,526,430
Intuit, Inc.	36,465	2,849,740
Microsoft Corp.	948,445	36,334,928
Nintendo Company, Ltd.	5,700	704,515
Oracle Corp.	136,100	5,322,871
Red Hat, Inc. (I)	350,600	20,681,894
Salesforce.com, Inc. (I)	235,435	14,684,081
ServiceNow, Inc. (I)	300,875	20,477,553
Workday, Inc., Class A (I)	51,165	5,624,057

		160,058,531

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	41,485	$21,831,066
Dell, Inc.	992,200	13,642,750
Lenovo Group, Ltd.	946,000	1,009,859
NEC Corp.	36,000	121,729
SanDisk Corp.	157,910	11,732,713
Seagate Technology PLC	228,210	11,910,280
Western Digital Corp.	241,900	21,042,881

		81,291,278

		796,863,050
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	1,994,000	2,639,151

TOTAL COMMON STOCKS (Cost $747,233,581)		$944,121,847

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cloudera, Inc. (I)(R)	45,681	665,115

TOTAL PREFERRED SECURITIES (Cost $665,115)		$665,115

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	5,280,555	52,841,459

TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,840,818)		$52,841,459

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 4.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,984,853	$1,984,853
T. Rowe Price Prime Reserve Investment
Fund, 0.0521% (Y)	45,370,339	45,370,339

		47,355,192
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $8,157,000 on 03/03/2014,
collateralized by $7,900,000 Federal Home
Loan Mortgage Corp., 2.500% due
05/27/2016 (valued at $8,324,625,
including interest)	8,157,000	8,157,000

TOTAL SHORT-TERM INVESTMENTS (Cost $55,512,192)		$55,512,192

Total Investments (Science & Technology Fund)
(Cost $856,251,706) - 104.7%		$1,053,140,613
Other assets and liabilities, net - (4.7%)		(47,421,130)

TOTAL NET ASSETS - 100.0%		$1,005,719,483

The accompanying notes are an integral part of the financial statements.
117

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.4%
U.S. Government - 20.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$6,182,791	$6,413,986
U.S. Treasury Notes
0.625%, 08/31/2017	2,905,000	2,873,225
0.750%, 06/30/2017 to 03/31/2018	11,235,000	11,152,524
0.875%, 09/15/2016 to 01/31/2018	22,390,000	22,394,362
1.250%, 09/30/2015 to 10/31/2018	4,195,000	4,243,781
2.625%, 04/30/2018	1,600,000	1,692,374

		48,770,252
U.S. Government Agency - 72.8%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	11,421,000	11,776,193
5.125%, 04/19/2017 (S)	21,088,000	23,832,519
Federal Farm Credit Bank
0.570%, 08/11/2016	6,170,000	6,166,835
0.900%, 12/26/2017	2,075,000	2,056,586
0.970%, 09/05/2017	2,695,000	2,685,088
1.030%, 03/12/2018	3,700,000	3,659,026
1.100%, 06/20/2017	2,830,000	2,830,142
1.240%, 11/13/2018	6,825,000	6,702,580
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,721,979
1.130%, 03/27/2018	4,750,000	4,672,119
1.150%, 07/25/2018	5,245,000	5,128,351
2.125%, 06/10/2016	1,245,000	1,290,816
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,875,116
1.200%, 03/20/2018	2,330,000	2,311,607
1.300%, 12/26/2017	3,275,000	3,275,557
2.222%, 09/01/2042 (P)	1,688,446	1,735,532
2.405%, 04/01/2037 (P)	1,394,212	1,478,133
2.418%, 06/01/2039 (P)	1,074,028	1,142,308
2.640%, 01/01/2044 (P)	2,034,384	2,100,553
4.331%, 09/01/2039 (P)	561,227	597,006
6.000%, 12/01/2037	312,152	345,818
6.500%, 09/01/2039	260,979	291,712
Federal National Mortgage Association
0.520%, 05/20/2016	6,675,000	6,668,912
0.580%, 04/25/2016	1,000,000	1,000,127
0.625%, 11/14/2016	1,780,000	1,776,474
0.900%, 11/27/2017	3,000,000	2,964,405
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,307,322
1.050%, 11/15/2017	3,000,000	2,975,682
1.916%, 08/01/2042 (P)	1,534,445	1,571,888
2.362%, 09/01/2041 (P)	1,927,169	2,006,309
2.424%, 04/01/2042 (P)	1,200,759	1,246,794
2.482%, 02/01/2042 (P)	1,788,729	1,855,280
2.500%, 10/01/2027	4,206,788	4,238,010
3.500%, 12/01/2026	469,813	497,932
4.315%, 04/01/2048 (P)	7,098	7,551
5.500%, 05/01/2034 to 08/01/2040	3,685,195	4,080,772
6.000%, 12/01/2036 to 09/01/2037	4,540,454	5,044,338
6.500%, 01/01/2039	1,884,744	2,110,172
Government National Mortgage Association
2.500%, 01/20/2042 (P)	5,429,263	5,609,925
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,541,447
4.500%, 04/01/2018	5,470,000	6,106,664
4.875%, 12/15/2016	7,764,000	8,649,244
5.500%, 07/18/2017	3,151,000	3,613,312

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
6.250%, 12/15/2017	$1,613,000	$1,910,586

		172,458,722

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $221,318,734)		$221,228,974

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.305%, 07/25/2022	4,151,300	350,274
Series K017, Class X1 IO,
1.444%, 12/25/2021	1,724,436	149,914
Series K709, Class X1 IO,
1.543%, 03/25/2019	2,193,501	146,745
Series K707, Class X1 IO,
1.555%, 12/25/2018	1,479,670	95,317
Series K706, Class X1 IO,
1.591%, 10/25/2018	4,243,760	274,834
Series K711, Class X1 IO,
1.710%, 07/25/2019	5,679,731	439,560
Series K710, Class X1 IO,
1.782%, 05/25/2019	1,598,079	126,061
Series 4094, Class QA,
3.000%, 11/15/2039	4,270,037	4,407,677
Series 3956, Class DJ,
3.250%, 10/15/2036	1,070,231	1,119,234
Series 3499, Class PA,
4.500%, 08/15/2036	230,445	239,498
Series 3947, Class PA,
4.500%, 01/15/2041	268,349	291,078
Federal National Mortgage Association,
Series 2011-146, Class MA
3.500%, 08/25/2041	1,618,440	1,680,790
Government National Mortgage Association,
Series 2012-114, Class IO
1.033%, 01/16/2053	1,344,073	119,227

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,553,737)		$9,440,209

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Barclays Tri-Party Repurchase Agreement
dated 02/28/2014 at 0.040% to be
repurchased at $4,792,016 on 03/03/2014,
collateralized by $4,880,600 U.S. Treasury
Note, 0.250% due 09/30/2015 (valued at
$4,887,951, including interest)	4,792,000	4,792,000

The accompanying notes are an integral part of the financial statements.
118

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $226,000 on 03/03/2014,
collateralized by $235,000 Federal Home
Loan Discount Note, 0.010% due
03/26/2014 (valued at $234,883,
including interest).	$226,000	$226,000

		5,018,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,018,000)		$5,018,000

Total Investments (Short Term Government Income Fund)
(Cost $235,890,471) - 99.5%		$235,687,183
Other assets and liabilities, net - 0.5%		1,230,389

TOTAL NET ASSETS - 100.0%		$236,917,572

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 12.4%
Auto Components - 1.0%
Tenneco, Inc. (I)	40,351	$2,430,744
Hotels, Restaurants & Leisure - 3.2%
Bloomin’ Brands, Inc. (I)	114,037	2,866,890
Buffalo Wild Wings, Inc. (I)	11,718	1,699,110
Panera Bread Company, Class A (I)	15,892	2,881,537

		7,447,537
Household Durables - 2.2%
Standard Pacific Corp. (I)	314,612	2,866,115
Taylor Morrison Home Corp., Class A (I)	89,646	2,251,908

		5,118,023
Internet & Catalog Retail - 0.9%
HSN, Inc.	35,889	2,058,234
Media - 1.5%
DreamWorks Animation SKG, Inc., Class A (I)	40,692	1,217,098
IMAX Corp. (I)(L)	85,274	2,281,080

		3,498,178
Multiline Retail - 0.4%
Tuesday Morning Corp. (I)	60,148	940,715
Specialty Retail - 1.9%
Lumber Liquidators Holdings, Inc. (I)	23,668	2,539,103
Pier 1 Imports, Inc.	100,850	1,908,082

		4,447,185
Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc., Class A (I)	66,925	2,257,380
Steven Madden, Ltd. (I)	23,666	862,626

		3,120,006

		29,060,622
Consumer Staples - 2.6%
Food Products - 1.6%
The WhiteWave Foods Company, Class A (I)	129,879	3,675,576

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	30,833	$2,405,282

		6,080,858
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Athlon Energy, Inc. (I)	59,721	2,219,232
Diamondback Energy, Inc. (I)	42,435	2,729,844

		4,949,076

		4,949,076
Financials - 7.1%
Banks - 1.1%
PacWest Bancorp (L)	58,614	2,543,848
Capital Markets - 4.3%
Artisan Partners Asset
Management, Inc., Class A	7,452	470,743
Financial Engines, Inc.	38,561	2,179,082
Henderson Group PLC	244,136	1,040,286
HFF, Inc., Class A	41,900	1,336,610
LPL Financial Holdings, Inc.	38,516	2,067,539
Virtus Investment Partners, Inc. (I)	10,260	1,899,742
WisdomTree Investments, Inc. (I)	77,345	1,205,035

		10,199,037
Insurance - 1.0%
Protective Life Corp.	43,757	2,281,490
Real Estate Management & Development - 0.7%
Kennedy-Wilson Holdings, Inc.	65,600	1,659,680

		16,684,055
Health Care - 17.0%
Biotechnology - 6.1%
Agios Pharmaceuticals, Inc. (I)	1,600	50,016
Alnylam Pharmaceuticals, Inc. (I)	16,036	1,302,765
Cubist Pharmaceuticals, Inc. (I)	30,126	2,395,620
Exelixis, Inc. (I)(L)	146,990	1,037,749
Hyperion Therapeutics, Inc. (I)	37,063	1,148,953
ImmunoGen, Inc. (I)(L)	60,562	993,217
Ironwood Pharmaceuticals, Inc. (I)(L)	51,046	740,677
NPS Pharmaceuticals, Inc. (I)	59,518	2,081,940
Portola Pharmaceuticals, Inc. (I)	64,725	1,578,643
Seattle Genetics, Inc. (I)(L)	33,140	1,742,833
TESARO, Inc. (I)	37,406	1,234,772

		14,307,185
Health Care Equipment & Supplies - 3.6%
DexCom, Inc. (I)	70,329	3,171,838
HeartWare International, Inc. (I)	24,067	2,311,154
Insulet Corp. (I)	62,095	2,943,924

		8,426,916
Health Care Providers & Services - 3.7%
Acadia Healthcare Company, Inc. (I)	39,898	1,972,557
Envision Healthcare Holdings, Inc. (I)	80,573	2,712,087
ExamWorks Group, Inc. (I)	53,499	1,946,294
Team Health Holdings, Inc. (I)	46,030	2,072,271

		8,703,209
Life Sciences Tools & Services - 1.4%
Covance, Inc. (I)	31,410	3,252,820
Pharmaceuticals - 2.2%
Pacira Pharmaceuticals, Inc. (I)	17,802	1,392,828
Salix Pharmaceuticals, Ltd. (I)	22,422	2,419,782

The accompanying notes are an integral part of the financial statements.
119

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
The Medicines Company (I)	42,403	$1,295,412

		5,108,022

		39,798,152
Industrials - 19.7%
Aerospace & Defense - 3.1%
DigitalGlobe, Inc. (I)	76,916	2,390,549
Moog, Inc., Class A (I)	41,242	2,554,117
Teledyne Technologies, Inc. (I)	23,251	2,278,133

		7,222,799
Airlines - 1.5%
Spirit Airlines, Inc. (I)	61,734	3,486,736
Building Products - 2.3%
Armstrong World Industries, Inc. (I)	52,761	2,896,051
Owens Corning	55,403	2,535,241

		5,431,292
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (I)	46,746	2,209,216
Electrical Equipment - 1.6%
Acuity Brands, Inc.	12,483	1,760,727
Generac Holdings, Inc.	33,838	1,927,751

		3,688,478
Machinery - 1.5%
Altra Holdings, Inc.	96,466	3,414,896
Professional Services - 2.2%
TrueBlue, Inc. (I)	98,730	2,811,829
WageWorks, Inc. (I)	41,463	2,452,536

		5,264,365
Road & Rail - 3.2%
Avis Budget Group, Inc. (I)	40,838	1,918,978
Con-way, Inc.	34,077	1,299,697
Old Dominion Freight Line, Inc. (I)	47,080	2,506,539
Swift Transportation Company (I)	76,020	1,851,847

		7,577,061
Trading Companies & Distributors - 3.4%
Applied Industrial Technologies, Inc.	60,044	3,064,045
HD Supply Holdings, Inc. (I)	94,151	2,190,894
WESCO International, Inc. (I)(L)	32,166	2,773,031

		8,027,970

		46,322,813
Information Technology - 35.4%
Communications Equipment - 1.3%
Palo Alto Networks, Inc. (I)	42,729	3,040,168
Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp. (I)	55,700	2,097,662
Internet Software & Services - 14.3%
Angie’s List, Inc. (I)(L)	131,082	1,823,351
Bankrate, Inc. (I)	177,120	3,565,426
Constant Contact, Inc. (I)	101,306	2,793,006
Cornerstone OnDemand, Inc. (I)	38,160	2,227,781
CoStar Group, Inc. (I)	15,144	3,044,550
Dealertrack Technologies, Inc. (I)	64,253	3,474,160
Demandware, Inc. (I)	24,121	1,811,728
Envestnet, Inc. (I)	26,617	1,113,655
OpenTable, Inc. (I)	8,245	657,044
Pandora Media, Inc. (I)	24,430	914,171
Shutterstock, Inc. (I)	31,688	3,149,153

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Web.com Group, Inc. (I)	141,078	$5,142,293
Wix.com, Ltd. (I)(L)	50,295	1,554,116
Zillow, Inc., Class A (I)(L)	28,176	2,355,514

		33,625,948
IT Services - 6.4%
Acxiom Corp. (I)	52,103	1,939,795
Global Payments, Inc.	39,574	2,783,239
Heartland Payment Systems, Inc.	49,058	1,983,906
MAXIMUS, Inc.	39,387	1,882,305
Virtusa Corp. (I)	57,125	2,077,636
WEX, Inc. (I)	25,048	2,425,147
WNS Holdings, Ltd., ADR (I)	97,239	1,934,084

		15,026,112
Semiconductors & Semiconductor Equipment - 3.3%
First Solar, Inc. (I)	32,518	1,855,802
Freescale Semiconductor, Ltd. (I)	57,800	1,314,950
Lattice Semiconductor Corp. (I)	285,149	2,158,578
Silicon Laboratories, Inc. (I)	20,300	1,054,991
SunEdison, Inc. (I)	76,500	1,404,540

		7,788,861
Software - 9.2%
Cadence Design Systems, Inc. (I)	119,987	1,839,401
Concur Technologies, Inc. (I)(L)	27,774	3,428,700
FleetMatics Group PLC (I)(L)	103,268	3,815,753
PTC, Inc. (I)	58,911	2,315,791
Solera Holdings, Inc.	36,825	2,519,567
Tableau Software, Inc., Class A (I)	21,486	2,026,989
Telogis, Inc. (I)(R)	162,887	286,681
Tyler Technologies, Inc. (I)	19,295	1,809,485
Verint Systems, Inc. (I)	72,964	3,415,445

		21,457,812

		83,036,563
Materials - 1.1%
Paper & Forest Products - 1.1%
KapStone Paper and Packaging Corp. (I)	78,247	2,487,472

TOTAL COMMON STOCKS (Cost $166,175,354)		$228,419,611

PREFERRED SECURITIES - 1.0%
Consumer Discretionary - 0.4%
Mobileye (I)(R)	24,657	983,568
Information Technology - 0.6%
Cloudera, Inc. (I)(R)	33,122	482,256
DocuSign, Inc. (I)	25,424	333,878
Telogis, Inc. (I)(R)	221,826	556,783

		1,372,917

TOTAL PREFERRED SECURITIES (Cost $2,164,946)		$2,356,485

SECURITIES LENDING COLLATERAL - 8.9%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	2,090,580	20,920,014

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,919,939)		$20,920,014

Total Investments (Small Cap Growth Fund)
(Cost $189,260,239) - 107.3%		$251,696,110
Other assets and liabilities, net - (7.3%)		(17,192,896)

TOTAL NET ASSETS - 100.0%		$234,503,214

The accompanying notes are an integral part of the financial statements.
120

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 13.9%
Auto Components - 0.9%
Federal-Mogul Corp. (I)	6,207	$116,940
Lear Corp.	2,401	194,961
Modine Manufacturing Company (I)	4,677	69,173
Motorcar Parts of America, Inc. (I)	2,590	63,792
Shiloh Industries, Inc. (I)	1,546	30,147
Spartan Motors, Inc.	4,866	27,590
Standard Motor Products, Inc.	3,228	113,464
Stoneridge, Inc. (I)	2,033	22,383
Superior Industries International, Inc.	4,830	88,292
TRW Automotive Holdings Corp. (I)	12,889	1,061,022
Visteon Corp. (I)	278	23,194

		1,810,958
Automobiles - 0.5%
Thor Industries, Inc.	18,511	1,036,801
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	171,258
VOXX International Corp. (I)	2,806	36,478
Weyco Group, Inc.	494	13,032

		220,768
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc., Class A (I)(L)	2,709	198,922
Bridgepoint Education, Inc. (I)	561	10,822
Cambium Learning Group, Inc. (I)	3,781	7,751
Career Education Corp. (I)	6,866	50,740
Carriage Services, Inc.	1,315	26,865
Corinthian Colleges, Inc. (I)(L)	9,369	14,616
DeVry Education Group, Inc.	3,663	153,883
Education Management Corp. (I)	262	1,556
Graham Holdings Company, Class B	1,176	845,191
Matthews International Corp., Class A	253	10,381
Regis Corp. (L)	8,066	113,408
Steiner Leisure, Ltd. (I)	148	6,545

		1,440,680
Hotels, Restaurants & Leisure - 3.8%
Ambassadors Group, Inc. (I)	202	798
Ark Restaurants Corp.	197	4,334
Bally Technologies, Inc. (I)	15,561	1,054,258
Biglari Holdings, Inc. (I)	267	119,880
Bob Evans Farms, Inc.	2,266	117,243
Boyd Gaming Corp. (I)	13,073	151,908
Canterbury Park Holding Corp. (I)	100	1,015
Carrols Restaurant Group, Inc. (I)	1,313	9,322
Churchill Downs, Inc.	1,871	174,003
Cracker Barrel Old Country Store, Inc.	8,700	865,215
Darden Restaurants, Inc.	549	28,032
DineEquity, Inc.	11,476	961,115
Dover Downs Gaming & Entertainment, Inc. (I)	2,392	3,708
Frisch’s Restaurants, Inc.	301	7,170
Full House Resorts, Inc. (I)	632	1,510
Gaming Partners International Corp. (I)	400	3,824
International Speedway Corp., Class A	5,732	193,340
Isle of Capri Casinos, Inc. (I)	7,312	65,808
Life Time Fitness, Inc. (I)(L)	759	35,825
Luby’s, Inc. (I)(L)	6,723	42,691
Marriott Vacations Worldwide Corp. (I)	1,692	88,728
Monarch Casino & Resort, Inc. (I)	2,300	43,355
MTR Gaming Group, Inc. (I)	4,201	22,223
Orient-Express Hotels, Ltd., Class A (I)	11,800	181,720
Papa John’s International, Inc.	26,015	1,324,164
Pinnacle Entertainment, Inc. (I)	8,929	216,975

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)(L)	17,415	$1,357,151
Rick’s Cabaret International, Inc. (I)	2,292	26,060
Ruby Tuesday, Inc. (I)	8,325	51,032
Speedway Motorsports, Inc.	6,730	133,389
The Marcus Corp.	3,767	53,152
The Wendy’s Company (L)	47,925	459,122

		7,798,070
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	1,320	19,774
Beazer Homes USA, Inc. (I)(L)	23,627	547,910
Cavco Industries, Inc. (I)	648	50,836
Cobra Electronics Corp. (I)	400	1,356
CSS Industries, Inc.	926	25,002
Emerson Radio Corp. (I)	6,514	14,005
Flexsteel Industries, Inc.	431	16,012
Helen of Troy, Ltd. (I)	4,589	299,708
Hooker Furniture Corp. (L)	2,845	42,960
Kid Brands, Inc. (I)	2,309	1,570
La-Z-Boy, Inc.	44,715	1,142,021
Lennar Corp., Class B	865	31,330
Lifetime Brands, Inc.	962	16,104
M/I Homes, Inc. (I)	2,518	62,698
MDC Holdings, Inc.	1,223	38,145
Meritage Homes Corp. (I)	1,171	56,454
NACCO Industries, Inc., Class A	500	29,315
Skyline Corp. (I)	705	4,054
Stanley Furniture Company, Inc. (I)	2,115	6,387
The Ryland Group, Inc. (L)	2,668	124,302
Universal Electronics, Inc. (I)	557	23,277

		2,553,220
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	5,490	28,877
dELiA*s, Inc. (I)	3,000	3,240
FTD Companies, Inc. (I)	3,322	103,181
Gaiam, Inc., Class A (I)	3,280	21,123
Liberty Ventures, Series A (I)	297	42,325
ValueVision Media, Inc., Class A (I)	915	5,115

		203,861
Leisure Products - 0.1%
Callaway Golf Company	10,513	88,519
JAKKS Pacific, Inc. (L)	3,041	21,774
Johnson Outdoors, Inc., Class A	200	4,412

		114,705
Media - 1.5%
AH Belo Corp., Class A	4,621	51,016
Ballantyne Strong, Inc. (I)	1,790	8,288
Beasley Broadcasting Group, Inc., Class A	447	4,014
Central European Media
Enterprises, Ltd., Class A (I)(L)	2,003	9,494
CTC Media, Inc.	585	6,178
Cumulus Media, Inc., Class A (I)	2,304	15,114
DreamWorks Animation SKG, Inc., Class A (I)	2,570	76,869
Gannett Company, Inc.	2,344	69,734
Gray Television, Inc. (I)	8,117	95,375
Harte-Hanks, Inc.	9,457	75,561
Journal Communications, Inc., Class A (I)	8,168	74,901
Live Nation Entertainment, Inc. (I)	10,761	244,167
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	4,400	23,144
Media General, Inc. (I)(L)	5,000	94,850
Meredith Corp. (L)	2,988	139,838

The accompanying notes are an integral part of the financial statements.
121

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Nexstar Broadcasting Group, Inc., Class A	18,525	$790,647
Radio One, Inc., Class D (I)	4,508	22,405
Salem Communications Corp., Class A	1,200	10,908
Sizmek, Inc. (I)	1,450	17,966
The EW Scripps Company, Class A (I)	6,860	134,593
The Interpublic Group of Companies, Inc.	57,006	1,010,146
The Madison Square Garden, Inc., Class A (I)	2,391	136,311
The McClatchy Company, Class A (I)(L)	8,210	43,595

		3,155,114
Multiline Retail - 0.3%
Dillard’s, Inc., Class A	4,408	408,093
Fred’s, Inc., Class A	6,736	134,248
Tuesday Morning Corp. (I)	4,400	68,816

		611,157
Specialty Retail - 3.4%
Aaron’s, Inc.	2,104	64,656
America’s Car-Mart, Inc. (I)(L)	601	21,780
Barnes & Noble, Inc. (I)(L)	9,129	174,912
bebe stores, Inc.	58,633	355,902
Big 5 Sporting Goods Corp.	498	7,560
Books-A-Million, Inc. (I)	2,241	5,042
Brown Shoe Company, Inc.	6,262	153,920
Build-A-Bear Workshop, Inc. (I)	3,247	25,132
Cabela’s, Inc. (I)(L)	1,460	96,827
Cache, Inc. (I)	3,112	16,494
Christopher & Banks Corp. (I)	2,906	19,354
Citi Trends, Inc. (I)	353	5,789
Conn’s, Inc. (I)(L)	6,684	239,287
Destination XL Group, Inc. (I)	6,459	36,816
Foot Locker, Inc.	1,570	65,485
GameStop Corp., Class A	16,216	605,019
Genesco, Inc. (I)	1,182	87,764
GNC Holdings, Inc., Class A	17,852	830,475
Group 1 Automotive, Inc. (L)	3,300	220,308
Haverty Furniture Companies, Inc.	3,731	108,759
hhgregg, Inc. (I)(L)	1,994	21,116
Lithia Motors, Inc., Class A	2,149	136,290
MarineMax, Inc. (I)	4,389	63,202
New York & Company, Inc. (I)	2,900	12,847
Office Depot, Inc. (I)	22,750	112,158
Pacific Sunwear of California, Inc. (I)	15,200	43,472
Penske Automotive Group, Inc.	23,994	1,038,700
Perfumania Holdings, Inc. (I)	1,016	6,350
Pier 1 Imports, Inc.	34,609	654,802
RadioShack Corp. (I)(L)	2,661	7,131
Rent-A-Center, Inc.	12,800	321,792
Shoe Carnival, Inc.	2,916	75,349
Signet Jewelers, Ltd.	1,145	109,405
Sonic Automotive, Inc., Class A	1,607	38,182
Stage Stores, Inc. (L)	5,947	117,751
Stein Mart, Inc.	5,406	73,468
Systemax, Inc. (I)	4,305	50,670
The Children’s Place Retail Stores, Inc. (I)	241	13,055
The Finish Line, Inc., Class A	525	14,186
The Men’s Wearhouse, Inc.	7,700	414,183
The Pep Boys - Manny, Moe & Jack (I)	9,800	123,382
The Wet Seal, Inc., Class A (I)	10,900	20,710
West Marine, Inc. (I)	4,685	58,469
Zale Corp. (I)	6,957	151,176

		6,819,127

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.2%
Charles & Colvard, Ltd. (I)	775	$3,170
Columbia Sportswear Company (L)	13,886	1,153,763
Crocs, Inc. (I)	88	1,340
Culp, Inc.	709	13,670
Delta Apparel, Inc. (I)	522	8,451
G-III Apparel Group, Ltd. (I)	981	68,170
Iconix Brand Group, Inc. (I)(L)	13,197	531,047
Lakeland Industries, Inc. (I)	700	4,564
Movado Group, Inc.	3,584	141,102
Perry Ellis International, Inc. (I)	2,224	31,025
Quiksilver, Inc. (I)	10,200	79,560
RG Barry Corp.	1,273	23,576
Rocky Brands, Inc.	1,126	15,494
Skechers U.S.A., Inc., Class A (I)	5,025	169,493
The Jones Group, Inc.	8,281	123,718
Unifi, Inc. (I)	3,710	91,785

		2,459,928

		28,224,389
Consumer Staples - 2.4%
Beverages - 0.1%
Constellation Brands, Inc., Class A (I)	796	64,500
Craft Brewers Alliance, Inc. (I)	2,766	45,169
MGP Ingredients, Inc.	2,626	14,916

		124,585
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	555	38,012
Ingles Markets, Inc., Class A	2,701	63,419
Spartan Stores, Inc.	6,634	149,862
Susser Holdings Corp. (I)(L)	3,944	238,928
The Andersons, Inc.	3,477	190,679
The Pantry, Inc. (I)	4,883	73,636
United Natural Foods, Inc. (I)	12,035	871,093
Village Super Market, Inc., Class A	313	8,579
Weis Markets, Inc.	2,061	103,957

		1,738,165
Food Products - 1.0%
Alico, Inc.	490	18,600
Boulder Brands, Inc. (I)(L)	6,928	104,197
Cal-Maine Foods, Inc.	700	36,799
Chiquita Brands International, Inc. (I)	5,723	62,610
Dean Foods Company (I)	8,806	130,241
Fresh Del Monte Produce, Inc.	9,985	264,203
Griffin Land & Nurseries, Inc.	68	2,083
Omega Protein Corp. (I)	4,810	52,285
Post Holdings, Inc. (I)	3,298	188,382
Sanderson Farms, Inc.	246	18,903
Seaboard Corp. (I)	47	119,146
Seneca Foods Corp., Class A (I)	2,016	61,044
Snyders-Lance, Inc.	1,625	44,021
The Hain Celestial Group, Inc. (I)(L)	1,480	132,164
TreeHouse Foods, Inc. (I)	11,049	787,352

		2,022,030
Household Products - 0.3%
Central Garden & Pet Company (I)	2,475	18,736
Central Garden & Pet Company, Class A (I)	6,231	45,860
Energizer Holdings, Inc.	965	93,933
Oil-Dri Corp. of America	855	28,386
Orchids Paper Products Company	625	21,044
Spectrum Brands Holdings, Inc.	4,543	354,399

		562,358

The accompanying notes are an integral part of the financial statements.
122

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.1%
CCA Industries, Inc.	400	$1,272
Inter Parfums, Inc.	1,654	55,591
Mannatech, Inc. (I)	83	1,428
Nutraceutical International Corp. (I)	2,391	62,620

		120,911
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	43,801
Universal Corp. (L)	3,700	213,305

		257,106

		4,825,155
Energy - 8.2%
Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc. (I)	2,698	127,858
Basic Energy Services, Inc. (I)(L)	5,693	135,778
Bolt Technology Corp.	1,048	21,075
Bristow Group, Inc.	6,352	492,915
C&J Energy Services, Inc. (I)(L)	774	20,008
Cal Dive International, Inc. (I)(L)	8,437	14,933
Dawson Geophysical Company (I)	1,649	47,326
Dresser-Rand Group, Inc. (I)	11,925	647,885
ENGlobal Corp. (I)	267	433
Era Group, Inc. (I)	2,519	71,162
Exterran Holdings, Inc. (I)	9,219	377,702
Forum Energy Technologies, Inc. (I)	557	14,426
Global Geophysical Services, Inc. (I)	4,342	6,079
Gulf Island Fabrication, Inc.	3,360	70,459
Gulfmark Offshore, Inc., Class A	5,420	257,125
Helix Energy Solutions Group, Inc. (I)	50,933	1,204,056
Hercules Offshore, Inc. (I)	20,463	97,404
Hornbeck Offshore Services, Inc. (I)	5,800	248,008
Key Energy Services, Inc. (I)	1,619	14,636
Matrix Service Company (I)	3,185	103,098
Mitcham Industries, Inc. (I)	2,445	35,184
Nabors Industries, Ltd.	16,347	376,308
Natural Gas Services Group, Inc. (I)	2,736	88,920
Newpark Resources, Inc. (I)	14,056	156,303
Oil States International, Inc. (I)	9,413	893,482
Parker Drilling Company (I)	16,317	131,678
Patterson-UTI Energy, Inc.	9,862	287,083
PHI, Inc. (I)	2,700	108,540
Pioneer Energy Services Corp. (I)	13,710	156,294
Rowan Companies PLC, Class A (I)	13,921	464,405
SEACOR Holdings, Inc. (I)(L)	2,930	259,188
Superior Energy Services, Inc.	4,462	132,031
Tesco Corp. (I)	139	2,637
TETRA Technologies, Inc. (I)	7,049	84,588
Tidewater, Inc.	5,452	265,621
Unit Corp. (I)	10,500	644,700
Willbros Group, Inc. (I)	11,697	115,566

		8,174,894
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc.	139	10,230
Alon USA Energy, Inc. (L)	8,155	109,195
Alpha Natural Resources, Inc. (I)(L)	13,589	72,973
Approach Resources, Inc. (I)(L)	1,893	42,157
Bill Barrett Corp. (I)(L)	4,159	105,389
Biofuel Energy Corp. (I)	240	698
BPZ Resources, Inc. (I)(L)	7,809	16,087
Callon Petroleum Company (I)	3,702	25,063
Carrizo Oil & Gas, Inc. (I)	2,015	100,226
Clayton Williams Energy, Inc. (I)	372	36,084

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc. (I)	1,335	$25,899
Comstock Resources, Inc. (L)	5,496	108,601
Contango Oil & Gas Company (I)	1,292	61,267
Delek US Holdings, Inc.	5,562	154,401
DHT Holdings, Inc.	1,910	14,974
Double Eagle Petroleum Company (I)	1,718	3,694
Emerald Oil, Inc. (I)	3,738	28,633
Endeavour International Corp. (I)(L)	3,363	16,344
Energen Corp.	13,144	1,057,303
EPL Oil & Gas, Inc. (I)	7,993	240,589
Green Plains Renewable Energy, Inc. (L)	7,707	203,696
Harvest Natural Resources, Inc. (I)(L)	6,322	26,552
Knightsbridge Tankers, Ltd.	2,275	23,569
Magnum Hunter Resources Corp. (I)(L)	2,084	17,485
Matador Resources Company (I)	289	7,011
Newfield Exploration Company (I)	6,085	171,536
Nordic American Tankers, Ltd.	459	4,852
Northern Oil and Gas, Inc. (I)(L)	1,200	16,704
Overseas Shipholding Group, Inc. (I)(L)	4,418	25,624
PDC Energy, Inc. (I)	3,910	242,928
Peabody Energy Corp.	9,369	164,520
Penn Virginia Corp. (I)(L)	5,500	83,325
QEP Resources, Inc.	5,362	155,123
Renewable Energy Group, Inc. (I)(L)	1,366	15,941
Rex Energy Corp. (I)	5,913	112,347
Rosetta Resources, Inc. (I)	16,229	720,081
SandRidge Energy, Inc. (I)(L)	1,913	12,339
Scorpio Tankers, Inc.	46,688	457,076
SemGroup Corp., Class A	2,466	166,011
Ship Finance International, Ltd. (L)	1,579	29,717
SM Energy Company	1,014	74,783
Stone Energy Corp. (I)	3,527	126,760
Swift Energy Company (I)(L)	5,863	58,630
Targa Resources Corp.	13,070	1,264,653
Tesoro Corp.	2,402	122,526
Triangle Petroleum Corp. (I)(L)	5,316	47,631
Ultra Petroleum Corp. (I)(L)	41,854	1,053,047
VAALCO Energy, Inc. (I)	4,771	31,775
W&T Offshore, Inc.	672	10,127
Warren Resources, Inc. (I)	7,110	31,497
Western Refining, Inc. (L)	5,265	191,909
Whiting Petroleum Corp. (I)	5,425	372,752
WPX Energy, Inc. (I)	10,361	182,561

		8,454,895

		16,629,789
Financials - 23.8%
Banks - 9.2%
1st Source Corp.	3,680	114,816
1st United Bancorp, Inc.	1,670	12,859
Access National Corp.	359	6,049
American National Bankshares, Inc.	539	12,106
Ameris Bancorp (I)	2,259	47,529
Associated Banc-Corp.	20,485	341,895
Bancfirst Corp.	601	33,073
BancorpSouth, Inc.	43,099	1,031,359
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	3,123
Banner Corp.	2,395	95,058
Bar Harbor Bankshares	232	8,816
BBCN Bancorp, Inc.	8,740	148,755
Boston Private Financial Holdings, Inc. (L)	93,225	1,215,654
Bryn Mawr Bank Corp.	454	12,934

The accompanying notes are an integral part of the financial statements.
123

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
C&F Financial Corp.	63	$2,306
Camden National Corp.	211	7,921
Capital Bank Financial Corp., Class A (I)	392	9,016
Capital City Bank Group, Inc.	2,956	41,916
CapitalSource, Inc.	8,473	124,553
Cardinal Financial Corp.	4,374	75,408
Cathay General Bancorp	10,181	258,699
Center Bancorp, Inc.	1,133	21,085
Centerstate Banks, Inc.	2,800	30,604
Century Bancorp, Inc., Class A	108	3,877
Chemical Financial Corp.	2,894	85,344
City Holding Company (L)	378	16,738
CoBiz Financial, Inc.	5,644	62,987
Columbia Banking System, Inc.	2,584	67,752
Community Bank Systems, Inc. (L)	2,500	91,075
Community Trust Bancorp, Inc.	1,331	52,708
CVB Financial Corp. (L)	62,185	968,220
East West Bancorp, Inc.	28,800	1,027,872
Enterprise Bancorp, Inc.	204	3,927
Enterprise Financial Services Corp.	3,205	59,998
Fidelity Southern Corp.	824	11,841
Financial Institutions, Inc.	1,228	27,065
First Bancorp North Carolina	3,981	72,852
First BanCorp Puerto Rico (I)	1,207	6,288
First Bancorp, Inc. Maine	642	10,510
First Busey Corp.	6,309	37,539
First Citizens BancShares, Inc., Class A	103	23,112
First Commonwealth Financial Corp.	18,527	157,850
First Community Bancshares, Inc.	2,119	35,493
First Financial Bancorp	2,582	43,997
First Financial Corp.	1,254	43,125
First Financial Holdings, Inc.	16	980
First Interstate Bancsystem, Inc.	1,557	40,326
First Merchants Corp.	5,413	115,946
First Midwest Bancorp, Inc.	7,964	132,760
First Niagara Financial Group, Inc.	13,561	122,998
First South Bancorp, Inc.	777	6,775
Flushing Financial Corp.	4,011	83,108
FNB Corp.	4,854	59,170
Fulton Financial Corp.	1,682	20,705
German American Bancorp, Inc.	343	9,920
Glacier Bancorp, Inc.	39,313	1,090,936
Great Southern Bancorp, Inc.	1,203	34,526
Hanmi Financial Corp.	1,541	36,106
Heartland Financial USA, Inc.	1,587	42,690
Heritage Commerce Corp.	2,067	16,722
Home Federal Bancorp, Inc.	3,822	57,674
Horizon Bancorp	400	8,696
Hudson Valley Holding Corp.	598	11,236
Iberiabank Corp.	2,447	160,279
Independent Bank Corp.	2,687	98,855
Independent Bank Corp. - Michigan (I)	2,100	25,830
International Bancshares Corp.	12,100	280,478
Intervest Bancshares Corp., Class A (I)	2,237	16,576
Investors Bancorp, Inc.	86	2,281
Lakeland Bancorp, Inc.	3,353	37,889
Lakeland Financial Corp.	1,305	49,590
Macatawa Bank Corp.	800	4,224
MainSource Financial Group, Inc.	4,787	82,671
MB Financial, Inc.	7,939	242,378
MBT Financial Corp. (I)	1,037	4,998
Mercantile Bank Corp.	1,058	21,477
Merchants Bancshares, Inc.	540	17,788

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Metro Bancorp, Inc. (I)	1,942	$38,102
MidSouth Bancorp, Inc.	729	12,772
MidWestOne Financial Group, Inc.	305	7,954
National Penn Bancshares, Inc.	11,091	119,783
NBT Bancorp, Inc.	1,585	37,216
NewBridge Bancorp (I)	2,100	15,120
North Valley Bancorp (I)	43	1,001
Northrim BanCorp, Inc.	492	12,088
OFG Bancorp (L)	4,139	66,224
Old National Bancorp	2,605	36,548
Old Second Bancorp, Inc. (I)	1,554	7,708
OmniAmerican Bancorp, Inc.	1,661	36,160
Pacific Continental Corp.	2,139	30,866
Pacific Mercantile Bancorp (I)	1,399	8,730
Pacific Premier Bancorp, Inc. (I)	659	10,478
PacWest Bancorp (L)	25,474	1,105,572
Park National Corp. (L)	266	20,764
Park Sterling Corp.	3,302	21,661
Peapack Gladstone Financial Corp.	772	14,359
Peoples Bancorp, Inc.	2,601	63,646
Pinnacle Financial Partners, Inc.	6,390	230,551
Popular, Inc. (I)	6,410	183,262
Porter Bancorp, Inc. (I)	735	728
Preferred Bank (I)	1,111	26,697
PrivateBancorp, Inc.	1,218	35,151
Renasant Corp.	5,254	152,681
Republic Bancorp, Inc., Class A	822	19,802
Republic First Bancorp, Inc. (I)	1,501	5,524
S&T Bancorp, Inc.	2,700	62,289
Sandy Spring Bancorp, Inc.	2,665	63,240
Seacoast Banking Corp. of Florida (I)	529	5,703
Shore Bancshares, Inc. (I)	600	5,682
Sierra Bancorp	1,564	25,509
Simmons First National Corp., Class A	1,519	54,122
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	1,535	45,329
Southwest Bancorp, Inc.	3,030	53,298
Sterling Bancorp	5,718	73,419
Suffolk Bancorp (I)	2,043	41,207
Sun Bancorp, Inc. (I)	1,364	4,747
Susquehanna Bancshares, Inc.	16,670	182,370
Synovus Financial Corp.	11,018	38,343
Taylor Capital Group, Inc. (I)	1,958	46,209
TCF Financial Corp.	184	2,966
Texas Capital Bancshares, Inc. (I)(L)	17,642	1,110,564
The Bancorp, Inc. (I)	5,997	114,843
Tompkins Financial Corp.	325	15,733
TowneBank (L)	2,665	39,895
TriCo Bancshares	1,451	36,260
Trustmark Corp.	2,664	64,282
UMB Financial Corp.	24	1,496
Umpqua Holdings Corp. (L)	15,577	276,803
Union First Market Bankshares Corp.	6,182	156,405
United Bankshares, Inc.	3,086	90,821
United Community Banks, Inc. (I)	300	5,007
Univest Corp. of Pennsylvania	1,917	36,941
ViewPoint Financial Group	1,220	30,500
Washington Banking Company	1,315	24,222
Washington Trust Bancorp, Inc.	2,092	73,617
Webster Financial Corp.	34,071	1,055,179
WesBanco, Inc.	4,767	142,104
West Bancorp, Inc.	1,494	22,186
Western Alliance Bancorp (I)	42,469	983,582

The accompanying notes are an integral part of the financial statements.
124

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Wilshire Bancorp, Inc.	3,138	$31,851
Wintrust Financial Corp. (L)	27,181	1,257,937
Yadkin Financial Corp. (I)	538	10,330
Zions Bancorporation	20,446	637,915

		18,746,698
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (I)	4,875	916,744
American Capital, Ltd. (I)	42,022	653,862
Artisan Partners Asset
Management, Inc., Class A	4,262	269,231
Calamos Asset Management, Inc., Class A	923	11,011
Capital Southwest Corp.	2,788	96,688
Cowen Group, Inc., Class A (I)	25,390	108,669
E*TRADE Financial Corp. (I)	67,788	1,523,196
Evercore Partners, Inc., Class A	18,938	1,053,710
GFI Group, Inc.	7,774	31,174
Gleacher & Company, Inc. (I)	230	2,551
Harris & Harris Group, Inc. (I)	4,423	13,534
ICG Group, Inc. (I)	1,991	40,477
INTL. FCStone, Inc. (I)(L)	199	3,620
Investment Technology Group, Inc. (I)	6,101	105,425
Janus Capital Group, Inc. (L)	98,341	1,100,436
JMP Group, Inc.	3,000	22,050
Legg Mason, Inc.	14,190	652,172
MCG Capital Corp.	13,908	61,334
Medallion Financial Corp.	3,535	51,399
Oppenheimer Holdings, Inc., Class A	1,506	41,129
Piper Jaffray Companies (I)	300	12,570
Safeguard Scientifics, Inc. (I)(L)	1,932	37,887
SWS Group, Inc. (I)	4,200	34,230

		6,843,099
Consumer Finance - 0.2%
Asta Funding, Inc. (I)	2,466	20,714
Atlanticus Holdings Corp. (I)	72	180
Cash America International, Inc. (L)	1,700	68,034
Encore Capital Group, Inc. (I)	125	6,078
Nelnet, Inc., Class A	4,940	198,193
Nicholas Financial, Inc.	75	1,184
The First Marblehead Corp. (I)	462	3,239

		297,622
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,167	25,954
Marlin Business Services Corp.	2,737	58,846
MicroFinancial, Inc.	1,317	10,707
NewStar Financial, Inc. (I)(L)	7,164	110,182
PHH Corp. (I)	7,810	203,294
PICO Holdings, Inc. (I)	1,866	46,855
Resource America, Inc., Class A	3,296	31,180
The NASDAQ OMX Group, Inc.	18,489	709,793

		1,196,811
Insurance - 7.2%
Alleghany Corp. (I)	654	252,117
Allied World Assurance Company Holdings AG	5,100	508,572
American Equity Investment Life
Holding Company	9,942	217,332
American Financial Group, Inc.	30,704	1,755,041
American National Insurance Company	493	55,951
AMERISAFE, Inc.	2,787	121,346
Arch Capital Group, Ltd. (I)	392	21,999
Argo Group International Holdings, Ltd.	5,017	221,450
Arthur J. Gallagher & Company	19,196	886,855

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	8,155	$306,302
Assurant, Inc.	9,808	643,699
Assured Guaranty, Ltd.	18,410	451,966
Axis Capital Holdings, Ltd.	10,224	449,549
CNO Financial Group, Inc.	42,875	782,898
Donegal Group, Inc., Class A	2,470	34,852
EMC Insurance Group, Inc.	570	17,385
Employers Holdings, Inc.	1,300	25,571
Endurance Specialty Holdings, Ltd.	5,786	301,682
Everest Re Group, Ltd.	375	55,965
FBL Financial Group, Inc., Class A	4,767	199,451
Federated National Holding Company	1,233	19,580
First Acceptance Corp. (I)	4,470	11,622
First American Financial Corp.	5,937	159,943
Genworth Financial, Inc., Class A (I)	33,286	517,264
Global Indemnity PLC (I)	2,416	63,009
Greenlight Capital Re, Ltd., Class A (I)	2,000	62,900
Hallmark Financial Services, Inc. (I)	3,571	30,246
Hilltop Holdings, Inc. (I)	10,029	245,811
Horace Mann Educators Corp.	6,503	186,051
Independence Holding Company	2,816	38,382
Investors Title Company	98	7,538
Kemper Corp.	10,242	397,185
Maiden Holdings, Ltd.	9,561	107,370
MBIA, Inc. (I)	19,947	270,282
Meadowbrook Insurance Group, Inc. (L)	6,598	35,431
Mercury General Corp.	100	4,530
Montpelier Re Holdings, Ltd.	9,927	283,019
National Interstate Corp.	809	24,488
National Western Life Insurance
Company, Class A	59	13,337
Old Republic International Corp.	13,332	207,446
OneBeacon Insurance Group, Ltd., Class A	2,629	43,116
PartnerRe, Ltd.	5,456	539,489
Platinum Underwriters Holdings, Ltd.	4,109	240,870
Primerica, Inc.	677	30,343
Protective Life Corp.	10,342	539,232
Reinsurance Group of America, Inc.	8,136	626,391
RLI Corp. (L)	454	19,581
Safety Insurance Group, Inc.	1,282	71,574
Selective Insurance Group, Inc.	3,257	75,041
StanCorp Financial Group, Inc.	19,906	1,317,379
State Auto Financial Corp. (L)	4,956	99,219
Stewart Information Services Corp.	3,868	143,039
Symetra Financial Corp.	8,400	165,480
The Hanover Insurance Group, Inc.	4,623	272,017
The Navigators Group, Inc. (I)	1,843	111,723
The Phoenix Companies, Inc. (I)	1,311	67,031
Tower Group International, Ltd. (L)	9,158	25,276
United Fire Group, Inc.	1,493	43,267
Universal Insurance Holdings, Inc.	2,633	35,177
Validus Holdings, Ltd.	6,714	247,142

		14,707,804
Real Estate Investment Trusts - 1.3%
Douglas Emmett, Inc.	30,800	829,444
LaSalle Hotel Properties	29,420	922,023
Lexington Realty Trust	73,500	838,635
The Geo Group, Inc.	1,928	62,139

		2,652,241
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	6,766	281,601
AV Homes, Inc. (I)	2,810	55,498

The accompanying notes are an integral part of the financial statements.
125

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Consolidated-Tomoka Land Company	236	$8,392
Forestar Group, Inc. (I)	663	12,504
Jones Lang LaSalle, Inc.	9,340	1,150,688
ZipRealty, Inc. (I)	1,200	5,688

		1,514,371
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	10,259	140,548
Atlantic Coast Financial Corp. (I)	176	729
Banc of California, Inc.	935	11,959
Bank Mutual Corp.	7,055	46,704
BankFinancial Corp.	4,921	49,112
BBX Capital Corp., Class A (I)	1,405	27,173
Beneficial Mutual Bancorp, Inc. (I)	2,325	27,993
Berkshire Hills Bancorp, Inc.	2,695	67,725
BofI Holding, Inc. (I)	1,297	120,751
Brookline Bancorp, Inc.	6,990	63,819
Cape Bancorp, Inc.	443	4,709
Capitol Federal Financial, Inc.	4,471	54,323
Clifton Savings Bancorp, Inc.	202	2,660
Dime Community Bancshares, Inc.	2,812	47,242
Doral Financial Corp. (I)	382	4,393
ESB Financial Corp.	529	6,935
ESSA Bancorp, Inc.	2,103	23,617
EverBank Financial Corp.	500	8,960
Federal Agricultural Mortgage Corp., Class C	1,732	54,489
First Defiance Financial Corp. (L)	1,313	36,331
First Financial Northwest, Inc.	2,932	30,317
Flagstar Bancorp, Inc. (I)	2,116	46,848
Hampden Bancorp, Inc.	942	15,025
HF Financial Corp.	155	2,058
Hingham Institution for Savings	82	6,421
Home Bancorp, Inc. (I)	1,531	31,829
Hudson City Bancorp, Inc.	20,492	194,674
Kearny Financial Corp. (I)	378	4,755
Louisiana Bancorp, Inc.	100	1,874
Meridian Interstate Bancorp, Inc. (I)	1,777	43,003
MGIC Investment Corp. (I)	10,189	91,293
New York Community Bancorp, Inc.	3,733	59,653
Northfield Bancorp, Inc.	84	1,063
Northwest Bancshares, Inc.	6,987	100,263
OceanFirst Financial Corp.	1,640	30,963
Oritani Financial Corp.	267	4,181
People’s United Financial, Inc.	18,740	265,546
Provident Financial Holdings, Inc.	768	11,804
Provident Financial Services, Inc.	7,468	138,606
Pulaski Financial Corp.	282	2,831
Radian Group, Inc. (L)	4,326	67,269
Rockville Financial, Inc.	1,234	16,252
SI Financial Group, Inc.	835	9,845
Simplicity Bancorp, Inc.	627	11,060
Teche Holding Company	71	5,329
Territorial Bancorp, Inc.	952	21,134
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	2,817	95,243
TrustCo Bank Corp.	4,173	28,209
United Financial Bancorp, Inc.	2,436	42,898
Walker & Dunlop, Inc. (I)	1,711	28,796
Washington Federal, Inc.	9,364	209,941
Waterstone Financial, Inc. (I)	787	8,311
Westfield Financial, Inc.	5,678	43,096

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	256	$18,250

		2,488,813

		48,447,459
Health Care - 9.7%
Biotechnology - 0.7%
Arqule, Inc. (I)	721	1,622
Celldex Therapeutics, Inc. (I)(L)	4,514	131,899
Cubist Pharmaceuticals, Inc. (I)	14,825	1,178,884
Emergent Biosolutions, Inc. (I)	1,607	39,757
Enzon Pharmaceuticals, Inc.	4,300	4,128
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,705	8,627
Maxygen, Inc.	5,344	160
MediciNova, Inc. (I)	906	2,057
Repligen Corp. (I)	1,800	26,946

		1,394,080
Health Care Equipment & Supplies - 2.8%
Alere, Inc. (I)	7,515	276,101
Alphatec Holdings, Inc. (I)	11,650	16,427
Analogic Corp.	900	84,834
AngioDynamics, Inc. (I)	4,853	74,736
Anika Therapeutics, Inc. (I)	2,936	115,590
Baxano Surgical, Inc. (I)	2,684	4,080
CONMED Corp.	2,832	132,028
CryoLife, Inc.	2,939	29,272
Cutera, Inc. (I)	2,718	29,083
Digirad Corp.	3,687	12,905
Exactech, Inc. (I)	1,030	23,999
Greatbatch, Inc. (I)	4,338	187,966
Haemonetics Corp. (I)(L)	17,914	653,503
Hologic, Inc. (I)	9,209	200,572
Invacare Corp.	5,104	101,161
Kewaunee Scientific Corp.	80	1,301
LeMaitre Vascular, Inc.	786	6,437
Medical Action Industries, Inc. (I)	1,100	8,052
Merit Medical Systems, Inc. (I)	300	4,527
Natus Medical, Inc. (I)	3,589	90,084
NuVasive, Inc. (I)	35	1,286
RTI Biologics, Inc. (I)	10,804	40,623
STERIS Corp.	157	7,246
Symmetry Medical, Inc. (I)	5,526	58,465
Teleflex, Inc.	13,294	1,355,855
West Pharmaceutical Services, Inc.	20,893	952,303
Wright Medical Group, Inc. (I)	39,535	1,258,004

		5,726,440
Health Care Providers & Services - 3.4%
Addus HomeCare Corp. (I)	1,215	34,943
Almost Family, Inc. (I)	179	4,908
Amedisys, Inc. (I)(L)	4,462	75,676
Amsurg Corp. (I)	4,986	218,686
BioScrip, Inc. (I)	7,228	51,536
BioTelemetry, Inc. (I)	4,900	55,076
Capital Senior Living Corp. (I)	2,830	71,939
Community Health Systems, Inc. (I)	32,888	1,365,181
Cross Country Healthcare, Inc. (I)	4,185	43,524
ExamWorks Group, Inc. (I)	748	27,212
Five Star Quality Care, Inc. (I)	5,481	31,735
Gentiva Health Services, Inc. (I)	2,503	26,807
Hanger, Inc. (I)	2,169	76,891
Health Net, Inc. (I)	1,893	64,457
Healthways, Inc. (I)	5,459	81,667

The accompanying notes are an integral part of the financial statements.
126

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
IPC The Hospitalist Company, Inc. (I)	15,058	$772,927
Kindred Healthcare, Inc.	19,851	429,973
LHC Group, Inc. (I)	753	17,741
LifePoint Hospitals, Inc. (I)	22,975	1,246,394
Magellan Health Services, Inc. (I)	3,500	213,990
MedCath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)(L)	5,724	215,680
National Healthcare Corp.	1,717	88,426
Omnicare, Inc.	14,366	846,157
Owens & Minor, Inc.	300	10,416
PharMerica Corp. (I)	3,519	84,808
Premier, Inc., Class A (I)	19,211	642,608
Select Medical Holdings Corp.	2,517	28,216
The Providence Service Corp. (I)	913	24,277
Triple-S Management Corp., Class B (I)	4,238	70,987
Universal American Corp.	14,368	107,616

		7,036,076
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	73,720
Omnicell, Inc. (I)	4,692	135,036

		208,756
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (I)(L)	10,574	81,631
Albany Molecular Research, Inc. (I)(L)	1,696	26,458
Bio-Rad Laboratories, Inc., Class A (I)	5,755	746,539
Charles River
Laboratories International, Inc. (I)	16,133	958,462
Enzo Biochem, Inc. (I)	2,322	8,615
Harvard Bioscience, Inc. (I)	6,820	33,282
ICON PLC (I)	23,541	1,102,660
Pacific Biosciences of California, Inc. (I)	3,862	25,721

		2,983,368
Pharmaceuticals - 1.2%
Cumberland Pharmaceuticals, Inc. (I)	631	2,922
Endo Health Solutions, Inc. (I)	14,419	1,150,925
Impax Laboratories, Inc. (I)	456	11,751
Lannett Company, Inc. (I)	3,230	138,535
Pozen, Inc. (I)	2,103	16,740
Prestige Brands Holdings, Inc. (I)	9,492	270,427
Sciclone Pharmaceuticals, Inc. (I)	6,347	29,514
The Medicines Company (I)	25,287	772,518

		2,393,332

		19,742,052
Industrials - 17.4%
Aerospace & Defense - 1.3%
AAR Corp.	5,432	156,985
Aerovironment, Inc. (I)	3,571	111,558
Alliant Techsystems, Inc.	340	45,829
Ascent Solar Technologies, Inc. (I)	6,979	5,087
CPI Aerostructures, Inc. (I)	1,142	16,411
Cubic Corp.	437	22,724
Curtiss-Wright Corp.	6,943	473,235
DigitalGlobe, Inc. (I)	3,281	101,973
Ducommun, Inc. (I)	1,656	46,037
Engility Holdings, Inc. (I)	432	18,027
Esterline Technologies Corp. (I)	4,702	506,405
Innovative Solutions & Support, Inc. (I)	975	7,693
Kratos Defense & Security Solutions, Inc. (I)	3,577	27,901
LMI Aerospace, Inc. (I)(L)	2,716	40,496
Moog, Inc., Class A (I)	11	681

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Orbital Sciences Corp. (I)	6,320	$179,614
SIFCO Industries, Inc.	400	10,600
Sparton Corp. (I)	2,225	72,090
Sypris Solutions, Inc.	819	2,301
Triumph Group, Inc.	12,085	787,942

		2,633,589
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (I)	9,088	58,072
Atlas Air Worldwide Holdings, Inc. (I)	4,477	134,892
Hub Group, Inc., Class A (I)	1,600	62,512
Pacer International, Inc. (I)	5,413	48,555
UTi Worldwide, Inc.	2,767	27,227
XPO Logistics, Inc. (I)	1,332	41,878

		373,136
Airlines - 0.3%
Alaska Air Group, Inc.	848	73,471
Hawaiian Holdings, Inc. (I)(L)	10,259	123,518
JetBlue Airways Corp. (I)(L)	39,044	344,759
Republic Airways Holdings, Inc. (I)	6,356	60,890
SkyWest, Inc.	6,640	84,328

		686,966
Building Products - 1.9%
Apogee Enterprises, Inc.	33,490	1,146,363
Gibraltar Industries, Inc. (I)	4,938	91,007
Griffon Corp.	12,674	157,158
Insteel Industries, Inc.	3,280	65,272
Owens Corning	12,149	555,938
PGT, Inc. (I)	6,113	70,850
Quanex Building Products Corp.	3,300	64,152
Simpson Manufacturing Company, Inc. (L)	3,200	113,120
Trex Company, Inc. (I)	18,544	1,450,512
Universal Forest Products, Inc. (L)	3,700	206,201

		3,920,573
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	6,805	192,105
ACCO Brands Corp. (I)	1,411	8,353
Acme United Corp.	300	4,755
Acorn Energy, Inc. (I)	767	2,608
AMREP Corp. (I)	120	883
ARC Document Solutions, Inc. (I)	6,377	50,315
Casella Waste Systems, Inc., Class A (I)	1,252	6,711
Ceco Environmental Corp.	301	4,861
Courier Corp.	1,247	20,538
EnerNOC, Inc. (I)	1,705	36,981
Ennis, Inc.	4,732	74,766
Fuel Tech, Inc. (I)	2,200	14,058
G&K Services, Inc., Class A	2,091	130,959
Interface, Inc.	53,919	1,038,480
Intersections, Inc.	1,826	11,193
Kimball International, Inc., Class B	4,815	90,378
McGrath RentCorp.	2,470	79,954
Metalico, Inc. (I)	6,103	11,901
Mobile Mini, Inc.	8,178	368,092
Multi-Color Corp.	1,848	62,592
NL Industries, Inc.	3,500	39,305
Quad/Graphics, Inc. (L)	615	13,758
R.R. Donnelley & Sons Company	1,821	34,836
Schawk, Inc.	3,135	43,827
Team, Inc. (I)	22,422	969,527
Tetra Tech, Inc. (I)	3,753	108,387
UniFirst Corp.	1,824	200,075

The accompanying notes are an integral part of the financial statements.
127

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc.	3,084	$131,471
Versar, Inc. (I)	2,653	10,055
Viad Corp.	4,281	102,958
Virco Manufacturing Corp. (I)	700	1,834
Waste Connections, Inc.	23,304	1,008,364

		4,874,880
Construction & Engineering - 2.0%
AECOM Technology Corp. (I)	4,165	133,030
Aegion Corp. (I)	4,700	108,805
Argan, Inc.	207	5,918
Comfort Systems USA, Inc.	3,590	58,984
Dycom Industries, Inc. (I)	4,276	123,534
Foster Wheeler AG (I)	36,066	1,158,440
Furmanite Corp. (I)	2,345	27,765
Granite Construction, Inc.	5,358	196,960
Great Lakes Dredge & Dock Corp. (I)(L)	13,165	108,743
Integrated Electrical Services, Inc. (I)	427	2,336
Layne Christensen Company (I)(L)	3,684	65,428
MYR Group, Inc. (I)	1,600	37,232
Northwest Pipe Company (I)	1,838	65,157
Orion Marine Group, Inc. (I)	67	756
Pike Corp. (I)	6,752	70,086
Primoris Services Corp.	35,217	1,101,236
Quanta Services, Inc. (I)	8,305	292,419
Sterling Construction Company, Inc. (I)	1,987	18,817
Tutor Perini Corp. (I)	6,145	151,474
URS Corp.	7,479	347,774

		4,074,894
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	124	1,424
American Superconductor Corp. (I)	923	1,708
AZZ, Inc.	4	177
Brady Corp., Class A	3,912	104,646
Encore Wire Corp.	4,977	260,247
EnerSys, Inc.	25,229	1,792,268
General Cable Corp.	4,843	149,068
Global Power Equipment Group, Inc.	468	8,574
GrafTech International, Ltd. (I)(L)	7,641	74,118
II-VI, Inc. (I)	640	10,490
LSI Industries, Inc.	3,751	31,096
Ocean Power Technologies, Inc. (I)	1,713	6,955
Orion Energy Systems, Inc. (I)	2,343	12,957
Powell Industries, Inc.	1,041	70,923
PowerSecure International, Inc. (I)(L)	2,424	55,098
Preformed Line Products Company	162	10,060
SL Industries, Inc. (I)	300	7,950
Ultralife Corp. (I)	4,215	15,933

		2,613,692
Machinery - 3.1%
Actuant Corp., Class A	532	18,652
AGCO Corp.	4,243	222,673
Alamo Group, Inc.	2,190	115,150
Albany International Corp., Class A	4,013	144,789
Altra Holdings, Inc.	3,209	113,599
American Railcar Industries, Inc. (L)	3,956	273,953
Ampco-Pittsburgh Corp.	1,873	38,303
Astec Industries, Inc.	2,885	116,035
Barnes Group, Inc.	8,981	345,319
Briggs & Stratton Corp. (L)	6,217	141,623
CIRCOR International, Inc.	432	30,914
Columbus McKinnon Corp. (I)	2,364	60,187

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	2,248	$36,373
Dynamic Materials Corp.	1,001	20,781
Energy Recovery, Inc. (I)(L)	3,586	16,065
EnPro Industries, Inc. (I)	2,654	190,106
ESCO Technologies, Inc.	2,184	78,275
Federal Signal Corp. (I)	10,549	135,555
FreightCar America, Inc.	2,000	51,120
Gencor Industries, Inc. (I)	604	6,499
Greenbrier Companies, Inc. (I)	4,947	208,120
Hardinge, Inc.	3,300	48,675
Hurco Companies, Inc.	1,523	38,090
Hyster-Yale Materials Handling, Inc.	1,000	100,940
Joy Global, Inc. (L)	824	45,320
Key Technology, Inc. (I)	105	1,334
LB Foster Company, Class A	667	31,009
Lydall, Inc. (I)	2,591	52,494
MFRI, Inc. (I)	780	12,090
Miller Industries, Inc.	2,259	40,775
Mueller Water Products, Inc., Class A	4,299	41,485
NN, Inc.	3,619	69,811
Standex International Corp.	1,398	77,323
Tecumseh Products Company, Class A (I)	100	790
The Eastern Company	366	5,823
TriMas Corp. (I)	27,736	932,207
Trinity Industries, Inc.	13,800	990,978
Valmont Industries, Inc.	1,633	237,814
Watts Water Technologies, Inc., Class A	21,443	1,321,318

		6,412,367
Marine - 0.1%
Baltic Trading, Ltd.	2,200	15,070
Eagle Bulk Shipping, Inc. (I)(L)	2,566	12,163
Genco Shipping & Trading, Ltd. (I)(L)	3,690	6,052
International Shipholding Corp.	569	17,332
Matson, Inc.	3,567	86,036

		136,653
Professional Services - 0.7%
Barrett Business Services, Inc.	1,032	72,240
CBIZ, Inc. (I)(L)	6,213	56,725
CDI Corp.	3,498	63,908
CRA International, Inc. (I)	1,820	42,533
Franklin Covey Company (I)	3,206	67,166
FTI Consulting, Inc. (I)	2,629	76,741
GP Strategies Corp. (I)	2,590	75,421
Heidrick & Struggles International, Inc.	2,646	48,660
Hill International, Inc. (I)	4,471	20,120
Hudson Global, Inc. (I)	3,400	12,172
Huron Consulting Group, Inc. (I)	878	58,097
ICF International, Inc. (I)	3,295	133,184
Kelly Services, Inc., Class A	6,524	164,144
Korn/Ferry International (I)	3,605	91,531
ManpowerGroup, Inc.	1,545	120,757
Navigant Consulting, Inc. (I)	2,981	51,959
On Assignment, Inc. (I)	4,719	162,334
RCM Technologies, Inc. (I)	100	691
Resources Connection, Inc.	3,010	41,237
The Dolan Company (I)	6,694	1,004
Volt Information Sciences, Inc. (I)	4,968	49,680
VSE Corp.	212	10,240

		1,420,544
Road & Rail - 2.5%
Amerco, Inc.	1,050	244,587

The accompanying notes are an integral part of the financial statements.
128

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Arkansas Best Corp.	3,920	$130,379
Avis Budget Group, Inc. (I)	15,595	732,809
Celadon Group, Inc.	46,868	1,063,904
Covenant Transport, Inc. (I)	1,250	12,450
Genesee & Wyoming, Inc., Class A (I)	1,111	109,900
Knight Transportation, Inc.	810	17,399
Landstar System, Inc.	10,904	629,270
Marten Transport, Ltd.	6,033	117,583
Old Dominion Freight Line, Inc. (I)	22,978	1,223,349
P.A.M. Transportation Services, Inc. (I)	2,022	36,760
Patriot Transportation Holding, Inc. (I)	67	2,389
Roadrunner Transportation Systems, Inc. (I)	903	21,230
Ryder Systems, Inc.	7,200	542,304
Saia, Inc. (I)	4,755	164,238
Universal Truckload Services, Inc.	185	4,810
USA Truck, Inc. (I)	1,624	24,961
Werner Enterprises, Inc. (L)	926	23,937

		5,102,259
Trading Companies & Distributors - 1.6%
Aceto Corp.	4,311	78,848
Aircastle, Ltd.	7,800	153,660
Beacon Roofing Supply, Inc. (I)	24,547	927,631
CAI International, Inc. (I)	4,100	99,794
GATX Corp.	9,384	608,928
H&E Equipment Services, Inc. (I)	2,860	93,579
Houston Wire & Cable Company	3,139	43,663
Kaman Corp.	343	13,624
Lawson Products, Inc. (I)	1,776	26,160
MRC Global, Inc. (I)	26,963	693,488
Rush Enterprises, Inc., Class A (I)	2,066	59,088
Rush Enterprises, Inc., Class B (I)	7,405	180,830
TAL International Group, Inc. (I)(L)	4,188	185,528
Titan Machinery, Inc. (I)(L)	2,247	35,548
Willis Lease Finance Corp. (I)	281	5,030

		3,205,399
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	183	3,969

		35,458,921
Information Technology - 16.7%
Communications Equipment - 1.9%
ADTRAN, Inc.	269	7,048
ARRIS Group, Inc. (I)	66,475	1,907,833
Aviat Networks, Inc. (I)	8,458	16,493
Aware, Inc. (I)	3,300	18,678
Bel Fuse, Inc., Class B	2,040	38,760
Black Box Corp.	2,323	61,792
Brocade Communications Systems, Inc. (I)	13,342	127,683
Calix, Inc. (I)	3,061	24,335
Communications Systems, Inc.	1,201	16,177
Comtech Telecommunications Corp.	2,593	83,002
Digi International, Inc. (I)	4,754	45,401
EchoStar Corp., Class A (I)	4,314	214,923
Emulex Corp. (I)	11,777	85,737
Extreme Networks, Inc. (I)	7,190	41,199
Finisar Corp. (I)	1,857	44,011
Harmonic, Inc. (I)	11,465	74,408
Interphase Corp. (I)	286	1,370
JDS Uniphase Corp. (I)	51,430	708,705
KVH Industries, Inc. (I)	2,148	27,774
Novatel Wireless, Inc. (I)	6,924	16,687
Oclaro, Inc. (I)	4,713	13,291

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Oplink Communications, Inc. (I)	1,681	$29,451
Optical Cable Corp.	100	389
Polycom, Inc. (I)	4,442	59,345
Relm Wireless Corp. (I)	877	2,763
ShoreTel, Inc. (I)	2,561	22,511
Sonus Networks, Inc. (I)	4,900	18,277
Tessco Technologies, Inc.	1,768	67,325
UTStarcom Holdings Corp. (I)	1,426	3,736
Westell Technologies, Inc., Class A (I)	7,150	29,530

		3,808,634
Electronic Equipment, Instruments & Components - 4.2%
ADDvantage Technologies Group, Inc. (I)	471	1,333
Aeroflex Holding Corp. (I)	2,965	23,690
Agilysys, Inc. (I)	1,591	23,101
Arrow Electronics, Inc. (I)	13,183	746,553
Avnet, Inc.	13,498	587,568
AVX Corp.	11,811	151,535
Belden, Inc.	16,533	1,192,525
Benchmark Electronics, Inc. (I)	4,167	99,341
Checkpoint Systems, Inc. (I)	4,538	66,482
Coherent, Inc. (I)	13,813	941,356
CTS Corp.	4,190	85,560
Daktronics, Inc.	3,426	48,546
Electro Rent Corp.	4,395	79,857
Electro Scientific Industries, Inc.	2,403	22,660
Fabrinet (I)	607	11,788
FEI Company	8,359	858,051
GSI Group, Inc. (I)	1,206	15,135
ID Systems, Inc. (I)	1,161	6,954
Identive Group, Inc. (I)	1,058	920
IEC Electronics Corp. (I)	558	2,416
Ingram Micro, Inc., Class A (I)	6,458	190,188
Insight Enterprises, Inc. (I)	5,138	118,071
IntriCon Corp. (I)	80	380
Itron, Inc. (I)	852	29,820
KEMET Corp. (I)	5,859	33,279
Key Tronic Corp. (I)	1,300	13,455
Measurement Specialties, Inc. (I)	971	59,231
Mercury Computer Systems, Inc. (I)	2,241	24,875
Methode Electronics, Inc.	5,941	201,400
Multi-Fineline Electronix, Inc. (I)	3,338	48,635
NAPCO Security Technologies, Inc. (I)	868	6,041
Newport Corp. (I)	5,333	110,393
PAR Technology Corp. (I)	1,700	8,466
Park Electrochemical Corp.	1,480	42,165
PC Connection, Inc.	4,089	82,802
PC Mall, Inc. (I)	2,932	28,470
Perceptron, Inc.	1,146	16,285
Planar Systems, Inc. (I)	1,700	3,944
Plexus Corp. (I)	849	34,936
Radisys Corp. (I)	3,312	13,745
Richardson Electronics, Ltd.	1,362	14,968
Rofin-Sinar Technologies, Inc. (I)	1,000	23,470
Rogers Corp. (I)	1,608	104,038
Sanmina Corp. (I)	74,351	1,260,993
ScanSource, Inc. (I)	1,905	74,790
SMTC Corp. (I)	363	799
SYNNEX Corp. (I)	5,765	342,902
Tech Data Corp. (I)	4,799	276,422
TTM Technologies, Inc. (I)	10,402	87,377
Viasystems Group, Inc. (I)	2,572	33,333
Vicon Industries, Inc. (I)	102	339
Vishay Intertechnology, Inc.	19,790	279,831

The accompanying notes are an integral part of the financial statements.
129

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Vishay Precision Group, Inc. (I)	1,509	$25,849
Zygo Corp. (I)	2,217	33,499

		8,590,562
Internet Software & Services - 1.2%
AOL, Inc. (I)	3,987	174,551
Bankrate, Inc. (I)	3,774	75,971
Blucora, Inc. (I)	7,765	149,399
Constant Contact, Inc. (I)	110	3,033
Conversant, Inc. (I)(L)	42,738	1,062,467
Dealertrack Technologies, Inc. (I)	862	46,608
Digital River, Inc. (I)	2,732	48,548
Earthlink Holdings Corp.	12,905	50,588
Internap Network Services Corp. (I)	8,481	64,625
IntraLinks Holdings, Inc. (I)	1,345	15,615
Limelight Networks, Inc. (I)	1,035	2,236
Marchex, Inc., Class B	3,061	36,242
Monster Worldwide, Inc. (I)	4,505	35,905
Perficient, Inc. (I)	2,874	58,658
RealNetworks, Inc. (I)	4,503	33,818
Reis, Inc. (I)	300	5,292
SciQuest, Inc. (I)	16,616	490,504
support.com, Inc. (I)	4,301	10,796
TheStreet.com, Inc.	6,959	20,320
United Online, Inc.	2,373	26,601
XO Group, Inc. (I)	3,587	42,829

		2,454,606
IT Services - 2.2%
Acxiom Corp. (I)	7,534	280,491
CACI International, Inc., Class A (I)	17,935	1,413,816
CIBER, Inc. (I)	13,088	62,561
Convergys Corp. (L)	10,572	216,409
CSG Systems International, Inc.	1,093	30,604
Euronet Worldwide, Inc. (I)	677	25,902
Jack Henry & Associates, Inc.	18,521	1,076,626
ManTech International Corp., Class A (L)	3,611	105,694
MAXIMUS, Inc.	21,319	1,018,835
ModusLink Global Solutions, Inc. (I)	9,124	41,697
StarTek, Inc. (I)	2,139	14,866
Sykes Enterprises, Inc. (I)	2,752	54,159
The Hackett Group, Inc.	9,407	55,407
VeriFone Systems, Inc. (I)	950	27,503

		4,424,570
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (I)	3,654	100,266
Alpha & Omega Semiconductor, Ltd. (I)	999	7,283
Amkor Technology, Inc. (I)(L)	7,144	42,292
Amtech Systems, Inc. (I)	1,027	11,461
ANADIGICS, Inc. (I)	8,400	15,288
ATMI, Inc. (I)	6,478	220,317
Axcelis Technologies, Inc. (I)	3,500	7,805
AXT, Inc. (I)	3,200	7,328
Brooks Automation, Inc.	6,288	65,207
BTU International, Inc. (I)	682	2,066
Cascade Microtech, Inc. (I)	1,613	14,356
Cohu, Inc.	4,766	48,089
Diodes, Inc. (I)	918	21,858
DSP Group, Inc. (I)	4,257	36,014
Entropic Communications, Inc. (I)	2,167	9,491
Exar Corp. (I)	6,953	79,612
Fairchild Semiconductor International, Inc. (I)	68,106	958,932

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (I)	4,344	$247,912
FormFactor, Inc. (I)	6,280	44,776
GSI Technology, Inc. (I)	3,600	24,516
Hittite Microwave Corp.	12,725	750,521
Ikanos Communications, Inc. (I)	1,900	1,748
Integrated Device Technology, Inc. (I)	20,270	238,983
Integrated Silicon Solution, Inc. (I)	4,650	56,637
International Rectifier Corp. (I)	10,474	282,274
Intersil Corp., Class A	11,073	140,849
IXYS Corp.	3,730	41,105
Kopin Corp. (I)	5,489	21,901
Kulicke & Soffa Industries, Inc. (I)	5,373	62,004
Lattice Semiconductor Corp. (I)	12,328	93,323
LTX-Credence Corp. (I)	5,519	55,852
Magnachip Semiconductor Corp. (I)	145	2,137
Marvell Technology Group, Ltd.	33,063	505,533
Mattson Technology, Inc. (I)	1,600	4,080
MKS Instruments, Inc.	7,441	223,676
Nanometrics, Inc. (I)	879	16,138
NeoPhotonics Corp. (I)	1,108	9,141
OmniVision Technologies, Inc. (I)(L)	5,547	95,797
Pericom Semiconductor Corp. (I)	5,042	40,790
Photronics, Inc. (I)	13,324	115,919
PMC-Sierra, Inc. (I)	12,080	88,667
Power Integrations, Inc.	16,525	977,123
RF Micro Devices, Inc. (I)	1,793	12,694
Rudolph Technologies, Inc. (I)	4,412	50,606
Sigma Designs, Inc. (I)	4,474	21,923
Spansion, Inc., Class A (I)	2,249	36,681
SunEdison, Inc. (I)	9,085	166,801
SunPower Corp. (I)(L)	10,057	333,188
Supertex, Inc. (I)	1,800	59,274
Tessera Technologies, Inc.	5,394	117,158
TriQuint Semiconductor, Inc. (I)	13,646	167,027
Ultra Clean Holdings, Inc. (I)	429	5,646
Veeco Instruments, Inc. (I)(L)	22,875	904,706

		7,664,771
Software - 2.2%
Accelrys, Inc. (I)	5,260	65,645
Actuate Corp. (I)	49,609	281,779
Cadence Design Systems, Inc. (I)	61,162	937,613
Epiq Systems, Inc.	4,064	57,628
ePlus, Inc. (I)	1,505	85,589
GSE Systems, Inc. (I)	2,016	3,629
Informatica Corp. (I)	22,446	932,856
Mentor Graphics Corp.	4,300	93,052
MicroStrategy, Inc., Class A (I)	5,167	667,215
Progress Software Corp. (I)(L)	1,038	25,888
Rosetta Stone, Inc. (I)	916	10,580
Rovi Corp. (I)	2,576	63,988
Seachange International, Inc. (I)	4,794	50,577
Smith Micro Software, Inc. (I)	3,270	5,723
SS&C Technologies Holdings, Inc. (I)	30,087	1,163,765
TeleCommunication Systems, Inc., Class A (I)	7,193	15,609
Telenav, Inc. (I)	366	2,200
Zynga, Inc., Class A (I)	2,925	14,801

		4,478,137
Technology Hardware, Storage & Peripherals - 1.2%
Avid Technology, Inc. (I)	5,478	36,155
Concurrent Computer Corp.	526	4,345
Cray, Inc. (I)	49,879	1,730,303
Dot Hill Systems Corp. (I)	1,000	5,330

The accompanying notes are an integral part of the financial statements.
130

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Electronics for Imaging, Inc. (I)	7,309	$325,981
Hutchinson Technology, Inc. (I)	3,000	10,920
Imation Corp. (I)	7,779	49,786
Intevac, Inc. (I)	3,303	24,872
Lexmark International, Inc., Class A (L)	5,606	236,237
QLogic Corp. (I)	2,153	24,587
Qumu Corp. (I)	1,900	30,020
Super Micro Computer, Inc. (I)	1,667	33,657
Xyratex, Ltd.	1,639	21,618

		2,533,811

		33,955,091
Materials - 5.9%
Chemicals - 1.8%
A. Schulman, Inc.	3,906	135,734
Axiall Corp.	7,244	293,165
Cabot Corp.	1,500	81,210
Chase Corp.	1,432	43,175
Chemtura Corp. (I)	5,048	124,938
Ferro Corp. (I)	3,432	45,028
FMC Corp.	12,950	999,481
FutureFuel Corp.	1,723	29,894
H.B. Fuller Company	300	14,544
Intrepid Potash, Inc. (I)	384	5,687
KMG Chemicals, Inc.	709	10,522
Kraton Performance Polymers, Inc. (I)	264	7,323
Landec Corp. (I)	4,944	50,379
Minerals Technologies, Inc.	20,311	1,086,639
Olin Corp. (L)	6,768	177,254
OM Group, Inc.	5,098	161,097
OMNOVA Solutions, Inc. (I)	2,908	27,713
Penford Corp. (I)	2,346	31,319
PolyOne Corp.	1,919	71,963
Sensient Technologies Corp.	1,195	62,654
Stepan Company	31	1,885
Tronox, Ltd., Class A (L)	2,953	69,957
Zoltek Companies, Inc. (I)	6,505	108,959

		3,640,520
Construction Materials - 0.6%
Eagle Materials, Inc.	12,463	1,101,729
Headwaters, Inc. (I)	3,529	47,042
Texas Industries, Inc. (I)(L)	1,790	151,971
United States Lime & Minerals, Inc.	169	9,565
Vulcan Materials Company	700	47,551

		1,357,858
Containers & Packaging - 1.1%
Graphic Packaging Holding Company (I)	135,361	1,386,097
MeadWestvaco Corp.	9,322	348,922
Myers Industries, Inc.	5,702	122,593
Rock-Tenn Company, Class A	3,138	350,264

		2,207,876
Metals & Mining - 1.7%
A. M. Castle & Company (I)(L)	3,851	56,302
Allegheny Technologies, Inc.	1,778	56,505
Century Aluminum Company (I)	11,480	135,923
Cliffs Natural Resources, Inc. (L)	6,208	124,346
Coeur d’Alene Mines Corp. (I)	10,706	117,766
Commercial Metals Company	6,078	117,609
Friedman Industries, Inc.	1,405	11,872
General Moly, Inc. (I)	45	54
Haynes International, Inc.	19,761	978,762

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Hecla Mining Company (L)	2,428	$8,207
Horsehead Holding Corp. (I)(L)	9,941	176,652
Kaiser Aluminum Corp.	3,426	241,841
Materion Corp.	2,527	74,774
McEwen Mining, Inc. (I)	2,908	8,462
Noranda Aluminum Holding Corp.	2,332	10,051
Olympic Steel, Inc.	2,178	59,917
Reliance Steel & Aluminum Company	7,959	551,400
RTI International Metals, Inc. (I)(L)	5,200	141,284
Schnitzer Steel Industries, Inc., Class A (L)	1,338	33,945
Steel Dynamics, Inc.	12,087	210,797
Stillwater Mining Company (I)(L)	5,938	80,401
SunCoke Energy, Inc. (I)	1,597	35,581
Synalloy Corp.	380	5,179
United States Steel Corp. (L)	4,850	117,467
Universal Stainless & Alloy (I)	1,778	58,727

		3,413,824
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (I)	1,598	102,032
Domtar Corp.	5,000	553,900
KapStone Paper and Packaging Corp. (I)	6,762	214,964
Louisiana-Pacific Corp. (I)	16,381	307,799
Mercer International, Inc. (I)	6,255	54,606
Neenah Paper, Inc.	159	7,983
P.H. Glatfelter Company	5,514	167,350
Resolute Forest Products, Inc. (I)	698	14,302

		1,422,936

		12,043,014
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	24,971
Cbeyond, Inc. (I)	1,183	8,104
Frontier Communications Corp. (L)	32,947	160,781
General Communication, Inc., Class A (I)	4,737	49,312
Hawaiian Telcom Holdco, Inc. (I)	53	1,526
HickoryTech Corp.	57	777
Inteliquent, Inc.	3,011	42,034
Iridium Communications, Inc. (I)(L)	10,611	69,184
ORBCOMM, Inc. (I)	8,038	62,777
Premiere Global Services, Inc. (I)	7,824	88,489
PTGi Holding, Inc.	298	1,100
Vonage Holdings Corp. (I)	1,802	8,307

		517,362
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	3,505	61,408
Shenandoah Telecommunications Company	411	10,863
T-Mobile US, Inc. (I)	850	25,925
Telephone & Data Systems, Inc.	11,252	256,433
United States Cellular Corp.	4,446	160,456
USA Mobility, Inc.	3,600	52,020

		567,105

		1,084,467
Utilities - 0.7%
Electric Utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	1,746	20,009
Gas Utilities - 0.6%
UGI Corp.	26,608	1,189,112

The accompanying notes are an integral part of the financial statements.
131

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers - 0.1%
Dynegy, Inc. (I)(L)	2,495	$58,358
Ormat Technologies, Inc. (L)	2,376	65,934

		124,292
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	15,675
SJW Corp.	118	3,492

		19,167

		1,352,580

TOTAL COMMON STOCKS (Cost $127,650,742)		$201,762,917

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	208	396

TOTAL WARRANTS (Cost $0)		$396

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	1,357,889	13,588,125

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,584,390)		$13,588,125

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	2,298,672	2,298,672

TOTAL SHORT-TERM INVESTMENTS (Cost $2,298,672)		$2,298,672

Total Investments (Small Cap Opportunities Fund)
(Cost $143,533,804) - 107.0%		$217,650,110
Other assets and liabilities, net - (7.0%)		(14,259,385)

TOTAL NET ASSETS - 100.0%		$203,390,725

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Consumer Discretionary - 12.4%
Auto Components - 0.8%
Tenneco, Inc. (I)	25,201	$1,518,113
Distributors - 0.7%
Pool Corp.	24,266	1,418,590
Hotels, Restaurants & Leisure - 3.5%
Choice Hotels International, Inc.	21,327	1,041,397
Domino’s Pizza, Inc.	28,403	2,245,541
Jack in the Box, Inc. (I)	37,289	2,142,253
The Cheesecake Factory, Inc.	28,838	1,370,382

		6,799,573
Household Durables - 0.9%
Ethan Allen Interiors, Inc.	35,905	902,293
Standard Pacific Corp. (I)	84,512	769,904

		1,672,197

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (I)	41,946	$1,924,063
Leisure Products - 0.7%
Brunswick Corp.	30,408	1,361,974
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A (L)	45,612	1,351,027
Specialty Retail - 2.6%
DSW, Inc., Class A	39,450	1,518,036
Group 1 Automotive, Inc.	18,943	1,264,635
Monro Muffler Brake, Inc.	24,763	1,477,608
Vitamin Shoppe, Inc. (I)	17,936	839,225

		5,099,504
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group, Ltd. (I)	20,092	1,396,193
Steven Madden, Ltd. (I)	44,337	1,616,084

		3,012,277

		24,157,318
Consumer Staples - 2.0%
Food Products - 2.0%
Annie’s, Inc. (I)	36,167	1,355,539
B&G Foods, Inc.	35,534	1,064,599
Lancaster Colony Corp.	17,406	1,570,021

		3,990,159

		3,990,159
Energy - 5.6%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	21,818	1,033,955
Dresser-Rand Group, Inc. (I)	20,816	1,130,933
Dril-Quip, Inc. (I)	15,787	1,698,050
Patterson-UTI Energy, Inc.	56,502	1,644,773

		5,507,711
Oil, Gas & Consumable Fuels - 2.8%
Energen Corp.	20,463	1,646,044
Oasis Petroleum, Inc. (I)	36,623	1,595,664
Resolute Energy Corp. (I)	71,621	667,508
Ultra Petroleum Corp. (I)(L)	58,784	1,479,005

		5,388,221

		10,895,932
Financials - 11.1%
Banks - 4.3%
East West Bancorp, Inc.	46,272	1,651,448
Home BancShares, Inc.	41,922	1,406,902
Prosperity Bancshares, Inc.	23,845	1,509,627
SVB Financial Group (I)	17,522	2,206,195
UMB Financial Corp.	24,742	1,542,416

		8,316,588
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (I)	6,995	1,315,410
Greenhill & Company, Inc. (L)	19,182	1,021,825
Janus Capital Group, Inc.	110,580	1,237,390
SEI Investments Company	46,164	1,549,725
Stifel Financial Corp. (I)(L)	41,549	1,998,091

		7,122,441
Insurance - 1.7%
American Equity Investment Life
Holding Company	62,026	1,355,888
Brown & Brown, Inc.	16,066	483,587

The accompanying notes are an integral part of the financial statements.
132

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Protective Life Corp.	28,329	$1,477,074

		3,316,549
Real Estate Investment Trusts - 1.5%
Corrections Corp. of America	45,869	1,529,731
Gaming and Leisure Properties, Inc.	38,415	1,462,843

		2,992,574

		21,748,152
Health Care - 16.9%
Biotechnology - 4.6%
Acorda Therapeutics, Inc. (I)	24,251	888,557
BioMarin Pharmaceutical, Inc. (I)	20,032	1,622,592
Incyte Corp. Ltd. (I)	42,758	2,747,629
Seattle Genetics, Inc. (I)	31,383	1,650,432
United Therapeutics Corp. (I)	20,339	2,062,781

		8,971,991
Health Care Equipment & Supplies - 4.1%
Insulet Corp. (I)	34,196	1,621,232
Masimo Corp. (I)	37,957	969,801
NuVasive, Inc. (I)	41,865	1,538,539
Sirona Dental Systems, Inc. (I)	16,969	1,195,636
STERIS Corp.	31,260	1,442,649
Thoratec Corp. (I)	31,219	1,159,474

		7,927,331
Health Care Providers & Services - 3.8%
Chemed Corp. (L)	18,381	1,555,033
Community Health Systems, Inc. (I)	35,429	1,470,658
HealthSouth Corp.	41,438	1,354,194
MEDNAX, Inc. (I)	26,403	1,605,830
VCA Antech, Inc. (I)	49,949	1,546,921

		7,532,636
Health Care Technology - 0.3%
HMS Holdings Corp. (I)	28,605	585,258
Life Sciences Tools & Services - 2.2%
PAREXEL International Corp. (I)	29,348	1,572,172
PerkinElmer, Inc.	31,203	1,414,120
Techne Corp.	15,843	1,407,492

		4,393,784
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (I)	9,005	1,368,265
Salix Pharmaceuticals, Ltd. (I)	21,450	2,314,884

		3,683,149

		33,094,149
Industrials - 16.9%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	33,161	1,492,245
TransDigm Group, Inc.	7,848	1,398,043

		2,890,288
Air Freight & Logistics - 1.3%
Forward Air Corp.	28,164	1,218,375
Hub Group, Inc., Class A (I)	32,774	1,280,480

		2,498,855
Building Products - 1.0%
AO Smith Corp.	41,134	2,044,360
Commercial Services & Supplies - 2.3%
Pitney Bowes, Inc.	74,130	1,886,609

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	90,734	$1,349,215
Tetra Tech, Inc. (I)	45,662	1,318,719

		4,554,543
Construction & Engineering - 0.9%
MasTec, Inc. (I)	41,913	1,715,918
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,364	2,026,042
Machinery - 5.5%
Crane Company	21,444	1,531,530
ITT Corp.	43,006	1,887,963
Lincoln Electric Holdings, Inc.	26,860	2,013,694
Lindsay Corp. (L)	13,442	1,140,688
WABCO Holdings, Inc. (I)	17,293	1,771,668
Wabtec Corp.	30,164	2,394,117

		10,739,660
Marine - 0.9%
Kirby Corp. (I)	18,034	1,886,537
Road & Rail - 0.9%
Swift Transportation Company (I)	70,893	1,726,953
Trading Companies & Distributors - 1.6%
Watsco, Inc.	15,432	1,518,200
WESCO International, Inc. (I)	17,906	1,543,676

		3,061,876

		33,145,032
Information Technology - 25.8%
Communications Equipment - 1.0%
ARRIS Group, Inc. (I)	66,983	1,922,412
Electronic Equipment, Instruments & Components - 3.8%
Cognex Corp. (I)	49,814	1,875,995
IPG Photonics Corp. (I)(L)	14,029	1,006,861
Littelfuse, Inc.	19,087	1,801,240
National Instruments Corp.	38,251	1,108,131
SYNNEX Corp. (I)	27,459	1,633,261

		7,425,488
Internet Software & Services - 4.2%
Conversant, Inc. (I)	69,257	1,721,729
CoStar Group, Inc. (I)	15,467	3,109,486
Dealertrack Technologies, Inc. (I)	34,947	1,889,584
OpenTable, Inc. (I)	17,748	1,414,338

		8,135,137
IT Services - 1.4%
Alliance Data Systems Corp. (I)	5,672	1,617,144
EPAM Systems, Inc. (I)	28,009	1,174,417

		2,791,561
Semiconductors & Semiconductor Equipment - 2.7%
MKS Instruments, Inc.	33,303	1,001,088
Power Integrations, Inc.	29,232	1,728,488
Silicon Laboratories, Inc. (I)	25,688	1,335,005
Teradyne, Inc. (I)	63,935	1,296,602

		5,361,183
Software - 11.7%
ANSYS, Inc. (I)	17,556	1,466,277
Aspen Technology, Inc. (I)	66,048	3,100,954
Cadence Design Systems, Inc. (I)	84,776	1,299,616
CommVault Systems, Inc. (I)	17,684	1,218,074
FireEye, Inc. (I)	3,586	307,105

The accompanying notes are an integral part of the financial statements.
133

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	43,536	$1,809,356
Interactive Intelligence Group (I)	25,435	2,025,389
Manhattan Associates, Inc. (I)	117,100	4,436,919
Mentor Graphics Corp.	64,473	1,395,196
MICROS Systems, Inc. (I)	26,733	1,483,949
MicroStrategy, Inc., Class A (I)	8,034	1,037,430
Netscout Systems, Inc. (I)	25,152	955,273
Qlik Technologies, Inc. (I)	38,605	1,177,453
SolarWinds, Inc. (I)	25,393	1,172,649

		22,885,640
Technology Hardware, Storage & Peripherals - 1.0%
Cray, Inc. (I)	56,200	1,949,578

		50,470,999
Materials - 3.7%
Chemicals - 1.7%
PolyOne Corp.	47,598	1,784,925
Rockwood Holdings, Inc.	18,446	1,455,020

		3,239,945
Construction Materials - 0.7%
Martin Marietta Materials, Inc. (L)	11,562	1,410,333
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	58,290	1,418,196
Metals & Mining - 0.6%
Carpenter Technology Corp.	20,541	1,215,000

		7,283,474
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	25,154	2,393,906
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	14,378	1,475,183

TOTAL COMMON STOCKS (Cost $117,854,844)		$188,654,304

RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Exp
Date: 01/04/2016) (I)(N)	92,945	4,833

TOTAL RIGHTS (Cost $6,041)		$4,833

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	935,182	9,358,177

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,358,124)		$9,358,177

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	7,968,305	7,968,305

TOTAL SHORT-TERM INVESTMENTS (Cost $7,968,305)		$7,968,305

Total Investments (Small Company Growth Fund)
(Cost $135,187,314) - 105.3%		$205,985,619
Other assets and liabilities, net - (5.3%)		(10,347,194)

TOTAL NET ASSETS - 100.0%		$195,638,425

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 14.7%
Auto Components - 1.7%
Drew Industries, Inc.	101,100	$4,978,164
Modine Manufacturing Company (I)	152,300	2,252,517

		7,230,681
Automobiles - 0.8%
Winnebago Industries, Inc. (I)	127,700	3,404,482
Distributors - 1.1%
Pool Corp.	82,800	4,840,488
Diversified Consumer Services - 1.7%
American Public Education, Inc. (I)	42,800	1,515,976
Ascent Capital Group, Inc., Class A (I)	35,600	2,614,108
Matthews International Corp., Class A	82,600	3,389,077

		7,519,161
Hotels, Restaurants & Leisure - 1.0%
Orient-Express Hotels, Ltd., Class A (I)	177,800	2,738,120
Red Robin Gourmet Burgers, Inc. (I)	19,100	1,488,463

		4,226,583
Household Durables - 2.2%
CSS Industries, Inc.	66,600	1,798,200
Ethan Allen Interiors, Inc. (L)	67,500	1,696,275
M/I Homes, Inc. (I)	59,800	1,489,020
Meritage Homes Corp. (I)	92,100	4,440,141
Stanley Furniture Company, Inc. (I)	2,700	8,154

		9,431,790
Leisure Products - 0.4%
Brunswick Corp.	44,800	2,006,592
Media - 0.6%
Saga Communications, Inc., Class A	51,900	2,538,429
Multiline Retail - 0.4%
Fred’s, Inc., Class A	79,400	1,582,442
Specialty Retail - 3.9%
Aaron’s, Inc.	246,700	7,581,091
Haverty Furniture Companies, Inc.	114,700	3,343,505
MarineMax, Inc. (I)(L)	109,900	1,582,560
Pier 1 Imports, Inc.	90,700	1,716,044
Stein Mart, Inc.	184,800	2,511,432

		16,734,632
Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	77,200	1,488,416
Kate Spade & Company (I)	72,600	2,484,372

		3,972,788

		63,488,068
Consumer Staples - 0.7%
Food & Staples Retailing - 0.5%
Spartan Stores, Inc.	98,800	2,231,892
Tobacco - 0.2%
Alliance One International, Inc. (I)	230,800	620,852

		2,852,744
Energy - 5.9%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (I)	35,400	1,677,606
C&J Energy Services, Inc. (I)(L)	50,400	1,302,840
CARBO Ceramics, Inc. (L)	22,900	2,840,745
Hercules Offshore, Inc. (I)	122,800	584,528

The accompanying notes are an integral part of the financial statements.
134

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TETRA Technologies, Inc. (I)	162,200	$1,946,400

		8,352,119
Oil, Gas & Consumable Fuels - 3.9%
Cloud Peak Energy, Inc. (I)	82,700	1,604,380
EPL Oil & Gas, Inc. (I)	55,000	1,655,500
GasLog, Ltd.	159,200	3,352,752
Northern Oil and Gas, Inc. (I)(L)	148,500	2,067,120
Oasis Petroleum, Inc. (I)	96,400	4,200,148
PDC Energy, Inc. (I)	44,300	2,752,359
Teekay Tankers, Ltd., Class A (L)	269,700	1,267,590

		16,899,849

		25,251,968
Financials - 22.7%
Banks - 8.8%
Columbia Banking System, Inc.	57,600	1,510,272
East West Bancorp, Inc.	225,195	8,037,210
Glacier Bancorp, Inc.	149,600	4,151,400
Home BancShares, Inc.	192,600	6,463,656
Signature Bank (I)	34,200	4,477,806
SVB Financial Group (I)	72,900	9,178,839
Wintrust Financial Corp.	91,000	4,211,480

		38,030,663
Capital Markets - 2.6%
Ares Capital Corp.	208,700	3,762,861
Hercules Technology Growth Capital, Inc. (L)	198,000	3,116,520
JMP Group, Inc.	79,000	580,650
KCAP Financial, Inc. (L)	138,200	1,134,622
Piper Jaffray Companies (I)	29,100	1,219,290
Safeguard Scientifics, Inc. (I)(L)	68,000	1,333,480

		11,147,423
Diversified Financial Services - 0.5%
Compass Diversified Holdings	113,600	2,128,864
Insurance - 3.9%
Assured Guaranty, Ltd.	71,002	1,743,099
Employers Holdings, Inc.	58,850	1,157,580
Markel Corp. (I)	4,790	2,768,620
Meadowbrook Insurance Group, Inc. (L)	236,600	1,270,542
National Interstate Corp.	83,600	2,530,572
ProAssurance Corp.	163,100	7,414,526

		16,884,939
Real Estate Investment Trusts - 6.5%
Acadia Realty Trust	88,400	2,338,180
CBL & Associates Properties, Inc.	154,100	2,741,439
Cedar Realty Trust, Inc.	171,800	1,056,570
First Potomac Realty Trust	136,800	1,734,624
Hatteras Financial Corp.	48,100	948,532
Kilroy Realty Corp.	73,100	4,204,712
Kite Realty Group Trust	229,100	1,415,838
LaSalle Hotel Properties	104,700	3,281,298
Potlatch Corp.	64,600	2,560,744
PS Business Parks, Inc.	12,900	1,083,858
Redwood Trust, Inc.	150,200	3,019,020
Saul Centers, Inc.	38,200	1,775,154
Washington Real Estate Investment Trust	67,100	1,687,565

		27,847,534
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	120,500	1,873,775

		97,913,198

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 3.8%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	94,700	$1,401,560
Health Care Equipment & Supplies - 2.4%
Analogic Corp.	26,700	2,516,742
Quidel Corp. (I)(L)	79,800	2,235,996
West Pharmaceutical Services, Inc.	119,800	5,460,484

		10,213,222
Health Care Providers & Services - 1.1%
Landauer, Inc.	25,700	1,245,422
National Healthcare Corp.	49,700	2,559,550
Triple-S Management Corp., Class B (I)	68,330	1,144,528

		4,949,500

		16,564,282
Industrials - 24.4%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	172,000	1,341,600
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	63,600	2,484,852
Airlines - 1.8%
Alaska Air Group, Inc.	89,000	7,710,960
Building Products - 1.7%
Gibraltar Industries, Inc. (I)	135,100	2,489,893
Quanex Building Products Corp.	77,600	1,508,544
Universal Forest Products, Inc.	57,200	3,187,756

		7,186,193
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	67,700	4,240,051
McGrath RentCorp. (L)	138,900	4,496,193
Mine Safety Appliances Company (I)	67,700	3,483,165
Waste Connections, Inc.	61,400	2,656,778

		14,876,187
Construction & Engineering - 1.3%
Aegion Corp. (I)	115,300	2,669,195
Comfort Systems USA, Inc.	102,200	1,679,146
Pike Corp. (I)	102,200	1,060,836

		5,409,177
Electrical Equipment - 0.7%
Franklin Electric Company, Inc.	65,400	2,850,786
Machinery - 5.1%
Astec Industries, Inc.	42,000	1,689,240
CIRCOR International, Inc.	47,900	3,427,724
ESCO Technologies, Inc.	15,100	541,184
IDEX Corp.	49,800	3,738,486
Nordson Corp.	66,900	4,894,404
Proto Labs, Inc. (I)(L)	15,500	1,207,450
RBC Bearings, Inc. (I)	20,000	1,285,000
Sun Hydraulics Corp.	43,700	1,848,510
Woodward, Inc.	76,560	3,337,250

		21,969,248
Marine - 1.7%
Kirby Corp. (I)	72,200	7,552,842
Professional Services - 1.7%
FTI Consulting, Inc. (I)	36,800	1,074,192
Navigant Consulting, Inc. (I)	144,300	2,515,149
On Assignment, Inc. (I)	112,600	3,873,440

The accompanying notes are an integral part of the financial statements.
135

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
The Dolan Company (I)	105,500	$15,825

		7,478,606
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	79,400	7,854,248
Landstar System, Inc.	133,300	7,692,743
Universal Truckload Services, Inc.	52,700	1,370,200

		16,917,191
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (I)	181,400	6,855,106
Kaman Corp.	69,700	2,768,484

		9,623,590

		105,401,232
Information Technology - 11.3%
Communications Equipment - 0.8%
Ixia (I)	161,400	1,994,904
Sonus Networks, Inc. (I)	382,600	1,427,098

		3,422,002
Electronic Equipment, Instruments & Components - 6.3%
Belden, Inc.	75,200	5,424,176
Cognex Corp. (I)	57,200	2,154,152
Electro Rent Corp.	161,100	2,927,187
Electro Scientific Industries, Inc.	145,000	1,367,350
Fabrinet (I)	113,000	2,194,460
Littelfuse, Inc.	53,300	5,029,921
Methode Electronics, Inc.	59,900	2,030,610
Newport Corp. (I)	74,700	1,546,290
SYNNEX Corp. (I)	71,500	4,252,820

		26,926,966
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (I)	123,900	3,399,816
ATMI, Inc. (I)	58,200	1,979,382
Brooks Automation, Inc.	113,200	1,173,884
Cabot Microelectronics Corp. (I)	77,300	3,414,341
Entegris, Inc. (I)	160,600	1,935,230
Teradyne, Inc. (I)(L)	140,700	2,853,396

		14,756,049
Software - 0.8%
Accelrys, Inc. (I)	30,960	386,381
Progress Software Corp. (I)	127,000	3,167,380

		3,553,761

		48,658,778
Materials - 10.0%
Chemicals - 2.5%
American Vanguard Corp.	94,600	2,104,850
Innospec, Inc.	126,500	5,504,015
Minerals Technologies, Inc.	55,600	2,974,600

		10,583,465
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	15,650	1,328,685
Containers & Packaging - 2.1%
Aptargroup, Inc.	87,500	5,789,875
Myers Industries, Inc.	145,800	3,134,700

		8,924,575
Metals & Mining - 3.0%
AMCOL International Corp.	47,220	2,095,624
Carpenter Technology Corp.	62,700	3,708,705

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Franco-Nevada Corp. (L)	40,700	$2,080,026
Royal Gold, Inc.	37,400	2,569,754
Schnitzer Steel Industries, Inc., Class A (L)	45,000	1,141,650
Stillwater Mining Company (I)	111,600	1,511,064

		13,106,823
Paper & Forest Products - 2.1%
Clearwater Paper Corp. (I)	66,300	4,233,255
Deltic Timber Corp.	45,900	2,888,946
Wausau Paper Corp.	143,900	1,906,675

		9,028,876

		42,972,424
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	167,500	1,894,425
Utilities - 3.9%
Electric Utilities - 2.1%
Cleco Corp.	85,600	4,231,208
El Paso Electric Company	80,000	2,820,000
PNM Resources, Inc.	72,800	1,903,720

		8,954,928
Gas Utilities - 0.7%
Southwest Gas Corp.	59,600	3,219,592
Multi-Utilities - 1.1%
Black Hills Corp.	41,400	2,347,794
NorthWestern Corp.	53,000	2,434,820

		4,782,614

		16,957,134

TOTAL COMMON STOCKS (Cost $223,870,554)		$421,954,253

EXCHANGED-TRADED FUNDS - 0.2%
Financials - 0.2%
iShares Russell 2000 Value Index Fund (L)	9,300	930,000

TOTAL EXCHANGED-TRADED FUNDS (Cost $660,999)		$930,000

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	2,170,680	21,721,560

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,709,662)		$21,721,560

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	506,446	506,446
T. Rowe Price Reserve Investment
Fund, 0.0521% (Y)	8,026,507	8,026,507

		8,532,953

TOTAL SHORT-TERM INVESTMENTS (Cost $8,532,953)		$8,532,953

Total Investments (Small Company Value Fund)
(Cost $254,774,168) - 105.0%		$453,138,766
Other assets and liabilities, net - (5.0%)		(21,771,632)

TOTAL NET ASSETS - 100.0%		$431,367,134

The accompanying notes are an integral part of the financial statements.
136

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 20.9%
U.S. Government - 5.4%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$303,753	$301,142
0.375%, 07/15/2023	130,186	130,135
0.500%, 04/15/2015	569,957	583,938
0.625%, 02/15/2043	243,276	202,223
1.375%, 02/15/2044	1,204,952	1,222,367
1.625%, 01/15/2015	1,220,510	1,257,698
2.000%, 07/15/2014	4,698,168	4,799,470
2.500%, 01/15/2029	70,556	86,370
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,460,000	2,083,133
3.000%, 05/15/2042	3,660,000	3,279,704
3.125%, 02/15/2043	7,005,000	6,409,575
3.500%, 02/15/2039	1,115,000	1,114,652
3.625%, 08/15/2043 to 02/15/2044	1,720,000	1,731,728
4.375%, 05/15/2041	2,815,000	3,239,890
4.500%, 08/15/2039	680,000	797,619
4.625%, 02/15/2040	180,000	215,184
5.375%, 02/15/2031	1,675,000	2,146,094
6.125%, 08/15/2029	605,000	827,149
7.625%, 02/15/2025	355,000	521,573
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/2024	1,338,392	1,356,899
U.S. Treasury Notes
0.625%, 10/15/2016 to 11/30/2017	9,845,000	9,743,175
0.750%, 01/15/2017	1,865,000	1,870,537
1.250%, 10/31/2018	7,865,000	7,809,088
1.500%, 12/31/2018	2,575,000	2,579,226
2.375%, 12/31/2020	1,500,000	1,528,125
2.500%, 08/15/2023	345,000	342,359
2.750%, 02/15/2019 to 11/15/2023	765,000	805,496
U.S. Treasury Strips, PO
3.432%, 05/15/2021	540,000	458,232

		57,442,781
U.S. Government Agency - 15.5%
Federal Home Loan Banks
0.500%, 11/20/2015	925,000	927,765
0.625%, 12/28/2016	270,000	269,819
Federal Home Loan Mortgage Corp.
0.875%, 10/14/2016	1,360,000	1,370,029
2.233%, 09/01/2035 (P)	28,439	30,046
2.348%, 01/01/2036 (P)	1,204	1,280
2.371%, 02/01/2037 (P)	44,968	47,454
2.389%, 06/01/2038 (P)	41,628	44,112
2.390%, 03/01/2036 (P)	12,613	13,417
2.410%, 09/01/2032 (P)	1,332	1,415
2.419%, 02/01/2037 (P)	22,197	23,612
2.426%, 01/01/2037 (P)	7,974	8,482
2.475%, 07/01/2035 (P)	21,418	22,784
2.476%, 07/01/2035 (P)	33,629	35,732
2.500%, 05/01/2028 to 07/01/2043	736,135	728,332
2.525%, 11/01/2035 (P)	3,986	4,240
2.560%, 05/01/2037 (P)	29,034	30,885
2.810%, 02/01/2037 (P)	33,654	35,799
3.000%, 12/01/2042 to 06/01/2043	2,911,153	2,824,836
3.500%, 10/01/2026 to 11/01/2042	1,525,824	1,561,547
4.000%, 01/01/2025 to 12/01/2041	1,533,117	1,609,603
4.500%, 11/01/2018 to 04/01/2041	1,990,304	2,134,050
5.000%, 10/01/2018 to 04/01/2040	645,264	698,721
5.500%, 03/01/2018 to 12/01/2039	1,167,405	1,279,653
5.864%, 12/01/2036 (P)	12,132	13,022
5.936%, 10/01/2036 (P)	60,065	64,432

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.000%, 03/01/2014 to 12/01/2033	$91,073	$100,189
6.055%, 11/01/2036 (P)	22,188	23,873
6.500%, 05/01/2017 to 11/01/2033	39,824	43,984
7.000%, 02/01/2024 to 06/01/2032	130,181	152,230
7.500%, 05/01/2024 to 06/01/2024	1,531	1,780
10.500%, 05/01/2019	22	24
Federal National Mortgage Association
0.375%, 07/05/2016	270,000	268,962
0.625%, 08/26/2016	890,000	891,071
1.736%, 10/01/2033 (P)	38,386	39,588
1.950%, 06/01/2037 (P)	40,620	42,379
1.987%, 12/01/2035 (P)	7,690	8,070
2.209%, 12/01/2035 (P)	8,889	9,406
2.250%, 09/01/2037 (P)	21,478	22,827
2.270%, 09/01/2035 (P)	103,718	109,845
2.275%, 11/01/2035 (P)	71,308	75,511
2.303%, 07/01/2035 (P)	27,396	28,910
2.323%, 07/01/2027 (P)	511	522
2.380%, 08/01/2037 (P)	42,890	45,624
2.457%, 08/01/2036 (P)	82,253	87,443
2.500%, 10/01/2027 to 05/01/2043	3,638,203	3,579,525
2.500%, 01/01/2037 (P)	45,682	48,594
2.517%, 12/01/2035 (P)	3,797	4,039
2.520%, 12/01/2035 (P)	3,542	3,768
2.593%, 05/01/2038 (P)	20,974	22,228
2.665%, 12/01/2036 (P)	81,299	86,482
3.000%, 10/01/2026 to 11/01/2043	6,937,101	6,849,524
3.500%, 01/01/2026 to 12/01/2043	7,333,716	7,535,830
4.000%, 03/01/2025 to 03/01/2042	7,205,941	7,596,574
4.500%, 05/01/2019 to 12/01/2041	7,320,007	7,859,996
5.000%, 05/01/2018 to 10/01/2040	5,689,858	6,224,132
5.500%, 05/01/2016 to 03/01/2040	4,317,860	4,769,990
5.565%, 01/01/2019 (P)	366	398
5.846%, 09/01/2036 (P)	16,427	17,674
6.000%, 03/01/2021 to 04/01/2040	2,649,403	2,944,432
6.500%, 11/01/2015 to 04/01/2038	735,298	830,200
7.000%, 12/01/2029 to 04/01/2037	11,211	12,730
7.125%, 01/15/2030	365,000	515,047
Government National
Mortgage Association
2.500%, 07/20/2027 to 05/20/2043	4,227,104	4,058,196
3.000%, 06/20/2027 to 06/20/2043	18,238,483	18,129,815
3.500%, 09/15/2041 to 05/20/2043	13,999,680	14,433,554
4.000%, 11/20/2025 to 07/20/2042	13,229,322	14,054,534
4.500%, 08/15/2039 to 03/20/2041	19,555,332	21,270,505
5.000%, 02/15/2018 to 04/20/2041	12,119,370	13,326,429
5.500%, 02/15/2029 to 10/20/2040	6,971,502	7,769,097
6.000%, 03/15/2014 to 02/20/2039	5,334,078	6,011,330
6.500%, 12/15/2014 to 12/20/2033	1,498,872	1,719,293
7.000%, 04/15/2017 to 12/15/2034	665,532	780,758
9.250%, 10/15/2016 to 12/15/2019	1,751	2,012
9.750%, 07/15/2017 to 02/15/2021	1,732	2,065
10.250%, 11/15/2020	1,610	1,948
12.750%, 06/20/2014	7	7

		166,194,011

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $220,963,531)		$223,636,792

The accompanying notes are an integral part of the financial statements.
137

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 14.9%
Argentina - 0.1%
Republic of Argentina
2.260%, 12/31/2038	EUR	400,000	200,309
7.000%, 10/03/2015 to 04/17/2017		$450,000	406,750

			607,059
Armenia - 0.1%
Republic of Armenia
6.000%, 09/30/2020 (S)		500,000	512,500
Australia - 0.4%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	2,743,000	2,666,859
New South Wales Treasury Corp.
4.000%, 04/20/2023		678,000	587,287
6.000%, 03/01/2022		672,000	671,821

			3,925,967
Austria - 0.2%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	97,000	144,757
3.400%, 11/22/2022 (S)		424,000	661,798
3.900%, 07/15/2020 (S)		581,000	930,909

			1,737,464
Barbados - 0.0%
Government of Barbados
6.625%, 12/05/2035		$200,000	146,500
Belgium - 0.2%
Kingdom of Belgium
3.250%, 09/28/2016 (S)	EUR	148,000	219,416
4.000%, 03/28/2018 (S)		475,000	740,294
4.000%, 03/28/2022		111,000	177,927
4.250%, 09/28/2021 (S)		65,000	105,816
5.000%, 03/28/2035 (S)		198,000	356,085

			1,599,538
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	192,600
4.854%, 02/06/2024 (S)		685,000	687,343
5.603%, 07/20/2020 (S)		200,000	219,000

			1,098,943
Brazil - 1.8%
Federative Republic of Brazil
2.625%, 01/05/2023		1,550,000	1,367,100
4.250%, 01/07/2025		360,000	346,500
5.625%, 01/07/2041		1,710,000	1,680,075
6.000%, 05/15/2017 to 08/15/2024	BRL	1,903,000	1,909,358
7.125%, 01/20/2037		$371,000	431,751
10.000%, 01/01/2017 to 01/01/2023	BRL	34,548,000	14,024,620

			19,759,404
Canada - 0.3%
Government of Canada
2.750%, 06/01/2022	CAD	45,000	42,434
3.500%, 06/01/2020		401,000	398,313
4.000%, 06/01/2041		324,000	350,340
Province of British Columbia
3.700%, 12/18/2020		1,066,000	1,042,529
Province of Manitoba
1.300%, 04/03/2017		$380,000	384,304
Province of Ontario
1.200%, 02/14/2018		125,000	123,855
1.600%, 09/21/2016		475,000	485,590

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
3.500%, 06/02/2043	CAD	99,000	$84,212
Province of Quebec
5.000%, 12/01/2038		276,000	289,465

			3,201,042
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	137,800
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041		875,000	955,938
7.750%, 04/14/2021	COP	202,000,000	106,628

			1,062,566
Congo - 0.0%
Republic of Congo
3.500%, 06/30/2029		$59,311	52,787
Costa Rica - 0.0%
Republic of Costa Rica
4.375%, 04/30/2025		200,000	179,000
Croatia - 0.1%
Republic of Croatia
6.000%, 01/26/2024 (S)		200,000	206,300
6.375%, 03/24/2021		400,000	432,000

			638,300
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	613,000	949,097
3.875%, 05/24/2022		180,000	280,803

			1,229,900
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	538,420
7.000%, 11/10/2024		364,000	103,257

			641,677
Dominican Republic - 0.0%
Government of Dominican Republic
6.600%, 01/28/2024 (S)		$100,000	101,800
7.500%, 05/06/2021		300,000	331,500
9.040%, 01/23/2018		30,603	33,587

			466,887
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		100,000	101,500
6.875%, 04/30/2040		150,000	135,000

			236,500
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	318,160
France - 0.4%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		477,000	686,330
Government of France
1.000%, 07/25/2017		1,001,000	1,403,420
3.750%, 04/25/2021		789,000	1,254,330
4.000%, 10/25/2038		294,000	472,077

The accompanying notes are an integral part of the financial statements.
138

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Government of France (continued)
5.750%, 10/25/2032	EUR	316,000	$618,251

			4,434,408
Germany - 1.0%
Federal Republic of Germany
0.248%, 12/11/2015		1,056,000	1,454,303
1.500%, 02/15/2023		1,125,000	1,559,111
2.000%, 02/26/2016		1,272,000	1,820,705
2.500%, 07/04/2044		719,000	997,567
3.250%, 07/04/2015		535,000	769,173
3.500%, 01/04/2016		1,390,000	2,037,936
4.000%, 01/04/2037		975,000	1,709,049

			10,347,844
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	32,340
Hungary - 0.0%
Republic of Hungary
5.750%, 11/22/2023		90,000	92,588
6.000%, 01/11/2019	EUR	76,000	115,351
6.500%, 06/24/2019	HUF	21,980,000	103,866
6.750%, 02/24/2017		22,240,000	105,263

			417,068
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016		$125,000	131,719
4.875%, 06/16/2016 (S)		275,000	289,781
5.875%, 05/11/2022 (S)		663,000	708,829
5.875%, 05/11/2022		442,000	472,553

			1,602,882
Indonesia - 0.6%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		1,420,000	1,256,700
6.125%, 03/15/2019 (S)		540,000	588,600
Republic of Indonesia
3.375%, 04/15/2023 (S)		200,000	179,500
3.375%, 04/15/2023		380,000	341,050
3.750%, 04/25/2022 (S)		1,275,000	1,206,533
4.625%, 04/15/2043		200,000	166,500
4.875%, 05/05/2021 (S)		220,000	227,150
4.875%, 05/05/2021		1,000,000	1,032,500
5.250%, 01/17/2042		300,000	273,000
5.375%, 10/17/2023 (S)		200,000	208,000
7.000%, 05/15/2022	IDR	920,000,000	72,750
7.750%, 01/17/2038		$450,000	534,375
8.250%, 07/15/2021 to 06/15/2032	IDR	3,307,000,000	277,352
11.625%, 03/04/2019 (S)		$110,000	148,638

			6,512,648
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		707,000	609,788
Ireland - 0.2%
Republic of Ireland
4.500%, 10/18/2018 to 04/18/2020	EUR	985,000	1,539,954
5.400%, 03/13/2025		366,000	601,251
5.500%, 10/18/2017		221,000	351,702

			2,492,907

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Israel - 0.0%
Government of Israel
4.250%, 03/31/2023	ILS	192,000	$61,313
5.500%, 02/28/2017		786,000	252,803

			314,116
Italy - 0.7%
Republic of Italy
3.500%, 11/01/2017	EUR	241,000	353,504
3.750%, 03/01/2021		363,000	531,763
4.250%, 03/01/2020		55,000	83,349
4.500%, 07/15/2015 to 08/01/2018		2,453,000	3,661,540
5.000%, 09/01/2040		866,000	1,315,006
5.500%, 09/01/2022		635,000	1,024,092
5.750%, 02/01/2033		236,000	393,839
6.000%, 05/01/2031		51,000	87,036

			7,450,129
Ivory Coast - 0.0%
Republic of Ivory Coast
5.750%, 12/31/2032		$285,000	251,869
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	224,950
8.500%, 11/16/2021		76,190	77,809
10.625%, 06/20/2017		350,000	385,000

			687,759
Japan - 1.2%
Government of Japan
0.100%, 09/10/2023	JPY	165,185,200	1,740,718
0.400%, 03/20/2018		157,850,000	1,567,013
0.800%, 06/20/2023		18,300,000	183,890
1.400%, 03/20/2018 to 03/20/2020		151,200,000	1,578,428
1.700%, 06/20/2032		182,000,000	1,896,169
2.000%, 12/20/2033		9,650,000	103,590
2.200%, 06/22/2020		192,100,000	2,115,301
2.300%, 06/20/2028 to 03/20/2040		297,750,000	3,408,800

			12,593,909
Lithuania - 0.1%
Republic of Lithuania
4.850%, 02/07/2018	EUR	367,000	568,372
7.375%, 02/11/2020		$165,000	201,300

			769,672
Malaysia - 0.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	293,000	84,838
3.492%, 03/31/2020		716,000	213,165
3.889%, 07/31/2020		745,000	226,865
4.232%, 06/30/2031		190,000	55,309
4.378%, 11/29/2019		648,000	203,216
4.498%, 04/15/2030		471,000	142,667
4.646%, 07/06/2021		$250,000	268,808

			1,194,868
Mexico - 1.2%
Government of Mexico
2.500%, 12/10/2020	MXN	4,826,642	369,887
4.000%, 06/13/2019		2,769,805	230,907
4.000%, 10/02/2023		$220,000	222,750
4.750%, 03/08/2044		1,470,000	1,370,775
5.500%, 02/17/2020	EUR	197,000	323,774
5.550%, 01/21/2045		$116,000	120,640

The accompanying notes are an integral part of the financial statements.
139

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
5.750%, 10/12/2110		$100,000	$95,000
6.050%, 01/11/2040		424,000	474,456
6.500%, 06/10/2021 to 06/09/2022	MXN	32,521,000	2,514,412
7.500%, 06/03/2027		4,744,000	383,874
7.750%, 11/13/2042		38,293,000	3,010,350
8.000%, 06/11/2020		6,500,000	549,956
8.500%, 12/13/2018 to 11/18/2038		15,536,000	1,324,084
9.500%, 12/18/2014		14,930,000	1,176,791
10.000%, 11/20/2036		1,629,000	159,006

			12,326,662
Mongolia - 0.1%
Government of Mongolia
4.125%, 01/05/2018		$200,000	180,000
4.125%, 01/05/2018 (S)		200,000	180,000
5.125%, 12/05/2022		200,000	160,000

			520,000
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		600,000	580,500
Namibia - 0.0%
Namibia International Bonds
5.500%, 11/03/2021		400,000	411,000
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028 (S)	EUR	581,000	1,107,146
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	252,125

			1,359,271
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	233,562
Panama - 0.1%
Republic of Panama
5.200%, 01/30/2020		$360,000	394,200
6.700%, 01/26/2036		190,000	218,738

			612,938
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		290,000	300,150
6.550%, 03/14/2037		235,000	277,888
6.900%, 08/12/2037	PEN	1,500,000	509,861
7.840%, 08/12/2020 (S)		186,000	73,276

			1,161,175
Philippines - 0.2%
Republic of Philippines
4.200%, 01/21/2024		$200,000	206,750
6.375%, 10/23/2034		1,200,000	1,491,000

			1,697,750
Poland - 0.3%
Republic of Poland
3.000%, 03/17/2023		260,000	244,075
3.750%, 01/19/2023	EUR	224,000	341,265
4.000%, 10/25/2023	PLN	304,000	97,936
4.000%, 01/22/2024		$235,000	236,763
4.750%, 04/25/2017	PLN	709,000	244,688
5.000%, 03/23/2022		$435,000	477,413

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
5.250%, 10/25/2017	PLN	325,000	$114,169
5.500%, 04/25/2015 to 10/25/2019		2,233,000	774,013
5.750%, 09/23/2022		805,000	293,363

			2,823,685
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	218,500
Republic of Georgia - 0.0%
Republic of Georgia
6.875%, 04/12/2021		200,000	219,000
Romania - 0.2%
Government of Romania
4.375%, 08/22/2023 (S)		378,000	374,220
4.375%, 08/22/2023		100,000	99,000
4.625%, 09/18/2020	EUR	410,000	604,689
4.875%, 11/07/2019		294,000	441,114
4.875%, 01/22/2024 (S)		$56,000	57,190
6.750%, 02/07/2022		420,000	491,925

			2,068,138
Russia - 0.8%
Government of Russia
4.500%, 04/04/2022		400,000	405,000
5.625%, 04/04/2042 (S)		200,000	197,500
5.625%, 04/04/2042		200,000	197,500
7.400%, 06/14/2017	RUB	10,960,000	303,937
7.500%, 03/31/2030 (S)		$196,625	228,085
7.500%, 03/31/2030		5,990,270	6,948,713
7.600%, 04/14/2021	RUB	1,814,000	49,121
7.850%, 03/10/2018		15,000,000	417,055

			8,746,911
Rwanda - 0.0%
Republic of Rwanda
6.625%, 05/02/2023 (S)		$200,000	195,000
Serbia - 0.2%
Republic of Serbia
4.875%, 02/25/2020		400,000	396,500
5.250%, 11/21/2017 (S)		200,000	208,000
5.250%, 11/21/2017		260,000	270,400
5.875%, 12/03/2018 (S)		320,000	337,600
6.750%, 11/01/2024		294,546	297,491
7.250%, 09/28/2021		900,000	995,625

			2,505,616
Singapore - 0.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	276,000	231,883
Slovenia - 0.2%
Republic of Slovenia
4.125%, 02/18/2019 (S)		$400,000	411,000
4.750%, 05/10/2018		302,000	320,534
5.250%, 02/18/2024 (S)		200,000	204,302
5.850%, 05/10/2023		879,000	944,925

			1,880,761
South Africa - 0.4%
Republic of South Africa
4.665%, 01/17/2024		850,000	839,545
5.500%, 03/09/2020		110,000	118,938
5.875%, 05/30/2022 to 09/16/2025		900,000	974,250

The accompanying notes are an integral part of the financial statements.
140

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
6.250%, 03/08/2041		$100,000	$107,750
6.500%, 02/28/2041	ZAR	536,000	36,571
6.750%, 03/31/2021		12,466,000	1,059,354
6.875%, 05/27/2019		$125,000	144,063
7.750%, 02/28/2023	ZAR	2,214,000	196,414
8.000%, 12/21/2018		5,854,000	543,026
8.250%, 09/15/2017		1,010,000	95,192
10.500%, 12/21/2026		791,000	84,425
13.500%, 09/15/2015		2,467,000	249,918

			4,449,446
South Korea - 0.2%
Republic of Korea
3.250%, 09/10/2018	KRW	134,140,000	126,325
3.750%, 06/10/2022		340,930,000	326,415
4.250%, 06/10/2021		306,840,000	303,481
4.500%, 03/10/2015		1,116,900,000	1,065,331
5.000%, 06/10/2020		627,330,000	644,370

			2,465,922
Spain - 0.2%
Instituto de Credito Oficial
6.000%, 03/08/2021	EUR	209,000	343,455
Kingdom of Spain
3.800%, 01/31/2017		100,000	147,499
4.100%, 07/30/2018		468,000	704,765
4.250%, 10/31/2016		96,000	142,696
4.400%, 01/31/2015		423,000	604,302
4.500%, 01/31/2018		300,000	455,623
4.850%, 10/31/2020		134,000	208,422

			2,606,762
Sri Lanka - 0.1%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	299,250
6.000%, 01/14/2019 (S)		200,000	210,000
6.250%, 07/27/2021		350,000	364,875

			874,125
Sweden - 0.1%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	115,000	16,820
3.500%, 06/01/2022		1,730,000	299,341
3.750%, 08/12/2017		3,590,000	607,791
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	477,347

			1,401,299
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.392%, 03/09/2020 (P)		300,000	307,500
Thailand - 0.1%
Kingdom of Thailand
3.580%, 12/17/2027	THB	6,542,000	192,107
3.625%, 06/16/2023		6,339,000	193,766
3.875%, 06/13/2019		9,363,000	296,789

			682,662
Turkey - 0.7%
Hazine Mustesarligi Varlik Kiralama AS
4.557%, 10/10/2018 (S)		$475,000	482,125
Republic of Turkey
3.000%, 02/23/2022	TRY	538,642	235,903

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
3.250%, 03/23/2023		$300,000	$258,450
4.875%, 04/16/2043		200,000	162,200
5.125%, 03/25/2022		500,000	498,750
5.625%, 03/30/2021		1,400,000	1,457,400
6.000%, 01/14/2041		1,190,000	1,122,765
6.250%, 09/26/2022		600,000	642,900
6.750%, 05/30/2040		250,000	259,000
6.875%, 03/17/2036		360,000	380,250
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,112,674
7.500%, 11/07/2019		200,000	230,200

			7,842,617
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		400,000	357,000
6.580%, 11/21/2016		2,475,000	2,202,750

			2,559,750
United Kingdom - 0.7%
Government of United Kingdom
1.250%, 07/22/2018	GBP	1,366,000	2,249,923
2.250%, 09/07/2023		83,000	133,524
3.750%, 09/07/2020 to 09/07/2021		584,000	1,070,757
4.250%, 06/07/2032 to 12/07/2046		1,344,000	2,551,020
4.500%, 12/07/2042		979,000	1,949,246

			7,954,470
Venezuela - 0.3%
Republic of Venezuela
7.650%, 04/21/2025		$800,000	516,000
8.250%, 10/13/2024		700,000	469,000
9.250%, 05/07/2028		635,100	446,793
11.950%, 08/05/2031		2,315,300	1,852,240
12.750%, 08/23/2022		500,000	435,000

			3,719,033
Zambia - 0.0%
Republic of Zambia
5.375%, 09/20/2022		200,000	167,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $162,346,229)			$160,087,139

CORPORATE BONDS - 39.3%
Consumer Discretionary - 6.4%
21st Century Fox America, Inc.
5.300%, 12/15/2014		210,000	218,182
6.150%, 02/15/2041		370,000	429,282
6.400%, 12/15/2035		205,000	243,873
8.250%, 08/10/2018		145,000	183,591
99 Cents Only Stores
11.000%, 12/15/2019		300,000	342,000
Affinia Group, Inc.
7.750%, 05/01/2021		75,000	81,000
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	486,000
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	226,125
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	104,250
6.250%, 03/15/2021		200,000	214,000
6.625%, 10/15/2022		225,000	244,688

The accompanying notes are an integral part of the financial statements.
141

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Arcelik AS
5.000%, 04/03/2023		$300,000	$263,250
Arcos Dorados Holdings, Inc.
6.625%, 09/27/2023 (S)		150,000	151,875
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020	GBP	100,000	187,131
AutoZone, Inc.
1.300%, 01/13/2017		$140,000	140,408
5.500%, 11/15/2015		45,000	48,543
5.750%, 01/15/2015		35,000	36,567
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	18,627
Brinker International, Inc.
2.600%, 05/15/2018		$35,000	35,041
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		75,000	71,944
9.500%, 11/15/2018 (S)		130,000	170,468
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	122,286
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		$475,000	456,000
11.250%, 06/01/2017		600,000	612,750
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		375,000	396,563
Carnival Corp.
1.200%, 02/05/2016		90,000	90,338
CCO Holdings LLC
5.125%, 02/15/2023		1,015,000	989,625
5.250%, 03/15/2021 (S)		75,000	76,031
5.250%, 09/30/2022		50,000	49,875
6.625%, 01/31/2022		975,000	1,050,563
Cedar Fair LP
5.250%, 03/15/2021		300,000	304,875
Central European Media Enterprises, Ltd.
11.625%, 09/15/2016 (S)	EUR	500,000	728,108
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		$1,000,000	1,057,500
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		325,000	324,188
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		450,000	441,000
Chinos Intermediate Holdings A, Inc., PIK
7.750%, 05/01/2019 (S)		400,000	418,000
Chrysler Group LLC
8.000%, 06/15/2019 (S)		350,000	385,000
8.250%, 06/15/2021		200,000	226,500
8.250%, 06/15/2021 (S)		675,000	764,438
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	375,000	539,611
8.750%, 05/15/2018		90,000	129,507
Clear Channel Communications, Inc.
9.000%, 12/15/2019		$875,000	918,750
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		675,000	718,875
7.625%, 03/15/2020		150,000	162,375
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		400,000	400,000
Comcast Corp.
3.125%, 07/15/2022		165,000	163,560
6.400%, 03/01/2040		30,000	36,957
6.950%, 08/15/2037		670,000	870,833

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
COX Communications, Inc.
3.250%, 12/15/2022 (S)		$245,000	$230,550
5.450%, 12/15/2014		46,000	47,746
8.375%, 03/01/2039 (S)		345,000	440,504
CSC Holdings LLC
6.750%, 11/15/2021		200,000	225,500
Daimler Finance North America LLC
0.857%, 03/28/2014 (P) (S)		380,000	380,145
1.098%, 08/01/2018 (P) (S)		170,000	170,887
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	17,524
Dana Holding Corp.
5.375%, 09/15/2021		$400,000	412,000
DBP Holding Corp.
7.750%, 10/15/2020 (S)		325,000	316,063
Delphi Corp.
4.150%, 03/15/2024		265,000	266,049
5.000%, 02/15/2023		225,000	239,906
Dex Media, Inc., PIK
14.000%, 01/29/2017		383,750	199,550
DFS Furniture Holdings PLC
7.625%, 08/15/2018 (S)	GBP	100,000	179,395
DIRECTV Holdings LLC
1.750%, 01/15/2018		$210,000	208,366
2.400%, 03/15/2017		785,000	807,110
3.800%, 03/15/2022		55,000	54,382
5.200%, 03/15/2020		85,000	93,656
5.875%, 10/01/2019		430,000	493,230
DISH DBS Corp.
4.250%, 04/01/2018		200,000	208,000
5.125%, 05/01/2020		350,000	362,250
5.875%, 07/15/2022		450,000	473,625
6.750%, 06/01/2021		125,000	140,000
Dollar General Corp.
3.250%, 04/15/2023		227,000	213,194
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	210,000
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		300,000	321,750
Ferrellgas LP
6.750%, 01/15/2022 (S)		200,000	209,000
Ford Credit Canada, Ltd.
3.700%, 08/02/2018	CAD	50,000	47,037
Ford Motor Company
4.750%, 01/15/2043		$245,000	236,959
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	276,338
3.000%, 06/12/2017		250,000	260,324
3.875%, 01/15/2015		230,000	236,360
5.750%, 02/01/2021		1,410,000	1,613,790
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	251,250
Gannett Company, Inc.
5.125%, 10/15/2019 (S)		200,000	210,000
6.375%, 10/15/2023 (S)		150,000	158,250
General Motors Company
3.500%, 10/02/2018 (S)		225,000	232,313
6.250%, 10/02/2043 (S)		350,000	387,625
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	337,188
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	25,314

The accompanying notes are an integral part of the financial statements.
142

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
GLP Capital LP
4.375%, 11/01/2018 (S)		$325,000	$337,188
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		550,000	635,250
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	191,231
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	2,000,000	122,155
GTECH SpA
5.375%, 12/05/2016	EUR	50,000	76,275
Gymboree Corp.
9.125%, 12/01/2018		$425,000	377,188
Hanesbrands, Inc.
6.375%, 12/15/2020		375,000	411,563
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		235,000	235,992
Hasbro, Inc.
6.125%, 05/15/2014		55,000	55,589
Historic TW, Inc.
6.875%, 06/15/2018		130,000	155,382
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	317,897
Hyundai Capital America
1.450%, 02/06/2017 (S)		85,000	84,962
1.625%, 10/02/2015 (S)		150,000	151,529
1.875%, 08/09/2016 (S)		105,000	106,561
2.550%, 02/06/2019 (S)		500,000	502,993
2.875%, 08/09/2018 (S)		225,000	230,510
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	210,671
4.375%, 07/27/2016 (S)		255,000	272,791
Icahn Enterprises LP
4.875%, 03/15/2019 (S)		400,000	408,000
6.000%, 08/01/2020		250,000	266,250
6.000%, 08/01/2020 (S)		475,000	501,125
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	205,000
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	92,840
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	125,000	195,865
Isle of Capri Casinos, Inc.
5.875%, 03/15/2021		$100,000	103,250
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		125,000	131,563
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		750,000	783,750
KB Home
7.000%, 12/15/2021		400,000	429,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	34,539
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	238,500
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		825,000	882,750
Levi Strauss & Company
6.875%, 05/01/2022		275,000	301,125
Magnolia BC SA
9.000%, 08/01/2020 (S)	EUR	175,000	256,046
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	50,350
MDC Holdings, Inc.
5.375%, 12/15/2014		$60,000	62,292

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$550,000	$587,125
MGM Resorts International
6.625%, 12/15/2021		425,000	466,438
6.750%, 10/01/2020		625,000	690,625
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	439,875
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	214,728
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	217,500
National CineMedia LLC
6.000%, 04/15/2022		475,000	497,563
NBCUniversal Enterprise, Inc.
0.924%, 04/15/2018 (P) (S)		115,000	115,491
1.974%, 04/15/2019 (S)		295,000	291,932
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	250,332
2.875%, 01/15/2023		225,000	216,445
5.150%, 04/30/2020		190,000	217,262
Netflix, Inc.
5.375%, 02/01/2021		600,000	627,000
5.750%, 03/01/2024 (S)		600,000	624,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		800,000	854,000
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,567
2.050%, 12/01/2017		170,000	170,450
Next PLC
5.875%, 10/12/2016	GBP	50,000	92,509
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	232,304
NVR, Inc.
3.950%, 09/15/2022		355,000	347,327
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	24,723
3.850%, 06/15/2023		85,000	83,985
4.875%, 01/14/2021		435,000	468,030
Omnicom Group, Inc.
5.900%, 04/15/2016		260,000	286,077
Outerwall, Inc.
6.000%, 03/15/2019		550,000	572,000
PC Nextco Holdings LLC, PIK
8.750%, 08/15/2019 (S)		375,000	387,188
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	287,375
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)		375,000	404,063
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		400,000	435,000
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		175,000	190,750
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	324,750
PNK Finance Corp.
6.375%, 08/01/2021 (S)		350,000	365,750
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	225,000	348,612
PortAventura Entertainment Barcelona BV
7.250%, 12/01/2020 (S)		200,000	290,553
Quiksilver, Inc.
7.875%, 08/01/2018 (S)		$225,000	245,250
10.000%, 08/01/2020		325,000	368,875

The accompanying notes are an integral part of the financial statements.
143

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
QVC, Inc.
4.375%, 03/15/2023		$545,000	$530,726
Regal Entertainment Group
5.750%, 03/15/2022		300,000	307,500
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		400,000	405,000
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		275,000	292,875
Sears Holdings Corp.
6.625%, 10/15/2018		225,000	212,906
SES SA
3.600%, 04/04/2023 (S)		240,000	235,582
Shea Homes LP
8.625%, 05/15/2019		250,000	275,625
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	388,125
Sirius XM Holdings, Inc.
4.250%, 05/15/2020 (S)		225,000	219,938
Sirius XM Radio, Inc.
5.750%, 08/01/2021 (S)		725,000	754,000
Sisal Group SpA
7.250%, 09/30/2017 (S)	EUR	100,000	142,861
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (S)		$150,000	153,750
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	405,000
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	168,875
7.000%, 07/15/2022		225,000	247,500
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	119,000
Starz LLC
5.000%, 09/15/2019		275,000	285,656
Station Casinos LLC
7.500%, 03/01/2021		400,000	429,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	278,750
TCM Sub LLC
3.550%, 01/15/2015 (S)		200,000	205,057
Tempur Sealy International, Inc.
6.875%, 12/15/2020		200,000	219,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	191,188
8.750%, 08/15/2020		125,000	147,500
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		355,000	359,081
3.750%, 02/15/2023		200,000	195,023
4.000%, 03/15/2022		370,000	368,621
6.250%, 11/15/2014		290,000	299,788
The William Carter Company
5.250%, 08/15/2021 (S)		550,000	563,750
Thomson Reuters Corp.
0.875%, 05/23/2016		100,000	99,806
1.300%, 02/23/2017		120,000	119,910
Time Warner Cable, Inc.
6.550%, 05/01/2037		230,000	266,551
7.500%, 04/01/2014		50,000	50,258
8.250%, 04/01/2019		830,000	1,045,171
8.750%, 02/14/2019		210,000	267,954
Time Warner, Inc.
7.700%, 05/01/2032		10,000	13,333
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	208,013

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		$200,000	$221,500
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		252,881	268,686
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	165,234
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	150,000	225,679
Unitymedia KabelBW GmbH
9.500%, 03/15/2021 (S)		675,000	1,077,589
9.500%, 03/15/2021		100,000	159,643
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$975,000	999,375
6.750%, 09/15/2022 (S)		625,000	693,750
8.500%, 05/15/2021 (S)		675,000	750,094
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,837
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,125
6.875%, 07/15/2021 (S)	CAD	475,000	472,941
Virgin Media Finance PLC
7.000%, 04/15/2023 (S)	GBP	100,000	177,502
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		$295,000	297,982
Volkswagen Leasing GmbH
3.250%, 05/10/2018	EUR	100,000	149,312
Vougeot Bidco PLC
7.875%, 07/15/2020 (S)	GBP	100,000	181,906
Voyage Care Bondco PLC
6.500%, 08/01/2018 (S)		100,000	174,572
VTR Finance BV
6.875%, 01/15/2024 (S)		$825,000	845,039
Whirlpool Corp.
1.350%, 03/01/2017		60,000	60,113
4.700%, 06/01/2022		250,000	266,966
8.600%, 05/01/2014		170,000	172,122
William Lyon Homes, Inc.
8.500%, 11/15/2020		450,000	495,000
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		158,000	165,110
11.500%, 10/01/2018		200,000	227,500
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	135,000
WPP Finance 2010
3.625%, 09/07/2022		275,000	271,240
4.750%, 11/21/2021		320,000	341,799
WPP Finance UK
8.000%, 09/15/2014		65,000	67,508
WPP PLC
6.000%, 04/04/2017	GBP	50,000	93,378

			68,938,684
Consumer Staples - 2.1%
Agrokor DD
8.875%, 02/01/2020		$200,000	216,500
9.125%, 02/01/2020	EUR	100,000	157,216
Altria Group, Inc.
4.125%, 09/11/2015		$145,000	152,589
4.750%, 05/05/2021		800,000	873,746
9.250%, 08/06/2019		175,000	232,944
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	48,116
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$200,000	211,000

The accompanying notes are an integral part of the financial statements.
144

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		$100,000	$96,500
Avon Products, Inc.
2.375%, 03/15/2016		80,000	81,391
4.600%, 03/15/2020		395,000	402,911
5.000%, 03/15/2023		515,000	514,447
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	59,792
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)		$250,000	257,813
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	111,150
BI-LO LLC, PIK
8.625%, 09/15/2018 (S)		200,000	208,500
Big Heart Pet Brands
7.625%, 02/15/2019		1,400,000	1,457,750
BRF SA
3.950%, 05/22/2023 (S)		200,000	173,500
Bumble Bee Holdings, Inc.
9.000%, 12/15/2017 (S)		199,000	218,154
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	330,275
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		500,000	519,003
4.100%, 03/15/2016		30,000	31,724
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	95,643
Casino Guichard Perrachon SA
3.994%, 03/09/2020	EUR	100,000	151,448
Ceridian Corp.
8.875%, 07/15/2019 (S)		$200,000	228,500
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	366,374
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	148,094
ConAgra Foods, Inc.
3.200%, 01/25/2023		325,000	309,106
4.950%, 08/15/2020		160,000	176,775
Constellation Brands, Inc.
6.000%, 05/01/2022		425,000	470,688
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	389,813
7.875%, 10/28/2019		100,000	111,375
CVS Caremark Corp.
1.200%, 12/05/2016		100,000	100,565
Darling International, Inc.
5.375%, 01/15/2022 (S)		200,000	205,250
Delhaize Group SA
3.125%, 02/27/2020	EUR	100,000	144,900
6.500%, 06/15/2017		$375,000	427,295
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	100,000	151,833
ESAL GmbH
6.250%, 02/05/2023 (S)		$555,000	516,150
Harbinger Group, Inc.
7.750%, 01/15/2022 (S)		225,000	227,250
7.875%, 07/15/2019		475,000	515,375
Heineken NV
1.400%, 10/01/2017 (S)		135,000	134,692
7.250%, 03/10/2015	GBP	40,000	70,967
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	314,525

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Imperial Tobacco Finance PLC (continued)
3.500%, 02/11/2023 (S)		$570,000	$547,764
6.250%, 12/04/2018	GBP	40,000	77,248
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	207,000
Kraft Foods Group, Inc.
1.625%, 06/04/2015		195,000	197,598
5.000%, 06/04/2042		65,000	67,769
Marfrig Holding Europe BV
11.250%, 09/20/2021 (S)		400,000	402,000
11.250%, 09/20/2021		200,000	201,000
MHP SA
8.250%, 04/02/2020 (S)		460,000	377,292
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		200,000	222,000
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	100,668
Mriya Agro Holding PLC
9.450%, 04/19/2018 (S)		$300,000	246,750
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	224,153
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	138,062
Post Holdings, Inc.
7.375%, 02/15/2022		100,000	108,875
7.375%, 02/15/2022 (S)		150,000	163,313
R&R Ice Cream PLC
8.375%, 11/15/2017 (S)	EUR	200,000	294,004
R&R Ice Cream PLC, PIK
9.250%, 05/15/2018 (S)		250,000	353,702
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	130,754
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,171
3.250%, 11/01/2022		450,000	427,885
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	130,625
7.125%, 04/15/2019		100,000	106,375
9.000%, 04/15/2019		975,000	1,048,125
9.875%, 08/15/2019		250,000	281,875
Rite Aid Corp.
6.750%, 06/15/2021		500,000	550,000
7.700%, 02/15/2027		425,000	462,188
9.250%, 03/15/2020		1,075,000	1,236,250
SABMiller Holdings, Inc.
0.928%, 08/01/2018 (P) (S)		200,000	200,960
1.850%, 01/15/2015 (S)		200,000	202,401
Safeway, Ltd.
6.125%, 12/17/2018	GBP	12,000	22,457
Spectrum Brands, Inc.
6.375%, 11/15/2020		$125,000	136,250
6.625%, 11/15/2022		125,000	136,250
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	95,165
The Kroger Company
1.200%, 10/17/2016		$75,000	75,152
3.300%, 01/15/2021		220,000	222,127
The Pantry, Inc.
8.375%, 08/01/2020		225,000	243,000
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	394,659

The accompanying notes are an integral part of the financial statements.
145

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
UKRLANDFARMING PLC
10.875%, 03/26/2018		$200,000	$171,000
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	136,261
WM Wrigley Jr. Company
1.400%, 10/21/2016 (S)		$45,000	45,289
2.000%, 10/20/2017 (S)		105,000	105,822
2.400%, 10/21/2018 (S)		140,000	141,386
Yasar Holdings SA
9.625%, 10/07/2015		400,000	384,828

			22,678,092
Energy - 6.0%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	212,500
7.625%, 10/22/2019		250,000	265,625
Anadarko Petroleum Corp.
5.750%, 06/15/2014		200,000	202,914
5.950%, 09/15/2016		185,000	206,660
6.375%, 09/15/2017		190,000	220,035
Antero Resources Finance Corp.
5.375%, 11/01/2021 (S)		350,000	357,875
6.000%, 12/01/2020		900,000	960,750
7.250%, 08/01/2019		309,000	332,175
Athlon Holdings LP
7.375%, 04/15/2021 (S)		625,000	662,500
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	215,500
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	319,691
Bill Barrett Corp.
7.000%, 10/15/2022		675,000	707,063
7.625%, 10/01/2019		900,000	969,750
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	225,403
Cameron International Corp.
1.150%, 12/15/2016		35,000	35,037
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	135,947
3.050%, 06/19/2019	CAD	50,000	45,624
5.700%, 05/15/2017		$200,000	227,337
Chesapeake Energy Corp.
3.250%, 03/15/2016		175,000	176,313
5.375%, 06/15/2021		200,000	214,000
5.750%, 03/15/2023		525,000	564,375
CNOOC Curtis Funding No. 1 Pty, Ltd.
2.750%, 10/03/2020	EUR	100,000	140,971
4.500%, 10/03/2023 (S)		$200,000	203,033
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		200,000	200,058
1.750%, 05/09/2018		200,000	196,503
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	157,333
Concho Resources, Inc.
5.500%, 04/01/2023		850,000	888,250
7.000%, 01/15/2021		425,000	469,625
Cosan Luxembourg SA
5.000%, 03/14/2023 (S)		200,000	182,700
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	158,842
DCP Midstream Operating LP
2.500%, 12/01/2017		315,000	322,982
3.250%, 10/01/2015		485,000	501,660
3.875%, 03/15/2023		210,000	203,612

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA
4.250%, 09/18/2018		$265,000	$279,906
El Paso Corp.
6.500%, 09/15/2020		75,000	82,211
7.750%, 01/15/2032		500,000	533,340
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,466
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	113,036
5.875%, 12/15/2016		175,000	194,983
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	53,355
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020		$975,000	1,014,000
Energy Transfer Equity LP
5.875%, 01/15/2024		425,000	432,438
Energy Transfer Partners LP
3.600%, 02/01/2023		615,000	585,832
5.200%, 02/01/2022		550,000	591,107
5.950%, 02/01/2015		215,000	224,806
6.700%, 07/01/2018		85,000	99,384
8.500%, 04/15/2014		180,000	181,579
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	21,998
Ensco PLC
3.250%, 03/15/2016		$345,000	361,245
Enterprise Products Operating LLC
1.250%, 08/13/2015		180,000	181,411
5.600%, 10/15/2014		90,000	92,768
5.950%, 02/01/2041		445,000	504,638
7.550%, 04/15/2038		210,000	274,748
EQT Corp.
4.875%, 11/15/2021		645,000	677,460
Foresight Energy LLC
7.875%, 08/15/2021 (S)		400,000	417,000
Forest Oil Corp.
7.250%, 06/15/2019		225,000	193,500
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		200,000	182,750
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	451,520
6.605%, 02/13/2018	EUR	50,000	78,684
7.288%, 08/16/2037		$200,000	210,250
Halcon Resources Corp.
8.875%, 05/15/2021		125,000	127,188
9.750%, 07/15/2020 (S)		175,000	183,969
KazMunayGas National Company
9.125%, 07/02/2018		1,200,000	1,443,000
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	99,413
5.125%, 11/15/2014		90,000	92,829
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)		200,000	220,500
Laredo Petroleum, Inc.
5.625%, 01/15/2022 (S)		150,000	152,625
7.375%, 05/01/2022		425,000	471,750
Magellan Midstream Partners LP
4.250%, 02/01/2021		30,000	32,313
6.450%, 06/01/2014		145,000	147,084
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	275,898

The accompanying notes are an integral part of the financial statements.
146

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP
4.500%, 07/15/2023		$1,025,000	$992,969
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		95,000	121,411
Murphy Oil Corp.
2.500%, 12/01/2017		350,000	357,211
4.000%, 06/01/2022		400,000	394,053
Murray Energy Corp.
8.625%, 06/15/2021 (S)		425,000	450,500
Nabors Industries, Inc.
2.350%, 09/15/2016 (S)		145,000	148,477
4.625%, 09/15/2021		305,000	312,206
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	109,200
Newfield Exploration Company
5.750%, 01/30/2022		350,000	377,125
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	327,671
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,838
3.450%, 08/01/2015		85,000	87,873
7.375%, 03/15/2014		35,000	35,067
NuStar Logistics LP
4.800%, 09/01/2020		40,000	38,900
6.750%, 02/01/2021		275,000	294,250
Offshore Drilling Holding SA
8.375%, 09/20/2020 (S)		600,000	652,500
ONEOK Partners LP
3.200%, 09/15/2018		40,000	41,644
3.250%, 02/01/2016		260,000	271,107
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	141,961
3.500%, 10/09/2018 (S)		$770,000	787,942
Parker Drilling Company
6.750%, 07/15/2022 (S)		400,000	416,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)		300,000	315,000
PBF Holding Company LLC
8.250%, 02/15/2020		675,000	740,813
PDC Energy, Inc.
7.750%, 10/15/2022		1,050,000	1,147,125
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	108,250
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	594,847
6.625%, 06/15/2035		$85,000	93,116
Penn Virginia Corp.
8.500%, 05/01/2020		450,000	495,000
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		375,000	392,813
8.375%, 06/01/2020		236,000	263,730
Pertamina Persero PT
5.625%, 05/20/2043		650,000	541,125
6.000%, 05/03/2042 (S)		257,000	224,233
6.500%, 05/27/2041 (S)		200,000	184,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	161,000
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	164,004
3.000%, 01/15/2019		128,000	122,110
3.750%, 01/14/2021	EUR	100,000	137,892
4.250%, 10/02/2023		100,000	137,345

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV (continued)
4.375%, 05/20/2023		$470,000	$426,306
5.625%, 05/20/2043		113,000	95,421
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	100,000	147,847
5.750%, 01/20/2020		$215,000	223,773
5.875%, 03/01/2018		205,000	219,863
6.875%, 01/20/2040		200,000	196,896
7.875%, 03/15/2019		115,000	131,456
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	543,713
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,268,989	1,880,992
5.125%, 10/28/2016		1,518,734	1,139,051
5.250%, 04/12/2017		737,300	526,064
5.375%, 04/12/2027		215,000	117,175
8.500%, 11/02/2017		2,701,200	2,181,150
Petroleos Mexicanos
3.125%, 01/23/2019 (S)		65,000	66,430
3.500%, 07/18/2018 to 01/30/2023		1,007,000	979,983
4.875%, 01/24/2022		795,000	830,775
5.500%, 01/21/2021 to 06/27/2044		1,730,000	1,672,987
6.375%, 01/23/2045 (S)		235,000	249,547
6.500%, 06/02/2041		1,250,000	1,348,251
7.190%, 09/12/2024	MXN	1,000,000	72,555
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	249,000
Phillips 66
1.950%, 03/05/2015		185,000	187,670
4.300%, 04/01/2022		365,000	385,248
Pioneer Natural Resources Company
5.875%, 07/15/2016		325,000	359,447
Plains All American Pipeline LP
2.850%, 01/31/2023		155,000	144,916
3.950%, 09/15/2015		425,000	445,612
5.750%, 01/15/2020		210,000	243,388
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	125,500
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	80,438
6.625%, 11/15/2020		425,000	456,875
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023		360,000	367,863
Regency Energy Partners LP
5.875%, 03/01/2022		275,000	286,000
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	260,560
Repsol International Finance BV
4.750%, 02/16/2017	EUR	55,000	83,623
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		$125,000	120,938
6.000%, 01/15/2019 (S)		525,000	525,000
6.850%, 07/15/2018 (S)		25,000	25,875
Rosneft Finance SA
7.250%, 02/02/2020 (S)		100,000	113,375
7.250%, 02/02/2020		180,000	204,075
Rowan Companies, Inc.
4.750%, 01/15/2024		80,000	81,454
4.875%, 06/01/2022		170,000	176,492
5.000%, 09/01/2017		195,000	212,857
7.875%, 08/01/2019		230,000	279,915

The accompanying notes are an integral part of the financial statements.
147

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (S)		$475,000	$466,688
Sabine Pass LNG LP
6.500%, 11/01/2020		375,000	391,875
Samson Investment Company
10.750%, 02/15/2020 (S)		450,000	500,063
Seven Generations Energy, Ltd.
8.250%, 05/15/2020 (S)		225,000	245,813
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	282,025
SM Energy Company
5.000%, 01/15/2024 (S)		450,000	438,750
6.500%, 11/15/2021 to 01/01/2023		500,000	538,375
6.625%, 02/15/2019		650,000	697,125
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	101,679
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	322,326
Spectra Energy Partners LP
2.950%, 09/25/2018		75,000	77,254
Suncor Energy, Inc.
5.390%, 03/26/2037 (S)	CAD	45,000	44,831
Swift Energy Company
7.875%, 03/01/2022		$700,000	717,500
8.875%, 01/15/2020		500,000	535,000
Talisman Energy, Inc.
3.750%, 02/01/2021		70,000	69,852
5.125%, 05/15/2015		175,000	183,437
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		925,000	869,500
5.250%, 05/01/2023		50,000	50,125
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		225,000	252,817
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	18,115
TransCanada PipeLines, Ltd.
0.927%, 06/30/2016 (P)		$265,000	267,020
Transocean, Inc.
2.500%, 10/15/2017		280,000	284,109
4.950%, 11/15/2015		130,000	138,602
5.050%, 12/15/2016		530,000	581,123
Western Gas Partners LP
4.000%, 07/01/2022		530,000	522,422
Western Refining, Inc.
6.250%, 04/01/2021		275,000	283,250
Westmoreland Escrow Corp.
10.750%, 02/01/2018 (S)		200,000	218,250
Williams Companies, Inc.
3.700%, 01/15/2023		375,000	339,557
Williams Partners LP
3.350%, 08/15/2022		215,000	206,188
3.800%, 02/15/2015		315,000	324,133
4.125%, 11/15/2020		135,000	141,305
6.300%, 04/15/2040		400,000	449,156
Woodside Finance, Ltd.
8.125%, 03/01/2014 (S)		130,000	130,000
WPX Energy, Inc.
6.000%, 01/15/2022		725,000	737,688

			64,302,744
Financials - 9.4%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	159,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Abbey National Treasury Services PLC
2.625%, 07/16/2020	EUR	100,000	$142,455
ABN AMRO Bank NV
6.250%, 04/27/2022		$410,000	452,688
6.375%, 04/27/2021	EUR	100,000	164,443
ABN AMRO Bank NV (4.310% to
03/10/2016, then 3 month
EURIBOR + 1.660%)
03/10/2016 (Q)		400,000	556,261
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	238,671
5.875%, 06/15/2014		150,000	152,307
Aflac, Inc.
3.625%, 06/15/2023		365,000	366,137
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	35,000	66,196
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	262,000	399,787
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	153,660
7.500%, 02/05/2018 (S)	TRY	300,000	113,254
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	111,294
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	159,401
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025		30,000	43,231
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		$180,000	172,534
American Capital, Ltd.
6.500%, 09/15/2018 (S)		375,000	399,375
American Express Company
0.826%, 05/22/2018 (P)		320,000	320,224
American International Group, Inc.
3.000%, 03/20/2015		125,000	128,226
3.375%, 08/15/2020		110,000	113,050
4.125%, 02/15/2024		375,000	385,173
6.400%, 12/15/2020		130,000	155,861
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	389,255
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	331,194
Ares Capital Corp.
4.875%, 11/30/2018		525,000	548,059
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	475,000	888,873
Assicurazioni Generali SpA
5.125%, 09/16/2024	EUR	50,000	79,476
Asya Sukuk Company, Ltd.
7.500%, 03/28/2023 (P)		$200,000	165,000
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	162,000
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	29,504
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	79,022

The accompanying notes are an integral part of the financial statements.
148

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040	EUR	50,000	$76,222
Banca Monte dei Paschi di Siena SpA
3.500%, 03/20/2017		200,000	286,274
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		100,000	150,007
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		$200,000	210,250
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		700,000	705,250
Banco Santander Chile
3.875%, 09/20/2022 (S)		150,000	145,536
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	465,239
Bank of America Corp.
1.066%, 03/22/2016 (P)		$95,000	95,619
1.250%, 01/11/2016		210,000	211,417
1.500%, 10/09/2015		435,000	439,666
2.000%, 01/11/2018		260,000	261,344
3.300%, 01/11/2023		365,000	355,274
3.875%, 03/22/2017		200,000	214,617
4.750%, 04/03/2017	EUR	100,000	152,938
5.150%, 05/30/2017	CAD	100,000	95,413
5.500%, 12/04/2019	GBP	40,000	76,333
5.625%, 07/01/2020		$725,000	834,725
5.650%, 05/01/2018		1,030,000	1,177,397
6.500%, 08/01/2016		70,000	78,839
7.750%, 05/14/2038		165,000	220,711
Bank of Ceylon
5.325%, 04/16/2018		300,000	295,500
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	210,020
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	41,562
Bank of Nova Scotia
0.750%, 10/09/2015		$205,000	206,168
2.740%, 12/01/2016	CAD	30,000	27,787
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.550%, 09/09/2016 (S)		$270,000	273,396
Banque du Liban
10.000%, 04/25/2015		100,000	107,250
Banque Federative du Credit Mutuel SA
1.700%, 01/20/2017 (S)		235,000	235,705
2.500%, 10/29/2018 (S)		225,000	225,261
Barclays Bank PLC
2.500%, 02/20/2019		200,000	202,145
4.000%, 10/07/2019	EUR	400,000	635,762
5.000%, 09/22/2016		$125,000	137,506
5.200%, 07/10/2014		335,000	340,594
5.750%, 08/17/2021	GBP	50,000	96,814
6.625%, 03/30/2022	EUR	50,000	84,195
Barclays PLC
8.000%, 12/15/2020 (P) (Q)		200,000	294,004
Barclays PLC (8.250% to 12/15/2018,
then 5 year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$525,000	559,781
BB&T Corp.
1.103%, 06/15/2018 (P)		195,000	197,131
5.200%, 12/23/2015		105,000	112,922
BBVA Banco Continental SA
3.250%, 04/08/2018 (S)		190,000	190,713

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BBVA Bancomer SA
6.500%, 03/10/2021		$150,000	$162,750
BBVA Senior Finance SAU
3.875%, 08/06/2015	EUR	100,000	143,571
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043		$215,000	204,855
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	316,346
BNP Paribas SA
2.500%, 08/23/2019		40,000	57,440
2.700%, 08/20/2018		$145,000	148,559
2.875%, 11/27/2017	EUR	50,000	73,322
3.750%, 11/25/2020		40,000	61,369
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	503,222
BPCE SA
2.500%, 12/10/2018		720,000	723,210
5.150%, 07/21/2024 (S)		705,000	707,750
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	161,926
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	200,250
Branch Banking & Trust Company
1.050%, 12/01/2016		265,000	265,823
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043		475,000	505,922
Camden Property Trust
2.950%, 12/15/2022		120,000	113,090
4.250%, 01/15/2024		125,000	127,918
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	27,736
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	324,000
Capital One Bank USA NA
1.150%, 11/21/2016		250,000	250,314
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	291,764
2.150%, 03/23/2015		160,000	162,707
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	650,000
CDP Financial, Inc.
3.500%, 06/23/2020	EUR	350,000	532,923
Citigroup, Inc.
0.962%, 05/31/2017 (P)		50,000	67,590
1.037%, 04/01/2016 (P)		$300,000	301,796
1.250%, 01/15/2016		315,000	316,964
1.300%, 04/01/2016 to 11/15/2016		350,000	351,670
3.500%, 08/05/2015	EUR	50,000	71,698
5.500%, 09/13/2025		$210,000	226,468
6.250%, 09/02/2019	GBP	45,000	88,681
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	20,000	27,346
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	84,363
CNA Financial Corp.
3.950%, 05/15/2024		$165,000	166,300
5.875%, 08/15/2020		330,000	384,582
6.500%, 08/15/2016		90,000	101,383
CNH Capital LLC
6.250%, 11/01/2016		75,000	82,313

The accompanying notes are an integral part of the financial statements.
149

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		$325,000	$346,125
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	133,944
Commonwealth Bank of Australia
5.150%, 04/09/2020	CAD	150,000	150,559
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023		$355,000	365,084
Corrections Corp. of America
4.625%, 05/01/2023		75,000	72,375
Country Garden Holdings Company, Ltd.
7.250%, 04/04/2021 (S)		200,000	191,000
7.500%, 01/10/2023 (S)		200,000	191,250
10.500%, 08/11/2015		100,000	108,000
11.125%, 02/23/2018 (S)		450,000	493,875
Credit Suisse AG
5.125%, 09/18/2017	EUR	75,000	117,976
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q) (S)		$285,000	313,158
Crown Castle International Corp.
5.250%, 01/15/2023		400,000	410,000
Danske Bank A/S (3.875% to 10/04/2018,
then 5 Year Euro Swap Rate + 2.625%)
10/04/2023	EUR	100,000	144,542
DDR Corp.
3.375%, 05/15/2023		$370,000	349,480
Denali Borrower LLC
5.625%, 10/15/2020 (S)		500,000	514,375
Discover Financial Services
10.250%, 07/15/2019		245,000	313,571
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	400,832
DNB Boligkreditt AS
3.375%, 01/20/2017	EUR	244,000	363,269
DTEK Finance PLC
7.875%, 04/04/2018 (S)		$240,000	189,600
DuPont Fabros Technology LP
5.875%, 09/15/2021		300,000	316,500
E*TRADE Financial Corp.
6.375%, 11/15/2019		720,000	781,200
6.750%, 06/01/2016		425,000	460,063
Eaton Vance Corp.
3.625%, 06/15/2023		130,000	129,491
Equity One, Inc.
3.750%, 11/15/2022		345,000	331,468
Erste Group Bank AG
7.125%, 10/10/2022	EUR	100,000	161,062
Essex Portfolio LP
3.250%, 05/01/2023		$110,000	103,443
EUROFIMA
4.000%, 10/27/2021	EUR	141,000	225,431
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	748,147
Export-Import Bank of India
4.000%, 08/07/2017 to 01/14/2023		$735,000	700,664
Export-Import Bank of Korea
2.000%, 04/30/2020	EUR	100,000	136,274
4.625%, 02/20/2017		194,000	292,941
FCE Bank PLC
1.750%, 05/21/2018		100,000	138,565

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
3.500%, 03/15/2022		$50,000	$50,399
3.625%, 01/25/2016		125,000	131,603
4.300%, 01/16/2024		225,000	228,121
8.250%, 03/01/2038		60,000	84,344
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,951
Gardner Denver, Inc.
6.875%, 08/15/2021 (S)		350,000	357,875
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	37,631
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	163,857
5.250%, 05/18/2015		50,000	72,845
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	36,156
5.625%, 12/12/2014 to 04/25/2019		80,000	143,999
General Electric Capital Corp.
0.957%, 04/02/2018 (P)		$375,000	378,624
2.375%, 06/30/2015		235,000	241,003
4.625%, 01/07/2021		400,000	443,697
5.250%, 12/07/2028	GBP	10,000	18,854
5.300%, 02/11/2021		$655,000	739,704
5.875%, 01/14/2038		720,000	852,692
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	210,000
Gulf South Pipeline Company LP
4.000%, 06/15/2022		45,000	44,826
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (S)		150,000	153,000
HDFC Bank, Ltd.
3.000%, 03/06/2018		260,000	254,779
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	143,233
5.750%, 01/15/2021		150,000	166,036
Highwoods Realty LP
3.625%, 01/15/2023		165,000	156,804
Hospitality Properties Trust
5.625%, 03/15/2017		155,000	169,011
Host Hotels & Resorts LP
3.750%, 10/15/2023		90,000	87,483
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	47,450
HSBC Bank PLC
0.876%, 05/15/2018 (P) (S)		$215,000	215,812
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	372,376
HSBC Holdings PLC
5.100%, 04/05/2021		$200,000	224,519
5.750%, 12/20/2027	GBP	55,000	100,141
6.000%, 06/10/2019	EUR	50,000	81,264
HSBC Holdings PLC (3.375% to
01/10/2019, then 5 Year Euro Swap
Rate + 1.950%)
01/10/2024		100,000	142,186
HSBC USA, Inc.
2.375%, 02/13/2015		$140,000	142,609
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022	EUR	200,000	272,215
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		$350,000	350,000

The accompanying notes are an integral part of the financial statements.
150

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019		$360,000	$343,137
ING Bank NV
1.875%, 02/27/2018	EUR	100,000	140,672
ING US, Inc.
2.900%, 02/15/2018		$295,000	304,906
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	399,966
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	76,743
Intesa Sanpaolo SpA
3.125%, 01/15/2016		310,000	318,136
3.625%, 12/05/2022	EUR	200,000	299,943
4.000%, 11/08/2018		100,000	149,364
4.125%, 01/14/2016		100,000	145,157
Invesco Finance PLC
3.125%, 11/30/2022		$100,000	97,014
4.000%, 01/30/2024		235,000	240,868
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	167,066
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	138,750
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	231,000
Jefferies Group LLC
8.500%, 07/15/2019		80,000	98,800
Jefferies Group, Inc.
3.875%, 11/09/2015		75,000	78,262
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		600,000	612,000
JPMorgan Chase & Company
0.854%, 02/26/2016 (P)		190,000	191,030
2.000%, 08/15/2017		645,000	655,441
3.375%, 05/01/2023		455,000	434,213
4.500%, 01/24/2022		1,100,000	1,189,795
5.250%, 01/14/2015	EUR	50,000	71,825
6.300%, 04/23/2019		$95,000	112,841
6.750%, 02/01/2024 (P) (Q)		685,000	719,250
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	50,000	70,223
Kaisa Group Holdings, Ltd.
10.250%, 01/08/2020		$250,000	250,938
KBC Bank NV
1.250%, 05/28/2020	EUR	100,000	136,631
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	99,978
KeyCorp
3.750%, 08/13/2015		$215,000	224,209
KFW
0.500%, 04/19/2016		453,000	453,469
4.375%, 07/04/2018	EUR	575,000	915,993
4.700%, 06/02/2037	CAD	245,000	233,205
5.500%, 12/07/2015	GBP	410,000	742,570
5.550%, 06/07/2021		100,000	200,080
6.000%, 08/20/2020	AUD	572,000	560,431
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	233,058
5.000%, 11/03/2015		260,000	276,502
6.625%, 06/01/2020		295,000	346,789

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
KWG Property Holding, Ltd.
8.625%, 02/05/2020		$261,000	$249,581
12.750%, 03/30/2016		200,000	213,750
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/2017		275,000	292,875
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	85,096
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		$90,000	89,758
Lloyds Bank PLC
2.300%, 11/27/2018		200,000	201,159
6.375%, 06/17/2016	EUR	50,000	77,549
6.500%, 03/24/2020		50,000	82,355
6.500%, 09/14/2020 (S)		$300,000	345,296
7.625%, 04/22/2025	GBP	30,000	61,356
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	197,500
Manufacturers & Traders Trust Company
1.250%, 01/30/2017		325,000	326,839
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	97,085
McGraw-Hill Global Education
Holdings LLC
9.750%, 04/01/2021 (S)		300,000	332,250
MetLife Institutional Funding II
0.613%, 01/06/2015 (P) (S)		150,000	150,411
1.143%, 04/04/2014 (P) (S)		260,000	260,196
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	94,379
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)		$160,000	157,226
1.700%, 06/29/2015 (S)		170,000	172,445
4.625%, 05/16/2017	EUR	100,000	153,301
Morgan Stanley
1.087%, 01/24/2019 (P)		$675,000	675,966
1.519%, 04/25/2018 (P)		255,000	258,306
2.125%, 04/25/2018		855,000	859,895
3.750%, 02/25/2023		1,375,000	1,373,460
4.900%, 02/23/2017	CAD	45,000	43,790
5.000%, 05/02/2019	EUR	50,000	79,953
5.000%, 11/24/2025		$755,000	784,520
5.125%, 11/30/2015	GBP	100,000	177,760
5.375%, 08/10/2020	EUR	100,000	164,199
5.500%, 07/24/2020 to 07/28/2021		$500,000	569,554
6.625%, 04/01/2018		100,000	117,656
MPH Intermediate Holding Company 2,
PIK
8.375%, 08/01/2018 (S)		200,000	208,500
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	210,000
6.875%, 05/01/2021		350,000	378,875
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	86,664
National Bank of Canada
1.450%, 11/07/2017		$380,000	375,615
Nationstar Mortgage LLC
6.500%, 07/01/2021 to 06/01/2022		875,000	826,063
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	70,936
4.375%, 02/28/2022		250,000	414,763
5.625%, 09/09/2019	GBP	50,000	95,506

The accompanying notes are an integral part of the financial statements.
151

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society (continued)
6.750%, 07/22/2020	EUR	75,000	$124,190
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	368,375
5.875%, 03/15/2022 (S)		335,000	351,750
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	86,959
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	459,120
3.750%, 02/24/2017	EUR	50,000	74,704
4.875%, 05/13/2021 (S)		$650,000	689,165
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	439,777
Northern Trust Corp.
3.950%, 10/30/2025		$230,000	233,546
Numericable Finance & Company SCA
12.375%, 02/15/2019 (S)	EUR	266,891	447,594
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		$200,000	195,000
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		375,000	390,938
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	86,445
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	324,000
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	270,625
PNC Bank NA
1.150%, 11/01/2016		250,000	251,387
1.300%, 10/03/2016		250,000	252,330
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	633,938
Pricoa Global Funding I
1.150%, 11/25/2016 (S)		480,000	480,881
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	75,093
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,480
3.300%, 09/15/2022		25,000	24,373
6.050%, 10/15/2036		180,000	212,633
8.875%, 05/15/2019		135,000	174,080
Principal Life Global Funding II
0.604%, 05/27/2016 (P) (S)		460,000	460,713
1.000%, 12/11/2015 (S)		90,000	90,297
Prologis LP
4.500%, 08/15/2017		180,000	195,243
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	435,159
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	294,000
10.125%, 02/15/2019 (S)		125,000	136,250
Prudential Financial, Inc.
5.375%, 06/21/2020		60,000	68,857
5.625%, 06/15/2043 (P)		45,000	46,463
Rabobank Nederland NV
4.250%, 01/16/2017	EUR	50,000	75,367
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	34,217
3.500%, 04/03/2018 (S)		$95,000	98,467
4.250%, 04/27/2017	EUR	50,000	75,095
4.375%, 01/27/2015		25,000	35,589
4.600%, 04/12/2016 (S)		$410,000	435,682

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realogy Group LLC
9.000%, 01/15/2020 (S)		$100,000	$115,000
Reckson Operating Partnership LP
6.000%, 03/31/2016		125,000	136,216
Regency Centers LP
5.875%, 06/15/2017		35,000	39,191
6.000%, 06/15/2020		165,000	190,166
Regions Financial Corp.
5.750%, 06/15/2015		255,000	269,507
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	260,360
5.625%, 03/15/2017		150,000	165,544
6.450%, 11/15/2019		375,000	436,479
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	400,000	557,409
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	46,677
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	163,718
RPG Byty Sro
6.750%, 05/01/2020 (S)	EUR	100,000	143,551
Santander International Debt SAU
4.000%, 03/27/2017		100,000	147,880
Santander UK PLC
5.000%, 11/07/2023 (S)		$480,000	498,315
Sberbank of Russia
5.125%, 10/29/2022 (S)		200,000	191,000
6.125%, 02/07/2022 (S)		200,000	211,500
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	223,125
4.500%, 12/13/2027 (P)		30,000	26,775
Simon Property Group LP
4.200%, 02/01/2015		250,000	256,045
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	85,427
Societe Generale SA
4.000%, 06/07/2023	EUR	100,000	145,225
5.400%, 01/30/2018	GBP	25,000	45,413
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	465,906
Standard Chartered Bank
7.750%, 04/03/2018	GBP	50,000	97,576
State Street Corp.
3.100%, 05/15/2023		$245,000	234,090
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	283,055
Sun Hung Kai Properties
Capital Market, Ltd.
3.625%, 01/16/2023		370,000	358,103
4.500%, 02/14/2022		200,000	207,292
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	24,694
SunTrust Banks, Inc.
2.350%, 11/01/2018		$305,000	307,676
3.600%, 04/15/2016		140,000	147,550
Svenska Handelsbanken AB
0.696%, 03/21/2016 (P)		380,000	381,475
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	431,765
Synovus Financial Corp.
5.125%, 06/15/2017		650,000	679,250

The accompanying notes are an integral part of the financial statements.
152

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Synovus Financial Corp. (continued)
7.875%, 02/15/2019		$300,000	$340,500
The Bank of New York Mellon Corp.
(4.500% to 06/20/2023, then 3 month
LIBOR + 2.460%)
06/20/2023 (Q)		470,000	435,338
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		438,000	442,975
2.375%, 01/22/2018		595,000	603,285
2.900%, 07/19/2018		160,000	164,440
3.625%, 02/07/2016 to 01/22/2023		375,000	380,425
3.700%, 08/01/2015		160,000	166,354
4.500%, 01/30/2017	EUR	50,000	75,409
5.000%, 05/03/2018	CAD	100,000	98,315
5.250%, 12/15/2015	GBP	10,000	17,838
5.500%, 10/12/2021		15,000	27,160
5.750%, 01/24/2022		$325,000	371,277
6.125%, 02/14/2017	GBP	16,000	29,893
6.150%, 04/01/2018		$210,000	242,049
6.250%, 09/01/2017 to 02/01/2041		385,000	451,113
6.375%, 05/02/2018	EUR	35,000	57,536
7.500%, 02/15/2019		$140,000	171,488
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	712,125
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	50,000	81,011
The Toronto-Dominion Bank
0.786%, 04/30/2018 (P)		$205,000	205,433
5.828%, 07/09/2023 (P)	CAD	50,000	51,654
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	222,925
10.500%, 02/15/2019 (S)		125,000	218,763
Toyota Motor Credit Corp.
0.391%, 03/10/2015 (P)		$85,000	85,104
Trust F/1401
5.250%, 12/15/2024 (S)		400,000	398,000
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		400,000	405,760
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	180,040
4.875%, 07/19/2017 (S)		310,000	311,550
Turkiye Is Bankasi
6.000%, 10/24/2022		300,000	270,060
7.850%, 12/10/2023 (S)		200,000	199,893
U.S. Bancorp
2.200%, 11/15/2016		335,000	347,423
3.442%, 02/01/2016		185,000	193,429
UBS AG
6.375%, 07/20/2016	GBP	25,000	46,620
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	357,467
3.625%, 01/24/2019		100,000	146,905
Union Bank NA
2.125%, 06/16/2017		$255,000	261,188
Unum Group
5.625%, 09/15/2020		115,000	128,156
5.750%, 08/15/2042		80,000	86,060
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		50,000	54,456
USI, Inc.
7.750%, 01/15/2021 (S)		250,000	260,000
Ventas Realty LP
1.550%, 09/26/2016		80,000	80,903

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP (continued)
2.000%, 02/15/2018		$165,000	$165,367
3.125%, 11/30/2015		255,000	265,419
3.250%, 08/15/2022		115,000	110,390
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	400,000	601,811
Vnesheconombank
6.902%, 07/09/2020 (S)		$105,000	113,531
VTB Bank OJSC
6.551%, 10/13/2020		300,000	316,875
6.950%, 10/17/2022 (S)		200,000	203,004
VTB Capital SA
6.950%, 10/17/2022		200,000	203,004
Wachovia Bank NA
4.875%, 02/01/2015		55,000	57,216
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)		975,000	979,875
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	134,063
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	324,761
5.750%, 09/02/2015 (S)		210,000	225,379
Weingarten Realty Investors
3.500%, 04/15/2023		75,000	71,141
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,050
Westpac Banking Corp.
0.976%, 07/30/2018 (P)		175,000	176,596
1.125%, 09/25/2015		295,000	297,893
5.000%, 10/21/2019	GBP	50,000	93,868
WideOpenWest Finance LLC
10.250%, 07/15/2019		$325,000	372,125
13.375%, 10/15/2019		450,000	531,000
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	179,501
XLIT, Ltd.
2.300%, 12/15/2018		120,000	120,213
5.250%, 12/15/2043		105,000	112,350

			100,358,689
Health Care - 1.9%
AbbVie, Inc.
1.200%, 11/06/2015		255,000	257,574
2.900%, 11/06/2022		100,000	96,601
Actavis, Inc.
1.875%, 10/01/2017		225,000	224,993
3.250%, 10/01/2022		465,000	446,604
Aetna, Inc.
1.500%, 11/15/2017		295,000	294,198
Agilent Technologies, Inc.
5.000%, 07/15/2020		145,000	159,558
6.500%, 11/01/2017		210,000	243,019
Biomet, Inc.
6.500%, 08/01/2020		750,000	809,063
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	668,750
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	911,081
Capsugel SA, PIK
7.000%, 05/15/2019 (S)		$200,000	207,500
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	24,713
2.600%, 08/01/2018		120,000	121,298
2.950%, 11/01/2022		215,000	201,413

The accompanying notes are an integral part of the financial statements.
153

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Celgene Corp.
1.900%, 08/15/2017		$45,000	$45,532
5.250%, 08/15/2043		215,000	230,702
Community Health Systems, Inc.
6.875%, 02/01/2022		925,000	983,969
7.125%, 07/15/2020		475,000	518,938
8.000%, 11/15/2019		595,000	661,045
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	100,000	176,665
DaVita, Inc.
6.375%, 11/01/2018		$300,000	315,375
Express Scripts Holding Company
2.750%, 11/21/2014		170,000	172,738
3.125%, 05/15/2016		210,000	219,654
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		375,000	404,063
5.875%, 01/31/2022 (S)		150,000	160,500
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	152,153
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	327,000
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	501,840
Hologic, Inc.
6.250%, 08/01/2020		$250,000	265,625
Humana, Inc.
3.150%, 12/01/2022		350,000	334,595
6.450%, 06/01/2016		105,000	116,963
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	615,250
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	560,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		150,000	153,000
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	198,264
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	377,125
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	404,688
12.500%, 11/01/2019		150,000	172,500
Life Technologies Corp.
3.500%, 01/15/2016		410,000	428,995
6.000%, 03/01/2020		250,000	292,475
MedAssets, Inc.
8.000%, 11/15/2018		300,000	322,875
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		500,000	546,875
Opal Acquisition, Inc.
8.875%, 12/15/2021 (S)		375,000	375,000
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020		150,000	162,375
Perrigo Company PLC
1.300%, 11/08/2016 (S)		200,000	200,232
2.300%, 11/08/2018 (S)		200,000	200,350
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	100,000	145,901
Select Medical Corp.
6.375%, 06/01/2021		$350,000	357,000
Tenet Healthcare Corp.
4.500%, 04/01/2021		300,000	299,250
6.000%, 10/01/2020 (S)		300,000	322,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020		$120,000	$115,321
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017		150,000	150,016
1.850%, 01/15/2018		20,000	20,022
2.400%, 02/01/2019		105,000	105,238
4.150%, 02/01/2024		250,000	257,040
Truven Health Analytics, Inc.
10.625%, 06/01/2020		175,000	198,188
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,383
3.875%, 10/15/2020		40,000	42,752
4.625%, 11/15/2041		290,000	292,685
4.700%, 02/15/2021		95,000	105,675
Universal Hospital Services, Inc.
7.625%, 08/15/2020		350,000	376,250
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)		1,075,000	1,174,438
6.750%, 08/15/2018 (S)		475,000	523,688
Warner Chilcott Co., LLC
7.750%, 09/15/2018		450,000	481,500
WellCare Health Plans, Inc.
5.750%, 11/15/2020		300,000	312,750
WellPoint, Inc.
1.250%, 09/10/2015		115,000	116,018
5.250%, 01/15/2016		195,000	210,425

			20,950,766
Industrials - 3.7%
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)		250,000	267,500
Adecco International Financial
Services BV
2.750%, 11/15/2019	EUR	100,000	142,973
Aguila 3 SA
7.875%, 01/31/2018 (S)		$875,000	929,688
Air Jamaica, Ltd.
9.375%, 07/08/2015		24,643	25,105
Air Lease Corp.
5.625%, 04/01/2017		575,000	635,375
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	436,000
7.625%, 04/15/2020		25,000	28,438
Alliance Global Group, Inc.
6.500%, 08/18/2017		100,000	106,875
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)		432,944	438,356
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		82,510	84,161
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		200,000	210,000
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)		426,976	456,865
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		500,000	513,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		375,000	406,875
Associated Materials LLC
9.125%, 11/01/2017		675,000	708,750

The accompanying notes are an integral part of the financial statements.
154

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	$155,091
6.250%, 06/09/2022	GBP	15,000	28,509
BC Mountain LLC
7.000%, 02/01/2021 (S)		$425,000	422,875
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (S)		250,000	264,063
Brunswick Rail Finance, Ltd.
6.500%, 11/01/2017		250,000	255,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	267,500
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	104,774
5.400%, 06/01/2041		235,000	257,241
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		50,000	58,563
CeramTec Group GmbH
8.250%, 08/15/2021 (S)	EUR	300,000	449,288
Clean Harbors, Inc.
5.125%, 06/01/2021		$175,000	178,500
5.250%, 08/01/2020		175,000	180,250
CNH Capital LLC
3.625%, 04/15/2018		250,000	253,750
CNH Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	667,289
Coleman Cable, Inc.
9.000%, 02/15/2018		$325,000	340,438
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	162,000
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		147,246	168,228
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		206,519	239,046
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		60,962	68,278
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		116,168	125,461
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		370,648	381,305
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	397,031
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		91,085	106,460
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		49,734	58,437
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		92,912	101,274
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		64,835	71,481
Deutsche Raststaetten Gruppe IV GmbH
6.750%, 12/30/2020 (S)	EUR	200,000	298,835
Ducommun, Inc.
9.750%, 07/15/2018		$300,000	336,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Dycom Investments, Inc.
7.125%, 01/15/2021		$375,000	$405,000
Eaton Corp.
1.500%, 11/02/2017		105,000	105,127
4.000%, 11/02/2032		90,000	86,726
Embraer SA
5.150%, 06/15/2022		100,000	103,375
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,592
2.750%, 03/15/2017 (S)		110,000	113,375
2.800%, 11/01/2018 (S)		60,000	61,530
3.300%, 10/15/2022 (S)		155,000	149,297
5.250%, 10/01/2020 (S)		350,000	393,982
5.600%, 05/01/2015 (S)		55,000	58,029
6.375%, 10/15/2017 (S)		100,000	115,750
Euramax International, Inc.
9.500%, 04/01/2016		375,000	377,344
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	250,000	398,734
Experian Finance PLC
4.750%, 11/23/2018	GBP	100,000	184,619
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	187,250
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		5,472	5,622
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	470,475
Frigoglass Finance BV
8.250%, 05/15/2018 (S)	EUR	200,000	298,145
FTI Consulting, Inc.
6.000%, 11/15/2022		$275,000	283,250
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	141,615
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)		200,000	296,765
GATX Corp.
1.250%, 03/04/2017		$65,000	65,003
2.375%, 07/30/2018		45,000	45,347
2.500%, 03/15/2019 to 07/30/2019		420,000	420,304
3.500%, 07/15/2016		440,000	463,577
4.850%, 06/01/2021		410,000	444,975
General Electric Company
0.850%, 10/09/2015		270,000	271,665
4.125%, 10/09/2042		235,000	227,704
Geo Debt Finance SCA
7.500%, 08/01/2018 (S)	EUR	100,000	147,692
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	30,000	35,171
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$200,000	220,000
HD Supply, Inc.
7.500%, 07/15/2020		525,000	574,875
11.500%, 07/15/2020		125,000	152,500
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	248,390
4.600%, 02/15/2018	EUR	50,000	77,315
4.875%, 07/15/2021 (S)		$695,000	751,360
5.225%, 02/15/2023	GBP	50,000	92,254
Hutchison Whampoa Finance UK PLC
5.625%, 11/24/2026		50,000	94,989
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	191,844

The accompanying notes are an integral part of the financial statements.
155

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
International Lease Finance Corp.
2.193%, 06/15/2016 (P)		$160,000	$161,256
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020		100,000	95,718
3.000%, 05/15/2023		105,000	98,314
Kansas City Southern Railway
4.300%, 05/15/2043 (S)		705,000	644,249
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	560,438
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	425,133
MAN SE
7.250%, 05/20/2016		25,000	39,352
Manpowergroup, Inc.
4.500%, 06/22/2018		100,000	151,577
Masonite International Corp.
8.250%, 04/15/2021 (S)		$125,000	137,500
Metropolitan Light International, Ltd.
5.250%, 01/17/2018		600,000	601,500
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	374,500
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	320,250
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	92,151
Navistar International Corp.
8.250%, 11/01/2021		$250,000	261,250
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	270,000	417,462
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		$450,000	504,000
Nortek, Inc.
8.500%, 04/15/2021		375,000	420,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		90,000	92,588
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	234,413
7.125%, 06/26/2042 (S)		200,000	195,000
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022		196,920	202,581
6.750%, 10/01/2022 (S)		393,840	405,163
Penske Truck Leasing Company LP
2.500%, 07/11/2014 to 03/15/2016 (S)		210,000	215,344
2.875%, 07/17/2018 (S)		65,000	66,707
3.125%, 05/11/2015 (S)		60,000	61,674
Prosegur Cia de Seguridad SA
2.750%, 04/02/2018	EUR	100,000	141,936
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		$425,000	461,125
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	90,381
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	184,931
5.700%, 05/15/2041		600,000	678,035
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	47,379
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	40,205
2.050%, 10/01/2018		105,000	103,686
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	211,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Russian Railways
3.374%, 05/20/2021	EUR	100,000	$133,026
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		$225,000	239,063
Southwest Airlines Company
5.250%, 10/01/2014		190,000	194,870
5.750%, 12/15/2016		75,000	83,745
Summit Materials LLC
10.500%, 01/31/2020 (S)		100,000	111,750
10.500%, 01/31/2020		375,000	419,063
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	100,000	150,135
Tervita Corp.
8.000%, 11/15/2018 (S)		$375,000	395,625
10.875%, 02/15/2018 (S)		250,000	268,750
Textron, Inc.
3.650%, 03/01/2021		165,000	166,409
4.300%, 03/01/2024		175,000	177,714
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	291,500
8.500%, 11/01/2020		175,000	198,406
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	184,625
Travelport LLC
11.875%, 09/01/2016		150,000	154,125
Trinseo Materials Operating SCA
8.750%, 02/01/2019		350,000	364,000
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	100,000	143,896
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		$200,000	180,700
Union Pacific Corp.
4.750%, 09/15/2041		405,000	417,212
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		850,000	835,157
6.375%, 06/01/2018		325,000	346,125
United Rentals North America, Inc.
6.125%, 06/15/2023		200,000	212,000
United Technologies Corp.
4.500%, 06/01/2042		150,000	153,019
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		88,053	99,280
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		378,696	395,737
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		39,844	43,031
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	246,838
US Airways Group, Inc.
6.125%, 06/01/2018		800,000	840,000
USG Corp.
5.875%, 11/01/2021 (S)		100,000	106,500
9.750%, 01/15/2018		650,000	784,875
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	371,052
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	288,948
Waste Management, Inc.
2.600%, 09/01/2016		110,000	114,174

The accompanying notes are an integral part of the financial statements.
156

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc. (continued)
6.375%, 03/11/2015		$65,000	$68,729
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	176,750
West Corp.
7.875%, 01/15/2019		300,000	322,500
Wienerberger AG (6.500% to 02/09/2017;
then 3 month EURIBOR + 3.250%)
02/09/2017 (Q)	EUR	350,000	497,598

			39,539,220
Information Technology - 1.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$150,000	158,438
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		750,000	806,250
6.125%, 09/15/2023 (S)		200,000	217,000
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	136,586
Alcatel-Lucent USA, Inc.
6.750%, 11/15/2020 (S)		200,000	213,000
8.875%, 01/01/2020 (S)		225,000	255,375
Alliance Data Systems Corp.
6.375%, 04/01/2020 (S)		425,000	454,750
Altice Financing SA
6.500%, 01/15/2022 (S)		725,000	755,813
8.000%, 12/15/2019 (S)	EUR	100,000	152,178
Altice Finco SA
8.125%, 01/15/2024 (S)		$400,000	428,000
Ancestry.com, Inc.
9.625%, 10/15/2018 (S)		400,000	420,000
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,520
3.375%, 11/01/2015		105,000	108,641
4.500%, 03/01/2023		185,000	186,007
Avnet, Inc.
4.875%, 12/01/2022		425,000	439,340
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	394,219
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	100,000	147,692
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	569,625
Dell, Inc.
4.625%, 04/01/2021		100,000	93,500
5.650%, 04/15/2018		200,000	209,500
5.875%, 06/15/2019		300,000	312,000
7.100%, 04/15/2028		275,000	258,500
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	472,500
EarthLink, Inc.
7.375%, 06/01/2020		100,000	104,500
8.875%, 05/15/2019		200,000	201,500
Epicor Software Corp.
8.625%, 05/01/2019		325,000	355,063
Equinix, Inc.
5.375%, 04/01/2023		325,000	329,875
7.000%, 07/15/2021		550,000	611,875
Fidelity National Information
Services, Inc.
3.500%, 04/15/2023		110,000	104,500
First Data Corp.
6.750%, 11/01/2020 (S)		550,000	594,000
12.625%, 01/15/2021		1,550,000	1,852,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)		$375,000	$373,125
Fiserv, Inc.
3.125%, 06/15/2016		440,000	457,947
3.500%, 10/01/2022		305,000	296,291
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		225,000	232,875
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	142,476
2.625%, 12/09/2014		150,000	152,336
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	521,313
Infor US, Inc.
9.375%, 04/01/2019		450,000	508,500
Intelsat Jackson Holdings SA
6.625%, 12/15/2022		275,000	290,125
InterXion Holding NV
6.000%, 07/15/2020 (S)	EUR	100,000	147,424
Lender Processing Services, Inc.
5.750%, 04/15/2023		$395,000	421,169
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	502,438
Oracle Corp.
0.819%, 01/15/2019 (P)		320,000	321,999
SunGard Data Systems, Inc.
6.625%, 11/01/2019		560,000	598,500
Xerox Corp.
1.056%, 05/16/2014 (P)		105,000	105,102
2.950%, 03/15/2017		45,000	47,107
6.350%, 05/15/2018		350,000	409,105

			16,900,829
Materials - 2.8%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	266,250
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	120,120
AK Steel Corp.
7.625%, 05/15/2020		475,000	470,250
Aleris International, Inc.
7.875%, 11/01/2020		275,000	292,188
ArcelorMittal
5.750%, 08/05/2020		175,000	187,250
6.000%, 03/01/2021		325,000	351,000
6.125%, 06/01/2018		760,000	836,000
6.750%, 02/25/2022		175,000	194,250
10.350%, 06/01/2019		300,000	381,375
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		235,265	257,909
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		348,529	360,728
9.250%, 10/15/2020 (S)	EUR	525,000	806,001
Beverage Packaging Holdings
Luxembourg II SA
6.000%, 06/15/2017 (S)		$150,000	156,000
BlueScope Steel, Ltd.
7.125%, 05/01/2018 (S)		375,000	397,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	352,625
Building Materials Holding Corp.
9.000%, 09/15/2018 (S)		375,000	412,500
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	74,426

The accompanying notes are an integral part of the financial statements.
157

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Carpenter Technology Corp. (continued)
5.200%, 07/15/2021		$195,000	$204,987
Cascades, Inc.
7.875%, 01/15/2020		700,000	750,750
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	171,750
Cemex Finance LLC
9.375%, 10/12/2022 (S)		540,000	618,840
Cemex SAB de CV
5.247%, 09/30/2015 (P) (S)		230,000	237,705
7.250%, 01/15/2021 (S)		200,000	214,500
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		200,000	205,250
10.500%, 04/27/2017 (S)		200,000	214,500
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	375,000	600,482
Clearwater Paper Corp.
7.125%, 11/01/2018		$150,000	159,750
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		700,000	655,148
3.750%, 11/04/2020 (S)		315,000	322,649
5.625%, 10/18/2043 (S)		200,000	204,069
7.500%, 01/15/2019 (S)		285,000	345,613
Eastman Chemical Company
2.400%, 06/01/2017		140,000	143,673
Ecolab, Inc.
2.375%, 12/08/2014		220,000	223,368
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		525,000	515,813
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)		200,000	202,000
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	184,500
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	272,500
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	182,000
Fresnillo PLC
5.500%, 11/13/2023 (S)		400,000	405,000
5.500%, 11/13/2023		210,000	212,625
Goldcorp, Inc.
2.125%, 03/15/2018		160,000	159,417
Graphic Packaging International, Inc.
4.750%, 04/15/2021		200,000	201,000
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	212,000
Hexion US Finance Corp.
6.625%, 04/15/2020		300,000	310,125
8.875%, 02/01/2018		650,000	677,625
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	100,260
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	246,743
6.000%, 12/30/2019 (S)		495,000	569,737
INEOS Finance PLC
8.375%, 02/15/2019 (S)		350,000	387,625
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	207,000
International Paper Company
4.750%, 02/15/2022		835,000	905,786

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
JMC Steel Group
8.250%, 03/15/2018 (S)		$475,000	$494,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	331,531
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	40,398
LYB International Finance BV
4.000%, 07/15/2023		$60,000	61,198
LyondellBasell Industries NV
5.000%, 04/15/2019		410,000	459,929
Magnetation LLC
11.000%, 05/15/2018 (S)		250,000	280,625
Mercer International, Inc.
9.500%, 12/01/2017		575,000	626,750
Momentive Performance Materials, Inc.
8.875%, 10/15/2020		175,000	187,250
9.000%, 01/15/2021		850,000	724,625
Novelis, Inc.
8.750%, 12/15/2020		475,000	534,375
Packaging Corp. of America
4.500%, 11/01/2023		160,000	166,923
PolyOne Corp.
5.250%, 03/15/2023		250,000	251,875
7.375%, 09/15/2020		200,000	219,500
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	250,000	370,956
Rio Tinto Finance USA PLC
1.375%, 06/17/2016		$385,000	389,024
Rock-Tenn Company
3.500%, 03/01/2020		185,000	189,321
Ryerson, Inc.
9.000%, 10/15/2017		450,000	490,500
11.250%, 10/15/2018		650,000	729,625
Samarco Mineracao SA
4.125%, 11/01/2022 (S)		265,000	243,138
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	408,000
7.750%, 07/15/2017 (S)		475,000	527,250
8.375%, 06/15/2019 (S)		200,000	222,000
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	474,075
Southern Copper Corp.
5.250%, 11/08/2042		265,000	226,875
Steel Dynamics, Inc.
6.125%, 08/15/2019		225,000	245,813
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		199,000	227,855
The Dow Chemical Company
2.500%, 02/15/2016		265,000	273,199
4.250%, 11/15/2020		35,000	37,481
8.550%, 05/15/2019		400,000	517,402
United States Steel Corp.
6.875%, 04/01/2021		300,000	318,000
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	145,967
7.375%, 05/01/2021 (S)		$175,000	189,000
Vale Overseas, Ltd.
4.375%, 01/11/2022		560,000	558,878
Vale SA
3.750%, 01/10/2023	EUR	100,000	142,002
Vedanta Resources PLC
7.125%, 05/31/2023		$200,000	193,500

The accompanying notes are an integral part of the financial statements.
158

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	$75,089
7.250%, 04/05/2041 (S)		$840,000	814,800

			29,529,891
Telecommunication Services - 3.9%
Altice Finco SA
9.000%, 06/15/2023 (S)	EUR	400,000	607,332
9.875%, 12/15/2020 (S)		$600,000	676,500
9.875%, 12/15/2020		200,000	225,500
America Movil SAB de CV
2.375%, 09/08/2016		200,000	206,600
3.625%, 03/30/2015		150,000	154,500
8.460%, 12/18/2036	MXN	1,000,000	69,307
American Tower Corp.
4.625%, 04/01/2015		$435,000	452,482
7.250%, 05/15/2019		280,000	337,276
AT&T, Inc.
5.875%, 04/28/2017	GBP	50,000	93,383
B Communications, Ltd.
7.375%, 02/15/2021 (S)		$300,000	314,250
Bell Canada
4.950%, 05/19/2021	CAD	125,000	125,185
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		$215,000	207,153
5.125%, 03/11/2023		400,000	385,400
British Telecommunications PLC
8.625%, 03/26/2020	GBP	30,000	64,912
Cable Communications Systems NV
7.500%, 11/01/2020 (S)	EUR	750,000	1,087,504
CC Holdings GS V LLC
2.381%, 12/15/2017		$645,000	646,734
3.849%, 04/15/2023		945,000	921,139
CenturyLink, Inc.
5.625%, 04/01/2020		750,000	783,750
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	342,037
6.113%, 01/15/2020 (S)		240,000	276,068
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	25,000	39,401
6.000%, 01/20/2017		30,000	47,256
6.500%, 04/08/2022	GBP	10,000	19,997
7.375%, 12/04/2019		10,000	20,632
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	423,000
10.500%, 04/15/2018 (S)		300,000	318,750
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	201,000
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	777,563
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	74,874
Goodman Networks, Inc.
12.125%, 07/01/2018		$300,000	319,500
12.375%, 07/01/2018 (S)		50,000	53,250
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	511,592
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	599,190
4.347%, 06/15/2016 (S)		275,000	289,181
7.628%, 06/15/2016 (S)		375,000	401,733
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		725,000	716,844

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued)
6.625%, 12/15/2022 (S)		$275,000	$290,125
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)		700,000	753,375
8.125%, 06/01/2023 (S)		300,000	325,875
Koninklijke KPN NV
3.250%, 02/01/2021	EUR	100,000	142,365
Level 3 Communications, Inc.
8.875%, 06/01/2019		$150,000	165,375
11.875%, 02/01/2019		325,000	372,938
Level 3 Financing, Inc.
7.000%, 06/01/2020		200,000	218,000
8.625%, 07/15/2020		550,000	618,063
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	350,000	501,222
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	545,564
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	342,875
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	417,000
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	216,000
NII Capital Corp.
7.625%, 04/01/2021		400,000	148,000
10.000%, 08/15/2016		800,000	352,000
Orange SA
8.000%, 12/20/2017	GBP	15,000	30,159
Pacnet, Ltd.
9.000%, 12/12/2018 (S)		$400,000	421,000
PCCW Capital No. 4, Ltd.
5.750%, 04/17/2022		200,000	201,790
Play Finance 1 SA
6.500%, 08/01/2019 (S)	EUR	100,000	145,456
Play Finance 2 SA
5.250%, 02/01/2019 (S)		100,000	142,343
Qwest Corp.
7.500%, 10/01/2014		$175,000	181,369
Rogers Communications, Inc.
4.000%, 06/06/2022	CAD	75,000	68,864
6.750%, 03/15/2015		$165,000	175,284
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		200,000	224,500
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	123,909
2.933%, 12/15/2017 (S)		555,000	567,734
3.598%, 04/15/2018 (S)		570,000	561,515
4.254%, 04/15/2015 (S)		280,000	283,149
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		620,000	759,500
9.125%, 03/01/2017		100,000	118,250
11.500%, 11/15/2021		650,000	871,000
Sprint Corp.
7.125%, 06/15/2024 (S)		2,425,000	2,546,250
Syniverse Holdings, Inc.
9.125%, 01/15/2019		500,000	547,500
T-Mobile USA, Inc.
6.250%, 04/01/2021		475,000	506,469
6.464%, 04/28/2019		500,000	533,750
6.633%, 04/28/2021		475,000	514,188
6.731%, 04/28/2022		925,000	999,000
6.836%, 04/28/2023		250,000	270,000

The accompanying notes are an integral part of the financial statements.
159

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA
5.250%, 10/01/2015		$175,000	$183,750
6.175%, 06/18/2014		375,000	380,156
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	73,426
5.625%, 12/29/2015	GBP	50,000	88,376
6.375%, 06/24/2019		400,000	720,325
Telefonica Emisiones SAU
3.192%, 04/27/2018		$215,000	221,933
3.661%, 09/18/2017	EUR	100,000	148,011
3.992%, 02/16/2016		$110,000	115,629
4.693%, 11/11/2019	EUR	50,000	78,046
5.375%, 02/02/2018	GBP	50,000	91,323
6.221%, 07/03/2017		$200,000	227,694
Telstra Corp., Ltd.
6.125%, 08/06/2014	GBP	10,000	17,114
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	57,255
tw telecom holdings, Inc.
5.375%, 10/01/2022		$500,000	510,000
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	300,000	445,147
6.750%, 03/15/2023 (S)	CHF	175,000	213,900
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	496,125
Verizon Communications, Inc.
0.436%, 03/06/2015 (P) (S)		220,000	219,825
2.500%, 09/15/2016		245,000	254,267
3.250%, 02/17/2026	EUR	100,000	141,830
4.500%, 09/15/2020		$745,000	807,121
5.150%, 09/15/2023		345,000	378,042
6.400%, 09/15/2033		2,160,000	2,568,871
6.550%, 09/15/2043		140,000	171,427
Verizon Wireless Capital LLC
8.500%, 11/15/2018		375,000	478,841
Vimpel Communications
7.748%, 02/02/2021		600,000	644,250
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	199,500
7.504%, 03/01/2022 (S)		600,000	625,950
Vivacom
6.625%, 11/15/2018 (S)	EUR	300,000	425,478
6.625%, 11/15/2018		100,000	141,826
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		$275,000	303,188
11.750%, 07/15/2017 (S)		850,000	899,938
11.750%, 07/15/2017	EUR	100,000	146,546

			41,467,641
Utilities - 1.5%
AmeriGas Finance LLC
7.000%, 05/20/2022		$375,000	409,688
Appalachian Power Company
6.375%, 04/01/2036		115,000	136,248
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	86,383
CMS Energy Corp.
4.250%, 09/30/2015		$340,000	358,250
5.050%, 03/15/2022		200,000	223,240
6.250%, 02/01/2020		105,000	124,212
8.750%, 06/15/2019		100,000	129,625
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		400,000	405,000
5.750%, 02/14/2042 (S)		200,000	191,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Constellation Energy Group, Inc.
5.150%, 12/01/2020		$80,000	$87,557
DPL, Inc.
7.250%, 10/15/2021		275,000	274,656
Duke Energy Corp.
1.625%, 08/15/2017		85,000	85,653
E.CL SA
5.625%, 01/15/2021 (S)		100,000	106,180
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	97,221
Eastern Power Networks PLC
5.750%, 03/08/2024		30,000	57,538
Electricite de France
1.150%, 01/20/2017 (S)		$230,000	230,230
4.600%, 01/27/2020 (S)		300,000	330,286
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)		175,000	193,046
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	254,141
4.000%, 09/14/2016	EUR	50,000	73,830
5.125%, 10/07/2019 (S)		$220,000	241,071
Enel SpA
5.250%, 01/14/2015	EUR	55,000	78,853
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	216,264
6.000%, 05/13/2021		200,000	216,264
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	95,451
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	361,294
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	181,438
4.250%, 03/15/2023		370,000	363,068
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	77,980
Gas Natural Capital Markets SA
4.500%, 01/27/2020	EUR	50,000	78,343
GDF Suez
2.625%, 07/20/2022		50,000	71,297
6.125%, 02/11/2021	GBP	50,000	99,261
GenOn Energy, Inc.
9.500%, 10/15/2018		$550,000	569,250
Georgia Power Company
0.563%, 03/15/2016 (P)		90,000	89,910
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		200,000	207,500
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		605,000	614,174
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	152,076
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	300,000	541,299
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		$200,000	168,500
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		85,000	90,100
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (S)		650,000	704,607
7.250%, 01/15/2019		200,000	224,000
9.375%, 01/28/2020		250,000	306,250

The accompanying notes are an integral part of the financial statements.
160

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		$200,000	$206,497
Majapahit Holding BV
7.750%, 01/20/2020		550,000	631,125
8.000%, 08/07/2019 (S)		100,000	116,000
Mississippi Power Company
2.350%, 10/15/2016		80,000	82,732
Monongahela Power Company
5.700%, 03/15/2017 (S)		70,000	76,159
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	56,825
National Grid PLC
5.000%, 07/02/2018	EUR	47,000	74,728
National Power Corp.
6.875%, 11/02/2016		$100,000	112,750
Nevada Power Company
6.650%, 04/01/2036		110,000	142,416
6.750%, 07/01/2037		75,000	98,107
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,430
NiSource Finance Corp.
4.800%, 02/15/2044		110,000	105,532
5.250%, 02/15/2043		155,000	156,952
5.400%, 07/15/2014		315,000	320,444
6.250%, 12/15/2040		95,000	108,796
10.750%, 03/15/2016		115,000	133,873
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	16,000	30,408
NRG Energy, Inc.
6.250%, 07/15/2022 (S)		$350,000	364,000
6.625%, 03/15/2023		350,000	369,250
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	268,374
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	161,000
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	54,688
3.400%, 06/01/2023		325,000	313,346
3.500%, 12/01/2022		335,000	327,946
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		430,000	452,730
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	229,330
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	219,175
RWE Finance BV
1.875%, 01/30/2020	EUR	40,000	55,428
6.500%, 04/20/2021	GBP	20,000	39,344
Scottish Power UK PLC
6.750%, 05/29/2023		6,000	12,110
8.375%, 02/20/2017		20,000	39,322
Sempra Energy
1.003%, 03/15/2014 (P)		$285,000	285,007
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024	GBP	20,000	39,590
Snam SpA
5.000%, 01/18/2019	EUR	100,000	158,326
Southern Company
1.950%, 09/01/2016		$115,000	117,847
Southwest Gas Corp.
3.875%, 04/01/2022		65,000	67,538

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 08/01/2021		$19,000	$20,900
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		200,000	197,513
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	363,076
6.572%, 11/01/2017		37,000	42,642

			16,324,990

TOTAL CORPORATE BONDS (Cost $406,953,445)			$420,991,546

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066	EUR	50,000	71,276
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$510,000	546,338

			617,614

TOTAL CAPITAL PREFERRED SECURITIES (Cost $576,312)			$617,614

CONVERTIBLE BONDS - 0.0%
Information Technology - 0.0%
SunEdison, Inc. 2.750%, 01/01/2021 (S)		135,000	196,509

TOTAL CONVERTIBLE BONDS (Cost $135,000)			$196,509

MUNICIPAL BONDS - 0.8%
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	186,579
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		245,000	291,183
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	178,928
City of Houston (Texas)
5.000%, 03/01/2023		165,000	193,991
City of New York (New York)
6.271%, 12/01/2037		115,000	140,305
Commonwealth of Massachusetts
4.500%, 08/01/2031		190,000	192,058
5.000%, 06/01/2025		90,000	104,994
Commonwealth of Virginia
5.000%, 06/01/2023		75,000	91,589
Dallas Independent School District (Texas)
5.000%, 08/15/2029		150,000	171,192
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037		130,000	121,653
District of Columbia
5.591%, 12/01/2034		40,000	45,936
5.250%, 12/01/2034		200,000	224,628
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040		135,000	164,354
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016		475,000	479,038
2.995%, 07/01/2020		265,000	262,952

The accompanying notes are an integral part of the financial statements.
161

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Guam Power Authority
7.500%, 10/01/2015	$75,000	$76,250
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	121,263
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	128,668
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	222,677
Los Angeles Department of Water &
Power (California)
5.000%, 07/01/2043	235,000	252,033
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	149,168
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	186,505
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	76,973
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	5,000	5,006
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	116,944
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	200,102
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	110,000	127,027
5.000%, 02/01/2025	105,000	119,382
New York State Dormitory Authority
4.000%, 12/15/2022	40,000	44,635
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	360,000	383,436
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	521,955
Port Authority of New York & New Jersey
(New York)
4.458%, 10/01/2062	340,000	315,829
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	209,385
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	125,423
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	256,810
State of California
5.000%, 04/01/2043	45,000	47,626
State of Delaware
5.000%, 08/01/2024	110,000	133,331
State of Georgia
5.000%, 07/01/2023	170,000	204,087
5.000%, 07/01/2025	125,000	147,674
5.000%, 07/01/2024	105,000	124,956
State of Minnesota
5.000%, 03/01/2027	125,000	143,096

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of Oregon
5.892%, 06/01/2027	$60,000	$71,316
State of Washington
5.000%, 07/01/2024	185,000	217,418
5.000%, 07/01/2022	190,000	228,580
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	211,497
University of Texas System
5.000%, 08/15/2043	315,000	340,477
University of Virginia
5.000%, 06/01/2043	75,000	82,580
Utah Transit Authority
5.937%, 06/15/2039	135,000	160,448
Utility Debt Securitization Authority (New
York)
2.042%, 06/15/2021	170,000	170,624
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	38,361
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	239,108

TOTAL MUNICIPAL BONDS (Cost $9,004,197)		$9,050,030

TERM LOANS (M) - 1.4%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	222,188	221,513
Delta 2 Lux Sarl
4.500%, 04/30/2019	982,600	990,379
Gymboree Corp.
5.000%, 02/23/2018	200,000	181,857
Hilton Worldwide Finance LLC
3.750%, 10/26/2020	78,947	79,194
JC Penney Corp., Inc.
6.000%, 05/22/2018	621,875	613,658
Las Vegas Sands LLC
3.250%, 12/20/2020	220,000	219,293
MGM Resorts International
3.500%, 12/20/2019	99,000	98,814
Peninsula Gaming LLC
4.250%, 11/20/2017	542,722	545,259
Station Casinos LLC
5.000%, 03/02/2020	669,938	670,496
SuperMedia, Inc., PIK
11.600%, 12/30/2016	444,329	330,284
TWCC Holding Corp.
3.500%, 02/13/2017	249,841	242,284
7.000%, 06/26/2020	350,000	341,542
Univision Communications, Inc.
4.000%, 03/01/2020	310,383	311,159
4.000%, 03/02/2020	248,125	248,745
Village Roadshow, Ltd.
4.750%, 11/21/2017	67,313	67,986
Weight Watchers International, Inc.
4.000%, 04/02/2020	450,000	346,050

		5,508,513
Consumer Staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	199,000	200,367
PF Chang’s China Bistro, Inc.
4.298%, 07/02/2019	715,938	721,754

		922,121

The accompanying notes are an integral part of the financial statements.
162

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy - 0.2%
Chesapeake Energy Corp.
5.750%, 12/01/2017	$375,000	$382,500
Foresight Energy LLC
5.500%, 08/19/2020	299,250	301,681
MEG Energy Corp.
3.750%, 03/31/2020	123,738	124,047
Murray Energy Corp.
5.250%, 12/05/2019	175,000	176,094
Philadelphia Energy Solutions Refining
and Marketing LLC
6.250%, 04/04/2018	474,686	427,217
TGGT Holdings LLC
6.500%, 11/15/2018	300,000	302,625

		1,714,164
Financials - 0.2%
Asurion LLC TBD 02/19/2021 (T)	625,000	644,125
CeramTec Acquisition Corp.
4.250%, 08/28/2020	7,003	7,020
Gardner Denver, Inc.
4.250%, 07/30/2020	199,500	198,593
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	358,750
McGraw-Hill Global Education
Holdings LLC
9.000%, 03/22/2019	178,500	181,568
Nuveen Investments, Inc.
4.155%, 05/15/2017	325,399	324,637
6.500%, 02/28/2019	200,000	198,167
PQ Corp.
4.500%, 08/07/2017	247,500	248,428

		2,161,288
Health Care - 0.1%
Biomet, Inc.
3.661%, 07/25/2017	193,960	194,203
Capsugel Holdings US, Inc.
3.500%, 08/01/2018	212,498	212,675
Community Health Systems, Inc.
4.250%, 01/27/2021	275,000	277,277
HCA, Inc.
2.997%, 05/01/2018	578,531	577,447

		1,261,602
Industrials - 0.0%
CeramTec GmbH
4.250%, 08/28/2020	21,631	21,685
CeramTec Service GmbH
4.250%, 08/31/2020	71,116	71,294
Navistar, Inc.
5.750%, 08/17/2017	150,000	152,063

		245,042
Information Technology - 0.1%
Activision Blizzard, Inc.
3.250%, 10/12/2020	190,688	191,095
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	222,750	224,792
Dell International LLC
4.500%, 04/29/2020	673,313	671,348
First Data Corp.
4.156%, 03/24/2021	237,724	237,823

		1,325,058

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.0%
Eagle Spinco, Inc.
3.500%, 01/27/2017	$98,605	$98,975
Univar, Inc.
5.000%, 06/30/2017	297,702	295,656

		394,631
Telecommunication Services - 0.1%
Cricket Communications, Inc.
4.750%, 03/09/2020	298,500	298,687
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	263,704	265,352

		564,039
Utilities - 0.1%
Equipower Resources Holdings LLC
4.250%, 12/21/2018	560,821	562,223
4.250%, 12/31/2019	696,501	698,242

		1,260,465

TOTAL TERM LOANS (Cost $15,352,884)		$15,356,923

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Commercial & Residential - 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.396%, 11/25/2035 (P)	5,551	5,454
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.552%, 12/25/2034 (P)	148,745	141,612
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	240,489
Series 2006-5, Class AM,
5.448%, 09/10/2047	425,000	457,110
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	282,430
Series 2006-2, Class A4,
5.737%, 05/10/2045 (P)	210,000	228,535
Series 2007-4, Class A4,
5.775%, 02/10/2051 (P)	115,440	129,534
Series 2007-4, Class AM,
5.842%, 02/10/2051 (P)	210,000	234,246
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.454%, 02/20/2035 (P)	6,928	6,658
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	31,387	31,490
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	317,992
Series 2007-1, Class AAB,
5.422%, 01/15/2049	159,598	159,516
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,053,063
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.681%, 02/25/2034 (P)	48,822	48,828
Series 2004-D, Class 2A2,
2.685%, 05/25/2034 (P)	24,417	24,384
Series 2005-B, Class 2A1,
2.741%, 03/25/2035 (P)	111,512	103,672
Series 2004-I, Class 3A2,
2.746%, 10/25/2034 (P)	13,333	13,678

The accompanying notes are an integral part of the financial statements.
163

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Mortgage
Securities (continued)
Series 2004-H, Class 2A2,
2.754%, 09/25/2034 (P)	$65,070	$65,331
Series 2005-J, Class 3A1,
2.806%, 11/25/2035 (P)	105,840	99,164
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.636%, 02/25/2036 (P)	174,895	141,720
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	301,136	312,464
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	88,620	89,634
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	374,551
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	104,346
Series 2006-T24, Class A4,
5.537%, 10/12/2041	109,623	119,793
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	684,455
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A1,
1.102%, 11/10/2046	112,594	112,491
Series 2004-C1, Class A4,
5.352%, 04/15/2040 (P)	51,692	51,899
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	380,000	397,529
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class A,
1.004%, 02/13/2032 (P) (S)	280,000	280,017
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	36,083	36,217
Series 2014-CR15, Class A1,
1.218%, 02/10/2047	340,000	339,880
Series 2013-CR13, Class C,
4.746%, 10/10/2046 (P)	165,000	165,926
Series 2014-CR15, Class C,
4.769%, 02/10/2047 (P)	145,000	145,772
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	47,510
Series 2007-C9, Class A4,
5.800%, 12/10/2049 (P)	675,000	763,393
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	135,000	146,122
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	230,000	247,938
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.038%, 02/15/2041 (P)	145,000	164,116
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.556%, 04/25/2035 (P)	115,976	103,477
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.514%, 01/19/2045 (P)	83,928	70,436
Series 2004-AR1, Class A1A,
0.994%, 09/19/2044 (P)	117,599	112,562

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.736%, 10/18/2054 (P) (S)	$210,000	$216,476
Series 2011-1A, Class A5,
3.236%, 10/18/2054 (P) (S)	200,000	203,944
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.165%, 04/25/2046 (P) (S)	370,000	359,074
Series 2013-K712, Class B,
3.368%, 05/25/2045 (P) (S)	115,000	112,822
Series 2013-K27, Class B,
3.497%, 01/25/2046 (P) (S)	195,000	182,330
Series 2013-K24, Class B,
3.502%, 11/25/2045 (P) (S)	110,000	103,568
Series 2012-K711, Class B,
3.562%, 08/25/2045 (P) (S)	275,000	275,058
Series 2013-K26, Class B,
3.600%, 12/25/2045 (P) (S)	265,000	250,556
Series 2012-K22, Class B,
3.687%, 08/25/2045 (P) (S)	175,000	167,339
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.057%, 06/19/2035 (P)	38,729	38,947
GreenPoint MTA Trust, Seres 2005-AR1,
Class A1 0.396%, 06/25/2045 (P)	206,207	162,480
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	33,067	33,050
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	10,518	10,527
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	258,903
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	198,377
GS Mortgage Securities Trust,
Series 2013-GC13, Class A1
1.206%, 07/10/2046	100,281	100,635
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.364%, 11/19/2036 (P)	590,977	442,279
Series 2005-2, Class 2A1A,
0.374%, 05/19/2035 (P)	55,547	48,643
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.889%, 10/15/2054 (P) (S)	639,051	646,166
Series 2012-3A, Class B1,
2.439%, 10/15/2054 (P) (S)	250,000	258,333
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.426%, 10/25/2035 (P)	171,808	152,121
Series 2005-4, Class A2,
0.486%, 10/25/2035 (P)	118,009	104,933
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.936%, 10/25/2036 (P)	236,508	189,893
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.346%, 06/25/2037 (P)	82,796	77,686

The accompanying notes are an integral part of the financial statements.
164

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	$26,802	$26,874
Series 2013-C16, Class A1,
1.223%, 12/15/2046	169,026	169,191
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	10,345	10,359
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	24,112	24,194
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	122,462
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	976,795
Series 2004-PNC1, Class A4,
5.345%, 06/12/2041 (P)	58,948	59,391
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,007,850
Series 2007-CB19, Class A4,
5.712%, 02/12/2049 (P)	575,000	642,667
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	382,071
Series 2007-LD12, Class AM,
6.011%, 02/15/2051 (P)	270,000	302,055
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	337,032
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	101,424	102,863
Series 2007-CB19, Class AM,
5.712%, 02/12/2049 (P)	470,000	511,812
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.456%, 10/25/2035 (P)	194,115	146,282
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	6,453	6,703
Series 2005-C5, Class A4,
4.954%, 09/15/2030	34,806	36,324
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	63,016
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	341,810
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	120,599
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	149,088
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	225,000	239,825
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	95,000	105,577
Series 2008-C1, Class AM,
6.157%, 04/15/2041 (P)	65,000	74,961
Series 2008-C1, Class A2,
6.157%, 04/15/2041 (P)	630,000	725,083
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.501%, 12/25/2035 (P)	125,000	116,452
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	295,812	331,382

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	$235,000	$257,991
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A1,
1.250%, 02/15/2047	75,000	75,043
Series 2013-C11, Class A1,
1.308%, 08/15/2046	167,169	167,934
Series 2013-C12, Class A1,
1.313%, 10/15/2046	200,706	201,765
Morgan Stanley Capital I Trust
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	158,375
Series 2005-T17, Class A5,
4.780%, 12/13/2041	65,224	66,416
Series 2007-IQ14, Class AM,
5.693%, 04/15/2049 (P)	105,000	110,642
Series 2007-IQ14, Class AMFX,
5.693%, 04/15/2049 (P)	75,000	78,800
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	212,550	231,525
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	812,441	738,542
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	630,044	589,910
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	4,566	4,498
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.591%, 04/25/2037 (P)	130,694	119,840
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.586%, 03/15/2025 (P)	3,342	3,702
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	111,586
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.446%, 10/25/2045 (P)	31,211	28,747
Series 2005-AR11, Class A1C3,
0.666%, 08/25/2045 (P)	131,608	113,057
Series 2005-AR12, Class 2A1,
2.549%, 09/25/2035 (P)	31,641	32,090
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.856%, 03/25/2036 (P)	123,013	98,874
Series 2003-O, Class 5A1,
2.515%, 01/25/2034 (P)	51,409	51,570
Series 2004-G, Class A3,
4.692%, 06/25/2034 (P)	43,153	43,656
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class A1,
1.193%, 03/15/2047	115,000	114,863
Series 2013-C16, Class A1,
1.406%, 09/15/2046	93,003	93,599
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	264,775

		24,140,092

The accompanying notes are an integral part of the financial statements.
165

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 3153, Class UG,
0.605%, 05/15/2036 (P)	$39,687	$39,818
Series 3913, Class FA,
0.655%, 08/15/2041 (P)	221,479	221,882
Series 4077, Class MF,
0.655%, 07/15/2042 (P)	365,199	364,851
Series 199, Class PO,
0.800%, 08/01/2028	2,309	2,096
Series K712, Class A1,
1.369%, 05/25/2019	323,284	324,484
Series K502, Class A2,
1.426%, 08/25/2017	400,000	403,113
Series K025, Class A1,
1.875%, 04/25/2022	224,781	223,255
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	1,269	16
Federal National Mortgage Association
Series 2012-79, Class FM,
0.606%, 07/25/2042 (P)	132,306	131,835
Series 319, Class 2 IO,
6.500%, 02/01/2032	7,006	1,261
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.310%, 03/16/2028	11,841	11,344
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	423,262
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	76,640	3,218
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	177,195	13,397
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,503,104	334,484
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	476,633
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	866,194	106,258
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	63,152
Series 2010-144, Class BC,
4.000%, 09/16/2039	285,000	299,023
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	492,060
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	245,686	53,814
Series 2009-75, Class G,
4.500%, 07/20/2030	11,744	12,059
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	878,652	64,848
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	2,829,691	343,601
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	338,357	41,116
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	372,346	46,464
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,167,205	139,423
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,012,673	305,355
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	228,829	27,376

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	$95,400	$16,930
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	537,985	91,100
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	16,559	16,842
Series 2004-47, Class QV,
6.000%, 09/16/2020	421,437	452,295

		5,546,665

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $29,408,836)		$29,686,757

ASSET BACKED SECURITIES - 2.6%
Ally Auto Receivables Trust
Series 2014-SN1, Class A3,
0.750%, 02/21/2017	160,000	159,992
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	102,810
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	201,443
Ally Master Owner Trust
Series 2012-1, Class A1,
0.955%, 02/15/2017 (P)	345,000	346,556
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	200,987
Series 2014-1, Class A2,
1.290%, 01/15/2019	125,000	125,336
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	535,230
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.325%, 04/17/2017 (P)	215,000	215,114
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,881
AmeriCredit
Automobile Receivables Trust
Series 2013-4, Class A3,
0.960%, 04/09/2018	60,000	60,303
Series 2011-4, Class A3,
1.170%, 05/09/2016	53,478	53,536
Series 2012-1, Class A3,
1.230%, 09/08/2016	73,956	74,091
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	140,181
Series 2011-5, Class A3,
1.550%, 07/08/2016	254,991	255,603
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,235
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,796
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	141,725
Series 2011-2, Class B,
2.330%, 03/08/2016	265,149	265,780
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,726
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,059

The accompanying notes are an integral part of the financial statements.
166

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	$410,000	$408,252
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	585,000	587,888
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	150,000	155,286
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	14,437	14,475
BMW Vehicle Lease Trust, Series 2013-1,
Class A3
0.540%, 09/21/2015	110,000	110,038
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	46,079	46,142
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	220,169
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	840,062
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	176,311
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	30,005
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,863
Series 2014-1, Class B,
2.220%, 01/22/2019	40,000	40,250
Series 2014-1, Class C,
2.840%, 04/22/2019	55,000	55,465
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	49,641	49,786
Series 2011-2, Class A3,
0.910%, 12/15/2015	74,606	74,692
Series 2013-3, Class A3,
0.970%, 04/16/2018	325,000	327,484
Series 2010-3, Class A4,
1.410%, 02/16/2016	143,427	144,079
Series 2014-1, Class B,
1.690%, 08/15/2019	20,000	20,030
Series 2014-1, Class C,
1.930%, 11/15/2019	30,000	30,037
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	153,896
Series 2014-1, Class D,
2.430%, 08/17/2020	295,000	295,284
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.896%, 10/25/2032 (P)	5,416	5,091
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	14,044	12,457
Chase Issuance Trust, Series 2013-A8,
Class A8
1.010%, 10/15/2018	455,000	456,175
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	187,020	187,206
Citibank Credit Card Issuance Trust,
Series 2013-A6, Class A6
1.320%, 09/07/2018	150,000	151,679

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	$647,631	$657,829
CNH Equipment Trust
Series 2013-D, Class A3,
0.770%, 10/15/2018	535,000	535,752
Series 2014-A, Class A3,
0.840%, 05/15/2019	135,000	135,090
Series 2012-A, Class A3,
0.940%, 05/15/2017	162,981	163,486
Series 2013-C, Class A3,
1.020%, 08/15/2018	195,000	196,593
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	289,803
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.755%, 08/15/2019 (P) (S)	410,000	410,507
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.761%, 01/25/2034 (P)	89,022	78,654
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	447,653	447,005
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	659,600	710,467
Dryrock Issuance Trust, Series 2013-1,
Class A
0.495%, 07/16/2018 (P)	200,000	199,969
Enterprise Fleet Financing LLC
Series 2013-1, Class A2,
0.680%, 09/20/2018 (S)	188,556	188,517
Series 2014-1, Class A2,
0.870%, 09/20/2019 (S)	200,000	200,023
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	490,000	491,762
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	86,461	86,511
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,737
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	115,243
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,881
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,181
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	120,000	120,275
Series 2010-A, Class D,
4.050%, 10/15/2016	100,000	101,867
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	561,829
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	212,376
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	655,354
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.635%, 05/15/2019 (P)	190,000	189,956
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	195,597

The accompanying notes are an integral part of the financial statements.
167

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Capital Credit Card Master
Note Trust (continued)
Series 2012-2, Class A,
2.220%, 01/15/2022	$480,000	$480,397
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	200,000	209,297
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	100,000	104,797
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.554%, 04/20/2018 (P)	205,000	205,582
Series 2012-4, Class A,
0.594%, 10/20/2017 (P)	250,000	250,559
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3
1.020%, 02/24/2017 (S)	300,000	301,292
GE Equipment Transportation LLC
Series 2013-2, Class A3,
0.920%, 09/25/2017	190,000	190,516
Series 2012-1, Class A3,
0.990%, 11/23/2015	44,500	44,589
GreatAmerica Leasing Receivables
Series 2014-1, Class A3,
0.890%, 07/15/2017 (S)	165,000	164,972
Series 2014-1, Class A4,
1.470%, 08/15/2020 (S)	135,000	134,976
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.178%, 07/25/2037 (P)	255,992	223,397
Series 2005-11, Class 2A1,
0.436%, 10/25/2035 (P)	59,282	55,186
Series 2005-14, Class 2A3,
0.506%, 12/25/2035 (P)	84,631	69,676
Series 2005-MTR1, Class A4,
0.526%, 10/25/2035 (P)	365,000	344,378
GSAA Trust, Series 2005-8, Class A3
0.586%, 06/25/2035 (P)	249,056	235,349
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.690%, 09/18/2017	320,000	320,909
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,390
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.326%, 05/25/2037 (P)	151,564	139,987
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	267,428	268,085
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	51,159	51,269
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	177,578
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	405,000	405,875
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	100,000	100,383
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	94,452	94,561
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,791
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	135,466

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.305%, 12/17/2030 (P) (S)	$324,069	$323,676
John Deere Owner Trust, Series 2013-A,
Class A3
0.600%, 03/15/2017	185,000	185,275
Mercedes-Benz Auto Lease Trust
Series 2013-B, Class A3,
0.620%, 07/15/2016	240,000	240,166
Series 2013-B, Class A4,
0.760%, 07/15/2019	270,000	270,208
Series 2012-A, Class A3,
0.880%, 11/17/2014	42,895	42,912
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,103
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	436,071
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	185,541
Motor PLC
Series 2013-1A, Classs A1,
0.656%, 02/25/2021 (P) (S)	212,500	212,676
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	500,000	500,420
MVW Owner Trust
2.150%, 04/22/2030 (S)	180,584	181,949
Navistar Financial
Dealer Note Master Trust
Series 2013-1, Class A,
0.826%, 01/25/2018 (P) (S)	220,000	220,040
0.836%, 09/25/2018 (P) (S)	140,000	140,511
Nissan Auto Lease Trust
Series 2013-B, Class A3,
0.750%, 06/15/2016	140,000	140,405
Series 2012-A, Class A3,
0.980%, 05/15/2015	73,670	73,746
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	180,576
Nissan Auto Receivables Owner Trust
Series 2013-C, Class A3,
0.670%, 08/15/2018	360,000	360,338
Series 2014-A, Class A3,
0.720%, 08/15/2018	235,000	234,971
Series 2013-B, Class A3,
0.840%, 11/15/2017	200,000	201,093
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A
2.280%, 11/15/2019 (S)	470,000	482,846
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4
1.190%, 12/17/2018 (S)	117,228	117,400
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	9,860	9,516
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	207,515	208,051
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	334,198	335,637

The accompanying notes are an integral part of the financial statements.
168

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables
Funding LLC (continued)
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	$264,439	$267,626
SLM Student Loan Trust, Series 2008-4,
Class A2
1.289%, 07/25/2016 (P)	98,077	98,696
SMART Trust
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	89,992
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	210,000	210,168
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,305
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	233,426
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	189,335
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	300,554
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	34,632	35,824
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	57,682	57,805
Volkswagen Auto Lease Trust
Series 2014-A, Class A3,
0.800%, 04/20/2017	140,000	140,708
Series 2012-A, Class A4,
1.060%, 05/22/2017	170,000	170,830
Volvo Financial Equipment LLC,
Series 2014-1A, Class A3
0.820%, 04/16/2018 (S)	105,000	104,979
Wheels SPV LLC, Series 2012-1,
Class A2
1.190%, 03/20/2021 (S)	78,238	78,405
World Omni Master Owner Trust,
Series 2013-1, Class A
0.505%, 02/15/2018 (P) (S)	115,000	115,160

TOTAL ASSET BACKED SECURITIES (Cost $27,886,306)		$28,066,947

COMMON STOCKS - 12.8%
Consumer Discretionary - 1.5%
Altice SA (I)	7,625	$331,531
Cablevision Systems Corp., Class A	36,500	642,400
Carnival Corp.	32,000	1,269,120
Central European Media
Enterprises, Ltd., Class A (I)	3,700	17,538
Coach, Inc.	8,600	419,766
Comcast Corp., Class A	13,700	708,153
Ford Motor Company	49,200	757,188
General Motors Company	35,199	1,274,204
Genuine Parts Company	9,700	854,473
Johnson Controls, Inc.	19,800	978,120
Kohl’s Corp.	27,100	1,522,749
Liberty Global PLC, Class A (I)	5,300	458,715
Macy’s, Inc.	18,300	1,058,838
Mattel, Inc.	36,300	1,354,353
Staples, Inc.	65,200	886,068
The Madison Square
Garden, Inc., Class A (I)	10,325	588,628
The New York Times Company, Class A	33,300	546,786
The Walt Disney Company	10,400	840,424

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Tiffany & Company	1,000	$93,250
Time Warner, Inc.	23,633	1,586,483
Whirlpool Corp.	1,000	144,630

		16,333,417
Consumer Staples - 0.7%
Archer-Daniels-Midland Company	37,100	1,506,260
Avon Products, Inc.	49,900	771,953
Campbell Soup Company (L)	29,200	1,264,652
Dr. Pepper Snapple Group, Inc.	2,500	130,275
McCormick & Company, Inc.	8,100	537,840
PepsiCo, Inc.	14,800	1,185,036
The Clorox Company	16,000	1,396,480
The Procter & Gamble Company	3,700	291,042

		7,083,538
Energy - 1.9%
Anadarko Petroleum Corp.	15,700	1,321,312
Apache Corp.	29,700	2,354,913
BP PLC, ADR	16,100	814,821
Chevron Corp.	26,600	3,067,778
ConocoPhillips	8,200	545,300
CONSOL Energy, Inc.	26,900	1,078,690
Diamond Offshore Drilling, Inc. (L)	16,000	756,800
Eni SpA	12,927	310,333
Exxon Mobil Corp.	27,600	2,657,052
Hess Corp.	19,800	1,584,594
Murphy Oil Corp.	23,300	1,383,321
Petroleo Brasileiro SA, ADR (L)	56,900	637,280
Royal Dutch Shell PLC, ADR	28,900	2,105,943
Schlumberger, Ltd.	16,200	1,506,600
Talisman Energy, Inc.	27,100	279,401

		20,404,138
Financials - 2.7%
American Express Company	17,200	1,570,016
Bank of America Corp.	144,785	2,393,296
Crown Castle International Corp.	2,500	189,750
Digital Realty Trust, Inc.	8,600	465,776
JPMorgan Chase & Company	67,000	3,806,940
Legg Mason, Inc.	29,700	1,365,012
Lincoln National Corp.	5,800	290,754
Loews Corp.	9,800	426,104
Marsh & McLennan Companies, Inc.	37,800	1,820,448
McGraw-Hill Financial, Inc.	11,100	884,226
Northern Trust Corp.	22,200	1,373,070
Regions Financial Corp.	54,200	576,688
Sun Life Financial, Inc. (L)	16,300	564,795
SunTrust Banks, Inc.	37,500	1,413,000
The Allstate Corp.	29,800	1,616,948
The Bank of New York Mellon Corp.	1,000	32,000
The Chubb Corp.	7,200	629,856
The PNC Financial Services Group, Inc.	24,800	2,028,144
U.S. Bancorp	60,700	2,497,198
Wells Fargo & Company	66,100	3,068,362
Weyerhaeuser Company	34,089	1,005,966
Willis Group Holdings PLC	9,800	403,368

		28,421,717
Health Care - 0.8%
Bristol-Myers Squibb Company	28,900	1,553,953
GlaxoSmithKline PLC	28,099	787,043
Johnson & Johnson	23,000	2,118,760
Merck & Company, Inc.	32,900	1,874,971
Pfizer, Inc.	60,906	1,955,692

The accompanying notes are an integral part of the financial statements.
169

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care (continued)
Quest Diagnostics, Inc.	14,800	$784,400

		9,074,819
Industrials - 2.0%
Deere & Company	9,900	850,707
Eaton Corp. PLC	10,868	811,948
Emerson Electric Company	25,200	1,644,552
General Electric Company	154,900	3,945,303
Honeywell International, Inc.	20,700	1,954,908
Illinois Tool Works, Inc.	24,600	2,029,500
Joy Global, Inc. (L)	13,500	742,500
Masco Corp.	35,700	833,595
Masonite International Corp. (I)	4,875	281,288
Norfolk Southern Corp.	15,800	1,452,178
Stanley Black & Decker, Inc.	11,600	963,264
The Boeing Company	12,300	1,585,716
United Continental Holdings, Inc. (I)	35,100	1,578,096
United Parcel Service, Inc., Class B	15,500	1,484,435
USG Corp. (I)	19,500	688,935
Xylem, Inc.	25,500	1,003,425

		21,850,350
Information Technology - 1.3%
Analog Devices, Inc.	20,400	1,036,728
Apple, Inc.	3,200	1,683,968
Applied Materials, Inc.	62,000	1,175,520
CA, Inc.	12,300	412,050
Cisco Systems, Inc.	52,000	1,133,600
Computer Sciences Corp.	16,900	1,068,080
Corning, Inc.	73,900	1,424,053
Dell, Inc.	93,900	1,291,125
Harris Corp.	20,100	1,483,782
Microsoft Corp.	46,600	1,785,246
Texas Instruments, Inc.	23,600	1,061,056
The Western Union Company (L)	29,500	493,535

		14,048,743
Materials - 0.7%
E.I. du Pont de Nemours & Company	12,900	859,398
International Paper Company	39,900	1,950,711
MeadWestvaco Corp.	19,700	737,371
Newmont Mining Corp.	22,100	514,046
Nucor Corp.	24,800	1,245,952
Potash Corp. of Saskatchewan, Inc. (L)	18,600	619,194
Vulcan Materials Company	17,400	1,181,982

		7,108,654
Telecommunication Services - 0.5%
American Tower Corp.	1,975	160,903
AT&T, Inc.	60,535	1,932,883
CenturyLink, Inc.	20,475	640,049
Telefonica SA	27,304	417,487
Verizon Communications, Inc.	24,800	1,179,984
Verizon Communications, Inc.
(London Exchange)	3,992	188,791
Vodafone Group PLC	82,785	344,961

		4,865,058
Utilities - 0.7%
AES Corp.	38,100	520,065
Duke Energy Corp.	23,243	1,647,464
Entergy Corp.	19,500	1,244,490
Exelon Corp.	34,500	1,049,145
FirstEnergy Corp.	20,400	627,912
NiSource, Inc.	48,400	1,685,288

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Xcel Energy, Inc.	28,900	$875,381

		7,649,745

TOTAL COMMON STOCKS (Cost $98,256,806)		$136,840,179

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Ally Financial, Inc., 7.000% (S)	750	739,383
Crown Castle International Corp., 4.500%	2,250	229,275
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	19,925	540,964
Weyerhaeuser Company, 6.375%	1,450	78,967

		1,588,589

TOTAL PREFERRED SECURITIES (Cost $1,436,433)		$1,588,589

PURCHASED OPTIONS - 0.0%
Exchange Traded on 10 Year
U.S. Treasury Note Futures Option
(Expiration Date: 05/14/2014; Strike
Price: $126.50) (I)	36,000	12,460
Over the Counter Purchased Call on the
EUR vs USD (Expiration Date:
05/14/2014; Strike Price : $1.29;
Counterparty: JP Morgan Securities) (I)	3,400,000	2,564

TOTAL PURCHASED OPTIONS (Cost $38,267)		$15,024

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1432% (W) (Y)	448,333 $	4,486,380

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,486,389)		$4,486,380

SHORT-TERM INVESTMENTS - 3.2%
U.S. Government - 0.0%
U.S. Treasury Bill 0.645%, 07/17/2014 *	$200,000	$199,958
Money Market Funds - 3.2%
T. Rowe Price Investment Reserve
Fund, 0.0521% (Y)	33,764,787	33,764,787
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 02/282014 at 0.000%
to be repurchased at $224,000 on
03/03/2014, collateralized by $230,000
Federal Home Loan Discount Note,
0.010% due 03/26/2014 (valued at
$229,885, including interest)	$224,000	$224,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,188,745)		$34,188,745

Total Investments (Spectrum Income Fund)
(Cost $1,011,033,380) - 99.4%		$1,064,809,174
Other assets and liabilities, net - 0.6%		6,376,220

TOTAL NET ASSETS - 100.0%		$1,071,185,394

The accompanying notes are an integral part of the financial statements.
170

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.4%
Consumer Discretionary - 11.3%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	17,200	$598,945
American Axle &
Manufacturing Holdings, Inc. (I)	9,939	192,121
BorgWarner, Inc.	39,892	2,451,363
Bridgestone Corp.	58,400	2,112,148
Cheng Shin Rubber Industry Company, Ltd.	144,516	377,492
Cie Generale des Etablissements Michelin	14,457	1,757,399
Continental AG	11,547	2,806,550
Cooper Tire & Rubber Company	9,355	233,220
Dana Holding Corp.	21,650	469,372
Delphi Automotive PLC	49,086	3,267,655
Denso Corp.	43,300	2,323,100
Dorman Products, Inc. (I)	3,729	214,865
Drew Industries, Inc.	3,381	166,480
Federal-Mogul Corp. (I)	2,959	55,748
Fox Factory Holding Corp. (I)	1,456	24,315
Fuel Systems Solutions, Inc. (I)	2,106	27,062
Gentex Corp.	38,733	1,215,054
Gentherm, Inc. (I)	4,978	140,778
GKN PLC	145,190	984,666
Halla Climate Control Corp.	3,020	112,397
Hankook Tire Company, Ltd.	6,344	358,540
Hyundai Mobis	5,530	1,623,950
Hyundai Wia Corp.	1,255	198,828
Johnson Controls, Inc.	119,864	5,921,282
Koito Manufacturing Company, Ltd.	8,000	151,584
Modine Manufacturing Company (I)	7,116	105,246
Nan Kang Rubber Tire Company, Ltd. (I)	50,994	62,308
NGK Spark Plug Company, Ltd.	16,000	361,310
NHK Spring Company, Ltd.	14,300	149,212
NOK Corp.	8,500	139,609
Nokian Renkaat OYJ	24,295	1,088,816
Pirelli & C. SpA	27,944	485,910
Remy International, Inc.	2,040	45,472
Spartan Motors, Inc.	5,618	31,854
Standard Motor Products, Inc.	2,950	103,693
Stanley Electric Company, Ltd.	12,800	294,494
Stoneridge, Inc. (I)	4,533	49,908
Sumitomo Rubber Industries, Ltd.	15,300	206,646
Superior Industries International, Inc.	3,689	67,435
Tenneco, Inc. (I)	8,942	538,666
The Goodyear Tire & Rubber Company	43,880	1,179,056
The Yokohama Rubber Company, Ltd.	18,000	175,921
Toyoda Gosei Company, Ltd.	5,800	122,825
Toyota Boshoku Corp.	5,900	62,837
Toyota Industries Corp.	14,600	676,551
Valeo SA	5,875	821,810

		34,554,493
Automobiles - 1.3%
Astra International Tbk PT	695,308	417,427
Bayerische Motoren Werke AG	34,778	4,035,202
Brilliance China Automotive Holdings, Ltd.	264,000	401,909
Byd Company, Ltd., H Shares (I)	44,994	297,203
China Motor Corp.	46,000	42,368
Chongqing Changan Automobile
Company, Ltd., Class B	74,900	149,579
Daihatsu Motor Company, Ltd.	17,200	277,088
Daimler AG	101,050	9,400,374
Dongfeng Motor Group Company, Ltd.,
H Shares	236,780	321,316
Fiat SpA (I)	102,781	1,073,151

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Ford Motor Company	690,601	$10,628,349
Fuji Heavy Industries, Ltd.	52,700	1,430,519
Geely Automobile Holdings Company, Ltd.	460,000	174,178
General Motors Company	199,591	7,225,194
Great Wall Motor Company, Ltd., H Shares	90,250	413,299
Guangzhou Automobile Group Company, Ltd.,
H Shares	193,219	180,543
Harley-Davidson, Inc.	38,728	2,558,372
Honda Motor Company, Ltd.	145,700	5,244,189
Hyundai Motor Company	12,508	2,873,729
Isuzu Motors, Ltd.	107,000	654,222
Kia Motors Corp.	21,390	1,111,345
Mahindra & Mahindra, Ltd., ADR	1,434	22,370
Mahindra & Mahindra, Ltd., GDR	27,271	424,773
Mazda Motor Corp. (I)	242,000	1,168,862
Mitsubishi Motors Corp. (I)	39,100	433,981
Nissan Motor Company, Ltd.	223,200	1,992,201
Renault SA	14,842	1,468,984
Suzuki Motor Corp.	32,700	879,788
Tata Motors, Ltd., ADR (L)	13,836	482,600
Thor Industries, Inc.	11,979	670,944
Toyota Motor Corp.	246,800	14,204,100
UMW Holdings BHD	50,800	183,162
Volkswagen AG	3,119	794,777
Winnebago Industries, Inc. (I)	4,196	111,865
Yamaha Motor Company, Ltd.	25,100	364,555
Yulon Motor Company, Ltd.	70,000	119,702

		72,232,220
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,709	133,644
Genuine Parts Company	27,087	2,386,094
Imperial Holdings, Ltd.	4,258	66,832
Jardine Cycle and Carriage, Ltd.	7,254	224,816
LKQ Corp. (I)	80,458	2,243,974
Pool Corp.	6,891	402,848
VOXX International Corp. (I)	2,886	37,518

		5,495,726
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	2,626	93,013
Anhanguera Educacional Participacoes SA	14,800	82,917
Apollo Education Group, Inc. (I)	26,708	890,178
Ascent Capital Group, Inc., Class A (I)	2,161	158,682
Benesse Holdings, Inc.	6,400	241,055
Bridgepoint Education, Inc. (I)	2,327	44,888
Bright Horizons Family Solutions, Inc. (I)	1,698	67,020
Capella Education Company	1,639	108,961
Career Education Corp. (I)	8,290	61,263
Carriage Services, Inc.	2,320	47,398
Corinthian Colleges, Inc. (I)(L)	11,897	18,559
DeVry Education Group, Inc. (L)	15,255	640,863
Education Management Corp. (I)(L)	3,445	20,463
Estacio Participacoes SA	10,000	94,276
Grand Canyon Education, Inc. (I)	6,700	317,580
H&R Block, Inc.	47,537	1,504,071
Hillenbrand, Inc.	8,132	242,984
Houghton Mifflin Harcourt Company (I)	3,054	62,057
ITT Educational Services, Inc. (I)(L)	3,495	108,450
K12, Inc. (I)	4,063	91,946
Kroton Educacional SA	7,100	132,463
LifeLock, Inc. (I)(L)	8,918	177,557
Lincoln Educational Services Corp.	3,677	16,547
Matthews International Corp., Class A	11,352	465,773

The accompanying notes are an integral part of the financial statements.
171

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Regis Corp. (L)	7,154	$100,585
Service Corp. International	56,811	1,061,798
Sotheby’s	28,422	1,336,118
Steiner Leisure, Ltd. (I)	2,216	97,992
Strayer Education, Inc. (I)(L)	1,717	82,021
Universal Technical Institute, Inc.	3,748	50,710

		8,418,188
Hotels, Restaurants & Leisure - 1.5%
Accor SA	12,423	633,376
Bally Technologies, Inc. (I)(L)	10,440	707,310
Berjaya Sports Toto BHD	63,312	73,820
Biglari Holdings, Inc. (I)	220	98,778
BJ’s Restaurants, Inc. (I)	3,787	104,900
Bloomin’ Brands, Inc. (I)	8,197	206,073
Bob Evans Farms, Inc. (L)	11,214	580,212
Boyd Gaming Corp. (I)	10,308	119,779
Bravo Brio Restaurant Group, Inc. (I)	3,535	54,757
Brinker International, Inc.	17,928	986,040
Buffalo Wild Wings, Inc. (I)	2,753	399,185
Caesars Entertainment Corp. (I)	5,908	153,372
Carnival Corp.	76,724	3,042,874
Carnival PLC	16,253	668,382
Carrols Restaurant Group, Inc. (I)	4,197	29,799
Chipotle Mexican Grill, Inc. (I)	5,409	3,057,221
Churchill Downs, Inc.	2,065	192,045
Chuy’s Holdings, Inc. (I)	2,505	99,724
Clubcorp Holdings, Inc.	3,177	55,343
Compass Group PLC	160,100	2,530,563
Cracker Barrel Old Country Store, Inc.	2,886	287,013
Crown Resorts, Ltd.	21,807	337,277
Darden Restaurants, Inc.	22,663	1,157,173
Del Frisco’s Restaurant Group, Inc. (I)	1,730	45,049
Denny’s Corp. (I)	14,452	98,274
Diamond Resorts International, Inc. (I)	2,669	48,549
DineEquity, Inc.	2,466	206,528
Domino’s Pizza, Inc.	14,929	1,180,287
Echo Entertainment Group, Ltd.	41,099	98,049
Fiesta Restaurant Group, Inc. (I)	3,319	166,713
Flight Centre Travel Group, Ltd.	2,900	134,790
Formosa International Hotels Corp.	3,410	38,328
Galaxy Entertainment Group, Ltd. (I)	227,000	2,284,878
Genting BHD	482,460	987,007
Genting Singapore PLC	442,400	469,584
InterContinental Hotels Group PLC	23,258	756,442
International Game Technology	43,563	657,366
International Speedway Corp., Class A	11,633	392,381
Interval Leisure Group, Inc.	5,896	160,312
Isle of Capri Casinos, Inc. (I)	3,568	32,112
Jack in the Box, Inc. (I)	6,576	377,791
Jamba, Inc. (I)	2,780	35,111
Kangwon Land, Inc.	7,820	233,951
Krispy Kreme Doughnuts, Inc. (I)(L)	9,736	185,179
Life Time Fitness, Inc. (I)(L)	16,914	798,341
Luby’s, Inc. (I)(L)	3,537	22,460
Marriott International, Inc., Class A	39,360	2,134,493
Marriott Vacations Worldwide Corp. (I)	4,221	221,349
McDonald’s Corp.	174,423	16,596,348
McDonald’s Holdings Company Japan, Ltd.	5,900	157,690
MGM China Holdings, Ltd.	103,600	443,520
Monarch Casino & Resort, Inc. (I)	1,608	30,311
Morgans Hotel Group Company (I)	5,115	40,920
Multimedia Games Holding Company, Inc. (I)	4,314	142,470
Noodles & Company (I)(L)	952	37,899

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Orient-Express Hotels, Ltd., Class A (I)	13,914	$214,276
Oriental Land Company, Ltd.	4,500	676,049
Panera Bread Company, Class A (I)	7,159	1,298,070
Papa John’s International, Inc.	4,737	241,113
Pinnacle Entertainment, Inc. (I)	8,580	208,494
Popeyes Louisiana Kitchen, Inc. (I)	3,565	142,814
Potbelly Corp. (I)(L)	1,397	29,910
Red Robin Gourmet Burgers, Inc. (I)	2,103	163,887
Ruby Tuesday, Inc. (I)	9,510	58,296
Ruth’s Hospitality Group, Inc.	5,274	65,187
Sands China, Ltd.	260,052	2,185,390
Scientific Games Corp., Class A (I)	20,283	271,792
Shangri-La Asia, Ltd.	166,500	278,241
SJM Holdings, Ltd.	209,384	676,349
Sodexo	7,320	779,701
Sonic Corp. (I)	8,379	170,764
Speedway Motorsports, Inc.	1,934	38,332
Starbucks Corp.	131,971	9,364,662
Starwood Hotels & Resorts Worldwide, Inc.	33,577	2,768,759
Tabcorp Holdings, Ltd.	38,490	122,063
Tatts Group, Ltd.	72,961	190,568
Texas Roadhouse, Inc.	9,278	245,403
The Cheesecake Factory, Inc.	20,724	984,804
The Marcus Corp.	3,233	45,618
The Wendy’s Company (L)	75,654	724,765
Town Sports International Holdings, Inc.	4,175	37,909
TUI Travel PLC	39,773	297,618
Vail Resorts, Inc.	5,285	371,641
Whitbread PLC	15,960	1,197,794
William Hill PLC	77,377	514,393
Wyndham Worldwide Corp.	22,819	1,663,049
Wynn Macau, Ltd.	167,950	808,550
Wynn Resorts, Ltd.	14,155	3,432,446
Yum! Brands, Inc.	78,089	5,784,833

		80,843,038
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,743	26,110
Beazer Homes USA, Inc. (I)(L)	3,796	88,029
Blyth, Inc. (L)	1,456	14,240
Casio Computer Company, Ltd.	19,600	222,154
Cavco Industries, Inc. (I)	1,031	80,882
Coway Company, Ltd.	4,380	280,738
CSS Industries, Inc.	1,519	41,013
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,000	61,347
D.R. Horton, Inc.	50,377	1,237,259
Electrolux AB	12,990	307,597
Ethan Allen Interiors, Inc. (L)	3,776	94,891
Garmin, Ltd. (L)	21,862	1,173,115
Haier Electronics Group Company, Ltd.	67,000	198,955
Harman International Industries, Inc.	11,986	1,255,294
Helen of Troy, Ltd. (I)	4,662	304,475
Hooker Furniture Corp.	2,153	32,510
Hovnanian Enterprises, Inc., Class A (I)(L)	16,945	102,856
Husqvarna AB, B Shares	22,228	150,114
Iida Group Holdings Company, Ltd. (I)	11,800	179,485
iRobot Corp. (I)(L)	4,218	176,819
Jarden Corp. (I)	32,012	1,967,778
KB Home (L)	34,507	703,943
La-Z-Boy, Inc.	7,749	197,909
Leggett & Platt, Inc. (L)	25,015	801,731
Lennar Corp., Class A	29,662	1,301,569
LG Electronics, Inc.	8,632	493,121

The accompanying notes are an integral part of the financial statements.
172

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
LGI Homes, Inc. (I)	1,712	$29,104
Libbey, Inc. (I)	3,272	76,205
Lifetime Brands, Inc.	1,843	30,852
M/I Homes, Inc. (I)	3,675	91,508
MDC Holdings, Inc.	16,247	506,744
Meritage Homes Corp. (I)	5,718	275,665
Mohawk Industries, Inc. (I)	10,669	1,509,984
MRV Engenharia e Participacoes SA	12,700	44,036
NACCO Industries, Inc., Class A	788	46,200
Newell Rubbermaid, Inc.	50,352	1,616,803
Nikon Corp.	30,600	561,739
NVR, Inc. (I)	1,120	1,335,040
Panasonic Corp.	198,100	2,481,274
Persimmon PLC (I)	26,952	652,054
PIK Group, GDR (I)	6,700	14,532
PulteGroup, Inc.	61,147	1,283,476
Rinnai Corp.	3,000	252,515
Sekisui Chemical Company, Ltd.	38,000	434,237
Sekisui House, Ltd.	48,700	611,950
Sharp Corp. (I)	129,000	419,252
Skullcandy, Inc. (I)	3,393	28,535
Sony Corp.	90,900	1,589,583
Standard Pacific Corp. (I)	21,862	199,163
Steinhoff International Holdings, Ltd.	29,486	141,921
Tempur Sealy International, Inc. (I)	16,217	841,176
The Ryland Group, Inc. (L)	6,791	316,393
Toll Brothers, Inc. (I)	42,524	1,658,861
TRI Pointe Homes, Inc. (I)(L)	2,198	40,048
Tupperware Brands Corp.	13,560	1,065,816
Universal Electronics, Inc. (I)	2,294	95,866
Whirlpool Corp.	13,761	1,990,253
William Lyon Homes, Class A (I)	2,111	65,293
ZAGG, Inc. (I)(L)	4,712	20,403

		31,820,415
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc., Class A (I)	4,498	23,659
Amazon.com, Inc. (I)	64,977	23,528,172
Blue Nile, Inc. (I)	1,895	66,685
Expedia, Inc.	18,059	1,418,173
FTD Companies, Inc. (I)	2,796	86,844
HSN, Inc.	13,876	795,789
Netflix, Inc. (I)	10,372	4,622,074
Nutrisystem, Inc.	4,359	64,164
Orbitz Worldwide, Inc. (I)	3,336	32,226
Overstock.com, Inc. (I)(L)	1,717	33,773
PetMed Express, Inc.	2,965	40,917
Rakuten, Inc.	65,300	938,734
RetailMeNot, Inc. (I)	1,416	59,146
Shutterfly, Inc. (I)	5,617	306,464
The Priceline Group, Inc. (I)	9,014	12,158,444
TripAdvisor, Inc. (I)	19,287	1,933,329
ValueVision Media, Inc., Class A (I)	5,849	32,696
Vitacost.com, Inc. (I)	4,036	30,068

		46,171,357
Leisure Products - 0.2%
Arctic Cat, Inc.	2,012	94,202
Black Diamond, Inc. (I)(L)	3,699	39,135
Brunswick Corp.	37,656	1,686,612
Callaway Golf Company	10,821	91,113
Giant Manufacturing Company, Ltd.	25,000	170,862
Hasbro, Inc.	20,400	1,125,264
LeapFrog Enterprises, Inc. (L)(I)	9,889	71,992

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Products (continued)
Mattel, Inc.	59,254	$2,210,767
Merida Industry Company, Ltd.	18,000	121,120
Namco Bandai Holdings, Inc.	15,600	349,870
Nautilus, Inc. (I)	5,024	42,151
Polaris Industries, Inc.	17,239	2,310,543
Sankyo Company, Ltd.	4,800	199,599
Sega Sammy Holdings, Inc.	16,700	391,569
Shimano, Inc.	7,100	643,538
Smith & Wesson Holding Corp. (I)(L)	8,426	96,899
Sturm Ruger & Company, Inc. (L)	2,845	181,340
Yamaha Corp.	13,800	189,481

		10,016,057
Media - 2.6%
AH Belo Corp., Class A	3,640	40,186
AMC Networks, Inc., Class A (I)	15,890	1,207,958
Astro Malaysia Holdings BHD	150,600	145,334
Axel Springer AG	4,083	288,079
British Sky Broadcasting Group PLC	91,638	1,441,444
Cablevision Systems Corp., Class A (L)	37,061	652,274
Carmike Cinemas, Inc. (I)	3,479	103,500
CBS Corp., Class B	97,806	6,560,826
Central European Media
Enterprises, Ltd., Class A (I)(L)	11,922	56,510
Cheil Worldwide, Inc. (I)	7,480	171,540
Cinemark Holdings, Inc.	27,731	815,846
Comcast Corp., Class A	456,676	23,605,582
Cumulus Media, Inc., Class A (I)	13,047	85,588
Dentsu, Inc.	19,400	731,608
Dex Media, Inc. (L)(I)	2,540	18,517
DIRECTV (I)	85,625	6,644,500
Discovery Communications, Inc., Class A (I)	39,532	3,293,806
DreamWorks Animation
SKG, Inc., Class A (I)	19,017	568,798
Entercom Communications Corp., Class A (I)	4,118	40,727
Entravision Communications Corp., Class A	8,659	57,409
Eutelsat Communications	11,168	363,923
Gannett Company, Inc.	39,542	1,176,375
Global Mediacom Tbk PT	219,100	41,345
Graham Holdings Company, Class B	773	555,555
Gray Television, Inc. (I)	7,515	88,301
Grupo Televisa SAB	227,700	1,336,589
Hakuhodo DY Holdings, Inc.	20,300	151,981
Harte-Hanks, Inc.	6,801	54,340
ITV PLC	330,657	1,117,506
JCDecaux SA	5,075	223,822
John Wiley & Sons, Inc., Class A	12,366	717,599
Journal Communications, Inc., Class A (I)	6,910	63,365
Kabel Deutschland Holding AG	2,282	324,235
Lagardere SCA	8,494	340,658
Lamar Advertising Company, Class A (I)	17,483	937,264
Live Nation Entertainment, Inc. (I)	20,630	468,095
Loral Space & Communications, Inc. (I)	1,923	151,955
MDC Partners, Inc., Class A	5,574	125,359
Media General, Inc. (I)(L)	2,823	53,552
Media Nusantara Citra Tbk PT	139,500	30,589
Meredith Corp. (L)	15,227	712,624
Naspers, Ltd.	9,053	1,087,487
National CineMedia, Inc.	8,862	136,120
News Corp., Class A (I)	87,595	1,605,616
Nexstar Broadcasting Group, Inc., Class A	4,353	185,786
Omnicom Group, Inc.	45,114	3,414,228
Pearson PLC	72,493	1,227,662
ProSiebenSat.1 Media AG	19,520	929,180

The accompanying notes are an integral part of the financial statements.
173

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Publicis Groupe SA	13,983	$1,327,060
REA Group, Ltd.	2,756	122,011
ReachLocal, Inc. (I)(L)	1,878	19,869
Reed Elsevier NV	48,358	1,058,307
Reed Elsevier PLC	104,263	1,598,485
Rentrak Corp. (I)	1,530	98,088
RTLGroup SA	3,994	515,127
Saga Communications, Inc., Class A	758	37,074
Scholastic Corp. (L)	3,965	139,885
Scripps Networks Interactive, Inc., Class A	19,346	1,571,669
SES SA	23,576	821,086
SFX Entertainment, Inc. (I)	3,090	26,543
Sinclair Broadcast Group, Inc., Class A (L)	10,107	299,369
Singapore Press Holdings, Ltd.	118,000	386,682
Sizmek, Inc. (I)	3,763	46,624
Sky Deutschland AG (I)	46,608	487,220
Surya Citra Media Tbk PT	158,000	38,256
Telenet Group Holding NV	6,748	430,842
The EW Scripps Company, Class A (I)	4,734	92,881
The Interpublic Group of Companies, Inc.	72,277	1,280,748
The McClatchy Company, Class A (I)(L)	9,122	48,438
The New York Times Company, Class A (L)	52,860	867,961
The Walt Disney Company	286,388	23,143,014
Time Warner Cable, Inc.	49,397	6,932,869
Time Warner, Inc.	158,527	10,641,918
Toho Company, Ltd.	9,900	192,039
Twenty-First Century Fox, Inc., Class A	343,889	11,534,037
Viacom, Inc., Class B	71,119	6,239,270
Wolters Kluwer NV	21,045	606,311
World Wrestling Entertainment, Inc., Class A	4,271	97,891
WPP PLC	118,220	2,589,289

		137,442,006
Multiline Retail - 0.5%
Big Lots, Inc. (I)	15,565	459,946
Burlington Stores, Inc. (I)	2,317	63,138
Dollar General Corp. (I)	51,842	3,105,336
Dollar Tree, Inc. (I)	36,469	1,997,407
Don Quijote Company, Ltd.	4,800	261,452
El Puerto de Liverpool SAB de CV	15,900	165,550
Family Dollar Stores, Inc.	16,861	1,104,396
Far Eastern Department Stores Company, Ltd.	88,224	80,673
Fred’s, Inc., Class A	5,554	110,691
Golden Eagle Retail Group, Ltd.	56,000	87,374
Harvey Norman Holding, Ltd.	28,238	81,132
Hyundai Department Store Company, Ltd.	1,239	164,394
Intime Retail Group Company, Ltd.	88,000	89,900
Isetan Mitsukoshi Holdings, Ltd.	32,040	362,883
J Front Retailing Company, Ltd.	43,000	273,303
J.C. Penney Company, Inc. (I)(L)	81,524	593,495
Kohl’s Corp.	35,267	1,981,653
Lojas Americanas SA	3,800	20,119
Lojas Renner SA	4,700	115,924
Lotte Shopping Company, Ltd.	896	283,559
Macy’s, Inc.	64,570	3,736,020
Marks & Spencer Group PLC	143,149	1,205,019
Marui Group Company, Ltd.	20,000	165,203
Matahari Department Store Tbk PT (I)	46,000	55,636
Next PLC	13,935	1,570,888
Nordstrom, Inc.	25,193	1,548,866
Parkson Holdings BHD	50,999	42,985
Shinsegae Company, Ltd.	536	113,347
Takashimaya Company, Ltd.	24,000	208,997
Target Corp.	110,943	6,938,375

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
The Bon-Ton Stores, Inc. (L)	2,083	$22,621
Tuesday Morning Corp. (I)	6,418	100,378
Woolworths Holdings, Ltd.	17,472	103,414

		27,214,074
Specialty Retail - 1.8%
Aaron’s, Inc.	20,425	627,660
ABC-Mart, Inc.	2,500	99,246
Abercrombie & Fitch Company, Class A (L)	20,437	809,918
Advance Auto Parts, Inc.	19,493	2,482,628
Aeropostale, Inc. (I)	11,966	87,830
America’s Car-Mart, Inc. (I)	1,211	43,887
American Eagle Outfitters, Inc.	45,529	661,536
ANN, Inc. (I)	19,264	686,762
Asbury Automotive Group, Inc. (I)	4,620	234,881
Ascena Retail Group, Inc. (I)	34,444	629,981
AutoNation, Inc. (I)	11,513	606,044
AutoZone, Inc. (I)	5,962	3,210,179
Barnes & Noble, Inc. (I)(L)	6,040	115,726
bebe stores, Inc.	5,093	30,915
Bed Bath & Beyond, Inc. (I)	37,606	2,550,439
Belle International Holdings, Ltd.	404,888	499,315
Best Buy Company, Inc.	47,917	1,276,030
Big 5 Sporting Goods Corp.	2,656	40,318
Brown Shoe Company, Inc.	6,371	156,599
Cabela’s, Inc. (I)(L)	12,440	825,021
CarMax, Inc. (I)	39,135	1,895,308
Chico’s FAS, Inc.	42,477	702,145
Christopher & Banks Corp. (I)	5,465	36,397
Cia Hering	5,300	56,343
Citi Trends, Inc. (I)	2,665	43,706
Conn’s, Inc. (I)(L)	3,310	118,498
CST Brands, Inc.	20,231	658,114
Destination Maternity Corp.	2,202	62,184
Destination XL Group, Inc. (I)	6,236	35,545
Dick’s Sporting Goods, Inc.	27,269	1,463,527
Express, Inc. (I)	12,680	231,917
Fast Retailing Company, Ltd.	4,700	1,627,097
Five Below, Inc. (I)(L)	4,851	186,958
Foot Locker, Inc.	39,751	1,658,014
Francesca’s Holdings Corp. (I)(L)	6,656	130,258
GameStop Corp., Class A (L)	20,245	755,341
Genesco, Inc. (I)	3,557	264,107
GOME Electrical Appliances Holdings, Ltd.	884,695	148,481
Group 1 Automotive, Inc.	3,208	214,166
Guess?, Inc. (L)	15,896	482,285
Haverty Furniture Companies, Inc.	2,979	86,838
Hennes & Mauritz AB, B Shares	51,219	2,306,418
Hibbett Sports, Inc. (I)(L)	3,846	220,491
Hotai Motor Company, Ltd.	22,000	270,328
Inditex SA	18,166	2,608,535
Jos A. Bank Clothiers, Inc. (I)(L)	4,136	256,763
Kingfisher PLC	210,190	1,385,440
Kirkland’s, Inc. (I)	2,059	36,403
L Brands, Inc.	42,711	2,405,911
Lithia Motors, Inc., Class A	3,277	207,827
Lowe’s Companies, Inc.	183,276	9,169,298
Lumber Liquidators Holdings, Inc. (I)	4,044	433,840
MarineMax, Inc. (I)	3,917	56,405
Mattress Firm Holding Corp. (I)(L)	2,011	87,659
Monro Muffler Brake, Inc. (L)	4,597	274,303
Mr. Price Group, Ltd.	5,364	74,350
Murphy USA, Inc. (I)	11,882	481,934
New York & Company, Inc. (I)	4,411	19,541

The accompanying notes are an integral part of the financial statements.
174

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Nitori Holdings Company, Ltd.	6,000	$271,789
O’Reilly Automotive, Inc. (I)	18,816	2,838,394
Office Depot, Inc. (I)	198,633	979,261
Outerwall, Inc. (I)(L)	4,144	293,105
Pacific Sunwear of California, Inc. (I)	7,091	20,280
Penske Automotive Group, Inc.	6,216	269,091
PetSmart, Inc.	18,171	1,218,547
Pier 1 Imports, Inc.	13,996	264,804
RadioShack Corp. (I)(L)	16,016	42,923
Rent-A-Center, Inc. (L)	22,296	560,521
Restoration Hardware Holdings, Inc. (I)	2,589	175,327
Ross Stores, Inc.	37,814	2,752,859
Sanrio Company, Ltd.	4,400	168,414
Sears Hometown and Outlet Stores, Inc. (I)	1,412	32,702
Select Comfort Corp. (I)	8,299	149,880
Shimamura Company, Ltd.	2,000	181,160
Shoe Carnival, Inc.	2,409	62,249
Signet Jewelers, Ltd.	21,451	2,049,643
Sonic Automotive, Inc., Class A	5,808	137,998
Stage Stores, Inc. (L)	4,916	97,337
Staples, Inc.	115,763	1,573,219
Stein Mart, Inc.	4,320	58,709
The Buckle, Inc. (L)	4,130	187,378
The Cato Corp., Class A	4,142	116,266
The Children’s Place Retail Stores, Inc. (I)	3,451	186,941
The Container Store Group, Inc. (I)(L)	2,126	76,132
The Finish Line, Inc., Class A	7,341	198,354
The Foschini Group, Ltd.	5,093	42,215
The Gap, Inc.	46,406	2,030,263
The Home Depot, Inc.	246,780	20,243,363
The Men’s Wearhouse, Inc.	6,990	375,992
The Pep Boys - Manny, Moe & Jack (I)	7,975	100,405
The TJX Companies, Inc.	124,609	7,658,469
The Wet Seal, Inc., Class A (I)	13,119	24,926
Tiffany & Company	19,302	1,799,912
Tile Shop Holdings, Inc. (I)	2,887	44,518
Tractor Supply Company	25,188	1,777,265
Truworths International, Ltd.	9,746	62,068
Urban Outfitters, Inc. (I)	19,379	725,550
USS Company, Ltd.	20,100	271,630
Vitamin Shoppe, Inc. (I)	4,490	210,087
West Marine, Inc. (I)	2,947	36,779
Williams-Sonoma, Inc.	23,840	1,388,442
Winmark Corp.	370	29,245
Yamada Denki Company, Ltd.	82,600	274,281
Zale Corp. (I)	4,856	105,521
Zhongsheng Group Holdings, Ltd.	50,000	72,395
Zumiez, Inc. (I)	3,302	78,456

		99,142,655
Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	21,960	2,553,306
ANTA Sports Products, Ltd.	76,000	117,693
Asics Corp.	14,000	274,199
Burberry Group PLC	39,235	1,010,899
Carter’s, Inc.	14,591	1,099,140
Christian Dior SA	4,231	833,169
Cie Financiere Richemont SA	45,434	4,513,653
Coach, Inc.	49,211	2,401,989
Columbia Sportswear Company	1,886	156,708
Crocs, Inc. (I)	13,051	198,767
Culp, Inc.	1,606	30,964
Deckers Outdoor Corp. (I)(L)	9,259	688,407
Eclat Textile Company, Ltd.	14,000	179,016

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Formosa Taffeta Company, Ltd.	67,000	$72,538
Fossil Group, Inc. (I)	8,583	986,273
G-III Apparel Group, Ltd. (I)	2,488	172,891
Hanesbrands, Inc.	26,523	1,943,605
Hugo Boss AG	3,370	448,309
Iconix Brand Group, Inc. (I)(L)	7,613	306,347
Kate Spade & Company (I)	17,656	604,188
Kering	5,843	1,193,984
Li & Fung, Ltd.	629,200	823,635
Luxottica Group SpA	19,599	1,088,165
LVMH Moet Hennessy Louis Vuitton SA	19,596	3,623,519
Michael Kors Holdings, Ltd. (I)	31,434	3,081,475
Movado Group, Inc.	2,678	105,433
NIKE, Inc., Class B	130,944	10,252,915
Oxford Industries, Inc. (L)	2,001	156,598
Perry Ellis International, Inc. (I)	1,875	26,156
Pou Chen Corp.	183,000	245,589
PVH Corp.	14,290	1,806,685
Quiksilver, Inc. (I)	19,726	153,863
Ralph Lauren Corp.	10,438	1,681,353
RG Barry Corp.	1,969	36,466
Ruentex Industries, Ltd.	45,000	106,514
Shenzhou International Group Holdings, Ltd.	49,000	171,650
Skechers U.S.A., Inc., Class A (I)	5,717	192,834
Steven Madden, Ltd. (I)	8,896	324,259
The Jones Group, Inc.	11,888	177,607
The Swatch Group AG (Swiss Exchange)	3,829	449,365
The Swatch Group AG, Bearer Shares	2,676	1,782,108
Tumi Holdings, Inc. (I)	7,150	158,444
Under Armour, Inc., Class A (I)(L)	21,485	2,431,028
Unifi, Inc. (I)	2,337	57,817
Vera Bradley, Inc. (I)(L)	3,320	87,980
VF Corp.	61,816	3,621,799
Vince Holding Corp. (I)	1,741	47,007
Wolverine World Wide, Inc.	14,783	389,680
Yue Yuen Industrial Holdings, Ltd.	78,500	239,569

		53,105,558

		606,455,787
Consumer Staples - 8.2%
Beverages - 1.8%
AMBEV SA	176,200	1,270,138
Anheuser-Busch InBev NV	105,838	11,070,026
Arca Continental SAB de CV	27,300	143,039
Asahi Group Holdings, Ltd.	34,700	975,644
Beam, Inc.	28,537	2,367,430
Brown-Forman Corp., Class B (L)	28,288	2,370,534
Carlsberg A/S, Class B	17,033	1,794,467
Coca-Cola Amatil, Ltd.	31,227	315,247
Coca-Cola Bottling Company Consolidated	759	57,411
Coca-Cola Enterprises, Inc.	42,320	1,992,426
Coca-Cola Femsa SAB de CV, Series L	37,500	360,811
Coca-Cola HBC AG (I)	17,817	442,256
Coca-Cola West Company, Ltd.	5,500	102,098
Constellation Brands, Inc., Class A (I)	29,322	2,375,962
Craft Brew Alliance, Inc. (I)	1,758	28,708
Diageo PLC	222,370	6,982,867
Dr. Pepper Snapple Group, Inc.	35,126	1,830,416
Fomento Economico Mexicano SAB de CV	172,000	1,473,980
Grupo Modelo SAB de CV	1,000	9,437
Heineken Holding NV	7,083	457,682
Heineken NV	16,040	1,083,083
Hite Jinro Company, Ltd.	2,330	51,351

The accompanying notes are an integral part of the financial statements.
175

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Kirin Holdings Company, Ltd.	78,000	$1,064,713
Molson Coors Brewing Company, Class B	27,834	1,581,806
Monster Beverage Corp. (I)	23,698	1,753,652
National Beverage Corp. (I)	1,669	35,116
PepsiCo, Inc.	268,720	21,516,410
Pernod Ricard SA	16,390	1,923,161
Remy Cointreau SA	1,936	164,004
SABMiller PLC	85,187	4,171,736
Suntory Beverage & Food, Ltd. (I)	11,100	391,682
The Boston Beer
Company, Inc., Class A (I)(L)	1,208	285,994
The Coca-Cola Company	665,450	25,420,190
Treasury Wine Estates, Ltd.	33,991	117,987
Tsingtao Brewery Company, Ltd., H Shares	32,000	239,702
Yantai Changyu Pioneer Wine
Company, Ltd., Class B	19,100	46,045

		96,267,211
Food & Staples Retailing - 1.8%
Aeon Company, Ltd.	54,600	669,071
Carrefour SA	47,496	1,747,366
Casey’s General Stores, Inc.	5,627	385,393
Casino Guichard Perrachon SA	4,309	488,115
China Resources Enterprises, Ltd.	104,855	295,005
Colruyt SA	10,010	554,492
Controladora Comercial Mexicana SAB de CV	33,800	134,836
Costco Wholesale Corp.	76,545	8,940,456
CVS Caremark Corp.	208,571	15,254,883
Delhaize Group SA	13,455	966,136
Distribuidora Internacional
de Alimentacion SA	50,946	436,365
E-Mart Company, Ltd.	1,697	404,059
Fairway Group Holdings Corp. (L)(I)	2,309	18,010
FamilyMart Company, Ltd.	5,300	236,538
Grupo Comercial Chedraui SA de CV	28,400	83,054
Ingles Markets, Inc., Class A	2,087	49,003
J Sainsbury PLC	109,488	627,655
Jeronimo Martins SGPS SA	34,966	592,828
Kesko OYJ, B Shares	6	268
Koninklijke Ahold NV	70,181	1,308,224
Lawson, Inc.	5,900	410,237
Magnit OJSC, GDR	13,738	767,508
Massmart Holdings, Ltd.	2,908	32,781
Metcash, Ltd.	45,948	127,149
Metro AG (I)	13,668	565,333
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,337	54,469
Olam International, Ltd.	101,789	142,710
Pick’n Pay Stores, Ltd.	6,368	26,694
President Chain Store Corp. (I)	51,000	317,025
Pricesmart, Inc. (L)	2,787	283,522
Raia Drogasil SA	8,100	57,183
Rite Aid Corp. (I)	107,758	710,125
Roundy’s, Inc.	4,196	25,763
Safeway, Inc.	43,227	1,618,851
Seven & I Holdings Company, Ltd.	67,200	2,526,793
Shoprite Holdings, Ltd.	9,828	128,415
Spartan Stores, Inc.	5,450	123,116
Sun Art Retail Group, Ltd.	208,500	236,992
SUPERVALU, Inc. (I)(L)	82,904	536,389
Susser Holdings Corp. (I)(L)	2,664	161,385
Sysco Corp. (L)	101,873	3,669,465
Tesco PLC	715,838	3,941,854
The Andersons, Inc.	4,149	227,531

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Chefs’ Warehouse, Inc. (I)	2,541	$59,078
The Kroger Company	91,504	3,837,678
The Pantry, Inc. (I)	3,862	58,239
The SPAR Group, Ltd.	3,395	35,734
United Natural Foods, Inc. (I)	20,514	1,484,803
Village Super Market, Inc., Class A	1,203	32,974
Wal-Mart de Mexico SAB de CV	469,000	990,291
Wal-Mart Stores, Inc.	283,477	21,175,732
Walgreen Company	152,577	10,367,607
Weis Markets, Inc.	1,653	83,377
Wesfarmers, Ltd. (I)	53,372	2,049,444
Whole Foods Market, Inc.	65,174	3,522,655
WM Morrison Supermarkets PLC	196,528	773,342
Woolworths, Ltd.	66,964	2,158,417
Wumart Stores, Inc., H Shares	43,000	51,067

		96,563,485
Food Products - 2.0%
Ajinomoto Company, Inc.	54,000	838,343
Annie’s, Inc. (I)(L)	2,050	76,834
Archer-Daniels-Midland Company	115,376	4,684,266
Aryzta AG (I)	7,663	639,030
Associated British Foods PLC	31,536	1,581,962
Astra Agro Lestari Tbk PT	12,220	26,890
B&G Foods, Inc.	7,816	234,167
Barry Callebaut AG (I)	191	238,101
Biostime International Holdings, Ltd.	16,000	142,829
Boulder Brands, Inc. (I)	8,894	133,766
BRF SA	24,500	448,736
Cal-Maine Foods, Inc.	2,239	117,704
Calavo Growers, Inc.	1,813	56,457
Calbee, Inc.	6,300	153,252
Campbell Soup Company (L)	31,386	1,359,328
Charoen Pokphand Indonesia Tbk PT	245,103	89,748
China Agri-Industries Holdings, Ltd.	184,784	79,426
China Foods, Ltd. (I)	6,800	2,466
China Mengniu Dairy Company, Ltd.	119,498	613,643
Chiquita Brands International, Inc. (I)	7,094	77,608
CJ CheilJedang Corp.	635	163,424
ConAgra Foods, Inc.	73,904	2,098,874
Danone SA	43,836	3,091,126
Darling International, Inc. (I)	23,335	470,900
DE Master Blenders 1753 NV (I)	715	12,336
Dean Foods Company (I)	25,325	374,557
Diamond Foods, Inc. (I)(L)	3,379	97,045
Felda Global Ventures Holdings BHD	123,300	173,172
Flowers Foods, Inc.	46,912	964,980
Fresh Del Monte Produce, Inc.	5,508	145,742
General Mills, Inc.	111,115	5,559,083
Genting Plantations BHD	21,600	69,291
Golden Agri-Resources, Ltd.	519,240	227,616
Grupo Bimbo SAB de CV, Series A	145,900	380,463
Hillshire Brands Company	32,864	1,234,043
Hormel Foods Corp.	23,641	1,121,765
Indofood CBP Sukses Makmur Tbk PT	44,500	42,939
Indofood Sukses Makmur Tbk PT	140,217	86,920
Ingredion, Inc.	20,526	1,351,432
Inventure Foods, Inc. (I)	2,496	34,669
IOI Corp. BHD	278,700	392,242
J&J Snack Foods Corp.	2,228	206,937
JBS SA	27,600	88,383
John B. Sanfilippo & Son, Inc.	1,630	39,528
Kellogg Company	45,024	2,732,507
Kerry Group PLC (London Exchange)	2,564	193,185

The accompanying notes are an integral part of the financial statements.
176

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Kerry Group PLC, Class A	9,448	$713,600
Keurig Green Mountain, Inc.	35,100	3,853,278
Kikkoman Corp.	14,000	272,956
Kraft Foods Group, Inc.	104,397	5,770,022
Kuala Lumpur Kepong BHD	46,200	338,346
Lancaster Colony Corp.	7,885	711,227
Limoneira Company	1,737	36,581
Lindt & Spruengli AG (I)	73	359,715
Lindt & Spruengli AG (I)	9	522,327
Lotte Confectionery Company, Ltd.	59	99,638
M Dias Branco SA	1,300	45,448
McCormick & Company, Inc.	23,238	1,543,003
Mead Johnson Nutrition Company	35,477	2,893,149
MEIJI Holdings Company, Ltd.	5,500	363,024
Mondelez International, Inc., Class A	307,321	10,458,134
Nestle SA	280,693	21,204,994
Nippon Meat Packers, Inc.	15,000	241,275
Nisshin Seifun Group, Inc.	18,200	196,487
Nissin Food Products Company, Ltd.	5,300	237,325
Omega Protein Corp. (I)	3,049	33,143
Orion Corp.	291	243,594
Pilgrim’s Pride Corp. (I)	8,900	156,017
Post Holdings, Inc. (I)	13,539	773,348
PPB Group BHD	45,700	222,347
Sanderson Farms, Inc.	3,399	261,179
Seaboard Corp.	40	101,401
Seneca Foods Corp., Class A (I)	1,490	45,117
Snyders-Lance, Inc.	7,078	191,743
Standard Foods Corp.	26,708	77,818
Suedzucker AG	8,361	232,315
Tate & Lyle PLC	41,631	446,936
The Hain Celestial Group, Inc. (I)(L)	17,938	1,601,863
The Hershey Company	26,301	2,783,172
The J.M. Smucker Company	18,412	1,841,384
The WhiteWave Foods Company, Class A (I)	46,423	1,313,771
Tiger Brands, Ltd.	3,742	84,897
Tingyi Cayman Islands Holding Corp.	170,000	476,057
Tootsie Roll Industries, Inc. (L)	8,595	250,125
Toyo Suisan Kaisha, Ltd.	8,000	269,363
TreeHouse Foods, Inc. (I)	5,330	379,816
Tyson Foods, Inc., Class A	47,606	1,878,057
Uni-President China Holdings, Ltd.	92,000	92,149
Uni-President Enterprises Corp.	389,312	651,092
Unilever NV	113,374	4,483,351
Unilever PLC	113,663	4,648,820
Want Want China Holdings, Ltd.	519,000	790,322
Wilmar International, Ltd.	139,000	378,819
Yakult Honsha Company, Ltd.	8,000	384,858
Yamazaki Baking Company, Ltd.	10,000	116,085

		108,017,203
Household Products - 1.3%
Central Garden & Pet Company, Class A (I)	6,163	45,360
Church & Dwight Company, Inc.	37,169	2,526,749
Colgate-Palmolive Company	154,033	9,677,893
Energizer Holdings, Inc.	16,666	1,622,268
Harbinger Group, Inc. (I)	4,953	56,217
Henkel AG & Company, KGaA	13,639	1,377,712
Kimberly-Clark Corp.	66,818	7,373,366
Kimberly-Clark de Mexico SAB de CV	137,400	332,601
LG Household & Health Care, Ltd.	761	326,237
Reckitt Benckiser Group PLC	57,277	4,711,839
Spectrum Brands Holdings, Inc.	3,133	244,405
Svenska Cellulosa AB, B Shares	31,643	959,731

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company	22,616	$1,973,924
The Procter & Gamble Company	476,365	37,470,871
Unicharm Corp.	10,200	579,842
Unilever Indonesia Tbk PT	52,045	128,606
WD-40 Company	2,307	168,203

		69,575,824
Personal Products - 0.2%
Amorepacific Corp.	261	287,260
AMOREPACIFIC Group	232	108,751
Avon Products, Inc.	75,741	1,171,713
Beiersdorf AG	10,582	1,079,567
Elizabeth Arden, Inc. (I)	3,864	118,122
Hengan International Group Company, Ltd.	64,500	700,542
Hypermarcas SA	13,100	81,349
Inter Parfums, Inc.	2,458	82,613
Kao Corp.	46,300	1,594,301
L’Oreal SA	18,667	3,162,484
Lifevantage Corp. (I)(L)	17,121	22,771
Medifast, Inc. (I)(L)	2,024	53,312
Natura Cosmeticos SA	6,500	95,838
Nature’s Sunshine Products, Inc. (L)	1,973	29,812
Nutraceutical International Corp. (I)	1,455	38,106
Revlon, Inc., Class A (I)	1,725	40,727
Shiseido Company, Ltd.	32,300	573,214
Star Scientific, Inc. (I)	24,062	21,413
Synutra International, Inc. (I)	2,933	21,470
The Estee Lauder Companies, Inc., Class A	44,864	3,088,438
The Female Health Company	4,142	28,621
USANA Health Sciences, Inc. (I)(L)	892	65,268

		12,465,692
Tobacco - 1.1%
Alliance One International, Inc. (I)	13,340	35,885
Altria Group, Inc.	350,553	12,711,052
British American Tobacco Malaysia BHD	12,398	227,171
British American Tobacco PLC	168,530	9,186,806
Gudang Garam Tbk PT	14,582	60,074
Imperial Tobacco Group PLC	85,858	3,502,116
Japan Tobacco, Inc.	98,200	3,127,643
KT&G Corp.	8,918	653,200
Lorillard, Inc.	64,341	3,156,569
Philip Morris International, Inc.	280,770	22,717,101
Reynolds American, Inc.	55,010	2,796,158
Souza Cruz SA	14,400	124,994
Swedish Match AB	10,912	345,221
Universal Corp. (L)	9,700	559,205
Vector Group, Ltd. (L)	9,263	180,906

		59,384,101

		442,273,516
Energy - 7.9%
Energy Equipment & Services - 1.4%
AMEC PLC	26,581	499,202
Atwood Oceanics, Inc. (I)	15,442	731,796
Baker Hughes, Inc.	77,883	4,928,436
Basic Energy Services, Inc. (I)(L)	4,443	105,966
Bolt Technology Corp.	1,637	32,920
Bristow Group, Inc.	5,277	409,495
Bumi Armada BHD	98,500	117,358
C&J Energy Services, Inc. (I)(L)	6,685	172,807
Cal Dive International, Inc. (I)(L)	14,790	26,178
Cameron International Corp. (I)	41,657	2,668,547
CARBO Ceramics, Inc. (L)	8,205	1,017,830

The accompanying notes are an integral part of the financial statements.
177

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
CGG SA (I)	12,096	$184,702
China Oilfield Services, Ltd., H Shares	158,000	429,315
Dawson Geophysical Company (I)	1,380	39,606
Diamond Offshore Drilling, Inc. (L)	12,289	581,270
Dresser-Rand Group, Inc. (I)	20,430	1,109,962
Dril-Quip, Inc. (I)	10,894	1,171,759
Ensco PLC, Class A	40,688	2,142,630
Era Group, Inc. (I)	3,100	87,575
Exterran Holdings, Inc. (I)	8,444	345,951
FMC Technologies, Inc. (I)	41,617	2,090,838
Forum Energy Technologies, Inc. (I)	5,766	149,339
Fugro NV	4,776	276,950
Geospace Technologies Corp. (I)(L)	1,925	147,782
Gulf Island Fabrication, Inc.	2,155	45,190
Gulfmark Offshore, Inc., Class A	3,955	187,625
Halliburton Company	148,630	8,471,910
Helix Energy Solutions Group, Inc. (I)	41,875	989,925
Helmerich & Payne, Inc. (L)	18,935	1,869,831
Hercules Offshore, Inc. (I)	23,727	112,941
Hornbeck Offshore Services, Inc. (I)	5,269	225,302
ION Geophysical Corp. (I)	20,178	82,124
Key Energy Services, Inc. (I)	22,622	204,503
Matrix Service Company (I)	3,936	127,408
Mitcham Industries, Inc. (I)	1,977	28,449
Nabors Industries, Ltd.	44,640	1,027,613
National Oilwell Varco, Inc.	75,089	5,784,857
Natural Gas Services Group, Inc. (I)	1,857	60,353
Newpark Resources, Inc. (I)	12,694	141,157
Noble Corp. PLC	44,242	1,373,714
Nuverra Environmental Solutions, Inc. (I)(L)	2,283	38,811
Oceaneering International, Inc.	28,960	2,072,957
Oil States International, Inc. (I)	14,763	1,401,304
Parker Drilling Company (I)	17,633	142,298
Patterson-UTI Energy, Inc.	38,607	1,123,850
Petrofac, Ltd.	23,144	529,853
PHI, Inc. (I)	1,851	74,410
Pioneer Energy Services Corp. (I)	9,423	107,422
RigNet, Inc. (I)	1,760	84,163
Rowan Companies PLC, Class A (I)	22,022	734,654
Saipem SpA	31,078	730,113
Sapurakencana Petroleum BHD (I)	345,189	467,470
Schlumberger, Ltd.	230,770	21,461,610
SEACOR Holdings, Inc. (I)	2,940	260,072
Superior Energy Services, Inc.	42,748	1,264,913
Technip SA	7,904	773,795
Tenaris SA	55,421	1,157,331
Tesco Corp. (I)	4,482	85,024
TETRA Technologies, Inc. (I)	11,628	139,536
Tidewater, Inc.	13,278	646,904
TMK OAO, GDR	1,091	11,195
Transocean, Ltd. (L)	59,342	2,516,101
Transocean, Ltd.	31,372	1,322,545
Unit Corp. (I)	11,660	715,924
Vantage Drilling Company (I)(L)	31,466	55,066
Willbros Group, Inc. (I)	6,214	61,394
WorleyParsons, Ltd.	10,770	162,177

		78,342,008
Oil, Gas & Consumable Fuels - 6.5%
Abraxas Petroleum Corp. (I)	12,699	42,796
Adaro Energy Tbk PT	431,545	37,124
Alon USA Energy, Inc. (L)	3,539	47,387
Alpha Natural Resources, Inc. (I)(L)	91,888	493,439
Amyris, Inc. (I)	4,511	20,615

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.	88,327	$7,433,600
Apache Corp.	69,955	5,546,732
Apco Oil and Gas International, Inc. (I)	1,741	24,879
Approach Resources, Inc. (I)(L)	5,259	117,118
Arch Coal, Inc. (L)	31,421	143,280
Athlon Energy, Inc. (I)	2,678	99,514
BG Group PLC	301,502	5,485,446
Bill Barrett Corp. (I)(L)	20,244	512,983
Bonanza Creek Energy, Inc. (I)	4,343	217,020
BP PLC	1,669,367	14,107,913
BPZ Resources, Inc. (I)(L)	17,231	35,496
Bumi Resources Tbk PT (I)	360,139	10,110
Cabot Oil & Gas Corp.	73,728	2,580,480
Callon Petroleum Company (I)	5,929	40,139
Caltex Australia, Ltd.	7,364	138,015
Carrizo Oil & Gas, Inc. (I)	6,700	333,258
Chesapeake Energy Corp.	88,264	2,286,920
Chevron Corp.	337,029	38,869,555
China Coal Energy Company, Ltd., H Shares	358,295	183,852
China Petroleum & Chemical Corp., H Shares	2,225,639	1,970,150
China Shenhua Energy Company, Ltd.,
H Shares	296,500	809,006
Cimarex Energy Company	23,245	2,689,679
Clayton Williams Energy, Inc. (I)	859	83,323
Clean Energy Fuels Corp. (I)(L)	10,368	86,780
Cloud Peak Energy, Inc. (I)	9,011	174,813
CNOOC, Ltd.	1,557,716	2,550,158
Comstock Resources, Inc. (L)	7,138	141,047
ConocoPhillips	214,839	14,286,794
CONSOL Energy, Inc.	39,931	1,601,233
Contango Oil & Gas Company (I)	2,277	107,975
Cosan SA Industria e Comercio	4,600	68,094
Crosstex Energy, Inc. (I)	7,041	293,117
Delek US Holdings, Inc.	5,493	152,486
Denbury Resources, Inc.	63,393	1,037,109
Devon Energy Corp.	66,841	4,305,897
Diamondback Energy, Inc. (I)	2,870	184,627
Emerald Oil, Inc. (I)	8,614	65,983
Endeavour International Corp. (I)(L)	6,880	33,437
Energen Corp.	19,457	1,565,121
Energy XXI Bermuda, Ltd. (L)	10,740	248,738
Eni SpA	298,587	7,168,059
EOG Resources, Inc.	47,836	9,061,095
EPL Oil & Gas, Inc. (I)	4,473	134,637
EQT Corp.	26,367	2,697,080
Equal Energy, Ltd.	6,213	33,177
Evolution Petroleum Corp.	2,925	38,025
EXCO Resources, Inc. (L)	25,222	131,659
Exxaro Resources, Ltd.	2,895	38,464
Exxon Mobil Corp.	765,543	73,698,825
Forest Oil Corp. (I)	18,428	37,040
Formosa Petrochemical Corp.	101,000	259,260
Frontline, Ltd. (I)(L)	8,125	35,831
FX Energy, Inc. (I)(L)	8,139	30,521
Galp Energia SGPS SA	48,133	807,157
GasLog, Ltd.	4,383	92,306
Gastar Exploration, Inc. (I)	8,071	51,493
Gazprom OAO, ADR	81,717	621,866
Gazprom OAO, ADR (London Exchange)	226,869	1,743,974
Goodrich Petroleum Corp. (L)(I)	4,678	63,714
Green Plains Renewable Energy, Inc. (L)	3,746	99,007
GS Holdings Corp.	4,144	192,654
Gulf Coast Ultra Deep Royalty Trust (I)	20,448	61,344

The accompanying notes are an integral part of the financial statements.
178

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (I)	22,505	$1,487,581
Halcon Resources Corp. (I)(L)	34,334	130,813
Hess Corp.	49,869	3,991,016
HollyFrontier Corp.	53,180	2,423,413
Idemitsu Kosan Company, Ltd.	8,000	163,733
Indo Tambangraya Megah Tbk PT	13,828	31,053
Inner Mongolia Yitai Coal Co.	92,800	110,446
Inpex Corp.	78,800	1,001,287
Japan Petroleum Exploration Company	2,600	95,336
Jones Energy, Inc., Class A (I)	1,998	31,209
JX Holdings, Inc.	201,700	1,047,529
Kinder Morgan, Inc.	117,959	3,756,994
KiOR, Inc., Class A (I)(L)	7,043	9,860
Knightsbridge Tankers, Ltd.	4,831	50,049
Kodiak Oil & Gas Corp. (I)	39,087	461,617
Koninklijke Vopak NV	4,996	292,142
Kunlun Energy Company, Ltd.	282,000	503,402
LUKOIL OAO, ADR	15,234	828,730
LUKOIL OAO, ADR (London Exchange)	20,789	1,141,075
Lundin Petroleum AB (I)	11,935	238,952
Magnum Hunter Resources Corp. (I)(L)	25,425	213,316
Marathon Oil Corp.	122,087	4,089,915
Marathon Petroleum Corp.	52,758	4,431,672
Matador Resources Company (I)	8,606	208,782
Midstates Petroleum Company, Inc. (I)(L)	4,870	21,477
Miller Energy Resources, Inc. (I)(L)	4,439	30,807
Murphy Oil Corp.	30,852	1,831,683
Neste Oil OYJ	27,507	588,881
Newfield Exploration Company (I)	24,440	688,964
Noble Energy, Inc.	62,914	4,325,967
Nordic American Tankers, Ltd. (L)	11,084	117,158
Northern Oil and Gas, Inc. (I)(L)	9,562	133,103
NovaTek OAO, GDR	4,830	609,984
NovaTek OAO, GDR (London Exchange)	293	37,094
Occidental Petroleum Corp.	141,261	13,634,512
OMV AG	12,962	589,002
ONEOK, Inc.	36,369	2,150,863
Origin Energy, Ltd.	58,891	761,042
Panhandle Oil and Gas, Inc., Class A	1,226	45,313
PDC Energy, Inc. (I)	5,261	326,866
Peabody Energy Corp.	47,230	829,359
Penn Virginia Corp. (I)(L)	8,163	123,669
PetroChina Company, Ltd., H Shares	1,839,739	1,938,258
Petroleo Brasileiro SA	111,600	619,958
Petronas Dagangan BHD	23,700	221,986
Petroquest Energy, Inc. (I)	8,548	40,432
Phillips 66	105,072	7,865,690
Pioneer Natural Resources Company	24,995	5,028,494
QEP Resources, Inc.	31,355	907,100
Quicksilver Resources, Inc. (I)(L)	18,843	61,617
Range Resources Corp.	28,523	2,454,404
Reliance Industries, Ltd., GDR (S)	7,867	203,126
Reliance Industries, Ltd., GDR
(London Exchange) (S)	51,204	1,319,949
Renewable Energy Group, Inc. (I)(L)	3,394	39,608
Rentech, Inc. (I)	34,869	65,554
Repsol SA	72,371	1,812,593
Resolute Energy Corp. (I)	10,271	95,726
REX American Resources Corp. (I)	832	39,670
Rex Energy Corp. (I)	6,703	127,357
Rosetta Resources, Inc. (I)	25,419	1,127,841
Rosneft OAO, GDR	3,208	21,654
Rosneft OAO, GDR	25,891	175,456

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosneft OAO, GDR	38,482	$259,382
Royal Dutch Shell PLC, Class A	338,518	12,323,777
Royal Dutch Shell PLC, Class B	222,465	8,654,446
S-Oil Corp.	3,651	223,957
Sanchez Energy Corp. (I)(L)	5,566	165,811
Santos, Ltd.	51,814	631,740
Sasol, Ltd.	12,634	641,464
Scorpio Tankers, Inc.	27,166	265,955
SemGroup Corp., Class A	6,178	415,903
Ship Finance International, Ltd. (L)	7,852	147,775
Showa Shell Sekiyu KK	17,000	167,393
SK Innovation Company, Ltd.	4,874	610,590
SM Energy Company	17,935	1,322,706
Solazyme, Inc. (I)(L)	7,178	88,074
Southwestern Energy Company (I)	61,494	2,542,162
Spectra Energy Corp.	117,064	4,364,146
Stone Energy Corp. (I)	7,387	265,489
Surgutneftegas OAO, ADR	46,694	347,870
Surgutneftegas OAO, ADR (London Exchange)	37,072	281,419
Swift Energy Company (I)(L)	6,545	65,450
Synergy Resources Corp. (I)	7,635	80,855
Tambang Batubara Bukit Asam Persero
Tbk PT	18,190	15,046
Targa Resources Corp.	4,790	463,480
Tatneft OAO, ADR	13,063	470,721
Teekay Tankers, Ltd., Class A (L)	9,953	46,779
Tesoro Corp.	23,287	1,187,870
The Williams Companies, Inc.	119,412	4,931,716
TonenGeneral Sekiyu KK	25,000	220,989
Total SA	165,040	10,707,648
Triangle Petroleum Corp. (I)(L)	10,171	91,132
Tullow Oil PLC	80,457	1,076,479
Ultrapar Participacoes SA	12,200	271,342
Ur-Energy, Inc. (I)	21,325	36,892
Uranium Energy Corp. (I)(L)	12,793	23,283
VAALCO Energy, Inc. (I)	8,530	56,810
Valero Energy Corp.	94,573	4,537,613
W&T Offshore, Inc. (L)	5,253	79,163
Warren Resources, Inc. (I)	12,449	55,149
Western Refining, Inc. (L)	7,971	290,543
Westmoreland Coal Company (I)	1,940	43,844
Woodside Petroleum, Ltd.	35,322	1,198,101
World Fuel Services Corp.	19,331	870,282
WPX Energy, Inc. (I)	35,726	629,492
Yanzhou Coal Mining Company, Ltd.,
H Shares	171,210	121,290

		347,404,593

		425,746,601
Financials - 17.7%
Banks - 7.2%
1st Source Corp.	2,354	73,445
1st United Bancorp, Inc.	5,144	39,609
Agricultural Bank of China, Ltd., H Shares	1,880,000	799,452
Alliance Financial Group BHD	104,940	146,860
Ameris Bancorp (I)	4,007	84,307
Aozora Bank, Ltd.	98,000	285,568
Arrow Financial Corp.	2,381	62,168
Associated Banc-Corp. (L)	43,473	725,564
Australia & New Zealand Banking Group, Ltd.	147,238	4,233,153
Banca Monte dei Paschi di Siena SpA (I)	778,331	197,035
Bancfirst Corp.	1,104	60,753
Banco Bilbao Vizcaya Argentaria SA	482,374	5,959,491

The accompanying notes are an integral part of the financial statements.
179

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Banco Bradesco SA	23,620	$294,547
Banco de Sabadell SA	282,946	931,842
Banco do Brasil SA	21,500	190,148
Banco Espirito Santo SA (I)	249,053	483,652
Banco Latinoamericano de
Comercio Exterior SA	4,381	111,672
Banco Popular Espanol SA	118,422	849,220
Banco Santander Brasil SA	35,700	174,513
Banco Santander SA	968,005	8,737,828
BancorpSouth, Inc. (L)	36,295	868,539
Bank Central Asia Tbk PT	425,130	375,669
Bank Danamon Indonesia Tbk PT	128,601	45,300
Bank Mandiri Persero Tbk PT	321,928	253,422
Bank Negara Indonesia Persero Tbk PT	247,353	97,326
Bank of America Corp.	1,869,098	30,896,190
Bank of China, Ltd., H Shares	6,571,321	2,767,244
Bank of Communications Company, Ltd.,
H Shares	765,076	490,982
Bank of East Asia, Ltd.	135,093	559,293
Bank of Hawaii Corp.	11,900	695,555
Bank of Ireland (I)	1,817,768	966,620
Bank of Kentucky Financial Corp.	1,287	45,161
Bank of Marin Bancorp, Class A	1,343	59,401
Bank of Queensland, Ltd.	16,631	178,409
Bank of the Ozarks, Inc.	4,551	288,624
Bank Pan Indonesia Tbk PT (I)	9,750	690
Bank Rakyat Indonesia Persero Tbk PT	382,777	306,992
Bankia SA (I)	335,609	700,430
Banner Corp.	2,939	116,649
Bar Harbor Bankshares	651	24,738
Barclays Africa Group, Ltd.	7,825	96,328
Barclays PLC	1,353,458	5,701,533
BB&T Corp.	123,474	4,667,317
BBCN Bancorp, Inc.	11,879	202,181
Bendigo and Adelaide Bank, Ltd.	21,454	213,517
BNC Bancorp	3,136	54,660
BNP Paribas SA	76,823	6,275,081
BOC Hong Kong Holdings, Ltd.	398,500	1,213,728
Boston Private Financial Holdings, Inc.	11,865	154,720
Bridge Bancorp, Inc.	2,317	61,007
Bridge Capital Holdings (I)	1,870	41,551
Bryn Mawr Bank Corp.	2,188	62,336
BS Financial Group, Inc.	13,365	199,300
CaixaBank SA	144,569	910,335
Camden National Corp.	1,263	47,413
Capital Bank Financial Corp., Class A (I)	3,460	79,580
Capital City Bank Group, Inc.	2,749	38,981
Cardinal Financial Corp.	5,173	89,183
Cathay General Bancorp	31,441	798,916
Center Bancorp, Inc.	2,412	44,887
Centerstate Banks, Inc.	4,979	54,420
Central Pacific Financial Corp.	3,449	68,049
Chang Hwa Commercial Bank	413,119	243,227
Chemical Financial Corp.	4,437	130,847
China CITIC Bank Corp., Ltd., H Shares	716,200	386,829
China Construction Bank Corp., H Shares	6,295,196	4,345,410
China Development Financial Holdings Corp.	1,215,000	354,088
China Merchants Bank Company, Ltd.,
H Shares	400,855	704,872
China Minsheng Banking Corp., Ltd.,
H Shares	454,500	453,680
Chongqing Rural Commercial Bank, H Shares	201,000	83,856
CIMB Group Holdings BHD	439,600	961,378

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	531,462	$25,844,997
Citizens & Northern Corp.	1,863	37,111
City Holding Company (L)	2,424	107,335
City National Corp.	12,679	948,770
CNB Financial Corp.	2,040	37,556
CoBiz Financial, Inc.	5,391	60,164
Columbia Banking System, Inc.	7,662	200,898
Comerica, Inc.	32,019	1,542,675
Commerce Bancshares, Inc.	21,796	973,409
Commerzbank AG (I)	101,582	1,835,383
Commonwealth Bank of Australia	86,503	5,777,585
Community Bank Systems, Inc. (L)	5,934	216,176
Community Trust Bancorp, Inc.	2,228	88,229
Credit Agricole SA (I)	77,147	1,221,421
CTBC Financial Holding Company, Ltd.	1,177,598	761,874
CU Bancorp (I)	2,009	36,283
Cullen/Frost Bankers, Inc. (L)	14,084	1,051,230
Customers Bancorp, Inc. (I)	3,205	63,363
CVB Financial Corp.	13,672	212,873
Danske Bank A/S	104,385	2,760,461
DBS Group Holdings, Ltd.	124,272	1,621,145
DGB Financial Group, Inc.	10,900	167,658
E.Sun Financial Holding Company, Ltd.	417,455	263,429
Eagle Bancorp, Inc. (I)	3,334	114,223
East West Bancorp, Inc.	36,885	1,316,426
Enterprise Financial Services Corp.	3,294	61,664
Erste Group Bank AG	22,687	803,091
Fidelity Southern Corp. (L)	2,524	36,270
Fifth Third Bancorp	154,634	3,354,785
Financial Institutions, Inc.	2,360	52,014
First Bancorp North Carolina	2,907	53,198
First BanCorp Puerto Rico (I)	10,897	56,773
First Bancorp, Inc. Maine	1,595	26,110
First Busey Corp.	11,161	66,408
First Commonwealth Financial Corp.	14,680	125,074
First Community Bancshares, Inc.	3,190	53,433
First Connecticut Bancorp, Inc.	3,039	47,652
First Financial Bancorp	8,970	152,849
First Financial Bankshares, Inc. (L)	4,643	280,809
First Financial Corp.	1,854	63,759
First Financial Holding Company, Ltd.	616,012	367,451
First Financial Holdings, Inc.	3,601	220,525
First Horizon National Corp.	63,234	756,911
First Interstate Bancsystem, Inc.	2,832	73,349
First Merchants Corp.	5,308	113,697
First Midwest Bancorp, Inc.	11,067	184,487
First Niagara Financial Group, Inc.	94,850	860,290
First Security Group, Inc. (I)	10,171	21,868
FirstMerit Corp.	68,563	1,423,368
Flushing Financial Corp.	5,095	105,568
FNB Corp.	22,109	269,509
Fukuoka Financial Group, Inc.	69,000	278,927
Fulton Financial Corp.	51,425	633,042
Glacier Bancorp, Inc.	10,636	295,149
Great Southern Bancorp, Inc.	1,887	54,157
Grupo Financiero Banorte SAB
de CV, Series O	220,700	1,428,810
Grupo Financiero Inbursa SAB
de CV, Series O	206,700	496,925
Grupo Financiero Santander Mexico
SAB de CV	161,800	358,112
Guaranty Bancorp	2,589	36,557
Hana Financial Group, Inc.	22,341	873,946

The accompanying notes are an integral part of the financial statements.
180

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Hancock Holding Company	34,472	$1,187,905
Hang Seng Bank, Ltd.	82,400	1,337,757
Hanmi Financial Corp.	4,823	113,003
HDFC Bank, Ltd., ADR (L)	44,026	1,478,833
Heartland Financial USA, Inc.	2,265	60,929
Heritage Commerce Corp.	3,329	26,932
Heritage Financial Corp.	3,450	61,169
Hokuhoku Financial Group, Inc.	103,000	193,903
Home BancShares, Inc.	6,695	224,684
Home Federal Bancorp, Inc.	2,857	43,112
HomeTrust Bancshares, Inc. (I)	3,911	61,285
Hong Leong Bank BHD	54,500	235,988
Hong Leong Financial Group BHD	20,300	97,988
Horizon Bancorp	1,857	40,371
HSBC Holdings PLC	1,652,367	17,439,098
Hua Nan Financial Holdings Company, Ltd.	482,862	278,037
Hudson Valley Holding Corp.	2,536	47,651
Huntington Bancshares, Inc.	146,928	1,400,224
Iberiabank Corp.	4,378	286,759
ICICI Bank, Ltd., ADR	9,610	342,885
Independent Bank Corp.	3,581	131,745
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,439,270	3,879,444
Industrial Bank of Korea	13,260	169,162
International Bancshares Corp.	23,210	538,008
Intesa Sanpaolo SpA	1,364,669	4,220,835
Investors Bancorp, Inc.	7,310	193,861
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
JPMorgan Chase & Company	658,762	37,430,857
KB Financial Group, Inc.	31,349	1,172,147
KBC Groep NV	32,945	2,083,505
KeyCorp	157,022	2,067,980
Lakeland Bancorp, Inc.	6,225	70,343
Lakeland Financial Corp.	2,613	99,294
Lloyds Banking Group PLC (I)	4,424,132	6,109,736
M&T Bank Corp. (L)	22,765	2,654,171
MainSource Financial Group, Inc.	3,040	52,501
Malayan Banking BHD	419,433	1,253,005
MB Financial, Inc.	8,157	249,033
Mega Financial Holding Company, Ltd.	824,575	659,720
Mercantile Bank Corp.	1,872	38,002
Metro Bancorp, Inc. (I)	2,290	44,930
MidWestOne Financial Group, Inc.	1,299	33,878
Mitsubishi UFJ Financial Group, Inc.	1,139,300	6,601,849
Mizuho Financial Group, Inc.	2,052,400	4,221,374
National Australia Bank, Ltd.	126,055	3,920,176
National Bank Holdings Corp.	6,994	137,292
National Bankshares, Inc.	1,196	43,056
National Penn Bancshares, Inc.	17,530	189,324
Natixis	70,522	506,467
NBT Bancorp, Inc.	6,449	151,423
Nedbank Group, Ltd.	4,699	91,916
NewBridge Bancorp (I)	5,176	37,267
Nordea Bank AB	163,859	2,343,576
OFG Bancorp (L)	6,850	109,600
Old National Bancorp (L)	15,128	212,246
OmniAmerican Bancorp, Inc.	2,237	48,699
Oversea-Chinese Banking Corp., Ltd.	186,964	1,410,907
Pacific Continental Corp.	3,317	47,864
Pacific Premier Bancorp, Inc. (I)	3,093	49,179
PacWest Bancorp (L)	5,602	243,127
Park National Corp. (L)	1,635	127,628
Park Sterling Corp.	7,199	47,225

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Peapack Gladstone Financial Corp.	1,441	$26,803
Penns Woods Bancorp, Inc.	1,042	47,734
Peoples Bancorp, Inc.	1,953	47,790
Pinnacle Financial Partners, Inc.	5,176	186,750
Preferred Bank (I)	2,395	57,552
PrivateBancorp, Inc.	9,590	276,767
Prosperity Bancshares, Inc.	23,917	1,514,185
Public Bank BHD	101,962	593,193
Raiffeisen Bank International AG	4,245	147,313
Regions Financial Corp.	241,303	2,567,464
Renasant Corp.	4,551	132,252
Republic Bancorp, Inc., Class A	1,490	35,894
Resona Holdings, Inc.	167,000	872,518
RHB Capital BHD	61,416	153,810
Royal Bank of Scotland Group PLC (I)	191,043	1,046,147
S&T Bancorp, Inc.	4,223	97,425
Sandy Spring Bancorp, Inc.	3,860	91,598
Sberbank of Russia, ADR	21,829	222,001
Sberbank of Russia, ADR (London Exchange)	125,645	1,293,159
Seacoast Banking Corp. of Florida (I)	3,552	38,291
Seven Bank, Ltd.	51,500	188,903
Shinhan Financial Group Company, Ltd.	34,623	1,444,747
Shinsei Bank, Ltd.	148,000	308,558
Sierra Bancorp	2,296	37,448
Signature Bank (I)	12,659	1,657,443
Simmons First National Corp., Class A	2,557	91,106
SinoPac Financial Holdings Company, Ltd.	583,555	281,365
Skandinaviska Enskilda Banken AB, Series A	81,923	1,149,683
Societe Generale SA	55,462	3,680,250
Southside Bancshares, Inc. (L)	2,706	79,908
Southwest Bancorp, Inc.	3,395	59,718
Standard Bank Group, Ltd.	27,874	318,588
Standard Chartered PLC	214,647	4,543,727
State Bank Financial Corp.	4,783	81,407
State Bank of India, GDR	697	34,885
State Bank of India, GDR	6,329	316,201
Sterling Bancorp	12,337	158,407
Sterling Financial Corp.	5,047	159,838
Suffolk Bancorp (I)	2,468	49,780
Sumitomo Mitsui Financial Group, Inc.	113,700	5,104,908
Sumitomo Mitsui Trust Holdings, Inc.	298,000	1,397,970
Sun Bancorp, Inc. (I)	6,699	23,313
SunTrust Banks, Inc.	93,628	3,527,903
Suruga Bank, Ltd.	16,000	282,593
Susquehanna Bancshares, Inc.	27,582	301,747
SVB Financial Group (I)	12,218	1,538,368
Svenska Handelsbanken AB, Class A	26,913	1,404,416
Swedbank AB, Class A	48,844	1,376,609
SY Bancorp, Inc.	2,447	73,018
Synovus Financial Corp.	260,015	904,852
Taishin Financial Holdings Company, Ltd.	567,128	267,748
Taiwan Business Bank (I)	296,304	88,749
Taiwan Cooperative Financial
Holding Company, Ltd.	498,288	270,054
Taylor Capital Group, Inc. (I)	2,728	64,381
TCF Financial Corp.	44,166	711,956
Texas Capital Bancshares, Inc. (I)(L)	5,985	376,756
The Bancorp, Inc. (I)	4,964	95,061
The Bank of Kyoto, Ltd.	29,000	224,579
The Bank of Yokohama, Ltd.	106,000	536,126
The Chiba Bank, Ltd.	67,000	406,824
The Chugoku Bank, Ltd.	14,200	176,357
The First of Long Island Corp.	1,524	59,223

The accompanying notes are an integral part of the financial statements.
181

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
The Gunma Bank, Ltd.	34,000	$179,291
The Hachijuni Bank, Ltd.	37,000	199,200
The Hiroshima Bank, Ltd.	45,000	171,702
The Iyo Bank, Ltd.	23,400	212,339
The Joyo Bank, Ltd.	60,000	286,855
The Nishi-Nippon City Bank, Ltd.	61,000	145,021
The PNC Financial Services Group, Inc.	93,227	7,624,104
The Shizuoka Bank, Ltd.	51,000	493,636
Tompkins Financial Corp.	1,993	96,481
TowneBank (L)	4,063	60,823
TriCo Bancshares	2,705	67,598
Trustmark Corp. (L)	27,911	673,492
U.S. Bancorp	320,007	13,165,088
UMB Financial Corp. (L)	5,233	326,225
Umpqua Holdings Corp. (L)	16,515	293,472
UniCredit SpA	509,660	4,044,569
Union First Market Bankshares Corp.	6,204	156,961
Unione di Banche Italiane SCPA	100,556	871,150
United Bankshares, Inc. (L)	9,602	282,587
United Community Banks, Inc. (I)	6,419	107,133
United Overseas Bank, Ltd.	92,214	1,501,930
Univest Corp. of Pennsylvania	3,243	62,493
Valley National Bancorp (L)	53,609	540,379
ViewPoint Financial Group	6,054	151,350
VTB Bank OJSC, GDR	142,118	326,729
VTB Bank OJSC, GDR	79,405	182,193
Washington Banking Company	3,044	56,070
Washington Trust Bancorp, Inc.	2,182	76,785
Webster Financial Corp.	37,446	1,159,703
Wells Fargo & Company	839,987	38,992,995
WesBanco, Inc.	3,911	116,587
WestAmerica Bancorp. (L)	11,186	562,432
Western Alliance Bancorp (I)	10,971	254,088
Westpac Banking Corp.	166,562	4,998,855
Wilshire Bancorp, Inc.	10,197	103,500
Wintrust Financial Corp.	5,468	253,059
Woori Finance Holdings Company, Ltd. (I)	29,430	332,969
Yadkin Financial Corp. (I)	2,610	50,112
Yamaguchi Financial Group, Inc.	19,000	166,111
Zions Bancorporation	32,581	1,016,527

		386,582,060
Capital Markets - 2.0%
3i Group PLC	85,176	600,008
Aberdeen Asset Management PLC	85,642	558,761
Affiliated Managers Group, Inc. (I)	14,181	2,666,737
Ameriprise Financial, Inc.	34,116	3,718,303
Apollo Investment Corp.	32,609	279,133
Arlington Asset Investment Corp., Class A (L)	2,540	67,361
BGC Partners, Inc., Class A	18,686	127,065
BlackRock Kelso Capital Corp.	11,221	106,936
BlackRock, Inc.	22,272	6,789,396
Calamos Asset Management, Inc., Class A	3,768	44,952
Capital Securities Corp.	16,000	6,123
Capital Southwest Corp.	2,149	74,527
CETIP SA - Mercados Organizados	7,400	78,954
China Everbright, Ltd.	73,784	97,315
CITIC Securities Company, Ltd., H Shares	92,500	192,681
Cohen & Steers, Inc. (L)	2,831	107,040
Cowen Group, Inc., Class A (I)	14,323	61,302
Credit Suisse Group AG (I)	131,850	4,139,881
Daewoo Securities Company, Ltd. (I)	12,593	100,957
Daiwa Securities Group, Inc.	149,000	1,348,402
Deutsche Bank AG	107,033	5,176,590

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	473	$55,507
E*TRADE Financial Corp. (I)	50,021	1,123,972
Eaton Vance Corp. (L)	32,490	1,229,422
Evercore Partners, Inc., Class A	4,664	259,505
FBR & Company (I)	1,574	40,924
Federated Investors, Inc., Class B (L)	25,140	688,836
Fidus Investment Corp. (L)	2,673	56,106
Fifth Street Finance Corp.	20,354	199,876
Financial Engines, Inc. (L)	7,228	408,454
Firsthand Technology Value Fund, Inc.	1,676	40,040
Franklin Resources, Inc.	70,556	3,757,107
FXCM, Inc., Class A (L)	5,441	91,681
GAMCO Investors, Inc., Class A	928	72,440
GFI Group, Inc.	10,159	40,738
Gladstone Capital Corp.	4,241	42,368
Gladstone Investment Corp.	5,653	46,128
Golub Capital BDC, Inc. (L)	5,619	105,412
Greenhill & Company, Inc. (L)	11,181	595,612
GSV Capital Corp. (I)(L)	2,816	34,947
Haitong Securities Company, Ltd., H Shares	110,800	148,522
Hargreaves Lansdown PLC	18,662	436,258
Hercules Technology Growth Capital, Inc. (L)	9,021	141,991
HFF, Inc., Class A	4,879	155,640
Hyundai Securities Company, Ltd.	9,668	60,734
ICAP PLC	48,488	355,754
ICG Group, Inc. (I)	5,724	116,369
INTL. FCStone, Inc. (I)(L)	2,464	44,820
Invesco, Ltd.	78,013	2,675,846
Investec PLC	51,876	385,832
Investec, Ltd.	6,807	50,098
Investment Technology Group, Inc. (I)	5,584	96,492
Janus Capital Group, Inc. (L)	61,899	692,650
Julius Baer Group, Ltd. (I)	19,493	912,217
KCAP Financial, Inc. (L)	4,308	35,369
KCG Holdings, Inc., Class A (I)	10,518	125,059
Korea Investment Holdings Company, Ltd.	3,070	110,805
Ladenburg Thalmann
Financial Services, Inc. (I)	16,019	44,693
Legg Mason, Inc.	18,608	855,224
Macquarie Group, Ltd.	15,495	781,406
Main Street Capital Corp.	5,817	204,177
Manning & Napier, Inc.	2,631	38,649
MCG Capital Corp.	10,572	46,623
Medallion Financial Corp.	3,573	51,951
Mediobanca SpA (I)	60,668	603,502
Medley Capital Corp.	6,120	85,925
Mirae Asset Securities Company, Ltd.	2,014	71,765
Morgan Stanley	242,798	7,478,178
MVC Capital, Inc.	3,932	57,093
New Mountain Finance Corp.	6,670	100,183
Nomura Holdings, Inc.	324,300	2,199,884
Northern Trust Corp.	39,317	2,431,756
Oppenheimer Holdings, Inc., Class A	1,647	44,980
Partners Group Holding AG	1,502	391,060
PennantPark Floating Rate Capital, Ltd.	3,223	45,799
PennantPark Investment Corp.	9,976	114,125
Piper Jaffray Companies (I)	2,489	104,289
Prospect Capital Corp.	40,208	443,896
Pzena Investment Management, Inc., Class A	2,092	24,184
Raymond James Financial, Inc.	32,992	1,741,318
Safeguard Scientifics, Inc. (I)	3,105	60,889
Samsung Securities Company, Ltd.	4,975	184,912
SBI Holdings, Inc.	18,164	217,358

The accompanying notes are an integral part of the financial statements.
182

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Schroders PLC	8,896	$403,635
SEI Investments Company	38,364	1,287,879
Solar Capital, Ltd.	6,818	151,496
Solar Senior Capital, Ltd.	2,724	49,876
State Street Corp.	76,961	5,054,029
Stifel Financial Corp. (I)(L)	9,384	451,277
SWS Group, Inc. (I)	4,894	39,886
T. Rowe Price Group, Inc.	45,749	3,713,446
TCP Capital Corp.	5,415	95,737
The Bank of New York Mellon Corp.	201,270	6,440,640
The Charles Schwab Corp.	203,830	5,403,533
The Goldman Sachs Group, Inc.	73,868	12,295,329
THL Credit, Inc.	5,387	85,276
TICC Capital Corp.	8,335	86,684
Triangle Capital Corp.	4,116	115,701
UBS AG (I)	317,475	6,791,729
Virtus Investment Partners, Inc. (I)	1,004	185,901
Waddell & Reed Financial, Inc., Class A	22,883	1,594,945
Walter Investment Management Corp. (I)(L)	5,502	140,576
Westwood Holdings Group, Inc.	1,158	65,902
WisdomTree Investments, Inc. (I)	14,860	231,519
Woori Investment & Securities Company, Ltd.	9,110	78,893
Yuanta Financial Holdings Company, Ltd.	748,000	393,819

		105,357,482
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	35,400	102,138
AEON Credit Service Company, Ltd.	6,000	147,438
American Express Company	161,462	14,738,251
Capital One Financial Corp.	101,027	7,418,413
Cash America International, Inc. (L)	4,271	170,925
Compartamos SAB de CV	90,700	154,168
Consumer Portfolio Services, Inc. (I)	3,201	24,936
Credit Acceptance Corp. (I)	1,011	139,660
Credit Saison Company, Ltd.	14,100	310,430
DFC Global Corp. (I)	6,350	52,261
Discover Financial Services	83,962	4,817,740
Encore Capital Group, Inc. (I)(L)	3,688	179,311
Ezcorp, Inc., Class A (I)	7,792	98,491
First Cash Financial Services, Inc. (I)(L)	4,352	229,916
Green Dot Corp., Class A (I)	3,834	77,255
JGWPT Holdings, Inc., Class A (I)	2,031	38,833
Nelnet, Inc., Class A	3,421	137,251
Nicholas Financial, Inc.	2,037	32,144
Portfolio Recovery Associates, Inc. (I)	7,480	405,640
Regional Management Corp. (I)	813	24,536
Samsung Card Company, Ltd.	2,697	84,995
SLM Corp.	76,176	1,823,653
Springleaf Holdings, Inc. (I)	3,596	101,299
The First Marblehead Corp. (I)	1,420	9,954
World Acceptance Corp. (I)(L)	1,308	125,372

		31,445,010
Diversified Financial Services - 1.4%
African Bank Investments, Ltd.	33,173	31,423
AMMB Holdings BHD	160,100	353,896
ASX, Ltd.	10,521	353,309
Berkshire Hathaway, Inc., Class B (I)	315,434	36,520,949
BM&FBovespa SA	70,600	303,841
CBOE Holdings, Inc.	23,344	1,261,276
Chailease Holding Company, Ltd.	66,700	165,244
CME Group, Inc.	55,137	4,070,213
Deutsche Boerse AG	20,262	1,659,868
Eurazeo	2,334	182,676

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
EXOR SpA	11,576	$470,136
Far East Horizon, Ltd.	116,000	83,977
First Pacific Company, Ltd.	252,000	249,986
FirstRand, Ltd.	71,238	225,782
Fubon Financial Holding Company, Ltd. (I)	591,736	831,150
Gain Capital Holdings, Inc.	1,600	16,512
Groupe Bruxelles Lambert SA	10,649	1,045,324
Hong Kong Exchanges & Clearing, Ltd.	117,915	1,834,545
Industrivarden AB, C Shares (I)	6,496	125,470
ING Groep NV (I)	267,109	3,878,974
IntercontinentalExchange Group, Inc.	20,166	4,211,467
Investment AB Kinnevik, B Shares	12,057	467,597
Investor AB, B Shares	24,599	875,278
Japan Exchange Group, Inc.	22,200	529,676
Leucadia National Corp.	55,368	1,546,982
London Stock Exchange Group PLC	15,595	528,931
MarketAxess Holdings, Inc.	5,535	326,786
Marlin Business Services Corp.	1,389	29,864
McGraw-Hill Financial, Inc.	47,467	3,781,221
Mitsubishi UFJ Lease &
Finance Company, Ltd.	52,600	269,490
Moody’s Corp.	33,182	2,621,378
MSCI, Inc. (I)	31,686	1,384,995
NewStar Financial, Inc. (I)(L)	3,685	56,675
ORIX Corp.	113,700	1,686,238
Pargesa Holding SA	2,288	196,549
PHH Corp. (I)	8,436	219,589
PICO Holdings, Inc. (I)	3,378	84,822
Pohjola Bank PLC, A Shares	29,769	689,600
Remgro, Ltd.	11,021	190,230
RMB Holdings, Ltd.	15,494	68,738
Singapore Exchange, Ltd.	63,000	342,235
The NASDAQ OMX Group, Inc.	20,152	773,635
Wendel SA	2,449	367,514

		74,914,041
Insurance - 3.4%
ACE, Ltd.	59,733	5,846,069
Admiral Group PLC	16,784	402,945
Aegon NV	124,930	1,126,190
Aflac, Inc.	81,550	5,225,724
Ageas	29,215	1,336,448
AIA Group, Ltd.	1,294,709	6,343,479
Alleghany Corp. (I)	4,492	1,731,666
Allianz SE	47,860	8,535,138
Ambac Financial Group, Inc. (I)	6,714	232,036
American Equity Investment Life
Holding Company (L)	9,628	210,468
American Financial Group, Inc.	19,122	1,093,014
American International Group, Inc.	258,030	12,842,153
AMERISAFE, Inc.	2,820	122,783
AMP, Ltd.	158,019	682,362
Amtrust Financial Services, Inc. (L)	4,605	174,069
Aon PLC	52,770	4,517,112
Argo Group International Holdings, Ltd.	3,997	176,428
Arthur J. Gallagher & Company	35,206	1,626,517
Aspen Insurance Holdings, Ltd.	17,574	660,079
Assicurazioni Generali SpA	137,041	3,077,019
Assurant, Inc.	12,623	828,447
Aviva PLC (I)	260,852	2,073,914
AXA SA	138,445	3,606,120
Baldwin & Lyons, Inc., Class B	1,621	41,676
Baloise Holding AG	4,080	525,399
BB Seguridade Participacoes SA	22,500	223,839

The accompanying notes are an integral part of the financial statements.
183

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	31,915	$960,642
Cathay Financial Holdings Company, Ltd.	687,063	1,019,505
China Life Insurance Company, Ltd.	192,732	183,893
China Life Insurance Company, Ltd., H Shares	649,376	1,888,336
China Pacific Insurance Group Company, Ltd.,
H Shares	230,000	792,705
China Taiping Insurance
Holdings Company, Ltd. (I)	74,400	124,574
Cincinnati Financial Corp.	25,712	1,205,379
CNO Financial Group, Inc.	32,972	602,069
CNP Assurances	13,455	289,758
Crawford & Company, Class B	3,924	33,236
Delta Lloyd NV	13,319	379,406
Direct Line Insurance Group PLC	100,363	444,587
Discovery Holdings, Ltd.	6,053	44,642
Dongbu Insurance Company, Ltd.	3,447	165,827
eHealth, Inc. (I)	2,726	130,848
Employers Holdings, Inc.	4,680	92,056
Enstar Group, Ltd. (I)	1,383	173,124
Everest Re Group, Ltd.	12,824	1,913,854
FBL Financial Group, Inc., Class A	1,587	66,400
Fidelity National Financial, Inc., Class A	73,402	2,426,670
First American Financial Corp.	44,211	1,191,044
Genworth Financial, Inc., Class A (I)	86,779	1,348,546
Global Indemnity PLC (I)	1,378	35,938
Greenlight Capital Re, Ltd., Class A (I)	4,234	133,159
Hannover Rueckversicherung AG	6,392	543,638
Hanwha Life Insurance Company, Ltd.	18,390	117,963
Hartford Financial Services Group, Inc.	78,334	2,756,573
HCC Insurance Holdings, Inc.	26,819	1,177,354
HCI Group, Inc. (L)	1,507	72,969
Hilltop Holdings, Inc. (I)	9,182	225,051
Horace Mann Educators Corp.	5,938	169,886
Hyundai Marine & Fire
Insurance Company, Ltd.	4,960	135,225
Infinity Property & Casualty Corp.	1,772	130,685
Insurance Australia Group, Ltd.	123,332	598,855
Kemper Corp.	13,706	531,519
Legal & General Group PLC	523,452	2,105,057
Liberty Holdings, Ltd.	3,065	34,836
Lincoln National Corp.	45,993	2,305,629
Loews Corp.	53,503	2,326,310
Maiden Holdings, Ltd.	7,511	84,349
Mapfre SA	89,756	370,698
Marsh & McLennan Companies, Inc.	96,089	4,627,646
Meadowbrook Insurance Group, Inc.	7,441	39,958
Mercury General Corp.	9,686	438,776
MetLife, Inc.	196,470	9,955,135
MMI Holdings, Ltd.	23,251	49,418
Montpelier Re Holdings, Ltd.	6,358	181,267
MS&AD Insurance Group Holdings	45,500	1,081,137
Muenchener Rueckversicherungs AG	18,825	4,115,922
National Interstate Corp.	1,206	36,506
National Western Life Insurance
Company, Class A	427	96,523
New China Life Insurance Company, Ltd.,
H Shares (I)	58,600	185,888
NKSJ Holdings, Inc.	29,800	755,025
Old Mutual PLC	433,429	1,428,610
Old Republic International Corp.	64,772	1,007,852
OneBeacon Insurance Group, Ltd., Class A	4,059	66,568
People’s Insurance Company Group of
China, Ltd., H Shares	419,000	181,938

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PICC Property & Casualty Company, Ltd.,
H Shares	276,780	$379,166
Ping An Insurance Group Company, H Shares	163,855	1,335,700
Platinum Underwriters Holdings, Ltd.	4,199	246,145
Porto Seguro SA	4,200	58,182
Primerica, Inc.	23,359	1,046,950
Principal Financial Group, Inc.	47,711	2,163,694
Protective Life Corp.	21,039	1,096,973
Prudential Financial, Inc.	81,147	6,863,413
Prudential PLC	226,603	5,130,913
QBE Insurance Group, Ltd.	65,508	753,062
Rand Merchant Insurance Holdings, Ltd.	17,967	44,848
Reinsurance Group of America, Inc.	18,878	1,453,417
RenaissanceRe Holdings, Ltd. (L)	11,998	1,145,929
Resolution, Ltd.	125,794	794,888
RLI Corp. (L)	6,336	273,272
RSA Insurance Group PLC	324,762	529,013
Safety Insurance Group, Inc.	1,992	111,213
Sampo OYJ, Class A	89,964	4,552,259
Samsung Fire & Marine
Insurance Company, Ltd.	2,882	636,633
Samsung Life Insurance Company, Ltd.	4,867	460,838
Sanlam, Ltd.	40,838	200,408
SCOR SE	11,751	410,863
Selective Insurance Group, Inc.	8,413	193,836
Shin Kong Financial Holding Company, Ltd.	578,560	191,698
Sony Financial Holdings, Inc.	15,600	252,387
StanCorp Financial Group, Inc.	11,771	779,005
Standard Life PLC	210,321	1,372,393
State Auto Financial Corp. (L)	2,355	47,147
Stewart Information Services Corp. (L)	3,210	118,706
Sul America SA	4,044	25,851
Suncorp Group, Ltd.	69,039	750,690
Swiss Life Holding AG (I)	2,778	690,982
Swiss Re AG (I)	30,657	2,861,483
Symetra Financial Corp.	12,454	245,344
T&D Holdings, Inc.	52,100	640,662
The Allstate Corp.	79,695	4,324,251
The Chubb Corp.	44,122	3,859,793
The Dai-ichi Life Insurance Company, Ltd.	76,300	1,117,640
The Hanover Insurance Group, Inc.	11,764	692,194
The Navigators Group, Inc. (I)	1,588	96,265
The Phoenix Companies, Inc. (I)	922	47,142
The Progressive Corp.	96,285	2,358,020
The Travelers Companies, Inc.	63,809	5,349,747
Third Point Reinsurance, Ltd. (I)	3,739	56,085
Tokio Marine Holdings, Inc.	62,200	1,847,868
Torchmark Corp.	15,863	1,229,541
Tower Group International, Ltd. (L)	9,650	26,634
Tryg A/S	3,962	382,405
UnipolSai SpA (I)	105,661	360,700
United Fire Group, Inc.	3,214	93,142
Universal Insurance Holdings, Inc.	4,213	56,286
Unum Group	45,830	1,593,967
Vienna Insurance Group AG	3,310	169,428
W.R. Berkley Corp.	29,265	1,206,889
XL Group PLC	49,988	1,519,635
Zurich Insurance Group AG (I)	12,960	3,965,911

		185,053,564
Real Estate Investment Trusts - 2.4%
Acadia Realty Trust	8,195	216,758
AG Mortgage Investment Trust, Inc.	4,410	80,879
Agree Realty Corp.	2,526	77,649

The accompanying notes are an integral part of the financial statements.
184

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Alexander’s, Inc.	316	$118,408
Alexandria Real Estate Equities, Inc.	19,168	1,388,722
American Assets Trust, Inc.	5,079	167,963
American Campus Communities, Inc.	28,084	1,037,423
American Capital Mortgage Investment Corp.	7,847	158,274
American Realty Capital Properties, Inc.	21,899	321,696
American Residential Properties, Inc. (I)(L)	2,066	37,601
AmREIT, Inc.,	3,867	67,054
Anworth Mortgage Asset Corp.	21,465	111,189
Apartment Investment & Management
Company, Class A	25,805	771,311
Apollo Commercial Real Estate Finance, Inc.	5,570	93,242
Apollo Residential Mortgage, Inc.	4,886	85,212
Ares Commercial Real Estate Corp.	3,184	43,271
Armada Hoffler Properties, Inc.	4,037	39,522
ARMOUR Residential REIT, Inc.	55,301	237,241
Ascendas Real Estate Investment Trust	149,000	254,098
Ashford Hospitality Prime, Inc.	2,923	48,960
Ashford Hospitality Trust, Inc.	9,220	103,080
Associated Estates Realty Corp.	8,495	145,265
AvalonBay Communities, Inc.	21,374	2,756,605
Aviv REIT, Inc.	1,872	47,474
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	51,503	1,065,082
Boston Properties, Inc.	26,832	3,016,722
BRE Properties, Inc.	20,671	1,276,848
British Land Company PLC	84,025	980,739
Camden Property Trust	22,831	1,522,828
Campus Crest Communities, Inc.	9,847	81,533
CapitaCommercial Trust	147,000	170,066
CapitaMall Trust	171,200	256,896
Capstead Mortgage Corp.	13,646	175,897
Cedar Realty Trust, Inc.	10,728	65,977
CFS Retail Property Trust Group	110,654	194,826
Chambers Street Properties	34,827	275,482
Chatham Lodging Trust	4,087	85,296
Chesapeake Lodging Trust	7,300	190,165
Colony Financial, Inc.	11,159	251,970
CoreSite Realty Corp.	3,099	96,503
Corio NV	4,681	219,256
Corporate Office Properties Trust	23,315	621,811
Corrections Corp. of America	31,018	1,034,450
Cousins Properties, Inc.	24,580	283,899
Crown Castle International Corp.	58,529	4,442,351
CubeSmart	19,527	341,918
CyrusOne, Inc.	2,996	66,571
CYS Investments, Inc.	25,715	226,292
DCT Industrial Trust, Inc.	42,462	336,299
Dexus Property Group	244,092	233,506
DiamondRock Hospitality Company	28,563	360,465
Duke Realty Corp.	87,193	1,464,842
DuPont Fabros Technology, Inc.	9,081	241,191
Dynex Capital, Inc.	8,905	76,138
EastGroup Properties, Inc.	4,427	274,651
Education Realty Trust, Inc.	17,310	163,233
Empire State Realty Trust, Inc., Class A	12,061	184,775
EPR Properties	7,410	394,657
Equity One, Inc.	25,471	590,927
Equity Residential	58,619	3,427,453
Essex Property Trust, Inc.	10,181	1,702,772
Excel Trust, Inc.	7,582	95,002
Extra Space Storage, Inc.	29,428	1,444,915
Federal Realty Investment Trust	17,411	1,938,018

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Federation Centres, Ltd.	77,495	$165,573
FelCor Lodging Trust, Inc.	18,513	161,248
Fibra Uno Administracion SA de CV	119,600	376,998
First Industrial Realty Trust, Inc.	15,901	305,935
First Potomac Realty Trust	8,892	112,751
Fonciere Des Regions	2,111	197,908
Franklin Street Properties Corp.	13,658	170,998
Gecina SA	1,678	229,956
General Growth Properties, Inc.	94,202	2,074,328
Getty Realty Corp.	3,787	72,862
Gladstone Commercial Corp.	3,358	58,429
Glimcher Realty Trust	21,610	210,265
Goodman Group	92,909	399,171
Government Properties Income Trust	8,025	199,903
GPT Group	94,507	314,291
Gramercy Property Trust, Inc. (I)	9,501	55,106
Growthpoint Properties, Ltd.	41,177	89,616
Hammerson PLC	63,218	608,087
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,642	37,860
HCP, Inc.	80,172	3,108,268
Health Care REIT, Inc.	50,548	2,969,190
Healthcare Realty Trust, Inc.	14,059	336,994
Hersha Hospitality Trust	30,513	171,483
Highwoods Properties, Inc.	37,104	1,399,192
Home Properties, Inc.	15,254	899,071
Hospitality Properties Trust	39,696	1,051,944
Host Hotels & Resorts, Inc.	132,367	2,603,659
Hudson Pacific Properties, Inc.	7,533	171,828
ICADE	2,805	276,254
Inland Real Estate Corp.	12,354	132,311
Intu Properties PLC	60,944	331,383
Invesco Mortgage Capital, Inc.	19,547	328,976
Investors Real Estate Trust	14,980	131,524
iStar Financial, Inc. (I)	12,426	192,603
Japan Prime Realty Investment Corp.	71	246,424
Japan Real Estate Investment Corp.	106	575,612
Japan Retail Fund Investment Corp.	207	409,055
Keppel REIT	2,620	2,432
Kilroy Realty Corp.	21,962	1,263,254
Kimco Realty Corp.	71,411	1,589,609
Kite Realty Group Trust	19,489	120,442
Klepierre	7,582	345,312
Land Securities Group PLC	69,548	1,264,965
LaSalle Hotel Properties	15,250	477,935
Lexington Realty Trust	26,299	300,072
Liberty Property Trust	39,229	1,500,902
LTC Properties, Inc.	5,190	195,559
Mack-Cali Realty Corp.	23,476	522,341
Medical Properties Trust, Inc.	23,711	312,748
Mid-America Apartment Communities, Inc.	20,013	1,353,679
Mirvac Group	200,291	316,218
Monmouth Real Estate
Investment Corp., Class A	6,815	65,969
National Health Investments, Inc.	4,248	262,102
National Retail Properties, Inc.	32,606	1,170,229
New Residential Investment Corp.	37,280	238,219
New York Mortgage Trust, Inc.	11,563	89,382
Nippon Building Fund, Inc.	124	711,149
Nippon Prologis REIT, Inc.	120	257,584
Nomura Real Estate Office Fund, Inc.	32	135,498
NorthStar Realty Finance Corp.	42,563	660,152
Omega Healthcare Investors, Inc.	32,785	1,047,809

The accompanying notes are an integral part of the financial statements.
185

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
One Liberty Properties, Inc.	2,341	$51,315
Parkway Properties, Inc.	8,736	161,004
Pebblebrook Hotel Trust	9,072	301,553
Pennsylvania Real Estate Investment Trust	10,145	190,320
PennyMac Mortgage Investment Trust	10,194	247,918
Physicians Realty Trust	3,831	51,297
Plum Creek Timber Company, Inc.	30,949	1,339,782
Potlatch Corp.	16,872	668,806
Prologis, Inc.	87,639	3,609,850
PS Business Parks, Inc.	2,846	239,121
Public Storage	25,273	4,271,137
QTS Realty Trust, Inc., Class A	2,164	55,312
RAIT Financial Trust	12,146	100,933
Ramco-Gershenson Properties Trust	9,703	162,040
Rayonier, Inc.	33,784	1,590,889
Realty Income Corp.	55,164	2,450,385
Redefine Income Fund, Ltd.	62,312	54,635
Redwood Trust, Inc.	12,081	242,828
Regency Centers Corp.	24,728	1,255,441
Resource Capital Corp.	18,841	109,843
Retail Opportunity Investments Corp.	10,594	157,109
Rexford Industrial Realty, Inc.	3,307	46,926
RLJ Lodging Trust	18,012	468,132
Rouse Properties, Inc.	3,858	72,222
Ryman Hospitality Properties	6,465	272,758
Sabra Health Care REIT, Inc.	5,498	156,528
Saul Centers, Inc.	1,145	53,208
Segro PLC	65,083	388,943
Select Income REIT	3,161	92,143
Senior Housing Properties Trust	50,389	1,123,675
Shopping Centres Australasia Property Group	4,334	6,292
Silver Bay Realty Trust Corp.	2,432	38,109
Simon Property Group, Inc.	54,430	8,779,015
SL Green Realty Corp.	25,386	2,521,591
Sovran Self Storage, Inc.	4,582	339,022
STAG Industrial, Inc.	6,089	141,935
Stockland	124,693	430,627
Strategic Hotels & Resorts, Inc. (I)	26,835	268,082
Summit Hotel Properties, Inc.	11,713	108,228
Sun Communities, Inc.	5,308	244,486
Sunstone Hotel Investors, Inc.	27,005	365,108
Taubman Centers, Inc.	16,982	1,196,382
Terreno Realty Corp.	4,218	78,792
The Geo Group, Inc.	10,467	337,351
The Link REIT	248,925	1,157,884
The Macerich Company	24,703	1,485,391
UDR, Inc.	67,112	1,732,161
Unibail-Rodamco SE	724	190,579
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	6,785	1,786,023
United Urban Investment Corp.	213	326,293
Universal Health Realty Income Trust	1,785	76,005
Urstadt Biddle Properties, Inc., Class A	3,739	73,322
Ventas, Inc.	51,605	3,221,700
Vornado Realty Trust	30,439	2,930,971
Washington Real Estate Investment Trust	9,868	248,180
Weingarten Realty Investors	30,095	917,898
Western Asset Mortgage Capital Corp.	3,919	64,546
Westfield Group	110,667	1,016,490
Westfield Retail Trust	161,475	448,800
Weyerhaeuser Company	101,966	3,009,017
Whitestone REIT	4,211	60,554

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust	5,560	$64,718

		127,313,341
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	10,300	286,002
Agile Property Holdings, Ltd.	121,211	103,452
Alexander & Baldwin, Inc.	17,774	739,754
Altisource Residential Corp., Class B	8,326	237,957
AV Homes, Inc. (I)	1,675	33,081
BR Malls Participacoes SA	15,500	118,787
BR Properties SA	7,700	55,832
Bumi Serpong Damai PT	253,000	33,626
CapitaLand, Ltd.	185,500	417,645
CapitaMalls Asia, Ltd.	96,000	135,706
CBRE Group, Inc., Class A (I)	48,490	1,355,296
Cheung Kong Holdings, Ltd.	150,000	2,355,362
China Overseas Grand Oceans Group, Ltd.	64,000	45,832
China Overseas Land & Investment, Ltd.	356,397	960,522
China Resources Land, Ltd.	179,211	406,040
China Vanke Co., Ltd., Class B	115,100	170,837
City Developments, Ltd.	30,000	222,386
Consolidated-Tomoka Land Company	977	34,742
Country Garden Holdings Company, Ltd.	403,467	208,850
Daito Trust Construction Company, Ltd.	6,500	605,799
Daiwa House Industry Company, Ltd.	53,000	964,640
Deutsche Wohnen AG	31,378	664,638
Evergrande Real Estate Group, Ltd.	562,000	238,077
Farglory Land Development Company, Ltd.	32,000	52,462
Forestar Group, Inc. (I)	5,215	98,355
Franshion Properties China, Ltd.	312,000	97,859
Global Logistic Properties, Ltd.	224,000	500,907
Greentown China Holdings, Ltd.	57,000	74,496
Guangzhou R&F Properties Company, Ltd.,
H Shares	80,000	107,949
Hang Lung Properties, Ltd.	242,000	674,999
Henderson Land Development Company, Ltd.	115,326	648,975
Highwealth Construction Corp.	26,000	53,029
Hulic Company, Ltd. (I)	24,100	278,772
Hysan Development Company, Ltd.	67,557	281,638
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	84,771	428,966
IOI Properties Group Bhd (I)	140,533	111,517
Jones Lang LaSalle, Inc.	11,902	1,466,326
Kennedy-Wilson Holdings, Inc.	9,595	242,754
Keppel Land, Ltd.	48,970	124,236
Kerry Properties, Ltd.	68,268	225,831
Lend Lease Corp.	29,961	302,681
Lippo Karawaci Tbk PT	625,500	50,777
Longfor Properties Company, Ltd.	119,000	164,370
LSR Group, GDR	2,858	9,713
Mitsubishi Estate Company, Ltd.	112,000	2,656,420
Mitsui Fudosan Company, Ltd.	75,000	2,241,959
Multiplan Empreendimentos Imobiliarios SA	3,000	58,999
New World China Land, Ltd.	102,000	60,558
New World Development Company, Ltd.	412,257	534,114
Nomura Real Estate Holdings, Inc.	10,900	224,119
NTT Urban Development Corp.	10,100	87,412
Poly Property Group Company, Ltd.	176,000	80,964
RE/MAX Holdings, Inc., Class A (I)	1,938	59,342
Ruentex Development Company, Ltd. (I)	58,000	103,270
Shimao Property Holdings, Ltd.	121,500	244,472
Shui On Land, Ltd.	303,459	83,438
Sino Land Company, Ltd.	315,075	449,250
Sino-Ocean Land Holdings, Ltd.	286,858	152,517

The accompanying notes are an integral part of the financial statements.
186

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
SOHO China, Ltd.	169,500	$128,104
Sumitomo Realty &
Development Company, Ltd.	32,000	1,292,946
Sun Hung Kai Properties, Ltd.	172,500	2,211,197
Swire Pacific, Ltd.	73,500	827,094
Swire Properties, Ltd.	123,800	330,031
Swiss Prime Site AG (I)	4,656	390,843
Tejon Ranch Company (I)	2,117	75,048
Tokyo Tatemono Company, Ltd.	37,000	302,208
Tokyu Fudosan Holdings Corp. (I)	47,200	372,848
UEM Sunrise BHD	147,055	98,930
UOL Group, Ltd.	32,000	154,588
Wharf Holdings, Ltd.	162,625	1,140,144
Wheelock and Company, Ltd.	97,000	397,816
Yuexiu Property Company, Ltd.	448,000	92,578

		31,242,684
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	35,746	489,720
Banc of California, Inc.	3,006	38,447
Bank Mutual Corp.	7,696	50,948
BankFinancial Corp.	3,185	31,786
Beneficial Mutual Bancorp, Inc. (I)	4,900	58,996
Berkshire Hills Bancorp, Inc.	3,939	98,987
BofI Holding, Inc. (I)	1,793	166,928
Brookline Bancorp, Inc.	10,607	96,842
Capitol Federal Financial, Inc.	21,964	266,863
Charter Financial Corp.	5,013	52,787
Dime Community Bancshares, Inc.	4,957	83,278
Doral Financial Corp. (I)	1,014	11,661
ESB Financial Corp.	1,978	25,932
Essent Group, Ltd. (I)	3,280	76,096
EverBank Financial Corp.	11,758	210,703
Federal Agricultural Mortgage Corp., Class C	1,660	52,224
First Defiance Financial Corp.	1,943	53,763
Flagstar Bancorp, Inc. (I)	3,036	67,217
Fox Chase Bancorp, Inc.	2,461	42,182
Franklin Financial Corp. (I)	2,251	44,570
Home Loan Servicing Solutions, Ltd. (L)	10,397	213,346
HomeStreet, Inc.	2,306	43,445
Hudson City Bancorp, Inc.	84,430	802,085
Meta Financial Group, Inc.	1,111	47,451
MGIC Investment Corp. (I)	47,882	429,023
New York Community Bancorp, Inc. (L)	117,950	1,884,841
Northfield Bancorp, Inc.	9,432	119,409
Northwest Bancshares, Inc.	13,923	199,795
OceanFirst Financial Corp.	2,869	54,167
Oritani Financial Corp.	7,293	114,208
PennyMac Financial Services, Inc. (I)	2,281	39,438
People’s United Financial, Inc.	56,073	794,554
Provident Financial Services, Inc.	8,965	166,390
Radian Group, Inc. (L)	25,538	397,116
Rockville Financial, Inc.	4,535	59,726
Territorial Bancorp, Inc.	2,623	58,231
Tree.com, Inc. (I)	976	32,999
TrustCo Bank Corp.	14,574	98,520
United Financial Bancorp, Inc.	3,293	57,990
Walker & Dunlop, Inc. (I)	2,440	41,065
Washington Federal, Inc.	27,223	610,340
WSFS Financial Corp.	1,237	88,186

		8,372,255

		950,280,437

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 11.3%
Biotechnology - 1.8%
ACADIA Pharmaceuticals, Inc. (I)(L)	10,347	$292,820
Acceleron Pharma, Inc. (I)(L)	1,074	50,403
Achillion Pharmaceuticals, Inc. (I)(L)	14,962	52,367
Acorda Therapeutics, Inc. (I)	6,052	221,745
Actelion, Ltd. (I)	8,927	945,896
Aegerion Pharmaceuticals, Inc. (I)(L)	4,265	233,551
Agios Pharmaceuticals, Inc. (I)	974	30,447
Alexion Pharmaceuticals, Inc. (I)	34,418	6,085,102
Alnylam Pharmaceuticals, Inc. (I)	8,580	697,039
AMAG Pharmaceuticals, Inc. (I)	3,276	67,911
Amgen, Inc.	132,099	16,382,918
Anacor Pharmaceuticals, Inc. (I)(L)	3,777	71,763
Arena Pharmaceuticals, Inc. (I)(L)	32,275	210,110
Arqule, Inc. (I)	9,172	20,637
Array BioPharma, Inc. (I)	18,683	90,052
Biogen Idec, Inc. (I)	41,387	14,099,723
BioTime, Inc. (I)	6,997	25,119
Bluebird Bio, Inc. (I)	1,002	25,551
Celgene Corp. (I)	72,287	11,620,135
Cell Therapeutics, Inc. (I)(L)	19,678	75,760
Celldex Therapeutics, Inc. (I)(L)	13,178	385,061
Cepheid, Inc. (L)(I)	9,873	529,785
Chelsea Therapeutics International, Ltd. (I)(L)	11,898	67,938
ChemoCentryx, Inc. (I)	3,752	28,515
Chimerix, Inc. (I)	1,246	24,920
Clovis Oncology, Inc. (I)	2,654	211,311
CSL, Ltd.	26,138	1,687,965
Cubist Pharmaceuticals, Inc. (I)	19,822	1,576,245
Curis, Inc. (I)	13,865	42,288
Cytokinetics, Inc. (I)	3,951	38,917
Cytori Therapeutics, Inc. (I)(L)	9,837	30,987
Dendreon Corp. (I)(L)	23,965	69,019
Durata Therapeutics, Inc. (I)	2,241	30,724
Dyax Corp. (I)	17,960	173,673
Dynavax Technologies Corp. (I)	39,845	74,112
Emergent Biosolutions, Inc. (I)	4,099	101,409
Enanta Pharmaceuticals, Inc. (I)	576	21,220
Epizyme, Inc. (I)	832	24,877
Exact Sciences Corp. (I)(L)	10,496	141,171
Exelixis, Inc. (I)(L)	28,910	204,105
Fibrocell Science, Inc. (I)(L)	4,202	23,909
Foundation Medicine, Inc. (I)(L)	1,046	37,269
Galena Biopharma, Inc. (I)(L)	14,950	59,053
Genomic Health, Inc. (I)(L)	2,570	67,874
Geron Corp. (I)	19,397	92,233
Gilead Sciences, Inc. (I)	268,649	22,241,451
Grifols SA	12,414	707,398
Halozyme Therapeutics, Inc. (I)(L)	13,193	185,889
Hyperion Therapeutics, Inc. (I)(L)	1,237	38,347
Idenix Pharmaceuticals, Inc. (I)(L)	14,923	101,775
ImmunoGen, Inc. (I)(L)	12,616	206,902
Immunomedics, Inc. (I)(L)	11,276	53,448
Infinity Pharmaceuticals, Inc. (I)	7,275	114,072
Insmed, Inc. (I)	5,131	102,671
Insys Therapeutics, Inc. (I)	719	48,374
Intercept Pharmaceuticals, Inc. (I)	1,057	433,899
InterMune, Inc. (I)	13,274	398,751
Intrexon Corp. (I)(L)	1,711	44,452
Ironwood Pharmaceuticals, Inc. (I)(L)	13,888	201,515
Isis Pharmaceuticals, Inc. (I)	16,578	845,478
Karyopharm Therapeutics, Inc. (I)(L)	1,170	46,964
Keryx Biopharmaceuticals, Inc. (I)(L)	13,172	211,411

The accompanying notes are an integral part of the financial statements.
187

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Kythera Biopharmaceuticals, Inc. (I)(L)	1,745	$87,198
Lexicon Pharmaceuticals, Inc. (I)(L)	34,406	61,587
Ligand Pharmaceuticals, Inc., Class B (I)(L)	2,625	183,094
MacroGenics, Inc. (I)	872	30,520
MannKind Corp. (I)(L)	22,091	136,743
MEI Pharma, Inc. (I)	2,148	18,537
Merrimack Pharmaceuticals, Inc. (I)(L)	14,536	72,389
MiMedx Group, Inc. (I)	13,519	96,661
Momenta Pharmaceuticals, Inc. (I)	7,033	104,088
Nanosphere, Inc. (I)	8,286	19,886
Navidea Biopharmaceuticals, Inc. (I)	17,429	32,244
Neurocrine Biosciences, Inc. (I)	9,871	174,026
NewLink Genetics Corp. (I)(L)	2,445	108,069
Novavax, Inc. (I)(L)	27,533	176,211
NPS Pharmaceuticals, Inc. (I)	14,810	518,054
OncoGenex Pharmaceuticals, Inc. (I)	2,371	26,128
OncoMed Pharmaceuticals, Inc. (I)	720	24,854
Onconova Therapeutics, Inc. (I)	889	7,557
Ophthotech Corp. (I)(L)	1,333	44,882
OPKO Health, Inc. (I)(L)	27,912	265,722
Orexigen Therapeutics, Inc. (I)(L)	15,079	104,648
Osiris Therapeutics, Inc. (I)(L)	2,541	38,801
PDL BioPharma, Inc. (L)	20,825	178,470
Peregrine Pharmaceuticals, Inc. (I)(L)	25,387	45,950
Portola Pharmaceuticals, Inc. (I)	1,648	40,195
Progenics Pharmaceuticals, Inc. (I)	9,267	43,277
Prothena Corp. PLC (I)	2,128	76,629
PTC Therapeutics, Inc. (I)	1,408	44,155
Puma Biotechnology, Inc. (I)	3,267	379,821
Raptor Pharmaceutical Corp. (I)(L)	8,847	140,048
Receptos, Inc. (I)	1,092	50,652
Regeneron Pharmaceuticals, Inc. (I)	13,812	4,592,490
Repligen Corp. (I)	4,627	69,266
Rigel Pharmaceuticals, Inc. (I)	13,907	47,840
Sangamo Biosciences, Inc. (I)	9,030	164,346
Sarepta Therapeutics, Inc. (I)(L)	5,592	162,336
SIGA Technologies, Inc. (I)(L)	6,793	21,806
Spectrum Pharmaceuticals, Inc. (I)(L)	9,605	80,202
Stemline Therapeutics, Inc. (I)(L)	1,500	38,790
Sunesis Pharmaceuticals, Inc. (I)	5,607	36,726
Synageva BioPharma Corp. (I)(L)	2,841	325,777
Synergy Pharmaceuticals, Inc. (I)(L)	12,341	74,910
Synta Pharmaceuticals Corp. (I)(L)	7,834	48,414
Targacept, Inc. (I)	4,383	21,608
TESARO, Inc. (I)	1,986	65,558
Tetraphase Pharmaceuticals, Inc. (I)	2,231	30,342
TG Therapeutics, Inc. (I)(L)	2,733	18,038
Threshold Pharmaceuticals, Inc. (I)	7,070	35,350
Trius Therapeutics, Inc. (I)(L)	6,739	674
United Therapeutics Corp. (I)(L)	12,367	1,254,261
Vanda Pharmaceuticals, Inc. (I)(L)	4,996	75,589
Verastem, Inc. (I)	2,565	34,294
Vertex Pharmaceuticals, Inc. (I)	40,934	3,309,923
Vical, Inc. (I)(L)	12,008	18,252
XOMA Corp. (I)	11,527	96,366
ZIOPHARM Oncology, Inc. (I)(L)	12,376	52,722

		97,033,402
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (I)(L)	3,281	124,514
Abbott Laboratories	270,903	10,776,521
ABIOMED, Inc. (I)(L)	5,707	160,880
Accuray, Inc. (I)(L)	11,011	103,283
Align Technology, Inc. (I)(L)	29,621	1,550,067

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Alphatec Holdings, Inc. (I)	11,457	$16,154
Analogic Corp.	1,781	167,877
AngioDynamics, Inc. (I)	3,764	57,966
Anika Therapeutics, Inc. (I)	1,766	69,527
Antares Pharma, Inc. (I)(L)	16,991	75,610
ArthroCare Corp. (I)	4,153	200,382
AtriCure, Inc. (I)	3,223	67,006
Atrion Corp.	244	70,621
Baxter International, Inc.	95,054	6,606,253
Becton, Dickinson and Company	34,093	3,928,195
Boston Scientific Corp. (I)	233,926	3,064,431
C.R. Bard, Inc.	13,632	1,965,189
Cantel Medical Corp.	4,867	157,447
Cardiovascular Systems, Inc. (I)	3,642	127,470
CareFusion Corp. (I)	36,820	1,492,315
Cerus Corp. (I)(L)	10,687	69,038
Cochlear, Ltd.	3,030	155,210
Coloplast A/S	17,698	1,489,969
CONMED Corp.	4,041	188,391
Covidien PLC	80,815	5,814,639
CryoLife, Inc.	4,457	44,392
Cutera, Inc. (I)	2,740	29,318
Cyberonics, Inc. (I)(L)	4,068	278,536
Cynosure, Inc., Class A (I)	2,894	89,077
DENTSPLY International, Inc.	24,966	1,132,957
Derma Sciences, Inc. (I)	3,120	45,833
DexCom, Inc. (I)	10,418	469,852
Edwards Lifesciences Corp. (I)(L)	19,139	1,335,137
Elekta AB, B Shares	19,942	265,336
Endologix, Inc. (I)	9,421	127,184
Essilor International SA	15,812	1,647,061
Exactech, Inc. (I)	1,724	40,169
GenMark Diagnostics, Inc. (I)	5,458	68,007
Getinge AB, B Shares	10,822	389,501
Globus Medical, Inc., Class A (I)	8,042	190,274
Greatbatch, Inc. (I)	3,500	151,655
Haemonetics Corp. (I)	7,514	274,111
HeartWare International, Inc. (I)	2,415	231,912
Hill-Rom Holdings, Inc.	15,734	595,217
Hologic, Inc. (I)	73,103	1,592,183
ICU Medical, Inc. (I)	1,896	109,703
IDEXX Laboratories, Inc. (I)(L)	13,892	1,749,003
Insulet Corp. (I)(L)	7,881	373,638
Integra LifeSciences Holdings Corp. (I)(L)	3,390	159,466
Intuitive Surgical, Inc. (I)	6,666	2,965,237
Invacare Corp.	4,778	94,700
Masimo Corp. (I)(L)	20,888	533,688
Medical Action Industries, Inc. (I)	2,296	16,807
Medtronic, Inc.	174,714	10,353,552
Meridian Bioscience, Inc. (L)	6,139	128,060
Merit Medical Systems, Inc. (I)	6,437	97,134
Natus Medical, Inc. (I)	4,502	113,000
Neogen Corp. (I)	5,326	230,722
NuVasive, Inc. (I)	6,542	240,419
NxStage Medical, Inc. (I)	8,974	124,469
Olympus Corp. (I)	21,600	750,489
OraSure Technologies, Inc. (I)	8,725	60,552
Orthofix International NV (I)	3,068	68,171
Oxford Immunotec Global PLC (I)	1,039	23,118
PhotoMedex, Inc. (I)(L)	2,304	33,731
Quidel Corp. (I)(L)	4,150	116,283
ResMed, Inc. (L)	38,029	1,674,037
Rockwell Medical Technologies, Inc. (I)(L)	5,917	75,087

The accompanying notes are an integral part of the financial statements.
188

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
RTI Biologics, Inc. (I)	9,766	$36,720
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	148,000	189,671
Sirona Dental Systems, Inc. (I)	13,977	984,819
Smith & Nephew PLC	79,665	1,267,971
Sonova Holding AG (I)	4,353	614,529
Spectranetics Corp. (I)	5,922	177,423
St. Jude Medical, Inc.	51,027	3,435,138
Staar Surgical Company (I)	5,472	77,484
STERIS Corp.	24,362	1,124,306
Stryker Corp.	51,826	4,158,518
SurModics, Inc. (I)	2,292	57,071
Symmetry Medical, Inc. (I)	5,487	58,052
Sysmex Corp.	6,400	383,441
Tandem Diabetes Care, Inc. (I)	1,435	36,951
TearLab Corp. (I)(L)	4,667	37,569
Teleflex, Inc.	11,017	1,123,624
Terumo Corp.	13,700	586,507
The Cooper Companies, Inc.	13,103	1,679,936
Thoratec Corp. (I)	23,699	880,181
Tornier NV (I)	3,884	74,573
Unilife Corp. (I)(L)	14,712	68,117
Utah Medical Products, Inc.	619	34,039
Varian Medical Systems, Inc. (I)	18,493	1,550,268
Vascular Solutions, Inc. (I)	2,680	69,734
Volcano Corp. (I)	8,107	173,976
West Pharmaceutical Services, Inc.	10,126	461,543
William Demant Holdings A/S (I)	3,991	359,156
Wright Medical Group, Inc. (I)	5,989	190,570
Zeltiq Aesthetics, Inc. (I)(L)	2,642	50,172
Zimmer Holdings, Inc.	30,104	2,824,959

		90,354,751
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I)(L)	5,196	256,890
Accretive Health, Inc. (I)(L)	8,816	72,996
Addus HomeCare Corp. (I)	812	23,353
Aetna, Inc.	64,387	4,681,579
Air Methods Corp. (I)(L)	5,748	310,507
Alfresa Holdings Corp.	3,600	211,066
Alliance HealthCare Services, Inc. (I)	752	22,665
Almost Family, Inc. (I)	1,357	37,209
Amedisys, Inc. (I)(L)	4,775	80,984
AmerisourceBergen Corp.	40,443	2,744,058
AMN Healthcare Services, Inc. (I)	6,865	95,629
Amsurg Corp. (I)	4,759	208,730
Bio-Reference Labs, Inc. (I)(L)	3,648	92,148
BioScrip, Inc. (I)	8,740	62,316
Capital Senior Living Corp. (I)	4,296	109,204
Cardinal Health, Inc.	59,709	4,270,985
Celesio AG	8,769	308,853
Centene Corp. (I)	7,994	509,058
Chemed Corp. (L)	2,601	220,045
Chindex International, Inc. (I)	1,905	36,671
Cigna Corp.	48,432	3,854,703
Community Health Systems, Inc. (I)	30,326	1,258,832
Corvel Corp. (I)	1,695	77,987
Cross Country Healthcare, Inc. (I)	4,485	46,644
DaVita HealthCare Partners, Inc. (I)	31,085	2,136,472
Emeritus Corp. (I)	6,043	190,536
ExamWorks Group, Inc. (I)	4,470	162,619
Express Scripts Holding Company (I)	141,179	10,632,190
Five Star Quality Care, Inc. (I)	6,452	37,357

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care AG &
Company KGaA	22,658	$1,554,549
Fresenius SE & Company KGaA	13,141	2,039,247
Gentiva Health Services, Inc. (I)	5,003	53,582
Hanger, Inc. (I)	5,156	182,780
Health Net, Inc. (I)	21,334	726,423
HealthSouth Corp.	12,726	415,886
Healthways, Inc. (I)	5,138	76,864
Henry Schein, Inc. (I)(L)	22,983	2,735,896
Humana, Inc.	27,310	3,071,283
IHH Healthcare BHD (I)	235,509	276,410
IPC The Hospitalist Company, Inc. (I)	2,485	127,555
Kindred Healthcare, Inc.	7,948	172,154
Laboratory Corp. of America Holdings (I)	15,442	1,444,445
Landauer, Inc.	1,520	73,659
LHC Group, Inc. (I)	1,792	42,220
Life Healthcare Group Holdings, Ltd.	21,261	74,476
LifePoint Hospitals, Inc. (I)	12,578	682,357
Magellan Health Services, Inc. (I)	3,982	243,459
McKesson Corp.	40,301	7,135,292
Mediclinic International, Ltd.	7,897	49,216
Medipal Holdings Corp.	11,900	183,956
MEDNAX, Inc. (I)	26,972	1,640,437
Miraca Holdings, Inc.	5,000	228,116
Molina Healthcare, Inc. (I)(L)	4,159	156,711
MWI Veterinary Supply, Inc. (I)	1,881	306,453
National Healthcare Corp.	1,422	73,233
National Research Corp., Class A (I)	1,488	26,040
Netcare, Ltd.	19,746	41,286
Odontoprev SA	10,100	36,836
Omnicare, Inc.	27,556	1,623,048
Owens & Minor, Inc. (L)	26,101	906,227
Patterson Companies, Inc.	14,366	591,305
PharMerica Corp. (I)	4,406	106,185
Qualicorp SA (I)	7,500	68,037
Quest Diagnostics, Inc. (L)	25,423	1,347,419
Ramsay Health Care, Ltd.	7,164	309,637
Select Medical Holdings Corp.	7,215	80,880
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	60,500	157,259
Sinopharm Group Company, Ltd., H Shares	86,800	241,877
Sonic Healthcare, Ltd.	20,841	324,450
Surgical Care Affiliates, Inc. (I)	1,658	50,436
Suzuken Company, Ltd.	6,300	239,419
Team Health Holdings, Inc. (I)	10,097	454,567
Tenet Healthcare Corp. (I)	17,370	766,364
The Ensign Group, Inc.	2,871	113,692
The Providence Service Corp. (I)	1,735	46,134
Triple-S Management Corp., Class B (I)	3,706	62,076
UnitedHealth Group, Inc.	176,404	13,630,737
Universal American Corp.	6,059	45,382
Universal Health Services, Inc., Class B	23,929	1,921,020
US Physical Therapy, Inc.	1,937	64,270
VCA Antech, Inc. (I)	23,782	736,529
WellCare Health Plans, Inc. (I)	18,077	1,117,520
WellPoint, Inc.	51,755	4,688,485

		86,316,062
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	42,572	790,562
athenahealth, Inc. (I)(L)	5,403	1,047,480
Cerner Corp. (I)	51,790	3,178,352
Computer Programs & Systems, Inc.	1,657	113,389
HealthStream, Inc. (I)	3,006	86,633

The accompanying notes are an integral part of the financial statements.
189

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
HMS Holdings Corp. (I)(L)	36,596	$748,754
M3, Inc.	63	209,947
MedAssets, Inc. (I)	9,046	219,727
Medidata Solutions, Inc. (I)	7,828	501,775
Merge Healthcare, Inc. (I)	9,924	24,909
Omnicell, Inc. (I)	5,052	145,397
Quality Systems, Inc.	5,988	104,550
Vocera Communications, Inc. (I)	3,281	55,843

		7,227,318
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	1,608	23,766
Affymetrix, Inc. (I)(L)	10,632	82,079
Agilent Technologies, Inc.	58,197	3,313,155
Albany Molecular Research, Inc. (I)(L)	3,772	58,843
Bio-Rad Laboratories, Inc., Class A (I)	5,379	697,764
Cambrex Corp. (I)	4,510	90,516
Charles River
Laboratories International, Inc. (I)	12,881	765,260
Covance, Inc. (I)	15,030	1,556,507
Fluidigm Corp. (I)	3,747	175,547
Furiex Pharmaceuticals, Inc. (I)	1,004	92,900
Lonza Group AG (I)	4,542	479,328
Luminex Corp. (I)	5,779	106,796
Mettler-Toledo International, Inc. (I)	7,946	1,952,809
Neogenomics, Inc. (I)	5,314	19,024
Pacific Biosciences of California, Inc. (I)	7,241	48,225
PAREXEL International Corp. (I)	8,368	448,274
PerkinElmer, Inc.	19,713	893,393
QIAGEN NV (I)	24,839	558,670
Sequenom, Inc. (I)(L)	18,084	42,859
Techne Corp.	8,883	789,166
Thermo Fisher Scientific, Inc.	63,225	7,874,042
Waters Corp. (I)	14,934	1,663,648

		21,732,571
Pharmaceuticals - 5.6%
AbbVie, Inc.	278,718	14,189,533
AcelRx Pharmaceuticals, Inc. (I)(L)	3,376	38,588
Actavis PLC (I)	30,495	6,733,906
Aerie Pharmaceuticals, Inc. (I)	1,263	29,011
Akorn, Inc. (I)(L)	8,595	221,923
Alimera Sciences, Inc. (I)(L)	2,814	18,882
Allergan, Inc.	52,002	6,604,254
Ampio Pharmaceuticals, Inc. (I)(L)	4,815	34,283
Aratana Therapeutics, Inc. (I)	963	22,505
Aspen Pharmacare Holdings, Ltd.	7,841	198,329
Astellas Pharma, Inc.	38,700	2,515,529
AstraZeneca PLC	110,941	7,541,463
Auxilium Pharmaceuticals, Inc. (I)	7,333	225,490
AVANIR Pharmaceuticals, Inc., Class A (I)	21,823	90,784
Bayer AG	86,811	12,309,834
BioDelivery Sciences International, Inc. (I)	4,506	42,221
Bristol-Myers Squibb Company	288,533	15,514,419
Cadence Pharmaceuticals, Inc. (I)	9,170	128,288
Celltrion, Inc. (I)	5,545	249,288
Cempra, Inc. (I)	2,925	33,316
Chugai Pharmaceutical Company, Ltd.	20,100	515,103
ContraVir Pharmaceuticals, Inc. (I)(L)	1,216	1,897
Corcept Therapeutics, Inc. (I)	8,547	28,034
Daiichi Sankyo Company, Ltd.	60,500	1,045,577
Dainippon Sumitomo Pharma Company, Ltd.	14,300	265,464
Depomed, Inc. (I)	8,425	101,521
Dr. Reddy’s Laboratories, Ltd., ADR (L)	9,040	414,936

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eisai Company, Ltd.	22,700	$888,223
Eli Lilly & Company	173,707	10,354,674
Endo Health Solutions, Inc. (I)(L)	30,735	2,453,268
Endocyte, Inc. (I)(L)	4,649	61,227
Forest Laboratories, Inc. (I)	41,555	4,054,521
Genomma Lab Internacional SAB de CV (I)	72,200	169,709
GlaxoSmithKline PLC	433,892	12,153,154
Hi-Tech Pharmacal Company, Inc. (I)	1,682	72,932
Hisamitsu Pharmaceutical Company, Inc.	5,500	257,769
Horizon Pharma, Inc. (I)(L)	7,703	94,131
Hospira, Inc. (I)	29,165	1,262,261
Impax Laboratories, Inc. (I)	10,147	261,488
Johnson & Johnson	494,421	45,546,063
Kalbe Farma Tbk PT	788,810	98,623
Kyowa Hakko Kogyo Company, Ltd.	20,737	222,947
Lannett Company, Inc. (I)	2,720	116,661
Mallinckrodt PLC (I)(L)	15,439	1,045,066
Merck & Company, Inc.	511,994	29,178,538
Merck KGaA	6,785	1,190,803
Mitsubishi Tanabe Pharma Corp.	20,200	297,821
Mylan, Inc. (I)	67,231	3,736,027
Nektar Therapeutics (I)	18,517	237,573
Novartis AG	200,227	16,664,910
Novo Nordisk A/S, Class B	317,087	15,089,857
Omeros Corp. (I)	4,549	60,775
Ono Pharmaceutical Company, Ltd.	7,400	733,648
Orion OYJ, Class B	21,289	700,142
Otsuka Holdings Company, Ltd.	32,600	1,003,071
Pacira Pharmaceuticals, Inc. (I)	4,061	317,733
Perrigo Company PLC	23,308	3,832,803
Pfizer, Inc.	1,135,686	36,466,877
Pharmstandard OJSC, GDR (I)	1,027	6,265
Pozen, Inc. (I)	4,474	35,613
Prestige Brands Holdings, Inc. (I)	7,581	215,983
Questcor Pharmaceuticals, Inc. (L)	7,643	464,312
Ranbaxy Laboratories, Ltd., GDR (I)	334	1,921
Ranbaxy Laboratories, Ltd., GDR
(London Exchange) (I)	11,367	64,820
Relypsa, Inc. (I)	911	35,948
Repros Therapeutics, Inc. (I)	3,502	68,464
Roche Holding AG	61,152	18,828,700
Sagent Pharmaceuticals, Inc. (I)	2,869	60,708
Salix Pharmaceuticals, Ltd. (I)	16,833	1,816,617
Sanofi	92,141	9,583,571
Santen Pharmaceutical Company, Ltd.	6,700	314,117
Sciclone Pharmaceuticals, Inc. (I)	8,151	37,902
ScinoPharm Taiwan, Ltd.	17,600	50,447
Shionogi & Company, Ltd.	26,800	582,292
Shire PLC	48,991	2,709,946
Sihuan Pharmaceutical Holdings Group, Ltd.	181,000	217,502
Sino Biopharmaceutical, Ltd.	260,000	242,897
Supernus Pharmaceuticals, Inc. (I)	2,371	23,805
Taisho Pharmaceutical
Holdings Company, Ltd.	2,800	213,090
Takeda Pharmaceutical Company, Ltd.	70,500	3,388,009
The Medicines Company (I)	9,341	285,368
TherapeuticsMD, Inc. (I)	12,837	88,190
Tsumura & Company, Ltd.	5,400	144,030
UCB SA	14,504	1,160,186
Vivus, Inc. (I)(L)	15,083	90,950
XenoPort, Inc. (I)	8,565	53,531
Yuhan Corp.	612	113,214
Zoetis, Inc.	87,588	2,716,980

The accompanying notes are an integral part of the financial statements.
190

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (I)(L)	14,810	$64,424

		301,417,475

		604,081,579
Industrials - 10.9%
Aerospace & Defense - 2.0%
AAR Corp.	5,920	171,088
Aerovironment, Inc. (I)	2,727	85,191
Airbus Group NV	45,561	3,347,698
Alliant Techsystems, Inc.	8,517	1,148,006
American Science & Engineering, Inc.	1,265	83,174
Astronics Corp. (I)	2,263	151,395
AviChina Industry & Technology
Company, Ltd., H Shares	164,000	100,478
B/E Aerospace, Inc. (I)	26,352	2,220,156
BAE Systems PLC	286,050	1,963,509
Cobham PLC	96,865	483,569
Cubic Corp.	2,998	155,896
Curtiss-Wright Corp.	6,927	472,144
DigitalGlobe, Inc. (I)	11,027	342,719
Ducommun, Inc. (I)	1,566	43,535
Embraer SA	22,200	198,572
Engility Holdings, Inc. (I)	2,597	108,373
Esterline Technologies Corp. (I)	13,035	1,403,870
Exelis, Inc.	50,480	1,031,306
Finmeccanica SpA (I)	47,496	466,104
GenCorp, Inc. (I)(L)	9,030	168,229
General Dynamics Corp.	58,645	6,423,973
HEICO Corp. (L)	9,855	612,882
Honeywell International, Inc.	137,527	12,988,050
Huntington Ingalls Industries, Inc.	13,209	1,338,468
Korea Aerospace Industries, Ltd.	3,120	91,816
Kratos Defense & Security Solutions, Inc. (I)	6,892	53,758
L-3 Communications Holdings, Inc.	15,432	1,780,853
LMI Aerospace, Inc. (I)	1,697	25,302
Lockheed Martin Corp.	47,161	7,654,230
Meggitt PLC (I)	69,913	588,946
Moog, Inc., Class A (I)	6,695	414,621
National Presto Industries, Inc. (L)	773	59,552
Northrop Grumman Corp.	38,916	4,710,003
Orbital Sciences Corp. (I)	8,983	255,297
Precision Castparts Corp.	25,453	6,563,820
Raytheon Company	56,007	5,483,645
Rockwell Collins, Inc.	23,682	1,954,712
Rolls-Royce Holdings PLC (I)	166,505	2,782,579
Safran SA	20,959	1,473,288
Singapore Technologies Engineering, Ltd.	113,000	338,983
Sparton Corp. (I)	1,530	49,572
Taser International, Inc. (I)	7,629	146,706
Teledyne Technologies, Inc. (I)	5,508	539,674
Textron, Inc.	49,272	1,956,098
Thales SA	6,929	460,069
The Boeing Company	121,158	15,619,689
The KEYW Holding Corp. (I)(L)	4,899	89,652
Triumph Group, Inc.	13,936	908,627
United Technologies Corp.	147,935	17,311,354
Zodiac Aerospace	13,360	470,676

		107,291,907
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	8,110	51,823
Atlas Air Worldwide Holdings, Inc. (I)	3,884	117,025
C.H. Robinson Worldwide, Inc. (L)	26,600	1,379,476

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Deutsche Post AG	95,173	$3,568,350
Echo Global Logistics, Inc. (I)	2,834	45,117
Expeditors International of Washington, Inc.	35,892	1,418,093
FedEx Corp.	52,120	6,949,160
Forward Air Corp.	4,526	195,795
Hub Group, Inc., Class A (I)	5,509	215,237
Hyundai Glovis Company, Ltd.	1,066	234,295
Pacer International, Inc. (I)	5,651	50,689
Park-Ohio Holdings Corp. (I)	1,323	69,643
TNT Express NV	24,036	233,486
Toll Holdings, Ltd.	35,432	168,576
United Parcel Service, Inc., Class B	125,291	11,999,119
UTi Worldwide, Inc.	37,654	370,515
XPO Logistics, Inc. (I)	4,362	137,141
Yamato Transport Company, Ltd.	33,100	687,190

		27,890,730
Airlines - 0.3%
Air China, Ltd., H Shares	161,466	105,580
AirAsia BHD	120,346	93,803
Alaska Air Group, Inc.	18,578	1,609,598
Allegiant Travel Company	2,203	218,670
ANA Holdings, Inc.	102,000	227,789
Cathay Pacific Airways, Ltd.	125,000	254,123
China Airlines, Ltd. (I)	236,000	81,302
China Southern Airlines Company, Ltd.,
H Shares	500	174
Delta Air Lines, Inc.	150,166	4,987,013
Deutsche Lufthansa AG (I)	24,355	629,881
easyJet PLC	14,273	410,486
Eva Airways Corp. (I)	148,000	76,417
Hawaiian Holdings, Inc. (I)	7,689	92,576
International Consolidated
Airlines Group SA (I)	79,264	578,045
Japan Airlines Company, Ltd.	5,300	263,909
JetBlue Airways Corp. (I)(L)	92,313	815,124
Korean Air Lines Company, Ltd. (I)	2,295	73,855
Qantas Airways, Ltd. (I)	52,173	54,529
Republic Airways Holdings, Inc. (I)	7,564	72,463
Ryanair Holdings PLC, ADR (I)(L)	2,890	164,036
Singapore Airlines, Ltd.	11,140	89,876
Singapore Airlines, Ltd.	27,000	216,948
SkyWest, Inc.	7,920	100,584
Southwest Airlines Company	121,925	2,735,997
Spirit Airlines, Inc. (I)	8,836	499,057

		14,451,835
Building Products - 0.3%
AAON, Inc.	4,163	124,390
Allegion PLC	15,386	836,229
American Woodmark Corp. (I)	1,560	50,092
AO Smith Corp.	20,503	1,018,999
Apogee Enterprises, Inc.	4,250	145,478
Asahi Glass Company, Ltd.	90,000	495,587
Assa Abloy AB, Series B	18,019	916,191
Builders FirstSource, Inc. (I)	6,584	56,688
Cie de Saint-Gobain	32,003	1,919,120
Daikin Industries, Ltd.	21,000	1,209,954
Fortune Brands Home & Security, Inc.	44,478	2,078,902
Geberit AG (I)	3,291	1,034,247
Gibraltar Industries, Inc. (I)	4,701	86,639
Griffon Corp.	6,779	84,060
Insteel Industries, Inc.	2,846	56,635
KCC Corp.	383	185,382

The accompanying notes are an integral part of the financial statements.
191

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Lennox International, Inc.	12,186	$1,119,650
LIXIL Group Corp.	23,900	700,678
Masco Corp.	62,533	1,460,146
NCI Building Systems, Inc. (I)	2,946	50,259
Nortek, Inc. (I)	1,386	100,333
Patrick Industries, Inc. (I)	997	42,063
PGT, Inc. (I)	5,164	59,851
Ply Gem Holdings, Inc. (I)	2,495	31,961
Quanex Building Products Corp.	5,572	108,320
Simpson Manufacturing Company, Inc. (L)	6,038	213,443
Taiwan Glass Industrial Corp.	84,395	83,811
TOTO, Ltd.	25,000	354,763
Trex Company, Inc. (I)	2,531	197,975
Universal Forest Products, Inc.	2,981	166,131
USG Corp. (I)(L)	11,291	398,911

		15,386,888
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	8,069	227,788
ACCO Brands Corp. (I)	17,122	101,362
Aggreko PLC	23,834	622,147
ARC Document Solutions, Inc. (I)	5,889	46,464
Babcock International Group PLC	32,083	789,856
Brambles, Ltd.	83,714	702,188
Casella Waste Systems, Inc., Class A (I)	5,995	32,133
Ceco Environmental Corp.	2,774	44,800
Cenveo, Inc. (I)(L)	9,838	33,351
China Everbright International, Ltd.	236,000	346,790
Cintas Corp.	17,623	1,069,011
Clean Harbors, Inc. (I)	14,790	698,975
Copart, Inc. (I)	29,926	1,090,204
Courier Corp.	2,323	38,260
Dai Nippon Printing Company, Ltd.	50,000	503,724
Deluxe Corp. (L)	21,030	1,061,594
Edenred	15,490	496,954
EnerNOC, Inc. (I)	3,932	85,285
Ennis, Inc.	4,236	66,929
G&K Services, Inc., Class A	2,866	179,498
G4S PLC	137,492	546,742
Healthcare Services Group, Inc.	10,131	272,828
Heritage-Crystal Clean, Inc. (I)	1,551	28,073
Herman Miller, Inc.	24,496	690,297
HNI Corp. (L)	18,869	670,793
InnerWorkings, Inc. (I)	7,049	55,546
Interface, Inc.	8,870	170,836
Iron Mountain, Inc.	30,281	823,643
Kimball International, Inc., Class B	4,829	90,640
Knoll, Inc.	7,421	115,545
McGrath RentCorp.	3,709	120,060
Mine Safety Appliances Company (I)	12,587	647,601
Mobile Mini, Inc.	5,648	254,216
Multi-Color Corp.	1,847	62,558
Park24 Company, Ltd.	8,600	173,872
Performant Financial Corp. (I)	3,261	25,795
Pitney Bowes, Inc. (L)	35,759	910,067
Quad/Graphics, Inc. (L)	3,782	84,603
R.R. Donnelley & Sons Company (L)	48,525	928,283
Republic Services, Inc.	47,212	1,610,401
Rollins, Inc.	17,187	513,204
S1 Corp.	1,292	98,674
Schawk, Inc.	1,999	27,946
Secom Company, Ltd.	18,900	1,069,991
Securitas AB, Series B	16,780	184,684
Serco Group PLC	44,831	346,148

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Societe BIC SA	2,252	$288,480
SP Plus Corp. (I)	2,394	62,843
Steelcase, Inc., Class A	12,516	186,113
Stericycle, Inc. (I)	15,069	1,717,866
Swisher Hygiene, Inc. (I)	18,011	8,825
Team, Inc. (I)	3,054	132,055
Tetra Tech, Inc. (I)	9,534	275,342
The ADT Corp. (L)	35,340	1,085,291
The Brink’s Company	19,964	607,105
Toppan Printing Company, Ltd.	50,000	372,418
Tyco International, Ltd.	81,663	3,444,545
UniFirst Corp.	2,136	234,298
United Stationers, Inc.	5,992	255,439
US Ecology, Inc.	3,238	116,341
Viad Corp.	3,130	75,277
Waste Connections, Inc.	33,064	1,430,679
Waste Management, Inc.	76,596	3,178,734
West Corp.	3,181	79,907

		32,311,917
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	12,096	433,897
AECOM Technology Corp. (I)	26,270	839,064
Aegion Corp. (I)	5,898	136,539
Ameresco, Inc., Class A (I)	3,737	38,342
Argan, Inc.	2,088	59,696
Bouygues SA	14,935	601,126
China Communications Construction
Company, Ltd., H Shares	386,965	271,221
China Railway Construction Corp., H Shares	172,300	143,283
China Railway Group, Ltd., H Shares	350,000	151,597
China State Construction
International Holdings, Ltd.	152,000	260,077
Chiyoda Corp.	14,000	213,098
Comfort Systems USA, Inc.	5,633	92,550
CTCI Corp.	53,000	73,183
Daelim Industrial Company, Ltd.	2,262	187,191
Daewoo Engineering &
Construction Company, Ltd. (I)	8,989	68,554
Dialog Group BHD	175,400	181,679
Doosan Heavy Industries and
Construction Company, Ltd.	3,877	131,799
Dycom Industries, Inc. (I)	4,914	141,965
EMCOR Group, Inc.	9,844	460,502
Ferrovial SA	33,616	708,362
Fluor Corp.	28,598	2,221,779
Furmanite Corp. (I)	5,813	68,826
Gamuda BHD	164,700	227,410
Granite Construction, Inc.	15,521	570,552
Great Lakes Dredge & Dock Corp. (I)(L)	9,261	76,496
GS Engineering & Construction Corp. (I)	2,963	100,322
Hochtief AG	3,154	293,003
Hyundai Development Company	4,440	121,820
Hyundai Engineering &
Construction Company, Ltd.	5,879	322,173
IJM Corp. BHD	108,500	191,320
Jacobs Engineering Group, Inc. (I)	23,282	1,412,053
JGC Corp.	18,000	667,622
Kajima Corp.	76,000	268,464
KBR, Inc.	39,635	1,094,719
Kinden Corp.	12,000	124,882
Koninklijke Boskalis Westinster NV	5,310	265,364
Larsen & Toubro, Ltd., GDR	1,940	34,610

The accompanying notes are an integral part of the financial statements.
192

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Larsen & Toubro, Ltd., GDR
(London Exchange)	27,007	$481,099
Layne Christensen Company (I)(L)	2,976	52,854
Leighton Holdings, Ltd.	8,788	142,263
MasTec, Inc. (I)(L)	8,720	356,997
MYR Group, Inc. (I)	3,313	77,094
Northwest Pipe Company (I)	1,589	56,330
Obayashi Corp.	59,000	362,486
OCI (I)	6,177	301,128
Orion Marine Group, Inc. (I)	4,051	45,736
Pike Corp. (I)	3,825	39,704
Primoris Services Corp.	5,248	164,105
Promotora y Operadora de Infraestructura
SAB de CV (I)	23,700	306,510
Quanta Services, Inc. (I)	37,430	1,317,910
Samsung Engineering Company, Ltd. (I)	2,435	171,818
Shimizu Corp.	52,000	281,529
Sinopec Engineering Group Company, Ltd.,
H Shares	83,000	104,035
Skanska AB, Series B	20,545	445,431
Sterling Construction Company, Inc. (I)	2,873	27,207
Taisei Corp.	87,000	388,680
Tutor Perini Corp. (I)	5,484	135,181
URS Corp.	20,067	933,116
Vinci SA	36,992	2,758,699

		22,205,052
Electrical Equipment - 0.9%
ABB, Ltd. (I)	191,414	4,885,291
Acuity Brands, Inc.	17,778	2,507,587
Alstom SA	16,464	443,014
AMETEK, Inc.	42,709	2,273,827
AZZ, Inc.	3,807	168,917
Brady Corp., Class A	6,857	183,425
Capstone Turbine Corp. (I)(L)	46,376	83,013
Eaton Corp. PLC	83,175	6,214,004
Emerson Electric Company	123,401	8,053,149
Encore Wire Corp.	3,089	161,524
EnerSys, Inc.	7,045	500,477
Enphase Energy, Inc. (I)(L)	2,456	19,820
Franklin Electric Company, Inc.	6,992	304,781
FuelCell Energy, Inc. (I)(L)	28,561	55,694
Fuji Electric Company, Ltd.	50,000	229,853
Generac Holdings, Inc.	7,556	430,465
General Cable Corp.	20,607	634,283
Global Power Equipment Group, Inc.	2,538	46,496
GrafTech International, Ltd. (I)	17,319	167,994
Hubbell, Inc., Class B	14,411	1,722,691
II-VI, Inc. (I)	7,693	126,088
Legrand SA	20,459	1,264,957
LS Cable, Ltd.	1,506	103,381
LS Industrial Systems Company, Ltd.	1,314	78,039
LSI Industries, Inc.	3,307	27,415
Mabuchi Motor Company, Ltd.	2,300	154,141
Mitsubishi Electric Corp.	173,000	2,058,914
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	9,100	1,119,010
OSRAM Licht AG (I)	8,849	600,672
Polypore International, Inc. (I)(L)	6,894	238,601
Powell Industries, Inc.	1,435	97,767
PowerSecure International, Inc. (I)	3,330	75,691
Preformed Line Products Company	395	24,530
Prysmian SpA	23,942	618,466
Regal-Beloit Corp.	12,078	890,028

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Revolution Lighting Technologies, Inc. (I)(L)	4,483	$14,166
Rockwell Automation, Inc.	24,235	2,977,027
Roper Industries, Inc.	17,316	2,348,396
Schneider Electric SA	40,904	3,639,936
Schneider Electric SA	1,474	130,048
Shanghai Electric Group Company, Ltd.,
H Shares	233,136	78,893
Sumitomo Electric Industries, Ltd.	67,700	1,039,192
Teco Electric & Machinery Company, Ltd.	160,000	184,573
Thermon Group Holdings, Inc. (I)	4,103	99,662
Vicor Corp. (I)	2,742	29,531
Walsin Lihwa Corp. (I)	287,000	89,660
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	48,000	152,927

		47,348,016
Industrial Conglomerates - 1.8%
3M Company	112,094	15,102,425
Alfa SAB de CV, Class A	250,300	603,442
Beijing Enterprises Holdings, Ltd.	45,714	438,761
Bidvest Group, Ltd.	6,775	159,177
Carlisle Companies, Inc.	17,033	1,351,058
CITIC Pacific, Ltd.	128,033	185,770
CJ Corp.	1,180	141,112
Danaher Corp.	105,138	8,042,006
Doosan Corp.	671	86,899
Far Eastern New Century Corp.	274,679	289,699
General Electric Company	1,772,999	45,158,285
Grupo Carso SAB de CV, Series A1	51,100	268,703
Hopewell Holdings, Ltd.	60,000	203,205
Hutchison Whampoa, Ltd.	229,000	3,093,384
Keppel Corp., Ltd.	104,931	867,664
Koninklijke Philips NV	67,898	2,371,275
LG Corp.	7,711	404,983
MMC Corp. BHD	66,828	56,914
NWS Holdings, Ltd.	155,230	243,528
Raven Industries, Inc. (L)	5,404	197,624
Reunert, Ltd.	4,776	28,025
Samsung Techwin Company, Ltd.	2,933	144,917
Sembcorp Industries, Ltd.	72,000	307,613
Shanghai Industrial Holdings, Ltd.	43,070	146,995
Siemens AG	83,236	11,097,646
Sime Darby BHD	260,400	724,430
SK Holdings Company, Ltd.	2,098	378,948
Smiths Group PLC	34,870	798,454
Toshiba Corp.	361,000	1,566,811

		94,459,753
Machinery - 2.2%
Accuride Corp. (I)	6,159	27,161
Actuant Corp., Class A	10,747	376,790
AGCO Corp.	24,234	1,271,800
Airtac International Group	350	3,588
Alamo Group, Inc.	1,083	56,944
Albany International Corp., Class A	4,103	148,036
Alfa Laval AB	16,976	460,003
Altra Holdings, Inc.	4,035	142,839
Amada Company, Ltd.	31,000	259,148
American Railcar Industries, Inc. (L)	1,394	96,535
Andritz AG	6,416	402,402
Astec Industries, Inc.	3,035	122,068
Atlas Copco AB, Series A	36,213	1,015,263
Atlas Copco AB, Series B	21,062	558,328
Barnes Group, Inc.	7,936	305,139

The accompanying notes are an integral part of the financial statements.
193

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Blount International, Inc. (I)	7,516	$92,071
Briggs & Stratton Corp. (L)	7,246	165,064
Caterpillar, Inc.	111,561	10,818,070
Chart Industries, Inc. (I)	4,471	373,597
China International Marine Containers Group
Company, Ltd., H Shares	43,200	105,120
CIRCOR International, Inc.	2,585	184,983
CLARCOR, Inc.	20,692	1,198,688
CNH Industrial NV (I)	110,864	1,218,262
Columbus McKinnon Corp. (I)	3,040	77,398
Commercial Vehicle Group, Inc. (I)	4,312	38,463
Crane Company	13,085	934,531
CSR Corp., Ltd., H Shares	168,000	126,107
Cummins, Inc.	30,546	4,457,272
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	7,760	239,254
Deere & Company	66,954	5,753,357
Donaldson Company, Inc.	35,992	1,541,897
Doosan Infracore Company, Ltd. (I)	10,940	138,181
Douglas Dynamics, Inc.	3,845	62,212
Dover Corp.	29,855	2,815,327
Dynamic Materials Corp.	2,080	43,181
Energy Recovery, Inc. (I)(L)	6,535	29,277
EnPro Industries, Inc. (I)	3,086	221,050
ESCO Technologies, Inc.	3,998	143,288
FANUC Corp.	17,100	2,976,833
Federal Signal Corp. (I)	9,316	119,711
Flowserve Corp.	24,452	1,985,747
FreightCar America, Inc.	2,061	52,679
GEA Group AG	19,195	928,911
Global Brass & Copper Holdings, Inc.	1,204	20,384
Graco, Inc.	16,385	1,278,522
Graham Corp.	1,491	51,842
Greenbrier Companies, Inc. (I)	3,596	151,284
Haitian International Holdings, Ltd.	26,000	56,250
Harsco Corp.	21,525	540,708
Hino Motors, Ltd.	23,000	341,329
Hitachi Construction
Machinery Company, Ltd.	9,800	190,992
Hiwin Technologies Corp.	15,759	157,979
Hurco Companies, Inc.	1,234	30,862
Hyster-Yale Materials Handling, Inc.	1,529	154,337
Hyundai Heavy Industries Company, Ltd.	3,391	698,959
Hyundai Mipo Dockyard	892	132,366
IDEX Corp.	21,707	1,629,544
IHI Corp.	119,000	546,397
Illinois Tool Works, Inc.	71,557	5,903,453
IMI PLC	24,584	627,218
Ingersoll-Rand PLC	46,914	2,868,322
ITT Corp.	24,270	1,065,453
John Bean Technologies Corp.	4,222	127,336
Joy Global, Inc. (L)	18,588	1,022,340
JTEKT Corp.	18,100	302,950
Kadant, Inc.	1,812	72,752
Kawasaki Heavy Industries, Ltd.	128,000	525,353
Kennametal, Inc.	20,979	917,621
Komatsu, Ltd.	83,800	1,771,924
Kone OYJ	67,048	2,726,789
Kubota Corp.	96,000	1,349,074
Kurita Water Industries, Ltd.	9,400	198,754
LB Foster Company, Class A	1,704	79,219
Lincoln Electric Holdings, Inc.	21,835	1,636,970
Lindsay Corp. (L)	1,908	161,913

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (I)	2,895	$58,653
Makita Corp.	10,100	563,996
MAN SE	3,748	483,592
Manitex International, Inc. (I)	2,045	30,655
Melrose Industries PLC	95,204	522,828
Meritor, Inc. (I)	14,393	178,617
Metso OYJ	27,442	887,173
Middleby Corp. (I)	2,759	818,209
Miller Industries, Inc. (L)	2,410	43,501
Mitsubishi Heavy Industries, Ltd.	271,000	1,669,531
Mueller Industries, Inc.	4,129	257,980
Mueller Water Products, Inc., Class A	23,511	226,881
Nabtesco Corp.	10,000	251,146
NGK Insulators, Ltd.	24,000	521,032
NN, Inc.	2,570	49,575
Nordson Corp.	16,172	1,183,144
NSK, Ltd.	42,000	461,981
Oshkosh Corp.	23,116	1,336,798
PACCAR, Inc.	61,824	4,070,492
Pall Corp.	19,449	1,672,614
Parker Hannifin Corp.	26,117	3,148,404
Pentair, Ltd.	34,875	2,818,249
PMFG, Inc. (I)(L)	3,841	25,120
Proto Labs, Inc. (I)	2,496	194,438
RBC Bearings, Inc. (I)	3,435	220,699
Rexnord Corp. (I)	4,459	133,725
Samsung Heavy Industries Company, Ltd.	13,111	392,628
Sandvik AB	57,534	801,320
Scania AB, B Shares	17,283	530,110
Schindler Holding AG,
Participation Certificates	3,971	594,956
Schindler Holding AG, Registered Shares	1,902	288,505
SembCorp Marine, Ltd.	61,600	199,946
SKF AB, B Shares	21,346	570,851
SMC Corp.	4,600	1,171,881
Snap-on, Inc.	10,301	1,155,463
SPX Corp.	12,139	1,307,128
Standex International Corp.	1,927	106,582
Stanley Black & Decker, Inc.	27,199	2,258,605
Sulzer AG	2,058	290,962
Sumitomo Heavy Industries, Ltd.	48,000	222,010
Sun Hydraulics Corp.	3,203	135,487
Tecumseh Products Company, Class A (I)	3,328	26,291
Tennant Company	2,682	164,299
Terex Corp.	29,813	1,327,573
The ExOne Company (I)(L)	988	45,744
The Gorman-Rupp Company	2,859	90,059
The Japan Steel Works, Ltd.	29,000	142,311
The Weir Group PLC	18,873	810,122
THK Company, Ltd.	10,400	239,232
Timken Company	21,307	1,286,091
Titan International, Inc. (L)	7,923	150,220
TriMas Corp. (I)	6,681	224,548
Trinity Industries, Inc.	20,898	1,500,685
Twin Disc, Inc. (L)	1,535	38,022
United Tractors Tbk PT	55,037	90,251
Vallourec SA	8,188	438,348
Valmet Corp. (I)	26,350	241,321
Valmont Industries, Inc. (L)	7,172	1,044,458
Volvo AB, Series B	81,847	1,229,876
Wabash National Corp. (I)	10,165	137,329
Wabtec Corp.	25,784	2,046,476
Wartsila OYJ ABP	38,115	2,249,773

The accompanying notes are an integral part of the financial statements.
194

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	4,199	$258,742
WEG SA	8,200	106,806
Weichai Power Company, Ltd., H Shares	42,920	163,178
Woodward, Inc.	26,391	1,150,384
Xerium Technologies, Inc. (I)	1,721	27,106
Xylem, Inc.	31,948	1,257,154
Yangzijiang Shipbuilding Holdings, Ltd.	144,000	129,101
Zardoya Otis SA	13,955	241,331
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	119,000	89,217

		118,227,286
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	88	1,029,871
A.P. Moeller Maersk A/S, Series B	209	2,552,495
China COSCO Holdings Company, Ltd.,
H Shares (I)	225,379	96,993
China Shipping Container Lines
Company, Ltd., H Shares (I)	308,076	76,859
Evergreen Marine Corp., Ltd. (I)	148,000	88,102
Hyundai Merchant Marine Company, Ltd. (I)	5,550	69,778
Kirby Corp. (I)	15,199	1,589,967
Kuehne & Nagel International AG	4,727	674,741
Matson, Inc.	17,867	430,952
MISC BHD (I)	107,400	208,351
Mitsui O.S.K. Lines, Ltd.	97,000	403,838
Nippon Yusen KK	145,000	464,488
U-Ming Marine Transport Corp.	38,000	63,735
Wan Hai Lines, Ltd.	60,000	28,068
Yang Ming Marine Transport Corp. (I)	125,000	53,816

		7,832,054
Professional Services - 0.4%
Acacia Research Corp. (L)	7,428	113,871
Adecco SA (I)	11,540	994,391
ALS, Ltd.	20,097	136,385
Barrett Business Services, Inc.	1,060	74,200
Bureau Veritas SA	16,836	463,387
Capita PLC	58,278	1,112,266
CBIZ, Inc. (I)	5,757	52,561
CDI Corp.	2,127	38,860
CRA International, Inc. (I)	1,934	45,198
Equifax, Inc.	21,514	1,507,271
Experian PLC	88,968	1,609,222
Exponent, Inc.	1,937	137,992
Franklin Covey Company (I)	1,669	34,966
FTI Consulting, Inc. (I)	16,708	487,707
GP Strategies Corp. (I)	2,285	66,539
Heidrick & Struggles International, Inc.	2,891	53,165
Huron Consulting Group, Inc. (I)	3,437	227,426
ICF International, Inc. (I)	2,972	120,128
Insperity, Inc.	3,326	97,086
Intertek Group PLC	14,297	703,238
Kelly Services, Inc., Class A	3,962	99,684
Kforce, Inc.	4,127	90,423
Korn/Ferry International (I)	7,143	181,361
ManpowerGroup, Inc.	21,142	1,652,459
Mistras Group, Inc. (I)	2,451	54,020
Navigant Consulting, Inc. (I)	7,448	129,819
Nielsen Holdings NV	44,340	2,099,056
Odyssey Marine Exploration, Inc. (I)(L)	12,438	27,239
On Assignment, Inc. (I)	6,774	233,026
Pendrell Corp. (I)	23,036	35,015
Randstad Holding NV	8,641	542,799

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	6,270	$85,899
Robert Half International, Inc.	24,172	989,602
RPX Corp. (I)	4,833	77,425
Seek, Ltd.	16,750	256,668
SGS SA	478	1,182,822
The Advisory Board Company (I)	5,220	334,498
The Corporate Executive Board Company	13,961	1,044,004
The Dun & Bradstreet Corp. (L)	6,690	663,715
Towers Watson & Company, Class A	17,276	1,884,812
TrueBlue, Inc. (I)	5,985	170,453
VSE Corp.	640	30,912
WageWorks, Inc. (I)	3,640	215,306

		20,156,876
Road & Rail - 0.8%
All America Latina Logistica SA	16,800	48,526
Arkansas Best Corp.	3,844	127,851
Asciano, Ltd.	53,535	258,167
Aurizon Holdings, Ltd.	109,242	497,623
Celadon Group, Inc.	3,309	75,114
Central Japan Railway Company, Ltd.	12,900	1,505,585
ComfortDelGro Corp., Ltd.	142,000	216,310
Con-way, Inc.	15,230	580,872
CSX Corp.	177,648	4,922,626
DSV A/S, ADR	28,654	917,382
East Japan Railway Company	29,900	2,338,234
Genesee & Wyoming, Inc., Class A (I)	13,603	1,345,609
Hankyu Hanshin Holdings, Inc.	103,000	565,988
Heartland Express, Inc.	6,823	139,053
J.B. Hunt Transport Services, Inc.	24,617	1,769,224
Kansas City Southern	19,345	1,816,882
Keikyu Corp.	42,000	352,930
Keio Corp.	52,000	368,571
Keisei Electric Railway Company, Ltd.	25,000	219,857
Kintetsu Corp.	161,000	584,776
Knight Transportation, Inc.	8,652	185,845
Landstar System, Inc.	12,216	704,985
Localiza Rent a Car SA	5,170	68,750
Marten Transport, Ltd.	3,814	74,335
MTR Corp., Ltd.	157,528	574,093
Nippon Express Company, Ltd.	71,000	331,676
Norfolk Southern Corp.	54,139	4,975,915
Odakyu Electric Railway Company, Ltd.	56,000	501,883
Old Dominion Freight Line, Inc. (I)	18,690	995,056
Patriot Transportation Holding, Inc. (I)	1,151	41,033
Quality Distribution, Inc. (I)	3,373	43,242
Roadrunner Transportation Systems, Inc. (I)	2,860	67,239
Ryder Systems, Inc.	9,180	691,438
Saia, Inc. (I)	3,705	127,971
Swift Transportation Company (I)	12,355	300,968
Tobu Railway Company, Ltd.	92,000	447,819
Tokyu Corp.	102,000	623,317
Union Pacific Corp.	80,710	14,558,470
Werner Enterprises, Inc. (L)	18,905	488,694
West Japan Railway Company	15,100	620,726
YRC Worldwide, Inc. (I)(L)	1,606	42,077

		45,116,712
Trading Companies & Distributors - 0.5%
Aceto Corp.	4,115	75,263
Aircastle, Ltd.	9,873	194,498
Applied Industrial Technologies, Inc.	6,193	316,029
Barloworld, Ltd.	4,506	44,923
Beacon Roofing Supply, Inc. (I)	7,216	272,693

The accompanying notes are an integral part of the financial statements.
195

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Brenntag AG	5,406	$1,004,424
Bunzl PLC	29,466	775,583
CAI International, Inc. (I)	2,869	69,831
Daewoo International Corp.	3,625	142,887
DXP Enterprises, Inc. (I)	1,409	143,380
Fastenal Company (L)	47,890	2,259,929
GATX Corp.	12,326	799,834
H&E Equipment Services, Inc. (I)	4,389	143,608
Houston Wire & Cable Company	3,401	47,308
ITOCHU Corp.	135,200	1,684,850
Kaman Corp.	4,157	165,116
Marubeni Corp.	148,200	1,041,876
Mitsubishi Corp.	126,200	2,422,209
Mitsui & Company, Ltd.	154,900	2,387,904
MSC Industrial Direct Company, Inc., Class A	12,916	1,115,038
Noble Group, Ltd.	316,773	257,741
Rexel SA	16,187	408,236
Rush Enterprises, Inc., Class A (I)(L)	4,865	139,139
Samsung C&T Corp.	10,143	598,643
SK Networks Company, Ltd. (I)	9,880	77,263
Sojitz Corp.	108,800	193,158
Stock Building Supply Holdings, Inc. (I)	1,232	27,424
Sumitomo Corp.	101,100	1,337,428
TAL International Group, Inc. (I)	4,985	220,836
Textainer Group Holdings, Ltd. (L)	3,031	110,541
Titan Machinery, Inc. (I)(L)	2,769	43,806
Toyota Tsusho Corp.	19,100	472,142
Travis Perkins PLC	21,790	712,338
United Rentals, Inc. (I)(L)	24,964	2,205,320
W.W. Grainger, Inc.	10,825	2,760,592
Watsco, Inc.	10,967	1,078,933
Wolseley PLC	23,507	1,366,630

		27,117,353
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	32,068	751,632
Aeroports de Paris	2,347	284,364
Atlantia SpA	43,632	1,104,356
Beijing Capital International Airport
Company, Ltd., H Shares	165,211	125,754
CCR SA	33,200	227,884
China Merchants Holdings
International Company, Ltd.	100,031	356,787
COSCO Pacific, Ltd.	147,508	198,074
EcoRodovias Infraestrutura e Logistica SA	6,400	33,686
Fraport AG Frankfurt Airport
Services Worldwide	3,861	307,245
Groupe Eurotunnel SA	41,883	502,863
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	26,200	140,417
Grupo Aeroportuario del Sureste SAB
de CV, Class B	18,800	209,113
Hutchison Port Holdings Trust	386,100	241,467
Jasa Marga Tbk PT	58,354	27,093
Jiangsu Expressway Company, Ltd., H Shares	106,855	136,370
Kamigumi Company, Ltd.	21,000	195,110
Kerry Logistics HK, Ltd. (I)	384	629
Malaysia Airports Holdings BHD	53,322	136,313
Mitsubishi Logistics Corp.	11,000	153,156
OHL Mexico SAB de CV (I)	59,000	149,271
Sydney Airport	60,119	218,199
Transurban Group	75,969	480,109
Wesco Aircraft Holdings, Inc. (I)	6,053	131,290

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Zhejiang Expressway Company, Ltd., H Shares	126,282	$109,833

		6,221,015

		586,017,394
Information Technology - 14.3%
Communications Equipment - 1.2%
ADTRAN, Inc.	24,208	634,250
Alcatel-Lucent (I)	214,754	929,298
Alliance Fiber Optic Products, Inc. (L)	1,898	22,852
Ambient Corp. (I)	394	745
ARRIS Group, Inc. (I)	17,175	492,923
Aruba Networks, Inc. (I)(L)	16,831	345,204
Aviat Networks, Inc. (I)	10,074	19,644
Bel Fuse, Inc., Class B	1,698	32,262
Black Box Corp.	2,481	65,995
CalAmp Corp. (I)	5,159	165,294
Calix, Inc. (I)	6,166	49,020
Ciena Corp. (I)(L)	42,517	1,044,643
Cisco Systems, Inc.	937,013	20,426,883
Comtech Telecommunications Corp.	2,571	82,298
Digi International, Inc. (I)	4,209	40,196
Emulex Corp. (I)	12,009	87,426
Extreme Networks, Inc. (I)	13,824	79,212
F5 Networks, Inc. (I)	13,501	1,516,702
Finisar Corp. (I)	13,787	326,752
Harmonic, Inc. (I)	15,265	99,070
Harris Corp.	18,758	1,384,716
Infinera Corp. (I)(L)	17,271	143,695
InterDigital, Inc.	17,117	522,069
Ixia (I)	8,550	105,678
JDS Uniphase Corp. (I)	62,311	858,646
Juniper Networks, Inc. (I)	88,515	2,366,891
KVH Industries, Inc. (I)	3,006	38,868
Motorola Solutions, Inc.	40,369	2,672,428
NETGEAR, Inc. (I)(L)	5,733	195,954
Numerex Corp., Class A (I)	2,502	37,130
Oplink Communications, Inc. (I)	2,799	49,038
Parkervision, Inc. (L)(I)	13,443	67,215
PC-Tel, Inc.	3,574	31,094
Plantronics, Inc.	18,079	802,346
Polycom, Inc. (I)	38,255	511,087
Procera Networks, Inc. (L)(I)	3,011	33,211
QUALCOMM, Inc.	296,078	22,291,713
Riverbed Technology, Inc. (I)	43,332	965,437
Ruckus Wireless, Inc. (I)	6,921	96,894
ShoreTel, Inc. (I)	8,885	78,099
Sonus Networks, Inc. (I)	32,205	120,125
Telefonaktiebolaget LM Ericsson, B Shares	164,168	2,122,171
Tessco Technologies, Inc.	973	37,052
Ubiquiti Networks, Inc. (I)	1,845	91,161
ViaSat, Inc. (I)(L)	5,835	389,253
Westell Technologies, Inc., Class A (I)	7,147	29,517
ZTE Corp., H Shares (I)	55,096	117,309

		62,619,466
Electronic Equipment, Instruments & Components - 1.0%
AAC Technologies Holdings, Inc.	64,500	293,930
Agilysys, Inc. (I)	2,543	36,924
Amphenol Corp., Class A	27,643	2,433,137
Anixter International, Inc.	3,951	422,559
Arrow Electronics, Inc. (I)	26,953	1,526,348
AU Optronics Corp. (I)	771,000	262,605
Avnet, Inc.	36,809	1,602,296

The accompanying notes are an integral part of the financial statements.
196

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Badger Meter, Inc.	2,170	$119,176
Belden, Inc.	6,462	466,104
Benchmark Electronics, Inc. (I)	7,945	189,409
Checkpoint Systems, Inc. (I)	6,173	90,434
Cheng Uei Precision Industry Company, Ltd.	35,139	75,315
Citizen Holdings Company, Ltd.	24,200	199,050
Cognex Corp. (I)	12,775	481,107
Coherent, Inc. (I)	3,601	245,408
Corning, Inc.	253,681	4,888,433
CTS Corp.	5,041	102,937
Daktronics, Inc.	5,535	78,431
Delta Electronics, Inc.	162,000	906,068
DTS, Inc. (I)	2,938	59,671
Electro Rent Corp.	2,760	50,149
Electro Scientific Industries, Inc.	4,095	38,616
Fabrinet (I)	4,262	82,768
FARO Technologies, Inc. (I)	2,535	145,864
FEI Company	6,126	628,834
FLIR Systems, Inc.	24,783	846,092
FUJIFILM Holdings Corp.	41,600	1,199,723
GSI Group, Inc. (I)	4,561	57,241
Hamamatsu Photonics KK	6,400	260,263
Hexagon AB, B Shares	12,819	454,031
Hirose Electric Company, Ltd.	2,700	385,772
Hitachi High-Technologies Corp.	5,600	135,611
Hitachi, Ltd.	432,000	3,421,007
Hon Hai Precision Industry Company, Ltd.	984,550	2,741,931
Hoya Corp.	39,100	1,162,160
Ibiden Company, Ltd.	10,200	200,068
Ingram Micro, Inc., Class A (I)	41,259	1,215,078
Innolux Corp. (I)	607,000	217,500
Insight Enterprises, Inc. (I)	6,467	148,612
InvenSense, Inc. (I)(L)	8,421	169,683
Itron, Inc. (I)	16,341	571,935
Jabil Circuit, Inc.	32,127	594,671
KEMET Corp. (I)	6,610	37,545
Keyence Corp.	4,100	1,765,567
Kingboard Chemical Holdings, Ltd.	58,200	128,342
Knowles Corp. (I)	21,658	696,305
Kyocera Corp.	29,200	1,322,727
Largan Precision Company, Ltd.	9,000	403,223
LG Display Company, Ltd. (I)	18,886	430,885
LG Innotek Company, Ltd. (I)	817	70,147
Littelfuse, Inc.	3,256	307,269
Maxwell Technologies, Inc. (I)	4,344	44,396
Measurement Specialties, Inc. (I)	2,307	140,727
Mercury Computer Systems, Inc. (I)	4,773	52,980
Mesa Laboratories, Inc.	485	42,389
Methode Electronics, Inc.	5,440	184,416
MTS Systems Corp.	2,314	164,201
Murata Manufacturing Company, Ltd.	18,200	1,737,556
National Instruments Corp.	26,128	756,928
Neonode, Inc. (I)(L)	4,117	29,725
Newport Corp. (I)	5,891	121,944
Nippon Electric Glass Company, Ltd.	33,000	149,810
Omron Corp.	18,300	771,837
OSI Systems, Inc. (I)	2,957	181,767
Park Electrochemical Corp.	3,178	90,541
PC Connection, Inc.	1,462	29,606
Plexus Corp. (I)	5,072	208,713
RealD, Inc. (I)	6,206	68,576
Rofin-Sinar Technologies, Inc. (I)	4,288	100,639

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Rogers Corp. (I)	2,505	$162,074
Samsung Electro-Mechanics Company, Ltd.	4,855	308,839
Samsung SDI Company, Ltd.	2,774	389,638
Sanmina Corp. (I)	12,260	207,930
ScanSource, Inc. (I)	4,100	160,966
Shimadzu Corp.	20,000	166,084
Simplo Technology Company, Ltd. (I)	24,900	112,532
Speed Commerce, Inc. (I)	7,449	29,200
SYNNEX Corp. (I)	3,885	231,080
Synnex Technology International Corp.	113,000	193,439
TDK Corp.	11,000	476,547
TE Connectivity, Ltd.	72,118	4,224,672
Tech Data Corp. (I)	10,071	580,090
TPK Holding Company, Ltd.	20,887	125,316
Trimble Navigation, Ltd. (I)	69,009	2,632,693
TTM Technologies, Inc. (I)	8,027	67,427
Uni-Pixel, Inc. (I)(L)	1,477	14,563
Unimicron Technology Corp.	117,000	82,841
Universal Display Corp. (I)(L)	5,961	205,893
Vishay Intertechnology, Inc. (L)	36,246	512,518
Vishay Precision Group, Inc. (I)	2,204	37,755
WPG Holdings Company, Ltd.	126,000	150,126
Yaskawa Electric Corp.	19,000	283,741
Yokogawa Electric Corp.	19,300	301,923
Zebra Technologies Corp., Class A (I)	13,462	928,743
Zhen Ding Technology Holding, Ltd.	20,317	50,092
Zygo Corp. (I)	2,528	38,198

		51,920,632
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (I)	31,179	1,905,972
Angie’s List, Inc. (I)(L)	6,316	87,856
AOL, Inc. (I)	21,001	919,424
Bankrate, Inc. (I)	6,892	138,736
Bazaarvoice, Inc. (I)(L)	7,503	50,720
Benefitfocus, Inc. (I)	771	49,945
Blucora, Inc. (I)	6,073	116,845
Brightcove, Inc. (I)	4,377	42,457
Carbonite, Inc. (I)	1,819	18,481
ChannelAdvisor Corp. (I)	955	43,338
comScore, Inc. (I)	5,318	168,155
Constant Contact, Inc. (I)	4,566	125,885
Conversant, Inc. (I)	26,707	663,936
Cornerstone OnDemand, Inc. (I)	5,967	348,353
CoStar Group, Inc. (I)	4,195	843,363
Cvent, Inc. (I)	987	38,769
Dealertrack Technologies, Inc. (I)	6,429	347,616
Demand Media, Inc. (I)	5,385	26,117
Demandware, Inc. (I)	2,721	204,374
Dena Company, Ltd.	9,500	205,957
Dice Holdings, Inc. (I)	5,836	42,953
Digital River, Inc. (I)	4,959	88,121
E2open, Inc. (I)(L)	2,468	68,586
Earthlink Holdings Corp.	15,811	61,979
eBay, Inc. (I)	204,438	12,014,821
eGain Corp. (I)	1,938	16,240
Endurance International
Group Holdings, Inc. (I)	3,294	49,706
Envestnet, Inc. (I)	3,347	140,038
Equinix, Inc. (I)	13,322	2,530,647
Facebook, Inc., Class A (I)	288,233	19,732,431
Global Eagle Entertainment, Inc. (I)	4,227	74,311
Gogo, Inc. (I)(L)	1,560	32,526

The accompanying notes are an integral part of the financial statements.
197

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	49,181	$59,786,883
Gree, Inc.	9,000	99,877
Internap Network Services Corp. (I)	8,361	63,711
IntraLinks Holdings, Inc. (I)	5,830	67,686
j2 Global, Inc.	6,796	349,314
Kakaku.com, Inc.	13,200	220,432
Limelight Networks, Inc. (I)	9,987	21,572
Liquidity Services, Inc. (I)(L)	3,764	96,434
LivePerson, Inc. (I)	8,330	108,956
LogMeIn, Inc. (I)	3,634	152,083
Marchex, Inc., Class B	3,746	44,353
Marin Software, Inc. (I)	1,398	16,007
Marketo, Inc. (I)	1,054	43,214
Millennial Media, Inc. (I)(L)	5,138	31,034
Monster Worldwide, Inc. (I)	15,752	125,543
Move, Inc. (I)	6,066	78,312
NAVER Corp.	2,272	1,737,066
NIC, Inc.	9,647	187,538
OpenTable, Inc. (I)(L)	3,368	268,396
Perficient, Inc. (I)	5,031	102,683
QuinStreet, Inc. (I)	5,174	34,097
Rackspace Hosting, Inc. (I)(L)	30,681	1,128,140
RealNetworks, Inc. (I)	4,101	30,799
Reis, Inc. (I)	1,635	28,841
Rocket Fuel, Inc. (I)	743	41,653
SciQuest, Inc. (I)	3,443	101,637
Shutterstock, Inc. (I)	1,087	108,026
SPS Commerce, Inc. (I)	2,367	160,483
Stamps.com, Inc. (I)	1,980	69,656
support.com, Inc. (I)	8,971	22,517
Tencent Holdings, Ltd.	89,200	7,162,404
Textura Corp. (I)(L)	849	22,847
Travelzoo, Inc. (I)	1,187	28,037
Trulia, Inc. (I)(L)	4,128	123,675
United Internet AG	11,329	526,095
United Online, Inc.	2,281	25,570
Unwired Planet, Inc. (I)	17,050	25,234
VeriSign, Inc. (I)(L)	22,603	1,245,651
Vistaprint NV (I)(L)	4,809	236,699
Vocus, Inc. (I)	2,834	37,834
Web.com Group, Inc. (I)	6,221	226,755
WebMD Health Corp. (I)(L)	4,197	186,389
Wix.com, Ltd. (I)	1,252	38,687
XO Group, Inc. (I)	4,316	51,533
Xoom Corp. (I)	1,238	34,701
Yahoo Japan Corp.	129,100	818,550
Yahoo!, Inc. (I)	165,367	6,394,742
Yelp, Inc. (I)	4,791	452,366
Zillow, Inc., Class A (I)(L)	3,443	287,835
Zix Corp. (I)	10,436	47,171

		124,498,376
IT Services - 2.5%
Accenture PLC, Class A	111,411	9,286,107
Acxiom Corp. (I)	30,983	1,153,497
Alliance Data Systems Corp. (I)	8,537	2,433,984
Amadeus IT Holding SA, A Shares	31,697	1,391,974
AtoS	5,331	516,919
Automatic Data Processing, Inc.	84,386	6,563,543
Blackhawk Network Holdings, Inc. (I)(L)	1,785	44,232
Broadridge Financial Solutions, Inc.	31,897	1,204,431
CACI International, Inc., Class A (I)	3,355	264,475
Cap Gemini SA	11,117	868,624
Cardtronics, Inc. (I)	6,605	267,635

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cass Information Systems, Inc. (L)	1,563	$81,276
CIBER, Inc. (I)	11,031	52,728
Cielo SA	13,320	361,324
Cognizant Technology
Solutions Corp., Class A (I)	52,869	5,501,548
Computer Sciences Corp.	25,780	1,629,296
Computer Task Group, Inc.	2,306	37,473
Computershare, Ltd.	26,041	276,659
Convergys Corp.	42,621	872,452
CoreLogic, Inc. (I)	25,081	817,641
CSG Systems International, Inc.	4,957	138,796
DST Systems, Inc.	7,899	742,348
EPAM Systems, Inc. (I)	3,209	134,553
Euronet Worldwide, Inc. (I)	7,351	281,249
EVERTEC, Inc.	4,310	104,561
ExlService Holdings, Inc. (I)	4,862	136,087
Fidelity National Information Services, Inc.	50,802	2,825,099
Fiserv, Inc. (I)	45,182	2,622,815
Forrester Research, Inc.	1,883	68,202
Fujitsu, Ltd. (I)	167,000	1,044,222
Gartner, Inc. (I)	24,670	1,716,045
Global Cash Access Holdings, Inc. (I)	10,038	84,319
Global Payments, Inc.	19,506	1,371,857
Heartland Payment Systems, Inc. (L)	5,349	216,314
Higher One Holdings, Inc. (I)	4,633	37,064
iGATE Corp. (I)	5,159	174,632
Infosys, Ltd., ADR (L)	40,854	2,519,466
International Business Machines Corp.	178,876	33,122,469
Itochu Techno-Solutions Corp.	2,100	97,473
Jack Henry & Associates, Inc.	22,908	1,331,642
Leidos Holdings, Inc. (L)	19,529	872,165
Lionbridge Technologies, Inc. (I)	9,089	65,077
Luxoft Holding, Inc. (I)	809	30,281
ManTech International Corp., Class A (L)	9,808	287,080
MasterCard, Inc., Class A	181,430	14,100,740
MAXIMUS, Inc.	10,014	478,569
ModusLink Global Solutions, Inc. (I)	5,964	27,255
MoneyGram International, Inc. (I)	3,323	63,237
NeuStar, Inc., Class A (I)(L)	16,756	600,200
Nomura Research Institute, Ltd.	8,900	291,162
NTT Data Corp.	11,400	473,303
Otsuka Corp.	1,400	179,985
Paychex, Inc. (L)	56,706	2,368,043
Planet Payment, Inc. (I)	7,175	24,467
PRGX Global, Inc. (I)	5,170	31,227
Recall Holdings, Ltd. (I)	210	821
Sapient Corp. (I)	16,299	283,766
Science Applications International Corp.	11,107	414,291
ServiceSource International, Inc. (I)	9,279	84,624
SK C&C Company, Ltd.	1,829	248,442
Sykes Enterprises, Inc. (I)	5,817	114,479
Syntel, Inc. (I)	2,239	211,272
TeleTech Holdings, Inc. (I)	3,039	73,179
Teradata Corp. (I)	28,368	1,302,659
The Hackett Group, Inc.	4,732	27,871
The Western Union Company	97,028	1,623,278
Total System Services, Inc.	29,463	897,443
Unisys Corp. (I)	6,531	223,491
VeriFone Systems, Inc. (I)	29,314	848,640
Virtusa Corp. (I)	3,354	121,985
Visa, Inc., Class A	89,244	20,163,789
WEX, Inc. (I)	16,117	1,560,448
Wipro, Ltd., ADR (L)	37,797	521,599

The accompanying notes are an integral part of the financial statements.
198

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Xerox Corp.	201,884	$2,218,705

		133,228,604
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	5,791	158,905
Advanced Micro Devices, Inc. (I)(L)	164,600	610,666
Advanced Semiconductor Engineering, Inc.	542,095	539,027
Advantest Corp.	13,900	151,441
Altera Corp.	56,034	2,034,595
Ambarella, Inc. (I)(L)	2,712	90,716
Amkor Technology, Inc. (I)(L)	10,379	61,444
ANADIGICS, Inc. (I)	14,744	26,834
Analog Devices, Inc.	54,728	2,781,277
Applied Materials, Inc.	210,327	3,987,800
Applied Micro Circuits Corp. (I)	10,878	124,662
ARM Holdings PLC	123,914	2,077,168
ASM Pacific Technology, Ltd.	25,300	229,544
ASML Holding NV	24,877	2,147,020
Atmel Corp. (I)	114,157	920,105
ATMI, Inc. (I)	4,722	160,595
Axcelis Technologies, Inc. (I)	16,302	36,353
Broadcom Corp., Class A	94,705	2,814,633
Brooks Automation, Inc.	9,920	102,870
Cabot Microelectronics Corp. (I)	3,432	151,591
Cavium, Inc. (I)	7,566	318,756
Ceva, Inc. (I)	3,248	58,724
Cirrus Logic, Inc. (L)(I)	9,388	180,719
Cohu, Inc.	3,719	37,525
Cree, Inc. (I)	32,299	1,984,128
Cypress Semiconductor Corp. (I)	58,882	576,455
Diodes, Inc. (I)	5,274	125,574
DSP Group, Inc. (I)	3,368	28,493
Entegris, Inc. (I)	20,668	249,049
Entropic Communications, Inc. (I)	13,911	60,930
Epistar Corp. (I)	75,000	177,120
Exar Corp. (I)	5,912	67,692
Fairchild Semiconductor International, Inc. (I)	34,046	479,368
First Solar, Inc. (I)	12,385	706,812
FormFactor, Inc. (I)	8,532	60,833
GCL-Poly Energy Holdings, Ltd. (I)	811,000	306,070
GT Advanced Technologies, Inc. (I)(L)	19,736	282,817
Hanergy Solar Group, Ltd. (I)	974,000	135,772
Hermes Microvision, Inc.	3,000	112,152
Hittite Microwave Corp.	4,649	274,198
Infineon Technologies AG	113,489	1,284,718
Inphi Corp. (I)	4,103	53,954
Integrated Device Technology, Inc. (I)	56,398	664,932
Integrated Silicon Solution, Inc. (I)	4,264	51,936
Intel Corp.	871,608	21,581,014
International Rectifier Corp. (I)	29,246	788,180
Intersil Corp., Class A	53,012	674,313
IXYS Corp.	3,754	41,369
Kinsus Interconnect Technology Corp.	24,000	82,224
KLA-Tencor Corp.	29,120	1,897,168
Kopin Corp. (I)	11,126	44,393
Lam Research Corp. (I)	28,444	1,471,408
Lattice Semiconductor Corp. (I)	17,290	130,885
Linear Technology Corp.	40,764	1,909,386
LSI Corp.	95,046	1,054,060
LTX-Credence Corp. (I)	7,237	73,238
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,519	25,762
MaxLinear, Inc., Class A (I)	3,599	33,651
MediaTek, Inc.	142,674	2,103,265

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micrel, Inc.	7,231	$75,492
Microchip Technology, Inc. (L)	35,051	1,596,573
Micron Technology, Inc. (I)	183,741	4,444,695
Microsemi Corp. (I)	13,687	315,622
MKS Instruments, Inc.	7,842	235,731
Monolithic Power Systems, Inc. (I)(L)	5,367	192,353
MoSys, Inc. (I)	7,575	33,482
Nanometrics, Inc. (I)	3,573	65,600
NeoPhotonics Corp. (I)	3,094	25,526
Novatek Microelectronics Corp., Ltd.	49,000	226,012
NVE Corp. (I)	920	51,916
NVIDIA Corp.	100,918	1,854,873
OmniVision Technologies, Inc. (I)(L)	7,946	137,227
PDF Solutions, Inc. (I)	3,794	77,360
Peregrine Semiconductor Corp. (I)(L)	4,029	26,914
Pericom Semiconductor Corp. (I)	4,262	34,480
Phison Electronics Corp.	12,000	80,373
Photronics, Inc. (I)(L)	9,250	80,475
PLX Technology, Inc. (I)	7,729	46,065
PMC-Sierra, Inc. (I)	30,289	222,321
Power Integrations, Inc.	4,269	252,426
Powertech Technology, Inc. (I)	59,000	82,574
Radiant Opto-Electronics Corp.	39,605	161,389
Rambus, Inc. (I)	16,511	152,231
Realtek Semiconductor Corp.	40,571	120,909
RF Micro Devices, Inc. (I)	117,402	831,206
Rohm Company, Ltd.	8,700	452,229
Rubicon Technology, Inc. (I)(L)	3,350	43,249
Rudolph Technologies, Inc. (I)	5,241	60,114
Samsung Electronics Company, Ltd.	8,962	11,353,085
Semtech Corp. (I)	28,345	707,208
Sigma Designs, Inc. (I)	5,808	28,459
Silicon Image, Inc. (I)	12,032	72,794
Silicon Laboratories, Inc. (I)	10,612	551,506
Siliconware Precision Industries Company	264,000	333,558
SK Hynix, Inc. (I)	43,210	1,571,092
Skyworks Solutions, Inc. (I)	50,249	1,781,830
Spansion, Inc., Class A (I)	6,947	113,306
STMicroelectronics NV (I)	48,579	440,609
Sumco Corp.	9,700	74,692
SunEdison, Inc. (I)	104,924	1,926,405
SunPower Corp. (I)(L)	6,035	199,940
Supertex, Inc. (I)	1,822	59,998
Synaptics, Inc. (I)(L)	4,769	310,176
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,191,000	7,903,600
Teradyne, Inc. (I)(L)	51,264	1,039,634
Tessera Technologies, Inc.	7,724	167,765
Texas Instruments, Inc.	192,086	8,636,187
Tokyo Electron, Ltd.	15,400	882,604
Transcend Information, Inc. (I)	17,000	51,985
TriQuint Semiconductor, Inc. (I)	24,106	295,057
Ultra Clean Holdings, Inc. (I)	3,897	51,285
Ultratech, Inc. (I)	4,218	110,596
United Microelectronics Corp.	1,070,000	435,711
Vanguard International Semiconductor Corp.	65,000	96,495
Veeco Instruments, Inc. (I)	5,775	228,401
Xilinx, Inc.	46,913	2,448,859

		113,248,543
Software - 2.7%
Accelrys, Inc. (I)	8,372	104,483
ACI Worldwide, Inc. (I)	16,198	972,366
Actuate Corp. (I)	7,987	45,366

The accompanying notes are an integral part of the financial statements.
199

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Adobe Systems, Inc. (I)	81,483	$5,590,549
Advent Software, Inc.	15,629	479,810
American Software, Inc., Class A	4,708	49,246
ANSYS, Inc. (I)	24,801	2,071,380
Aspen Technology, Inc. (I)	13,801	647,957
Autodesk, Inc. (I)	39,361	2,064,878
AVG Technologies NV (I)	3,532	66,154
Barracuda Networks, Inc. (I)(L)	637	22,900
Blackbaud, Inc.	6,783	212,444
Bottomline Technologies, Inc. (I)	5,643	201,399
BroadSoft, Inc. (I)(L)	4,191	125,772
CA, Inc.	57,009	1,909,802
Cadence Design Systems, Inc. (I)(L)	77,001	1,180,425
Callidus Software, Inc. (I)	6,060	74,720
Citrix Systems, Inc. (I)	32,656	1,960,993
CommVault Systems, Inc. (I)	18,740	1,290,811
Compuware Corp.	57,977	634,848
Comverse, Inc. (I)	3,317	114,801
Concur Technologies, Inc. (I)(L)	12,606	1,556,211
Dassault Systemes SA	4,811	551,948
Digimarc Corp.	1,070	31,437
Ebix, Inc. (L)	4,733	76,911
Electronic Arts, Inc. (I)	54,188	1,549,235
Ellie Mae, Inc. (I)	3,902	120,962
Epiq Systems, Inc.	4,899	69,468
ePlus, Inc. (I)	556	31,620
FactSet Research Systems, Inc. (L)	10,725	1,129,235
Fair Isaac Corp.	14,530	780,697
FleetMatics Group PLC (I)(L)	2,556	94,444
Fortinet, Inc. (I)	34,704	803,398
Gemalto NV	5,515	618,026
Gigamon, Inc. (I)	1,170	36,925
Glu Mobile Inc. (I)	9,492	47,745
Guidance Software, Inc. (I)	3,176	34,650
Guidewire Software, Inc. (I)	7,182	385,027
Gungho Online Entertainment, Inc.	30,200	186,944
Imperva, Inc. (I)	2,975	186,443
Infoblox, Inc. (I)	7,826	180,624
Informatica Corp. (I)	29,040	1,206,902
Interactive Intelligence Group, Inc. (I)	2,300	183,149
Intuit, Inc.	49,936	3,902,498
Jive Software, Inc. (I)(L)	6,182	50,321
Konami Corp.	9,000	226,661
Manhattan Associates, Inc. (I)	11,461	434,257
Mentor Graphics Corp.	40,140	868,630
MICROS Systems, Inc. (I)	20,149	1,118,471
Microsoft Corp.	1,331,297	51,001,988
MicroStrategy, Inc., Class A (I)	1,346	173,809
Mitek Systems, Inc. (I)(L)	3,812	20,242
Monotype Imaging Holdings, Inc.	5,636	160,288
NCSoft Corp.	1,246	223,485
Netscout Systems, Inc. (I)	5,381	204,370
Nexon Company, Ltd.	9,800	83,389
NHN Entertainment Corp. (I)	964	89,731
Nintendo Company, Ltd.	9,500	1,174,191
Oracle Corp.	615,005	24,052,846
Oracle Corp. Japan	3,400	141,872
Pegasystems, Inc.	2,584	107,572
Progress Software Corp. (I)	7,725	192,662
Proofpoint, Inc. (I)	3,394	140,681
PROS Holdings, Inc. (I)	3,319	114,340
PTC, Inc. (I)	49,654	1,951,899
Qlik Technologies, Inc. (I)	12,843	391,712

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (I)	2,215	$60,049
Rally Software Development Corp. (I)	1,093	21,740
RealPage, Inc. (I)(L)	6,960	123,192
Red Hat, Inc. (I)	33,217	1,959,471
Rosetta Stone, Inc. (I)	1,790	20,675
Rovi Corp. (I)	27,319	678,604
Salesforce.com, Inc. (I)	97,223	6,063,799
SAP AG	96,740	7,781,004
Sapiens International Corp. NV (I)	3,599	27,316
Seachange International, Inc. (I)	5,094	53,742
SolarWinds, Inc. (I)	17,508	808,519
Solera Holdings, Inc.	18,429	1,260,912
SS&C Technologies Holdings, Inc. (I)	8,583	331,990
Symantec Corp.	121,974	2,620,002
Synchronoss Technologies, Inc. (I)(L)	4,378	150,516
Synopsys, Inc. (I)	41,324	1,669,490
Take-Two Interactive Software, Inc. (I)	11,941	236,074
Tangoe, Inc. (I)(L)	4,643	88,310
The Sage Group PLC	98,102	708,416
TIBCO Software, Inc. (I)	41,015	893,717
TiVo, Inc. (I)	18,859	254,597
Totvs SA	4,600	63,528
Trend Micro, Inc.	9,400	316,248
Tyler Technologies, Inc. (I)	4,625	433,733
Ultimate Software Group, Inc. (I)	4,068	675,288
VASCO Data Security International, Inc. (I)	5,326	42,501
Verint Systems, Inc. (I)	7,776	363,995
VirnetX Holding Corp. (I)(L)	6,317	123,182
Vringo, Inc. (I)	10,262	41,561

		144,381,191
Technology Hardware, Storage & Peripherals - 2.5%
3D Systems Corp. (I)(L)	25,582	1,943,209
Acer, Inc. (I)	227,000	135,702
Advantech Company, Ltd.	25,000	158,480
Apple, Inc.	157,673	82,973,840
Asustek Computer, Inc.	60,000	578,363
Avid Technology, Inc. (I)	5,096	33,634
Brother Industries, Ltd.	21,200	304,209
Canon, Inc.	101,300	3,160,635
Catcher Technology Company, Ltd.	60,000	437,222
Chicony Electronics Company, Ltd.	42,965	112,898
Clevo Company	44,000	83,502
Compal Electronics, Inc.	373,000	252,347
Cray, Inc. (I)	5,829	202,208
Datalink Corp. (I)	2,966	43,333
Diebold, Inc.	17,040	637,126
Electronics for Imaging, Inc. (I)	6,849	305,465
EMC Corp.	360,656	9,510,499
Foxconn Technology Company, Ltd.	75,720	170,699
Fusion-io, Inc. (I)	12,133	133,099
Hewlett-Packard Company	337,107	10,072,757
HTC Corp.	64,000	287,958
Hutchinson Technology, Inc. (I)	3,568	12,988
Imation Corp. (I)	6,136	39,270
Immersion Corp. (I)	4,390	52,461
Inventec Corp.	207,695	219,910
Konica Minolta, Inc.	43,000	438,705
Lenovo Group, Ltd.	544,564	581,324
Lexmark International, Inc., Class A (L)	16,591	699,145
Lite-On Technology Corp.	185,263	273,568
NCR Corp. (I)	44,537	1,516,485
NEC Corp.	222,000	750,664
NetApp, Inc.	60,063	2,427,146

The accompanying notes are an integral part of the financial statements.
200

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Nokia OYJ (I)	804,033	$6,120,050
Pegatron Corp.	143,000	192,977
QLogic Corp. (I)	13,329	152,217
Quanta Computer, Inc. (I)	223,000	550,205
Quantum Corp. (I)	33,952	39,724
Ricoh Company, Ltd.	60,000	755,784
SanDisk Corp.	39,593	2,941,760
Seagate Technology PLC	57,182	2,984,329
Silicon Graphics International Corp. (I)(L)	5,163	63,557
Super Micro Computer, Inc. (I)	4,732	95,539
Western Digital Corp.	36,877	3,207,930
Wistron Corp.	196,125	163,408
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		135,816,331

		765,713,143
Materials - 4.8%
Chemicals - 2.7%
A. Schulman, Inc.	4,337	150,711
Advanced Emissions Solutions, Inc. (I)	1,616	87,102
Air Liquide SA	24,070	3,303,979
Air Products & Chemicals, Inc.	37,024	4,491,752
Air Water, Inc.	13,000	193,152
Airgas, Inc.	11,628	1,253,498
Akzo Nobel NV	16,688	1,379,555
Albemarle Corp.	21,790	1,437,922
American Vanguard Corp.	4,390	97,678
Arabian American Development Company (I)	3,185	38,984
Arkema SA	4,781	518,608
Asahi Kasei Corp.	113,000	805,308
Ashland, Inc.	19,293	1,820,680
Axiall Corp.	10,310	417,246
Balchem Corp.	4,393	221,890
BASF SE	96,420	11,082,896
Cabot Corp.	15,953	863,695
Calgon Carbon Corp. (I)	7,893	158,886
CF Industries Holdings, Inc.	10,097	2,533,337
Chase Corp.	1,021	30,783
Cheil Industries, Inc.	3,836	247,844
Chemtura Corp. (I)	14,444	357,489
China BlueChemical, Ltd., H Shares	154,000	90,234
China Petrochemical Development Corp.	152,775	66,646
Croda International PLC	11,909	506,430
Cytec Industries, Inc.	9,492	898,608
Daicel Corp.	26,000	225,082
E.I. du Pont de Nemours & Company	162,169	10,803,699
Eastman Chemical Company	26,959	2,357,025
Ecolab, Inc.	47,483	5,116,293
EMS-Chemie Holding AG	719	276,677
Eternal Chemical Company, Ltd.	3,000	3,068
Ferro Corp. (I)	10,689	140,240
Flotek Industries, Inc. (I)	6,993	177,972
FMC Corp.	23,353	1,802,385
Formosa Chemicals & Fibre Corp.	286,100	731,277
Formosa Plastics Corp.	368,040	938,505
FutureFuel Corp.	3,247	56,335
Givaudan SA (I)	724	1,134,289
H.B. Fuller Company	7,400	358,752
Hanwha Chemical Corp.	6,834	134,809
Hanwha Corp.	3,660	123,606
Hawkins, Inc.	1,426	50,808
Hitachi Chemical Company, Ltd.	9,300	130,112
Hyosung Corp.	1,945	132,761

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Incitec Pivot, Ltd.	85,180	$239,345
Innophos Holdings, Inc.	3,302	181,346
Innospec, Inc.	3,466	150,806
International Flavors & Fragrances, Inc.	14,331	1,344,104
Intrepid Potash, Inc. (I)(L)	22,979	340,319
Johnson Matthey PLC	18,139	990,449
JSR Corp.	16,000	275,059
K&S AG	18,087	610,628
Kaneka Corp.	26,000	170,178
Kansai Paint Company, Ltd.	21,000	273,118
KMG Chemicals, Inc.	1,557	23,106
Koninklijke DSM NV	10,738	685,162
Koppers Holdings, Inc.	3,080	121,783
Kraton Performance Polymers, Inc. (I)	4,843	134,345
Kumho Petrochemical Company, Ltd.	1,189	99,105
Kuraray Company, Ltd.	30,900	346,906
Landec Corp. (I)	3,889	39,629
Lanxess AG	8,798	652,368
LCY Chemical Corp.	41,000	51,443
LG Chem, Ltd.	3,767	899,912
Linde AG	19,489	4,033,809
Lotte Chemical Corp.	1,390	264,920
LSB Industries, Inc. (I)	2,884	94,278
LyondellBasell Industries NV, Class A	76,557	6,743,141
Marrone Bio Innovations, Inc. (I)	841	12,220
Mexichem SAB de CV	93,000	302,268
Minerals Technologies, Inc.	14,320	766,120
Mitsubishi Chemical Holdings Corp.	122,000	552,075
Mitsubishi Gas & Chemicals Company, Inc.	34,000	217,695
Mitsui Chemicals, Inc.	71,000	184,076
Monsanto Company	92,145	10,137,793
Nan Ya Plastics Corp.	423,210	910,507
NewMarket Corp. (L)	3,057	1,130,081
Nippon Paint Company, Ltd.	16,000	245,999
Nitto Denko Corp.	14,800	694,525
Novozymes A/S, B Shares	35,988	1,672,633
OCI Company, Ltd. (I)	1,354	263,163
Olin Corp. (L)	33,064	865,946
OM Group, Inc.	4,704	148,646
OMNOVA Solutions, Inc. (I)	7,427	70,779
Orica, Ltd.	19,883	429,949
Oriental Union Chemical Corp.	5,000	5,065
Petronas Chemicals Group BHD	269,445	555,386
PolyOne Corp.	14,619	548,213
PPG Industries, Inc.	24,864	4,918,596
Praxair, Inc.	51,572	6,723,442
Quaker Chemical Corp.	1,947	150,464
RPM International, Inc.	35,592	1,489,881
Sensient Technologies Corp.	20,726	1,086,664
Shin-Etsu Chemical Company, Ltd.	36,600	2,078,764
Showa Denko KK	136,000	197,060
Sigma-Aldrich Corp.	21,075	1,989,691
Sika AG	188	692,656
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	306,099	90,895
Solvay SA	7,814	1,209,174
Stepan Company	2,801	170,301
Sumitomo Chemical Company, Ltd.	134,000	550,274
Syngenta AG	8,108	2,951,642
Taiwan Fertilizer Company, Ltd.	70,000	150,513
Taiyo Nippon Sanso Corp.	21,000	157,885
Taminco Corp. (I)	2,402	54,573
Teijin, Ltd.	84,000	202,055

The accompanying notes are an integral part of the financial statements.
201

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Dow Chemical Company	212,312	$10,341,718
The Mosaic Company	59,913	2,927,349
The Scotts Miracle-Gro Company, Class A	11,730	669,900
The Sherwin-Williams Company	15,092	3,025,644
Toray Industries, Inc.	132,000	912,016
Tredegar Corp.	3,675	91,544
TSRC Corp.	52,800	76,189
Ube Industries, Ltd.	96,000	183,668
Umicore SA	15,034	738,429
Uralkali OJSC, GDR (London Exchange)	8,591	194,914
Uralkali OSJC, GDR	5,298	120,371
Valspar Corp.	21,578	1,612,956
Yingde Gases Group Company, Ltd.	95,000	84,513
Zep, Inc.	3,572	62,867
Zoltek Companies, Inc. (I)	4,183	70,065

		142,203,679
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	107,710	394,407
Asia Cement Corp.	190,153	240,673
BBMG Corp., H Shares	100,500	75,181
Boral, Ltd.	41,504	206,849
Cemex SAB de CV (I)	997,356	1,308,674
China National Building Material
Company, Ltd., H Shares	252,000	241,773
China Resources Cement Holdings, Ltd.	170,000	125,402
CRH PLC	58,535	1,726,353
Eagle Materials, Inc.	13,361	1,181,112
Headwaters, Inc. (I)	10,920	145,564
HeidelbergCement AG	14,759	1,214,270
Holcim, Ltd. (I)	19,932	1,617,256
Imerys SA	2,569	239,277
Indocement Tunggal Prakarsa Tbk PT	53,220	103,258
James Hardie Industries, Ltd.	24,210	314,839
Lafarge Malayan Cement BHD	36,766	98,106
Lafarge SA	14,412	1,080,559
Martin Marietta Materials, Inc.	12,385	1,510,722
PPC, Ltd.	13,546	37,008
Semen Gresik Persero Tbk PT	97,292	126,090
Taiheiyo Cement Corp.	106,000	374,355
Taiwan Cement Corp.	295,000	471,703
Texas Industries, Inc. (I)(L)	3,203	271,935
U.S. Concrete, Inc. (I)	2,111	57,461
Ultratech Cement, Ltd., GDR (L)	3,420	101,485
Vulcan Materials Company	22,746	1,545,136

		14,809,448
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	640	27,277
Amcor, Ltd.	64,749	585,311
AptarGroup, Inc. (L)	17,632	1,166,709
Avery Dennison Corp.	16,915	842,705
Ball Corp.	25,374	1,409,779
Bemis Company, Inc.	17,740	696,827
Berry Plastics Group, Inc. (I)	8,140	198,046
Graphic Packaging Holding Company (I)	28,690	293,786
Greif, Inc., Class A	8,124	406,687
MeadWestvaco Corp.	30,796	1,152,694
Myers Industries, Inc.	4,264	91,676
Nampak, Ltd.	11,801	40,461
Owens-Illinois, Inc. (I)	29,170	989,446
Packaging Corp. of America	26,263	1,914,310
Rexam PLC	70,211	580,192

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rock-Tenn Company, Class A	19,276	$2,151,587
Sealed Air Corp.	34,447	1,172,576
Silgan Holdings, Inc.	11,681	563,141
Sonoco Products Company	27,286	1,145,466
Toyo Seikan Kaisha, Ltd.	14,900	261,579

		15,690,255
Metals & Mining - 1.3%
A. M. Castle & Company (I)(L)	2,609	38,144
African Rainbow Minerals, Ltd.	2,187	44,383
AK Steel Holding Corp. (I)(L)	20,201	125,448
Alcoa, Inc. (L)	187,057	2,196,049
Allegheny Technologies, Inc.	19,182	609,604
Allied Nevada Gold Corp. (I)(L)	15,361	80,338
Alumina, Ltd. (I)	131,495	150,936
Aluminum Corp. of China, Ltd., H Shares (I)	344,780	123,324
AMCOL International Corp.	4,169	185,020
Angang Steel Company, Ltd., H Shares (I)	7,612	4,781
Anglo American Platinum, Ltd. (I)	1,470	62,620
Anglo American PLC	123,487	3,153,817
AngloGold Ashanti, Ltd. (I)	8,612	151,702
Antofagasta PLC	35,150	529,862
ArcelorMittal	77,075	1,210,364
Assore, Ltd.	943	37,862
BHP Billiton PLC	187,059	6,028,319
BHP Billiton, Ltd.	172,373	5,912,150
Boliden AB	14,799	234,463
Carpenter Technology Corp.	14,176	838,510
Century Aluminum Company (I)	7,602	90,008
China Steel Corp.	1,026,861	872,184
Cia Siderurgica Nacional SA	27,300	119,386
Cliffs Natural Resources, Inc. (L)	26,520	531,196
Coeur Mining, Inc. (I)	14,807	162,877
Commercial Metals Company	48,515	938,765
Compass Minerals International, Inc. (L)	8,982	766,614
Daido Steel Company, Ltd.	25,000	115,248
Feng Hsin Iron & Steel Company	38,000	63,599
Fortescue Metals Group, Ltd.	84,284	410,268
Fosun International, Ltd.	171,000	213,889
Freeport-McMoRan Copper & Gold, Inc.	181,771	5,929,370
Fresnillo PLC	16,322	260,838
Glencore Xstrata PLC (I)	939,781	5,175,140
Globe Specialty Metals, Inc. (L)	9,607	190,891
Gold Fields, Ltd.	16,009	60,694
Gold Resource Corp. (L)	5,370	27,656
Grupo Mexico SAB de CV, Series B	337,400	1,033,006
Harmony Gold Mining Company, Ltd. (I)	10,752	34,564
Haynes International, Inc.	1,879	93,067
Hecla Mining Company (L)	47,879	161,831
Hitachi Metals, Ltd.	17,000	254,133
Horsehead Holding Corp. (I)	7,546	134,092
Hyundai Hysco Company, Ltd.	767	30,736
Hyundai Steel Company	5,546	353,895
Iluka Resources, Ltd.	21,796	183,050
Impala Platinum Holdings, Ltd.	12,088	127,456
Industrias CH SAB de CV, Series B (I)	14,800	91,407
Industrias Penoles SAB de CV	12,390	299,287
JFE Holdings, Inc.	44,200	902,151
Jiangxi Copper Company, Ltd., H Shares	121,925	211,529
Kaiser Aluminum Corp.	2,791	197,017
Kobe Steel, Ltd. (I)	224,000	306,861
Korea Zinc Company, Ltd.	690	219,823
Kumba Iron Ore, Ltd.	1,832	75,632
Maruichi Steel Tube, Ltd.	4,200	117,611

The accompanying notes are an integral part of the financial statements.
202

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Materion Corp.	3,145	$93,061
Mechel, ADR (I)	1,400	2,660
Midway Gold Corp. (I)	18,821	22,585
Minera Frisco SAB de CV, Class A1 (I)	53,800	92,299
Mitsubishi Materials Corp.	101,000	317,641
MMC Norilsk Nickel OJSC, ADR	15,394	253,987
MMC Norilsk Nickel OJSC, ADR
(Russian Exchange)	14,190	240,946
Molycorp, Inc. (I)(L)	22,086	115,289
Newcrest Mining, Ltd. (I)	41,735	420,590
Newmont Mining Corp.	86,991	2,023,411
Nippon Steel & Sumitomo Metal Corp.	679,002	1,989,425
Noranda Aluminum Holding Corp.	6,290	27,110
Northam Platinum, Ltd. (I)	8,711	34,211
Novolipetsk Steel OJSC, GDR	300	4,035
Nucor Corp.	55,574	2,792,038
Olympic Steel, Inc.	1,378	37,909
Paramount Gold and Silver Corp. (I)(L)	21,725	29,329
POSCO	5,304	1,410,774
Randgold Resources, Ltd.	7,779	616,104
Reliance Steel & Aluminum Company	20,700	1,434,096
Rio Tinto PLC	112,601	6,456,617
Rio Tinto, Ltd.	23,392	1,397,503
Royal Gold, Inc. (L)	17,447	1,198,783
RTI International Metals, Inc. (I)(L)	4,605	125,118
Schnitzer Steel Industries, Inc., Class A (L)	3,867	98,106
Sesa Sterlite, Ltd., ADR	23,768	266,677
Severstal OAO, GDR	2,797	23,187
Severstal OAO, GDR	14,149	117,071
Shougang Fushan Resources Group, Ltd.	268,000	72,294
Sims Metal Management, Ltd. (I)	681	5,927
Steel Dynamics, Inc.	59,402	1,035,971
Stillwater Mining Company (I)(L)	17,477	236,639
Sumitomo Metal Mining Company, Ltd.	47,000	615,248
SunCoke Energy, Inc. (I)	10,351	230,620
ThyssenKrupp AG (I)	47,497	1,291,871
U.S. Silica Holdings, Inc. (L)	3,160	103,648
United States Steel Corp. (L)	25,820	625,360
Universal Stainless & Alloy Products, Inc. (I)	1,211	39,999
Vale SA	48,800	689,103
Voestalpine AG	9,859	443,388
Walter Energy, Inc. (L)	9,389	101,307
Worthington Industries, Inc.	21,946	874,768
Yamato Kogyo Company, Ltd.	3,700	111,879
Zijin Mining Group Company, Ltd., H Shares	513,529	111,667

		70,703,718
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	1,853	54,830
Clearwater Paper Corp. (I)	3,133	200,042
Deltic Timber Corp.	1,741	109,579
Domtar Corp.	8,678	961,349
Duratex SA	10,230	47,493
Fibria Celulose SA (I)	9,300	98,592
International Paper Company	77,837	3,805,451
KapStone Paper and Packaging Corp. (I)	11,981	380,876
Lee & Man Paper Manufacturing, Ltd.	144,000	86,264
Louisiana-Pacific Corp. (I)	58,297	1,095,401
Neenah Paper, Inc.	2,475	124,270
Nine Dragons Paper Holdings, Ltd.	142,000	108,574
Oji Holdings Corp.	72,000	345,823
P.H. Glatfelter Company	6,358	192,965
Resolute Forest Products, Inc. (I)	10,294	210,924
Sappi, Ltd. (I)	14,422	46,195

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	4,632	$222,938
Stora Enso OYJ, Series R	118,111	1,343,193
UPM-Kymmene OYJ	113,495	2,058,333
Wausau Paper Corp.	7,610	100,833

		11,593,925

		255,001,025
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (I)	12,994	137,477
American Tower Corp.	69,204	5,638,050
Asia Pacific Telecom Company, Ltd.	144,000	71,650
AT&T, Inc.	923,176	29,477,010
Atlantic Tele-Network, Inc.	1,392	91,232
Belgacom SA	20,043	602,949
BT Group PLC	700,266	4,816,312
Cbeyond, Inc. (I)	4,273	29,270
CenturyLink, Inc.	103,541	3,236,692
China Communications Services Corp., Ltd.,
H Shares	208,400	97,676
China Telecom Corp., Ltd., H Shares	1,210,396	526,961
China Unicom Hong Kong, Ltd.	414,416	548,499
Chunghwa Telecom Company, Ltd. (I)	338,000	1,027,535
Cincinnati Bell, Inc. (I)(L)	30,951	103,686
Cogent Communications Group, Inc.	6,989	267,958
Consolidated Communications Holdings, Inc.	5,841	111,329
Deutsche Telekom AG	303,663	5,137,153
Elisa OYJ, Class A	30,559	854,774
FairPoint Communications, Inc. (I)	3,485	46,281
Frontier Communications Corp. (L)	177,313	865,287
General Communication, Inc., Class A (I)	4,783	49,791
Hawaiian Telcom Holdco, Inc. (I)(L)	1,703	49,046
HickoryTech Corp.	2,497	34,034
HKT Trust and HKT, Ltd.	237,000	253,852
IDT Corp., Class B	2,415	43,349
Iliad SA	2,016	491,602
inContact, Inc. (I)	8,172	73,711
Inmarsat PLC	40,068	465,906
Inteliquent, Inc.	5,038	70,330
Iridium Communications, Inc. (I)(L)	10,091	65,793
Koninklijke KPN NV (I)	222,837	794,199
KT Corp.	2,542	72,256
LG Uplus Corp. (I)	17,357	170,114
Lumos Networks Corp.	2,391	34,717
magicJack VocalTec, Ltd. (I)	2,755	52,152
Nippon Telegraph & Telephone Corp.	33,700	1,897,279
Oi SA	1	2
Orange SA	143,101	1,784,761
ORBCOMM, Inc. (I)	6,673	52,116
PCCW, Ltd.	421,000	199,813
Portugal Telecom SGPS SA	86,519	387,398
Premiere Global Services, Inc. (I)	7,338	82,993
Rostelecom OJSC, ADR	9,772	160,972
Singapore Telecommunications, Ltd.	175,950	500,019
Singapore Telecommunications, Ltd.
(Singapore Exchange)	401,000	1,136,342
Swisscom AG	2,028	1,200,297
TDC A/S	129,234	1,283,032
Telecom Italia SpA	708,661	620,452
Telecom Italia SpA (Italian Exchange)	1,180,283	1,340,645
Telefonica Deutschland Holding AG	28,727	229,820
Telefonica SA	340,973	5,213,583
Telekom Austria AG	19,063	185,334

The accompanying notes are an integral part of the financial statements.
203

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telekom Malaysia BHD	103,118	$178,459
Telekomunikasi Indonesia Persero Tbk PT	1,557,900	311,945
TeliaSonera AB	128,415	988,478
Telstra Corp., Ltd.	233,624	1,053,934
Towerstream Corp. (I)	10,047	26,524
tw telecom, inc. (I)	38,562	1,180,383
Verizon Communications, Inc.	724,470	34,470,283
Verizon Communications, Inc.	112,856	5,337,744
Vivendi SA	92,991	2,651,697
Vonage Holdings Corp. (I)	22,655	104,440
Windstream Holdings, Inc. (L)	103,751	832,083
XL Axiata Tbk PT	71,551	28,702
Ziggo NV	10,497	478,624

		120,326,787
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV, Series L	3,143,100	3,038,632
Axiata Group BHD	245,853	491,826
China Mobile, Ltd.	525,970	4,989,052
DiGi.Com BHD	335,920	528,341
Far EasTone
Telecommunications Company, Ltd.	142,000	287,599
Indosat Tbk PT	37,850	13,114
KDDI Corp.	48,300	2,953,816
Leap Wireless International, Inc. (I)	7,912	138,618
Maxis BHD	215,960	459,549
MegaFon OAO, GDR	1,617	46,831
Millicom International Cellular SA	3,564	371,101
Mobile Telesystems OJSC, ADR	27,659	476,288
MTN Group, Ltd.	38,808	708,897
NII Holdings, Inc. (I)(L)	25,792	29,661
NTELOS Holdings Corp. (L)	2,286	31,958
NTT DOCOMO, Inc.	136,100	2,268,453
Reliance Communication, Ltd., GDR (S)	40,149	72,746
RingCentral, Inc., Class A (I)(L)	1,581	34,229
Shenandoah Telecommunications Company	3,671	97,025
Sistema JSFC, GDR (London Exchange)	7,003	173,101
SK Telecom Company, Ltd.	786	159,940
SoftBank Corp.	85,900	6,509,786
StarHub, Ltd.	45,000	148,482
Taiwan Mobile Company, Ltd.	149,000	448,346
Tele2 AB, B Shares (I)	17,109	212,043
Telephone & Data Systems, Inc.	26,499	603,912
Tim Participacoes SA	31,700	155,288
Tower Bersama Infrastructure Tbk PT (I)	60,500	32,587
USA Mobility, Inc.	3,332	48,147
Vodacom Group, Ltd.	8,508	94,459
Vodafone Group PLC	2,340,592	9,753,161

		35,376,988

		155,703,775
Utilities - 3.1%
Electric Utilities - 1.5%
ALLETE, Inc.	5,872	296,595
American Electric Power Company, Inc.	85,690	4,301,638
Centrais Eletricas Brasileiras SA	12,500	26,685
Cheung Kong Infrastructure Holdings, Ltd.	66,000	432,353
Chubu Electric Power Company, Inc.	57,800	715,065
Cleco Corp.	24,888	1,230,214
CLP Holdings, Ltd.	190,000	1,479,635
CPFL Energia SA	9,000	64,449
Duke Energy Corp.	123,732	8,770,124
Edison International	57,062	2,988,337

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
EDP - Energias de Portugal SA	278,368	$1,204,695
EDP - Energias do Brasil SA	8,900	33,923
El Paso Electric Company	6,045	213,086
Electricite de France SA	18,818	746,615
Enel SpA	772,529	3,958,840
Entergy Corp.	31,191	1,990,610
Exelon Corp.	149,825	4,556,178
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	22,040	21,542
Federal Hydrogenerating Company JSC, ADR	8,984	13,925
FirstEnergy Corp.	73,259	2,254,912
Fortum OYJ	95,325	2,256,922
Genie Energy, Ltd., B Shares (I)	2,380	27,275
Great Plains Energy, Inc.	41,026	1,077,753
Hawaiian Electric Industries, Inc. (L)	26,677	677,863
Hokkaido Electric Power Company, Inc. (I)	16,800	171,660
Hokuriku Electric Power Company	15,500	199,592
Iberdrola SA	400,314	2,651,456
IDACORP, Inc.	20,670	1,161,447
Korea Electric Power Corp.	20,823	721,737
Kyushu Electric Power Company, Inc. (I)	38,400	494,430
MGE Energy, Inc.	5,325	205,439
NextEra Energy, Inc.	75,500	6,899,945
Northeast Utilities	55,067	2,447,728
NRG Yield, Inc., Class A (L)	3,354	128,056
OGE Energy Corp.	53,127	1,912,572
Otter Tail Corp. (L)	5,382	162,644
Pepco Holdings, Inc.	44,177	900,769
Pinnacle West Capital Corp.	19,267	1,072,209
PNM Resources, Inc.	32,833	858,583
Portland General Electric Company	10,938	347,828
Power Assets Holdings, Ltd.	149,000	1,246,359
PPL Corp.	110,479	3,567,367
Red Electrica Corp. SA	9,002	699,933
Reliance Infrastructure, Ltd., GDR (S)	1,952	34,287
RusHydro JSC, ADR	59,290	89,411
Shikoku Electric Power Company, Inc. (I)	16,100	250,266
SP AusNet	93,989	111,293
SSE PLC	85,325	2,003,240
Tenaga Nasional BHD	270,836	992,493
Terna Rete Elettrica Nazionale SpA	176,774	901,745
The Chugoku Electric Power Company, Inc.	26,600	378,319
The Empire District Electric Company	6,300	149,562
The Kansai Electric Power Company, Ltd. (I)	63,200	706,480
The Southern Company	154,396	6,538,671
Tohoku Electric Power Company, Inc. (I)	40,600	478,112
Tokyo Electric Power Company, Inc. (I)	129,800	607,081
Transmissora Alianca de Energia Eletrica SA	4,400	33,852
UIL Holdings Corp.	8,321	322,189
Unitil Corp.	2,708	85,248
UNS Energy Corp.	6,090	368,506
Westar Energy, Inc.	34,067	1,165,773
Xcel Energy, Inc.	87,080	2,637,653

		83,043,169
Gas Utilities - 0.3%
AGL Resources, Inc.	20,825	979,608
APA Group, Ltd.	43,544	259,832
Atmos Energy Corp.	24,337	1,121,936
Chesapeake Utilities Corp.	1,523	90,223
China Gas Holdings, Ltd.	168,000	264,159
China Resources Gas Group, Ltd.	78,000	274,363
Enagas SA	15,890	461,676
ENN Energy Holdings, Ltd.	66,000	463,196

The accompanying notes are an integral part of the financial statements.
204

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
GAIL India, Ltd., GDR	2,997	$107,700
GAIL India, Ltd., GDR (Turquoise Exchange)	3,000	108,000
Gas Natural SDG SA	29,129	746,004
Hong Kong & China Gas Company, Ltd.	616,290	1,328,845
Korea Gas Corp. (I)	2,189	142,435
National Fuel Gas Company	22,406	1,683,139
New Jersey Resources Corp.	6,047	272,175
Northwest Natural Gas Company (L)	4,117	176,496
ONE Gas, Inc. (I)	13,668	464,439
Osaka Gas Company, Ltd.	169,000	703,995
Perusahaan Gas Negara Persero Tbk PT	366,669	155,252
Petronas Gas BHD	56,799	409,453
Piedmont Natural Gas Company, Inc. (L)	10,872	367,691
Questar Corp.	46,924	1,114,445
Snam SpA	238,025	1,354,185
South Jersey Industries, Inc.	4,710	269,318
Southwest Gas Corp.	6,744	364,311
The Laclede Group, Inc.	4,787	219,484
Toho Gas Company, Ltd.	37,000	187,988
Tokyo Gas Company, Ltd.	215,000	1,080,060
UGI Corp.	30,572	1,366,263
WGL Holdings, Inc.	21,356	858,298

		17,394,969
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	115,114	1,571,306
Atlantic Power Corp. (L)	18,579	48,305
China Longyuan Power Group Corp., H Shares	233,000	279,070
China Resources Power
Holdings Company, Ltd.	166,532	402,517
Datang International Power Generation
Company, Ltd., H Shares	253,136	102,273
Dynegy, Inc. (I)(L)	14,829	346,850
Electric Power Development Company, Ltd.	10,500	326,838
Enel Green Power SpA	205,159	575,347
Huaneng Power International, Inc., H Shares	278,564	249,342
NRG Energy, Inc.	56,594	1,645,188
Ormat Technologies, Inc. (L)	2,737	75,952
Pattern Energy Group, Inc.	2,733	74,884
Tractebel Energia SA	6,100	86,409

		5,784,281
Multi-Utilities - 1.1%
AGL Energy, Ltd.	29,935	418,937
Alliant Energy Corp.	29,714	1,611,687
Ameren Corp.	42,464	1,715,970
Avista Corp.	8,799	260,450
Black Hills Corp.	18,379	1,042,273
CenterPoint Energy, Inc.	74,830	1,769,730
Centrica PLC	455,448	2,432,312
CMS Energy Corp.	46,329	1,317,133
Consolidated Edison, Inc.	51,301	2,875,421
Dominion Resources, Inc.	101,735	7,060,409
DTE Energy Company	31,017	2,225,780
E.ON SE	189,016	3,598,995
GDF Suez	102,388	2,622,044
Integrys Energy Group, Inc.	13,812	791,013
MDU Resources Group, Inc.	50,550	1,716,678
National Grid PLC	330,110	4,619,310
NiSource, Inc.	55,318	1,926,173
NorthWestern Corp.	5,580	256,345
PG&E Corp.	78,770	3,470,606
Public Service Enterprise Group, Inc.	88,648	3,249,836

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
RWE AG	51,360	$2,053,731
SCANA Corp.	24,676	1,221,462
Sempra Energy	39,941	3,773,226
Suez Environnement Company	21,419	428,040
TECO Energy, Inc.	36,359	610,104
Vectren Corp.	22,096	850,033
Veolia Environnement SA	27,737	524,012
Wisconsin Energy Corp.	39,425	1,733,123
YTL Corp. BHD	463,517	223,681
YTL Power International BHD (I)	210,441	109,261

		56,507,775
Water Utilities - 0.1%
American States Water Company	5,597	168,078
Aqua America, Inc. (L)	47,303	1,191,563
Beijing Enterprises Water Group, Ltd.	282,000	202,635
California Water Service Group	6,894	162,078
Cia de Saneamento Basico do Estado de
Sao Paulo	12,800	117,652
Cia de Saneamento de Minas Gerais	2,100	29,837
Connecticut Water Service, Inc.	1,937	63,611
Consolidated Water Company, Ltd.	2,640	33,106
Guangdong Investment, Ltd.	216,780	226,048
Middlesex Water Company	3,097	62,590
Severn Trent PLC	21,169	655,890
SJW Corp.	2,395	70,868
United Utilities Group PLC	60,263	786,513
York Water Company (L)	2,551	51,454

		3,821,923

		166,552,117

TOTAL COMMON STOCKS (Cost $3,850,372,593)		$4,957,825,374

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	5,624	493,069
Hyundai Motor Company, Ltd.	1,939	250,812
Hyundai Motor Company, Ltd., 2nd Preferred	3,056	415,098
Lojas Americanas SA	16,100	99,456
Porsche Automobil Holding SE	16,085	1,689,469
Volkswagen AG	15,167	3,942,525

		6,890,429
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	5,300	223,865
Henkel AG & Company KGaA, 0.800%	18,701	2,083,850

		2,307,715
Energy - 0.0%
Petroleo Brasileiro SA	157,500	915,016
Financials - 0.1%
Banco Bradesco SA	78,900	920,158
Banco do Estado do Rio Grande do Sul SA,
B Shares	6,800	33,096
Itau Unibanco Holding SA	94,140	1,257,426
Itausa - Investimentos Itau SA	107,350	389,428

		2,600,108
Industrials - 0.0%
Marcopolo SA	16,500	32,620
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,667	1,661,399

The accompanying notes are an integral part of the financial statements.
205

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials - 0.0%
Bradespar SA	8,500	$77,404
Braskem SA, A Shares (I)	5,800	40,000
Fuchs Petrolub AG	3,660	364,697
Gerdau SA	32,200	198,674
Klabin SA	18,000	89,071
LG Chem, Ltd.	610	87,313
Metalurgica Gerdau SA	10,300	78,767
Suzano Papel e Celulose SA, A Shares	11,000	41,698
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	14,300	59,655
Vale SA	71,200	885,613

		1,922,892
Telecommunication Services - 0.0%
Oi SA	26,900	41,291
Telefonica Brasil SA	11,200	205,857

		247,148
Utilities - 0.0%
AES Tiete SA	3,000	22,247
Centrais Eletricas Brasileiras SA, B Shares	7,300	28,309
Cia Paranaense de Energia, B Shares	3,600	38,809
Companhia Energetica de Minas Gerais	26,614	152,671
Companhia Energetica de Sao Paulo, B Shares	6,300	60,456

		302,492

TOTAL PREFERRED SECURITIES (Cost $15,777,100)		$16,879,819

EXCHANGED-TRADED FUNDS - 0.3%
iShares MSCI India ETF (L)	501,500	12,166,390
iShares MSCI Russia Capped ETF	134,813	2,483,255

TOTAL EXCHANGED-TRADED FUNDS (Cost $15,340,928)		$14,649,645

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	70,775	3,430
Cubist Pharmaceuticals, Inc. (Expiration
Date: 12/31/2016) (I)(N)	6,850	4,751
Forest Laboratories, Inc. (I)(N)	891	0
Groupe Fnac (I)(N)	4,898	16,902
Itausa - Investimentos Itau SA (Expiration
Date: 03/26/2014; Strike Price:
BRL 6.25) (I)	1,648	1,547

TOTAL RIGHTS (Cost $36,493)		$26,630

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	20
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	5,637
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	356	1,109

TOTAL WARRANTS (Cost $1,896)		$6,766

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	11,624,808	116,327,124

TOTAL SECURITIES LENDING
COLLATERAL (Cost $116,328,035)		$116,327,124

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.0%
Repurchase Agreement - 6.0%
Repurchase Agreement with State Street Corp.
dated 02/28/2014 at 0.000% to be
repurchased at $323,473,000 on 03/03/2014,
collateralized by $368,345,000
U.S. Treasury Bonds, 2.750% - 3.125% due
02/15/2042 - 08/15/2042 (valued at
$324,663,825, including interest) and
$5,275,000 U.S. Treasury Notes, 0.375%
due 11/15/2014 (valued at $5,288,188,
including interest)	$323,473,000	$323,473,000

TOTAL SHORT-TERM INVESTMENTS (Cost $323,473,000)		$323,473,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $4,321,330,045) - 101.2%		$5,429,188,358
Other assets and liabilities, net - (1.2%)		(66,141,705)

TOTAL NET ASSETS - 100.0%		$5,363,046,653

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.5%
U.S. Government - 32.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$48,211,984	$47,897,924
0.375%, 07/15/2023	3,805,434	3,803,946
0.625%, 07/15/2021	2,274,822	2,374,168
1.125%, 01/15/2021	4,048,368	4,359,271
1.250%, 07/15/2020	5,449,962	5,960,471
1.375%, 01/15/2020	754,397	826,831
1.750%, 01/15/2028	29,034,423	32,427,821
2.000%, 01/15/2026	21,252,839	24,430,797
2.375%, 01/15/2025 to 01/15/2027	39,789,855	47,548,349
2.500%, 01/15/2029	12,591,452	15,413,713
3.625%, 04/15/2028	1,008,623	1,382,917
3.875%, 04/15/2029	2,835,260	4,036,038
U.S. Treasury Notes
0.095%, 01/31/2016 (P)	50,600,000	50,580,367
0.500%, 07/31/2017	4,000,000	3,946,248
0.625%, 10/15/2016 to 08/31/2017	98,750,000	98,657,260
0.750%, 01/15/2017 to 03/31/2018	168,900,000	166,507,478
0.875%, 09/15/2016 to 04/30/2017	45,800,000	46,050,017
1.000%, 03/31/2017	2,000,000	2,015,156
1.250%, 11/30/2018	41,300,000	40,948,289
1.500%, 07/31/2016 to 02/28/2019	155,900,000	156,018,185
1.500%, 08/31/2018 (D)	71,000,000	71,482,587
3.000%, 02/28/2017	700,000	747,195
3.125%, 01/31/2017	400,000	428,250
3.250%, 03/31/2017	2,000,000	2,152,344

		829,995,622
U.S. Government Agency - 38.7%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	886,242
1.000%, 03/08/2017 to 09/29/2017	71,400,000	71,541,728
1.250%, 08/01/2019 to 10/02/2019	30,300,000	29,239,587
1.750%, 05/30/2019	1,100,000	1,096,193
2.375%, 01/13/2022	1,400,000	1,379,654
3.750%, 03/27/2019	800,000	879,603

The accompanying notes are an integral part of the financial statements.
206

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, TBA (C)		$32,000,000	$33,450,000
4.000%, 05/01/2029 to 08/01/2043		5,430,080	5,696,459
4.288%, 11/01/2035 (P)		94,729	99,848
4.500%, TBA (C)		1,000,000	1,072,969
4.500%, 03/01/2037 to 02/01/2044		11,759,099	12,614,938
5.500%, 08/23/2017 to 01/01/2040		3,782,236	4,243,800
6.000%, 08/01/2022 to 05/01/2040		38,037,730	42,155,559
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018		14,100,000	13,970,584
1.250%, 01/30/2017		6,600,000	6,704,597
1.875%, 09/18/2018		900,000	914,400
1.967%, 11/01/2034 (P)		154,256	161,559
1.984%, 11/01/2035 (P)		151,244	157,067
2.198%, 01/01/2035 (P)		118,383	123,626
2.225%, 05/01/2035 (P)		259,637	272,806
2.300%, 03/01/2035 (P)		77,321	81,816
2.310%, 08/01/2022		2,700,000	2,553,546
2.471%, 06/01/2035 (P)		412,355	438,031
2.527%, 07/01/2034 (P)		117,824	125,335
2.870%, 09/01/2027		2,000,000	1,775,922
3.000%, TBA (C)		22,000,000	22,755,196
3.000%, 02/01/2027 to 06/01/2027		4,825,295	5,007,949
3.330%, 11/01/2021		96,205	100,392
3.500%, TBA (C)		19,000,000	20,086,564
3.500%, 03/01/2020 to 05/01/2043		23,413,705	24,219,736
4.000%, TBA (C)		186,500,000	195,400,301
4.000%, 10/01/2018 to 10/01/2041		18,269,913	19,482,260
4.500%, TBA (C)		67,000,000	71,959,092
4.500%, 01/01/2018 to 11/01/2043		103,877,384	111,642,858
4.786%, 09/01/2035 (P)		84,137	89,083
5.000%, TBA (C)		70,000,000	76,589,377
5.000%, 02/13/2017 to 07/01/2041		20,517,251	22,705,960
5.375%, 06/12/2017		4,500,000	5,146,380
5.500%, TBA (C)		12,000,000	13,240,313
5.500%, 06/01/2018 to 09/01/2041		100,108,824	110,537,252
6.000%, 10/01/2026 to 05/01/2041		24,382,946	27,086,023
Government National
Mortgage Association
5.000%, TBA (C)		1,000,000	1,098,984
5.000%, 10/15/2033 to 09/15/2040		20,757,895	22,848,766

			981,632,355

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,819,788,566)			$1,811,627,977

FOREIGN GOVERNMENT
OBLIGATIONS - 7.5%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		800,000	815,000
Federative Republic of Brazil
Zero Coupon 01/01/2017 (Z)	BRL	6,000,000	1,850,495

			2,665,495
Canada - 0.9%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,109,138
1.600%, 09/21/2016		1,100,000	1,124,525
1.650%, 09/27/2019		1,800,000	1,757,655
3.000%, 07/16/2018		1,100,000	1,163,681
3.150%, 06/02/2022	CAD	2,700,000	2,485,936

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
4.000%, 06/02/2021	CAD	4,200,000	$4,127,857
4.200%, 06/02/2020		1,200,000	1,195,806
4.400%, 06/02/2019		1,900,000	1,908,459
4.400%, 04/14/2020		$200,000	223,074
5.500%, 06/02/2018	CAD	700,000	725,875
Province of Quebec
3.500%, 07/29/2020		$700,000	743,244
3.500%, 12/01/2022	CAD	1,700,000	1,587,634
4.250%, 12/01/2021		4,100,000	4,067,972

			22,220,856
Italy - 4.4%
Republic of Italy
Zero Coupon 12/31/2014
to 12/31/2015 (Z)	EUR	20,600,000	28,176,513
2.500%, 03/01/2015		5,600,000	7,872,990
3.000%, 04/15/2015 to 11/01/2015		17,000,000	24,176,615
3.750%, 08/01/2015		18,400,000	26,468,896
4.500%, 07/15/2015		16,200,000	23,504,535

			110,199,549
Mexico - 0.3%
Government of Mexico
10.000%, 12/05/2024	MXN	89,000,000	8,598,612
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	739,063
Spain - 1.8%
Kingdom of Spain
2.750%, 03/31/2015	EUR	2,200,000	3,106,200
3.000%, 04/30/2015		1,300,000	1,842,563
3.150%, 01/31/2016		12,700,000	18,274,832
3.750%, 10/31/2015		6,800,000	9,843,143
4.000%, 07/30/2015		8,600,000	12,414,256

			45,480,994

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $189,829,137)			$189,904,569

CORPORATE BONDS - 11.7%
Consumer Discretionary - 0.9%
Banque PSA Finance SA
2.143%, 04/04/2014 (P)(S)		$3,500,000	3,497,900
Ford Motor Credit Company LLC
3.984%, 06/15/2016		300,000	318,838
7.000%, 04/15/2015		5,200,000	5,555,398
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,277,606
8.700%, 10/01/2014		1,000,000	1,046,089
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	5,023,220
Volkswagen International Finance NV
0.857%, 04/01/2014 (P)(S)		5,000,000	5,001,850

			21,720,901
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		256,251	304,658
Energy - 0.6%
Cameron International Corp.
1.166%, 06/02/2014 (P)		2,400,000	2,404,462
Gazprom OAO
10.500%, 03/08/2014		900,000	900,630

The accompanying notes are an integral part of the financial statements.
207

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		$4,600,000	$4,708,344
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,062,250
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,833,750

			15,909,436
Financials - 8.3%
AIG Life Holdings, Inc.
7.570%, 12/01/2045 (S)		3,700,000	4,421,500
Ally Financial, Inc.
2.436%, 12/01/2014 (P)		3,100,000	3,122,838
4.625%, 06/26/2015		1,200,000	1,246,507
5.500%, 02/15/2017		5,500,000	6,008,750
6.750%, 12/01/2014		400,000	415,500
7.500%, 09/15/2020		1,200,000	1,452,000
8.300%, 02/12/2015		6,500,000	6,922,500
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,918,260
American International Group, Inc.
6.250%, 03/15/2037		$1,100,000	1,131,625
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	867,519
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,587,500
4.500%, 04/06/2015 (S)		400,000	412,000
Bank of America Corp.
6.400%, 08/28/2017		3,100,000	3,586,294
6.500%, 08/01/2016		7,900,000	8,897,565
6.875%, 04/25/2018		7,100,000	8,455,631
Bank of America NA
0.706%, 11/14/2016 (P)		9,700,000	9,736,327
6.000%, 10/15/2036		2,700,000	3,217,155
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,443,894
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,100,000	1,121,745
1.950%, 01/30/2017 (S)		1,100,000	1,132,340
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	952,875
6.500%, 03/10/2021 (S)		1,900,000	2,061,500
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	601,500
Citigroup, Inc.
3.953%, 06/15/2016		600,000	638,097
4.450%, 01/10/2017		400,000	434,682
5.500%, 10/15/2014		5,109,000	5,263,041
Dexia Credit Local SA
0.716%, 04/29/2014 (P)(S)		25,000,000	25,016,525
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,904,920
JPMorgan Chase & Company
3.150%, 07/05/2016		500,000	525,543
3.700%, 01/20/2015		9,600,000	9,875,568
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		3,800,000	4,118,520
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	310,492
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,278,596
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,708,002

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)	$6,800,000	$7,310,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	5,000,000	5,325,000
SLM Corp.
6.250%, 01/25/2016	600,000	648,000
Springleaf Finance Corp.
6.900%, 12/15/2017	18,800,000	20,609,500
State Bank of India
4.500%, 07/27/2015 (S)	1,700,000	1,754,529
The Bear Stearns Companies LLC
5.300%, 10/30/2015	4,300,000	4,611,767
7.250%, 02/01/2018	7,000,000	8,385,552
Turkiye Garanti Bankasi AS
2.737%, 04/20/2016 (P)(S)	900,000	882,450

		211,314,109
Health Care - 0.2%
AbbVie, Inc.
0.997%, 11/06/2015 (P)	4,965,000	5,016,467
HCA, Inc.
8.500%, 04/15/2019	900,000	945,000

		5,961,467
Industrials - 0.6%
International Lease Finance Corp.
5.750%, 05/15/2016	600,000	648,000
6.500%, 09/01/2014 (S)	3,000,000	3,082,500
6.750%, 09/01/2016 (S)	1,300,000	1,457,625
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	10,710,000	11,017,913

		16,206,038
Materials - 0.7%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	295,525
CSN Resources SA
6.500%, 07/21/2020	2,300,000	2,320,125
GTL Trade Finance, Inc.
7.250%, 10/20/2017	2,300,000	2,599,000
7.250%, 10/20/2017 (S)	10,400,000	11,752,000
Rohm & Haas Company
6.000%, 09/15/2017	431,000	493,625

		17,460,275
Telecommunication Services - 0.3%
Verizon Communications, Inc.
1.993%, 09/14/2018 (P)	1,100,000	1,153,117
2.500%, 09/15/2016	1,400,000	1,452,955
3.650%, 09/14/2018	3,600,000	3,836,448

		6,442,520
Utilities - 0.1%
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,784,198	1,887,749

TOTAL CORPORATE BONDS (Cost $276,865,100)		$297,207,153

MUNICIPAL BONDS - 6.5%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,310,320

The accompanying notes are an integral part of the financial statements.
208

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	$1,000,000	$1,159,010
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	25,128,200
California State University
6.434%, 11/01/2030	1,200,000	1,359,288
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,558,654
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	112,116
6.899%, 12/01/2040	2,700,000	3,208,950
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	2,600,000	3,090,100
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,134,320
City of San Antonio (Texas)
6.308%, 02/01/2037	2,600,000	2,880,436
City of San Antonio Water System
Revenue (Texas) 5.000%, 05/15/2040	21,400,000	22,372,844
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,833,622
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,141,241
District of Columbia 5.000%, 06/01/2027	1,300,000	1,437,046
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	217,994
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	745,000	741,580
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	4,500,000	5,765,220
Los Angeles Unified School
District (California)
4.500%, 07/01/2023	5,000,000	5,541,100
6.758%, 07/01/2034	2,700,000	3,513,996
Mississippi Development Bank
6.313%, 01/01/2033	700,000	792,813
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,500,000	7,766,935
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,713,308
5.000%, 06/15/2037	800,000	848,952
5.000%, 06/15/2038	900,000	957,744
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,098,510
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	328,131
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2022	600,000	678,012
5.000%, 01/01/2023	4,300,000	4,637,722
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,280,000	1,208,858
State of California
7.950%, 03/01/2036	17,300,000	20,465,554
7.500%, 04/01/2034	6,100,000	8,304,662
7.600%, 11/01/2040	1,600,000	2,257,456
State of Louisiana 3.000%, 05/01/2043 (P)	2,600,000	2,599,688
State of Washington 5.000%, 01/01/2028	4,200,000	4,676,742

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		$1,500,000	$1,101,465
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,910,000	2,317,437
Truckee Meadows Water Authority,
Series A (Nevada) 5.000%, 07/01/2036		200,000	208,554
University of California
6.270%, 05/15/2031		5,300,000	5,845,052
6.398%, 05/15/2031		2,800,000	3,281,180

TOTAL MUNICIPAL BONDS (Cost $155,174,103)			$165,594,812

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Commercial & Residential - 7.8%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.337%, 02/25/2045 (P)		115,000	116,048
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.688%, 05/16/2047 (P)(S)	EUR	2,077,662	2,906,418
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,851,560	8,634,054
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.157%, 03/26/2037 (P)(S)		358,500	335,873
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,689,429	1,562,528
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		3,837,253	3,979,070
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.029%, 11/25/2034 (P)		1,687,610	1,673,503
Series 2004-9, Class 22A1,
3.087%, 11/25/2034 (P)		398,186	410,747
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.677%, 09/25/2035 (P)		711,883	629,485
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		390,468	425,834
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,732,878
Series 2007-PW16, Class A1A,
5.706%, 06/11/2040 (P)		11,057,321	12,505,045
CD 2006-CD2 Mortgage Trust,
Series 2006-CD2, Class A1B
5.310%, 01/15/2046 (P)		11,160,615	11,898,801
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		11,000,460	12,000,699
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		4,480,664	4,431,991
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		451,492	442,636
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		974,336	1,053,473

The accompanying notes are an integral part of the financial statements.
209

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.436%, 02/25/2037 (P)		$4,871,229	$3,795,258
Series 2005-62, Class 2A1,
1.042%, 12/25/2035 (P)		5,590,709	4,313,058
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)		282,911	268,115
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)		1,077,341	992,948
Series 2004-HYB9, Class 1A1,
2.502%, 02/20/2035 (P)		1,784,579	1,730,621
European Loan Conduit, Series 25X,
Class A
0.438%, 05/15/2019 (P)	EUR	69,056	93,888
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.404%, 12/20/2054 (P)		1,714,630	2,348,481
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.235%, 10/25/2046 (P)		$4	4
Series 2006-AR8, Class 1A1A,
0.235%, 01/25/2047 (P)		47	47
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	102,099
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,543,311
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.027%, 11/25/2035 (P)		808,488	803,024
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.632%, 10/15/2054 (P)(S)	EUR	769,911	1,066,375
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.426%, 10/25/2035 (P)		$4,303,868	3,810,705
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,292,569
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	442,251
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.338%, 02/25/2035 (P)		220,605	227,611
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		130,505	121,657
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.595%, 12/15/2030 (P)		1,614,391	1,520,732
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.695%, 07/09/2021 (P)(S)		2,992,479	2,988,042
Merrill Lynch Mortgage Investors Trust,
Series 2005-1, Class 2A5
2.124%, 04/25/2035 (P)		676,528	646,634
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.366%, 02/25/2036 (P)		758,717	703,612

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors, Inc. (continued)
Series 2005-3, Class 4A,
0.406%, 11/25/2035 (P)		$133,418	$125,160
Series 2005-2, Class 3A,
1.156%, 10/25/2035 (P)		377,633	361,832
Series 2005-2, Class 1A,
1.596%, 10/25/2035 (P)		4,723,732	4,634,595
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,214,378
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		12,065,809	13,179,206
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		633,725	645,841
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.806%, 08/12/2045 (P)(S)		997,189	1,091,121
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.536%, 12/25/2035 (P)		2,000,000	1,647,092
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.316%, 02/25/2037 (P)		11,218,999	8,974,268
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		4,396,564	4,378,626
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.406%, 02/26/2037 (P)(S)		2,417,440	2,183,509
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A
0.436%, 02/25/2036 (P)		389,902	307,301
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.286%, 03/25/2037 (P)		2,036,018	1,602,821
Series 2005-AR5, Class A3,
0.404%, 07/19/2035 (P)		1,431,264	1,421,474
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.625%, 10/28/2035 (P)(S)		358,656	337,598
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.606%, 09/25/2034 (P)		1,813,344	1,771,724
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.356%, 09/25/2036 (P)		9,669,860	9,120,680
Titan Europe PLC, Series, 2007-3X,
Class A1
0.802%, 10/23/2016 (P)	GBP	2,819,146	4,626,387
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.235%, 06/15/2020 (P)(S)		$2,081,437	2,062,642
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)		15,147,955	16,350,869

The accompanying notes are an integral part of the financial statements.
210

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR19, Class A1A1,
0.426%, 12/25/2045 (P)	$1,852,711	$1,730,988
Series 2001-7, Class A,
1.330%, 05/25/2041 (P)	47,100	46,954
Series 2002-AR17, Class 1A,
1.332%, 11/25/2042 (P)	119,756	115,679
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	3,076,940	3,242,971
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	11,733,443	12,526,014
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.613%, 03/25/2036 (P)	1,089,494	1,101,598
Series 2006-AR2, Class 2A5,
2.613%, 03/25/2036 (P)	3,396,657	3,287,271
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	844,391	848,218

		197,486,942
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 3335, Class FT,
0.305%, 08/15/2019 (P)	1,251,571	1,251,928
Series 3149, Class LF,
0.455%, 05/15/2036 (P)	762,955	760,788
Series 2637, Class F,
0.555%, 06/15/2018 (P)	52,990	53,179
Series T-63, Class 1A1,
1.334%, 02/25/2045 (P)	110,183	112,759
Federal National Mortgage Association
Series 2007-73, Class A1,
0.216%, 07/25/2037 (P)	878,989	843,823
Series 2005-120, Class NF,
0.256%, 01/25/2021 (P)	942,426	941,992
Series 2007-30, Class AF,
0.466%, 04/25/2037 (P)	756,786	755,437
Series 2003-W6, Class F,
0.506%, 09/25/2042 (P)	840,470	832,048
Series 2005-75, Class FL,
0.606%, 09/25/2035 (P)	1,786,329	1,790,309
Series 2006-5, Class 3A2,
2.365%, 05/25/2035 (P)	126,468	131,175

		7,473,438

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $201,146,629)		$204,960,380

ASSET BACKED SECURITIES - 0.8%
Access Group, Inc., Series 2008-1,
Class A
1.539%, 10/27/2025 (P)	5,826,138	5,885,711
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE1,
Class 21A1
0.216%, 01/25/2037 (P)	83,589	83,271
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.256%, 05/25/2037 (P)	623,957	590,479

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.476%, 10/25/2035 (P)		$221,013	$219,691
Collegiate Funding Services Education
Loan Trust, Series 2005-B, Class A2
0.347%, 12/28/2021 (P)		183,294	183,330
GSAMP Trust, Series 2007-FM1,
Class A2A
0.226%, 12/25/2036 (P)		289,429	145,657
Hillmark Funding, Series 2006-1A,
Class A1
0.484%, 05/21/2021 (P)(S)		6,829,891	6,642,950
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.216%, 12/25/2036 (P)		436,921	176,704
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.444%, 01/20/2034 (P)		1,214,529	1,205,855
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.216%, 03/25/2047 (P)		352,977	337,620
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.716%, 10/25/2034 (P)		58,753	56,202
Penta CLO SA, Series 2007-1X, Class A1
0.551%, 06/04/2024 (P)	EUR	968,307	1,308,984
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.216%, 12/25/2036 (P)		$479,668	165,562
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		970,589	1,062,776
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.216%, 01/25/2038 (P)		58,563	58,244
Wood Street CLO BV, Series I, Class A
0.544%, 11/22/2021 (P)	EUR	1,380,649	1,873,302

TOTAL ASSET BACKED SECURITIES (Cost $20,085,341)			$19,996,338

PREFERRED SECURITIES - 1.6%
Financials - 1.6%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$24,750,000
Wells Fargo & Company,
Series L, 7.500%		13,070	15,396,460

TOTAL PREFERRED SECURITIES (Cost $39,503,975)			$40,146,460

SHORT-TERM INVESTMENTS - 8.9%
Certificate of Deposit - 0.1%
Itau Unibanco Holding SA 1.471%,
10/31/2014 *		$2,100,000	$2,077,665
U.S. Government - 0.0%
U.S. Treasury Bill
0.045%, 07/17/2014 (D)*		444,000	443,908
0.076%, 08/21/2014 *		320,000	319,886

			763,794

The accompanying notes are an integral part of the financial statements.
211

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 8.8%
Repurchase Agreement with Barclays
Capital dated 02/28/2014 at 0.060% to
be repurchased at $12,000,060 on
03/03/2014, collateralized by
$12,413,000 U.S. Treasury Notes,
1.250% due 04/30/2019 (valued at
$12,289,877, including interest)	$12,000,000	$12,000,000
Repurchase Agreement with Deutsche
Bank dated 02/28/2014 at 0.050% to be
repurchased at $3,400,014 on
03/03/2014, collateralized by
$3,393,000 U.S. Treasury Notes,
1.375% due 11/30/2015 (valued at
$3,470,805, including interest)	3,400,000	3,400,000
Repurchase Agreement with JPMorgan
Chase & Company dated 02/28/2014 at
0.060% - 0.070% to be repurchased at
$68,400,345 on 03/03/2014,
collateralized by $4,100,000 Federal
National Mortgage Association, 1.670%
due 12/17/2018 (valued at $4,085,334,
including interest) and $63,129,300
U.S. Treasury Notes, 2.625% due
11/15/2020 (valued at $66,105,543,
including interest)	68,400,000	68,400,000
Repurchase Agreement with Royal Bank
of Canada dated 02/28/2014 at 0.060%
to be repurchased at $100,000,500 on
03/03/2014, collateralized by
$103,545,000 U.S. Treasury Notes,
1.500% - 1.750% due 02/28/2019 -
05/15/2023 (valued at $102,396,645,
including interest)	100,000,000	100,000,000
Repurchase Agreement with Royal Bank
of Scotland dated 02/26/2014 at 0.050%
to be repurchased at $5,000,056 on
03/06/2014, collateralized by
$5,148,000 U.S. Treasury Notes,
0.625% due 08/31/2017 (valued at
$5,111,223, including interest)	5,000,000	5,000,000
Repurchase Agreement with State
Street Corp. dated 02/28/2014 at
0.000% to be repurchased at $797,000
on 03/03/2014, collateralized by
$815,000 Federal Home Loan Discount
Notes, 0.010% due 03/26/2014 (valued
at $814,593, including interest)	797,000	797,000
Repurchase Agreement with TD Securities
dated 02/28/2014 at 0.060% to be
repurchased at $32,800,164 on
03/03/2014, collateralized by
$33,875,000 U.S. Treasury Notes,
0.625% due 10/15/2016 - 11/30/2017
(valued at $33,599,986,
including interest)	32,800,000	32,800,000

		222,397,000

TOTAL SHORT-TERM INVESTMENTS (Cost $225,241,154)		$225,238,459

Total Investments (Total Return Fund)
(Cost $2,927,634,005) - 116.6%		$2,954,676,148
Other assets and liabilities, net - (16.6%)		(419,892,380)

TOTAL NET ASSETS - 100.0%		$2,534,783,768

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING - (0.2)%

U.S. GOVERNMENT AGENCY - (0.2)%
Federal National Mortgage Association
6.000%, TBA (C)	(5,000,000)	$(5,565,625)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(5,550,000))		$(5,565,625)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 85.9%
Consumer Discretionary - 21.0%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$4,680,000	$5,054,400
American Greetings Corp.
7.375%, 12/01/2021	575,000	598,719
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	230,000	235,750
5.625%, 02/15/2024 (S)	25,000	25,813
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	6,948,719
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)	1,305,000	1,340,888
Cinemark USA, Inc.
4.875%, 06/01/2023	1,025,000	994,250
5.125%, 12/15/2022	850,000	854,250
7.375%, 06/15/2021	1,975,000	2,202,125
Cooper Tire & Rubber Company
7.625%, 03/15/2027 (L)	3,105,000	3,058,425
CSC Holdings LLC
7.875%, 02/15/2018	3,350,000	3,894,375
CSC Holdings, Inc.
7.625%, 07/15/2018	2,585,000	3,005,063
CVR Refining LLC
6.500%, 11/01/2022	2,050,000	2,126,875
DineEquity, Inc.
9.500%, 10/30/2018	5,202,000	5,696,190
DISH DBS Corp.
5.125%, 05/01/2020	425,000	439,875
7.750%, 05/31/2015	2,665,000	2,868,206
7.875%, 09/01/2019	1,000,000	1,175,000
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	3,170,000	3,399,825
General Motors Financial Company, Inc.
4.750%, 08/15/2017	310,000	335,265
6.750%, 06/01/2018	1,580,000	1,840,700
GLP Capital LP
5.375%, 11/01/2023 (S)	1,830,000	1,889,475
Gray Television, Inc.
7.500%, 10/01/2020	6,500,000	7,085,000
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	5,070,000	5,222,100
Greektown Superholdings, Inc.
13.000%, 07/01/2015	9,200,000	9,623,200
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	845,000	893,588
Interactive Data Corp.
10.250%, 08/01/2018	3,595,000	3,900,575
Lamar Media Corp.
5.000%, 05/01/2023	1,060,000	1,057,350
5.375%, 01/15/2024 (S)	300,000	309,750
5.875%, 02/01/2022	1,400,000	1,484,000

The accompanying notes are an integral part of the financial statements.
212

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Lamar Media Corp. (continued)
7.875%, 04/15/2018	$556,000	$582,410
LIN Television Corp.
6.375%, 01/15/2021	350,000	371,000
8.375%, 04/15/2018	2,650,000	2,779,188
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (S)	255,000	279,863
LKQ Corp.
4.750%, 05/15/2023 (S)	3,600,000	3,429,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	2,625,000	2,736,563
National CineMedia LLC
6.000%, 04/15/2022	2,370,000	2,482,575
7.875%, 07/15/2021	750,000	828,750
Neiman Marcus Group, Ltd., Inc.
8.000%, 10/15/2021 (S)	260,000	278,850
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	2,525,000	2,720,688
Nielsen Finance LLC
4.500%, 10/01/2020	1,105,000	1,118,813
7.750%, 10/15/2018	10,195,000	10,921,394
Penske Automotive Group, Inc.
5.750%, 10/01/2022	3,277,000	3,424,465
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	5,655,000	6,149,813
Regal Entertainment Group
5.750%, 03/15/2022 to 06/15/2023	5,090,000	5,198,613
Rent-A-Center, Inc.
4.750%, 05/01/2021	260,000	245,050
6.625%, 11/15/2020	1,815,000	1,892,138
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (L)	2,485,000	2,205,438
Service Corp. International
7.000%, 06/15/2017	65,000	73,044
7.625%, 10/01/2018	1,520,000	1,767,000
8.000%, 11/15/2021	2,290,000	2,642,088
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,615,000	1,558,475
Sotheby’s
5.250%, 10/01/2022 (S)	2,750,000	2,653,750
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,588,000	3,803,280
Tempur Sealy International, Inc.
6.875%, 12/15/2020	250,000	273,750
The William Carter Company
5.250%, 08/15/2021 (S)	280,000	287,000
Toys R Us Property Company II LLC
8.500%, 12/01/2017	327,000	336,401
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	2,136,375
6.375%, 12/15/2015	1,195,000	1,197,988
Wolverine World Wide, Inc.
6.125%, 10/15/2020	230,000	248,400

		142,181,913
Consumer Staples - 1.3%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,095,875
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	215,763
Constellation Brands, Inc.
3.750%, 05/01/2021	50,000	48,625
4.250%, 05/01/2023	50,000	49,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Darling International, Inc.
5.375%, 01/15/2022 (S)	$215,000	$220,644
HJ Heinz Company
4.250%, 10/15/2020 (S)	880,000	877,800
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	1,050,000	1,022,438
Post Holdings, Inc.
6.750%, 12/01/2021 (S)	285,000	305,306
7.375%, 02/15/2022 (S)	575,000	626,031
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	855,000	867,825
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	2,040,000	2,205,750
TreeHouse Foods, Inc.
4.875%, 03/15/2022	1,415,000	1,439,763

		8,974,820
Energy - 15.2%
Bristow Group, Inc.
6.250%, 10/15/2022	4,260,000	4,526,250
Crestwood Midstream Partners LP
6.000%, 12/15/2020	945,000	994,613
6.125%, 03/01/2022 (S)	600,000	627,000
Denbury Resources, Inc.
4.625%, 07/15/2023	800,000	754,000
6.375%, 08/15/2021	150,000	161,625
8.250%, 02/15/2020	5,039,000	5,511,406
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,735,000	1,856,450
El Paso LLC
6.500%, 09/15/2020	255,000	279,517
6.950%, 06/01/2028	1,325,000	1,246,830
7.000%, 06/15/2017	2,092,000	2,365,406
7.250%, 06/01/2018	1,940,000	2,214,559
8.050%, 10/15/2030	700,000	744,060
8.250%, 02/15/2016	400,000	434,212
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (L)(S)	625,000	641,406
Energy Transfer Equity LP
7.500%, 10/15/2020	4,512,000	5,154,960
Era Group, Inc.
7.750%, 12/15/2022	3,235,000	3,437,188
Exterran Partners LP
6.000%, 04/01/2021	3,900,000	3,861,000
Forum Energy Technologies, Inc.
6.250%, 10/01/2021 (S)	250,000	265,625
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	6,607,000	6,805,210
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	3,293,450
5.875%, 04/01/2020	670,000	696,800
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	490,000	498,575
NGPL PipeCo LLC
7.768%, 12/15/2037 (S)	8,238,000	7,558,365
9.625%, 06/01/2019 (S)	510,000	549,525
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,623,000
Oil States International, Inc.
6.500%, 06/01/2019	3,025,000	3,198,938
PHI, Inc.
8.625%, 10/15/2018	5,460,000	5,869,500

The accompanying notes are an integral part of the financial statements.
213

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	$4,555,000	$4,406,963
6.000%, 01/15/2019 (S)	470,000	470,000
6.875%, 04/15/2040 (S)	5,850,000	5,265,000
7.500%, 07/15/2038 (S)	3,200,000	3,024,000
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (S)	1,075,000	1,056,188
5.875%, 02/01/2021 (S)	50,000	51,250
6.250%, 03/15/2022 (S)	2,100,000	2,173,500
Sabine Pass LNG LP
6.500%, 11/01/2020	800,000	836,000
7.500%, 11/30/2016	11,125,000	12,348,750
7.500%, 11/30/2016 (S)	1,563,000	1,680,225
SemGroup Corp.
7.500%, 06/15/2021	2,805,000	3,001,350
Teekay Corp.
8.500%, 01/15/2020	480,000	537,600
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,370,000	1,435,075

		102,455,371
Financials - 14.7%
Ally Financial, Inc.
2.750%, 01/30/2017	1,055,000	1,069,506
3.500%, 01/27/2019	1,020,000	1,027,650
5.500%, 02/15/2017	1,965,000	2,146,763
7.500%, 09/15/2020	1,550,000	1,875,500
8.000%, 03/15/2020 to 11/01/2031	3,460,000	4,304,250
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	195,000	203,186
6.750%, 04/06/2021 (S)	1,643,000	1,800,143
7.125%, 10/15/2020 (S)	885,000	993,443
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,592,000
CIT Group, Inc.
3.875%, 02/19/2019	785,000	795,952
4.250%, 08/15/2017	3,375,000	3,539,531
5.000%, 05/15/2017	1,434,000	1,537,965
5.250%, 03/15/2018	600,000	651,000
5.500%, 02/15/2019 (S)	1,425,000	1,549,688
Corrections Corp. of America
4.125%, 04/01/2020	1,715,000	1,676,413
4.625%, 05/01/2023	730,000	704,450
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)	480,000	498,000
Crown Castle International Corp.
5.250%, 01/15/2023	3,039,000	3,114,975
7.125%, 11/01/2019	2,000,000	2,135,000
Denali Borrower LLC
5.625%, 10/15/2020 (S)	5,465,000	5,622,119
DuPont Fabros Technology LP
5.875%, 09/15/2021	8,170,000	8,619,350
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	2,017,828
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	790,000	841,350
First Data Corp.
11.750%, 08/15/2021 (S)	300,000	321,000
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	7,005,000	7,372,763
MPH Intermediate Holding Company 2, PIK
8.375%, 08/01/2018 (S)	450,000	469,125
MPT Operating Partnership LP
6.375%, 02/15/2022	1,925,000	2,021,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MPT Operating Partnership LP (continued)
6.875%, 05/01/2021	$2,325,000	$2,516,813
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	684,125
5.875%, 03/15/2022 (S)	825,000	866,250
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,193,375
Sabra Health Care LP
5.375%, 06/01/2023	1,100,000	1,097,250
SLM Corp.
7.250%, 01/25/2022	1,170,000	1,287,000
8.000%, 03/25/2020	5,540,000	6,398,700
8.450%, 06/15/2018	3,140,000	3,716,975
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	136,500
Springleaf Finance Corp.
5.750%, 09/15/2016	1,650,000	1,749,000
6.000%, 06/01/2020	5,825,000	5,956,063
6.500%, 09/15/2017	1,200,000	1,290,000
7.750%, 10/01/2021	1,200,000	1,329,000
The Geo Group, Inc.
5.125%, 04/01/2023	1,125,000	1,085,625
5.875%, 01/15/2022	2,355,000	2,402,100
6.625%, 02/15/2021	1,890,000	2,022,300
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	480,000	505,200
USI, Inc.
7.750%, 01/15/2021 (S)	3,685,000	3,832,400

		99,568,876
Health Care - 7.1%
Aviv Healthcare Properties LP
6.000%, 10/15/2021	650,000	677,625
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,105,000	1,182,350
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,434,313
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	250,000	258,750
6.875%, 02/01/2022 (S)	1,560,000	1,659,450
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	1,200,000	1,269,000
DaVita HealthCare Partners, Inc.
6.625%, 11/01/2020	2,800,000	3,006,500
Endo Finance Company
5.750%, 01/15/2022 (S)	855,000	882,788
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	791,963
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,444,500
6.500%, 09/15/2018 (S)	1,605,000	1,805,625
HCA, Inc.
5.875%, 03/15/2022	125,000	136,563
7.500%, 11/15/2095	1,000,000	880,000
HealthSouth Corp.
5.750%, 11/01/2024	485,000	495,913
7.250%, 10/01/2018	486,000	516,375
8.125%, 02/15/2020	1,065,000	1,160,850
Hologic, Inc.
6.250%, 08/01/2020	3,295,000	3,500,938
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	1,405,000	1,469,981
MultiPlan, Inc.
9.875%, 09/01/2018 (S)	3,025,000	3,308,594

The accompanying notes are an integral part of the financial statements.
214

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	$1,380,000	$1,493,850
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	620,000	669,600
Sabra Health Care LP
5.500%, 02/01/2021	955,000	983,650
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	1,425,000	1,524,750
Select Medical Corp.
6.375%, 06/01/2021	3,550,000	3,621,000
Tenet Healthcare Corp.
4.750%, 06/01/2020	1,400,000	1,438,500
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	6,275,000	6,745,625
6.250%, 11/01/2018	775,000	858,313
8.125%, 04/01/2022	555,000	621,600
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	111,431
6.750%, 08/15/2018 (S)	1,925,000	2,122,313
7.500%, 07/15/2021 (S)	1,595,000	1,818,300

		47,891,010
Industrials - 5.5%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	1,515,000	1,666,500
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	580,000	595,950
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,995,000	5,419,575
Ceridian HCM Holding, Inc.
11.000%, 03/15/2021 (S)	55,000	62,906
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	388,500
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,090,000	1,177,200
Covanta Holding Corp.
5.875%, 03/01/2024	1,485,000	1,515,125
6.375%, 10/01/2022	837,000	885,128
7.250%, 12/01/2020	180,000	196,200
Florida East Coast Railway Corp.
8.125%, 02/01/2017	1,120,000	1,170,960
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,568,000	3,924,800
Interface, Inc.
7.625%, 12/01/2018	202,000	216,645
Iron Mountain, Inc.
5.750%, 08/15/2024	2,975,000	2,900,625
6.000%, 08/15/2023	5,430,000	5,769,375
The ADT Corp.
4.125%, 06/15/2023	2,795,000	2,627,974
6.250%, 10/15/2021 (S)	2,120,000	2,231,300
TransDigm, Inc.
5.500%, 10/15/2020	1,095,000	1,108,688
7.750%, 12/15/2018	1,610,000	1,724,713
United Rentals North America, Inc.
5.750%, 07/15/2018	2,130,000	2,284,425
Watco Companies LLC
6.375%, 04/01/2023 (S)	1,030,000	1,040,300

		36,906,889
Information Technology - 4.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	815,000	876,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Activision Blizzard, Inc. (continued)
6.125%, 09/15/2023 (S)	$210,000	$227,850
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,500,000	2,668,750
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	790,000	830,488
CDW LLC
12.535%, 10/12/2017	67,000	70,350
Equinix, Inc.
4.875%, 04/01/2020	220,000	223,575
7.000%, 07/15/2021	75,000	83,438
First Data Corp.
6.750%, 11/01/2020 (S)	2,525,000	2,727,000
7.375%, 06/15/2019 (S)	300,000	325,125
11.750%, 08/15/2021 (S)	2,645,000	2,830,150
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	1,010,000	1,004,950
Healthcare Technology Intermediate, Inc., PIK
7.375%, 09/01/2018 (S)	1,160,000	1,200,600
Intelsat Jackson Holdings SA
6.625%, 12/15/2022	1,050,000	1,107,750
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,640,000	1,713,800
NCR Corp.
4.625%, 02/15/2021	475,000	478,563
5.000%, 07/15/2022	3,435,000	3,477,938
5.875%, 12/15/2021 (S)	1,765,000	1,888,550
6.375%, 12/15/2023 (S)	715,000	765,050
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	720,000	721,800
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	461,125
SunGard Data Systems, Inc.
6.625%, 11/01/2019	4,000,000	4,275,000
7.375%, 11/15/2018	2,080,000	2,215,200
7.625%, 11/15/2020	325,000	358,313
VeriSign, Inc.
4.625%, 05/01/2023	1,660,000	1,618,500

		32,149,990
Materials - 2.4%
Ball Corp.
4.000%, 11/15/2023	830,000	795,763
5.000%, 03/15/2022	425,000	438,813
Celanese US Holdings LLC
5.875%, 06/15/2021	345,000	371,738
6.625%, 10/15/2018	235,000	249,100
Crown Americas LLC
4.500%, 01/15/2023	775,000	761,438
6.250%, 02/01/2021	1,597,000	1,748,715
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,175,000
Novelis, Inc.
8.750%, 12/15/2020	1,150,000	1,293,750
Sealed Air Corp.
6.875%, 07/15/2033 (S)	1,130,000	1,141,300
8.375%, 09/15/2021 (S)	2,660,000	3,068,975
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,448,000
5.500%, 02/01/2022 (S)	2,475,000	2,536,875

		16,029,467

The accompanying notes are an integral part of the financial statements.
215

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 11.4%
Cricket Communications, Inc.
7.750%, 10/15/2020	$475,000	$538,531
CyrusOne LP
6.375%, 11/15/2022	350,000	368,375
GCI, Inc.
6.750%, 06/01/2021	2,945,000	2,930,275
8.625%, 11/15/2019	5,650,000	6,073,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	3,800,000	3,757,250
7.250%, 04/01/2019 to 10/15/2020	7,400,000	7,986,000
7.500%, 04/01/2021	1,050,000	1,157,625
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)	1,490,000	1,603,613
8.125%, 06/01/2023 (S)	665,000	722,356
Level 3 Financing, Inc.
6.125%, 01/15/2021 (S)	655,000	692,663
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	3,245,000	3,480,263
7.875%, 09/01/2018	3,275,000	3,487,875
SBA Communications Corp.
5.625%, 10/01/2019	190,000	199,025
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,401,000	2,527,053
8.250%, 08/15/2019	133,000	141,811
Sprint Capital Corp.
6.875%, 11/15/2028	6,465,000	6,416,513
6.900%, 05/01/2019	2,410,000	2,651,000
8.750%, 03/15/2032	1,755,000	1,969,988
Sprint Communications, Inc.
7.000%, 08/15/2020	5,835,000	6,374,738
9.000%, 11/15/2018 (S)	450,000	551,250
Sprint Corp.
7.250%, 09/15/2021 (S)	255,000	279,225
7.875%, 09/15/2023 (S)	255,000	282,413
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,508,680
T-Mobile USA, Inc.
5.250%, 09/01/2018	455,000	480,594
6.125%, 01/15/2022	105,000	110,906
6.250%, 04/01/2021	1,010,000	1,076,913
6.464%, 04/28/2019	205,000	218,838
6.500%, 01/15/2024	95,000	100,700
6.542%, 04/28/2020	205,000	221,913
6.625%, 04/01/2023	660,000	709,500
6.633%, 04/28/2021	800,000	866,000
6.731%, 04/28/2022	3,100,000	3,348,000
6.836%, 04/28/2023	1,135,000	1,225,800
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,141,250
tw telecom holdings, Inc.
5.375%, 10/01/2022	7,050,000	7,191,000

		77,391,686
Utilities - 2.5%
AmeriGas Finance LLC
6.750%, 05/20/2020	3,070,000	3,346,300
7.000%, 05/20/2022	1,110,000	1,212,675
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	59,125
Calpine Corp.
5.875%, 01/15/2024 (S)	420,000	430,500
DPL, Inc.
6.500%, 10/15/2016	940,000	1,012,850

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	$100,000	$106,000
7.250%, 04/01/2016 (S)	3,340,000	3,690,700
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,875,500
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	2,002,000	2,159,075
7.500%, 10/01/2018	1,767,000	1,881,855

		16,774,580

TOTAL CORPORATE BONDS (Cost $556,813,359)		$580,324,602

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
2.577%, 12/10/2033 (P)(S)	2,450,000	1,592,500

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,011,861)		$1,592,500

TERM LOANS (M) - 11.6%
Consumer Discretionary - 3.0%
Advantage Sales & Marketing LLC
8.250%, 06/18/2018	570,714	577,848
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,040,743
Allison Transmission, Inc.
3.160%, 08/07/2017	252,922	252,290
3.500%, 08/23/2019	1,252,953	1,253,475
CCM Merger, Inc.
5.000%, 03/01/2017	3,041,002	3,052,406
Centaur Acquisition LLC
8.750%, 02/15/2020	2,355,000	2,402,100
Dunkin’ Brands, Inc.
3.250%, 01/23/2021	960,480	955,811
Federal-Mogul Corp.
2.098%, 12/29/2014	1,816,655	1,802,464
2.098%, 12/28/2015	2,339,098	2,320,825
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,421,000
Learfield Communications, Inc.
8.750%, 10/08/2021	185,000	188,700
Sedgwick, Inc. TBD 12/12/2018 (T)	730,000	736,906
TWCC Holding Corp.
7.000%, 06/26/2020	250,000	243,958
WASH Multifamily Laundry Systems LLC
4.503%, 02/21/2019	2,625,163	2,638,288

		19,886,814
Energy - 0.8%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	3,573,000	3,215,700
Tallgrass Operations LLC
4.250%, 11/13/2018	2,140,162	2,154,685

		5,370,385
Financials - 1.0%
Asurion LLC TBD 02/19/2021 (T)	250,000	257,650
Capital Automotive LP
4.000%, 04/10/2019	2,652,131	2,663,158
6.000%, 04/30/2020	1,850,000	1,905,500
CBAC Borrower LLC
8.250%, 07/02/2020	1,525,000	1,574,563

The accompanying notes are an integral part of the financial statements.
216

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Springleaf Financial Funding Company
4.750%, 09/25/2019	$590,000	$598,113

		6,998,984
Health Care - 0.2%
Accellent, Inc. TBD 02/21/2022 (T)	730,000	737,300
Vertafore, Inc.
9.750%, 10/27/2017	660,000	669,075

		1,406,375
Industrials - 1.5%
Four Seasons Holdings, Inc.
6.250%, 12/28/2020	800,000	816,000
HHI Holdings LLC
5.000%, 10/05/2018	2,391,302	2,406,247
KAR Auction Services, Inc.
3.750%, 05/19/2017	4,052,864	4,064,686
Spin Holdco, Inc.
4.250%, 11/14/2019	2,121,475	2,125,012
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	372,766

		9,784,711
Information Technology - 1.6%
Applied Systems, Inc.
7.500%, 01/24/2022	380,000	387,956
Dell International LLC
4.500%, 04/29/2020	7,730,625	7,708,075
First Data Corp.
4.156%, 09/24/2018	2,675,052	2,680,068

		10,776,099
Materials - 0.1%
Chemtura Corp.
3.500%, 08/27/2016	779,027	783,571
Telecommunication Services - 0.9%
Cricket Communications, Inc.
4.750%, 03/09/2020	597,000	597,373
Crown Castle Operating Company
3.250%, 01/31/2021	196,020	196,044
Level 3 Financing, Inc.
4.000%, 01/15/2020	4,050,000	4,063,924
LTS Buyer LLC
8.000%, 04/12/2021	666,113	676,104
NTelos, Inc.
5.750%, 11/08/2019	812,579	811,902

		6,345,347
Utilities - 2.5%
Texas Competitive Electric Holdings
Company LLC
3.737%, 10/10/2014	24,304,267	16,975,024

TOTAL TERM LOANS (Cost $83,943,183)		$78,327,310

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500

TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Tropicana Las Vegas Resort & Casino LLC (I)	840	$3,360

		8,440
Financials - 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,576,981

TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,585,421

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1432% (W)(Y)	198,659	$1,987,940

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,987,940)		$1,987,940

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.6%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	17,509,201	17,509,201
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Bank
dated 02/28/2014 at 0.000% to be
repurchased at $1,988,608 on 03/03/2014,
collateralized by $2,150,000 Federal
National Morgage Association, 2.080% due
11/02/2022 (valued at $2,030,706,
including interest)	$1,988,608	$1,988,608

TOTAL SHORT-TERM INVESTMENTS (Cost $19,497,809)		$19,497,809

Total Investments (U.S. High Yield Bond Fund)
(Cost $665,693,069) - 101.1%		$683,323,082
Other assets and liabilities, net - (1.1%)		(7,283,977)

TOTAL NET ASSETS - 100.0%		$676,039,105

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 12.5%
Auto Components - 2.9%
Johnson Controls, Inc.	234,796	$11,598,922
Household Durables - 2.0%
Newell Rubbermaid, Inc.	257,265	8,260,779
Multiline Retail - 1.9%
Family Dollar Stores, Inc.	121,255	7,942,203
Specialty Retail - 5.7%
Advance Auto Parts, Inc.	62,241	7,927,014
Ascena Retail Group, Inc. (I)	408,841	7,477,702
Express, Inc. (I)	418,783	7,659,541

		23,064,257

		50,866,161
Consumer Staples - 3.8%
Food Products - 3.1%
ConAgra Foods, Inc.	449,472	12,765,005

The accompanying notes are an integral part of the financial statements.
217

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.7%
Avon Products, Inc.	180,062	$2,785,559

		15,550,564
Energy - 7.5%
Energy Equipment & Services - 1.6%
AMEC PLC	137,016	2,573,218
Noble Corp. PLC	121,475	3,771,799

		6,345,017
Oil, Gas & Consumable Fuels - 5.9%
Newfield Exploration Company (I)	304,463	8,582,812
ONEOK, Inc.	87,358	5,166,352
The Williams Companies, Inc.	247,432	10,218,942

		23,968,106

		30,313,123
Financials - 24.2%
Banks - 8.4%
BB&T Corp.	257,842	9,746,428
Comerica, Inc.	225,295	10,854,713
Wintrust Financial Corp.	198,297	9,177,185
Zions Bancorporation	145,453	4,538,134

		34,316,460
Capital Markets - 4.6%
Northern Trust Corp.	148,678	9,195,734
Stifel Financial Corp. (I)	199,179	9,578,518

		18,774,252
Insurance - 8.5%
ACE, Ltd.	117,624	11,511,861
Fidelity National Financial, Inc., Class A	141,318	4,671,973
Marsh & McLennan Companies, Inc.	247,277	11,908,860
Willis Group Holdings PLC	157,472	6,481,548

		34,574,242
Real Estate Management & Development - 2.7%
Forest City Enterprises, Inc., Class A (I)	554,279	10,797,355

		98,462,309
Health Care - 9.8%
Health Care Equipment & Supplies - 1.9%
CareFusion Corp. (I)	192,594	7,805,835
Health Care Providers & Services - 6.2%
Brookdale Senior Living, Inc. (I)	266,097	8,924,893
HealthSouth Corp.	292,879	9,571,286
Universal Health Services, Inc., Class B	81,229	6,521,064

		25,017,243
Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	150,631	6,826,597

		39,649,675
Industrials - 15.8%
Aerospace & Defense - 1.8%
Textron, Inc.	183,124	7,270,023
Air Freight & Logistics - 0.2%
UTi Worldwide, Inc.	82,289	809,724
Building Products - 0.7%
Allegion PLC	52,724	2,865,549
Construction & Engineering - 1.9%
Foster Wheeler AG (I)	236,228	7,587,643

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 2.1%
The Babcock & Wilcox Company	266,454	$8,782,324
Machinery - 5.0%
Ingersoll-Rand PLC	136,563	8,349,462
Snap-on, Inc.	105,522	11,836,403

		20,185,865
Professional Services - 2.1%
Robert Half International, Inc.	213,699	8,748,837
Road & Rail - 2.0%
Swift Transportation Company (I)	178,162	4,340,026
Werner Enterprises, Inc.	143,431	3,707,691

		8,047,717

		64,297,682
Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 1.8%
Flextronics International, Ltd. (I)	825,293	7,386,372
IT Services - 2.0%
Teradata Corp. (I)	178,453	8,194,562
Semiconductors & Semiconductor Equipment - 0.3%
Avago Technologies, Ltd.	20,750	1,280,275
Software - 4.7%
Cadence Design Systems, Inc. (I)	667,490	10,232,622
Citrix Systems, Inc. (I)	146,184	8,778,349

		19,010,971
Technology Hardware, Storage & Peripherals - 1.7%
Diebold, Inc.	183,286	6,853,064

		42,725,244
Materials - 6.3%
Chemicals - 3.9%
Eastman Chemical Company	80,095	7,002,706
W.R. Grace & Company (I)	88,331	8,951,464

		15,954,170
Containers & Packaging - 2.4%
Sealed Air Corp.	173,442	5,903,966
Sonoco Products Company	85,145	3,574,387

		9,478,353

		25,432,523
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
tw telecom, Inc. (I)	342,265	10,476,732
Utilities - 4.4%
Electric Utilities - 2.0%
Edison International	158,019	8,275,455
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	404,948	9,577,020

		17,852,475

TOTAL COMMON STOCKS (Cost $311,784,306)		$395,626,488

The accompanying notes are an integral part of the financial statements.
218

John Hancock Funds II

Portfolio of Investments — February 28, 2014 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
State Street Institutional Liquid Reserves
Fund, 0.0736% (Y)	10,634,887	10,634,885

TOTAL SHORT-TERM INVESTMENTS (Cost $10,634,884)		$10,634,885

Total Investments (Value Fund) (Cost $322,419,190) - 100.0%		$406,261,373
Other assets and liabilities, net - 0.0%		(17,223)

TOTAL NET ASSETS - 100.0%		$406,244,150

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Yuan Renminbi
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid-in-kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield at the end of the period.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index

(A) The subadvisor is an affiliate of the advisor.

(C) Security purchased on a when-issued or delayed delivery basis.

(D) All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.

(G) The portfolio’s subadvisor is shown parenthetically.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(L) A portion of the security is on loan as of February 28, 2014.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(N) Strike price and/or expiration date not available.

(P) Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2014.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.
219

John Hancock Funds II

Portfolio of investments — February 28, 2014 (Unaudited)

Certain funds had the following country concentration as a percentage of total net assets on 2-28-14:

Alpha Opportunities Fund
United States	78.6%
United Kingdom	4.2%
Canada	3.4%
Netherlands	2.1%
Ireland	1.9%
Japan	1.8%
Switzerland	1.4%
France	1.2%
Belgium	0.7%
Australia	0.7%
Other Countries	4.0%

Total	100.0%

Capital Appreciation Value Fund
United States	89.2%
Switzerland	2.5%
Luxembourg	2.1%
Netherlands	1.7%
Ireland	1.5%
United Kingdom	1.3%
Cayman Islands	0.7%
Germany	0.6%
Canada	0.4%

Total	100.0%

Fundamental Value Fund
United States	82.3%
Switzerland	4.8%
Canada	4.6%
United Kingdom	3.6%
Hong Kong	1.8%
Netherlands	1.3%
France	1.0%
China	0.4%
Ireland	0.2%

Total	100.0%

Health Sciences Fund
United States	85.6%
Ireland	6.0%
Canada	3.0%
Germany	1.6%
Japan	0.7%
China	0.6%
Denmark	0.5%
South Africa	0.5%
Switzerland	0.5%
Netherlands	0.3%
Other Countries	0.7%

Total	100.0%

High Yield Fund
United States	76.1%
Luxembourg	5.8%
United Kingdom	2.6%
Netherlands	2.2%
Ireland	1.8%
Canada	1.4%
Australia	1.4%
Germany	1.4%
France	1.2%
Brazil	0.9%
Other Countries	5.2%

Total	100.0%

Investment Quality Bond
United States	88.0%
United Kingdom	2.2%
Japan	2.1%
France	1.2%
Canada	1.1%
Luxembourg	1.0%
Netherlands	0.9%
Cayman Islands	0.7%
Mexico	0.7%
Italy	0.3%
Other Countries	1.8%

Total	100.0%

Mid Cap Stock Fund
United States	89.3%
Ireland	3.1%
Canada	2.3%
Netherlands	1.7%
Switzerland	1.1%
Japan	0.9%
Bermuda	0.8%
Hong Kong	0.8%

Total	100.0%

Mutual Shares Fund
United States	76.8%
United Kingdom	11.0%
Switzerland	2.0%
Israel	2.0%
Netherlands	1.7%
Denmark	1.5%
South Korea	1.3%
France	1.2%
Germany	1.2%
Canada	0.6%
Other Countries	0.7%

Total	100.0%

The accompanying notes are an integral part of the financial statements.
220

John Hancock Funds II

Portfolio of investments — February 28, 2014 (Unaudited)

Science & Technology Fund
United States	79.2%
China	6.1%
Taiwan	2.9%
Ireland	1.8%
Singapore	1.7%
Israel	1.6%
Japan	1.5%
Netherlands	1.5%
France	1.3%
Other Countries	2.4%

Total	100.0%

Spectrum Income Fund
United States	69.6%
United Kingdom	3.0%
Luxembourg	2.2%
Brazil	2.2%
Mexico	2.0%
Netherlands	1.6%
Germany	1.5%
Canada	1.3%
Japan	1.2%
Italy	1.0%
Other Countries	14.4%

Total	100.0%

Strategic Equity Allocation Fund
United States	72.6%
Japan	4.5%
United Kingdom	4.4%
Germany	2.5%
Switzerland	2.5%
France	1.9%
Australia	1.0%
Hong Kong	1.0%
China	0.9%
Ireland	0.9%
Other Countries	7.8%

Total	100%

Value Fund
United States	87.2%
Switzerland	4.7%
United Kingdom	3.2%
Ireland	2.8%
Singapore	2.1%

Total	100%

A fund had the following industry distribution as a percentage of total net assets on 2-28-14:

Global Real Estate Fund
Retail REITs	23.5%
Real Estate Management & Development	13.3%
Office REITs	13.2%
Specialized REITs	13.0%
Diversified REITs	12.7%
Residential REITs	9.1%
Real Estate Operating Companies	8.3%
Industrial REITs	4.5%
Real Estate Development	1.3%
Marine Ports & Services	0.1%
Short-Term Investments & Other	1.0%

Total	100.0%

Certain funds had the following sector distribution as a percentage of total net assets on 2-28-14:

Asia Pacific Total Return Bond Fund
Financials	38.5%
Foreign Government Obligations	33.0%
Energy	5.6%
Consumer Discretionary	3.7%
Utilities	3.2%
Consumer Staples	2.7%
Industrials	2.4%
Materials	2.1%
Telecommunication Services	2.0%
Other	6.8%

Total	100.0%

Fundamental Global Franchise Fund
Consumer Staples	45.2%
Information Technology	21.6%
Consumer Discretionary	19.1%
Health Care	5.9%
Industrials	4.2%
Short-Term Investments & Other	4.0%

Total	100.0%

The accompanying notes are an integral part of the financial statements.
221

John Hancock Funds II

Portfolio of investments — February 28, 2014 (Unaudited)

Global Bond Fund
Foreign Government Obligations	41.5%
Financials	18.1%
Collateralized Mortgage Obligations	14.7%
U.S. Government	4.3%
Energy	1.6%
Consumer Discretionary	1.3%
U.S. Government Agency	1.3%
Asset Backed Securities	1.1%
Telecommunication Services	0.7%
Consumer Staples	0.6%
Industrials	0.6%
Information Technology	0.4%
Materials	0.4%
Purchased Options	0.2%
Short-Term Investments & Other	13.2%

Total	100.0%

Global Equity Fund
Financials	15.3%
Consumer Discretionary	15.1%
Health Care	14.5%
Consumer Staples	14.4%
Industrials	13.6%
Information Technology	11.5%
Energy	7.5%
Materials	2.4%
Telecommunication Services	2.1%
Short-Term Investments & Other	3.6%

Total	100.0%

International Growth Opportunities Fund
Financials	23.9%
Information Technology	20.1%
Consumer Discretionary	18.4%
Industrials	14.7%
Materials	7.5%
Consumer Staples	5.1%
Telecommunication Services	4.5%
Health Care	4.3%
Energy	0.5%
Short-Term Investments & Other	1.0%

Total	100.0%

International Growth Stock Fund
Consumer Discretionary	23.3%
Financials	14.7%
Information Technology	13.3%
Industrials	9.8%
Health Care	9.7%
Consumer Staples	8.8%
Energy	8.2%
Materials	3.3%
Telecommunication Services	1.8%
Utilities	0.9%
Short-Term Investments & Other	6.2%

Total	100.0%

International Small Cap Fund
Consumer Discretionary	27.1%
Industrials	17.8%
Information Technology	13.4%
Financials	13.3%
Consumer Staples	6.1%
Materials	5.0%
Energy	4.8%
Health Care	4.7%
Utilities	1.2%
Short-Term Investments & Other	6.6%

Total	100.0%

International Value Fund
Financials	26.1%
Energy	17.6%
Health Care	11.0%
Industrials	8.6%
Consumer Discretionary	7.2%
Telecommunication Services	6.7%
Information Technology	5.8%
Materials	5.2%
Consumer Staples	4.7%
Utilities	0.3%
Short-Term Investments & Other	6.8%

Total	100.0%

The accompanying notes are an integral part of the financial statements.
222

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

			Alpha	Asia Pacific
	Active	All Cap	Opportunities	Total Return
Assets	Bond Fund	Core Fund	Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,771,201,402	$655,221,394	$1,706,422,661	$396,846,888
Investments in affiliated issuers, at value	1,750,850	29,839,615	127,309,421	—
Repurchase agreements, at value	7,333,000	—	47,700,000	—
Total investments, at value	1,780,285,252	685,061,009	1,881,432,082	396,846,888
Cash	1,680,948	537,810	34,421	15,311,279
Foreign currency, at value	31,243	—	25	6,239,103
Cash held at broker for futures contracts	—	59,773	—	1,666,268
Receivable for investments sold	4,047,761	—	14,909,869	—
Receivable for forward foreign currency exchange contracts	—	—	—	163,183
Receivable for fund shares sold	308,157	—	17,886	—
Dividends and interest receivable	15,789,562	1,041,490	3,278,892	6,061,063
Receivable for securities lending income	863	19,893	127,276	—
Receivable for futures variation margin	—	469,273	—	70,638
Receivable due from advisor	—	—	—	11,826
Other assets	10,014	3,748	10,684	2,284
Total assets	1,802,153,800	687,192,996	1,899,811,135	426,372,532

Liabilities

Payable for investments purchased	8,591,685	—	21,590,284	—
Payable for delayed delivery securities purchased	65,969,734	—	—	—
Payable for forward foreign currency exchange contracts	—	—	—	283,297
Payable upon return of securities loaned	1,750,538	29,846,810	127,332,264	—
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Accounting and legal services fees	21,392	7,945	20,832	5,678
Trustees’ fees	1,603	431	889	321
Other liabilities and accrued expenses	78,336	40,295	146,353	149,826
Total liabilities	76,413,288	29,895,481	149,090,622	439,122
Net assets	$1,725,740,512	$657,297,515	$1,750,720,513	$425,933,410

Net assets consist of

Paid-in capital	$1,674,238,782	$556,769,681	$1,396,361,041	$456,482,605
Undistributed net investment income (loss)	7,536,279	483,990	500,804	3,725,108
Accumulated undistributed net realized gain (loss) on investments	(9,653,495)	12,703,942	81,030,496	(7,626,132)
Net unrealized appreciation (depreciation) on investments	53,618,946	87,339,902	272,828,172	(26,648,171)
Net assets	$1,725,740,512	$657,297,515	$1,750,720,513	$425,933,410
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,724,898,647	$568,355,834	$1,481,302,720	$423,361,589
Investments in affiliated issuers, at cost	$1,750,758	$29,834,546	$127,311,564	—
Foreign currency, at cost	$47,119	—	$24	$6,298,473
Securities loaned, unaffiliated issuers, at value	$1,700,571	$29,244,779	$122,054,007	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$81,653,539	—	—	—
Shares outstanding	7,957,897	—	—	—
Net asset value, offering price and redemption price per share	$10.26	—	—	—

Class NAV
Net assets	$1,644,086,973	$657,297,515	$1,750,720,513	$425,933,410
Shares outstanding	160,357,400	49,481,881	132,998,671	45,987,374
Net asset value, offering price and redemption price per share	$10.25	$13.28	$13.16	$9.26

The accompanying notes are an integral part of the financial statements.
223

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core
Assets	Growth Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$2,646,201,374	$2,222,799,177	$1,867,548,262	$609,772,620
Investments in affiliated issuers, at value	61,122,017	109,093,005	2,482,600	—
Repurchase agreements, at value	—	6,392,000	—	—
Total investments, at value	2,707,323,391	2,338,284,182	1,870,030,862	609,772,620
Cash	—	877	—	—
Foreign currency, at value	10,383	—	169,358	—
Receivable for investments sold	10,086,697	27,086,783	19,245,345	13,314,248
Receivable for delayed delivery securities sold	—	—	—	109,773,062
Receivable for fund shares sold	—	68,306	31,101	168,611
Dividends and interest receivable	1,463,198	1,192,298	5,703,435	2,066,633
Receivable for securities lending income	10,491	49,213	2,419	—
Other assets	14,638	12,330	10,590	2,922
Total assets	2,718,908,798	2,366,693,989	1,895,193,110	735,098,096

Liabilities

Payable for investments purchased	7,979,126	13,320,765	33,712,548	23,143,451
Payable for delayed delivery securities purchased	—	—	—	165,764,783
Payable for fund shares repurchased	421,810	5,753,491	—	—
Payable upon return of securities loaned	61,135,368	109,119,692	2,483,250	—
Written options, at value	—	—	2,593,689	—
Payable for interest on securities sold short	—	—	—	3,315
Payable to affiliates
Accounting and legal services fees	32,174	27,276	22,666	7,300
Trustees’ fees	1,833	1,547	1,927	680
Other liabilities and accrued expenses	94,766	101,444	86,241	46,215
Total liabilities	69,665,077	128,324,215	38,900,321	188,965,744
Net assets	$2,649,243,721	$2,238,369,774	$1,856,292,789	$546,132,352

Net assets consist of

Paid-in capital	$1,196,209,162	$1,129,405,796	$1,487,992,648	$552,417,856
Undistributed net investment income (loss)	(439,642)	(1,118,744)	(445,143)	525,705
Accumulated undistributed net realized gain (loss) on investments	77,119,157	65,796,055	83,973,177	(8,853,492)
Net unrealized appreciation (depreciation) on investments	1,376,355,044	1,044,286,667	284,772,107	2,042,283
Net assets	$2,649,243,721	$2,238,369,774	$1,856,292,789	$546,132,352
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,269,846,171	$1,184,905,629	$1,582,805,102	$607,730,337
Investments in affiliated issuers, at cost	$61,122,635	$109,091,763	$2,482,575	—
Foreign currency, at cost	$10,338	—	$177,851	—
Premiums received on written options	—	—	$2,628,671	—
Securities loaned, unaffiliated issuers, at value	$59,895,432	$106,924,341	$2,429,280	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$884,440,006	$609,224,049	—	$83,903,235
Shares outstanding	25,322,151	34,124,410	—	6,542,837
Net asset value, offering price and redemption price per share	$34.93	$17.85	—	$12.82

Class NAV
Net assets	$1,764,803,715	$1,629,145,725	$1,856,292,789	$462,229,117
Shares outstanding	50,549,817	91,178,307	154,443,638	36,092,403
Net asset value, offering price and redemption price per share	$34.91	$17.87	$12.02	$12.81

The accompanying notes are an integral part of the financial statements.
224

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Core
	Diversified	Core
	Growth &	Fundamental	Core Global
	Income	Holdings	Diversification	Equity-Income
Assets	Portfolio[1]	Portfolio[1]	Portfolio[1]	Fund

Investments in unaffiliated issuers, at value	$26,522,886	$10,266,990	$27,931,188	$1,767,629,064
Investments in affiliated issuers, at value	17,682,081	6,843,463	11,095,796	100,713,997
Total investments, at value	44,204,967	17,110,453	39,026,984	1,868,343,061
Cash	442	1,671	1,555	—
Foreign currency, at value	—	—	—	211,194
Receivable for investments sold	—	—	—	1,877,613
Receivable for fund shares sold	16,186	13,633	2,615	—
Dividends and interest receivable	13,099	6,249	14,423	6,666,679
Receivable for securities lending income	—	—	—	43,091
Receivable due from advisor	3,483	2,740	2,646	—
Other assets	275	104	241	10,513
Total assets	44,238,452	17,134,850	39,048,464	1,877,152,151

Liabilities

Payable for investments purchased	24,710	18,064	11,391	1,394,642
Payable for fund shares repurchased	—	—	—	386,858
Payable upon return of securities loaned	—	—	—	100,703,193
Payable to affiliates
Accounting and legal services fees	580	224	493	21,384
Trustees’ fees	29	12	30	1,327
Other liabilities and accrued expenses	16,809	16,730	16,705	78,358
Total liabilities	42,128	35,030	28,619	102,585,762
Net assets	$44,196,324	$17,099,820	$39,019,845	$1,774,566,389

Net assets consist of

Paid-in capital	$33,772,614	$13,224,756	$32,177,695	$1,285,215,918
Undistributed net investment income (loss)	(18,119)	(8,948)	(41,415)	8,575,268
Accumulated undistributed net realized gain (loss) on investments	822,806	295,769	318,630	16,182,850
Net unrealized appreciation (depreciation) on investments	9,619,023	3,588,243	6,564,935	464,592,353
Net assets	$44,196,324	$17,099,820	$39,019,845	$1,774,566,389
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$19,675,513	$7,619,395	$22,602,721	$1,303,046,896
Investments in affiliated issuers, at cost	$14,910,431	$5,902,815	$9,859,328	$100,715,394
Foreign currency, at cost	—	—	—	$206,627
Securities loaned, unaffiliated issuers, at value	—	—	—	$98,588,655

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$44,196,324	$17,099,820	$39,019,845	$364,901,917
Shares outstanding	3,830,930	1,558,561	3,653,809	18,191,621
Net asset value, offering price and redemption price per share	$11.54	$10.97	$10.68	$20.06

Class NAV
Net assets	—	—	—	$1,409,664,472
Shares outstanding	—	—	—	70,332,975
Net asset value, offering price and redemption price per share	—	—	—	$20.04

1 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.
225

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Fundamental
	Global
	Franchise	Fundamental	Global	Global
Assets	Fund	Value Fund	Bond Fund	Equity Fund

Investments in unaffiliated issuers, at value	$414,564,829	$1,092,211,424	$578,796,834	$388,487,814
Investments in affiliated issuers, at value	—	21,549,755	—	—
Repurchase agreements, at value	2,664,000	—	5,654,000	—
Total investments, at value	417,228,829	1,113,761,179	584,450,834	388,487,814
Cash	13,812,750	323,884	806,946	—
Foreign currency, at value	60	5	2,057,694	—
Cash held at broker for futures contracts	—	—	2,593,000	—
Receivable for investments sold	—	1,959	22,244,623	—
Receivable for delayed delivery securities sold	—	—	4,988,516	—
Receivable for forward foreign currency exchange contracts	—	—	2,238,810	—
Receivable for fund shares sold	—	23,946	61,276	—
Dividends and interest receivable	1,253,304	1,439,150	4,667,596	2,083,658
Receivable for securities lending income	—	11,170	—	—
Swap contracts, at value	—	—	1,541,245	—
Receivable for futures variation margin	—	—	52,438	—
Receivable for exchange cleared swaps	—	—	1,359,057	5
Other assets	2,087	6,584	389,216	11,436
Total assets	432,297,030	1,115,567,877	627,451,251	390,582,913

Liabilities

Payable for collateral held by portfolio	—	—	3,545,000	—
Payable for investments purchased	—	1,050,460	17,075,714	—
Payable for delayed delivery securities purchased	—	—	3,944,746	—
Payable for forward foreign currency exchange contracts	—	—	2,638,472	—
Payable for sale buybacks	—	—	5,171,385	—
Payable for fund shares repurchased	70,839	52,546	—	93,336
Payable upon return of securities loaned	—	21,557,942	—	—
Written options, at value	—	—	1,536,029	—
Payable for sale commitments outstanding, at value	—	—	1,044,805	—
Swap contracts, at value	—	—	1,069,295	—
Payable to affiliates
Accounting and legal services fees	5,322	13,158	7,937	4,684
Transfer agent fees	110	—	—	282
Trustees’ fees	355	966	743	188
Other liabilities and accrued expenses	94,100	82,422	160,108	70,123
Total liabilities	170,726	22,757,494	36,194,234	168,613
Net assets	$432,126,304	$1,092,810,383	$591,257,017	$390,414,300

Net assets consist of

Paid-in capital	$336,349,612	$759,753,196	$620,245,228	$348,317,736
Undistributed net investment income (loss)	862,804	1,839,537	(14,882,866)	3,200,270
Accumulated undistributed net realized gain (loss) on investments	9,341,014	(146,803,822)	(19,328,064)	7,277,117
Net unrealized appreciation (depreciation) on investments	85,572,874	478,021,472	5,222,719	31,619,177
Net assets	$432,126,304	$1,092,810,383	$591,257,017	$390,414,300
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$331,678,227	$614,214,045	$579,897,483	$356,878,703
Investments in affiliated issuers, at cost	—	$21,549,709	—	—
Foreign currency, at cost	$60	$5	$2,043,846	—
Proceeds received on sale commitments outstanding	—	—	$1,039,375	—
Premiums received on written options	—	—	$1,584,020	—
Net unamortized upfront payment on swaps	—	—	($1,999,636)	—
Securities loaned, unaffiliated issuers, at value	—	$21,123,062	—	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	$127,640	—	—	$110,409
Shares outstanding	10,000	—	—	10,000
Net asset value and redemption price per share	$12.76	—	—	$11.04

Class I
Net assets	$406,063	—	—	$1,269,890
Shares outstanding	31,773	—	—	114,909
Net asset value, offering price and redemption price per share	$12.78	—	—	$11.05

Class 1
Net assets	—	—	$69,000,774	—
Shares outstanding	—	—	5,605,220	—
Net asset value, offering price and redemption price per share	—	—	$12.31	—

Class NAV
Net assets	$431,592,601	$1,092,810,383	$522,256,243	$389,034,001
Shares outstanding	33,753,760	51,112,284	42,498,723	35,208,972
Net asset value, offering price and redemption price per share	$12.79	$21.38	$12.29	$11.05

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$13.43	—	—	$11.60

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.
226

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

				International
				Growth
	Global Real	Health	High Yield	Opportunities
Assets	Estate Fund	Sciences Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$325,941,516	$606,949,686	$1,116,859,893	$828,107,564
Investments in affiliated issuers, at value	3,355,192	—	12,877,756	—
Repurchase agreements, at value	2,250,000	—	—	—
Total investments, at value	331,546,708	606,949,686	1,129,737,649	828,107,564
Cash	464	27,268	—	—
Foreign currency, at value	849,021	64,000	4,834,675	211
Cash held at broker for futures contracts	—	—	584,514	—
Receivable for exchange cleared swaps	—	—	1,937,999	—
Receivable for investments sold	7,541,573	17,425,621	6,558,683	51,348
Receivable for fund shares sold	—	—	129,745	—
Dividends and interest receivable	599,260	220,814	20,306,394	985,597
Receivable for securities lending income	640	—	10,139	—
Receivable for futures variation margin	—	—	78,281	—
Other assets	1,580	3,607	6,469	5,319
Total assets	340,539,246	624,690,996	1,164,184,548	829,150,039

Liabilities

Payable for investments purchased	7,904,215	7,558,818	9,670,188	9,716,959
Payable for delayed delivery securities purchased	—	—	5,951,250	—
Payable for forward foreign currency exchange contracts	—	—	586,470	—
Payable for fund shares repurchased	30,133	3,466,041	136,488	95,333
Payable upon return of securities loaned	3,357,435	—	12,878,735	—
Written options, at value	—	423,597	—	—
Payable to affiliates
Accounting and legal services fees	4,136	7,607	14,060	10,261
Trustees’ fees	363	418	895	408
Other liabilities and accrued expenses	77,861	51,332	89,349	228,763
Total liabilities	11,374,143	11,507,813	29,327,435	10,051,724
Net assets	$329,165,103	$613,183,183	$1,134,857,113	$819,098,315

Net assets consist of

Paid-in capital	$464,446,155	$317,516,426	$1,366,502,305	$616,993,467
Undistributed net investment income (loss)	(12,321,990)	(1,539,025)	12,378,808	(546,445)
Accumulated undistributed net realized gain (loss) on investments	(189,743,165)	69,954,572	(271,668,649)	2,977,522
Net unrealized appreciation (depreciation) on investments	66,784,103	227,251,210	27,644,649	199,673,771
Net assets	$329,165,103	$613,183,183	$1,134,857,113	$819,098,315
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$261,417,641	$379,628,980	$1,087,083,288	$628,417,447
Investments in affiliated issuers, at cost	$3,354,465	—	$12,878,210	—
Foreign currency, at cost	$846,926	$63,380	$4,854,229	$210
Premiums received on written options	—	$347,524	—	—
Net unamortized upfront payment on swaps	—	—	($2,435,458)	—
Securities loaned, unaffiliated issuers, at value	$3,241,609	—	$12,367,413	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$486,806,124	—
Shares outstanding	—	—	50,603,953	—
Net asset value, offering price and redemption price per share	—	—	$9.62	—

Class NAV
Net assets	$329,165,103	$613,183,183	$648,050,989	$819,098,315
Shares outstanding	38,503,048	32,104,009	67,967,463	58,250,704
Net asset value, offering price and redemption price per share	$8.55	$19.10	$9.53	$14.06

The accompanying notes are an integral part of the financial statements.
227

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	International	International		Investment
	Growth Stock	Small Cap	International	Quality
Assets	Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$704,820,137	$687,702,669	$2,074,384,847	$437,593,919
Investments in affiliated issuers, at value	—	51,567,323	13,898,007	409,247
Repurchase agreements, at value	—	—	—	8,638,172
Total investments, at value	704,820,137	739,269,992	2,088,282,854	446,641,338
Cash	—	290,642	368,656	—
Foreign currency, at value	1,227,375	10,112,965	65	—
Receivable for investments sold	2,804,817	3,728,520	824,237	248,520
Receivable for forward foreign currency exchange contracts	—	—	—	7,367
Receivable for fund shares sold	—	—	82,006	—
Dividends and interest receivable	1,528,330	836,713	9,206,302	3,480,328
Receivable for securities lending income	—	49,283	43,060	80
Swap contracts, at value	—	—	—	3,179,881
Other assets	4,235	4,394	12,388	2,550
Total assets	710,384,894	754,292,509	2,098,819,568	453,560,064

Liabilities

Due to custodian	—	—	—	575,346
Payable for collateral held by portfolio	—	—	—	1,915,000
Foreign capital gains tax payable	—	28,306	267,777	—
Payable for investments purchased	2,786,653	1,044,357	21,767	6,882,455
Payable for forward foreign currency exchange contracts	—	—	—	266,639
Payable for fund shares repurchased	174,815	100,501	226,841	60,056
Payable upon return of securities loaned	—	51,570,399	13,885,604	409,253
Swap contracts at value	—	—	—	686,136
Payable for futures variation margin	—	—	—	28,977
Payable for exchange cleared swaps	—	—	—	61,960
Payable to affiliates
Accounting and legal services fees	8,645	8,752	25,727	5,949
Trustees’ fees	414	409	1,102	453
Other liabilities and accrued expenses	186,077	198,256	451,045	174,125
Total liabilities	3,156,604	52,950,980	14,879,863	11,066,349
Net assets	$707,228,290	$701,341,529	$2,083,939,705	$442,493,715

Net assets consist of

Paid-in capital	$564,711,020	$594,698,403	$1,876,475,016	$436,843,975
Undistributed net investment income (loss)	(2,389,678)	(6,087,296)	16,342,679	1,510,499
Accumulated undistributed net realized gain (loss) on investments	(6,564,180)	(47,809,294)	(183,670,330)	(7,697,622)
Net unrealized appreciation (depreciation) on investments	151,471,128	160,539,716	374,792,340	11,836,863
Net assets	$707,228,290	$701,341,529	$2,083,939,705	$442,493,715
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$553,355,872	$527,272,158	$1,699,434,062	$432,781,881
Investments in affiliated issuers, at cost	—	$51,566,898	$13,895,364	$409,245
Foreign currency, at cost	$1,233,502	$9,970,244	$64	—
Net unamortized upfront payment on swaps	—	—	—	$3,098,851
Securities loaned, unaffiliated issuers, at value	—	$48,392,970	$13,321,256	$400,708

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$119,619,461	$282,615,540	$57,665,233
Shares outstanding	—	6,251,247	15,928,594	4,645,702
Net asset value, offering price and redemption price per share	—	$19.14	$17.74	$12.41

Class NAV
Net assets	$707,228,290	$581,722,068	$1,801,324,165	$384,828,482
Shares outstanding	52,338,668	30,410,362	101,812,315	31,044,114
Net asset value, offering price and redemption price per share	$13.51	$19.13	$17.69	$12.40

The accompanying notes are an integral part of the financial statements.
228

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II
	Aggressive	Balanced	Conservative	Growth
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in affiliated funds, at value	$66,496	$119,923	$176,262	$91,489
Investments in affiliated issuers, at value	135,425	83,148	27,977	110,801
Total investments, at value	201,921	203,071	204,239	202,290
Cash	14,777	14,904	14,806	14,960
Receivable due from advisor	2,217	2,217	2,217	2,217
Other assets	34,471	34,471	34,471	34,471
Total assets	253,386	254,663	255,733	253,938

Liabilities

Payable for investments purchased	—	—	75	—
Payable to affiliates
Transfer agent fees	4	4	4	4
Trustees’ fees	1	1	1	1
Other liabilities and accrued expenses	51,486	51,486	51,485	51,486
Total liabilities	51,491	51,491	51,565	51,491
Net assets	$201,895	$203,172	$204,168	$202,447

Net assets consist of

Paid-in capital	$200,000	$200,000	$200,000	$200,000
Undistributed net investment income (loss)	(117)	139	354	8
Accumulated undistributed net realized gain (loss) on investments	(2)	9	8	3
Net unrealized appreciation (depreciation) on investments	2,014	3,024	3,806	2,436
Net assets	$201,895	$203,172	$204,168	$202,447
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$66,028	$117,900	$172,822	$90,356
Investments in affiliated issuers, at cost	$133,879	$82,147	$27,611	$109,498

Net asset value per share

The funds have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$100,945	$101,583	$102,082	$101,221
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.09	$10.16	$10.21	$10.12

Class 1
Net assets	$100,949.9	$101,589	$102,086	$101,226
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.09	$10.16	$10.21	$10.12

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Lifestyle II
	Moderate	Mid Cap Growth	Mid Cap	Mid Cap Value
Assets	Portfolio	Index Fund[1]	Stock Fund	Index Fund[1]

Investments in affiliated funds, at value	$148,153	$69,331,896	$1,660,968,782	$52,056,785
Investments in affiliated issuers, at value	55,294	707,340	140,487,901	364,338
Repurchase agreements, at value	—	—	20,000,000	—
Total investments, at value	203,447	70,039,236	1,821,456,683	52,421,123
Cash	14,909	—	37,743	—
Foreign currency, at value	—	—	26	—
Receivable for investments sold	—	1,268,733	38,223,128	372,829
Receivable for fund shares sold	—	74,020	—	—
Dividends and interest receivable	—	34,128	437,974	75,947
Receivable for securities lending income	—	1,142	49,780	937
Receivable for futures variation margin	—	1,798	—	600
Receivable due from advisor	2,217	4,502	—	4,460
Other assets	34,471	407	10,266	302
Total assets	255,044	71,423,966	1,860,215,600	52,876,198

Liabilities

Payable for investments purchased	50	1,558,875	5,093,650	358,021
Payable for fund shares repurchased	—	—	8,876,731	120,796
Payable upon return of securities loaned	—	706,625	140,484,851	363,700
Payable to affiliates
Accounting and legal services fees	—	817	20,964	616
Transfer agent fees	4	—	—	—
Trustees’ fees	1	26	707	29
Other liabilities and accrued expenses	51,486	24,056	91,248	23,482
Total liabilities	51,541	2,290,399	154,568,151	866,644
Net assets	$203,503	$69,133,567	$1,705,647,449	$52,009,554

Net assets consist of

Paid-in capital	$200,000	$46,275,695	$1,247,977,693	$37,023,383
Undistributed net investment income (loss)	260	(45,391)	(3,438,719)	98,840
Accumulated undistributed net realized gain (loss) on investments	12	2,182,876	83,346,652	965,138
Net unrealized appreciation (depreciation) on investments	3,231	20,720,387	377,761,823	13,922,193
Net assets	$203,503	$69,133,567	$1,705,647,449	$52,009,554
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$145,616	$48,694,573	$1,303,210,234	$38,142,530
Investments in affiliated issuers, at cost	$54,600	$707,151	$140,485,062	$364,180
Foreign currency, at cost	—	—	$26	—
Securities loaned, unaffiliated issuers, at value	—	$685,539	$137,574,881	$354,309

Net asset value per share

The funds have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$101,749	—	—	—
Shares outstanding	10,000	—	—	—
Net asset value, offering price and redemption price per share	$10.17	—	—	—

Class 1
Net assets	$101,754	$69,133,567	$385,477,859	$52,009,554
Shares outstanding	10,000	3,991,242	17,041,510	3,593,541
Net asset value, offering price and redemption price per share	$10.18	$17.32	$22.62	$14.47

Class NAV
Net assets	—	—	$1,320,169,591	—
Shares outstanding	—	—	58,073,781	—
Net asset value, offering price and redemption price per share	—	—	$22.73	—

1 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Mid Value	Mutual Shares	Real Estate	Real Estate
Assets	Fund	Fund	Equity Fund	Securities Fund

Investments in unaffiliated issuers, at value	$1,046,333,248	$389,554,979	$254,990,631	$493,157,124
Investments in affiliated issuers, at value	48,222,027	6,779,227	—	—
Repurchase agreements, at value	—	—	—	4,222,000
Total investments, at value	1,094,555,275	396,334,206	254,990,631	497,379,124
Cash	—	12,059,097	—	628
Foreign currency, at value	111,613	1,189,360	—	—
Receivable for investments sold	2,299,099	1,671,307	129,514	6,061,953
Receivable for forward foreign currency exchange contracts	—	34,752	—	—
Dividends and interest receivable	1,983,483	2,324,833	224,616	121,531
Receivable for securities lending income	9,698	1,167	—	—
Other assets	6,483	5,054,214	1,441	2,621
Total assets	1,098,965,651	418,668,936	255,346,202	503,565,857

Liabilities

Payable for investments purchased	6,533,633	3,767,161	227,258	5,833,376
Payable for forward foreign currency exchange contracts	—	461,481	—	—
Payable for fund shares repurchased	159,589	—	36,179	593,935
Payable upon return of securities loaned	48,231,826	6,780,754	—	—
Payable to affiliates
Accounting and legal services fees	11,949	5,013	3,333	6,615
Trustees’ fees	376	331	199	577
Other liabilities and accrued expenses	70,566	59,939	30,056	36,331
Total liabilities	55,007,939	11,074,679	297,025	6,470,834
Net assets	$1,043,957,712	$407,594,257	$255,049,177	$497,095,023

Net assets consist of

Paid-in capital	$779,830,820	$303,383,054	$172,819,429	$406,494,288
Undistributed net investment income (loss)	(19,755)	7,407,931	323,917	1,554,707
Accumulated undistributed net realized gain (loss) on investments	27,030,729	4,206,790	(39,515,396)	(8,545,636)
Net unrealized appreciation (depreciation) on investments	237,115,918	92,596,482	121,421,227	97,591,664
Net assets	$1,043,957,712	$407,594,257	$255,049,177	$497,095,023
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$809,215,911	$296,456,817	$133,569,404	$399,787,460
Investments in affiliated issuers, at cost	$48,222,916	$6,779,272	—	—
Foreign currency, at cost	$112,143	$1,196,083	—	—
Securities loaned, unaffiliated issuers, at value	$47,243,776	$6,636,236	—	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$497,095,023
Shares outstanding	—	—	—	37,527,345
Net asset value, offering price and redemption price per share	—	—	—	$13.25

Class NAV
Net assets	$1,043,957,712	$407,594,257	$255,049,177	—
Shares outstanding	62,529,628	29,652,322	24,399,464	—
Net asset value, offering price and redemption price per share	$16.70	$13.75	$10.45	—

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

				Short Term
	Real Return	Redwood	Science &	Government
Assets	Bond Fund	Fund	Technology Fund	Income Fund

Investments in unaffiliated issuers, at value	$582,114,118	$332,525,904	$992,142,154	$230,669,183
Investments in affiliated issuers, at value	—	—	52,841,459	—
Repurchase agreements, at value	—	238,233,000	8,157,000	5,018,000
Total investments, at value	582,114,118	570,758,904	1,053,140,613	235,687,183
Cash	42,065	335	915	1,176,644
Foreign currency, at value	284,905	—	1,386,434	—
Cash held at broker for futures contracts	878,000	—	—	256,500
Receivable for investments sold	3,537,407	—	11,381,527	1,717,167
Receivable for forward foreign currency exchange contracts	357,763	—	—	—
Receivable for fund shares sold	99,869	256,674	—	114,439
Dividends and interest receivable	1,422,176	139,198	786,295	1,202,945
Receivable for securities lending income	—	—	33,223	—
Swap contracts, at value	1,126,852	—	—	—
Receivable for exchange cleared swaps	2,196,892	—	—	—
Receivable for futures variation margin	—	—	—	22,264
Other assets	2,790	25,069	6,375	1,401
Total assets	592,062,837	571,180,180	1,066,735,382	240,178,543

Liabilities

Payable for collateral held by portfolio	105,000	—	—	—
Payable for investments purchased	9,135	4,936,173	6,393,647	3,215,635
Payable for forward foreign currency exchange contracts	748,128	—	—	—
Payable for sale buybacks	12,861,200	—	—	—
Payable for open reverse repurchase agreement	27,794,000	—	—	—
Payable for fund shares repurchased	—	—	1,701,489	—
Payable upon return of securities loaned	—	—	52,842,950	—
Written options, at value	79,108	74,015,399	—	—
Swap contract, at value	3,893,839	—	—	—
Payable for futures variation margin	104,584	—	—	—
Payable to affiliates
Accounting and legal services fees	7,382	6,096	12,394	3,144
Transfer agent fees	—	48	—	—
Trustees’ fees	535	455	399	196
Other liabilities and accrued expenses	64,711	43,357	65,020	41,996
Total liabilities	45,667,622	79,001,528	61,015,899	3,260,971
Net assets	$546,395,215	$492,178,652	$1,005,719,483	$236,917,572

Net assets consist of

Paid-in capital	$572,976,412	$442,744,159	$771,048,226	$242,259,056
Undistributed net investment income (loss)	(232,448)	(2,633,487)	(1,580,107)	(344,872)
Accumulated undistributed net realized gain (loss) on investments	(12,478,136)	3,253,429	39,401,006	(4,764,576)
Net unrealized appreciation (depreciation) on investments	(13,870,613)	48,814,551	196,850,358	(232,036)
Net assets	$546,395,215	$492,178,652	$1,005,719,483	$236,917,572
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$593,790,785	$508,965,101	$803,410,888	$235,890,471
Investments in affiliated issuers, at cost	—	—	$52,840,818	—
Foreign currency, at cost	$262,757	—	$1,425,158	—
Premiums received on written options	$751,533	$61,036,147	—	—
Net unamortized upfront payment on swaps	$1,183,690	—	—	—
Securities loaned, unaffiliated issuers, at value	—	—	$51,312,113	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	$100,636	—	—
Shares outstanding	—	8,865	—	—
Net asset value and redemption price per share	—	$11.35	—	—

Class I
Net assets	—	$100,689	—	—
Shares outstanding	—	8,865	—	—
Net asset value, offering price and redemption price per share	—	$11.36	—	—

Class R6
Net assets	—	$100,711	—	—
Shares outstanding	—	8,865	—	—
Net asset value, offering price and redemption price per share	—	$11.36	—	—

Class 1
Net assets	$104,443,593	—	—	—
Shares outstanding	8,960,496	—	—	—
Net asset value, offering price and redemption price per share	$11.66	—	—	—

Class NAV
Net assets	$441,951,622	$491,876,616	$1,005,719,483	$236,917,572
Shares outstanding	38,376,815	43,287,519	73,892,880	24,168,101
Net asset value, offering price and redemption price per share	$11.52	$11.36	$13.61	$9.80

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	$11.95	—	—

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

		Small Cap
	Small Cap	Opportunities	Small Company	Small Company
Assets	Growth Fund	Fund	Growth Fund	Value Fund

Investments in unaffiliated issuers, at value	$230,276,096	$204,061,985	$196,627,442	$431,417,206
Investments in affiliated issuers, at value	20,920,014	13,588,125	9,358,177	21,721,560
Repurchase agreements, at value	500,000	—	—	—
Total investments, at value	251,696,110	217,650,110	205,985,619	453,138,766
Cash	21,922	—	—	—
Receivable for investments sold	5,558,068	810,005	1,377,866	9,664
Receivable for fund shares sold	—	—	—	4,369
Dividends and interest receivable	78,107	141,959	94,789	235,234
Receivable for securities lending income	13,266	4,443	12,223	6,786
Other assets	1,510	1,224	1,206	2,499
Total assets	257,368,983	218,607,741	207,471,703	453,397,318

Liabilities

Payable for investments purchased	524,116	1,505,002	2,318,344	209,771
Payable for fund shares repurchased	1,387,552	88,644	126,295	61,024
Payable upon return of securities loaned	20,920,514	13,591,472	9,359,540	21,717,618
Payable to affiliates
Accounting and legal services fees	2,883	2,481	2,380	5,034
Trustees’ fees	111	125	81	253
Other liabilities and accrued expenses	30,593	29,292	26,638	36,484
Total liabilities	22,865,769	15,217,016	11,833,278	22,030,184
Net assets	$234,503,214	$203,390,725	$195,638,425	$431,367,134

Net assets consist of

Paid-in capital	$160,944,308	$123,847,959	$119,138,767	$245,443,869
Undistributed net investment income (loss)	(888,688)	(204,854)	(196,763)	(1,410,058)
Accumulated undistributed net realized gain (loss) on investments	12,011,723	5,631,314	5,898,116	(11,031,265)
Net unrealized appreciation (depreciation) on investments	62,435,871	74,116,306	70,798,305	198,364,588
Net assets	$234,503,214	$203,390,725	$195,638,425	$431,367,134
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$168,340,300	$129,949,414	$125,829,190	$233,064,506
Investments in affiliated issuers, at cost	$20,919,939	$13,584,390	$9,358,124	$21,709,662
Securities loaned, unaffiliated issuers, at value	$20,475,601	$13,254,970	$9,164,278	$20,907,713

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$79,429,150	—	$124,502,153
Shares outstanding	—	2,619,935	—	3,300,194
Net asset value, offering price and redemption price per share	—	$30.32	—	$37.73

Class NAV
Net assets	$234,503,214	$123,961,575	$195,638,425	$306,864,981
Shares outstanding	20,892,769	4,108,419	9,268,637	8,140,121
Net asset value, offering price and redemption price per share	$11.22	$30.17	$21.11	$37.70

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

	Spectrum	Strategic Equity	Total	U.S. High Yield
Assets	Income Fund	Allocation Fund	Return Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,060,098,794	$4,989,388,233	$2,932,279,148	$679,346,534
Investments in affiliated issuers, at value	4,486,380	116,327,125	—	1,987,940
Repurchase agreements, at value	224,000	323,473,000	22,397,000	1,988,608
Total investments, at value	1,064,809,174	5,429,188,358	2,954,676,148	683,323,082
Cash	1,173,620	2,900	4,616,815	—
Foreign currency, at value	815,049	4,854,387	2,181,252	—
Cash held at broker for futures contracts	45,489	32,700,000	4,503,000	—
Cash collateral for swap contracts	15,755	—	—	—
Receivable for investments sold	10,202,784	701,198	26,672,588	3,317,976
Receivable for delayed delivery securities sold	—	—	323,698,971	—
Receivable for forward foreign currency exchange contracts	437,113	—	1,514,355	—
Receivable for fund shares sold	113,140	—	570,627	129,732
Dividends and interest receivable	10,101,922	12,640,298	11,849,775	10,667,010
Receivable for securities lending income	3,104	70,738	—	4,590
Swap contracts, at value	18,328	—	1,440,390	—
Receivable for exchange cleared swaps	—	—	5,219,827	—
Receivable for futures variation margin	43,176	404,118	—	—
Other assets	6,065	30,187	14,275	3,631
Total assets	1,087,784,719	5,480,592,184	3,336,958,023	697,446,021

Liabilities

Due to custodian	—	—	—	1,988,608
Payable for collateral held by portfolio	619	—	4,072,000	—
Payable for investments purchased	9,933,742	696,457	30,888,437	5,089,656
Payable for delayed delivery securities purchased	1,078,632	—	749,971,348	12,097,481
Payable for forward foreign currency exchange contracts	899,874	—	3,630,735	—
Payable for open reverse repurchase agreement	—	—	5,000,000	—
Payable for fund shares repurchased	—	343,831	122,554	186,018
Payable upon return of securities loaned	4,486,966	116,353,055	—	1,988,465
Written options, at value	—	—	979,042	—
Payable for sale commitments outstanding, at value	—	—	5,565,625	—
Swap contracts, at value	53,331	—	680,795	—
Payable for futures variation margin	—	—	979,750	—
Payable to affiliates
Accounting and legal services fees	13,477	64,881	31,592	8,988
Trustees’ fees	976	3,081	2,390	656
Other liabilities and accrued expenses	131,708	84,226	249,987	47,044
Total liabilities	16,599,325	117,545,531	802,174,255	21,406,916
Net assets	$1,071,185,394	$5,363,046,653	$2,534,783,768	$676,039,105

Net assets consist of

Paid-in capital	$1,019,123,114	$4,221,689,454	$2,524,241,398	$650,589,258
Undistributed net investment income (loss)	5,132,814	14,498,164	2,972,485	5,272,267
Accumulated undistributed net realized gain (loss) on investments	(6,283,047)	6,285,341	(33,489,243)	2,547,567
Net unrealized appreciation (depreciation) on investments	53,212,513	1,120,573,694	41,059,128	17,630,013
Net assets	$1,071,185,394	$5,363,046,653	$2,534,783,768	$676,039,105
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,006,546,991	$4,205,002,011	$2,927,634,005	$663,705,129
Investments in affiliated issuers, at cost	$4,486,389	$116,328,034	—	$1,987,940
Foreign currency, at cost	$806,209	$4,778,989	$2,208,345	—
Proceeds received on sale commitments outstanding	$619	—	$5,550,000	—
Premiums received on written options	—	—	$2,380,504	—
Net unamortized upfront payment on swaps	($26,376)	—	$17,111,376	—
Securities loaned, unaffiliated issuers, at value	$4,391,339	$112,488,073	—	$1,944,790

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$329,744,470	$93,118,058
Shares outstanding	—	—	23,746,664	7,421,214
Net asset value, offering price and redemption price per share	—	—	$13.89	$12.55

Class NAV
Net assets	$1,071,185,394	$5,363,046,653	$2,205,039,298	$582,921,047
Shares outstanding	97,283,543	408,133,722	159,301,205	46,490,688
Net asset value, offering price and redemption price per share	$11.01	$13.14	$13.84	$12.54

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Statements of assets and liabilities — February 28, 2014 (Unaudited)

Assets	Value Fund

Investments in unaffiliated issuers, at value	$406,261,373
Total investments, at value	406,261,373
Receivable for investments sold	1,844,586
Receivable for fund shares sold	3,847
Dividends and interest receivable	510,082
Other assets	2,795
Total assets	408,622,683

Liabilities

Payable for investments purchased	2,333,858
Payable to affiliates
Accounting and legal services fees	4,608
Trustees’ fees	30
Other liabilities and accrued expenses	40,037
Total liabilities	2,378,533
Net assets	$406,244,150

Net assets consist of

Paid-in capital	$319,546,097
Undistributed net investment income (loss)	162,134
Accumulated undistributed net realized gain (loss) on investments	2,694,877
Net unrealized appreciation (depreciation) on investments	83,841,042
Net assets	$406,244,150
Investments in unaffiliated issuers, including repurchase agreements, at cost	$322,419,190

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$406,244,150
Shares outstanding	33,920,560
Net asset value, offering price and redemption price per share	$11.98

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

			Alpha
	Active Bond	All Cap	Opportunities	Asia Pacific Total
Investment income	Fund	Core Fund	Fund	Return Bond Fund

Dividends	$295,899	$5,637,629	$10,559,160	—
Interest	36,087,367	3,358	15,009	$8,459,964
Securities lending	10,520	85,206	685,849	—
Less foreign taxes withheld	—	(1,633)	(190,440)	(189,682)
Total investment income	36,393,786	5,724,560	11,069,578	8,270,282

Expenses

Investment management fees	5,259,205	2,393,507	7,713,729	1,486,827
Class 1 distribution and service fees	18,456	—	—	—
Accounting and legal services fees	102,778	35,843	92,245	24,284
Professional fees	40,567	22,010	32,715	44,675
Custodian fees	92,788	36,550	206,530	222,356
Trustees’ fees	9,104	3,151	7,689	2,398
Registration and filing fees	2,643	6,030	26,359	18,798
Expense recapture	—	—	—	2,215
Other	34,194	6,646	11,518	4,406
Total expenses before reductions	5,559,735	2,503,737	8,090,785	1,805,959
Net expense reductions	(52,378)	(18,450)	(286,873)	(19,580)
Total expenses	5,507,357	2,485,287	7,803,912	1,786,379
Net investment income (loss)	30,886,429	3,239,273	3,265,666	6,483,903

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,642,841	57,253,768	137,301,588	(1,139,379)
Investments in affiliated issuers	(480)	2,000	(5,007)	—
Futures contracts	(683,203)	703,718	—	185,932
Foreign currency transactions	(31,651)	—	(93,824)	(4,947,511)
	6,927,507	57,959,486	137,202,757	(5,900,958)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	39,489,565	25,243,517	121,679,751	15,215,846
Investments in affiliated issuers	54	(2,656)	(6,129)	—
Futures contracts	(127,788)	494,611	—	50,973
Translation of assets and liabilities in foreign currencies	1,211	—	9,965	228,530
	39,363,042	25,735,472	121,683,587	15,495,349
Net realized and unrealized gain (loss)	46,290,549	83,694,958	258,886,344	9,594,391

Increase (decrease) in net assets from operations	$77,176,978	$86,934,231	$262,152,010	$16,078,294

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core Bond
Investment income	Growth Fund	Fund	Value Fund	Fund

Dividends	$9,098,551	$7,101,767	$9,801,392	—
Interest	2,614	—	6,619,736	$6,229,212
Securities lending	120,475	180,511	23,652	—
Less foreign taxes withheld	(3,588)	(73,361)	(7,458)	—
Total investment income	9,218,052	7,208,917	16,437,322	6,229,212

Expenses

Investment management fees	9,551,318	7,240,890	7,356,470	1,572,882
Class 1 distribution and service fees	198,248	138,924	—	20,708
Accounting and legal services fees	142,329	120,478	105,508	31,314
Professional fees	33,970	31,650	31,196	32,993
Custodian fees	138,147	157,353	109,702	32,031
Trustees’ fees	12,710	10,823	9,852	3,206
Registration and filing fees	6,001	5,896	15,842	5,876
Other	20,147	20,520	14,516	6,235
Total expenses before reductions	10,102,870	7,726,534	7,643,086	1,705,245
Net expense reductions	(445,176)	(61,824)	(355,453)	(15,988)
Total expenses	9,657,694	7,664,710	7,287,633	1,689,257
Net investment income (loss)	(439,642)	(455,793)	9,149,689	4,539,955

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	146,731,660	128,979,780	118,833,889	359,293
Investments in affiliated issuers	2,373	(2,083)	257	—
Written options	—	—	783,229	—
Foreign currency transactions	(16,167)	(11,324)	80,635	—
	146,717,866	128,966,373	119,698,010	359,293

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	384,908,504	338,999,983	66,392,333	13,367,846
Investments in affiliated issuers	(7,626)	(5,554)	(189)	—
Written options	—	—	807,257	—
Translation of assets and liabilities in foreign currencies	(491)	3,033	(14,727)	—
	384,900,387	338,997,462	67,184,674	13,367,846
Net realized and unrealized gain (loss)	531,618,253	467,963,835	186,882,684	13,727,139

Increase (decrease) in net assets from operations	$531,178,611	$467,508,042	$196,032,373	$18,267,094

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	Core
	Diversified	Core	Core
	Growth &	Fundamental	Global
	Income	Holdings	Diversification	Equity-Income
Investment income	Portfolio[1]	Portfolio[1]	Portfolio[1]	Fund

Dividends	$240,281	$94,701	$265,974	$24,264,237
Interest	—	—	—	26,041
Securities lending	—	—	—	151,074
Income distributions received from affiliated underlying funds	225,731	86,196	129,179	—
Less foreign taxes withheld	—	—	—	(181,484)
Total investment income	466,012	180,897	395,153	24,259,868

Expenses

Investment management fees	9,662	3,896	8,753	6,625,287
Class 1 distribution and service fees	10,484	4,234	9,513	89,147
Accounting and legal services fees	2,440	985	2,207	98,192
Professional fees	12,441	12,353	12,421	29,046
Custodian fees	5,947	5,947	5,947	98,147
Trustees’ fees	210	88	197	8,909
Registration and filing fees	5,607	5,531	5,551	11,838
Other	1,694	1,652	1,685	18,254
Total expenses before reductions	48,485	34,686	46,274	6,978,820
Net expense reductions	(22,048)	(24,015)	(22,300)	(309,121)
Total expenses	26,437	10,671	23,974	6,669,699
Net investment income (loss)	439,575	170,226	371,179	17,590,169

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	17,419	50,105	160,349	43,863,132
Investments in affiliated issuers	5,008	25,659	32,024	(6,244)
Capital gain distributions received from unaffiliated underlying
funds	860,537	296,320	342,716	—
Capital gain distributions received from affiliated underlying
funds	188,300	64,743	86,458	—
Foreign currency transactions	—	—	—	3,607
	1,071,264	436,827	621,547	43,860,495

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,731,000	590,730	2,268,275	119,564,539
Investments in affiliated issuers	1,229,668	411,983	556,343	(569)
Translation of assets and liabilities in foreign currencies	—	—	—	11,548
	2,960,668	1,002,713	2,824,618	119,575,518
Net realized and unrealized gain (loss)	4,031,932	1,439,540	3,446,165	163,436,013

Increase (decrease) in net assets from operations	$4,471,507	$1,609,766	$3,817,344	$181,026,182

1 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	Fundamental
	Global
	Franchise	Fundamental	Global	Global
Investment income	Fund	Value Fund	Bond Fund	Equity Fund

Dividends	$3,188,414	$7,385,209	$2,739	$6,655,203
Interest	—	30,273	8,206,310	153
Securities lending	—	62,137	—	13,457
Less foreign taxes withheld	(68,441)	(79,089)	—	(108,903)
Total investment income	3,119,973	7,398,530	8,209,049	6,559,910

Expenses

Investment management fees	1,679,843	3,902,044	2,023,496	1,509,752
Class A distribution and service fees	191	—	—	159
Class 1 distribution and service fees	—	—	17,744	—
Transfer agent fees	335	—	—	827
Accounting and legal services fees	24,459	60,059	33,812	20,846
Professional fees	28,575	33,565	47,482	51,811
Printing and postage	5	—	—	—
Custodian fees	137,602	101,554	243,812	95,250
Trustees’ fees	2,205	5,571	3,469	1,918
Registration and filing fees	11,458	5,398	6,000	20,857
Interest expense	—	—	32,358	—
Expense recapture	—	—	—	2
Other	7,484	9,544	13,853	4,828
Total expenses before reductions	1,892,157	4,117,735	2,422,026	1,706,250
Net expense reductions	(12,532)	(30,854)	(17,245)	(10,955)
Total expenses	1,879,625	4,086,881	2,404,781	1,695,295
Net investment income (loss)	1,240,348	3,311,649	5,804,268	4,864,615

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	12,071,927	52,267,659	(2,191,118)	8,986,615
Investments in affiliated issuers	—	482	—	(53)
Futures contracts	—	—	(882,136)	—
Written options	—	—	948,393	—
Swap contracts	—	—	(461,005)	—
Foreign currency transactions	2,000	(576)	(4,825,824)	1,301
	12,073,927	52,267,565	(7,411,690)	8,987,863

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	31,767,671	87,471,212	25,157,445	28,716,878
Investments in affiliated issuers	—	(2,040)	—	—
Futures contracts	—	—	958,554	—
Written options	—	—	1,121,702	—
Swap contracts	—	—	2,182,472	—
Translation of assets and liabilities in foreign currencies	24,344	27,688	(4,644,848)	13,125
	31,792,015	87,496,860	24,775,325	28,730,003
Net realized and unrealized gain (loss)	43,865,942	139,764,425	17,363,635	37,717,866

Increase (decrease) in net assets from operations	$45,106,290	$143,076,074	$23,167,903	$42,582,481

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

				International
				Growth
	Global Real	Health	High	Opportunities
Investment income	Estate Fund	Sciences Fund	Yield Fund	Fund

Dividends	$4,752,793	$1,475,870	$595,793	$3,964,108
Interest	170	6,390	40,044,665	3,766
Securities lending	21,683	—	74,195	—
Less foreign taxes withheld	(162,753)	(23,621)	—	(236,011)
Total investment income	4,611,893	1,458,639	40,714,653	3,731,863

Expenses

Investment management fees	1,397,346	2,952,328	3,677,548	2,962,447
Class 1 distribution and service fees	—	—	115,805	—
Accounting and legal services fees	18,191	33,354	64,368	42,100
Professional fees	26,173	27,186	44,758	41,371
Printing and postage	—	—	—	—
Custodian fees	112,671	53,756	90,771	364,916
Trustees’ fees	1,868	2,959	5,797	3,244
Registration and filing fees	7,331	7,350	10,942	18,591
Other	5,872	6,583	10,957	7,662
Total expenses before reductions	1,569,452	3,083,516	4,020,946	3,440,331
Net expense reductions	(9,269)	(169,959)	(32,893)	(21,555)
Total expenses	1,560,183	2,913,557	3,988,053	3,418,776
Net investment income (loss)	3,051,710	(1,454,918)	36,726,600	313,087

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,744,545	98,161,552[1]	12,486,375	5,548,517
Investments in affiliated issuers	893	—	(1,047)	—
Futures contracts	—	—	(349,654)	—
Written options	—	1,660,451	—	—
Swap contracts	—	—	(84,804)	—
Foreign currency transactions	20,816	18,299	(1,051,938)	67,727
	7,766,254	99,840,302	10,998,932	5,616,244

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	16,867,353	53,615,006[2]	30,875,720	104,238,833
Investments in affiliated issuers	(1,370)	—	(331)	—
Futures contracts	—	—	(197,320)	—
Written options	—	(1,073,389)	—	—
Swap contracts	—	—	(1,319,812)	—
Translation of assets and liabilities in foreign currencies	22,041	7,216	(648,261)	(14,134)
	16,888,024	52,548,833	28,709,996	104,224,699
Net realized and unrealized gain (loss)	24,654,278	152,389,135	39,708,928	109,840,943

Increase (decrease) in net assets from operations	$27,705,988	$150,934,217	$76,435,528	$110,154,030

1 Net of India foreign taxes of $90,550.
2 Net of $66,070 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	International	International	International	Investment
	Growth	Small Cap	Value	Quality
Investment income	Stock Fund	Fund	Fund	Bond Fund

Dividends	$5,674,351	$3,642,680	$31,154,399	$41,836
Interest	16,305	7,346	21,888	6,727,446
Securities lending	—	258,490	346,943	178
Less foreign taxes withheld	(337,002)	(449,616)	(1,190,255)	(539)
Total investment income	5,353,654	3,458,900	30,332,975	6,768,921

Expenses

Investment management fees	2,678,430	3,213,930	7,668,878	1,277,098
Class 1 distribution and service fees	—	29,270	68,593	14,856
Accounting and legal services fees	39,536	39,333	111,712	25,645
Professional fees	23,775	23,709	30,501	46,083
Custodian fees	333,331	354,526	849,714	31,488
Trustees’ fees	3,382	3,133	9,014	2,438
Registration and filing fees	3,587	2,953	12,675	5,557
Other	6,314	6,437	15,159	4,681
Total expenses before reductions	3,088,355	3,673,291	8,766,246	1,407,846
Net expense reductions	(20,241)	(20,138)	(57,295)	(13,086)
Total expenses	3,068,114	3,653,153	8,708,951	1,394,760
Net investment income (loss)	2,285,540	(194,253)	21,624,024	5,374,161

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,074,872	20,705,796	19,090,184	403,051
Investments in affiliated issuers	—	399	—	—
Futures contracts	—	—	—	(66,185)
Swap contracts	—	—	—	(20,911)
Foreign currency transactions	23,807	(125,269)	25,079	(77,802)
	11,098,679	20,580,926	19,115,263	238,153

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	69,381,017	73,242,409[1]	210,518,624[2]	12,019,740
Investments in affiliated issuers	—	(1,959)	(1,384)	(3)
Futures contracts	—	—	—	(50,560)
Swap contracts	—	—	—	(488,201)
Translation of assets and liabilities in foreign currencies	37,338	164,388	112,460	(238,203)
	69,418,355	73,404,838	210,629,700	11,242,773
Net realized and unrealized gain (loss)	80,517,034	93,985,764	229,744,963	11,480,926

Increase (decrease) in net assets from operations	$82,802,574	$93,791,511	$251,368,987	$16,855,087

1 Net of $28,306 increase in deferred India foreign withholding taxes.
2 Net of $267,777 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II
	Aggressive	Balanced	Conservative	Growth
Investment income	Portfolio[1]	Portfolio[1]	Portfolio[1]	Portfolio[1]

Dividends	—	$298	$555	$145
Total investment income	—	298	555	145

Expenses

Investment management fees	$61	101	142	80
Distribution and service fees	8	8	8	8
Transfer agent fees	4	4	4	4
State registration fees	3,473	3,473	3,473	3,473
Professional fees	6,395	6,395	6,395	6,394
Printing and postage	5	5	5	5
Custodian fees	1,973	1,973	1,973	1,973
Trustees’ fees	2	2	2	2
Registration and filing fees	6,131	6,131	6,131	6,131
Other	1,953	1,955	1,955	1,955
Total expenses before reductions	20,005	20,047	20,088	20,025
Net expense reductions	(19,888)	(19,888)	(19,887)	(19,888)
Total expenses	117	159	201	137
Net investment income (loss)	(117)	139	354	8

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1)	9	8	3
Investments in affiliated issuers	(1)	—	—	—
	(2)	9	8	3

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	468	2,023	3,440	1,133
Investments in affiliated issuers	1,546	1,001	366	1,303
	2,014	3,024	3,806	2,436
Net realized and unrealized gain (loss)	2,012	3,033	3,814	2,439

Increase (decrease) in net assets from operations	$1,895	$3,172	$4,168	$2,447

1 Period from 12-30-13 (commencement of operations) to 2-28-14.

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	Lifestyle II
	Moderate	Mid Cap Growth	Mid Cap	Mid Cap Value
Investment income	Portfolio[1]	Index Fund[2]	Stock Fund	Index Fund[2]

Dividends	$440	$162,394	$3,101,325	$565,907
Interest	—	409	14,893	127
Securities lending	—	7,003	343,540	7,837
Less foreign taxes withheld	—	(482)	(25,001)	—
Total investment income	440	169,324	3,434,757	573,871

Expenses

Investment management fees	122	154,539	6,542,683	130,449
Class 1 distribution and service fees	—	14,665	88,141	12,311
Distribution and service fees	8	—	—	—
Transfer agent fees	4	—	—	—
Accounting and legal services fees	—	3,396	91,588	2,851
State registration fees	3,473	—	—	—
Professional fees	6,395	19,372	27,514	19,105
Printing and postage	5	—	—	—
Custodian fees	1,973	5,947	106,212	5,947
Trustees’ fees	2	262	6,600	255
Registration and filing fees	6,131	5,907	28,359	5,701
Other	1,955	3,539	12,078	3,570
Total expenses before reductions	20,068	207,627	6,903,175	180,189
Net expense reductions	(19,888)	(16,425)	(46,982)	(55,876)
Total expenses	180	191,202	6,856,193	124,313
Net investment income (loss)	260	(21,878)	(3,421,436)	449,558

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	12	2,836,140	119,664,851	1,408,316
Investments in affiliated issuers	—	68	(7,991)	191
Futures contracts	—	153,583	—	60,596
Foreign currency transactions	—	—	2,805	—
	12	2,989,791	119,659,665	1,469,103

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,537	7,631,363	166,411,984	5,360,017
Investments in affiliated issuers	694	(229)	(9,657)	(388)
Futures contracts	—	62,578	—	25,810
Translation of assets and liabilities in foreign currencies	—	—	2,315	—
	3,231	7,693,712	166,404,642	5,385,439
Net realized and unrealized gain (loss)	3,243	10,683,503	286,064,307	6,854,542

Increase (decrease) in net assets from operations	$3,503	$10,661,625	$282,642,871	$7,304,100

1 Period from 12-30-13 (commencement of operations) to 2-28-14.
2 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

	Mid Value	Mutual Shares	Real Estate	Real Estate
Investment income	Fund	Fund	Equity Fund	Securities Fund

Dividends	$8,628,775	$7,829,625	$3,876,226	$9,638,253
Interest	83,323	1,879,029	59,869	—
Securities lending	81,445	17,452	—	—
Less foreign taxes withheld	(22,525)	(51,230)	—	—
Total investment income	8,771,018	9,674,876	3,936,095	9,638,253

Expenses

Investment management fees	4,726,451	1,806,050	1,024,818	1,710,638
Class 1 distribution and service fees	—	—	—	122,188
Accounting and legal services fees	54,222	22,843	13,652	28,726
Professional fees	26,231	28,116	20,581	22,616
Custodian fees	66,412	64,855	16,415	30,162
Trustees’ fees	3,857	2,188	1,202	3,017
Registration and filing fees	21,493	6,588	6,739	5,503
Other	7,761	4,546	3,674	6,533
Total expenses before reductions	4,906,427	1,935,186	1,087,081	1,929,383
Net expense reductions	(267,574)	(11,716)	(52,773)	(14,561)
Total expenses	4,638,853	1,923,470	1,034,308	1,914,822
Net investment income (loss)	4,132,165	7,751,406	2,901,787	7,723,431

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	37,398,817	15,044,215	480,296	(1,462,044)
Investments in affiliated issuers	(1,941)	553	—	—
Written options	—	—	—	—
Foreign currency transactions	(7,152)	(3,476,328)	—	—
	37,389,724	11,568,440	480,296	(1,462,044)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	93,566,034	22,055,768	25,996,688	50,426,168
Investments in affiliated issuers	(2,529)	(582)	—	—
Translation of assets and liabilities in foreign currencies	828	(220,403)	—	—
	93,564,333	21,834,783	25,996,688	50,426,168
Net realized and unrealized gain (loss)	130,954,057	33,403,223	26,476,984	48,964,124

Increase (decrease) in net assets from operations	$135,086,222	$41,154,629	$29,378,771	$56,687,555

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

				Short Term
	Real Return	Redwood	Science &	Government
Investment income	Bond Fund	Fund	Technology Fund	Income Fund

Dividends	—	$1,283,226	$3,536,809	—
Interest	$2,473,456	—	9,761	$1,578,275
Securities lending	—	—	308,700	—
Less foreign taxes withheld	—	—	(6,712)	—
Total investment income	2,473,456	1,283,226	3,848,558	1,578,275

Expenses

Investment management fees	1,885,347	2,562,741	4,794,733	642,151
Class A distribution and service fees	—	49	—	—
Class 1 distribution and service fees	27,688	—	—	—
Transfer agent fees	—	49	—	—
Accounting and legal services fees	31,527	27,160	54,777	13,412
Professional fees	48,662	49,403	22,681	33,288
Custodian fees	44,780	28,987	74,080	16,053
Trustees’ fees	3,038	2,478	4,327	1,228
Registration and filing fees	5,985	11,294	1,215	5,584
Interest expense	8,813	—	—	—
Expense recapture	—	—	—	5,309
Other	7,255	7,177	7,220	2,817
Total expenses before reductions	2,063,095	2,689,338	4,959,033	719,842
Net expense reductions	(16,061)	(13,911)	(197,814)	(6,874)
Total expenses	2,047,034	2,675,427	4,761,219	712,968
Net investment income (loss)	426,422	(1,392,201)	(912,661)	865,307

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(4,009,448)	25,362,056	57,627,841	396,337
Investments in affiliated issuers	—	—	(1,691)	—
Futures contracts	731,295	—	—	(345,049)
Written options	687,647	(2,473,791)	—	—
Swap contracts	(1,075,284)	—	—	—
Foreign currency transactions	(1,009,469)	—	2,446	—
	(4,675,259)	22,888,265	57,628,596	51,288

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,904,868	15,454,043	144,133,093	1,479,579
Investments in affiliated issuers	—	—	(1,897)	—
Futures contracts	897,794	—	—	(51,961)
Written options	1,088,789	(20,118,245)	—	—
Swap contracts	(117,040)	—	—	—
Translation of assets and liabilities in foreign currencies	(225,697)	—	(35,509)	—
	17,548,714	(4,664,202)	144,095,687	1,427,618
Net realized and unrealized gain (loss)	12,873,455	18,224,063	201,724,283	1,478,906

Increase (decrease) in net assets from operations	$13,299,877	$16,831,862	$200,811,622	$2,344,213

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

		Small Cap
	Small Cap	Opportunities	Small Company	Small Company
Investment income	Growth Fund	Fund	Growth Fund	Value Fund

Dividends	$272,857	$1,014,308	$954,874	$2,849,474
Interest	1,122	808	1,501	1,846
Securities lending	65,139	30,087	52,247	76,877
Less foreign taxes withheld	(1,235)	(59)	—	(2,122)
Total investment income	337,883	1,045,144	1,008,622	2,926,075

Expenses

Investment management fees	1,168,903	967,726	920,522	2,085,942
Class 1 distribution and service fees	—	18,720	—	30,718
Accounting and legal services fees	12,928	11,255	10,755	23,353
Professional fees	21,895	20,369	19,122	20,588
Custodian fees	15,666	17,117	13,519	27,505
Trustees’ fees	909	993	713	1,994
Registration and filing fees	9,519	6,648	9,145	7,716
Other	3,357	4,330	3,337	5,790
Total expenses before reductions	1,233,177	1,047,158	977,113	2,203,606
Net expense reductions	(6,606)	(91,166)	(5,497)	(120,164)
Total expenses	1,226,571	955,992	971,616	2,083,442
Net investment income (loss)	(888,688)	89,152	37,006	842,633

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,791,859	12,113,827	7,815,038	1,573,320
Investments in affiliated issuers	97	1,687	(473)	8,492
Foreign currency transactions	208	—	—	585
	14,792,164	12,115,514	7,814,565	1,582,397

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	29,221,054	17,411,787	27,438,843	54,674,634
Investments in affiliated issuers	(1,170)	(2,750)	(424)	(10,104)
Translation of assets and liabilities in foreign currencies	—	—	—	25
	29,219,884	17,409,037	27,438,419	54,664,555
Net realized and unrealized gain (loss)	44,012,048	29,524,551	35,252,984	56,246,952

Increase (decrease) in net assets from operations	$43,123,360	$29,613,703	$35,289,990	$57,089,585

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

		Strategic
	Spectrum	Equity	Total Return	U.S. High Yield
Investment income	Income Fund	Allocation Fund	Fund	Bond Fund

Dividends	$2,083,310	$53,759,952	$1,376,063	$58,992
Interest	18,376,431	3,201	25,264,407	22,076,271
Securities lending	10,150	572,900	—	26,297
Less foreign taxes withheld	(15,980)	(865,663)	—	—
Total investment income	20,453,911	53,470,390	26,640,470	22,161,560

Expenses

Investment management fees	3,782,826	15,471,472	8,699,643	2,448,448
Class 1 distribution and service fees	—	—	84,677	22,554
Accounting and legal services fees	60,573	283,728	149,670	39,315
Professional fees	42,764	59,177	57,496	29,981
Custodian fees	188,476	32,379	204,329	38,169
Trustees’ fees	5,541	24,142	13,385	3,748
Registration and filing fees	6,988	33,083	2,890	5,067
Other	10,502	34,227	96,522	6,949
Total expenses before reductions	4,097,670	15,938,208	9,308,612	2,594,231
Net expense reductions	(164,315)	(3,409,619)	(332,507)	(20,026)
Total expenses	3,933,355	12,528,589	8,976,105	2,574,205
Net investment income (loss)	16,520,556	40,941,801	17,664,365	19,587,355

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,118,702	29,640,140	726,150	7,571,943
Investments in affiliated issuers	(219)	8,912	—	(466)
Futures contracts	(672,779)	22,698,207	7,473,806	—
Written options	—	—	2,005,224	—
Swap contracts	3,804	—	(6,317,049)	—
Foreign currency transactions	(2,675,801)	(203,163)	(954,747)	—
	4,773,707	52,144,096	2,933,384	7,571,477

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	35,173,852	557,869,896	65,899,757	12,944,906
Investments in affiliated issuers	(81)	(13,840)	—	—
Futures contracts	(44,186)	11,523,549	4,109,335	—
Written options	—	—	5,265,809	—
Swap contracts	(8,050)	—	(794,109)	—
Translation of assets and liabilities in foreign currencies	(618,059)	168,377	(3,894,692)	—
	34,503,476	569,547,982	70,586,100	12,944,906
Net realized and unrealized gain (loss)	39,277,183	621,692,078	73,519,484	20,516,383

Increase (decrease) in net assets from operations	$55,797,739	$662,633,879	$91,183,849	$40,103,738

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Statements of operations — February 28, 2014 (Unaudited)

Value
Investment income	Fund

Dividends	$2,449,536
Interest	7,801
Total investment income	2,457,337

Expenses

Investment management fees	1,283,324
Accounting and legal services fees	21,168
Professional fees	21,941
Custodian fees	24,573
Trustees’ fees	1,124
Registration and filing fees	7,557
Other	3,385
Total expenses before reductions	1,363,072
Net expense reductions	(11,051)
Total expenses	1,352,021
Net investment income (loss)	1,105,316

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,836,032
Foreign currency transactions	(2,043)
7,833,989

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	40,449,575
Translation of assets and liabilities in foreign currencies	(1,141)
40,448,434
Net realized and unrealized gain (loss)	48,282,423

Increase (decrease) in net assets from operations	$49,387,739

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		Alpha Opportunities Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$30,886,429	$55,656,411	$3,239,273	$7,651,892	$3,265,666	$9,760,685
Net realized gain (loss)	6,927,507	6,137,501	57,959,486	116,089,202	137,202,757	184,533,835
Change in net unrealized appreciation (depreciation)	39,363,042	(59,521,975)	25,735,472	(13,518,207)	121,683,587	98,548,420
Increase (decrease) in net assets resulting from
operations	77,176,978	2,271,937	86,934,231	110,222,887	262,152,010	292,842,940
Distributions to shareholders
From net investment income
Class 1	(1,488,760)	(2,644,798)	—	—	—	—
Class NAV	(35,140,598)	(59,729,979)	(7,493,145)	(7,502,202)	(8,264,762)	(11,185,749)
From net realized gain
Class 1	(374,957)	(301,392)	—	—	—	—
Class NAV	(8,448,658)	(6,734,971)	—	—	(191,554,720)	(58,060,283)
Total distributions	(45,452,973)	(69,411,140)	(7,493,145)	(7,502,202)	(199,819,482)	(69,246,032)
From fund share transactions	(98,377,467)	218,615,137	8,443,991	(62,902,935)	273,805,150	(13,946,104)
Total increase (decrease)	(66,653,462)	151,475,934	87,885,077	39,817,750	336,137,678	209,650,804

Net assets

Beginning of period	1,792,393,974	1,640,918,040	569,412,438	529,594,688	1,414,582,835	1,204,932,031
End of period	$1,725,740,512	$1,792,393,974	$657,297,515	$569,412,438	$1,750,720,513	$1,414,582,835

Undistributed net investment income (loss)	$7,536,279	$13,279,208	$483,990	$4,737,862	$500,804	$5,499,900

	Asia Pacific Total				Capital Appreciation
	Return Bond Fund		Blue Chip Growth Fund		Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended[1]	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$6,483,903	$6,626,402	($439,642)	$5,039,281	($455,793)	$6,023,359
Net realized gain (loss)	(5,900,958)	4,458,946	146,717,866	278,461,478	128,966,373	153,474,152
Change in net unrealized appreciation (depreciation)	15,495,349	(42,143,520)	384,900,387	129,026,101	338,997,462	154,611,528
Increase (decrease) in net assets resulting from
operations	16,078,294	(31,058,172)	531,178,611	412,526,860	467,508,042	314,109,039
Distributions to shareholders
From net investment income
Class 1	—	—	—	(1,604,735)	(385,060)	(1,259,790)
Class NAV	(14,665,372)	—	—	(4,846,096)	(1,692,886)	(4,826,845)
From net realized gain
Class 1	—	—	(18,717,294)	—	(31,031,106)	—
Class NAV	(910,387)	—	(38,017,618)	—	(83,567,806)	—
Total distributions	(15,575,759)	—	(56,734,912)	(6,450,831)	(116,676,858)	(6,086,635)
From fund share transactions	21,083,283	435,405,764	(72,170,851)	(324,112,206)	(25,997,488)	(243,860,420)
Total increase (decrease)	21,585,818	404,347,592	402,272,848	81,963,823	324,833,696	64,161,984

Net assets

Beginning of period	404,347,592	—	2,246,970,873	2,165,007,050	1,913,536,078	1,849,374,094
End of period	$425,933,410	$404,347,592	$2,649,243,721	$2,246,970,873	$2,238,369,774	$1,913,536,078

Undistributed net investment income (loss)	$3,725,108	$11,906,577	($439,642)	—	($1,118,744)	$1,414,995

1 Period from 1-16-13 (commencement of operations) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Statements of changes in net assets

	Capital Appreciation				Core Diversified Growth
	Value Fund		Core Bond Fund		& Income Portfolio[1]
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$9,149,689	$24,059,579	$4,539,955	$9,745,657	$439,575	$532,497
Net realized gain (loss)	119,698,010	204,337,288	359,293	4,186,185	1,071,264	301,774
Change in net unrealized appreciation (depreciation)	67,184,674	75,393,176	13,367,846	(28,316,496)	2,960,668	3,146,427
Increase (decrease) in net assets resulting from
operations	196,032,373	303,790,043	18,267,094	(14,384,654)	4,471,507	3,980,698
Distributions to shareholders
From net investment income
Class 1	—	—	(1,003,302)	(1,647,775)	(627,861)	(532,406)
Class NAV	(24,213,098)	(27,895,420)	(5,645,058)	(11,581,889)	—	—
From net realized gain
Class 1	—	—	(305,403)	(3,036,154)	(291,193)	(1,786,990)
Class NAV	(212,469,220)	(69,562,985)	(1,678,726)	(20,902,954)	—	—
Total distributions	(236,682,318)	(97,458,405)	(8,632,489)	(37,168,772)	(919,054)	(2,319,396)
From fund share transactions	127,200,943	(389,627,130)	(3,330,380)	(43,435,968)	1,431,152	4,884,989
Total increase (decrease)	86,550,998	(183,295,492)	6,304,225	(94,989,394)	4,983,605	6,546,291

Net assets

Beginning of period	1,769,741,791	1,953,037,283	539,828,127	634,817,521	39,212,719	32,666,428
End of period	$1,856,292,789	$1,769,741,791	$546,132,352	$539,828,127	$44,196,324	$39,212,719

Undistributed net investment income (loss)	($445,143)	$14,618,266	$525,705	$2,634,110	($18,119)	$170,167

	Core Fundamental		Core Global
	Holdings Portfolio[1]		Diversification Portfolio[1]		Equity-Income Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$170,226	$230,803	$371,179	$589,773	$17,590,169	$30,178,672
Net realized gain (loss)	436,827	249,342	621,547	672,536	43,860,495	132,821,733
Change in net unrealized appreciation (depreciation)	1,002,713	928,205	2,824,618	1,863,603	119,575,518	149,296,310
Increase (decrease) in net assets resulting from
operations	1,609,766	1,408,350	3,817,344	3,125,912	181,026,182	312,296,715
Distributions to shareholders
From net investment income
Class 1	(250,758)	(234,601)	(633,001)	(520,231)	(8,079,253)	(5,676,642)
Class NAV	—	—	—	—	(31,142,028)	(24,924,135)
From net realized gain
Class 1	(238,251)	(672,149)	(663,064)	(741,087)	(2,357,889)	—
Class NAV	—	—	—	—	(8,905,104)	—
Total distributions	(489,009)	(906,750)	(1,296,065)	(1,261,318)	(50,484,274)	(30,600,777)
From fund share transactions	(304,083)	569,663	457,803	(30,764)	78,723,073	(255,802,823)
Total increase (decrease)	816,674	1,071,263	2,979,082	1,833,830	209,264,981	25,893,115

Net assets

Beginning of period	16,283,146	15,211,883	36,040,763	34,206,933	1,565,301,408	1,539,408,293
End of period	$17,099,820	$16,283,146	$39,019,845	$36,040,763	$1,774,566,389	$1,565,301,408

Undistributed net investment income (loss)	($8,948)	$71,584	($41,415)	$220,407	$8,575,268	$30,206,380

1 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Statements of changes in net assets

	Fundamental Global
	Franchise Fund		Fundamental Value Fund		Global Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$1,240,348	$4,477,896	$3,311,649	$14,885,101	$5,804,268	$14,874,143
Net realized gain (loss)	12,073,927	16,460,186	52,267,565	73,173,055	(7,411,690)	(20,468,302)
Change in net unrealized appreciation (depreciation)	31,792,015	37,421,735	87,496,860	123,203,980	24,775,325	(30,503,026)
Increase (decrease) in net assets resulting from
operations	45,106,290	58,359,817	143,076,074	211,262,136	23,167,903	(36,097,185)
Distributions to shareholders
From net investment income
Class A	(764)	(408)	—	—	—	—
Class R3	(3,497)	(644)	—	—	—	—
Class 1	—	—	—	—	—	(2,729,673)
Class NAV	(4,032,151)	(2,337,088)	(7,644,467)	(16,281,768)	—	(20,104,227)
From net realized gain
Class A	(5,920)	—	—	—	—	—
Class R3	(18,135)	—	—	—	—	—
Class NAV	(18,704,226)	—	—	—	—	—
Total distributions	(22,764,693)	(2,338,140)	(7,644,467)	(16,281,768)	—	(22,833,900)
From fund share transactions	1,135,674	(18,752,595)	(14,128,389)	(271,994,191)	(16,470,393)	(102,706,514)
Total increase (decrease)	23,477,271	37,269,082	121,303,218	(77,013,823)	6,697,510	(161,637,599)

Net assets

Beginning of period	408,649,033	371,379,951	971,507,165	1,048,520,988	584,559,507	746,197,106
End of period	$432,126,304	$408,649,033	$1,092,810,383	$971,507,165	$591,257,017	$584,559,507

Undistributed net investment income (loss)	$862,804	$3,658,868	$1,839,537	$6,172,355	($14,882,866)	($20,687,134)

	Global Equity Fund		Global Real Estate Fund		Health Sciences Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended[1]	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$4,864,615	$1,231,759	$3,051,710	$8,682,281	($1,454,918)	($2,021,422)
Net realized gain (loss)	8,987,863	119,303	7,766,254	93,698,491	99,840,302	76,772,407
Change in net unrealized appreciation (depreciation)	28,730,003	2,889,174	16,888,024	(59,099,388)	52,548,833	79,184,296
Increase (decrease) in net assets resulting from
operations	42,582,481	4,240,236	27,705,988	43,281,384	150,934,217	153,935,281
Distributions to shareholders
From net investment income
Class A	(598)	—	—	—	—	—
Class I	(8,321)	—	—	—	—	—
Class NAV	(2,891,248)	—	(12,325,059)	(17,850,946)	—	—
From net realized gain
Class A	(530)	—	—	—	—	—
Class I	(6,031)	—	—	—	—	—
Class NAV	(1,826,705)	—	—	—	(99,704,308)	(16,375,908)
Total distributions	(4,733,433)	—	(12,325,059)	(17,850,946)	(99,704,308)	(16,375,908)
From fund share transactions	22,825,906	325,499,110	19,775,923	(228,272,991)	16,809,767	(68,068,417)
Total increase (decrease)	60,674,954	329,739,346	35,156,852	(202,842,553)	68,039,676	69,490,956

Net assets

Beginning of period	329,739,346	—	294,008,251	496,850,804	545,143,507	475,652,551
End of period	$390,414,300	$329,739,346	$329,165,103	$294,008,251	$613,183,183	$545,143,507

Undistributed net investment income (loss)	$3,200,270	$1,235,822	($12,321,990)	($3,048,641)	($1,539,025)	($84,107)

1 Period from 5-16-13 (commencement of operations) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Statements of changes in net assets

			International Growth		International Growth
	High Yield Fund		Opportunities Fund		Stock Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$36,726,600	$73,726,795	$313,087	$5,865,869	$2,285,540	$7,423,061
Net realized gain (loss)	10,998,932	13,825,838	5,616,244	6,783,886	11,098,679	(3,201,106)
Change in net unrealized appreciation (depreciation)	28,709,996	2,244,219	104,224,699	83,399,702	69,418,355	57,578,047
Increase (decrease) in net assets resulting from
operations	76,435,528	89,796,852	110,154,030	96,049,457	82,802,574	61,800,002
Distributions to shareholders
From net investment income
Class 1	(16,608,833)	(29,008,649)	—	—	—	—
Class NAV	(23,211,634)	(42,424,819)	(6,292,032)	(867,484)	(11,051,305)	(4,872,079)
From net realized gain
Class NAV	—	—	(8,725,047)	(964,776)	—	—
Total distributions	(39,820,467)	(71,433,468)	(15,017,079)	(1,832,260)	(11,051,305)	(4,872,079)
From fund share transactions	(942,840)	149,374,599	108,276,811	30,945,046	4,654,351	146,143,011
Total increase (decrease)	35,672,221	167,737,983	203,413,762	125,162,243	76,405,620	203,070,934

Net assets

Beginning of period	1,099,184,892	931,446,909	615,684,553	490,522,310	630,822,670	427,751,736
End of period	$1,134,857,113	$1,099,184,892	$819,098,315	$615,684,553	$707,228,290	$630,822,670

Undistributed net investment income (loss)	$12,378,808	$15,472,675	($546,445)	$5,432,500	($2,389,678)	$6,376,087

	International Small				Investment Quality
	Cap Fund		International Value Fund		Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	($194,253)	$6,571,793	$21,624,024	$30,390,174	$5,374,161	$10,907,099
Net realized gain (loss)	20,580,926	13,986,326	19,115,263	(15,484,535)	238,153	1,814,770
Change in net unrealized appreciation (depreciation)	73,404,838	51,898,088	210,629,700	307,772,843	11,242,773	(25,663,886)
Increase (decrease) in net assets resulting from
operations	93,791,511	72,456,207	251,368,987	322,678,482	16,855,087	(12,942,017)
Distributions to shareholders
From net investment income
Class 1	(1,699,241)	(1,696,515)	(4,197,533)	(5,305,304)	(1,040,230)	(2,016,575)
Class NAV	(8,465,869)	(4,397,182)	(26,643,592)	(27,795,127)	(6,726,214)	(9,906,570)
From net realized gain
Class 1	—	—	—	—	(376,038)	(2,167,058)
Class NAV	—	—	—	—	(2,466,187)	(9,586,827)
Total distributions	(10,165,110)	(6,093,697)	(30,841,125)	(33,100,431)	(10,608,669)	(23,677,030)
From fund share transactions	(3,461,634)	206,899,741	149,903,127	78,341,689	(14,340,917)	25,051,265
Total increase (decrease)	80,164,767	273,262,251	370,430,989	367,919,740	(8,094,499)	(11,567,782)

Net assets

Beginning of period	621,176,762	347,914,511	1,713,508,716	1,345,588,976	450,588,214	462,155,996
End of period	$701,341,529	$621,176,762	$2,083,939,705	$1,713,508,716	$442,493,715	$450,588,214

Undistributed net investment income (loss)	($6,087,296)	$4,272,067	$16,342,679	$25,559,780	$1,510,499	$3,902,782

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Statements of changes in net assets

	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II
	Aggressive	Balanced	Conservative	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	Period	Period	Period	Period
	ended	ended	ended	ended
	2/28/14[1]	2/28/14[1]	2/28/14[1]	2/28/14[1]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	($117)	$139	$354	$8
Net realized gain (loss)	(2)	9	8	3
Change in net unrealized appreciation (depreciation)	2,014	3,024	3,806	2,436
Increase (decrease) in net assets resulting from operations	1,895	3,172	4,168	2,447
From fund share transactions	200,000	200,000	200,000	200,000
Total increase (decrease)	201,895	203,172	204,168	202,447

Net assets

Beginning of period	—	—	—	—
End of period	$201,895	$203,172	$204,168	$202,447

Undistributed net investment income (loss)	($117)	$139	$354	$8

	Lifestyle II
	Moderate	Mid Cap
	Portfolio	Growth Index Fund[2]
	Period	Six months
	ended	ended
	2/28/14[1]	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$260	($21,878)	$28,795
Net realized gain (loss)	12	2,989,791	3,175,982
Change in net unrealized appreciation (depreciation)	3,231	7,693,712	5,801,423
Increase (decrease) in net assets resulting from operations	3,503	10,661,625	9,006,200
Distributions to shareholders
From net investment income
Class 1	—	—	(77,919)
From net realized gain
Class 1	—	(1,788,016)	—
Total distributions	—	(1,788,016)	(77,919)
From fund share transactions	200,000	11,208,979	3,144,168
Total increase (decrease)	203,503	20,082,588	12,072,449

Net assets

Beginning of period	—	49,050,979	36,978,530
End of period	$203,503	$69,133,567	$49,050,979

Undistributed net investment income (loss)	$260	($45,391)	($23,513)

1 Period from 12-30-13 (commencement of operations) to 2-28-14.
2 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Statements of changes in net assets

	Mid Cap
	Stock Fund		Mid Cap Value Index Fund[1]		Mid Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	($3,421,436)	$1,071,961	$449,558	$707,567	$4,132,165	$6,726,078
Net realized gain (loss)	119,659,665	179,999,143	1,469,103	2,345,875	37,389,724	30,474,855
Change in net unrealized appreciation (depreciation)	166,404,642	59,990,226	5,385,439	4,790,398	93,564,333	81,409,988
Increase (decrease) in net assets resulting from
operations	282,642,871	241,061,330	7,304,100	7,843,840	135,086,222	118,610,921
Distributions to shareholders
From net investment income
Class 1	—	—	(777,000)	(721,345)	—	—
Class NAV	(17,492)	—	—	—	(5,306,135)	(7,337,684)
From net realized gain
Class 1	(41,365,017)	(11,396,409)	(2,405,034)	(427,746)	—	—
Class NAV	(143,829,579)	(26,530,570)	—	—	(31,795,815)	(26,391,979)
Total distributions	(185,212,088)	(37,926,979)	(3,182,034)	(1,149,091)	(37,101,950)	(33,729,663)
From fund share transactions	125,398,212	281,015,859	2,435,744	6,725,248	157,294,520	104,595,365
Total increase (decrease)	222,828,995	484,150,210	6,557,810	13,419,997	255,278,792	189,476,623

Net assets

Beginning of period	1,482,818,454	998,668,244	45,451,744	32,031,747	788,678,920	599,202,297
End of period	$1,705,647,449	$1,482,818,454	$52,009,554	$45,451,744	$1,043,957,712	$788,678,920

Undistributed net investment income (loss)	($3,438,719)	$209	$98,840	$426,282	($19,755)	$1,154,215

					Real Estate
	Mutual Shares Fund		Real Estate Equity Fund		Securities Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$7,751,406	$7,087,824	$2,901,787	$3,624,028	$7,723,431	$10,136,717
Net realized gain (loss)	11,568,440	25,747,601	480,296	6,403,900	(1,462,044)	54,903,320
Change in net unrealized appreciation (depreciation)	21,834,783	39,917,651	25,996,688	(11,305,106)	50,426,168	(74,763,215)
Increase (decrease) in net assets resulting from
operations	41,154,629	72,753,076	29,378,771	(1,277,178)	56,687,555	(9,723,178)
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(10,708,094)	(9,064,714)
Class NAV	(6,373,069)	(8,636,693)	(3,727,077)	(2,633,312)	—	—
From net realized gain
Class 1	—	—	—	—	(45,247,364)	(48,020,137)
Class NAV	(26,357,441)	—	—	—	—	—
Total distributions	(32,730,510)	(8,636,693)	(3,727,077)	(2,633,312)	(55,955,458)	(57,084,851)
From fund share transactions	12,922,655	(53,054,437)	15,930,506	11,180,619	(10,545,169)	16,267,507
Total increase (decrease)	21,346,774	11,061,946	41,582,200	7,270,129	(9,813,072)	(50,540,522)

Net assets

Beginning of period	386,247,483	375,185,537	213,466,977	206,196,848	506,908,095	557,448,617
End of period	$407,594,257	$386,247,483	$255,049,177	$213,466,977	$497,095,023	$506,908,095

Undistributed net investment income (loss)	$7,407,931	$6,029,594	$323,917	$1,149,207	$1,554,707	$4,539,370

1 In liquidation (see Note 1).

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Statements of changes in net assets

					Science &
					Technology
	Real Return Bond Fund		Redwood Fund		Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13[1]

From operations
Net investment income (loss)	$426,422	$13,960,127	($1,392,201)	$1,611,368	($912,661)	($216,524)
Net realized gain (loss)	(4,675,259)	2,213,387	22,888,265	(2,296,468)	57,628,596	1,095,383
Change in net unrealized appreciation (depreciation)	17,548,714	(70,894,961)	(4,664,202)	27,100,566	144,095,687	52,754,671
Increase (decrease) in net assets resulting from
operations	13,299,877	(54,721,447)	16,831,862	26,415,466	200,811,622	53,633,530
Distributions to shareholders
From net investment income
Class 1	(1,031,650)	(4,865,785)	—	—	—	—
Class NAV	(4,026,791)	(15,434,389)	—	(3,888,334)	(850,478)	—
From net realized gain
Class 1	—	(4,024,887)	—	—	—	—
Class NAV	—	(12,386,323)	(8,617,341)	(5,814,949)	(18,924,071)	—
Total distributions	(5,058,441)	(36,711,384)	(8,617,341)	(9,703,283)	(19,774,549)	—
From fund share transactions	(18,301,131)	(34,353,711)	25,509,330	13,677,334	(48,459,333)	819,508,213
Total increase (decrease)	(10,059,695)	(125,786,542)	33,723,851	30,389,517	132,577,740	873,141,743

Net assets

Beginning of period	556,454,910	682,241,452	458,454,801	428,065,284	873,141,743	—
End of period	$546,395,215	$556,454,910	$492,178,652	$458,454,801	$1,005,719,483	$873,141,743

Undistributed net investment income (loss)	($232,448)	$4,399,571	($2,633,487)	($1,241,286)	($1,580,107)	$183,032

	Short Term Government				Small Cap
	Income Fund		Small Cap Growth Fund		Opportunities Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$865,307	$1,078,429	($888,688)	($408,906)	$89,152	$772,588
Net realized gain (loss)	51,288	226,604	14,792,164	22,800,940	12,115,514	14,546,769
Change in net unrealized appreciation (depreciation)	1,427,618	(4,267,515)	29,219,884	13,344,472	17,409,037	25,847,482
Increase (decrease) in net assets resulting from
operations	2,344,213	(2,962,482)	43,123,360	35,736,506	29,613,703	41,166,839
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(139,637)	(261,564)
Class NAV	(1,950,835)	(3,395,114)	—	—	(271,394)	(552,589)
From net realized gain
Class 1	—	—	—	—	(6,942,750)	(861,085)
Class NAV	—	—	(21,614,213)	(8,882,671)	(10,855,359)	(1,667,655)
Total distributions	(1,950,835)	(3,395,114)	(21,614,213)	(8,882,671)	(18,209,140)	(3,342,893)
From fund share transactions	9,084,212	45,102,438	1,736,635	46,292,800	10,526,240	(11,474,087)
Total increase (decrease)	9,477,590	38,744,842	23,245,782	73,146,635	21,930,803	26,349,859

Net assets

Beginning of period	227,439,982	188,695,140	211,257,432	138,110,797	181,459,922	155,110,063
End of period	$236,917,572	$227,439,982	$234,503,214	$211,257,432	$203,390,725	$181,459,922

Undistributed net investment income (loss)	($344,872)	$740,656	($888,688)	—	($204,854)	$117,025

1 Period from 2-14-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Statements of changes in net assets

	Small Company		Small Company
	Growth Fund		Value Fund		Spectrum Income Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$37,006	$145,004	$842,633	$3,505,432	$16,520,556	$33,357,705
Net realized gain (loss)	7,814,565	8,625,306	1,582,397	22,502,587	4,773,707	30,585,405
Change in net unrealized appreciation (depreciation)	27,438,419	18,419,241	54,664,555	46,170,653	34,503,476	(41,738,359)
Increase (decrease) in net assets resulting from
operations	35,289,990	27,189,551	57,089,585	72,178,672	55,797,739	22,204,751
Distributions to shareholders
From net investment income
Class 1	—	—	(170,523)	(2,160,242)	—	—
Class NAV	—	(185,338)	(531,565)	(4,365,207)	(17,393,036)	(37,465,395)
From net realized gain
Class 1	—	—	(642,785)	—	—	—
Class NAV	(8,436,114)	(3,262,621)	(1,527,415)	—	(25,819,907)	(695,859)
Total distributions	(8,436,114)	(3,447,959)	(2,872,288)	(6,525,449)	(43,212,943)	(38,161,254)
From fund share transactions	(7,068,759)	46,688,479	23,213,869	(33,750,874)	25,604,542	(9,737,245)
Total increase (decrease)	19,785,117	70,430,071	77,431,166	31,902,349	38,189,338	(25,693,748)

Net assets

Beginning of period	175,853,308	105,423,237	353,935,968	322,033,619	1,032,996,056	1,058,689,804
End of period	$195,638,425	$175,853,308	$431,367,134	$353,935,968	$1,071,185,394	$1,032,996,056

Undistributed net investment income (loss)	($196,763)	($233,769)	($1,410,058)	($1,550,603)	$5,132,814	$6,005,294

	Strategic Equity
	Allocation Fund		Total Return Fund		U.S. High Yield Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/14	Year ended	2/28/14	Year ended	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13	(Unaudited)	8/31/13	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$40,941,801	$71,905,666	$17,664,365	$40,653,028	$19,587,355	$41,954,838
Net realized gain (loss)	52,144,096	39,177,896	2,933,384	24,362,873	7,571,477	14,926,297
Change in net unrealized appreciation (depreciation)	569,547,982	493,887,392	70,586,100	(108,130,021)	12,944,906	(24,787,987)
Increase (decrease) in net assets resulting from
operations	662,633,879	604,970,954	91,183,849	(43,114,120)	40,103,738	32,093,148
Distributions to shareholders
From net investment income
Class 1	—	—	(3,297,434)	(11,930,315)	(3,132,764)	(6,064,893)
Class NAV	(75,823,905)	(42,820,065)	(21,923,355)	(61,767,584)	(20,253,810)	(36,664,442)
From net realized gain
Class 1	—	—	(4,574,820)	(9,652,563)	(1,746,674)	(1,185,065)
Class NAV	(77,841,756)	(2,142,972)	(30,495,108)	(48,056,049)	(10,831,069)	(6,883,096)
Total distributions	(153,665,661)	(44,963,037)	(60,290,717)	(131,406,511)	(35,964,317)	(50,797,496)
From fund share transactions	436,862,007	722,012,254	(77,178,481)	312,065,582	(24,788,229)	56,215,568
Total increase (decrease)	945,830,225	1,282,020,171	(46,285,349)	137,544,951	(20,648,808)	37,511,220

Net assets

Beginning of period	4,417,216,428	3,135,196,257	2,581,069,117	2,443,524,166	696,687,913	659,176,693
End of period	$5,363,046,653	$4,417,216,428	$2,534,783,768	$2,581,069,117	$676,039,105	$696,687,913

Undistributed net investment income (loss)	$14,498,164	$49,380,268	$2,972,485	$10,528,909	$5,272,267	$9,071,486

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Statements of changes in net assets

	Value Fund
	Six months
	ended
	2/28/14	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/13

From operations
Net investment income (loss)	$1,105,316	$1,483,581
Net realized gain (loss)	7,833,989	19,201,299
Change in net unrealized appreciation (depreciation)	40,448,434	12,286,125
Increase (decrease) in net assets resulting from
operations	49,387,739	32,971,005
Distributions to shareholders
From net investment income
Class NAV	(1,764,310)	(1,794,249)
From net realized gain
Class NAV	(20,903,448)	(17,200,764)
Total distributions	(22,667,758)	(18,995,013)
From fund share transactions	71,991,942	148,435,924
Total increase (decrease)	98,711,923	162,411,916

Net assets

Beginning of period	307,532,227	145,120,311
End of period	$406,244,150	$307,532,227

Undistributed net investment income (loss)	$162,134	$821,128

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Active Bond Fund
CLASS 1

02-28-2014[3]	10.08	0.18	0.26	0.44	(0.21)	(0.05)	—	(0.26)	10.26	4.41[4]	0.68[5]	0.67[5]	3.58[5]	82	52
08-31-2013	10.48	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68	0.68	3.21	72	96
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	0.71	0.71	6.10	33	90

CLASS NAV

02-28-2014[3]	10.07	0.18	0.26	0.44	(0.21)	(0.05)	—	(0.26)	10.25	4.44[4]	0.63[5]	0.62[5]	3.61[5]	1,644	52
08-31-2013	10.47	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63	0.63	3.26	1,720	96
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	0.66	0.66	6.15	540	90

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

All Cap Core Fund
CLASS NAV

02-28-2014[3]	11.66	0.07	1.70	1.77	(0.15)	—	—	(0.15)	13.28	15.24[4]	0.81[5]	0.80[5]	1.05[5]	657	120
08-31-2013	9.68	0.15	1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19	0.82	0.81	1.38	569	173
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—	—	(0.13)	7.21	(20.07)	0.83	0.83	1.52	472	186

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund
CLASS NAV

02-28-2014[3]	12.67	0.03	2.16	2.19	(0.07)	(1.63)	—	(1.70)	13.16	17.93[4]	1.02[5]	0.98[5]	0.41[5]	1,751	54
08-31-2013	10.66	0.09	2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01	1.00	0.76	1,415	130
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01	1.01	0.59	1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01	1.04	1.04	0.28	1,113	171
08-31-2009[6]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4]	1.08[5]	1.08[5]	0.42[5]	671	202[7]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08. 7. Portfolio turnover is shown for the period from 9-1-08 to 8-31-09.

Asia Pacific Total Return Bond Fund
CLASS NAV

02-28-2014[3]	9.25	0.14	0.22	0.36	(0.33)	(0.02)	—	(0.35)	9.26	3.97[4]	0.87[5]	0.86[5]	3.12[5]	426	16
08-31-2013[6]	10.00	0.16	(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[4]	0.89[5]	0.86[5]	2.64[5]	404	7

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 1-16-13 (commencement of operations) to 8-31-13.

Blue Chip Growth Fund
CLASS 1

02-28-2014[3]	28.74	(0.01)	6.97	6.96	—	(0.77)	—	(0.77)	34.93	24.32[4]	0.86[5]	0.82[5]	(0.07)[5]	884	14
08-31-2013	24.09	0.05	4.66	4.71	(0.06)	—	—	(0.06)	28.74	19.62	0.86	0.83	0.18	696	33
08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01	4.31	4.32	—[6]	—	—	—[6]	20.63	26.51	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[6]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)	0.90	0.87	0.19	153	59

CLASS NAV

02-28-2014[3]	28.72	—[6]	6.96	6.96	—	(0.77)	—	(0.77)	34.91	24.34[4]	0.81[5]	0.77[5]	(0.02)[5]	1,765	14
08-31-2013	24.07	0.06	4.67	4.73	(0.08)	—	—	(0.08)	28.72	19.69	0.81	0.78	0.24	1,551	33
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)	0.85	0.82	0.25	1,262	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Capital Appreciation Fund
CLASS 1

02-28-2014[3]	15.07	(0.01)	3.75	3.74	(0.01)	(0.95)	—	(0.96)	17.85	25.23[4]	0.78[5]	0.78[5]	(0.08)[5]	609	21
08-31-2013	12.87	0.04	2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79	0.78	0.27	507	44
08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27	0.79	0.79	0.19	321	73

CLASS NAV

02-28-2014[3]	15.08	—[6]	3.76	3.76	(0.02)	(0.95)	—	(0.97)	17.87	25.34[4]	0.73[5]	0.73[5]	(0.03)[5]	1,629	21
08-31-2013	12.89	0.05	2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74	0.73	0.33	1,406	44
08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31	0.74	0.74	0.20	1,194	73

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Capital Appreciation Value Fund
CLASS NAV

02-28-2014[3]	12.41	0.08	1.28	1.36	(0.18)	(1.57)	—	(1.75)	12.02	11.38[4]	0.84[5]	0.80[5]	1.60[5]	1,856	40
08-31-2013	11.22	0.14	1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37	0.84	0.80	1.21	1,770	83
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	0.86	0.83	1.48	1,953	84
08-31-2011[6]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]	0.92[5]	0.88[5]	1.23[5]	433	44

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 1-6-11.

Core Bond Fund
CLASS 1

02-28-2014[3]	12.60	0.10	0.32	0.42	(0.15)	(0.05)	—	(0.20)	12.82	3.37[4]	0.68[5]	0.67[5]	1.65[5]	84	166
08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)	0.67	0.67	1.46	84	346
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	0.76	0.76	4.20	10	571

CLASS NAV

02-28-2014[3]	12.58	0.11	0.33	0.44	(0.16)	(0.05)	—	(0.21)	12.81	3.48[4]	0.63[5]	0.62[5]	1.70[5]	462	166
08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)	0.62	0.62	1.50	456	346
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	0.71	0.71	4.29	411	571

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Core Diversified Growth & Income Portfolio
CLASS 1

02-28-2014[3]	10.59	0.12[4]	1.07	1.19	(0.17)	(0.07)	—	(0.24)	11.54	11.31[5]	0.23[6]	0.13[6,7]	2.10[4,6]	44	6
08-31-2013	10.15	0.15[4]	0.99	1.14	(0.16)	(0.54)	—	(0.70)	10.59	11.91	0.23	0.12[7]	1.47[4]	39	11
08-31-2012	9.41	0.17[4]	0.81	0.98	(0.21)	(0.03)	—	(0.24)	10.15	10.66	0.26	0.12[7]	1.75[4]	33	58
08-31-2011	8.84	0.20[4]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04	0.29	0.12[7]	2.06[4]	28	14
08-31-2010	8.50	0.20[4]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62	0.30	0.11[7]	2.24[4]	23	58
08-31-2009	9.75	0.25[4]	(1.39)[8]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)	1.04	0.06[7]	3.08[4]	12	6

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.31% – 0.62%, 0.31% – 0.63%, 0.33% – 0.63%, 0.34%
– 0.56%, 0.48% – 1.17% and 0.49% – 1.31% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Core Fundamental Holdings Portfolio
CLASS 1

02-28-2014[3]	10.27	0.11[4]	0.90	1.01	(0.16)	(0.15)	—	(0.31)	10.97	9.88[5]	0.41[6]	0.13[6,7]	2.01[4,6]	17	9
08-31-2013	9.94	0.15[4]	0.77	0.92	(0.15)	(0.44)	—	(0.59)	10.27	9.66	0.39	0.12[7]	1.46[4]	16	20
08-31-2012	9.45	0.16[4]	0.68	0.84	(0.23)	(0.12)	—	(0.35)	9.94	9.12	0.45	0.12[7]	1.72[4]	15	49
08-31-2011	9.09	0.21[4]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85	0.44	0.12[7]	2.18[4]	12	30
08-31-2010	8.77	0.22[4]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83	0.47	0.11[7]	2.44[4]	12	69
08-31-2009	9.78	0.26[4]	(1.13)[8]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)	1.42	0.06[7]	3.12[4]	8	17

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.31% – 0.62%, 0.31% – 0.63%, 0.33% – 0.63%,
0.34% – 0.56%, 0.35% – 0.56% and 0.37% – 0.51% for the periods ended 2-28-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10, and 8-31-09, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Core Global Diversification Portfolio
CLASS 1

02-28-2014[3]	9.98	0.10[4]	0.96	1.06	(0.18)	(0.18)	—	(0.36)	10.68	10.71[5]	0.24[6]	0.13[6,7]	1.95[4,6]	39	10
08-31-2013	9.47	0.16[4]	0.71	0.87	(0.15)	(0.21)	—	(0.36)	9.98	9.35	0.23	0.12[7]	1.65[4]	36	30
08-31-2012	9.26	0.17[4]	0.32	0.49	(0.23)	(0.05)	—	(0.28)	9.47	5.58	0.25	0.12[7]	1.89[4]	34	53
08-31-2011	8.90	0.21[4]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20	0.25	0.12[7]	2.18[4]	30	17
08-31-2010	8.54	0.20[4]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91	0.33	0.11[7]	2.26[4]	24	60
08-31-2009	9.51	0.26[4]	(1.07)[8]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)	1.55	0.06[7]	3.33[4]	8	11

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10% – 0.62%, 0.10% – 0.63%, 0.33% – 0.63%,
0.34% – 0.56%, 0.35% – 0.56% and 0.37% – 0.79% for the periods ended 2-31-14, 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Equity-Income Fund
CLASS 1

02-28-2014[3]	18.53	0.20	1.91	2.11	(0.45)	(0.13)	—	(0.58)	20.06	11.41[4]	0.86[5]	0.83[5]	2.02[5]	365	7
08-31-2013	15.59	0.32	2.94	3.26	(0.32)	—	—	(0.32)	18.53	21.20	0.86	0.83	1.82	339	14
08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)	0.91	0.88	2.73	139	46

CLASS NAV

02-28-2014[3]	18.52	0.20	1.91	2.11	(0.46)	(0.13)	—	(0.59)	20.04	11.41[4]	0.81[5]	0.78[5]	2.09[5]	1,410	7
08-31-2013	15.57	0.32	2.95	3.27	(0.32)	—	—	(0.32)	18.52	21.33	0.81	0.78	1.87	1,226	14
08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)	0.86	0.83	2.77	633	46

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Fundamental Global Franchise Fund
CLASS A

02-28-2014[3]	12.11	—[4]	1.32	1.32	(0.08)	(0.59)	—	(0.67)	12.76	10.88[5,6]	1.34[7]	1.34[7]	0.14[7]	—[8]	7
08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21[5]	1.38	1.38	0.64	—[8]	26
08-31-2012[9]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[5,6]	1.48[7]	1.48[7]	0.33[7]	—[8]	2

CLASS I

02-28-2014[3]	12.14	0.03	1.31	1.34	(0.11)	(0.59)	—	(0.70)	12.78	11.08[6]	1.03[7]	1.02[7]	0.47[7]	—[8]	7
08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75	1.00	1.00	1.14	—[8]	26
08-31-2012[9]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[6]	1.10[7]	1.10[7]	0.71[7]	—[8]	2

CLASS NAV

02-28-2014[3]	12.15	0.04	1.32	1.36	(0.13)	(0.59)	—	(0.72)	12.79	11.19[6]	0.90[7]	0.89[7]	0.59[7]	432	7
08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76	0.90	0.90	1.11	408	26
08-31-2012[9]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60[6]	0.99[7]	0.99[7]	0.95[7]	371	2

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Less than $0.005 per share. 5. Does not reflect the effect of sales charges, if any. 6. Not annualized. 7. Annualized. 8. Less than $500,000. 9. The inception date for Class A, Class I and Class NAV shares is 6-29-12.

Fundamental Value Fund
CLASS NAV

02-28-2014[3]	18.75	0.06	2.72	2.78	(0.15)	—	—	(0.15)	21.38	14.85[4]	0.80[5]	0.79[5]	0.64[5]	1,093	9
08-31-2013	15.70	0.24	3.06	3.30	(0.25)	—	—	(0.25)	18.75	21.29	0.80	0.79	1.38	972	9
08-31-2012	14.31	0.15	1.37	1.52	(0.13)	—	—	(0.13)	15.70	10.67	0.79	0.79	1.03	1,049	14
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	0.81	0.81	1.19	1,299	36

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Global Bond Fund
CLASS 1

02-28-2014[3]	11.84	0.12	0.35	0.47	—	—	—	—	12.31	3.97[4]	0.88[5]	0.88[5]	1.96[5]	69	71
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86	0.86	2.00	74	85
08-31-2012[6]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	0.87	0.87	3.98	59	448

CLASS NAV

02-28-2014[3]	11.82	0.12	0.35	0.47	—	—	—	—	12.29	3.98[4]	0.83[5]	0.83[5]	2.01[5]	522	71
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81	0.81	2.04	511	85
08-31-2012[6]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	0.82	0.82	4.00	586	448

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the
fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Global Equity Fund
CLASS A

02-28-2014[3]	9.94	0.12	1.09	1.21	(0.06)	(0.05)	—	(0.11)	11.04	12.21[4,5]	1.37[6]	1.33[6]	2.21[6]	—[7]	28
08-31-2013[8]	10.00	0.04	(0.10)	(0.06)	—	—	—	—	9.94	(0.60)[4,5]	1.48[6]	1.24[6]	1.35[6]	—[7]	8

CLASS I

02-28-2014[3]	9.95	0.13	1.09	1.22	(0.07)	(0.05)	—	(0.12)	11.05	12.34[4]	1.06[6]	1.05[6]	2.50[6]	1	28
08-31-2013[8]	10.00	0.08	(0.13)	(0.05)	—	—	—	—	9.95	(0.50)[4]	1.03[6]	1.12[6]	3.06[6]	1	8

CLASS NAV

02-28-2014[3]	9.95	0.14	1.10	1.24	(0.09)	(0.05)	—	(0.14)	11.05	12.45[4]	0.93[6]	0.93[6]	2.66[6]	389	28
08-31-2013[8]	10.00	0.05	(0.10)	(0.05)	—	—	—	—	9.95	(0.50)[4]	1.03[6]	1.02[6]	1.59[6]	329	8

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Does not reflect the effect of sales charges, if any. 6. Annualized. 7. Less than $500,000. 8. The inception date for Class A, Class I and Class
NAV shares is 5-16-2013.

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Global Real Estate Fund
CLASS NAV

02-28-2014[3]	8.15	0.08	0.66	0.74	(0.34)	—	—	(0.34)	8.55	9.22[4]	1.01[5]	1.00[5]	1.97[5]	329	45
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00	0.99	1.79	294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	1.09	1.09	3.30	271	118

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Health Sciences Fund
CLASS NAV

02-28-2014[3]	17.77	(0.05)	4.83	4.78	—	(3.45)	—	(3.45)	19.10	29.47[4]	1.08[5]	1.02[5]	(0.51)[5]	613	37
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08	1.03	(0.39)	545	42
08-31-2012[6]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00[4]	1.12[5]	1.06[5]	(0.45)[5]	476	25

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-30-11.

High Yield Fund
CLASS 1

02-28-2014[3]	9.31	0.31	0.34	0.65	(0.34)	—	—	(0.34)	9.62	7.12[4]	0.76[5]	0.75[5]	6.64[5]	487	36
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76	0.76	7.12	453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	0.76	0.76	11.73	60	73

CLASS NAV

02-28-2014[3]	9.23	0.31	0.33	0.64	(0.34)	—	—	(0.34)	9.53	7.09[4]	0.71[5]	0.70[5]	6.68[5]	648	36
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71	0.71	7.18	646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	0.71	0.71	12.18	906	73

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

International Growth Opportunities Fund
CLASS NAV

02-28-2014[3]	12.21	0.01	2.11	2.12	(0.11)	(0.16)	—	(0.27)	14.06	17.43[4]	0.95[5]	0.95[5]	0.09[5]	819	5
08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98	0.98	1.04	616	16
08-31-2012[6]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70[4]	1.08[5]	1.08[5]	0.77[5]	491	1

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 7-19-12.

International Growth Stock Fund
CLASS NAV

02-28-2014[3]	12.14	0.04	1.54	1.58	(0.21)	—	—	(0.21)	13.51	13.07[4]	0.91[5]	0.91[5]	0.67[5]	707	13
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92	0.92	1.37	631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—[6]	—	(0.12)	10.89	3.87	0.96	0.96	1.43	428	30
08-31-2011[7]	10.00	0.19	0.43	0.62	(0.01)	—[6]	—	(0.01)	10.61	6.21[4]	0.99[5]	0.99[5]	1.79[5]	278	27

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. The inception date for class NAV shares is 9-16-10.

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

International Small Cap Fund
CLASS 1

02-28-2014[3]	16.87	(0.01)	2.55	2.54	(0.27)	—	—	(0.27)	19.14	15.12[4]	1.13[5]	1.12[5]	(0.10)[5]	120	10
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19	1.18	1.52	109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49

CLASS NAV

02-28-2014[3]	16.86	—[6]	2.55	2.55	(0.28)	—	—	(0.28)	19.13	15.18[4]	1.08[5]	1.07[5]	(0.05)[5]	582	10
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14	1.13	1.55	512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

International Value Fund
CLASS 1

02-28-2014[3]	15.74	0.18	2.08	2.26	(0.26)	—	—	(0.26)	17.74	14.42[4]	0.97[5]	0.96[5]	2.14[5]	283	10
08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96	0.96	1.94	251	36
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)	0.98	0.96	2.69	294	26

CLASS NAV

02-28-2014[3]	15.70	0.19	2.07	2.26	(0.27)	—	—	(0.27)	17.69	14.44[4]	0.92[5]	0.91[5]	2.28[5]	1,801	10
08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91	0.91	2.00	1,462	36
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)	0.93	0.91	2.78	854	26

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Investment Quality Bond Fund
CLASS 1

02-28-2014[3]	12.24	0.15	0.31	0.46	(0.21)	(0.08)	—	(0.29)	12.41	3.84[4]	0.68[5]	0.68[5]	2.40[5]	58	52
08-31-2013	13.23	0.29	(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68	0.67	2.25	64	72
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—[6]	—	(0.35)	13.23	8.01	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	0.75	0.75	4.45	64	35

CLASS NAV

02-28-2014[3]	12.23	0.15	0.32	0.47	(0.22)	(0.08)	—	(0.30)	12.40	3.87[4]	0.63[5]	0.63[5]	2.46[5]	385	52
08-31-2013	13.22	0.30	(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)	0.63	0.62	2.31	386	72
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—[6]	—	(0.35)	13.22	8.16	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	0.70	0.70	4.47	122	35

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Lifestyle II Aggressive Portfolio
CLASS R6

02-28-2014[3]	10.00	—[4,5]	0.09	0.09	—	—	—	—	10.09	0.90[6]	72.38[7,8]	0.39[7,8]	(0.38)[7]	—[9]	—[10]

CLASS 1

02-28-2014[3]	10.00	(0.01)[4]	0.10	0.09	—	—	—	—	10.09	0.90[6]	50.98[7,8]	0.34[7,8]	(0.35)[7]	—[9]	—[10]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Annualized. 8. Ratios do not include the expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was a follows: 0.10% – 0.51% for the period ended 2-28-14. 9. Less than $500,000. 10. Less than 1%.

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Lifestyle II Balanced Portfolio
CLASS R6

02-28-2014[3]	10.00	—[4,5]	0.16	0.16	—	—	—	—	10.16	1.60[6]	71.79[7,8]	0.51[7,8]	0.41[5,7]	—[9]	1

CLASS 1

02-28-2014[3]	10.00	—[4,5]	0.16	0.16	—	—	—	—	10.16	1.60[6]	50.60[7,8]	0.46[7,8]	0.44[5,7]	—[9]	1

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 2-28-14. Unaudited. 4. Less than $0.005 per share. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Not annualized. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.10% – 0.65% based on the mix of underlying funds held by the portfolio for the period ended 2-28-14. 9. Less than $500,000.

Lifestyle II Conservative Portfolio
CLASS R6

02-28-2014[3]	10.00	0.02[4]	0.19	0.21	—	—	—	—	10.21	2.10[5]	71.25[6,7]	0.63[6,7]	1.05[4,6]	—[8]	—[9]

CLASS 1

02-28-2014[3]	10.00	0.02[4]	0.19	0.21	—	—	—	—	10.21	2.10[5]	50.26[6,7]	0.58[6,7]	1.08[4,6]	—[8]	—[9]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows 0.10% – 0.65% for the period ended 2-28-14. 8. Less than $500,000. 9. Less than 1%.

Lifestyle II Growth Portfolio
CLASS R6

02-28-2014[3]	10.00	—[4,5]	0.12	0.12	—	—	—	—	10.12	1.20[6]	72.12[7,8]	0.45[7,8]	0.01[5,7]	—[9]	—[10]

CLASS 1

02-28-2014[3]	10.00	—[4,5]	0.12	0.12	—	—	—	—	10.12	1.20[6]	50.80[7,8]	0.40[7,8]	0.04[5,7]	—[9]	—[10]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable period. 3. Period from 12-30-13
(commencement of operations) to 2-28-14. Unaudited. 4. Less than $0.005 per share. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows
0.10% – 0.65% for the period ended 2-28-14. 9. Less than $500,000. 10. Less than 1%.

Lifestyle II Moderate Portfolio
CLASS R6

02-28-2014[3]	10.00	0.01[4]	0.16	0.17	—	—	—	—	10.17	1.70[5]	71.56[6,7]	0.57[6,7]	0.78[4,6]	—[8]	1

CLASS 1

02-28-2014[3]	10.00	0.01[4]	0.17	0.18	—	—	—	—	10.18	1.80[5]	50.46[6,7]	0.52[6,7]	0.81[4,6]	—[8]	1

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 2-28-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.10% – 0.65% based on the mix of underlying funds held by the portfolio for the period ended 2-28-14.8. Less than $500,000.

Mid Cap Growth Index Fund
CLASS 1

02-28-2014[3]	14.84	(0.01)	2.97	2.96	—	(0.48)	—	(0.48)	17.32	20.15[4]	0.71[5]	0.65[5]	(0.07)[5]	69	29
08-31-2013	11.90	0.01	2.96	2.97	(0.03)	—	—	(0.03)	14.84	24.97	0.73	0.65	0.07	49	41
08-31-2012	11.12	0.01	0.95	0.96	(0.01)	(0.17)	—	(0.18)	11.90	8.77	0.71	0.64	0.10	37	31
08-31-2011	8.82	—[6]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30	0.66	0.65	—[7]	36	56
08-31-2010[8]	10.00	—[6]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4]	0.84[5]	0.65[5]	0.04[5]	—[9]	42

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%. 8. The inception date for Class 1 shares is 4-30-10. 9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Mid Cap Stock Fund
CLASS 1

02-28-2014[3]	21.40	(0.05)	3.98	3.93	—	(2.71)	—	(2.71)	22.62	19.30[4]	0.92[5]	0.91[5]	(0.47)[5]	385	54
08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.80	0.92	0.92	0.07	338	121
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	—	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)	0.94	0.94	0.01	266	159

CLASS NAV

02-28-2014[3]	21.49	(0.05)	4.00	3.95	—[6]	(2.71)	—	(2.71)	22.73	19.31[4]	0.87[5]	0.86[5]	(0.42)[5]	1,320	54
08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88	0.87	0.87	0.11	1,145	121
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—	—[6]	—	—[6]	13.64	9.40	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	—[6]	(4.46)	(4.46)	—	—[6]	—	—[6]	12.47	(26.30)	0.89	0.89	0.04	447	159

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Mid Cap Value Index Fund
CLASS 1

02-28-2014[3]	13.28	0.13	1.97	2.10	(0.22)	(0.69)	—	(0.91)	14.47	16.09[4]	0.73[5]	0.50[5]	1.83[5]	52	17
08-31-2013	11.09	0.23	2.36	2.59	(0.25)	(0.15)	—	(0.40)	13.28	23.97	0.74	0.61	1.82	45	29
08-31-2012	9.93	0.16	1.17	1.33	(0.17)	—	—	(0.17)	11.09	13.52	0.72	0.65	1.54	32	33
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28	0.66	0.65	1.51	29	41
08-31-2010[6]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[4]	0.83[5]	0.65[5]	1.51[7]	—[8]	39

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 shares is 4-30-10. 7. Assumes dividend reinvestment (if applicable). 8. Less than $500,000.

Mid Value Fund
CLASS NAV

02-28-2014[3]	14.94	0.07	2.31	2.38	(0.09)	(0.53)	—	(0.62)	16.70	16.02[4]	1.04[5]	0.98[5]	0.88[5]	1,044	20
08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04	0.99	1.08	789	35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[6]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	1.05	1.00	1.93[6]	391	50
08-31-2009[7]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[4]	1.10[5]	1.05[5]	0.64[5]	301	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share reflects a special dividend received by the fund which amounted to $0.18 and 1.35%, respectively. 7. The inception date for Class NAV Shares is 1-2-09.

Mutual Shares Fund
CLASS NAV

02-28-2014[3]	13.48	0.27	1.20	1.47	(0.23)	(0.97)	—	(1.20)	13.75	11.08[4]	0.99[5]	0.98[5]	3.95[5]	408	14
08-31-2013	11.47	0.23	2.05	2.28	(0.27)	—	—	(0.27)	13.48	20.29	0.98	0.98	1.81	386	32
08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92	1.03	1.02	1.80	375	42
08-31-2011[6]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59[4]	1.05[5]	1.05[5]	1.51[5]	449	33

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-16-10 (commencement of operations) to 8-31-11.

Real Estate Equity Fund
CLASS NAV

02-28-2014[3]	9.39	0.12	1.09	1.21	(0.15)	—	—	(0.15)	10.45	13.06[4]	0.93[5]	0.88[5]	2.48[5]	255	2
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93	0.88	1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)	0.93	0.90	3.81	209	75

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Real Estate Securities Fund
CLASS 1

02-28-2014[3]	13.41	0.21	1.26	1.47	(0.31)	(1.32)	—	(1.63)	13.25	12.18[4]	0.79[5]	0.78[5]	3.16[5]	497	44
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79	0.79	1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	0.84	0.84	3.30	75	119

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Real Return Bond Fund
CLASS 1

02-28-2014[3]	11.49	0.01	0.26	0.27	(0.10)	—	—	(0.10)	11.66	2.37[4]	0.80[5]	0.80[5]	0.16[5]	104	21
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82	0.82	1.99	122	44
08-31-2012[6]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	0.79	0.79	3.59	60	628

CLASS NAV

02-28-2014[3]	11.35	0.01	0.26	0.27	(0.10)	—	—	(0.10)	11.52	2.42[4]	0.75[5]	0.75[5]	0.16[5]	442	21
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77	0.77	2.08	434	44
08-31-2012[6]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	0.74	0.74	3.72	1,058	628

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the
fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Redwood Fund
CLASS A

02-28-2014[3]	11.28	(0.02)	0.09	0.07	—	—	—	—	11.35	0.62[4,5]	1.62[6]	1.62[6]	(1.13)[6]	—[7]	37[8]

CLASS I

02-28-2014[3]	11.28	(0.02)	0.10	0.08	—	—	—	—	11.36	0.71[4]	1.31[6]	1.30[6]	(0.82)[6]	—[7]	37[8]

CLASS R6

02-28-2014[3]	11.28	(0.01)	0.09	0.08	—	—	—	—	11.36	0.71[4]	1.20[6]	1.17[6]	(0.68)[6]	—[7]	37[8]

CLASS NAV

02-28-2014[9]	11.17	(0.03)	0.43	0.40	—	(0.21)	—	(0.21)	11.36	3.61[4]	1.15[6]	1.15[6]	(0.60)[6]	492	37
08-31-2013	10.78	0.04	0.58	0.62	(0.09)	(0.14)	—	(0.23)	11.17	5.85	1.14	1.14	0.34	458	74
08-31-2012[10]	10.00	0.04	0.77	0.81	(0.01)	(0.02)	—	(0.03)	10.78[4]	8.09	1.16[6]	1.16[6]	0.41[6]	428	95

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. The inception date for Class A, Class I and Class R6 shares is 12-30-13. Unaudited. 4. Not annualized. 5. Does not reflect the effect of sales. 6. Annualized. 7. Less than $500,000. 8. Portfolio turnover is shown for the period from 9-1-13 to 2-28-14. 9. Six months ended 2-28-14. Unaudited. 10. Period from 9-29-11 (commencement of operations) to 8-31-12.

Science & Technology Fund
CLASS NAV

02-28-2014[3]	11.23	(0.01)	2.65	2.64	(0.01)	(0.25)	—	(0.26)	13.61	23.69[4]	1.05[5]	1.01[5]	(0.19)[5]	1,006	48
08-31-2013[6]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30[4]	1.11[5]	1.07[5]	(0.09)[5]	873	45

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 2-14-13.

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Short Term Government Income Fund
CLASS NAV

02-28-2014[3]	9.79	0.08	0.01	0.09	(0.08)	—	—	(0.08)	9.80	0.95[4]	0.62[5]	0.62[5]	1.64[5]	237	32
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.62	0.63[6]	0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64	0.63	0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64	0.63[7]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	0.68	0.64	1.22	136	137
08-31-2009[8]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[4]	1.21[5]	0.65[5]	2.02[5]	25	177

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture which amounted to less than 0.02% of average net assets. See Note 5. 7. Includes the impact of expense recapture which amounted to less than 0.01% of average net assets. See Note 5. 8. The inception date for Class NAV shares is 1-2-09.

Small Cap Growth Fund
CLASS NAV

02-28-2014[3]	10.22	(0.04)	2.14	2.10	—	(1.10)	—	(1.10)	11.22	21.22[4]	1.11[5]	1.11[5]	(0.80)[5]	235	48
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12	1.12	(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12	1.12	(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32	1.13	1.13	(0.75)	149	143
08-31-2009[6]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]	1.18[5]	1.18[5]	(0.59)[5]	122	214

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-10-08.

Small Cap Opportunities Fund
CLASS 1

02-28-2014[3]	28.54	0.01	4.73	4.74	(0.06)	(2.90)	—	(2.96)	30.32	16.66[4]	1.11[5]	1.02[5]	0.06[5]	79	11
08-31-2013	22.72	0.11	6.22	6.33	(0.12)	(0.39)	—	(0.51)	28.54	28.31	1.11	1.02	0.41	68	22
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)	1.21	1.16	0.49	45	98

CLASS NAV

02-28-2014[3]	28.42	0.02	4.70	4.72	(0.07)	(2.90)	—	(2.97)	30.17	16.67[4]	1.06[5]	0.97[5]	0.11[5]	124	11
08-31-2013	22.63	0.13	6.18	6.31	(0.13)	(0.39)	—	(0.52)	28.42	28.35	1.06	0.97	0.49	113	22
08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[6]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)	1.16	1.11	0.68	54	98

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Small Company Growth Fund
CLASS NAV

02-28-2014[3]	18.26	—[4]	3.78	3.78	—	(0.93)	—	(0.93)	21.11	20.96[5]	1.06[6]	1.06[6]	0.04[6]	196	12
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07	1.07	0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07	1.07	(0.44)	109	46
08-31-2010	9.51[6]	(0.03)	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09	1.11	1.11	(0.31)[7]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	1.13	1.13	(0.24)	122	58

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.02 and 0.22%, respectively.

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Small Company Value Fund
CLASS 1

02-28-2014[3]	32.79	0.07	5.11	5.18	(0.05)	(0.19)	—	(0.24)	37.73	15.80[4]	1.12[5]	1.06[5]	0.38[5]	125	7
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51	1.13	1.07	0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)	1.13	1.08	0.77	101	23

CLASS NAV

02-28-2014[3]	32.77	0.08	5.11	5.19	(0.07)	(0.19)	—	(0.26)	37.70	15.83[4]	1.07[5]	1.01[5]	0.43[5]	307	7
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58	1.08	1.02	1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)	1.08	1.03	0.84	262	23

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Spectrum Income Fund
CLASS NAV

02-28-2014[3]	10.89	0.17	0.41	0.58	(0.18)	(0.28)	—	(0.46)	11.01	5.44[4]	0.79[5]	0.76[5]	3.19[5]	1,071	31
08-31-2013	11.06	0.35	(0.12)	0.23	(0.39)	(0.01)	—	(0.40)	10.89	2.05	0.79	0.76	3.11	1,033	69
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85	0.83	0.81	5.27	901	73

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Strategic Equity Allocation Fund
CLASS NAV

02-28-2014[3]	11.82	0.11	1.61	1.72	(0.20)	(0.20)	—	(0.40)	13.14	14.65[4]	0.65[5]	0.51[5]	1.68[5]	5,363	6
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28	0.66	0.50	1.84	4,417	10
08-31-2012[6]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10[4]	0.68[5]	0.51[5]	1.93[5]	3,135	6

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 4-13-12.

Total Return Fund
CLASS 1

02-28-2014[3]	13.72	0.09	0.40	0.49	(0.13)	(0.19)	—	(0.32)	13.89	3.62[4]	0.77[5]	0.75[5]	1.33[5]	330	56
08-31-2013	14.70	0.22	(0.45)	(0.23)	(0.42)	(0.33)	—	(0.75)	13.72	(1.67)	0.79	0.78	1.56	355	205
08-31-2012[6]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	0.78	0.78	3.81	234	289

CLASS NAV

02-28-2014[3]	13.68	0.09	0.39	0.48	(0.13)	(0.19)	—	(0.32)	13.84	3.58[4]	0.72[5]	0.70[5]	1.39[5]	2,205	56
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74	0.73	1.61	2,226	205
08-31-2012[6]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	0.73	0.73	3.91	1,547	289

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the
fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

U.S. High Yield Bond Fund
CLASS 1

02-28-2014[3]	12.49	0.36	0.38	0.74	(0.44)	(0.24)	—	(0.68)	12.55	6.09[4]	0.82[5]	0.81[5]	5.79[5]	93	29
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78	0.81	0.81	5.95	92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	0.82	0.82	9.59	34	48

CLASS NAV

02-28-2014[3]	12.48	0.36	0.38	0.74	(0.44)	(0.24)	—	(0.68)	12.54	6.12[4]	0.77[5]	0.76[5]	5.84[5]	583	29
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84	0.76	0.76	6.00	605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	0.77	0.77	9.56	743	48

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

Value Fund
CLASS NAV

02-28-2014[3]	11.04	0.04	1.61	1.65	(0.06)	(0.65)	—	(0.71)	11.98	15.09[4]	0.74[5]	0.73[5]	0.60[5]	406	20
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46	0.78	0.77	0.88	308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	0.87	0.87	1.24	122	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended
2-28-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Notes to financial statements

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), forty-nine of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifestyle, Lifestyle II, Retirement Choices, Retirement Choices II, Retirement Living and Retirement Living II portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, state registration fees, printing and postage and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Effective January 1, 2014, Asia Total Return Bond Fund changed its name to Asia Pacific Total Return Bond Fund.

Effective December 30, 2013, Lifestyle Aggressive II Portfolio, Lifestyle Balanced II Portfolio, Lifestyle Conservative II Portfolio, Lifestyle Growth II Portfolio and Lifestyle Moderate II Portfolio commenced operations.

On December 18, 2013, the Board of Trustees approved a plan of liquidation for the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Mid Cap Growth Index Fund and Mid Cap Value Index Fund (collectively, the liquidating funds). On or about April 11, 2014, the funds distributed its remaining net assets to shareholders and all outstanding shares were redeemed and cancelled.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

The liquidating funds have adopted a liquidation basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Under the liquidation basis of accounting, assets are stated at their estimated net realizable values, and liabilities are stated at their anticipated settlement amounts. Fund assets and liabilities historically were carried at values that approximated fair value. Accordingly, the use of the liquidation basis of accounting is substantially similar to the basis of accounting that the liquidating funds have applied prior to the use of the liquidation basis of accounting.

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level1includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

270

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For the International Growth Stock Fund, securities with market value of approximately $8,224,327 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant unobservable inputs.

For the Science & Technology Fund, securities with market value of approximately $15,098,805 at the beginning of the year were transferred from Level 1 to Level 3 during the period since quoted prices in active markets for identical securities were no longer available and the securities were valued using significant unobservable inputs, as described above.

As of February 28, 2014, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund and Redwood Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short-term discount notes which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of February 28, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$406,043,882	—	$406,043,882	—
Foreign Government Obligations	2,243,653	—	2,243,653	—
Corporate Bonds	792,440,102	—	792,411,664	$28,438
Capital Preferred Securities	18,064,375	—	18,064,375	—
Convertible Bonds	585,817	—	585,817	—
Term Loans	6,820,290	—	6,820,290	—
Municipal Bonds	762,572	—	762,572	—
Collateralized Mortgage Obligations	354,173,138	—	353,988,545	184,593
Asset Backed Securities	79,914,599	—	79,914,599	—
Common Stocks	4,279	$4,267	12	—
Preferred Securities	7,045,311	5,037,733	2,007,578	—
Escrow Certificates	266,000	—	266,000	—
Securities Lending Collateral	1,750,850	1,750,850	—	—
Short-Term Investments	110,170,384	102,837,384	7,333,000	—

Total Investments in Securities	$1,780,285,252	$109,630,234	$1,670,441,987	$213,031

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$332,612,392	$303,536,523	$29,075,869	—
Consumer Staples	77,505,716	50,937,824	26,567,892	—
Energy	128,671,840	114,517,861	14,153,979	—
Financials	160,451,960	150,759,707	9,692,253	—
Health Care	311,529,968	272,583,393	38,946,575	—
Industrials	258,950,283	226,675,675	32,274,608	—
Information Technology	340,467,757	309,699,406	30,768,351	—
Materials	71,215,671	62,834,657	8,381,014	—
Telecommunication Services	9,237,929	6,577,935	2,659,994	—
Utilities	12,552,501	12,552,501	—	—
Preferred Securities	1,257,214	443,008	—	$814,206
Warrants	1,969,430	153,983	1,815,447	—
Securities Lending Collateral	127,309,421	127,309,421	—	—
Short-Term Investments	47,700,000	—	47,700,000	—

Total Investments in Securities	$1,881,432,082	$1,638,581,894	$242,035,982	$814,206

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$705,814,051	$696,122,037	$9,692,014	—
Consumer Staples	65,763,551	65,763,551	—	—
Energy	115,113,527	115,113,527	—	—
Financials	163,592,882	163,592,882	—	—
Health Care	445,862,059	445,862,059	—	—
Industrials	361,569,142	361,569,142	—	—

271

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Blue Chip Growth Fund (continued)

Information Technology	$616,238,312	$583,599,893	$32,638,419	—
Materials	108,524,955	108,524,955	—	—
Telecommunication Services	52,546,954	47,469,473	5,077,481	—
Securities Lending Collateral	61,122,017	61,122,017	—	—
Short-Term Investments	11,175,941	11,175,941	—	—

Total Investments in Securities	$2,707,323,391	$2,659,915,477	$47,407,914	—

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$610,480,053	$551,542,463	$58,937,590	—
Consumer Staples	123,888,525	123,888,525	—	—
Energy	82,044,388	82,044,388	—	—
Financials	48,136,281	48,136,281	—	—
Health Care	487,533,952	487,533,952	—	—
Industrials	173,353,979	173,353,979	—	—
Information Technology	628,997,660	628,997,660	—	—
Materials	43,054,787	43,054,787	—	—
Telecommunication Services	25,309,552	25,309,552	—	—
Securities Lending Collateral	109,093,005	109,093,005	—	—
Short-Term Investments	6,392,000	—	6,392,000	—

Total Investments in Securities	$2,338,284,182	$2,272,954,592	$65,329,590	—

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$173,027,421	$173,027,421	—	—
Consumer Staples	134,826,666	112,153,527	$22,673,139	—
Energy	34,860,602	34,860,602	—	—
Financials	224,256,266	224,256,266	—	—
Health Care	185,056,204	185,056,204	—	—
Industrials	172,246,515	172,246,515	—	—
Information Technology	126,326,066	126,326,066	—	—
Materials	6,737,500	6,737,500	—	—
Telecommunication Services	34,808,247	34,808,247	—	—
Utilities	101,738,800	101,738,800	—	—
Preferred Securities
Financials	3,724,800	3,724,800	—	—
Utilities	3,185,211	3,185,211	—	—
Corporate Bonds
Consumer Discretionary	57,581,655	—	57,581,655	—
Consumer Staples	22,624,950	—	22,624,950	—
Energy	74,217,467	—	74,217,467	—
Financials	36,176,294	—	36,176,294	—
Health Care	4,560,669	—	4,560,669	—
Industrials	37,333,042	—	37,333,042	—
Information Technology	6,661,125	—	6,661,125	—
Materials	816,103	—	816,103	—
Telecommunication Services	43,999,192	—	43,999,192	—
Utilities	8,118,577	—	8,118,577	—
Convertible Bonds	3,169,325	—	3,169,325	—
Term Loans
Consumer Discretionary	16,187,330	—	16,187,330	—
Consumer Staples	30,122,094	—	30,122,094	—
Energy	1,121,233	—	1,121,233	—
Health Care	2,483,695	—	2,483,695	—
Telecommunication Services	56,443,779	—	56,443,779	—
Asset Backed Securities	13,406,564	—	13,406,564	—
U.S. Government & Agency Obligations	109,146,420	—	109,146,420	—
Securities Lending Collateral	2,482,600	2,482,600	—	—
Short-Term Investments	142,584,450	142,584,450	—	—

Total Investments in Securities	$1,870,030,862	$1,323,188,209	$546,842,653	—
Other Financial Instruments:
Written Options	($2,593,689)	($694,220)	($1,899,469)	—

272

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Core Bond Fund

U.S. Government & Agency Obligations	$310,510,747	—	$310,510,747	—
Foreign Government Obligations	12,173,049	—	12,173,049	—
Corporate Bonds	122,357,985	—	122,357,985	—
Municipal Bonds	5,717,716	—	5,717,716	—
Collateralized Mortgage Obligations	60,956,906	—	60,956,906	—
Asset Backed Securities	76,618,067	—	76,618,067	—
Common Stocks	485	$485	—	—
Short-Term Investments	21,437,665	21,437,665	—	—

Total Investments in Securities	$609,772,620	$21,438,150	$588,334,470	—

Equity-Income Fund

Common Stocks
Consumer Discretionary	$184,877,606	$184,877,606	—	—
Consumer Staples	86,475,818	86,475,818	—	—
Energy	248,612,652	245,140,745	$3,471,907	—
Financials	344,538,261	344,538,261	—	—
Health Care	110,717,142	101,059,954	9,657,188	—
Industrials	263,284,022	263,284,022	—	—
Information Technology	170,112,645	156,216,895	—	$13,895,750
Materials	86,701,664	86,701,664	—	—
Telecommunication Services	57,928,322	48,171,816	9,756,506	—
Utilities	93,219,863	93,219,863	—	—
Preferred Securities	871,360	871,360	—	—
Securities Lending Collateral	100,713,997	100,713,997	—	—
Short-Term Investments	120,289,709	120,289,709	—	—

Total Investments in Securities	$1,868,343,061	$1,831,561,710	$22,885,601	$13,895,750

Fundamental Global Franchise Fund

Common Stocks
Belgium	$19,185,689	—	$19,185,689	—
France	23,979,637	—	23,979,637	—
Germany	27,680,019	—	27,680,019	—
Ireland	10,808,872	—	10,808,872	—
Netherlands	22,571,409	—	22,571,409	—
Switzerland	23,576,306	—	23,576,306	—
United Kingdom	78,258,119	—	78,258,119	—
United States	208,504,778	$208,504,778	—	—
Short-Term Investments	2,664,000	—	2,664,000	—

Total Investments in Securities	$417,228,829	$208,504,778	$208,724,051	—

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$151,118,101	$145,626,490	$5,491,611	—
Consumer Staples	118,062,630	105,962,326	12,100,304	—
Energy	82,006,194	82,006,194	—	—
Financials	359,843,105	324,189,392	35,653,713	—
Health Care	79,025,685	79,025,685	—	—
Industrials	47,229,307	20,665,553	26,563,754	—
Information Technology	141,621,326	141,621,326	—	—
Materials	65,455,791	55,103,061	10,352,730	—
Corporate Bonds	271,570	—	271,570	—
Securities Lending Collateral	21,549,755	21,549,755	—	—
Short-Term Investments	47,577,715	—	47,577,715	—

Total Investments in Securities	$1,113,761,179	$975,749,782	$138,011,397	—

Global Bond Fund

Foreign Government Obligations	$245,350,548	—	$245,350,548	—
Corporate Bonds	138,421,820	—	138,421,820	—
U.S. Government & Agency Obligations	32,804,204	—	32,804,204	—
Collateralized Mortgage Obligations	87,162,363	—	87,162,363	—
Asset Backed Securities	6,590,650	—	6,590,650	—
Common Stocks	47,617	$47,617	—	—
Preferred Securities	146,940	146,940	—	—
Purchased Options	902,826	—	902,826	—

273

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Global Bond Fund (continued)

Escrow Shares	$1,887,750	—	$1,887,750	—
Short-Term Investments	71,136,116	—	71,136,116	—

Total Investments in Securities	$584,450,834	$194,557	$584,256,277	—
Sale Commitments Outstanding	($1,044,805)	—	($1,044,805)	—
Other Financial Instruments:
Futures	($21,952)	($21,952)	—	—
Forward Foreign Currency Contracts	($399,662)	—	($399,662)	—
Written Options	($1,536,029)	($84,450)	($1,451,579)	—
Interest Rate Swaps	($206,952)	—	($206,952)	—
Credit Default Swaps	($665,414)	—	($665,414)	—

Global Equity Fund

Common Stocks
Australia	$5,524,018	—	$5,524,018	—
Belgium	3,979,699	—	3,979,699	—
Bermuda	4,079,156	—	4,079,156	—
France	20,057,351	—	20,057,351	—
Germany	5,826,333	—	5,826,333	—
Hong Kong	5,835,554	—	5,835,554	—
Ireland	20,921,036	$20,921,036	—	—
Italy	7,716,850	—	7,716,850	—
Japan	16,563,506	—	16,563,506	—
Luxembourg	7,717,013	—	7,717,013	—
Netherlands	9,963,141	—	9,963,141	—
Singapore	3,686,403	—	3,686,403	—
Switzerland	25,590,574	5,471,294	20,119,280	—
United Kingdom	48,213,906	5,851,274	42,362,632	—
United States	190,780,894	184,991,604	5,789,290	—
Short-Term Investments	12,032,380	12,032,380	—	—

Total Investments in Securities	$388,487,814	$229,267,588	$159,220,226	—

Global Real Estate Fund

Common Stocks
Australia	$20,090,856	—	$20,090,856	—
Canada	11,690,334	$11,690,334	—	—
China	1,528,627	—	1,528,627	—
Finland	787,989	—	787,989	—
France	12,186,891	—	12,186,891	—
Germany	7,719,757	—	7,719,757	—
Guernsey, Channel Islands	175,828	—	175,828	—
Hong Kong	21,594,221	—	21,594,221	—
Ireland	782,768	—	782,768	—
Italy	560,795	—	560,795	—
Japan	42,306,328	—	42,306,328	—
Jersey, Channel Islands	1,829,659	—	1,829,659	—
Netherlands	3,031,651	—	3,031,651	—
Norway	1,500,988	—	1,500,988	—
Singapore	11,039,590	—	11,039,590	—
Spain	1,501,104	—	1,501,104	—
Sweden	1,852,585	—	1,852,585	—
Switzerland	2,315,800	—	2,315,800	—
United Kingdom	22,985,814	—	22,985,814	—
United States	160,459,931	160,459,931	—	—
Securities Lending Collateral	3,355,192	3,355,192	—	—
Short-Term Investments	2,250,000	—	2,250,000	—

Total Investments in Securities	$331,546,708	$175,505,457	$156,041,251	—

Health Sciences Fund

Common Stocks
Consumer Staples	$10,553,403	$9,357,141	$1,196,262	—
Health Care	565,684,299	534,317,347	31,282,332	$84,620
Industrials	10,729,175	10,729,175	—	—
Information Technology	4,526,865	4,526,865	—	—

274

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Health Sciences Fund (continued)

Preferred Securities
Health Care	$1,137,747	—	$996,240	$141,507
Information Technology	357,884	—	—	357,884
Convertible Bonds	305,750	—	305,750	—
Rights	6,324	$6,324	—	—
Short-Term Investments	13,648,239	13,648,239	—	—

Total Investments in Securities	$606,949,686	$572,585,091	$33,780,584	$584,011
Other Financial Instruments:
Written Options	($423,597)	($423,597)	—	—

High Yield Fund

Foreign Government Obligations	$11,229,883	—	$11,229,883	—
Corporate Bonds	1,032,699,247	—	1,027,607,917	$5,091,330
Capital Preferred Securities	5,680,214	—	5,680,214	—
Convertible Bonds	280,301	—	280,301	—
Term Loans	22,673,895	—	22,673,895	—
Common Stocks	18,354,405	$10,080,621	—	8,273,784
Preferred Securities	14,402,255	12,507,184	1,895,071	—
Warrants	270,375	—	270,375	—
Securities Lending Collateral	12,877,756	12,877,756	—	—
Short-Term Investments	11,269,318	11,269,318	—	—

Total Investments in Securities	$1,129,737,649	$46,734,879	$1,069,637,656	$13,365,114
Other Financial Instruments:
Futures	($222,578)	($222,578)	—	—
Forward Foreign Currency Contracts	($586,471)	—	($586,471)	—

International Growth Opportunities Fund

Common Stocks
Argentina	$5,719,482	$5,719,482	—	—
Australia	20,580,990	—	$20,580,990	—
Brazil	17,756,508	11,932,744	5,823,764	—
Chile	4,222,680	4,222,680	—	—
China	99,319,470	50,547,676	48,771,794	—
Denmark	32,871,312	—	32,871,312	—
France	38,089,584	—	38,089,584	—
Germany	21,407,859	—	21,407,859	—
Hong Kong	30,479,892	—	30,479,892	—
Ireland	5,396,978	—	5,396,978	—
Italy	44,521,958	—	44,521,958	—
Japan	83,320,067	—	83,320,067	—
Norway	9,043,790	—	9,043,790	—
Peru	9,820,830	9,820,830	—	—
Portugal	4,140,147	—	4,140,147	—
Russia	7,101,010	—	7,101,010	—
Singapore	2,564,050	—	2,564,050	—
South Korea	27,715,407	—	27,715,407	—
Spain	71,407,836	—	71,407,836	—
Sweden	84,898,674	—	84,898,674	—
Switzerland	54,342,314	—	54,342,314	—
Taiwan	5,652,643	—	5,652,643	—
Turkey	10,782,451	—	10,782,451	—
United Kingdom	110,121,814	—	110,121,814	—
Preferred Securities	9,437,185	—	9,437,185	—
Short-Term Investments	17,392,633	17,392,633	—	—

Total Investments in Securities	$828,107,564	$99,636,045	$728,471,519	—

International Growth Stock Fund

Common Stocks
Australia	$21,534,092	—	$21,534,092	—
Belgium	10,631,672	—	10,631,672	—
Brazil	20,485,308	$8,242,390	12,242,918	—
Canada	51,194,963	51,194,963	—	—
China	26,643,348	11,644,948	14,998,400	—
Denmark	19,135,959	—	19,135,959	—

275

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

International Growth Stock Fund (continued)

France	$34,576,840	—	$34,576,840	—
Germany	53,978,415	—	53,978,415	—
Hong Kong	32,829,169	—	32,829,169	—
Ireland	10,367,501	—	10,367,501	—
Israel	12,925,950	$12,925,950	—	—
Japan	40,947,228	—	40,947,228	—
Mexico	11,482,165	11,482,165	—	—
Netherlands	18,838,886	—	18,838,886	—
Singapore	31,644,510	13,767,615	17,876,895	—
South Korea	22,625,532	—	22,625,532	—
Spain	8,626,708	—	8,626,708	—
Sweden	18,048,014	—	18,048,014	—
Switzerland	72,168,889	—	72,168,889	—
Taiwan	12,196,290	—	12,196,290	—
Thailand	5,735,940	—	5,735,940	—
Turkey	6,075,236	—	6,075,236	—
United Kingdom	112,919,401	—	112,919,401	—
Preferred Securities	7,840,860	—	7,840,860	—
Short-Term Investments	41,367,261	$41,367,261	—	—

Total Investments in Securities	$704,820,137	$150,625,292	$554,194,845	—

International Small Cap Fund

Common Stocks
Austria	$5,714,177	—	$5,714,177	—
Bahamas	6,942,982	$6,942,982	—	—
Belgium	7,891,184	—	7,891,184	—
Brazil	3,034,848	—	3,034,848	—
Canada	57,187,708	57,187,708	—	—
China	22,050,784	—	22,050,784	—
Finland	30,696,227	—	30,696,227	—
France	14,847,835	—	14,847,835	—
Germany	39,404,573	—	39,404,573	—
Greece	4,190,901	—	4,190,901	—
Hong Kong	45,665,916	—	45,665,916	—
India	3,875,163	—	3,875,163	—
Italy	19,146,354	—	19,146,354	—
Japan	85,004,299	—	85,004,299	—
Luxembourg	3,787,711	—	3,787,711	—
Netherlands	45,763,427	—	45,763,427	—
Norway	9,927,748	—	9,927,748	—
Russia	3,399,303	—	3,399,303	—
Singapore	1,735,094	—	—	$1,735,094
South Korea	60,142,215	—	60,142,215	—
Spain	19,106,375	—	19,106,375	—
Sweden	3,569,541	—	3,569,541	—
Switzerland	33,906,400	12,336,034	21,570,366	—
Taiwan	36,137,887	—	36,137,887	—
Thailand	7,146,404	—	7,146,404	—
Turkey	2,017,973	—	2,017,973	—
United Kingdom	65,247,491	—	65,247,491	—
Preferred Securities	7,329,353	—	7,329,353	—
Exchanged-Traded Funds	10,832,796	10,832,796	—	—
Securities Lending Collateral	51,567,323	51,567,323	—	—
Short-Term Investments	32,000,000	—	32,000,000	—

Total Investments in Securities	$739,269,992	$138,866,843	$598,668,055	$1,735,094

International Value Fund

Common Stocks
Brazil	$12,226,372	$9,523,504	$2,702,868	—
Canada	111,396,544	111,396,544	—	—
China	68,810,948	5,164,690	63,646,258	—
Denmark	7,784,249	—	7,784,249	—
France	316,763,901	—	316,763,901	—
Germany	106,860,826	—	106,860,826	—
Hong Kong	46,047,115	—	46,047,115	—

276

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

International Value Fund (continued)

India	$14,458,071	—	$14,458,071	—
Ireland	18,337,648	—	18,337,648	—
Israel	14,619,167	$14,619,167	—	—
Italy	69,691,537	—	69,691,537	—
Japan	124,276,508	—	124,276,508	—
Netherlands	150,706,248	—	150,706,248	—
Norway	47,092,450	—	47,092,450	—
Russia	7,990,212	4,712,563	3,277,649	—
South Korea	194,853,669	42,130,169	152,723,500	—
Spain	27,594,869	—	27,594,869	—
Sweden	18,095,519	—	18,095,519	—
Switzerland	154,734,615	—	154,734,615	—
United Arab Emirates	4,120,820	—	4,120,820	—
United Kingdom	373,283,998	16,074,896	357,209,102	—
United States	53,639,561	41,782,810	11,856,751	—
Securities Lending Collateral	13,898,007	13,898,007	—	—
Short-Term Investments	131,000,000	—	131,000,000	—

Total Investments in Securities	$2,088,282,854	$259,302,350	$1,828,980,504	—

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$122,601,642	—	$122,601,642	—
Foreign Government Obligations	12,639,095	—	12,639,095	—
Corporate Bonds	210,311,490	—	210,311,490	—
Capital Preferred Securities	359,600	—	359,600	—
Municipal Bonds	13,707,793	—	13,707,793	—
Term Loans	27,451,740	—	27,451,740	—
Collateralized Mortgage Obligations	36,604,988	—	36,604,988	—
Asset Backed Securities	12,942,072	—	12,942,072	—
Preferred Securities	893,750	$893,750	—	—
Purchased Options	81,749	—	81,749	—
Securities Lending Collateral	409,247	409,247	—	—
Short-Term Investments	8,638,172	—	8,638,172	—

Total Investments in Securities	$446,641,338	$1,302,997	$445,338,341	—
Other Financial Instruments:
Futures	($39,422)	($39,422)	—	—
Forward Foreign Currency Contracts	($259,272)	—	($259,272)	—
Interest Rate Swaps	($369,441)	—	($369,441)	—
Credit Default Swaps	$2,165,680	—	$2,165,680	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$428,696,938	$412,806,133	$15,890,805	—
Consumer Staples	84,108,810	84,108,810	—	—
Energy	66,806,277	66,806,277	—	—
Financials	45,819,833	26,459,652	19,360,181	—
Health Care	282,986,235	266,985,763	16,000,472	—
Industrials	243,869,576	243,869,576	—	—
Information Technology	457,546,982	457,546,982	—	—
Materials	38,965,523	38,965,523	—	—
Preferred Securities	11,126,745	2,959,373	—	$8,167,372
Warrants	1,041,863	1,041,863	—	—
Securities Lending Collateral	140,487,901	140,487,901	—	—
Short-Term Investments	20,000,000	—	20,000,000	—

Total Investments in Securities	$1,821,456,683	$1,742,037,853	$71,251,458	$8,167,372

Mid Value Fund

Common Stocks
Consumer Discretionary	$102,699,767	$100,720,409	$1,979,358	—
Consumer Staples	89,399,171	89,399,171	—	—
Energy	92,641,944	92,641,944	—	—
Financials	276,807,585	268,559,962	1,435,223	$6,812,400
Health Care	74,171,050	74,171,050	—	—
Industrials	106,629,313	106,629,313	—	—
Information Technology	53,930,412	53,930,412	—	—

277

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Mid Value Fund (continued)

Materials	$88,529,473	$86,152,807	$2,376,666	—
Telecommunication Services	7,920,801	7,920,801	—	—
Utilities	83,176,429	83,176,429	—	—
Preferred Securities	291,361	291,361	—	—
Convertible Bonds
Financials	837,379	—	837,379	—
Industrials	3,493,814	—	3,493,814	—
Materials	2,557,701	—	2,557,701	—
Securities Lending Collateral	48,222,027	48,222,027	—	—
Short-Term Investments	63,247,048	63,247,048	—	—

Total Investments in Securities	$1,094,555,275	$1,075,062,734	$12,680,141	$6,812,400

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$36,835,969	$28,461,853	$8,374,116	—
Consumer Staples	48,729,891	32,312,255	16,417,636	—
Energy	46,347,289	33,392,281	12,955,008	—
Financials	69,456,792	57,257,630	12,199,162	—
Health Care	46,466,496	46,466,496	—	—
Industrials	15,670,808	8,250,019	7,420,789	—
Information Technology	42,468,193	39,731,899	2,736,294	—
Materials	19,709,440	13,834,732	5,874,708	—
Telecommunication Services	8,225,993	—	8,225,993	—
Utilities	6,004,168	4,627,638	1,376,530	—
Corporate Bonds
Consumer Discretionary	2,113,650	—	2,113,650	—
Energy	1,976,213	—	1,976,213	—
Financials	331,700	—	331,700	—
Industrials	2,323,575	—	2,323,575	—
Information Technology	4,359,478	—	4,359,478	—
Telecommunication Services	387,244	—	387,244	—
Utilities	1,325,250	—	1,325,250	—
Term Loans	14,825,435	—	14,825,435	—
Securities Lending Collateral	6,779,227	6,779,227	—	—
Short-Term Investments	21,997,395	—	21,997,395	—

Total Investments in Securities	$396,334,206	$271,114,030	$125,220,176	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($426,729)	—	($426,729)	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$509,558,063	—	$509,558,063	—
Foreign Government Obligations	31,875,071	—	31,875,071	—
Corporate Bonds	6,972,360	—	6,972,360	—
Municipal Bonds	509,677	—	509,677	—
Collateralized Mortgage Obligations	14,228,551	—	14,228,551	—
Asset Backed Securities	18,949,089	—	18,949,089	—
Common Stocks	13,383	$13,383	—	—
Purchased Options	7,924	—	7,924	—

Total Investments in Securities	$582,114,118	$13,383	$582,100,735	—
Reverse Repurchase Agreements	($27,794,000)	—	($27,794,000)	—
Other Financial Instruments:
Futures	$141,808	$141,808	—	—
Forward Foreign Currency Contracts	($390,365)	—	($390,365)	—
Written Options	($79,108)	($43,531)	($35,577)	—
Inflation Swaps	($284,894)	—	($284,894)	—
Interest Rate Swaps	($945,248)	—	($945,248)	—
Credit Default Swaps	($206,757)	—	($206,757)	—

Science & Technology Fund

Common Stocks
Consumer Discretionary	$119,030,162	$114,818,077	$4,212,085	—
Consumer Staples	385,012	—	—	$385,012
Health Care	19,709,247	19,709,247	—	—
Industrials	5,495,225	5,495,225	—	—

278

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Science & Technology Fund (continued)

Information Technology	$796,863,050	$731,758,675	$51,461,625	$13,642,750
Telecommunication Services	2,639,151	—	2,639,151	—
Preferred Securities	665,115	—	—	665,115
Securities Lending Collateral	52,841,459	52,841,459	—	—
Short-Term Investments	55,512,192	47,355,192	8,157,000	—

Total Investments in Securities	$1,053,140,613	$971,977,875	$66,469,861	$14,692,877

Small Cap Growth Fund

Common Stocks
Consumer Discretionary	$29,060,622	$29,060,622	—	—
Consumer Staples	6,080,858	6,080,858	—	—
Energy	4,949,076	4,949,076	—	—
Financials	16,684,055	15,643,769	$1,040,286	—
Health Care	39,798,152	39,798,152	—	—
Industrials	46,322,813	46,322,813	—	—
Information Technology	83,036,563	82,749,882	—	$286,681
Materials	2,487,472	2,487,472	—	—
Preferred Securities
Consumer Discretionary	983,568	—	—	983,568
Information Technology	1,372,917	333,878	—	1,039,039
Securities Lending Collateral	20,920,014	20,920,014	—	—

Total Investments in Securities	$251,696,110	$248,346,536	$1,040,286	$2,309,288

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$28,224,389	$28,224,389	—	—
Consumer Staples	4,825,155	4,825,155	—	—
Energy	16,629,789	16,629,789	—	—
Financials	48,447,459	48,447,106	—	$353
Health Care	19,742,052	19,736,270	—	5,782
Industrials	35,458,921	35,458,921	—	—
Information Technology	33,955,091	33,955,091	—	—
Materials	12,043,014	11,934,055	—	108,959
Telecommunication Services	1,084,467	1,084,467	—	—
Utilities	1,352,580	1,352,580	—	—
Warrants	396	—	$396	—
Securities Lending Collateral	13,588,125	13,588,125	—	—
Short-Term Investments	2,298,672	2,298,672	—	—

Total Investments in Securities	$217,650,110	$217,534,620	$396	$115,094

Spectrum Income Fund

U.S. Government & Agency Obligations	$223,636,792	—	$223,636,792	—
Foreign Government Obligations	160,087,139	—	160,087,139	—
Corporate Bonds	420,991,546	—	420,991,546	—
Capital Preferred Securities	617,614	—	617,614	—
Convertible Bonds	196,509	—	196,509	—
Municipal Bonds	9,050,030	—	9,050,030	—
Term Loans	15,356,923	—	15,356,923	—
Collateralized Mortgage Obligations	29,686,757	—	29,686,757	—
Asset Backed Securities	28,066,947	—	28,066,947	—
Common Stocks	136,840,179	$133,168,908	2,380,146	$1,291,125
Preferred Securities	1,588,589	849,206	739,383	—
Purchased Options	15,024	12,460	2,564	—
Securities Lending Collateral	4,486,380	4,486,380	—	—
Short-Term Investments	34,188,745	33,764,787	423,958	—

Total Investments in Securities	$1,064,809,174	$172,281,741	$891,236,308	$1,291,125
Other Financial Instruments:
Futures	($154,687)	($154,687)	—	—
Forward Foreign Currency Contracts	($462,761)	—	($462,761)	—
Credit Default Swaps	($35,003)	—	($35,003)	—

279

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$606,455,787	$453,107,239	$153,348,548	—
Consumer Staples	442,273,516	306,351,311	135,909,869	$12,336
Energy	425,746,601	332,115,437	93,631,164	—
Financials	950,280,437	618,819,928	331,460,509	—
Health Care	604,081,579	473,485,608	130,595,297	674
Industrials	586,017,394	420,646,956	165,370,438	—
Information Technology	765,713,143	663,180,339	102,532,804	—
Materials	255,001,025	148,224,037	106,706,923	70,065
Telecommunication Services	155,703,775	81,724,487	73,979,288	—
Utilities	166,552,117	113,755,662	52,796,455	—
Preferred Securities
Consumer Discretionary	6,890,429	—	6,890,429	—
Consumer Staples	2,307,715	—	2,307,715	—
Energy	915,016	—	915,016	—
Financials	2,600,108	—	2,600,108	—
Industrials	32,620	—	32,620	—
Information Technology	1,661,399	—	1,661,399	—
Materials	1,922,892	—	1,922,892	—
Telecommunication Services	247,148	—	247,148	—
Utilities	302,492	—	302,492	—
Exchanged-Traded Funds	14,649,645	14,649,645	—	—
Rights	26,630	26,630	—	—
Warrants	6,766	1,129	5,637	—
Securities Lending Collateral	116,327,124	116,327,124	—	—
Short-Term Investments	323,473,000	—	323,473,000	—

Total Investments in Securities	$5,429,188,358	$3,742,415,532	$1,686,689,751	$83,075
Other Financial Instruments:
Futures	$12,586,251	$12,586,251	—	—

Total Return Fund

U.S. Government & Agency Obligations	$1,811,627,977	—	$1,811,627,977	—
Foreign Government Obligations	189,904,569	—	189,904,569	—
Corporate Bonds	297,207,153	—	297,207,153	—
Municipal Bonds	165,594,812	—	165,594,812	—
Collateralized Mortgage Obligations	204,960,380	—	204,960,380	—
Asset Backed Securities	19,996,338	—	19,996,338	—
Preferred Securities	40,146,460	$40,146,460	—	—
Short-Term Investments	225,238,459	—	223,160,794	$2,077,665

Total Investments in Securities	$2,954,676,148	$40,146,460	$2,912,452,023	$2,077,665
Sales Commitments Outstanding	($5,565,625)	—	($5,565,625)	—
Reverse Repurchase Agreements	($5,000,000)	—	($5,000,000)	—
Other Financial Instruments:
Futures	$874,988	$874,988	—	—
Forward Foreign Currency Contracts	($2,116,380)	—	($2,116,380)	—
Written Options	($979,042)	($84,079)	($894,963)	—
Interest Rate Swaps	$30,138,363	—	$30,138,363	—
Credit Default Swaps	$901,954	—	$901,954	—

U.S. High Yield Bond Fund

Corporate Bonds	$580,324,602	—	$580,324,602	—
Capital Preferred Securities	1,592,500	—	1,592,500	—
Term Loans	78,327,310	—	78,327,310	—
Common Stocks	7,500	—	7,500	—
Preferred Securities	1,585,421	$1,576,981	5,080	$3,360
Securities Lending Collateral	1,987,940	1,987,940	—	—
Short-Term Investments	19,497,809	17,509,201	1,988,608	—

Total Investments in Securities	$683,323,082	$21,074,122	$662,245,600	$3,360

Value Fund

Common Stocks
Consumer Discretionary	$50,866,161	$50,866,161	—	—
Consumer Staples	15,550,564	15,550,564	—	—
Energy	30,313,123	27,739,905	$2,573,218	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	2-28-14	Quoted Price	Inputs	Inputs

Value Fund (continued)

Financials	$98,462,309	$98,462,309	—	—
Health Care	39,649,675	39,649,675	—	—
Industrials	64,297,682	64,297,682	—	—
Information Technology	42,725,244	42,725,244	—	—
Materials	25,432,523	25,432,523	—	—
Telecommunication Services	10,476,732	10,476,732	—	—
Utilities	17,852,475	17,852,475	—	—
Short-Term Investments	10,634,885	10,634,885	—	—

Total Investments in Securities	$406,261,373	$403,688,155	$2,573,218	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund

	Corporate	Common
	Bonds	Stocks	Totals
Balance as of 8-31-13	$2,484,753	$12,430,043	$14,914,796
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,077,080	(4,156,259)	(3,079,179)
Purchases	2,455,676	—	2,455,676
Sales	(926,179)	—	(926,179)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-14	$5,091,330	$8,273,784	$13,365,114
Change in unrealized at period end*	$182,751	($4,156,259)	($3,973,508)

Science & Technology Fund

	Common	Preferred
	Stocks	Securities	Totals
Balance as of 8-31-13	$385,012	—	$385,012
Realized gain (loss)	3,989	—	3,989
Change in unrealized appreciation (depreciation)	(25,919)	—	(25,919)
Purchases	—	$665,115	665,115
Sales	(1,434,125)	—	(1,434,125)
Transfers into Level 3	15,098,805	—	15,098,805
Transfers out of Level 3	—	—	—
Balance as of 2-28-14	$14,027,762	$665,115	$14,692,877
Change in unrealized at period end*	($25,919)	—	($25,919)

* Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

High Yield Fund

	Fair Value	Valuation	Unobservable
	at 2-28-14	Technique	Inputs	Input/Range

Corporate Bonds	$4,593,552	Market Approach	Yield spread	440bps–756bps
				(weighted average 629bps)
	497,778	Market Approach	Aged transactions	$70.53

	$5,091,330

Common Stocks	$327,014	Market Approach	Aged transactions	$2.00

	7,946,770	Market Approach	EV/EBITDA multiple	6.61x–7.17x
			Discount for lack of marketability	(weighted average 6.92x)
				10%

	$8,273,784

Increases/decreases in aged transactions, offered quotes, depreciation and amortization (“EBITDA”) multiples or yield spreads may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/ decreases in security valuation.

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Science and Technology Fund

	Fair Value	Valuation	Unobservable
	at 2-28-14	Technique	Inputs	Input/Range

Common Stocks	$13,642,750	Market Approach	Estimated liquidation value	$13.75

	385,012	Market Approach	Aged transactions	$8.54

	$14,027,762

Preferred Stock	$665,115	Market Approach	Aged transactions	$14.56

Increases/decreases in aged transactions and estimated liquidation value may result in increases/decreases in security valuation.

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the funds’ custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the funds. In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

		Borrowing	Settlement	Maturity	Borrowing	Payable for Reverse
Fund	Counterparty	Rate	Date	Date	Amount	Repurchase Agreements

Real Return Bond Fund	Royal Bank of Scotland *	0.07%	1/23/2014	3/24/2014	$3,689,000	($3,689,258)
Real Return Bond Fund	Bank of Nova Scotia**	0.09%	2/20/2014	3/24/2014	$24,105,000	($24,105,542)

		Borrowing	Settlement	Maturity	Borrowing	Payable for Reverse
Fund	Counterparty	Rate	Date	Date	Amount	Repurchase Agreements

Total Return Fund	Royal Bank of Scotland***	–0.04%****	2/26/2014	3/6/2014	$5,000,000	($4,999,556)

* Reverse repurchase agreement with Royal Bank of Scotland dated on 1/23/2014 at 0.070% to be repurchased at $3,689,430 on 3/24/2014, collateralized by $3,592,202 par value, U.S. Treasury Infation Protected Security 0.125% due to 4/15/2016 (valued at $3,594,233, including interest)

** Reverse repurchase agreement with Royal Bank ofNova Scotia dated on 2/20/2014 at 0.090% to be repurchased at $24,106,687 on 3/24/2014, collateralized by $21,580,100 par value, U.S. Treasury Infation Protected Security 1.875% due to 7/15/2019 and 0.125% due to 4/15/2018 (valued at $22,616,297, including interest) *** Reverse repurchase agreement with Royal Bank of Scotland dated on 2/26/2014 at –0.04% to be repurchased at $4,999,556 on 3/6/2014, collateralized by $5,000,000 par value, Federal national Mortgage Association 0.875% due to 8/28/2017 (valued at $5,009,638, including interest) **** In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in interest income to the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statements of assets and liabilities. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

When-issued/delayed delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctua-tions. No interest accrues to the fund until settlement takes place. The fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Global Bond Fund and Total Return Fund have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund:

		Collateral
Fund	Counterparty	Received

Global Bond Fund	Morgan Stanley & Co. LLC.	$30,000

Total Return Fund	Bank of America NA	$250,000
	Barclays Capital Inc.	20,000
	Citigroup Global Markets, Inc.	174,272
	Credit Suisse Securities (USA) LLC	330,000
	Goldman Sachs & Co	840,000
	J.P. Morgan Securities LLC.	430,000
	Morgan Stanley & Co. LLC.	658,000
	RBS Securities Inc.	340,000
	Total	$3,042,272

Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transactionconsists of a sale of a security by a fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon

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price and date. The funds are not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the funds are reflected as a liability on the Statements of assets and liabilities. The funds will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, a fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by a fund to counterparties are recorded as a component of interest expense on the Statements of operations. The average borrowings by the funds and the weighted average interest rate for the six months ended February 28, 2014 and the exposure to the counterparties at February 28, 2014 were as follows:

				Weighted Average
Fund		Average Borrowing		Interest Rate

Global Bond Fund		$16,600,458		0.195%
Real Return Bond Fund		13,645,888		0.065%
Total Return Fund		4,970,827		(0.197%)*

		Payable for	Market Value
Fund	Counterparty	Funds Borrowed	of Securities	Net Exposure

Global Bond Fund	Morgan Stanley and Co. International	($5,171,385)	$5,192,103	$20,718
Real Return Bond Fund	Barclays Capital, Inc.	($2,187,370)	$2,188,634	$1,264
	BNP Paribas SA	(7,140,125)	7,141,659	1,534
	Morgan Stanley and Co. International	(3,533,705)	3,534,942	1,237

		($12,861,200)	$12,865,235	$4,035

* In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in interest income to the fund.

Term loans (Floating rate loans). Certain funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the funds become aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCIT, an affiliate of the funds, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the funds and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended February 28, 2014 were as follows:

Fund	Amount	Fund	Amount

Active Bond Fund	$765	Lifestyle II Balanced Portfolio	$110
All Cap Core Fund	333	Lifestyle II Conservative Portfolio	110
Alpha Opportunities Fund	612	Lifestyle II Growth Portfolio	110
Asia Pacific Total Return Bond Fund	256	Lifestyle II Moderate Portfolio	110
Blue Chip Growth Fund	984	Mid Cap Growth Index Fund	182
Capital Appreciation Fund	840	Mid Cap Stock Fund	617
Capital Appreciation Value Fund	787	Mid Cap Value Index Fund	180
Core Bond Fund	341	Mid Value Fund	396
Core Diversified Growth & Income Fund	180	Mutual Shares Fund	279
Core Fundamental Holdings Fund	174	Real Estate Equity Fund	234
Core Global Diversification Fund	179	Real Estate Securities Fund	314
Equity-Income Fund	686	Real Return Bond Fund	356
Fundamental Global Franchise Fund	285	Redwood Fund	302
Fundamental Value Fund	472	Science & Technology Fund	329
Global Bond Fund	361	Short Term Government Income Fund	234
Global Equity Fund	140	Small Cap Growth Fund	223
Global Real Estate Fund	293	Small Cap Opportunities Fund	219
Health Sciences Fund	320	Small Company Growth Fund	213
High Yield Fund	466	Small Company Value Fund	275
International Growth Opportunties Fund	356	Spectrum Income Fund	481
International Growth Stock Fund	343	Strategic Equity Allocation Fund	1,829
International Small Cap Fund	319	Total Return Fund	1,099
International Value Fund	748	U.S. High Yield Bond Fund	366
Investment Quality Bond Fund	302	Value Fund	248
Lifestyle II Aggressive Portfolio	110

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. Each of the funds intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain funds have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2013. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2013:

	CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31		NO EXPIRATION DATE

FUND	2017	2018	2019	SHORT TERM	LONG TERM

All Cap Core Fund	—	$44,430,919	—	—	—
Fundamental Value Fund	—	185,026,307	$112,536	—	—
Global Bond Fund	$6,575,057	—	—	—	—
Global Real Estate Fund	—	173,597,702	—	—	—
High Yield Fund	50,377,668	229,714,878	—	—	—
International Growth Stock Fund	—	—	—	$4,615,616	8,546,677
International Small Cap Fund	—	66,691,487	—	—	—
International Value Fund	—	170,584,907	—	—	16,815,039
Real Estate Equity Fund	—	1,293,068	—	—	—
Short Term Government Income Fund	—	—	—	1,410,284	1,237,348

As of August 31, 2013, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	$1,732,211,716	$65,122,515	($17,048,979)	$48,073,536
All Cap Core Fund	599,040,344	90,959,645	(4,938,980)	86,020,665
Alpha Opportunities Fund	1,618,901,590	291,823,838	(29,293,346)	262,530,492
Asia Pacific Total Return Bond Fund	426,338,000	1,386,551	(30,877,663)	(29,491,112)
Blue Chip Growth Fund	1,345,983,611	1,361,610,811	(271,031)	1,361,339,780
Capital Appreciation Fund	1,313,774,547	1,025,639,889	(1,130,254)	1,024,509,635
Capital Appreciation Value Fund	1,588,661,501	283,839,047	(2,469,686)	281,369,361
Core Bond Fund	609,662,913	4,463,046	(4,353,339)	109,707
Core Diversified Growth & Income Portfolio	34,747,916	9,684,940	(227,889)	9,457,051
Core Fundamental Holdings Portfolio	13,632,107	3,593,912	(115,566)	3,478,346
Core Global Diversification Portfolio	32,680,555	6,597,576	(251,147)	6,346,429
Equity-Income Fund	1,424,337,056	474,713,710	(30,707,705)	444,006,005
Fundamental Global Franchise Fund	331,696,998	86,226,555	(694,724)	85,531,831
Fundamental Value Fund	649,696,298	466,279,372	(2,214,491)	464,064,881
Global Bond Fund	581,413,819	18,032,193	(14,995,178)	3,037,015
Global Equity Fund	356,967,191	35,898,148	(4,377,525)	31,520,623
Global Real Estate Fund	297,032,160	38,564,220	(4,049,672)	34,514,548
Health Sciences Fund	380,271,106	228,609,002	(1,930,422)	226,678,580
High Yield Fund	1,102,658,756	54,564,630	(27,485,737)	27,078,893
International Growth Opportunties Fund	628,417,447	216,069,026	(16,378,909)	199,690,117
International Growth Stock Fund	559,750,804	158,390,239	(13,320,906)	145,069,333
International Small Cap Fund	582,101,215	178,831,342	(21,662,565)	157,168,777
International Value Fund	1,728,715,073	417,255,836	(57,688,055)	359,567,781
Investment Quality Bond Fund	436,219,582	13,397,638	(2,975,882)	10,421,756
Lifestyle II Aggressive Portfolio	199,907	2,574	(560)	2,014
Lifestyle II Balanced Portfolio	200,047	3,252	(228)	3,024
Lifestyle II Conservative Portfolio	200,433	3,833	(27)	3,806
Lifestyle II Growth Portfolio	199,854	2,848	(412)	2,436
Lifestyle II Moderate Portfolio	200,216	3,352	(121)	3,231
Mid Cap Growth Index Fund	49,827,045	20,617,276	(405,085)	20,212,191
Mid Cap Stock Fund	1,445,456,292	405,710,762	(29,710,371)	376,000,391
Mid Cap Value Index Fund	38,878,288	14,358,546	(815,711)	13,542,835
Mid Value Fund	863,559,751	249,262,184	(18,266,660)	230,995,524
Mutual Shares Fund	303,969,816	97,543,241	(5,178,851)	92,364,390
Real Estate Equity Fund	172,272,028	82,977,563	(258,960)	82,718,603
Real Estate Securities Fund	405,797,514	92,772,742	(1,191,132)	91,581,610

285

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Real Return Bond Fund	$597,121,834	$6,107,095	($21,114,811)	($15,007,716)
Redwood Fund	509,351,549	66,530,334	(5,122,979)	61,407,355
Science & Technology Fund	862,355,983	195,696,003	(4,911,373)	190,784,630
Short Term Government Income Fund	237,818,502	430,879	(2,562,198)	(2,131,319)
Small Cap Growth Fund	189,767,742	64,321,327	(2,392,959)	61,928,368
Small Cap Opportunities Fund	144,601,621	76,420,462	(3,371,973)	73,048,489
Small Company Growth Fund	136,213,193	70,434,111	(661,685)	69,772,426
Small Company Value Fund	267,899,441	189,761,989	(4,522,664)	185,239,325
Spectrum Income Fund	1,020,386,874	62,517,745	(18,095,445)	44,422,300
Strategic Equity Allocation Fund	4,330,798,958	1,177,009,588	(78,620,188)	1,098,389,400
Total Return Fund	2,938,785,478	44,540,543	(28,649,873)	15,890,670
U.S. High Yield Bond Fund	668,499,682	24,140,622	(9,317,222)	14,823,400
Value Fund	324,311,726	85,320,270	(3,370,623)	81,949,647

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for theeffectof class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, straddle loss deferrals, characterization of distributions, wash sale loss deferrals, real estate investment trusts and investments in passive foreign investment companies.

3. DERIVATIVE INSTRUMENTS Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of a fund and can be in the formof cash or debt securities issued by the U.S. government or related agencies; collateral posted by a fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. Each fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by a fund for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchanged cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts, respectively. Securities pledged by the funds for exchange-traded and cleared transactions are in the Portfolio of Investments.

286

DERIVATIVE INSTRUMENTS, CONTINUED

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the funds. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at February 28, 2014, and range of futures contracts notional amounts held by the funds during the six months ended February 28, 2014. In addition, the tables detail how the funds used futures contracts during the six months ended February 28, 2014.

All Cap Core Fund

The fund used futures contracts to substitute for securities purchased. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $1.3 million to $9.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Mar 2014	$881,897	$945,733	$63,836
	S&P 500 Index E-Mini Futures	91	Long	Mar 2014	8,046,643	8,452,080	405,437

							$469,273

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $22.6 million to $28.6 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Asia Pacific Total Return Bond Fund	U.S. Treasury 10-Year Note Futures	230	Short	Jun 2014	($28,693,161)	($28,642,188)	$50,973

							$50,973

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $561.3 million to $843.4 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Global Bond Fund	3-Month EURIBOR Futures	67	Long	Jun 2014	$23,057,699	$23,058,763	$1,064
	3-Month EURIBOR Futures	66	Long	Sep 2014	22,707,860	22,713,463	5,603
	3-Month EURIBOR Futures	47	Long	Dec 2014	16,164,262	16,171,495	7,233
	3-Month Sterling Futures	411	Long	Sep 2014	85,420,326	85,488,069	67,743
	3-Month Sterling Futures	24	Long	Dec 2014	4,976,963	4,985,222	8,259
	Euro-BTP Italian Government Bond Futures	113	Long	Jun 2014	18,649,936	18,666,961	17,025
	Eurodollar Futures	376	Long	Jun 2014	93,711,940	93,769,700	57,760
	Eurodollar Futures	578	Long	Sep 2014	143,983,754	144,109,850	126,096
	Eurodollar Futures	184	Long	Dec 2014	45,810,788	45,855,100	44,312
	Mid Term Euro OAT Futures	128	Long	Mar 2014	21,734,649	21,915,194	180,545
	U.S. Treasury 10-Year Note Futures	154	Long	Jun 2014	19,090,297	19,177,812	87,515
	10-Year Australian Treasury Bond Futures	22	Short	Mar 2014	(2,287,449)	(2,291,228)	(3,779)
	10-Year Canada Government Bond Futures	171	Short	Jun 2014	(19,967,458)	(20,168,521)	(201,063)
	German Euro BUND Futures	73	Short	Mar 2014	(14,276,610)	(14,548,007)	(271,397)
	U.K. Long Gilt Bond Futures	143	Short	Jun 2014	(26,061,394)	(26,204,195)	(142,801)
	U.S. Treasury 5-Year Note Futures	18	Short	Jun 2014	(2,151,402)	(2,157,469)	(6,067)

							($21,952)

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $2.2 million to $46.2 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

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DERIVATIVE INSTRUMENTS, CONTINUED

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury 10-Year Note Futures	353	Short	Jun 2014	($43,766,360)	($43,959,531)	($193,171)
	U.S. Treasury Long Bond Futures	17	Short	Jun 2014	(2,232,655)	(2,262,062)	(29,407)

							($222,578)

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $36.3 million to $53.1 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	113	Long	Jun 2014	$24,846,094	$24,845,875	($219)
	U.S. Treasury 10-Year Note Futures	138	Long	Jun 2014	17,202,223	17,185,312	(16,911)
	U.S. Treasury Long Bond Futures	23	Long	Jun 2014	3,062,896	3,060,438	(2,458)
	U.S. Treasury 5-Year Note Futures	57	Short	Jun 2014	(6,825,226)	(6,831,984)	(6,758)
	U.S. Treasury Ultra Bond Futures	8	Short	Jun 2014	(1,135,674)	(1,148,750)	(13,076)

Mid Cap Growth Index Fund

The fund used futures contracts to substitute for securities purchased. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $1.2 million to $1.8 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P Mid 400 Index E-Mini Futures	9	Long	Mar 2014	$1,153,905	$1,236,780	$82,875

							$82,875

Mid Cap Value Index Fund

The fund used futures contracts to substitute for securities purchased. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $412.3 thousand to $651.6 thousand, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P Mid 400 Index E-Mini Futures	3	Long	Mar 2014	$404,480	$412,260	$7,780

							$7,780

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $111.3 million to $173.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	96	Long	Sep 2015	$23,790,442	$23,826,000	$35,558
	Eurodollar Futures	225	Long	Dec 2015	55,603,624	55,715,625	112,001
	Eurodollar Futures	135	Long	Mar 2016	33,373,653	33,345,000	(28,653)
	Eurodollar Futures	17	Long	Jun 2016	4,187,301	4,187,950	649
	U.S. Treasury 5-Year Note Futures	428	Long	Jun 2014	51,303,635	51,299,812	(3,823)
	U.S. Treasury 10-Year Note Futures	44	Long	Jun 2014	5,453,299	5,479,375	26,076

							$141,808

Short Term Government Income Fund

The fund used futures contracts to manage duration of the fund. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $22.7 million to $23 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

288

DERIVATIVE INSTRUMENTS, CONTINUED

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	190	Short	Jun 2014	($22,744,533)	($22,773,281)	($28,748)

							($28,748)

Spectrum Income Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $46.5 million to $69.6 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Spectrum Income Fund	10-Year Interest Rate Swap Futures	11	Long	Mar 2014	$1,146,442	$1,146,062	($380)
	U.S. Treasury 2-Year Note Futures	4	Long	Jun 2014	879,322	879,500	178
	U.S. Treasury 5-Year Note Futures	92	Long	Jun 2014	10,996,949	11,027,062	30,113
	U.S. Treasury 10-Year Note Futures	86	Long	Jun 2014	10,658,608	10,709,688	51,080
	U.S. Treasury Long Bond Futures	2	Long	Jun 2014	262,691	266,125	3,434
	U.S. Treasury Ultra Bond Futures	3	Long	Jun 2014	422,233	430,781	8,548
	10-Year Government of Canada Bond Futures	21	Short	Jun 2014	(2,456,244)	(2,476,836)	(20,592)
	5-Year Interest Rate Swap Futures	47	Short	Mar 2014	(4,750,667)	(4,783,719)	(33,052)
	10-Year Interest Rate Swap Futures	10	Short	Mar 2014	(1,021,407)	(1,041,875)	(20,468)
	30-Year Interest Rate Swap Futures	5	Short	Mar 2014	(515,296)	(515,781)	(485)
	German Euro BOBL Futures	3	Short	Jun 2014	(519,928)	(517,820)	2,108
	U.S. Treasury 5-Year Note Futures	34	Short	Jun 2014	(4,063,833)	(4,075,219)	(11,386)
	U.S. Treasury 10-Year Note Futures	252	Short	Jun 2014	(31,227,858)	(31,381,875)	(154,017)
	U.S. Treasury Long Bond Futures	4	Short	Jun 2014	(525,336)	(532,250)	(6,914)
	U.S. Treasury Ultra Bond Futures	1	Short	Jun 2014	(140,738)	(143,592)	(2,854)

							($154,687)

Strategic Equity Allocation Fund

The fund used futures contracts to manage against anticipated currency exchange rates and substitute for securities purchased. During the six months ended

February 28, 2014 the fund held futures contracts with total notional values ranging from approximately $130.9 million to $373.2 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Strategic Equity Allocation Fund	Mini MSCI EAFE Index Futures	1,308	Long	Mar 2014	$121,079,052	$126,176,220	$5,097,168
	Mini MSCI Emerging Markets Index Futures	536	Long	Mar 2014	25,749,960	25,652,960	(97,000)
	Russell 2000 Mini Index Futures	55	Long	Mar 2014	6,116,361	6,500,450	384,089
	S&P 500 Index Futures	411	Long	Mar 2014	184,993,458	190,868,400	5,874,942
	S&P Mid 400 Index E-Mini Futures	175	Long	Mar 2014	22,721,448	24,048,500	1,327,052

							$12,586,251

Total Return Fund

The fund used futures contracts manage duration, manage against anticipated interest rate changes, gain exposure to treasuries markets, as a substitute for securities purchased, maintain diversity and liquidity of the fund and gain exposure to foreign bond markets. During the six months ended February 28, 2014, the fund held futures contracts with total notional values ranging from approximately $1.2 billion to $3.0 billion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Total Return Fund	3-Month EURIBOR Futures	73	Long	Mar 2015	$25,099,759	$25,109,872	$10,113
	3-Month EURIBOR Futures	73	Long	Jun 2015	25,082,281	25,099,796	17,515
	3-Month EURIBOR Futures	73	Long	Sep 2015	25,061,162	25,085,941	24,779
	3-Month EURIBOR Futures	73	Long	Dec 2015	25,070,548	25,067,048	(3,500)
	Eurodollar Futures	57	Long	Mar 2015	14,171,009	14,192,288	21,279
	Eurodollar Futures	2,035	Long	Jun 2015	505,728,907	505,977,312	248,405
	Eurodollar Futures	1,244	Long	Sep 2015	308,320,555	308,745,250	424,695
	Eurodollar Futures	5,522	Long	Dec 2015	1,367,371,502	1,367,385,250	13,748
	Eurodollar Futures	1,508	Long	Mar 2016	372,386,988	372,476,000	89,012
	Eurodollar Futures	264	Long	Jun 2016	65,022,750	65,036,400	13,650
	Eurodollar Futures	132	Long	Sep 2016	32,461,385	32,430,750	(30,635)
	U.S. Treasury 5-Year Note Futures	1,891	Long	Jun 2014	226,670,970	226,654,078	(16,892)
	U.S. Treasury 10-Year Note Futures	106	Long	Jun 2014	13,137,493	13,200,312	62,819

							$874,988

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

289

DERIVATIVE INSTRUMENTS, CONTINUED

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related totheuseoffor-wards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the valueofthe contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at February 28, 2014, and the range of notional contract amounts held by the funds during the six months ended February 28, 2014. In addition, the tables detail how the funds used the forward foreign currency contracts during the six months ended February 28, 2014.

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $43.4 million to $78.2 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			NET UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Asia Pacific Total Return Bond Fund

	KRW	21,628,000,000	USD	20,256,626	Royal Bank of Canada	3/3/2014	$3,795	—	$3,795
	USD	13,141,460	AUD	14,600,000	Royal Bank of Canada	3/28/2014	134,189	—	134,189
	USD	20,000,000	KRW	21,628,000,000	Royal Bank of Canada	3/3/2014	—	($260,422)	(260,422)
	USD	16,000,000	KRW	17,117,600,000	Royal Bank of Canada	4/3/2014	—	(22,875)	(22,875)
	USD	8,781,666	SGD	11,100,000	Royal Bank of Canada	3/28/2014	25,199	—	25,199
							$163,183	($283,297)	($120,114)

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $563.9 million to $778.8 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			NET UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund

	AUD	28,391,649	USD	25,581,358	Australia and New
					Zealand Banking Group	3/4/2014	—	($246,081)	($246,081)
	BRL	1,745,994	USD	748,262	Barclays Capital	3/6/2014	—	(3,622)	(3,622)
	BRL	1,539,167	USD	632,933	BNP Paribas SA	3/6/2014	$23,498	—	23,498
	BRL	126,620	USD	52,000	Deutsche Bank AG London	3/6/2014	2,001	—	2,001
	BRL	1,435,800	USD	592,000	Goldman Sachs Capital
					Markets LP	3/6/2014	20,347	—	20,347
	BRL	1,433,824	USD	614,478	HSBC Bank USA	3/6/2014	—	(2,974)	(2,974)
	BRL	661,828	USD	283,632	JPMorgan Chase Bank	3/6/2014	—	(1,373)	(1,373)
	BRL	2,438,189	USD	1,003,155	Morgan Stanley &
					Company, Inc.	3/6/2014	36,695	—	36,695
	BRL	1,571,002	USD	662,872	UBS AG	3/6/2014	7,136	—	7,136
	BRL	1,682,684	USD	692,776	Barclays Capital	4/2/2014	19,709	—	19,709
	BRL	1,571,002	USD	644,990	UBS AG	4/2/2014	20,207	—	20,207
	CAD	6,091,000	USD	5,592,384	Citibank N.A.	3/20/2014	—	(93,795)	(93,795)
	CAD	1,687,000	USD	1,550,482	HSBC Bank USA	3/20/2014	—	(27,559)	(27,559)
	CAD	615,000	USD	564,940	Westpac Banking Corp.	3/20/2014	—	(9,755)	(9,755)
	CNY	6,158,020	USD	1,012,000	Barclays Capital	4/25/2014	—	(9,234)	(9,234)
	CNY	12,947,975	USD	2,126,000	Citibank N.A.	4/25/2014	—	(17,564)	(17,564)
	CNY	4,762,380	USD	782,000	Goldman Sachs
					International	4/25/2014	—	(6,498)	(6,498)
	CNY	4,101,290	USD	674,000	HSBC Bank USA	4/25/2014	—	(6,150)	(6,150)
	CNY	7,796,270	USD	1,280,000	JPMorgan Chase Bank	4/25/2014	—	(10,462)	(10,462)
	CNY	7,939,352	USD	1,301,000	Royal Bank of
					Scotland PLC	4/25/2014	—	(8,163)	(8,163)
	CNY	8,208,665	USD	1,349,000	UBS AG	4/25/2014	—	(12,309)	(12,309)
	CNY	3,868,200	USD	630,000	Bank of America N.A.	9/8/2015	828	—	828
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(5,472)	(5,472)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	—	(68,867)	(68,867)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	—	(9,427)	(9,427)

290

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			NET UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

	CNY	3,753,050	USD	610,000	Morgan Stanley &
					Company, Inc.	9/8/2015	$2,049	—	$2,049
	DKK	17,302,000	USD	3,163,606	Royal Bank of
					Scotland PLC	5/13/2014	38,580	—	38,580
	EUR	20,736,071	USD	28,460,319	Bank of America N.A.	3/4/2014	161,686	—	161,686
	EUR	722,000	USD	980,043	Barclays Bank PLC
					Wholesale	3/4/2014	16,534	—	16,534
	EUR	1,554,000	USD	2,125,010	Deutsche Bank AG London	3/4/2014	19,977	—	19,977
	EUR	6,055,000	USD	8,238,145	HSBC Bank USA	3/4/2014	119,575	—	119,575
	GBP	5,103,000	USD	8,460,774	Bank of America N.A.	3/4/2014	84,460	—	84,460
	GBP	7,146,000	USD	11,743,007	Deutsche Bank AG London	3/4/2014	223,335	—	223,335
	GBP	1,236,000	USD	2,060,787	JPMorgan Chase Bank N.A.	3/4/2014	8,959	—	8,959
	GBP	5,500,000	USD	9,163,429	Royal Bank of Canada	3/4/2014	46,602	—	46,602
	GBP	14,707,000	USD	24,426,018	Barclays Bank PLC
					Wholesale	4/2/2014	196,238	—	196,238
	JPY	80,583,000	USD	784,645	Bank of America N.A.	3/4/2014	7,170	—	7,170
	JPY	6,308,589,155	USD	61,863,469	Citibank N.A.	5/13/2014	148,094	—	148,094
	MXN	68,214,231	USD	5,129,798	BNP Paribas SA	3/6/2014	13,501	—	13,501
	MXN	19,337,055	USD	1,450,000	Deutsche Bank AG London	3/6/2014	7,999	—	7,999
	MXN	5,865,300	USD	441,000	HSBC Bank USA	3/6/2014	1,239	—	1,239
	MXN	19,823,494	USD	1,487,000	JPMorgan Chase Bank N.A.	3/6/2014	7,676	—	7,676
	MXN	11,788,920	USD	880,000	Deutsche Bank AG London	3/18/2014	8,077	—	8,077
	MXN	11,776,424	USD	880,000	JPMorgan Chase Bank N.A.	3/18/2014	7,136	—	7,136
	MXN	17,555,215	USD	1,317,000	Bank of America N.A.	5/14/2014	—	($119)	(119)
	MXN	13,533,726	USD	1,015,283	BNP Paribas SA	5/14/2014	—	(69)	(69)
	MXN	12,368,498	USD	927,000	Citibank N.A.	5/14/2014	807	—	807
	MXN	9,141,098	USD	686,000	HSBC Bank USA	5/14/2014	—	(293)	(293)
	MXN	7,539,121	USD	568,000	UBS AG	5/14/2014	—	(2,463)	(2,463)
	MXN	6,762,773	USD	504,000	Credit Suisse International	5/19/2014	3,120	—	3,120
	NZD	35,277,000	USD	29,369,619	Morgan Stanley &
					Company, Inc.	3/4/2014	206,620	—	206,620
	RUB	8,061,750	USD	225,000	HSBC Bank USA	3/26/2014	—	(1,968)	(1,968)
	RUB	8,061,750	USD	225,000	Morgan Stanley
					Company, Inc.	3/26/2014	—	(1,968)	(1,968)
	RUB	5,430,000	USD	150,000	Citibank N.A.	3/27/2014	197	—	197
	RUB	5,430,000	USD	150,000	HSBC Bank USA	3/27/2014	197	—	197
	USD	24,495,868	AUD	27,879,649	Barclays Bank PLC
					Wholesale	3/4/2014	—	(382,526)	(382,526)
	USD	458,274	AUD	512,000	JPMorgan Chase Bank N.A.	3/4/2014	1,391	—	1,391
	USD	25,531,815	AUD	28,391,649	Australia and New
					Zealand Banking Group	4/2/2014	245,946	—	245,946
	USD	723,920	BRL	1,745,994	Barclays Capital	3/6/2014	—	(20,720)	(20,720)
	USD	648,747	BRL	1,539,167	BNP Paribas SA	3/6/2014	—	(7,684)	(7,684)
	USD	54,264	BRL	126,620	Deutsche Bank AG London	3/6/2014	263	—	263
	USD	615,325	BRL	1,435,800	Goldman Sachs Capital
					Markets LP	3/6/2014	2,979	—	2,979
	USD	592,000	BRL	1,433,824	HSBC Bank USA	3/6/2014	—	(19,504)	(19,504)
	USD	272,000	BRL	661,828	JPMorgan Chase Bank	3/6/2014	—	(10,260)	(10,260)
	USD	1,044,908	BRL	2,438,189	Morgan Stanley &
					Company, Inc.	3/6/2014	5,058	—	5,058
	USD	649,711	BRL	1,571,002	UBS AG	3/6/2014	—	(20,297)	(20,297)
	USD	2,206,621	CAD	2,411,000	Bank of America N.A.	3/20/2014	30,114	—	30,114
	USD	2,984,040	CAD	3,308,000	BNP Paribas SA	3/20/2014	—	(2,223)	(2,223)
	USD	208,964	CAD	232,000	Citibank N.A.	3/20/2014	—	(472)	(472)
	USD	15,998,348	CNY	97,794,700	UBS AG	4/22/2014	73,575	—	73,575
	USD	2,339,979	DKK	12,625,000	HSBC Bank USA	4/1/2014	4,242	—	4,242
	USD	1,332,099	EUR	986,000	Bank of America N.A.	3/4/2014	—	(28,877)	(28,877)
	USD	2,622,306	EUR	1,913,129	Barclays Bank PLC
					Wholesale	3/4/2014	—	(18,387)	(18,387)
	USD	3,680,114	EUR	2,720,000	Citibank N.A.	3/4/2014	—	(74,303)	(74,303)
	USD	22,027,471	EUR	16,125,941	Credit Suisse International	3/4/2014	—	(231,171)	(231,171)
	USD	5,814,391	EUR	4,285,000	HSBC Bank USA	3/4/2014	—	(100,196)	(100,196)
	USD	4,162,919	EUR	3,037,000	JPMorgan Chase Bank N.A.	3/4/2014	—	(29,053)	(29,053)
	USD	28,460,257	EUR	20,736,071	Bank of America N.A.	4/2/2014	—	(161,167)	(161,167)
	USD	24,431,268	GBP	14,707,000	Barclays Bank PLC
					Wholesale	3/4/2014	—	(196,353)	(196,353)
	USD	7,134,542	GBP	4,278,000	Citibank N.A.	3/4/2014	—	(29,186)	(29,186)

291

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			NET UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

	USD	4,203,458	MXN	53,663,445	Bank of America N.A.	3/6/2014	$157,276	—	$157,276
	USD	2,796,842	MXN	37,136,726	BNP Paribas SA	3/6/2014	—	($3,239)	(3,239)
	USD	1,893,256	MXN	25,347,861	Citibank N.A.	3/6/2014	—	(17,952)	(17,952)
	USD	13,209,340	MXN	175,821,433	Goldman Sachs Capital
					Markets LP	3/6/2014	—	(47,458)	(47,458)
	USD	1,480,549	MXN	19,660,206	JPMorgan Chase Bank N.A.	3/6/2014	—	(1,815)	(1,815)
	USD	5,723,942	MXN	75,610,410	Morgan Stanley &
					Company, Inc.	3/6/2014	22,976	—	22,976
	USD	80,000	MXN	1,063,360	Credit Suisse International	3/18/2014	—	(104)	(104)
	USD	1,760,000	MXN	23,565,960	Morgan Stanley &
					Company, Inc.	3/18/2014	—	(15,259)	(15,259)
	USD	1,811,757	MXN	23,766,625	BNP Paribas SA	3/20/2014	21,649	—	21,649
	USD	2,544,122	MXN	33,383,973	Goldman Sachs Capital
					Markets LP	3/20/2014	29,634	—	29,634
	USD	235,224	MXN	3,129,955	BNP Paribas SA	5/14/2014	434	—	434
	USD	843,785	MXN	11,289,000	UBS AG	5/14/2014	—	(3,045)	(3,045)
	USD	424,000	MXN	5,689,656	Credit Suisse International	5/19/2014	—	(2,650)	(2,650)
	USD	788,636	MXN	10,420,648	Deutsche Bank AG London	6/19/2014	8,998	—	8,998
	USD	778,289	MXN	10,414,284	Morgan Stanley &
					Company, Inc.	6/19/2014	—	(874)	(874)
	USD	23,556,925	MXN	312,766,834	Morgan Stanley &
					Company, Inc.	6/26/2014	169,105	—	169,105
	USD	217,057	NOK	1,335,000	Citibank N.A.	5/13/2014	—	(4,790)	(4,790)
	USD	20,258,726	NZD	24,534,352	Morgan Stanley &
					Company, Inc.	3/4/2014	—	(310,876)	(310,876)
	USD	8,867,487	NZD	10,742,648	Royal Bank of
					Scotland PLC	3/4/2014	—	(139,150)	(139,150)
	USD	29,307,214	NZD	35,277,000	Morgan Stanley &
					Company, Inc.	4/2/2014	—	(206,313)	(206,313)
	USD	450,000	RUB	16,123,500	Deutsche Bank AG London	3/26/2014	3,936	—	3,936
	USD	300,000	RUB	10,860,000	Deutsche Bank AG London	3/27/2014	—	(394)	(394)
	USD	532,425	SEK	3,456,000	Barclays Bank PLC
					Wholesale	5/13/2014	—	(5,989)	(5,989)
	USD	390,355	ZAR	4,224,031	Citibank N.A.	4/15/2014	584	—	584
	ZAR	2,461,236	USD	226,708	Morgan Stanley &
					Company, Inc.	4/15/2014	401	—	401
							$2,238,810	($2,638,472)	($399,662)

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $37.5 million to $41.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			NET UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

High Yield Fund

	USD	1,770,163	BRL	4,331,590	Citibank N.A.	4/15/2014	—	($58,080)	($58,080)
	USD	33,642,870	EUR	24,658,497	UBS AG	5/14/2014	—	(392,671)	(392,671)
	USD	6,513,528	GBP	3,972,875	UBS AG	5/14/2014	—	(135,720)	(135,720)
							—	($586,471)	($586,471)

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and as a substitute for securities purchased. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $2.0 million to $10.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

292

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Investment Quality Bond Fund

	BRL	523,000	USD	224,136	Morgan Stanley and Company
					International PLC	3/6/2014	—	($1,085)	($1,085)
	BRL	523,000	USD	223,113	UBS AG	3/6/2014	—	(62)	(62)
	USD	221,789	BRL	523,000	Morgan Stanley and Company
					International PLC	3/6/2014	—	(1,263)	(1,263)
	USD	224,136	BRL	523,000	UBS AG	3/6/2014	$1,085	—	1,085
	USD	221,498	BRL	523,000	UBS AG	4/2/2014	48	—	48
	USD	8,870,719	JPY	929,403,000	Commonwealth Bank of
					Australia Sydney	3/19/2014	—	(262,380)	(262,380)
	USD	432,485	PEN	1,218,000	JPMorgan Chase Bank	3/19/2014	—	(1,849)	(1,849)
	USD	444,276	RUB	15,814,000	JPMorgan Chase Bank	3/19/2014	6,234	—	6,234
							$7,367	($266,639)	($259,272)

Mutual Shares Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $58.7 million to $66.4 milliion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Mutual Shares Fund

	EUR	492,969	USD	670,638	Bank of America N.A.	5/15/2014	$9,797	—	$9,797
	EUR	198,740	USD	270,996	Barclays Bank PLC Wholesale	5/15/2014	3,320	—	3,320
	EUR	126,793	USD	171,586	HSBC Bank PLC	5/15/2014	3,424	—	3,424
	EUR	55,482	USD	74,951	State Street Bank and Trust Company	5/15/2014	1,630	—	1,630
	GBP	472,802	USD	786,114	Bank of America N.A.	8/19/2014	4,588	—	4,588
	GBP	83,005	USD	137,806	Barclays Bank PLC Wholesale	8/19/2014	1,009	—	1,009
	GBP	173,202	USD	287,923	HSBC Bank PLC	8/19/2014	1,736	—	1,736
	GBP	899,051	USD	1,494,303	State Street Bank and Trust Company	8/19/2014	9,248	—	9,248
	USD	7,578,825	EUR	5,628,353	Bank of America N.A.	5/15/2014	—	($189,864)	(189,864)
	USD	741,048	EUR	544,104	Barclays Bank PLC Wholesale	5/15/2014	—	(9,967)	(9,967)
	USD	475,366	EUR	347,674	HSBC Bank PLC	5/15/2014	—	(4,520)	(4,520)
	USD	631,379	EUR	460,855	State Street Bank and Trust Company	5/15/2014	—	(4,729)	(4,729)
	USD	12,010,139	EUR	8,832,541	Bank of America N.A.	7/17/2014	—	(181,579)	(181,579)
	USD	31,879	EUR	23,476	Barclays Bank PLC Wholesale	7/17/2014	—	(525)	(525)
	USD	365,940	EUR	268,824	HSBC Bank PLC	7/17/2014	—	(5,124)	(5,124)
	USD	27,040	EUR	19,751	State Street Bank and Trust Company	7/17/2014	—	(222)	(222)
	USD	7,726,535	GBP	4,625,124	Bank of America N.A.	8/19/2014	—	(8,413)	(8,413)
	USD	16,143,003	GBP	9,667,092	Barclays Bank PLC Wholesale	8/19/2014	—	(24,014)	(24,014)
	USD	50,050	GBP	30,044	Credit Suisse International	8/19/2014	—	(195)	(195)
	USD	11,670,612	GBP	6,986,717	HSBC Bank PLC	8/19/2014	—	(13,809)	(13,809)
	USD	53,669	GBP	32,221	State Street Bank and Trust Company	8/19/2014	—	(217)	(217)
	USD	918,362	KRW	988,953,589	Bank of America N.A.	8/12/2014	—	(4,531)	(4,531)
	USD	2,156,858	KRW	2,320,117,072	Credit Suisse International	8/12/2014	—	(8,281)	(8,281)
	USD	1,922,940	KRW	2,066,469,616	HSBC Bank PLC	8/12/2014	—	(5,491)	(5,491)
							$34,752	($461,481)	($426,729)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $104.9 million to $113.5 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Real Return Bond Fund

	AUD	9,181,000	USD	8,272,237	Australia and New Zealand
					Banking Group	3/4/2014	—	($79,575)	($79,575)
	BRL	6,149,034	USD	2,569,378	Barclays Capital	3/6/2014	$53,092	—	53,092
	BRL	6,149,034	USD	2,635,225	UBS AG	3/6/2014	—	(12,756)	(12,756)
	BRL	6,149,034	USD	2,524,545	UBS AG	4/2/2014	79,092	—	$79,092
	EUR	14,712,000	USD	20,192,264	Bank of America N.A.	3/4/2014	114,715	—	114,715
	GBP	639,000	USD	1,065,464	Goldman Sachs Capital Markets LP	3/12/2014	4,510	—	4,510

293

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Real Return Bond Fund, continued

	MXN	17,946,832	USD	1,358,631	Morgan Stanley & Company, Inc.	3/6/2014	—	($5,454)	($5,454)
	MXN	17,946,832	USD	1,338,916	BNP Paribas SA	5/14/2014	$7,342	—	7,342
	USD	6,248,809	AUD	7,112,000	Barclays Bank PLC Wholesale	3/4/2014	—	(97,581)	(97,581)
	USD	1,852,161	AUD	2,069,000	Citibank N.A.	3/4/2014	5,889	—	5,889
	USD	8,256,216	AUD	9,181,000	Australia and New Zealand
					Banking Group	4/2/2014	79,531	—	79,531
	USD	2,635,225	BRL	6,149,034	Barclays Capital	3/6/2014	12,756	—	12,756
	USD	2,543,025	BRL	6,149,034	UBS AG	3/6/2014	—	(79,444)	(79,444)
	USD	20,117,851	EUR	14,712,000	Deutsche Bank AG London	3/4/2014	—	(189,127)	(189,127)
	USD	20,192,220	EUR	14,712,000	Bank of America N.A.	4/2/2014	—	(114,346)	(114,346)
	USD	3,431,097	GBP	2,097,000	Barclays Bank PLC Wholesale	3/12/2014	—	(80,226)	(80,226)
	USD	1,864,892	GBP	1,128,000	HSBC Bank USA	3/12/2014	—	(23,888)	(23,888)
	USD	292,226	JPY	29,800,000	Citibank N.A.	5/13/2014	—	(700)	(700)
	USD	1,346,097	MXN	17,946,832	BNP Paribas SA	3/6/2014	—	(7,081)	(7,081)
	USD	1,600,406	NZD	1,978,000	HSBC Bank USA	3/4/2014	—	(57,950)	(57,950)
	USD	558,385	ZAR	6,042,279	Citibank N.A.	4/15/2014	836	—	836
							$357,763	($748,128)	($390,365)

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $100 million to $139.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Spectrum Income Fund

	AUD	18,000	USD	16,083	JPMorgan Chase Bank N.A.	5/20/2014	—	($103)	($103)
	AUD	44,000	USD	39,469	Morgan Stanley &
					Company International	5/20/2014	—	(409)	(409)
	BRL	10,050,000	USD	4,282,975	Royal Bank of Scotland PLC	3/6/2014	$3,197	—	3,197
	CAD	26,000	USD	23,337	JPMorgan Chase Bank N.A.	5/20/2014	100	—	100
	CAD	2,150,000	USD	1,958,739	UBS AG London	5/20/2014	—	(20,638)	(20,638)
	CHF	1,455,000	USD	1,639,764	Morgan Stanley &
					Company International	5/20/2014	15,649	—	15,649
	CLP	20,216,000	USD	36,567	Credit Suisse First
					Boston London	5/20/2014	—	(684)	(684)
	COP	999,360,000	USD	489,403	Credit Suisse First
					Boston London	5/20/2014	—	(2,668)	(2,668)
	CZK	4,478,000	USD	225,546	Barclays Capital	5/20/2014	820	—	820
	EUR	380,000	USD	519,801	Deutsche Bank AG London	3/6/2014	4,712	—	4,712
	EUR	70,000	USD	95,584	Goldman Sachs International	3/12/2014	1,036	—	1,036
	EUR	134,743	USD	183,994	Merrill Lynch International	3/12/2014	1,991	—	1,991
	EUR	60,000	USD	82,793	Goldman Sachs International	3/26/2014	24	—	24
	EUR	45,000	USD	60,774	Royal Bank of Scotland PLC	4/9/2014	1,338	—	1,338
	EUR	416,000	USD	568,063	Deutsche Bank AG London	5/20/2014	6,134	—	6,134
	EUR	2,747,540	USD	3,793,860	JPMorgan Chase Bank N.A.	5/20/2014	—	(1,484)	(1,484)
	EUR	551,511	USD	755,276	State Street Bank London	5/20/2014	5,963	—	5,963
	GBP	6,112	USD	10,174	State Street Bank London	5/20/2014	55	—	55
	HKD	4,730,000	USD	609,246	HSBC Bank PLC	3/5/2014	249	—	249
	HKD	8,275,000	USD	1,065,796	Merrill Lynch International	3/6/2014	500	—	500
	HKD	13,660,000	USD	1,761,394	Standard Chartered Bank	3/14/2014	—	(1,167)	(1,167)
	HKD	12,620,000	USD	1,626,229	Standard Chartered Bank	4/4/2014	68	—	68
	HKD	4,515,000	USD	582,335	HSBC Bank PLC	4/9/2014	—	(495)	(495)
	HKD	13,395,000	USD	1,727,478	Royal Bank of Canada (UK)	5/20/2014	—	(1,103)	(1,103)
	HUF	8,175,000	USD	36,003	JPMorgan Chase Bank N.A.	5/20/2014	245	—	245
	IDR	3,249,541,000	USD	267,012	HSBC Bank USA	5/20/2014	9,368	—	9,368
	INR	26,741,000	USD	422,149	JPMorgan Chase Bank N.A.	5/20/2014	1,169	—	1,169
	JPY	500,000,000	USD	4,886,535	Canadian Imperial Bank
					of Commerce	5/20/2014	28,500	—	28,500
	JPY	693,622,000	USD	6,781,498	JPMorgan Chase Bank N.A.	5/20/2014	36,854	—	36,854
	JPY	500,000,000	USD	4,886,511	Standard Chartered Bank	5/20/2014	28,524	—	28,524
	JPY	21,193,000	USD	207,726	State Street Bank London	5/20/2014	603	—	603
	KRW	61,746,000	USD	58,024	Deutsche Bank AG London	4/21/2014	—	(242)	(242)
	KRW	40,157,000	USD	37,148	State Street Bank London	4/21/2014	431	—	431
	KRW	564,984,000	USD	529,706	Deutsche Bank AG London	5/20/2014	—	(1,248)	(1,248)

294

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Spectrum Income Fund, continued

	MXN	3,460,000	USD	260,414	State Street Bank London	3/26/2014	$77	—	$77
	MXN	9,872,000	USD	741,280	JPMorgan Chase Bank N.A.	5/20/2014	—	($1,062)	(1,062)
	MYR	678,000	USD	203,848	Societe Generale	3/4/2014	3,080	—	3,080
	MYR	350,000	USD	106,147	Deutsche Bank AG London	5/20/2014	129	—	129
	MYR	425,000	USD	127,223	JPMorgan Chase Bank	5/20/2014	1,827	—	1,827
	NOK	7,230,000	USD	1,177,105	Credit Suisse Securities
					(Europe) Ltd.	3/6/2014	27,404	—	27,404
	NOK	7,362,000	USD	1,212,755	UBS AG London	5/20/2014	10,323	—	10,323
	NZD	352,000	USD	290,243	Deutsche Bank AG London	5/20/2014	3,140	—	3,140
	PHP	6,983,000	USD	154,252	Deutsche Bank AG London	4/16/2014	2,141	—	2,141
	PHP	1,033,000	USD	23,110	Societe Generale	4/16/2014	26	—	26
	PLN	4,920,000	USD	1,605,404	Merrill Lynch International	3/14/2014	25,930	—	25,930
	PLN	5,455,000	USD	1,797,601	Merrill Lynch International	5/20/2014	3,626	—	3,626
	RON	213,000	USD	63,811	Merrill Lynch International	4/15/2014	1,311	—	1,311
	RUB	54,984,351	USD	1,549,629	State Street Bank London	3/13/2014	—	(24,969)	(24,969)
	SEK	1,819,000	USD	280,268	UBS AG London	5/20/2014	3,086	—	3,086
	SGD	75,000	USD	59,448	Standard Chartered Bank	5/20/2014	—	(280)	(280)
	THB	3,896,000	USD	119,198	HSBC Bank PLC	5/20/2014	—	(238)	(238)
	TRY	426,000	USD	190,553	Merrill Lynch International	5/20/2014	—	(2,214)	(2,214)
	USD	851,202	AUD	945,000	Morgan Stanley &
					Company, Inc.	3/18/2014	8,726	—	8,726
	USD	2,707,064	AUD	3,038,487	State Street Bank London	5/20/2014	9,681	—	9,681
	USD	4,092,283	BRL	10,050,000	Morgan Stanley &
					Company, Inc.	3/6/2014	—	(193,887)	(193,887)
	USD	4,391,513	BRL	10,380,000	Royal Bank of Scotland PLC	4/2/2014	—	(3,609)	(3,609)
	USD	2,114,013	BRL	5,188,000	Credit Suisse London
					Branch (GFX)	5/20/2014	—	(56,600)	(56,600)
	USD	2,678,202	BRL	6,556,000	JPMorgan Chase Bank	5/20/2014	—	(64,770)	(64,770)
	USD	891,691	BRL	2,185,000	Morgan Stanley &
					Company, Inc.	5/20/2014	—	(22,493)	(22,493)
	USD	1,222,249	BRL	2,995,000	Morgan Stanley
					Company, Inc.	5/20/2014	—	(30,832)	(30,832)
	USD	85,346	BRL	205,000	UBS AG	5/20/2014	—	(425)	(425)
	USD	670,309	BRL	1,595,000	UBS AG London	5/20/2014	2,975	—	2,975
	USD	2,116,860	BRL	5,188,000	Goldman Sachs &
					Company	5/20/2014	—	(53,753)	(53,753)
	USD	567,444	CAD	630,000	Canadian Imperial
					Bank of Commerce	3/25/2014	—	(1,216)	(1,216)
	USD	23,962	CAD	26,802	JPMorgan Chase Bank N.A.	5/20/2014	—	(199)	(199)
	USD	50,123	CAD	55,636	Royal Bank of Canada (UK)	5/20/2014	—	(30)	(30)
	USD	207,151	CHF	185,696	UBS AG London	5/12/2014	—	(4,109)	(4,109)
	USD	571,790	CLP	316,114,000	Credit Suisse First
					Boston London	5/20/2014	10,697	—	10,697
	USD	521,226	CNY	3,180,000	Societe Generale	5/20/2014	3,374	—	3,374
	USD	7,745	DKK	42,000	State Street Bank London	5/20/2014	—	(28)	(28)
	USD	2,614,137	EUR	1,935,000	Barclays Capital	3/6/2014	—	(56,741)	(56,741)
	USD	374,920	EUR	274,189	Canadian Imperial
					Bank of Commerce	3/12/2014	—	(3,540)	(3,540)
	USD	16,062,526	EUR	11,671,295	Deutsche Bank AG London	3/12/2014	—	(47,276)	(47,276)
	USD	745,634	EUR	546,438	Goldman Sachs International	3/12/2014	—	(8,609)	(8,609)
	USD	205,831	EUR	152,277	Morgan Stanley & Company
					International	3/12/2014	—	(4,356)	(4,356)
	USD	131,011	EUR	96,653	Royal Bank of Canada (UK)	3/12/2014	—	(2,398)	(2,398)
	USD	2,525,746	EUR	1,840,000	Goldman Sachs International	3/26/2014	—	(13,968)	(13,968)
	USD	600,160	EUR	440,000	Royal Bank of Scotland PLC	4/9/2014	—	(7,159)	(7,159)
	USD	5,920,575	EUR	4,324,798	JPMorgan Chase Bank N.A.	5/20/2014	—	(48,859)	(48,859)
	USD	11,920,895	EUR	8,680,798	Morgan Stanley & Company
					International	5/20/2014	—	(61,040)	(61,040)
	USD	66,295	EUR	48,000	State Street Bank London	5/20/2014	41	—	41
	USD	2,495,132	GBP	1,515,000	Deutsche Bank AG London	3/13/2014	—	(41,641)	(41,641)
	USD	2,594,400	GBP	1,579,159	Goldman Sachs International	4/10/2014	—	(49,248)	(49,248)
	USD	180,755	GBP	110,853	State Street Bank London	4/10/2014	—	(4,823)	(4,823)
	USD	4,351,949	GBP	2,605,958	JPMorgan Chase Bank N.A.	5/20/2014	—	(9,348)	(9,348)
	USD	23,449	GBP	14,000	State Street Bank London	5/20/2014	18	—	18
	USD	609,465	HKD	4,730,000	Standard Chartered Bank	3/5/2014	—	(29)	(29)
	USD	1,066,242	HKD	8,275,000	Standard Chartered Bank	3/6/2014	—	(53)	(53)
	USD	209,411	HUF	47,550,000	JPMorgan Chase Bank N.A.	5/20/2014	—	(1,423)	(1,423)

295

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Spectrum Income Fund, continued

	USD	88,677	ILS	312,000	Royal Bank of Canada (UK)	5/20/2014	—	($708)	($708)
	USD	580,439	JPY	58,845,000	HSBC Bank PLC	3/5/2014	$2,220	—	2,220
	USD	574,123	JPY	58,650,000	Standard Chartered Bank	3/13/2014	—	(2,203)	(2,203)
	USD	551,452	KRW	588,454,016	HSBC Bank USA	4/21/2014	778	—	778
	USD	3,241,975	MXN	43,175,000	JPMorgan Chase Bank N.A.	5/20/2014	4,643	—	4,643
	USD	104,766	MYR	344,000	Deutsche Bank AG London	3/4/2014	—	(224)	(224)
	USD	103,262	MYR	334,000	HSBC Bank USA	3/4/2014	1,324	—	1,324
	USD	75,211	MYR	250,000	Deutsche Bank AG London	3/6/2014	—	(1,080)	(1,080)
	USD	141,408	MYR	470,000	Standard Chartered Bank	3/6/2014	—	(2,019)	(2,019)
	USD	626,082	NOK	3,795,000	Deutsche Bank AG London	3/6/2014	—	(6,161)	(6,161)
	USD	564,024	NOK	3,429,000	Deutsche Bank AG London	5/20/2014	—	(5,650)	(5,650)
	USD	512,937	PEN	1,467,000	Credit Suisse First Boston
					London	5/20/2014	—	(5,364)	(5,364)
	USD	156,219	PHP	6,983,000	Societe Generale	4/16/2014	—	(174)	(174)
	USD	2,309,768	RUB	78,096,435	State Street Bank London	3/13/2014	144,232	—	144,232
	USD	242,906	RUB	8,500,000	State Street Bank London	3/14/2014	7,251	—	7,251
	USD	856,921	THB	28,137,000	Standard Chartered Bank	5/20/2014	—	(2,217)	(2,217)
	USD	118,089	TRY	264,000	Merrill Lynch International	5/20/2014	1,372	—	1,372
	USD	187,814	ZAR	2,115,000	Deutsche Bank AG London	3/5/2014	—	(8,567)	(8,567)
	USD	351,455	ZAR	3,850,000	State Street Bank London	3/26/2014	—	(4,899)	(4,899)
	USD	203,406	ZAR	2,180,000	Royal Bank of Canada (UK)	4/3/2014	1,867	—	1,867
	USD	632,251	ZAR	6,970,000	JPMorgan Chase Bank N.A.	5/20/2014	—	(7,310)	(7,310)
	ZAR	2,115,000	USD	198,214	Royal Bank of Canada (UK)	3/5/2014	—	(1,832)	(1,832)
	ZAR	2,904,000	USD	264,469	Barclays Capital	5/20/2014	2,000	—	2,000
	ZAR	5,992,000	USD	543,536	JPMorgan Chase Bank N.A.	5/20/2014	6,284	—	6,284
							$437,113	($899,874)	($462,761)

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency, as a substitute for securities purchased and maintain diversity and liquidity of the fund. During the six months ended February 28, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $271.9 million to $465.3 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Total Return Fund

	BRL	66,487	USD	28,494	Bank of America N.A.	3/6/2014	—	($138)	($138)
	BRL	4,037,151	USD	1,730,158	Barclays Capital	3/6/2014	—	(8,375)	(8,375)
	BRL	150,521	USD	64,507	Deutsche Bank AG London	3/6/2014	—	(312)	(312)
	BRL	75,288	USD	32,265	Morgan Stanley Company, Inc.	3/6/2014	—	(156)	(156)
	BRL	4,329,447	USD	1,790,507	UBS AG	3/6/2014	$55,936	—	55,936
	CAD	2,105,000	USD	1,895,986	Citibank N.A.	3/20/2014	4,281	—	4,281
	EUR	77,685,000	USD	106,622,896	Bank of America N.A.	3/4/2014	605,737	—	605,737
	MXN	67,061,335	USD	5,029,915	BNP Paribas SA	3/6/2014	26,458	—	26,458
	MXN	29,437,100	USD	2,200,000	Deutsche Bank AG London	5/14/2014	8,185	—	8,185
	MXN	2,676,020	USD	200,000	HSBC Bank USA	5/14/2014	738	—	738
	MXN	42,832,000	USD	3,200,000	Societe Generale	5/14/2014	12,986	—	12,986
	USD	27,192	BRL	66,487	Bank of America N.A.	3/6/2014	—	(1,164)	(1,164)
	USD	1,686,926	BRL	4,037,151	Barclays Capital	3/6/2014	—	(34,857)	(34,857)
	USD	61,500	BRL	150,521	Deutsche Bank AG London	3/6/2014	—	(2,695)	(2,695)
	USD	30,800	BRL	75,288	Morgan Stanley Company, Inc.	3/6/2014	—	(1,309)	(1,309)
	USD	1,855,424	BRL	4,329,447	UBS AG	3/6/2014	8,981	—	8,981
	USD	1,777,496	BRL	4,329,447	UBS AG	4/2/2014	—	(55,688)	(55,688)
	USD	18,389,451	CAD	19,517,000	Citibank N.A.	3/20/2014	770,675	—	770,675
	USD	583,730	EUR	432,000	Barclays Bank PLC Wholesale	3/4/2014	—	(12,560)	(12,560)
	USD	14,512,055	EUR	10,589,000	Citibank N.A.	3/4/2014	—	(103,945)	(103,945)
	USD	90,625,447	EUR	66,345,000	Credit Suisse International	3/4/2014	—	(950,580)	(950,580)
	USD	205,948	EUR	151,000	JPMorgan Chase Bank N.A.	3/4/2014	—	(2,478)	(2,478)
	USD	227,926	EUR	168,000	UBS AG	3/4/2014	—	(3,965)	(3,965)
	USD	2,527,859	EUR	1,891,000	Royal Bank of Scotland PLC	3/14/2014	—	(82,271)	(82,271)
	USD	1,137,051	EUR	900,000	BNP Paribas SA	4/1/2014	—	(105,195)	(105,195)
	USD	887,145	EUR	700,000	Citibank N.A.	4/1/2014	—	(79,046)	(79,046)
	USD	106,622,662	EUR	77,685,000	Bank of America N.A.	4/2/2014	—	(603,790)	(603,790)
	USD	31,889,816	EUR	23,245,000	Barclays Bank PLC Wholesale	4/2/2014	—	(194,614)	(194,614)
	USD	5,609,848	EUR	4,200,000	Bank of America N.A.	6/2/2014	—	(187,366)	(187,366)

296

DERIVATIVE INSTRUMENTS, CONTINUED

						CONTRACTUAL			Net Unrealized
						SETTLEMENT	UNREALIZED	UNREALIZED	Appreciation/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(Depreciation)

Total Return Fund, continued

	USD	1,643,889	EUR	1,300,000	BNP Paribas SA	6/2/2014	—	($150,487)	($150,487)
	USD	1,394,800	EUR	1,100,000	Credit Suisse International	6/2/2014	—	(123,518)	(123,518)
	USD	6,146,170	EUR	4,600,000	HSBC Bank USA	6/2/2014	—	(203,159)	(203,159)
	USD	1,138,500	EUR	900,000	BNP Paribas SA	7/1/2014	—	(103,777)	(103,777)
	USD	1,012,480	EUR	800,000	BNP Paribas SA	8/1/2014	—	(91,783)	(91,783)
	USD	18,981,475	GBP	11,601,000	Barclays Bank PLC Wholesale	3/12/2014	—	(443,823)	(443,823)
	USD	23,497,441	JPY	2,396,175,000	Citibank N.A.	5/13/2014	—	(56,250)	(56,250)
	USD	5,076,750	MXN	67,061,335	Morgan Stanley &
					Company, Inc.	3/6/2014	$20,378	—	20,378
	USD	5,003,084	MXN	67,061,335	BNP Paribas SA	5/14/2014	—	(27,434)	(27,434)
							$1,514,355	($3,630,735)	($2,116,380)

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

During the six months ended February 28, 2014, Global Bond Fund and Real Return Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. Investment Quality Bond Fund used purchased options to manage duration of the fund. Health Sciences Fund used purchased options to manage against anticipated changes in securities markets and gain exposure to certain securities markets. Mutual Shares Fund used purchased options to manage against anticipated changes in securities markets and maintain diversity and liquidity of the fund. Spectrum Income Fund used purchased options to manage against anticipated currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the approximate range of market value of purchased options held by the funds during the six months ended February 28, 2014, as measured at each quarter end. At February 28, 2014 Health Science Fund and Mutual Shares Fund held no purchased options.

Fund	Market Value Range

Global Bond Fund	$902.8 thousand to $1,258.3 thousand
Health Sciences Fund	up to $1.2 thousand
Investment Quality Bond Fund	up to $81.7 thousand
Mutual Shares Fund	up to $184.1 thousand
Real Return Bond Fund	$7.9 thousand to $200.1 thousand
Spectrum Income Fund	up to $21.3 thousand

The following tables summarize the funds’ written options activities during the six months ended February 28, 2014. In addition, the tables detail how the funds used written option contracts held during the six months ended February 28, 2014.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Fund

Outstanding, beginning of period	22,184	$4,400,513
Options written	11,417	2,628,670
Option closed	(4,449)	(946,202)
Options exercised	(16,826)	(3,333,020)
Options expired	(909)	(121,290)
Outstanding, end of period	11,417	$2,628,671

Global Bond Fund

Outstanding, beginning of period	102,400,142	$1,075,276
Options written	231,054,646	1,893,888
Option closed	(12,565,990)	(39,239)
Options exercised	(47,305,838)	(397,694)
Options expired	(144,582,764)	(948,211)
Outstanding, end of period	129,000,196	$1,584,020

297

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Health Sciences Fund

Outstanding, beginning of period	2,930	$2,142,957
Options written	1,388	560,098
Option closed	(731)	(535,908)
Options exercised	(616)	(216,269)
Options expired	(2,302)	(1,603,354)
Outstanding, end of period	669	$347,524

Real Return Bond Fund

Outstanding, beginning of period	153,600,000	$1,214,103
Options written	102,600,301	350,559
Option closed	—	—
Options exercised	(30,900,000)	(121,449)
Options expired	(88,900,010)	(691,680)
Outstanding, end of period	136,400,291	$751,533

Redwood Fund

Outstanding, beginning of period	112,392	$83,029,262
Options written	77,381	58,996,898
Option closed	(56,921)	(46,173,343)
Options exercised	(37,151)	(32,821,177)
Options expired	(16,136)	(1,995,493)
Outstanding, end of period	79,565	$61,036,147

Total Return Fund

Outstanding, beginning of period	650,600,000	$2,046,320
Options written	735,100,392	3,133,318
Option closed	(7,600,038)	(27,721)
Options exercised	(257,200,000)	(792,932)
Options expired	(616,700,000)	(1,978,481)
Outstanding, end of period	504,200,354	$2,380,504

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation Value
Fund	CALLS

	Accenture PLC	$80.00	Jan 2015	291	$120,425	($218,250)
	Accenture PLC	85.00	Jan 2015	291	79,322	(141,135)
	Apache Corp.	97.50	Jan 2015	94	38,540	(12,784)
	Apache Corp.	95.00	Jan 2015	76	36,860	(13,072)
	Apache Corp.	105.00	Jan 2015	94	22,090	(6,204)
	Apache Corp.	100.00	Jan 2015	188	63,356	(20,022)
	Boeing Company	145.00	Jan 2015	138	67,038	(63,825)
	Boeing Company	150.00	Jan 2015	137	51,967	(47,950)
	Boeing Company	155.00	Jan 2015	137	39,709	(35,826)
	Danaher Corp.	82.50	Jun 2014	210	42,000	(21,525)
	Danaher Corp.	90.00	Jan 2015	210	43,470	(29,400)
	International Business Machines Corp.	185.00	Jan 2015	82	120,540	(95,530)
	International Business Machines Corp.	190.00	Jan 2015	82	100,040	(76,465)
	JPMorgan Chase & Company	70.00	Jan 2015	1,257	122,015	(73,535)
	Labarge, Inc.	57.50	May 2014	151	25,972	(35,863)
	Labarge, Inc.	60.00	May 2014	151	15,402	(20,008)
	Lowe’s Companies, Inc.	55.00	Jan 2015	544	123,336	(116,960)
	Philip Morris International, Inc.	95.00	Jan 2015	157	39,877	(7,536)
	Philip Morris International, Inc.	97.50	Jan 2015	421	95,531	(14,104)
	The Proctor & Gamble Company	85.00	Jan 2015	931	231,543	(171,304)
	The Proctor & Gamble Company	95.00	Jan 2015	148	19,616	(5,994)
	The Proctor & Gamble Company	92.50	Jan 2015	149	27,069	(9,089)
	The Proctor & Gamble Company	90.00	Jan 2015	611	104,780	(53,157)
	Simon Property Group, Inc.	180.00	Jan 2015	76	24,852	(20,596)
	Simon Property Group, Inc.	165.00	Jan 2015	77	53,669	(55,825)
	Simon Property Group, Inc.	170.00	Jan 2015	135	69,379	(71,887)
	Simon Property Group, Inc.	175.00	Jan 2015	77	32,109	(29,260)
	Texas Instruments, Inc.	45.00	Jan 2015	1,805	361,389	(533,377)
	United Technologies Corp.	120.00	Jan 2015	427	166,113	(252,997)
	United Technologies Corp.	125.00	Jan 2015	427	115,736	(169,732)
	U.S. Bancorp	45.00	Jan 2015	1,104	103,776	(102,120)
	U.S. Bancorp	45.00	Jan 2015	739	71,150	(68,357)
				11,417	$2,628,671	($2,593,689)

298

DERIVATIVE INSTRUMENTS, CONTINUED

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Alnylam Pharmaceuticals, Inc.	$95.00	Mar 2014	36	$12,492	($1,620)
	athenahealth, Inc.	160.00	Jun 2014	45	26,189	(179,550)
	Gilead Sciences, Inc.	87.50	Mar 2014	112	22,720	(6,832)
	Gilead Sciences, Inc.	85.00	Apr 2014	107	28,051	(27,660)
	Henry Schein, Inc.	120.00	Apr 2014	52	11,024	(12,740)
	Incyte Corp.	90.00	Jun 2014	46	18,262	(13,455)
	Pharmacyclics, Inc.	145.00	Mar 2014	43	50,844	(15,050)
	Pharmacyclics, Inc.	175.00	May 2014	62	39,883	(16,895)
	Regeneron Pharmaceuticals, Inc.	350.00	May 2014	28	42,755	(47,460)
	Regeneron Pharmaceuticals, Inc.	340.00	May 2014	28	53,115	(56,560)
	Valeant Pharmaceuticals International, Inc.	150.00	Mar 2014	43	14,921	(14,620)

				602	$320,256	($392,442)

	PUTS

	Catamaran Corp.	$47.50	Jul 2014	67	$27,268	($31,155)

				67	$27,268	($31,155)

Redwood Fund

The fund used written options to manage against anticipated changes in securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund	CALLS

	Abercrombie & Fitch Company, Class A	$77.50	Apr 2014	1,190	$110,626	($18,445)
	Accenture PLC	33.00	Jan 2015	3,158	811,468	(1,160,565)
	Allergan, Inc.	82.50	Jan 2015	1,158	507,150	(352,611)
	Anadarko Petroleum Corp.	950.00	Jan 2015	250	877,975	(492,500)
	Apple, Inc.	22.00	Jan 2015	2,448	296,116	(261,936)
	Bristol-Myers Squibb Company	22.50	Apr 2014	2,578	505,187	(103,120)
	Broadcom Corp., Class A	45.00	Jun 2014	1,034	198,486	(21,197)
	Cameron International Corp.	55.00	Sep 2014	902	259,736	(254,815)
	CBS Corp., Class B	17.00	Jan 2015	3,786	658,682	(60,576)
	CitiGroup, Inc.	50.00	Jan 2015	1,287	440,096	(52,767)
	CitiGroup, Inc.	75.00	Jan 2015	1,076	378,703	(228,112)
	Citrix Systems, Inc.	47.50	May 2014	971	152,406	(64,086)
	Cliffs Natural Resources, Inc.	46.50	Jan 2015	971	256,301	(232,555)
	Coach, Inc.	30.00	Aug 2014	1,426	836,991	(1,461,650)
	Coach, Inc.	60.00	May 2014	985	1,218,389	(2,299,975)
	Dish Network Corp.	87.50	Apr 2014	1,046	1,079,416	(4,147,390)
	Eaton Corp. PLC	80.00	May 2014	1,175	1,599,106	(822,500)
	eBay, Inc.	495.00	Jul 2014	260	1,774,979	(1,209,000)
	eBay, Inc.	45.00	Jan 2015	1,316	1,298,823	(1,329,160)
	Edwards Lifesciences Corp.	29.00	Aug 2014	2,688	649,035	(665,280)
	EOG Resources, Inc.	52.50	Aug 2014	1,704	1,613,600	(2,155,560)
	Estee Lauder Companies, Inc., Class A	45.00	Jan 2015	2,640	4,427,098	(5,940,000)
	Expeditors International	45.00	Jun 2014	3,686	2,838,031	(1,787,710)
	Express Scripts Holding Company	50.00	Jan 2015	902	735,984	(360,800)
	Fastenal Company	55.00	Jun 2014	927	882,452	(662,805)
	Fastenal Company	18.00	Jul 2014	1,910	1,407,578	(635,075)
	General Motors Company	50.00	May 2014	920	650,393	(156,400)
	Hasbro, Inc.	45.00	Jan 2015	485	313,771	(300,700)
	HCA Holdings, Inc.	49.00	Jun 2014	615	662,319	(630,375)
	Hertz Global Holdings, Inc.	57.50	Jan 2015	709	990,428	(1,265,565)
	Hewlett-Packard Company	46.00	Apr 2014	670	456,908	(865,975)
	Kohl’s Corporation	47.00	Apr 2014	456	259,670	(543,780)
	Las Vegas Sands Corp.	60.00	May 2014	1,374	1,081,271	(1,449,570)
	Lennar Corp., Class A	150.00	Apr 2014	313	668,888	(1,242,610)
	Mead Johnson Nutrition Company	60.00	Apr 2014	1,576	2,170,059	(1,418,400)
	Microsoft Corp.	38.00	Aug 2014	1,367	925,395	(437,440)
	Monster Beverage Corp.	55.00	Jan 2015	1,593	2,376,658	(3,424,950)
	The Procter & Gamble Company	44.00	May 2014	695	348,859	(288,425)
	Ralph Lauren Corp.	40.00	Aug 2014	699	406,783	(562,695)
	Teradata Corp.	30.00	Sep 2014	1,401	787,293	(921,158)
	Thoratec Corp.	45.00	Apr 2014	969	462,167	(978,690)
	United Rentals, Inc.	38.00	Jun 2014	4,234	3,823,086	(5,652,390)
	Urban Outfitters, Inc.	22.00	Jan 2015	2,134	1,337,909	(1,536,478)

				61,684	$43,536,271	($48,455,791)

299

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund, continued	PUTS

	American Express Company	$20.00	May 2014	3,829	$2,151,725	($3,742,848)
	AT&T, Inc.	50.00	Jul 2014	857	597,285	(591,330)
	Caterpillar, Inc.	44.25	Jan 2015	1,559	2,419,467	(6,399,695)
	Google, Inc., Class A	33.00	Jan 2015	1,504	1,397,885	(1,846,160)
	Intel Corp.	70.00	Jan 2015	568	915,578	(792,360)
	Iron Mountain, Inc.	30.00	Jan 2015	1,344	889,660	(1,149,120)
	JPMorgan Chase & Company	45.00	Mar 2014	1,296	1,551,239	(3,706,560)
	JPMorgan Chase & Company	70.00	Jan 2015	1,163	1,299,003	(1,133,925)
	Morgan Stanley	150.00	Oct 2014	303	608,098	(563,580)
	Qualcomm, Inc.	37.50	Jul 2014	1,047	1,111,854	(978,945)
	Schlumberger LTD.	27.00	Jul 2014	1,683	1,930,302	(1,741,905)
	Whole Foods Market, Inc.	65.00	Jun 2014	942	1,490,181	(2,270,220)
	Whole Foods Market, Inc.	34.00	Mar 2014	1,786	1,137,599	(642,960)

				17,881	$17,499,876	($25,559,608)

Over the Counter Options on Securities

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

			EXERCISE	EXPIRATION		NUMBER OF
FUND	NAME OF ISSUER	COUNTERPARTY	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	FNMA TBA 3.50% April 30-Year	JPMorgan Chase Bank	$101.72	Apr 2014	USD	3,000,000	$4,688	($10,028)

							$4,688	($10,028)

	PUTS

	FNMA TBA 3.50% April 30-Year	JPMorgan Chase Bank	$98.72	Apr 2014	USD	3,000,000	$7,969	($2,677)
							$7,969	($2,677)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION		NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	3-Month Euribor	$99.50	Dec 2014	EUR	71	$46,788	($59,413)
	Euro Bund	144.00	Apr 2014	EUR	29	17,199	(7,205)
	Euro Bund	144.50	Apr 2014	EUR	5	2,119	(759)
	Euro Bund	144.50	May 2014	EUR	20	15,605	(9,110)

						$81,711	($76,487)

	PUTS

	3-Month Euribor	$99.50	Dec 2014	EUR	71	$60,421	($7,963)

Real Return Bond Fund

The fund used written options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION		NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Real Return Bond Fund	CALLS
	U.S. Treasury 5-Year Note Futures	$120.00	May 2014	USD	71	$43,726	($42,156)

						$43,726	($42,156)

	PUTS

	Eurodollar Futures	97.375	Mar 2014	USD	220	$81,446	($1,375)
						$81,446	($1,375)

300

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The fund used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION		NUMBER OF
FUND	DESCRIPTION	RATE	DATE		CONTRACTS	PREMIUM	VALUE

Total Return Fund	CALLS

	U.S. Treasury 10-Year Note Futures	$125.00	May 2014	USD	67	$51,198	($59,673)

						$51,198	($59,673)

	PUTS

	Eurodollar Futures	$97.38	Mar 2014	EUR	220	$77,290	($1,375)
	U.S. Treasury 10-Year Note Futures	122.00	May 2014	USD	67	59,574	(23,031)
						$136,864	($24,406)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	U.S. Dollar versus Brazilian Real	Barclays Bank PLC	$2.55	Mar 2014	USD	1,000,000	$2,980	($3)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.50	Mar 2014	USD	1,500,000	7,200	(6)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.55	Mar 2014	USD	2,300,000	6,095	(2)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.55	Mar 2014	USD	200,000	595	(1)
	U.S. Dollar versus Indian Rupee	Bank of America N.A.	63.25	Mar 2014	USD	400,000	1,690	(1,058)
	U.S. Dollar versus Indian Rupee	UBS AG	63.25	Mar 2014	USD	400,000	1,680	(1,058)
	U.S. Dollar versus Mexican Peso	Citibank N.A.	13.45	Mar 2014	USD	3,700,000	24,439	(11,777)
	U.S. Dollar versus Mexican Peso	Citibank N.A.	13.40	Mar 2014	USD	1,100,000	10,045	(5,859)
	U.S. Dollar versus Mexican Peso	Credit Suisse International	13.55	May 2014	USD	1,200,000	21,078	(14,748)
	U.S. Dollar versus Mexican Peso	Deutche Bank AG	13.45	Mar 2014	USD	1,400,000	11,914	(2,138)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA, N.A.	13.40	Mar 2014	USD	600,000	3,930	(3,746)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Captial Group, Inc.	13.50	Mar 2014	USD	2,400,000	21,120	(1,824)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Captial Group, Inc.	13.50	Mar 2014	USD	4,400,000	37,070	(8,298)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Captial Group, Inc.	13.45	Mar 2014	USD	800,000	5,484	(2,546)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Captial Group, Inc.	13.40	Mar 2014	USD	2,400,000	18,300	(13,529)
	U.S. Dollar versus Russian Ruble	Deutche Bank AG	36.45	Mar 2014	USD	1,500,000	8,715	(13,754)
	U.S. Dollar versus Russian Ruble	Deutche Bank AG	36.90	Mar 2014	USD	1,000,000	5,640	(5,846)

							$187,975	($86,193)

	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.00	Feb 2019	USD	4,400,000	$242,590	($244,160)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	1,200,000	64,943	(64,944)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	5,600,000	141,763	(147,073)
							$449,296	($456,177)

Total Return Fund

The fund used written options to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and as a substitute for securities purchased.

			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.00	Feb 2019	USD	1,200,000	$67,020	($66,589)
							$67,020	($66,589)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

301

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	$18,865	($14,974)
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	14,676	(12,377)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.50%	Mar 2014	USD	5,800,000	21,170	(1)

									$54,711	($27,352)

	PUTS

	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$16,510	($17)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(20)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(326,521)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(527,457)

									$679,415	($854,015)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond	CALLS
Fund

	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.60%	Mar 2014	USD	6,900,000	$16,733	($4,823)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.30%	Mar 2014	USD	3,600,000	4,255	(7)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.50%	Mar 2014	USD	2,700,000	9,855	—

									$30,843	($4,830)

	PUTS

	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	2.00%	Mar 2014	USD	34,400,000	$35,914	($7,986)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.00%	Mar 2014	USD	36,700,000	85,327	(8,520)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.90%	Mar 2014	USD	3,600,000	15,374	(464)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(17)

									$339,415	($16,987)

Total Return Fund

The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	$6,380	($5,042)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(5,042)
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	25,228	(20,628)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.40%	Mar 2014	USD	7,300,000	22,630	(15)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.50%	Mar 2014	USD	11,400,000	41,610	(1)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.60%	Mar 2014	USD	7,500,000	44,625	(1)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.40%	May 2014	USD	14,900,000	38,367	(7,957)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.40%	May 2014	USD	19,500,000	47,775	(10,413)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.65%	Mar 2014	USD	4,600,000	19,780	(9)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.60%	Apr 2014	USD	8,300,000	12,450	(22,883)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	19,600,000	47,040	(52,293)
	5-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	18,600,000	47,895	(49,625)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	8,500,000	25,713	(22,678)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.49%	Apr 2014	USD	20,700,000	37,260	(23,929)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.73%	Apr 2014	USD	15,800,000	72,680	(83,408)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.75%	Jun 2014	USD	15,100,000	90,600	(117,765)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.50%	May 2014	USD	15,100,000	19,630	(22,771)

									$606,468	($444,460)

302

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.00%	Mar 2014	USD	63,100,000	$165,637	($14,649)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.00%	Mar 2014	USD	45,500,000	49,689	(10,563)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	7,230	(7)
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	30,013	(28)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(7)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.90%	Mar 2014	USD	7,300,000	116,800	(11,140)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.90%	May 2014	USD	14,900,000	126,724	(39,693)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.10%	Mar 2014	USD	14,700,000	205,116	(1)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.10%	Mar 2014	USD	4,600,000	55,200	—
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.00%	Apr 2014	USD	8,300,000	62,665	(10,865)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.40%	Jul 2014	USD	27,400,000	172,103	(68,692)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	3.05%	Jun 2014	USD	15,100,000	187,995	(126,779)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	May 2014	USD	15,100,000	95,508	(76,678)

									$1,281,485	($359,102)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund

The fund used credit default swaptions to take long position in the exposure of the benchmark credit.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	PUTS

	5-Year Credit Default Swap	BNP Paribas	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	3,000,000	$7,924	($6,916)
	5-Year Credit Default Swap	Citibank N.A.	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	3,100,000	8,061	(7,146)
	5-Year Credit Default Swap	Morgan Stanley
		Capital Services, Inc.	CDX ITRAXX	Sell	0.90%	Jun 2014	EUR	100,000	319	(231)

									$16,304	($14,293)

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	PUTS

	5-Year Credit Default Swap	Bank of America N.A.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	300,000	$1,004	($692)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,160	(1,614)
	5-Year Credit Default Swap	Citibank N.A	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	1,992	(1,614)
	5-Year Credit Default Swap	Deutsche Bank AG	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	700,000	2,333	(1,614)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN20	Sell	0.90%	Jun 2014	EUR	800,000	2,379	(1,844)
	5-Year Credit Default Swap	Morgan Stanley
		Capital Services, Inc.	ITRAXX.MAIN20	Sell	0.90%	Jun 2014		700,000	2,235	(1,614)

									$12,103	($8,992)

Total Return Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Credit Default Swap	JP Morgan Chase Bank	CDX.IG21	Sell	0.60%	Mar 2014	USD	3,700,000	$1,480	($934)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG21	Sell	0.60%	Apr 2014	USD	5,900,000	3,097	(3,347)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG21	Sell	0.60%	Apr 2014	USD	,800,000	2,400	(2,723)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG21	Sell	0.60%	Mar 2014	USD	6,500,000	3,900	(1,641)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN20	Sell	0.70%	Mar 2014	EUR	3,800,000	3,636	(5,229)

									$14,513	($13,874)

	PUTS

	5-Year Credit Default Swap	JP Morgan Chase Bank	CDX.IG21	Sell	0.90%	Jun 2014	USD	5,900,000	$7,257	($5,847)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG21	Sell	0.90%	Jun 2014	USD	1,700,000	1,998	(1,575)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG21	Sell	0.90%	Mar 2014	USD	2,600,000	3,172	(93)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN20	Sell	1.10%	Mar 2014	EUR	3,800,000	9,479	(133)

									$21,906	($7,648)

303

DERIVATIVE INSTRUMENTS, CONTINUED

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a subsitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] —	Sep 2020	USD	1,700,000	$21,930	($357)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] —	Oct 2020	USD	2,000,000	19,600	(487)
				(Index Final/Index Initial)) or $0

								$41,530	($844)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	$213,520	($3,509)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)[10] –	Jan 2018	USD	900,000	8,730	(875)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	21,750	(384)
				(Index Final/Index Initial)) or $0

								$244,000	($4,768)

Total Return Fund

The fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)10 –	Mar 2020	USD	1,600,000	$12,000	($212)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)10 –	Mar 2020	USD	4,500,000	38,060	(602)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)10 –	Apr 2020	USD	11,000,000	98,100	(1,615)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)10 –	Sep 2020	USD	4,100,000	52,890	(861)
				(Index Final/Index Initial)) or $0

								$201,050	($3,290)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at February 28, 2014, and the range of notional contract amounts held by the funds during the six months ended February 28, 2014. In addition, the tables detail how the funds used interest rate swap contracts during the six months ended February 28, 2014.

304

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended February 28, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $118.5 million to $183.7 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America	12,500,000	BRL	$7,570,020	BRL-Interbank-Deposit-	Fixed 12.935%	Jan 2017	$38,204	$45,035	$83,239
					Rate-Annualized
	Bank of America	15,800,000	BRL	4,757,640	BRL-Interbank-Deposit-	Fixed 12.85%	Jan 2021	(18,935)	93,227	74,292
					Rate-Annualized
	Barclays Bank	26,400,000	MXN	1,981,154	MXN-TIIE-Banxico	Fixed 6.80%	Dec 2023	(14,633)	37,848	23,215
	BNP Paribas	21,500,000	BRL	13,020,435	BRL-Interbank-Deposit-	Fixed 12.935%	Jan 2017	47,643	95,528	143,171
					Rate-Annualized
	BNP Paribas	36,700,000	MXN	2,750,625	MXN-TIIE-Banxico	Fixed 6.80%	Dec 2023	(23,922)	56,287	32,365
	Deutsche Bank AG	10,400,000	BRL	3,131,611	BRL-Interbank-Deposit-	Fixed 12.85%	Jan 2021	1,322	47,579	48,901
					Rate-Annualized
	Goldman Sachs Bank USA	27,400,000	BRL	8,250,591	BRL-Interbank-Deposit-	Fixed 12.85%	Jan 2021	(43,617)	172,452	128,835
					Rate-Annualized
	Goldman Sachs Bank USA	54,200,000	MXN	4,062,971	MXN-TIIE-Banxico	Fixed 6.80%	Dec 2023	(11,839)	59,601	47,762
	Goldman Sachs Bank USA	2,800,000	MXN	214,984	MXN-TIIE-Banxico	Fixed 6.77%	Dec 2023	(69)	2,011	1,942
	HSBC Bank	25,500,000	BRL	15,442,841	BRL-Interbank-Deposit-	Fixed 12.935%	Jan 2017	8,893	160,915	169,808
					Rate-Annualized
	HSBC Bank	40,400,000	MXN	3,061,313	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(46,938)	21,197	(25,741)
	HSBC Bank	22,000,000	MXN	1,682,099	MXN-TIIE-Banxico	Fixed 6.8%	Dec 2023	331	18,967	19,298
	JPMorgan Chase Bank	11,200,000	BRL	3,372,504	BRL-Interbank-Deposit-	Fixed 12.85%	Jan 2021	—	52,662	52,662
					Rate-Annualized
	JPMorgan Chase Bank	16,700,000	MXN	1,271,679	MXN-TIIE-Banxico	Fixed 6.80%	Dec 2023	(8,867)	23,470	14,603
	JPMorgan Chase Bank	9,600,000	MXN	$723,941	MXN-TIIE-Banxico	Fixed 7.380%	Feb 2029	809	(538)	271
	Morgan Stanley Capital	21,700,000	BRL	13,141,555	BRL-Interbank-Deposit-	Fixed 12.935%	Jan 2017	(12,155)	156,658	144,503
	Services, Inc.				Rate-Annualized
	UBS AG Stamford	22,600,000	BRL	13,686,596	BRL-Interbank-Deposit-	Fixed 12.935%	Jan 2017	52,561	97,935	150,496
					Rate-Annualized
	UBS AG Stamford	5,900,000	BRL	1,776,587	BRL-Interbank-Deposit-	Fixed 12.85%	Jan 2021	950	26,792	27,742
					Rate-Annualized
	Exchange Cleared Swaps

		300,000	EUR	410,565	Fixed 2.00%	EUR-EURIBOR-Reuters	Sep 2024	1,352	(1,441)	(89)
		4,100,000	GBP	6,821,373	Fixed 3.50%	GBP-LIBOR-BBA	Sep 2044	(100,380)	(96,005)	(196,385)
		1,360,000,000	JPY	13,806,246	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(117,646)	90,906	(26,740)
		24,300,000	USD	24,300,000	USD-LIBOR-BBA	Fixed 3.00%	Jun 2023	(1,358,516)	348,924	(1,009,592)
		16,400,000	USD	16,400,000	Fixed 3.00%	USD-LIBOR-BBA	Jun 2024	53,145	(210,929)	(157,784)
		3,400,000	USD	3,400,000	USD-LIBOR-BBA	Fixed 4.50%	Jun 2024	(18,180)	64,454	46,274

				$165,037,330				($1,570,487)	$1,363,535	($206,952)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes. During the six months ended February 28, 2014, the fund held interest rate swaps with total USD notional amounts ranging up to approximately $3.4 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JP Morgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	FIXED 4.3175%	3 Month LIBOR	Dec 2028	—	($382,023)	($382,023)
	JP Morgan Chase Bank, N.A.	925,000	USD	925,000	FIXED 3.425%	3 Month LIBOR	Jul 2039	—	12,582	12,582

				$3,405,000				—	($369,441)	($369,441)

305

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. During the six months ended February 28, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $77.5 million to $103.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays	2,400,000	AUD	$2,161,035	AUD-BBR-BBSW	Fixed 4.00%	Jun 2019	$2,469	$24,460	$26,929
	Deutsche Bank	2,100,000	AUD	1,896,091	AUD-BBR-BBSW	Fixed 4.00%	Jun 2019	2,566	20,997	23,563
	Morgan Stanley Capital Services, Inc.	11,092,616	BRL	7,722,008	BRL-Interbank-Deposit-	Fixed 10.91%	Jan 2017	(7,916)	(105,645)	(113,561)
					Rate-Annualized
	UBS AG	44,957,246	BRL	29,812,770	BRL-Interbank-Deposit-	Fixed 8.15%	Jan 2017	(61,614)	(2,150,653)	(2,212,267)
					Rate-Annualized
	Exchange Traded

		1,140,000,000	JPY	11,551,936	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(83,416)	(227,097)	(310,513)
		500,000	EUR	683,675	Fixed 2.00%	EUR-EURIBOR-	Jan 2024	(4,046)	(8,016)	(12,062)
						Reuters
		9,700,000	USD	9,700,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	561,366	933,820	1,495,186
		18,700,000	USD	18,700,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	849,766	(692,289)	157,477

				$82,227,515				$1,259,175	($2,204,423)	($945,248)

Total Return Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. During the six months ended February 28, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $630.8 million to $1.1 billion, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	916,083	BRL	$644,522	BRL-Interbank-	Fixed 8.86%	Jan 2017	$1,017	($32,976)	($31,959)
					Deposit-Rate-
					Annualized
	Bank of America N.A.	12,000,000	MXN	897,263	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,131)	13,047	9,916
	Bank of America N.A.	8,700,000	MXN	673,609	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	(10,892)	(31,749)	(42,641)
	Barclays Bank Plc	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	2,502	17,480	19,982
	Barclays Bank Plc	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(6,345)	89,596	83,251
	Barclays Bank PLC	3,300,000	MXN	255,989	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(8,803)	(6,047)	(14,850)
	Barclays Bank PLC	7,600,000	MXN	589,456	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(12,296)	(11,536)	(23,832)
	BNP Paribas	3,700,000	MXN	291,440	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(4,425)	(12,225)	(16,650)
	Deutsche Bank AG	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(4,468)	13,558	9,090
	Deutsche Bank AG	7,500,000	MXN	587,811	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(11,769)	(21,981)	(33,750)
	Goldman Sachs	1,047,662	BRL	743,679	BRL-Interbank-	Fixed 9.095%	Jan 2017	—	(38,020)	(38,020)
					Deposit-Rate-
					Annualized
	Goldman Sachs	659,343	BRL	439,367	BRL-Interbank-	Fixed 10.63%	Jan 2017	264	(10,471)	(10,207)
					Deposit-Rate-
					Annualized
	Goldman Sachs	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,105)	12,195	9,090
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(17,862)	(17,238)	(35,100)
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	24,631	189,321	213,952
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(7,292)	100,032	92,740
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(28,881)	(12,833)	(41,714)
	HSBC Bank USA	70,000,000	MXN	5,429,197	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(96,360)	51,760	(44,600)
	HSBC Bank USA	9,400,000	MXN	740,459	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(14,413)	(27,887)	(42,300)
	JP Morgan Chase Bank, N.A.	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,651)	12,741	9,090
	JP Morgan Chase Bank, N.A.	8,100,000	MXN	610,305	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(35,765)	10,365	(25,400)
	Morgan Stanley Capital Services Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	936	17,028	17,964
	Morgan Stanley Capital Services Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(2,245)	25,200	22,955
	Morgan Stanley Capital Services Inc.	46,000,000	MXN	3,567,758	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(64,305)	34,996	(29,309)
	Morgan Stanley Capital Services Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	67,560	(25,548)	42,012
	Morgan Stanley Capital Services Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	(47,264)	(118,398)	(165,662)
	Societe Generale	22,000,000	MXN	1,644,983	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,618)	21,797	18,179

306

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Exchange Cleared Swaps

		245,100,000	USD	$245,100,000	3 Month LIBOR	Fixed 1.5%	Mar 2016	$1,494,993	$541,543	$2,036,536
		214,200,000	USD	214,200,000	USD-LIBOR-BBA	Fixed 1.5%	Dec 2016	148,778	210,435	359,213
		289,600,000	USD	289,600,000	USD-LIBOR-BBA	Fixed 3%	Sep 2017	2,865,698	(261,615)	2,604,083
		104,100,000	USD	104,100,000	Federal Fund	Fixed 1.00%	Oct 2017	(122,697)	(641,709)	(764,406)
					Effective Rate US
		2,010,000,000	JPY	20,229,469	Fixed 1.00%	JPY-LIBOR-	Sep 2023	100,677	(648,161)	(547,484)
						BBA
		170,000,000	USD	170,000,000	Fixed 2.75%	3 Month	Jun 2043	11,439,728	14,764,565	26,204,293
						Libor
		34,900,000	USD	34,900,000	Fixed 3.50%	3 Month	Dec 2043	1,723,938	(1,430,037)	293,901
						Libor

				$1,128,849,688				$17,361,135	$12,777,228	$30,138,363

The following are abbreviations for the table above:

CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dealer Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at February 28, 2014, and the range of notional contract amounts held by the funds during six months ended February 28, 2014. In addition, the tables detail how the funds used credit default swap contracts as buyer of protection during the six months ended February 28, 2014.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $10.7 million to $16.7 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	CBS Corp.	1,800,000	USD	$1,800,000	(1.000)%	Jun 2019	$124,214	($162,016)	($37,802)
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(63,685)	(63,685)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	(39,990)	(39,990)
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	(8,037)	(8,037)
	Deutsche Bank Ag	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	3,059	(5,942)	(2,883)
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	—	(269,201)	(269,201)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	19,024	(37,536)	(18,512)

					$10,700,000			$146,297	($586,407)	($440,110)

High Yield Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $14.6 million to $41.4 million, as measured at each quarter end.

							UNAMORTIZED
					(PAY)/		UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
	Exchange Cleared Swaps

	CDX.NA.HY.21	41,420,000	USD	$41,420,000	(5.000)%	Dec 2018	($2,435,458)	($1,319,812)	($3,755,270)

				$41,420,000			($2,435,458)	($1,319,812)	($3,755,270)

307

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from $20.4 million to $54.5 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	ABX.HE.AAA.06-1	1,152,203	USD	$1,152,203	(0.180)%	Jul 2045	$98,516	($56,953)	$41,563
	Goldman Sachs International	ABX.HE.AAA.06-2	283,747	USD	283,747	(0.110)%	May 2046	69,856	(2,115)	67,741
	Goldman Sachs International	ABX.HE.PENAAA.06-2	370,145	USD	370,145	(0.110)%	May 2046	88,164	(29,212)	58,952
	Goldman Sachs International	CMBX.NA.A.1	294,014	USD	294,014	(0.350)%	Oct 2052	127,434	(26,148)	101,286
	Goldman Sachs International	CMBX.NA.AA.2	1,630,732	USD	1,630,732	(0.150)%	Mar 2049	578,989	(95,962)	483,027
	Goldman Sachs International	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	52,189	(36,251)	15,938
	Goldman Sachs International	CMBX.NA.AM.4	320,000	USD	320,000	(0.500)%	Feb 2051	48,384	(31,202)	17,182
	Goldman Sachs International	CMBX.NA.AS.7	430,000	USD	430,000	(1.000)%	Jan 2047	10,391	(1,380)	9,011
	JP Morgan Chase	ABX.HE.AA.06-1	689,555	USD	689,555	(0.320)%	Jul 2045	176,866	(2,860)	174,006
	JP Morgan Chase	ABX.HE.AAA.06-1	1,385,510	USD	1,385,510	(0.180)%	Jul 2045	30,942	19,057	49,999
	JP Morgan Chase	ABX.HE.PENAAA.06-2	832,383	USD	832,383	(0.110)%	May 2046	175,271	(42,696)	132,575
	JP Morgan Chase	ABX.HE.PENAAA.07-1	785,635	USD	785,635	(0.090)%	Aug 2037	322,618	(73,003)	249,615
	JP Morgan Chase	CMBX.NA.A.1	1,061,442	USD	1,061,442	(0.350)%	Oct 2052	419,078	(53,536)	365,542
	JP Morgan Chase	CMBX.NA.AA.1	1,870,000	USD	1,870,000	(0.250)%	Oct 2052	391,070	(67,688)	323,382
	JP Morgan Chase	CMBX.NA.AA.2	425,830	USD	425,830	(0.150)%	Mar 2049	150,561	(24,425)	126,136
	JP Morgan Chase	CMBX.NA.AJ.1	105,000	USD	105,000	(0.840)%	Oct 2052	6,667	(3,481)	3,186
	JP Morgan Chase	CMBX.NA.AJ.4	24,897	USD	24,897	(0.960)%	Feb 2051	6,265	(1,265)	5,000
	JP Morgan Chase	CMBX.NA.AM.2	1,040,000	USD	1,040,000	(0.500)%	Mar 2049	59,134	(41,448)	17,686
	JP Morgan Chase	CMBX.NA.AM.4	15,000	USD	15,000	(0.500)%	Feb 2051	1,240	(441)	799
	Morgan Stanley & Co. International	ABX.HE.AAA.06-1	658,986	USD	658,986	(0.180)%	Jul 2045	64,997	(41,226)	23,771
	Limited
	Morgan Stanley & Co. International	ABX.HE.PENAAA.06-2	889,056	USD	889,056	(0.110)%	May 2046	186,986	(45,389)	141,597
	Limited
	Morgan Stanley & Co. International	CMBX.NA.A.1	159,465	USD	159,465	(0.350)%	Oct 2052	64,675	(9,740)	54,935
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AA.1	1,985,000	USD	1,985,000	(0.250)%	Oct 2052	426,528	(83,061)	343,467
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AA.2	329,050	USD	$329,050	(0.150)%	Mar 2049	118,172	($20,717)	$97,455
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AJ.1	470,000	USD	470,000	(0.840)%	Oct 2052	32,127	(17,793)	14,334
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AJ.4	512,883	USD	512,883	(0.960)%	Feb 2051	192,270	(88,867)	103,403
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AM.2	320,000	USD	320,000	(0.500)%	Mar 2049	15,421	(9,966)	5,455
	Limited
	Morgan Stanley & Co. International	CMBX.NA.AM.4	10,000	USD	10,000	(0.500)%	Feb 2051	2,418	(1,881)	537
	Limited
	Exchange Cleared Swaps

		ITRAXX-XOVERS20V1-5Y	1,055,000	EUR	1,456,217	(5.000)%	Dec 2018	(128,683)	(38,514)	(167,197)

					$20,441,750			$3,788,546	($928,163)	$2,860,383

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $2.1 million to $4.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($978)	($1,761)	($2,739)
	Citibank N.A	GATX Corporation	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(20,263)	(20,263)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(42,351)	(42,351)

					$2,095,000			($978)	($64,375)	($65,353)

308

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $99.2 thousand to $638.0 thousand, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	100,000	EUR	$138,030	(1.000)%	Jun 2017	($684)	($6,426)	($7,110)
	JPMorgan Chase Bank, N.A.	CDX-HY-CDSI-S21-5YR	500,000	USD	500,000	(3.000)%	Dec 2018	(30,469)	(14,863)	(45,332)

					$638,030			($31,153)	($21,289)	($52,442)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at February 28, 2014, and range of notional contract amounts held by the funds during six months ended

February 28, 2014. In addition, the tables detail how the funds used credit default swap contracts as seller of protection during the six months ended February 28, 2014.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $13.3 million to $36.0 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Federative Republic of Brazil	1.68%	200,000	USD	$200,000	1.00%	Mar 2019	($9,505)	$3,389	($6,116)
	Bank of America N.A.	Japan	0.41%	5,400,000	USD	5,400,000	1.00%	Jun 2018	86,957	60,178	147,135
	Bank of America N.A.	Russian Federation	1.89%	2,000,000	USD	2,000,000	1.00%	Mar 2019	(85,251)	3,908	(81,343)
	Barclays Bank	People’s Republic of China	0.91%	400,000	USD	400,000	1.00%	Mar 2019	(572)	3,197	2,625
	Citi Bank N.A.	Federative Republic of Brazil	1.68%	2,100,000	USD	2,100,000	1.00%	Mar 2019	(85,889)	21,676	(64,213)
	Deutsche Bank AG	Federative Republic of Brazil	1.68%	1,100,000	USD	1,100,000	1.00%	Mar 2019	(49,192)	15,556	(33,636)
	Deutsche Bank AG	People’s Republic of China	0.91%	500,000	USD	500,000	1.00%	Mar 2019	239	3,043	3,282
	Dutsche Bank AG	Republic of Italy	1.48%	3,600,000	USD	3,600,000	1.00%	Mar 2019	(91,035)	16,512	(74,523)
	Goldman Sachs International	Federative Republic of Brazil	1.68%	100,000	USD	100,000	1.00%	Mar 2019	(4,332)	1,274	(3,058)
	Goldman Sachs International	Japan	0.41%	5,400,000	USD	5,400,000	1.00%	Jun 2018	82,996	64,139	147,135
	HSBC Bank	Russian Federation	1.89%	1,000,000	USD	1,000,000	1.00%	Mar 2019	(40,805)	134	(40,671)
	JPMorgan Chase Bank	Federative Republic of Brazil	1.68%	3,600,000	USD	3,600,000	1.00%	Mar 2019	(135,238)	24,992	(110,246)
	JPMorgan Chase Bank	People’s Republic of China	0.91%	900,000	USD	900,000	1.00%	Mar 2019	3,019	2,888	5,907
	Morgan Stanley Capital	Federative Republic of Brazil	1.68%	6,200,000	USD	6,200,000	1.00%	Mar 2019	(285,794)	96,156	(189,638)
	Services, Inc.
	Morgan Stanley Capital	Japan	0.41%	2,500,000	USD	2,500,000	1.00%	Jun 2018	38,094	30,024	68,118
	Services, Inc.
	Morgan Stanley Capital	People’s Republic of China	0.91%	600,000	USD	600,000	1.00%	Mar 2019	862	3,076	3,938
	Services, Inc.

						$35,600,000			($575,446)	$350,142	($225,304)

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark caredit and to gain exposure to a credit index. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging up to approximately $33.5 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREADS AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	CDX-EMS20V1-5Y	B3	690,000	USD	$690,000	5.000%	Dec 2018	$54,073	$11,911	$65,984
	Goldman Sachs International	CMBX.NA.AAA.6	Caa1	1,895,000	USD	1,895,000	0.500%	May 2063	(47,875)	2,869	(45,006)
	Goldman Sachs International	CMBX.NA.BB.6	B3	450,000	USD	450,000	5.000%	May 2063	(7,338)	838	(6,500)
	Goldman Sachs International	CMBX.NA.BB.7	C	630,000	USD	630,000	5.000%	Jan 2047	(38,711)	11,104	(27,607)

309

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund, continued
	Goldman Sachs International	CMBX.NA.BBB-.6	Aaa	775,000	USD	$775,000	3.000%	May 2063	$2,914	($15,258)	($12,344)
	Goldman Sachs International	CMBX.NA.BBB-.7	Aaa	730,000	USD	730,000	3.000%	Jan 2047	(45,266)	13,686	(31,580)
	JP Morgan Chase	CMBX.NA.AAA.6	Ba2	2,450,000	USD	2,450,000	0.500%	May 2063	(67,581)	10,139	(57,442)
	JP Morgan Chase	CMBX.NA.BB.6	Baa2	880,000	USD	880,000	5.000%	May 2063	(7,587)	(1,580)	(9,167)
	JP Morgan Chase	PRIMEX.ARM.1	C	6,286	USD	6,286	4.420%	Jun 2036	636	31	667
	JP Morgan Chase	PRIMEX.ARM.2	Ba2	53,242	USD	53,242	4.580%	Dec 2037	1,552	671	2,223
	JP Morgan Chase	PRIMEX.FRM.1	Baa3	113,383	USD	113,383	4.420%	Jul 2036	11,372	638	12,010
	Morgan Stanley & Co.	CMBX.NA.AAA.6	A2	4,405,000	USD	4,405,000	0.500%	May 2063	(99,452)	(3,965)	(103,417)
	International Limited
	Morgan Stanley & Co.	CMBX.NA.BB.6	Aaa	765,000	USD	765,000	5.000%	May 2063	2,619	(13,669)	(11,050)
	International Limited
	Morgan Stanley & Co.	PRIMEX.ARM.1	B3	133,261	USD	133,261	4.420%	Jun 2036	4,159	9,976	14,135
	International Limited
	Morgan Stanley & Co.	PrimeX.ARM.2	Ba2	1,129,595	USD	1,129,595	4.580%	Dec 2037	(63,215)	107,915	44,700
	International Limited
	Exchange Cleared Swaps

		CDX-NAHYS21V1-5Y	Baa3	2,625,000	USD	2,625,000	5.000%	Dec 2018	(179,010)	(58,981)	(237,991)
		CDX-NAIGS21V1-5Y	B3	16,290,000	USD	16,290,000	1.000%	Dec 2018	(223,917)	(84,246)	(308,163)
		ITRAXX-EUROPES20V1-5Y	A1	725,000	EUR	1,000,718	1.000%	Dec 2018	12,932	2,913	15,845

						$35,021,485			($689,695)	($5,008)	($694,703)

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $400.0 thousand to $5.0 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREADS AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America	Federative Republic of Brazil	1.68%	100,000	USD	$100,000	1.000%	Mar 2019	($5,064)	$2,006	($3,058)
	Deutsche Bank	Federative Republic of Brazil	1.68%	1,900,000	USD	1,900,000	1.000%	Mar 2019	(94,513)	36,415	(58,098)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A	1.25%	400,000	USD	400,000	1.000%	Sep 2015	(3,473)	2,727	(746)
		Petrobras
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.68%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(130,499)	50,997	(79,502)

						$5,000,000			($233,549)	$92,145	($141,404)

Spectrum Income Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $780.0 thousand to $960.0 thousand, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREADS AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	MBLA, Inc.	0.70%	130,000	USD	$130,000	5.000%	Jun 2014	$1,677	$1,341	$3,018
	JPMorgan Chase Bank, N.A.	MBLA, Inc.	0.70%	550,000	USD	550,000	5.000%	Jun 2014	7,129	5,640	12,769
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	4.52%	75,000	USD	$75,000	1.000%	Mar 2016	(5,100)	4,211	(889)
	JPMorgan Chase Bank, N.A.	Humana, Inc .	0.74%	180,000	USD	180,000	4.000%	Dec 2018	1,071	1,470	2,541

						$935,000			$4,777	$12,662	$17,439

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased. During the six months ended February 28, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $126.9 million to $368.0 million, as measured at each quarter end.

310

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREADS AND/OR			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 2-28-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Berkshire Hathaway Inc.	0.16%	1,800,000	USD	$1,800,000	1.00%	Mar 2015	($6,559)	$26,192	$19,633
	Bank of America N.A.	People’s Republic of China	0.25%	500,000	USD	500,000	1.00%	Jun 2015	2,199	3,736	5,935
	Bank of America N.A.	People’s Republic of China	0.25%	1,500,000	USD	1,500,000	1.00%	Jun 2015	6,288	11,517	17,805
	Bank of America N.A.	United Mexican States	0.29%	500,000	USD	500,000	1.00%	Sep 2015	(286)	6,814	6,528
	Bank of America N.A.	Metlife, Inc.	0.28%	1,700,000	USD	1,700,000	1.00%	Dec 2015	(22,255)	47,851	25,596
	Bank of America N.A.	Prudential Financial, Inc.	0.23%	2,400,000	USD	2,400,000	1.00%	Dec 2015	(25,221)	63,586	38,365
	Bank of America N.A.	Citigroup Inc.	0.46%	1,800,000	USD	1,800,000	1.00%	Sep 2016	18,223	10,104	28,327
	Bank of America N.A.	Republic of Indonesia	1.00%	1,800,000	USD	1,800,000	1.00%	Sep 2016	(13,735)	17,305	3,570
	Bank of America N.A.	CMBX.NA.AAA Indices	Aaa	2,100,000	USD	2,100,000	0.50%	May 2063	(90,160)	40,286	(49,874)
	Barclays Bank PLC	Federative Republic of Brazil	0.50%	500,000	USD	500,000	1.00%	Jun 2015	(1,800)	6,096	4,296
	Barclays Bank PLC	General Electric Capital	0.40%	1,800,000	USD	1,800,000	1.00%	Sep 2016	16,844	14,520	31,364
		Corporation
	BNP Paribas	United States of America	0.30%	5,100,000	EUR	7,150,709	0.25%	Mar 2016	(31,599)	27,249	(4,350)
	Citibank N.A	United Mexican States	0.24%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(4,727)	14,767	10,040
	Citibank N.A	People’s Republic of China	0.25%	400,000	USD	400,000	1.00%	Jun 2015	1,660	3,088	4,748
	Citibank N.A.	Federative Republic of Brazil	0.59%	1,000,000	USD	1,000,000	1.00%	Sep 2015	(4,837)	13,275	8,438
	Citibank N.A.	United Mexican States	0.29%	700,000	USD	700,000	1.00%	Sep 2015	(3,276)	12,415	9,139
	Citibank N.A.	Metlife, Inc.	0.28%	2,500,000	USD	2,500,000	1.00%	Dec 2015	(32,728)	70,369	37,641
	Citibank N.A.	Federative Republic of Brazil	1.68%	700,000	USD	700,000	1.00%	Mar 2019	(29,547)	8,143	(21,404)
	Credit Suisse International	Federative Republic of Brazil	0.50%	4,300,000	USD	4,300,000	1.00%	Jun 2015	(14,990)	51,932	36,942
	Credit Suisse International	Federative Republic of Brazil	0.59%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(7,162)	23,195	16,033
	Credit Suisse International	United Mexican States	0.84%	800,000	USD	800,000	1.00%	Dec 2018	(1,560)	9,274	7,714
	Deutsche Bank AG	United Mexican States	0.24%	700,000	USD	700,000	1.00%	Mar 2015	(3,309)	10,337	7,028
	Deutsche Bank AG	Federative Republic of Brazil	0.50%	1,700,000	USD	1,700,000	1.00%	Jun 2015	(4,694)	19,299	14,605
	Deutsche Bank AG	Federative Republic of Brazil	0.50%	500,000	USD	500,000	1.00%	Jun 2015	(1,203)	5,499	4,296
	Deutsche Bank AG	General Electric Capital	0.34%	1,000,000	USD	1,000,000	1.00%	Sep 2015	9,559	2,783	12,342
		Corporation
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.33%	900,000	USD	900,000	1.00%	Sep 2016	11,881	5,424	17,305
	Deutsche Bank AG	JPMorgan Chase & Co.	0.37%	1,800,000	USD	1,800,000	1.00%	Sep 2016	19,605	13,193	32,798
	Deutsche Bank AG	Federative Republic of Brazil	1.68%	300,000	USD	300,000	1.00%	Mar 2019	(12,800)	3,627	(9,173)
	Goldman Sachs	Berkshire Hathaway Inc.	0.16%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(3,644)	14,551	10,907
	Goldman Sachs	Federative Republic of Brazil	0.50%	500,000	USD	500,000	1.00%	Jun 2015	(1,682)	5,978	4,296
	Goldman Sachs	CDX.NA.IG.9-V4	0.13%	868,049	USD	868,049	0.55%	Dec 2017	—	14,748	14,748
	Goldman Sachs International United Mexican States		0.42%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(2,612)	21,215	18,603
	HSBC Bank USA	Federative Republic of Brazil	0.59%	700,000	USD	700,000	1.00%	Sep 2015	(2,168)	8,075	5,907
	HSBC Bank USA	Federative Republic of Brazil	0.50%	1,300,000	USD	1,300,000	1.00%	Jun 2015	(9,041)	20,210	11,169
	HSBC Bank USA	United Mexican States	0.42%	200,000	USD	200,000	1.00%	Sep 2016	912	2,470	3,382
	HSBC Bank USA	United Mexican States	0.45%	100,000	USD	100,000	1.00%	Dec 2016	885	850	1,735
	JP Morgan Chase Bank, N.A.	Federative Republic of Brazil	0.59%	8,800,000	USD	8,800,000	1.00%	Sep 2015	(36,440)	110,696	74,256
	JP Morgan Chase Bank, N.A.	United Mexican States	0.42%	200,000	USD	200,000	1.00%	Sep 2016	951	2,431	3,382
	JP Morgan Chase Bank, N.A.	Federative Republic of Brazil	0.92%	900,000	USD	900,000	1.00%	Sep 2016	(2,732)	6,267	3,535
	JP Morgan Chase Bank, N.A.	United Mexican States	0.45%	1,300,000	USD	1,300,000	1.00%	Dec 2016	16,002	6,552	22,554
	JP Morgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.13%	1,928,998	USD	1,928,998	0.55%	Dec 2017	—	33,157	33,157
	JP Morgan Chase Bank, N.A.	United Mexican States	0.84%	2,400,000	USD	2,400,000	1.00%	Dec 2018	(5,505)	28,646	23,141
	Morgan Stanley Capital	Republic of Indonesia	1.00%	1,400,000	USD	1,400,000	1.00%	Sep 2016	(10,353)	13,130	2,777
	Services Inc.
	Morgan Stanley Capital	United Mexican States	0.42%	2,400,000	USD	2,400,000	1.00%	Sep 2016	(5,141)	45,730	40,589
	Services Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	0.50%	500,000	USD	500,000	1.00%	Jun 2015	(1,218)	5,514	4,296
	Services Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	0.59%	9,900,000	USD	9,900,000	1.00%	Sep 2015	(41,583)	125,121	83,538
	Services Inc.
	Royal Bank of Scotland PLC	People’s Republic of China	0.25%	900,000	USD	900,000	1.00%	Jun 2015	3,847	6,836	10,683
	Royal Bank of Scotland PLC	United Mexican States	0.29%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(6,616)	31,423	24,807
	Royal Bank of Scotland PLC	People’s Republic of China	0.41%	1,300,000	USD	1,300,000	1.00%	Jun 2016	6,288	14,131	20,419
	Societe Generale Paris	United Kingdom of Great	0.06%	3,200,000	USD	3,200,000	1.00%	Mar 2015	2,814	35,574	38,388
		Britain and Northern Ireland
	UBS AG	Berkshire Hathaway Inc.	0.16%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(3,738)	14,645	10,907
	UBS AG	People’s Republic of China	0.41%	300,000	USD	300,000	1.00%	Jun 2016	1,484	3,228	4,712
	UBS AG	Republic of Indonesia	1.00%	600,000	USD	600,000	1.00%	Sep 2016	(4,722)	5,912	1,190
	UBS AG	United Mexican States	0.42%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(2,406)	21,009	18,603
	Exchange Cleared Swaps

	Centrally Clear Swap	CDX.NA.IG.21	0.63%	5,000,000	USD	5,000,000	1.00%	Dec 2018	82,848	11,738	94,586

						$94,547,756			($249,759)	$1,151,713	$901,954

311

DERIVATIVE INSTRUMENTS, CONTINUED

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the fund held as of February 28, 2014.

Real Return Bond Fund

The fund used inflation swaps to take a long position on current versus future inflation expectations. During the six months ended February 28, 2014, the fund held inflation swaps with total USD notional amounts ranging from approximately $73.3 million to $129.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America	2,800,000	EUR	$3,749,130	FRC-EXT-CPI	Fixed 1.950%	Jul 2021	($17,573)	$148,228	$130,655
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	3,211	2,660
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	20,092	(370,006)	(349,914)
	BNP Paribas	1,100,000	EUR	1,436,775	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	5,357	81,297	86,654
	BNP Paribas	300,000	EUR	400,844	FRC-EXT-CPI	Fixed 2.100%	Jul 2021	(2,549)	28,468	25,919
	BNP Paribas	2,800,000	EUR	3,775,170	FRC-EXT-CPI	Fixed 1.950%	Jul 2021	29,426	101,229	130,655
	BNP Paribas	4,000,000	USD	4,000,000	Fixed 2.500%	USA-CPI-U	Jul 2022	32,313	(139,857)	(107,544)
	BNP Paribas	4,400,000	EUR	5,967,378	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	18,618	210,905	229,523
	Citi Bank NA	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	1,918	(269,783)	(267,865)
	Citi Bank NA	500,000	EUR	650,175	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	7,802	31,586	39,388
	Citi Bank NA	500,000	EUR	676,025	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	6,355	19,727	26,082
	Credit Sussie International	400,000	EUR	522,400	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	627	30,884	31,511
	Deutsche Bank AG	5,300,000	USD	5,300,000	Fixed 1.8%	USA-CPI-U	Jan 2016	(240)	7,846	7,606
	Deutsche Bank AG	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	3,948	3,948
	Deutsche Bank AG	1,700,000	USD	1,700,000	Fixed 1.7275%	USA-CPI-U	Dec 2015	85	2,082	2,167
	Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.86%	USA-CPI-U	Nov 2016	—	(1,113)	(1,113)
	Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	5,397	3,785
	Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	941	941
	Deutsche BANK AG	1,900,000	USD	1,900,000	Fixed 2.36%	USA-CPI-U	Jan 2017	—	(45,995)	(45,995)
	Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	—	(13,678)	(13,678)
	Deutsche Bank AG	600,000	EUR	783,690	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	13,244	34,022	47,266
	Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.5%	USA-CPI-U	Jul 2022	8,459	(38,034)	(29,575)
	Deutsche Bank AG	2,100,000	EUR	2,853,204	FRC-EXT-CPI	Fixed 1.95%	Jul 2023	18,102	50,720	68,822
	Deutsche Bank AG	500,000	EUR	676,025	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	6,287	19,795	26,082
	Goldman Sachs	15,100,000	USD	15,100,000	Fixed 1.73%	USA-CPI-U	Apr 2016	(26,523)	3,088	(23,435)
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	3,088	(195,254)	(192,166)
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(10,688)	(10,688)
	Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(3,323)	(3,697)
	Goldman Sachs	2,700,000	EUR	3,514,091	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	30,758	181,938	212,696
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	464	(5,436)
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.93%	USA-CPI-U	Oct 2016	—	(18,151)	(18,151)
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	11,833	(303,830)	(291,997)

				$129,604,907				$159,042	($443,936)	($284,894)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2014 by risk category:

		Statements of
		assets and	Financial	Asset	Liability
		liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	location	Location	Fair Value	Fair Value

All Cap Core Fund	Equity contracts	Receivable/payable for futures	Futures†	$469,273	—

				$469,273	—
Asia Pacific Total	Interest rate contracts	Receivable/payable for futures	Futures†	$50,973	—
Return Bond Fund
	Foreign currency	Receivable/payable for forward	Forward foreign currency	$163,183	(283,297)
	contracts	foreign currency exchange	contracts
		contracts

				$214,156	($283,297)
Capital Appreciation	Equity contracts	Written options, at value	Written options	—	($2,593,689)
Value Fund

				—	($2,593,689)
Global Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$603,155	($625,107)
	Interest rate contracts	Written options, at value	Written options	—	(979,366)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	1,209,379	(1,416,331)
	Interest rate contracts	Investments in unaffiliated issuers,	Purchased options	902,826	—
		at value*

312

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		assets and	Financial	Asset	Liability
		liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	location	Location	Fair Value	Fair Value

Global Bond Fund,	Credit contracts	Written options, at value	Written options	—	($14,293)
continued
	Credit contracts	Swap contracts, at value	Credit default swaps	$378,140	(1,043,554)
	Foreign currency	Written options, at value	Written options	—	(542,370)
	contracts
	Foreign currency	Receivable/payable for forward	Forward foreign currency	2,238,810	(2,638,472)
	contracts	foreign currency exchange	contracts
		contracts

				$5,332,310	($7,259,493)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($423,597)

				—	($423,597)
High Yield Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	—	($586,471)
	contracts	foreign currency exchange	contracts
		contracts
	Interest rate contracts	Receivable/payable for futures	Futures†	—	(222,578)
	Credit contracts	Swap contracts, at value	Credit default swaps		(3,755,270)

				—	($4,564,319)
Investment Quality	Foreign currency	Receivable/payable for forward	Forward foreign currency	$7,367	($266,639)
Bond Fund	contracts	foreign currency exchange	contracts
		contracts
	Interest rate contracts	Receivable/payable for futures	Futures†	—	(39,422)
	Credit contracts	Swap contracts, at value	Credit default swaps	3,183,144	(1,017,464)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	12,582	(382,023)

				$3,203,093	($1,705,548)
Mid Cap Growth Index	Equity contracts	Receivable/payable for futures	Futures†	$82,875	—
Fund

				$82,875	—
Mid Cap Value Index	Equity contracts	Receivable/payable for futures	Futures†	$7,780	—
Fund

				$7,780	—
Mutual Shares Fund	Foreign currency	Receivable/payable for forward	Forward foreign currency	$34,752	($461,481)
	contracts	foreign currency exchange	contracts
		contracts

				$34,752	($461,481)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$174,284	($32,476)
	Interest rate contracts	Written options, at value	Written options	—	(70,116)
	Credit contracts	Written options, at value	Written options	—	(8,992)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	2,779,515	(4,009,657)
	Interest rate contracts	Investments in unaffiliated issuers,	Purchased options	7,924	—
		at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(206,757)
	Foreign currency	Receivable/payable for forward	Forward foreign currency	357,763	(748,128)
	contracts	foreign currency exchange	contracts
		contracts

				$3,319,486	($5,076,126)
Redwood Fund	Equity contracts	Written options, at value	Written options	—	($74,015,399)

				—	($74,015,399)
Short Term	Interest rate contracts	Receivable/payable for futures	Futures†	—	($28,748)
Government Income
Fund

				—	($28,748)
Spectrum Income Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$95,461	($250,148)
	Credit contracts	Swap contracts, at value	Credit default swaps	18,328	(53,331)
	Foreign currency	Receivable/payable for forward	Forward foreign currency	437,113	(899,874)
	contracts	foreign currency exchange	contracts
		contracts

				$550,902	($1,203,353)
Strategic Equity	Equity contracts	Receivable/payable for futures	Futures†	$12,683,251	($97,000)
Allocation Fund

				$12,683,251	($97,000)
Total Return Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$926,015	($51,027)
	Interest rate contracts	Written options, at value	Written options	—	(912,453)
	Foreign currency	Written options, at value	Written options	—	(66,589)
	contracts
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	32,046,247	(1,907,884)
	Credit contracts	Swap contracts, at value	Credit default swaps	986,755	(84,801)
	Foreign currency	Receivable/payable for forward	Forward foreign currency	1,514,355	(3,630,735)
	contracts	foreign currency exchange	contracts
		contracts

				$35,473,372	($6,653,489)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately \

* Purchased options are included in the Portfolio’s Investments disclosed in the Statements of assets and liabilities.

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DERIVATIVE INSTRUMENTS, CONTINUED

For financial reporting purposes, a fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a fund and the applicable counterparty.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	($683,203)	—	—	($683,203)

	Total	—	—	($683,203)	—	—	($683,203)
All Cap Core Fund	Equity contracts	—	—	$703,718	—	—	$703,718

	Total	—	—	$703,718	—	—	$703,718
Asia Pacific Total Return Bond Fund	Interest rate contracts	—	—	$185,932	—	—	$185,932
	Foreign currency contracts	—	—	—	—	($1,139,893)	(1,139,893)

	Total	—	—	$185,932	—	($1,139,893)	($953,961)
Capital Appreciation Value Fund	Equity contracts	—	$783,229	—	—	—	$783,229

	Total	—	$783,229	—	—	—	$783,229
Global Bond Fund	Interest rate contracts	—	$628,850	($882,136)	($98,859)	—	($352,145)
	Credit contracts	—	—	—	(362,146)	—	(362,146)
	Foreign currency contracts	—	319,543	—	—	($3,107,913)	(2,788,370)

	Total	—	$948,393	($882,136)	($461,005)	($3,107,913)	($3,502,661)
Health Sciences Fund	Equity contracts	($7,703)	$1,660,451	—	—	—	$1,652,748

	Total	($7,703)	$1,660,451	—	—	—	$1,652,748
High Yield Fund	Interest rate contracts	—	—	($349,654)	—	—	($349,654)
	Credit contracts	—	—	—	($84,804)	—	(84,804)
	Foreign currency contracts	—	—	—	—	($1,170,745)	(1,170,745)

	Total	—	—	($349,654)	($84,804)	($1,170,745)	($1,605,203)
Investment Quality Bond Fund	Interest rate contracts	—	—	($66,185)	—	—	($66,185)
	Credit contracts	—	—	—	($20,911)	—	(20,911)
	Foreign currency contracts	—	—	—	—	$17,496	17,496

	Total	—	—	($66,185)	($20,911)	$17,496	($69,600)
Mid Cap Growth Index Fund	Equity contracts	—	—	$153,583	—	—	$153,583

	Total	—	—	$153,583	—	—	$153,583
Mid Cap Value Index Fund	Equity contracts	—	—	$60,596	—	—	$60,596

	Total	—	—	$60,596	—	—	$60,596
Mutual Shares Fund	Equity contracts	$69,540	—	—	—	($3,557,034)	($3,487,494)

	Total	$69,540	—	—	—	($3,557,034)	($3,487,494)
Real Return Bond Fund	Interest rate contracts	—	$687,647	$731,295	($1,044,309)	—	$374,633
	Foreign currency contracts	—	—	—	—	($739,441)	(739,441)
	Credit contracts	—	—	—	(30,975)	—	(30,975)

	Total	—	$687,647	$731,295	($1,075,284)	($739,441)	($395,783)
Redwood Fund	Interest rate contracts	—	($2,473,791)	—	—	—	($2,473,791)

	Total	—	($2,473,791)	—	—	—	($2,473,791)
Short Term Government Income
Fund	Interest rate contracts	—	—	($345,049)	—	—	($345,049)

	Total	—	—	($345,049)	—	—	($345,049)
Spectrum Income Fund	Interest rate contracts	—	—	($672,779)	—	—	($672,779)
	Credit contracts	—	—	—	$3,804	—	3,804
	Foreign currency contracts	($1,540)	—	—	—	($1,740,051)	($1,741,591)

	Total	($1,540)	—	($672,779)	$3,804	($1,740,051)	($2,410,566)
Strategic Equity Allocation Fund	Equity contracts	—	—	$22,721,667	—	—	$22,721,667
	Foreign currency contracts	—	—	(23,460)	—	—	(23,460)

	Total	—	—	$22,698,207	—	—	$22,698,207
Total Return Fund	Interest rate contracts	—	$2,005,224	$7,473,806	$14,297,550	—	$23,776,580
	Credit contracts	—	—	—	(20,614,599)	—	(20,614,599)
	Foreign currency contracts	—	—	—	—	($2,020,606)	(2,020,606)
	Total	—	$2,005,224	$7,473,806	($6,317,049)	($2,020,606)	$1,141,375

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2014:

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	($127,788)	—	—	($127,788)

	Total	—	—	($127,788)	—	—	($127,788)
All Cap Core Fund	Equity contracts	—	—	$494,611	—	—	$494,611

	Total	—	—	$494,611	—	—	$494,611
Asia Pacific Total Return Bond Fund	Foreign currency contracts	—	—	$50,973	—	$112,032	$163,005

	Total	—	—	$50,973	—	$112,032	$163,005
Capital Appreciation Value Fund	Equity contracts	—	$807,257	—	—	—	$807,257

	Total	—	$807,257	—	—	—	$807,257
Global Bond Fund	Interest rate contracts	($355,509)	$1,024,790	$958,554	$1,764,518	—	$3,392,353
	Credit contracts	—	2,011	—	417,954	—	419,965
	Foreign currency contracts	—	94,901	—	—	($5,176,038)	(5,081,137)

	Total	($355,509)	$1,121,702	$958,554	$2,182,472	($5,176,038)	($1,268,819)
Health Sciences Fund	Interest rate contracts	—	($1,073,389)	—	—	—	($1,073,389)

	Total	—	($1,073,389)	—	—	—	($1,073,389)
High Yield Fund	Interest rate contracts	—	—	($197,320)	—	—	($197,320)
	Credit contracts	—	—	—	($1,319,812)	—	(1,319,812)
	Foreign currency contracts	—	—	—	—	($698,764)	(698,764)

	Total	—	—	($197,320)	($1,319,812)	($698,764)	($2,215,896)
Investment Quality Bond Fund	Interest rate contracts	—	—	($50,560)	($104,212)	—	($154,772)
	Credit contracts	—	—	—	(383,989)	—	(383,989)
	Foreign currency contracts	—	—	—	—	($241,125)	(241,125)

	Total	—	—	($50,560)	($488,201)	($241,125)	($779,886)
Mid Cap Growth Index Fund	Equity contracts	—	—	$62,578	—	—	$62,578

	Total	—	—	$62,578	—	—	$62,578
Mid Cap Value Index Fund	Equity contract	—	—	$25,810	—	—	$25,810

	Total	—	—	$25,810	—	—	$25,810
Mutual Shares Fund	Foreign currency contracts	—	—	—	—	($172,481)	($172,481)

	Total	—	—	—	—	($172,481)	($172,481)
Real Return Bond Fund	Interest rate contracts	($192,208)	$1,085,678	$897,794	($213,726)	—	$1,577,538
	Credit contracts	—	3,111	—	96,686	—	99,797
	Foreign currency contracts	—	—	—	—	($236,918)	(236,918)

	Total	($192,208)	$1,088,789	$897,794	($117,040)	($236,918)	$1,440,417
Redwood Fund	Interest rate contracts	—	($20,118,245)	—	—	—	($20,118,245)

	Total	—	($20,118,245)	—	—	—	($20,118,245)
Short Term Government Income
Fund	Interest rate contracts	—	—	($51,961)	—	—	($51,961)

	Total	—	—	($51,961)	—	—	($51,961)
Spectrum Income Fund	Interest rate contracts	($563)	—	($44,186)	—	—	($44,749)
	Credit contracts	—	—	—	($8,050)	—	(8,050)
	Foreign currency contracts	(22,680)	—	—	—	($648,839)	(671,519)

	Total	($23,243)	—	($44,186)	($8,050)	($648,839)	($724,318)
Strategic Equity Allocation Fund	Interest rate contracts	—	—	$11,504,830	—	—	$11,504,830
	Equity contracts	—	—	—	—	—	—
	Foreign currency contracts	—	—	18,719	—	—	18,719

	Total	—	—	$11,523,549	—	—	$11,523,549
Total Return Fund	Interest rate contracts	—	$5,256,321	$4,109,335	($1,440,086)	—	$7,925,570
	Credit contracts	—	9,057	—	645,977	—	655,034
	Foreign currency contracts	—	431	—	—	($3,875,084)	(3,874,653)
	Total	—	$5,265,809	$4,109,335	($794,109)	($3,875,084)	$4,705,951

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the funds. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the funds. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, ortoJHIMSin its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion and c) 0.550% of the excess over $5 billion of aggregate net assets.

• All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.975% of the next $500 million; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average net assets between $250 million and $500 million and c) 0.600% of the excess over $500 million of average net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the fund.

• Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million; c) 0.700% of the next $500 million; and d) 0.670% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

• Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million; and c) 0.570% of the excess over $400 million of aggregate net assets.

• Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio — Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of JHVIT for all the funds listed. The monthly management fee paid on these assets is a) 0.050% onthefirst $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets.

• Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of aggregate net assets and b) 0.780% of the excess over $1 billion of aggregate net assets.

• Fundamental Value Fund — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of the next $450 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

• Global Equity Fund — a) 0.825% first $500 million of aggregate net assets; and b) 0.800% excess over $500 million of aggregate net assets. However when net assets aggregate exceeds $500 million, the advisory fee is 0.800% on all asset levels.

• Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million; and c) 0.850% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

• International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million; and c) 0.750% of the excess over $400 million of average net assets.

• International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

• International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million; and c) 0.850% of the excess over $500 million of average net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund, Mutual Shares Fund andthe following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% ofthefirst $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets of the fund.

• Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

• Lifestyle II Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value ofthenet assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.530% of the first $50 million of average net assets; b) 0.510% of average net assets between $50 million and $100 million; and c) 0.490% of the excess over $100 million of average net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

• Mutual Shares Fund — a) 0.960% of the first $750 million of aggregate net assets and b) 0.920% of the excess over $750 million of aggregate net assets. However, when aggregate net assets of the fund and the JHVIT Mutual Shares Trust exceed $750 million, then the advisory fee rate is 0.920% of aggregate net assets of the fund.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

• Redwood Fund — If average net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average net assets and b) 1.150% of the next $100 million. If net assets equal or exceed $200 million, then the following fee schedule shall apply: a) 1.100% of the first $500 million of average net assets and b) 1.050% of the excess over $500 million of average net assets.

• Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Short-Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

• Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of the next $500 million; c) 0.900% of the next $1 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $500 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the fund, Small Cap Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets of the fund.

• Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.700% of the first $1 billion ofTotal Return Net Assets and b) 0.675% of the excess over $1 billion of Total Return Net Assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all funds of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC. The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of the Trust, and Total Return Trust, a series of JHVIT.

• U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

• Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor

Redwood Fund	Allianz Global Investors U.S. LLC[1]

Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.

Active Bond Fund	Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC[2,4]

All Cap Core Fund	QS Investors, LLC.

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

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Fund	Subadvisor

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences, Fund
Mid Value Fund
Real Estate Equity Fund
Spectrum Income Fund
Small Company Value Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund

Core Diversified Growth & Income Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Core Fundamental Holdings Portfolio	Management a division of Manulife Asset Management (US) LLC [2,3,4]
Core Global Diversification Portfolio
Lifestyle II Aggressive Portfolio
Lifestyle II Balanced Portfolio
Lifestyle II Conservative Portfolio
Lifestyle II Growth Portfolio
Lifestyle II Moderate Portfolio

Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [2,4]
Fundamental Global Franchise Fund
Global Equity Fund
High Income Fund
Short-Term Government Income Fund
Strategic Equity Allocation Fund

Fundamental Value Fund	Davis Selected Advisers, L.P.

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund

High Yield Fund	Western Asset Management Company

International Growth Opportunities Fund	Baillie Gifford Overseas Ltd

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

International Small Cap Fund	Franklin Templeton Investments Corporation

International Value Fund	Templeton Investment Counsel, LLC

Mid Cap Growth Index Fund	SSgA Fund Management, Inc.
Mid Cap Value Index Fund

Mutual Shares Fund	Franklin Mutual Advisers

Small Cap Opportunities Fund	Dimensional Fund Advisors LP and Invesco Advisers, Inc.

1 Effective March 14, 2014, Robeco Investment Management, Inc. became the new Subadvisor of the Redwood Fund.
2 An affiliate of the Advisor.
3 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
4 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the funds’ business, advisory fees, class specific expenses, and fees under any agreements orplansofthe funds dealing with services for shareholders and others with beneficial interests in shares of the funds. This expense reduction will continue in effect until terminated by the Advisor.

	Expense limitation		Expense limitation
	as a percentage of		as a percentage of
Fund	average net assets	Fund	average net assets

Active Bond Fund	0.150%	Core Bond Fund	0.150%
All Cap Core Fund	0.200%	Equity-Income Fund	0.200%
Alpha Opportunities Fund	0.200%	Fundamental Global Franchise Fund	0.250%
Blue Chip Growth Fund	0.200%	Fundamental Value Fund	0.200%
Capital Appreciation Fund	0.200%	Global Bond Fund	0.150%
Capital Appreciation Value Fund	0.200%	Global Equity Fund	0.250%

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	Expense limitation		Expense limitation
	as a percentage of		as a percentage of
Fund	average net assets	Fund	average net assets

Global Real Estate Fund	0.250%	Real Estate Securities Fund	0.200%
Health Sciences Fund	0.200%	Real Return Bond Fund	0.150%
High Yield Fund	0.150%	Redwood Fund	0.200%
International Growth Opportunities Fund	0.250%	Science & Technology Fund	0.200%
International Growth Stock Fund	0.250%	Small Cap Growth Fund	0.200%
International Small Cap Fund	0.250%	Small Cap Opportunities Fund	0.200%
International Value Fund	0.250%	Small Cap Value Fund	0.200%
Investment Quality Bond Fund	0.150%	Small Company Growth Fund	0.200%
Mid Cap Growth Index Fund	0.075%	Small Company Value Fund	0.200%
Mid Cap Stock Fund	0.200%	Spectrum Income Fund	0.150%
Mid Cap Value Index Fund	0.075%	Strategic Equity Allocation Fund	0.200%
Mid Value Fund	0.200%	Total Return Fund	0.150%
Mutual Shares Fund	0.200%	U.S. High Yield Bond Fund	0.150%
Real Estate Equity Fund	0.200%	Value Fund	0.200%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds (the participating portfolios) of the Trust. All funds covered in this report are participating portfolios with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Mid Cap Growth Index Fund and Mid Cap Value Index Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds.

The Advisor has contractually agreed to reimburse the Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, taxes, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Advisor contractually agreed to waive its advisory fee on International Value Fund and Small Cap Opportunities Fund so that the amount retained by the Advisor after payment of the subadvisory fees for each fund does not exceed 0.45% of the fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2014 and may terminate any time thereafter.

The Advisor has voluntarily agreed to reduce its management fee and/or make payment to Short Term Government Income Fund in an amount equal to the amount by which certain expenses of the fund exceed 0.15% of the average annual net assets of the fund excluding expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agency and service fees, blue sky fees, printing and postage, acquired fund fees, and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund. Prior to January 1, 2014, The Advisor had contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the fund’s average net assets.

For Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.10% of the average annual net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, Rule 12b-1 fees, transfer agent and service fees, blue sky fees, and printing and postage. This expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the funds and the Advisor.

In addition, for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the funds in an amount equal to the amount by which the expenses of the share class exceed 0.10% of the average annual net assets, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business and short dividend expense. This expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the funds and the Advisor.

The Advisor voluntarily agreed to waive its advisory fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive and/or reimburse operating expenses for Class A shares on Global Equity Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s

319

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business advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that the expenses will not exceed 1.35% for Class A shares. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds sub-advised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Alpha Opportunities Fund (after giving effect to asset-based break-points) 0.03%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Mid Cap Value Index Fund (after giving effect to asset-based break-points) 0.15%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Total Return Fund (after giving effect to asset-based break-points) 0.02%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its advisory fee for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the funds and their underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the funds’ first $7.5 billion of average net assets and 0.49% of the funds’ average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

For Redwood Fund, the Advisor has voluntarily agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.35% and 1.25% for Class A, Class I and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense. Effective December 31, 2013, for Class R6 shares, the advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. These voluntary waivers may be terminated at any time by the Advisor on notice to the fund.

For the six months ended February 28, 2014, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total

Active Bond Fund	—	—	—	$2,209	$50,169	$52,378
All Cap Core Fund	—	—	—	—	18,450	18,450
Alpha Opportunities Fund	—	—	—	—	286,873	286,873
Asia Pacific Total Return Bond Fund	—	—	—	—	19,580	19,580
Blue Chip Growth Fund	—	—	—	144,394	300,782	445,176
Capital Appreciation Fund	—	—	—	16,607	45,217	61,824
Capital Appreciation Value Fund	—	—	—	—	355,453	355,453
Core Bond Fund	—	—	—	2,470	13,518	15,988
Core Diversified Growth & Income Portfolio	—	—	—	22,048	—	22,048
Core Fundamental Holdings Portfolio	—	—	—	24,015	—	24,015
Core Global Diversification Portfolio	—	—	—	22,300	—	22,300
Equity-Income Fund	—	—	—	65,002	244,119	309,121
Fundamental Global Franchise Fund	$4	$12	—	—	12,516	12,532
Fundamental Value Fund	—	—	—	—	30,854	30,854
Global Bond Fund	—	—	—	2,114	15,131	17,245
Global Equity Fund	21	36	—	—	10,898	10,955
Global Real Estate Fund	—	—	—	—	9,269	9,269
Health Sciences Fund	—	—	—	—	169,959	169,959
High Yield Fund	—	—	—	13,835	19,058	32,893
International Growth Opportunties Fund	—	—	—	—	21,555	21,555
International Growth Stock Fund	—	—	—	—	20,241	20,241
International Small Cap Fund	—	—	—	3,493	16,645	20,138
International Value Fund	—	—	—	8,187	49,108	57,295
Investment Quality Bond Fund	—	—	—	1,769	11,317	13,086
Lifestyle II Aggressive Portfolio	—	—	$11,677	8,211	—	19,888
Lifestyle II Balanced Portfoliio	—	—	11,677	8,211	—	19,888
Lifestyle II Conservative Portfolio	—	—	11,676	8,211	—	19,887
Lifestyle II Growth Portfolio	—	—	11,677	8,211	—	19,888
Lifestyle II Moderate Portfolio	—	—	11,677	8,211	—	19,888
Mid Cap Growth Index Fund	—	—	—	16,425	—	16,425
Mid Cap Stock Fund	—	—	—	10,528	36,454	46,982
Mid Cap Value Index Fund	—	—	—	55,876	—	55,876
Mid Value Fund	—	—	—	—	267,574	267,574
Mutual Shares Fund	—	—	—	—	11,716	11,716
Real Estate Equity Fund	—	—	—	—	52,773	52,773
Real Estate Securities Fund	—	—	—	14,561	—	14,561
Real Return Bond Fund	—	—	—	3,293	12,768	16,061
Redwood Fund	1	1	5	—	13,904	13,911

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Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total

Science & Technology Fund	—	—	—	—	$197,814	$197,814
Short Term Government Income Fund	—	—	—	—	6,874	6,874
Small Cap Growth Fund	—	—	—	—	6,606	6,606
Small Cap Opportunities Fund	—	—	—	$35,276	55,890	91,166
Small Company Growth Fund	—	—	—	—	5,497	5,497
Small Company Value Fund	—	—	—	36,451	83,713	120,164
Spectrum Income Fund	—	—	—	—	164,315	164,315
Strategic Equity Allocation Fund	—	—	—	—	3,409,619	3,409,619
Total Return Fund	—	—	—	43,954	288,553	332,507
U.S. High Yield Bond Fund	—	—	—	2,693	17,333	20,026
Value Fund	—	—	—	—	11,051	11,051

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amount recovered
	for recovery	for recovery	for recovery	for recovery	during the period
Fund	through 8-1-14	through 8-1-15	through 8-1-16	through 2-1-17	ended 2-28-14

Asia Pacific Total Return Bond Fund	—	—	$65,627	$7,167	$2,215
Core Diversified Growth & Income Portfolio	$16,569	$32,871	28,869	15,757	—
Core Fundamental Holdings Portfolio	19,453	40,397	37,359	21,475	—
Core Global Diversification Portfolio	15,912	32,528	29,109	16,592	—
Global Equity Fund	—	—	—	5	2
Lifestyle II Aggressive Portfolio	—	—	—	19,888	—
Lifestyle II Balanced Portfolio	—	—	—	19,888	—
Lifestyle II Conservative Portfolio	—	—	—	19,887	—
Lifestyle II Growth Portfolio	—	—	—	19,888	—
Lifestyle II Moderate Portfolio	—	—	—	19,888	—
Mid Cap Growth Index Fund	7,911	25,421	33,126	16,425	—
Mid Cap Value Index Fund	7,903	25,942	34,062	18,942	—
Short Term Government Income Fund	—	—	—	—	5,309

Amounts recovered by class
Fund	Class A	Class NAV

Asia Total Return Bond Fund	—	$2,215
Global Equity Fund	$2	—
Short Term Government Income Fund	—	5,309

The net investment management fees incurred for the six months ended February 28, 2014, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.59%	Lifestyle II Balanced Portfolio	0.00%
All Cap Core Fund	0.77%	Lifestyle II Conservative Portfolio	0.00%
Alpha Opportunities Fund	0.93%	Lifestyle II Growth Portfolio	0.00%
Asia Pacific Total Return Bond Fund	0.71%	Lifestyle II Moderate Portfolio	0.00%
Blue Chip Growth Fund	0.74%	Mid Cap Growth Index Fund	0.47%
Capital Appreciation Fund	0.69%	Mid Cap Stock Fund	0.83%
Capital Appreciation Value Fund	0.77%	Mid Cap Value Index Fund	0.30%
Core Bond Fund	0.58%	Mid Value Fund	0.95%
Core Diversified Growth & Income Portfolio	0.00%	Mutual Shares Fund	0.91%
Core Fundamental Holdings Portfolio	0.00%	Real Estate Equity Fund	0.83%
Core Global Diversification Porfolio	0.00%	Real Estate Securities Fund	0.69%
Equity-Income Fund	0.75%	Real Return Bond Fund	0.69%
Fundamental Global Franchise Fund	0.79%	Redwood Fund	1.09%
Fundamental Value Fund	0.75%	Science & Technology Fund	0.98%
Global Bond Fund	0.69%	Short Term Government Income Fund	0.56%
Global Equity Fund	0.82%	Small Cap Growth Fund	1.05%
Global Real Estate Fund	0.89%	Small Cap Opportunities Fund	0.91%
Health Sciences Fund	0.97%	Small Company Growth Fund	0.99%
High Yield Fund	0.66%	Small Company Value Fund	0.97%
International Growth Opportunties Fund	0.82%	Spectrum Income Fund	0.70%
International Growth Stock Fund	0.78%	Strategic Equity Allocation Fund	0.49%
International Small Cap Fund	0.95%	Total Return Fund	0.65%
International Value Fund	0.79%	U.S. High Yield Bond Fund	0.72%
Investment Quality Bond Fund	0.58%	Value Fund	0.69%
Lifestyle II Aggressive Portfolio	0.00%

321

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Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, finan-cial, legal, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets for all funds.

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Class	Rule 12b-1 Fee

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares of Fundamental Global Franchise Fund, Global Equity Fund and Redwood Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the six months ended February 28, 2014 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. During the six months ended February 28, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. Fundamental Global Franchise Fund, Global Equity Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio and Redwood Fund have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2014 were:

		Distribution and	Transfer
Fund	Class	Service Fees	Agent Fees

Fundamental Global Franchise Fund
	A	$191	$88
	I	—	247

	Total	$191	$335
Global Equity Fund
	A	$159	$73
	I	—	754

	Total	$159	$827
Lifestyle II Aggressive Portfolio
	R6	—	$4

	Total	—	$4
Lifestyle II Balanced Portfolio
	R6	—	$4

	Total	—	$4
Lifestyle II Conservative Portfolio
	R6	—	$4

	Total	—	$4
Lifestyle II Growth Portfolio
	R6	—	$4

	Total	—	$4
Lifestyle II Moderate Portfolio
	R6	—	$4

	Total	—	$4
Redwood Fund
	A	$49	$23
	I	—	22
	R6	—	4
	Total	$49	$49

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

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Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statements of assets and liabilities. The funds’ activity in this program during the period for which loans were outstanding was as follows:

					Interest Rate
		Weighted Average	Days	Weighted Average	Interest
Fund	Borrower or Lender	Loan Balance	Outstanding	Interest	Income/Expense

Mutual Shares Fund	Lender	$11,000,000	1	0.435%	$133
Blue Chip Growth Fund	Borrower	10,454,973	1	0.430%	(125)
Capital Appreciation Fund	Borrower	13,955,762	8	0.437%	(1,355)
High Yield Fund	Borrower	18,267,943	1	0.450%	(228)

6. FUND SHARE TRANSACTIONS Transactions in fund shares for the six months ended February 28, 2014 and for the year ended August 31, 2013 were as follows:

Active Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,376,883	$13,971,385	2,111,859	$22,160,598
Distributions reinvested	185,437	1,863,717	284,212	2,946,190
Repurchased	(740,580)	(7,488,434)	(1,481,122)	(15,335,262)
Net increase	821,740	$8,346,668	914,949	$9,771,526

Class NAV shares
Sold	2,232,094	$22,515,543	25,593,562	$263,665,693
Distributions reinvested	4,340,628	43,589,256	6,415,119	66,464,950
Repurchased	(17,099,524)	(172,828,934)	(11,644,909)	(121,287,032)

Net increase (decrease)	(10,526,802)	($106,724,135)	20,363,772	$208,843,611
Total net increase (decrease)	(9,705,062)	($98,377,467)	21,278,721	$218,615,137

All Cap Core Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	77,314	$950,846	386,873	$4,561,268
Distributions reinvested	576,396	7,493,145	757,798	7,502,202
Repurchased	—	—	(7,039,305)	(74,966,405)

Net increase (decrease)	653,710	$8,443,991	(5,894,634)	($62,902,935)
Total net increase (decrease)	653,710	$8,443,991	(5,894,634)	($62,902,935)

Alpha Opportunities Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	6,878,616	$93,512,451	5,118,433	$62,643,666
Distributions reinvested	15,909,194	199,819,482	6,501,975	69,246,032
Repurchased	(1,464,103)	(19,526,783)	(13,019,396)	(145,835,802)

Net increase (decrease)	21,323,707	$273,805,150	(1,398,988)	($13,946,104)
Total net increase (decrease)	21,323,707	$273,805,150	(1,398,988)	($13,946,104)

Asia Pacific Total Return Bond Fund	Six months ended 2/28/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	580,992	$5,507,524	43,971,659	$437,954,226
Distributions reinvested	1,707,868	15,575,759	—	—
Repurchased	—	—	(273,145)	(2,548,462)

Net increase	2,288,860	$21,083,283	43,698,514	$435,405,764
Total net increase	2,288,860	$21,083,283	43,698,514	$435,405,764

1 Period from 1-16-13 (commencement of operations) to 8-31-13.

Blue Chip Growth Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,558,436	$51,083,034	1,468,068	$37,946,623
Distributions reinvested	558,892	18,717,294	65,607	1,604,735
Repurchased	(1,010,083)	(32,627,993)	(2,494,614)	(64,512,209)
Net increase (decrease)	1,107,245	$37,172,335	(960,939)	($24,960,851)

Class NAV shares
Sold	364,611	$11,542,658	1,752,877	$43,406,430
Distributions reinvested	1,135,871	38,017,618	198,367	4,846,096
Repurchased	(4,953,177)	(158,903,462)	(12,702,618)	(347,403,881)

Net decrease	(3,452,695)	($109,343,186)	(10,751,374)	($299,151,355)
Total net decrease	(2,345,450)	($72,170,851)	(11,712,313)	($324,112,206)

323

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	715,208	$12,019,794	4,345,394	$60,007,104
Distributions reinvested	1,867,786	31,416,166	96,684	1,259,790
Repurchased	(2,112,890)	(35,084,804)	(4,888,807)	(67,065,222)
Net increase (decrease)	470,104	$8,351,156	(446,729)	($5,798,328)

Class NAV shares
Sold	739,342	$12,332,753	4,197,523	$56,500,980
Distributions reinvested	5,065,995	85,260,692	370,157	4,826,845
Repurchased	(7,856,330)	(131,942,089)	(20,782,991)	(299,389,917)

Net decrease	(2,050,993)	($34,348,644)	(16,215,311)	($238,062,092)
Total net decrease	(1,580,889)	($25,997,488)	(16,662,040)	($243,860,420)

Capital Appreciation Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	379,358	$4,612,511	2,117,213	$24,465,517
Distributions reinvested	20,333,532	236,682,318	8,835,758	97,458,405
Repurchased	(8,867,060)	(114,093,886)	(42,350,373)	(511,551,052)

Net increase (decrease)	11,845,830	$127,200,943	(31,397,402)	($389,627,130)
Total net increase (decrease)	11,845,830	$127,200,943	(31,397,402)	($389,627,130)

Core Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	361,753	$4,595,646	2,012,905	$26,761,424
Distributions reinvested	103,707	1,308,705	356,748	4,683,929
Repurchased	(550,401)	(6,989,677)	(1,329,236)	(17,345,557)
Net increase (decrease)	(84,941)	($1,085,326)	1,040,417	$14,099,796

Class NAV shares
Sold	423,278	$5,355,256	3,769,793	$50,264,009
Distributions reinvested	581,269	7,323,784	2,476,855	32,484,843
Repurchased	(1,174,985)	(14,924,094)	(10,985,329)	(140,284,616)

Net decrease	(170,438)	($2,245,054)	(4,738,681)	($57,535,764)
Total net decrease	(255,379)	($3,330,380)	(3,698,264)	($43,435,968)

Core Diversified Growth & Income Portfolio	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	266,582	$3,008,071	623,926	$6,459,379
Distributions reinvested	81,045	919,054	238,867	2,319,396
Repurchased	(220,299)	(2,495,973)	(378,250)	(3,893,786)

Net increase	127,328	$1,431,152	484,543	$4,884,989
Total net increase	127,328	$1,431,152	484,543	$4,884,989

Core Fundamental Holdings Portfolio	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	100,414	$1,079,856	279,740	$2,851,896
Distributions reinvested	45,321	489,009	94,552	906,750
Repurchased	(173,390)	(1,872,948)	(318,706)	(3,188,983)

Net increase (decrease)	(27,655)	($304,083)	55,586	$569,663
Total net increase (decrease)	(27,655)	($304,083)	55,586	$569,663

Core Global Diversification Portfolio	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	270,495	$2,870,837	594,636	$5,835,828
Distributions reinvested	123,317	1,296,065	133,050	1,261,318
Repurchased	(350,060)	(3,709,099)	(728,501)	(7,127,910)

Net increase (decrease)	43,752	$457,803	(815)	($30,764)
Total net increase (decrease)	43,752	$457,803	(815)	($30,764)

Equity-Income Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	572,270	$11,303,078	1,166,665	$20,550,026
Distributions reinvested	524,216	10,437,142	354,126	5,676,642
Repurchased	(1,208,889)	(23,851,232)	(1,541,084)	(26,150,395)
Net decrease	(112,403)	($2,111,012)	(20,293)	$76,273

Class NAV shares
Sold	4,255,688	$83,682,005	701,244	$11,433,332
Distributions reinvested	2,012,419	40,047,132	1,555,814	24,924,135
Repurchased	(2,149,242)	(42,895,052)	(16,548,657)	(292,236,563)

Net increase (decrease)	4,118,865	$80,834,085	(14,291,599)	($255,879,096)
Total net increase (decrease)	4,006,462	$78,723,073	(14,311,892)	($255,802,823)

324

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Global Franchise Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class I shares
Sold	—	—	20,633	$244,094
Distributions reinvested	1,140	$14,570	—	—
Net increase	1,140	$14,570	20,633	$244,094

Class NAV shares
Sold	743,809	$9,308,016	652,327	$7,565,238
Distributions reinvested	1,777,668	22,736,377	213,433	2,337,088
Repurchased	(2,368,471)	(30,923,289)	(2,424,830)	(28,899,015)

Net increase (decrease)	153,006	$1,121,104	(1,559,070)	($18,996,689)
Total net increase (decrease)	154,146	$1,135,674	(1,538,437)	($18,752,595)

Fundamental Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	184,130	$3,736,889	933,335	$15,625,375
Distributions reinvested	365,939	7,644,467	1,012,548	16,281,768
Repurchased	(1,251,684)	(25,509,745)	(16,897,005)	(303,901,334)

Net decrease	(701,615)	($14,128,389)	(14,951,122)	($271,994,191)
Total net decrease	(701,615)	($14,128,389)	(14,951,122)	($271,994,191)

Global Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	204,095	$2,461,036	516,678	$6,581,742
Distributions reinvested	—	—	215,444	2,729,673
Repurchased	(827,392)	(9,957,665)	(1,662,197)	(20,500,647)
Net decrease	(623,297)	($7,496,629)	(930,075)	($11,189,232)

Class NAV shares
Sold	1,324,843	$15,760,988	7,702,540	$95,971,221
Distributions reinvested	—	—	1,590,524	20,104,227
Repurchased	(2,052,696)	(24,734,752)	(17,175,639)	(207,592,730)

Net decrease	(727,853)	($8,973,764)	(7,882,575)	($91,517,282)
Total net decrease	(1,351,150)	($16,470,393)	(8,812,650)	($102,706,514)

Global Equity Fund	Six months ended 2/28/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

Class I shares
Distributions reinvested	1,199	13,090	113,710	$1,172,365
Net increase	1,199	$13,090	113,710	$1,172,365

Class NAV shares
Sold	2,285,851	$23,881,546	33,023,119	$324,226,745
Distributions reinvested	432,047	4,717,952	—	—
Repurchased	(532,045)	(5,786,682)	—	—

Net increase	2,185,853	$22,812,816	33,023,119	$324,226,745
Total net increase	2,187,052	$22,825,906	33,146,829	$325,499,110

[1] Period from 5-16-13 (commencement of operations) to 8-31-13.

Global Real Estate Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,835,508	$15,477,248	3,788,067	$32,468,371
Distributions reinvested	1,508,575	12,325,059	2,174,293	17,850,946
Repurchased	(928,857)	(8,026,384)	(32,539,487)	(278,592,308)

Net increase (decrease)	2,415,226	$19,775,923	(26,577,127)	($228,272,991)
Total net increase (decrease)	2,415,226	$19,775,923	(26,577,127)	($228,272,991)

Health Sciences Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	—	—	1,156,115	$16,070,753
Distributions reinvested	5,910,154	99,704,308	1,202,343	16,375,908
Repurchased	(4,488,936)	(82,894,541)	(6,383,432)	(100,515,078)

Net increase (decrease)	1,421,218	$16,809,767	(4,024,974)	($68,068,417)
Total net increase (decrease)	1,421,218	$16,809,767	(4,024,974)	($68,068,417)

325

FUND SHARE TRANSACTIONS, CONTINUED

High Yield Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,884,311	$27,285,596	11,932,843	$113,151,055
Distributions reinvested	1,776,015	16,608,833	3,141,518	29,008,649
Repurchased	(2,676,794)	(25,207,045)	(6,657,957)	(62,543,551)
Net increase	1,983,532	$18,687,384	8,416,404	$79,616,153

Class NAV shares
Sold	2,181,740	$20,456,490	6,343,984	$58,862,637
Distributions reinvested	2,505,192	23,211,634	4,633,549	42,424,819
Repurchased	(6,730,745)	(63,298,348)	(3,411,188)	(31,529,010)

Net increase (decrease)	(2,043,813)	($19,630,224)	7,566,345	$69,758,446
Total net increase (decrease)	(60,281)	($942,840)	15,982,749	$149,374,599

International Growth Opportunities Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	7,432,647	$102,937,476	2,486,929	$29,274,476
Distributions reinvested	1,087,406	15,017,079	162,868	1,832,260
Repurchased	(691,606)	(9,677,744)	(13,423)	(161,690)

Net increase	7,828,447	$108,276,811	2,636,374	$30,945,046
Total net increase	7,828,447	$108,276,811	2,636,374	$30,945,046

International Growth Stock Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	573,857	$7,497,429	12,446,037	$143,310,061
Distributions reinvested	834,691	11,051,305	426,627	4,872,079
Repurchased	(1,033,888)	(13,894,383)	(176,580)	(2,039,129)

Net increase	374,660	$4,654,351	12,696,084	$146,143,011
Total net increase	374,660	$4,654,351	12,696,084	$146,143,011

International Small Cap Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	246,341	$4,582,204	597,691	$9,606,714
Distributions reinvested	92,350	1,699,241	109,736	1,696,515
Repurchased	(557,306)	(10,335,111)	(1,147,807)	(18,366,341)
Net decrease	(218,615)	($4,053,666)	(440,380)	($7,063,112)

Class NAV shares
Sold	227,048	$4,215,558	13,174,897	$219,471,737
Distributions reinvested	460,102	8,465,869	284,607	4,397,182
Repurchased	(639,216)	(12,089,395)	(658,206)	(9,906,066)

Net increase	47,934	$592,032	12,801,298	$213,962,853
Total net increase (decrease)	(170,681)	($3,461,634)	12,360,918	$206,899,741

International Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	749,131	$12,980,992	1,112,447	$16,387,869
Distributions reinvested	241,933	4,197,533	371,780	5,305,304
Repurchased	(1,033,401)	(17,787,151)	(2,735,593)	(39,489,334)
Net decrease	(42,337)	($608,626)	(1,251,366)	($17,796,161)

Class NAV shares
Sold	8,433,093	$146,170,921	9,468,487	$139,955,499
Distributions reinvested	1,540,092	26,643,592	1,953,277	27,795,127
Repurchased	(1,291,803)	(22,302,760)	(4,993,623)	(71,612,776)

Net increase	8,681,382	$150,511,753	6,428,141	$96,137,850
Total net increase	8,639,045	$149,903,127	5,176,775	$78,341,689

Investment Quality Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	167,251	$2,057,397	866,320	$11,277,498
Distributions reinvested	116,103	1,416,268	326,459	4,183,633
Repurchased	(886,614)	(10,894,794)	(2,531,215)	(32,322,247)
Net decrease	(603,260)	($7,421,129)	(1,338,436)	($16,861,116)

Class NAV shares
Sold	354,865	$4,343,341	2,983,016	$38,505,176
Distributions reinvested	754,665	9,192,401	1,525,051	19,493,397
Repurchased	(1,665,451)	(20,455,530)	(1,282,570)	(16,086,192)

Net increase (decrease)	(555,921)	($6,919,788)	3,225,497	$41,912,381
Total net increase (decrease)	(1,159,181)	($14,340,917)	1,887,061	$25,051,265

326

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle II Aggressive Portfolio	Period ended 2/28/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares
Sold	10,000	$100,000

Net increase	10,000	$100,000
Total net increase	20,000	$200,000

[1] Period from 12-30-13 (commencement of operations) to 2-28-14.

Lifestyle II Balanced Portfolio	Period ended 2/28/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares
Sold	10,000	$100,000

Net increase	10,000	$100,000
Total net increase	20,000	$200,000

[1] Period from 12-30-13 (commencement of operations) to 2-28-14.

Lifestyle II Conservative Portfolio	Period ended 2/28/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares
Sold	10,000	$100,000

Net increase	10,000	$100,000
Total net increase	20,000	$200,000

[1] Period from 12-30-13 (commencement of operations) to 2-28-14.

Lifestyle II Growth Portfolio	Period ended 2/28/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares
Sold	10,000	$100,000

Net increase	10,000	$100,000
Total net increase	20,000	$200,000

[1] Period from 12-30-13 (commencement of operations) to 2-28-14.

Lifestyle II Moderate Portfolio	Period ended 2/28/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class 1 shares
Sold	10,000	$100,000

Net increase	10,000	$100,000
Total net increase	20,000	$200,000

[1] Period from 12-30-13 (commencement of operations) to 2-28-14.

Mid Cap Growth Index Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	938,875	$15,263,044	654,602	$9,089,000
Distributions reinvested	109,426	1,788,016	6,304	77,919
Repurchased	(361,319)	(5,842,081)	(465,157)	(6,022,751)

Net increase	686,982	$11,208,979	195,749	$3,144,168
Total net increase	686,982	$11,208,979	195,749	$3,144,168

327

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	464,310	$10,246,608	788,808	$15,407,977
Distributions reinvested	1,961,357	41,365,016	644,229	11,396,409
Repurchased	(1,190,466)	(26,153,097)	(3,239,881)	(60,803,078)
Net increase (decrease)	1,235,201	$25,458,527	(1,806,844)	($33,998,692)

Class NAV shares
Sold	375,859	$8,183,728	15,449,613	$333,110,441
Distributions reinvested	6,785,239	143,847,071	1,493,838	26,530,570
Repurchased	(2,338,953)	(52,091,114)	(2,421,198)	(44,626,460)

Net increase	4,822,145	$99,939,685	14,522,253	$315,014,551
Total net increase	6,057,346	$125,398,212	12,715,409	$281,015,859

Mid Cap Value Index Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	328,946	$4,686,930	885,878	$11,296,613
Distributions reinvested	227,940	3,182,034	101,600	1,149,091
Repurchased	(385,583)	(5,433,220)	(454,827)	(5,720,456)

Net increase	171,303	$2,435,744	532,651	$6,725,248
Total net increase	171,303	$2,435,744	532,651	$6,725,248

Mid Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	8,254,392	$133,435,311	8,218,569	$124,638,186
Distributions reinvested	2,287,420	37,101,949	2,594,590	33,729,663
Repurchased	(809,255)	(13,242,740)	(3,918,677)	(53,772,484)

Net increase	9,732,557	$157,294,520	6,894,482	$104,595,365
Total net increase	9,732,557	$157,294,520	6,894,482	$104,595,365

Mutual Shares Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	43,255	$601,763	232,180	$2,848,477
Distributions reinvested	2,424,482	32,730,510	745,185	8,636,693
Repurchased	(1,466,962)	(20,409,618)	(5,045,341)	(64,539,607)

Net increase (decrease)	1,000,775	$12,922,655	(4,067,976)	($53,054,437)
Total net increase (decrease)	1,000,775	$12,922,655	(4,067,976)	($53,054,437)

Real Estate Equity Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,971,300	$19,256,996	3,019,159	$28,997,465
Distributions reinvested	387,430	3,727,077	278,953	2,633,312
Repurchased	(704,320)	(7,053,567)	(2,042,503)	(20,450,158)

Net increase	1,654,410	$15,930,506	1,255,609	$11,180,619
Total net increase	1,654,410	$15,930,506	1,255,609	$11,180,619

Real Estate Securities Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	349,432	$4,553,503	2,867,990	$42,570,059
Distributions reinvested	4,632,074	55,955,458	4,175,922	57,084,851
Repurchased	(5,266,215)	(71,054,130)	(5,753,045)	(83,387,403)

Net increase (decrease)	(284,709)	($10,545,169)	1,290,867	$16,267,507
Total net increase (decrease)	(284,709)	($10,545,169)	1,290,867	$16,267,507

Real Return Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	182,435	$2,109,824	841,864	$11,029,910
Distributions reinvested	88,978	1,031,650	702,195	8,890,672
Repurchased	(1,927,654)	(22,274,559)	(3,972,870)	(49,061,682)
Net decrease	(1,656,241)	($19,133,085)	(2,428,811)	($29,141,100)

Class NAV shares
Sold	2,331,103	$26,362,544	7,248,317	$90,500,627
Distributions reinvested	351,699	4,026,791	2,227,831	27,820,712
Repurchased	(2,572,326)	(29,557,381)	(10,389,870)	(123,533,950)

Net increase (decrease)	110,476	$831,954	(913,722)	($5,212,611)
Total net decrease	(1,545,765)	($18,301,131)	(3,342,533)	($34,353,711)

328

FUND SHARE TRANSACTIONS, CONTINUED

Redwood Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class A shares[1]
Sold	8,865	$100,000	—	—
Net increase	8,865	$100,000	—	—

Class I shares[1]
Sold	8,865	$100,000	—	—
Net increase	8,865	$100,000	—	—

Class R6 Shares[1]
Sold	8,865	$100,000	—	—
Net Increase	8,865	$100,000	—	—

Class NAV shares
Sold	3,798,008	$43,025,887	8,939,128	$97,901,246
Distributions reinvested	764,627	8,617,341	900,119	9,703,283
Repurchased	(2,326,639)	(26,433,898)	(8,491,646)	(93,927,195)

Net increase	2,235,996	$25,209,330	1,347,601	$13,677,334
Total net increase	2,262,591	$25,509,330	1,347,601	$13,677,334

[1] The inception date for Class A, Class I and Class R6 shares is 12-30-13.

Science & Technology Fund	Six months ended 2/28/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	543,061	$6,602,445	77,750,621	$819,508,213
Distributions reinvested	1,541,274	19,774,549	—	—
Repurchased	(5,942,076)	(74,836,327)	—	—

Net increase (decrease)	(3,857,741)	($48,459,333)	77,750,621	$819,508,213
Total net increase (decrease)	(3,857,741)	($48,459,333)	77,750,621	$819,508,213

[1] Period from 2-14-13 (commencement of operations) to 8-31-13.

Short Term Government Income Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,178,168	$11,544,569	5,046,441	$50,505,454
Distributions reinvested	199,655	1,950,835	341,659	3,395,114
Repurchased	(450,279)	(4,411,192)	(893,627)	(8,798,130)

Net increase	927,544	$9,084,212	4,494,473	$45,102,438
Total net increase	927,544	$9,084,212	4,494,473	$45,102,438

Small Cap Growth Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	173,715	$1,835,687	6,244,376	$63,014,499
Distributions reinvested	2,039,077	21,614,213	1,092,579	8,882,671
Repurchased	(1,982,906)	(21,713,265)	(2,750,775)	(25,604,370)

Net increase	229,886	$1,736,635	4,586,180	$46,292,800
Total net increase	229,886	$1,736,635	4,586,180	$46,292,800

Small Cap Opportunities Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	202,412	$6,226,002	409,927	$11,008,186
Distributions reinvested	235,217	7,082,387	47,369	1,122,649
Repurchased	(212,320)	(6,417,437)	(443,397)	(11,100,874)
Net increase	225,309	$6,890,952	13,899	$1,029,961

Class NAV shares
Sold	25,765	$742,731	57,003	$1,467,291
Distributions reinvested	371,263	11,126,753	94,118	2,220,244
Repurchased	(268,345)	(8,234,196)	(635,778)	(16,191,583)

Net increase (decrease)	128,683	$3,635,288	(484,657)	($12,504,048)
Total net increase (decrease)	353,992	$10,526,240	(470,758)	($11,474,087)

Small Company Growth Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	33,726	$664,993	3,207,478	$58,714,360
Distributions reinvested	419,290	8,436,114	229,253	3,447,959
Repurchased	(814,567)	(16,169,866)	(948,203)	(15,473,840)

Net increase (decrease)	(361,551)	($7,068,759)	2,488,528	$46,688,479
Total net increase (decrease)	(361,551)	($7,068,759)	2,488,528	$46,688,479

329

FUND SHARE TRANSACTIONS, CONTINUED

Small Company Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	54,945	$2,000,834	182,692	$5,677,519
Distributions reinvested	21,717	813,308	75,427	2,160,242
Repurchased	(366,115)	(13,186,829)	(695,226)	(21,150,027)
Net decrease	(289,453)	($10,372,687)	(437,107)	($13,312,266)

Class NAV shares
Sold	1,131,917	$40,959,256	289,000	$8,793,595
Distributions reinvested	55,024	2,058,980	152,576	4,365,207
Repurchased	(256,055)	(9,431,680)	(1,108,467)	(33,597,410)

Net increase (decrease)	930,886	$33,586,556	(666,891)	($20,438,608)
Total net increase (decrease)	641,433	$23,213,869	(1,103,998)	($33,750,874)

Spectrum Income Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,700,161	$18,565,632	5,938,579	$66,443,850
Distributions reinvested	3,983,542	43,212,943	3,456,283	38,161,254
Repurchased	(3,262,780)	(36,174,033)	(10,239,916)	(114,342,349)

Net increase (decrease)	2,420,923	$25,604,542	(845,054)	($9,737,245)
Total net increase (decrease)	2,420,923	$25,604,542	(845,054)	($9,737,245)

Strategic Equity Allocation Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	36,582,865	$465,314,522	79,323,802	$861,422,264
Distributions reinvested	11,939,834	153,665,661	4,274,053	44,963,037
Repurchased	(14,053,154)	(182,118,176)	(16,921,507)	(184,373,047)

Net increase	34,469,545	$436,862,007	66,676,348	$722,012,254
Total net increase	34,469,545	$436,862,007	66,676,348	$722,012,254

Total Return Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	359,883	$4,975,972	2,398,110	$34,703,732
Distributions reinvested	574,731	7,872,254	1,507,860	21,582,878
Repurchased	(3,035,400)	(41,987,850)	(5,942,584)	(84,005,345)
Net decrease	(2,100,786)	($29,139,624)	(2,036,614)	($27,718,735)

Class NAV shares
Sold	6,336,483	$87,147,227	28,222,967	$398,418,124
Distributions reinvested	3,840,485	52,418,463	7,701,442	109,823,633
Repurchased	(13,645,063)	(187,604,547)	(11,922,005)	(168,457,440)

Net increase (decrease)	(3,468,095)	($48,038,857)	24,002,404	$339,784,317
Total net increase (decrease)	(5,568,881)	($77,178,481)	21,965,790	$312,065,582

U.S. High Yield Bond Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	596,917	$7,455,190	1,240,005	$15,912,324
Distributions reinvested	397,391	4,879,438	574,275	7,249,958
Repurchased	(948,724)	(11,838,353)	(1,850,923)	(23,573,213)
Net increase (decrease)	45,584	$496,275	(36,643)	($410,931)

Class NAV shares
Sold	975,278	$12,121,461	2,774,328	$35,478,944
Distributions reinvested	2,533,236	31,084,879	3,453,586	43,547,538
Repurchased	(5,454,382)	(68,490,844)	(1,775,331)	(22,399,983)

Net increase (decrease)	(1,945,868)	($25,284,504)	4,452,583	$56,626,499
Total net increase (decrease)	(1,900,284)	($24,788,229)	4,415,940	$56,215,568

Value Fund	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,698,901	$56,131,858	12,716,361	$143,867,984
Distributions reinvested	1,945,730	22,667,758	2,051,297	18,995,013
Repurchased	(568,255)	(6,807,674)	(1,414,321)	(14,427,073)

Net increase	6,076,376	$71,991,942	13,353,337	$148,435,924
Total net increase	6,076,376	$71,991,942	13,353,337	$148,435,924

330

FUND SHARE TRANSACTIONS, CONTINUED

Affiliates of the Trust owned shares of beneficial interest in the following funds on February 28, 2014:

Fund	Class	% by Class

Fundamental Global Franchise Fund	A	100%
Fundamental Global Franchise Fund	I	31%
Global Equity Fund	A	100%
Global Equity Fund	I	9%
Lifestyle II Growth Portfolio	1	100%
Lifestyle II Growth Portfolio	R6	100%
Lifestyle II Aggressive Portfolio	1	100%
Lifestyle II Aggressive Portfolio	R6	100%
Lifestyle II Balanced Portfolio	1	100%
Lifestyle II Balanced Portfolio	R6	100%
Lifestyle II Conservative Portfolio	1	100%
Lifestyle II Conservative Portfolio	R6	100%
Lifestyle II Moderate Portfolio	R6	100%
Lifestyle II Moderate Portfolio	1	100%
Redwood Fund	A	100%
Redwood Fund	I	100%
Redwood Fund	R6	100%

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended February 28, 2014. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 28, 2014.

	PURCHASES		SALES AND MATURITIES
	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$319,692,060	$592,693,574	$358,909,555	$528,750,064
All Cap Core Fund	—	736,504,911	—	739,508,679
Alpha Opportunities Fund	—	931,718,294	—	838,118,649
Asia Pacific Total Return Bond Fund	—	70,076,949	—	62,417,570
Blue Chip Growth Fund	—	342,933,359	—	467,692,579
Capital Appreciation Fund	—	426,762,789	—	581,054,482
Capital Appreciation Value Fund	103,432,716	591,473,948	14,850,000	846,473,404
Core Bond Fund	638,367,812	322,188,176	586,141,100	391,334,012
Core Diversified Growth & Income Portfolio	—	4,486,052	—	2,502,665
Core Fundamental Holdings Portfolio	—	1,607,297	—	1,878,787
Core Global Diversification Portfolio	—	3,669,982	—	3,696,526
Equity-Income Fund	—	151,044,791	—	117,333,607
Fundamental Global Franchise Fund	—	29,896,769	—	56,652,616
Fundamental Value Fund	—	87,356,482	—	130,608,400
Global Bond Fund	47,878,080	329,575,788	58,090,527	350,089,489
Global Equity Fund	—	120,434,483	—	101,319,763
Global Real Estate Fund	—	150,098,485	—	140,226,754
Health Sciences Fund	—	207,028,843	—	294,916,298
High Yield Fund	543,684	404,880,785	540,783	387,204,190
International Growth Opportunties Fund	—	125,235,664	—	33,298,224
International Growth Stock Fund	—	87,661,193	—	82,000,814
International Small Cap Fund	—	62,924,906	—	83,606,366
International Value Fund	—	276,451,973	—	173,690,864
Investment Quality Bond Fund	94,962,589	129,247,113	132,404,500	93,891,456
Lifestyle II Aggressive Portfolio	—	199,950	—	41
Lifestyle II Balanced Portfolio	—	201,118	—	1,080
Lifestyle II Conservative Portfolio	—	201,072	—	647
Lifestyle II Growth Portfolio	—	200,387	—	536
Lifestyle II Moderate Portfolio	—	201,466	—	1,263
Mid Cap Growth Index Fund	—	26,282,348	—	16,773,115
Mid Cap Stock Fund	—	1,172,481,667	—	1,321,618,653
Mid Cap Value Index Fund	—	15,560,060	—	19,606,805
Mid Value Fund	—	406,153,538	—	293,920,515
Mutual Shares Fund	—	50,379,849	—	69,738,025
Real Estate Equity Fund	—	16,597,007	—	4,648,396
Real Estate Securities Fund	—	215,961,667	—	274,872,062
Real Return Bond Fund	113,509,519	21,975,455	89,948,499	31,943,717

331

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Redwood Fund	—	$127,732,674	—	$171,799,393
Science & Technology Fund	—	426,104,407	—	495,508,568
Short Term Government Income Fund	$39,850,909	44,917,021	$35,950,336	26,033,219
Small Cap Growth Fund	—	104,315,558	—	118,204,089
Small Cap Opportunities Fund	—	21,986,173	—	29,602,966
Small Company Growth Fund	—	22,354,204	—	40,420,970
Small Company Value Fund	—	83,620,914	—	72,505,921
Spectrum Income Fund	40,043,059	272,423,252	33,393,884	293,029,557
Strategic Equity Allocation Fund	—	496,582,077	—	304,219,930
Total Return Fund	1,073,458,522	790,850,879	916,852,571	701,019,318
U.S. High Yield Bond Fund	—	193,009,208	—	231,754,404
Value Fund	—	123,987,563	—	69,284,422

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets.

FUND		FUND

Active Bond Fund	95.2%	Investment Quality Bond Fund	87.0%
All Cap Core Fund	100.0%	Mid Cap Stock Fund	77.4%
Alpha Opportunities Fund	100.0%	Mid Value Fund	100.0%
Asia Pacific Total Return Bond Fund	100.0%	Mutual Shares Fund	100.0%
Blue Chip Growth Fund	66.6%	Real Estate Equity Fund	100.0%
Capital Appreciation Fund	62.9%	Real Return Bond Fund	80.9%
Capital Appreciation Value Fund	100.0%	Redwood Fund	100.0%
Core Bond Fund	84.7%	Science & Technology Fund	100.0%
Equity-Income Fund	79.4%	Short Term Government Income Fund	100.0%
Fundamental Global Franchise Fund	100.0%	Small Cap Growth Fund	100.0%
Fundamental Value Fund	92.2%	Small Cap Opportunities Fund	60.9%
Global Bond Fund	88.3%	Small Cap Value Fund	99.6%
Global Equity Fund	99.7%	Small Company Growth Fund	100.0%
Global Real Estate Fund	99.3%	Small Company Value Fund	71.1%
Health Sciences Fund	100.0%	Spectrum Income Fund	100.0%
High Yield Fund	57.1%	Strategic Equity Allocation Fund	100.0%
International Growth Opportunities Fund	100.0%	Total Return Fund	64.7%
International Growth Stock Fund	99.4%	U.S. High Yield Bond Fund	86.2%
International Small Cap Fund	82.9%	Value Fund	100.0%
International Value Fund	75.7%

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2014, the following funds held 5% or more of an underlying funds’ net assets:

		% OF PORTFOLIO’S
PORTFOLIO	AFFILIATED SERIES NAV	NET ASSETS

Core Fundamental Holdings Fund	Short Term Government Income Fund	7.22%
Core Global Diversification Fund	Short Term Government Income Fund	16.47%
Core Diversified Growth & Income Fund	Short Term Government Income Fund	18.66%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

						CAPITAL
	BEGINNING			ENDING	INCOME	GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
SECURITY	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Core Diversified Growth & Income Portfolio
Short Term Government Income Fund	484,202	82,793	(27,056)	539,939	$42,313	—	($6,346)	$5,291,398
Strategic Equity Allocation Fund	925,041	67,429	(49,496)	942,974	183,418	$188,300	11,354	12,390,683

					$225,731	$188,300	$5,008	$17,682,081
Core Fundamental Holdings Portfolio
Short Term Government Income Fund	269,329	30,763	(21,753)	278,339	$23,131	—	($5,317)	$2,727,726
Strategic Equity Allocation Fund	328,017	23,876	(38,671)	313,222	63,065	$64,743	30,976	4,115,737

					$86,196	$64,743	$25,659	$6,843,463

332

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					DIVIDENDS AND DISTRIBUTIONS

						CAPITAL
	BEGINNING			ENDING	INCOME	GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
SECURITY	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Core Global Diversification Portfolio
Short Term Government Income Fund	523,368	66,736	(37,237)	552,867	$44,962	—	($7,836)	$5,418,100
Strategic Equity Allocation Fund	439,884	38,530	(46,321)	432,093	84,217	$86,458	39,860	5,677,696

					$129,179	$86,458	$32,024	$11,095,796
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation Fund	—	10,308	(2)	10,306	—	—	($1)	135,425

					—	—	($1)	135,425
Lifestyle II Balanced Portfolio
Strategic Equity Allocation Fund	—	6,328	—	6,328	—	—	—	$83,148

					—	—	—	$83,148
Lifestyle II Conservative Portfolio
Strategic Equity Allocation Fund	—	2,129	—	2,129	—	—	—	$27,977

					—	—	—	$27,977
Lifestyle II Growth Portfolio
Strategic Equity Allocation Fund	—	8,432	—	8,432	—	—	—	$110,801

					—	—	—	$110,801
Lifestyle II Moderate Portfolio
Strategic Equity Allocation Fund	—	4,208	—	4,208	—	—	—	$55,294

					—	—	—	$55,294

10. DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2014.

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of fund’s	Value as
Fund	Issuer, Description	dare	cost	amount	amount	net assets	of 2-28-14

Alpha Opportunities Fund	Cloudera, Inc.	2/5/2014	$421,963	—	28,981	0.02%	$421,963
	Bought: 28,981 shares
Alpha Opportunities Fund	Dropbox	1/28/2014	$392,243	—	20,535	0.02%	$392,243
	Bought: 20,535 shares
Health Sciences Fund	Calithera Biosciences, Inc.	10/7/2013	$141,507	—	807,689	0.02%	$141,507
	Bought: 807,689 shares
Health Sciences Fund	Castlight Health, Inc., Series D	4/26/2012	$357,884	59,286	59,286	0.06%	$357,884
Health Sciences Fund	Diplomat Pharmacy, Inc.	1/23/2014	$996,240	—	7	0.16%	$996,240
	Bought: 7 shares
Health Sciences Fund	Ultragenyx Pharmaceutical, Inc.	1/31/2014	$311,272	—	35,858	0.30%	$1,830,251
	Bought: 35,858 shares
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	—	529,764	0.48%	$8,167,372
	Bought: 529,764 shares
Mid Value Fund	Ally Financial, Inc.	1/23/2014	$2,986,875	—	405	0.33%	$3,402,000
	Bought: 405 shares
Science & Technology	Cloudera, Inc.	2/5/2014	$665,115	—	45,681	0.07%	$665,115
Fund
	Bought: 45,681 shares
Science & Technology	GrubHub, Inc.	8/13/2013	$385,012	45,094	45,094	0.04%	$385,012
Fund
Small Cap Growth Fund	Cloudera, Inc.	2/5/2014	$482,256	—	33,122	0.21%	$482,256
	Bought: 33,122 shares
Small Cap Growth Fund	Mobileye	8/13/2013	$860,529	24,657	24,657	0.42%	$983,568
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	—	162,887	0.12%	$286,681
	Bought: 162,887 shares
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	—	221,826	0.24%	$556,783
	Bought: 221,826 shares

11. OTHER MATTERS The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidis-trict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On November 20, 2013, the District Court issued Master Case Order No. 4 governing the next steps in the lawsuit. On January 24, 2014, the Court extended the time for service of summonses and complaints to February 28, 2014. On February 13, 2014, the parties submitted competing proposed protocols for the filing of motions to dismiss the lawsuit. The Court has not yet approved either of the proposed protocols.

333

OTHER MATTERS, CONTINUED

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The potential amount sought to be recovered by the plaintiffs in these two actions from the Equity-Income Fund, the Index 500 Fund, and the Spectrum Income Fund is unknown, and includes approximately $11,971,400, $65,824, and $2,091,000, respectively, representing the proceeds that the funds received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The funds cannot predict the outcome of this proceeding. The funds are currently assessing the case and have not yet determined the effect, if any, on the funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the funds, or if the funds were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the Funds’ net asset value.

334

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

LIFESTYLE II PORTFOLIOS

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on December 16-18, 2013, the Board of Trustees (the Board) of John Hancock Funds II, (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

Lifestyle II Aggressive Portfolio
Lifestyle II Growth Portfolio
Lifestyle II Balanced Portfolio
Lifestyle II Moderate Portfolio
Lifestyle II Conservative Portfolio
(the New Portfolios)

This section describes the evaluation by the Board of:

(a) an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the New Portfolios (the Advisory Agreement); and

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) to add the New Portfolios (the JHAM US Subadvisory Agreement).

(c) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM NA and, together with JHAM US, the Subadvisors) to add the New Portfolios (the JHAM NA Subadvisory Agreement and, together with the JHAM US Subadvisory Agreement, the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolios, the Board received in advance of the meeting a variety of materials relating to the New Portfolios, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar mutual funds; and including with respect to the Subadvisors, performance information for comparatively managed funds and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the New Portfolios and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at its prior meetings with respect to the services provided by the Advisor and the Subadvisors to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the other Funds that it manages. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the New Portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Portfolios, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Portfolios, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Portfolios, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring the investment performance and compliance programs of the Funds’ subadvisors, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Portfolios; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolios.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Portfolios’ contractual and net management fees and anticipated total expenses as compared to similarly situated investment companies

335

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees deemed to be comparable to the New Portfolios. In comparing the New Portfolios’ contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Portfolios would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Portfolios. The Board also noted management’s discussion of the New Portfolios’ anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each New Portfolio and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the New Portfolios, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a New Portfolios and those of their underlying portfolios.

The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios are reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the New Portfolios, the Board:

(a) considered the financial condition of the Advisor;

(b) considered an analysis presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Portfolios;

(c) considered that the Advisor will also provide administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement;

(d) noted that the Subadvisors are affiliates of the Advisor;

(e) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Portfolios, and that the Trust’s distributor will receive Rule 12b-1 payments to support distribution of the New Portfolios;

(f) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Portfolios;

(g) noted that the subadvisory fees for the New Portfolios will be paid by Advisor; and

(h) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolios and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the New Portfolios is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Portfolios grow and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which the New Portfolios may invest and for each of the other John Hancock open-end funds (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.0150% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, including the New Portfolios, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust and the John Hancock closed-end funds.);

(b) considered that the Advisor has agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the New Portfolios to reduce operating expenses;

(c) reviewed the Trust’s and the New Portfolios’ advisory fee structure and subad-visory fee structure and concluded that: (i) the New Portfolios’ fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the New Portfolios grow; and

(d) the Board also considered the potential effect of the New Portfolios’ future growth in size on their performance and fees. The Board also noted that if the New Portfolios’ assets increase over time, the New Portfolios may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a) information relating to the Subadvisor’s business, including current subadvi-sory services to the Trust (and other funds in the John Hancock family of funds);

(b) the comparative performance of the New Portfolios’ benchmarks and comparable funds managed by the New Portfolios’ portfolio managers; and

(c) the proposed subadvisory fee for the New Portfolios.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, as well as took into account information presented throughout the year. The Board considered the Subadvisors’ current level of staffing and their overall resources, as well as their compensation programs.

The Board reviewed the Subadvisors’ history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisors’ investment and compliance personnel who will provide services to the New Portfolios. The Board also considered, among other things, the Sub-advisors’ compliance programs and any disciplinary history. The Board also considered the Subadvisors’ risk assessment and monitoring processes. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of each Subadvi-sor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered the Subadvisors’ investment processes and philosophies. The Board took into account that each Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Portfolios that is consistent with the New Portfolios’ investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to

336

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees performance of these services. The Board also considered information regarding each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisory Compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship to the New Portfolios, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the New Portoflios. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvi-sors and their affiliates may receive from the Subadvisors’ relationship with the New Portfolios, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the New Portfolios will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board considered the New Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Portfolio, as applicable.

Subadvisor Performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvi-sors’ performance.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with each Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the New Portfolios; and

(2) The proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subad-visor for the New Portfolios and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the New Portfolios, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Portfolios and those of their underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the New Portfolios and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

337

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

338

Management of the Trust

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers

Hugh McHaffie, President**
Andrew G. Arnott, President†
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

** Through 3-13-14
† Effective 3-13-14

Investment Advisor

John Hancock Advisers, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2SA 2/14
4/14

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Insert 6A-1 - 1. Emerging Markets Fund
                             2. International Small Company Fund
Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Common Stocks 96.3%		$2,168,588,522

(Cost $2,048,404,507)

Australia 0.0%		211,339

MMG, Ltd. (I)	1,240,000	211,339

Brazil 8.3%		186,489,942

Abril Educacao SA	9,500	117,086
AES Tiete SA	35,693	225,483
Aliansce Shopping Centers SA	50,686	381,613
All America Latina Logistica SA	272,791	787,943
AMBEV SA	295,000	2,126,491
AMBEV SA, ADR	517,030	3,722,616
Anhanguera Educacional Participacoes SA	358,590	2,009,004
Arezzo Industria e Comercio SA	28,591	337,598
Arteris SA	6,412	47,439
Autometal SA	16,062	107,977
B2W Cia Digital (I)	22,600	224,733
Banco ABC Brasil SA (I)	2,627	7,843
Banco Alfa de Investimento SA	10,300	29,080
Banco Bradesco SA	307,018	3,828,586
Banco Bradesco SA, ADR	605,607	7,115,881
Banco do Brasil SA	352,619	3,118,594
Banco Santander Brasil SA, ADR (L)	580,408	2,878,824
Bematech SA	66,175	221,768
BHG SA - Brazil Hospitality Group (I)	16,880	97,979
BM&F Bovespa SA	1,683,628	7,245,827
BR Malls Participacoes SA	381,019	2,920,016
Brasil Brokers Participacoes SA	155,943	333,996
Brasil Insurance Participacoes e Administracao SA	37,195	251,541
Brasil Pharma SA (I)	5,572	12,459
Braskem SA, ADR (I)(L)	50,629	703,743
BRF SA, ADR (L)	422,692	7,718,356
Brookfield Incorporacoes SA (I)	495,494	309,578
CCR SA	384,456	2,638,897
Centrais Eletricas Brasileiras SA	95,800	204,514
Centrais Eletricas Brasileiras SA, ADR (L)	47,167	102,824
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	141,553
CETIP SA - Mercados Organizados	105,534	1,125,995
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	52,960	2,252,389
Cia de Locacao das Americas	4,000	5,980
Cia de Saneamento Basico de Estado de Sao Paulo, ADR	116,220	1,077,359
Cia de Saneamento Basico do Estado de Sao Paulo	92,992	854,743
Cia de Saneamento de Minas Gerais	47,900	680,567
Cia Energetica de Minas Gerais	31,204	180,123
Cia Energetica de Minas Gerais, ADR (L)	237,483	1,375,027
Cia Hering	75,600	803,679
Cia Paranaense de Energia	8,000	62,639
Cia Paranaense de Energia, ADR (L)	55,947	602,549
Cia Providencia Industria e Comercio SA	39,800	133,164
Cia Siderurgica Nacional SA	136,900	598,680
Cia Siderurgica Nacional SA, ADR (L)	259,126	1,153,111
Cielo SA	144,658	3,924,060
Contax Participacoes SA (I)	25,700	221,739
Cosan SA Industria e Comercio	111,000	1,643,147
CPFL Energia SA	58,900	421,782
CPFL Energia SA, ADR (L)	28,796	414,086

1

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Brazil (continued)

CR2 Empreendimentos Imobiliarios SA (I)	28,800	$39,092
Cremer SA	2,450	13,605
Cyrela Brazil Realty SA Empreendimentos e Participacoes	226,428	1,262,781
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	17,466
Direcional Engenharia SA	47,225	207,551
Duratex SA	266,733	1,238,302
EcoRodovias Infraestrutura e Logistica SA	96,233	506,515
EDP - Energias do Brasil SA	134,172	511,404
Embraer SA, ADR (L)	167,129	5,999,931
Eneva SA (I)	222,601	204,083
Equatorial Energia SA	111,522	943,722
Estacio Participacoes SA	148,922	1,403,982
Eternit SA	62,999	222,927
Even Construtora e Incorporadora SA	241,500	736,045
EZ Tec Empreendimentos e Participacoes SA	62,600	692,363
Fertilizantes Heringer SA (I)	33,400	97,893
Fibria Celulose SA, ADR (I)(L)	248,951	2,676,223
Fleury SA	33,900	289,044
Forjas Taurus SA	7,413	6,808
Gafisa SA	521,522	735,183
Gafisa SA, ADR (L)	74,154	214,305
General Shopping Brasil SA (I)	29,420	97,287
Gerdau SA	105,528	527,703
Gerdau SA, ADR	894,088	5,588,050
Grendene SA	80,101	471,752
Guararapes Confeccoes SA	3,000	116,558
Helbor Empreendimentos SA	188,760	554,352
Hypermarcas SA	271,417	1,685,457
Iguatemi Empresa de Shopping Centers SA	101,500	925,457
Industrias Romi SA	70,700	157,019
International Meal Company Holdings SA (I)	25,600	165,017
Iochpe-Maxion SA	98,076	983,493
Itau Unibanco Holding SA	116,924	1,454,135
Itau Unibanco Holding SA, ADR (L)	711,322	9,474,809
JBS SA	613,979	1,966,136
JHSF Participacoes SA	127,200	236,259
Joao Fortes Engenharia SA	675	1,581
JSL SA	23,700	141,162
Klabin SA	102,689	2,539,689
Kroton Educacional SA	180,312	3,364,045
Light SA	48,103	338,344
Localiza Rent a Car SA	95,020	1,263,559
Log-in Logistica Intermodal SA (I)	65,400	252,019
Lojas Americanas SA	72,620	384,484
Lojas Renner SA	72,550	1,789,416
LPS Brasil Consultoria de Imoveis SA	46,600	239,341
M Dias Branco SA	24,729	864,524
Magnesita Refratarios SA	282,565	656,508
Mahle-Metal Leve SA Industria e Comercio	42,500	431,532
Marcopolo SA	16,000	31,399
Marfrig Alimentos SA (I)	240,283	420,128
Marisa Lojas SA	48,673	290,955
Mills Estruturas e Servicos de Engenharia SA	81,217	890,554
Minerva SA (I)	80,800	363,429
MMX Mineracao e Metalicos SA (I)	74,409	97,287
MRV Engenharia e Participacoes SA	333,700	1,157,064

2

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Brazil (continued)

Multiplan Empreendimentos Imobiliarios SA	47,700	$938,080
Multiplus SA	32,097	351,472
Natura Cosmeticos SA	74,900	1,104,348
Odontoprev SA	270,770	987,524
Oi SA	88,336	151,579
Oi SA, ADR (L)	175,443	266,673
Oi SA, ADR, Series C (L)	12,205	20,626
Paranapanema SA (I)	275,500	415,127
PDG Realty SA Empreendimentos e Participacoes (I)	934,284	602,756
Petroleo Brasileiro SA	97,783	543,202
Petroleo Brasileiro SA, ADR (L)	561,754	6,291,645
Petroleo Brasileiro SA, ADR, Class A	837,292	9,762,825
Plascar Participacoes Industriais SA (I)	13,400	2,457
Porto Seguro SA	157,025	2,175,241
Positivo Informatica SA	26,000	26,839
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	217,066
QGEP Participacoes SA	79,200	280,562
Raia Drogasil SA	124,576	879,467
Refinaria de Petroleos de Manguinhos SA (I)	40,000	5,277
Restoque Comercio e Confeccoes de Roupas SA	94,596	252,705
Rodobens Negocios Imobiliarios SA	48,300	219,499
Rossi Residencial SA (I)	193,531	141,497
Santos Brasil Participacoes SA	52,908	337,256
Sao Carlos Empreendimentos e Participacoes SA	58,100	916,335
Sao Martinho SA	66,300	844,392
SLC Agricola SA	49,500	381,200
Sonae Sierra Brasil SA	15,936	106,530
Souza Cruz SA	161,600	1,402,712
Springs Global Participacoes SA (I)	323,987	193,242
Sul America SA	307,888	1,968,190
T4F Entretenimento SA (I)	10,600	21,007
Technos SA	8,300	51,036
Tecnisa SA (I)	81,200	261,235
Tegma Gestao Logistica	25,578	202,041
Telefonica Brasil SA	1,802	29,115
Telefonica Brasil SA, ADR (L)	88,100	1,643,065
Tempo Participacoes SA	16,496	22,020
Tereos Internacional SA	9,500	8,516
Tim Participacoes SA	85,100	416,877
Tim Participacoes SA, ADR	43,961	1,087,595
Totvs SA	85,999	1,187,680
TPI - Triunfo Participacoes e Investimentos SA	75,690	285,300
Tractebel Energia SA	57,438	813,631
Transmissora Alianca de Energia Eletrica SA	164,800	1,267,914
Trisul SA	30,607	51,406
Ultrapar Participacoes SA, ADR	151,580	3,380,234
UNICASA Industria de Moveis SA	9,500	18,848
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	247,787
Vale SA	14,800	208,990
Vale SA, ADR, Ordinary A Shares (L)	622,881	8,826,224
Vale SA, ADR, Preference A Shares	530,973	6,631,853
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,785	752,741
Vanguarda Agro SA (I)	196,311	258,036
Viver Incorporadora e Construtora SA (I)	199,536	15,333
WEG SA	120,900	1,574,744

3

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Cayman Islands 0.0%		$54,768

China Great Star International, Ltd. (I)	19,729	54,768

Chile 1.6%		35,289,693

AES Gener SA (I)	1,048,352	550,048
Aguas Andinas SA	1,256,540	767,693
Banco de Chile	2,707,339	345,434
Banco de Chile, ADR (L)	5,584	424,719
Banco de Credito e Inversiones	16,205	883,465
Banco Santander Chile	3,572,986	192,938
Banco Santander Chile, ADR (L)	51,996	1,122,074
Banmedica SA	300	505
Besalco SA	274,576	248,070
CAP SA	44,286	688,267
Cementos Bio Bio SA	2,795	2,505
Cencosud SA	600,508	1,831,802
Cia Cervecerias Unidas SA	18,026	203,145
Cia Cervecerias Unidas SA, ADR (L)	21,542	484,049
Cia General de Electricidad SA	302,832	1,511,894
Cia Sud Americana de Vapores SA (I)	8,532,311	405,229
Cintac SA	78,352	15,421
Colbun SA	3,327,879	792,221
Corpbanca SA	73,881,094	872,541
Corpbanca SA, ADR	13,087	231,247
Cristalerias de Chile SA	62,943	484,148
Cruz Blanca Salud SA	3,593	2,918
E.CL SA	389,794	516,821
Embotelladora Andina SA, ADR, Series A	300	5,478
Embotelladora Andina SA, ADR, Series B (L)	1,594	36,742
Empresa Nacional de Electricidad SA	1,112,975	1,513,754
Empresa Nacional de Electricidad SA, ADR (L)	15,602	637,498
Empresas CMPC SA	715,731	1,710,047
Empresas COPEC SA	269,951	3,562,980
Empresas Hites SA	44,774	25,997
Empresas Iansa SA	3,811,926	143,308
Empresas La Polar SA (I)	55,116	3,601
Enersis SA, ADR (L)	241,950	3,442,949
ENTEL Chile SA	69,137	798,523
Forus SA	30,657	145,388
Gasco SA	211,571	1,912,583
Grupo Security SA	593,749	201,909
Inversiones Aguas Metropolitanas SA	548,849	876,954
Invexans SA	8,564,556	153,262
Latam Airlines Group SA	43,757	677,517
Latam Airlines Group SA, ADR (L)	90,517	1,393,962
Madeco SA (I)	9,108,883	47,203
Masisa SA	4,377,608	215,637
Molibdenos y Metales SA	7,542	104,450
Multiexport Foods SA (I)	72,522	12,469
Parque Arauco SA	267,499	464,326
PAZ Corp., SA	115,321	56,735
Ripley Corp. SA	641,294	395,437
SACI Falabella	162,221	1,335,538
Salfacorp SA	66,565	64,419
Sigdo Koppers SA	190,206	291,077
Sociedad Matriz SAAM SA	8,590,526	699,368
Sociedad Quimica y Minera de Chile SA, ADR (L)	21,439	660,321

4

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Chile (continued)

Socovesa SA	678,810	$147,292
Sonda SA	306,446	604,177
Vina Concha y Toro SA	138,219	276,799
Vina San Pedro Tarapaca SA	16,312,632	94,839

China 10.1%		227,354,986

Agile Property Holdings, Ltd.	954,000	814,227
Agricultural Bank of China, Ltd., H Shares	7,529,000	3,201,636
Air China, Ltd., H Shares	918,000	600,263
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	335,357
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,254,000	448,541
Angang Steel Company, Ltd., H Shares (I)(L)	902,000	566,479
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,708,208
Anhui Expressway Company, Ltd., H Shares	414,000	213,018
Anhui Tianda Oil Pipe Company, Ltd., H Shares	334,000	59,058
ANTA Sports Products, Ltd.	557,000	862,566
Anton Oilfield Services Group (L)	588,000	409,072
Asia Cement China Holdings Corp.	480,000	332,836
AVIC International Holdings, Ltd. (I)	140,000	54,188
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	703,349
Bank of China, Ltd., H Shares	30,879,075	13,003,463
Bank of Communications Company, Ltd., H Shares	3,532,858	2,267,184
Baoye Group Company, Ltd., H Shares	400,000	236,704
BaWang International Group Holding, Ltd. (I)	314,000	16,612
BBMG Corp., H Shares	494,500	369,923
Beijing Capital International Airport Company, Ltd., H Shares	1,834,415	1,396,310
Beijing Capital Land, Ltd., H Shares	1,240,000	508,802
Beijing Jingkelong Company, Ltd., H Shares	34,000	9,786
Beijing North Star Company, H Shares	800,000	186,828
Billion Industrial Holdings, Ltd.	10,500	5,774
Biostime International Holdings, Ltd.	43,000	383,854
Bloomage Biotechnology Corp., Ltd.	40,000	112,872
Boer Power Holdings, Ltd.	37,000	43,712
Byd Company, Ltd., H Shares (I)(L)	154,000	1,017,230
BYD Electronic International Company, Ltd. (I)	891,983	518,389
Central China Real Estate, Ltd.	522,538	148,293
Changshouhua Food Company, Ltd.	143,000	148,648
Chaowei Power Holdings, Ltd.	109,000	53,611
China Aoyuan Property Group, Ltd.	1,552,000	302,465
China Automation Group, Ltd.	117,000	22,375
China BlueChemical, Ltd., H Shares	1,596,000	935,157
China CITIC Bank Corp., Ltd., H Shares	3,266,962	1,764,527
China Coal Energy Company, Ltd., H Shares (L)	2,931,000	1,503,987
China Communications Construction Company, Ltd., H Shares	3,203,202	2,245,102
China Communications Services Corp., Ltd., H Shares	1,803,200	845,154
China Construction Bank Corp., H Shares	26,957,000	18,607,717
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,172,500	504,593
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,123,000	226,267
China Dongxiang Group Company	2,060,000	412,122
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	18,697
China Eastern Airlines Corp., Ltd., H Shares (I)	878,000	320,879
China Hongqiao Group, Ltd.	20,000	12,598
China Huiyuan Juice Group, Ltd. (I)	762,500	417,987
China International Marine Containers Group Company, Ltd., H Shares	55,300	134,563
China Lesso Group Holdings, Ltd.	499,000	303,475
China Life Insurance Company, Ltd., ADR (L)	99,654	4,323,987

5

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

China (continued)

China Life Insurance Company, Ltd., H Shares	217,000	$631,020
China Lilang, Ltd.	450,000	290,248
China Longyuan Power Group Corp., H Shares	1,004,000	1,202,514
China Medical System Holdings, Ltd.	623,800	803,735
China Mengniu Dairy Company, Ltd.	596,000	3,060,566
China Merchants Bank Company, Ltd., H Shares	1,821,461	3,202,894
China Minsheng Banking Corp., Ltd., H Shares (L)	1,869,500	1,866,129
China Modern Dairy Holdings, Ltd. (I)(L)	330,000	161,907
China Molybdenum Company, Ltd., H Shares	461,000	186,724
China National Building Material Company, Ltd., H Shares	1,246,000	1,195,435
China National Materials Company, Ltd., H Shares (L)	754,000	139,279
China Oilfield Services, Ltd., H Shares	430,000	1,168,388
China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,248,526
China Petroleum & Chemical Corp., ADR (L)	105,002	9,285,327
China Qinfa Group, Ltd.	944,000	68,242
China Railway Construction Corp., H Shares	1,420,335	1,181,135
China Railway Group, Ltd., H Shares	1,269,000	549,647
China Rare Earth Holdings, Ltd. (I)	1,272,000	175,698
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,075,000	212,440
China Sanjiang Fine Chemicals Company, Ltd.	188,000	90,044
China Shanshui Cement Group, Ltd.	1,080,000	383,076
China Shenhua Energy Company, Ltd., H Shares	1,134,500	3,095,503
China Shineway Pharmaceutical Group, Ltd.	203,000	317,315
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,357,850	837,720
China Shipping Development Company, Ltd., H Shares (I)(L)	1,410,000	920,540
China Southern Airlines Company, Ltd., ADR (L)	1,402	24,325
China Southern Airlines Company, Ltd., H Shares	910,000	317,237
China Suntien Green Energy Corp., Ltd., H Shares	907,000	385,411
China Taifeng Beddings Holdings Ltd.	46,000	7,671
China Telecom Corp., Ltd., ADR (L)	5,800	250,850
China Telecom Corp., Ltd., H Shares	3,218,000	1,400,997
China Tontine Wines Group, Ltd. (I)	56,000	2,493
China Yurun Food Group, Ltd. (I)(L)	1,115,000	676,404
China ZhengTong Auto Services Holdings, Ltd. (I)(L)	710,500	400,076
China Zhongwang Holdings, Ltd. (I)	1,643,000	491,765
Chinasoft International, Ltd. (I)	670,000	205,177
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	118,520
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	133,540
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	87,000	27,626
CITIC Securities Company, Ltd., H Shares	240,500	500,970
CNOOC, Ltd.	4,194,000	6,866,054
CNOOC, Ltd., ADR (L)	16,420	2,683,521
Comtec Solar Systems Group, Ltd. (I)	512,000	96,566
Coolpad Group, Ltd.	948,000	641,409
Country Garden Holdings Company, Ltd.	2,183,463	1,130,245
CPMC Holdings, Ltd.	144,000	119,886
CSR Corp., Ltd., H Shares	493,000	370,064
Dalian Port PDA Company, Ltd., H Shares	1,186,621	268,006
Daphne International Holdings, Ltd. (L)	660,000	335,733
Datang International Power Generation Company, Ltd., H Shares	1,008,000	407,257
Dongfang Electric Corp., Ltd., H Shares (L)	193,200	309,263
Dongfeng Motor Group Company, Ltd., H Shares	1,284,000	1,742,416
Dongjiang Environmental Company, Ltd., H Shares	28,800	105,656
Dongyue Group	860,000	318,594
ENN Energy Holdings, Ltd.	398,000	2,793,214
Evergrande Real Estate Group, Ltd. (L)	4,424,000	1,874,114

6

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

China (continued)

Fantasia Holdings Group Company, Ltd.	306,000	$53,360
First Tractor Company, Ltd., H Shares	260,750	165,703
Fosun International, Ltd.	1,244,059	1,556,082
Fufeng Group, Ltd.	158,000	62,846
Golden Eagle Retail Group, Ltd.	229,000	357,298
GOME Electrical Appliances Holdings, Ltd. (L)	7,712,000	1,294,329
Goodbaby International Holdings, Ltd.	21,000	12,176
Great Wall Motor Company, Ltd., H Shares	286,500	1,312,024
Great Wall Technology Company, Ltd., H Shares (I)	648,000	251,604
Greatview Aseptic Packaging Company, Ltd.	105,000	57,414
Greenland Hong Kong Holdings, Ltd.	397,925	217,217
Greentown China Holdings, Ltd.	681,500	890,684
Guangshen Railway Company, Ltd., ADR	38,951	871,334
Guangzhou Automobile Group Company, Ltd., H Shares	1,636,857	1,529,470
Guangzhou Pharmaceutical Company, Ltd.	108,000	349,282
Guangzhou R&F Properties Company, Ltd., H Shares	646,599	872,495
Guangzhou Shipyard International Company, Ltd., H Shares	128,000	281,049
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	43,844
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	149,328
Haitian International Holdings, Ltd. (L)	188,000	406,731
Harbin Electric Company, Ltd., H Shares	780,000	494,450
Hengan International Group Company, Ltd.	210,500	2,286,265
Hidili Industry International Development, Ltd. (I)(L)	798,000	100,000
Hilong Holding, Ltd.	221,000	162,693
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	286,563
Honghua Group, Ltd. (L)	1,149,000	319,282
Huadian Power International Corp., H Shares	668,000	283,744
Huaneng Power International, Inc., ADR	4,400	156,068
Huaneng Power International, Inc., H Shares	852,000	762,623
Huaneng Renewables Corp., Ltd., H Shares	1,106,000	482,648
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)(L)	1,658,000	498,357
Industrial & Commercial Bank of China, Ltd., H Shares	29,947,000	18,042,063
Intime Retail Group Company, Ltd.	733,500	749,333
Jiangsu Expressway Company, Ltd., H Shares	592,000	755,519
Jiangxi Copper Company, Ltd., H Shares	556,000	964,611
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	173,926
Kaisa Group Holdings, Ltd. (I)	375,000	125,896
Kasen International Holdings, Ltd. (I)	240,000	47,681
Kingdee International Software Group Company, Ltd. (I)(L)	1,314,000	478,848
Kingsoft Corp., Ltd.	348,000	1,182,678
Labixiaoxin Snacks Group, Ltd.	39,000	29,509
Lenovo Group, Ltd.	1,820,000	1,942,858
Li Ning Company, Ltd. (I)	570,500	439,820
Lianhua Supermarket Holdings Company, Ltd., H Shares (L)	255,200	137,445
Lingbao Gold Company, Ltd., H Shares	380,000	70,946
Longfor Properties Company, Ltd.	526,000	726,543
Lonking Holdings, Ltd. (I)	1,240,000	246,775
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	473,555
Magic Holdings International, Ltd.	232,000	185,981
Maoye International Holdings, Ltd. (L)	866,000	130,638
Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	51,430
Microport Scientific Corp. (L)	131,000	93,353
Minth Group, Ltd. (L)	204,000	407,475
New China Life Insurance Company, Ltd., H Shares (I)	126,000	399,690
NVC Lighting Holdings, Ltd.	1,230,000	341,435
O-Net Communications Group, Ltd.	352,000	131,947

7

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

China (continued)

Pacific Online, Ltd.	209,000	$158,263
Parkson Retail Group, Ltd.	986,500	271,094
Peak Sport Products Company, Ltd. (L)	401,000	103,462
PetroChina Company, Ltd., ADR (L)	28,167	2,974,435
PetroChina Company, Ltd., H Shares	4,816,000	5,073,900
PICC Property & Casualty Company, Ltd., H Shares	927,960	1,271,230
Ping An Insurance Group Company, H Shares	444,000	3,619,365
Powerlong Real Estate Holdings, Ltd.	361,000	65,220
Prince Frog International Holdings, Ltd.	119,000	44,754
Qunxing Paper Holdings Company, Ltd.	969,268	257,787
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	432,611
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	189,297
Semiconductor Manufacturing International Corp., ADR (I)	172,105	731,446
Semiconductor Manufacturing International Corp. (I)(L)	16,250,000	1,405,527
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	89,149
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	58,963
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	917,598
Shanghai Electric Group Company, Ltd., H Shares	1,204,000	407,432
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	9,000	32,084
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	341,865
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	177,100	460,339
Shanghai Prime Machinery Company, Ltd., H Shares	804,000	108,858
Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	7,978
Shenguan Holdings Group, Ltd.	744,000	311,140
Shenzhen Expressway Company, Ltd., H Shares	440,000	194,561
Shenzhou International Group Holdings, Ltd.	126,000	441,386
Shui On Land, Ltd.	3,823,567	1,051,319
Shunfeng Photovoltaic International, Ltd. (I)	22,000	19,873
Sichuan Expressway Company, Ltd., H Shares	718,000	198,342
Sihuan Pharmaceutical Holdings Group, Ltd.	984,000	1,182,439
Sino-Ocean Land Holdings, Ltd.	3,412,498	1,814,357
SinoMedia Holding, Ltd.	102,000	72,432
Sinopec Shanghai Petrochemical Company, Ltd., ADR	2,380	70,972
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	454,329
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	912,000	194,286
Sinopharm Group Company, Ltd., H Shares	391,200	1,090,117
Sinotrans, Ltd., H Shares	1,759,574	786,556
Sinotruk Hong Kong, Ltd.	826,055	435,094
SITC International Holdings Company, Ltd.	147,000	66,972
SOHO China, Ltd.	1,762,000	1,331,676
Springland International Holdings, Ltd.	179,000	75,064
SPT Energy Group, Inc.	18,000	10,421
Sunac China Holdings, Ltd.	241,000	127,947
Sunny Optical Technology Group Company, Ltd. (L)	322,000	307,674
TCL Communication Technology Holdings, Ltd. (I)	237,000	262,839
Tencent Holdings, Ltd.	203,700	16,356,297
Tian Shan Development Holdings, Ltd.	58,000	20,413
Tiangong International Company, Ltd.	1,007,564	279,846
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	95,067
Tianjin Jinran Public Utilities Company, Ltd., H Shares	160,000	38,003
Tingyi Cayman Islands Holding Corp.	552,000	1,545,786
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	395,878
Tonly Electronics Holdings, Ltd. (I)	76,520	65,553
Travelsky Technology, Ltd., H Shares	1,149,500	1,154,366
Trigiant Group, Ltd.	246,000	77,907
Tsingtao Brewery Company, Ltd., H Shares	102,000	764,051

8

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

China (continued)

Uni-President China Holdings, Ltd. (L)	437,000	$437,708
Want Want China Holdings, Ltd.	1,670,000	2,543,039
Weichai Power Company, Ltd., H Shares	240,400	913,979
Weiqiao Textile Company, H Shares	409,000	220,475
West China Cement, Ltd.	2,098,000	238,481
Winsway Coking Coal Holdings, Ltd. (I)	203,000	11,024
Wumart Stores, Inc., H Shares	172,000	204,267
Xiamen International Port Company, Ltd., H Shares	1,056,662	140,554
Xingda International Holdings, Ltd.	848,000	442,956
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	403,650	230,747
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (L)	136,200	153,050
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	877,000	120,910
Xiwang Property Holdings Company, Ltd.	593,020	53,628
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	372,437
Yanzhou Coal Mining Company, Ltd., H Shares (L)	436,000	308,874
Zall Development Group, Ltd.	119,000	37,106
Zhaojin Mining Industry Company, Ltd., H Shares (L)	461,500	305,117
Zhejiang Expressway Company, Ltd., H Shares	876,000	761,899
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	793,200	255,810
Zhongsheng Group Holdings, Ltd.	300,500	435,095
Zhuzhou CSR Times Electric Company, Ltd., H Shares	189,500	603,743
Zijin Mining Group Company, Ltd., H Shares (L)	1,823,000	396,410
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	673,400	504,861
ZTE Corp., H Shares (I)	250,200	532,721

Colombia 0.7%		15,466,780

Bancolombia SA, ADR (L)	111,261	5,618,681
Ecopetrol SA	1,389,421	2,376,820
Ecopetrol SA, ADR (L)	123,231	4,230,520
Empresa de Energia de Bogota SA	690,124	475,599
Grupo Argos SA	5,127	46,810
Interconexion Electrica SA ESP	262,567	975,322
Isagen SA ESP	1,204,809	1,743,028

Cyprus 0.1%		2,237,368

Eurasia Drilling Company, Ltd., GDR	58,769	1,747,311
Globaltrans Investment PLC, GDR	37,764	490,057

Czech Republic 0.3%		6,597,878

CEZ AS	66,250	1,785,146
Fortuna Entertainment Group NV	1,880	12,332
Komercni Banka AS	4,862	1,177,563
Pegas Nonwovens SA	27,820	858,993
Philip Morris CR AS	293	160,952
Telefonica Czech Republic AS	82,763	1,258,745
Unipetrol AS (I)	190,067	1,344,147

Egypt 0.1%		1,317,850

Commercial International Bank Egypt SAE, GDR	147,980	717,224
Global Telecom Holding, GDR (I)	187,573	600,626

Greece 0.4%		8,090,328

Aegean Airlines SA (I)	183	1,918
Alpha Bank AE (I)	678,098	684,085
Athens Water Supply and Sewage Company SA	4,067	47,087
Bank of Greece SA	2,764	60,186

9

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Greece (continued)

Ellaktor SA (I)	24,344	$130,080
Folli Follie SA (I)	12,765	448,226
Fourlis Holdings SA (I)	7,064	54,011
Frigoglass SA (I)	6,664	42,261
GEK Terna Holding Real Estate Construction SA (I)	7,981	40,995
Hellenic Exchanges SA Holding Clearing Settlement and Registry	23,048	266,535
Hellenic Petroleum SA	23,039	222,123
Hellenic Telecommunications Organization SA (I)	84,557	1,479,378
Intracom Holdings SA (I)	31,592	35,547
Intralot SA-Integrated Lottery Systems & Services	21,573	63,888
JUMBO SA (I)	27,185	514,983
Metka SA	5,847	106,260
Motor Oil Hellas Corinth Refineries SA	14,002	183,243
Mytilineos Holdings SA (I)	15,661	151,537
National Bank of Greece SA (I)	136,589	667,319
OPAP SA	65,958	1,035,933
Piraeus Bank SA (I)	105,043	288,238
Piraeus Port Authority SA	881	22,491
Public Power Corp. SA	69,070	1,101,511
Sidenor Steel Products Manufacturing Company SA (I)	4,142	10,478
Terna Energy SA (I)	6,653	41,057
Titan Cement Company SA (I)	12,109	390,958

Guernsey Channel Islands 0.0%		560,199

Etalon Group, Ltd., GDR (I)	116,120	560,199

Hong Kong 4.7%		105,964,443

361 Degrees International, Ltd.	372,000	95,930
Ajisen China Holdings, Ltd.	341,000	375,732
AMVIG Holdings, Ltd.	675,333	274,091
Anxin-China Holdings, Ltd.	1,440,000	312,100
Asia Energy Logistics Group, Ltd. (I)	2,960,000	35,853
Asian Citrus Holdings, Ltd.	144,000	34,746
AVIC International Holding Hong Kong, Ltd. (I)	2,478,000	96,044
Beijing Enterprises Holdings, Ltd.	251,430	2,413,213
Beijing Enterprises Water Group, Ltd. (L)	1,194,000	857,965
Belle International Holdings, Ltd.	1,391,000	1,715,405
Bosideng International Holdings, Ltd. (L)	1,652,000	296,370
Brilliance China Automotive Holdings, Ltd.	1,304,000	1,985,187
C C Land Holdings, Ltd.	450,693	98,969
Carrianna Group Holdings Company, Ltd.	624,000	142,730
CECEP COSTIN New Materials Group, Ltd.	54,000	29,020
CGN Mining Company, Ltd. (I)	595,000	51,390
Chaoda Modern Agriculture Holdings, Ltd. (I)(L)	5,797,312	521,761
Chigo Holding, Ltd. (I)	1,536,000	40,255
Chiho-Tiande Group, Ltd.	44,000	16,754
China Aerospace International Holdings, Ltd.	2,044,755	216,644
China Agri-Industries Holdings, Ltd.	2,316,600	995,744
China All Access Holdings, Ltd.	170,000	72,523
China Chengtong Development Group, Ltd. (I)	2,031,216	65,493
China Energine International Holdings, Ltd. (I)	1,897,589	186,215
China Everbright International, Ltd.	1,360,000	1,998,449
China Everbright, Ltd.	937,000	1,235,821
China Fiber Optic Network System Group, Ltd.	88,000	24,299
China Foods, Ltd. (I)	624,000	226,322
China Gas Holdings, Ltd.	916,000	1,440,296

10

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Green Holdings, Ltd. (I)	588,000	$56,928
China Haidian Holdings, Ltd. (I)	2,601,800	315,587
China High Precision Automation Group, Ltd. (I)	74,000	11,824
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	491,193
China Household Holdings, Ltd. (I)	370,000	45,271
China Lumena New Materials Corp. (L)	1,272,000	226,649
China Merchants Holdings International Company, Ltd.	890,104	3,174,790
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	3,086,000	33,347
China Mobile, Ltd.	170,000	1,612,523
China Mobile, Ltd., ADR (L)	297,443	14,143,415
China New Town Development Company, Ltd. (I)	2,185,332	175,160
China Nickel Resources Holding Company, Ltd. (I)	878,000	34,030
China Ocean Resources Company, Ltd. (I)	32,860	114,444
China Oil and Gas Group, Ltd.	3,168,219	564,764
China Overseas Grand Oceans Group, Ltd.	402,000	287,881
China Overseas Land & Investment, Ltd.	1,402,000	3,778,517
China Power International Development, Ltd. (L)	1,397,000	465,072
China Power New Energy Development Company, Ltd. (I)(L)	3,180,000	283,581
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	197,578
China Properties Group, Ltd. (I)	877,000	188,986
China Resources Cement Holdings, Ltd.	783,518	577,969
China Resources Enterprises, Ltd.	784,000	2,205,747
China Resources Gas Group, Ltd.	390,000	1,371,813
China Resources Land, Ltd.	1,010,000	2,288,364
China Resources Power Holdings Company, Ltd.	606,000	1,464,736
China Ruifeng Renewable Energy Holdings, Ltd. (I)	184,000	48,625
China Singyes Solar Technologies Holdings, Ltd.	225,800	274,822
China South City Holdings, Ltd.	1,108,000	557,834
China Starch Holdings, Ltd.	2,630,000	72,296
China State Construction International Holdings, Ltd.	625,200	1,069,740
China Taiping Insurance Holdings Company, Ltd. (I)	449,000	751,797
China Tianyi Holdings, Ltd.	40,000	7,220
China Travel International Investment Hong Kong, Ltd.	2,982,000	623,514
China Unicom Hong Kong, Ltd., ADR	196,328	2,585,640
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	57,000	6,906
China Water Affairs Group, Ltd.	754,000	245,051
ChinaVision Media Group, Ltd. (I)	460,000	37,935
CIMC Enric Holdings, Ltd.	216,000	332,519
CITIC 21CN Company, Ltd. (I)	958,000	527,986
CITIC Pacific, Ltd. (L)	1,298,923	1,884,677
CITIC Resources Holdings, Ltd. (I)	2,830,000	332,441
Clear Media, Ltd.	57,000	56,963
Coastal Greenland, Ltd. (I)	990,000	37,097
Comba Telecom Systems Holdings, Ltd. (I)(L)	857,500	288,201
Cosco International Holdings, Ltd.	807,040	334,275
COSCO Pacific, Ltd.	1,568,683	2,106,431
CP Pokphand Company	2,984,000	303,810
CSPC Pharmaceutical Group, Ltd.	732,000	658,762
DaChan Food Asia, Ltd. (I)	552,000	62,676
Dah Chong Hong Holdings, Ltd.	476,000	296,392
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	58,904
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,371
Digital China Holdings, Ltd.	522,000	517,818
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,904
Embry Holdings, Ltd.	80,000	49,536

11

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	$96,483
Franshion Properties China, Ltd.	3,976,000	1,247,069
GCL-Poly Energy Holdings, Ltd. (I)(L)	4,199,000	1,584,695
Geely Automobile Holdings Company, Ltd. (L)	2,265,000	857,635
Global Bio-Chem Technology Group Company, Ltd. (I)	2,707,200	171,295
Global Sweeteners Holdings, Ltd. (I)	444,000	26,338
Glorious Property Holdings, Ltd. (I)	545,000	81,591
Goldbond Group Holdings, Ltd.	100,000	4,840
Golden Meditech Holdings, Ltd.	2,331,900	247,189
Goldlion Holdings, Ltd.	345,000	161,013
Good Friend International Holdings, Inc.	42,000	11,954
Guangdong Investment, Ltd.	1,254,000	1,307,612
Guangdong Land Holdings, Ltd.	690,000	129,048
Haier Electronics Group Company, Ltd.	341,000	1,012,594
Hanergy Solar Group, Ltd. (I)	8,000	1,115
Heng Tai Consumables Group, Ltd. (I)	2,805,525	60,445
Hengdeli Holdings, Ltd. (L)	1,720,400	354,511
Hi Sun Technology China, Ltd. (I)	126,000	40,888
HKC Holdings, Ltd. (I)	3,725,423	115,476
Hopewell Highway Infrastructure, Ltd.	573,000	267,341
Hopson Development Holdings, Ltd. (I)	692,000	646,823
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares (L)	1,726,617	412,801
Huabao International Holdings, Ltd.	1,225,000	587,926
Huscoke Resources Holdings, Ltd. (I)	228,200	2,295
Inspur International, Ltd.	689,000	139,360
Interchina Holdings Company (I)	1,870,000	118,277
Jinchuan Group International Resources Company, Ltd. (I)	162,000	13,829
Ju Teng International Holdings, Ltd.	981,722	750,084
Kai Yuan Holdings, Ltd. (I)	10,020,000	210,401
Kingboard Chemical Holdings, Ltd.	716,148	1,579,238
Kingboard Laminates Holdings, Ltd.	204,000	77,701
Kunlun Energy Company, Ltd.	972,000	1,735,130
KWG Property Holding, Ltd.	1,340,512	680,583
Lai Fung Holdings, Ltd.	4,286,000	94,615
Le Saunda Holdings	108,000	50,459
Lee & Man Paper Manufacturing, Ltd.	510,000	305,520
Lijun International Pharmaceutical Holding, Ltd.	750,000	261,378
LK Technology Holdings, Ltd. (I)	40,000	5,467
Loudong General Nice Resources China Holdings, Ltd. (I)	1,830,000	117,903
MIE Holdings Corp.	510,000	97,394
MIN XIN Holdings, Ltd.	168,000	85,599
Mingfa Group International Company, Ltd. (I)	840,000	216,760
Minmetals Land, Ltd. (L)	1,502,000	174,433
Nan Hai Corp., Ltd. (I)	26,350,000	173,541
NetDragon Websoft, Inc.	121,500	261,474
New World China Land, Ltd.	2,457,230	1,458,865
New World Department Store China, Ltd.	211,000	108,864
Newton Resources, Ltd. (I)	148,000	13,182
Nine Dragons Paper Holdings, Ltd.	615,000	470,231
North Mining Shares Company, Ltd. (I)	1,340,000	55,308
PetroAsian Energy Holdings, Ltd. (I)	1,864,000	31,503
Phoenix Satellite Television Holdings, Ltd. (L)	726,000	266,062
Poly Property Group Company, Ltd.	2,221,944	1,022,142
Ports Design, Ltd.	242,500	161,616
Pou Sheng International Holdings, Ltd. (I)	2,224,000	101,673
Prosperity International Holdings HK, Ltd. (I)	1,460,000	53,699

12

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Qingling Motors Company, Ltd., H Shares	948,000	$281,141
Real Nutriceutical Group, Ltd. (L)	467,000	97,654
Regent Manner International Holdings, Ltd.	503,000	85,677
REXLot Holdings, Ltd. (L)	6,393,536	934,739
Road King Infrastructure, Ltd.	166,000	146,308
Rotam Global Agrosciences, Ltd.	16,000	31,267
Samson Holding, Ltd.	740,915	107,076
Shanghai Industrial Holdings, Ltd.	537,041	1,832,885
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	215,381
Shanghai Zendai Property, Ltd. (I)	4,865,000	77,236
Shenzhen International Holdings, Ltd.	882,689	1,155,942
Shenzhen Investment, Ltd.	2,578,260	864,901
Shimao Property Holdings, Ltd.	1,041,000	2,094,613
Shougang Concord International Enterprises Company, Ltd. (I)	4,862,000	241,731
Shougang Fushan Resources Group, Ltd.	3,492,000	941,984
Silver Grant International, Ltd.	1,054,334	131,880
SIM Technology Group, Ltd. (I)	1,671,000	79,950
Sino Biopharmaceutical, Ltd.	1,804,000	1,685,334
Sino Oil And Gas Holdings, Ltd. (I)(L)	2,745,000	97,443
Sinofert Holdings, Ltd.	2,242,000	344,688
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	159,836
Sinopec Kantons Holdings, Ltd.	784,000	863,181
Sinotrans Shipping, Ltd.	1,611,000	538,340
Skyworth Digital Holdings, Ltd.	1,397,675	713,724
SMI Corp., Ltd. (I)	48,000	1,952
Solargiga Energy Holdings, Ltd. (I)	997,000	48,269
Sparkle Roll Group, Ltd. (I)	1,144,000	85,408
SRE Group, Ltd. (I)	3,944,000	113,536
TCC International Holdings, Ltd.	1,253,417	625,990
TCL Multimedia Technology Holdings, Ltd. (L)	509,200	216,468
Tech Pro Technology Development, Ltd. (I)	138,000	69,913
Texhong Textile Group, Ltd.	42,500	56,206
Tian An China Investment, Ltd.	931,000	815,570
Tianjin Development Holdings, Ltd. (I)	348,000	226,898
Tianjin Port Development Holdings, Ltd.	14,000	2,188
Tianneng Power International, Ltd.	664,700	257,898
Tomson Group, Ltd.	701,443	215,459
Tongda Group Holdings, Ltd.	690,000	87,404
Towngas China Company, Ltd.	567,000	728,591
TPV Technology, Ltd.	952,588	205,479
Truly International Holdings, Ltd. (L)	871,000	471,999
United Energy Group, Ltd. (I)(L)	1,846,000	297,570
VODone, Ltd. (I)(L)	1,941,600	299,506
Wasion Group Holdings, Ltd.	522,000	307,824
Welling Holding, Ltd.	608,000	165,907
XTEP International Holdings	335,000	163,012
Yanchang Petroleum International, Ltd. (I)	4,992,273	261,194
Yingde Gases Group Company, Ltd.	593,000	527,541
Yip's Chemical Holdings, Ltd.	218,000	165,855
Yuexiu Property Company, Ltd.	5,625,200	1,162,432
Yuexiu Transport Infrastructure, Ltd.	394,000	191,562

Hungary 0.3%		6,161,533

Danubius Hotel and Spa PLC (I)	951	23,485
Magyar Telekom Telecommunications PLC	162,750	242,611
MOL Hungarian Oil and Gas PLC	14,280	838,429

13

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hungary (continued)

OTP Bank PLC	217,743	$3,863,754
PannErgy (I)	2,974	4,366
Richter Gedeon Nyrt	66,910	1,188,888

India 6.9%		155,907,927

3M India, Ltd. (I)	27	1,594
Aban Offshore, Ltd.	21,138	173,930
ABB, Ltd.	32,944	381,963
ABG Shipyard, Ltd. (I)	16,236	68,426
ACC, Ltd.	22,489	402,947
Adani Enterprises, Ltd.	84,130	345,709
Adani Ports and Special Economic Zone	278,291	759,437
Adani Power, Ltd. (I)	448,722	260,714
Aditya Birla Nuvo, Ltd.	50,286	877,945
Advanta, Ltd. (I)	325	592
Agro Tech Foods, Ltd.	1,994	15,411
AIA Engineering, Ltd.	1,757	16,197
Ajanta Pharma, Ltd.	6,477	108,540
Akzo Nobel India, Ltd.	3,239	40,246
Alembic Pharmaceuticals, Ltd.	58,842	255,049
Allahabad Bank	97,853	119,257
Alok Industries, Ltd.	487,315	50,022
Alstom India, Ltd.	14,071	73,880
Amara Raja Batteries, Ltd.	28,825	183,894
Ambuja Cements, Ltd.	482,068	1,311,062
Amtek Auto, Ltd. (I)	149,007	241,128
Anant Raj, Ltd. (I)	151,998	125,367
Andhra Bank	157,627	143,763
Apollo Hospitals Enterprise, Ltd.	48,981	730,841
Apollo Tyres, Ltd.	157,306	338,923
Arvind, Ltd.	144,398	363,590
Ashok Leyland, Ltd.	1,368,930	346,684
Asian Paints, Ltd.	118,840	906,301
Aurobindo Pharma, Ltd.	77,853	660,866
Axis Bank, Ltd.	136,878	2,815,106
Axis Bank, Ltd., GDR	95	1,948
Bajaj Auto, Ltd.	28,118	882,762
Bajaj Corp., Ltd.	10,138	33,930
Bajaj Electricals, Ltd.	17,856	70,488
Bajaj Finance, Ltd.	17,501	444,691
Bajaj Finserv, Ltd.	35,935	417,777
Bajaj Hindusthan, Ltd. (I)	266,322	56,464
Bajaj Holdings and Investment, Ltd.	41,862	638,647
Balkrishna Industries, Ltd.	19,674	122,571
Ballarpur Industries, Ltd.	487,134	89,701
Balmer Lawrie & Company, Ltd.	13,965	65,352
Balrampur Chini Mills, Ltd.	160,224	120,200
Bank of Baroda	50,107	445,931
Bank of India	128,328	356,660
Bank of Maharashtra	160,436	76,270
BASF India, Ltd.	3,768	41,999
Bata India, Ltd.	4,257	73,101
BEML, Ltd.	19,471	65,363
Berger Paints India, Ltd.	58,110	200,947
BGR Energy Systems, Ltd.	18,048	30,282
Bharat Electronics, Ltd.	8,497	127,561

14

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Bharat Forge, Ltd.	65,204	$403,085
Bharat Heavy Electricals, Ltd.	301,334	821,349
Bharat Petroleum Corp., Ltd.	102,639	626,268
Bharti Airtel, Ltd. (I)	285,845	1,330,821
Bhushan Steel, Ltd.	33,252	244,432
Biocon, Ltd.	39,335	291,426
Birla Corp., Ltd.	41,760	158,488
Blue Dart Express, Ltd.	1,817	98,488
Blue Star, Ltd.	4,203	10,244
Bombay Dyeing & Manufacturing Company, Ltd.	53,185	43,806
Bombay Rayon Fashions, Ltd. (I)	15,869	50,017
Bosch, Ltd.	3,714	566,997
Brigade Enterprises, Ltd.	22,407	19,827
Britannia Industries, Ltd.	19,519	280,356
Cadila Healthcare, Ltd.	23,683	400,665
Cairn India, Ltd.	318,095	1,670,383
Canara Bank	91,968	322,118
Capital First, Ltd.	9,269	22,112
Carborundum Universal, Ltd.	2,776	5,835
Central Bank of India	256,929	181,996
Century Textiles & Industries, Ltd.	32,699	168,803
CESC, Ltd.	51,783	406,727
Chambal Fertilizers & Chemicals, Ltd.	224,870	139,287
Chennai Petroleum Corp., Ltd. (I)	5,582	5,282
Cholamandalam Investment and Finance Company, Ltd.	8,951	32,960
Cipla, Ltd.	219,186	1,364,166
City Union Bank, Ltd.	160,171	122,137
Clariant Chemicals India, Ltd.	3,348	32,840
CMC, Ltd.	3,811	92,831
Colgate-Palmolive India, Ltd.	16,631	352,728
Container Corp of India	18,835	236,101
Coromandel International, Ltd.	51,552	171,228
Corporation Bank	30,114	109,820
Cox & Kings, Ltd.	29,373	66,699
Crompton Greaves, Ltd.	202,125	420,401
Cummins India, Ltd.	33,341	271,077
Dabur India, Ltd.	74,356	208,051
Dalmia Bharat, Ltd.	18,693	52,507
DB Corp., Ltd.	6,096	29,606
DCB Bank, Ltd. (I)	184,559	155,049
DCM Shriram Consolidated	26,804	29,877
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	84,685
DEN Networks, Ltd. (I)	13,328	28,523
Dish TV India, Ltd. (I)	261,785	207,451
Divi's Laboratories, Ltd.	20,648	474,396
DLF, Ltd.	407,900	935,434
Dr. Reddy's Laboratories, Ltd.	27,202	1,270,546
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	841,072
Dredging Corp. of India, Ltd.	15,333	52,698
eClerx Services, Ltd.	4,262	92,049
Edelweiss Financial Services, Ltd.	221,050	101,283
Eicher Motors, Ltd.	6,579	545,730
EID Parry India, Ltd.	81,890	167,656
EIH, Ltd.	23,350	24,510
Elder Pharmaceuticals, Ltd. (I)	8,295	25,900
Electrosteel Castings, Ltd.	93,708	20,249

15

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Emami, Ltd.	32,116	$239,452
Engineers India, Ltd.	44,048	106,860
Entertainment Network India, Ltd.	2,857	17,624
Era Infra Engineering, Ltd. (I)	27,625	5,667
Eros International Media, Ltd.	9,993	25,867
Escorts, Ltd.	43,887	81,713
Ess Dee Aluminium, Ltd.	7,443	88,940
Essar Oil, Ltd. (I)	198,149	160,990
Essar Ports, Ltd.	118,939	97,080
Essar Shipping, Ltd. (I)	59,469	13,927
Essel Propack, Ltd.	89,057	77,068
Exide Industries, Ltd.	144,278	258,448
FAG Bearings India, Ltd.	68	1,904
FDC, Ltd.	40,347	83,289
Federal Bank, Ltd.	806,835	1,011,636
Federal-Mogul Goetze India, Ltd. (I)	8,130	24,926
Financial Technologies India, Ltd.	13,029	69,754
Finolex Cables, Ltd.	89,396	113,226
Finolex Industries, Ltd.	64,689	194,311
Firstsource Solutions, Ltd. (I)	64,935	29,525
Fortis Healthcare, Ltd. (I)	99,267	150,958
GAIL India, Ltd.	185,255	1,105,046
GAIL India, Ltd., GDR	1,143	41,075
Gammon India, Ltd. (I)	77,691	15,762
Gateway Distriparks, Ltd.	73,703	164,747
Gillette India, Ltd.	1,325	41,534
Gitanjali Gems, Ltd. (I)	50,394	50,411
GlaxoSmithKline Consumer Healthcare, Ltd.	1,735	121,927
Glenmark Pharmaceuticals, Ltd.	38,363	353,279
GMR Infrastructure, Ltd. (I)	806,252	270,186
Godfrey Philips India, Ltd.	379	20,231
Godrej Consumer Products, Ltd.	48,992	631,037
Godrej Industries, Ltd.	31,758	142,468
Godrej Properties, Ltd.	17,130	46,273
Graphite India, Ltd.	80,822	104,954
Grasim Industries, Ltd.	31,208	1,289,680
Greaves Cotton, Ltd.	9,011	8,588
Grindwell Norton, Ltd.	43	168
Gujarat Alkalies & Chemicals, Ltd.	50,650	139,171
Gujarat Fluorochemicals, Ltd.	32,948	123,664
Gujarat Gas Company, Ltd.	4,533	16,744
Gujarat Mineral Development Corp., Ltd.	39,642	67,107
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	74,044
Gujarat NRE Coke, Ltd. (I)	85,965	12,040
Gujarat State Fertilisers & Chemicals, Ltd.	178,141	127,456
Gujarat State Petronet, Ltd.	70,903	66,150
Gulf Oil Corp, Ltd.	44,106	70,152
GVK Power & Infrastructure, Ltd. (I)	648,891	94,931
Hathway Cable & Datacom, Ltd. (I)	24,778	97,818
Havells India, Ltd.	21,359	265,412
HCL Infosystems, Ltd. (I)	185,657	82,888
HCL Technologies, Ltd.	84,760	2,158,602
HDFC Bank, Ltd.	538,287	5,852,508
HEG, Ltd.	17,873	56,043
HeidelbergCement India, Ltd. (I)	87,352	49,247
Hero Motorcorp, Ltd.	25,087	795,063

16

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Hexa Tradex, Ltd. (I)	42,642	$15,256
Hexaware Technologies, Ltd.	327,232	848,708
Himachal Futuristic Communications, Ltd. (I)	116,428	15,068
Hindalco Industries, Ltd.	1,014,546	1,738,427
Hinduja Ventures, Ltd.	5,652	23,937
Hindustan Oil Exploration Company, Ltd. (I)	20,262	11,153
Hindustan Petroleum Corp., Ltd.	42,367	181,306
Honeywell Automation India, Ltd.	130	5,619
Hotel Leela Venture, Ltd. (I)	161,732	40,696
Housing Development & Infrastructure, Ltd. (I)	335,502	228,522
HSIL, Ltd.	27,538	44,067
ICICI Bank, Ltd.	129,501	2,196,297
ICICI Bank, Ltd., ADR	65,621	2,341,357
IDBI Bank, Ltd.	211,610	191,840
Idea Cellular, Ltd.	578,462	1,215,084
IDFC, Ltd.	597,521	911,272
IFCI, Ltd.	799,536	298,824
India Cements, Ltd.	309,375	277,835
India Infoline, Ltd.	254,359	289,533
Indiabulls Housing Finance, Ltd.	316,454	980,873
Indiabulls Infrastructure and Power, Ltd. (I)	1,348,842	65,453
Indiabulls Real Estate, Ltd.	251,053	191,985
Indian Bank	92,080	130,975
Indian Hotels Company, Ltd.	502,469	564,156
Indian Oil Corp., Ltd.	79,634	319,205
Indian Overseas Bank	198,424	147,277
Indoco Remedies, Ltd.	12,607	29,986
Indraprastha Gas, Ltd.	23,389	95,417
IndusInd Bank, Ltd.	95,695	615,639
Info Edge India, Ltd.	1,267	12,860
Infosys, Ltd.	43,290	2,672,625
Infosys, Ltd., ADR (L)	100,446	6,194,505
Infotech Enterprises, Ltd.	17,414	102,968
ING Vysya Bank, Ltd.	77,939	701,206
Ingersoll-Rand India, Ltd.	9,856	57,639
Ipca Laboratories, Ltd.	21,683	308,577
IRB Infrastructure Developers, Ltd.	94,468	121,100
ITC, Ltd.	652,140	3,435,870
Jagran Prakashan, Ltd.	14,178	20,277
Jain Irrigation Systems, Ltd.	112,732	108,577
Jaiprakash Associates, Ltd.	676,585	460,077
Jaiprakash Power Ventures, Ltd. (I)	430,396	115,178
Jammu & Kashmir Bank, Ltd.	33,817	728,772
JB Chemicals & Pharmaceuticals, Ltd.	44,422	94,208
JBF Industries, Ltd.	30,363	32,134
Jet Airways India, Ltd. (I)	7,109	24,916
Jindal Poly Films, Ltd.	15,538	34,433
Jindal Poly Investments and Finance Company, Ltd. (I)	3,884	2,742
Jindal Saw, Ltd.	176,270	135,315
Jindal Stainless, Ltd. (I)	78,009	40,879
Jindal Steel & Power, Ltd.	202,531	781,389
JK Cement, Ltd.	22,552	61,592
JK Lakshmi Cement, Ltd.	70,257	90,986
JM Financial, Ltd.	368,362	151,149
JSW Energy, Ltd.	345,624	280,627
JSW Steel, Ltd.	123,306	1,740,437

17

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Jubilant Foodworks, Ltd. (I)	3,700	$61,408
Jubilant Life Sciences, Ltd.	64,699	130,437
Jyothy Laboratories, Ltd.	24,297	75,940
Kajaria Ceramics, Ltd.	13,499	67,213
Kalpataru Power Transmission, Ltd.	22,050	29,341
Kansai Nerolac Paints, Ltd.	587	9,703
Karnataka Bank, Ltd.	140,550	242,784
Karur Vysya Bank, Ltd.	49,942	254,223
Kaveri Seed Company, Ltd.	10,745	95,370
KEC International, Ltd.	29,978	26,076
Kesoram Industries, Ltd.	80,244	83,660
Kirloskar Brothers, Ltd.	4,757	11,181
Kotak Mahindra Bank, Ltd.	177,238	1,962,922
KPIT Cummins Infosystems, Ltd.	73,920	201,434
KSB Pumps, Ltd.	7,884	31,886
KSK Energy Ventures, Ltd. (I)	7,103	6,261
Lakshmi Machine Works, Ltd.	1,499	63,040
Lakshmi Vilas Bank, Ltd.	25,195	25,503
Lanco Infratech, Ltd. (I)	511,323	52,953
Larsen & Toubro, Ltd.	174,869	3,135,551
Larsen & Toubro, Ltd., GDR	41,610	741,235
Lupin, Ltd.	57,843	962,505
Maharashtra Seamless, Ltd.	54,295	145,374
Mahindra & Mahindra, Ltd.	180,093	2,834,979
Mahindra & Mahindra, Ltd., GDR	19,216	299,309
Mahindra Lifespace Developers, Ltd.	21,630	121,488
Manaksia, Ltd.	35,648	32,339
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	155,992
Marico Kaya Enterprises, Ltd. (I)	1,827	4,790
Marico, Ltd.	91,382	312,121
Maruti Suzuki India, Ltd.	46,311	1,192,910
MAX India, Ltd.	45,603	141,724
McLeod Russel India, Ltd.	37,627	171,391
Mercator, Ltd. (I)	212,137	59,185
Merck, Ltd.	2,868	26,520
MindTree, Ltd.	4,760	126,499
Monnet Ispat & Energy, Ltd.	32,137	36,714
Monsanto India, Ltd.	1,548	36,719
Motherson Sumi Systems, Ltd.	107,352	401,961
Mphasis, Ltd.	22,375	140,303
MRF, Ltd.	1,922	590,683
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	43,065
Nagarjuna Oil Refinery, Ltd. (I)	229,114	14,428
Natco Pharma, Ltd.	8,097	110,793
National Aluminium Company, Ltd.	427,632	226,556
Nava Bharat Ventures, Ltd.	43,984	109,550
Navneet Publications India, Ltd.	50,728	44,812
NCC, Ltd.	246,877	104,351
NESCO, Ltd.	1,049	13,387
Nestle India, Ltd.	4,192	327,383
NHPC, Ltd.	1,553,895	451,027
NIIT Technologies, Ltd.	45,471	326,195
NIIT, Ltd.	86,244	38,999
Nitin Fire Protection Industries, Ltd.	42,198	36,581
Noida Toll Bridge Company, Ltd.	171,479	61,352
NTPC, Ltd.	360,870	654,068

18

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Oberoi Realty, Ltd.	8,032	$24,692
Oil & Natural Gas Corp., Ltd.	248,385	1,162,636
Oil India, Ltd.	61,573	455,102
OMAXE, Ltd.	106,368	214,517
Opto Circuits India, Ltd. (I)	43,971	18,733
Oracle Financial Services Software, Ltd. (I)	9,555	479,140
Orchid Chemicals & Pharmaceuticals, Ltd. (I)	25,580	19,162
Orient Cement, Ltd.	82,674	50,566
Orient Paper & Industries, Ltd.	82,674	17,483
Oriental Bank of Commerce	67,526	183,826
Orissa Minerals Development Company, Ltd.	400	14,673
Page Industries, Ltd.	1,305	124,333
Panacea Biotec, Ltd. (I)	18,056	27,013
Parsvnath Developers, Ltd. (I)	129,259	50,584
Peninsula Land, Ltd.	89,370	41,380
Persistent Systems, Ltd.	3,917	71,727
Petronet LNG, Ltd.	130,308	255,157
Pfizer, Ltd.	5,987	108,272
Phoenix Mills, Ltd.	1,084	3,993
Pidilite Industries, Ltd.	62,233	287,903
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	46,466
Piramal Enterprises, Ltd.	87,007	783,654
Plethico Pharmaceuticals, Ltd. (I)	5,976	4,262
Polaris Financial Technology, Ltd.	39,735	98,965
Polyplex Corp., Ltd.	12,401	26,989
Power Grid Corp. of India, Ltd.	479,923	734,006
Praj Industries, Ltd.	57,344	40,349
Prestige Estates Projects, Ltd.	11,733	24,981
Prism Cement, Ltd. (I)	71,827	30,600
PTC India, Ltd.	222,817	224,303
Punj Lloyd, Ltd. (I)	224,909	94,060
Punjab National Bank, Ltd. (I)	5,000	47,043
Radico Khaitan, Ltd.	53,122	130,191
Rain Commodities Ltd.	114,375	67,283
Rajesh Exports, Ltd.	43,299	55,360
Rallis India, Ltd.	43,541	116,636
Ranbaxy Laboratories, Ltd. (I)	64,371	381,555
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	13,315
Raymond, Ltd.	43,363	191,858
Redington India, Ltd.	66,332	74,796
REI Agro, Ltd. (I)	164,589	12,383
Reliance Capital, Ltd.	108,604	539,509
Reliance Communications, Ltd.	564,683	1,026,746
Reliance Industries, Ltd.	764,698	9,858,761
Reliance Infrastructure, Ltd.	72,487	427,561
Reliance Power, Ltd. (I)	555,888	556,282
Rolta India, Ltd.	45,837	56,131
Ruchi Soya Industries, Ltd.	127,227	62,111
Rural Electrification Corp., Ltd.	370,755	1,161,378
Sadbhav Engineering, Ltd.	2,751	4,043
Sanwaria Agro Oils, Ltd. (I)	559	64
Schneider Electric Infrastructure, Ltd. (I)	29,017	31,688
Sesa Sterlite, Ltd.	194,063	553,811
Sesa Sterlite, Ltd., ADR	209,661	2,352,396
Shipping Corp. of India, Ltd. (I)	51,056	29,112
Shoppers Stop, Ltd.	8,260	51,148

19

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Shree Cement, Ltd.	4,398	$337,829
Shree Renuka Sugars, Ltd.	423,210	145,053
Shriram Transport Finance Company, Ltd.	43,154	410,632
Siemens India, Ltd.	21,416	215,720
Sintex Industries, Ltd.	88,110	48,719
SJVN, Ltd.	43,447	14,426
SKF India, Ltd.	4,330	46,980
Sobha Developers, Ltd.	50,252	240,364
Solar Industries India, Ltd.	1,324	18,829
South Indian Bank, Ltd.	847,658	288,327
SREI Infrastructure Finance, Ltd.	294,220	110,607
SRF, Ltd.	19,638	68,429
State Bank of Bikaner & Jaipur	18,445	86,334
State Bank of India	59,375	1,471,715
State Bank of India, GDR	4,501	224,873
Steel Authority of India, Ltd.	333,223	299,563
Sterling Biotech, Ltd. (I)	96,778	11,995
Sterlite Technologies, Ltd.	53,825	17,082
Strides Arcolab, Ltd.	10,655	64,763
Styrolution ABS India, Ltd.	189	1,220
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	145,776
Sun Pharmaceutical Industries, Ltd.	189,104	1,973,659
Sun TV Network, Ltd.	55,985	335,874
Sundaram Finance, Ltd.	17,300	170,004
Supreme Industries, Ltd.	11,409	79,646
Suzlon Energy, Ltd. (I)	534,875	87,494
Syndicate Bank	165,888	217,249
Tamil Nadu Newsprint & Papers, Ltd.	37,939	76,160
Tata Chemicals, Ltd.	57,964	251,158
Tata Communications, Ltd.	33,200	148,236
Tata Consultancy Services, Ltd.	140,278	5,146,709
Tata Elxsi, Ltd.	5,653	53,980
Tata Global Beverages, Ltd.	410,020	926,218
Tata Investment Corp., Ltd.	15,423	103,490
Tata Motors, Ltd.	198,438	1,343,994
Tata Motors, Ltd., ADR (L)	53,090	1,851,779
Tata Power Company, Ltd.	518,744	663,185
Tata Steel, Ltd.	302,239	1,680,295
Tata Teleservices Maharashtra, Ltd. (I)	203,654	24,561
Tech Mahindra, Ltd.	42,595	1,291,321
Texmaco Rail & Engineering, Ltd.	5,288	3,359
The Great Eastern Shipping Company, Ltd.	84,792	431,438
The Ramco Cements, Ltd. (I)	89,830	259,822
Thermax, Ltd.	18,418	208,155
Time Technoplast, Ltd.	105,115	57,865
Titan Industries, Ltd.	96,547	385,741
Torrent Pharmaceuticals, Ltd.	31,826	283,251
Torrent Power, Ltd.	40,758	54,938
Trent, Ltd.	871	14,014
Triveni Turbine, Ltd.	25,986	24,342
TTK Prestige, Ltd.	1,939	90,488
Tube Investments of India, Ltd.	14,367	44,105
TV18 Broadcast, Ltd. (I)	169,781	61,033
TVS Motor Company, Ltd.	88,171	122,379
UCO Bank	198,438	207,407
Uflex, Ltd.	34,032	36,438

20

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

India (continued)

Ultratech Cement, Ltd.	27,084	$801,618
Unichem Laboratories, Ltd.	4,033	14,371
Union Bank of India, Ltd.	122,021	203,221
Unitech, Ltd. (I)	747,580	138,789
United Breweries, Ltd.	29,446	382,707
United Spirits, Ltd. (I)	35,920	1,385,752
UPL, Ltd.	186,845	552,864
Usha Martin, Ltd.	176,167	84,956
Uttam Value Steels, Ltd. (I)	25,353	2,789
V-Guard Industries, Ltd.	4,399	29,872
Vardhman Special Steels, Ltd. (I)	1,653	515
Vardhman Textiles, Ltd.	8,267	45,804
Videocon Industries, Ltd.	86,553	227,244
Vijaya Bank	167,219	94,154
VIP Industries, Ltd.	21,685	25,452
Voltas, Ltd.	67,658	145,998
VST Industries, Ltd.	2,273	58,723
Welspun Corp, Ltd.	26,878	27,436
Welspun Enterprises, Ltd. (I)	1,344	325
Wipro, Ltd.	278,695	2,690,076
Wockhardt, Ltd.	20,900	151,121
Wyeth, Ltd.	346	4,110
Yes Bank, Ltd.	90,602	447,017
Zee Entertainment Enterprises, Ltd.	195,447	859,432
Zensar Technologies, Ltd.	1,904	12,194
Zuari Agro Chemicals, Ltd.	9,847	20,823
Zuari Global, Ltd.	9,847	10,569
Zydus Wellness, Ltd.	2,372	18,633

Indonesia 3.0%		68,858,016

Ace Hardware Indonesia Tbk PT	1,273,500	87,888
Adaro Energy Tbk PT	12,283,000	1,056,664
Adhi Karya Persero Tbk PT	1,076,000	217,694
Agung Podomoro Land Tbk PT	1,816,500	36,449
AKR Corporindo Tbk PT	1,516,000	597,356
Alam Sutera Realty Tbk PT	10,848,000	540,470
Aneka Tambang Persero Tbk PT	5,330,000	478,126
Arwana Citramulia Tbk PT	160,900	11,794
Asahimas Flat Glass Tbk PT (I)	113,500	68,510
Astra Agro Lestari Tbk PT	222,600	489,833
Astra Graphia Tbk PT	606,500	101,984
Astra International Tbk PT	9,170,500	5,505,496
Bakrie & Brothers Tbk PT (I)	129,839,261	167,765
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	77,173
Bakrie Telecom Tbk PT (I)	34,369,000	148,011
Bakrieland Development Tbk PT (I)	43,066,000	185,527
Bank Bukopin Tbk PT	4,762,666	246,465
Bank Central Asia Tbk PT	3,604,500	3,185,142
Bank Danamon Indonesia Tbk PT	3,479,071	1,225,505
Bank Mandiri Persero Tbk PT	5,420,646	4,267,131
Bank Negara Indonesia Persero Tbk PT	5,474,103	2,153,888
Bank Pan Indonesia Tbk PT (I)	8,366,900	592,223
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,188,700	191,733
Bank Permata Tbk PT (I)	25,500	2,782
Bank Rakyat Indonesia Persero Tbk PT	6,058,400	4,858,921
Bank Tabungan Negara Persero Tbk PT	3,290,798	307,192

21

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Indonesia (continued)

Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	$82,934
Barito Pacific Tbk PT (I)	3,360,000	103,524
Bayan Resources Tbk PT (I)	98,000	71,792
Benakat Petroleum Energy Tbk PT (I)	2,031,500	18,428
Berau Coal Energy Tbk PT (I)	876,800	13,404
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bisi International PT	903,000	50,728
Budi Starch & Sweetener Tbk PT (I)	2,039,000	18,129
Bumi Resources Tbk PT (I)	30,622,430	859,616
Bumi Serpong Damai PT	7,573,000	1,006,520
BW Plantation Tbk PT	1,770,800	208,725
Central Proteinaprima Tbk PT (I)	30,464,500	131,203
Chandra Asri Petrochemical Tbk PT (I)	8,000	1,752
Charoen Pokphand Indonesia Tbk PT	2,970,420	1,087,658
Ciputra Development Tbk PT	15,864,000	1,337,596
Ciputra Property Tbk PT	1,119,500	72,178
Ciputra Surya Tbk PT	1,437,500	249,984
Citra Marga Nusaphala Persada Tbk PT (I)	1,580,000	426,126
Darma Henwa Tbk PT (I)	20,860,500	89,846
Davomas Abadi Tbk PT (I)	8,435,500	36,332
Delta Dunia Makmur Tbk PT (I)	4,163,000	38,769
Elnusa Tbk PT	2,863,500	107,193
Energi Mega Persada Tbk PT (I)	40,739,638	320,494
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	71,590
Fajar Surya Wisesa Tbk PT (I)	146,500	20,585
Gajah Tunggal Tbk PT	2,601,000	492,252
Global Mediacom Tbk PT	6,626,000	1,250,348
Golden Eagle Energy Tbk PT (I)	31,800	16,040
Gozco Plantations Tbk PT (I)	4,850,700	45,631
Gudang Garam Tbk PT	290,743	1,197,776
Hanson International Tbk PT (I)	4,028,000	208,445
Harum Energy Tbk PT	841,000	174,455
Hexindo Adiperkasa Tbk PT	117,000	39,269
Holcim Indonesia Tbk PT	1,136,000	240,796
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,254,000	503,971
Indika Energy Tbk PT	1,908,000	92,300
Indo Tambangraya Megah Tbk PT	277,400	622,945
Indocement Tunggal Prakarsa Tbk PT	855,500	1,659,844
Indofood CBP Sukses Makmur Tbk PT	406,500	392,244
Indofood Sukses Makmur Tbk PT	3,572,300	2,214,457
Indosat Tbk PT	751,500	260,378
Indosat Tbk PT, ADR	500	8,500
Inovisi Infracom Tbk PT (I)	450,512	65,225
Intiland Development Tbk PT	3,553,500	109,077
Japfa Comfeed Indonesia Tbk PT	3,722,500	512,778
Jasa Marga Tbk PT	1,407,600	653,523
Kalbe Farma Tbk PT	8,481,000	1,060,354
Kawasan Industri Jababeka Tbk PT	15,866,595	303,087
Lippo Cikarang Tbk PT (I)	428,500	273,545
Lippo Karawaci Tbk PT	24,261,125	1,969,459
Malindo Feedmill Tbk PT	705,000	219,255
Matahari Putra Prima Tbk PT	3,161,000	591,030
Mayora Indah Tbk PT	258,708	672,640
Medco Energi Internasional Tbk PT	2,289,000	502,674
Media Nusantara Citra Tbk PT	2,166,800	475,128
Mitra Adiperkasa Tbk PT	790,500	470,297

22

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Indonesia (continued)

Mitra International Resources Tbk PT (I)	5,235,500	$25,307
MNC Investama Tbk PT	24,011,300	673,799
Modern Internasional Tbk PT	304,100	18,210
Multipolar Corp. Tbk PT	1,633,300	62,794
Nippon Indosari Corpindo Tbk PT	652,500	64,778
Nusantara Infrastructure Tbk PT (I)	8,135,100	179,152
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	44,977
Pakuwon Jati Tbk PT	7,883,500	224,971
Panin Financial Tbk PT (I)	18,582,500	430,248
Panin Insurance Tbk PT	1,443,000	89,785
Panin Sekuritas Tbk Pt	22,500	8,138
Pembangunan Perumahan Persero Tbk PT	1,900,000	230,807
Perusahaan Gas Negara Persero Tbk PT	3,978,700	1,684,625
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	694,318
Petrosea Tbk PT	243,000	31,176
Polychem Indonesia Tbk PT (I)	1,930,000	36,015
Ramayana Lestari Sentosa Tbk PT	4,070,000	502,988
Resource Alam Indonesia Tbk PT	392,500	57,575
Salim Ivomas Pratama Tbk PT	1,078,600	75,907
Samindo Resources Tbk PT (I)	31,500	1,249
Sampoerna Agro Tbk PT	1,086,500	175,701
Samudera Indonesia Tbk PT	74,500	18,297
Selamat Sempurna Tbk PT	1,127,500	350,131
Semen Gresik Persero Tbk PT	865,500	1,121,688
Sentul City Tbk PT (I)	22,863,400	336,168
Sinar Mas Multiartha Tbk PT	37,000	10,944
Sugih Energy Tbk PT (I)	7,662,000	304,112
Summarecon Agung Tbk PT	9,548,800	829,516
Surya Citra Media Tbk PT	1,011,100	244,814
Surya Semesta Internusa Tbk PT	3,281,500	228,735
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	694,600	574,552
Telekomunikasi Indonesia Persero Tbk PT	1,992,500	398,967
Telekomunikasi Indonesia Tbk PT, ADR (L)	73,451	2,881,483
Tiga Pilar Sejahtera Food Tbk	1,816,500	298,231
Timah Persero Tbk PT	1,576,000	219,738
Tiphone Mobile Indonesia Tbk PT	443,500	28,119
Total Bangun Persada Tbk PT	719,700	47,618
Tower Bersama Infrastructure Tbk PT	781,200	420,775
Trada Maritime Tbk PT (I)	2,675,000	406,058
Trias Sentosa Tbk PT	1,000,000	25,329
Trimegah Securities Tbk PT (I)	1,540,500	9,838
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	8,371
Tunas Baru Lampung Tbk PT	1,536,000	58,740
Tunas Ridean Tbk PT	872,500	48,875
Unilever Indonesia Tbk PT	421,700	1,042,042
United Tractors Tbk PT	909,500	1,491,428
Vale Indonesia Tbk PT	3,245,000	669,338
Visi Media Asia Tbk PT (I)	1,338,900	37,163
Wijaya Karya Persero Tbk PT	1,657,000	307,366
XL Axiata Tbk PT	1,502,000	602,509

Luxembourg 0.0%		106,198

O'Key Group SA, GDR	10,635	106,198

23

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Malaysia 4.7%		$106,366,087

Adventa BHD (I)	25,200	8,862
Aeon Company BHD	76,000	334,925
AEON Credit Service M BHD	6,360	28,109
Affin Holdings BHD	420,300	527,794
AirAsia BHD	1,519,200	1,184,134
Alam Maritim Resources BHD	267,200	119,257
Alliance Financial Group BHD	1,182,400	1,654,731
AMMB Holdings BHD	1,394,050	3,081,506
Amway Malaysia Holdings BHD	400	1,501
Ann Joo Resources BHD (I)	256,700	84,669
APM Automotive Holdings BHD	183,000	351,703
Astro Malaysia Holdings BHD	204,200	197,060
Axiata Group BHD	889,400	1,779,235
Batu Kawan BHD	22,500	134,574
Benalec Holdings BHD	376,200	101,229
Berjaya Assets BHD	388,400	101,499
Berjaya Corp. BHD	3,698,200	615,682
Berjaya Land BHD	846,900	220,115
Berjaya Sports Toto BHD	398,768	464,954
BIMB Holdings BHD	290,600	355,192
Bintulu Port Holdings BHD	300	686
Boustead Heavy Industries Corp. BHD (I)	16,400	12,075
Boustead Holdings BHD	421,306	689,436
British American Tobacco Malaysia BHD	55,300	1,013,274
Bumi Armada BHD	678,400	808,282
Bursa Malaysia BHD	301,400	693,171
Cahya Mata Sarawak BHD	168,700	395,955
Carlsberg Brewery-Malay BHD	123,400	495,869
CB Industrial Product Holding BHD	188,770	214,454
CIMB Group Holdings BHD	2,537,902	5,550,237
Coastal Contracts BHD	244,266	313,405
CSC Steel Holdings BHD	234,900	96,096
Cypark Resources BHD	89,300	62,480
Daibochi Plastic & Packaging Industry BHD	9,100	11,528
Daya Materials BHD	431,600	53,422
Dayang Enterprise Holdings BHD	174,600	185,693
Dialog Group BHD	879,800	911,295
DiGi.Com BHD	1,025,680	1,613,209
DKSH Holdings Malaysia BHD	6,800	14,978
DRB-Hicom BHD	933,100	726,781
Dutch Lady Milk Industries BHD	9,900	143,425
Eastern & Oriental BHD	830,700	510,354
ECM Libra Financial Group BHD (I)	100,844	32,646
Evergreen Fibreboard BHD (I)	570,300	89,721
Faber Group BHD	287,400	235,167
Fraser & Neave Holdings BHD	45,100	245,661
Gamuda BHD	1,317,000	1,818,449
Genting BHD	945,000	2,916,579
Genting Malaysia BHD	1,880,100	2,498,493
Genting Plantations BHD	193,400	620,407
Globetronics Technology BHD	172,980	174,299
Glomac BHD	411,400	135,726
Goldis BHD (I)	345,693	214,162
Green Packet BHD (I)	127,800	16,424
Guinness Anchor BHD	94,900	423,086
GuocoLand Malaysia BHD	37,100	12,482

24

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Hai-O Enterprise BHD	58,500	$44,319
Hap Seng Consolidated BHD	813,400	747,627
Hap Seng Plantations Holdings BHD	241,000	188,485
Hartalega Holdings BHD	167,300	357,861
Ho Wah Genting BHD (I)	671,700	41,065
Hock Seng LEE BHD	157,592	84,699
Hong Leong Bank BHD	258,240	1,118,194
Hong Leong Financial Group BHD	252,900	1,220,750
Hong Leong Industries BHD	62,900	123,026
Hua Yang BHD	72,266	41,049
Hwang-DBS Malaysia BHD (I)	69,400	82,662
IGB Corp. BHD	1,316,240	1,040,207
IJM Corp. BHD	1,448,680	2,554,484
IJM Land BHD	437,700	352,979
IJM Plantations BHD	186,100	186,363
Insas BHD	488,074	134,159
Integrated Logistics BHD	141,544	32,832
Integrax BHD	74,400	49,321
IOI Corp. BHD	1,311,500	1,845,803
IOI Properties Group Bhd (I)	549,049	435,687
Iris Corp. BHD	143,500	23,070
JAKS Resources BHD (I)	413,200	66,921
Jaya Tiasa Holdings BHD	178,605	136,666
JCY International BHD (I)	623,800	130,688
JT International BHD	13,900	27,239
K&N Kenanga Holdings BHD (I)	199,317	36,540
Karambunai Corp. BHD (I)	1,224,300	33,644
Keck Seng Malaysia BHD	287,150	565,639
Kian JOO CAN Factory BHD	332,000	322,726
Kim Loong Resources BHD	37,800	30,708
Kimlun Corp. BHD	93,700	45,230
Kinsteel BHD (I)	706,200	41,972
KLCC Property Holdings BHD	588,400	1,103,649
KNM Group BHD (I)	1,300,625	254,452
Kossan Rubber Industries	171,200	229,345
KPJ Healthcare BHD	513,600	528,699
KSL Holdings BHD (I)	210,966	137,203
Kuala Lumpur Kepong BHD	160,058	1,172,185
KUB Malaysia BHD (I)	592,900	78,799
Kulim Malaysia BHD (I)	511,700	543,847
Kumpulan Europlus BHD (I)	320,300	117,495
Kumpulan Fima BHD	93,300	60,385
Kumpulan Perangsang Selangor BHD	164,000	92,680
Lafarge Malayan Cement BHD	241,100	643,350
Land & General BHD (I)	339,000	50,736
Landmarks BHD (I)	325,700	102,472
LBS Bina Group BHD (I)	210,000	111,039
Lion Corp. BHD (I)	324,258	8,425
Lion Diversified Holdings BHD	501,200	25,966
Lion Industries Corp. BHD	544,000	112,790
LPI Capital BHD	12,600	65,398
Magnum BHD	179,600	169,527
Mah Sing Group BHD	730,739	462,125
Malayan Banking BHD	2,333,736	6,971,753
Malayan Flour Mills BHD	169,300	83,789
Malaysia Airports Holdings BHD	381,523	975,331

25

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Malaysia Building Society BHD	227,289	$150,625
Malaysia Marine and Heavy Engineering Holdings BHD	183,300	199,963
Malaysian Airline System BHD (I)	2,798,100	213,590
Malaysian Bulk Carriers BHD	219,700	137,675
Malaysian Pacific Industries BHD	38,838	52,006
Malaysian Resources Corp. BHD	1,159,200	559,715
Maxis BHD	663,985	1,412,916
MBM Resources BHD	151,150	151,409
Media Chinese International, Ltd.	186,800	51,932
Media Prima BHD	787,280	622,671
Mega First Corp. BHD	193,700	132,534
MISC BHD (I)	609,650	1,182,693
MK Land Holdings BHD	623,400	82,870
MKH BHD	113,861	134,224
MMC Corp. BHD	988,700	842,028
MNRB Holdings BHD	45,300	55,504
Mudajaya Group BHD	103,100	88,224
Muhibbah Engineering Malaysia BHD	350,900	257,864
Mulpha International BHD (I)	1,698,900	220,776
My EG Services BHD	155,300	138,260
Naim Holdings BHD	148,000	152,860
NCB Holdings BHD	29,600	32,090
Nestle Malaysia BHD	4,100	83,638
NTPM Holdings BHD	83,500	21,157
Oldtown Bhd	123,500	70,909
Oriental Holdings BHD	365,420	775,575
OSK Holdings BHD	812,645	401,936
Padini Holdings BHD	322,700	173,570
Panasonic Manufacturing Malaysia BHD	10,900	72,865
Paramount Corp. BHD	68,320	32,748
Parkson Holdings BHD	440,800	371,532
Perdana Petroleum BHD (I)	456,400	263,397
Perisai Petroleum Teknologi BHD (I)	559,800	260,083
Petronas Chemicals Group BHD	970,100	1,999,591
Petronas Dagangan BHD	72,100	675,324
Petronas Gas BHD	206,700	1,490,062
Pharmaniaga BHD	9,300	12,088
PJ Development Holdings BHD	297,900	131,024
POS Malaysia BHD	238,400	345,961
PPB Group BHD	508,100	2,472,089
Press Metal BHD	170,300	119,442
Prestariang BHD	71,000	71,636
Protasco BHD	141,500	66,173
Public Bank BHD, Foreign Shares	268,900	1,564,403
Puncak Niaga Holding BHD	134,800	137,147
QL Resources BHD	311,220	299,420
RCE Capital BHD	491,550	42,059
RHB Capital BHD	669,020	1,675,495
Rimbunan Sawit BHD	215,800	52,732
Salcon BHD	534,800	115,171
Sapurakencana Petroleum BHD (I)	1,745,557	2,363,908
Sarawak Oil Palms BHD	110,400	201,694
Scientex BHD	69,500	120,572
Scomi Group BHD (I)	1,525,800	193,646
Scomi Marine BHD (I)	284,000	88,644
SEG International BHD	19,800	9,249

26

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Malaysia (continued)

Selangor Dredging BHD	328,000	$93,559
Selangor Properties BHD	18,300	27,607
Shangri-La Hotels BHD	36,700	75,573
Shell Refining Company Federation of Malaya BHD	145,700	280,198
SHL Consolidated BHD	167,900	107,718
Sime Darby BHD	1,407,001	3,914,263
SP Setia BHD	391,800	347,917
Star Publications Malaysia BHD	210,500	143,986
Sunway BHD	874,228	778,039
Supermax Corp. BHD	389,500	333,863
Suria Capital Holdings BHD	249,100	183,445
Syarikat Takaful Malaysia BHD	40,300	135,133
Symphony Life BHD (I)	174,168	52,672
TA Ann Holdings BHD	277,840	349,233
TA Enterprise BHD	1,731,500	399,456
TA Global BHD	1,466,040	131,972
Talam Transform BHD (I)	1,080,000	24,779
TAN Chong Motor Holdings BHD	191,600	333,628
Tasek Corp. BHD	1,700	7,865
TDM BHD	952,695	272,047
Tebrau Teguh BHD (I)	339,000	130,692
Telekom Malaysia BHD	453,300	784,494
Tenaga Nasional BHD	994,100	3,642,933
TH Plantations BHD (I)	185,160	104,564
Time.com BHD (I)	459,740	506,932
Tiong NAM Logistics Holdings	140,900	56,821
Top Glove Corp. BHD	332,600	586,403
Tropicana Corp. BHD	279,400	116,074
TSH Resources BHD	265,400	245,568
Uchi Technologies BHD	68,200	27,273
UEM Sunrise BHD	1,090,266	733,468
UMW Holdings BHD	334,900	1,207,498
Unisem Malaysia BHD	640,620	193,716
United Malacca BHD	112,550	245,617
United Plantations BHD	26,800	202,300
UOA Development BHD	133,400	81,887
Uzma BHD	6,800	12,164
VS Industry BHD	130,197	59,126
Wah Seong Corp. BHD	215,138	119,515
WCT Holdings BHD	700,455	432,092
Wing Tai Malaysia BHD	302,600	195,104
WTK Holdings BHD	255,000	98,962
Yinson Holdings BHD	13,600	36,024
YNH Property BHD	541,996	302,944
YTL Corp. BHD	4,532,258	2,187,145
YTL E-Solutions BHD	86,200	15,927
YTL Power International BHD (I)	1,451,500	753,616
Zhulian Corp. BHD	117,200	106,713

Malta 0.1%		1,742,667

Brait SE (I)	402,349	1,742,667

Mexico 5.3%		119,251,854

Alfa SAB de CV, Class A	2,376,350	5,729,081
Alpek SA de CV (L)	114,312	193,957
Alsea SAB de CV	496,745	1,539,598

27

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Mexico (continued)

America Movil SAB de CV, Series L	4,731,500	$4,574,238
America Movil SAB de CV, Series L, ADR (L)	258,368	5,004,588
Arca Continental SAB de CV	408,233	2,138,946
Axtel SAB de CV (I)	1,028,937	364,686
Banregio Grupo Financiero SAB de CV	124,899	652,527
Bolsa Mexicana de Valores SAB de CV	371,594	672,530
Cemex SAB de CV, ADR (I)(L)	1,122,766	14,685,779
Cia Minera Autlan SAB de CV, Series B	15,400	12,194
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	2,068,467
Compartamos SAB de CV	73,796	125,435
Consorcio ARA SAB de CV (I)	1,159,162	437,065
Controladora Comercial Mexicana SAB de CV	653,559	2,607,188
Corporacion GEO SAB de CV, Series B (I)	777,652	15,546
Corporacion Inmobiliaria Vesta SAB de CV	11,529	21,300
Desarrolladora Homex SAB de CV, ADR (I)	16,737	25,273
Dine SAB de CV (I)	103,700	45,356
El Puerto de Liverpool SAB de CV	86,719	902,912
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,518,559
Fomento Economico Mexicano SAB de CV, ADR	114,228	9,780,201
Genomma Lab Internacional SAB de CV (I)	483,613	1,136,755
Gruma SAB de CV, Class B (I)	299,748	2,357,839
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	633,627
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	14,736	362,800
Grupo Aeroportuario del Pacifico SAB de CV, ADR	53,726	2,880,251
Grupo Aeroportuario del Sureste SAB de CV, ADR	27,725	3,083,020
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	302,547
Grupo Bimbo SAB de CV	815,056	2,125,418
Grupo Carso SAB de CV, Series A1	583,351	3,067,478
Grupo Cementos de Chihuahua SAB de CV	57,000	159,041
Grupo Comercial Chedraui SA de CV	4,509	13,186
Grupo Famsa SAB de CV, Class A (I)	289,538	397,164
Grupo Financiero Banorte SAB de CV, Series O	1,482,720	9,599,119
Grupo Financiero Inbursa SAB de CV, Series O	1,116,416	2,683,961
Grupo Gigante SAB de CV	168,900	407,579
Grupo Herdez SAB de CV	91,512	239,947
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,647
Grupo Industrial Saltillo SAB de CV	100,600	197,244
Grupo KUO SAB de CV, Series B (I)	164,700	339,193
Grupo Mexicano de Desarrollo SAB de CV (I)	10,991	7,045
Grupo Mexico SAB de CV, Series B	1,884,988	5,771,205
Grupo Pochteca SAB de CV (I)	20,836	23,255
Grupo Simec SAB de CV, Series B (I)	177,735	686,640
Grupo Televisa SAB	394,690	2,316,812
Grupo Televisa SAB, ADR	166,208	4,888,177
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	25,100	56,784
Industrias Bachoco SAB de CV, ADR (L)	2,632	110,412
Industrias Bachoco SAB de CV, Series B	24,800	86,683
Industrias CH SAB de CV, Series B (I)	292,935	1,809,202
Industrias Penoles SAB de CV	50,011	1,208,041
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,142,577
Kimberly-Clark de Mexico SAB de CV	544,862	1,318,935
Maxcom Telecomunicaciones SAB de CV (I)	86,584	21,482
Megacable Holdings SAB de CV	7,750	28,801
Mexichem SAB de CV	761,608	2,475,373
Minera Frisco SAB de CV, Class A1 (I)	1,185,729	2,034,224
OHL Mexico SAB de CV (I)	90,980	230,181

28

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Mexico (continued)

Organizacion Soriana SAB de CV, Series B (I)	1,679,050	$4,874,794
Promotora y Operadora de Infraestructura SAB de CV (I)	144,283	1,865,998
Qualitas Controladora SAB de CV	364,900	919,078
TV Azteca SA de CV	119,754	68,633
Urbi Desarrollos Urbanos SAB de CV (I)(L)	883,860	104,644
Wal-Mart de Mexico SAB de CV	1,940,633	4,097,636

Netherlands 0.1%		2,652,232

Cinema City International NV (I)	2,841	33,411
VimpelCom, Ltd., ADR	257,758	2,618,821

Peru 0.1%		2,135,882

Cementos Pacasmayo SAA, ADR	935	8,836
Compania de Minas Buenaventura SA, ADR	21,714	273,596
Credicorp, Ltd.	13,855	1,799,765
Grana y Montero SA, ADR (I)(L)	2,830	53,685

Philippines 1.3%		30,379,523

Aboitiz Equity Ventures, Inc.	715,660	947,413
Aboitiz Power Corp.	824,700	718,211
Alliance Global Group, Inc.	1,226,700	827,617
Alsons Consolidated Resources, Inc.	629,000	18,477
Atlas Consolidated Mining & Development	664,800	234,125
Ayala Corp.	100,620	1,301,066
Ayala Land, Inc.	2,118,000	1,453,180
Bank of the Philippine Islands	319,495	647,136
BDO Unibank, Inc.	968,471	1,825,765
Belle Corp. (I)	4,310,000	526,654
Cebu Air, Inc.	271,510	307,333
China Banking Corp.	259,787	338,063
COL Financial Group, Inc.	10,000	4,122
DMCI Holdings, Inc.	593,400	923,127
EEI Corp.	190,000	46,869
Empire East Land Holdings, Inc. (I)	5,540,000	113,158
Energy Development Corp. (I)	7,441,300	977,000
Filinvest Land, Inc.	16,089,750	527,602
First Gen Corp.	959,300	384,738
First Philippine Holdings Corp.	356,370	572,813
Global-Estate Resorts, Inc. (I)	257,000	8,316
Globe Telecom, Inc.	15,190	579,151
International Container Terminal Services, Inc.	648,840	1,411,928
JG Summit Holdings, Inc.	69,400	72,966
Jollibee Foods Corp.	283,920	1,089,406
Lepanto Consolidated Mining, Class B (I)	6,536,000	58,701
Lopez Holdings Corp.	3,321,500	339,231
LT Group, Inc.	405,500	161,352
Manila Electric Company	75,050	469,179
Manila Water Company, Inc.	617,600	338,747
Megawide Construction Corp. (I)	21,840	5,987
Megaworld Corp.	17,533,000	1,655,303
Metro Pacific Investments Corp.	7,605,600	794,240
Metropolitan Bank & Trust Company	292,214	537,917
Pepsi-Cola Products Philippines, Inc.	1,098,000	124,656
Philippine Long Distance Telephone Company	14,000	848,187
Philippine National Bank (I)	399,820	774,392
Philippine Stock Exchange, Inc.	16,944	115,730

29

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Philippines (continued)

Philweb Corp.	628,140	$98,799
RFM Corp.	101,000	13,024
Rizal Commercial Banking Corp.	420,900	426,871
Robinsons Land Corp.	2,446,350	1,145,577
San Miguel Corp.	274,614	343,503
Security Bank Corp.	209,127	548,618
Semirara Mining Corp.	79,710	659,414
SM Investments Corp.	87,710	1,365,950
SM Prime Holdings, Ltd.	3,354,704	1,101,066
Top Frontier Investment Holdings, Inc. (I)	25,432	34,187
Trans-Asia Oil & Energy Development	377,000	17,023
Union Bank of Philippines	313,910	905,009
Universal Robina Corp.	303,650	954,589
Vista Land & Lifescapes, Inc.	5,662,600	686,035

Poland 2.5%		55,366,777

ABC Data SA	15,423	21,693
Action SA	2,344	36,480
Agora SA (I)	59,188	218,097
Alchemia SA (I)	31,570	55,415
Alior Bank SA (I)	939	30,243
Amica SA	750	27,123
AmRest Holdings SE (I)	4,161	127,116
Apator SA	4,984	67,038
Asseco Poland SA (L)	121,418	1,989,918
ATM SA	2,780	10,980
Bank Handlowy w Warszawie SA	28,970	1,104,497
Bank Millennium SA (I)	746,905	2,253,613
Bank Pekao SA	67,285	4,301,941
Bank Zachodni WBK SA	6,125	851,740
Bioton SA (I)(L)	63,938	90,679
Boryszew SA (I)(L)	1,528,073	283,654
Budimex SA	13,629	578,695
CCC SA (L)	5,576	242,975
CD Projekt SA (I)	113,759	659,585
Ciech SA (I)	59,120	661,542
City Interactive SA (I)	3,901	12,741
ComArch SA	2,909	79,721
Cyfrowy Polsat SA (I)	59,924	402,104
Eko Export SA (I)	2,160	33,974
Emperia Holding SA	9,026	215,039
Enea SA	83,195	399,042
Eurocash SA	43,467	572,213
Fabryki Mebli Forte SA	21,944	336,968
Famur SA (I)	29,897	45,797
Firma Oponiarska Debica SA	7,602	250,648
Getin Holding SA	275,273	365,078
Getin Noble Bank SA (I)	692,548	778,178
Grupa Azoty SA	18,805	358,760
Grupa Kety SA	19,266	1,298,962
Grupa Lotos SA (I)(L)	95,939	1,301,462
Hawe SA (I)	95,254	107,846
Impexmetal SA (I)	97,051	112,920
ING Bank Slaski SA (I)	22,258	975,098
Integer.pl SA (I)	242	25,660
Inter Cars SA (I)	690	48,018

30

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Poland (continued)

Jastrzebska Spolka Weglowa SA (L)	22,070	$376,905
KGHM Polska Miedz SA	78,735	3,049,738
Kopex SA	55,318	256,922
Kruk SA (I)	928	25,473
LC Corp. SA (I)	368,248	217,310
LPP SA	329	1,091,931
Lubelski Wegiel Bogdanka SA (L)	35,336	1,482,901
mBank	9,398	1,697,263
MCI Management SA (I)	26,839	88,408
Midas SA (I)	130,454	30,303
Netia SA (I)	393,934	640,483
Neuca SA	1,333	127,287
Orange Polska SA	421,663	1,413,474
Orbis SA	55,058	778,168
Pelion SA	9,437	300,598
Pfleiderer Grajewo SA (I)	6,153	58,883
PGE SA	560,614	3,422,198
Polimex-Mostostal SA (I)(L)	505,319	18,434
Polnord SA (I)	21,527	68,157
Polski Koncern Miesny Duda SA (I)	48,645	12,898
Polski Koncern Naftowy Orlen SA	349,403	5,055,917
Polskie Gornictwo Naftowe i Gazownictwo SA	691,934	1,169,755
Powszechna Kasa Oszczednosci Bank Polski SA (L)	443,960	6,497,178
Powszechny Zaklad Ubezpieczen SA	18,772	2,743,371
PZ Cormay SA (I)(L)	23,416	72,122
Rafako SA (I)	15,011	29,861
Sygnity SA (I)	20,419	131,316
Synthos SA	470,372	834,122
Tauron Polska Energia SA	643,871	1,027,651
Trakcja SA (I)	48,187	22,669
TVN SA	180,328	957,039
Warsaw Stock Exchange	25,983	334,789

Russia 3.4%		75,761,362

Gazprom OAO, ADR	3,118,809	23,974,725
Lukoil OAO, ADR	259,750	14,257,263
Magnitogorsk Iron & Steel Works, GDR (I)	108,364	246,933
Mail.ru Group, Ltd., GDR	22,401	950,828
Mechel, ADR (I)(L)	150,712	286,353
MegaFon OAO, GDR	10,957	317,334
MMC Norilsk Nickel OJSC, ADR	173,520	2,941,025
Novolipetsk Steel OJSC, GDR	54,672	735,338
Novorossiysk Commercial Sea Port PJSC, GDR	8,411	48,760
Phosagro OAO, GDR	30,673	345,787
PIK Group, GDR (I)	101,350	218,760
Rosneft OAO, GDR	563,434	3,797,733
Rostelecom OJSC, ADR	29,761	490,245
RusHydro JSC, ADR	397,792	599,882
Sberbank of Russia, ADR	1,163,719	11,977,186
Severstal OAO, GDR (L)	151,682	1,255,044
Tatneft OAO, ADR	142,397	5,131,227
TMK OAO, GDR	35,964	369,020
Uralkali OJSC, GDR	127,960	2,903,175
VTB Bank OJSC, GDR	1,717,793	3,941,445
X5 Retail Group NV, GDR (I)	54,862	973,299

31

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Africa 7.8%		$175,938,845

Adcock Ingram Holdings, Ltd. (L)	172,266	960,885
Adcorp Holdings, Ltd.	83,592	252,261
Advtech, Ltd.	61,218	43,347
Aeci, Ltd.	182,131	2,210,947
Afgri, Ltd.	582,871	375,063
African Bank Investments, Ltd. (L)	878,658	832,307
African Oxygen, Ltd.	26,369	47,377
African Rainbow Minerals, Ltd.	79,703	1,617,475
Allied Electronics Corp., Ltd.	87,102	194,535
Anglo American Platinum, Ltd. (I)	27,400	1,167,198
AngloGold Ashanti, Ltd. (I)	20,800	366,397
AngloGold Ashanti, Ltd., ADR (I)(L)	114,805	2,018,272
ArcelorMittal South Africa, Ltd. (I)	240,520	899,220
Argent Industrial, Ltd.	106,615	49,699
Aspen Pharmacare Holdings, Ltd.	121,305	3,068,270
Assore, Ltd.	17,794	714,444
Astral Foods, Ltd.	48,731	375,630
Aveng, Ltd. (I)	614,766	1,260,225
AVI, Ltd.	255,951	1,218,051
Barclays Africa Group, Ltd. (L)	213,708	2,630,813
Barloworld, Ltd.	348,438	3,473,803
Basil Read Holdings, Ltd.	162,259	121,763
Bell Equipment, Ltd.	69,257	125,844
Bidvest Group, Ltd. (L)	157,814	3,707,793
Blue Label Telecoms, Ltd.	174,483	147,303
Business Connexion Group, Ltd.	125,086	65,181
Capitec Bank Holdings, Ltd. (L)	18,642	318,193
Cashbuild, Ltd.	18,751	240,318
Caxton & CTP Publishers & Printers, Ltd.	249,440	387,903
City Lodge Hotels, Ltd.	28,557	310,184
Clicks Group, Ltd. (L)	239,011	1,247,982
Consolidated Infrastructure Group, Ltd. (I)	7,683	16,830
Coronation Fund Managers, Ltd.	215,758	1,762,164
DataTec, Ltd. (I)	306,784	1,340,067
Discovery Holdings, Ltd.	203,456	1,500,539
Distell Group, Ltd.	7,248	91,544
Distribution and Warehousing Network, Ltd.	10,512	8,961
DRDGOLD, Ltd.	375,211	138,920
EOH Holdings, Ltd.	86,147	687,204
Eqstra Holdings, Ltd.	292,995	185,902
Exxaro Resources, Ltd. (L)	85,849	1,140,618
Famous Brands, Ltd.	34,647	311,953
FirstRand, Ltd. (L)	1,661,802	5,266,931
Gold Fields, Ltd., ADR (L)	750,118	2,767,935
Grindrod, Ltd.	628,659	1,502,596
Group Five, Ltd.	169,328	678,351
Growthpoint Properties, Ltd. (L)	232,193	505,336
Harmony Gold Mining Company, Ltd., ADR (I)(L)	365,804	1,185,205
Hudaco Industries, Ltd.	19,872	200,175
Hulamin, Ltd. (I)	227,519	145,187
Iliad Africa, Ltd.	234,348	142,478
Illovo Sugar, Ltd. (I)	149,926	361,800
Impala Platinum Holdings, Ltd.	159,399	1,680,709
Imperial Holdings, Ltd. (L)	219,928	3,451,907
Investec, Ltd.	243,736	1,793,838
JD Group, Ltd. (L)	201,462	423,416

32

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Africa (continued)

JSE, Ltd.	97,796	$768,071
KAP Industrial Holdings, Ltd. (I)	90,584	32,188
Kumba Iron Ore, Ltd. (L)	26,457	1,092,241
Lewis Group, Ltd. (L)	136,085	740,121
Liberty Holdings, Ltd.	129,384	1,470,549
Life Healthcare Group Holdings, Ltd.	450,683	1,578,724
Massmart Holdings, Ltd.	52,970	597,107
Mediclinic International, Ltd.	203,784	1,270,033
Merafe Resources, Ltd. (I)	2,194,710	214,895
Metair Investments, Ltd.	156,701	655,421
MMI Holdings, Ltd.	1,323,332	2,812,616
Mondi, Ltd.	117,206	2,101,309
Mpact, Ltd.	296,453	728,840
Mr. Price Group, Ltd.	115,584	1,602,108
MTN Group, Ltd. (L)	598,222	10,927,594
Murray & Roberts Holdings, Ltd. (I)	468,406	1,088,461
Mustek, Ltd.	29,272	16,251
Nampak, Ltd.	556,163	1,906,852
Naspers, Ltd.	135,541	16,281,791
Nedbank Group, Ltd. (L)	212,659	4,159,768
Netcare, Ltd.	606,620	1,268,339
Northam Platinum, Ltd. (I)	234,035	919,127
Nu-World Holdings, Ltd.	9,429	17,409
Oceana Group, Ltd.	2,199	16,930
Octodec Investments, Ltd.	344	564
Omnia Holdings, Ltd.	82,665	1,649,866
Peregrine Holdings, Ltd.	219,538	365,416
Petmin, Ltd.	283,328	46,070
Pick'n Pay Stores, Ltd. (L)	107,899	452,305
Pinnacle Holdings, Ltd. (L)	135,354	294,128
Pioneer Foods, Ltd.	60,490	465,496
PPC, Ltd. (L)	484,540	1,323,767
PSG Group, Ltd.	143,491	1,187,143
Raubex Group, Ltd.	172,178	349,645
Resilient Property Income Fund, Ltd.	36,346	182,283
Reunert, Ltd.	186,446	1,094,051
Sanlam, Ltd.	1,598,767	7,845,777
Santam, Ltd.	18,401	300,455
Sappi, Ltd. (I)(L)	703,454	2,253,220
Sappi, Ltd., ADR (I)	390,546	1,234,125
Sasol, Ltd.	228,205	11,586,615
Sasol, Ltd., ADR	65,178	3,327,337
Sentula Mining, Ltd. (I)	244,899	6,109
Shoprite Holdings, Ltd.	155,094	2,026,497
Sibanye Gold, Ltd., ADR (L)	187,529	1,502,107
Spur Corp., Ltd.	26,826	74,764
Standard Bank Group, Ltd.	700,342	8,004,622
Stefanutti Stocks Holdings, Ltd. (I)	55,487	50,103
Steinhoff International Holdings, Ltd. (L)	1,150,158	5,535,895
Sun International, Ltd.	79,392	700,853
Super Group, Ltd. (I)	525,989	1,338,190
Telkom SA, Ltd. (I)	433,076	1,254,202
The Foschini Group, Ltd. (L)	103,934	861,486
The SPAR Group, Ltd.	85,736	902,421
Tiger Brands, Ltd.	79,062	1,793,722
Tiger Wheels, Ltd. (I)	14,267	0

33

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Africa (continued)

Times Media Group, Ltd. (I)	95,372	$172,851
Tongaat Hulett, Ltd.	77,546	787,981
Trencor, Ltd.	208,864	1,367,771
Truworths International, Ltd. (L)	202,964	1,292,590
Tsogo Sun Holdings, Ltd.	89,625	217,480
Value Group, Ltd.	263,348	127,519
Vodacom Group, Ltd. (L)	113,623	1,261,482
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	719,931
Woolworths Holdings, Ltd.	304,831	1,804,243
Zeder Investments, Ltd.	451,653	171,769

South Korea 15.0%		336,966,310

3S Korea Company, Ltd. (I)	6,053	23,701
Actoz Soft Company, Ltd. (I)(L)	4,148	164,423
Advanced Nano Products Company, Ltd. (I)	2,536	52,054
Advanced Process Systems Corp. (I)(L)	14,541	118,282
Aekyung Petrochemical Company, Ltd. (L)	1,668	93,452
AfreecaTV Company, Ltd. (I)	3,981	50,048
Agabang&Company (I)(L)	20,301	103,171
Ahnlab, Inc. (I)(L)	2,750	147,323
AK Holdings, Inc.	2,965	128,750
Amorepacific Corp.	1,533	1,687,237
AMOREPACIFIC Group	1,483	695,160
Anapass, Inc. (L)	7,670	85,737
Asia Cement Company, Ltd. (L)	2,357	213,780
ASIA Holdings Company, Ltd.	1,032	129,682
Asia Paper Manufacturing Company, Ltd.	2,000	36,737
Asiana Airlines, Inc. (I)	84,180	404,027
AtlasBX Company, Ltd.	4,784	186,213
AUK Corp. (I)	34,850	67,080
Autech Corp. (L)	9,157	60,561
Avaco Company, Ltd. (I)(L)	3,479	13,579
Baiksan Company, Ltd. (L)	10,760	45,670
BH Company, Ltd. (I)(L)	6,521	70,354
BHI Company, Ltd. (I)(L)	1,880	28,757
Binggrae Company, Ltd.	3,758	344,559
Bioland, Ltd. (I)(L)	4,037	48,459
Biospace Company, Ltd. (I)	6,971	63,270
Boryung Medience Company, Ltd. (I)(L)	5,135	32,984
Boryung Pharmaceutical Company, Ltd.	3,420	123,578
Bosung Power Technology Company, Ltd. (I)(L)	11,061	19,947
BS Financial Group, Inc.	163,110	2,432,313
Bukwang Pharmaceutical Company, Ltd.	14,950	193,680
CammSys Corp. (I)(L)	17,736	45,947
Capro Corp. (I)(L)	19,020	100,205
Celltrion Pharm, Inc. (I)(L)	11,319	125,578
Celltrion, Inc. (I)(L)	16,816	756,002
Chabio & Diostech Company, Ltd. (I)(L)	21,279	261,764
Charm Engineering Company, Ltd. (I)	19,130	34,270
Cheil Industries, Inc.	29,165	1,884,354
Cheil Worldwide, Inc. (I)	48,550	1,113,404
Chemtronics Company, Ltd. (L)	3,919	60,941
Chin Hung International, Inc. (I)(L)	22,036	35,294
Choa Pharmaceutical Company (I)	9,502	34,890
Chong Kun Dang Pharm Corp.	2,433	110,060
Chong Kun Dang Pharmaceutical Corp.	6,290	438,975

34

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Chosun Refractories Company, Ltd.	1,489	$112,261
CJ CGV Company, Ltd.	7,190	347,361
CJ CheilJedang Corp. (L)	6,902	1,776,307
CJ Corp.	12,535	1,499,019
CJ E&M Corp. (I)	11,897	431,869
CJ Korea Express Company, Ltd. (I)	5,061	569,398
CJ O Shopping Company, Ltd. (I)	222	86,326
CJ Seafood Corp. (I)(L)	15,980	37,361
Com2uS Corp. (I)(L)	3,497	90,963
Cosmax, Inc.	7,100	399,063
CosmoAM&T Company, Ltd. (I)	6,266	40,620
Cosmochemical Company, Ltd. (I)	3,900	28,747
Coway Company, Ltd.	26,831	1,719,747
Credu Corp.	751	32,990
Crown Confectionery Company, Ltd.	442	130,323
CTC BIO, Inc. (I)(L)	4,436	89,609
D.ID Corp. (I)(L)	9,191	32,382
Dae Dong Industrial Company, Ltd.	16,750	107,461
Dae Han Flour Mills Company, Ltd.	1,190	160,511
Dae Won Kang Up Company, Ltd.	30,329	187,438
Dae-Il Corp. (L)	20,210	79,617
Daea TI Company, Ltd. (I)(L)	63,278	95,823
Daechang Company, Ltd. (I)(L)	105,580	95,321
Daeduck Electronics Company	45,240	310,258
Daeduck GDS Company, Ltd.	18,850	301,186
Daegu Department Store	7,610	141,663
Daehan Steel Company, Ltd. (L)	20,010	132,469
Daehwa Pharmaceutical Company, Ltd. (L)	5,629	36,561
Daekyo Company, Ltd.	33,460	214,959
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	53,116
Daelim Industrial Company, Ltd.	28,009	2,317,880
Daesang Corp.	14,640	542,990
Daesang Holdings Company, Ltd.	19,170	159,110
Daesung Holdings Company, Ltd.	6,326	66,770
Daesung Industrial Company, Ltd. (I)	1,455	6,783
Daewon Pharmaceutical Company, Ltd.	9,464	107,182
Daewon San Up Company, Ltd.	230	1,853
Daewoo Engineering & Construction Company, Ltd. (I)(L)	102,190	779,345
Daewoo International Corp.	24,710	973,993
Daewoo Securities Company, Ltd.	146,352	1,173,291
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	64,655	1,993,420
Daewoong Pharmaceutical Company, Ltd.	2,863	192,931
Daishin Securities Company, Ltd.	45,940	366,700
Daou Data Corp. (I)	5,479	27,828
Daou Technology, Inc.	32,570	483,755
Dasan Networks, Inc. (I)	10,023	49,156
Daum Communications Corp. (I)	6,695	439,043
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	33,853
DCM Corp.	5,310	56,035
Deutsch Motors, Inc. (I)(L)	4,973	22,817
DGB Financial Group, Inc.	164,870	2,535,945
Digital Chosun Company, Ltd. (I)	10,179	20,312
Digital Power Communications Company, Ltd.	14,000	38,237
DIO Corp. (I)(L)	8,354	70,136
Dong Ah Tire & Rubber Company, Ltd.	11,060	198,488
Dong Yang Gang Chul Company, Ltd. (I)	11,100	19,800

35

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Dong-Ah Geological Engineering Company, Ltd.	2,970	$24,081
Dong-Il Corp.	2,233	139,235
Dongaone Company, Ltd.	9,970	28,504
Dongbang Transport Logistics Company, Ltd.	9,310	20,261
Dongbu CNI Company, Ltd. (I)	770	3,246
Dongbu Corp. (I)	16,730	51,670
Dongbu HiTek Company, Ltd. (I)	31,340	211,965
Dongbu Insurance Company, Ltd.	29,694	1,428,506
Dongbu Securities Company, Ltd.	37,619	129,751
Dongbu Steel Company, Ltd. (I)(L)	41,073	125,502
Dongil Industries Company, Ltd.	1,652	77,945
Dongjin Semichem Company, Ltd. (I)(L)	20,619	74,880
Dongkook Industrial Company, Ltd. (I)	5,390	12,459
Dongkook Pharmaceutical Company, Ltd.	1,089	35,322
Dongkuk Steel Mill Company, Ltd.	47,110	532,486
Dongkuk Structures & Construction Company, Ltd.	17,849	75,078
Dongsung Chemical Company, Ltd. (I)	1,620	30,718
Dongsung Holdings Company, Ltd. (I)	13,020	65,480
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	32,458
Dongwha Pharmaceutical Company, Ltd.	28,590	139,089
Dongwon F&B Company, Ltd.	1,238	190,172
Dongwon Industries Company, Ltd.	816	258,037
Dongyang Mechatronics Corp.	18,470	184,555
Doosan Corp.	6,710	868,987
Doosan Engineering & Construction Company, Ltd. (I)(L)	3,741	51,592
Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,157,707
Doosan Infracore Company, Ltd. (I)	81,890	1,034,340
Dragonfly GF Company, Ltd. (I)	4,732	23,024
DRB Holding Company, Ltd.	8,273	62,193
Duksan Hi-Metal Company, Ltd. (I)	7,115	117,284
DuzonBlzon Company, Ltd. (L)	11,570	122,168
e-LITECOM, Company, Ltd. (I)(L)	3,832	61,129
E-Mart Company, Ltd.	13,549	3,226,042
E1 Corp.	2,450	149,298
Easy Bio, Inc. (I)(L)	23,788	116,138
Ecopro Company, Ltd. (I)	6,273	41,545
ELK Corp. (I)(L)	7,328	47,564
EMKOREA Company, Ltd. (I)	2,981	17,294
ENF Technology Company, Ltd.	2,939	27,321
Eo Technics Company, Ltd. (I)	957	43,452
Estechpharma Company, Ltd. (L)	3,845	35,352
Eugene Investment & Securities Company, Ltd. (I)	69,792	145,941
Eugene Technology Company, Ltd. (L)	8,658	154,813
Fila Korea, Ltd.	5,725	464,442
Finetex EnE, Inc. (I)(L)	14,450	34,793
Firstec Company, Ltd. (L)	25,320	47,980
Flexcom, Inc. (I)(L)	4,895	52,594
Foosung Company, Ltd. (I)(L)	32,640	110,624
Fursys, Inc.	2,060	59,234
GameHi Company, Ltd. (I)	10,825	75,129
Gamevil, Inc. (I)(L)	2,102	118,020
Gaon Cable Company, Ltd.	2,496	52,757
Genic Company, Ltd. (I)	2,322	41,275
GIIR, Inc.	3,590	27,216
Global & Yuasa Battery Company, Ltd.	6,600	319,519
GNCO Company, Ltd. (I)(L)	22,159	26,003

36

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Golden Bridge Investment & Securities Company, Ltd. (I)	9,670	$6,613
Golfzon Company, Ltd.	8,283	140,814
Grand Korea Leisure Company, Ltd. (L)	14,220	586,934
Green Cross Cell Corp. (I)	656	14,015
Green Cross Corp.	2,817	359,304
Green Cross Holdings Corp.	16,810	257,992
GS Engineering & Construction Corp. (I)(L)	33,296	1,127,339
GS Global Corp.	12,780	105,355
GS Holdings Corp.	52,237	2,428,489
GS Home Shopping, Inc. (I)	133	32,319
Gwangju Shinsegae Company, Ltd.	916	223,299
Halla Climate Control Corp. (L)	19,860	739,143
Halla Engineering & Construction Corp. (I)(L)	18,491	103,906
Han Kuk Carbon Company, Ltd.	28,000	205,466
Hana Financial Group, Inc.	224,604	8,786,164
Handok Pharmaceuticals Company, Ltd.	1,870	29,771
Handsome Company, Ltd.	13,708	349,559
Hanil Cement Company, Ltd.	3,724	375,033
Hanil E-Wha Company, Ltd.	17,760	298,602
Hanjin Heavy Industries & Construction Company, Ltd. (I)	57,187	703,790
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	17,990	193,172
Hanjin Kal Corp. (I)	9,646	187,920
Hanjin P&C Company, Ltd. (I)(L)	14,656	15,527
Hanjin Shipping Company, Ltd. (I)(L)	80,894	508,895
Hanjin Transportation Company, Ltd.	12,430	290,822
Hankook Shell Oil Company, Ltd.	475	176,254
Hankook Tire Company, Ltd.	26,650	1,554,896
Hankook Tire Worldwide Company, Ltd.	8,249	166,513
Hankuk Glass Industries, Inc. (I)	1,820	29,146
Hankuk Paper Manufacturing Company, Ltd.	5,180	123,835
Hanmi Pharm Company, Ltd. (I)(L)	3,815	488,138
Hanmi Science Company, Ltd. (I)	14,242	192,996
Hanmi Semiconductor Company, Ltd.	4,310	46,887
Hansae Yes24 Holdings Company, Ltd.	10,079	51,534
Hanshin Construction Company, Ltd.	1,870	24,865
Hansol Chemical Company, Ltd.	7,900	223,988
Hansol CSN	62,840	179,582
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	83,331
Hansol Paper Company, Ltd.	41,000	498,615
Hansol Technics Company, Inc. (I)(L)	10,415	218,698
Hanssem Company, Ltd.	5,740	348,870
Hanwha Chemical Corp.	87,790	1,731,767
Hanwha Corp.	12,280	414,721
Hanwha General Insurance Company, Ltd. (I)	7,399	33,541
Hanwha Investment & Securities Company, Ltd. (I)	68,711	234,175
Hanwha Life Insurance Company, Ltd.	113,900	730,615
Hanwha Timeworld Company, Ltd.	2,310	69,085
Hanyang Securities Company, Ltd.	12,290	74,283
Heung-A Shipping Company, Ltd. (L)	59,339	71,184
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	12,921
High Tech Pharm Company, Ltd.	3,915	52,712
Hite Jinro Company, Ltd.	23,390	515,489
Hitejinro Holdings Company, Ltd.	12,240	148,120
HMC Investment Securities Company, Ltd.	21,160	190,298
Hotel Shilla Company, Ltd. (L)	17,510	1,369,408
HS R&A Company, Ltd. (I)(L)	5,860	91,076

37

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Huchems Fine Chemical Corp.	13,690	$290,723
Huons Company, Ltd. (I)(L)	2,375	84,803
Husteel Company, Ltd.	6,520	122,226
Huvitz Company, Ltd. (I)	3,134	44,667
Hwa Shin Company, Ltd.	12,020	143,314
Hwacheon Machine Tool Company, Ltd.	730	35,420
Hy-Lok Corp. (I)	6,115	162,316
Hyosung Corp.	26,891	1,835,510
Hyundai BNG Steel Company, Ltd. (I)	8,640	134,364
Hyundai Corp.	9,340	293,385
Hyundai Department Store Company, Ltd.	11,251	1,492,815
Hyundai Development Company	70,645	1,938,281
Hyundai Elevator Company, Ltd. (I)(L)	7,613	275,254
Hyundai Engineering & Construction Company, Ltd.	37,895	2,076,673
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	99,714
Hyundai Glovis Company, Ltd.	4,561	1,002,457
Hyundai Greenfood Company, Ltd.	28,150	446,213
Hyundai Heavy Industries Company, Ltd.	19,825	4,086,367
Hyundai Home Shopping Network Corp.	3,804	599,087
Hyundai Hy Communications & Networks Company, Ltd.	10,680	54,531
Hyundai Marine & Fire Insurance Company, Ltd.	43,880	1,196,306
Hyundai Mipo Dockyard (L)	9,623	1,427,977
Hyundai Mobis	22,179	6,513,126
Hyundai Motor Company	64,299	14,772,775
Hyundai Securities Company, Ltd.	135,477	851,056
Hyundai Steel Company	46,008	2,935,811
Hyundai Wia Corp.	6,316	1,000,634
Hyunjin Materials Company, Ltd. (I)	1,859	11,361
ICD Company, Ltd. (I)	5,517	56,457
IHQ, Inc. (I)(L)	14,690	31,817
Il Dong Pharmaceutical Company, Ltd.	15,060	193,568
Iljin Electric Company, Ltd.	23,940	193,620
Iljin Materials Company, Ltd. (I)	280	3,378
Ilshin Spinning Company, Ltd.	1,370	169,698
Ilsung Pharmaceutical Company, Ltd.	1,664	118,440
IM Company, Ltd. (I)(L)	6,464	19,320
iMarketKorea, Inc. (L)	8,940	264,694
iMBC Company, Ltd.	8,362	34,592
Industrial Bank of Korea	133,540	1,703,608
Infopia Company, Ltd. (I)(L)	5,359	67,077
Infraware, Inc. (I)(L)	11,671	106,335
InkTec Company, Ltd. (I)(L)	3,756	67,325
Innochips Technology, Inc. (I)	4,000	42,943
InnoWireless, Inc. (I)	2,748	35,650
Innox Corp. (I)	6,037	130,937
Interflex Company, Ltd. (I)(L)	4,480	86,432
Interojo Company, Ltd.	2,789	61,117
Interpark Corp. (I)(L)	23,554	275,176
INTOPS Company, Ltd. (I)	2,824	56,245
INZI Controls Company, Ltd.	9,850	43,797
IS Dongseo Company, Ltd. (I)	9,585	182,973
ISU Chemical Company, Ltd. (L)	13,580	178,530
IsuPetasys Company, Ltd. (L)	32,560	156,016
Jahwa Electronics Company, Ltd.	7,650	122,046
JB Financial Group Company, Ltd.	99,325	639,692
Jeil Pharmaceutical Company	10,190	160,432

38

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Jeil Savings Bank (I)	1,850	$52
Jinsung T.E.C. (I)(L)	7,934	42,751
JNK Heaters Company, Ltd. (I)	2,531	18,971
JoyCity Corp. (I)	5,629	157,401
Joymax Company, Ltd. (I)(L)	2,441	64,902
JVM Company, Ltd. (I)	1,952	106,185
JW Holdings Company, Ltd.	17,650	41,330
JW Pharmaceutical Corp.	14,018	218,903
Kangwon Land, Inc.	31,400	939,394
KB Financial Group, Inc., ADR (I)	177,598	6,553,366
KC Cottrell Company, Ltd.	4,309	38,816
KC Green Holdings Company, Ltd. (L)	2,730	17,651
KC Tech Company, Ltd.	20,266	116,841
KCC Corp.	4,020	1,945,782
KCP Company, Ltd.	4,878	56,950
Keangnam Enterprises, Ltd. (I)	16,288	68,569
KEC Corp. (I)	4,795	3,341
KEPCO Engineering & Construction Company, Inc. (L)	3,794	229,145
KEPCO Plant Service & Engineering Company, Ltd.	6,310	382,769
Keyang Electric Machinery Company, Ltd. (L)	34,010	96,710
KG Chemical Corp.	8,530	150,419
Kginicis Company, Ltd. (L)	5,610	99,507
KGMobilians Company, Ltd. (I)(L)	6,784	97,839
KH Vatec Company, Ltd. (I)(L)	7,203	158,225
Kia Motors Corp.	97,023	5,040,954
KISCO Corp.	6,646	172,710
KISCO Holdings Company, Ltd.	1,771	69,027
Kishin Corp.	12,176	87,832
KISWIRE, Ltd.	5,362	180,440
KIWOOM Securities Company, Ltd.	8,385	420,177
KMH Company, Ltd. (I)	6,513	56,048
KMW Company, Ltd. (I)	478	7,684
Koentec Company, Ltd. (I)(L)	42,375	153,530
Koh Young Technology, Inc. (L)	4,958	140,816
Kolao Holdings (L)	5,208	124,744
Kolon Corp.	7,040	122,609
Kolon Global Corp. (I)	33,760	102,260
Kolon Industries, Inc.	13,157	658,862
Kolon Life Science, Inc. (L)	1,592	90,003
KONA I Company, Ltd. (I)(L)	4,877	167,023
Kook Je Electric Korea Company, Ltd. (I)	2,137	35,245
Korea Aerospace Industries, Ltd. (L)	4,870	143,316
Korea Airport Service Company, Ltd.	2,230	52,953
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	24,742
Korea Circuit Company, Ltd. (L)	13,150	144,975
Korea District Heating Corp.	2,085	135,832
Korea Electric Power Corp. (I)	56,480	1,957,628
Korea Electric Power Corp., ADR (I)(L)	49,816	862,315
Korea Electric Terminal Company, Ltd.	5,890	221,281
Korea Flange Company, Ltd.	5,690	72,063
Korea Gas Corp. (I)	13,182	857,734
Korea Info & Comm (I)	7,378	47,198
Korea Investment Holdings Company, Ltd.	48,107	1,736,323
Korea Kolmar Company, Ltd. (L)	8,815	240,000
Korea Kolmar Holdings Company, Ltd. (L)	5,094	69,589
Korea United Pharm, Inc.	4,151	45,910

39

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Korea Zinc Company, Ltd.	4,165	$1,326,905
Korean Air Lines Company, Ltd. (I)	19,963	642,422
Korean Petrochemical Industrial Company, Ltd.	2,717	199,654
Korean Reinsurance Company, Ltd.	66,077	690,322
Kortek Corp. (I)(L)	7,186	96,797
KPF (I)(L)	5,296	33,064
KPX Chemical Company, Ltd.	2,439	146,818
KSCB Company, Ltd. (I)	1,889	6,538
KT Corp.	12,380	351,898
KT Hitel Company, Ltd. (I)	1,181	10,195
KT Skylife Company, Ltd.	7,360	187,031
KT&G Corp.	36,527	2,675,426
KTB Investment & Securities Company, Ltd. (I)	50,240	115,097
Kukdo Chemical Company, Ltd.	3,388	158,568
Kumho Electric Company, Ltd.	5,450	120,463
Kumho Petrochemical Company, Ltd. (L)	7,468	622,468
Kumho Tire Company, Inc. (I)(L)	40,650	533,606
Kunsul Chemical Industrial Company, Ltd.	3,660	119,130
Kwang Dong Pharmaceutical Company, Ltd.	41,850	313,165
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	35,220	73,859
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	55,315
Kyobo Securities Company	22,328	108,266
Kyung Dong Navien Company, Ltd.	4,350	75,287
Kyung-In Synthetic Corp.	20,270	82,269
Kyungbang, Ltd.	1,250	139,189
Kyungchang Industrial Company, Ltd. (I)	2,641	25,623
KyungDong City Gas Comopany, Ltd.	1,574	157,866
Kyungnam Energy Company, Ltd.	9,550	64,954
L&F Company, Ltd. (I)	4,599	35,265
LB Semicon, Inc. (I)(L)	25,490	49,571
LEENO Industrial, Inc. (I)(L)	5,777	152,637
LG Chem, Ltd.	10,881	2,599,401
LG Corp.	30,378	1,595,458
LG Display Company, Ltd., ADR (I)(L)	370,028	4,196,118
LG Electronics, Inc.	80,880	4,620,436
LG Fashion Corp.	15,580	405,594
LG Hausys, Ltd.	4,138	665,329
LG Household & Health Care, Ltd.	3,020	1,294,661
LG Innotek Company, Ltd. (I)(L)	8,542	733,412
LG International Corp.	27,429	729,868
LG Life Sciences, Ltd. (I)(L)	7,060	270,301
LG Uplus Corp. (I)	160,590	1,573,927
LIG Insurance Company, Ltd.	32,910	955,244
Livart Furniture Company, Ltd.	4,180	56,046
Lock & Lock Company, Ltd. (L)	10,520	169,630
Lotte Chemical Corp.	11,475	2,187,013
Lotte Chilsung Beverage Company, Ltd.	748	1,065,327
Lotte Confectionery Company, Ltd.	924	1,560,435
LOTTE Himart Company, Ltd.	5,289	392,727
Lotte Non-Life Insurance Company, Ltd. (I)	16,170	54,509
Lotte Samkang Company, Ltd.	503	357,934
Lotte Shopping Company, Ltd.	9,212	2,915,339
LS Cable, Ltd.	15,170	1,041,359
LS Industrial Systems Company, Ltd.	8,404	499,114
Lumens Company, Ltd. (I)	20,550	218,147
Macquarie Korea Infrastructure Fund	223,060	1,297,780

40

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Macrogen, Inc. (I)(L)	2,975	$114,366
Maeil Dairy Industry Company, Ltd. (I)	3,530	151,427
Mando Corp.	7,068	879,259
Medy-Tox, Inc.	2,559	380,208
MegaStudy Company, Ltd. (I)	2,670	194,677
Melfas, Inc. (I)(L)	9,992	101,852
Meritz Fire & Marine Insurance Company, Ltd.	40,800	575,295
Meritz Securities Company, Ltd.	197,383	339,172
Mi Chang Oil Industrial Company, Ltd.	724	49,824
Mirae Asset Securities Company, Ltd.	11,630	414,415
Miwon Specialty Chemical Company, Ltd. (I)	136	41,580
MK Electron Company, Ltd. (I)(L)	17,922	75,528
MNTech Company, Ltd. (I)(L)	14,020	76,334
Modetour Network, Inc. (I)	5,693	135,119
Moorim P&P Company, Ltd.	28,480	144,657
Moorim Paper Company, Ltd.	36,840	102,341
Motonic Corp.	16,365	175,830
Namhae Chemical Corp. (L)	22,270	175,249
Namyang Dairy Products Company, Ltd.	586	469,265
NAVER Corp.	6,551	5,008,590
NCSoft Corp.	7,423	1,331,403
Neowiz Corp. (I)	3,728	45,943
Neowiz Games Corp. (I)	12,997	215,902
NEPES Corp. (I)(L)	10,150	69,331
Nexen Corp.	4,810	352,700
Nexen Tire Corp.	21,640	291,808
NH Investment & Securities Company, Ltd. (L)	37,537	172,888
NHN Entertainment Corp. (I)	4,774	444,371
NICE Holdings Company, Ltd. (I)	2,970	36,639
NICE Information Service Company, Ltd. (I)	3,770	10,418
NK Company, Ltd. (I)(L)	16,960	68,292
Nong Shim Holdings Company, Ltd.	2,723	225,598
NongShim Company, Ltd.	3,604	1,009,801
OCI Company, Ltd. (I)	8,799	1,710,171
OCI Materials Company, Ltd. (I)(L)	5,799	182,260
Optron-Tec, Inc. (I)(L)	8,001	62,466
Orion Corp. (I)(L)	1,706	1,428,077
OSANGJAIEL Company, Ltd. (I)	4,672	54,309
Osstem Implant Compnay, Ltd. (I)(L)	9,092	186,273
Ottogi Corp.	993	372,921
PaperCorea, Inc. (I)(L)	99,660	56,334
Partron Company, Ltd. (I)(L)	21,886	277,390
Pharmicell Company, Ltd. (I)(L)	33,697	124,593
Poonglim Industrial Company, Ltd. (I)	276	569
Poongsan Corp.	22,689	551,762
Poongsan Holdings Corp.	4,780	139,402
POSCO (L)	15,149	4,029,378
POSCO Chemtech Company, Ltd. (I)	1,403	167,205
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	40,135
Posco ICT Company, Ltd. (I)(L)	27,515	193,001
Posco M-Tech Company, Ltd. (L)	5,220	28,533
POSCO, ADR	52,089	3,467,044
Power Logics Company, Ltd. (I)(L)	12,446	49,151
PSK, Inc. (I)	2,173	22,624
Pulmuone Holdings Company, Ltd. (L)	1,122	95,604
Pyeong Hwa Automotive Company, Ltd. (I)	10,765	211,521

41

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

RFsemi Technologies, Inc.	2,994	$24,202
S&T Corp.	1,630	25,666
S&T Dynamics Company, Ltd.	29,369	320,971
S&T Holdings Company, Ltd.	10,110	145,986
S&T Motiv Company, Ltd.	8,720	235,981
S-Energy Company, Ltd. (L)	5,134	56,421
S-MAC Company, Ltd. (L)	11,231	117,014
S-Oil Corp.	18,047	1,107,027
S1 Corp.	9,097	694,764
Saeron Automotive Corp.	5,190	50,127
Sajo Industries Company, Ltd. (I)	1,299	35,549
Sam Young Electronics Company, Ltd.	16,140	155,692
Sam Yung Trading Company, Ltd.	11,085	190,654
Samchully Company, Ltd.	1,909	214,821
Samick Musical Instruments Company, Ltd. (L)	59,990	116,314
Samick THK Company, Ltd.	8,300	69,171
Samjin Pharmaceutical Company, Ltd.	5,770	92,063
SamkwangGlass Company, Ltd.	2,292	111,114
Samlip General Foods Company, Ltd.	1,348	84,631
Samsung C&T Corp.	100,931	5,956,977
Samsung Electro-Mechanics Company, Ltd.	28,815	1,832,997
Samsung Electronics Company, Ltd.	31,776	40,253,920
Samsung Electronics Company, Ltd., GDR	2,125	1,338,240
Samsung Fine Chemicals Company, Ltd. (L)	15,753	610,331
Samsung Fire & Marine Insurance Company, Ltd.	20,662	4,564,233
Samsung Heavy Industries Company, Ltd.	65,060	1,948,315
Samsung Life Insurance Company, Ltd.	28,363	2,685,589
Samsung SDI Company, Ltd.	24,628	3,459,266
Samsung Securities Company, Ltd.	45,200	1,680,005
Samsung Techwin Company, Ltd.	16,646	822,466
Samyang Foods Company, Ltd.	2,320	64,606
Samyang Genex Company, Ltd.	1,074	95,160
Samyang Holdings Corp.	4,625	317,953
Samyang Tongsang Company, Ltd.	690	17,986
Samyoung Chemical Company, Ltd. (I)	21,460	47,397
Sangbo Corp. (I)(L)	6,869	77,675
SAVEZONE I&C Corp.	16,880	77,298
SBS Media Holdings Company, Ltd. (L)	47,640	197,838
SBW (I)(L)	30,360	19,288
Seah Besteel Corp.	13,850	312,830
SeAH Holdings Corp.	1,272	118,912
SeAH Steel Corp.	2,658	267,984
Sebang Company, Ltd.	13,150	229,768
Seegene, Inc. (I)	4,041	227,798
Sejong Industrial Company, Ltd.	8,680	128,997
Seobu T&D (I)(L)	4,423	75,972
Seohee Construction Company, Ltd. (I)(L)	78,403	49,259
Seoul Semiconductor Company, Ltd. (I)(L)	5,161	222,521
Sewon Cellontech Company, Ltd. (I)(L)	18,530	44,518
Sewoonmedical Company, Ltd.	13,302	62,708
SFA Engineering Corp. (I)	422	15,922
SG Corp. (I)(L)	48,000	27,001
SH Energy Chemical Company, Ltd. (L)	84,833	60,721
Shin Poong Pharmaceutical Company, Ltd.	21,776	96,916
Shine Company, Ltd. (I)	4,423	39,238
Shinhan Financial Group Company, Ltd., ADR (L)	241,669	10,046,180

42

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Shinhan Financial Group Company, Ltd.	72,990	$3,045,723
Shinil Industrial Company, Ltd. (I)	8,380	13,948
Shinsegae Company, Ltd.	4,746	1,003,631
Shinsegae Information & Communication Company, Ltd.	668	49,156
Shinsegae International Company, Ltd. (L)	1,183	85,377
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	78,981
Shinwon Corp. (I)	43,430	56,168
Shinyoung Securities Company, Ltd.	6,720	252,151
Signetics Corp. (I)(L)	18,318	35,473
Sigong Tech Company, Ltd. (I)(L)	10,503	32,835
Silicon Works Company, Ltd. (L)	7,788	169,226
Silla Company, Ltd.	8,067	189,403
Simm Tech Company, Ltd. (I)(L)	26,297	144,937
SIMPAC, Inc.	11,000	72,932
Sindoh Company, Ltd.	3,916	229,545
SJM Company, Ltd.	6,871	63,170
SK Broadband Company, Ltd. (I)	42,604	187,389
SK C&C Company, Ltd.	7,126	967,961
SK Chemicals Company, Ltd.	12,447	726,563
SK Communications Company, Ltd. (I)(L)	15,923	91,237
SK Gas Company, Ltd.	4,584	326,958
SK Holdings Company, Ltd.	21,303	3,847,817
SK Hynix, Inc. (I)	120,200	4,370,405
SK Innovation Company, Ltd.	34,053	4,265,986
SK Networks Company, Ltd. (I)	155,810	1,218,455
SK Securities Company, Ltd. (I)	230,570	159,617
SK Telecom Company, Ltd.	3,258	662,956
SKC Company, Ltd. (L)	17,430	499,281
SL Corp. (L)	10,350	161,296
SM Entertainment Company (I)(L)	6,552	280,489
Solco Biomedical Company, Ltd. (I)(L)	27,413	16,948
Songwon Industrial Company, Ltd. (L)	11,060	107,402
Sonokong Company, Ltd. (I)	2,673	6,292
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	179,600
STX Engine Company, Ltd. (I)(L)	13,540	43,183
STX Offshore & Shipbuilding Company, Ltd. (I)	27,283	141,846
STX Pan Ocean Company, Ltd. (I)(L)	7,701	32,637
Suheung Capsule Company, Ltd.	6,030	192,336
Sungchang Enterprise Holdings, Ltd. (I)	2,240	42,857
Sungshin Cement Company, Ltd. (I)	5,760	54,829
Sungwoo Hitech Company, Ltd. (I)	13,836	197,185
Sunjin Company, Ltd.	4,995	119,387
Suprema, Inc. (I)(L)	6,488	161,036
Synopex, Inc. (I)(L)	44,976	75,183
Tae Kyung Industrial Company, Ltd.	14,930	64,986
Taekwang Industrial Company, Ltd.	529	688,759
Taewoong Company, Ltd. (I)	636	14,960
Taeyoung Engineering & Construction Company, Ltd. (I)	46,820	256,564
Tailim Packaging Industrial Company, Ltd.	24,670	48,384
The Basic House Company, Ltd.	5,150	135,692
The Willbes & Company (I)	41,740	41,325
TK Chemical Corp. (I)(L)	18,057	30,894
Tongyang Life Insurance	30,990	293,397
TONGYANG Securities, Inc. (L)	82,290	182,631
Top Engineering Company, Ltd. (I)	300	1,187
Toptec Company, Ltd.	3,318	41,404

43

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

South Korea (continued)

Tovis Company, Ltd. (I)	4,620	$26,585
Trais Company, Ltd. (I)	9,451	28,448
TS Corp.	4,922	124,774
Uangel Corp.	4,790	17,103
Ubivelox, Inc. (I)	1,773	28,383
UI Display Company, Ltd. (L)	5,128	51,783
Uju Electronics Company, Ltd. (I)	5,317	78,751
Unid Company, Ltd.	3,957	230,984
Union Steel	4,420	62,108
Unison Company, Ltd. (I)(L)	13,882	22,370
Value Added Technologies Company, Ltd.	1,141	14,546
Vieworks Company, Ltd. (L)	4,427	114,116
Visang Education, Inc.	3,857	41,394
Webzen, Inc. (I)(L)	3,503	21,259
WeMade Entertainment Company, Ltd. (I)(L)	2,191	93,534
Wiscom Company, Ltd.	3,680	17,346
Wisol Company, Ltd. (I)(L)	5,153	45,785
Wonik IPS Company, Ltd. (I)	319	2,648
Woongjin Chemical Company, Ltd. (I)	15,596	161,486
Woongjin Energy Company, Ltd. (I)(L)	41,980	86,255
Woongjin Thinkbig Company, Ltd. (I)(L)	16,780	104,172
Wooree ETI Company, Ltd. (I)	6,680	17,318
Woori Finance Holdings Company, Ltd. (I)	303,950	3,438,869
Woori Finance Holdings Company, Ltd., ADR	4,217	147,595
Woori Financial Company, Ltd.	12,823	261,649
Woori Investment & Securities Company, Ltd.	148,549	1,286,437
WooSung Feed Company, Ltd.	5,600	14,666
Y G-1 Company, Ltd. (I)	10,640	99,883
YESCO Company, Ltd.	1,480	54,146
YG Entertainment, Inc. (L)	2,783	155,115
Yoosung Enterprise Company, Ltd. (L)	10,176	41,976
Youlchon Chemical Company, Ltd.	12,530	151,672
Young Poong Corp.	471	539,504
Youngone Corp.	15,714	537,818
Youngone Holdings Company, Ltd.	4,709	326,224
Yuhan Corp. (I)	5,221	965,830
YuHwa Securities Company, Ltd.	3,240	36,867
Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	75,093

Spain 0.0%		472,405

Cemex Latam Holdings SA (I)	59,297	472,405

Taiwan 15.1%		340,720,366

A-DATA Technology Company, Ltd.	170,000	411,744
Ability Enterprise Company, Ltd.	129,000	80,980
AcBel Polytech, Inc.	356,000	424,350
Accton Technology Corp.	662,796	376,084
Ace Pillar Company, Ltd. (I)	44,147	41,700
Acer, Inc. (I)	2,285,000	1,365,985
Aces Electronic Company, Ltd.	3,000	3,133
ACHEM Technology Corp.	244,447	181,512
Acter Company, Ltd.	30,000	125,555
Action Electronics Company, Ltd. (I)	439,640	100,547
Actron Technology Corp.	34,300	137,643
Adlink Technology, Inc.	73,830	129,143
Advanced Ceramic X Corp.	37,000	179,923

44

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Advanced International Multitech Company, Ltd.	108,000	$113,679
Advanced Semiconductor Engineering, Inc.	2,587,532	2,572,889
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,222,635
Advancetek Enterprise Company, Ltd.	111,440	131,743
Advantech Company, Ltd.	106,300	673,857
AGV Products Corp. (I)	545,829	164,537
Aimcore Technology Company, Ltd.	30,969	36,192
Alcor Micro Corp.	85,000	96,000
ALI Corp.	234,000	249,504
Allis Electric Company, Ltd.	154,000	54,277
Alpha Networks, Inc.	440,000	373,190
Altek Corp.	360,702	381,730
AMPOC Far-East Company, Ltd.	132,000	116,339
AmTRAN Technology Company, Ltd.	1,105,775	692,032
Anpec Electronics Corp.	145,000	128,681
Apacer Technology, Inc.	67,188	67,801
APCB, Inc.	143,000	99,237
Apex Biotechnology Corp.	84,060	194,871
Apex International Company, Ltd.	46,000	61,476
Apex Medical Corp.	49,000	55,571
Apex Science & Engineering	216,578	136,309
Arima Communication Corp. (I)	273,676	127,083
Asia Cement Corp.	1,577,636	1,996,780
Asia Optical Company, Inc. (I)	274,710	337,554
Asia Plastic Recycling Holding, Ltd.	38,851	119,075
Asia Polymer Corp.	463,600	370,983
Asia Vital Components Company, Ltd.	140,667	97,442
ASROCK, Inc.	34,000	130,679
Asustek Computer, Inc.	412,528	3,976,513
Aten International Company, Ltd.	60,000	201,532
AU Optronics Corp., ADR (I)(L)	812,167	2,704,516
Audix Corp.	173,200	169,914
Aurora Corp.	72,000	142,065
AV Tech Corp.	28,000	78,392
Avermedia Technologies, Inc.	89,000	40,322
Avision, Inc. (I)	277,916	98,668
AVY Precision Technology, Inc.	7,000	11,364
Awea Mechantronic Company, Ltd.	6,300	10,087
Bank of Kaohsiung	640,951	203,980
Basso Industry Corp.	103,000	109,957
BenQ Materials Corp. (I)	104,000	146,408
BES Engineering Corp.	2,014,200	572,150
Bin Chuan Enterprise Company, Ltd.	70,273	50,679
Bionet Corp.	24,000	37,796
Biostar Microtech International Corp.	227,000	106,577
Boardtek Electronics Corp.	131,000	157,173
Bright Led Electronics Corp. (I)	100,000	59,010
C Sun Manufacturing, Ltd.	175,729	136,942
Cameo Communications, Inc.	350,955	114,613
Capella Microsystems Taiwan, Inc.	20,349	81,357
Capital Securities Corp.	2,487,371	951,900
Career Technology MFG. Company, Ltd.	235,000	246,487
Carnival Industrial Corp.	512,000	143,533
Catcher Technology Company, Ltd.	328,000	2,390,145
Cathay Chemical Works	106,000	62,905
Cathay Financial Holdings Company, Ltd.	2,764,923	4,102,756

45

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Cathay Real Estate Development Company, Ltd.	954,000	$557,619
Central Reinsurance Company, Ltd.	198,825	95,502
ChainQui Construction Development Company, Ltd.	141,000	125,067
Chaintech Technology Corp.	31,278	47,111
Champion Building Materials Company, Ltd. (I)	512,852	212,415
Chang Hwa Commercial Bank	4,247,712	2,500,876
Chang Wah Electromaterials, Inc.	39,010	109,039
Charoen Pokphand Enterprise	263,000	141,464
Chaun-Choung Technology Corp.	49,000	170,195
CHC Resources Corp.	48,000	107,696
Chen Full International Company, Ltd.	49,000	49,218
Chenbro Micom Company, Ltd.	62,000	73,155
Cheng Loong Corp.	1,278,480	589,514
Cheng Shin Rubber Industry Company, Ltd.	760,031	1,985,286
Cheng Uei Precision Industry Company, Ltd.	507,335	1,087,397
Chenming Mold Industrial Corp. (I)	80,000	89,896
Chia Hsin Cement Corp. (I)	700,089	360,638
Chicony Electronics Company, Ltd.	316,354	831,276
Chien Kuo Construction Company, Ltd.	425,872	194,362
Chien Shing Stainless Steel Company (I)	180,000	24,012
Chilisin Electronics Corp.	64,400	64,046
Chime Ball Technology Company, Ltd.	22,000	50,474
Chimei Materials Technology Corp.	101,000	129,019
Chin-Poon Industrial Company, Ltd.	403,642	736,260
China Airlines, Ltd. (I)	2,184,820	752,672
China Chemical & Pharmaceutical Company, Ltd.	215,000	166,900
China Development Financial Holdings Corp.	9,439,331	2,750,912
China Ecotek Corp.	33,000	83,083
China Electric Manufacturing Corp.	229,000	104,962
China General Plastics Corp.	355,100	171,933
China Life Insurance Company, Ltd.	1,547,296	1,476,332
China Manmade Fibers Corp. (I)	1,304,000	531,121
China Metal Products Company, Ltd.	306,830	394,201
China Motor Corp.	632,905	582,928
China Petrochemical Development Corp.	2,554,045	1,114,167
China Steel Chemical Corp.	81,000	468,858
China Steel Corp.	5,714,802	4,853,975
China Steel Structure Company, Ltd.	187,000	211,774
China Synthetic Rubber Corp.	563,937	524,242
China Wire & Cable Company, Ltd. (I)	218,000	97,764
Chipbond Technology Corp. (I)	306,000	525,317
Chong Hong Construction Company	103,424	287,573
Chroma ATE, Inc.	211,440	509,087
Chun Yu Works & Company, Ltd. (I)	321,000	122,020
Chun Yuan Steel	647,381	242,809
Chung Hsin Electric & Machinery Manufacturing Corp.	535,000	391,417
Chung Hung Steel Corp. (I)	1,284,226	344,570
Chung Hwa Pulp Corp. (I)	580,290	175,268
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	89,582
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	330,746
Chunghwa Telecom Company, Ltd. (I)	568,000	1,726,745
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,042,057
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	39,618
Cleanaway Company, Ltd.	22,000	137,308
Clevo Company	310,120	588,535
CMC Magnetics Corp. (I)	3,492,000	567,412

46

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

CoAsia Microelectronics Corp.	67,200	$36,737
Collins Company, Ltd.	223,797	80,045
Compal Electronics, Inc.	3,929,895	2,658,707
Compeq Manufacturing Company	1,220,000	655,305
Continental Holdings Corp.	539,000	190,629
Coretronic Corp.	182,000	182,138
Cosmo Electronics Corp. (I)	58,000	73,302
Cosmos Bank Taiwan (I)	131,000	63,938
Coxon Precise Industrial Company, Ltd.	152,231	260,943
Crystalwise Technology, Inc. (I)	137,559	178,256
CSBC Corp. Taiwan	93,312	59,188
CTBC Financial Holding Company, Ltd.	7,553,211	4,886,722
CTCI Corp.	345,000	476,380
CviLux Corp.	47,000	63,933
Cyberlink Corp.	69,326	202,805
CyberPower Systems, Inc.	36,000	92,162
CyberTAN Technology, Inc.	277,000	319,595
D-Link Corp.	947,627	666,664
DA CIN Construction Company, Ltd.	147,000	132,912
Da-Li Construction Company, Ltd. (I)	58,006	70,038
Dafeng TV, Ltd.	32,670	58,665
Darfon Electronics Corp.	351,950	252,932
Daxin Materials Corp.	16,000	33,222
De Licacy Industrial Company	150,000	66,395
Delpha Construction Company, Ltd.	293,383	133,974
Delta Electronics, Inc.	491,000	2,746,169
Depo Auto Parts Industrial Company, Ltd.	84,000	343,720
DFI, Inc.	62,000	75,409
Dimerco Express Taiwan Corp.	46,000	30,401
DYNACOLOR, Inc.	43,000	115,507
Dynamic Electronics Company, Ltd. (I)	378,927	151,271
Dynapack International Technology Corp.	84,000	219,431
E Ink Holdings, Inc. (I)	705,000	395,821
E-Lead Electronic Company, Ltd.	38,000	89,980
E-LIFE MALL Corp.	66,000	144,542
E-Ton Solar Tech Company, Ltd. (I)	212,541	131,347
E.Sun Financial Holding Company, Ltd.	4,002,981	2,526,026
Eastern Media International Corp. (I)	458,164	244,927
Eclat Textile Company, Ltd.	96,137	1,229,290
Edimax Technology Company, Ltd.	101,359	45,337
Edison Opto Corp.	43,000	54,878
Edom Technology Company, Ltd.	205,000	101,872
eGalax_eMPIA Technology, Inc.	27,125	81,166
Elan Microelectronics Corp.	227,000	409,823
Elite Advanced Laser Corp.	50,000	145,871
Elite Material Company	284,000	256,184
Elite Semiconductor Memory Technology, Inc. (I)	209,000	273,879
Elitegroup Computer Systems Company, Ltd.	604,857	367,985
eMemory Technology, Inc.	54,000	230,808
ENG Electric Company, Ltd.	132,223	115,895
Enlight Corp. (I)	19,312	3,416
EnTie Commercial Bank	379,000	169,553
Episil Technologies, Inc. (I)	186,000	83,423
Epistar Corp. (I)	703,628	1,661,684
Eternal Chemical Company, Ltd.	372,644	381,093
Etron Technology, Inc. (I)	104,000	50,000

47

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Eva Airways Corp. (I)	1,032,160	$532,938
Everest Textile Company, Ltd. (I)	272,000	119,476
Evergreen International Storage & Transport Corp.	609,320	423,251
Evergreen Marine Corp., Ltd. (I)	1,770,886	1,054,184
Everlight Chemical Industrial Corp.	120,330	104,784
Everlight Electronics Company, Ltd.	291,000	697,312
Everspring Industry Company, Ltd. (I)	137,000	100,095
Excelsior Medical Company, Ltd.	83,600	164,422
Far Eastern Department Stores Company, Ltd.	749,567	685,412
Far Eastern International Bank	1,820,977	682,735
Far Eastern New Century Corp.	1,927,104	2,032,482
Far EasTone Telecommunications Company, Ltd.	710,000	1,437,996
Faraday Technology Corp.	278,586	404,851
Farglory Land Development Company, Ltd.	265,526	435,312
Federal Corp.	562,189	440,295
Feedback Technology Corp.	19,000	35,644
Feng Hsin Iron & Steel Company	231,000	386,614
Feng Tay Enterprise Company, Ltd.	147,958	373,038
First Copper Technology Company, Ltd. (I)	344,000	125,109
First Financial Holding Company, Ltd.	6,473,481	3,861,432
First Hotel	103,698	66,102
First Insurance Company, Ltd.	313,165	203,687
First Steamship Company, Ltd.	273,986	171,306
FLEXium Interconnect, Inc.	138,375	418,997
Flytech Technology Company, Ltd.	69,066	278,212
Forhouse Corp.	575,894	238,355
Formosa Advanced Technologies Company, Ltd.	90,000	57,627
Formosa Chemicals & Fibre Corp.	1,416,440	3,620,447
Formosa Epitaxy, Inc. (I)	170,000	101,952
Formosa International Hotels Corp.	27,467	308,724
Formosa Oilseed Processing	199,689	74,578
Formosa Optical Technology Company, Ltd.	28,000	102,136
Formosa Petrochemical Corp.	368,000	944,632
Formosa Plastics Corp.	1,348,880	3,439,653
Formosa Taffeta Company, Ltd.	863,000	934,326
Formosan Rubber Group, Inc.	493,000	466,453
Formosan Union Chemical	434,295	218,537
Founding Construction & Development Company, Ltd.	216,797	139,105
Foxconn Technology Company, Ltd.	496,130	1,118,447
Foxlink Image Technology Company, Ltd.	123,000	83,906
Froch Enterprise Company, Ltd. (I)	292,000	91,712
FSP Technology, Inc.	249,224	262,360
Fubon Financial Holding Company, Ltd. (I)	2,741,422	3,850,591
Fullerton Technology Company, Ltd.	156,819	140,770
Fulltech Fiber Glass Corp. (I)	215,027	89,736
Fwusow Industry Company, Ltd.	311,467	148,759
G Shank Enterprise Company, Ltd.	226,000	182,381
G Tech Optoelectronics Corp.	104,000	130,030
Gamania Digital Entertainment Company, Ltd. (I)	122,000	115,454
GEM Terminal Industrial Company, Ltd.	47,500	22,164
Gemtek Technology Corp.	181,496	176,907
Genesis Photonics, Inc. (I)	244,260	146,694
Genius Electronic Optical Company, Ltd.	36,589	111,293
Genmont Biotech, Inc.	18,000	28,454
GeoVision, Inc.	34,778	224,820
Getac Technology Corp.	446,000	230,566

48

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Giant Manufacturing Company, Ltd.	146,000	$997,832
Giantplus Technology Company, Ltd. (I)	62,000	20,873
Giga Solar Materials Corp.	9,200	199,850
Giga Solution Tech Company, Ltd.	68,237	40,300
Gigabyte Technology Company, Ltd.	702,719	1,045,927
Gigastorage Corp. (I)	232,100	338,734
Gintech Energy Corp. (I)	96,000	92,254
Global Brands Manufacture, Ltd. (I)	317,611	122,903
Global Lighting Technologies, Inc.	53,000	56,399
Global Mixed Mode Technology, Inc.	67,000	213,032
Global Unichip Corp. (I)	57,000	149,022
Globe Union Industrial Corp. (I)	206,000	155,149
Gloria Material Technology Corp.	120,750	95,593
Gold Circuit Electronics, Ltd. (I)	616,071	168,053
Goldsun Development & Construction Company, Ltd.	1,820,005	737,592
Gourmet Master Company, Ltd.	27,000	202,665
Grand Pacific Petrochemical Corp.	1,174,000	796,122
Grape King Bio, Ltd.	77,000	340,865
Great China Metal Industry Company, Ltd.	218,000	276,614
Great Taipei Gas Company, Ltd.	229,000	175,246
Great Wall Enterprise Company, Ltd.	522,802	452,654
Green Energy Technology, Inc. (I)	156,000	147,409
GTM Corp. (I)	222,000	157,873
Hannstar Board Corp.	264,467	101,516
HannStar Display Corp. (I)	3,452,000	1,280,362
HannsTouch Solution, Inc. (I)	749,000	243,422
Harvatek Corp. (I)	92,920	59,138
Hey Song Corp.	410,250	443,017
Hi-Clearance, Inc.	19,000	58,149
Highwealth Construction Corp.	204,800	417,706
Hitron Technology, Inc.	167,000	116,798
Hiwin Technologies Corp.	80,950	811,497
Ho Tung Chemical Corp.	1,095,134	549,846
Hocheng Corp. (I)	313,000	113,475
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	57,648
Holiday Entertainment Company, Ltd.	50,000	60,396
Holtek Semiconductor, Inc.	144,000	316,007
Holy Stone Enterprise Company, Ltd.	232,734	325,417
Hon Hai Precision Industry Company, Ltd.	5,511,946	15,350,541
Hong TAI Electric Industrial Company, Ltd.	309,000	100,592
Hota Industrial Manufacturing Company, Ltd.	118,149	221,308
Hotai Motor Company, Ltd.	96,000	1,179,612
Howarm Construction Company, Ltd. (I)	162,958	127,095
Hsin Kuang Steel Company, Ltd.	326,153	202,639
Hsin Yung Chien Company, Ltd.	22,000	61,664
Hsing TA Cement Company, Ltd.	200,000	80,192
HTC Corp.	284,700	1,280,964
Hu Lane Associate, Inc.	65,066	200,555
Hua Eng Wire & Cable Company, Ltd.	666,000	259,987
Hua Nan Financial Holdings Company, Ltd.	4,856,871	2,796,642
Hua Yu Lien Development Company, Ltd. (I)	2,372	3,931
Huaku Development Company, Ltd.	168,353	421,808
Huang Hsiang Construction Company	85,000	144,171
Hung Ching Development & Construction Company, Ltd.	203,000	119,029
Hung Poo Real Estate Development Corp.	80,000	75,346
Hung Sheng Construction Company, Ltd.	559,808	440,467

49

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Huxen Corp.	42,000	$71,934
Hwa Fong Rubber Company, Ltd. (I)	353,259	275,788
I-Chiun Precision Industry Company, Ltd.	93,000	64,349
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	135,118
Ibase Technology, Inc.	83,512	162,820
Ichia Technologies, Inc.	334,300	208,381
IEI Integration Corp.	150,045	299,322
ILI Technology Corp.	50,397	95,270
Infortrend Technology, Inc.	245,000	162,379
Innolux Corp. (I)	5,685,980	2,037,394
Inotera Memories, Inc. (I)	1,912,165	1,627,088
Insyde Software Corp.	21,000	37,541
International Games System Company, Ltd.	50,000	107,692
Inventec Corp.	1,812,705	1,919,313
ITE Technology, Inc.	110,881	103,054
ITEQ Corp.	172,700	196,140
J Touch Corp. (I)	101,000	83,346
Janfusun Fancyworld Corp. (I)	48,983	8,493
Jenn Feng New Energy Company, Ltd. (I)	128,000	53,370
Jentech Precision Industrial Company, Ltd.	67,808	183,952
Jess-Link Products Company, Ltd.	135,000	157,640
Johnson Health Tech Company, Ltd.	42,067	107,228
Kang Na Hsiung Enterprise Company, Ltd.	168,000	88,711
Kaori Heat Treatment Company, Ltd.	47,049	121,195
Kaulin Manufacturing Company, Ltd.	124,490	95,250
KD Holding Corp.	1,000	6,029
KEE TAI Properties Company, Ltd.	464,973	300,852
Kenda Rubber Industrial Company, Ltd.	358,148	872,691
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	6,432
Kerry TJ Logistics Company, Ltd.	236,000	342,597
King Slide Works Company, Ltd.	27,000	314,519
King Yuan Electronics Company, Ltd.	1,612,762	1,311,881
King's Town Bank	1,035,000	982,828
King's Town Construction Company, Ltd. (I)	140,700	129,729
Kingdom Construction Company, Ltd.	393,000	432,768
Kinik Company	88,000	282,813
Kinko Optical Company, Ltd.	158,648	156,570
Kinpo Electronics, Inc.	1,558,724	608,288
Kinsus Interconnect Technology Corp.	161,000	551,589
KMC Kuei Meng International, Inc.	20,500	83,458
KS Terminals, Inc.	57,000	89,265
Kung Long Batteries Industrial Company, Ltd.	46,000	137,129
Kuo Toong International Company, Ltd.	24,000	41,814
Kuoyang Construction Company, Ltd.	162,543	92,150
Kwong Fong Industries Corp.	315,280	197,568
KYE System Corp.	225,000	116,079
L&K Engineering Company, Ltd.	205,952	194,714
LAN FA Textile (I)	267,183	80,192
Largan Precision Company, Ltd.	39,000	1,747,301
Laser Tek Taiwan Company, Ltd.	9,964	7,096
LCY Chemical Corp.	356,806	447,690
Leader Electronics, Inc.	181,867	95,717
Leadtrend Technology Corp.	23,599	35,590
Lealea Enterprise Company, Ltd.	859,789	312,897
Ledtech Electronics Corp.	6,236	4,390
LEE CHI Enterprises Company, Ltd.	287,000	167,284

50

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Lelon Electronics Corp.	170,100	$169,295
Leofoo Development Company, Ltd. (I)	411,012	160,830
LES Enphants Company, Ltd.	164,486	126,326
Lextar Electronics Corp.	166,500	184,436
Li Peng Enterprise Company, Ltd. (I)	704,511	345,543
Lian HWA Food Corp.	120,650	148,144
Lien Hwa Industrial Corp.	715,784	455,066
Lingsen Precision Industries, Ltd.	438,101	298,831
Lite-On Semiconductor Corp.	332,080	250,283
Lite-On Technology Corp.	1,577,628	2,329,603
Long Bon International Company, Ltd.	407,000	261,272
Long Chen Paper Company, Ltd.	658,390	346,038
Longwell Company	79,000	104,591
Lotes Company, Ltd.	47,000	114,091
Lucky Cement Corp. (I)	272,000	81,844
Lumax International Corp., Ltd.	76,395	195,512
Lung Yen Life Service Corp.	26,000	74,227
Macroblock, Inc.	19,000	48,123
Macronix International (I)	4,400,718	975,243
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	69,578
Mag Layers Scientific-Technics Company, Ltd.	12,683	19,456
Makalot Industrial Company, Ltd.	90,000	494,722
Marketech International Corp.	207,000	155,764
Masterlink Securities Corp.	1,335,780	441,446
Mayer Steel Pipe Corp.	226,407	95,974
Maywufa Company, Ltd.	18,000	9,216
MediaTek, Inc.	239,000	3,523,279
Medigen Biotechnology Corp. (I)	28,690	191,117
Mega Financial Holding Company, Ltd.	5,320,052	4,256,429
Meiloon Industrial Company, Ltd.	151,412	114,202
Mercuries & Associates, Ltd.	396,068	262,384
Merida Industry Company, Ltd.	118,250	795,692
Merry Electronics Company, Ltd.	126,272	702,738
Micro-Star International Company, Ltd.	912,488	914,665
Microelectronics Technology, Inc. (I)	231,824	142,100
Microlife Corp.	30,000	90,036
Mirle Automation Corp.	44,290	47,744
Mitac Holdings Corp. (I)	726,733	651,859
Mobiletron Electronics Company, Ltd.	67,000	96,044
Mosel Vitelic, Inc. (I)	583,484	131,310
Motech Industries, Inc. (I)	273,000	473,661
MPI Corp.	44,000	135,756
Mustek Systems, Inc. (I)	33,151	2,272
Nak Sealing Technologies Corp.	47,000	184,903
Namchow Chemical Industrial Company, Ltd.	149,000	266,163
Nan Kang Rubber Tire Company, Ltd. (I)	408,711	499,390
Nan Ya Plastics Corp.	1,713,860	3,687,252
Nan Ya Printed Circuit Board Corp. (I)	211,930	258,566
Nantex Industry Company, Ltd.	341,852	216,454
National Petroleum Company, Ltd.	153,000	150,563
Neo Solar Power Corp. (I)	314,452	392,913
Netronix, Inc.	45,000	105,439
New Asia Construction & Development Corp.	285,136	73,290
New Era Electronics Company, Ltd.	44,000	61,878
Newmax Technology Company, Ltd. (I)	69,448	149,006
Nichidenbo Corp.	93,520	93,401

51

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Nien Hsing Textile Company, Ltd.	357,572	$364,676
Novatek Microelectronics Corp., Ltd.	297,000	1,369,909
Nuvoton Technology Corp.	30,000	28,743
Ocean Plastics Company, Ltd. (I)	29,000	36,305
Optimax Technology Corp. (I)	170,816	33,906
OptoTech Corp.	268,000	138,758
Orient Semiconductor Electronics, Ltd. (I)	720,000	181,308
Oriental Union Chemical Corp.	399,300	404,466
Orise Technology Company, Ltd.	77,000	122,306
P-Two Industries, Inc.	17,000	8,758
Pacific Construction Company, Ltd.	149,002	46,079
Pan Jit International, Inc. (I)	156,000	77,524
Pan-International Industrial	331,785	254,636
Paragon Technologies Company, Ltd. (I)	101,808	226,116
PChome Online, Inc.	33,810	244,120
Pegatron Corp.	1,308,321	1,765,570
PharmaEngine, Inc. (I)	10,650	87,641
Phihong Technology Company, Ltd.	266,416	190,265
Phison Electronics Corp.	57,000	381,774
Phoenix Tours International, Inc.	43,000	77,425
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	112,720
Pixart Imaging, Inc.	119,830	232,350
Plotech Company, Ltd.	100,000	39,695
Polytronics Technology Corp.	36,000	95,523
Portwell, Inc.	83,000	93,738
Posiflex Technologies, Inc.	13,455	73,919
Pou Chen Corp.	2,164,448	2,904,720
Power Quotient International Company, Ltd. (I)	130,000	66,613
Powercom Company, Ltd. (I)	90,760	15,024
Powertech Industrial Company, Ltd.	67,000	57,668
Powertech Technology, Inc. (I)	630,000	881,728
Poya Company, Ltd.	32,320	197,224
President Chain Store Corp.	220,000	1,367,558
President Securities Corp.	1,117,259	630,137
Prime Electronics Satellitics, Inc.	82,759	63,920
Prince Housing & Development Corp.	747,816	384,877
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	241,302
Promise Technology, Inc.	89,000	151,756
Qisda Corp. (I)	1,246,440	425,887
Qualipoly Chemical Corp.	50,000	43,383
Quanta Computer, Inc. (I)	966,000	2,383,398
Quanta Storage, Inc.	77,000	100,675
Quintain Steel Company, Ltd. (I)	475,194	108,255
Radiant Opto-Electronics Corp.	344,343	1,403,185
Radium Life Tech Company, Ltd.	395,884	309,873
Ralec Electronic Corp.	63,259	118,691
Realtek Semiconductor Corp.	329,706	982,580
Rechi Precision Company, Ltd.	273,824	318,534
Rexon Industrial Corp., Ltd. (I)	83,286	32,195
Richtek Technology Corp.	99,000	546,146
Ritek Corp. (I)	3,512,428	614,205
Ruentex Development Company, Ltd.	375,586	668,740
Ruentex Industries, Ltd.	264,801	626,779
Run Long Construction Company, Ltd.	42,000	43,264
Sampo Corp.	641,997	247,490

52

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

San Fang Chemical Industry Company, Ltd.	71,585	$68,662
San Shing Fastech Corp.	28,620	75,771
Sanyang Industrial Company, Ltd.	713,389	1,411,693
Sanyo Electric Taiwan Company, Ltd.	79,900	104,948
SCI Pharmtech, Inc.	40,042	85,604
ScinoPharm Taiwan, Ltd.	102,960	295,117
SDI Corp.	80,000	125,452
Senao International Company, Ltd.	62,000	180,439
Sercomm Corp.	145,000	329,654
Sesoda Corp.	108,150	112,899
Shan-Loong Transportation Company, Ltd.	4,000	3,427
Sheng Yu Steel Company, Ltd.	188,000	140,030
ShenMao Technology, Inc.	57,000	80,219
Shih Her Technologies, Inc.	21,000	46,574
Shih Wei Navigation Company, Ltd.	117,363	79,803
Shihlin Electric & Engineering Corp.	509,213	626,663
Shihlin Paper Corp. (I)	72,000	113,094
Shin Hai Gas Corp.	2,226	2,971
Shin Kong Financial Holding Company, Ltd.	7,674,208	2,542,749
Shin Shin Natural Gas Company	1,000	1,090
Shin Zu Shing Company, Ltd.	159,933	396,563
Shining Building Business Company, Ltd. (I)	191,796	157,482
Shinkong Insurance Company, Ltd.	310,000	254,906
Shinkong Synthetic Fibers Corp.	1,914,287	639,990
Shinkong Textile Company, Ltd.	154,000	200,570
Shiny Chemical Industrial Company, Ltd.	32,000	54,238
Shuttle, Inc.	229,985	100,471
Sigurd Microelectronics Corp.	427,887	415,333
Silicon Integrated Systems Corp. (I)	794,000	239,328
Silicon Power Computer & Communications, Inc.	35,000	45,604
Siliconware Precision Industries Company	572,000	722,708
Siliconware Precision Industries Company, ADR (L)	200,628	1,271,982
Silitech Technology Corp.	92,053	112,823
Simplo Technology Company, Ltd. (I)	172,200	778,233
Sinbon Electronics Company, Ltd.	203,000	268,182
Sincere Navigation Corp.	306,000	287,320
Singatron Enterprise Company, Ltd.	99,000	58,649
Sinkang Industries, Ltd. (I)	69,000	25,178
Sinmag Equipment Corp.	16,537	95,756
Sino-American Silicon Products, Inc. (I)	131,000	246,219
Sinon Corp.	449,150	244,741
SinoPac Financial Holdings Company, Ltd.	6,237,729	3,007,564
Sinphar Pharmaceutical Company, Ltd.	111,982	194,120
Sinyi Realty Company	119,975	195,402
Sirtec International Company, Ltd.	104,000	214,443
Sitronix Technology Corp.	87,000	153,440
Siward Crystal Technology Company, Ltd. (I)	181,301	104,558
Soft-World International Corp.	104,000	329,271
Solar Applied Materials Technology Company	211,899	193,109
Solomon Technology Corp. (I)	195,004	120,901
Solytech Enterprise Corp. (I)	136,758	55,909
Sonix Technology Company, Ltd.	130,000	215,731
Southeast Cement Company, Ltd.	356,000	200,119
Spirox Corp.	166,369	80,044
Sporton International, Inc.	43,692	192,355
St. Shine Optical Company, Ltd.	22,000	614,369

53

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Standard Chemical & Pharma	38,000	$57,217
Standard Foods Corp.	135,470	394,712
Stark Technology, Inc.	164,000	179,480
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	105,235
Sunplus Technology Company, Ltd. (I)	651,000	263,318
Sunrex Technology Corp.	102,000	48,019
Sunspring Metal Corp.	17,000	48,438
Super Dragon Technology Company, Ltd.	15,766	12,058
Supreme Electronics Company, Ltd.	216,234	126,173
Swancor Ind. Company, Ltd.	29,000	77,587
Sweeten Construction Company, Ltd.	115,551	76,085
Syncmold Enterprise Corp.	97,000	169,744
Synnex Technology International Corp.	914,132	1,564,858
Sysage Technology Company, Ltd.	61,950	67,205
TA Chen Stainless Pipe (I)	835,521	382,220
Ta Chong Bank, Ltd. (I)	2,156,622	745,627
Ta Chong Securities Company, Ltd. (I)	16,000	5,602
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	148,672
TA-I Technology Company, Ltd.	115,705	67,845
Tah Hsin Industrial Company, Ltd.	125,000	120,814
TAI Roun Products Company, Ltd.	111,000	36,708
Taichung Commercial Bank	2,059,954	736,122
TaiDoc Technology Corp.	36,000	106,096
Taiflex Scientific Company, Ltd.	161,000	307,508
Taimide Tech, Inc.	72,000	75,152
Tainan Enterprises Company, Ltd.	201,467	224,996
Tainan Spinning Company, Ltd.	1,364,730	918,639
Taishin Financial Holdings Company, Ltd.	6,046,385	2,854,574
Taisun Enterprise Company, Ltd. (I)	422,026	182,590
Taita Chemical Company, Ltd. (I)	184,188	68,561
Taiwan Acceptance Corp.	45,000	113,067
Taiwan Business Bank (I)	3,650,671	1,093,452
Taiwan Cement Corp.	2,442,726	3,905,903
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	93,762
Taiwan Cogeneration Corp.	556,137	333,570
Taiwan Cooperative Financial Holding	5,242,779	2,841,393
Taiwan FamilyMart Company, Ltd.	11,000	69,412
Taiwan Fertilizer Company, Ltd.	554,000	1,191,203
Taiwan Fire & Marine Insurance Company	155,000	124,792
Taiwan FU Hsing Industrial Company, Ltd.	215,000	233,680
Taiwan Glass Industrial Corp.	951,933	945,341
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	321,595
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	800,149	299,317
Taiwan Life Insurance Company, Ltd. (I)	295,836	272,050
Taiwan Line Tek Electronic	64,050	74,211
Taiwan Mask Corp.	325,850	111,312
Taiwan Mobile Company, Ltd.	462,700	1,392,281
Taiwan Navigation Company, Ltd.	36,000	28,842
Taiwan Paiho, Ltd.	294,342	317,769
Taiwan PCB Techvest Company, Ltd.	177,227	212,898
Taiwan Prosperity Chemical Corp.	100,000	100,132
Taiwan Pulp & Paper Corp. (I)	524,640	221,445
Taiwan Sakura Corp.	200,156	138,662
Taiwan Secom Company, Ltd.	162,000	412,147
Taiwan Semiconductor Company, Ltd.	132,000	133,059

54

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Taiwan Semiconductor Manufacturing Company, Ltd.	6,915,000	$24,944,498
Taiwan Sogo Shin Kong	346,000	502,481
Taiwan Styrene Monomer Corp. (I)	522,687	333,104
Taiwan Surface Mounting Technology Company, Ltd.	185,199	277,306
Taiwan TEA Corp. (I)	791,723	692,216
Taiwan Union Technology Corp.	67,000	61,560
Taiyen Biotech Company, Ltd.	216,472	204,196
Tatung Company, Ltd. (I)	2,948,526	973,713
Te Chang Construction Company, Ltd.	79,300	70,950
Teco Electric & Machinery Company, Ltd.	1,804,109	2,081,186
Tecom Company, Ltd. (I)	41,000	4,271
Tekcore Company, Ltd. (I)	33,000	16,301
Ten Ren Tea Company, Ltd.	35,000	55,550
Test Research, Inc.	173,596	281,259
Test-Rite International Company, Ltd.	286,549	215,241
Tex-Ray Industrial Company, Ltd.	91,800	46,439
The Ambassador Hotel	236,000	224,823
Thinking Electronic Industrial Company, Ltd.	44,000	62,004
Thye Ming Industrial Company, Ltd.	133,250	154,284
Ton Yi Industrial Corp.	555,000	574,028
Tong Hsing Electronic Industries, Ltd.	92,951	489,953
Tong Yang Industry Company, Ltd.	359,043	502,104
Tong-Tai Machine & Tool Company, Ltd.	111,114	118,850
Topco Scientific Company, Ltd.	201,129	398,965
Topco Technologies Corp.	26,000	64,229
Topoint Technology Company, Ltd.	179,248	130,176
Toung Loong Textile Manufacturing	53,000	190,646
Trade-Van Information Services Company	14,000	14,033
Transasia Airways Corp.	26,000	10,640
Transcend Information, Inc. (I)	117,000	357,777
Tripod Technology Corp.	312,770	600,814
Tsann Kuen Enterprise Company, Ltd.	98,220	137,875
TSRC Corp.	323,530	466,844
TTET Union Corp.	47,000	95,079
TTY Biopharm Company, Ltd.	89,123	295,037
Tung Ho Steel Enterprise Corp.	1,131,138	969,726
Tung Ho Textile Company, Ltd.	247,000	79,377
Tung Thih Electronic Company, Ltd.	36,258	123,178
TURVO International Company, Ltd.	16,500	71,342
TXC Corp.	208,659	250,194
TYC Brother Industrial Company, Ltd. (I)	125,531	77,508
Tycoons Group Enterprise Company, Ltd. (I)	594,536	109,921
Tyntek Corp. (I)	194,661	59,055
TZE Shin International Company, Ltd.	146,247	51,764
U-Ming Marine Transport Corp.	261,000	437,757
U-Tech Media Corp. (I)	84,000	22,284
Ubright Optronics Corp.	28,600	69,827
Uni-President Enterprises Corp.	1,327,372	2,219,919
Unimicron Technology Corp.	1,210,855	857,332
Union Bank of Taiwan (I)	1,214,960	435,856
Union Insurance Company, Ltd. (I)	65,384	46,998
Unitech Computer Company, Ltd.	181,039	92,222
Unitech Printed Circuit Board Corp. (I)	727,869	299,953
United Integrated Services Company, Ltd.	165,000	222,119
United Microelectronics Corp.	9,935,468	4,045,790
Unity Opto Technology Company, Ltd. (I)	230,389	257,118

55

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Universal Cement Corp.	484,808	$478,255
Unizyx Holding Corp. (I)	526,000	327,616
UPC Technology Corp.	1,005,938	460,803
Userjoy Technology Company, Ltd.	18,000	30,904
USI Corp.	1,078,801	731,321
Vanguard International Semiconductor Corp.	208,000	308,782
Ve Wong Corp.	195,450	158,545
Viking Tech Corp.	26,770	21,708
Visual Photonics Epitaxy Company, Ltd.	293,700	299,221
Vivotek, Inc. (I)	32,085	213,723
Wafer Works Corp. (I)	105,872	57,509
Wah Hong Industrial Corp.	14,835	16,434
Wah Lee Industrial Corp.	28,000	49,290
Walsin Lihwa Corp. (I)	4,134,000	1,291,485
Walsin Technology Corp. (I)	897,721	273,453
Walton Advanced Engineering, Inc. (I)	383,661	148,599
Wan Hai Lines, Ltd.	650,216	304,171
WAN HWA Enterprise Company	3,229	1,591
Waterland Financial Holding Company, Ltd.	2,957,478	967,149
Ways Technical Corp., Ltd.	44,000	73,772
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	6,344
Wei Chuan Food Corp.	275,000	445,243
Wei Mon Industry Company, Ltd. (I)	266,912	91,509
Weikeng Industrial Company, Ltd.	270,900	215,785
Well Shin Technology Company, Ltd.	72,420	156,941
Weltrend Semiconductor, Inc. (I)	92,100	113,940
Win Semiconductors Corp.	420,000	385,060
Winbond Electronics Corp. (I)	4,148,000	1,189,501
Wintek Corp. (I)	1,783,661	597,340
Wisdom Marine Lines Company, Ltd.	37,800	43,191
Wistron Corp.	1,959,981	1,633,021
Wistron NeWeb Corp.	207,925	540,897
WPG Holdings Company, Ltd.	1,078,760	1,285,319
WT Microelectronics Company, Ltd.	242,428	307,197
WUS Printed Circuit Company, Ltd.	375,000	193,205
X-Legend Entertainment Company, Ltd.	3,000	12,708
XAC Automation Corp.	69,000	129,880
Xxentria Technology Materials Corp.	66,000	187,989
Yageo Corp.	1,969,200	943,233
Yang Ming Marine Transport Corp. (I)	1,611,916	693,978
YC INOX Company, Ltd.	433,000	318,548
YeaShin International Development Company, Ltd.	185,726	142,780
Yem Chio Company, Ltd.	258,702	196,613
YFY, Inc.	1,606,614	770,065
Yi Jinn Industrial Company, Ltd. (I)	236,768	62,000
Yieh Phui Enterprise Company, Ltd. (I)	1,444,811	450,007
Young Fast Optoelectronics Company, Ltd.	89,648	99,094
Young Optics, Inc.	41,000	82,954
Youngtek Electronics Corp.	81,361	174,011
Yuanta Financial Holdings Company, Ltd.	7,577,322	3,989,428
Yufo Electronics Company, Ltd.	22,000	14,844
Yulon Motor Company, Ltd.	898,900	1,537,144
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	235,064
Yungshin Construction & Development Company	19,000	45,525
Yungshin Global Holding Corp.	117,000	220,418
Yungtay Engineering Company, Ltd.	208,000	588,386

56

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Taiwan (continued)

Zeng Hsing Industrial Company, Ltd.	42,232	$238,610
Zenitron Corp.	256,000	156,492
Zhen Ding Technology Holding, Ltd.	9,450	23,299
Zig Sheng Industrial Company, Ltd. (I)	499,665	165,767
Zinwell Corp.	236,000	296,828
Zippy Technology Corp.	89,000	132,721
ZongTai Real Estate Development Company, Ltd.	53,550	56,120

Thailand 2.8%		62,945,545

A.J. Plast PCL	93,200	25,425
AAPICO Hitech PCL	34,300	15,770
Advanced Info Service PCL	319,091	2,063,700
Airports of Thailand PCL	207,800	1,194,253
Amata Corp. PCL	541,300	227,305
AP Thailand PCL	971,980	148,962
Asia Green Energy PCL (I)	55,800	4,002
Asia Plus Securities PCL	1,679,600	184,306
Asian Insulators PCL	196,300	82,431
Bangchak Petroleum PCL	735,900	648,494
Bangkok Aviation Fuel Services PCL	46,500	37,770
Bangkok Bank PCL	526,505	2,772,389
Bangkok Chain Hospital PCL	1,369,125	245,498
Bangkok Dusit Medical Services PCL	273,000	1,071,080
Bangkok Expressway PCL	426,700	431,605
Bangkok Insurance PCL	8,050	95,736
Bangkok Life Assurance PCL, NVDR	347,400	687,854
Bangkok Metro PCL (I)	1,793,089	50,014
Bangkokland PCL	11,604,400	540,649
Banpu PCL (L)	821,500	654,682
BEC World PCL	345,200	534,333
Berli Jucker PCL	267,000	388,736
Big C Supercenter PCL	35,900	194,768
Big C Supercenter PCL, NVDR	83,800	455,323
Bumrungrad Hospital PCL	182,500	497,854
Cal-Comp Electronics Thailand PCL	3,027,200	241,248
Central Pattana PCL	647,700	818,931
Central Plaza Hotel PCL (L)	402,100	372,828
CH Karnchang PCL (L)	524,900	263,858
Charoen Pokphand Foods PCL	1,640,233	1,370,003
CP ALL PCL	961,300	1,156,507
CS Loxinfo PCL	63,900	20,370
Delta Electronics Thailand PCL	365,400	607,600
Dhipaya Insurance PCL	28,000	29,824
Diamond Building Products PCL	240,000	46,713
DSG International Thailand PCL	198,000	61,903
Dynasty Ceramic PCL (L)	153,500	238,778
Eastern Water Resources Development & Management PCL	341,100	124,417
Electricity Generating PCL	117,000	460,828
Esso Thailand PCL	2,078,900	382,326
G J Steel PCL (I)	60,820,500	111,854
G Steel PCL (I)	12,662,700	58,219
GFPT PCL	461,400	193,753
Glow Energy PCL	301,200	683,182
GMM Grammy PCL (I)	103,440	54,217
Grand Canal Land PCL (I)	103,100	8,532
Gunkul Engineering PCL	146,800	65,694
Hana Microelectronics PCL	485,000	379,080

57

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Thailand (continued)

Hemaraj Land & Development PCL	3,732,300	$350,064
Home Product Center PCL	1,497,217	417,615
Indorama Ventures PCL (L)	1,137,100	724,956
IRPC PCL (L)	9,392,900	978,877
Italian-Thai Development PCL (I)	2,163,776	232,129
Jasmine International PCL (L)	1,485,000	352,759
Jaymart PCL	102,300	58,950
Kang Yong Electric PCL	2,800	22,572
Kasikornbank PCL	316,400	1,681,990
Kasikornbank PCL, NVDR	301,700	1,580,251
KCE Electronics PCL	163,900	130,618
KGI Securities Thailand PCL	1,053,600	103,987
Khon Kaen Sugar Industry PCL	509,800	204,701
Kiatnakin Bank PCL	337,300	410,963
Krung Thai Bank PCL	4,117,850	2,259,295
Krungthai Card PCL	126,000	124,552
Land and Houses PCL, NVDR	1,507,100	430,398
Land and Houses PCL, NVDR (L)	782,400	224,572
Lanna Resources PCL	277,500	95,264
Loxley PCL	1,037,610	117,675
LPN Development PCL	562,300	260,252
Major Cineplex Group PCL	340,500	192,037
MBK PCL	86,100	373,430
MCOT PCL	179,100	166,062
MCS Steel PCL	59,800	9,531
Minor International PCL	1,031,450	784,060
Modernform Group PCL	64,500	17,200
Nation Multimedia Group PCL	444,000	16,195
Padaeng Industry PCL (I)	127,600	35,787
Polyplex PCL	275,000	72,069
Pranda Jewelry PCL	214,300	44,010
Precious Shipping PCL	615,400	481,002
President Rice Products PCL	30,000	37,701
Property Perfect PCL	196,300	5,295
Pruksa Real Estate PCL (L)	714,000	428,947
PTT Exploration & Production PCL	731,728	3,453,980
PTT Global Chemical PCL	1,004,992	2,310,326
PTT PCL	493,400	4,431,148
Quality House PCL	4,997,033	428,864
Raimon Land PCL (I)	1,761,500	65,331
Ratchaburi Electricity Generating Holding PCL	322,700	479,723
Ratchaburi Electricity Generating Holding PCL, NVDR	11,100	16,518
Regional Container Lines PCL (I)	558,000	110,317
Robinson Department Store PCL	275,400	400,966
Rojana Industrial Park PCL	218,000	47,442
RS PCL	166,300	39,759
Saha-Union PCL	252,100	278,179
Sahaviriya Steel Industries PCL (I)	9,365,780	86,122
Samart Corp. PCL	467,200	231,989
Samart I-Mobile PCL	171,900	16,755
Samart Telcoms PCL (L)	273,500	110,657
Sansiri PCL	3,549,232	219,753
SC Asset Corp. PCL	1,892,250	178,640
Siam Cement PCL, NVDR (L)	110,800	1,463,044
Siam City Cement PCL	55,100	596,178
Siam Commercial Bank PCL	626,231	2,908,015

58

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Thailand (continued)

Siam Future Development PCL	656,550	$112,695
Siamgas & Petrochemicals PCL	473,000	255,166
Sino Thai Engineering & Construction PCL (L)	613,128	304,450
SNC Former PCL	130,300	59,908
Somboon Advance Technology PCL	149,807	75,305
SPCG PCL (I)	158,800	92,481
Sri Trang Agro-Industry PCL (L)	514,800	198,819
Srithai Superware PCL	29,200	16,826
STP & I PCL	423,200	263,324
Supalai PCL	439,800	238,604
Susco PCL	437,400	41,293
SVI PCL	646,728	88,014
Symphony Communication PCL	36,100	17,815
Tata Steel Thailand PCL (I)	6,199,800	133,023
Thai Airways International PCL (L)	1,239,111	493,745
Thai Carbon Black PCL	174,100	128,607
Thai Central Chemical PCL	1,900	1,718
Thai Oil PCL (L)	635,500	1,012,904
Thai Rung Union Car PCL	36,800	7,670
Thai Stanley Electric PCL	18,200	114,918
Thai Tap Water Supply PCL	1,203,300	341,166
Thai Union Frozen Products PCL	348,400	726,167
Thai Vegetable Oil PCL	360,100	247,241
Thai-German Ceramic PCL	93,000	8,780
Thaicom PCL (L)	442,900	556,595
Thanachart Capital PCL	682,800	669,720
The Erawan Group PCL	898,600	99,156
Thoresen Thai Agencies PCL (I)	623,098	357,147
Ticon Industrial Connection PCL	315,037	159,329
Tipco Asphalt PCL	55,500	80,379
TIPCO Foods PCL (I)	125,700	29,667
Tisco Financial Group PCL	189,100	226,051
TMB Bank PCL	12,530,200	952,487
Total Access Communication PCL	377,800	1,179,282
Toyo-Thai Corp PCL	121,200	140,239
TPI Polene PCL	1,098,240	370,288
True Corp. PCL (I)(L)	2,271,300	508,214
Unique Engineering & Construction PCL	103,200	22,933
Univentures PCL	337,700	77,115
Vanachai Group PCL	1,042,400	94,575
Vibhavadi Medical Center PCL	27,360	7,715
Vinythai PCL	100,000	31,877
Workpoint Entertainment PCL (L)	118,600	99,061

Turkey 1.6%		36,700,709

Adana Cimento Sanayii TAS, Class A	99,918	164,966
Akbank TAS (L)	817,715	2,106,543
Akcansa Cimento AS	52,701	255,686
Akenerji Elektrik Uretim AS (I)	207,371	93,584
Akfen Holding AS	36,342	61,315
Aksa Akrilik Kimya Sanayi AS	134,810	493,796
Aksigorta AS	227,702	287,640
Alarko Holding AS	97,048	194,481
Albaraka Turk Katilim Bankasi AS (I)	73,288	49,968
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	24,252	515,138
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	274,734

59

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Turkey (continued)

Anadolu Cam Sanayii AS	183,066	$139,520
Anadolu Efes Biracilik Ve Malt Sanayii AS	105,493	1,111,083
Anadolu Hayat Emeklilik AS	65,302	148,900
Arcelik AS (L)	195,635	1,045,479
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	43,639	157,599
Asya Katilim Bankasi AS (I)(L)	392,301	210,541
Aygaz AS	124,835	446,072
Bagfas Bandirma Gubre Fabrik (I)	5,808	85,787
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)(L)	28,994	26,662
Baticim Bati Anadolu Cimento Sanayii AS (I)	24,319	63,047
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)	60,906	52,809
BIM Birlesik Magazalar AS	60,998	1,129,751
Bizim Toptan Satis Magazalari AS	18,648	176,007
Bolu Cimento Sanayii AS	118,381	126,143
Borusan Mannesmann Boru Sanayi ve Ticaret AS	79,620	198,064
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	48,833
Bursa Cimento Fabrikasi AS	9,487	17,579
Celebi Hava Servisi AS	4,930	34,210
Cimsa Cimento Sanayi VE Tica	57,703	303,532
Coca-Cola Icecek AS	11,214	216,168
Deva Holding AS (I)	64,490	48,345
Dogan Sirketler Grubu Holdings AS (I)(L)	1,172,973	365,788
Dogan Yayin Holding AS (I)	507,580	114,537
Dogus Otomotiv Servis ve Ticaret AS	67,637	201,852
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,435
Eczacibasi Yatirim Holding Ortakligi AS	7,623	17,485
EGE Seramik Sanayi ve Ticaret AS	103,309	120,816
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	262,868
Enka Insaat ve Sanayi AS	216,286	652,020
Eregli Demir ve Celik Fabrikalari TAS	1,025,297	1,120,130
Fenerbahce Futbol ASA (I)	6,193	84,203
Ford Otomotiv Sanayi AS	16,940	149,304
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)	2,170	22,396
Gentas Genel Metal Sanayi ve Ticaret AS	121,631	69,280
Global Yatirim Holding AS	344,289	183,357
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,211
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	128,154
Goodyear Lastikleri Turk AS	4,166	94,922
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	42,275	77,411
GSD Holding AS (I)	245,645	97,492
Gubre Fabrikalari TAS (I)(L)	109,992	171,208
Gunes Sigorta (I)	31,526	25,618
Hurriyet Gazetecilik AS (I)	206,839	52,353
Ihlas Holding AS (I)	918,430	149,419
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	131,521
Is Finansal Kiralama AS (I)	1,413	568
Is Yatirim Menkul Degerler AS	56,114	32,701
Izmir Demir Celik Sanayi AS (I)	135,199	148,288
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	180,542	178,385
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	144,223	331,910
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	677,688	351,804
Karsan Otomotiv Sanayii ve Ticaret AS (I)	25,433	9,860
Kartonsan Karton Sanayi ve Ticaret AS	810	80,264
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	8,650
KOC Holdings AS	354,965	1,308,170
Konya Cimento Sanayi AS	738	79,926

60

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Turkey (continued)

Koza Altin Isletmeleri AS	17,278	$147,883
Koza Anadolu Metal Madencilik Isletmeleri AS (I)(L)	296,290	300,890
Mardin Cimento Sanayii ve Ticaret AS	27,126	53,311
Marshall Boya ve Vernik AS (I)	5,383	80,949
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	40,822
Metro Ticari ve Mali Yatirimlar Holding AS (I)	84,642	24,815
Migros Ticaret AS (I)	24,300	162,080
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	116,176
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	1	7
NET Holding AS	171,264	174,963
Net Turizm Ticaret ve Sanayi AS (I)	231,636	101,593
Netas Telekomunikasyon AS (L)	48,217	109,886
Nuh Cimento Sanayi AS	25,295	106,193
Otokar Otomotiv Ve Savunma Sanayi AS	6,791	157,764
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (I)	82,216	164,250
Parsan Makina Parcalari (I)	28,857	37,279
Petkim Petrokimya Holding AS (I)(L)	481,933	539,377
Pinar Entegre Et ve Un Sanayi AS	28,775	127,619
Pinar SUT Mamulleri Sanayii AS	38,509	314,297
Polyester Sanayi AS (I)	140,873	68,093
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	261,264
Sekerbank TAS (I)	578,736	626,639
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	221,766
Soda Sanayii AS	94,772	125,393
TAT Konserve Sanayii AS (I)	48,085	45,809
TAV Havalimanlari Holding AS	78,086	549,900
Tekfen Holding AS (L)	207,445	433,784
Teknosa Ic ve Dis Ticaret AS (I)	3,370	16,268
Tekstil Bankasi AS (I)	140,973	69,893
Tofas Turk Otomobil Fabrikasi AS	85,375	410,018
Trakya Cam Sanayi AS	338,341	312,852
Tupras Turkiye Petrol Rafinerileri AS	54,165	951,098
Turcas Petrol AS	94,177	95,145
Turk Hava Yollari	404,151	1,199,141
Turk Telekomunikasyon AS (L)	135,923	364,313
Turk Traktor ve Ziraat Makineleri AS	7,187	181,495
Turkcell Iletisim Hizmetleri AS (I)	178,635	927,865
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	587,804
Turkiye Garanti Bankasi AS (L)	1,160,825	3,171,548
Turkiye Halk Bankasi AS	197,484	964,573
Turkiye Is Bankasi, Class C	768,497	1,417,039
Turkiye Sinai Kalkinma Bankasi AS	956,575	746,104
Turkiye Sise ve Cam Fabrikalari AS	594,294	606,154
Turkiye Vakiflar Bankasi Tao, Class D (L)	797,411	1,184,996
Ulker Biskuvi Sanayi AS	73,769	407,333
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	50,204	71,002
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	111,977
Yapi ve Kredi Bankasi AS (L)	428,479	638,911
Zorlu Enerji Elektrik Uretim AS (I)(L)	139,311	59,090

Ukraine 0.0%		431,010

Kernel Holding SA (I)	40,520	431,010

United States 0.0%		87,700

Integrated Memory Logic, Ltd.	38,883	87,700

61

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Preferred Securities 1.5%		$32,299,230

(Cost $46,265,995)

Brazil 1.4%		31,199,839

AES Tiete SA	58,019	430,256
Alpargatas SA	99,322	543,510
Banco ABC Brasil SA	99,255	476,217
Banco Bradesco SA	405,116	4,724,598
Banco Daycoval SA	90,600	317,522
Banco do Estado do Rio Grande do Sul SA, B Shares	245,100	1,192,906
Banco Industrial e Comercial SA	117,473	365,368
Banco Panamericano SA (I)	166,400	271,886
Banco Pine SA	61,628	190,116
Banco Sofisa SA	55,800	70,144
Braskem SA, A Shares (I)	6,300	43,449
Centrais Eletricas Brasileiras SA, B Shares	89,648	347,648
Centrais Eletricas de Santa Catarina SA	3,700	25,220
Cia de Gas de Sao Paulo, A Shares	6,400	137,086
Cia Energetica do Ceara, A Shares	6,758	108,410
Cia Ferro Ligas da Bahia - Ferbasa	74,676	385,390
Cia Paranaense de Energia, B Shares	4,000	43,121
Companhia de Transmissao de Energia Eletrica Paulista	20,118	217,673
Companhia Energetica de Minas Gerais	111,017	636,849
Companhia Energetica de Sao Paulo, B Shares	93,595	898,156
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	72,048	246,858
Eucatex SA Industria e Comercio	24,300	57,042
Forjas Taurus SA	58,514	43,422
Gol Linhas Aereas Inteligentes SA (I)	5,200	24,677
Itau Unibanco Holding SA	414,188	5,532,302
Lojas Americanas SA	221,417	1,367,785
Marcopolo SA	354,000	699,843
Oi SA	224,000	343,832
Parana Banco SA	21,100	96,913
Petroleo Brasileiro SA	357,356	2,076,106
Randon Participacoes SA	147,700	518,480
Saraiva SA Livreiros Editores	16,800	154,171
Suzano Papel e Celulose SA, A Shares	266,053	1,008,530
Telefonica Brasil SA	25,000	459,502
Unipar Participacoes SA	854,010	160,398
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	560,800	2,339,474
Vale SA	373,439	4,644,979

Chile 0.1%		564,806

Coca-Cola Embonor SA, B Shares	720	1,374
Embotelladora Andina SA, B Shares	86,063	337,031
Sociedad Quimica y Minera de Chile SA, B Shares	7,394	226,401

Colombia 0.0%		534,585

Bancolombia SA	42,960	534,585

Warrants 0.0%		$182,545

(Cost $99,514)

Genting BHD (Expiration Date: 12-18-18; Strike Price: MYR 7.96) (I)	159,928	143,991
Genting Plantations BHD (Expiration Date: 6-17-19) (I)(N)	38,680	34,471
Loxley PCL (Expiration Date: 4-21-16; Strike Price THB 7.00) (I)	12,352	96
Symphony Life BHD (Expiration Date: 11-11-20; Strike Price: MYR 1.10) (I)	43,542	3,987

62

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

		Shares	Value

Rights 0.0%			$51,295

(Cost $0)

Coastal Greenland, Ltd. (Expiration Date: 3-7-14; Strike Price: HKD 0.25) (I)		495,000	2,551
Parque Arauco SA (Expiration Date: 3-19-14; Strike Price: CLP 900.00) (I)		43,978	5,594
QL Resources BHD (Expiration Date: 3-5-14; Strike Price MYR 1.80) (I)		47,880	16,221
Thoresen Thai Agencies PCL (Expiration Date: 3-3-14; Strike Price: THB 14.00) (I)		186,929	26,929

	Yield (%)	Shares	Value

Securities Lending Collateral 9.6%			$216,671,026

(Cost $216,625,280)

John Hancock Collateral Investment Trust (W)	0.1432(Y)	21,652,379	216,671,026

Short-Term Investments 1.9%			$43,383,976

(Cost $43,383,976)

Money Market Funds 1.9%			43,383,976

State Street Institutional Liquid Reserves Fund	0.0736(Y)	43,383,976	43,383,976

Total investments (Cost $2,354,779,272)† 109.3%			$2,461,176,594

Other assets and liabilities, net (9.3%)			($209,696,006)

Total net assets 100.0%		$2,251,480,588

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Currency Abbreviations:
CLP	Chilean Peso
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
THB	Thai Baht

ADR American Depositary Receipts

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $2,367,186,865. Net unrealized appreciation aggregated $93,989,729, of which $483,389,441 related to appreciated investment securities and $389,399,712 related to depreciated investment securities.

63

Emerging Markets Fund
Fund’s investments
As of 2-28-14 (Unaudited)

The fund had the following sector composition as a percentage of net assets on 2-28-14:

Financials	24.8%
Information Technology	13.4%
Materials	11.9%
Consumer Discretionary	11.0%
Industrials	10.6%
Energy	8.8%
Consumer Staples	7.3%
Telecommunication Services	4.1%
Utilities	3.6%
Health Care	2.3%
Short-Term Investments & Other	2.2%

Total	100.0%

64

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$603,182,148

(Cost $480,969,392)

Australia 5.4%		32,970,123

Adelaide Brighton, Ltd.	151,493	566,099
Aditya Birla Minerals, Ltd. (I)	40,783	12,384
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	8,732	32,742
AJ Lucas Group, Ltd. (I)	14,936	13,334
Alkane Resources, Ltd. (I)	43,417	15,526
Alliance Resources, Ltd. (I)	40,937	6,938
Alumina, Ltd. (I)	51,078	58,630
Amalgamated Holdings, Ltd.	26,025	194,488
Amcom Telecommunications, Ltd.	94,408	173,220
Ansell, Ltd.	13,132	213,025
Antares Energy, Ltd. (I)	57,837	23,231
AP Eagers, Ltd.	29,021	130,387
APN News & Media, Ltd. (I)	86,854	50,374
APN News & Media, Ltd. (I)	156,338	90,673
Aquarius Platinum, Ltd. (I)	207,318	132,372
Aquila Resources, Ltd. (I)	79,025	187,430
Arafura Resources, Ltd. (I)	26,667	2,137
ARB Corp., Ltd.	17,473	181,567
Aristocrat Leisure, Ltd.	86,400	385,178
Arrium, Ltd.	462,047	638,982
ASG Group, Ltd. (I)	11,121	3,892
Atlas Iron, Ltd.	124,328	113,111
Aurora Oil and Gas, Ltd. (I)	138,898	519,655
Ausdrill, Ltd.	74,956	65,507
Ausenco, Ltd.	38,459	20,115
Austal, Ltd. (I)	88,141	68,193
Austbrokers Holdings, Ltd. (I)	19,936	194,028
Austin Engineering, Ltd. (L)	26,110	53,771
Australian Agricultural Company, Ltd. (I)	114,475	129,356
Australian Infrastructure Fund	105,229	472
Australian Pharmaceutical Industries, Ltd. (I)	118,330	62,884
Automotive Holdings Group	62,432	210,182
Aveo Group	41,840	77,895
AVJennings, Ltd. (I)	46,118	25,136
AWE, Ltd. (I)	173,667	221,413
BC Iron, Ltd.	44,650	198,742
Beach Energy, Ltd.	421,976	619,395
Bega Cheese, Ltd.	16,305	77,948
Bentham IMF, Ltd.	18,822	28,591
Berkeley Resources, Ltd. (I)	4,742	1,429
Billabong International, Ltd. (I)	143,374	74,940
Blackmores, Ltd.	2,018	45,983
Boom Logistics, Ltd. (I)	42,444	6,276
Bradken, Ltd.	62,294	233,255
Breville Group, Ltd.	28,593	248,511
Brickworks, Ltd.	16,854	218,261
BT Investment Management, Ltd.	27,910	157,017
Buru Energy, Ltd. (I)	5,343	6,983
Cabcharge Australia, Ltd.	50,691	196,593
Cape Lambert Iron Ore, Ltd. (I)	117,043	10,461
Cardno, Ltd. (L)	46,393	260,745
Carnarvon Petroleum, Ltd. (I)	75,535	4,309

1

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Australia (continued)

Carsales.com, Ltd.	54,004	512,428
Cash Converters International, Ltd.	104,510	84,525
Cedar Woods Properties, Ltd.	24,477	161,709
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	2,140
Chandler Macleod, Ltd.	6,197	2,269
Coal of Africa, Ltd. (I)	45,649	3,225
Coalspur Mines, Ltd. (I)(L)	27,065	7,535
Cockatoo Coal, Ltd. (I)	202,916	7,657
Codan, Ltd. (L)	15,311	9,662
Coffey International, Ltd. (I)	31,524	6,602
Collins Foods, Ltd.	21,391	35,442
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	36,999
Crowe Horwath Australasia, Ltd.	95,840	23,482
CSG, Ltd. (I)	67,390	60,226
CSR, Ltd.	149,470	414,097
CuDECO, Ltd. (I)(L)	21,846	35,447
Cue Energy Resources, Ltd. (I)	32,865	3,670
Data#3, Ltd.	16,909	11,482
David Jones, Ltd.	180,047	533,254
Decmil Group, Ltd.	56,553	109,840
Discovery Metals, Ltd. (I)	78,992	2,549
Domino's Pizza Enterprises, Ltd.	5,333	97,973
Downer EDI, Ltd.	158,538	698,275
Drillsearch Energy, Ltd. (I)(L)	159,949	229,275
DUET Group	155,043	293,458
DuluxGroup, Ltd.	118,668	569,918
DWS, Ltd.	13,969	17,178
Echo Entertainment Group, Ltd.	293,206	699,493
Elders, Ltd. (I)	40,650	3,994
Elemental Minerals, Ltd. (I)	11,100	2,819
Emeco Holdings, Ltd. (I)	145,230	31,193
Energy Resources of Australia, Ltd. (I)	93,000	121,013
Energy World Corp., Ltd. (I)	274,968	81,168
Envestra, Ltd.	343,384	388,351
ERM Power, Ltd.	23,847	48,114
Ethane Pipeline Income Fund	15,720	17,616
Euroz, Ltd.	8,183	9,593
Evolution Mining, Ltd.	72,052	59,648
Fairfax Media, Ltd.	656,737	555,016
FAR, Ltd. (I)	83,631	4,181
Finbar Group, Ltd.	58,066	88,086
Fleetwood Corp., Ltd. (L)	11,371	26,961
FlexiGroup, Ltd.	70,555	244,764
Flinders Mines, Ltd. (I)	121,835	3,485
Focus Minerals, Ltd. (I)	509,833	6,386
Forge Group, Ltd.	32,433	26,482
G8 Education, Ltd.	31,404	116,739
Galaxy Resources, Ltd. (I)	16,452	984
Gindalbie Metals, Ltd. (I)(L)	66,233	5,629
Global Construction Services, Ltd.	1,732	712
Goodman Fielder, Ltd.	601,503	335,769
GrainCorp, Ltd.	33,917	243,203
Grange Resources Corp., Ltd.	51,070	13,225
Greenland Minerals & Energy, Ltd. (I)(L)	39,312	7,197
Gryphon Minerals, Ltd. (I)	26,258	4,072

2

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Australia (continued)

GUD Holdings, Ltd.	31,285	161,303
Gujarat NRE Coking Coal, Ltd. (I)	21,875	1,562
Gunns, Ltd. (I)	100,882	0
GWA International, Ltd.	78,672	204,410
Hills Industries, Ltd.	66,646	117,295
Horizon Oil, Ltd. (I)	443,056	132,803
Icon Energy, Ltd. (I)	23,206	3,524
iiNET, Ltd.	43,765	306,442
Imdex, Ltd.	37,597	19,722
Independence Group NL	86,185	317,747
Indophil Resources NL (I)	104,144	14,838
Infigen Energy (I)	229,890	41,120
Infomedia, Ltd.	45,314	30,190
International Ferro Metals, Ltd. (I)	9,556	2,086
Intrepid Mines, Ltd. (I)	48,378	11,222
Invocare, Ltd.	29,942	299,882
IOOF Holdings, Ltd.	66,987	539,630
Iress, Ltd.	48,365	400,825
Iron Ore Holdings, Ltd. (I)	4,139	3,584
JB Hi-Fi, Ltd. (L)	32,465	532,065
Kagara, Ltd. (I)	47,616	5,099
Karoon Gas Australia, Ltd. (I)	22,778	63,749
Kingsgate Consolidated, Ltd. (I)	22,541	24,292
Kingsrose Mining, Ltd. (I)	24,331	7,481
Linc Energy, Ltd. (I)(L)	105,799	102,657
Liquefied Natural Gas, Ltd. (I)	16,074	4,574
Lycopodium, Ltd.	1,265	4,189
M2 Group, Ltd. (L)	40,553	226,680
MACA, Ltd.	40,098	93,774
Macmahon Holdings, Ltd. (I)	196,782	21,172
Macquarie Atlas Roads Group	47,416	133,645
Magellan Financial Group, Ltd.	2,152	25,198
Matrix Composites & Engineering, Ltd. (I)	1,943	2,119
Maverick Drilling & Exploration, Ltd. (I)	70,105	23,261
MaxiTRANS Industries, Ltd.	51,752	55,467
Mayne Pharma Group, Ltd. (I)	182,209	150,487
McMillan Shakespeare, Ltd.	2,814	27,143
McPherson's, Ltd.	20,700	22,927
Medusa Mining, Ltd. (I)	28,581	54,859
Melbourne IT, Ltd.	34,562	44,045
MEO Australia, Ltd. (I)	24,107	902
Mermaid Marine Australia, Ltd. (I)	43,073	93,412
Mermaid Marine Australia, Ltd.	75,435	163,595
Mesoblast, Ltd. (I)	15,434	78,760
Metals X, Ltd. (I)	128,000	25,656
Metminco, Ltd. (I)	88,614	2,537
Mincor Resources NL	36,432	17,384
Mineral Deposits, Ltd. (I)	34,649	73,351
Mineral Resources, Ltd.	44,132	475,376
Molopo Energy, Ltd. (I)	28,437	4,579
Monadelphous Group, Ltd. (L)	28,194	440,929
Mortgage Choice, Ltd.	27,364	76,458
Mount Gibson Iron, Ltd.	215,287	164,760
Myer Holdings, Ltd. (L)	206,736	485,078
Mystate, Ltd.	28,572	120,122
Navitas, Ltd.	53,884	349,697

3

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Australia (continued)

Neon Energy, Ltd. (I)(L)	217,572	5,655
Newsat, Ltd. (I)(L)	230,084	91,380
Nexus Energy, Ltd. (I)	299,265	15,756
NIB Holdings, Ltd.	134,940	313,726
Nick Scali, Ltd.	8,819	23,484
Noble Mineral Resources, Ltd. (I)	41,564	334
Northern Star Resources, Ltd.	108,555	110,717
NRW Holdings, Ltd.	104,637	116,907
Nufarm, Ltd.	54,937	191,685
Oakton, Ltd.	9,591	13,110
OceanaGold Corp. (I)	32,452	77,664
Orocobre, Ltd. (I)	3,886	8,633
OrotonGroup, Ltd.	8,865	30,640
OZ Minerals, Ltd.	99,498	334,216
Pacific Brands, Ltd.	302,056	151,464
Paladin Resources, Ltd. (I)	249,396	115,834
Pan Pacific Petroleum NL (I)	67,247	6,311
PanAust, Ltd.	137,928	217,575
Panoramic Resources, Ltd.	33,708	11,186
Patties Foods, Ltd.	13,226	15,941
Peet, Ltd. (I)	117,084	144,949
Perpetual, Ltd.	12,155	562,947
Perseus Mining, Ltd. (I)	71,987	27,266
Pharmaxis, Ltd. (I)	39,176	3,831
Phosphagenics, Ltd. (I)	73,179	7,202
Platinum Australia, Ltd. (I)	36,499	2,182
PMP, Ltd. (I)	35,022	12,976
Premier Investments, Ltd.	27,353	199,061
Prima Biomed, Ltd. (I)	37,664	1,589
Primary Health Care, Ltd.	131,151	567,322
Prime Media Group, Ltd.	57,499	47,216
Programmed Maintenance Services, Ltd.	39,697	106,145
Qube Holdings, Ltd.	7,886	15,031
Ramelius Resources, Ltd. (I)	58,054	7,450
RCR Tomlinson, Ltd.	41,458	122,612
Reckon, Ltd.	35,555	67,775
Red Fork Energy, Ltd. (I)	87,713	13,717
Redflex Holdings, Ltd.	5,472	5,263
Regis Resources, Ltd.	115,412	233,333
Resolute Mining, Ltd. (I)	109,518	58,630
Resource Generation, Ltd. (I)	9,069	1,419
Retail Food Group, Ltd.	41,861	168,718
Rex Minerals, Ltd. (I)	25,561	10,505
Ridley Corp., Ltd. (I)	92,109	68,616
Roc Oil Company, Ltd. (I)	294,813	125,019
Ruralco Holdings, Ltd.	5,507	15,071
SAI Global, Ltd.	65,755	236,927
Salmat, Ltd.	15,825	29,425
Samson Oil & Gas, Ltd. (I)	96,490	2,063
Sandfire Resources NL (I)	33,447	179,270
Saracen Mineral Holdings, Ltd. (I)	98,456	26,494
Saracen Mineral Holdings, Ltd. (I)	32,678	8,794
Sedgman, Ltd.	15,038	7,119
Select Harvests, Ltd.	16,217	99,512
Senex Energy, Ltd. (I)	283,286	196,898
Servcorp, Ltd.	10,693	41,905

4

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Australia (continued)

Service Stream, Ltd.	18,617	4,161
Seven Group Holdings, Ltd. (I)	40,032	293,141
Seven West Media, Ltd.	239,573	473,979
Sigma Pharmaceuticals, Ltd.	366,039	208,006
Silex Systems, Ltd. (I)	30,817	56,884
Silver Chef, Ltd.	815	4,104
Silver Lake Resources, Ltd. (I)	42,292	21,644
Sirtex Medical, Ltd.	9,238	123,705
Skilled Group, Ltd.	70,249	194,575
Slater & Gordon, Ltd.	48,644	211,997
SMS Management & Technology, Ltd.	29,758	105,846
Southern Cross Electrical Engineering, Ltd.	1,200	942
Southern Cross Media Group, Ltd.	168,139	212,135
Spark Infrastructure Group	350,055	534,812
Specialty Fashion Group, Ltd.	51,331	41,274
St. Barbara, Ltd. (I)	94,501	29,164
Strike Energy, Ltd. (I)	35,002	3,757
STW Communications Group, Ltd.	119,812	159,567
Sundance Energy Australia, Ltd. (I)	41,853	36,324
Sundance Resources, Ltd. (I)	390,505	34,264
Sunland Group, Ltd.	38,548	55,052
Super Cheap Auto Group, Ltd.	39,754	393,023
Swick Mining Services, Ltd.	30,800	7,024
Tabcorp Holdings, Ltd.	67,514	214,107
Tap Oil, Ltd. (I)	77,522	30,117
Tassal Group, Ltd.	38,102	124,160
Technology One, Ltd.	71,665	151,480
Ten Network Holdings, Ltd. (I)(L)	662,148	204,687
TFS Corp., Ltd.	25,702	33,338
The Reject Shop, Ltd. (L)	10,731	98,136
Thorn Group, Ltd.	15,982	29,728
Tiger Resources, Ltd. (I)	191,203	66,015
Tox Free Solutions, Ltd.	51,646	153,826
Transfield Services, Ltd.	79,262	62,672
Transpacific Industries Group, Ltd. (I)	410,130	431,103
Treasury Group, Ltd.	6,211	50,761
Troy Resources NL (I)	18,876	19,335
UGL, Ltd.	59,365	342,240
Unity Mining, Ltd. (I)	20,172	556
UXC, Ltd.	90,235	75,019
Village Roadshow, Ltd. (I)	26,040	172,743
Virgin Australia Holdings, Ltd. (I)	487,220	152,447
Virgin Australia Holdings, Ltd. (U.S. Exchange) (I)	252,517	1,127
Vision Eye Institute, Ltd. (I)	55,907	29,056
Vocus Communications, Ltd.	24,204	82,917
Watpac, Ltd. (I)	13,238	11,447
WDS, Ltd.	18,432	18,830
Webjet, Ltd.	5,758	15,649
Western Areas NL	71,356	209,259
Western Desert Resources, Ltd. (I)	102,010	55,045
White Energy Company, Ltd. (I)(L)	29,677	4,381
Whitehaven Coal, Ltd. (I)(L)	208,282	351,986
Wide Bay Australia, Ltd.	4,752	24,208
Windimurra Vanadium, Ltd. (I)	3,366	0
Wotif.com Holdings, Ltd.	37,845	86,258

5

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Austria 1.0%		6,226,840

A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	108,857
AMS AG	1,846	235,559
Austria Technologie & Systemtechnik AG	1,610	19,926
CA Immobilien Anlagen AG (I)	1,728	32,319
CAT Oil AG	4,813	117,562
Conwert Immobilien Invest SE (I)	7,787	106,278
DO & CO AG	2,686	151,080
EVN AG	8,462	130,557
Flughafen Wien AG	3,749	339,464
Kapsch Trafficcom AG	1,796	100,267
Lenzing AG	3,487	218,075
Mayr-Melnhof Karton AG	3,092	396,107
Oesterreichische Post AG	11,569	577,733
Palfinger AG	5,059	203,309
POLYTEC Holding AG	5,464	60,346
RHI AG	9,842	326,036
Rosenbauer International AG	1,492	140,770
S IMMO AG (I)	24,153	186,927
Schoeller-Bleckmann Oilfield Equipment AG	3,744	431,766
Semperit AG Holding	3,087	169,019
Strabag SE	1,920	52,329
Telekom Austria AG	79,542	773,323
UNIQA Versicherungen AG	10,041	131,457
Wienerberger AG	48,890	921,013
Zumtobel AG	11,734	296,761

Bahamas 0.0%		101,408

United International Enterprises	510	101,408

Belgium 1.2%		7,354,040

Ablynx NV (I)	10,297	137,880
Ackermans & Van Haaren NV	9,050	1,059,957
AGFA Gevaert NV, ADR - Strip VVPR (I)	5,388	7
AGFA-Gevaert NV (I)	89,593	259,060
Arseus NV	8,934	421,403
Atenor Group	171	8,620
Banque Nationale de Belgique	65	287,126
Barco NV (L)	4,894	387,046
Compagnie d'Entreprises CFE	3,589	332,581
Compagnie Immobiliere de Belgique SA	592	31,467
Compagnie Maritime Belge SA	5,192	156,669
D'ieteren SA	7,873	354,988
Deceuninck Plastics NV (I)	14,114	46,594
Econocom Group (L)	21,104	252,096
Elia System Operator SA	10,160	488,474
Elia System Operator SA - Strip VVPR (I)	576	1
Euronav NV (I)	3,699	53,765
EVS Broadcast Equipment SA	5,232	324,535
Exmar NV	11,216	192,998
Galapagos NV (I)	6,319	143,184
Gimv NV	640	32,285
Ion Beam Applications SA (I)	6,698	71,953
Kinepolis Group NV	1,437	265,836
Lotus Bakeries SA	50	56,574
MDxHealth (I)	4,665	23,052

6

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Belgium (continued)

Melexis NV	6,229	238,515
Mobistar SA	1,644	27,129
NV Bekaert SA	15,640	607,186
Nyrstar	24,075	97,414
Nyrstar - Strip VVPR (I)	7,875	11
Picanol (I)	592	22,871
Recticel SA	6,564	61,171
Resilux	18	2,706
RHJ International (I)	23,382	125,671
Roularta Media Group NV (I)	668	10,674
Sapec SA (I)	305	21,050
Sioen Industries NV	234	3,056
Sipef SA	1,363	112,814
Tessenderlo Chemie NV	6,449	181,393
ThromboGenics NV (I)(L)	6,765	200,284
Van de Velde NV	2,675	136,347
Viohalco SA (I)	18,237	117,597

Bermuda 0.4%		2,514,219

Archer, Ltd. (I)	19,203	22,339
Catlin Group, Ltd.	99,663	885,247
Frontline, Ltd. (I)	17,655	77,438
Golden Ocean Group, Ltd. (L)	91,751	200,788
Hiscox, Ltd.	111,665	1,219,988
Hoegh LNG Holdings, Ltd. (I)	9,702	79,561
Northern Offshore, Ltd.	18,330	28,858

Cambodia 0.0%		24,006

NagaCorp, Ltd.	24,000	24,006

Canada 8.7%		52,676,927

5N Plus, Inc. (I)(L)	17,289	61,206
Absolute Software Corp.	10,803	68,879
Acadian Timber Corp.	4,303	53,511
Advantage Oil & Gas, Ltd. (I)	74,864	307,623
Aecon Group, Inc.	25,228	367,040
AG Growth International, Inc.	5,100	216,334
AGF Management, Ltd., Class B	28,799	298,315
Ainsworth Lumber Company, Ltd. (I)	44,103	167,283
Air Canada, Class A (I)	4,200	22,568
Akita Drilling, Ltd.	300	4,099
Alamos Gold, Inc.	43,258	414,492
Alaris Royalty Corp.	7,200	194,159
Alexco Resource Corp. (I)	6,700	12,586
Algoma Central Corp.	1,600	22,267
Algonquin Power & Utilities Corp.	56,353	363,880
Alliance Grain Traders, Inc.	6,414	111,447
Alterra Power Corp. (I)	16,806	4,553
Altius Minerals Corp. (I)	2,400	31,276
Altus Group, Ltd.	9,455	156,601
Alvopetro Energy, Ltd. (I)(L)	37,966	36,687
Amica Mature Lifestyles, Inc.	10,700	74,986
Andrew Peller, Ltd.	1,275	15,614
Arsenal Energy, Inc.	3,793	18,566
Artek Exploration, Ltd. (I)	6,334	21,165
Asanko Gold, Inc. (I)	3,731	8,087

7

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

ATS Automation Tooling Systems, Inc. (I)	31,991	433,943
Augusta Resource Corp. (I)	13,400	41,871
AuRico Gold, Inc.	31,814	156,872
AutoCanada, Inc.	2,300	91,456
Avalon Rare Metals, Inc. (I)	8,025	5,436
Avigilon Corp. (I)	5,100	136,470
Axia NetMedia Corp. (I)	13,800	32,652
B2Gold Corp. (I)	214,153	618,883
Badger Daylighting, Ltd.	15,960	495,822
Ballard Power Systems, Inc. (I)(L)	9,800	36,198
Bankers Petroleum, Ltd. (I)	105,586	469,144
Bellatrix Exploration, Ltd. (I)	52,156	398,012
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	34,888	318,539
Bird Construction, Inc. (L)	16,379	199,394
Black Diamond Group, Ltd.	12,917	352,526
BlackPearl Resources, Inc. (I)	66,208	157,852
BMTC Group, Inc., Class A (I)	3,096	40,877
Bonterra Energy Corp.	8,178	402,807
Boralex, Inc. (I)	9,400	111,971
Brigus Gold Corp. (I)	11,925	13,677
Brookfield Residential Properties, Inc. (I)	2,187	48,661
Calfrac Well Services, Ltd.	12,402	401,976
Calian Technologies, Ltd.	4,058	71,830
Calvalley Petroleums, Inc. (I)	6,543	9,513
Canaccord Financial, Inc.	39,837	291,411
Canacol Energy, Ltd. (I)	44,693	285,360
Canada Bread Company, Ltd.	2,640	172,972
Canadian Energy Services & Technology Corp. (L)	18,884	450,228
Canadian Western Bank	21,399	706,150
Canam Group, Inc.	15,936	211,271
CanElson Drilling, Inc.	31,500	199,986
Canexus Corp.	25,351	140,801
Canfor Corp. (I)	13,695	363,246
Canfor Pulp Products, Inc.	13,360	155,643
CanWel Building Materials Group, Ltd.	23,300	59,129
Canyon Services Group, Inc.	24,600	268,816
Capital Power Corp.	25,662	531,178
Capstone Infrastructure Corp.	26,962	93,501
Capstone Mining Corp. (I)	119,800	311,590
Carpathian Gold, Inc. (I)	20,000	1,084
Cascades, Inc.	31,418	205,708
Cathedral Energy Services, Ltd.	11,360	48,218
CCL Industries, Inc.	8,078	662,479
Celestica, Inc. (I)	63,402	620,679
Centerra Gold, Inc.	24,076	107,845
Cequence Energy, Ltd. (I)	64,292	126,575
Cervus Equipment Corp.	2,192	47,649
China Gold International Resources Corp., Ltd. (I)	71,100	234,367
Chinook Energy, Inc. (I)	4,791	5,755
Churchill Corp.	7,100	57,644
Cineplex, Inc.	14,939	553,146
Claude Resources, Inc. (I)	21,200	3,638
Clearwater Seafoods, Inc.	1,400	10,519
Cogeco Cable, Inc.	3,652	178,593
Cogeco, Inc.	1,100	50,783

8

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

Colabor Group, Inc.	3,600	15,280
COM DEV International, Ltd. (I)	35,729	127,776
Computer Modelling Group, Ltd.	4,800	130,219
Connacher Oil and Gas, Ltd. (I)	57,057	10,563
Contrans Group, Inc., Class A	8,562	99,128
Copper Mountain Mining Corp. (I)	16,975	33,726
Corby Spirit and Wine, Ltd.	3,522	62,469
Corridor Resources, Inc. (I)(L)	11,000	20,365
Corus Entertainment, Inc. (L)	29,790	674,196
Cott Corp.	8,000	65,120
Cott Corp. (U.S. Exchange)	32,331	262,782
Crew Energy, Inc. (I)	46,873	337,377
Crocotta Energy, Inc. (I)	24,000	68,491
Davis & Henderson Corp.	20,667	574,488
DeeThree Exploration, Ltd. (I)	29,200	237,070
Delphi Energy Corp. (I)	72,367	169,922
Denison Mines Corp. (I)	184,719	303,611
DHX Media, Ltd.	24,090	103,774
DirectCash Payments, Inc.	3,724	54,113
Dominion Diamond Corp. (I)	28,019	399,802
Dominion Diamond Corp. (New York Stock Exchange) (I)	2,500	35,600
Dorel Industries, Inc., Class B	10,074	338,438
DragonWave, Inc. (I)	2,598	3,590
DragonWave, Inc. (New York Stock Exchange) (I)(L)	4,900	6,811
Duluth Metals, Ltd. (I)	17,000	12,129
Dundee Precious Metals, Inc. (I)	19,524	95,919
E-L Financial Corp., Ltd.	74	45,344
Eastern Platinum, Ltd. (I)	112,023	9,105
easyhome, Ltd.	700	11,063
Eco Oro Minerals Corp. (I)	4,600	1,911
EcoSynthetix, Inc. (I)(L)	3,185	7,076
Enbridge Income Fund Holdings, Inc. (L)	16,746	386,400
Endeavour Silver Corp. (I)	6,200	31,859
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	7,210
Enerflex, Ltd.	12,443	177,436
Energy Fuels, Inc. (I)	1,369	14,712
Enghouse Systems, Ltd.	3,500	110,029
Ensign Energy Services, Inc.	19,322	309,033
Entree Gold, Inc. (I)	7,500	2,946
Epsilon Energy, Ltd. (I)	12,800	42,540
Equitable Group, Inc.	1,700	79,834
Essential Energy Services, Ltd.	57,270	137,059
Evertz Technologies, Ltd.	7,228	111,034
Excellon Resources, Inc. (I)	4,320	6,125
Exchange Income Corp. (L)	1,066	20,785
Exco Technologies, Ltd.	9,290	75,172
Exeter Resource Corp. (I)	7,379	5,131
EXFO, Inc. (I)(L)	1,300	5,798
EXFO, Inc. (U.S. Exchange) (I)	7,212	31,784
Extendicare, Inc. (L)	36,200	234,076
Firm Capital Mortgage Investment Corp.	1,400	14,932
First Majestic Silver Corp. (I)	18,800	207,134
First National Financial Corp.	600	14,034
FirstService Corp.	5,680	259,711
FirstService Corp.	1,000	45,660
Forsys Metals Corp. (I)	15,300	7,185

9

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

Fortress Paper, Ltd. (I)(L)	2,404	7,078
Fortuna Silver Mines, Inc. (I)	55,059	237,182
Fortune Minerals, Ltd. (I)	3,334	1,174
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	48,585
Gasfrac Energy Services, Inc. (I)(L)	18,100	29,586
Genesis Land Development Corp. (I)	100	304
Glacier Media, Inc.	8,800	10,411
Glentel, Inc.	5,800	66,103
Gluskin Sheff & Associates, Inc.	7,452	204,790
GLV, Inc., Class A (I)	1,851	6,369
GMP Capital, Inc.	19,948	144,120
Gran Tierra Energy, Inc. (I)	95,342	679,354
Great Canadian Gaming Corp. (I)	21,929	271,909
Great Panther Silver, Ltd. (I)	18,350	21,709
Great Panther Silver, Ltd. (New York Stock Exchange) (I)	1,300	1,573
Guardian Capital Group, Ltd.	200	2,819
Guyana Goldfields, Inc. (I)(L)	15,200	39,671
Hanfeng Evergreen, Inc. (I)	3,700	2,372
Heroux-Devtek, Inc. (I)	13,976	143,382
High Liner Foods, Inc.	900	37,551
HNZ Group, Inc.	700	13,573
Home Capital Group, Inc.	5,312	414,867
Horizon North Logistics, Inc.	39,033	282,005
HudBay Minerals, Inc.	57,990	478,668
IMAX Corp. (I)	5,565	148,712
IMAX Corp. (U.S. Exchange) (I)(L)	10,578	282,962
Imperial Metals Corp. (I)	14,800	238,580
Imris, Inc. (I)	3,000	7,640
Innergex Renewable Energy, Inc.	33,777	303,209
International Forest Products, Ltd. (I)	23,555	381,415
International Tower Hill Mines, Ltd. (I)	4,097	2,738
Intertape Polymer Group, Inc.	14,114	163,280
Ivanhoe Energy, Inc. (I)	10,800	6,145
Jaguar Mining, Inc. (I)	2,112	76
Just Energy Group, Inc. (L)	67,612	518,401
K-Bro Linen, Inc.	1,839	65,369
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	25,238
Kelt Exploration, Ltd. (I)	5,196	55,465
Killam Properties, Inc. (L)	20,699	193,662
Kingsway Financial Services, Inc. (I)	2,175	8,466
Kirkland Lake Gold, Inc. (I)(L)	33,309	121,528
Lake Shore Gold Corp. (I)	49,733	40,872
Laramide Resources, Ltd. (I)	11,400	8,339
Laurentian Bank of Canada	10,778	451,054
Le Chateau, Inc. (I)	2,400	6,307
Legacy Oil & Gas, Inc. (I)	58,052	327,666
Leisureworld Senior Care Corp. (L)	12,633	141,812
Leon's Furniture, Ltd.	7,809	106,913
Lightstream Resources, Ltd.	75,972	428,127
Linamar Corp.	17,537	762,265
Liquor Stores N.A., Ltd.	9,895	108,306
Long Run Exploration, Ltd. (I)	44,529	203,483
Lucara Diamond Corp. (I)	122,592	187,104
MacDonald Dettwiler & Associates, Ltd.	5,148	377,557

10

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

Mainstreet Equity Corp. (I)	1,600	54,041
Major Drilling Group International, Inc.	18,711	149,715
Mandalay Resources Corp.	14,000	11,885
Manitoba Telecom Services, Inc.	7,500	206,109
Maple Leaf Foods, Inc.	35,629	522,868
Martinrea International, Inc.	31,118	269,223
Maxim Power Corp. (I)(L)	6,300	16,101
MBAC Fertilizer Corp. (I)(L)	2,900	2,855
McCoy Corp.	1,100	5,692
Mediagrif Interactive Technologies, Inc.	600	10,566
Medical Facilities Corp.	11,141	191,368
Mega Brands, Inc. (I)	7,351	117,637
Mega Uranium, Ltd. (I)	26,600	5,765
Melcor Developments, Ltd.	4,900	90,893
Mercator Minerals, Ltd. (I)	13,175	1,249
Migao Corp. (I)	3,400	3,930
Minera Andes Acquisition Corp. (I)	10,147	29,690
Mitel Networks Corp. (I)	9,122	86,500
Morneau Shepell, Inc.	15,055	206,933
MTY Food Group, Inc.	358	10,317
Mullen Group, Ltd. (L)	30,066	744,794
Nautilus Minerals, Inc. (I)	20,040	4,525
Nevada Copper Corp. (I)	6,158	8,119
Nevsun Resources, Ltd.	99,555	385,705
New Flyer Industries, Inc. (L)	15,187	155,806
New Millennium Iron Corp. (I)	2,000	957
Newalta, Inc.	18,782	322,447
Niko Resources, Ltd. (I)(L)	29,700	71,615
Norbord, Inc. (L)	9,523	264,972
Nordion, Inc. (I)	24,267	241,508
North American Energy Partners, Inc. (I)	1,632	10,612
North American Palladium, Ltd. (I)(L)	25,300	9,791
North American Palladium, Ltd. (Toronto Exchange) (I)	55,400	21,013
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	6,948
Novagold Resources, Inc. (I)	19,400	71,657
NuVista Energy, Ltd. (I)	43,102	361,616
Orvana Minerals Corp. (I)	9,998	6,501
Osisko Mining Corp. (I)	3,116	19,839
Paladin Labs, Inc. (I)	4,223	541,786
Pan American Silver Corp. (L)	58,699	828,031
Parex Resources, Inc. (I)	42,755	335,924
Parkland Fuel Corp. (L)	23,300	413,689
Pason Systems, Inc.	22,154	571,806
Perpetual Energy, Inc. (I)	24,732	30,600
Petaquilla Minerals, Ltd. (I)	10,038	2,720
Petrobank Energy & Resources, Ltd. (I)	20,469	7,117
PHX Energy Services Corp.	6,831	86,243
Pilot Gold, Inc. (I)	4,070	5,624
Platino Energy Corp. (I)	2,800	1,517
Platinum Group Metals, Ltd. (I)	11,200	12,846
Points International, Ltd. (I)(L)	3,410	100,794
Polymet Mining Corp. (I)(L)	20,250	22,860
Precision Drilling Corp.	33,948	373,725
Premium Brands Holdings Corp.	7,221	158,597
Primero Mining Corp. (I)(L)	26,357	170,905
Pulse Seismic, Inc.	28,891	90,276

11

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

Pure Technologies, Ltd. (I)	6,300	45,232
QLT, Inc. (I)	8,200	48,802
Questerre Energy Corp. (I)	26,400	30,517
RB Energy, Inc. (I)	50,909	41,378
Reitmans Canada, Ltd.	1,503	7,764
Reitmans Canada, Ltd., Class A	22,570	117,406
Richelieu Hardware, Ltd.	2,800	118,721
Richmont Mines, Inc. (I)	3,200	5,346
Ritchie Brothers Auctioneers, Inc. (L)	23,925	556,496
RMP Energy, Inc. (I)	46,017	276,360
Rock Energy, Inc. (I)	5,673	21,364
Rocky Mountain Dealerships, Inc.	6,328	74,235
Rogers Sugar, Inc. (L)	33,151	136,819
RONA, Inc.	50,950	533,749
Rubicon Minerals Corp. (I)	21,100	28,583
Russel Metals, Inc. (L)	22,157	601,499
Sabina Gold & Silver Corp. (I)	8,968	7,451
San Gold Corp. (I)	20,836	4,704
Sandstorm Gold, Ltd. (I)(L)	11,100	58,542
Sandvine Corp. (I)	72,744	212,195
Santonia Energy, Inc. (I)(L)	33,400	40,721
Savanna Energy Services Corp. (L)	34,333	251,459
Scorpio Mining Corp. (I)	24,416	8,159
Sears Canada, Inc.	10,168	140,771
Secure Energy Services, Inc.	9,534	151,969
SEMAFO, Inc.	47,507	190,920
Shawcor, Ltd.	5,601	231,314
Sherritt International Corp.	118,842	328,417
Shore Gold, Inc. (I)	400	72
Sierra Wireless, Inc. (I)	11,249	231,014
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	59,334
Silver Standard Resources, Inc. (I)	16,053	165,416
Southern Pacific Resource Corp. (I)	72,856	12,172
SouthGobi Energy Resources, Ltd. (I)	4,080	2,948
Sprott Resource Corp. (L)	45,670	99,812
Sprott, Inc.	28,851	90,933
Spyglass Resources Corp. (L)	22,338	41,154
St Andrew Goldfields, Ltd. (I)	15,500	4,689
Stantec, Inc.	375	22,999
Stantec, Inc. (Toronto Exchange)	8,568	525,006
Stella-Jones, Inc.	3,600	86,156
Stornoway Diamond Corp. (I)	2,566	2,155
Strad Energy Services, Ltd.	8,902	31,273
Student Transportation of America, Ltd. (L)	21,903	135,892
SunOpta, Inc. (I)	22,862	220,506
SunOpta, Inc. (U.S. Exchange) (I)	2,100	20,391
Superior Plus Corp.	42,100	467,271
Surge Energy, Inc. (L)	34,169	182,062
Tag Oil, Ltd. (I)(L)	20,222	54,239
Taseko Mines, Ltd. (I)	5,290	10,792
Taseko Mines, Ltd. (Toronto Exchange) (I)	46,766	95,872
Tembec, Inc. (I)	40,748	101,566
Teranga Gold Corp. (I)	17,598	17,959
Teranga Gold Corp., ADR (I)	3,505	3,519
The Cash Store Financial Services, Inc. (I)	1,710	556
The Descartes Systems Group, Inc. (I)	10,532	150,281

12

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Canada (continued)

The North West Company, Inc.	16,137	366,518
Theratechnologies, Inc. (I)	6,398	2,456
Timmins Gold Corp. (I)(L)	66,972	96,772
TORC Oil & Gas, Ltd.	1,180	11,307
Toromont Industries, Ltd.	14,201	334,088
Torstar Corp., Class B	32,264	148,019
Total Energy Services, Inc.	10,539	204,632
Transcontinental, Inc., Class A	24,316	327,419
TransForce, Inc.	25,266	532,108
TransGlobe Energy Corp. (I)	30,627	227,358
Transition Therapeutics, Inc. (I)	3,200	23,119
Trican Well Service, Ltd.	54,044	682,810
Trinidad Drilling, Ltd.	45,242	453,115
Twin Butte Energy, Ltd. (L)	106,941	224,061
UEX Corp. (I)	14,600	8,043
Uni-Select, Inc.	6,540	172,404
Valener, Inc.	13,353	189,810
Vecima Networks, Inc. (I)	2,921	14,561
Veresen, Inc.	5,812	87,865
Vicwest, Inc.	5,763	56,886
Virginia Mines, Inc. (I)	3,063	36,707
Vitran Corp., Inc. (I)	300	1,910
Wajax Corp.	6,347	218,674
Wesdome Gold Mines, Ltd. (I)	11,600	8,276
Western Energy Services Corp.	22,926	192,551
Western Forest Products, Inc.	50,700	115,841
Westport Innovations, Inc. (I)(L)	2,300	37,030
Westshore Terminals Investment Corp.	595	20,279
Whistler Blackcomb Holdings, Inc. (L)	11,451	157,706
Whitecap Resources, Inc.	49,430	536,128
Wi-Lan, Inc. (L)	55,498	171,912
Winpak, Ltd.	9,100	212,933
WSP Global, Inc.	12,378	408,017
Xtreme Drilling and Coil Services Corp. (I)	6,548	24,482
Zargon Oil & Gas, Ltd.	10,661	77,023
Zenith Epigenetics Corp. (I)	5,300	2,058

Cayman Islands 0.0%		15,100

Endeavour Mining Corp. (I)	20,900	15,100

China 0.1%		276,904

Aupu Group Holding Company, Ltd.	108,000	12,533
Bund Center Investment, Ltd.	222,000	34,911
Delong Holdings, Ltd. (I)	45,500	18,656
HanKore Environment Tech Group, Ltd. (I)	84,000	8,159
Sino Grandness Food Industry Group, Ltd. (I)	72,000	42,922
Xinyi Solar Holdings, Ltd. (I)	566,000	159,723

Cyprus 0.0%		254,905

Bank of Cyprus PLC (I)	157,222	0
Deep Sea Supply PLC (I)	19,635	33,446
ProSafe SE	26,162	188,390
Songa Offshore SE (I)	69,208	33,069

Denmark 1.7%		10,488,195

ALK-Abello A/S	1,799	232,673

13

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Denmark (continued)

Alm Brand A/S (I)	33,471	167,077
Ambu A/S	1,495	89,995
Auriga Industries (I)	5,953	190,342
Bang & Olufsen A/S (I)	7,164	80,702
Bavarian Nordic A/S (I)	11,114	206,597
BoConcept Holding A/S (I)	75	1,413
Brodrene Hartmann A/S	800	27,914
D/S Norden A/S	6,864	338,014
DFDS A/S	1,456	120,024
East Asiatic Company, Ltd. AS (I)	2,528	41,118
Fluegger A/S	225	14,398
Genmab A/S (I)	10,447	473,172
GN Store Nord A/S	43,544	1,073,657
Gronlandsbanken AB	20	2,522
Harboes Bryggeri A/S	441	7,956
IC Companys A/S	3,014	89,687
Jeudan A/S	492	56,361
Jyske Bank AS (I)	19,610	1,178,242
NKT Holding A/S	8,097	546,060
Nordjyske Bank A/S	1,190	23,964
Parken Sport & Entertainment A/S (I)	864	12,713
PER Aarsleff A/S	827	139,572
Ringkjoebing Landbobank AS	1,164	258,349
Rockwool International A/S, B Shares	2,189	446,336
Royal Unibrew AS	3,238	487,876
Schouw & Company A/S	4,906	224,915
SimCorp A/S (I)	11,721	460,292
Solar Holdings A/S	2,890	192,452
Spar Nord Bank A/S (I)	31,135	331,041
Sydbank A/S (I)	22,090	595,198
TK Development A/S (I)	8,834	12,588
Topdanmark A/S (I)	11,480	319,383
Vestas Wind Systems A/S (I)	55,798	2,009,882
Vestjysk Bank A/S (I)	3,265	5,824
Zealand Pharma A/S (I)	2,138	29,886

Faroe Islands 0.0%		127,966

Bakkafrost P/F	8,598	127,966

Finland 2.6%		15,931,270

Afarak Group OYJ (I)	20,289	10,371
Ahlstrom OYJ	2,379	24,304
Aktia Bank OYJ	7,313	92,497
Alma Media OYJ	11,325	46,060
Amer Sports OYJ	42,751	964,625
Apetitt OYJ	930	25,742
Aspo OYJ	4,876	38,001
Atria PLC	2,503	30,586
BasWare OYJ	1,318	67,268
Biotie Therapies OYJ (I)	35,851	14,928
Cargotec Corp. OYJ	13,137	585,427
Caverion Corp. (I)	39,502	423,231
Citycon OYJ	99,549	391,499
Cramo OYJ	3,712	79,289
Digia PLC	2,622	16,025
Elektrobit Corp. (I)	9,773	37,168

14

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Finland (continued)

Elisa OYJ, Class A	54,577	1,526,588
F-Secure OYJ	38,302	115,169
Finnair OYJ	35,466	128,806
Finnlines OYJ (I)	2,378	25,452
Fiskars Corp.	11,949	351,249
HKScan OYJ	5,218	28,861
Huhtamaki OYJ	29,001	835,596
Ilkka-Yhtyma OYJ	2,083	8,193
Kemira OYJ	42,097	651,160
Kesko OYJ, A Shares	1,917	84,687
Kesko OYJ, B Shares	22,023	984,506
Konecranes OYJ	18,010	637,862
Lassila & Tikanoja OYJ (I)	10,137	210,888
Lemminkainen OYJ	993	19,493
Metsa Board OYJ, Series B	88,841	393,300
Neste Oil OYJ (L)	52,692	1,128,051
Okmetic OYJ	2,212	14,217
Olvi OYJ, Series A	5,156	188,892
Oriola-KD OYJ	29,378	91,278
Orion OYJ, Series A	6,771	223,733
Orion OYJ, Series B	21,154	695,702
Outokumpu OYJ (I)(L)	144,436	85,124
Outotec OYJ (L)	57,733	568,031
PKC Group OYJ	7,087	231,641
Ponsse OYJ	1,465	21,030
Poyry OYJ (I)	12,889	73,780
Raisio OYJ	42,168	284,310
Ramirent OYJ	26,482	335,099
Rapala VMC OYJ	617	4,513
Rautaruukki OYJ	20,526	240,200
Sanoma OYJ	14,882	113,725
Sievi Capital PLC (I)	3,082	5,181
Stockmann OYJ ABP, Series A	1,949	33,022
Stockmann OYJ ABP, Series B	7,056	120,484
Talvivaara Mining Company PLC (I)(L)	90,559	7,485
Technopolis PLC	30,810	197,319
Teleste OYJ	1,377	8,627
Tieto OYJ	24,201	614,118
Tikkurila OYJ	13,250	350,041
Uponor OYJ	24,921	439,072
Vacon PLC	3,999	342,444
Vaisala OYJ (I)	3,370	109,268
YIT OYJ	45,085	556,052

France 4.7%		28,478,473

ABC Arbitrage	1,775	11,995
Air France KLM (I)	53,194	730,688
Akka Technologies SA	641	21,647
ALBIOMA	6,438	166,157
Altamir Amboise	3,756	56,990
Alten SA	9,193	489,737
Altran Technologies SA (I)	51,932	562,735
April Group SA	6,582	157,979
Archos SA (I)(L)	432	2,171
Assystem SA (I)	4,749	144,197
Audika Groupe (I)	166	2,277

15

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

France (continued)

Axway Software SA	728	24,792
Beneteau SA (I)	17,083	262,727
Bigben Interactive (I)	107	1,170
BioMerieux SA	4,170	442,713
Boiron SA	2,707	220,923
Bonduelle SCA	5,499	157,579
Bongrain SA	1,532	133,445
Bourbon SA	17,662	518,987
Boursorama (I)	8,786	122,344
Bull SA (I)	24,244	121,569
Burelle SA	123	104,864
Cegedim SA (I)	1,622	62,419
Cegid SA	1,783	79,568
Chargeurs SA (I)	6,364	48,840
Cie des Alpes	1,909	41,080
Ciments Francais SA	2,237	199,088
Club Mediterranee SA (I)	4,985	119,998
Compagnie Plastic Omnium SA	22,998	794,061
Derichebourg SA (I)	30,974	109,140
Devoteam SA	1,307	30,971
Eiffage SA	8,116	580,152
Electricite de Strasbourg SA	142	21,490
Esso SAF	513	28,345
Etablissements Maurel et Prom SA	18,722	295,116
Euler Hermes SA	680	85,286
Euro Disney SCA (I)	3,416	20,015
Exel Industries SA	185	16,469
Faiveley Transport	1,900	157,054
Faurecia (I)	17,647	782,730
Fimalac	2,383	172,952
Fleury Michon SA	344	28,083
GameLoft SA (I)	22,556	247,753
Gaumont SA	489	27,976
GEA	126	16,576
GL Events SA	3,290	82,949
Groupe Crit	526	30,491
Groupe Eurotunnel SA	31,669	380,230
Groupe Gorge	478	14,894
Groupe Steria SA	9,321	194,900
Guerbet SA	1,644	71,691
Haulotte Group SA (I)	4,229	77,010
Havas SA	92,745	782,606
Hi-Media SA (I)	9,055	27,587
Ingenico SA (L)	9,114	879,592
Interparfums SA	3,068	137,642
Ipsen SA	8,099	347,227
IPSOS	12,659	539,520
Jacquet Metal Service	4,671	96,827
Korian (L)	3,378	120,178
Lagardere SCA	39,934	1,601,581
Laurent-Perrier	543	53,969
Lectra	8,076	90,613
LISI	1,564	253,338
Maisons France Confort	1,083	47,545
Manitou BF SA	2,368	42,518
Manutan International	908	67,799

16

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

France (continued)

Marseill Tunnel Prado-Carena	219	9,577
Medica SA (I)	10,883	344,351
Mersen	3,157	99,787
Metropole Television SA	18,150	421,681
MGI Coutier	105	16,932
Montupet	2,372	150,464
Naturex	1,868	165,582
Neopost SA (L)	11,337	1,040,481
Nexans SA	9,495	502,708
Nexity SA	9,689	421,888
NextRadioTV	546	21,011
NicOx SA (I)(L)	3,195	11,588
Norbert Dentressangle SA	1,271	198,145
NRJ Group (I)	2,509	28,911
Orpea	10,001	617,448
Parrot SA (I)	2,312	70,931
Peugeot SA (I)(L)	89,492	1,576,332
Pierre & Vacances SA (I)	1,815	83,581
Rallye SA	9,462	399,520
Recylex SA (I)	2,379	10,928
Remy Cointreau SA	919	77,851
Robertet SA	258	60,968
Rubis SCA	11,508	808,282
Saft Groupe SA	11,110	418,570
Samse SA	285	35,968
Sartorius Stedim Biotech	847	174,454
Schneider Electric SA	5,532	488,051
SEB SA	6,799	549,551
Seche Environnement SA	1,623	76,748
Sequana SA (I)	920	8,330
Societe d'Edition de Canal Plus	21,988	177,034
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	33,758
Societe Internationale de Plantations d'Heveas SA	288	19,307
Societe Television Francaise 1	42,715	793,999
SOITEC (I)(L)	51,366	159,505
Solocal Group (I)(L)	30,172	61,126
Somfy SA	383	108,913
Sopra Group SA	1,754	221,829
Stef SA	1,579	124,177
Store Electronic (I)	124	2,679
Synergie SA	2,549	66,633
Technicolor SA (I)	55,357	371,678
Teleperformance	19,264	1,223,340
Tessi SA	410	53,633
Theolia SA (I)	10,701	19,793
Thermador Groupe	1,084	108,877
Touax SA	271	7,522
Trigano SA (I)	2,853	79,910
UBISOFT Entertainment (I)	36,509	596,579
Union Financiere de France Banque SA	577	15,383
Valneva SE (I)(L)	3,912	38,687
Vetoquinol SA	670	34,091
Vicat SA	5,347	435,407
Viel & Compagnie SA	6,515	23,181
Vilmorin & Compagnie SA	1,633	223,211
Virbac SA	755	188,545

17

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

France (continued)

VM Materiaux SA (I)	539	22,731
Vranken-Pommery Monopole Group SA	407	12,771

Gabon 0.0%		127,436

Total Gabon SA	211	127,436

Germany 5.5%		33,506,342

Aareal Bank AG (I)	21,708	953,988
ADVA Optical Networking SE (I)	14,956	72,756
Air Berlin PLC (I)	5,366	15,714
Aixtron AG, ADR (I)	3,360	55,843
Aixtron SE NA (I)	17,077	285,903
Allgeier SE	1,897	47,883
Amadeus Fire AG	1,170	104,400
Aurubis AG (L)	8,222	456,787
Balda AG (I)	3,880	19,801
Bauer AG	3,572	95,751
BayWa AG	5,268	295,430
Bechtle AG	6,895	546,866
Bertrandt AG	1,134	166,480
Bijou Brigitte AG	1,741	189,027
Bilfinger SE	68	8,533
Biotest AG	323	39,191
Borussia Dortmund GmbH & Company KGaA	27,856	151,471
Cancom AG	5,946	301,017
Carl Zeiss Meditec AG	10,155	309,623
Celesio AG (L)	34,202	1,204,628
CENIT AG	2,997	47,507
CENTROTEC Sustainable AG	4,066	111,354
Cewe Color Holding AG	2,266	160,518
Comdirect Bank AG	14,328	167,571
CompuGroup Medical AG	9,736	255,804
Constantin Medien AG (I)	7,438	17,745
CropEnergies AG	7,965	55,735
CTS Eventim AG	7,188	434,761
DAB Bank AG	3,886	19,926
Data Modul AG	635	16,616
Delticom AG	2,284	105,918
Deufol SE (I)	3,614	4,455
Deutsche Beteiligungs AG	222	6,677
Deutsche Wohnen AG (I)	42,888	882,351
Deutsche Wohnen AG	61,464	1,301,909
Deutz AG (I)	37,738	410,827
Dialog Semiconductor PLC (I)	23,925	554,349
DMG MORI SEIKI AG	28,236	921,118
Dr Hoenle AG	593	11,816
Draegerwerk AG & Company KGaA	986	105,218
Drillisch AG	19,160	667,856
Duerr AG	5,792	483,317
Eckert & Ziegler AG	2,133	72,358
Elmos Semiconductor AG	4,483	84,155
ElringKlinger AG	11,052	419,877
Euromicron AG (L)	1,373	27,020
Evotec AG (I)(L)	38,628	219,697
First Sensor AG (I)	680	7,842
Francotyp-Postalia Holding AG (I)	2,607	16,620

18

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Germany (continued)

Freenet AG	38,674	1,305,771
Fuchs Petrolub AG	780	67,829
Gerresheimer AG	10,669	724,995
Gerry Weber International AG	4,364	220,103
Gesco AG	1,167	124,828
GFK AG	5,703	332,756
GFT Technologies AG	3,465	34,153
Grammer AG	5,254	269,264
Grenkeleasing AG	1,123	117,808
H&R AG (I)	1,666	18,680
Hamburger Hafen und Logistik AG	9,989	269,849
Hawesko Holding AG (L)	1,017	54,319
Heidelberger Druckmaschinen AG (I)	115,600	423,255
Homag Group AG	1,517	39,960
Indus Holding AG	10,323	434,115
Init Innovation In Traffic Systems AG	1,078	37,089
Intershop Communications AG (I)	2,654	7,356
Isra Vision AG	1,225	75,455
Jenoptik AG	21,084	370,716
Joyou AG (I)	308	5,826
Kloeckner & Company SE (I)	44,926	690,945
Koenig & Bauer AG	4,281	70,263
Kontron AG	18,337	140,588
Krones AG	4,922	425,343
KSB AG	73	47,823
KUKA AG	9,672	481,609
KWS Saat AG	861	316,783
Leoni AG	12,569	950,353
LPKF Laser & Electronics AG	8,835	230,808
Manz AG (I)	872	83,020
MasterFlex AG (I)	414	3,993
Mediclin AG (I)	8,179	49,730
Medigene Ag (I)	843	4,624
MLP AG	14,178	104,438
Mobotix AG	402	8,207
Morphosys AG (I)	2,945	273,102
Muehlbauer Holding AG & Company KGaA	397	10,240
MVV Energie AG	2,452	88,132
Nemetschek AG	1,967	149,148
Nordex AG (I)	26,497	430,005
Norma Group	12,656	725,408
OHB AG	2,619	76,825
Patrizia Immobilien AG (I)	12,862	144,184
Pfeiffer Vacuum Technology AG	3,724	439,073
PNE Wind AG (L)	16,577	59,740
PSI AG	2,339	45,944
PVA TePla AG	1,400	6,179
QSC AG	42,179	230,207
R Stahl AG	823	42,324
Rational AG	466	159,444
Rheinmetall AG	15,900	1,201,468
Rhoen-Klinikum AG	39,678	1,280,819
RIB Software AG	7,057	103,394
SAF-Holland SA (I)	16,905	259,546
Salzgitter AG	5,274	222,366
Schaltbau Holding AG	680	46,328

19

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Germany (continued)

SGL Carbon SE	2,341	94,503
SHW AG	490	32,224
Singulus Technologies AG (I)	9,647	36,808
Sixt SE	6,249	230,581
SKW Stahl-Metallurgie Holding AG	2,060	34,550
SMA Solar Technology AG	4,351	259,756
SMT Scharf AG	1,261	35,381
Softing AG	838	18,459
Software AG	8,708	346,546
Solarworld AG (I)(L)	90	5,492
Stada Arzneimittel AG	21,836	1,122,470
Stroeer Media AG (I)	7,167	126,972
Suss Microtec AG (I)	4,892	49,249
TAG Immobilien AG	28,673	361,928
Takkt AG	9,177	190,392
Technotrans AG	2,268	24,856
Telegate AG	848	7,096
Tom Tailor Holding AG (I)	5,865	116,895
Tomorrow Focus AG	802	4,734
TUI AG (I)	55,781	1,004,186
Vossloh AG	2,354	234,016
VTG AG	4,122	81,971
Wacker Chemie AG	4,167	561,246
Wacker Neuson SE	9,310	154,188
Washtec AG	1,640	23,770
Wincor Nixdorf AG	10,001	800,687
XING AG	764	98,847

Gibraltar 0.1%		659,576

888 Holdings PLC	47,308	123,634
Bwin.Party Digital Entertainment PLC (I)	248,582	535,942

Greece 0.0%		5,809

Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	102
Thessaloniki Port Authority SA	167	5,707
TT Hellenic Postbank SA (I)	20,725	0

Guernsey, Channel Islands 0.0%		61,115

Raven Russia, Ltd. (I)	40,373	55,772
Tethys Petroleum, Ltd. (I)	10,200	5,343

Hong Kong 3.0%		17,980,320

Alco Holdings, Ltd.	54,000	9,401
Allied Group, Ltd.	18,000	84,461
Allied Properties HK, Ltd.	726,000	142,396
Apac Resources, Ltd. (I)	720,000	14,416
APT Satellite Holdings, Ltd.	85,500	111,210
Asia Financial Holdings, Ltd.	66,000	28,073
Asia Satellite Telecom Holdings Company, Ltd.	35,220	153,587
Asia Standard International Group	354,000	87,682
Associated International Hotels, Ltd.	26,000	74,766
Bonjour Holdings, Ltd.	450,000	88,884
Brightoil Petroleum Holdings Ltd (I)	934,000	318,141
Brockman Mining, Ltd. (I)(L)	855,430	46,280
Burwill Holdings Ltd. (I)	464,000	36,580
Cafe de Coral Holdings, Ltd.	118,000	367,567

20

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Century City International Holdings, Ltd.	164,000	12,909
Champion Technology Holdings, Ltd. (L)	494,000	14,031
Chen Hsong Holdings, Ltd.	40,000	12,167
Chevalier International Holdings, Ltd.	40,000	66,529
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	21,438
China Electronics Corp. Holdings Company, Ltd.	152,000	33,208
China Energy Development Holdings, Ltd. (I)	658,000	7,411
China Metal International Holdings, Inc.	58,000	18,875
China Nuclear Industry 23 International Corp., Ltd. (I)	6,000	890
China Solar Energy Holdings Ltd. (I)	127,000	2,946
China Strategic Holdings, Ltd. (I)	610,000	24,384
China Ting Group Holdings, Ltd.	124,000	8,167
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,139
Chong Hing Bank, Ltd. (L)	38,078	175,117
Chow Sang Sang Holdings International, Ltd.	116,000	337,140
Chu Kong Shipping Enterprise Group Company, Ltd.	104,000	30,067
Chuang's Consortium International, Ltd.	164,021	21,159
Citic Telecom International Holdings, Ltd.	368,000	134,414
CK Life Sciences International Holdings, Inc.	1,270,000	127,803
Convenience Retail Asia, Ltd.	68,000	47,881
CP Lotus Corp. (I)	280,000	6,871
Cross-Harbour Holdings, Ltd.	22,000	17,927
CSI Properties, Ltd (I)	2,266,333	87,695
CST Mining Group, Ltd. (I)	2,383,040	19,688
Culture Landmark Investment, Ltd. (I)	41,400	2,541
Culturecom Holdings, Ltd. (I)(L)	100,000	17,965
Dah Sing Banking Group, Ltd.	110,400	183,139
Dah Sing Financial Holdings, Ltd.	48,800	244,821
Dan Form Holdings Company, Ltd.	66,000	6,900
Dickson Concepts International, Ltd.	94,000	54,476
Dingyi Group Investment, Ltd. (I)	125,000	9,181
DMX Technologies Group, Ltd.	34,000	5,369
Dorsett Hospitality International, Ltd.	299,000	58,704
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	114,053
Emperor International Holdings, Ltd.	320,250	83,069
Emperor Watch & Jewellery, Ltd.	1,310,000	103,267
ENM Holdings, Ltd. (I)	60,000	4,034
EPI Holdings, Ltd. (I)	930,000	29,401
Esprit Holdings, Ltd. (I)	630,150	1,184,513
eSun Holdings, Ltd. (I)	113,000	14,857
Fairwood, Ltd.	29,500	61,372
Far East Consortium International, Ltd.	489,116	179,180
Fortune Oil PLC	276,527	53,442
Fountain SET Holdings, Ltd. (I)	170,000	23,253
Future Bright Holdings, Ltd.	18,000	10,800
G-Resources Group, Ltd. (I)	8,689,800	261,256
Get Nice Holdings, Ltd.	1,244,000	53,772
Giordano International, Ltd.	377,708	247,650
Glorious Sun Enterprises, Ltd.	88,000	20,624
Goldin Properties Holdings, Ltd. (I)	89,000	39,442
Guangnan Holdings, Ltd.	108,000	14,636
Guotai Junan International Holdings, Ltd.	151,000	78,281
Haitong International Securities Group, Ltd. (L)	194,520	102,242
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	704,000	23,182

21

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

Harbour Centre Development, Ltd.	37,500	67,838
HKR International, Ltd.	393,600	176,184
Hong Kong Aircraft Engineering Company, Ltd.	12,400	154,583
Hong Kong Television Network, Ltd. (I)	31,000	12,270
Hong Kong Television Network, Ltd., ADR (I)	1,717	13,358
Hongkong Chinese, Ltd.	216,000	52,662
Hop Hing Group Holdings, Ltd.	412,000	14,075
Hopewell Holdings, Ltd.	221,000	748,472
Hsin Chong Construction Group, Ltd. (I)	340,000	48,746
Hung Hing Printing Group, Ltd.	76,216	11,706
Hutchison Telecommunications Hong Kong Holdings, Ltd.	434,000	157,906
Hybrid Kinetic Group, Ltd. (I)	650,000	9,826
Imagi International Holdings, Ltd. (I)	591,500	7,092
IRC, Ltd. (I)	400,000	40,794
IT, Ltd.	234,808	69,349
Johnson Electric Holdings, Ltd.	530,000	514,121
K Wah International Holdings, Ltd.	477,465	370,690
Keck Seng Investments, Ltd.	1,000	690
King Stone Energy Group, Ltd. (I)	120,000	4,321
Kingston Financial Group, Ltd.	1,860,000	228,232
Kowloon Development Company, Ltd.	135,000	163,736
Lai Sun Development (I)	3,946,333	100,354
Lee's Pharmaceutical Holdings, Ltd.	70,000	71,275
Lifestyle International Holdings, Ltd.	161,000	317,112
Lippo China Resources, Ltd.	1,494,000	68,458
Lippo, Ltd.	31,250	16,994
Liu Chong Hing Investment, Ltd.	60,000	123,066
Luen Thai Holdings, Ltd.	103,000	35,225
Luk Fook Holdings International, Ltd.	104,000	355,599
Lung Kee Holdings, Ltd.	48,000	17,701
Magnificent Estates	438,000	20,100
Man Wah Holdings, Ltd.	94,000	163,829
Midland Holdings, Ltd.	322,000	154,505
Ming Fai International Holdings, Ltd.	41,000	4,174
Ming Fung Jewellery Group, Ltd. (I)	870,000	17,420
Miramar Hotel & Investment Company, Ltd.	8,000	9,961
Mongolia Energy Company, Ltd. (I)	130,000	3,982
National Electronic Holdings, Ltd.	40,000	4,694
Natural Beauty Bio-Technology, Ltd.	230,000	12,773
Neo-Neon Holdings, Ltd. (I)	228,000	48,777
New Times Energy Corp., Ltd. (I)	24,400	1,671
NewOcean Energy Holdings, Ltd. (L)	342,000	321,403
Next Media, Ltd. (I)	144,000	16,340
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	25,103
Oriental Watch Holdings, Ltd.	190,000	48,792
Pacific Andes International Holdings, Ltd.	342,870	13,938
Pacific Basin Shipping, Ltd.	632,000	395,735
Pacific Textile Holdings, Ltd.	153,000	220,449
Paliburg Holdings, Ltd.	71,380	22,819
Paradise Entertainment, Ltd. (I)	92,000	74,244
PCCW, Ltd.	711,000	337,452
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	9,775
Pico Far East Holdings, Ltd.	204,000	62,282
Playmates Holdings, Ltd.	52,000	78,137
Playmates Toys, Ltd. (I)	56,000	28,341

22

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Hong Kong (continued)

PNG Resources Holdings, Ltd.	792,000	8,179
Polytec Asset Holdings, Ltd. (I)	500,000	77,934
Public Financial Holdings, Ltd.	48,000	23,408
PYI Corp., Ltd.	1,100,801	24,560
Regal Hotels International Holdings, Ltd.	195,200	97,001
Richfield Group Holdings, Ltd. (I)	176,000	5,539
Rising Development Holdings (I)	104,000	57,990
SA SA International Holdings, Ltd.	302,000	282,768
SEA Holdings, Ltd.	52,000	29,370
Shenyin Wanguo HK, Ltd.	75,000	24,334
Shougang Concord Technology Holdings (I)	556,000	29,406
Shun Tak Holdings, Ltd.	549,250	338,570
Silver Base Group Holdings, Ltd. (I)	258,000	32,973
Sing Tao News Corp., Ltd.	58,000	7,918
Singamas Container Holdings, Ltd.	670,000	153,202
Sitoy Group Holdings, Ltd.	76,000	52,723
SmarTone Telecommunications Holdings, Ltd. (L)	124,500	146,734
SOCAM Development, Ltd.	116,927	113,683
Solomon Systech International, Ltd. (I)	504,000	31,266
Soundwill Holdings, Ltd.	42,000	70,605
Stella International Holdings, Ltd.	159,500	391,416
Stelux Holdings International, Ltd.	200,000	65,550
Sun Hung Kai & Company, Ltd. (L)	262,318	173,627
Superb Summit International Group, Ltd. (I)	1,183,000	170,935
TAI Cheung Holdings, Ltd.	82,000	60,876
Tan Chong International, Ltd.	63,000	24,373
Tao Heung Holdings, Ltd.	95,000	63,676
Television Broadcasts, Ltd.	106,600	659,911
Texwinca Holdings, Ltd.	236,000	221,577
The Hongkong & Shanghai Hotels, Ltd.	99,500	136,957
Titan Petrochemicals Group, Ltd. (I)	600,000	19,019
Tongda Group Holdings, Ltd.	550,000	69,670
Tradelink Electronic Commerce, Ltd.	138,000	41,247
Transport International Holdings, Ltd.	88,000	173,838
Trinity, Ltd.	352,000	90,398
TSC Group Holdings, Ltd. (I)	135,000	61,226
Tse Sui Luen Jewellery International, Ltd.	34,000	13,115
United Laboratories International Holdings, Ltd. (I)(L)	224,500	139,211
Value Partners Group, Ltd.	264,000	169,171
Varitronix International, Ltd.	142,000	161,270
Victory City International Holdings, Ltd.	363,653	55,373
Vitasoy International Holdings, Ltd.	186,000	255,443
VST Holdings Company, Ltd.	204,400	53,114
VTech Holdings, Ltd.	9,000	101,595
Wai Kee Holdings, Ltd.	72,000	18,113
Wang On Group, Ltd.	940,000	18,129
Wing Hang Bank, Ltd.	13,000	177,614
Wing On Company International, Ltd.	17,000	44,961
Wing Tai Properties, Ltd.	68,000	39,986
Xinyi Glass Holdings Company, Ltd.	566,000	504,112
YGM Trading, Ltd.	22,000	48,801

India 0.1%		525,177

Vedanta Resources PLC	37,139	525,177

23

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Ireland 1.8%		10,675,560

Aer Lingus Group PLC	25,626	57,612
Beazley PLC	181,281	800,703
C&C Group PLC	62,603	424,340
DCC PLC	26,347	1,394,298
FBD Holdings PLC	9,931	257,739
Glanbia PLC	43,057	651,352
Grafton Group PLC	39,874	439,529
Greencore Group PLC	147,219	657,335
Henderson Group PLC	332,360	1,416,217
IFG Group PLC (I)	16,014	36,856
Irish Continental Group PLC	3,305	137,388
Kenmare Resources PLC (I)	214,459	57,511
Kentz Corp., Ltd.	1,070	13,514
Kingspan Group PLC	38,438	767,722
Paddy Power PLC	6,497	542,434
Smurfit Kappa Group PLC	94,704	2,637,074
UDG Healthcare PLC	62,042	383,936

Isle of Man 0.0%		163,168

Hansard Global PLC	11,952	17,015
Playtech PLC	10,693	146,153

Israel 0.9%		5,286,168

Africa Israel Investments, Ltd. (I)	37,952	91,073
Africa Israel Properties, Ltd. (I)	3,376	57,230
Airport City, Ltd. (I)	7,701	79,180
AL-ROV Israel, Ltd. (I)	722	27,305
Alrov Properties And Lodgings, Ltd. (I)	820	26,524
Amot Investments, Ltd.	15,275	46,155
AudioCodes, Ltd. (I)	2,505	22,498
Avgol Industries 1953, Ltd.	11,336	11,344
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	29,267
Babylon, Ltd.	5,123	12,288
Bayside Land Corp.	184	52,093
Big Shopping Centers 2004, Ltd. (I)	327	13,190
Blue Square Real Estate, Ltd.	192	7,583
Cellcom Israel, Ltd.	11,753	149,746
Cellcom Israel, Ltd.	1,000	12,680
Ceragon Networks, Ltd. (I)	4,174	13,864
Clal Biotechnology Industries, Ltd. (I)	6,202	19,020
Clal Insurance Enterprise Holdings, Ltd.	7,277	141,809
Compugen, Ltd. (I)	6,402	86,670
Delek Automotive Systems, Ltd.	7,899	83,264
Delta Galil Industries, Ltd.	3,158	93,787
Elbit Systems, Ltd.	4,919	283,884
Electra Israel, Ltd.	513	78,740
Elron Electronic Industries, Ltd. (I)	3,504	33,023
Evogene, Ltd. (I)	4,508	86,512
EZchip Semiconductor, Ltd. (I)	2,348	63,519
EZchip Semiconductor, Ltd. (U.S. Exchange) (I)(L)	2,588	67,521
First International Bank of Israel, Ltd.	7,634	121,626
Formula Systems, Ltd.	1,691	46,656
Frutarom Industries, Ltd.	12,348	315,701
Gilat Satellite Networks, Ltd. (I)	5,111	27,475
Gilat Satellite Networks, Ltd. (Frankfurt Exchange) (I)	621	3,254
Given Imaging, Ltd. (I)	2,096	63,449

24

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Israel (continued)

Hadera Paper, Ltd. (I)	503	26,568
Harel Insurance Investments & Financial Services, Ltd.	40,770	244,887
Industrial Buildings Corp.	11,196	21,150
Israel Discount Bank, Ltd. (I)	47,372	89,277
Ituran Location & Control, Ltd.	3,875	86,379
Jerusalem Oil Exploration (I)	3,071	137,665
Kamada, Ltd. (I)	5,796	98,957
Magic Software Enterprises, Ltd.	2,657	25,382
Matrix IT, Ltd.	9,853	57,599
Mazor Robotics, Ltd. (I)	7,611	95,082
Melisron, Ltd.	3,687	99,754
Menorah Mivtachim Holdings, Ltd.	10,287	121,247
Migdal Insurance Holdings, Ltd.	76,702	126,550
Mivtach Shamir Holdings, Ltd.	736	26,066
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	88,224
NICE Systems, Ltd.	2	82
Nitsba Holdings 1995, Ltd. (I)	12,427	203,738
Nova Measuring Instruments, Ltd. (I)	8,212	93,514
Oil Refineries, Ltd. (I)	268,829	78,612
Ormat Industries, Ltd.	16,555	122,468
Osem Investments, Ltd.	4,259	95,738
Partner Communications Company, Ltd. (I)	23,067	214,172
Paz Oil Company, Ltd. (I)	1,232	189,980
Perion Network, Ltd. (I)	699	8,620
Plasson Industries, Ltd.	449	18,865
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,722	99,529
Sapiens International Corp. NV (I)	5,270	39,129
Shikun & Binui, Ltd.	53,364	128,903
Shufersal, Ltd.	25,929	104,746
Strauss Group, Ltd.	7,658	138,233
The Phoenix Holdings, Ltd.	23,033	85,482
Tower Semiconductor, Ltd. (I)	5,278	38,529
Union Bank of Israel, Ltd. (I)	2,889	13,111

Italy 3.8%		23,238,519

A2A SpA	441,083	571,606
ACEA SpA	18,335	237,188
Aeroporto di Venezia Marco Polo SpA	5,677	99,445
Alerion Cleanpower SpA	3,853	18,389
Amplifon SpA	35,403	216,557
Ansaldo STS SpA	33,546	381,817
Arnoldo Mondadori Editore SpA (I)	17,499	35,224
Astaldi SpA	17,730	171,577
Autogrill SpA (I)	35,555	345,748
Azimut Holding SpA	35,238	1,174,519
Banca Finnat Euramerica SpA	10,675	6,847
Banca Generali SpA	13,612	443,746
Banca IFIS SpA	5,519	95,098
Banca Monte dei Paschi di Siena SpA (I)(L)	643,346	162,864
Banca Popolare dell'Emilia Romagna SC (I)	89,818	1,044,363
Banca Popolare dell'Etruria e del Lazio (I)	1,871	1,902
Banca Popolare di Milano SpA (I)(L)	787,891	624,013
Banca Popolare di Sondrio SCRL	48,721	286,517
Banca Profilo SpA	23,984	14,042
Banco di Desio e della Brianza SpA	4,149	14,186
Banco Popolare SC (I)(L)	191,172	419,537

25

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Italy (continued)

BasicNet SpA (I)	1,902	6,294
Beghelli SpA (I)	11,564	8,405
Brembo SpA	11,013	331,808
Brunello Cucinelli Spa	7,111	200,137
Buzzi Unicem SpA	27,302	568,121
Cairo Communication SpA	9,146	91,925
Caltagirone Editore SpA (I)	5,211	9,035
Cementir SpA	16,168	139,029
CIR-Compagnie Industriali Riunite SpA (I)	187,652	294,912
Credito Bergamasco SpA	711	18,278
Credito Emiliano SpA	30,822	275,880
Credito Valtellinese Scarl (I)	57,910	97,085
Danieli & C Officine Meccaniche SpA	4,650	163,507
Datalogic SpA	2,667	30,496
De'Longhi SpA	16,959	331,306
DeA Capital SpA (I)	4,303	7,500
Delclima (I)	18,320	33,595
DiaSorin SpA	6,837	325,805
Ei Towers SpA	2,951	161,838
Engineering Ingegneria Informatica SpA	2,056	141,797
ERG SpA	23,689	331,281
Esprinet SpA	5,551	61,499
Eurotech SpA (I)	3,019	9,664
Falck Renewables SpA (I)	12,963	25,003
Finmeccanica SpA (I)	103,091	1,011,688
Gas Plus	265	1,764
Geox SpA	15,381	67,556
Gruppo Editoriale L'Espresso SpA (I)	46,761	122,432
Gruppo Mutuionline SpA	889	5,182
Gtech SpA	7,609	251,322
Hera SpA	184,479	470,812
IMMSI SpA (I)	28,561	19,753
Indesit Company SpA	19,346	288,254
Industria Macchine Automatiche SpA	4,695	235,344
Intek Group SpA (I)	26,355	12,180
Interpump SpA	32,223	450,121
Iren SpA	195,043	334,867
Italcementi SpA	27,907	322,823
Italmobiliare SpA (I)	2,729	111,075
Juventus Football Club SpA (I)	144,708	45,881
Landi Renzo SpA (I)	9,280	18,641
MARR SpA	10,396	196,795
Mediaset SpA (I)	159,722	915,636
Nice SpA	3,458	14,295
Piaggio & C SpA	50,033	154,324
Poltrona Frau SpA (I)	20,920	84,618
Prelios SpA (I)	11,532	10,916
Prysmian SpA	26,574	686,456
Recordati SpA	29,781	549,648
Reply SpA	1,989	171,389
Sabaf SpA	962	18,365
Safilo Group SpA (I)	13,971	309,047
Saras SpA (I)	52,964	93,455
Snai SpA (I)	2,766	7,256
Societa Iniziative Autostradali e Servizi SpA	23,492	264,926
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	437	22,452

26

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Italy (continued)

Societa' Cattolica di Assicurazioni SCRL	17,799	463,893
Socotherm SpA (I)	2,703	255
Sogefi SpA	21,868	130,143
SOL SpA	8,923	78,333
Sorin SpA (I)	107,753	335,408
Tod's SpA	2,196	299,540
Trevi Finanziaria SpA	17,515	187,617
Unione di Banche Italiane SCPA	227,157	1,967,937
Unipol Gruppo Finanziario SpA	80,180	568,333
UnipolSai SpA (I)	170,720	582,795
Vianini Lavori SpA	4,074	32,618
Vittoria Assicurazioni SpA	10,447	149,223
World Duty Free SpA (I)	35,555	521,921
Yoox SpA (I)	12,662	540,842
Zignago Vetro SpA	10,467	81,003

Japan 20.1%		122,177,715

A&D Company, Ltd.	5,600	26,695
Accordia Golf Company, Ltd.	32,000	416,573
Achilles Corp.	58,000	82,887
Adastria Holdings Company, Ltd.	5,120	118,877
ADEKA Corp.	30,391	334,856
Aderans Company, Ltd.	7,000	76,861
Advan Company, Ltd.	2,100	23,000
Advanex, Inc.	2,000	2,842
Aeon Delight Company, Ltd.	600	12,056
Aeon Fantasy Company, Ltd.	3,900	52,666
AGORA Hospitality Group Company, Ltd. (I)	74,000	34,264
Ahresty Corp.	6,200	55,388
AI Holdings Corp.	12,100	197,869
Aica Kogyo Company, Ltd.	14,700	302,665
Aichi Bank, Ltd.	3,800	171,449
Aichi Corp.	17,100	72,656
Aichi Steel Corp.	37,000	149,282
Aichi Tokei Denki Company, Ltd.	6,000	17,070
Aida Engineering, Ltd.	18,200	189,899
Ain Pharmaciez, Inc.	3,300	143,522
Aiphone Company, Ltd.	6,600	98,892
Airport Facilities Company, Ltd.	8,100	61,198
Aisan Industry Company, Ltd.	8,900	74,815
Aizawa Securities Company, Ltd.	12,700	98,727
Akebono Brake Industry Company, Ltd.	27,400	126,893
Akita Bank, Ltd.	81,000	204,309
Alconix Corp.	500	11,140
Alinco, Inc.	3,800	44,300
Allied Telesis Holdings KK	6,100	5,105
Alpen Company, Ltd.	5,100	86,673
Alpha Corp.	1,000	9,844
Alpha Systems, Inc.	1,120	15,337
Alpine Electronics, Inc.	16,415	237,214
Alps Logistics Company, Ltd.	2,000	21,782
Altech Corp.	4,500	42,880
Amano Corp.	19,000	190,863
Amiyaki Tei Company, Ltd.	1,000	31,238
Amuse, Inc.	3,200	56,912
Anest Iwata Corp.	12,000	80,384

27

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Anritsu Corp.	16,597	190,437
AOI Electronics Company, Ltd.	700	13,465
AOKI Holdings, Inc.	11,800	169,269
Aomori Bank, Ltd.	85,000	226,708
Aoyama Trading Company, Ltd.	11,200	276,246
Arakawa Chemical Industries, Ltd.	5,100	45,287
Arata Corp.	14,000	45,210
Araya Industrial Company, Ltd.	21,000	30,891
Arc Land Sakamoto Company, Ltd. (I)	7,000	121,119
Arcs Company, Ltd.	10,184	187,452
Argo Graphics, Inc.	2,600	43,060
Ariake Japan Company, Ltd.	6,300	152,252
Arisawa Manufacturing Company, Ltd.	11,700	68,381
Arrk Corp. (I)	12,900	36,254
Artnature, Inc.	1,600	41,873
As One Corp.	5,400	130,383
Asahi Broadcasting Corp.	900	5,581
Asahi Company, Ltd. (I)	5,000	65,894
Asahi Diamond Industrial Company, Ltd.	20,400	251,970
Asahi Holdings, Inc.	7,800	131,631
Asahi Kogyosha Company, Ltd.	2,000	7,479
Asahi Net, Inc.	3,000	14,302
Asahi Organic Chemicals Industry Company, Ltd.	31,000	72,641
ASATSU-DK, Inc.	10,800	234,694
Ashimori Industry Company, Ltd. (I)	14,000	17,949
ASKA Pharmaceutical Company, Ltd.	7,000	68,811
ASKUL Corp.	3,500	120,306
Asunaro Aoki Construction Company, Ltd.	4,000	22,465
Atsugi Company, Ltd.	40,000	46,091
Autobacs Seven Company, Ltd.	19,500	303,751
Avex Group Holdings, Inc.	8,200	150,562
Awa Bank, Ltd.	71,000	353,033
Axell Corp.	3,300	53,334
Axial Retailing, Inc.	4,400	66,367
Azbil Corp.	20,900	511,191
Bando Chemical Industries, Ltd.	29,000	112,576
Bank of Iwate, Ltd.	6,400	274,634
Bank of Kochi, Ltd.	37,000	56,531
Bank of Nagoya, Ltd.	54,000	181,959
Bank of Okinawa, Ltd.	6,188	236,591
Bank of Saga, Ltd.	57,000	116,766
Bank of the Ryukyus, Ltd.	15,900	196,395
Belc Company, Ltd.	3,900	70,177
Belluna Company, Ltd.	16,300	79,143
Benefit One, Inc.	4,500	42,028
Best Bridal, Inc.	3,200	20,019
Best Denki Company, Ltd. (I)	25,700	33,419
BIC Camera, Inc. (L)	22,200	130,037
Biofermin Pharmaceutical Company, Ltd.	1,500	42,125
Bit-isle, Inc.	4,000	29,099
BML, Inc.	5,200	178,274
Bookoff Corp.	2,100	14,981
Bunka Shutter Company, Ltd.	24,000	144,085
C Uyemura & Company, Ltd.	2,600	123,854
CAC Corp.	4,000	37,764
Calsonic Kansei Corp.	49,000	246,749

28

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Can Do Company, Ltd. (L)	3,300	50,273
Canon Electronics, Inc.	7,100	127,730
Capcom Company, Ltd.	7,200	138,010
Carlit Holdings Company, Ltd. (I)	2,600	12,514
Cawachi, Ltd.	6,700	122,897
Central Glass Company, Ltd.	75,432	251,810
Central Sports Company, Ltd.	1,300	19,423
Chino Corp.	6,000	13,240
Chiyoda Company, Ltd.	7,900	154,951
Chiyoda Integre Company, Ltd. (I)	6,600	114,136
Chofu Seisakusho Company, Ltd.	2,800	69,016
Chori Company, Ltd.	4,000	44,247
Chubu Shiryo Company, Ltd.	6,800	41,730
Chudenko Corp.	6,700	107,732
Chuetsu Pulp & Paper Company, Ltd.	39,000	79,840
Chugai Mining Company, Ltd. (I)	34,900	11,351
Chugai Ro Company, Ltd.	26,000	58,105
Chugoku Marine Paints, Ltd.	26,000	151,067
Chukyo Bank, Ltd.	42,000	70,674
Chuo Denki Kogyo Company, Ltd. (I)	2,000	6,416
Chuo Gyorui Company, Ltd.	3,000	8,008
Chuo Spring Company, Ltd.	1,000	3,009
CKD Corp.	25,100	249,774
Clarion Company, Ltd. (I)	20,000	29,403
Cleanup Corp.	9,900	85,998
CMIC Holdings Company, Ltd.	3,300	45,056
CMK Corp.	13,000	32,898
Coca-Cola Central Japan Company, Ltd.	11,687	268,756
Cocokara Fine Holdings, Inc.	5,030	131,290
Computer Engineering & Consulting, Ltd.	1,500	9,528
CONEXIO Corp.	4,500	35,754
COOKPAD, Inc. (I)	700	19,955
Corona Corp.	6,300	66,350
Cosel Company, Ltd.	9,800	113,984
Cosmo Oil Company, Ltd. (I)	206,000	381,443
CREATE SD HOLDINGS Company, Ltd.	3,500	117,142
CTI Engineering Company, Ltd.	1,500	15,935
Cybozu, Inc. (L)	4,500	15,861
Dai Nippon Toryo Company, Ltd.	48,000	78,551
Dai-Dan Company, Ltd.	7,000	36,721
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	19,689
Dai-ichi Seiko Company, Ltd.	1,800	21,755
Daibiru Corp.	13,500	137,847
Daido Kogyo Company, Ltd.	18,000	49,036
Daido Metal Company, Ltd.	11,000	100,312
Daidoh, Ltd.	9,700	62,843
Daifuku Company, Ltd.	28,000	376,643
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	57,577
Daihen Corp.	40,000	161,353
Daiho Corp.	10,000	34,716
Daiichi Jitsugyo Company, Ltd.	17,000	76,030
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	10,489
Daiichikosho Company, Ltd.	11,300	340,192
Daiken Corp.	38,000	96,245
Daiken Medical Company, Ltd.	1,000	17,252
Daiki Aluminium Industry Company, Ltd.	5,000	12,058

29

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Daiki Ataka Engineering Company, Ltd.	3,000	11,033
Daiko Clearing Services Corp.	2,200	16,174
Daikoku Denki Company, Ltd.	2,700	63,599
Daikokutenbussan Company, Ltd. (I)	1,500	39,780
Daikyo, Inc.	100,144	221,386
Dainichi Company, Ltd.	2,100	15,086
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	109,307
Daio Paper Corp. (L)	31,000	318,484
Daisan Bank, Ltd.	64,000	105,259
Daiseki Company, Ltd.	6,200	110,754
Daishi Bank, Ltd.	113,000	389,653
Daishinku Corp.	14,000	57,809
Daiso Company, Ltd.	27,000	90,687
Daisyo Corp.	2,100	24,859
Daito Bank, Ltd.	35,000	34,825
Daito Pharmaceutical Company, Ltd.	3,500	51,891
Daiwa Industries, Ltd.	5,000	33,564
Daiwabo Holdings Company, Ltd.	91,000	173,860
DC Company, Ltd.	5,300	27,579
DCM Holdings Company, Ltd.	26,120	166,103
Denki Kagaku Kogyo KK	136,000	525,916
Denki Kogyo Company, Ltd.	12,000	80,559
Denyo Company, Ltd.	7,400	112,257
Descente, Ltd.	20,000	136,961
Doshisha Company, Ltd.	9,400	139,174
Doutor Nichires Holdings Company, Ltd.	8,893	141,754
Dr. Ci:Labo Company, Ltd. (I)	2,600	77,978
DTS Corp.	8,800	172,066
Dunlop Sports Company, Ltd.	4,800	57,563
Duskin Company, Ltd.	15,100	281,617
Dwango Company, Ltd.	1,600	44,825
Dydo Drinco, Inc.	1,500	63,537
Dynic Corp.	1,000	1,724
Eagle Industry Company, Ltd.	9,000	134,962
Earth Chemical Company, Ltd.	1,800	63,653
Ebara Jitsugyo Company, Ltd.	3,300	44,077
EDION Corp.	29,100	161,965
Ehime Bank, Ltd.	71,253	149,381
Eidai Company, Ltd.	8,000	46,665
Eighteenth Bank, Ltd.	70,000	148,179
Eiken Chemical Company, Ltd.	4,100	70,763
Eizo Corp.	7,200	198,029
Elecom Company, Ltd.	1,400	21,881
Elematec Corp.	3,300	60,375
Emori & Company, Ltd.	2,000	37,018
en-japan, Inc. (I)	700	14,838
Endo Lighting Corp.	1,100	22,525
Enplas Corp.	1,700	111,557
Enshu, Ltd. (I)	34,000	49,385
EPS Company, Ltd.	48	52,713
Espec Corp.	9,700	76,172
Excel Company, Ltd.	1,600	18,168
Exedy Corp.	9,500	277,771
Ezaki Glico Company, Ltd.	21,000	277,573
F-Tech, Inc.	3,500	45,091
F@N Communications Inc.	2,100	85,637

30

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Faith, Inc.	510	5,237
Falco Biosystems, Ltd.	1,800	23,732
Fancl Corp.	14,700	185,545
FCC Company, Ltd.	10,400	181,679
Ferrotec Corp.	13,300	80,290
Fidea Holdings Company, Ltd.	47,006	86,625
Fields Corp.	4,500	79,383
Financial Products Group Co Ltd.	2,100	22,324
First Juken Company, Ltd.	200	2,694
Foster Electric Company, Ltd.	7,400	108,194
FP Corp.	4,000	226,904
France Bed Holdings Company, Ltd.	43,000	78,808
Fudo Tetra Corp. (I)	69,500	121,349
Fuji Company, Ltd.	6,200	103,429
Fuji Corp., Ltd.	13,000	85,865
Fuji Electronics Company, Ltd.	2,300	29,735
Fuji Kiko Company, Ltd.	4,000	12,886
Fuji Kosan Company, Ltd.	1,100	7,187
Fuji Kyuko Company, Ltd.	7,000	62,797
Fuji Oil Company, Ltd	12,000	34,165
Fuji Oil Company, Ltd.	20,000	271,099
Fuji Pharma Company, Ltd.	4,000	74,251
Fuji Seal International, Inc.	6,500	228,409
Fuji Soft, Inc.	6,200	126,991
Fujibo Holdings, Inc.	40,000	97,747
Fujicco Company, Ltd.	8,000	95,635
Fujikura Kasei Company, Ltd.	8,500	52,725
Fujikura, Ltd.	121,000	580,192
Fujimi, Inc. (I)	7,500	84,384
Fujimori Kogyo Company, Ltd.	4,100	93,414
Fujisash Company, Ltd. (I)	22,400	37,726
Fujitec Company, Ltd.	23,000	276,704
Fujitsu Frontech, Ltd.	2,000	28,483
Fujitsu General, Ltd.	18,000	184,370
Fujiya Company, Ltd. (L)	47,000	87,855
Fukoku Company, Ltd.	800	7,902
Fukuda Corp.	4,000	16,109
Fukui Bank, Ltd.	96,188	222,666
Fukushima Bank, Ltd.	88,000	72,032
Fukushima Industries Corp.	4,600	67,043
Fukuyama Transporting Company, Ltd.	46,000	268,474
Funai Consulting Company, Ltd.	9,600	72,914
Funai Electric Company, Ltd.	3,500	38,697
Furukawa Battery Company, Ltd.	3,000	21,525
Furukawa Company, Ltd.	90,000	162,546
Furukawa Electric Company, Ltd.	199,000	542,001
Furuno Electric Company, Ltd.	7,400	48,817
Furusato Industries, Ltd.	400	4,295
Furuya Metal Company, Ltd.	1,400	29,055
Fuso Pharmaceutical Industries, Ltd.	26,000	86,142
Futaba Corp.	5,657	90,189
Futaba Industrial Company, Ltd. (I)	19,900	88,461
Future System Consulting Corp.	1,900	11,258
Fuyo General Lease Company, Ltd.	3,700	124,938
G-Tekt Corp.	3,400	87,976
Gakken Company, Ltd.	18,000	48,775

31

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Gecoss Corp.	4,000	36,348
Geo Holdings Corp.	15,400	140,753
GLOBERIDE, Inc.	29,000	39,737
Glory, Ltd.	17,100	447,611
GMO Internet, Inc.	14,900	168,303
GMO Payment Gateway, Inc.	1,300	65,944
Godo Steel, Ltd.	46,000	76,206
Goldcrest Company, Ltd.	6,470	142,748
Goldwin, Inc.	9,000	40,798
Gourmet Kineya Company, Ltd.	3,000	21,991
GSI Creos Corp.	11,000	16,482
Gulliver International Company, Ltd.	13,000	100,463
Gun-Ei Chemical Industry Company, Ltd.	18,000	69,037
Gunze, Ltd.	69,000	182,035
Gurunavi, Inc.	3,400	131,485
H-One Company, Ltd.	3,400	31,408
Hagihara Industries, Inc.	600	7,905
Hakuto Company, Ltd.	5,400	54,367
Hakuyosha Company, Ltd.	2,000	4,604
Hamakyorex Company, Ltd.	3,700	107,993
Hanwa Company, Ltd.	61,000	269,974
Happinet Corp.	6,200	54,912
Hard Off Corporation Company, Ltd.	1,300	11,128
Harima Chemicals, Inc.	900	4,068
Haruyama Trading Company, Ltd.	2,700	20,030
Hazama Corp.	54,400	197,126
Heiwa Corp.	2,400	40,456
Heiwa Real Estate Company, Ltd.	11,300	167,775
Heiwado Company, Ltd.	11,100	150,073
Hi-lex Corp.	6,900	163,289
Hibiya Engineering, Ltd.	8,300	96,217
Hiday Hidaka Corp.	3,840	75,137
Higashi Nihon House Company Ltd.	16,000	73,126
Higashi-Nippon Bank, Ltd.	41,000	103,447
Higo Bank, Ltd.	59,000	298,824
Himaraya Company, Ltd.	600	6,125
Hioki Ee Corp.	2,600	36,093
Hiramatsu, Inc.	5,800	42,268
HIS Company, Ltd.	3,300	189,289
Hisaka Works, Ltd. (I)	4,000	36,253
Hitachi Koki Company, Ltd.	19,500	144,014
Hitachi Kokusai Electric, Inc.	6,000	81,575
Hitachi Transport System, Ltd.	800	12,828
Hitachi Zosen Corp.	44,200	249,168
Hodogaya Chemical Company, Ltd.	25,000	47,294
Hogy Medical Company, Ltd.	3,600	191,782
Hokkaido Gas Company, Ltd.	19,000	52,866
Hokkan Holdings, Ltd.	17,000	47,703
Hokuetsu Bank, Ltd.	86,000	170,268
Hokuetsu Paper Mills, Ltd.	44,000	201,395
Hokuriku Electric Industry Company, Ltd.	25,000	34,037
Hokuto Corp.	8,800	170,068
Honeys Company, Ltd. (L)	6,460	59,083
Hoosiers Holdings Company, Ltd.	4,100	24,115
Horiba, Ltd.	11,292	436,410
Hosiden Corp.	27,700	133,378

32

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Hosokawa Micron Corp.	12,000	72,400
House Food Corp.	11,100	178,588
Howa Machinery, Ltd.	3,100	24,178
Hyakujushi Bank, Ltd.	82,000	260,227
I-Net Corp.	600	4,500
IBJ Leasing Company, Ltd.	2,900	72,598
Ichibanya Company, Ltd.	1,200	45,047
Ichikoh Industries, Ltd. (I)	7,000	9,463
Ichinen Holdings Company, Ltd.	7,500	56,672
Ichiyoshi Securities Company, Ltd.	1,600	23,136
ICOM, Inc.	1,000	22,036
IDEC Corp.	11,800	106,221
Ihara Chemical Industry Company, Ltd.	18,000	138,831
Iida Group Holdings Company, Ltd. (I)	25,522	388,205
Iino Kaiun Kaisha, Ltd.	27,700	139,108
IJT Technology Holdings Company, Ltd. (I)	2,360	10,522
Ikyu Corp.	17	19,903
Imagica Robot Holdings, Inc.	2,500	12,857
Imasen Electric Industrial	4,700	62,276
Imperial Hotel, Ltd.	2,300	53,355
Inaba Denki Sangyo Company, Ltd.	7,600	240,753
Inaba Seisakusho Company, Ltd.	1,900	22,938
Inabata & Company, Ltd.	19,000	197,012
Inageya Company, Ltd.	8,600	84,565
Ines Corp.	12,700	93,641
Infocom Corp.	4,400	39,835
Information Services International-Dentsu, Ltd.	5,900	63,231
Innotech Corp.	7,900	35,515
Intage, Inc.	5,800	77,648
Internet Initiative Japan, Inc. (I)	6,700	127,493
Inui Steamship Company, Ltd. (I)	11,400	39,065
Inui Warehouse Company, Ltd.	700	6,148
Iriso Electronics Company, Ltd. (L)	4,200	211,637
Ise Chemical Corp.	3,000	20,798
Iseki & Company, Ltd.	54,000	152,479
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	170,125
Ishii Iron Works Company, Ltd.	16,000	41,809
IT Holdings Corp.	26,400	456,106
Itfor, Inc.	11,000	50,729
Itochu Enex Company, Ltd.	24,800	140,501
Itochu-Shokuhin Company, Ltd.	1,700	58,127
Itoham Foods, Inc.	57,000	246,069
Itoki Corpitoki Corp.	13,500	82,841
IwaiCosmo Holdings, Inc.	8,900	106,616
Iwasaki Electric Company, Ltd. (I)	34,000	83,397
Iwatani International Corp.	62,000	396,367
Iwatsu Electric Company, Ltd.	55,000	49,286
Izumiya Company, Ltd.	21,773	100,416
Izutsuya Company, Ltd. (I)	17,000	13,400
J-Oil Mills, Inc.	35,000	92,319
Jalux, Inc.	1,500	17,475
Jamco Corp.	3,000	52,088
Janome Sewing Machine Company, Ltd. (I)	97,000	81,320
Japan Airport Terminal Company, Ltd.	11,300	262,859
Japan Asia Group, Ltd. (I)	2,900	17,071
Japan Aviation Electronics Industry, Ltd.	19,000	304,561

33

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Japan Communications, Inc. (I)	73	13,085
Japan Digital Laboratory Company, Ltd.	10,400	149,500
Japan Drilling Company, Ltd.	1,500	70,189
Japan Pulp & Paper Company, Ltd.	38,000	121,204
Japan Radio Company, Ltd. (I)	29,000	99,938
Japan Transcity Corp., Ltd.	12,000	38,167
Japan Vilene Company, Ltd.	13,000	85,449
Japan Wool Textile Company, Ltd.	23,000	161,944
Jastec Company, Ltd.	2,100	15,127
JBCC Holdings, Inc.	8,400	60,998
Jcu Corp.	500	27,101
JK Holdings Company, Ltd.	3,600	19,280
JMS Company, Ltd.	7,000	20,294
Joban Kosan Company, Ltd. (I)	20,000	28,549
Joshin Denki Company, Ltd.	13,000	98,748
Jowa Holdings Company, Ltd.	3,000	98,753
JSP Corp.	8,000	118,686
Juroku Bank, Ltd.	109,000	363,100
Justsystems Corp. (I)	16,400	139,087
JVC Kenwood Corp.	46,428	103,451
K&O Energy Group, Inc. (I)	6,000	79,945
K's Holdings Corp.	6,300	172,521
Kabuki-Za Company, Ltd.	1,000	47,674
Kadokawa Holdings, Inc.	5,700	187,178
Kaga Electronics Company, Ltd.	8,000	103,161
Kagome Company, Ltd.	5,500	94,013
Kagoshima Bank, Ltd.	53,000	307,446
Kaken Pharmaceutical Company, Ltd.	22,000	339,269
Kakiyasu Honten Company, Ltd.	2,100	30,295
Kameda Seika Company, Ltd.	4,600	133,296
Kamei Corp.	9,500	70,275
Kanaden Corp.	4,000	27,650
Kanagawa Chuo Kotsu Company, Ltd.	14,000	69,652
Kanamoto Company, Ltd.	8,000	227,708
Kandenko Company, Ltd.	37,000	186,187
Kanematsu Corp.	142,000	223,847
Kanematsu Electronics, Ltd.	4,200	55,961
Kansai Super Market, Ltd.	2,400	18,983
Kansai Urban Banking Corp.	88,000	98,876
Kanto Denka Kogyo Company, Ltd. (I)	16,000	43,641
Kasai Kogyo Company, Ltd.	10,000	72,059
Kasumi Company, Ltd.	13,200	86,151
Katakura Industries Company, Ltd.	7,800	90,125
Kato Sangyo Company, Ltd.	6,300	117,224
Kato Works Company, Ltd.	20,000	116,347
KAWADA TECHNOLOGIES, Inc.	1,000	27,894
Kawai Musical Instruments Manufacturing Company, Ltd.	34,000	60,278
Kawasumi Laboratories, Inc.	2,000	12,865
Keihanshin Real Estate Company, Ltd.	11,900	62,206
Keihin Company, Ltd.	10,000	14,803
Keihin Corp.	15,800	238,033
Keiyo Bank, Ltd.	84,000	349,160
Keiyo Company, Ltd. (L)	9,600	42,787
Kenko Mayonnaise Company, Ltd.	200	1,745
Kentucky Fried Chicken Japan, Ltd.	1,000	21,123
KEY Coffee, Inc.	6,300	97,425

34

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Kimoto Company, Ltd. (I)	6,700	45,887
King Jim Company, Ltd.	3,700	24,792
Kinki Sharyo Company, Ltd.	12,000	38,520
Kintetsu World Express, Inc.	2,800	121,003
Kinugawa Rubber Industrial Company, Ltd.	16,000	72,564
Kisoji Company, Ltd.	1,700	30,878
Kissei Pharmaceutical Company, Ltd.	5,100	137,767
Kita-Nippon Bank, Ltd.	2,100	54,193
Kitagawa Iron Works Company, Ltd.	39,000	70,385
Kitano Construction Corp.	8,000	20,888
Kito Corp.	3,800	72,575
Kitz Corp.	33,700	163,081
Koa Corp.	12,700	135,041
Koatsu Gas Kogyo Company, Ltd.	9,000	51,836
Kohnan Shoji Company, Ltd.	10,400	105,373
Kohsoku Corp.	3,200	28,444
Koike Sanso Kogyo Company, Ltd.	5,000	10,784
Kojima Company, Ltd. (I)	4,900	13,407
Kokusai Company, Ltd.	500	6,079
Kokuyo Company, Ltd.	26,973	187,119
Komaihaltec, Inc.	6,000	17,564
Komatsu Seiren Company, Ltd.	4,000	18,491
Komatsu Wall Industry Company, Ltd.	1,200	23,296
Komeri Company, Ltd.	8,900	218,176
Komori Corp.	9,724	129,087
Konaka Company, Ltd.	6,300	46,798
Kondotec, Inc.	6,100	41,386
Konishi Company, Ltd.	5,200	91,647
Kosaido Company, Ltd. (I)	2,300	10,762
Kose Corp.	8,900	290,733
Kosei Securities Company, Ltd.	8,000	19,296
Koshidaka Holdings Company, Ltd.	1,200	31,732
Kotobuki Spirits Company, Ltd.	1,300	24,084
Krosaki Harima Corp.	9,000	20,683
Kumiai Chemical Industry Company, Ltd.	17,000	95,840
Kura Corp.	3,300	54,991
Kurabo Industries, Ltd.	77,000	136,564
Kureha Corp.	48,000	230,560
Kurimoto, Ltd.	40,000	94,348
Kuroda Electric Company, Ltd. (L)	13,400	219,463
Kusuri No Aoki Company, Ltd.	500	26,068
KYB Company, Ltd.	43,000	190,305
Kyodo Printing Company, Ltd.	30,000	84,236
Kyodo Shiryo Company, Ltd.	18,000	19,136
Kyoei Steel, Ltd.	6,000	113,727
Kyoei Tanker Company, Ltd. (I)	5,000	10,950
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	135,200
Kyokuto Securities Company, Ltd. (I)	3,600	63,594
Kyokuyo Company, Ltd.	28,000	73,612
Kyorin Company, Ltd.	12,700	281,416
Kyoritsu Maintenance Company, Ltd. (L)	3,200	114,267
Kyosan Electric Manufacturing Company, Ltd.	15,000	50,339
Kyoto Kimono Yuzen Company, Ltd.	1,700	17,761
Kyowa Exeo Corp.	25,700	370,859
Kyowa Leather Cloth Company, Ltd.	200	1,027
Kyudenko Corp.	14,000	102,583

35

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

LAC Company, Ltd.	4,100	22,616
Land Business Company, Ltd.	7,800	30,064
Lasertec Corp.	4,800	51,721
LEC, Inc.	1,000	10,994
Leopalace21 Corp. (I)	25,000	122,150
Life Corp.	6,200	89,381
Lintec Corp.	15,200	295,886
Lion Corp.	5,000	27,756
Look, Inc.	7,000	18,481
Macnica, Inc.	4,000	115,902
Maeda Corp.	42,000	252,218
Maeda Kosen Company, Ltd.	1,100	15,718
Maeda Road Construction Company, Ltd.	20,000	313,265
Maezawa Kasei Industries Company, Ltd.	2,000	20,364
Maezawa Kyuso Industries Company, Ltd.	2,500	32,237
Makino Milling Machine Company, Ltd.	34,575	269,975
Mamiya-Op Company, Ltd.	9,000	21,139
Mandom Corp.	4,870	166,084
Mani, Inc.	400	14,661
Mars Engineering Corp.	3,500	64,066
Marubun Corp.	2,200	12,174
Marudai Food Company, Ltd.	33,000	98,991
Maruei Department Store Company, Ltd. (I)	7,000	11,945
Maruetsu, Inc.	7,000	24,665
Maruha Nichiro Holdings, Inc.	113,815	196,094
Maruka Machinery Company, Ltd.	1,000	12,103
Marusan Securities Company, Ltd.	22,961	196,468
Maruwa Company, Ltd.	2,800	115,480
Maruyama Manufacturing Company, Inc.	17,000	40,237
Maruzen Showa Unyu Company, Ltd.	15,000	48,143
Marvelous AQL, Inc.	11,100	82,979
Matsuda Sangyo Company, Ltd.	5,520	72,364
Matsui Securities Company, Ltd.	5,400	59,177
Matsumotokiyoshi Holdings Company, Ltd.	9,800	315,414
Matsuya Foods Company, Ltd.	2,100	38,943
Max Company, Ltd.	11,000	130,153
Maxvalu Tokai Company, Ltd.	2,000	28,676
MEC Company, Ltd.	9,500	86,080
Medical System Network Company, Ltd.	1,400	6,360
Megachips Corp.	7,400	90,673
Megmilk Snow Brand Company, Ltd. (L)	13,400	173,634
Meidensha Corp.	54,086	229,530
Meiji Shipping Company, Ltd.	3,900	15,473
Meiko Electronics Company, Ltd.	1,400	8,947
Meiko Network Japan Company, Ltd.	2,100	22,995
Meisei Industrial Company, Ltd.	15,000	64,158
Meitec Corp.	5,700	149,698
Meito Sangyo Company, Ltd.	1,500	15,460
Meiwa Corp.	4,000	14,434
Meiwa Estate Company, Ltd. (I)	3,300	13,608
Melco Holdings, Inc. (I)	4,900	74,774
Message Company, Ltd.	5,300	171,984
Michinoku Bank, Ltd.	53,000	105,923
Micronics Japan Company, Ltd. (L)	2,500	179,299
Mikuni Corp.	1,000	4,022
Milbon Company, Ltd.	3,160	107,604

36

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Mimasu Semiconductor Industry Company, Ltd.	5,700	47,232
Minato Bank, Ltd.	59,000	98,142
Ministop Company, Ltd.	5,600	85,740
Miraial Company, Ltd.	1,500	20,780
Mirait Holdings Corp.	18,580	174,228
Misawa Homes Company, Ltd.	7,300	91,929
Mitani Corp.	5,500	109,368
Mitani Sekisan Company, Ltd.	3,800	49,198
Mito Securities Company, Ltd.	18,000	76,667
Mitsuba Corp.	11,000	181,211
Mitsubishi Kakoki Kaisha, Ltd. (I)	11,000	17,788
Mitsubishi Nichiyu Forklift Company, Ltd.	5,000	36,961
Mitsubishi Paper Mills, Ltd. (I)	105,387	95,437
Mitsubishi Pencil Company, Ltd.	5,400	130,375
Mitsubishi Research Institute, Inc.	2,600	53,391
Mitsubishi Shokuhin Company, Ltd.	3,800	82,710
Mitsubishi Steel Manufacturing Company, Ltd.	53,000	122,707
Mitsuboshi Belting Company, Ltd.	20,000	108,560
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	474,533
Mitsui High-Tec, Inc.	7,900	54,097
Mitsui Home Company, Ltd.	9,000	41,954
Mitsui Knowledge Industry Company, Ltd.	10,400	15,939
Mitsui Matsushima Company, Ltd.	57,000	89,411
Mitsui Mining & Smelting Company, Ltd.	194,000	510,684
Mitsui Sugar Company, Ltd.	30,000	125,528
Mitsui-Soko Company, Ltd.	27,000	110,352
Mitsumi Electric Company, Ltd. (I)	32,500	256,637
Mitsumura Printing Company, Ltd.	4,000	10,587
Mitsuuroko Holdings Company, Ltd.	16,100	86,702
Miura Company, Ltd.	9,300	237,311
Miyaji Engineering Group, Inc. (I)	11,000	25,713
Miyazaki Bank, Ltd.	67,000	184,077
Miyoshi Oil & Fat Company, Ltd.	15,000	20,839
Mizuno Corp.	27,000	149,546
Mochida Pharmaceutical Company, Ltd.	3,600	242,828
Modec, Inc.	4,400	111,212
Monex Group, Inc.	45,600	187,021
Monotaro Company, Ltd.	700	15,762
Morinaga & Company, Ltd.	70,000	154,319
Morinaga Milk Industry Company, Ltd.	61,000	192,677
Morita Corp.	18,000	148,709
Morozoff, Ltd.	1,000	3,077
Mory Industries, Inc.	7,000	26,897
MOS Food Services, Inc.	7,400	150,567
Moshi Moshi Hotline, Inc.	14,500	138,573
Mr. Max Corp.	3,200	10,173
Murakami Corp.	3,000	42,910
Musashi Seimitsu Industry Company, Ltd.	6,100	121,844
Musashino Bank, Ltd.	10,900	341,267
Mutoh Holdings Company, Ltd.	5,000	24,839
NAC Company, Ltd.	3,400	54,685
Nachi-Fujikoshi Corp.	42,000	267,448
Nafco Company, Ltd.	3,900	56,495
Nagaileben Company, Ltd.	2,300	41,678
Nagano Bank, Ltd.	25,000	45,043
Nagano Keiki Company, Ltd.	700	4,507

37

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Nagatanien Company, Ltd.	9,000	85,050
Nagawa Company, Ltd.	400	9,224
Nakabayashi Company, Ltd.	8,000	16,225
Nakamuraya Company, Ltd.	13,000	52,042
Nakanishi, Inc.	600	97,553
Nakayama Steel Works, Ltd. (I)	11,000	8,896
Nakayamafuku Company, Ltd.	2,500	20,632
Namura Shipbuilding Company, Ltd.	12,400	127,562
Natori Company, Ltd.	600	6,624
NDS Company, Ltd.	11,000	30,940
NEC Capital Solutions, Ltd.	2,000	43,544
NEC Fielding, Ltd.	5,900	91,370
NEC Networks & System Integration Corp.	7,700	167,848
NET One Systems Company, Ltd.	29,600	194,583
Neturen Company, Ltd.	11,400	78,283
New Japan Chemical Company, Ltd. (I)	3,500	8,040
Nice Holdings, Inc.	34,000	71,731
Nichi-iko Pharmaceutical Company, Ltd.	13,500	206,773
Nichia Steel Works, Ltd.	4,000	12,708
Nichias Corp.	28,000	186,961
Nichiban Company, Ltd.	4,000	13,738
Nichicon Corp.	15,673	129,707
Nichiden Corp.	2,300	52,353
Nichiha Corp.	8,800	107,175
Nichii Gakkan Company, Ltd.	13,000	117,794
Nichimo Company, Ltd.	7,000	12,551
NICHIREI Corp.	77,000	333,912
Nichireki Company, Ltd.	8,000	76,033
Nidec Copal Electronics Corp.	3,000	21,107
Nifco, Inc.	13,704	371,460
NIFTY Corp.	900	11,690
Nihon Chouzai Company, Ltd.	90	2,418
Nihon Dempa Kogyo Company, Ltd.	6,100	52,034
Nihon Eslead Corp.	2,000	21,411
Nihon Kohden Corp.	8,900	359,141
Nihon M&A Center, Inc. (I)	2,200	177,489
Nihon Nohyaku Company, Ltd.	15,000	204,031
Nihon Parkerizing Company, Ltd.	14,000	302,651
Nihon Trim Company, Ltd.	600	37,971
Nihon Unisys, Ltd.	17,100	196,985
Nihon Yamamura Glass Company, Ltd.	40,000	66,826
Nikkiso Company, Ltd.	17,000	216,056
Nikko Company, Ltd.	5,000	25,904
Nippo Corp.	12,000	177,349
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	65,941
Nippon Carbon Company, Ltd.	45,000	85,998
Nippon Ceramic Company, Ltd.	2,900	50,815
Nippon Chemi-Con Corp. (I)	47,271	153,409
Nippon Chemical Industrial Company, Ltd. (I)	17,000	23,806
Nippon Chemiphar Company, Ltd.	7,000	35,339
Nippon Coke & Engineering Company, Ltd.	83,500	107,058
Nippon Columbia Company, Ltd. (I)	1,450	10,228
Nippon Concrete Industries Company, Ltd.	4,000	15,970
Nippon Denko Company, Ltd.	36,000	101,548
Nippon Densetsu Kogyo Company, Ltd.	11,000	144,334
Nippon Felt Company, Ltd.	2,700	12,800

38

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Nippon Filcon Company, Ltd.	3,100	13,412
Nippon Fine Chemical Company, Ltd.	3,000	18,681
Nippon Flour Mills Company, Ltd.	35,000	177,826
Nippon Formula Feed Manufacturing Company, Ltd.	6,000	7,330
Nippon Gas Company, Ltd.	8,200	93,872
Nippon Hume Corp.	5,000	40,773
Nippon Jogesuido Sekkei Company, Ltd.	300	3,805
Nippon Kanzai Company, Ltd.	800	15,719
Nippon Kasei Chemical Company, Ltd.	5,000	6,602
Nippon Kinzoku Company, Ltd. (I)	4,000	4,927
Nippon Kodoshi Corp.	300	2,989
Nippon Koei Company, Ltd.	26,000	118,930
Nippon Konpo Unyu Soko Company, Ltd.	17,300	304,781
Nippon Koshuha Steel Company, Ltd. (I)	9,000	8,858
Nippon Light Metal Holdings Company, Ltd.	174,200	240,619
Nippon Parking Development Company, Ltd.	29,300	34,032
Nippon Pillar Packing Company, Ltd.	5,000	36,555
Nippon Piston Ring Company, Ltd.	24,000	44,689
Nippon Rietec Company, Ltd.	3,000	23,896
Nippon Road Company, Ltd.	21,000	101,831
Nippon Seiki Company, Ltd.	14,000	250,053
Nippon Seisen Company, Ltd.	6,000	24,612
Nippon Sharyo, Ltd.	23,000	106,927
Nippon Sheet Glass Company, Ltd. (I)	298,000	420,317
Nippon Shinyaku Company, Ltd.	14,000	268,789
Nippon Signal Company, Ltd.	17,100	149,036
Nippon Soda Company, Ltd.	46,000	247,242
NIPPON STEEL & SUMIKIN TEXENG Company, Ltd.	11,000	39,471
Nippon Steel Trading Company., Ltd.	36,680	142,485
Nippon Suisan Kaisha, Ltd. (I)	108,965	242,655
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	139,776
Nippon Thompson Company, Ltd.	27,000	140,188
Nippon Valqua Industries, Ltd.	34,000	94,037
Nipro Corp. (L)	28,700	253,251
Nishi-Nippon Railroad Company, Ltd.	129,000	507,679
Nishikawa Rubber Company, Ltd.	4,000	75,485
Nishimatsu Construction Company, Ltd.	66,000	226,753
Nishimatsuya Chain Company, Ltd.	17,300	123,934
Nishio Rent All Company, Ltd.	4,500	142,470
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	18,561
Nissei ASB Machine Company, Ltd.	2,300	49,787
Nissei Corp.	1,100	10,816
Nissei Plastic Industrial Company, Ltd.	2,300	13,440
Nissha Printing Company, Ltd. (I)	5,000	72,562
Nisshin Fudosan Company, Ltd.	15,600	60,200
Nisshin Oillio Group, Ltd.	34,000	111,717
Nisshin Steel Holdings Comapny, Ltd.	26,896	265,703
Nisshinbo Holdings, Inc.	48,000	415,043
Nissin Corp.	21,000	57,720
Nissin Electric Company, Ltd.	15,000	83,154
Nissin Kogyo Company, Ltd.	12,000	233,740
Nissin Sugar Holdings Company, Ltd.	500	10,741
Nissui Pharmaceutical Company, Ltd.	2,700	27,928
Nitta Corp.	6,900	155,127
Nitta Gelatin, Inc. (L)	1,600	15,054
Nittan Valve Company, Ltd.	4,000	12,220

39

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Nittetsu Mining Company, Ltd.	22,000	91,106
Nitto Boseki Company, Ltd.	58,229	252,961
Nitto FC Company, Ltd.	1,000	6,155
Nitto Kogyo Corp.	7,200	149,889
Nitto Kohki Company, Ltd.	3,500	63,653
Nitto Seiko Company, Ltd.	4,000	12,722
Nittoc Construction Company, Ltd.	20,400	73,930
Nittoku Engineering Company, Ltd. (L)	3,800	31,546
Noevir Holdings Company, Ltd.	6,500	120,431
NOF Corp.	44,000	301,060
Nohmi Bosai, Ltd.	10,000	106,768
Nomura Company, Ltd.	8,000	61,777
Noritake Company, Ltd.	41,000	98,047
Noritsu Koki Company, Ltd.	2,000	12,890
Noritz Corp.	8,700	172,612
North Pacific Bank, Ltd.	114,500	432,294
NS Solutions Corp.	5,300	138,710
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	63,842
NSD Company, Ltd.	12,215	157,405
Nuflare Technology, Inc.	1,000	71,875
Obara Group, Inc.	3,300	124,968
Obayashi Road Corp.	18,000	95,101
OBIC Business Consultants, Ltd.	2,300	81,225
Odelic Company, Ltd.	1,000	28,208
Oenon Holdings, Inc.	28,000	63,178
Ogaki Kyoritsu Bank, Ltd.	109,000	287,715
Ohara, Inc.	2,000	11,656
Ohashi Technica, Inc.	900	7,711
Ohsho Food Service Corp.	3,600	113,476
Oiles Corp.	7,227	160,341
Oita Bank, Ltd.	59,000	209,724
Okabe Company, Ltd.	12,400	170,742
Okamoto Industries, Inc.	22,000	74,640
Okamura Corp.	18,000	146,873
Okasan Holdings, Inc.	2,000	17,186
OKI Electric Industry Company, Ltd. (I)	86,000	205,296
Okinawa Cellular Telephone Company	4,700	125,293
Okinawa Electric Power Company, Inc.	4,700	157,566
OKK Corp.	48,000	63,959
OKUMA Corp.	46,382	419,713
Okumura Corp.	54,000	233,677
Okura Industrial Company, Ltd.	19,000	60,201
Okuwa Company, Ltd.	7,000	57,853
Olympic Corp.	1,000	7,883
ONO Sokki Company, Ltd.	4,000	18,429
Onoken Company, Ltd.	4,600	58,114
Onward Holdings Company, Ltd.	42,000	293,326
Opt Inc	3,900	31,392
Optex Company, Ltd.	3,700	58,122
Organo Corp.	20,000	93,501
Origin Electric Company, Ltd.	7,000	21,338
Osaka Organic Chemical Industry, Ltd.	3,200	14,366
Osaka Steel Company, Ltd.	4,300	75,730
OSAKA Titanium Technologies Company	5,800	87,646
Osaki Electric Company, Ltd.	9,000	55,417
OSG Corp.	20,000	369,644

40

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Otsuka Kagu, Ltd.	2,100	18,320
Oyo Corp.	5,900	88,047
Pacific Industrial Company, Ltd.	14,100	91,168
Pacific Metals Company, Ltd.	48,000	161,002
Pal Company, Ltd.	3,200	56,303
Paltac Corp.	11,400	150,587
PanaHome Corp.	27,000	184,649
Panasonic Electric Works SUNX Company, Ltd.	6,100	27,251
Panasonic Information Systems	800	21,428
Paramount Bed Holdings Company, Ltd.	5,600	165,846
Parco Company, Ltd.	5,800	50,296
Paris Miki, Inc.	6,300	29,150
Pasco Corp.	4,000	17,517
Pasona Group, Inc.	7,800	47,303
Penta-Ocean Construction Company, Ltd.	98,000	360,541
Pigeon Corp.	8,762	395,354
Pilot Corp.	3,700	126,646
Piolax, Inc.	3,400	127,449
Pioneer Corp. (I)(L)	88,400	200,492
Plenus Company, Ltd.	5,900	130,778
Press Kogyo Company, Ltd.	42,000	169,104
Pressance Corp.	2,000	54,303
Prestige International, Inc.	4,400	41,480
Prima Meat Packers, Ltd.	44,000	84,523
Pronexus, Inc.	5,900	40,047
Proto Corp.	4,300	57,489
PS Mitsubishi Construction Company, Ltd. (L)	8,700	38,455
Qol Company, Ltd.	1,800	10,671
Raito Kogyo Company, Ltd.	18,800	154,220
Rasa Industries, Ltd. (I)	11,000	16,054
Relo Holdings, Inc.	3,000	165,613
Rengo Company, Ltd.	65,000	376,906
Renown, Inc. (I)	10,500	12,926
Resorttrust, Inc.	21,000	350,079
Rhythm Watch Company, Ltd.	29,000	37,984
Ricoh Leasing Company, Ltd.	4,900	129,564
Right On Company, Ltd.	3,900	25,561
Riken Corp.	31,000	144,350
Riken Keiki Company, Ltd.	3,000	26,466
Riken Technos Corp.	8,000	41,156
Riken Vitamin Company, Ltd.	2,000	47,976
Rion Company, Ltd.	1,200	19,068
Riso Kagaku Corp.	5,100	112,534
Riso Kyoiku Company, Ltd. (I)	3,380	10,096
Rock Field Company, Ltd.	3,300	59,192
Rohto Pharmaceutical Company, Ltd.	27,000	454,497
Rokko Butter Company, Ltd. (L)	2,600	19,815
Roland Corp.	2,500	35,197
Roland D.G. Corp.	300	10,439
Round One Corp.	28,000	213,894
Royal Holdings Company, Ltd.	8,100	112,922
Ryobi, Ltd.	51,000	179,565
Ryoden Trading Company, Ltd.	12,000	82,363
Ryosan Company, Ltd.	12,929	274,614
Ryoyo Electro Corp.	3,200	36,050
S Foods, Inc.	3,000	30,574

41

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

S&B Foods, Inc.	100	3,751
Sagami Chain Company, Ltd.	3,000	27,558
Saibu Gas Company, Ltd.	105,000	251,056
Saizeriya Company, Ltd.	10,600	125,008
Sakai Chemical Industry Company, Ltd.	34,000	104,777
Sakai Heavy Industries, Ltd.	6,000	22,390
Sakai Moving Service Company, Ltd.	1,100	37,919
Sakai Ovex Company, Ltd.	5,000	11,246
Sakata INX Corp.	14,000	133,914
Sakata Seed Corp.	8,800	115,552
Sala Corp.	4,500	22,088
San Holdings, Inc.	200	2,713
San-A Company, Ltd.	6,200	175,200
San-Ai Oil Company, Ltd.	20,000	101,185
Sanden Corp.	40,000	211,385
Sangetsu Company, Ltd.	9,300	226,122
Sanix, Inc. (I)(L)	8,500	91,922
Sanken Electric Company, Ltd.	39,437	276,743
Sanki Engineering Company, Ltd.	18,000	101,627
Sanko Marketing Foods Company, Ltd.	500	4,335
Sanko Metal Industrial Company, Ltd.	6,000	15,956
Sankyo Seiko Company, Ltd.	7,700	28,811
Sankyo Tateyama, Inc.	3,200	72,726
Sankyu, Inc.	86,000	379,415
Sanoh Industrial Company, Ltd.	8,300	54,657
Sanshin Electronics Company, Ltd.	8,900	61,822
Sanwa Shutter Corp.	58,124	408,895
Sanyo Chemical Industries, Ltd.	17,000	114,830
Sanyo Denki Company, Ltd.	12,000	79,764
Sanyo Electric Railway Company, Ltd.	6,000	24,249
Sanyo Housing Nagoya Company, Ltd.	5,200	53,718
Sanyo Shokai, Ltd.	40,000	112,528
Sanyo Special Steel Company, Ltd.	32,648	134,545
Sapporo Holdings, Ltd.	103,000	390,940
Sasebo Heavy Industries Company, Ltd. (I)	24,000	35,290
Sato Holdings Corp.	7,200	171,551
Satori Electric Company, Ltd.	2,400	14,525
Sawada Holdings Company, Ltd.	9,500	94,205
Saxa Holdings, Inc.	9,000	13,038
Scroll Corp.	4,000	11,529
Seibu Electric Industry Company, Ltd.	3,000	13,670
Seika Corp.	20,000	48,624
Seikagaku Corp.	5,700	78,548
Seikitokyu Kogyo Company, Ltd. (I)	46,000	52,698
Seiko Holdings Corp.	45,000	185,538
Seino Holdings Company, Ltd.	2,000	20,816
Seiren Company, Ltd.	17,000	137,347
Sekisui Jushi Corp.	8,000	110,314
Sekisui Plastics Company, Ltd.	15,000	38,547
Senko Company, Ltd.	25,000	123,128
Senshu Electric Company, Ltd.	1,500	19,882
Senshu Ikeda Holdings, Inc.	66,600	298,218
Senshukai Company, Ltd.	11,200	87,698
Septeni Holdings Company, Ltd.	400	4,889
Seria Company, Ltd.	3,300	137,061
Shibaura Electronics Company, Ltd.	600	12,429

42

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Shibaura Mechatronics Corp. (I)	5,000	11,087
Shibusawa Warehouse Company, Ltd.	16,000	54,143
Shibuya Kogyo Company, Ltd.	3,600	81,576
Shidax Corp.	4,200	21,944
Shiga Bank, Ltd.	49,000	246,760
Shikibo, Ltd.	39,000	46,514
Shikoku Bank, Ltd.	75,000	156,652
Shikoku Chemicals Corp.	16,000	119,345
Shima Seiki Manufacturing, Ltd.	8,200	142,201
Shimachu Company, Ltd.	14,300	307,331
Shimizu Bank, Ltd.	2,600	61,755
Shimojima Company, Ltd.	1,800	17,781
Shin Nippon Air Technologies Company, Ltd.	3,100	19,026
Shin-Etsu Polymer Company, Ltd.	11,300	40,968
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,629
Shinagawa Refractories Company, Ltd.	30,000	66,539
Shindengen Electric Manufacturing Company, Ltd.	22,000	107,617
Shinkawa, Ltd.	1,700	8,836
Shinko Electric Industries Company, Ltd.	22,600	170,070
Shinko Plantech Company, Ltd.	14,200	110,046
Shinko Shoji Company, Ltd.	5,500	50,561
Shinmaywa Industries, Ltd.	27,000	234,673
Shinnihon Corp.	8,000	23,980
Shinsho Corp.	10,000	20,505
Shinwa Company, Ltd.	2,000	22,535
Ship Healthcare Holdings, Inc.	9,500	340,697
Shiroki Corp.	17,000	35,647
Shizuki Electric Company, Inc.	3,000	12,326
Shizuoka Gas Company, Ltd.	20,900	120,683
Shobunsha Publications, Inc.	2,400	16,646
Shoei Foods Corp.	900	7,116
Shofu, Inc.	2,200	18,602
Shoko Company, Ltd.	33,000	45,860
Showa Aircraft Industry Company, Ltd.	2,000	29,444
Showa Corp.	14,600	188,884
Showa Sangyo Company, Ltd.	37,000	120,457
Siix Corp.	7,800	123,753
Sinanen Company, Ltd.	15,000	60,943
Sinfonia Technology Company, Ltd.	32,000	51,059
Sinko Industries Ltd.	5,100	41,435
Sintokogio, Ltd.	16,000	123,705
SKY Perfect JSAT Holdings, Inc.	44,200	226,280
SMK Corp.	22,000	105,952
SMS Company, Ltd.	2,200	50,023
SNT Corp.	3,200	11,978
Sodick Company Ltd.	17,900	73,522
Softbank Technology Corp.	800	12,108
Software Service, Inc.	900	34,446
Sogo Medical Company, Ltd.	1,500	57,529
Sohgo Security Services Company, Ltd.	13,900	282,580
Space Company, Ltd.	2,700	23,076
SPK Corp.	300	5,375
Square Enix Company, Ltd. (L)	20,500	465,865
SRA Holdings, Inc.	3,400	45,722
ST Corp.	3,700	36,291
St. Marc Holdings Company, Ltd.	2,800	129,989

43

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Star Micronics Company, Ltd.	17,300	200,849
Starbucks Coffee Japan, Ltd.	11,100	129,719
Starts Corp., Inc.	8,000	109,175
Starzen Company, Ltd.	27,000	72,792
Stella Chemifa Corp.	3,800	52,020
Step Company, Ltd.	2,000	15,440
Studio Alice Company, Ltd.	2,700	36,126
Sugimoto & Company, Ltd.	300	2,831
Sumida Corp.	2,600	13,535
Suminoe Textile Company, Ltd.	12,000	35,634
Sumitomo Bakelite Company, Ltd.	61,000	230,885
Sumitomo Densetsu Company, Ltd.	5,900	85,409
Sumitomo Mitsui Company, Ltd. (I)	34,000	36,577
Sumitomo Osaka Cement Company, Ltd.	125,000	483,068
Sumitomo Precision Products Company, Ltd.	9,000	36,607
Sumitomo Real Estate Sales Company, Ltd.	3,500	104,787
Sumitomo Seika Chemicals Company, Ltd.	19,000	158,148
Sumitomo Warehouse Company, Ltd.	43,952	220,646
Sun-wa Technos Corp.	400	3,341
Suncall Corp.	5,000	31,885
SWCC Showa Holdings Company, Ltd. (I)	87,000	86,444
Systena Corp.	6,400	47,920
T Rad Company, Ltd.	27,000	77,198
T&K Toka Company, Ltd.	4,800	104,251
T-Gaia Corp.	1,100	10,594
T. Hasegawa Company, Ltd.	5,800	83,769
Tachi-S Company, Ltd.	9,800	143,184
Tachibana Eletech Company, Ltd.	2,700	35,292
Tadano, Ltd.	22,000	286,599
Taihei Dengyo Kaisha, Ltd.	7,000	48,313
Taiheiyo Kouhatsu, Inc.	8,000	11,031
Taiho Kogyo Company, Ltd.	6,200	61,524
Taikisha, Ltd.	8,700	178,943
Taiko Bank, Ltd.	28,000	55,718
Taiko Pharmaceutical Company, Ltd.	1,000	21,858
Taisei Lamick Company, Ltd.	1,100	28,708
Taiyo Holdings Company, Ltd.	2,800	90,643
Taiyo Yuden Company, Ltd. (L)	27,700	343,440
Takagi Securities Company, Ltd.	16,000	52,869
Takamatsu Corp.	3,400	57,966
Takano Company, Ltd.	2,000	10,549
Takaoka Toko Holdings Company, Ltd.	1,970	32,105
Takara Holdings, Inc.	14,000	108,161
Takara Leben Company, Ltd.	6,100	18,031
Takara Standard Company, Ltd.	29,000	213,261
Takasago International Corp.	33,000	197,507
Takasago Thermal Engineering Company, Ltd.	20,600	209,408
Takashima & Company, Ltd.	16,000	37,984
Take and Give Needs Company, Ltd.	2,480	52,545
Takeei Corp.	5,000	45,344
Takeuchi Manufacturing Company, Ltd.	5,200	144,650
Takihyo Company, Ltd.	4,000	15,975
Takiron Company, Ltd.	19,000	82,568
Takisawa Machine Tool Company, Ltd.	12,000	18,010
Takuma Company, Ltd.	18,000	147,359
Tamron Company, Ltd.	5,800	144,011

44

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Tamura Corp.	24,000	67,178
Tanseisha Company, Ltd.	5,200	24,311
Tatsuta Electric Wire & Cable Company, Ltd.	12,300	72,166
Tayca Corp.	3,000	8,596
TBK Company, Ltd.	6,000	31,779
Techno Medica Company, Ltd.	1,500	31,232
Tecmo Koei Holdings Company, Ltd.	5,200	64,004
Teikoku Electric Manufacturing Company, Ltd. (L)	3,100	91,617
Teikoku Sen-I Company, Ltd.	6,000	91,013
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,981
Tekken Corp. (I)(L)	68,000	177,231
tella, Inc. (I)	1,600	31,607
Temp Holdings Company, Ltd.	2,600	76,879
Tenma Corp.	2,100	26,634
The 77th Bank, Ltd.	47,000	207,055
The Chiba Kogyo Bank, Ltd. (I)	17,100	109,238
The Daiei, Inc. (I)	24,700	76,602
The Hokkoku Bank, Ltd.	98,000	324,361
The Hyakugo Bank, Ltd.	82,000	312,775
The Kiyo Bank, Ltd. (I)	10,139	126,327
The Mie Bank, Ltd.	36,000	76,557
The Monogatari Corp. (L)	1,100	33,462
The Nanto Bank, Ltd.	67,000	238,244
The Pack Corp.	5,700	105,559
The San-in Godo Bank, Ltd.	53,000	351,288
The Shimane Bank, Ltd.	200	2,576
The Yachiyo Bank, Ltd.	5,600	144,920
Tigers Polymer Corp.	2,000	8,584
TKC Corp.	7,100	131,645
TOA Construction Corp. (I)	61,000	123,373
TOA Corp.	8,000	77,281
TOA Oil Company, Ltd.	14,000	23,209
TOA Road Corp.	15,000	64,085
Toabo Corp.	9,000	6,383
Toagosei Company, Ltd.	70,000	292,397
Tobishima Corp. (I)	40,900	60,944
Tobu Store Company, Ltd.	8,000	20,144
TOC Company, Ltd.	19,000	137,931
Tocalo Company, Ltd.	4,500	74,810
Tochigi Bank, Ltd.	44,000	161,320
Toda Corp.	59,000	187,311
Toda Kogyo Corp.	19,000	48,290
Toei Animation Company, Ltd.	500	13,679
Toei Company, Ltd.	23,000	135,040
Toenec Corp.	13,000	74,555
Toho Bank, Ltd.	77,000	227,504
Toho Company, Ltd.	16,000	56,311
Toho Holdings Company, Ltd.	15,000	309,694
Toho Titanium Company, Ltd. (L)	10,300	62,999
Toho Zinc Company, Ltd.	47,000	157,253
Tohoku Bank, Ltd.	34,000	50,198
Tohokushinsha Film Corp.	3,700	34,453
Tohto Suisan Company, Ltd.	5,000	10,895
Tokai Carbon Company, Ltd.	68,000	207,167
Tokai Corp.	2,800	79,927
Tokai Holdings Corp.	20,200	65,979

45

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Tokai Lease Company, Ltd.	3,000	5,724
Tokai Rika Company, Ltd.	6,800	121,418
Tokai Rubber Industries, Ltd.	12,000	118,711
Token Corp. (I)	2,050	90,366
Tokushu Tokai Paper Company, Ltd.	36,000	75,116
Tokuyama Corp.	113,000	412,873
Tokyo Derica Company, Ltd.	900	12,536
Tokyo Dome Corp.	38,000	222,881
Tokyo Electron Device, Ltd.	800	12,362
Tokyo Energy & Systems, Inc.	4,000	17,992
Tokyo Keiki, Inc.	28,000	83,245
Tokyo Ohka Kogyo Company, Ltd.	7,200	151,225
Tokyo Rakutenchi Company, Ltd.	6,000	27,512
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	43,083
Tokyo Sangyo Company, Ltd.	3,500	13,347
Tokyo Seimitsu Company, Ltd.	11,500	236,997
Tokyo Steel Manufacturing Company, Ltd. (I)	35,200	179,523
Tokyo Tekko Company, Ltd.	20,000	81,321
Tokyo Theatres Company, Inc.	31,000	45,772
Tokyo Tomin Bank, Ltd.	13,400	134,416
Tokyu Construction Company, Ltd. (I)(L)	14,350	56,203
Tokyu Recreation Company, Ltd.	4,000	22,895
Toli Corp.	7,000	14,004
Tomato Bank, Ltd.	38,000	63,590
Tomen Electronics Corp.	3,200	51,991
Tomoe Corp.	4,400	18,018
Tomoe Engineering Company, Ltd.	1,500	24,088
Tomoku Company, Ltd.	15,000	46,279
TOMONY Holdings, Inc.	60,600	231,252
Tomy Company, Ltd.	21,500	94,540
Tonami Holdings Company, Ltd.	13,000	25,083
Topcon Corp.	1,900	28,227
Toppan Forms Company, Ltd.	17,500	151,156
Topre Corp.	13,500	166,013
Topy Industries, Ltd.	70,000	119,977
Toridoll Corp.	4,000	36,899
Torigoe Company, Ltd.	2,300	16,012
Torii Pharmaceutical Company, Ltd.	1,700	62,085
Torishima Pump Manufacturing Company, Ltd.	8,100	103,414
Tosei Corp.	9,200	58,365
Toshiba Machine Company, Ltd.	32,000	159,001
Toshiba Plant Systems & Services Corp.	13,000	170,594
Toshiba TEC Corp.	43,000	283,894
Tosho Company, Ltd.	1,000	17,893
Tosho Printing Company, Ltd.	15,000	64,292
Totetsu Kogyo Company, Ltd.	6,800	133,669
Tottori Bank, Ltd.	25,000	44,070
Towa Bank, Ltd.	85,000	82,931
Towa Corp.	4,400	22,139
Towa Pharmaceutical Company, Ltd.	3,500	160,391
Toyo Construction Company, Ltd.	23,300	76,922
Toyo Corp.	10,400	103,034
Toyo Electric Manufacturing Company, Ltd.	6,000	20,444
Toyo Engineering Corp.	34,000	157,561
Toyo Ink Manufacturing Company, Ltd.	61,000	279,507
Toyo Kanetsu KK	33,000	92,206

46

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Toyo Kohan Company, Ltd.	16,000	77,798
Toyo Securities Company, Ltd.	22,000	76,960
Toyo Tanso Company, Ltd.	3,700	79,217
Toyo Tire & Rubber Company, Ltd.	54,000	393,942
Toyo Wharf & Warehouse Company, Ltd.	27,000	56,771
Toyobo Company, Ltd.	277,064	480,648
TPR Company, Ltd.	6,300	106,076
Trancom Company, Ltd.	2,100	74,238
Transcosmos, Inc.	6,900	150,236
Trusco Nakayama Corp.	5,900	139,035
TSI Holdings Company, Ltd.	30,505	180,066
Tsubakimoto Chain Company, Ltd.	44,000	377,225
Tsudakoma Corp. (I)	9,000	14,391
Tsugami Corp.	21,000	129,671
Tsukishima Kikai Company, Ltd.	6,000	64,181
Tsukuba Bank, Ltd.	31,500	114,949
Tsukui Corp.	9,400	88,522
Tsurumi Manufacturing Company, Ltd.	5,000	64,025
Tsutsumi Jewelry Company, Ltd.	900	20,383
TV Tokyo Holdings Corp.	800	12,617
U-Shin, Ltd. (L)	6,300	41,277
UACJ Corp. (I)	59,718	229,104
Uchida Yoko Company, Ltd.	11,000	30,723
UKC Holdings Corp.	4,100	70,345
ULVAC, Inc. (I)	13,800	284,459
Uniden Corp. (I)	7,000	19,160
Union Tool Company, Ltd.	3,700	88,214
Unipres Corp.	11,700	212,791
United Arrows, Ltd.	3,900	129,387
Universal Entertainment Corp.	8,000	139,451
UNY Group Holdings Company, Ltd. (L)	75,500	449,318
Uoriki Company, Ltd.	1,800	25,504
Usen Corp. (I)	39,190	115,834
Ushio, Inc.	6,400	80,642
UT Holdings Company, Ltd. (L)	8,400	44,052
Utoc Corp.	4,300	15,514
Valor Company, Ltd.	11,100	139,978
Village Vanguard Company, Ltd.	500	6,146
Vital KSK Holdings, Inc.	10,900	73,518
VT Holdings Company, Ltd.	5,000	81,600
Wacoal Holdings Corp.	34,000	361,819
Wacom Company, Ltd. (L)	38,300	234,354
Wakachiku Construction Company, Ltd. (I)	23,000	30,857
Wakita & Company, Ltd.	12,000	134,262
Warabeya Nichiyo Company, Ltd.	4,200	79,575
Watabe Wedding Corp.	800	5,186
WATAMI Company, Ltd. (L)	5,800	84,486
Weathernews, Inc.	4,200	103,871
Welcia Holdings Company, Ltd.	2,500	140,373
Wellnet Corp.	100	1,715
West Holdings Corp.	6,400	75,791
Wood One Company, Ltd.	8,000	25,638
Wowow, Inc.	2,200	75,155
Xebio Company, Ltd.	6,700	122,329
Y A C Company, Ltd.	900	5,063
Yahagi Construction Company, Ltd.	4,700	42,949

47

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Japan (continued)

Yaizu Suisankagaku Industry Company, Ltd.	1,700	15,683
Yamabiko Corp.	2,100	76,121
Yamagata Bank, Ltd.	49,000	187,802
Yamanashi Chuo Bank, Ltd.	54,255	223,859
Yamatane Corp.	35,000	53,778
Yamaya Corp.	1,000	20,264
Yamazawa Company, Ltd.	100	1,494
Yamazen Corp.	18,000	104,579
Yaoko Company, Ltd.	2,700	117,354
Yasuda Warehouse Company, Ltd.	6,200	61,282
Yellow Hat, Ltd.	4,400	84,214
Yodogawa Steel Works, Ltd.	34,825	145,303
Yokogawa Bridge Corp.	10,000	126,545
Yokohama Reito Company, Ltd.	13,400	106,709
Yokowo Company, Ltd.	2,800	14,727
Yomeishu Seizo Company, Ltd.	3,000	25,927
Yomiuri Land Company, Ltd.	3,000	17,203
Yondenko Corp.	1,000	3,552
Yondoshi Holdings, Inc.	7,200	111,832
Yorozu Corp.	4,900	99,048
Yuasa Funashoku Company, Ltd.	4,000	10,442
Yuasa Trading Company, Ltd.	52,000	106,649
Yuken Kogyo Company, Ltd.	20,000	44,441
Yurtec Corp.	8,000	26,757
Yusen Logistics Company, Ltd.	5,900	79,058
Yushin Precision Equipment Company, Ltd.	1,900	45,740
Yushiro Chemical Industry Company, Ltd.	3,000	29,945
Yutaka Giken Company, Ltd.	1,000	22,727
Zappallas, Inc.	800	5,539
Zenrin Company, Ltd.	10,100	95,948
Zensho Holdings Company, Ltd. (L)	13,600	146,060
Zeria Pharmaceutical Company, Ltd.	4,400	95,948
Zojirushi Corp.	7,000	23,207
Zuken, Inc.	2,300	17,930

Jersey, Channel Islands 0.2%		1,451,257

Atrium European Real Estate, Ltd. (I)	30,289	183,828
Centamin PLC (I)	143,174	132,011
Heritage Oil, Ltd. (I)	54,071	228,754
Petra Diamonds, Ltd. (I)	119,446	315,743
Phoenix Group Holdings	47,031	590,921

Liechtenstein 0.1%		391,786

Liechtensteinische Landesbank AG	4,351	214,422
Verwaltungs & Privat Bank AG	1,639	177,364

Luxembourg 0.3%		1,851,007

APERAM (I)	16,385	366,613
AZ Electronic Materials SA	13,605	90,900
Elcoteq SE (I)	353	0
Eurofins Scientific	1,523	444,461
GAGFAH SA (I)	7,615	115,699
L'occitane International Sa	23,250	51,201
Orco Property Group SA (I)	3,084	6,937
Regus PLC	190,277	742,123
Sword Group	1,316	33,073

48

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Malaysia 0.0%		101,692

Nam Cheong, Ltd.	379,000	101,692

Malta 0.1%		497,377

Unibet Group PLC	10,144	497,377

Mauritius 0.0%		125,277

Essar Energy PLC (I)	110,587	125,277

Monaco 0.0%		52,597

Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	52,597

Mongolia 0.0%		61,914

Mongolian Mining Corp. (I)	515,500	61,914

Netherlands 2.2%		13,602,705

Aalberts Industries NV	34,977	1,179,603
Accell Group	6,438	128,560
AMG Advanced Metallurgical Group NV (I)	12,164	120,115
Amsterdam Commodities NV	5,873	137,617
Arcadis NV	22,632	854,344
ASM International NV	19,360	748,728
BE Semiconductor Industries NV	13,618	191,306
Beter Bed Holding NV	4,794	114,790
BinckBank NV	28,602	327,032
Brunel International NV	4,132	261,573
Corbion NV	12,536	281,800
Delta Lloyd NV	68,633	1,955,085
DOCdata NV	350	7,879
Exact Holdings NV	4,319	162,151
Grontmij (I)(L)	25,109	125,129
Heijmans NV (L)	7,985	155,932
Hunter Douglas NV	368	17,187
KAS Bank NV	2,828	38,848
Kendrion NV	2,407	83,145
Koninklijke BAM Groep NV	120,060	713,443
Koninklijke Ten Cate NV (L)	9,700	320,624
Koninklijke Wessanen NV	32,316	158,128
Macintosh Retail Group NV	3,311	36,630
Nederlandsche Apparatenfabriek (NEDAP) NV	765	31,781
Nutreco NV	25,711	1,171,033
Ordina NV (I)	29,382	82,157
PostNL NV (I)	171,562	816,984
Royal Imtech NV (I)(L)	44,879	122,779
SBM Offshore NV (I)	66,552	1,027,877
Sligro Food Group NV (L)	6,842	280,269
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	4,667	46,328
TKH Group NV	11,249	393,712
TomTom NV (I)	63,002	404,480
Unit4 NV	10,814	575,807
USG People NV	27,063	512,840
Van Lanschot NV (I)	651	17,009

New Zealand 1.1%		6,395,358

A2 Corp., Ltd. (I)	105,902	83,729
Air New Zealand, Ltd.	135,157	201,379
Bathurst Resources New Zealand, Ltd. (I)	44,863	2,906

49

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

New Zealand (continued)

Chorus, Ltd.	135,559	173,505
Ebos Group, Ltd.	26,058	218,828
Fisher & Paykel Healthcare Corp.	181,042	609,112
Freightways, Ltd.	51,124	207,202
Hallenstein Glasson Holdings, Ltd.	19,805	51,614
Hellaby Holdings, Ltd.	15,508	40,987
Infratil, Ltd.	176,060	324,853
Kathmandu Holdings, Ltd.	64,785	178,169
Mainfreight, Ltd.	24,727	266,390
Metlifecare, Ltd.	31,669	110,163
Michael Hill International, Ltd.	43,259	49,680
New Zealand Oil & Gas, Ltd.	50,250	33,299
New Zealand Refining Company, Ltd. (L)	20,150	29,562
Nuplex Industries, Ltd.	75,775	214,270
NZX, Ltd.	80,835	86,815
Pacific Edge, Ltd. (I)	105,378	141,730
PGG Wrightson, Ltd.	18,780	7,006
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	189,870
Pumpkin Patch, Ltd. (I)	30,500	16,636
Restaurant Brands New Zealand, Ltd.	35,586	87,556
Ryman Healthcare, Ltd. (L)	110,518	731,755
Sanford, Ltd.	6,681	25,217
Sky Network Television, Ltd.	132,251	678,751
SKYCITY Entertainment Group, Ltd.	176,425	581,194
Steel & Tube Holdings, Ltd.	23,995	63,368
Tower, Ltd.	32,655	43,814
Trade Me Group, Ltd.	118,272	385,063
TrustPower, Ltd.	8,544	46,581
Vector, Ltd.	64,856	132,804
Warehouse Group, Ltd.	34,757	101,726
Xero, Ltd. (I)(L)	8,310	279,824

Norway 0.9%		5,471,176

ABG Sundal Collier Holding ASA (I)	54,697	47,767
AF Gruppen ASA	3,241	38,865
Agasti Holding ASA (I)(L)	30,000	9,488
American Shipping ASA (I)	3,381	22,979
Atea ASA	19,573	209,346
Austevoll Seafood ASA	25,846	152,990
Bonheur ASA	2,190	44,453
BW Offshore, Ltd.	121,482	150,530
BWG Homes ASA (I)	17,486	31,724
Cermaq ASA	10,587	116,841
Det Norske Oljeselskap ASA (I)	17,895	193,971
DOF ASA (I)	10,345	50,715
Ekornes ASA	6,571	98,686
Electromagnetic GeoServices ASA (I)	25,871	31,925
Eltek ASA	32,294	39,487
Evry ASA	10,907	18,519
Farstad Shipping ASA	4,400	93,282
Ganger Rolf ASA	2,018	39,682
Grieg Seafood ASA (I)	14,124	52,664
Hexagon Composites ASA	19,438	80,142
Hurtigruten ASA (I)	81,734	67,332
Kongsberg Automotive Holding ASA (I)	126,594	119,029

50

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Norway (continued)

Kvaerner ASA	35,560	76,280
Leroy Seafood Group ASA	6,448	200,373
Nordic Semiconductor ASA (I)	30,077	183,540
Norske Skogindustrier ASA (I)	24,491	21,271
Norwegian Air Shuttle AS (I)(L)	6,162	264,153
Odfjell ASA (I)	7,780	49,839
Olav Thon Eiendomsselskap ASA	383	67,240
Opera Software ASA	17,346	235,128
Panoro Energy ASA (I)	86,556	45,224
PhotoCure ASA (I)	1,408	5,323
Q-Free ASA (I)	7,500	17,586
REC Silicon ASA (I)	545,314	403,753
Salmar ASA (I)	8,598	111,250
Sevan Drilling AS (I)	61,510	42,040
Sevan Marine ASA (I)	4,751	20,130
Siem Offshore, Inc. (I)	37,522	58,067
Solstad Offshore ASA	3,000	56,177
SpareBank 1 SR-Bank ASA	41,945	436,302
Sparebanken 1 SMN	17,803	170,466
Storebrand ASA (I)	58,509	369,443
Tomra Systems ASA	36,346	339,079
TTS Group ASA	6,770	7,098
Vard Holdings, Ltd. (I)	155,000	112,062
Veidekke ASA	18,443	162,042
Wilh Wilhelmsen Holding ASA	17,587	169,767
Wilh Wilhelmsen Holding ASA, Class A	4,200	137,126

Portugal 0.9%		5,563,788

Altri SGPS SA	44,909	175,712
Banco BPI SA (I)(L)	131,340	308,978
Banco Comercial Portugues SA (I)	7,246,802	1,960,562
Banco Espirito Santo SA (I)(L)	287,235	557,800
Mota Engil SGPS SA	22,829	161,578
Novabase SGPS SA	2,054	10,176
Portucel - Empresa Produtora de Pasta e Papel SA	66,599	295,917
Redes Energeticas Nacionais SA	97,339	369,776
Semapa-Sociedade de Investimento & Gestao	29,810	422,852
Sonae Industria SGPS SA (I)	4,886	5,344
Sonae SGPS SA	371,043	666,734
Teixeira Duarte SA	37,298	56,041
ZON OPTIMUS SGPS SA	73,271	572,318

Russia 0.0%		7,388

Exillon Energy PLC (I)	2,774	7,388

Singapore 1.5%		8,853,478

Amara Holdings, Ltd.	80,000	32,850
Amtek Engineering, Ltd.	52,000	21,757
ASL Marine Holdings, Ltd.	3,000	1,658
Ausgroup, Ltd. (I)(L)	176,000	34,762
Baker Technology, Ltd.	101,000	24,743
Banyan Tree Holdings, Ltd.	78,000	37,882
Biosensors International Group, Ltd.	291,000	224,250
Bonvests Holdings, Ltd.	36,400	34,057
Boustead Singapore, Ltd.	94,000	128,809
Breadtalk Group, Ltd.	38,000	28,843

51

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Singapore (continued)

Broadway Industrial Group, Ltd. (I)	18,000	3,414
Bukit Sembawang Estates, Ltd. (L)	51,000	216,107
Cape PLC	38,567	183,813
CH Offshore, Ltd.	50,000	16,185
China Aviation Oil Singapore Corp., Ltd.	72,000	50,888
China Merchants Holdings Pacific, Ltd.	41,000	30,219
Chip Eng Seng Corp., Ltd.	216,000	127,074
Chuan Hup Holdings, Ltd.	78,000	15,686
Cityspring Infrastructure Trust	277,000	100,566
Cosco Corp. Singapore, Ltd. (L)	337,000	183,646
Creative Technology, Ltd. (L)	7,050	11,128
CSE Global, Ltd.	168,000	82,202
CWT, Ltd.	93,000	96,903
Elec & Eltek International Company, Ltd.	5,000	8,250
Eu Yan Sang International, Ltd.	93,000	60,842
Ezion Holdings, Ltd.	246,000	437,359
Ezra Holdings, Ltd. (I)	284,800	239,783
Falcon Energy Group, Ltd.	32,000	8,588
Far East Orchard, Ltd.	64,594	83,173
FJ Benjamin Holdings, Ltd.	5,000	767
Food Empire Holdings, Ltd.	43,800	15,571
Fragrance Group, Ltd.	200,000	34,742
Gallant Venture, Ltd. (I)	264,000	62,577
GMG Global, Ltd.	1,234,000	87,678
Goodpack, Ltd.	148,000	214,875
Guocoland, Ltd.	37,000	64,257
GuocoLeisure, Ltd.	197,000	130,640
Healthway Medical Corp, Ltd. (I)	336,375	18,040
Hi-P International, Ltd.	51,000	21,763
Hiap Hoe, Ltd.	38,000	26,269
Ho Bee Investment, Ltd.	88,000	152,232
Hong Fok Corp., Ltd.	137,760	76,713
Hong Leong Asia, Ltd.	46,000	48,665
Hotel Grand Central, Ltd.	11,000	9,436
Hotel Properties, Ltd.	74,100	174,321
HTL International Holdings, Ltd.	24,000	5,121
Hwa Hong Corp., Ltd.	55,000	12,808
Hyflux, Ltd.	187,000	177,008
Indofood Agri Resources, Ltd.	207,000	142,263
Innotek, Ltd.	16,000	3,977
Jaya Holdings, Ltd.	181,000	110,022
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	29,107
K-Green Trust	123,000	97,554
K1 Ventures, Ltd.	273,000	43,050
Keppel Telecommunications & Transportation, Ltd.	30,000	42,979
LCD Global Investments, Ltd.	68,000	7,355
Lian Beng Group, Ltd.	132,000	56,277
Low Keng Huat Singapore, Ltd. (I)	64,000	35,126
Manhattan Resources, Ltd. (I)	34,000	10,704
Mercator Lines Singapore, Ltd. (I)	70,000	5,797
Metro Holdings, Ltd.	53,600	35,746
Mewah International, Inc.	57,000	21,165
Midas Holdings, Ltd.	382,000	140,183
NSL, Ltd.	29,000	42,773
Oceanus Group, Ltd. (I)	142,000	2,018
OM Holdings, Ltd. (I)	23,407	10,135

52

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Singapore (continued)

OSIM International, Ltd. (L)	68,000	129,888
Otto Marine, Ltd. (I)	223,500	15,017
OUE, Ltd.	121,000	224,754
Pan-United Corp., Ltd.	78,000	56,963
Petra Foods, Ltd.	46,000	130,964
Popular Holdings, Ltd.	41,000	7,447
QAF, Ltd.	65,391	42,605
Raffles Education Corp., Ltd. (I)	295,233	64,111
Raffles Medical Group, Ltd.	13,326	33,879
REC Solar ASA (I)	9,401	184,471
Rickmers Maritime	215,000	49,204
Rotary Engineering, Ltd.	100,000	50,584
S I2I, Ltd. (I)	316,000	2,234
SBS Transit, Ltd.	20,500	19,813
See Hup Seng, Ltd.	84,000	20,934
Sheng Siong Group, Ltd.	103,000	49,594
Sim Lian Group, Ltd.	69,447	44,402
Sinarmas Land, Ltd.	417,000	158,207
Sing Holdings, Ltd.	79,000	22,455
Singapore Post, Ltd.	446,784	465,571
Singapore Reinsurance Corp., Ltd.	47,000	10,264
SMRT Corp., Ltd. (L)	270,000	218,330
Stamford Land Corp., Ltd.	196,000	89,663
SunVic Chemical Holdings, Ltd. (I)	41,000	22,362
Super Coffeemix Manufacturing, Ltd.	38,000	110,761
Swiber Holdings, Ltd. (I)	171,000	87,895
Tat Hong Holdings, Ltd.	139,000	80,701
Technovator International, Ltd. (I)	30,000	15,839
The Hour Glass, Ltd.	5,000	6,470
Tiong Woon Corp. Holding, Ltd.	51,000	12,086
Triyards Holdings, Ltd. (I)	14,680	7,530
Tuan Sing Holdings, Ltd.	307,635	75,334
UMS Holdings, Ltd.	26,000	13,447
United Engineers, Ltd.	178,000	255,673
United Envirotech, Ltd.	126,000	123,366
UOB-Kay Hian Holdings, Ltd.	128,000	166,215
UPP Holdings, Ltd.	136,000	27,371
Venture Corp., Ltd.	93,000	554,061
Vibrant Group, Ltd.	359,012	28,899
Vicom, Ltd.	4,000	18,341
Wee Hur Holdings, Ltd.	102,000	27,363
Wing Tai Holdings, Ltd.	176,817	258,315
XP Power, Ltd.	3,050	86,827
Yeo Hiap Seng, Ltd.	8,834	15,198
Yongnam Holdings, Ltd.	393,000	72,919

Spain 1.5%		8,814,036

Abengoa SA (I)	8,068	46,851
Abengoa SA, B Shares	37,590	177,443
Acciona SA (L)	6,338	503,038
Acerinox SA	17,777	258,239
Adveo Group International SA	3,164	73,306
Almirall SA	11,220	197,194
Atresmedia Corp de Medios de Comunicaion SA (I)	13,341	236,773
Azkoyen SA (I)	2,428	10,051
Banco Popular Espanol SA (I)	4,789	34,343

53

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Spain (continued)

Bankinter SA	96,106	775,818
Baron de Ley SA (I)	599	63,314
Bolsas y Mercados Espanoles SA	13,614	566,478
Caja de Ahorros del Mediterraneo (I)	1,684	0
Campofrio Food Group SA (I)	5,099	48,496
Cementos Portland Valderrivas SA (I)	1,810	20,029
Cie Automotive SA	5,887	63,549
Construcciones & Auxiliar de Ferrocarriles SA	318	169,290
Deoleo SA (I)	129,706	70,652
Duro Felguera SA	9,165	59,496
Ebro Foods SA	16,205	356,574
EDP Renovaveis SA (I)	28,214	182,059
Elecnor SA	5,499	81,110
Ence Energia y Celulosa SA	35,518	118,819
Ercros SA (I)	14,570	10,209
Faes Farma SA	58,939	214,008
Fluidra SA	1,792	7,160
Fomento de Construcciones y Contratas SA (I)	10,967	249,226
Gamesa Corporacion Tecnologica SA (I)	44,100	495,033
Grupo Catalana Occidente SA	8,464	338,542
Grupo Ezentis SA (I)	16,691	30,841
Iberpapel Gestion SA (I)	1,271	27,193
Indra Sistemas SA	22,106	404,922
Laboratorios Farmaceuticos Rovi SA	1,848	25,379
Mediaset Espana Comunicacion SA (I)	37,483	447,925
Melia Hotels International SA (L)	10,504	133,169
Miquel y Costas SA	1,538	63,483
Natra SA (I)	5,612	17,119
NH Hoteles SA (I)	24,006	159,664
Obrascon Huarte Lain SA	9,204	404,835
Papeles y Cartones de Europa SA	7,789	41,758
Pescanova SA (I)	2,188	0
Prim SA	1,511	11,800
Promotora de Informaciones SA (I)	83,455	50,675
Prosegur Cia de Seguridad SA	29,600	174,038
Realia Business SA (I)	2,646	4,427
Sacyr SA (I)	31,089	187,960
Tecnicas Reunidas SA	6,073	336,294
Telecomunicaciones y Energia (I)	4,417	8,232
Tubacex SA (I)	21,240	85,992
Tubos Reunidos SA (I)	24,778	65,890
Vidrala SA (I)	2,768	141,061
Viscofan SA	8,086	415,251
Vocento SA (I)	6,333	17,361
Zeltia SA (I)	33,571	131,667

Sweden 3.9%		23,703,819

AarhusKarlshamn AB	7,379	494,559
Acando AB	15,025	35,053
Addtech AB	15,309	244,112
AF AB	13,419	478,695
Atrium Ljungberg AB, B Shares	8,549	130,198
Avanza Bank Holding AB	3,081	121,480
Axfood AB	6,562	373,206
Axis Communications AB (L)	11,764	409,714
B&B Tools AB	7,855	152,981

54

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Sweden (continued)

BE Group AB (I)	8,608	15,688
Beijer AB G&L	4,345	87,567
Beijer Alma AB	5,177	140,850
Beijer Electronics AB	1,967	21,464
Betsson AB (I)(L)	9,301	303,057
Bilia AB	7,550	236,369
BillerudKorsnas AB	53,475	744,893
BioGaia AB	2,610	86,110
Bjoern Borg AB (I)	3,904	16,402
Bure Equity AB (I)	24,662	109,174
Byggmax Group AB	13,266	105,424
Castellum AB	46,931	821,153
Cision AB	1,363	10,998
Clas Ohlson AB, Series B	14,703	278,928
Cloetta AB (I)(L)	61,978	222,053
Concordia Maritime AB	748	1,522
Connecta AB	1,023	6,129
Dios Fastigheter Ab	20,611	164,727
Doro AB	8,530	65,674
Duni AB	11,291	156,513
East Capital Explorer AB (I)	1,176	10,125
Enea AB (I)	2,038	17,806
Eniro AB (I)	37,097	378,620
Fabege AB	44,517	618,327
Fagerhult AB	600	25,872
Fastighets AB Balder - B Shares (I)	14,300	183,912
Gunnebo AB	14,001	80,052
Haldex AB	14,193	143,282
Hexpol AB	7,107	640,425
HIQ International AB (I)	11,691	75,090
Holmen AB, Series B, Series B	18,699	699,738
Hufvudstaden AB, Class A	3,446	51,707
Husqvarna AB, A Shares	2,807	18,923
Husqvarna AB, B Shares	70,384	475,331
ICA Gruppen AB (I)	1,076	37,631
Industrial & Financial Systems AB	6,980	193,554
Indutrade AB	6,487	309,150
Intrum Justitia AB	23,419	682,477
JM AB	21,352	700,845
KappAhl Holding AB (I)	22,127	144,790
Karolinska Development Ab (I)	11,601	51,212
Klovern AB	7,293	40,712
KNOW IT AB	3,226	34,639
Kungsleden AB	48,476	417,931
Lagercrantz AB	4,000	82,560
Lindab International AB (I)	23,667	303,554
Loomis AB	18,745	459,970
Meda AB, Series A	61,591	928,056
Medivir AB (I)(L)	11,625	208,386
Mekonomen AB	5,842	147,560
Micronic Laser Systems AB (I)	30,882	77,961
Modern Times Group AB, B Shares	15,580	740,762
Munksjo Oyj (I)	1,224	10,104
NCC AB, A Shares	1,425	49,780
NCC AB, B Shares	27,323	950,715
Net Entertainment NE AB (I)	6,893	176,142

55

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Sweden (continued)

Net Insight AB (I)	50,000	13,270
New Wave Group AB	16,778	112,388
Nibe Industrier AB	27,668	749,702
Nobia AB	39,901	360,756
Nolato AB	8,544	197,295
Nordnet AB	29,572	124,523
OEM International AB	8,427	138,078
PA Resources AB (I)	1,101	1,784
Peab AB	63,290	431,066
Pricer AB	42,894	41,473
Proact IT Group AB	930	13,543
Proffice AB	22,512	88,457
Ratos AB	37,753	351,216
Readsoft AB	578	1,722
Rezidor Hotel Group AB (I)	23,503	171,134
rnb Retail and Brands AB (I)	3,483	9,433
Saab AB	22,782	630,046
SAS AB (I)(L)	58,109	162,200
Sectra AB, B Shares (I)	421	5,385
Securitas AB, Series B	96,335	1,060,280
Semcon AB	4,321	44,793
SkiStar AB, Series B	4,288	56,497
SSAB AB, Series A (L)	49,522	390,248
SSAB AB, Series B (L)	22,810	160,412
Sweco AB	6,993	115,690
Swedish Orphan Biovitrum AB (I)	42,739	564,458
Swedol AB	662	2,095
Systemair AB	2,065	40,798
TradeDoubler AB (I)	9,405	25,816
Transmode Holding AB	2,020	33,677
Trelleborg AB, Series B	19,868	391,201
Vitrolife AB	3,570	56,066
Wallenstam AB	26,871	444,037
Wihlborgs Fastigheter AB	25,678	511,886

Switzerland 4.9%		29,416,349

Advanced Digital Broadcast Holdings SA (I)	310	5,005
AFG Arbonia-Forster Holding AG (I)	7,238	233,512
Allreal Holding AG (I)	5,054	706,562
Alpiq Holding AG (I)	165	23,476
ALSO Holding AG (I)	779	43,633
APG SGA SA	695	221,001
Ascom Holding AG	11,296	236,782
Autoneum Holding AG (I)	1,210	215,482
Bachem Holding AG (I)	525	28,539
Bank Coop AG	2,190	112,657
Banque Cantonale de Geneve	333	87,444
Banque Privee Edmond de Rothschild SA	1	17,950
Basilea Pharmaceutica (I)	680	99,934
Belimo Holding AG	173	471,827
Bell AG	43	118,505
Bellevue Group AG	887	16,255
Berner Kantonalbank AG	992	240,706
BKW AG	2,448	81,974
Bobst Group AG (I)	3,755	150,356
Bossard Holding AG	1,107	270,222

56

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Switzerland (continued)

Bucher Industries AG	1,985	607,245
Burckhardt Compression Holding AG	598	311,130
Burkhalter Holding AG	575	49,660
Carlo Gavazzi Holding AG	76	19,252
Charles Voegele Holding AG (I)	1,112	13,909
Cie Financiere Tradition SA (I)	106	5,603
Clariant AG (I)	41,950	858,014
Coltene Holding AG (I)	816	45,908
Conzzeta Holding AG	69	188,042
Daetwyler Holding AG	1,515	233,297
Dufry AG (I)	7,421	1,257,389
EFG International AG (I)	18,524	252,550
Emmi AG (I)	687	242,043
Energiedienst Holding AG	1,013	35,175
Ferrexpo PLC	47,434	121,307
Flughafen Zuerich AG	1,382	876,640
Forbo Holding AG (I)	456	409,233
GAM Holding AG (I)	62,411	1,101,431
Gategroup Holding AG (I)	5,095	165,366
Georg Fischer AG (I)	1,373	1,099,330
Gurit Holding AG (I)	165	95,590
Helvetia Patria Holding AG	2,098	1,088,192
Highlight Communications AG (I)	4,309	23,847
Huber & Suhner AG	2,155	121,655
Implenia AG (I)	4,985	377,597
Inficon Holding AG (I)	702	273,086
Informa PLC	188,246	1,645,929
Interroll Holding AG (I)	107	67,755
Intershop Holdings	427	163,613
Jungfraubahn Holding AG	486	38,704
Kaba Holding AG (I)	502	249,870
Kardex AG (I)	2,606	115,206
Komax Holding AG (I)	1,491	235,449
Kudelski SA	16,563	233,256
Kuoni Reisen Holding AG (I)	1,281	544,547
LEM Holding SA	295	236,438
LifeWatch AG (I)	1,457	13,869
Logitech International SA	40,549	647,016
Lonza Group AG (I)	18,240	1,924,909
Luzerner Kantonalbank AG (I)	1,099	452,241
MCH Group AG	15	1,023
Metall Zug AG	70	197,738
Meyer Burger Technology AG (I)	28,251	533,107
Micronas Semiconductor Holding AG (I)	5,432	44,659
Mobilezone Holding AG	8,979	96,991
Mobimo Holding AG (I)	1,074	239,289
Nobel Biocare Holding AG (I)	30,864	452,442
OC Oerlikon Corp. AG (I)	61,781	1,055,463
Orascom Development Holding AG (I)	2,115	39,286
Orell Fuessli Holding AG (I)	223	24,694
Orior AG (I)	1,924	120,536
Panalpina Welttransport Holding AG	1,996	330,410
Phoenix Mecano AG	246	156,565
PSP Swiss Property AG (I)	67	6,206
PubliGroupe SA	479	59,805
Rieter Holding AG (I)	1,028	233,121

57

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

Switzerland (continued)

Romande Energie Holding SA	82	99,150
Schaffner Holding AG (I)	90	26,956
Schmolz & Bickenbach AG (I)	220,328	315,112
Schweiter Technologies AG	355	276,380
Schweizerische National-Versicherungs-Gesellschaft AG	5,763	392,997
Siegfried Holding AG (I)	1,050	200,736
St. Galler Kantonalbank	426	178,245
Straumann Holding AG	369	79,183
Swiss Life Holding AG (I)	3,358	835,247
Swisslog Holding AG (I)	60,097	75,112
Swissquote Group Holding SA	3,162	132,182
Tamedia AG	641	83,126
Tecan Group AG (I)	1,738	208,525
Temenos Group AG	17,251	608,276
Tornos SA (I)	2,185	12,378
U-Blox AG (I)	1,765	238,263
Valiant Holding AG	5,125	520,470
Valora Holding AG	1,349	382,638
Vaudoise Assurances Holding SA	338	151,994
Vetropack Holding AG	96	190,675
Von Roll Holding AG (I)	2,046	4,114
Vontobel Holding AG	8,772	325,892
Walliser Kantonalbank	31	26,083
Walter Meier AG	600	44,676
Ypsomed Holding AG (I)(L)	776	68,392
Zehnder Group AG	3,259	155,232
Zueblin Immobilien Holding AG (I)	7,460	17,224
Zug Estates Holding AG (I)	69	94,149
Zuger Kantonalbank AG	48	258,492

Thailand 0.0%		22,301

Mermaid Maritime PCL	62,000	22,301

United Arab Emirates 0.0%		154,989

Lamprell PLC (I)	64,483	154,989

United Kingdom 20.3%		123,303,093

4imprint Group PLC	3,295	38,646
A.G.Barr PLC	16,658	171,854
Acal PLC	1,923	10,554
Afren PLC (I)	285,475	776,586
African Barrick Gold, Ltd.	4,879	22,974
Aga Rangemaster Group PLC (I)	16,809	47,375
Alent PLC	99,919	518,648
AMEC PLC	84,779	1,592,185
Amlin PLC	165,498	1,244,861
Anglo Pacific Group PLC	21,104	71,037
Anglo-Eastern Plantations PLC	3,323	37,394
Anite PLC	54,617	80,872
Ashmore Group PLC	93,395	493,081
Ashtead Group PLC	151,134	2,214,403
Avon Rubber PLC	2,655	28,016
Balfour Beatty PLC	177,098	944,856
Bank of Georgia Holdings PLC	12,888	500,536
Barratt Developments PLC	338,761	2,493,116
BBA Aviation PLC	142,938	804,334

58

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Bellway PLC	42,123	1,180,567
Berendsen PLC	49,436	866,977
Berkeley Group Holdings PLC	40,263	1,846,665
Betfair Group PLC	10,273	197,610
Bloomsbury Publishing PLC	18,160	53,810
Bodycote PLC	66,699	844,307
Booker Group PLC	487,010	1,419,986
Boot Henry PLC	17,069	64,127
Bovis Homes Group PLC	52,349	816,907
Braemar Seascope Group PLC	1,929	16,381
Brammer PLC (I)	22,960	184,257
Brewin Dolphin Holdings PLC	83,189	479,098
British Polythene Industries PLC (I)	8,247	91,867
Britvic PLC	67,350	875,988
BTG PLC (I)	111,260	1,113,851
Cable & Wireless Communications PLC	330,163	301,483
Cairn Energy PLC (I)	47,153	156,834
Capital & Counties Properties PLC	5,753	36,271
Capital & Regional PLC	10,673	9,228
Carclo PLC	7,141	25,209
Carillion PLC	113,187	718,410
Carr's Milling Industries PLC	520	16,185
Castings PLC (I)	6,764	50,703
Centaur Media PLC	19,732	24,973
Charles Stanley Group PLC (I)	5,789	46,746
Charles Taylor Consulting PLC	5,241	22,982
Chemring Group PLC	74,431	342,706
Chesnara PLC	36,756	216,890
Chime Communications PLC	19,625	114,700
Cineworld Group PLC	62,600	332,116
Clarkson PLC	2,633	92,191
Close Brothers Group PLC	48,826	1,197,031
Cobham PLC	339,361	1,694,157
Colt Group SA (I)	97,106	222,293
Communisis PLC	62,510	74,319
Computacenter PLC	20,379	233,249
Concentric AB	14,549	201,202
Consort Medical PLC	8,715	150,191
Costain Group PLC	4,485	3,342
Costain Group PLC	13,456	60,682
Cranswick PLC	14,704	309,229
Creston PLC	10,587	19,767
Croda International PLC	12,602	535,900
CSR PLC	61,169	775,413
D.S. Smith PLC (I)	307,884	1,817,853
Daily Mail & General Trust PLC	83,972	1,478,605
Dairy Crest Group PLC	48,688	433,578
Darty PLC	69,973	135,573
De La Rue PLC	16,318	223,341
Debenhams PLC	348,350	440,777
Dechra Pharmaceuticals PLC	23,640	278,720
Development Securities PLC	39,022	167,355
Devro PLC	43,875	228,203
Dignity PLC	17,265	433,963
Diploma PLC	35,157	455,053
Dixons Retail PLC (I)	929,120	799,427

59

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Domino Printing Sciences PLC	35,721	480,599
Domino's Pizza UK & IRL PLC	21,403	200,140
Drax Group PLC	129,743	1,751,078
Dunelm Group PLC	9,815	163,271
E2V Technologies PLC	9,409	25,783
easyJet PLC	30,229	869,375
Electrocomponents PLC	158,734	714,479
Elementis PLC	163,797	789,836
EnQuest PLC (I)	245,145	599,506
Enterprise Inns PLC (I)	170,881	443,334
Essentra PLC	58,686	873,747
Euromoney Institutional Investor PLC	13,047	288,012
F&C Asset Management PLC	118,107	249,802
Fenner PLC	43,996	312,794
Fidessa Group PLC	12,505	536,839
Findel PLC (I)	18,987	96,324
FirstGroup PLC (I)	267,982	633,309
Fuller Smith & Turner PLC	9,805	156,691
Future PLC (I)	44,714	10,501
Galliford Try PLC	28,088	602,020
Gem Diamonds, Ltd. (I)	25,896	68,919
Genus PLC	10,500	205,282
Go-Ahead Group PLC (I)	13,166	476,656
Greene King PLC	69,987	1,076,924
Greggs PLC	30,649	258,208
Halfords Group PLC	70,983	558,513
Halma PLC	112,125	1,143,876
Hardy Oil & Gas PLC (I)	7,986	10,229
Hays PLC	441,001	1,054,711
Headlam Group PLC (I)	15,937	126,546
Helical Bar PLC	37,218	232,726
Helphire PLC (I)	159,506	17,802
Hikma Pharmaceuticals PLC	41,044	988,136
Hill & Smith Holdings PLC (I)	23,758	221,602
Hilton Food Group, Ltd.	1,897	15,725
Hochschild Mining PLC	32,648	109,495
Hogg Robinson Group PLC	48,756	61,531
Home Retail Group PLC	311,743	1,023,177
Homeserve PLC	97,976	541,009
Howden Joinery Group PLC	165,332	1,050,255
Hunting PLC	41,962	594,430
Huntsworth PLC	40,056	48,335
Hyder Consulting PLC	1,362	9,858
ICAP PLC	181,432	1,331,157
IG Group Holdings PLC	108,566	1,150,302
Imagination Technologies Group PLC (I)	12,900	40,139
Inchcape PLC	146,217	1,535,507
Inmarsat PLC	136,339	1,585,334
Innovation Group PLC (I)	33,826	2,266
Innovation Group PLC (I)	321,349	193,841
Intermediate Capital Group PLC	51,098	384,644
International Personal Finance PLC	25,827	231,092
Interserve PLC	45,384	461,684
IP Group PLC (I)	75,566	271,664
ITE Group PLC (I)	73,751	347,984
Ithaca Energy, Inc. (I)(L)	140,966	350,092

60

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

J.D. Wetherspoon PLC	33,036	451,042
James Fisher & Sons PLC (I)	11,413	267,675
Jardine Lloyd Thompson Group PLC	40,678	721,786
Jazztel PLC (I)	44,312	599,156
JD Sports Fashion PLC	3,980	104,046
JKX Oil & Gas PLC (I)	17,585	18,116
John Menzies PLC	16,155	185,029
John Wood Group PLC	105,549	1,347,613
Johnston Press PLC (I)	131,792	58,402
Jupiter Fund Management PLC	93,351	681,853
Kcom Group PLC	195,710	317,958
Keller Group PLC	24,567	522,113
Kier Group PLC (I)	12,000	379,988
Ladbrokes PLC	271,129	756,820
Laird PLC	65,211	343,158
Lancashire Holdings, Ltd.	55,390	680,478
Laura Ashley Holdings PLC	68,094	29,600
Lavendon Group PLC (I)	28,612	99,571
Liontrust Asset Management PLC	5,127	20,136
Lonmin PLC (I)	134,717	679,807
Lookers PLC	94,039	204,050
Low & Bonar PLC	27,793	42,773
LSL Property Services PLC	10,635	83,651
Man Group PLC	602,130	1,043,197
Management Consulting Group PLC	85,894	36,252
Marshalls PLC	51,019	157,510
Marston's PLC	223,058	558,291
McBride PLC (I)	32,860	61,658
Mears Group PLC (I)	39,299	335,521
Mecom Group PLC	20,179	43,158
Meggitt PLC (I)	1,392	11,726
Melrose Industries PLC	337,557	1,853,747
Michael Page International PLC	78,061	661,883
Micro Focus International PLC	45,102	591,139
Millennium & Copthorne Hotels PLC	53,995	527,799
Mitchells & Butlers PLC (I)	67,354	546,268
Mitie Group PLC	84,247	487,123
Mondi PLC	16,196	296,991
Moneysupermarket.com Group PLC	47,068	147,406
Morgan Crucible Company PLC	98,684	569,954
Morgan Sindall PLC (I)	11,781	149,750
Mothercare PLC (I)	18,944	78,990
MWB Group Holdings PLC (I)	15,166	1,238
N. Brown Group PLC	48,689	480,832
National Express Group PLC	166,223	845,867
NCC Group, Ltd.	16,879	61,802
Norcros PLC	93,556	35,054
Northgate PLC	47,234	470,214
Novae Group PLC	17,166	163,810
Ocado Group PLC (I)	59,755	561,989
Optos PLC (I)	8,945	30,667
Oxford Biomedica PLC (I)	110,000	5,650
Oxford Instruments PLC	8,480	204,206
Pace PLC	97,208	675,419
PayPoint PLC	14,204	277,256
Pendragon PLC	269,797	151,173

61

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

Pennon Group PLC	120,792	1,502,164
Persimmon PLC (I)	69,046	1,670,441
Petropavlovsk PLC	25,670	39,953
Phoenix IT Group, Ltd.	10,564	20,078
Photo-Me International PLC (I)	36,301	85,064
Premier Farnell PLC	127,373	490,049
Premier Foods PLC (I)	61,231	147,729
Premier Oil PLC	175,219	925,142
Puma Brandenburg, Ltd. (I)	8,000	3,349
Puma Brandenburg, Ltd., A Shares (I)	8,000	8,038
Punch Taverns PLC (I)	147,074	27,091
PZ Cussons PLC	79,799	491,112
QinetiQ Group PLC	144,182	553,448
Quintain Estates & Development PLC (I)	181,720	316,427
R.E.A. Holdings PLC (I)	2,867	21,955
Rank Group PLC	7,361	16,949
Rathbone Brothers PLC	4,711	136,734
Redrow PLC (I)	102,557	587,153
Renishaw PLC	8,134	294,553
Renold PLC (I)	36,501	37,584
Rentokil Initial PLC	412,009	917,397
Restaurant Group PLC	62,568	701,431
Ricardo PLC	12,279	153,176
Rightmove PLC	26,393	1,216,514
RM PLC (I)	13,737	32,424
Robert Walters PLC	8,872	53,137
Rotork PLC	16,234	727,990
RPC Group PLC (I)	54,776	567,621
RPS Group PLC	59,915	347,215
Salamander Energy PLC (I)	49,302	82,877
Savills PLC	43,906	449,756
SDL PLC	15,813	99,654
Senior PLC	148,012	712,474
Sepura PLC	12,332	28,871
Serco Group PLC	157,045	1,212,574
Severfield Rowen PLC (I)	65,454	65,684
Shanks Group PLC	165,728	326,785
SIG PLC (I)	214,506	758,721
Smiths News PLC	61,486	211,766
Soco International PLC (I)	68,528	544,065
Spectris PLC	35,495	1,457,917
Speedy Hire PLC	226,833	276,310
Spirax-Sarco Engineering PLC	22,123	1,147,732
Spirent Communications PLC	110,810	194,588
Spirit Pub Company PLC	176,049	245,218
Sportech PLC (I)	2,345	3,505
St James's Place PLC	32,947	482,269
St. Ives PLC	34,957	112,549
St. Modwen Properties PLC (I)	67,348	444,838
Stagecoach Group PLC	129,101	842,693
SThree PLC	31,058	218,327
Stobart Group, Ltd.	4,843	12,341
Stolt-Nielsen, Ltd.	8,163	250,470
SuperGroup PLC (I)	11,805	328,003
Synergy Health PLC	17,077	385,128
Synthomer PLC (I)	91,958	408,020

62

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

TalkTalk Telecom Group PLC	144,753	766,727
Taylor Wimpey PLC	1,064,103	2,225,150
Ted Baker PLC	6,428	228,963
Telecity Group PLC	9,897	109,257
Telecom Plus PLC (I)	11,848	364,207
Thomas Cook Group PLC (I)	512,467	1,587,120
Thorntons PLC (I)	18,963	48,737
Tipp24 SE (I)	2,167	164,371
Topps Tiles PLC	39,596	92,519
Torotrak PLC (I)	880	328
Travis Perkins PLC	24,816	811,261
Tribal Group PLC	3,692	12,227
Trifast PLC	11,212	15,525
Trinity Mirror PLC (I)	103,423	394,881
TT electronics PLC	55,567	207,229
TUI Travel PLC	50,405	377,176
Tullett Prebon PLC	72,881	408,778
UBM PLC	30,450	365,539
UK Mail Group PLC (I)	6,109	70,584
Ultra Electronics Holdings PLC	22,687	730,676
Unite Group PLC	65,531	492,095
UTV Media PLC	24,720	103,705
Vectura Group PLC (I)	77,999	211,811
Vesuvius PLC	105,601	828,316
Victrex PLC	21,059	673,803
Vislink PLC (I)	10,699	7,864
Vitec Group PLC	3,750	39,419
Volex Group PLC	6,093	11,487
VP PLC (I)	664	7,379
W.S. Atkins PLC	26,663	661,169
WHSmith PLC	44,033	861,564
William Hill PLC	155,848	1,036,059
Wilmington Group PLC (I)	8,311	34,793
Wincanton PLC (I)	18,686	41,632
Wolfson Microelectronics PLC (I)	19,545	41,213
Xaar PLC	18,927	339,051
Xchanging PLC	74,399	219,397

United States 0.3%		1,493,480

AgJunction, Inc. (I)	10,400	10,144
Alacer Gold Corp.	70,631	190,722
Argonaut Gold, Inc. (I)	33,554	174,543
Bauer Performance Sports, Ltd. (I)	7,233	94,454
BNK Petroleum, Inc. (I)	21,400	41,938
Boart Longyear, Ltd. (I)(L)	78,496	21,441
Chaparral Gold Corp. (I)	3,700	1,971
Diligent Board Member Services, Inc. (I)	7,635	31,045
Equal Energy, Ltd.	2,743	14,648
Equal Energy, Ltd. (Toronto Exchange)	729	3,891
Golden Star Resources, Ltd. (I)(L)	13,800	9,936
Golden Star Resources, Ltd. (Toronto Exchange) (I)	38,298	28,015
Kofax, Ltd. (I)	21,135	170,848
Sims Metal Management, Ltd. (I)	53,045	461,688
Thompson Creek Metals Company, Inc. (I)(L)	12,600	33,516
Thompson Creek Metals Company, Inc. (Toronto Exchange) (I)	61,272	163,790
UR-Energy, Inc. (I)	2,300	3,967

63

International Small Company Fund
Fund’s investments
As of 2-28-14 (Unaudited)

		Shares	Value

United States (continued)

WaterFurance Renewable Energy, Inc.		1,794	36,923

Preferred Securities 0.0%			$1,685

(Cost $2,309)

France 0.0%			1,685

Valneva SE (I)		2,827	1,685

Warrants 0.0%			$104

(Cost $0)

Falcon Energy Group, Ltd. (Expiration Date: 6-18-16; Strike Price: SGD 0.43) (I)		3,200	13
Seat Pagine Gialle SpA (Expiration Date: 8-31-14) (I)(N)		130,315	89
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: $7.33) (I)		1	2

Rights 0.0%			$16,691

(Cost $0)

Mota-Engil Africa (Expiration Date: 12-31-49; Strike Price: OPEN) (I)(N)		22,829	16,691

	Yield (%)	Shares	Value

Securities Lending Collateral 4.7%			$28,537,565

(Cost $28,537,867)

John Hancock Collateral Investment Trust (W)	0.1432(Y)	2,851,817	28,537,565

Short-Term Investments 0.2%			$1,143,789

(Cost $1,143,789)

Money Market Funds 0.2%			1,143,789

State Street Institutional Liquid Reserves Fund	0.0736(Y)	1,143,789	1,143,789

Total investments (Cost $510,653,357) 104.2%			$632,881,982

Other assets and liabilities, net (4.2%)			($25,657,762)

Total net assets 100.0%			$607,224,220

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(N) Strike price and/or expiration date not available.

(W) The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

64

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 24, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 24, 2014